UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 - May 31, 2008

ITEM 1.          REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

•  Security is being fair valued as of May 31, 2008.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

  This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

  This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$957.30	0.54%	$2.64
Hypothetical 5% Annual Return	$1,000.00	$1,022.30	0.54%	$2.73

2

VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$995.10	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.28%	$1.42
VA International Value Portfolio
Actual Fund Return	$1,000.00	$933.60	0.47%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.65	0.47%	$2.38
VA International Small Portfolio
Actual Fund Return	$1,000.00	$964.80	0.60%	$2.95
Hypothetical 5% Annual Return	$1,000.00	$1,022.00	0.60%	$3.03
VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,015.90	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52
VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,006.00	0.31%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.45	0.31%	$1.57

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	18.0%	3.7%	9.0%	25.3%	5.0%	15.5%	17.2%	5.0%	—	0.4%	0.9%	100.0%
VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	15.6%	4.4%	16.2%	33.5%	0.5%	15.2%	4.4%	3.5%	—	6.7%	—	100.0%
VA International Value Portfolio	11.5%	3.0%	6.4%	45.0%	0.1%	9.3%	2.5%	11.3%	0.1%	7.8%	3.0%	100.0%
VA International Small Portfolio	16.3%	7.0%	8.6%	12.0%	5.2%	26.6%	8.9%	12.6%	0.1%	0.8%	1.9%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
VA Short-Term Fixed Portfolio	36.9%	13.5%	44.3%	5.3%	—	100.0%
VA Global Bond Portfolio	20.4%	45.6%	14.5%	16.4%	3.1%	100.0%

4

VA U.S. Targeted Value Portfolio
(formerly, VA Small Value Portfolio)

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.5%)
1st Source Corp.	7,680	$167,731
21st Century Holding Co.	2,500	25,675
* 3Com Corp.	150,900	380,268
* 4Kids Entertainment, Inc.	3,800	29,640
* 99 Cents Only Stores	11,600	97,092
A. Schulman, Inc.	8,700	196,533
* A. T. Cross Co. Class A	1,675	13,752
* A.C. Moore Arts & Crafts, Inc.	4,100	28,659
A.M. Castle & Co.	1,800	59,094
A.O. Smith Corp.	5,710	206,416
Abington Bancorp, Inc.	8,624	86,499
*# AbitibiBowater Canada, Inc.	8,528	101,313
* Accelrys, Inc.	1,339	8,730
* Accuride Corp.	9,400	72,850
Aceto Corp.	7,800	61,386
* Acme Communications, Inc.	5,900	8,850
* Acorn Factor, Inc.	1,500	9,705
* Actel Corp.	8,900	152,635
* Active Power, Inc.	10,070	14,098
* ActivIdentity Corp.	16,421	46,636
* Adaptec, Inc.	44,846	144,853
* Adolor Corp.	5,884	33,362
Advanta Corp. Class A	2,600	20,540
Advanta Corp. Class B	4,300	37,410
* Aehr Test Systems	120	1,049
* Aetrium, Inc.	1,800	5,634
Affirmative Insurance Holdings, Inc.	5,200	40,352
Agilysys, Inc.	10,400	108,576
Ah Belo Corp.	7,760	73,720
* AirNet Systems, Inc.	2,200	6,138
Alamo Group, Inc.	3,675	85,076
* Alaska Air Group, Inc.	13,600	265,608
* Albany Molecular Research, Inc.	12,600	176,148
Aldila, Inc.	1,900	14,535
Alexander & Baldwin, Inc.	1,600	82,352
Alliance Semiconductor Corp.	4,600	4,370
* Allied Defense Group, Inc.	2,800	19,880
* Allied Healthcare International, Inc.	16,200	28,512
* Allied Healthcare Products, Inc.	1,700	12,359
* Allied Motion Technologies, Inc.	400	2,172
* Allion Healthcare, Inc.	6,200	37,076
* Allis-Chalmers Energy, Inc.	7,800	133,926
* Alloy, Inc.	5,291	45,503
Alpharma, Inc. Class A	13,700	345,103
* AmComp, Inc.	3,787	41,998
Amcore Financial, Inc.	7,645	74,921
* Amerco, Inc.	6,865	408,536
American Axle & Manufacturing Holdings, Inc.	20,300	377,377
American Bancorp of New Jersey, Inc.	4,800	54,336
*# American Dental Partners, Inc.	250	3,005
American Equity Investment Life Holding Co.	20,500	216,685
American Greetings Corp. Class A	19,000	354,540

	Shares	Value†
# American Italian Pasta Co.	5,500	$50,050
* American Pacific Corp.	700	11,865
American Physicians Capital, Inc.	3,400	154,768
* American Physicians Services Group, Inc.	500	10,925
American Shared Hospital Services	400	1,000
American West Bancorporation	5,500	18,425
* America's Car-Mart, Inc.	4,500	74,205
* AmeriCredit Corp.	22,900	311,211
Ameris Bancorp	4,300	59,684
* Amerisafe, Inc.	1,500	23,835
* AmeriServe Financial, Inc.	8,400	25,116
* AMICAS, Inc.	16,950	46,612
* Analysts International Corp.	5,600	9,744
* Anaren, Inc.	6,200	80,662
Anchor Bancorp Wisconsin, Inc.	7,600	106,628
Angelica Corp.	3,500	75,985
* AngioDynamics, Inc.	8,191	126,879
* APP Pharmaceuticals, Inc.	2,818	37,367
* Appalachian Bancshares, Inc.	662	5,680
* Applera Corp. - Celera Group	1,800	23,184
* Applied Digital Solutions, Inc.	7,840	6,664
Applied Industrial Technologies, Inc.	12,825	352,816
* Applied Micro Circuits Corp.	25,113	246,359
Applied Signal Technologies, Inc.	4,600	71,162
Arbinet-thexchange, Inc.	9,000	34,200
Arctic Cat, Inc.	4,500	35,595
* Argo Group International Holdings, Ltd.	7,002	270,207
* Argon ST, Inc.	3,100	74,834
Arkansas Best Corp.	9,500	353,020
* Arotech Corp.	4,100	9,512
* Arrhythmia Research Technology, Inc.	291	1,676
ArvinMeritor, Inc.	27,500	411,675
Asbury Automotive Group, Inc.	13,770	226,792
* Ashworth, Inc.	4,000	12,920
* Aspen Technology, Inc.	5,900	84,960
Asset Acceptance Capital Corp.	8,800	123,992
* Astea International, Inc.	40	139
Astro-Med, Inc.	1,475	14,750
* Atlantic American Corp.	1,900	2,717
* Atlantis Plastics, Inc.	579	75
* ATS Medical, Inc.	10,600	23,320
* Audiovox Corp. Class A	5,000	53,300
* Authentidate Holding Corp.	8,900	4,539
* Autobytel, Inc.	15,600	26,052
* AutoImmune, Inc.	100	180
* Avalon Holding Corp. Class A	262	1,127
*# Avanex Corp.	5,400	6,372
*# Avatar Holdings, Inc.	3,200	110,944
*# Avid Technology, Inc.	10,700	229,622
* Avis Budget Group, Inc.	5,500	76,560
* Aviza Technology, Inc.	4,380	2,365
* Avocent Corp.	13,077	258,009
* Aware, Inc.	1,426	5,162

5

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Axcelis Technologies, Inc.	36,600	$208,986
* AXT, Inc.	7,406	34,216
* B of I Holding, Inc.	3,182	22,179
Baldor Electric Co.	9,100	320,320
Baldwin & Lyons, Inc. Class B	3,050	66,215
* Baldwin Technology Co., Inc. Class A	3,076	9,689
* Ballantyne of Omaha, Inc.	4,600	19,320
* Bancinsurance Corp.	625	3,141
# BancTrust Financial Group, Inc.	4,257	42,825
Bank Mutual Corp.	3,800	42,142
* Bank of Florida Corp.	4,593	45,930
Bank of Granite Corp.	5,200	52,884
# BankAtlantic Bancorp, Inc. Class A	14,012	24,661
BankFinancial Corp.	8,400	125,076
# BankUnited Financial Corp. Class A	12,300	38,745
Banner Corp.	6,125	111,414
Barrett Business Services, Inc.	2,000	26,300
* Basic Energy Services, Inc.	9,700	279,069
Bassett Furniture Industries, Inc.	4,200	50,358
*# Beacon Roofing Supply, Inc.	2,500	30,525
* BearingPoint, Inc.	72,600	98,736
Beasley Broadcast Group, Inc.	2,750	12,925
# Beazer Homes USA, Inc.	400	2,780
Bel Fuse, Inc. Class B	1,283	33,602
* Bell Industries, Inc.	1,860	400
* Bell Microproducts, Inc.	9,750	25,837
Belo Corp. Class A	38,800	370,928
* Benchmark Electronics, Inc.	27,623	490,861
Benjamin Franklin Bancorp, Inc.	3,100	41,850
Berkshire Hills Bancorp, Inc.	3,700	93,647
Beverly Hills Bancorp, Inc.	7,108	17,770
* BFC Financial Corp.	1,525	1,266
* BGC Partners, Inc. Class A	100	892
*• Big 4 Ranch, Inc.	300	—
* BioScrip, Inc.	14,160	60,746
* Birks & Mayors, Inc.	295	962
Black Box Corp.	6,700	192,290
# Blockbuster, Inc. Class A	29,419	95,612
* Blockbuster, Inc. Class B	22,500	57,600
* Bluegreen Corp.	10,480	72,102
# BlueLinx Holdings, Inc.	5,100	24,276
* BNCCORP., Inc.	300	3,285
* BNS Holding, Inc.	240	3,600
Bob Evans Farms, Inc.	13,400	390,074
Bogen Communications International, Inc.	1,000	4,725
* Bois d'Arc Energy, Inc.	18,400	450,432
* Bookham, Inc.	12,660	25,700
Books-A-Million, Inc.	970	7,285
# Borders Group, Inc.	2,400	14,736
* Borland Software Corp.	27,600	38,916
Boston Private Financial Holdings, Inc.	13,300	112,119
Bowne & Co., Inc.	300	4,611
* Breeze-Eastern Corp.	215	2,521
# Briggs & Stratton Corp.	18,800	277,300
* Brigham Exploration Co.	16,400	238,948
* Bristow Group, Inc.	3,500	182,945
* Bronco Drilling Co., Inc.	9,900	179,982
# Brookfield Homes Corp.	7,000	105,700
Brookline Bancorp, Inc.	22,100	222,105

	Shares	Value†
* Brooks Automation, Inc.	27,300	$278,187
Brown Shoe Company, Inc.	7,600	128,364
Brunswick Corp.	15,800	216,460
* Buca, Inc.	7,352	3,676
* Buckeye Technologies, Inc.	14,923	158,781
*# Builders FirstSource, Inc.	7,200	52,704
Building Materials Holding Corp.	7,700	20,636
* Butler International, Inc.	1,000	750
# C&D Technologies, Inc.	9,700	59,946
* Cabela's, Inc.	13,200	182,820
* Cache, Inc.	2,000	25,380
Cadence Financial Corp.	4,023	55,960
* CalAmp Corp.	8,879	22,286
* California Coastal Communities, Inc.	2,900	13,253
California First National Bancorp	1,000	9,825
* California Micro Devices Corp.	8,400	29,988
* Caliper Life Sciences, Inc.	13,208	47,285
* Callon Petroleum Co.	6,538	169,465
* CallWave, Inc.	8,052	19,566
* Cantel Medical Corp.	6,149	65,794
Capital Corp. of the West	3,200	18,656
* Capital Senior Living Corp.	6,400	51,456
Capitol Bancorp, Ltd.	4,500	69,660
* Captaris, Inc.	7,946	34,645
* Caraustar Industries, Inc.	7,400	17,020
* Cardiac Science Corp.	8,630	81,467
Cardinal Financial Corp.	8,700	74,733
* Cardiotech International, Inc.	842	429
*# Caribou Coffee Co.	2,694	5,765
Carmike Cinemas, Inc.	4,500	37,350
* Carriage Services, Inc.	6,800	48,824
Cascade Financial Corp.	2,600	23,400
* Cascade Microtech, Inc.	4,035	31,675
* Catalina Lighting, Inc.	120	240
* Catalyst Semiconductor, Inc.	6,200	27,900
* Catalytica Energy Systems, Inc.	286	1,064
* Catapult Communications Corp.	4,950	36,481
# Cathay General Bancorp	17,600	270,688
* Cavalier Homes, Inc.	7,000	16,030
* Cavco Industries, Inc.	2,000	76,660
CDI Corp.	1,316	37,506
Center Financial Corp.	4,900	45,864
* Centillium Communications, Inc.	2,400	1,920
* Central Garden & Pet Co.	8,400	67,200
* Central Garden & Pet Co. Class A	13,800	102,948
* Central Jersey Bancorp	2,551	20,102
Central Pacific Financial Corp.	11,700	174,564
* CEVA, Inc.	7,082	59,276
CFS Bancorp, Inc.	3,600	51,408
Champion Industries, Inc.	1,800	8,766
* Channell Commercial Corp.	100	120
* Charming Shoppes, Inc.	20,312	118,013
* Charter Communications, Inc.	35,057	55,741
Chemical Financial Corp.	9,080	221,552
Chemtura Corp.	28,100	245,313
Chesapeake Corp.	5,500	18,975
Chiquita Brands International, Inc.	14,800	360,232
* Chromcraft Revington, Inc.	100	387
Churchill Downs, Inc.	3,200	136,768
* Ciber, Inc.	18,600	130,572
* Cincinnati Bell, Inc.	15,500	65,255

6

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Ciprico, Inc.	1,000	$1,620
CIRCOR International, Inc.	5,005	267,317
Citadel Broadcasting Co.	39,500	69,520
Citizens Community Bancorp, Inc.	2,754	23,588
Citizens First Bancorp, Inc.	2,700	20,007
Citizens Republic Bancorp, Inc.	22,724	125,891
*# Citizens, Inc.	3,909	25,878
* Clarus Corp.	4,500	27,000
* Clearfield, Inc.	800	1,200
* CMGI, Inc.	16,700	250,166
* CNA Surety Corp.	15,930	233,056
Coachmen Industries, Inc.	4,100	12,505
Coast Distribution System, Inc.	800	3,840
Cobra Electronics Corp.	1,000	3,260
*# Coeur d'Alene Mines Corp.	4,900	15,337
* Coherent, Inc.	10,797	326,825
Cohu, Inc.	7,800	133,458
* Collective Brands, Inc.	5,000	56,650
Collectors Universe, Inc.	2,700	25,704
Columbia Banking System, Inc.	4,900	130,977
* Comforce Corp.	1,240	2,542
Commerce Group, Inc.	6,000	220,620
#• Commerce One, Inc.	4,310	—
* Commercial Vehicle Group, Inc.	7,600	105,944
Communications Systems, Inc.	1,500	16,575
* Community Bancorp	600	4,794
Community Bank System, Inc.	10,100	243,713
Community Trust Bancorp, Inc.	3,600	110,304
Compass Diversified Holdings	6,500	89,050
* Competitive Technologies, Inc.	2,300	6,831
* Complete Production Services, Inc.	13,000	372,580
*# CompuCredit Corp.	9,303	85,402
* Computer Task Group, Inc.	6,200	31,062
CompX International, Inc.	200	1,348
* Comstock Homebuilding Companies, Inc.	850	535
* Comstock Resources, Inc.	8,800	504,680
* Concord Camera Corp.	2,105	7,220
* Conexant Systems, Inc.	334	154
* Congoleum Corp. Class A	136	1
* Conmed Corp.	9,700	258,893
Connecticut Water Services, Inc.	2,800	67,928
*# Conn's, Inc.	3,000	51,810
* Consumer Portfolio Services, Inc.	7,579	21,600
Cooper Companies, Inc.	13,500	546,075
Cooper Tire & Rubber Co.	22,700	249,246
* Core Molding Technologies, Inc.	1,192	8,761
* Core-Mark Holding Co., Inc.	3,882	112,733
* Cornell Companies, Inc.	3,652	81,220
* Corrpro Companies, Inc.	275	375
# Corus Bankshares, Inc.	19,682	113,171
*# Cost Plus, Inc.	5,400	17,442
* Covenant Transport Group Class A	3,300	15,642
* Cowen Group, Inc.	5,600	44,464
* Cox Radio, Inc.	13,400	170,850
* CPI Aerostructures, Inc.	1,500	11,835
* Credence Systems Corp.	35,400	38,232
* Crescent Financial Corp.	3,419	24,309
* Cross Country Healthcare, Inc.	10,928	169,056
* CSP, Inc.	66	387
CSS Industries, Inc.	4,100	120,868

	Shares	Value†
CTS Corp.	9,000	$197,920
* Culp, Inc.	4,464	32,141
*# Cumulus Media, Inc. Class A	15,500	81,375
* CuraGen Corp.	11,561	12,948
* Curis, Inc.	2,700	3,969
* Cyberoptics Corp.	3,400	30,464
* Cybex International, Inc.	1,900	7,885
*# CytRx Corp.	75	66
D&E Communications, Inc.	5,508	53,042
* Data I/O Corp.	1,500	8,835
Dataram Corp.	3,283	10,670
* Dearborn Bancorp, Inc.	1,979	11,973
Del Monte Foods Co.	31,571	274,983
* dELiA*s, Inc.	4,300	10,965
Delphi Financial Group, Inc. Class A	15,896	459,235
Delta Apparel, Inc.	1,040	3,089
# Delta Financial Corp.	8,000	240
* Design Within Reach, Inc.	1,100	4,268
* Devcon International Corp.	400	600
* Diedrich Coffee, Inc.	2,094	5,026
* Digi International, Inc.	9,200	82,984
* Digimarc Corp.	6,500	72,215
* Digirad Corp.	6,600	14,784
# Dillards, Inc. Class A	15,300	249,084
Dime Community Bancshares	8,200	149,076
* Directed Electronics, Inc.	842	1,297
* Ditech Networks, Inc.	11,500	27,370
* Dixie Group, Inc.	3,900	28,470
* Dollar Thrifty Automotive Group, Inc.	8,100	113,400
*# Dominion Homes, Inc.	2,800	1,764
Donegal Group, Inc. Class A	7,473	133,841
Donegal Group, Inc. Class B	592	10,908
* Dorman Products, Inc.	2,900	27,550
* Dot Hill Systems Corp.	17,300	51,900
Dover Motorsports, Inc.	1,400	8,708
* drugstore.com, Inc.	100	217
* DSP Group, Inc.	9,700	80,898
* Duckwall-ALCO Stores, Inc.	1,100	14,509
* Ducommun, Inc.	3,900	123,513
* Dynamics Research Corp.	3,642	39,042
*# E*TRADE Financial Corp.	17,600	72,160
Eastern Co.	150	2,468
Eastern Insurance Holdings, Inc.	3,764	61,541
* Easylink Services International Corp.	400	1,152
Ecology & Environment, Inc. Class A	210	2,383
* Edge Petroleum Corp.	10,800	56,808
* Edgewater Technology, Inc.	4,067	20,904
* EFJ, Inc.	8,900	13,172
Electro Rent Corp.	9,900	139,788
* Electro Scientific Industries, Inc.	10,500	165,900
* Electroglas, Inc.	4,512	8,483
* Electronics for Imaging, Inc.	200	3,314
EMC Insurance Group, Inc.	4,700	131,741
* Emergent Biosolutions, Inc.	1,000	10,750
* Emerson Radio Corp.	9,800	11,662
* Emisphere Technologies, Inc.	200	368
Emmis Communications Corp. Class A	11,700	34,749
* EMS Technologies, Inc.	3,900	106,782
* Encore Acquisition Co.	9,000	601,110
* Encore Capital Group, Inc.	8,700	91,959

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Encore Wire Corp.	6,400	$144,960
* Endologix, Inc.	100	263
* Endwave Corp.	3,700	25,308
* EnerSys	16,260	507,475
Ennis, Inc.	8,935	168,782
* EnPro Industries, Inc.	3,807	152,661
* Entegris, Inc.	48,700	374,503
Entercom Communications Corp.	11,400	110,352
* Entertainment Distribution Co., Inc.	16,114	7,251
* Entorian Technologies, Inc.	7,400	7,770
* Entravision Communications Corp.	23,500	125,490
*# Epicept Corp.	407	216
* EPIQ Systems, Inc.	9,100	150,059
* ePlus, Inc.	2,500	29,750
# Epoch Holding Corp.	800	8,536
*• ePresence, Inc. Escrow Shares	2,300	69
* Escala Group, Inc.	8,400	24,612
* ESS Technology, Inc.	11,900	19,040
* ESSA Bancorp, Inc.	1,800	22,500
* Esterline Technologies Corp.	9,859	610,568
* etrials Worldwide, Inc.	1,811	3,024
* Evans & Sutherland Computer Corp.	900	837
* Evotec AG Sponsored ADR	5,636	21,811
* Exar Corp.	11,468	90,138
* EXCO Resources, Inc.	21,800	543,692
* ExpressJet Holdings, Inc.	17,500	35,525
* Exterran Holdings, Inc.	6,109	449,134
# F.N.B. Corp.	8,961	134,325
Farmer Brothers Co.	5,500	131,175
Farmers Capital Bank Corp.	1,442	35,704
FBL Financial Group, Inc. Class A	10,900	292,665
Federal Agriculture Mortgage Corp. Class C	2,700	78,192
Federal Signal Corp.	13,200	177,936
* Federal-Mogul Corp.	5,000	2,250
Ferro Corp.	16,500	319,440
Fidelity Southern Corp.	1,200	7,776
Financial Federal Corp.	5,085	123,515
Financial Institutions, Inc.	950	17,489
Finish Line, Inc. Class A	10,384	82,345
* Finlay Enterprises, Inc.	2,700	1,957
* First Acceptance Corp.	5,500	17,985
First Bancorp	2,000	33,620
* First Bank of Delaware	330	815
# First Busey Corp.	9,462	172,398
First Commonwealth Financial Corp.	15,300	171,666
First Defiance Financial Corp.	1,650	31,911
First Federal Bancshares of Arkansas, Inc.	700	8,771
First Financial Corp.	4,156	136,109
* First Investors Financial Services Group, Inc.	500	2,080
* First Keystone Financial, Inc.	100	1,115
* First Mariner Bancorp, Inc.	200	804
First Merchants Corp.	6,300	155,925
First Niagara Financial Group, Inc.	40,583	575,061
First Place Financial Corp.	6,075	77,335
* First Regional Bancorp	4,086	43,598
First Security Group, Inc.	2,335	18,306
First State Bancorporation	6,100	47,275
Firstbank Corp.	105	1,323

	Shares	Value†
* FirstCity Financial Corp.	3,700	$16,132
*# FirstFed Financial Corp.	1,200	17,688
* Fisher Communications, Inc.	1,100	38,632
# Flagstar Bancorp, Inc.	19,200	91,200
* Flanders Corp.	1,167	8,356
Flexsteel Industries, Inc.	600	6,900
Flushing Financial Corp.	4,709	92,391
FNB United Corp.	4,100	41,246
Foot Locker, Inc.	7,400	108,114
Footstar, Inc.	3,300	14,025
* Forgent Networks, Inc.	2,600	1,430
* FPIC Insurance Group, Inc.	3,000	136,530
*# Franklin Bank Corp.	6,000	6,120
* Franklin Covey Co.	6,600	55,374
*# Franklin Credit Management Corp.	2,400	2,268
* Franklin Electronic Publishers, Inc.	3,000	6,360
Fred's, Inc.	13,420	168,421
Frequency Electronics, Inc.	3,304	22,137
Friedman Industries, Inc.	2,536	15,850
*# Frontier Airlines Holdings, Inc.	10,900	2,561
Frozen Food Express Industries, Inc.	5,100	40,290
* FSI International, Inc.	8,800	15,400
FTD Group, Inc.	11,300	166,675
# Fulton Financial Corp.	4,200	53,004
* Furmanite Corp.	92	834
Furniture Brands International, Inc.	18,400	258,704
G & K Services, Inc. Class A	8,200	286,918
*# Gander Mountain Co.	8,960	37,632
Gateway Financial Holdings, Inc.	4,501	44,695
GATX Corp.	15,076	743,398
* Gehl Co.	3,900	62,400
* General Communications, Inc. Class A	5,000	36,800
*# Genitope Corp.	11,800	1,180
* Gentiva Health Services, Inc.	8,100	163,134
* Geomet, Inc.	6,300	51,912
# Georgia Gulf Corp.	11,900	50,456
* Gerber Scientific, Inc.	7,000	70,070
German American Bancorp, Inc.	3,726	46,500
* Getty Images, Inc.	9,800	328,104
Gevity HR, Inc.	1,900	14,193
Gibraltar Industries, Inc.	10,700	172,591
* G-III Apparel Group, Ltd.	3,100	51,429
Glatfelter Co.	11,400	177,612
* Glu Mobile, Inc.	1,600	7,888
* GoAmerica, Inc.	21	143
* Golfsmith International Holdings, Inc.	1,700	3,655
* Gottschalks, Inc.	4,600	9,798
* GP Strategies Corp.	2,300	22,908
* Graphic Packaging Holding Co.	76,400	226,908
Gray Television, Inc.	11,939	47,995
Gray Television, Inc. Class A	1,000	5,350
# Great Southern Bancorp, Inc.	1,900	21,945
* Great Wolf Resorts, Inc.	11,000	76,450
* Greatbatch, Inc.	5,900	110,625
Greenbrier Companies, Inc.	4,536	119,070
Greene Bancshares, Inc.	3,900	75,543
* Grey Wolf, Inc.	7,400	57,942
* Griffon Corp.	10,700	96,728
# Group 1 Automotive, Inc.	7,650	199,206
* GTC Biotherapeutics, Inc.	3,500	1,785

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* GTSI Corp.	3,196	$24,577
* Guaranty Bancorp	20,000	119,800
Guaranty Federal Bancshares, Inc.	100	2,220
Gulf Island Fabrication, Inc.	300	12,414
* Hackett Group, Inc.	3,931	20,756
* Hain Celestial Group, Inc.	13,200	379,764
* Hallmark Financial Services, Inc.	6,106	77,546
* Hampshire Group, Ltd.	900	6,750
# Handleman Co.	4,791	5,270
* Hanger Orthopedic Group, Inc.	7,700	100,100
Hanmi Financial Corp.	5,000	32,000
Hardinge, Inc.	2,569	36,094
Harleysville Group, Inc.	10,793	421,035
Harleysville National Corp.	6,200	84,072
* Harris Interactive, Inc.	18,800	35,720
* Harris Stratex Networks, Inc. Class A	6,521	73,296
* Hartmarx Corp.	12,500	29,250
* Harvard Bioscience, Inc.	8,300	39,840
* Harvest Natural Resources, Inc.	13,500	150,390
* Hastings Entertainment, Inc.	3,300	27,621
# Haverty Furniture Co., Inc.	6,670	70,168
* Hawaiian Holdings, Inc.	900	6,588
* Hayes Lemmerz International, Inc.	23,288	91,289
*# Headwaters, Inc.	14,800	160,876
* Healthspring, Inc.	2,300	42,734
* HealthTronics, Inc.	11,755	44,434
* Helen of Troy, Ltd.	8,000	142,960
* Henry Bros. Electronics, Inc.	1,200	7,680
Hercules Technology Growth Capital, Inc.	10,612	110,046
Heritage Commerce Corp.	4,300	68,456
* Herley Industries, Inc.	4,300	69,101
HF Financial Corp.	363	6,425
* hi/fn, Inc.	4,100	20,746
* Hirsch International Corp. Class A	600	924
* Hi-Tech Pharmacal Co., Inc.	3,930	36,156
* HKN, Inc.	3,300	34,782
HMN Financial, Inc.	750	12,450
* Hollywood Media Corp.	3,600	8,640
Home Bancshares, Inc.	3,300	75,900
Home Federal Bancorp, Inc.	4,500	52,650
Hooper Holmes, Inc.	21,300	20,661
HopFed Bancorp, Inc.	657	9,099
Horace Mann Educators Corp.	14,766	240,538
Horizon Financial Corp.	1,700	18,394
* HouseValues, Inc.	2,300	6,279
* Hudson Highland Group, Inc.	5,000	62,650
* Hutchinson Technology, Inc.	8,900	128,160
* Huttig Building Products, Inc.	8,000	18,720
* Hypercom Corp.	14,300	69,641
* I.D. Systems, Inc.	1,100	8,096
IBERIABANK Corp.	4,305	227,046
* Ibis Technology Corp.	1,800	468
* ICT Group, Inc.	3,800	40,280
IDT Corp.	6,300	20,790
IDT Corp. Class B	22,700	81,039
* iGATE Capital Corp.	8	68
# IHOP Corp.	1,100	51,579
* Ikanos Communications	10,776	38,363
IKON Office Solutions, Inc.	45,300	547,677
ILX Resorts, Inc.	800	2,440

	Shares	Value†
* Image Entertainment, Inc.	4,600	$5,198
* I-many, Inc.	4,000	4,040
Imation Corp.	12,300	321,768
Imperial Capital Bancorp, Inc.	1,500	15,030
# Imperial Sugar Co.	4,529	65,670
Independence Holding Co.	5,757	78,813
Independent Bank Corp. (MI)	7,900	47,479
* Industrial Distribution Group, Inc.	1,900	22,952
* Infinity Pharmaceuticals, Inc.	1,975	14,516
Infinity Property & Casualty Corp.	6,600	266,112
* Infinity, Inc.	6,400	2,368
* InFocus Corp.	11,900	20,349
InfoSpace, Inc.	13,100	119,603
infoUSA, Inc.	5,000	28,050
* Innotrac Corp.	900	3,681
* Innovex, Inc.	5,562	4,171
* Insight Enterprises, Inc.	17,564	235,358
* Insituform Technologies, Inc. Class A	10,400	191,776
*# Insmed, Inc.	242	145
* InsWeb Corp.	333	3,330
Integra Bank Corp.	6,992	100,475
* IntegraMed America, Inc.	123	1,023
* Integrated Silicon Solution, Inc.	9,260	56,486
* Intelligent Systems Corp.	500	1,650
* International Rectifier Corp.	4,200	97,356
* International Shipholding Corp.	400	9,512
* Internet Brands, Inc.	1,000	7,090
* Internet Capital Group, Inc.	13,300	133,798
* Intersections, Inc.	6,500	60,970
* Interstate Hotels & Resorts, Inc.	11,191	39,504
Intervest Bancshares Corp.	1,700	14,909
* Interwoven, Inc.	5,939	79,642
* Intest Corp.	3,234	5,805
* IntriCon Corp.	700	5,460
Invacare Corp.	9,100	165,438
* Iomega Corp.	13,300	51,072
* iPass, Inc.	23,900	51,385
* Iridex Corp.	2,900	6,757
Irwin Financial Corp.	11,200	46,032
* IXYS Corp.	11,100	129,426
J. Alexander's Corp.	2,399	17,489
* Jaco Electronics, Inc.	550	709
* Jakks Pacific, Inc.	10,700	252,520
* Jarden Corp.	12,266	229,987
*# JetBlue Airways Corp.	9,900	39,303
* Jo-Ann Stores, Inc.	8,900	200,339
Johnson Outdoors, Inc.	2,777	43,210
Jones Apparel Group, Inc.	22,000	370,040
Journal Communications, Inc. Class A	15,134	88,685
# Journal Register Co.	12,300	1,968
* JPS Industries, Inc.	1,000	7,150
* Jupitermedia Corp.	7,900	14,694
* Kadant, Inc.	4,800	128,304
Kaman Corp. Class A	3,600	93,240
* Katy Industries, Inc.	800	1,000
KB Home	15,500	317,905
Keithley Instruments, Inc.	3,734	38,236
Kelly Services, Inc. Class A	11,300	237,300
* Kemet Corp.	24,912	100,395

9

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Kenneth Cole Productions, Inc. Class A	4,100	$63,960
* Key Technology, Inc.	987	36,095
* Key Tronic Corp.	3,598	12,953
* Keynote Systems, Inc.	4,100	55,350
* Kforce, Inc.	9,600	88,800
Kimball International, Inc. Class B	7,471	78,819
* Kindred Healthcare, Inc.	15,400	424,886
* Kirkland's, Inc.	6,000	16,200
* Knight Capital Group, Inc.	23,905	425,748
* Kopin Corp.	23,100	69,993
* Kratos Defense & Security Solutions, Inc.	23,600	46,020
L.S. Starrett Co. Class A	200	4,556
* L-1 Identity Solutions, Inc.	27,677	437,297
* La Jolla Pharmaceutical Co.	300	573
* LaBranche & Co., Inc.	14,530	97,351
LaCrosse Footwear, Inc.	900	12,393
Lakeland Bancorp, Inc.	8,014	118,126
* Lakeland Industries, Inc.	2,120	26,479
* Lakes Entertainment, Inc.	7,350	40,939
LandAmerica Financial Group, Inc.	6,200	184,636
# Landry's Restaurants, Inc.	7,200	118,152
* Langer, Inc.	2,800	4,004
* Lannet Co., Inc.	6,599	25,736
* Lantronix, Inc.	2,300	1,981
* Lattice Semiconductor Corp.	41,300	147,028
* Lazare Kaplan International, Inc.	2,900	26,390
La-Z-Boy, Inc.	18,067	114,725
* LCC International, Inc. Class A	5,400	6,804
* Leadis Technolgies, Inc.	4,735	7,907
* Lear Corp.	6,600	169,950
* LECG Corp.	3,800	38,380
* LeCroy Corp.	4,152	35,915
# Lee Enterprises, Inc.	14,300	97,240
Legacy Bancorp, Inc.	3,500	47,250
* Lenox Group, Inc.	5,000	3,650
*# Level 3 Communications, Inc.	134	460
* LifePoint Hospitals, Inc.	11,400	364,686
# Lifetime Brands, Inc.	4,800	33,648
* LightPath Technologies, Inc.	287	485
* Lin TV Corp.	10,500	96,075
* Lionbridge Technologies, Inc.	11,500	27,945
# Lithia Motors, Inc. Class A	5,052	34,505
LNB Bancorp, Inc.	2,597	28,567
* Lodgian, Inc.	8,606	77,454
* Logic Devices, Inc.	1,100	1,166
* LogicVision, Inc.	400	600
* LookSmart, Ltd.	6,700	29,011
* Loral Space & Communications, Inc.	7,200	139,608
Louisiana-Pacific Corp.	25,700	311,998
* Luby's, Inc.	8,900	62,923
* Lydall, Inc.	3,900	59,826
* M&F Worldwide Corp.	6,100	218,319
# M/I Homes, Inc.	3,540	60,782
# Macatawa Bank Corp.	4,400	39,556
* Mace Security International, Inc.	4,900	8,673
* Mac-Gray Corp.	4,000	42,080
* Magnetek, Inc.	6,800	30,600
MainSource Financial Group, Inc.	6,528	109,540
* MAIR Holdings, Inc.	4,800	20,160

	Shares	Value†
* Management Network Group, Inc.	12,850	$21,331
*# MarineMax, Inc.	6,400	62,656
* Mariner Energy, Inc.	22,800	745,560
* Marlin Business Services, Inc.	4,200	29,988
*# Martek Biosciences Corp.	7,800	294,528
* Marten Transport, Ltd.	7,800	139,776
* Material Sciences Corp.	5,234	40,354
* Maxxam, Inc.	1,000	28,500
MB Financial, Inc.	12,800	364,416
MBT Financial Corp.	5,800	49,068
MCG Capital Corp.	20,500	117,465
McRae Industries, Inc. Class A	200	3,380
MDC Holdings, Inc.	5,000	203,150
* Meade Instruments Corp.	5,400	7,290
Meadowbrook Insurance Group, Inc.	13,330	91,577
Medallion Financial Corp.	6,000	57,900
* MedCath Corp.	6,764	146,779
# Media General, Inc. Class A	8,000	121,920
*# Medialink Worldwide, Inc.	1,902	1,940
* Medical Staffing Network Holdings, Inc.	10,900	45,453
* MedQuist, Inc.	1,842	16,716
Mercantile Bank Corp.	1,015	8,536
Mercer Insurance Group, Inc.	2,391	42,679
* Mercury Computer Systems, Inc.	6,300	55,881
* Merge Healthcare, Inc.	10,947	7,553
* Meridian Resource Corp.	32,168	71,413
* Merix Corp.	7,000	17,500
* Merrimac Industries, Inc.	200	1,390
*# Mesa Air Group, Inc.	10,500	7,560
Methode Electronics, Inc.	7,900	90,376
* Metro One Telecommunications, Inc.	925	870
MGP Ingredients, Inc.	4,000	29,600
MicroFinancial, Inc.	2,400	8,832
Midwest Banc Holdings, Inc.	8,293	72,813
*# Milacron, Inc.	1,132	1,449
* Miller Industries, Inc.	1,900	21,261
Minerals Technologies, Inc.	6,500	452,465
* Misonix, Inc.	2,200	7,920
* MKS Instruments, Inc.	20,600	485,336
* Mobile Mini, Inc.	9,000	217,530
Modine Manufacturing Co.	11,503	181,057
* Mod-Pac Corp.	962	5,118
* Modtech Holdings, Inc.	3,163	695
* Moldflow Corp.	303	6,666
Monaco Coach Corp.	10,200	46,716
*# Monogram Biosciences, Inc.	13,770	15,147
* Monterey Pasta Co.	5,200	12,844
* Morton's Restaurant Group, Inc.	3,500	28,525
* Mothers Work, Inc.	1,800	21,888
Movado Group, Inc.	1,500	33,000
* Move, Inc.	163	491
* MPS Group, Inc.	36,900	423,612
* MRV Communications, Inc.	13,300	23,674
* MTC Technologies, Inc.	3,000	71,490
* MTR Gaming Group, Inc.	5,500	29,700
Mueller Water Products, Inc.	9,300	94,209
Mueller Water Products, Inc. Class B	22,800	225,720
* Multimedia Games, Inc.	8,900	48,416
NACCO Industries, Inc. Class A	2,390	207,595
*# Nanogen, Inc.	9,600	3,176

10

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Nanometrics, Inc.	6,400	$50,496
* Napster, Inc.	200	310
Nara Bancorp, Inc.	400	5,088
# Nash Finch Co.	4,036	154,337
* Nashua Corp.	500	4,720
* National Patent Development Corp.	1,500	3,450
National Penn Bancshares, Inc.	18,542	317,439
National Presto Industries, Inc.	800	53,352
* National Technical Systems, Inc.	3,198	17,749
* Natural Alternatives International, Inc.	1,600	12,560
* Natural Gas Services Group	300	8,223
*# Natural Health Trends Corp.	3,100	4,557
# Nautilus Group, Inc.	11,000	74,030
* Navarre Corp.	8,000	14,160
* Navidec Financial, Inc.	38	59
* Navigators Group, Inc.	6,000	302,940
* NCI Building Systems, Inc.	5,900	184,316
Neenah Paper, Inc.	5,000	106,250
Nelnet, Inc. Class A	13,000	171,470
* Neose Technologies, Inc.	2,900	1,711
* Network Engines, Inc.	1,300	1,651
* Neurocrine Biosciences, Inc.	13,300	65,569
* Neurogen Corp.	18	15
New Hampshire Thrift Bancshares, Inc.	200	2,388
New Jersey Resources Corp.	13,250	441,358
* New Motion, Inc.	2,907	12,733
New Westfield Financial, Inc.	5,100	50,082
NewAlliance Bancshares, Inc.	42,279	566,539
NewBridge Bancorp	1,700	15,725
* Newpark Resources, Inc.	30,700	216,435
* Newport Corp.	11,200	149,856
* Newtek Business Services, Inc.	7,600	7,828
* Nexity Financial Corp.	2,500	13,950
*# Nextwave Wireless, Inc.	10,400	55,848
NL Industries, Inc.	17,500	201,250
* NMS Communications Corp.	1,600	1,856
NN, Inc.	5,500	71,555
* Nobel Learning Communities, Inc.	100	1,370
Noble International, Ltd.	6,249	35,557
* North America Galvanizing & Coatings, Inc.	1,950	14,996
* North American Scientific, Inc.	360	508
Northeast Community Bancorp, Inc.	4,700	54,520
* Northwest Pipe Co.	2,813	132,183
* NOVT Corp.	1,000	1,880
* Nu Horizons Electronics Corp.	6,600	37,950
* Nutraceutical International Corp.	2,700	35,721
* NYFIX, Inc.	6,300	25,011
NYMAGIC, Inc.	3,249	73,785
O.I. Corp.	400	4,688
* Ocwen Financial Corp.	18,089	127,347
OfficeMax, Inc.	11,300	244,984
Oil-Dri Corp. of America	125	2,144
Olympic Steel, Inc.	697	45,291
* Omega Protein Corp.	4,485	62,476
* On Assignment, Inc.	2,895	24,144
Openwave Systems, Inc.	41,800	82,764
* Oplink Communications, Inc.	7,457	82,624
* OPTi, Inc.	1,000	2,780
* Optical Cable Corp.	1,600	10,096

	Shares	Value†
* Orchid Cellmark, Inc.	2,100	$5,943
* Ore Pharmaceuticals, Inc.	1,740	3,393
# Orleans Homebuilders, Inc.	5,600	26,432
* Orthologic Corp.	8,300	8,549
* Oscient Pharmaceuticals Corp.	280	588
* OSI Systems, Inc.	3,500	88,235
* Osteotech, Inc.	5,900	36,108
O'Charleys, Inc.	9,029	100,222
* Outdoor Channel Holdings, Inc.	3,000	23,730
* Overland Storage, Inc.	4,000	4,200
Oxford Industries, Inc.	6,100	166,774
* P.A.M. Transportation Services, Inc.	3,545	51,970
# Pacific Capital Bancorp	7,400	147,556
Pacific Mercantile Bancorp	2,964	27,091
* Pacific Premier Bancorp, Inc.	800	5,800
* Packeteer, Inc.	10,100	71,710
PacWest Bancorp	10,300	217,124
*# Palm Harbor Homes, Inc.	8,207	62,127
*# Palm, Inc.	23,837	144,452
* Pantry, Inc.	7,500	91,500
* PAR Technology Corp.	5,200	48,880
* Paragon Technologies, Inc.	781	5,108
Park National Corp.	200	14,180
* Parker Drilling Co.	400	3,576
* Park-Ohio Holdings Corp.	4,100	61,582
Parkvale Financial Corp.	100	2,623
* Parlux Fragrances, Inc.	6,953	23,432
* Patrick Industries, Inc.	1,000	7,260
Patriot Capital Funding, Inc.	6,715	68,292
PAULA Financial	300	570
* PC Connection, Inc.	8,100	88,209
PC-Tel, Inc.	7,638	75,540
* PDF Solutions, Inc.	3,000	16,920
* PDI, Inc.	4,100	33,825
Pegasystems, Inc.	3,896	47,999
Penford Corp.	800	17,432
* Penn Treaty American Corp.	8,125	40,625
Penske Automotive Group, Inc.	27,670	578,026
Peoples Bancorp, Inc.	3,800	90,022
* Peoplesupport, Inc.	6,000	55,500
* Perceptron, Inc.	73	633
* Performance Technologies, Inc.	4,600	25,484
* Pericom Semiconductor Corp.	2,500	46,850
* Perot Systems Corp.	8,000	132,160
* Perry Ellis International, Inc.	4,350	118,581
* Pervasive Software, Inc.	7,700	35,959
*• Petrocorp, Inc. Escrow Shares	1,700	102
* Petroleum Development Corp.	4,960	342,736
* PGT, Inc.	300	921
* Pharmacyclics, Inc.	4,100	4,223
* Pharmanet Development Group, Inc.	1,800	30,384
* PharMerica Corp.	5,636	115,369
* PHH Corp.	17,000	320,110
* PHI, Inc.	4,500	176,490
* Phoenix Footwear Group, Inc.	2,700	4,455
* Photon Dynamics, Inc.	5,700	72,504
* Photronics, Inc.	10,900	97,882
* Pico Holdings, Inc.	6,804	282,094
Pier 1 Imports, Inc.	25,207	181,742
Pilgrim's Pride Corp.	9,300	241,800
Pinnacle Bancshares, Inc.	200	2,040

11

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Pinnacle Entertainment, Inc.	11,600	$160,892
* Pinnacle Financial Partners, Inc.	7,600	204,364
* Pioneer Drilling Co.	14,053	250,284
* Piper Jaffray Companies, Inc.	3,700	140,600
* Planar Systems, Inc.	6,072	20,159
* PlanetOut, Inc.	340	938
* PLATO Learning, Inc.	7,600	19,988
* Plug Power, Inc.	29,890	93,855
* PMA Capital Corp. Class A	10,451	104,301
* Point.360	400	620
* PolyOne Corp.	33,700	260,838
* Pomeroy IT Solutions, Inc.	3,800	22,762
Portec Rail Products, Inc.	342	4,155
*# Powerwave Technologies, Inc.	46,944	189,184
Preformed Line Products Co.	600	30,312
Presidential Life Corp.	7,200	126,864
* Prestige Brands Holdings, Inc.	18,000	196,380
*• Price Communications Liquidation Trust	16,900	2,308
PriceSmart, Inc.	614	14,454
* ProAssurance Corp.	11,400	584,022
ProCentury Corp.	4,800	84,528
* Proliance International, Inc.	5,474	5,748
* Prospect Medical Holdings, Inc.	2,880	10,598
Prosperity Bancshares, Inc.	15,000	479,100
*# Protection One, Inc.	2,146	18,262
Providence & Worcester Railroad Co.	200	4,000
# Provident Bankshares Corp.	11,000	105,160
Provident Financial Holdings, Inc.	2,100	27,153
Provident Financial Services, Inc.	24,000	377,520
Provident New York Bancorp	15,000	195,150
* Pyramid Breweries, Inc.	3,017	7,693
Quaker Chemical Corp.	247	7,897
* Quaker Fabric Corp.	4,050	41
* Quantum Corp.	29,600	50,616
*# Quantum Fuel Systems Technologies Worldwide, Inc.	15,000	36,450
* QuickLogic Corp.	3,884	7,962
* Quiksilver, Inc.	11,100	94,794
* Rackable Systems, Inc.	8,800	120,208
* Radio One, Inc. Class D	31,100	36,387
* RadiSys Corp.	8,000	80,240
*# RadNet, Inc.	2,300	14,996
Rainier Pacific Financial Group, Inc.	2,200	28,644
* RC2 Corp.	5,553	107,228
* RCM Technologies, Inc.	4,279	18,485
RCN Corp.	1,323	16,022
* Reading International, Inc. Class A	1,086	10,143
* Reading International, Inc. Class B	60	620
* Ready Mix, Inc.	923	5,353
* RealNetworks, Inc.	48,764	355,977
* Red Lion Hotels Corp.	6,700	58,156
* Redhook Ale Brewery, Inc.	3,112	14,004
Regal-Beloit Corp.	9,706	451,329
* Regent Communications, Inc.	12,500	12,250
Regis Corp.	13,290	403,219
* RehabCare Group, Inc.	5,900	100,123
Relm Wireless Corp.	1,500	2,400
REMEC, Inc.	6,227	7,472
Renasant Corp.	7,550	175,311
* Republic Airways Holdings, Inc.	15,000	182,700

	Shares	Value†
* Republic First Bancorp, Inc.	225	$1,049
* Res-Care, Inc.	5,200	99,164
Resource America, Inc.	6,400	64,256
* Rewards Network, Inc.	8,700	43,500
* Rex Stores Corp.	2,450	41,160
* RF Micro Devices, Inc.	38,515	154,060
* RF Monolithics, Inc.	3,300	7,260
Richardson Electronics, Ltd.	4,600	25,990
Riverview Bancorp, Inc.	4,200	37,464
* Rock of Ages Corp.	500	1,710
* Rockford Corp.	2,200	2,640
Rock-Tenn Co. Class A	9,400	335,486
* Rocky Brands, Inc.	1,900	11,134
Rome Bancorp, Inc.	3,000	35,100
* Rosetta Resources, Inc.	17,367	467,693
* Royale Energy, Inc.	2,090	12,101
* Rudolph Technologies, Inc.	10,100	101,606
* Rural/Metro Corp.	1,300	3,419
* Rush Enterprises, Inc. Class A	9,000	145,620
* Rush Enterprises, Inc. Class B	1,650	24,816
Russ Berrie & Co., Inc.	4,600	55,614
* RXi Pharmaceuticals Corp.	3	29
Ryland Group, Inc.	12,600	350,280
* S&K Famous Brands, Inc.	300	1,230
* S1 Corp.	9,300	60,822
* Safeguard Scientifics, Inc.	43,500	60,030
Safety Insurance Group, Inc.	5,800	224,228
* Saga Communications, Inc. Class A	6,450	30,315
* Saia, Inc.	3,700	51,467
Salem Communications Corp.	6,200	15,314
Sanders Morris Harris Group, Inc.	8,900	64,970
Sandy Spring Bancorp, Inc.	3,998	105,867
* Sanfilippo (John B.) & Son, Inc.	2,900	26,912
* Sanmina-SCI Corp.	104,400	156,600
* SatCon Technology Corp.	1,300	3,744
* Scheid Vineyards, Inc.	40	1,380
Schiff Nutrition International, Inc.	500	3,135
* Scholastic Corp.	13,900	432,290
* School Specialty, Inc.	7,600	238,564
Schweitzer-Maudoit International, Inc.	5,409	110,344
* SCM Microsystems, Inc.	5,400	16,038
* SCPIE Holdings, Inc.	1,500	41,400
Seaboard Corp.	200	359,000
* Seabright Insurance Holdings	7,500	114,900
* Seachange International, Inc.	9,300	73,098
Seacoast Banking Corp. of Florida	2,700	29,025
* Secure Computing Corp.	24,200	128,986
# Security Bank Corp.	4,571	25,141
* Selectica, Inc.	9,800	13,818
Selective Insurance Group, Inc.	19,700	431,036
Sensient Technologies Corp.	8,700	273,615
Servidyne, Inc.	1,200	7,308
*# Sharper Image Corp.	4,271	683
Shiloh Industries, Inc.	5,891	58,439
* Shoe Carnival, Inc.	3,000	43,800
SI Financial Group, Inc.	1,327	13,018
* SI International, Inc.	4,500	110,250
* SIFCO Industries, Inc.	161	2,069
* Silicon Storage Technology, Inc.	36,200	117,650
* Silverleaf Resorts, Inc.	12,000	25,920

12

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Simmons First National Corp. Class A	4,800	$146,064
Sims Group, Ltd. Sponsored ADR	3,905	144,016
*# Six Flags, Inc.	22,600	46,330
Skyline Corp.	3,000	80,160
Skywest, Inc.	23,200	358,672
* Skyworks Solutions, Inc.	52,900	546,457
Soapstone Networks, Inc.	3,000	15,990
Sonic Automotive, Inc.	12,687	236,613
* Sonic Foundry, Inc.	1,700	1,156
* Sonic Innovations, Inc.	4,828	19,312
* SonicWALL, Inc.	11,909	95,272
*# Source Interlink Companies, Inc.	16,600	19,754
# South Financial Group, Inc.	25,400	139,954
South Jersey Industries, Inc.	9,275	354,769
Southern Community Financial Corp.	6,200	44,392
* Southern Connecticut Bancorp, Inc.	100	710
* Southern First Bancshares, Inc.	200	2,678
Southwest Bancorp, Inc.	4,864	82,493
* Spanish Broadcasting System, Inc.	13,700	19,317
Spartech Corp.	10,300	110,931
* Sparton Corp.	2,336	10,746
* Specialty Underwriters' Alliance, Inc.	700	3,332
* Spectrum Control, Inc.	3,500	31,885
* Spectrum Pharmaceuticals, Inc.	3,900	7,020
Speedway Motorsports, Inc.	13,100	333,919
* Spherion Corp.	15,600	78,468
* Sport Chalet, Inc. Class A	4,484	19,057
* Sport Chalet, Inc. Class B	150	609
* SRI/Surgical Express, Inc.	900	3,429
Stage Stores, Inc.	15,625	211,094
Standard Motor Products, Inc.	6,400	54,400
# Standard Pacific Corp.	18,200	57,148
Standex International Corp.	4,509	93,111
Stanley Furniture, Inc.	2,500	29,650
StarTek, Inc.	5,200	44,980
State Auto Financial Corp.	14,000	385,700
* Steinway Musical Instruments, Inc.	1,600	43,920
StellarOne Corp.	235	4,061
Stepan Co.	1,500	61,335
Stephan Co.	200	678
Sterling Financial Corp.	10,300	91,464
Stewart Enterprises, Inc.	21,307	147,018
Stewart Information Services Corp.	6,200	146,630
* Stone Energy Corp.	3,700	250,046
* Stoneridge, Inc.	6,900	115,437
* Stratus Properties, Inc.	650	17,219
* SumTotal Systems, Inc.	4,993	23,217
* Sun American Bancorp	1,160	4,130
* Sun Bancorp, Inc.	7,680	84,019
* Sunair Electronics, Inc.	600	1,644
* SunLink Health Systems, Inc.	887	4,302
* Sunrise Telecom, Inc.	6,000	7,800
* Superior Bancorp	2,625	38,876
# Superior Industries International, Inc.	8,500	174,760
Superior Uniform Group, Inc.	2,395	21,531
* SupportSoft, Inc.	14,050	52,407
Supreme Industries, Inc.	1,220	5,685
SureWest Communications	4,700	46,154
Susquehanna Bancshares, Inc.	26,797	515,842
* Swift Energy Corp.	10,800	622,512

	Shares	Value†
SWS Group, Inc.	2,700	$49,896
* Sycamore Networks, Inc.	100,500	340,695
* Symmetricom, Inc.	16,400	69,044
Syms Corp.	4,986	80,125
* SYNNEX Corp.	11,400	283,290
* Synovis Life Technologies, Inc.	933	18,268
*# Syntax-Brillian Corp.	1,350	1,080
Sypris Solutions, Inc.	6,800	30,532
* SYS Technologies	800	1,960
* Talon International, Inc.	340	71
Tandy Brand Accessories, Inc.	2,500	11,475
* Tarragon Corp.	9,800	20,090
* Tarrant Apparel Group	3,400	2,210
Tasty Baking Co.	2,500	14,625
Taylor Capital Group, Inc.	3,600	46,260
* TeamStaff, Inc.	550	1,265
* Tech Data Corp.	13,700	501,283
Technology Research Corp.	2,000	6,000
* Technology Solutions Co.	800	4,144
* TechTeam Global, Inc.	3,500	34,825
Tecumseh Products Co. Class A	4,000	139,640
* Tecumseh Products Co. Class B	100	3,025
* TeleCommunication Systems, Inc.	5,400	28,458
* Telular Corp.	4,000	14,520
* Tessco Technologies, Inc.	600	7,632
* The Bancorp, Inc.	1,700	18,105
The Marcus Corp.	4,500	77,535
The Pep Boys - Manny, Moe & Jack	17,200	154,456
The Phoenix Companies, Inc.	24,100	244,133
* The Sports Club Co., Inc.	1,900	2,185
*# The Steak n Shake Co.	10,200	69,054
* Theragenics Corp.	11,300	44,409
* Thomas Weisel Partners Group, Inc.	7,106	48,463
TIB Financial Corp.	700	4,487
* TIBCO Software, Inc.	17,400	134,328
* Tidelands Bancshares, Inc.	200	1,850
* Tier Technologies, Inc. Class B	6,000	49,800
TierOne Corp.	5,100	36,567
* TII Network Technologies, Inc.	1,200	2,280
Timberland Bancorp, Inc.	400	4,392
* Titan Pharmaceuticals, Inc.	5,600	8,568
Todd Shipyards Corp.	600	8,784
* Tollgrade Communications, Inc.	4,700	25,004
* Track Data Corp.	2,300	5,865
* Trailer Bridge, Inc.	1,000	6,180
* Trans World Entertainment Corp.	8,600	23,134
* TRC Companies, Inc.	6,900	35,742
Tredegar Industries, Inc.	14,219	207,740
* TreeHouse Foods, Inc.	9,100	237,783
*# Trenwick Group, Ltd.	1,225	2
*# Trex Co., Inc.	4,900	54,880
*# Triad Guaranty, Inc.	3,497	7,728
*# Trico Marine Services, Inc.	5,100	195,789
* Triple Crown Media, Inc.	1,393	1,031
*• Tripos Escrow Shares	100	24
* Triquint Semiconductor, Inc.	49,500	329,670
Triumph Group, Inc.	2,800	174,132
* TRM Corp.	5,250	1,313
Tronox, Inc. Class A	4,300	15,265
Tronox, Inc. Class B	1,400	4,634
*# Trump Entertainment Resorts, Inc.	9,891	34,619

13

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Trustmark Corp.	10,300	$205,588
* TTM Technologies, Inc.	6,700	97,552
* Tumbleweed Communications Corp.	400	740
* U.S. Concrete, Inc.	14,100	74,025
* U.S. Gold Corp.	18,900	40,824
* Ulticom, Inc.	13,900	109,810
UMB Financial Corp.	1,806	94,219
# Umpqua Holdings Corp.	18,900	263,466
* Unico American Corp.	1,400	13,132
* Unifi, Inc.	21,800	65,182
Unifirst Corp.	5,100	244,800
Union Bankshares Corp.	4,404	88,300
* Union Drilling, Inc.	7,200	135,216
* United America Indemnity, Ltd.	2,753	40,111
* United American Healthcare Corp.	600	1,020
* United Capital Corp.	700	16,100
# United Community Banks, Inc.	12,700	132,842
United Community Financial Corp.	9,700	58,879
United Financial Bancorp, Inc.	4,288	52,442
United Fire & Casualty Co.	9,946	358,951
* United PanAm Financial Corp.	5,400	20,034
* United Rentals, Inc.	6,600	135,894
United Western Bancorp, Inc.	2,600	44,876
* Universal American Corp.	100	1,155
Universal Corp.	2,500	124,025
Universal Forest Products, Inc.	6,400	217,152
Univest Corporation of Pennsylvania	1,035	25,420
* Urologix, Inc.	4,900	6,223
* USA Truck, Inc.	3,200	40,896
# USEC, Inc.	31,430	219,067
*# UTStarcom, Inc.	41,002	196,810
* ValueVision Media, Inc. Class A	8,200	36,162
* VeraSun Energy Corp.	2,300	15,640
Viad Corp.	4,400	145,112
* Vicon Industries, Inc.	1,400	6,720
* Vignette Corp.	9,650	124,968
# Vineyard National Bancorp Co.	3,600	10,908
* Virage Logic Corp.	7,850	51,967
Virco Manufacturing Corp.	4,600	23,000
* Vishay Intertechnology, Inc.	6,100	61,488
Visteon Corp.	5,600	22,624
* Vital Images, Inc.	2,700	41,715
*# Vitesse Semiconductor, Inc.	31,100	20,837
* Volt Information Sciences, Inc.	7,550	112,948
* Voyager Learning Co.	9,600	56,160
Wabash National Corp.	11,600	99,528
Washington Federal, Inc.	2,201	49,280
# Watts Water Technologies, Inc.	11,300	320,468
Wausau Paper Corp.	17,129	162,726
* WCA Waste Corp.	6,200	34,162
*# WCI Communities, Inc.	13,300	25,270
* Webco Industries, Inc.	100	13,100
* Website Pros, Inc.	4,414	36,239
Webster Financial Corp.	18,800	488,236
Weis Markets, Inc.	8,600	296,786

	Shares	Value†
* Wells-Gardner Electronics Corp.	2,818	$4,734
Werner Enterprises, Inc.	26,500	501,910
Wesbanco, Inc.	8,568	188,496
* West Marine, Inc.	6,879	30,956
* Westaff, Inc.	5,700	11,628
* Westell Technologies, Inc.	19,300	27,406
Westlake Chemical Corp.	13,100	227,285
* White Electronics Designs Corp.	7,900	36,577
* Whiting Petroleum Corp.	9,900	925,947
Whitney Holding Corp.	14,900	338,528
* Willis Lease Finance Corp.	800	8,816
Willow Financial Bancorp, Inc.	5,940	57,083
Wilshire Bancorp, Inc.	3,800	33,934
* Wilshire Enterprises, Inc.	515	1,597
* Wilsons The Leather Experts, Inc.	11,750	1,645
* Winland Electronics, Inc.	1,100	1,914
* Winn-Dixie Stores, Inc.	18,800	339,340
Wintrust Financial Corp.	8,700	271,266
* Wireless Telecom Group, Inc.	9,300	12,276
* Woodbridge Holdings Corp.	2,800	4,788
Worthington Industries, Inc.	12,590	251,045
* WPCS International, Inc.	1,947	13,804
Xerium Technologies, Inc.	4,800	22,416
* Xeta Corp.	3,600	11,520
Yadkin Valley Financial Corp.	3,382	51,373
*# Zale Corp.	17,200	374,616
* Zapata Corp.	1,840	12,751
Zenith National Insurance Corp.	11,900	480,165
* Zhone Technologies, Inc.	37,411	35,915
* ZILOG, Inc.	5,000	19,700
*# ZipRealty, Inc.	1,329	6,392
* Zones, Inc.	500	4,100
* Zoran Corp.	18,131	265,257
* Zygo Corp.	6,300	75,411
TOTAL COMMON STOCKS		101,038,397
PREFERRED STOCKS — (0.1%)
* Inverness Medical Innovations, Inc. Series B	456	118,104
RIGHTS/WARRANTS — (0.0%)
* Federal-Mogul Corp. Warrants 12/27/14	378	567
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,300,000 FNMA 5.00%, 06/01/22, valued at $1,113,273) to be repurchased at $1,094,177	$1,094	1,094,000

14

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $15,509,427 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 09/01/20 to 03/01/38, valued at $7,462,079) to be repurchased at $7,246,155	$7,245	$7,244,736
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $1,435,000 FNMA 5.500%, 03/01/35, valued at $946,665) to be repurchased at $918,531	918	918,358
TOTAL SECURITIES LENDING COLLATERAL		8,163,094
TOTAL INVESTMENTS — (100.0%) (Cost $128,653,205)		$110,414,162

See accompanying Notes to Financial Statements.
15

VA U.S. Large Value Portfolio
(formerly, VA Large Value Portfolio)

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value†
COMMON STOCKS — (95.7%)
* 3Com Corp.	16,400	$41,328
*# AbitibiBowater Canada, Inc.	1,404	16,680
* Advanced Micro Devices, Inc.	11,513	79,209
Ah Belo Corp.	1,300	12,350
Alcoa, Inc.	12,976	526,696
Alexander & Baldwin, Inc.	2,800	144,116
* Allegheny Corp.	1,181	443,466
* Allied Waste Industries, Inc.	33,300	448,551
Allstate Corp.	34,900	1,777,806
# American Capital Strategies, Ltd.	8,210	262,720
American Financial Group, Inc.	10,200	304,164
American Greetings Corp. Class A	3,000	55,980
American International Group, Inc.	53,000	1,908,000
American National Insurance Co.	2,584	284,938
* AmeriCredit Corp.	7,700	104,643
Anadarko Petroleum Corp.	42,700	3,201,219
Apache Corp.	30,254	4,055,851
* Applied Micro Circuits Corp.	2,025	19,865
Archer-Daniels-Midland Co.	13,583	539,245
* Arrow Electronics, Inc.	7,300	223,818
Ashland, Inc.	6,400	343,488
Associated Banc-Corp.	3,800	103,778
Assurant, Inc.	2,700	183,681
AT&T, Inc.	112,941	4,506,346
* AutoNation, Inc.	36,000	568,440
* Avis Budget Group, Inc.	8,150	113,448
* Avnet, Inc.	12,900	380,808
AVX Corp.	8,100	107,892
Bank of America Corp.	142,180	4,835,542
# Bear Stearns Companies, Inc.	6,910	64,470
Belo Corp. Class A	6,500	62,140
Bemis Co., Inc.	2,700	71,820
Brunswick Corp.	7,200	98,640
Burlington Northern Santa Fe Corp.	27,227	3,078,012
Capital One Financial Corp.	25,153	1,210,362
CBS Corp. Class A	1,000	21,530
CBS Corp. Class B	66,043	1,425,208
CenturyTel, Inc.	2,500	88,525
Chemtura Corp.	19,300	168,489
Chesapeake Energy Corp.	36,756	2,013,126
Chubb Corp.	28,200	1,516,032
Cimarex Energy Co.	6,700	456,538
Cincinnati Financial Corp.	17,883	626,263
CIT Group, Inc.	18,300	183,000
Citadel Broadcasting Co.	703	1,237
Clear Channel Communications, Inc.	31,062	1,087,791
CNA Financial Corp.	22,006	668,762
Coca-Cola Enterprises, Inc.	43,207	870,189
Comcast Corp. Class A	141,028	3,173,130
Comcast Corp. Special Class A Non-Voting	40,350	899,402
# Comerica, Inc.	5,200	193,336
Commerce Group, Inc.	5,300	194,881
* Community Health Systems, Inc.	2,000	72,060

	Shares	Value†
* Computer Sciences Corp.	16,963	$833,731
* Compuware Corp.	13,200	134,508
ConocoPhillips	50,013	4,656,210
* Conseco, Inc.	5,300	61,851
* Constellation Brands, Inc. Class A	6,000	127,920
* Convergys Corp.	4,400	70,972
Corn Products International, Inc.	6,900	324,369
CSX Corp.	50,900	3,515,154
Cytec Industries, Inc.	1,600	101,056
Del Monte Foods Co.	17,500	152,425
Devon Energy Corp.	31,615	3,665,443
# Dillards, Inc. Class A	7,400	120,472
Discover Financial Services	5,727	98,218
* Discovery Holding Co. Class A	14,210	372,160
Disney (Walt) Co.	9,155	307,608
* Domtar Corp.	52,243	358,909
Electronic Data Systems Corp.	34,600	847,354
* Expedia, Inc.	16,550	401,338
FairPoint Communications, Inc.	1,916	17,244
Federal National Mortgage Association	10,800	291,816
Fidelity National Financial, Inc.	15,720	268,812
Fidelity National Information Services, Inc.	6,180	248,930
First American Corp.	9,300	312,201
Foot Locker, Inc.	5,300	77,433
*# Ford Motor Co.	143,800	977,840
* Forest Oil Corp.	6,000	400,500
# Fulton Financial Corp.	3,600	45,432
Gannett Co., Inc.	15,900	458,079
GATX Corp.	6,000	295,860
# General Motors Corp.	52,800	902,880
Genworth Financial, Inc.	13,859	306,284
* Goodyear Tire & Rubber Co.	7,700	195,657
Hanover Insurance Group, Inc.	5,201	239,766
Hartford Financial Services Group, Inc.	15,900	1,130,013
HCC Insurance Holdings, Inc.	3,300	78,573
* Health Management Associates, Inc.	5,600	43,456
Hearst-Argyle Television, Inc.	5,200	110,604
Helmerich & Payne, Inc.	1,635	102,433
Hudson City Bancorp, Inc.	27,200	484,160
# Huntington Bancshares, Inc.	4,032	35,925
* IAC/InterActiveCorp.	31,372	707,439
Idearc, Inc.	986	3,964
IKON Office Solutions, Inc.	2,900	35,061
* Ingram Micro, Inc.	17,972	325,832
* Integrated Device Technology, Inc.	17,600	198,528
International Paper Co.	34,863	948,971
* International Rectifier Corp.	2,400	55,632
Intersil Corp.	10,988	306,236
J.C. Penney Co., Inc.	2,400	96,576
J.M. Smucker Co.	5,650	298,264
Janus Capital Group, Inc.	13,100	379,900
* Jarden Corp.	400	7,500

16

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
*# JDS Uniphase Corp.	5,086	$62,914
Jones Apparel Group, Inc.	2,900	48,778
JPMorgan Chase & Co.	120,100	5,164,300
* Kansas City Southern	7,400	369,704
Kennametal, Inc.	200	7,730
KeyCorp	21,700	422,499
Kraft Foods, Inc.	49,100	1,594,768
Legg Mason, Inc.	4,600	247,526
# Leggett & Platt, Inc.	6,000	114,600
# Lehman Brothers Holdings, Inc.	18,500	680,985
Leucadia National Corp.	1,100	59,730
* Liberty Global, Inc. Class A	6,890	247,007
* Liberty Global, Inc. Series C	8,890	300,304
* Liberty Media Corp. - Entertainment Class A	49,792	1,344,384
* Liberty Media Holding Corp. Capital Class A	12,448	184,479
* Liberty Media Holding Corp. Interactive Class A	49,699	844,386
Lincoln National Corp.	21,700	1,196,972
* Live Nation, Inc.	3,882	58,812
Loews Corp.	49,700	2,463,629
Louisiana-Pacific Corp.	9,000	109,260
Lubrizol Corp.	2,000	112,200
# M&T Bank Corp.	2,800	242,648
Macy's, Inc.	28,232	668,251
* Mariner Energy, Inc.	3,318	108,499
Marsh & McLennan Companies, Inc.	1,023	27,856
Marshall & Ilsley Corp.	6,936	161,193
MDC Holdings, Inc.	3,400	138,142
MeadWestavco Corp.	21,241	546,531
# Mercury General Corp.	3,900	198,354
Merrill Lynch & Co., Inc.	22,300	979,416
MetLife, Inc.	69,000	4,142,070
* Micron Technology, Inc.	52,000	419,640
*# Mohawk Industries, Inc.	5,650	424,202
Molson Coors Brewing Co.	11,200	649,600
Morgan Stanley	25,430	1,124,769
# National City Corp.	22,500	131,400
Nationwide Financial Services, Inc.	5,300	270,459
* NCR Corp.	4,900	129,654
New York Community Bancorp, Inc.	34,500	707,940
* Newfield Exploration Co.	9,200	581,808
Noble Energy, Inc.	3,882	378,301
Norfolk Southern Corp.	46,400	3,126,432
Northrop Grumman Corp.	40,423	3,050,320
*# Novellus Systems, Inc.	4,100	97,949
Odyssey Re Holdings Corp.	8,300	311,582
OfficeMax, Inc.	4,800	104,064
Old Republic International Corp.	23,459	353,058
Omnicare, Inc.	2,900	70,992
Overseas Shipholding Group, Inc.	5,100	403,206
Patterson-UTI Energy, Inc.	4,100	129,068
Pentair, Inc.	1,000	37,430
PepsiAmericas, Inc.	10,300	251,011
PerkinElmer, Inc.	2,900	82,012
Pilgrim's Pride Corp.	200	5,200
Pioneer Natural Resources Co.	14,312	1,027,458
* Pride International, Inc.	3,644	160,117
Principal Financial Group, Inc.	16,200	872,856

	Shares	Value†
Protective Life Corp.	6,500	$272,870
Prudential Financial, Inc.	21,800	1,628,460
R. R. Donnelley & Sons Co.	5,900	193,697
*# R.H. Donnelley Corp.	5,700	30,951
* Radio One, Inc. Class D	900	1,053
Raytheon Co.	5,135	327,921
Reinsurance Group of America, Inc.	5,800	298,236
Reliance Steel & Aluminum Co.	1,900	129,143
*# Rite Aid Corp.	8,500	19,125
Rowan Companies, Inc.	2,900	128,035
*# Royal Caribbean Cruises, Ltd.	4,700	139,684
Ryder System, Inc.	6,100	447,923
Ryland Group, Inc.	2,700	75,060
SAFECO Corp.	7,800	522,600
Saks, Inc.	12,400	171,368
* Sandisk Corp.	2,000	56,620
* Sanmina-SCI Corp.	44,037	66,056
* SEACOR Holdings, Inc.	3,200	284,736
*# Sears Holdings Corp.	3,000	254,160
Service Corp. International	10,300	110,210
*# Smithfield Foods, Inc.	13,000	406,770
* Smurfit-Stone Container Corp.	22,368	150,537
# South Financial Group, Inc.	7,326	40,366
Southwest Airlines Co.	73,600	961,216
Sovereign Bancorp, Inc.	33,585	306,967
Sprint Nextel Corp.	40,311	377,311
StanCorp Financial Group, Inc.	3,800	208,962
*# Sun Microsystems, Inc.	5,500	71,225
SunTrust Banks, Inc.	11,200	584,752
SUPERVALU, Inc.	16,703	585,774
* Symantec Corp.	25,377	551,442
# Synovus Financial Corp.	7,300	83,877
* Tech Data Corp.	5,900	215,881
Telephone & Data Systems, Inc.	6,000	286,020
Telephone & Data Systems, Inc. Special Shares	3,000	131,700
* Tellabs, Inc.	35,000	190,400
* Tenet Healthcare Corp.	22,000	129,800
# The Colonial BancGroup, Inc.	3,700	22,681
The Travelers Companies, Inc.	61,868	3,081,645
Tidewater, Inc.	4,000	273,320
Time Warner, Inc.	262,000	4,160,560
Timken Co.	2,200	80,586
* Toll Brothers, Inc.	10,707	225,597
Torchmark Corp.	2,800	177,548
Transatlantic Holdings, Inc.	4,100	265,065
Tronox, Inc. Class B	1,534	5,078
* TRW Automotive Holdings Corp.	3,000	74,850
Tyson Foods, Inc. Class A	22,881	431,078
UAL Corp.	3,700	31,598
Union Pacific Corp.	63,200	5,201,992
UnionBanCal Corp.	4,607	230,626
* Unit Corp.	1,300	99,697
* United Rentals, Inc.	2,100	43,239
* United States Cellular Corp.	3,700	231,731
Unitrin, Inc.	6,300	218,610
Unum Group	31,512	758,809
Valero Energy Corp.	17,156	872,211
Valhi, Inc.	4,686	146,391
Verizon Communications, Inc.	101,600	3,908,552

17

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
* Vishay Intertechnology, Inc.	15,900	$160,272
W. R. Berkley Corp.	5,000	135,450
* Watson Pharmaceuticals, Inc.	9,800	279,888
Webster Financial Corp.	4,700	122,059
Weis Markets, Inc.	1,700	58,667
* WellPoint, Inc.	859	47,949
Wesco Financial Corp.	400	170,400
Weyerhaeuser Co.	19,532	1,217,430
# Whirlpool Corp.	2,318	170,790
Worthington Industries, Inc.	2,100	41,874
Wyndham Worldwide Corp.	14,600	319,448
Xerox Corp.	28,404	385,726
*# YRC Worldwide, Inc.	6,900	120,474
# Zions Bancorporation	2,300	99,107
TOTAL COMMON STOCKS		142,436,871
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $85,000 FNMA 5.00%, 06/01/22, valued at $72,791) to be repurchased at $69,011	$69	69,000
SECURITIES LENDING COLLATERAL — (4.2%)
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $10,503,551 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/16 to 11/01/37, valued at $5,779,422) to be repurchased at $5,612,188	5,611	5,611,089
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $1,060,000 FNMA 5.500%, 03/01/35, valued at $699,279) to be repurchased at $677,441	677	677,313
TOTAL SECURITIES LENDING COLLATERAL		6,288,402
TOTAL INVESTMENTS — (100.0%) (Cost $131,955,348)		$148,794,273

See accompanying Notes to Financial Statements.
18

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value††
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
Amcor, Ltd.	17,729	$103,302
Australia & New Zealand Banking Group, Ltd.	39,150	812,496
AXA Asia Pacific Holdings, Ltd.	28,500	144,059
# Bendigo Bank, Ltd.	4,596	62,097
BlueScope Steel, Ltd.	17,555	190,674
# Boral, Ltd.	16,814	96,972
Caltex Australia, Ltd.	5,940	84,942
Commonwealth Bank of Australia	23,346	945,571
Crown, Ltd.	6,575	66,201
# CSR, Ltd.	16,592	46,332
Downer EDI, Ltd.	8,133	56,061
# Fairfax Media, Ltd.	23,376	77,404
Foster's Group, Ltd.	45,221	237,787
Goodman Fielder, Ltd.	25,914	43,393
Insurance Australia Group, Ltd.	23,103	88,882
Lend Lease Corp., Ltd.	11,507	134,035
# Macquarie Group, Ltd.	5,475	286,027
# Metcash, Ltd.	11,496	45,199
Mirvac, Ltd.	17,767	55,961
National Australia Bank, Ltd.	35,036	1,050,120
Oil Search, Ltd.	6,952	40,883
Onesteel, Ltd.	17,897	123,582
Origin Energy, Ltd.	24,933	372,165
Publishing and Broadcasting, Ltd.	6,575	22,626
Qantas Airways, Ltd.	18,058	59,967
Santos, Ltd.	12,527	252,859
# Seven Network, Ltd.	2,558	22,024
Suncorp-Metway, Ltd.	13,622	188,125
TABCORP Holdings, Ltd.	12,446	133,807
Zinifex, Ltd.	6,756	61,445
TOTAL — AUSTRALIA		5,904,998
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG	3,995	304,830
OMV AG	5,156	424,425
Wienerberger AG	3,869	204,910
TOTAL — AUSTRIA		934,165
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
* Cumerio NV SA- Strip	30	—
# Delhaize Group	3,186	239,640
# Dexia SA	24,255	571,732
TOTAL COMMON STOCKS		811,372
RIGHTS/WARRANTS — (0.0%)
* Umicore Rights	150	5
TOTAL — BELGIUM		811,377

	Shares	Value††
CANADA — (5.6%)
COMMON STOCKS — (5.6%)
Astral Media, Inc. Class A	700	$24,341
# Bank of Montreal	7,900	387,765
Barrick Gold Corp.	18,600	749,354
# BCE, Inc.	5,588	197,121
Canadian Pacific Railway, Ltd.	3,200	233,752
# Canadian Tire Corp. Class A	800	48,229
* CGI Group, Inc.	5,000	53,794
* Domtar Corp.	8,000	54,831
Empire Co., Ltd. Class A	1,200	47,705
# EnCana Corp.	3,300	297,286
Fairfax Financial Holdings, Inc.	300	82,593
George Weston, Ltd.	1,600	82,464
# Gerdau Ameristeel Corp.	4,200	75,411
Goldcorp, Inc.	19,700	792,481
Industrial Alliance Insurance & Financial Services, Inc.	2,800	101,167
# ING Canada, Inc.	500	19,505
Jean Coutu Group PJC, Inc.	1,700	15,895
Loblaw Companies, Ltd.	400	13,708
* Lundin Mining Corp.	7,100	58,381
Magna International, Inc. Class A	2,515	177,260
Manulife Financial Corp.	17,350	670,007
* MDS, Inc.	1,608	30,215
Metro, Inc. Class A Subordinate Voting	1,800	50,344
# National Bank of Canada	3,000	164,040
Onex Corp.	1,700	57,710
# Petro-Canada	6,400	369,275
# Power Corp. of Canada, Ltd.	5,400	182,663
Quebecor, Inc. Class B	1,600	50,580
* Saskatchewan Wheat Pool, Inc.	3,800	52,013
Sherritt International Corp.	2,300	35,208
# Sun Life Financial, Inc.	17,008	791,687
# The Thomson Corp.	3,000	109,148
# TransCanada Corp.	12,979	511,531
Yamana Gold, Inc.	4,600	71,111
TOTAL — CANADA		6,658,575
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
# A.P. Moller- Maersk Group	37	460,966
# Carlsberg A.S. Series B	800	83,866
Danisco A.S.	870	67,671
Danske Bank A.S.	12,100	414,882
* Jyske Bank A.S.	3,000	200,219
TOTAL COMMON STOCKS		1,227,604
RIGHTS/WARRANTS — (0.0%)
* Carlsberg A.S. Rights 06/10/08	800	16,018
TOTAL — DENMARK		1,243,622
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Kesko Oyj	3,300	134,427
Outokumpu Oyj Series A	5,000	223,957

19

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Sampo Oyj	6,418	$185,887
Stora Enso Oyj Series R	19,093	232,265
UPM-Kymmene Oyj	15,465	301,009
TOTAL — FINLAND		1,077,545
FRANCE — (7.9%)
COMMON STOCKS — (7.9%)
Air France-KLM	4,757	127,115
AXA SA	36,997	1,308,509
# BNP Paribas SA	19,418	2,002,690
Capgemini SA	1,927	130,587
# Casino Guichard Perrachon SA	450	57,003
Ciments Francais SA	500	96,463
CNP Assurances	750	92,301
Compagnie de Saint-Gobain	8,653	698,384
# Compagnie Generale des Establissements Michelin Series B	2,607	233,413
# Credit Agricole SA	13,900	367,624
# European Aeronautic Defence & Space Co.	8,265	192,828
# France Telecom SA	14,340	436,340
# Lafarge SA	2,114	382,136
Lafarge SA Prime Fidelity	1,786	323,313
Lagardere SCA	3,576	258,321
# Peugeot SA	4,558	283,572
# PPR SA	2,116	276,417
Renault SA	5,526	567,359
#* Safran SA	3,754	81,933
SCOR SE (4797364)	1	3
SCOR SE (B1LB9P6)	1,207	30,470
#* Societe Generale Paris	2,000	207,807
Valeo SA	1,542	61,502
Vivendi SA	28,577	1,202,002
TOTAL COMMON STOCKS		9,418,092
RIGHTS/WARRANTS — (0.0%)
* Societe Generale Rights 03/06/08	500	51,184
TOTAL — FRANCE		9,469,276
GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
Allianz SE	937	177,259
Allianz SE Sponsored ADR	72,836	1,378,786
# AMB Generali Holding AG	434	77,387
Bayerische Motoren Werke AG	10,122	598,713
# Bilfinger Berger AG	600	55,170
Commerzbank AG	10,095	355,955
Daimler AG	17,468	1,327,972
Daimler AG Sponsored ADR	6,900	524,607
Deutsche Bank AG	10,577	1,128,166
Deutsche Lufthansa AG	6,846	177,259
Deutsche Telekom AG Sponsored ADR	84,700	1,417,878
E.ON AG	3,101	657,934
# E.ON AG Sponsored ADR	27,800	1,964,470
# Hannover Rueckversicherung AG	596	32,793
# Hypo Real Estate Holding AG	1,025	33,587
* Infineon Technologies AG	10,406	93,895
* Infineon Technologies AG ADR	3,200	28,960
# Lanxess AG	584	26,331

	Shares	Value††
# Linde AG	1,713	$256,361
Munchener Rueckversicherungs- Gesellschaft AG	3,975	744,718
Suedzucker AG	2,196	49,481
ThyssenKrupp AG	3,296	222,044
# TUI AG	3,928	104,030
Volkswagen AG	4,282	1,178,274
TOTAL — GERMANY		12,612,030
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Agricultural Bank of Greece S.A.	26,137	103,189
Alpha Bank A.E.	1,100	37,674
Hellenic Petroleum S.A.	6,311	102,459
TOTAL — GREECE		243,322
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cathay Pacific Airways, Ltd.	45,000	94,651
Cheung Kong Holdings, Ltd.	33,000	508,200
Cheung Kong Infrastructure Holdings, Ltd.	6,000	24,287
Great Eagle Holdings, Ltd.	8,111	26,748
Hang Lung Group, Ltd.	20,000	103,094
Henderson Land Development Co., Ltd.	13,000	90,478
Hong Kong and Shanghai Hotels, Ltd.	18,887	32,913
Hopewell Holdings, Ltd.	14,000	59,340
Hutchison Whampoa, Ltd.	68,000	735,541
Hysan Development Co., Ltd.	20,056	57,252
MTR Corp., Ltd.	44,610	150,508
New World Development Co., Ltd.	137,667	346,589
Sino Land Co., Ltd.	43,990	112,261
Sun Hung Kai Properties, Ltd.	27,000	434,828
Wharf Holdings, Ltd.	59,014	295,440
Wheelock and Co., Ltd.	55,000	173,179
TOTAL — HONG KONG		3,245,309
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Allied Irish Banks P.L.C.	6,430	129,129
Allied Irish Banks P.L.C. Sponsored ADR	1,100	44,352
Bank of Ireland P.L.C.	7,396	93,999
Bank of Ireland P.L.C. Sponsored ADR	600	30,324
TOTAL — IRELAND		297,804
ITALY — (2.1%)
COMMON STOCKS — (2.1%)
# Banca Monte Dei Paschi di Siena SpA	41,869	133,602
# Banca Popolare di Milano Scarl	7,333	80,659
Banco Popolare Scarl	3,698	74,214
Finmeccanica SpA	1,761	53,406
Fondiaria - Sai SpA	2,059	78,062
# Intesa Sanpaolo SpA	64,553	423,575
# Italcementi SpA	1,768	35,744
Milano Assicurazioni SpA	6,000	37,755
# Pirelli & Co. SpA	53,332	44,297

20

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Telecom Italia SpA Sponsored ADR	24,800	$545,104
# UniCredito Italiano SpA	105,932	741,063
Unione di Banche Italiane Scpa	6,822	175,833
# Unipol Gruppo Finanziario SpA	28,275	75,532
TOTAL — ITALY		2,498,846
JAPAN — (10.9%)
COMMON STOCKS — (10.9%)
Aioi Insurance Co., Ltd.	8,500	53,009
Aisin Seiki Co., Ltd.	5,100	178,660
Ajinomoto Co., Inc.	16,000	155,663
Alps Electric Co., Ltd.	4,200	45,984
Amada Co., Ltd.	8,000	73,231
Aoyama Trading Co., Ltd.	1,100	22,033
Bridgestone Corp.	17,400	297,007
Canon Marketing Japan, Inc.	2,000	38,628
Chuo Mitsui Trust Holdings, Inc.	12,000	85,450
Citizen Holdings Co., Ltd.	3,000	25,417
# Coca-Cola West Japan Co., Ltd.	1,000	23,967
Cosmo Oil Co., Ltd.	10,000	39,744
CSK Holdings Corp.	2,200	49,811
Dai Nippon Printing Co., Ltd.	13,000	199,049
Dai Nippon Sumitomo Pharma Co., Ltd.	7,000	59,431
Daicel Chemical Industries, Ltd.	4,000	24,989
Daiwa House Industry Co., Ltd.	11,000	135,003
Ebara Corp.	8,000	26,951
# Ezaki Glico Co., Ltd.	2,200	23,582
Fuji Electric Holdings Co., Ltd.	12,000	52,939
Fuji Heavy Industries, Ltd.	6,000	28,130
FUJIFILM Holdings Corp.	14,300	529,915
Fujikura, Ltd.	11,000	49,182
Fukuoka Financial Group, Inc.	11,000	54,726
Futaba Industrial Co., Ltd.	2,300	58,057
Gunze, Ltd.	4,000	20,079
Hankyu Hanshin Holdings, Inc.	28,000	121,378
Heiwa Corp.	1,800	19,722
Hitachi Cable, Ltd.	5,000	19,423
Hitachi Maxell, Ltd.	2,300	30,046
Hitachi Transport System, Ltd.	2,000	24,901
Hitachi, Ltd.	76,000	547,418
Hitachi, Ltd. Sponsored ADR	1,700	122,468
House Foods Corp.	2,000	32,312
JS Group Corp.	4,848	82,661
Juroku Bank, Ltd.	5,000	27,945
Kajima Corp.	18,000	73,504
Kamigumi Co., Ltd.	4,000	31,742
# Kandenko Co., Ltd.	3,000	19,784
Kaneka Corp.	8,000	58,253
Kinden Corp.	2,000	20,028
Kiyo Holdings, Inc.	5,000	8,445
Kokuyo Co., Ltd.	2,000	18,582
Komori Corp.	1,000	19,588
Kyocera Corp.	3,700	356,553
Mabuchi Motor Co., Ltd.	400	21,485
MARUI GROUP CO., Ltd.	6,000	49,816
Matsushita Electric Works, Ltd.	7,000	77,081
Mazda Motor Corp.	21,000	109,645
Meiji Dairies Corp.	6,000	32,727
# Meiji Seika Kaisha, Ltd.	6,000	26,174
Millea Holdings, Inc.	13,200	544,984

	Shares	Value††
Millea Holdings, Inc. ADR	2,700	$111,258
Mitsubishi Heavy Industries, Ltd.	87,000	438,954
Mitsubishi Logistics Corp.	4,000	49,280
Mitsubishi Rayon Co., Ltd.	16,000	57,859
Mitsubishi UFJ Financial Group, Inc. ADR	60,500	614,075
Mitsui Chemicals, Inc.	14,000	80,409
Mitsui Mining and Smelting Co., Ltd.	16,000	53,736
* Mitsui Sumitomo Insurance Group Holdings, Inc.	8,250	324,771
Nagase & Co., Ltd.	2,000	23,964
NEC Corp.	42,000	223,360
NEC Corp. Sponsored ADR	6,000	31,829
# NGK Spark Plug Co., Ltd.	4,000	49,788
Nippon Express Co., Ltd.	16,000	80,477
# Nippon Kayaku Co., Ltd.	4,000	26,683
Nippon Meat Packers, Inc.	5,000	65,953
Nippon Mining Holdings, Inc.	16,500	103,540
Nippon Mitsubishi Oil Corp.	36,100	261,282
Nippon Paper Group, Inc.	20	57,046
Nippon Sheet Glass Co., Ltd.	7,000	31,545
Nipponkoa Insurance Co., Ltd.	11,000	103,262
Nishi-Nippon Bank, Ltd.	18,000	59,471
Nissan Motor Co., Ltd.	66,700	592,528
Nisshin Seifun Group, Inc.	3,300	39,278
Nisshin Steel Co., Ltd.	23,000	89,006
Nisshinbo Industries, Inc.	3,000	38,842
Obayashi Corp.	9,000	45,940
Oji Paper Co., Ltd.	19,000	92,229
# Okumura Corp.	4,000	17,365
Onward Holdings Co., Ltd.	2,000	23,178
Pioneer Electronic Corp.	2,900	25,132
# Q.P. Corp.	2,300	21,349
# Rengo Co., Ltd.	9,000	61,335
# Resona Holdings, Inc.	70	122,301
RICOH COMPANY, Ltd.	8,000	147,320
Rinnai Corp.	900	32,521
Rohm Co., Ltd.	2,400	157,361
Sanwa Holdings Corp.	3,000	11,950
Sapporo Hokuyo Holdings, Inc.	6	46,760
# Sega Sammy Holdings, Inc.	3,800	39,075
Seiko Epson Corp.	2,300	56,233
Seino Holdings Co., Ltd.	2,000	11,883
Sekisui Chemical Co., Ltd.	11,000	80,738
Sekisui House, Ltd.	13,000	137,691
Shiga Bank, Ltd.	4,000	26,381
Shimachu Co., Ltd.	1,200	30,967
Shimizu Corp.	12,000	60,839
Shinko Securities Co., Ltd.	11,000	39,578
Shinsei Bank, Ltd.	4,000	15,794
Shizuoka Bank, Ltd.	9,000	101,220
Sojitz Corp.	26,870	102,540
Sompo Japan Insurance, Inc.	12,000	129,740
Sony Corp.	6,800	342,316
Sumitomo Bakelite Co., Ltd.	9,000	54,821
Sumitomo Corp.	11,800	174,313
Sumitomo Electric Industries, Ltd.	17,000	219,422
Sumitomo Forestry Co., Ltd.	3,000	24,535
Sumitomo Mitsui Financial Group, Inc.	1	6,890
Sumitomo Rubber Industries, Ltd.	6,600	54,467
Sumitomo Trust & Banking Co., Ltd.	23,000	196,301

21

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
Taiheiyo Cement Corp.	11,600	$27,404
Taisei Corp.	18,000	52,110
Taisho Pharmaceutical Co., Ltd.	3,000	56,169
Taiyo Yuden Co., Ltd.	1,000	12,279
TDK Corp.	900	61,838
Teijin, Ltd.	12,000	45,210
The 77 Bank, Ltd.	9,000	56,801
The Bank of Iwate, Ltd.	300	19,216
The Bank of Kyoto, Ltd.	5,000	60,370
The Bank of Nagoya, Ltd.	3,000	20,332
The Chiba Bank, Ltd.	10,000	74,993
The Chugoku Bank, Ltd.	5,400	84,605
The Daishi Bank, Ltd.	5,000	21,778
The Gunma Bank, Ltd.	12,000	86,209
The Hachijuni Bank, Ltd.	9,000	62,363
The Higo Bank, Ltd.	3,000	19,929
The Hiroshima Bank, Ltd.	11,000	56,589
The Hokkoku Bank, Ltd.	5,000	20,829
The Hyakugo Bank, Ltd.	4,000	26,459
The Hyakujishi Bank, Ltd.	3,000	18,735
The Iyo Bank, Ltd.	7,000	87,356
The Joyo Bank, Ltd.	20,000	113,905
The Kagoshima Bank, Ltd.	5,000	42,705
The Nanto Bank, Ltd.	3,000	19,082
The Ogaki Kyoritsu Bank, Ltd.	4,000	22,587
The San-in Godo Bank, Ltd.	3,000	27,929
# Toda Corp.	4,000	16,857
Tokyo Steel Manufacturing Co., Ltd.	1,500	20,770
Toppan Printing Co., Ltd.	16,000	184,352
Toyo Seikan Kaisha, Ltd.	5,100	100,447
Toyota Auto Body Co., Ltd.	2,000	41,190
TV Asahi Corp.	9	13,920
UNY Co., Ltd.	2,000	21,020
# Wacoal Corp.	2,000	26,044
Yamaguchi Financial Group, Inc.	2,000	29,193
Yamaha Corp.	2,000	39,769
Yamaha Motor Co., Ltd.	3,000	61,082
Yamanashi Chuo Bank, Ltd.	3,000	18,081
# Yamazaki Baking Co., Ltd.	5,000	52,873
Yokohama Rubber Co., Ltd.	8,000	39,091
TOTAL — JAPAN		13,028,454
NETHERLANDS — (5.8%)
COMMON STOCKS — (5.8%)
Aegon NV	41,089	626,865
ArcelorMittal	20,150	1,999,932
ING Groep NV	37,531	1,433,109
ING Groep NV Sponsored ADR	8,600	328,692
Koninklijke Ahold NV	21,065	315,005
Koninklijke DSM NV	4,506	276,022
Koninklijke Philips Electronics NV	46,544	1,787,986
Randstad Holdings NV	917	39,982
SNS Reaal	4,485	103,145
TOTAL COMMON STOCKS		6,910,738
RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	41,089	—
TOTAL — NETHERLANDS		6,910,738

	Shares	Value††
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	22,730	$20,681
Contact Energy, Ltd.	24,901	185,048
TOTAL — NEW ZEALAND		205,729
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
DNB Nor ASA Series A	18,000	258,530
Norsk Hydro ASA	21,300	338,211
Orkla ASA	22,950	330,062
Storebrand ASA	10,400	99,025
TOTAL — NORWAY		1,025,828
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
# Banco Comercial Portugues SA	23,860	60,661
Banco Espirito Santo SA	8,000	144,164
TOTAL COMMON STOCKS		204,825
RIGHTS/WARRANTS — (0.0%)
* Banco Comercial Portugues SA Rights 04/24/08	1,260	353
TOTAL — PORTUGAL		205,178
SINGAPORE — (1.5%)
COMMON STOCKS — (1.5%)
DBS Group Holdings, Ltd.	28,000	400,815
Fraser & Neave, Ltd.	40,500	147,024
Jardine Cycle & Carriage, Ltd.	3,076	37,011
Neptune Orient Lines, Ltd.	19,000	56,746
Overseas Chinese Banking Corp., Ltd.	60,000	382,144
Singapore Airlines, Ltd.	17,800	207,803
Singapore Land, Ltd.	9,000	41,415
United Industrial Corp., Ltd.	43,000	93,939
United Overseas Bank, Ltd.	29,000	429,475
UOL Group, Ltd.	12,400	35,655
TOTAL — SINGAPORE		1,832,027
SPAIN — (5.8%)
COMMON STOCKS — (5.8%)
Acciona SA	679	192,948
# Acerinox SA	10,000	264,674
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	17,100	381,501
# Banco de Sabadell SA	30,076	304,038
Banco Espanol de Credito SA	2,157	37,709
# Banco Pastor SA	4,800	70,410
# Banco Popular Espanol SA	10,136	163,556
Banco Santander Central Hispano SA	108,190	2,256,848
Banco Santander SA Sponsored ADR	61,400	1,283,260
Ebro Puleva SA	1,846	37,158
Grupo Ferrovial SA	3,298	259,402
# Iberia Lineas Aereas de Espana SA	10,900	35,740
Mapfre SA	10,750	58,198
Repsol YPF SA	21,824	902,405
Repsol YPF SA Sponsored ADR	15,200	629,888
TOTAL — SPAIN		6,877,735

22

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Electrolux AB Series B	3,100	$44,794
Holmen AB Series B	2,300	78,466
Nordea Bank AB	56,330	916,376
Skandinaviska Enskilda Banken AB Series A	7,800	177,064
SSAB Svenskt Stal AB Series B	900	28,173
Svenska Cellulosa AB Series B	17,300	277,789
Svenska Handelsbanken AB Series A	7,700	214,590
# Swedbank AB Series A	6,100	150,907
Tele2 AB Series B	6,400	136,945
TeliaSonera AB	53,500	486,303
Volvo AB Series A	6,000	91,903
Volvo AB Series B	15,700	248,991
TOTAL — SWEDEN		2,852,301
SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
Adecco SA	2,599	148,341
Baloise-Holding AG	3,031	345,056
Banque Cantonale Vaudoise	110	39,660
Credit Suisse Group AG	22,276	1,134,517
Credit Suisse Group AG Sponsored ADR	7,600	386,764
Ems-Chemie Holding AG	350	50,332
Givaudan SA	252	244,415
Helvetia Holding AG	133	52,907
Holcim, Ltd.	7,515	702,596
PSP Swiss Property AG	1,200	74,058
Sulzer AG	1,080	145,367
# Swatch Group AG	485	135,825
Swiss Life Holding AG	1,200	337,736
Swiss Re	12,359	960,595
Syngenta AG	2,300	704,072
* UBS AG	14,146	340,694
Valiant Holding AG	600	111,963
Zurich Financial SVCS AG	3,371	989,330
TOTAL COMMON STOCKS		6,904,228
RIGHTS/WARRANTS — (0.0%)
* UBS AG Rights 06/12/08 (B2QTJ29)	13,439	20,889
* UBS AG Rights 06/12/08 (B39J7K7)	14,146	18,866
TOTAL RIGHTS/WARRANTS		39,755
TOTAL — SWITZERLAND		6,943,983
UNITED KINGDOM — (19.2%)
COMMON STOCKS — (19.1%)
Alliance & Leicester P.L.C.	5,000	42,182
Amlin P.L.C.	10,618	61,062
Anglo American P.L.C.	21,822	1,486,976
Associated British Foods P.L.C.	16,991	290,063
Aviva P.L.C.	75,472	943,178

	Shares	Value††
Barclays P.L.C.	293	$2,176
# Barclays P.L.C. Sponsored ADR	33,200	993,676
British Airways P.L.C.	30,103	138,842
Cable and Wireless P.L.C.	27,991	91,179
Carnival P.L.C.	3,722	141,822
Carnival P.L.C. ADR	1,300	50,219
* easyJet P.L.C.	6,000	35,856
Enterprise Inns P.L.C.	11,654	107,878
Friends Provident P.L.C.	39,000	93,589
GKN P.L.C.	25,760	148,711
HBOS P.L.C.	110,116	873,252
HSBC Holdings P.L.C.	26,506	447,190
HSBC Holdings P.L.C. Sponsored ADR	43,133	3,632,230
International Power P.L.C.	50,042	440,945
ITV P.L.C.	124,146	144,885
Kingfisher P.L.C.	90,519	246,648
Ladbrokes P.L.C.	14,936	92,894
Legal and General Group P.L.C.	152,444	362,059
Meggitt P.L.C.	25,537	123,253
Millennium and Copthorne Hotels P.L.C.	3,776	28,689
Mondi P.L.C.	16,202	115,681
Old Mutual P.L.C.	121,977	282,817
Pearson P.L.C.	19,974	270,193
Pearson P.L.C. Sponsored ADR	10,100	136,653
Persimmon P.L.C.	11,098	105,968
Punch Taverns P.L.C.	3,644	40,080
Rexam P.L.C.	24,810	217,885
Royal Bank of Scotland Group P.L.C.	274,459	1,243,953
Royal Dutch Shell P.L.C. ADR	30,365	2,542,461
RSA Insurance Group P.L.C.	71,020	193,122
Sainsbury (J.) P.L.C.	48,518	335,264
Schroders P.L.C.	5,000	104,129
Schroders P.L.C. Non-Voting	931	16,828
Signet Group P.L.C.	25,363	31,167
Taylor Wimpey P.L.C.	23,874	40,277
The Berkeley Group Holdings P.L.C.	3,170	51,013
Thomas Cook Group P.L.C.	22,842	112,144
Tomkins P.L.C. Sponsored ADR	1,700	24,463
Travis Perkins P.L.C.	872	14,440
Vodafone Group P.L.C.	915,920	2,941,135
Vodafone Group P.L.C. Sponsored ADR	65,725	2,109,115
Whitbread P.L.C.	5,858	148,881
William Morrison Supermarkets P.L.C.	87,866	509,832
WPP Group P.L.C.	21,749	263,540
TOTAL COMMON STOCKS		22,870,495
RIGHTS/WARRANTS — (0.1%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	167,724	93,029
TOTAL — UNITED KINGDOM		22,963,524

23

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $495,000 FHLMC 6.003%(r), 01/01/37, valued at $426,367) to be repurchased at $420,068	$420	$420,000
SECURITIES LENDING COLLATERAL — (9.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $11,232,212 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/23 to 12/01/37, valued at $11,397,549) to be repurchased at $11,176,255	11,174	11,174,067
TOTAL INVESTMENTS — (100.0%) (Cost $99,288,676)		$119,436,433

See accompanying Notes to Financial Statements.
24

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value††
AUSTRALIA — (7.6%)
COMMON STOCKS — (7.6%)
# ABB Grain, Ltd.	12,507	$126,584
Adelaide Brighton, Ltd.	18,856	65,871
#* AED Oil, Ltd.	4,139	10,341
# Alesco Corp., Ltd.	6,088	45,653
* Alliance Resources, Ltd.	19,046	24,638
Amalgamated Holdings, Ltd.	4,611	24,253
* Andean Resources, Ltd.	22,721	40,656
Ansell, Ltd.	7,288	76,694
# APA Group	19,900	54,821
* Aquila Resources, Ltd.	13,188	205,200
* ARC Energy, Ltd.	16,640	24,681
#* Arrow Energy NL	47,912	155,243
# Ausdrill, Ltd.	14,039	34,879
* Austar United Communications, Ltd.	47,280	61,105
Austereo Group, Ltd.	21,665	37,565
# Australian Agricultural Co., Ltd.	17,898	55,063
Australian Infrastructure Fund	24,150	59,624
#* Australian Pharmaceutical Industries, Ltd.	11,702	11,908
Australian Wealth Management, Ltd.	37,606	62,073
* Australian Worldwide Exploration, Ltd.	23,174	95,142
AVJennings, Ltd.	21,460	13,023
AWB, Ltd.	20,976	62,424
Babcock & Brown Communities, Ltd.	55,963	25,427
Bank of Queensland, Ltd.	10,790	164,415
# Beach Petroleum, Ltd.	60,736	97,178
Becton Property Group	6,791	11,428
#* Bendigo Mining, Ltd.	12,000	3,382
Boom Logistics, Ltd.	8,744	7,693
Bradken, Ltd.	7,933	67,657
# Brickworks, Ltd.	4,237	43,781
# Cabcharge Australia, Ltd.	9,538	81,924
Campbell Brothers, Ltd.	3,729	108,233
#* CBH Resources, Ltd. (6727905)	39,097	10,843
* CBH Resources, Ltd. (B2QTVZ6)	4,110	—
* Centamin Egypt, Ltd.	47,703	60,847
# Centennial Coal Co., Ltd.	17,389	84,787
* Ceramic Fuel Cells, Ltd.	23,600	9,475
Charter Hall Group	17,492	24,354
* Chemeq, Ltd.	5,304	421
#* Citigold Corp., Ltd.	58,895	16,621
* Clough, Ltd.	17,664	11,142
#* Coal of Africa, Ltd.	22,474	86,971
* Commander Communications, Ltd.	12,834	1,534
#* Compass Resources NL	4,831	11,454
ConnectEast Group	65,365	76,921
Corporate Express Australia, Ltd.	5,746	29,560
# Count Financial, Ltd.	11,804	27,775
Crane Group, Ltd.	6,324	84,106
# David Jones, Ltd.	41,185	144,287
#* Deep Yellow, Ltd.	47,823	14,867
Downer EDI, Ltd.	18,234	125,687
DUET Group	38,139	118,541
# Dyno Nobel, Ltd.	17,144	51,964

	Shares	Value††
# Energy Developments, Ltd.	5,890	$14,478
#* Energy World Corp., Ltd.	50,545	60,955
Envestra, Ltd.	41,741	28,938
Equigold NL	16,048	64,809
Felix Resources, Ltd.	6,236	137,850
FKP Property Group	14,528	55,056
Fleetwood Corp., Ltd.	5,228	48,717
# Flight Centre, Ltd.	3,898	70,875
Funtastic, Ltd.	14,805	9,341
Futuris Corp., Ltd.	36,067	61,699
Graincorp, Ltd. Series A	3,876	43,291
GRD, Ltd.	12,374	13,964
# Great Southern, Ltd.	15,085	21,005
GUD Holdings, Ltd.	3,179	26,802
# Gunns, Ltd.	26,278	75,959
# GWA International, Ltd.	13,074	35,270
# Healthscope, Ltd.	13,454	58,284
# Hills Industries, Ltd.	20,416	66,998
* Horizon Oil, Ltd.	65,914	27,409
#* IBA Health Group, Ltd.	55,647	34,919
iiNet, Ltd.	8,275	14,493
# Iluka Resources, Ltd.	6,644	23,416
# Independence Group NL	5,844	36,042
Invocare, Ltd.	6,309	40,416
# IOOF Holdings, Ltd.	3,603	18,789
Iress Market Technology, Ltd.	6,392	39,990
* Jabiru Metals, Ltd.	19,707	15,459
JB Hi-Fi, Ltd.	7,902	73,419
Just Group, Ltd.	12,100	45,142
# Kagara, Ltd.	13,881	65,100
#* Kings Minerals NL	37,407	8,216
#* Kingsgate Consolidated, Ltd.	8,435	45,189
#* Lynas Corp., Ltd.	26,000	36,933
# MacArthur Coal, Ltd.	8,111	152,543
# MacMahon Holdings, Ltd.	33,397	55,311
Macquarie Media Group, Ltd.	18,151	62,981
#* McGuigan Simeon Wines, Ltd.	10,169	17,281
McMillan Shakespeare, Ltd	6,700	20,824
Mincor Resources NL	14,047	43,293
* Mineral Deposits, Ltd.	41,200	36,021
# Monadelphous Group, Ltd.	6,085	76,711
Mortgage Choice, Ltd.	10,500	10,392
* Mount Gibson Iron, Ltd.	28,794	90,137
#* Murchison Metals, Ltd.	8,000	31,719
MYOB, Ltd.	3,278	4,387
New Hope Corp., Ltd.	57,866	284,080
#* Nexus Energy, Ltd.	10,855	19,331
#* Novogen, Ltd.	884	1,336
# Oakton, Ltd.	7,474	26,531
#* Oceana Gold Corp.	6,035	8,081
Pacific Brands, Ltd.	23,695	48,091
#* PanAust, Ltd.	102,340	104,225
Paperlinx, Ltd.	18,526	40,065
# Peet, Ltd.	5,900	14,605
Perilya, Ltd.	10,303	7,736
* Petsec Energy, Ltd.	4,391	4,373
* Pharmaxis, Ltd.	12,478	20,770

25

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
#* Platinum Australia, Ltd.	17,167	$46,928
PMP, Ltd.	17,571	16,809
* Portman, Ltd.	3,425	57,321
Primary Health Care, Ltd.	6,226	36,328
Prime Media Group, Ltd.	2,214	6,359
Programmed Maintenance Service, Ltd.	832	3,850
# Ramsay Health Care, Ltd.	8,764	92,038
# RCR Tomlinson, Ltd.	10,693	8,328
Reece Australia, Ltd.	1,000	21,787
#* Resolute Mining, Ltd.	14,432	35,213
# Ridley Corp., Ltd.	30,638	41,571
* Riversdale Mining, Ltd.	13,000	134,410
* Roc Oil Co., Ltd.	17,083	39,274
# SAI Global, Ltd.	8,203	21,175
Sally Malay Mining, Ltd.	7,300	33,494
# Salmat, Ltd.	12,046	43,765
# Seek, Ltd.	4,000	20,786
# Select Harvests, Ltd.	2,438	14,814
# Service Stream, Ltd.	13,279	15,872
Sigma Pharmaceuticals, Ltd.	54,024	63,852
* Silex System, Ltd.	7,191	49,239
#* Sino Gold Mining, Ltd.	9,957	53,854
SMS Management & Technology, Ltd.	6,207	29,103
SP Telemedia, Ltd.	25,871	6,183
Specialty Fashion Group, Ltd.	19,600	18,453
# Spotless Group, Ltd.	11,651	33,895
#* St. Barbara, Ltd.	44,036	25,676
Straits Resources, Ltd.	11,702	87,319
# STW Communications Group, Ltd.	15,518	31,806
# Sunland Group, Ltd.	14,139	35,739
Super Cheap Auto Group, Ltd.	6,900	20,416
* Tap Oil, Ltd.	12,796	23,572
# Tassal Group, Ltd.	7,655	22,797
Technology One, Ltd.	23,020	20,578
# Ten Network Holdings, Ltd.	50,990	102,506
Thakral Holdings Group	87,685	74,157
# Timbercorp, Ltd.	31,392	30,015
Tower Australia Group, Ltd.	33,631	94,028
Trust Co., Ltd.	639	6,657
UXC, Ltd.	13,190	16,210
# Village Roadshow, Ltd.	11,681	29,344
# Virgin Blue Holdings, Ltd.	13,547	8,945
Washington H. Soul Pattinson & Co., Ltd.	7,330	70,501
# Watpac, Ltd.	4,747	10,299
Wattyl, Ltd.	8,527	11,364
#* Western Areas NL	7,047	67,846
# WHK Group, Ltd.	9,562	11,432
TOTAL COMMON STOCKS		7,296,671
RIGHTS/WARRANTS — (0.0%)
* Oceana Gold Corp. Rights 01/01/09	157	1
* Sino Gold Mining, Ltd. Rights 12/18/08	1,325	2,102
TOTAL RIGHTS/WARRANTS		2,103
TOTAL — AUSTRALIA		7,298,774

	Shares	Value††
AUSTRIA — (0.9%)
COMMON STOCKS — (0.9%)
Agrana Beteiligungs AG	319	$35,170
Andritz AG	1,712	115,753
* Austrian Airlines AG	1,367	9,598
#* BWIN Interactive Entertainment AG	1,406	50,742
# BWT AG	472	19,997
* Christ Water Techology AG	472	8,498
Constantia Packaging AG	275	21,184
Flughafen Wien AG	543	62,461
* Intercell AG	1,202	55,749
Lenzing AG	106	62,373
Mayr-Melnhof Karton AG	840	87,428
Oberbank AG	328	73,587
# Palfinger AG	904	35,728
* RHI AG	833	39,050
Schoeller-Bleckmann Oilfield Equipment AG	838	87,725
# Uniqa Versicherungen AG	4,023	122,572
TOTAL — AUSTRIA		887,615
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Ackermans & Van Haaren	1,200	131,434
* Agfa Gevaert NV	1,661	12,733
Banque Nationale de Belgique	9	41,787
Barco NV	500	34,051
# Bekaert SA	644	103,484
# Compagnie d'Entreprises CFE	280	30,695
Compagnie Immobiliere de Belgique SA	200	12,466
Compagnie Maritime Belge SA	1,500	102,682
* Cumerio NV SA- Strip	25	—
# Deceuninck NV	1,300	24,392
D'Ieteren NV SA	185	56,679
Econocom Group SA	1,771	23,090
# Elia System Operator SA NV	1,000	42,170
# Euronav SA	1,500	63,097
# Exmar NV	1,500	43,383
* ICOS Vision Systems NV	430	24,321
* Ion Beam Application	675	18,713
# Melexis NV	1,058	19,037
Omega Pharma SA	1,200	50,228
#* Option NV	1,584	14,785
# Recticel SA	1,421	20,839
# Roularta Media Group NV	455	26,567
Sipef NV	46	37,599
* Spector Photo Group SA	188	357
* Telenet Group Holding NV	1,247	31,846
Tessenderlo Chemie NV	1,459	79,724
Van De Velde NV	393	18,945
TOTAL COMMON STOCKS		1,065,104
RIGHTS/WARRANTS — (0.0%)
* Umicore Rights	125	4
TOTAL — BELGIUM		1,065,108
CANADA — (9.2%)
COMMON STOCKS — (9.2%)
* Aastra Technologies, Ltd.	1,100	28,563
* Abitibibowater, Inc.	457	5,404

26

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Absolute Software Corp.	2,400	$28,043
#* AEterna Zentaris, Inc.	4,000	5,797
#* Ainsworth Lumber Co., Ltd.	900	2,627
Akita Drilling, Ltd.	1,200	19,988
* Alamos Gold, Inc.	3,100	20,654
* Allen-Vanguard Corp.	7,200	18,913
* Altius Minerals Corp.	1,000	13,124
Amerigo Resources, Ltd.	7,200	15,000
* Anderson Energy, Ltd.	5,100	23,098
#* Angiotech Pharmaceuticals, Inc.	7,800	21,981
#* Antrim Energy, Inc.	6,500	23,093
* Anvil Mining, Ltd.	4,200	43,961
* Aquiline Resources, Inc.	2,600	19,861
* Arawak Energy Corp.	8,300	20,884
Astral Media, Inc. Class A	2,900	100,840
* Atrium Innovations, Inc.	831	14,360
* ATS Automation Tooling System, Inc.	5,060	31,370
#* Aurelian Resources, Inc.	6,200	29,328
* Aurizon Mines, Ltd.	12,400	60,278
* Aurora Energy Resources, Inc.	2,300	12,153
#* AXIA NetMedia Corp.	4,000	11,473
#* Ballard Power Systems, Inc.	3,700	15,826
#* Bankers Petroleum, Ltd.	40,400	82,134
* BioteQ Environmental Technologies, Inc.	5,300	19,523
Biovail Corp.	1,000	11,634
#* Birchcliff Energy, Ltd.	4,800	59,275
BMTC Group, Inc.	700	12,266
* Boralex, Inc. Class A	2,200	36,866
* Bow Valley Energy, Ltd.	3,500	19,867
* Breaker Energy, Ltd.	3,200	34,911
* Breakwater Resources, Ltd.	18,500	12,475
* Cadence Energy, Inc.	3,300	16,075
Calfrac Well Services, Ltd.	1,100	30,190
* Calvalley Petroleum, Inc.	3,100	14,258
Canaccord Capital, Inc.	2,200	22,585
Canada Bread Co., Ltd.	800	53,140
* Canadian Hydro Developers, Inc.	8,100	48,832
* Canadian Superior Energy, Inc.	10,100	41,677
# Canadian Western Bank	2,800	73,438
Canam Group, Inc. Class A	2,100	23,249
* Canfor Corp.	7,200	60,000
* Cangene Corp.	2,500	12,379
* CanWest Global Communications Corp.	2,400	8,937
* Cardiome Pharma Corp.	2,500	23,274
Cascades, Inc.	3,900	26,966
#* Catalyst Paper Corp.	13,500	12,908
CCL Industries, Inc. Class B	1,500	51,630
* Celestica, Inc.	16,300	144,036
* Celtic Exploration, Ltd.	1,500	27,083
* Certicom Corp.	3,300	7,705
CHC Helicopter Corp. Class A	800	25,886
#* Coalcorp Mining, Inc.	5,214	8,396
Cogeco Cable, Inc.	1,400	57,079
* COM DEV International, Ltd.	4,500	16,621
* Compton Petroleum Corp.	7,200	82,246
* Connacher Oil & Gas, Ltd.	18,200	84,992
* Constellation Copper Corp.	9,500	239
Corby Distilleries, Ltd.	900	18,116

	Shares	Value††
* Corridor Resources, Inc.	2,900	$32,864
# Corus Entertainment, Inc. Class B	5,400	105,978
#* Cott Corp.	3,000	8,756
* Crew Energy, Inc.	1,900	30,883
#* Crystallex International Corp.	14,000	11,272
* Dalsa Corp.	500	7,000
#* Denison Mines Corp.	13,884	115,281
Dorel Industries, Inc. Class B	1,600	49,614
DundeeWealth, Inc.	4,400	59,650
* Duvernay Oil Corp.	2,600	147,820
* Eastern Platinum, Ltd.	39,900	112,038
* Eldorado Gold Corp.	19,600	158,796
# Emera, Inc.	2,900	65,933
Empire Co., Ltd. Class A	200	7,951
* Equinox Minerals, Ltd.	30,500	141,204
Equitable Group, Inc.	400	8,820
* Etruscan Resources, Inc.	6,200	11,669
#* Euro Goldfields, Ltd.	5,700	28,684
# Evertz Technologies, Ltd.	3,700	84,717
#* First Calgary Petroleums, Ltd. Class A	9,000	23,370
* Flint Energy Services, Ltd.	2,500	59,657
* FNX Mining Co., Inc.	4,197	98,631
#* Forsys Metals Corp.	2,500	10,719
Forzani Group, Ltd. Class A	2,300	40,278
#* Fronteer Development Group, Inc.	7,600	38,015
* Frontera Copper Corp.	4,300	14,974
* Galleon Energy, Inc. Class A	5,400	94,946
#* Garda World Security Corp. Class A	1,750	30,910
Gennum Corp.	1,400	11,836
* Glacier Ventures International Corp.	1,800	7,228
* Gold Eagle Mines, Ltd.	4,600	36,944
* Golden Star Resources, Ltd.	13,100	39,289
* Great Basin Gold, Ltd.	11,200	38,325
* Great Canadian Gaming Corp.	3,200	32,206
* Greystar Resources, Ltd.	2,300	11,157
* Hanfeng Evergreen, Inc.	2,400	28,986
Harry Winston Diamond Corp.	3,200	95,298
* Heroux-Devtek, Inc.	2,400	18,599
* High River Gold Mines, Ltd.	12,300	21,664
* Highpine Oil & Gas, Ltd.	2,400	31,546
Home Capital Group, Inc.	1,400	54,952
* HudBay Minerals, Inc.	1,600	28,180
IAMGOLD Corp.	18,764	111,232
* Imperial Metals Corp.	2,500	21,588
* Intermap Technologies, Ltd.	3,500	21,311
* International Forest Products, Ltd. Series A	3,600	21,377
International Royalty Corp.	5,100	30,694
* Intertape Polymer Group, Inc.	2,400	6,667
* Iteration Energy, Ltd.	7,378	56,434
* Ivanhoe Energy, Inc.	10,100	28,056
* Jinshan Gold Mines, Inc.	9,700	27,628
#* Kaboose, Inc.	3,100	2,527
Kingsway Financial Services, Inc.	2,400	23,188
* Kirkland Lake Gold, Inc.	3,200	31,916
#* Labopharm, Inc.	2,500	4,604
#* Laramide Resources, Ltd.	1,600	7,021
Laurentian Bank of Canada	1,400	59,897
Le Chateau, Inc.	1,200	16,184
Leon's Furniture, Ltd.	2,400	31,232

27

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Linamar Corp.	3,100	$52,759
* Lions Gate Entertainment Corp.	2,100	21,021
* MacDonald Dettweiler & Associates, Ltd.	1,700	72,681
* Magellan Aerospace Corp.	1,580	8,484
* Mahalo Energy, Ltd.	5,000	13,587
* Major Drilling Group International, Inc.	1,200	66,425
Maple Leaf Foods, Inc.	5,400	63,913
* Martinrea International, Inc.	3,500	30,646
* MAXIM Power Corp.	1,300	7,706
* MDC Partners, Inc. Class A	1,500	11,534
* MDS, Inc.	8,500	159,717
* MEGA Brands, Inc.	1,200	3,925
* Mega Uranium, Ltd.	2,800	6,932
Methanex Corp.	4,500	127,174
Mosaid Technologies, Inc.	1,000	15,197
#* Neurochem, Inc.	1,600	2,609
# Norbord, Inc.	4,900	29,589
#* North American Palladium, Ltd.	1,900	10,728
Northbridge Financial Corp.	1,500	50,664
* Northgate Minerals Corp.	11,400	34,420
Nova Chemicals Corp.	800	21,675
* Nuvista Energy, Ltd.	2,324	43,505
#* Open Text Corp.	2,900	103,613
* Pacific Rubiales Energy Corp.	2,533	28,731
* Pan Amer Silver Corp.	2,700	89,484
* Paramount Resources, Ltd. Class A	2,300	39,468
Pason Systems, Inc.	3,100	53,351
* Patheon, Inc.	3,300	13,650
* Petrolifera Petroleum, Ltd.	1,200	11,232
* ProEx Energy, Ltd.	2,500	50,272
* Q9 Networks, Inc.	900	10,824
* QLT, Inc.	5,800	22,941
#* Quadra Mining, Ltd.	4,500	103,261
#* Quebecor World, Inc.	3,700	912
Quebecor, Inc. Class B	3,900	123,288
Quest Capital Corp.	6,900	13,889
# Reitmans Canada, Ltd.	4,500	83,786
#* Resverlogix Corp.	1,300	18,121
Richelieu Hardware, Ltd.	1,000	19,928
Ritchie Brothers Auctioneers, Inc.	4,200	115,821
* RONA, Inc.	6,400	79,420
# Rothmans, Inc.	3,700	95,442
# Russel Metals, Inc.	4,900	149,870
Samuel Manu-Tech, Inc.	1,800	14,674
* Saskatchewan Wheat Pool, Inc.	12,100	165,620
Savanna Energy Services Corp.	2,900	62,489
* Saxon Energy Services, Inc.	2,700	19,076
* SEMAFO, Inc.	12,700	17,511
ShawCor, Ltd.	3,000	104,680
* Shore Gold, Inc.	15,000	52,536
#* Sierra Wireless, Inc.	1,200	20,531
* Silver Standard Resources, Inc.	4,000	119,203
Silvercorp Metals, Inc.	8,700	66,196
#* Skye Resources, Inc.	1,200	9,324
* Stantec, Inc.	2,400	70,048
Stella-Jones, Inc.	700	22,537
* Storm Exploration, Inc.	2,700	41,712
#* SunOpta, Inc.	3,300	21,688
* Suramina Resources, Inc.	1,700	2,515

	Shares	Value††
* SXC Health Solutions Corp.	1,200	$19,529
* Synenco Energy, Inc.	1,800	16,250
* Tanzanian Royalty Exploration Corp.	3,400	17,417
* Taseko Mines, Ltd.	7,000	34,521
* Tesco Corp.	1,600	52,931
* The Descartes Systems Group, Ltd.	5,100	19,813
* Theratechnologies, Inc.	1,400	9,750
* Thompson Creek Metals Company, Inc.	5,300	116,018
#* Timminco, Ltd.	6,400	196,457
* TLC Vision Corp.	3,300	4,982
# Toromont Industries, Ltd.	3,900	119,952
# Torstar Corp. Class B	3,700	49,080
Transcontinental, Inc. Class A	3,600	65,399
* Transglobe Energy Corp.	4,200	21,727
Trican Well Service, Ltd.	5,300	114,204
* TriStar Oil and Gas, Ltd.	4,043	74,423
* Tundra Semiconductor Corp.	1,800	8,333
TVA Group, Inc. Class B	1,200	19,324
* UEX Corp.	6,400	30,467
Uni-Select, Inc.	800	19,436
#* Uranium Participation Corp.	3,800	37,977
* UTS Energy Corp.	26,900	151,610
* Vitran Corp., Inc.	1,100	16,053
* West Energy, Ltd.	6,000	22,524
West Fraser Timber Co., Ltd.	1,700	60,499
Western Financial Group, Inc.	3,800	15,872
* Western Forest Products, Inc.	9,100	10,990
* Westjet Airlines, Ltd.	5,000	80,012
* Wi-LAN, Inc.	4,600	9,028
Winpak, Ltd.	2,400	13,720
* Xantrex Technology, Inc.	2,600	28,235
* Xtreme Coil Drilling Corp.	1,900	19,122
#* Zarlink Semiconductor, Inc.	9,600	8,213
TOTAL COMMON STOCKS		8,802,106
RIGHTS/WARRANTS — (0.0%)
* Catalyst Paper Corp. Subscription Receipt Rights 04/07/08	10,505	10,150
TOTAL — CANADA		8,812,256
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Aktieselskabet Ringkjoebing Bank A.S.	120	11,756
# Aktieselskabet Roskilde Bank A.S.	385	16,762
* Alm. Brand A.S.	778	46,726
Amagerbanken A.S.	310	13,934
Auriga Industries A.S. Series B	400	15,254
# Bang & Olufsen Holding A.S. Series B	990	54,569
#* Bavarian Nordic A.S.	200	9,504
* Capinordic A.S.	5,000	12,198
# Dalhoff, Larson & Horneman A.S. Series B	1,100	15,812
DFDS A.S.	384	61,737
East Asiatic Co., Ltd. A.S.	1,200	89,382
Fionia Bank A.S.	750	17,675
# Forstaedernes Bank A.S.	400	9,875
#* NeuroSearch A.S.	855	47,984

28

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Nordjyske Bank A.S.	422	$12,756
#* Parken Sport & Entertainment A.S.	100	27,098
Per Aarsleff A.S. Series B	150	24,249
# Ringkjoebing Landbobank Aktieselskab	130	21,399
# Royal Unibrew A.S.	250	28,172
Sanistal A.S. Series B	150	15,493
# Schouw & Co.	1,700	71,928
SimCorp A.S.	200	38,839
Sjaelso Gruppen A.S.	1,000	24,078
Spar Nord Bank A.S.	1,650	29,414
Sparbank	225	12,065
* TK Development A.S.	1,700	25,845
Vestjysk Bank A.S.	425	17,639
TOTAL — DENMARK		772,143
FINLAND — (2.1%)
COMMON STOCKS — (2.1%)
* Ahlstrom Oyj	225	5,399
# Alma Media	4,469	59,779
# Amer Sports Oyj Series A	5,277	94,105
Aspo Oyj	2,350	22,050
Cargotec Oyj Series B	300	12,660
Cramo Oyj	1,300	25,752
* Elcoteq SE	500	5,153
# Elektrobit Corp.	7,600	15,256
Elisa Oyj	7,037	156,901
Finnair Oyj	3,800	33,983
Finnlines Oyj	1,800	38,906
Fiskars Oyj Abp Series A	800	15,527
F-Secure Oyj	5,200	23,471
Glaston Oyj Abp	4,200	18,887
HKScan Oyj Series A	1,550	23,128
# Huhtamaki Oyj	4,350	46,518
KCI Konecranes Oyj	3,871	177,584
# Kemira Oyj	4,600	65,407
# Lassila & Tikanoja Oyj	2,281	59,707
# Lemminkainen Oyj	500	26,519
M-Real Oyj Series B	6,143	17,411
OKO Bank P.L.C. Class A	7,700	158,596
Olvi Oyj Series A	639	25,688
Oriola-KD Oyj Class B	3,288	14,838
Orion Oyj Series A	1,626	35,430
Orion Oyj Series B	5,451	117,010
* Outotec Oyj	956	65,401
PKC Group Oyj	1,500	18,451
Ponsse Oyj	1,180	24,131
Poyry Oyj	3,314	91,522
Raisio P.L.C.	4,000	10,929
Ramirent Oyj	2,800	36,133
Rapala VMC Oyj	1,900	13,322
Stockmann Oyj Abp Series A	1,299	54,868
# Stockmann Oyj Abp Series B	1,709	67,540
* Stonesoft Oyj	2,191	1,466
Tecnomen Oyj	5,600	9,416
TietoEnator Oyj	2,180	48,356
# Uponor Oyj Series A	3,000	65,254
Vacon Oyj	695	31,091
Vaisala Oyj Series A	700	31,042
YIT Oyj	4,458	131,101
TOTAL — FINLAND		1,995,688

	Shares	Value††
FRANCE — (4.4%)
COMMON STOCKS — (4.4%)
Ales Groupe SA	1,070	$28,331
* Alten	2,004	80,421
#* Altran Technologies SA	3,544	32,303
April Group SA	1,417	79,352
Arkema	356	22,740
Assystem	808	12,418
* Atos Origin SA	1,742	102,860
Beneteau SA	2,000	52,185
Boiron SA	1,200	35,397
Bonduelle SCA	536	62,068
# Bongrain SA	669	62,492
# Bourbon SA	2,785	192,180
* Bull SA	1,837	8,085
Canal Plus SA	2,031	19,933
# Carbone Lorraine SA	986	60,663
CBo Territoria	887	4,556
Cegid Group	250	8,149
# Clarins SA	777	51,117
#* Club Mediterranee SA	600	34,799
* CS Communication & Systemes	321	8,841
Damartex SA	300	8,424
Delachaux SA	516	50,102
# Derichebourg	4,536	43,097
* Dollfus Mieg & Cie SA	600	1,083
# Electricite de Strasbourg	300	60,174
Esso Ste Anonyme Francaise	197	49,739
Establissements Maurel et Prom	6,429	160,802
Etam Developpement SA	525	20,424
#* Faurecia SA	568	28,246
# Fimalac SA	506	33,670
Gaumont SA	411	37,750
Geodis SA	171	35,675
# GFI Informatique SA	1,729	11,831
# GL Events	619	24,719
Groupe Crit	450	14,239
Groupe Steria SCA	502	15,461
# Guerbet SA	122	24,270
# Guyenne et Gascogne SA	300	45,664
Haulotte Group SA	1,014	20,825
Havas SA	26,436	116,867
IMS International Metal Service SA	775	29,914
#* Infogrames Entertainment SA	42	772
Ingenico SA	1,262	44,536
Ipsos SA	1,795	66,037
Laurent-Perrier	195	29,617
Lisi SA	500	52,889
Manitou BF SA	1,600	49,766
Manutan International SA	598	43,078
Nexans SA	1,331	181,529
Nexity	600	24,187
# Norbert Dentressangle	600	56,929
# NRJ Group	2,200	21,803
Oberthur Card Systems SA	1,300	9,808
Orco Property Group	460	35,719
* Orpea	686	38,781
Pierre & Vacances	387	43,979
Plastic Omnium SA	372	12,565
Rallye SA	975	74,074
* Recylex SA	1,500	26,678

29

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Remy Cointreau SA	1,502	$88,808
* Rodriguez Group SA	600	11,581
Rubis SA	427	40,644
Saft Groupe SA	600	28,288
SAMSE SA	132	14,844
SCOR SE (4797364)	8	25
SCOR SE (B1LB9P6)	3,434	86,691
SEB SA	587	115,517
# Sechilienne SA	1,275	107,747
# Societe BIC SA	2,253	112,151
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	18,230
# Societe Industrielle D'Aviations Latecoere SA	468	9,181
#* Soitec SA	1,018	8,514
# Somfy SA	300	83,056
Sopra Group SA	500	42,268
# Sperian Protection	164	21,119
# Stallergenes SA	534	47,096
STEF-TFE	287	18,684
Sucriere de Pithiviers Le Vieil	23	18,599
# Teleperformance SA	2,889	122,423
#* Theolia SA	1,341	48,293
* Toupargel Groupe	390	11,167
Trigano SA	1,363	37,182
* UbiSoft Entertainment SA	1,710	165,776
Valeo SA	1,459	58,192
Viel et Compagnie	3,926	24,490
Vilmorin et Cie SA	268	52,877
Virbac SA	328	30,390
VM Materiaux SA	186	18,558
Zodiac SA	2,571	136,202
TOTAL COMMON STOCKS		4,183,206
RIGHTS/WARRANTS — (0.0%)
* Infogrames Entertainment SA Warrants 12/31/09	1,082	101
TOTAL — FRANCE		4,183,307
GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
# Aareal Bank AG	1,300	38,642
#* Adlink Internet Media AG	1,033	22,292
#* ADVA AG Optical Networking	1,887	8,440
Aixtron AG	5,535	82,138
# Altana AG	4,044	76,614
# Baader Wertpapierhandelsbank AG	2,200	13,879
#* Balda AG	916	2,771
Beate Uhse AG	2,550	4,833
# Bechtle AG	929	29,252
# Bilfinger Berger AG	2,000	183,898
# Boewe Systec AG	249	8,282
#* CENTROTEC Sustainable AG	1,248	24,568
# Cewe Color Holding AG	476	16,880
# Comdirect Bank AG	2,500	32,322
# Conergy AG	1,173	23,317
# CTS Eventim AG	679	28,125
Curanum AG	2,004	14,607
* D+S europe AG	2,063	41,606
* Demag Cranes AG	707	40,793

	Shares	Value††
Deutsche Wohnen AG	300	$7,021
# Deutz AG	4,400	48,014
Douglas Holding AG	1,545	82,980
* Drillisch AG	1,695	11,668
Duerr AG	500	24,646
# DVB Bank AG	196	83,236
#* EM. Sports Media AG	3,300	14,374
Epcos AG	4,175	78,902
#* Escada AG	660	14,700
# Euwax AG	276	22,045
#* Evotec AG	4,738	9,428
Fielmann AG	1,400	107,578
Freenet AG	1,478	25,104
# Fuchs Petrolub AG	401	42,980
# Gerry Weber International AG	1,079	39,168
# GFK AG	1,560	67,183
#* GPC Biotech AG	1,550	6,165
# Grenkeleasing AG	327	13,112
Heidelberger Druckmaschinen AG	3,471	86,889
Indus Holding AG	494	19,153
* Integralis AG	400	3,242
# INTERSEROH AG	586	57,610
* Jenoptik AG	939	7,523
# Kontron AG	2,224	37,212
# Krones AG	792	66,036
KSB AG	31	22,556
# Kuka AG	1,166	39,410
KWS Saat AG	150	37,232
# Lanxess AG	3,992	179,989
# Leoni AG	1,605	81,538
# Medion AG	1,579	33,837
# MLP AG	945	16,844
* Morphosys AG	361	25,940
MTU Aero Engines Holding AG	2,453	105,865
MVV Energie AG	1,304	63,172
# Nemetschek AG	707	19,011
Norddeutsche Affinerie AG	1,854	88,705
#* Nordex AG	1,260	57,000
Paragon AG	1,157	13,263
# Pfeiffer Vacuum Technology AG	432	42,727
# Pfleiderer AG	3,100	59,949
* Plambeck Neue Energien AG	3,909	18,086
* Premiere AG	5,669	120,762
#* QIAGEN NV	8,190	164,004
#* QSC AG	2,060	7,684
Rational AG	151	33,638
Renk AG	457	43,053
# Rheinmetall AG	1,699	134,552
# Rhoen-Klinikum AG	4,271	131,716
Sartorius AG	335	12,815
* Senator Entertainment AG	140	265
* SGL Carbon AG	2,674	197,727
#* Singulus Technologies AG	700	9,185
Sixt AG	900	48,015
# Software AG	1,081	80,728
#* Solon AG fuer Solartechnik	370	26,521
# Stada Arzneimittel AG	2,639	173,970
# STINAG Stuttgarter Invest AG	1,000	44,468
# Strabag AG	166	67,680
# Sued-Chemie AG	200	29,238
Suedzucker AG	2,038	45,921

30

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
# Takkt AG	1,500	$27,176
# Technotrans AG	637	12,733
Utimaco Safeware AG	1,336	19,453
# Vivacon AG	637	8,573
# Vossloh AG	800	115,343
* WCM Beteiligungs-und Grundbesitz AG	11,166	1,200
Wincor Nixdorf AG	1,480	117,435
* Wirecard AG	3,020	58,627
# Wuerttembergische Lebensversicherung AG	402	19,676
TOTAL — GERMANY		4,326,510
GREECE — (1.5%)
COMMON STOCKS — (1.5%)
Alapis Holdings Industrial & Commercial S.A.	39,868	130,432
Anek Lines S.A.	6,610	21,083
* Astir Palace Hotels S.A.	2,100	18,478
* Bank of Attica S.A.	3,078	17,994
Bank of Greece	915	131,123
* Forthnet S.A.	1,420	12,686
Fourlis Holdings S.A.	2,390	81,027
Frigoglass S.A.	750	25,213
GEK Group of Cos S.A.	2,520	34,950
* Geniki Bank	3,515	20,968
* Greek Postal Savings Bank	5,197	91,714
Halkor S.A.	2,770	9,848
Hellenic Technodomiki Tev S.A.	9,312	117,208
Heracles General Cement Co. S.A.	5,400	138,379
* Iaso S.A.	2,560	36,342
Intracom Holdings S.A.	5,500	21,644
J&P-Avax S.A.	3,100	23,425
Lambrakis Press S.A.	6,399	36,912
* M.J. Mailis S.A.	4,270	5,854
Metka S.A.	1,850	39,140
Michaniki S.A.	3,160	22,686
Minoan Lines S.A.	5,200	38,324
Motor Oil (Hellas) Corinth Refineries S.A.	903	21,928
Mytilineos Holdings S.A.	4,200	56,109
Neochimiki Lv Lavrentiadis S.A.	650	19,223
* Technical Olympic S.A.	6,875	6,417
Terna Tourist Technical & Maritime S.A.	1,650	21,441
Titan Cement Co. S.A.	3,511	158,276
Viohalco S.A.	9,200	86,196
TOTAL — GREECE		1,445,020
HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
Alco Holdings, Ltd.	68,000	20,143
Allied Group, Ltd.	27,600	117,151
Asia Financial Holdings, Ltd.	54,874	24,571
Asia Satellite Telecommunications Holdings, Ltd.	11,500	19,910
Asia Standard International Group, Ltd.	240,913	4,513
* Associated International Hotels	48,000	127,301
Cafe de Coral Holdings, Ltd.	18,000	35,966

	Shares	Value††
Century City International	394,000	$5,858
Champion Technology Holdings, Ltd.	29,401	4,569
Chen Hsong Holdings, Ltd.	30,000	13,699
Chevalier International Holdings, Ltd.	4,000	3,543
* China Grand Forestry Resources Group, Ltd.	90,000	8,889
China Hong Kong Photo Products Holdings, Ltd.	90,000	7,844
China Resources Logic, Ltd.	17,600	17,570
* China Solar Energy Holdings, Ltd.	220,000	9,884
# Chong Hing Bank, Ltd.	11,000	31,034
Chow Sang Sang Holdings	18,000	21,288
City Telecom, Ltd.	30,702	7,947
Coastal Greenland, Ltd.	230,000	31,640
COL Capital, Ltd.	20,720	12,187
# Coslight Technology International Group, Ltd.	24,000	12,859
Cross-Harbour Holdings, Ltd.	30,658	25,899
* CSMC Technologies Corp.	316,800	12,394
Dickson Concepts International, Ltd.	14,500	10,957
* Digitalhongong.com	329	31
#* DVN Holdings, Ltd.	68,000	6,200
Dynamic Holdings, Ltd.	20,000	6,661
* EganaGoldpfeil Holdings, Ltd.	85,130	7,200
Emperor International Holdings, Ltd.	86,000	33,096
* Enerchina Holdings, Ltd.	61,000	2,269
EPI (Holdings), Ltd.	7,132	275
* Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,524
# Far East Consortium	48,560	16,437
Fountain Set Holdings, Ltd.	28,000	5,102
Four Seas Food Investment Holdings, Ltd.	22,620	3,546
Four Seas Mercantile Holdings, Ltd.	60,000	21,528
# Fubon Bank Hong Kong, Ltd.	34,000	33,892
* Fushan International Energy Group, Ltd.	70,000	42,947
Giordano International, Ltd.	66,000	27,664
Glorious Sun Enterprises, Ltd.	48,000	24,335
Gold Peak Industries (Holdings), Ltd.	81,250	12,076
Golden Resorts Group, Ltd.	244,000	9,866
Goldlion Holdings, Ltd.	37,000	10,592
Grande Holdings, Ltd.	28,000	7,000
Hang Ten Group Holdings, Ltd.	93	8
Harbour Centre Development, Ltd.	9,000	14,168
* Hi Sun Technology (China), Ltd.	63,000	9,700
HKR International, Ltd.	34,533	21,956
Hung Hing Printing Group, Ltd.	29,815	7,684
Integrated Distribution Services Group, Ltd.	8,000	19,646
* Interchina Holdings Co., Ltd.	280,000	2,731
# K Wah International Holdings, Ltd.	62,078	29,491
* Lai Sun Development Co., Ltd.	625,000	10,882
Liu Chong Hing Investment, Ltd.	18,000	23,170
# Luks Industrial Group, Ltd.	28,000	21,960
Lung Kee (Bermuda) Holdings, Ltd.	26,000	12,563
Matsunichi Communications Holdings, Ltd.	30,000	24,780
Midland Holdings, Ltd.	34,000	32,543
Miramar Hotel & Investment	20,000	29,156
* Moulin Global Eyecare Holdings	21,998	—

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
* Nan Hai Corp., Ltd.	650,000	$6,762
Natural Beauty Bio-Technology, Ltd.	110,000	29,241
Next Media, Ltd.	38,000	16,582
Norstar Founders Group, Ltd.	56,000	14,941
Oriental Press Group	74,000	12,238
Pacific Century Premium Developments, Ltd.	60,000	21,531
Playmates Holdings, Ltd.	10,800	6,305
* Playmates Toys Ltd	10,800	457
#* Poly Hong Kong Investment, Ltd.	90,000	51,355
Ports Design, Ltd.	14,500	44,706
Prime Success International Group, Ltd.	50,000	30,470
Public Financial Holdings, Ltd.	24,000	20,492
PYI Corp., Ltd.	56,613	11,108
* QPL International Holdings, Ltd.	23,000	826
Regal Hotels International Holdings, Ltd.	290,000	15,800
Road King Infrastructure, Ltd.	16,000	17,679
Sa Sa International Holdings, Ltd.	46,000	19,088
Sea Holdings, Ltd.	38,000	25,420
Shell Electric Manufacturing Co., Ltd.	3,725	2,346
Shui On Construction & Materials, Ltd.	6,000	15,564
Silver Grant International	40,000	7,231
Sing Tao News Corp., Ltd.	92,000	13,552
# Singamas Container Holdings, Ltd.	30,000	9,626
Sino Biopharmaceutical, Ltd.	89,000	19,081
* Sino-i Technology, Ltd.	1,240,000	12,867
Smartone Telecommunications Holdings, Ltd.	18,000	18,323
Solomon Systech International, Ltd.	58,000	3,348
Tai Cheung Holdings	25,000	14,974
* TCC International Holdings, Ltd.	26,000	20,768
Texwinca Holdings, Ltd.	30,000	24,235
Truly International Holdings	6,000	7,232
Upbest Group, Ltd.	74,000	6,835
Varitronix International, Ltd.	20,009	12,770
Vitasoy International Holdings, Ltd.	56,000	26,359
* VODone, Ltd.	4,000	314
* Vongroup, Ltd.	190,000	7,553
Vtech Holdings, Ltd.	2,000	11,809
Wai Kee Holdings, Ltd.	52,000	13,689
Wing On Co. International, Ltd.	18,000	34,938
TOTAL COMMON STOCKS		1,749,710
RIGHTS/WARRANTS — (0.0%)
* Allied Properties, Ltd. Warrants 06/06/09	4,260	3,193
* Asia Standard International Group, Ltd. Rights 08/27/10	31,678	—
* Golden Resorts Group, Ltd. Rights 06/10/10	48,800	—
* Sun Hung Kai & Co., Ltd. Warrants 05/31/09	11,800	2,691
TOTAL RIGHTS/WARRANTS		5,884
TOTAL — HONG KONG		1,755,594

	Shares	Value††
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
DCC P.L.C.	3,673	$85,474
* Dragon Oil P.L.C.	10,017	103,352
FBD Holdings P.L.C.	1,308	48,855
Fyffes P.L.C.	13,698	17,226
Glanbia P.L.C.	12,578	96,488
Greencore Group P.L.C.	7,524	35,752
IAWS Group P.L.C.	6,104	148,766
Independent News & Media P.L.C.	25,530	91,422
Irish Continental Group P.L.C.	1,483	46,725
* Kenmare Resources P.L.C.	27,736	28,505
Kingspan Group P.L.C.	7,161	75,941
McInerney Holdings P.L.C.	9,825	13,762
Paddy Power P.L.C.	1,777	64,036
Total Produce P.L.C.	13,698	13,146
United Drug P.L.C.	18,067	108,923
* Waterford Wedgwood P.L.C.	70,325	788
TOTAL — IRELAND		979,161
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
ACEA SpA	3,393	70,834
Acegas-APS SpA	1,710	14,320
Actelios SpA	1,592	18,538
* Aedes SpA	2,841	7,868
# Amplifon SpA	2,320	7,270
* Ansaldo STS SpA	1,323	20,349
# Astaldi SpA	3,158	29,582
# Azimut Holding SpA	8,768	89,644
Banca Intermobiliare SpA	5,000	38,900
Banca Piccolo Credito Valtellinese Scarl SpA	3,375	37,817
# Banca Popolare dell'Etruria e del Lazio Scrl	2,058	24,828
* Banca Profilo SpA	5,968	13,101
Banco di Desio e della Brianza SpA	5,000	52,776
Benetton Group SpA	3,983	53,443
Brembo SpA	1,837	21,586
Bulgari SpA	4,883	56,431
C.I.R. SpA - Compagnie Industriali Riunite	17,000	46,741
Caltagirone Editore SpA	3,000	17,064
# Caltagirone SpA	1,103	9,010
# Cementir SpA	2,366	20,349
* Cirio Finanziaria SpA	45,000	—
# Class Editore SpA	3,300	6,207
Credito Artigiano SpA	3,415	14,137
# Credito Bergamasco SpA	555	24,037
# Credito Emiliano SpA	5,091	54,888
* Cremonini SpA	5,421	25,277
Danieli & Co. SpA	2,142	88,885
Davide Campari - Milano SpA	8,496	80,420
De Longhi SpA	8,000	37,340
# ERG SpA	3,547	81,180
Esprinet SpA	1,098	8,208
Gemina SpA	7,472	10,981
# Gewiss SpA	6,000	36,040
* Greenergycapital SPA	51	90
* Gruppo Coin SPA	2,813	16,618
# Gruppo Editoriale L'Espresso SpA	7,849	24,080

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
# Hera SpA	14,277	$60,561
# Immsi SpA	8,658	12,083
* Impregilo SpA	11,844	72,999
# Indesit Co. SpA	2,500	31,364
# Industria Macchine Automatique SpA	1,436	30,992
# Intek SpA	16,174	16,251
Interpump Group SpA	2,893	28,252
# Iride SpA	10,500	35,428
# Italmobiliare SpA	273	26,965
* KME Group SpA	5,166	9,112
# Mariella Burani SpA	758	20,677
# Marr SpA	2,435	25,820
Meliorbanca SpA	4,173	16,885
Milano Assicurazioni SpA	11,050	69,533
# Mondadori (Arnoldo) Editore SpA	7,418	54,113
Navigazione Montanari SpA	4,987	20,727
Permasteelisa SpA	913	19,611
Pirelli & C.Real Estate SpA	1,000	25,703
Premafin Finanziaria SpA	21,959	48,902
Recordati SpA	9,617	76,976
#* Risanamento Napoli SpA	3,493	7,603
SAES Getters SpA	616	16,540
* Snia SpA	530	506
# Societe Cattolica di Assicurazoni Scrl SpA	2,163	106,648
# Sogefi SpA	3,015	15,513
# Sol SpA	2,651	19,394
* Sorin SpA	10,530	18,189
#* Telecom Italia Media SpA	34,412	6,911
#* Tiscali SpA	18,065	67,497
# Tod's SpA	1,030	64,198
Trevi Finanziaria SpA	999	25,657
Vianini Lavori SpA	5,720	92,537
Vittoria Assicurazioni SpA	1,424	28,292
TOTAL COMMON STOCKS		2,331,278
RIGHTS/WARRANTS — (0.0%)
* Banca Popolare dell'Etruria e del Lazio Scrl Rights 06/13/08	2,058	400
TOTAL — ITALY		2,331,678
JAPAN — (18.2%)
COMMON STOCKS — (18.2%)
Achilles Corp.	6,000	9,393
Adeka Corp.	2,000	18,264
# Aderans Holdings Co., Ltd.	2,400	50,193
Advan Co., Ltd.	2,000	12,826
Aeon Fantasy Co., Ltd.	1,152	15,439
Ahresty Corp.	700	10,826
Ai Holdings Corp.	3,200	18,607
Aica Kogyo Co., Ltd.	3,000	26,800
Aichi Machine Industry Co., Ltd.	5,000	18,741
# Aichi Steel Corp.	7,000	35,867
Aichi Tokei Denki Co., Ltd.	3,000	6,863
Aida Engineering, Ltd.	4,000	22,386
Aiphone Co., Ltd.	1,100	17,190
Airport Facilities Co., Ltd.	4,000	31,120
# Akebono Brake Industry Co., Ltd.	4,000	29,844
Aloka Co., Ltd.	2,000	27,464

	Shares	Value††
# Alpha Systems, Inc.	1,000	$25,624
Alpine Electronics, Inc.	2,900	37,225
Alps Logistics Co., Ltd.	1,000	11,347
Amano Corp.	3,000	32,241
Ando Corp.	7,000	13,540
# Anritsu Corp.	5,000	15,991
AOC Holdings, Inc.	1,800	22,550
AOI Electronics Co., Ltd.	900	10,381
AOKI Holdings, Inc.	1,600	26,697
* Arai-Gumi, Ltd.	600	347
Arakawa Chemical Industries, Ltd.	1,800	19,393
# Arealink Co., Ltd.	47	4,589
# Ariake Japan Co., Ltd.	900	14,807
# Arisawa Manufacturing Co., Ltd.	1,000	6,878
Aronkasei Co., Ltd.	4,000	14,271
As One Corp.	990	20,485
Asahi Diamond Industrial Co., Ltd.	5,000	36,849
Asahi Kogyosha Co., Ltd.	3,000	11,199
Asahi Organic Chemicals Industry Co., Ltd.	3,000	8,540
Asahi Pretec Corp.	1,100	33,723
#* Asahi Tec Corp.	13,000	10,233
Ashimori Industry Co., Ltd.	3,000	6,457
ASKA Pharmaceutical Co., Ltd.	2,000	15,157
Asunaro Aoki Construction Co., Ltd.	4,000	23,077
Atsugi Co., Ltd.	15,000	20,363
Autobacs Seven Co., Ltd.	800	23,466
Avex Group Holdings, Inc.	1,300	15,100
# Azel Corp.	2,000	3,037
Bando Chemical Industries, Ltd.	5,000	19,536
# Bank of the Ryukyus, Ltd.	900	9,892
# Belluna Co., Ltd.	1,400	11,349
# Best Denki Co., Ltd.	2,500	15,672
# Bookoff Corp.	1,000	8,558
# CAC Corp.	1,700	17,312
Calsonic Kansei Corp.	6,000	25,177
Canon Electronics, Inc.	1,500	41,858
Canon Finetech, Inc.	2,000	30,330
Cawachi, Ltd.	800	23,478
# Central Finance Co., Ltd.	4,000	12,221
Central Glass Co., Ltd.	5,000	20,535
Century Leasing System, Inc.	1,600	17,945
Chiyoda Co., Ltd.	1,700	29,347
Chofu Seisakusho Co., Ltd.	2,400	50,429
* Chori Co., Ltd.	5,000	6,495
Chudenko Corp.	1,500	26,008
Chuetsu Pulp and Paper Co., Ltd.	8,000	15,873
* Chugai Mining Co., Ltd.	5,000	1,659
Chugai Ro Co., Ltd.	7,000	30,436
Chugoku Marine Paints, Ltd.	4,000	30,744
Chuo Spring Co., Ltd.	5,000	20,969
Circle K Sunkus Co., Ltd.	2,000	32,481
# CKD Corp.	2,000	14,496
# Clarion Co., Ltd.	13,000	24,674
# Cleanup Corp.	2,000	13,270
CMK Corp.	2,000	15,467
Coca-Cola Central Japan Co., Ltd.	3	24,416
* cocokara fine HOLDINGS, Inc.	879	17,093
# Colowide Co., Ltd.	4,200	20,401
* Columbia Music Entertainment, Inc.	3,000	2,306

33

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Computer Engineering & Consulting, Ltd.	1,500	$13,665
Comsys Holdings Corp.	3,000	25,460
Corona Corp.	1,300	18,485
# Cosel Co., Ltd.	1,600	18,105
#* Cosmo Securities Co., Ltd.	23,000	23,803
# Creed Corp.	14	16,465
Culture Convenience Club Co., Ltd.	3,500	15,473
# Cybozu, Inc.	41	15,410
# D&M Holdings, Inc.	5,000	21,033
# Dai Nippon Screen Mfg. Co., Ltd.	8,000	37,604
Dai Nippon Toryo, Ltd.	11,000	13,471
Dai-Dan Co., Ltd.	3,000	13,761
# Daido Metal Co., Ltd.	3,000	17,340
Daifuku Co., Ltd.	2,000	23,507
# Daihen Corp.	11,000	52,506
# Daiichi Jitsugyo Co., Ltd.	4,000	18,985
# Daiken Corp.	9,000	16,043
# Daiki Aluminium Industry Co., Ltd.	3,000	14,626
Daiko Clearing Services Corp.	1,000	6,928
Daikoku Denki Co., Ltd.	900	9,765
Daikyo, Inc.	6,000	11,899
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,824
Daio Paper Corp.	6,000	49,634
Daiseki Co., Ltd.	1,429	43,130
Daisyo Corp.	1,600	18,690
Daiwa Industries, Ltd.	3,000	14,034
Daiwa Seiko, Inc.	10,000	16,221
# Daiwabo Co., Ltd.	8,000	20,264
# Daiwabo Information System Co., Ltd.	1,000	16,997
# DCM Japan Holdings Co., Ltd.	7,300	51,122
Denki Kogyo Co., Ltd.	3,000	17,733
# Denyo Co., Ltd.	2,000	18,924
# Descente, Ltd.	5,000	29,306
#* DIA Kensetsu Co., Ltd.	7,400	1,961
# Don Quijote Co., Ltd.	1,100	22,997
# DOUTOR NICHIRES Holdings Co., Ltd.	2,212	37,530
DTS Corp.	1,200	24,197
# DyDo Drinco, Inc.	500	18,256
# eAccess, Ltd.	40	22,396
# Eagle Industry Co., Ltd.	2,000	17,751
Edion Corp.	1,600	14,471
Eiken Chemical Co., Ltd.	2,000	16,600
Eizo Nanao Corp.	600	14,809
#* Eneserve Corp.	600	2,376
# Enplas Corp.	700	8,420
Epson Toyocom Corp.	4,000	14,278
# ESPEC Corp.	2,000	20,276
Exedy Corp.	1,400	37,214
# Ezaki Glico Co., Ltd.	1,000	10,719
# Fancl Corp.	2,700	31,325
#* FDK Corp.	7,000	9,094
Foster Electric Co., Ltd.	2,000	45,427
# FP Corp.	700	20,121
France Bed Holdings Co., Ltd.	13,000	19,747
Fuji Co., Ltd.	1,500	26,669
# Fuji Corp., Ltd.	3,000	9,801
#* Fuji Kosan Co., Ltd.	6,000	7,128

	Shares	Value††
# Fuji Kyuko Co., Ltd.	5,000	$18,151
Fuji Oil Co., Ltd.	2,000	18,453
# Fuji Soft, Inc.	2,700	52,267
Fujibo Holdings, Inc.	4,000	8,924
Fujicco Co., Ltd.	2,400	26,486
Fujikura Kasei Co., Ltd.	2,000	21,108
Fujita Corp.	2,100	4,986
# Fujita Kanko, Inc.	5,000	33,758
Fujitsu Frontech, Ltd.	2,000	17,745
# Fujitsu General, Ltd.	6,000	30,252
#* Fujiya Co., Ltd.	10,000	13,938
Fukuda Corp.	3,000	11,276
Fukushima Bank, Ltd.	14,000	12,223
# Fukuyama Transporting Co., Ltd.	7,000	25,957
Funai Electric Co., Ltd.	1,100	40,110
#* Furukawa Battery Co., Ltd.	3,000	17,372
Furukawa Co., Ltd.	18,000	31,465
Furusato Industries, Ltd.	1,000	10,296
# Fuso Pharmaceutical Industries, Ltd.	5,000	16,644
Futaba Corp.	1,200	21,089
# Future Architect, Inc.	26	15,370
Fuyo General Lease Co., Ltd.	1,000	29,674
# Gakken Co., Ltd.	3,000	7,973
Gecoss Corp.	3,500	15,410
GEO Co., Ltd.	18	16,033
#* GMO Internet, Inc.	1,500	8,687
Godo Steel, Ltd.	6,000	24,422
# GS Yuasa Corp.	24,000	90,650
Gulliver International Co., Ltd.	220	7,120
# Gun-Ei Chemical Industry Co., Ltd.	7,000	14,416
Gunze, Ltd.	9,000	45,178
Hakuto Co., Ltd.	1,400	14,373
Hanwa Co., Ltd.	10,000	63,564
Happinet Corp.	900	13,475
Harashin Narus Holdings Co., Ltd.	1,200	12,949
Haruyama Trading Co., Ltd.	1,400	7,866
# Heiwado Co., Ltd.	2,500	41,935
Hibiya Engineering, Ltd.	3,000	23,745
Higashi-Nippon Bank, Ltd.	4,000	17,270
Hiroshima Electric Railway Co., Ltd	6,000	18,557
HIS Co., Ltd.	700	10,616
Hitachi Information Systems, Ltd.	1,100	23,854
Hitachi Kokusai Electric, Inc.	4,320	40,983
Hitachi Maxell, Ltd.	2,200	28,739
Hitachi Medical Corp.	2,000	15,561
# Hitachi Plant Technologies, Ltd.	6,000	22,791
Hitachi Software Engineering Co., Ltd.	2,300	56,536
Hitachi Systems & Services, Ltd.	1,000	18,983
Hitachi Transport System, Ltd.	3,000	37,351
#* Hitachi Zosen Corp.	34,500	44,879
# Hodogaya Chemical Co., Ltd.	4,000	10,439
Hogy Medical Co., Ltd.	1,100	56,604
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	18,522
Hokkaido Gas Co., Ltd.	4,000	9,561
Hokkan Holdings, Ltd.	6,000	18,249
# Hokuetsu Paper Mills, Ltd.	7,000	31,607
Hokuriku Electric Industry Co., Ltd.	4,000	7,063
Hokuto Corp.	1,000	21,778
# Hosiden Corp.	2,400	51,651

34

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Howa Machinery, Ltd.	5,000	$4,843
# Ichikoh Industries, Ltd.	4,000	9,903
# Ichiyoshi Securities Co., Ltd.	2,000	20,315
Icom, Inc.	700	17,636
Iino Kaiun Kaisha, Ltd.	7,300	70,008
Imperial Hotel, Ltd.	550	19,095
* Impress Holdings, Inc.	31	4,867
# Inaba Denki Sangyo Co., Ltd.	1,000	31,308
Inaba Seisakusho Co., Ltd.	1,200	14,418
Inabata and Co., Ltd.	4,000	23,426
# Inageya Co., Ltd.	2,000	17,110
* Ines Corp.	3,600	21,074
Inui Steamship Co., Ltd.	1,500	23,120
Invoice, Inc.	311	5,059
#* Iseki & Co., Ltd.	14,000	40,114
* Ishihara Sangyo Kaisha, Ltd.	24,000	36,693
#* IT Holdings Corp.	3,380	66,048
Itochu Enex Co., Ltd.	4,000	27,624
Itochu-Shokuhin Co., Ltd.	900	30,214
# Itoham Foods, Inc.	5,000	25,289
Itoki Corp.	3,000	16,694
Iwasaki Electric Co., Ltd.	4,000	11,152
# Iwatani International Corp.	11,000	35,303
Iwatsu Electric Co., Ltd.	3,000	3,135
Izumiya Co., Ltd.	7,000	46,335
#* J Bridge Corp.	1,000	484
# Jamco Corp.	2,000	15,562
# Janome Sewing Machine Co., Ltd.	14,000	12,619
Japan Aviation Electronics Industry, Ltd.	2,000	17,617
Japan Business Computer Co., Ltd.	2,000	14,478
# Japan Cash Machine Co., Ltd.	1,700	14,261
Japan Digital Laboratory Co., Ltd.	2,300	31,796
Japan Medical Dynamic Marketing, Inc.	770	2,156
Japan Pulp & Paper Co., Ltd.	5,000	17,887
Japan Radio Co., Ltd.	7,000	24,207
# Japan Transcity Corp.	3,000	11,784
Japan Vilene Co., Ltd.	3,000	14,180
# Jeol, Ltd.	5,000	20,782
# JFE Shoji Holdings, Inc.	8,000	63,133
J-Oil Mills, Inc.	6,000	20,273
# Joint Corp.	1,500	11,538
# Joshin Denki Co., Ltd.	2,000	16,702
JSP Corp.	1,900	17,222
# Juki Corp.	7,000	24,152
# Kadokawa Holdings, Inc.	700	17,268
Kaga Electronics Co., Ltd.	900	12,131
# Kakaku.com, Inc.	7	39,952
Kaken Pharmaceutical Co., Ltd.	7,000	54,386
# Kamagai Gumi Co., Ltd.	8,000	9,035
Kameda Seika Co., Ltd.	2,000	27,250
Kamei Corp.	2,000	9,251
Kanaden Corp.	3,000	16,492
Kanagawa Chuo Kotsu Co., Ltd.	4,000	19,049
Kanamoto Co., Ltd.	2,000	12,078
* Kanematsu Corp.	11,025	15,906
#* Kanematsu-NNK Corp.	3,000	3,217
Kanto Auto Works, Ltd.	2,900	39,609
# Kanto Denka Kogyo Co., Ltd.	4,000	21,220

	Shares	Value††
Kanto Natural Gas Development Co., Ltd.	4,000	$29,306
Kato Sangyo Co., Ltd.	2,000	23,306
# Kato Works Co., Ltd.	4,000	18,106
* Kawada Industries, Inc.	2,000	3,282
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	8,022
Kayaba Industry Co., Ltd.	16,000	74,111
Keihin Corp.	1,200	21,368
# Keiyo Co., Ltd.	2,000	10,702
Kenedix, Inc.	15	22,188
Kentucky Fried Chicken Japan, Ltd.	1,000	18,224
# Kenwood Corp.	10,000	11,020
# Key Coffee, Inc.	1,400	24,497
Kibun Food Chemifa Co., Ltd.	1,000	10,337
* Kinki Nippon Tourist Co., Ltd.	6,000	11,272
Kintetsu World Express, Inc.	1,200	33,376
Kioritz Corp.	5,000	15,425
Kirayaka Holdings, Inc.	10,000	18,024
Kisoji Co., Ltd.	1,200	24,640
# Kissei Pharmaceutical Co., Ltd.	1,000	22,429
# Kitagawa Iron Works Co., Ltd.	7,000	15,216
Kitz Corp.	4,000	22,465
Kiyo Holdings, Inc.	27,000	45,605
Koa Corp.	1,500	12,274
Koatsu Gas Kogyo Co., Ltd.	4,000	23,721
Kobayashi Pharmaceutical Co., Ltd.	1,300	40,200
# Koei Co., Ltd.	1,200	17,535
Kohnan Shoji Co., Ltd.	2,000	30,301
Koike Sanso Kogyo Co., Ltd.	4,000	21,382
# Kojima Co., Ltd.	2,300	12,094
Kokuyo Co., Ltd.	5,900	54,816
Komatsu Seiren Co., Ltd.	4,000	16,472
# Komeri Co., Ltd.	800	21,689
Konaka Co., Ltd.	1,760	9,706
Konishi Co., Ltd.	2,000	17,955
# Kosei Securities Co., Ltd.	4,000	4,671
Kurabo Industries, Ltd.	13,000	28,387
Kureha Corp.	12,000	70,299
Kurimoto, Ltd.	11,000	16,162
Kuroda Electric Co., Ltd.	1,200	18,252
K's Holdings Corp.	1,900	34,081
Kyoden Co., Ltd.	3,000	4,750
Kyodo Printing Co., Ltd.	9,000	25,872
Kyodo Shiryo Co., Ltd.	5,000	7,977
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	15,826
Kyokuyo Co., Ltd.	9,000	17,161
Kyosan Electric Manufacturing Co., Ltd.	5,000	19,060
Kyowa Exeo Corp.	4,000	39,430
* Laox Co., Ltd.	6,000	3,360
Life Corp.	2,000	28,481
Lion Corp.	9,000	39,983
Macnica, Inc.	800	11,067
# Maeda Corp.	6,000	23,101
Maeda Road Construction Co., Ltd.	10,000	71,225
# Maezawa Kaisei Industries Co., Ltd.	1,200	13,147
# Maezawa Kyuso Industries Co., Ltd.	1,200	22,195
Makino Milling Machine Co., Ltd.	4,000	29,009
Mandom Corp.	800	20,876
Mars Engineering Corp.	700	11,840

35

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Marubun Corp.	1,900	$12,081
Marudai Food Co., Ltd.	5,000	10,762
# Maruha Nichiro Holdings, Inc.	22,525	36,967
Marukyu Co., Ltd.	2,000	16,868
# Marusan Securities Co., Ltd.	6,000	46,684
Maruwa Co., Ltd.	700	9,191
# Maruyama Manufacturing Co., Inc.	3,000	6,942
#* Maruzen Co., Ltd.	4,000	4,330
Maruzen Showa Unyu Co., Ltd.	6,000	19,735
# Matsuda Sangyo Co., Ltd.	1,114	25,112
#* Matsuo Bridge Co., Ltd.	3,000	3,562
# Matsuya Co., Ltd.	2,000	44,658
# Matsuya Foods Co., Ltd.	1,000	12,169
Max Co., Ltd.	2,000	25,521
Maxvalu Tokai Co., Ltd.	1,000	15,474
# Megachips Corp.	1,900	23,943
Meidensha Corp.	14,000	43,574
# Meitec Corp.	800	23,672
Meito Sangyo Co., Ltd.	2,000	43,321
# Meiwa Estate Co., Ltd.	1,700	12,856
#* Meiwa Trading Co., Ltd.	3,000	7,917
# Melco Holdings, Inc.	1,400	30,636
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	32,276
Mimasu Semiconductor Industry Co., Ltd.	1,219	25,104
Ministop Co., Ltd.	1,500	29,308
Miraca Holdings, Inc.	1,500	37,000
#* Misawa Homes Co., Inc.	2,000	12,634
Misawa Resort Co., Ltd.	4,000	12,808
MISUMI Group, Inc.	2,500	47,984
Mitani Corp.	1,200	10,045
# Mitsubishi Cable Industries, Ltd.	14,000	17,678
Mitsubishi Paper Mills, Ltd.	13,000	32,673
# Mitsubishi Steel Manufacturing Co., Ltd.	5,000	21,792
Mitsuboshi Belting, Ltd.	8,000	41,263
Mitsui High-Tec, Inc.	3,300	27,128
Mitsui Home Co., Ltd.	4,000	22,104
Mitsui Mining Co., Ltd.	12,500	38,777
# Mitsui-Soko Co., Ltd.	10,000	51,067
Mitsuuroko Co., Ltd.	3,000	19,291
Miura Co., Ltd.	2,000	49,551
Mizuno Corp.	9,000	54,310
Mochida Pharmaceutical Co., Ltd.	4,000	43,652
# Modec, Inc.	800	29,838
# Morinaga & Co., Ltd.	16,000	31,413
Morinaga Milk Industry Co., Ltd.	6,000	17,983
Morita Corp.	4,000	16,438
# MOS Food Services, Inc.	2,000	25,437
Nachi-Fujikoshi Corp.	13,000	56,989
# Nagatanien Co., Ltd.	2,000	15,402
# Nakamuraya Co., Ltd.	3,000	13,203
Nakayama Steel Works, Ltd.	5,000	15,029
NEC Fielding, Ltd.	1,200	14,746
NEC Mobiling, Ltd.	1,100	18,757
#* NEC Tokin Corp.	7,000	24,197
Net One Systems Co., Ltd.	31	33,831
* Netmarks, Inc.	7	2,869
New Japan Radio Co., Ltd.	3,000	10,996
Nichia Steel Works, Ltd.	4,000	15,014
#* Nichias Corp.	4,000	14,798

	Shares	Value††
Nichicon Corp.	1,900	$16,365
# Nichii Gakkan Co.	800	10,812
# Nichimo Co., Ltd.	5,000	9,400
Nichirei Corp.	14,000	64,869
Nichireki Co., Ltd.	2,000	5,788
Nidec Copal Corp.	1,800	24,973
Nidec Sankyo Corp.	3,000	21,824
# Nidec Tosok Corp.	1,600	13,649
Nifco, Inc.	2,000	47,027
Nihon Dempa Kogyo Co., Ltd.	600	15,851
# Nihon Eslead Corp.	1,000	10,169
Nihon Kohden Corp.	2,000	37,687
# Nihon Nohyaku Co., Ltd.	5,000	53,545
Nihon Parkerizing Co., Ltd.	2,000	30,990
# Nihon Unisys, Ltd.	1,500	22,979
Nikkiso Co., Ltd.	4,000	32,294
Nippo Corp.	4,000	21,924
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,811
# Nippon Carbon Co., Ltd.	5,000	25,464
# Nippon Ceramic Co., Ltd.	1,000	11,781
Nippon Chemical Industrial Co., Ltd.	2,000	6,490
Nippon Chemi-Con Corp.	5,000	22,870
# Nippon Chemiphar Co., Ltd.	3,000	14,461
Nippon Concrete Industries Co., Ltd.	3,000	4,952
Nippon Denko Co., Ltd.	6,000	72,275
Nippon Densetsu Kogyo Co., Ltd.	2,000	17,382
Nippon Denwa Shisetu Co., Ltd.	5,000	14,407
Nippon Filcon Co., Ltd.	2,000	11,317
Nippon Flour Mills Co., Ltd.	11,000	46,880
# Nippon Gas Co., Ltd.	2,000	20,613
# Nippon Kasei Chemical Co., Ltd.	5,000	10,161
# Nippon Kayaku Co., Ltd.	5,000	33,354
Nippon Kinzoku Co., Ltd.	3,000	7,288
Nippon Koei Co., Ltd., Tokyo	5,000	13,613
Nippon Konpo Unyu Soko Co., Ltd.	2,000	25,721
# Nippon Koshuha Steel Co., Ltd.	10,000	17,554
Nippon Light Metal Co., Ltd.	31,000	53,522
# Nippon Metal Industry Co., Ltd.	8,000	27,505
# Nippon Paint Co., Ltd.	8,000	34,081
Nippon Paper Group, Inc.	1	2,396
Nippon Pillar Packing Co., Ltd.	2,000	10,630
# Nippon Piston Ring Co., Ltd.	7,000	12,421
Nippon Seiki Co., Ltd.	1,000	17,694
# Nippon Sharyo, Ltd.	8,000	20,881
Nippon Shinyaku Co., Ltd.	3,000	38,200
Nippon Signal Co., Ltd.	3,000	18,536
Nippon Soda Co., Ltd.	8,000	27,872
Nippon Suisan Kaisha, Ltd.	10,500	48,915
Nippon Thompson Co., Ltd.	3,000	22,132
Nippon Valqua Industries, Ltd.	6,000	18,445
# Nippon Yakin Kogyo Co., Ltd.	4,000	28,792
Nipro Corp.	1,000	17,524
* NIS Group Co., Ltd.	2,639	5,344
# Nishimatsu Construction Co., Ltd.	11,000	30,464
Nishi-Nippon Railroad Co., Ltd.	6,000	20,987
Nissan Shatai Co., Ltd.	3,000	21,616
# Nissei Corp.	1,000	10,333
# Nissen Holdings Co., Ltd.	1,600	8,495
Nissha Printing Co., Ltd.	1,000	51,636
Nisshin Fudosan Co., Ltd.	1,400	8,407

36

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
# Nittan Valve Co., Ltd.	2,000	$10,347
Nittetsu Mining Co., Ltd.	3,000	15,204
Nitto Boseki Co., Ltd.	18,000	33,800
# Nitto Electric Works, Ltd.	3,000	30,551
# Nitto Seiko Co., Ltd.	3,000	14,473
* Niws Co. HQ, Ltd.	20	18
NOF Corp.	7,000	31,555
Nohmi Bosai, Ltd.	3,000	20,463
Nomura Co., Ltd.	4,000	14,759
Noritake Co., Ltd.	8,000	32,789
Noritsu Koki Co., Ltd.	1,200	16,395
# Noritz Corp.	2,600	31,854
NSD Co., Ltd.	2,400	30,870
* Oak Capital Corp.	9,900	1,784
# Oenon Holdings, Inc.	5,000	10,671
Oiles Corp.	1,440	30,743
# Okabe Co., Ltd.	4,000	19,683
Okamoto Industries, Inc.	9,000	34,068
Okamura Corp.	3,000	23,493
# Okasan Holdings, Inc.	10,000	60,377
Okinawa Electric Power Co., Ltd.	877	40,936
OKK Corp.	5,000	10,391
# Okumura Corp.	4,000	17,365
Okura Industrial Co., Ltd.	4,000	11,195
Okuwa Co., Ltd.	3,000	43,049
Olympic Corp.	1,800	10,042
OMC Card, Inc.	486	1,846
Ono Sokki Co., Ltd.	3,000	16,659
Onoken Co., Ltd.	2,000	33,967
# Organo Corp.	4,000	41,395
Origin Electric Co., Ltd.	3,000	19,146
Osaka Steel Co., Ltd.	2,100	31,005
# Osaki Electric Co., Ltd.	3,000	20,717
# OSG Corp.	2,000	25,846
Pacific Industrial Co., Ltd.	4,000	16,057
# Paramount Bed Co., Ltd.	1,700	23,135
Parco Co., Ltd.	2,000	26,704
# Paris Miki, Inc.	1,000	10,358
#* Pasco Corp.	1,000	2,144
* Penta-Ocean Construction Co., Ltd.	18,000	31,428
# Pigeon Corp.	1,300	23,527
Piolax, Inc.	1,000	20,485
Press Kogyo Co., Ltd.	9,000	46,646
* Prima Meat Packers, Ltd.	5,000	5,598
# Q.P. Corp.	2,300	21,349
# Raito Kogyo Co., Ltd.	2,400	5,646
# Rasa Industries, Ltd.	3,000	6,062
#* Renown, Inc.	3,000	9,815
Resorttrust, Inc.	1,008	14,676
Rheon Automatic Machinery Co., Ltd.	2,000	6,639
# Rhythm Watch Co., Ltd.	10,000	11,670
Ricoh Elemex Corp.	2,000	18,200
# Ricoh Leasing Co., Ltd.	1,000	24,104
# Right On Co., Ltd.	1,125	13,444
Riken Corp.	7,000	35,452
Riken Technos Corp.	5,000	12,050
# Riken Vitamin Co., Ltd.	2,000	60,491
# Ringer Hut Co., Ltd.	1,800	23,037
RISA Partners, Inc.	19	42,574
Rock Field Co., Ltd.	300	4,204

	Shares	Value††
Rohto Pharmaceutical Co., Ltd.	4,000	$47,890
Roland Corp.	2,000	41,617
# Roland DG Corp.	900	27,674
Round One Corp.	12	14,688
# Royal Co., Ltd.	2,000	21,521
Ryobi, Ltd.	11,000	41,024
Ryoden Trading Co., Ltd.	3,000	21,481
Ryosan Co., Ltd.	1,500	34,303
# Ryoshoku, Ltd.	1,100	20,100
Ryoyo Electro Corp.	2,000	19,753
S Foods, Inc.	2,000	14,396
# S.T. Chemical Co., Ltd.	2,000	24,740
Sagami Chain Co., Ltd.	2,000	21,628
* Sagami Co., Ltd.	3,000	3,357
Saibu Gas Co., Ltd.	12,000	27,893
# Saizeriya Co., Ltd.	1,700	15,301
Sakata INX Corp.	3,000	12,052
# Sakata Seed Corp.	2,000	30,216
Sala Corp.	4,000	18,092
San-Ai Oil Co., Ltd.	4,000	17,092
Sanden Corp.	7,000	34,382
Sanei-International Co., Ltd.	500	9,376
Sankei Building Co., Ltd.	2,000	15,900
Sanken Electric Co., Ltd.	3,000	18,634
# Sanki Engineering Co., Ltd.	5,000	37,406
# Sankyo Seiko Co., Ltd.	4,000	11,082
# Sankyo-Tateyama Holdings, Inc.	16,000	20,801
Sanoh Industrial Co., Ltd.	3,000	21,322
# Sanrio Co., Ltd.	2,100	22,210
Sanshin Electronics Co., Ltd.	2,000	22,213
* Sansui Electric Co., Ltd.	28,000	2,125
Sanwa Holdings Corp.	5,000	19,916
Sanyo Chemical Industries, Ltd.	7,000	41,508
Sanyo Denki Co., Ltd.	4,000	18,583
# Sanyo Shokai, Ltd.	4,000	24,766
# Sanyo Special Steel Co., Ltd.	6,000	40,166
# Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	24,866
Sato Corp.	2,100	26,800
Sato Shoji Corp.	2,000	17,509
Satori Electric Co., Ltd.	1,000	8,131
Saxa Holdings, Inc.	4,000	6,979
Secom Joshinetsu Co., Ltd.	900	20,951
# Secom Techno Service Co., Ltd.	500	13,012
Seika Corp.	8,000	19,513
Seikagaku Corp.	1,700	17,423
# Seiko Holdings Corp.	3,307	17,807
Seiren Co., Ltd.	2,000	14,367
Sekisui Jushi Co., Ltd.	4,000	33,111
Sekisui Plastics Co., Ltd.	7,000	21,052
# Senko Co., Ltd.	6,000	22,093
# Senshu Electric Co., Ltd.	1,000	19,078
Senshukai Co., Ltd.	3,000	22,457
# Shibaura Mechatronics Corp.	4,000	24,331
# Shibusawa Warehouse Co., Ltd.	6,000	35,071
Shibuya Kogyo Co., Ltd.	2,100	16,686
Shikibo, Ltd.	9,000	14,617
Shikoku Bank, Ltd.	10,000	45,831
Shikoku Chemicals Corp.	3,000	14,234
Shikoku Coca-Cola Bottling Co., Ltd.	1,500	16,986
Shimachu Co., Ltd.	800	20,644

37

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Shimizu Bank, Ltd.	400	$17,498
Shinagawa Refractories Co., Ltd.	5,000	13,944
Shindengen Electric Manufacturing Co., Ltd.	3,000	10,017
# Shin-Etsu Polymer Co., Ltd.	5,000	30,127
Shinkawa, Ltd.	1,000	14,223
* Shinki Co., Ltd.	3,000	3,699
# Shinko Electric Co., Ltd.	6,000	18,954
Shinko Plantech Co., Ltd.	3,000	50,768
Shinko Shoji Co., Ltd.	2,000	20,612
Shin-Kobe Electric Machinery Co., Ltd.	4,000	35,363
Shinmaywa Industries, Ltd.	5,000	19,935
# Shinnihon Corp.	4,000	8,164
Shiroki Co., Ltd.	7,000	19,856
Shizuoka Gas Co., Ltd.	3,000	15,657
Sho-Bond Corp	2,000	24,663
Shobunsha Publications, Inc.	1,300	9,151
# Shochiku Co., Ltd.	4,000	25,352
Showa Corp.	1,400	11,014
# Showa Sangyo Co., Ltd.	10,000	27,121
Siix Corp.	2,400	19,114
Sinanen Co., Ltd.	3,000	11,464
SKY Perfect JSAT Corp.	36	16,976
SMK Corp.	5,000	26,545
# Snow Brand Milk Products Co., Ltd.	6,500	19,112
# Sorun Corp.	2,000	13,512
SRA Holdings	1,000	15,300
# SSP Co., Ltd.	8,000	40,826
Star Micronics Co., Ltd.	2,000	38,447
Starzen Corp.	4,000	8,465
# Stella Chemifa Corp.	900	19,259
* Sumco Corp.	960	24,619
Sumida Corp.	1,100	16,377
Suminoe Textile Co., Ltd.	5,000	10,251
Sumisho Computer Systems Corp.	1,100	20,256
#* Sumitomo Coal Mining Co., Ltd.	11,500	13,539
Sumitomo Forestry Co., Ltd.	9,000	73,605
# Sumitomo Light Metal Industries, Ltd.	11,000	14,715
#* Sumitomo Mitsui Construction Co., Ltd.	9,660	10,443
Sumitomo Osaka Cement Co., Ltd.	18,000	41,294
Sumitomo Pipe & Tube Co., Ltd.	3,000	25,007
Sumitomo Precision Products Co., Ltd.	2,000	7,139
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,415
Sumitomo Warehouse Co., Ltd.	11,000	55,546
* Sun Wave Corp.	2,000	2,960
SUNX, Ltd.	2,700	14,259
# Suruga Corp.	900	2,810
SWCC Showa Holdings Co., Ltd.	12,000	17,525
* SxL Corp.	3,000	1,937
# T.Hasegawa Co., Ltd.	1,600	23,727
Tachi-S Co., Ltd.	2,100	21,513
Taihei Dengyo Kaisha, Ltd.	3,000	25,708
Taiho Kogyo Co., Ltd.	1,900	27,532
Taikisha, Ltd.	2,000	29,455
Taisei Rotec Corp.	3,000	4,612
Taiyo Yuden Co., Ltd.	3,000	36,838
Takagi Securities Co., Ltd.	5,000	11,819

	Shares	Value††
Takamatsu Corp.	1,600	$20,682
# Takaoka Electric Manufacturing Co., Ltd.	4,000	5,164
Takara Holdings, Inc.	5,000	34,548
# Takara Standard Co., Ltd.	5,000	27,655
Takasago International Corp.	3,000	18,931
Takasago Thermal Engineering Co., Ltd.	6,000	53,971
#* Takashima & Co., Ltd.	4,000	5,740
# Takiron Co., Ltd.	3,000	8,059
# Takuma Co., Ltd.	6,000	18,921
Tamura Corp.	4,000	15,710
Tasaki Shinju Co., Ltd.	2,000	6,157
TCM Corp.	5,000	12,057
#* Teac Corp.	5,000	4,699
Techno Associe Co., Ltd.	1,800	19,377
# Tecmo, Ltd.	2,000	21,892
Teikoku Tsushin Kogyo Co., Ltd.	4,000	13,094
* Tekken Corp.	11,000	13,077
Tenma Corp.	2,000	26,095
The Aichi Bank, Ltd.	300	25,593
The Akita Bank, Ltd.	7,000	32,284
The Aomori Bank, Ltd.	6,000	25,107
The Awa Bank, Ltd.	10,000	61,961
# The Bank of Ikeda, Ltd.	700	21,257
The Bank of Iwate, Ltd.	700	44,837
The Bank of Nagoya, Ltd.	8,000	54,219
The Bank of Okinawa, Ltd.	1,100	41,754
The Bank of Saga, Ltd.	6,000	22,717
* The Chiba Kogyo Bank, Ltd.	800	11,647
The Chukyo Bank, Ltd.	7,000	20,789
The Daisan Bank, Ltd.	7,000	25,038
The Daito Bank, Ltd.	10,000	9,111
The Ehime Bank, Ltd.	6,000	21,065
The Eighteenth Bank, Ltd.	6,000	22,717
The Fukui Bank, Ltd.	6,000	18,789
The Hokkoku Bank, Ltd.	4,000	16,664
The Hokuetsu Bank, Ltd.	7,000	17,271
The Hyakugo Bank, Ltd.	11,000	72,762
# The Japan General Estate Co., Ltd.	1,900	16,452
The Japan Wool Textile Co., Ltd.	6,000	54,327
The Kagawa Bank, Ltd.	3,000	18,875
The Kagoshima Bank, Ltd.	9,000	76,869
The Kanto Tsukuba Bank, Ltd.	1,700	9,813
The Kita-Nippon Bank, Ltd.	400	14,271
* The Maruetsu, Inc.	5,000	37,837
The Michinoku Bank, Ltd.	5,000	15,846
The Minato Bank, Ltd.	21,000	42,057
The Miyazaki Bank, Ltd.	6,000	26,702
The Nagano Bank, Ltd.	6,000	16,173
The Nanto Bank, Ltd.	10,000	63,607
The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	17,110
The Nisshin Oillio Group, Ltd.	10,000	46,440
# The Oita Bank, Ltd.	5,000	33,929
The San-in Godo Bank, Ltd.	8,000	74,478
The Yasuda Warehouse Co., Ltd.	2,000	16,698
TKC Corp.	1,200	24,934
* Toa Corp.	12,000	12,987
Toa Doro Kogyo Co., Ltd.	3,000	6,012
# Toabo Corp.	6,000	5,519

38

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Toagosei Co., Ltd.	20,000	$76,301
#* Tobishima Corp.	12,000	3,987
# TOC Co., Ltd.	5,000	30,468
# Tocalo Co., Ltd.	1,000	18,772
Tochigi Bank, Ltd.	7,000	46,572
Toda Corp.	2,000	8,429
Toei Co., Ltd.	9,000	53,201
Toenec Corp.	3,000	15,924
Tohcello Co., Ltd.	2,000	10,910
Toho Bank, Ltd.	6,000	26,705
Toho Real Estate Co., Ltd.	4,000	25,985
Toho Zinc Co., Ltd.	4,000	21,489
Tohoku Bank, Ltd.	8,000	13,210
Tokai Corp.	5,000	22,772
Tokai Tokyo Securities Co., Ltd.	7,000	31,242
* Toko, Inc.	8,000	16,032
Tokushima Bank, Ltd.	7,000	40,177
Tokushu Tokai Holdings Co., Ltd.	5,189	10,643
Tokyo Dome Corp.	5,000	22,823
Tokyo Energy & Systems, Inc.	2,000	10,926
# Tokyo Kikai Seisakusho, Ltd.	6,000	13,204
# Tokyo Leasing Co., Ltd.	2,200	21,733
Tokyo Ohka Kogyo Co., Ltd.	1,200	23,310
Tokyo Rakutenchi Co., Ltd.	5,000	18,878
Tokyo Rope Manufacturing Co., Ltd.	4,000	8,996
# Tokyo Seimitsu Co., Ltd.	1,000	18,709
Tokyo Style Co., Ltd.	4,000	39,528
Tokyo Tekko Co., Ltd.	3,000	11,345
Tokyo Theatres Co., Inc.	6,000	11,499
Tokyo Tomin Bank, Ltd.	1,000	21,173
Tokyotokeiba Co., Ltd.	7,000	13,605
Tokyu Community Corp.	1,000	24,706
# Tokyu Construction Co., Ltd.	5,880	21,081
# Tokyu Livable, Inc.	1,800	17,339
Tokyu Recreation Co., Ltd.	3,000	17,738
Tokyu Store Chain Corp.	4,000	21,269
Toli Corp.	6,000	11,208
Tomato Bank, Ltd.	9,000	19,727
# Tomen Electronics Corp.	800	8,944
# Tomy Co., Ltd.	1,317	8,977
Tonami Transportation Co., Ltd.	3,000	6,779
#* Tonichi Carlife Group, Inc.	3,000	3,389
Toppan Forms Co., Ltd.	1,800	20,560
Topy Industries, Ltd.	16,000	49,812
# Torishima Pump Manufacturing Co., Ltd.	2,000	35,081
Toshiba Machine Co., Ltd.	5,000	37,742
Toshiba Plant Kensetsu Co., Ltd.	4,000	39,359
Tosho Printing Co., Ltd.	5,000	12,608
Totetsu Kogyo Co., Ltd.	3,000	18,972
* Totoku Electric Co., Ltd.	3,000	3,873
# Tottori Bank, Ltd.	6,000	15,938
# Touei Housing Corp.	900	6,000
#* Towa Bank, Ltd.	10,000	10,250
# Towa Pharmaceutical Co., Ltd.	900	35,777
Towa Real Estate Development Co., Ltd.	6,000	6,552
#* Toyo Construction Co., Ltd.	18,000	12,811
# Toyo Corp.	3,000	42,953
# Toyo Electric Co., Ltd.	5,000	15,539

	Shares	Value††
Toyo Engineering Corp.	11,000	$64,226
Toyo Ink Manufacturing Co., Ltd.	15,000	57,517
Toyo Kanetsu K.K.	12,000	25,167
Toyo Kohan Co., Ltd.	3,000	15,094
# Toyo Radiator Co., Ltd.	5,000	23,918
Toyo Securities Co., Ltd.	5,000	20,604
# Toyo Tire & Rubber Co., Ltd.	8,000	31,585
# Trans Cosmos, Inc.	1,100	11,155
# Trusco Nakayama Corp.	2,300	35,745
Tsubakimoto Chain Co.	9,000	60,667
Tsukishima Kikai Co., Ltd.	3,000	24,568
Tsumura & Co.	2,000	49,338
Tsurumi Manufacturing Co., Ltd.	2,000	14,979
Tsutsumi Jewelry Co., Ltd.	2,000	40,718
U. Store Co., Ltd.	2,800	24,172
# Ube Material Industries, Ltd.	6,000	12,862
Uchida Yoko Co., Ltd.	4,000	16,771
Uniden Corp.	2,000	11,601
Unimat Offisco Corp.	1,700	16,769
Unitika, Ltd.	33,000	36,637
U-Shin, Ltd.	2,000	14,542
Valor Co., Ltd.	2,000	21,560
* Venture Link Co., Ltd.	8,600	7,175
* Victor Co. of Japan, Ltd.	5,000	10,457
Vital-Net, Inc.	2,800	18,879
* Wakachiku Construction Co., Ltd.	4,000	3,150
Warabeya Nichiyo Co., Ltd.	1,200	15,187
# Watami Food Service Co., Ltd.	1,400	22,464
Wood One Co., Ltd.	3,000	17,463
Xebio Co., Ltd.	1,500	36,932
Yamagata Bank, Ltd.	11,000	65,968
Yamaichi Electronics Co., Ltd.	1,600	5,740
Yamamura Glass Co., Ltd.	8,000	16,711
Yamanashi Chuo Bank, Ltd.	11,000	66,295
Yamazen Co., Ltd.	3,000	13,746
Yaoko Co., Ltd.	900	27,132
Yellow Hat, Ltd., Tokyo	1,800	8,533
Yodogawa Steel Works, Ltd.	9,000	49,343
Yokohama Reito Co., Ltd.	3,000	21,629
# Yokowo Co., Ltd.	1,700	11,036
# Yomeishu Seizo Co., Ltd.	2,000	19,412
# Yomiuri Land Co., Ltd.	3,000	10,270
Yondenko Corp.	2,100	12,030
Yonekyu Corp.	2,000	25,038
# Yorozu Corp.	1,900	27,606
Yoshimoto Kogyo Co., Ltd.	2,000	26,762
# Yoshinoya Holdings Co., Ltd.	23	31,188
Yuraku Real Estate Co., Ltd.	3,000	13,676
Yurtec Corp.	4,000	24,233
# Yushiro Chemical Industry Co., Ltd.	1,000	18,151
# Zenrin Co., Ltd.	1,800	35,195
# Zensho Co., Ltd.	2,100	14,583
Zeria Pharmaceutical Co., Ltd.	2,000	21,436
# Zuken, Inc.	2,000	19,460
TOTAL — JAPAN		17,421,694
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Promet Berhad	23,000	—

39

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
Aalberts Industries NV	3,132	$68,753
# Accell Group NV	795	31,950
* AFC Ajax NV	864	9,962
# Arcadis NV	2,418	58,017
# ASM International NV	1,761	44,805
#* BE Semiconductor Industries NV	1,100	5,684
# Beter Bed Holding NV	1,357	28,087
Brunel International NV	1,355	34,886
# Corporate Express NV	3,485	45,918
* Crucell NV	1,761	33,627
# Draka Holding NV	762	29,444
Eriks Group NV	272	19,110
Exact Holding NV	619	21,946
Gamma Holding NV	304	20,724
Grontmij NV	824	38,055
# Heijmans NV	819	25,231
Imtech NV	3,855	108,175
Innoconcepts NV	1,027	18,062
Jetix Europe NV	783	21,881
Kas Bank NV	488	22,248
Kendrion NV	133	3,584
Koninklijke Bam Groep NV	3,544	82,789
Koninklijke Ten Cate NV	1,361	48,853
Koninklijke Vopak NV	1,141	83,125
* Laurus NV	4,820	32,073
Macintosh Retail Group NV	879	23,145
Nutreco Holding NV	1,308	95,015
# Oce NV	3,355	47,263
OPG Groep NV	1,812	44,294
Ordina NV	772	13,367
#* Pharming Group NV	3,806	4,201
Randstad Holdings NV	2,361	102,926
* RSDB NV	354	20,906
* Samas NV	3,291	17,567
Sligro Food Group NV	924	40,627
Smit Internationale NV	564	63,144
* Tele Atlas NV	2,700	125,990
# Telegraaf Media Groep NV	1,554	54,295
TKH Group NV	2,708	72,457
Unit 4 Agresso NV	982	26,602
# USG People NV	1,630	37,240
#* Van der Moolen Holding NV	995	5,058
TOTAL COMMON STOCKS		1,731,086
RIGHTS/WARRANTS — (0.0%)
* Accell Group NV Coupons	795	—
* Eriks Group NV Coupons	272	—
* Smit Internationale NV Coupons	564	—
TOTAL RIGHTS/WARRANTS		—
TOTAL — NETHERLANDS		1,731,086
NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
Air New Zealand, Ltd.	23,770	21,627
Briscoe Group, Ltd.	15,371	13,846
Cavalier Corp., Ltd.	8,600	17,551
Fisher & Paykel Appliances Holdings, Ltd.	22,140	40,445

	Shares	Value††
Fisher & Paykel Healthcare Corp.	17,357	$32,635
Freightways, Ltd.	7,082	18,030
Hallenstein Glassons Holdings, Ltd.	5,327	13,780
Infratil, Ltd. (6459286)	13,698	23,945
Infratil, Ltd. (B24CYZ8)	2,739	2,473
Mainfreight, Ltd.	3,992	22,468
New Zealand Refining Co., Ltd.	11,600	75,965
Nuplex Industries, Ltd.	4,806	21,673
Port of Tauranga, Ltd.	7,100	36,950
Pumpkin Patch, Ltd.	7,400	9,561
Pyne Gould Guinness, Ltd.	13,881	25,106
Ryman Healthcare, Ltd.	31,115	44,410
Sanford, Ltd.	6,562	24,174
Sky City Entertainment Group, Ltd.	19,664	57,760
Steel & Tube Holdings, Ltd.	5,579	13,377
Tower, Ltd.	13,350	23,119
TOTAL COMMON STOCKS		538,895
RIGHTS/WARRANTS — (0.0%)
* Infratil, Ltd. Rights 06/29/12	1,369	311
TOTAL — NEW ZEALAND		539,206
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
# Acta Holding ASA	5,000	13,452
* Aker Yards ASA	4,385	50,304
#* Awilco Offshore ASA	4,000	55,938
#* Blom ASA	4,000	39,564
# Bonheur ASA	400	20,057
# Cermaq ASA	1,600	20,530
#* Det Norske Oljeselskap ASA	56,000	109,260
# DOF ASA	2,500	28,826
EDB Business Partner ASA	2,200	15,517
Ekornes ASA	1,600	27,678
#* Eltek ASA	1,920	15,599
* Ementor ASA	2,000	15,278
Farstad Shipping ASA	800	22,069
Ganger Rolf ASA	1,960	87,036
Kongsberg Automotive ASA	2,200	11,619
Kongsberg Gruppen ASA	300	24,497
# Leroy Seafood Group ASA	1,200	25,273
Odfjell ASA Series A	1,000	15,569
Rieber and Son ASA Series A	3,600	31,407
#* Sevan Marine ASA	3,600	57,297
Solstad Offshore ASA	1,000	27,700
SpareBank 1 SMN	5,264	56,683
* TGS Nopec Geophysical Co. ASA	4,820	76,498
# Tomra Systems ASA	9,200	65,764
Veidekke ASA	4,900	39,390
Wilh. Wilhelmsen ASA	2,050	76,351
TOTAL — NORWAY		1,029,156
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
* Impresa Sociedade Gestora de Participacoes SA	6,108	15,411
Mota-Engil SGPS SA	2,642	22,459
# Portucel-Empresa Produtora de Pasta de Papel SA	20,700	72,722

40

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Sociedade de Investimento e Gestao SGPS SA	6,200	$84,749
Sonae Industria SGPS SA	2,500	14,579
#* Sonaecom SGPS SA	8,301	28,989
TOTAL — PORTUGAL		238,909
SINGAPORE — (1.6%)
COMMON STOCKS — (1.6%)
Allgreen Properties, Ltd.	34,000	24,566
* Asia Food and Properties, Ltd.	70,000	37,551
Bukit Sembawang Estates, Ltd	4,500	30,570
Cerebos Pacific, Ltd.	15,000	41,995
CH Offshore, Ltd.	17,400	8,335
#* Chartered Semiconductor Manufacturing, Ltd.	54,000	34,032
China Aviation Oil (Singapore) Corp.	34,473	41,335
Chuan Hup Holdings, Ltd.	87,000	24,219
Creative Technology Co., Ltd.	2,650	12,474
Delong Holdings, Ltd.	17,000	41,662
Ezra Holdings Pte, Ltd.	14,000	30,904
* Fu Yu Corp., Ltd.	78,750	6,930
GK Goh Holdings, Ltd.	17,000	12,519
Goodpack, Ltd.	14,000	17,594
# Hi-P International, Ltd.	23,000	8,754
Ho Bee Investment, Ltd.	14,000	9,610
Hong Leong Asia, Ltd.	18,000	31,570
Hotel Grand Central, Ltd.	29,203	21,266
Hotel Plaza, Ltd.	37,500	50,996
Hotel Properties, Ltd.	17,200	38,718
Hwa Hong Corp., Ltd.	85,000	41,390
Hyflux, Ltd.	11,000	27,145
Jaya Holdings, Ltd.	22,000	25,952
K1 Ventures, Ltd.	120,000	18,937
Keppel Telecommunications and Transportation, Ltd.	60,000	242,219
Kim Eng Holdings, Ltd.	16,200	24,124
Lafe Technology, Ltd.	39,200	3,323
Metro Holdings, Ltd.	41,000	25,676
Midas Holdings, Ltd.	21,000	14,919
MobileOne, Ltd.	14,000	20,059
Orchard Parade Holdings, Ltd.	11,239	9,734
* Osim International, Ltd.	16,000	4,083
# Parkway Holdings, Ltd.	16,000	33,506
Petra Foods, Ltd.	20,000	14,876
Raffles Education Corp., Ltd.	58,000	56,828
SBS Transit, Ltd.	23,000	35,625
Singapore Food Industries, Ltd.	35,000	20,598
Singapore Post, Ltd.	58,000	46,407
SMRT Corp., Ltd.	39,000	48,095
Tat Hong Holdings, Ltd.	17,000	28,662
Tuan Sing Holdings, Ltd.	44,000	9,004
Unisteel Technology, Ltd.	15,000	17,316
United Engineers, Ltd.	11,000	32,312
UOB-Kay Hian Holdings, Ltd.	30,000	42,721
# WBL Corp., Ltd.	22,000	87,366
Wheelock Properties, Ltd.	20,000	31,966
Wing Tai Holdings, Ltd.	19,000	25,389
TOTAL COMMON STOCKS		1,513,832

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
* Goodpack, Ltd. Rights 07/16/09	1,750	$591
* Osim International, Ltd. Rights 06/13/08	4,000	29
* Parkway Holdings, Ltd. Rights 06/09/08	7,466	3,619
TOTAL RIGHTS/WARRANTS		4,239
TOTAL — SINGAPORE		1,518,071
SPAIN — (1.8%)
COMMON STOCKS — (1.8%)
Abengoa SA	2,121	74,801
Adolfo Dominguez SA	425	11,525
# Amper SA	1,600	27,558
#* Avanzit SA	13,800	58,546
* Azkoyen SA	2,080	17,929
Banco de Andalucia SA	224	20,364
Banco de Credito Balear SA	573	15,666
# Banco Guipuzcoano SA	4,310	68,984
* Campofrio Alimentacion SA	1,527	24,377
Cementos Portland Valderrivas SA	849	80,184
Construcciones y Auxiliar de Ferrocarriles SA	169	78,239
* Corporacion Dermoestetica	1,600	12,949
Duro Felguera SA	1,768	18,047
Ebro Puleva SA	5,324	107,166
Electnor SA	711	34,672
* Ercros SA	30,270	13,186
# Faes Farma SA	6,858	84,871
* Faes Farma SA	666	8,251
Grupo Empresarial Ence SA	6,000	55,340
Iberpapel Gestion SA	936	22,999
# La Seda de Barcelona SA	39,580	80,053
Mecalux SA	742	21,939
Miquel y Costas & Miquel SA	555	10,060
* Natraceutical SA	15,014	18,224
#* NH Hoteles SA	3,495	54,198
* Obrascon Huarte Lain SA	1,613	65,882
Papeles y Cartones de Europa SA (5496132)	2,299	21,487
Pescanova SA	479	25,798
Prosegur Cia de Seguridad SA	2,200	96,885
# Service Point Solutions SA	5,069	17,827
#* Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	4,714	12,846
Sol Melia SA	3,261	42,604
# SOS Cuetara SA	2,659	58,545
Tubacex SA	5,465	62,155
Tubos Reunidos SA	8,287	53,883
Unipapel SA	733	16,179
* Urbas Guadahermosa SA	4,591	2,358
* Vertice Trescientos Sesenta Grados SA	651	1,345
Vidrala SA	640	21,475
Viscofan SA	2,730	64,348
#* Zeltia SA, Madrid	12,166	92,737
TOTAL — SPAIN		1,676,482

41

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Addtech AB Series B	2,500	$61,583
* Anoto Group AB	7,000	7,122
Axfood AB	1,800	60,380
# Axis Communications AB	2,100	36,452
B&B Tools AB	2,500	72,351
Ballingslov International AB	1,800	18,496
Bilia AB Series A	2,975	32,281
Billerud AB	2,100	18,822
Cantena AB	1,487	24,734
Cardo AB	1,700	46,354
* Carl Lamm AB	300	2,985
# Clas Ohlson AB Series B	900	14,008
Cloetta AB Series B	500	17,725
# D. Carnegie & Co. AB	5,750	82,504
Elekta AB Series B	5,600	100,679
Eniro AB	4,800	27,203
G & L Beijer AB Series B	800	23,557
Gunnebo AB	1,800	14,552
# Haldex AB	1,680	32,913
Hoganas AB Series B	1,300	27,481
* Hoganas AB Series B Redemption Shares	1,300	3,250
#* IBS AB Series B	5,000	9,800
Intrum Justitia AB	5,500	95,867
# JM AB	5,312	92,856
Lagercrantz Group AB Series B	2,500	14,258
* Micronic Laser Systems AB	1,600	7,738
Munters AB	2,250	25,544
New Wave Group AB Series B	2,000	14,379
# NIBE Industrier AB	1,900	15,237
Nobia AB	5,100	35,791
Nolato AB Series B	1,100	10,731
* Pa Resources AB	9,100	111,950
Peab AB Series B	3,200	28,826
Peab Industri AB	1,600	16,888
# Q-Med AB	1,500	11,140
#* Rottneros Bruk AB	11,700	3,825
* Scribona AB Series B	900	780
Skistar AB	1,500	23,755
SWECO AB Series B	1,500	14,954
#* Teleca AB Series B	8,000	12,407
Tietoenator Corp. AB	1,015	22,721
Trelleborg AB Series B	3,600	67,281
TOTAL — SWEDEN		1,362,160
SWITZERLAND — (2.9%)
COMMON STOCKS — (2.9%)
AFG Arbonia-Forster Holding AG	75	21,925
Allreal Holding AG	372	47,464
* Ascom Holding AG	1,474	14,924
Bachem Holdings AG	343	31,299
Bank Coop AG	531	39,970
Bank Sarasin & Cie Series B	2,000	98,492
Banque Cantonale de Geneve	85	21,201
Banque Cantonale Vaudoise	144	51,919
Banque Privee Edmond de Rothschild SA	2	74,094
* Basilea Pharmaceutica AG	201	32,140
Belimo Holdings AG	34	33,392
Bellevue Group AG	298	17,877
Berner Kantonalbank	264	63,301

	Shares	Value††
Bobst Group AG	800	$65,488
Bucher Industries AG	416	108,999
Charles Voegele Holding AG	750	67,254
Clariant AG	4,754	53,088
Conzzeta Holdings AG	27	67,386
Dufry Group	187	21,223
Emmi AG	111	14,961
Ems-Chemie Holding AG	300	43,141
Energiedienst Holding AG	100	61,412
Flughafen Zuerich AG	262	115,044
Forbo Holding AG	82	40,222
Galenica Holding AG	362	129,005
George Fisher AG	155	80,394
Gurit Holding AG	25	22,573
Helvetia Holding AG	192	76,376
Hexagon AB	1,350	27,811
* Jelmoli Holding AG	16	41,510
Kaba Holding AG	90	29,455
* Kardex AG	430	26,239
Komax Holding AG	205	31,172
Kudelski SA	1,700	25,359
Kuoni Reisen Holding AG	200	106,910
* Luzerner Kantonalbank	200	50,850
Medisize Holding AG	250	21,110
* Micronas Semiconductor Holding AG	800	6,818
Phoenix Mecano AG	50	26,375
* Precious Woods Holding AG	190	21,236
PubliGroupe SA	70	17,878
Rieters Holdings AG	155	55,067
Romande Energie Holding SA	50	121,824
Schulthess Group AG	434	31,010
Schweiter Technology AG	80	27,060
Schweizerhall Holding AG	184	39,736
Schweizerische National Versicherungs Gesellschaft	30	23,235
SIA Abrasives Holding AG	78	29,176
Societe Generale d'Affichage	64	13,817
St. Galler Kantonalbank	98	45,656
* Swisslog Holding AG	16,104	18,707
Swissquote Group Holding SA	538	25,827
Tecan Group AG	607	40,859
* Temenos Group AG	2,495	76,808
Valartis Group AG	200	11,686
Valiant Holding AG	541	100,954
Valora Holding AG	100	25,324
Vontobel Holdings AG	1,700	66,118
#* Ypsomed Holdings AG	227	21,329
Zehnder Holding AG	12	16,231
Zuger Kantonalbank	8	28,020
TOTAL COMMON STOCKS		2,765,731
RIGHTS/WARRANTS — (0.0%)
* Precious Woods Holding AG Rights 10/31/08	190	556
TOTAL — SWITZERLAND		2,766,287
UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.4%)
Aberdeen Asset Management P.L.C.	38,814	106,810
* Acambis P.L.C.	3,063	7,049
Aegis Group P.L.C.	33,093	82,345

42

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Aga Rangemaster Group P.L.C.	7,312	$41,195
Aggreko P.L.C.	14,299	171,405
* Alba P.L.C.	1,765	2,249
Alexon Group P.L.C.	3,118	4,325
* Alizyme P.L.C.	8,514	4,098
* Alphameric P.L.C.	12,452	4,560
Amlin P.L.C.	33,505	192,681
Anglo Pacific Group P.L.C.	9,858	41,472
Anite P.L.C.	7,470	6,591
Arena Leisure P.L.C.	8,000	6,339
* Aricom P.L.C.	47,713	85,291
ARM Holdings P.L.C.	81,209	166,790
Arriva P.L.C.	13,563	172,083
Ashtead Group P.L.C.	13,374	20,237
Atkins WS P.L.C.	4,902	100,150
Aveva Group P.L.C.	3,072	90,728
* Avis Europe P.L.C.	21,462	10,630
* Axis-Shield P.L.C.	3,456	21,559
Axon Group P.L.C.	1,245	11,307
Babcock International Group P.L.C.	10,808	133,688
Barr (A.G.) P.L.C.	1,130	28,021
BBA Aviation P.L.C.	32,911	93,514
Beazley Group P.L.C.	30,219	81,950
Bellway P.L.C.	4,000	49,335
Benfield Group, Ltd. P.L.C.	14,835	75,576
* Biocompatibles International P.L.C.	927	3,241
# Blacks Leisure Group P.L.C.	2,366	7,113
* Blinkx P.L.C.	4,802	2,571
Bloomsbury Publishing P.L.C.	3,174	8,492
Bodycote P.L.C.	25,799	118,199
Bovis Homes Group P.L.C.	9,037	74,089
BPP Holdings P.L.C.	2,800	27,750
Brammer P.L.C.	1,933	11,779
Brewin Dolphin Holdings P.L.C.	18,429	47,951
Brit Insurance Holdings P.L.C.	19,204	82,473
British Polythene Industries P.L.C.	2,000	9,165
Britvic P.L.C.	6,174	38,307
BSS Group P.L.C.	5,876	42,924
* BTG P.L.C.	8,348	19,094
Capital & Regional P.L.C.	6,402	37,773
Care UK P.L.C.	2,594	23,348
Carillion P.L.C.	26,436	180,732
Carpetright P.L.C.	4,000	62,461
Castings P.L.C.	4,744	27,847
Catlin Group, Ltd.	20,635	161,251
Charter P.L.C.	8,148	146,488
Chemring Group P.L.C.	2,294	111,227
Chesnara P.L.C.	3,500	10,955
Chloride Group P.L.C.	12,218	67,602
* Chrysalis Group P.L.C.	2,000	4,524
Clinton Cards P.L.C.	13,538	13,091
Close Brothers Group P.L.C.	6,551	74,658
Collins Stewart P.L.C.	4,982	8,845
Communisis P.L.C.	4,553	6,184
Computacenter P.L.C.	6,654	22,117
* Connaught P.L.C.	7,237	61,056
Consort Medical P.L.C.	1,360	16,177
Cookson Group P.L.C.	6,400	92,633
Corin Group P.L.C.	2,986	14,109
Cranswick P.L.C.	1,977	29,088
Croda International P.L.C.	5,591	73,105

	Shares	Value††
* CSR P.L.C.	5,290	$33,084
Dairy Crest Group P.L.C.	10,341	83,784
* Dana Petroleum P.L.C.	5,619	203,903
* Danka Business Systems P.L.C.	7,000	139
Davis Service Group P.L.C.	12,354	120,168
Dawson Holdings P.L.C.	6,455	11,771
De La Rue P.L.C.	7,044	132,716
Delta P.L.C.	6,000	15,079
Detica Group P.L.C.	6,235	34,424
Development Securities P.L.C.	1,186	9,171
Devro P.L.C.	8,000	12,657
Dialight P.L.C.	2,792	9,887
Dicom Group P.L.C.	4,824	20,565
Dignity P.L.C.	4,751	68,523
Dimension Data Holdings P.L.C.	78,371	81,162
Diploma P.L.C.	7,500	24,527
Domino Printing Sciences P.L.C.	6,574	44,792
DS Smith P.L.C.	31,526	83,805
DTZ Holdings P.L.C.	4,629	17,999
Dyson Group P.L.C.	3,052	4,473
E2V Technologies P.L.C.	2,700	15,517
Electrocomponents P.L.C.	25,911	88,532
Elementis P.L.C.	23,267	33,728
Ennstone P.L.C.	46,777	25,964
Enodis P.L.C.	16,913	101,947
* Erinaceous Group P.L.C.	4,077	133
Euromoney Institutional Investor P.L.C.	3,960	29,026
Evolution Group P.L.C.	7,200	14,734
Expro International Group P.L.C.	6,150	197,362
F&C Asset Management P.L.C.	30,246	97,373
Fenner P.L.C.	7,389	37,395
Fidessa Group P.L.C.	2,121	37,148
Filtrona P.L.C.	7,745	24,306
Filtronic P.L.C.	3,555	5,297
Findel P.L.C.	3,443	15,349
FKI P.L.C.	26,756	44,983
Forth Ports P.L.C.	2,313	95,506
French Connection Group P.L.C.	2,765	4,827
* Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	32,967
Future P.L.C.	13,448	7,174
Galiform P.L.C.	31,043	36,460
Galliford Try P.L.C.	13,505	12,081
Game Group P.L.C.	17,436	97,685
* Games Workshop Group P.L.C.	510	1,744
GCAP Media P.L.C.	5,709	25,298
* Genus P.L.C.	3,377	58,291
Go-Ahead Group P.L.C.	2,000	61,390
Greene King P.L.C.	10,256	109,842
Greggs P.L.C.	640	51,870
Halfords Group P.L.C.	8,640	47,106
Halma P.L.C.	18,397	76,574
Headlam Group P.L.C.	3,793	29,408
Helical Bar P.L.C.	4,115	24,526
# Helphire P.L.C.	6,555	24,344
Henderson Group P.L.C.	38,295	97,045
Henry Boot P.L.C.	3,595	9,690
* Heywood Williams Group P.L.C.	5,000	1,854
Hikma Pharmaceuticals P.L.C.	6,026	56,767
Hill & Smith Holdings P.L.C.	7,437	54,357

43

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
Hiscox, Ltd.	24,784	$116,675
HMV Group P.L.C.	23,197	63,859
Hochschild Mining P.L.C.	6,698	54,787
Holidaybreak P.L.C.	2,376	24,112
Homeserve P.L.C.	3,150	114,001
Hunting P.L.C.	6,453	111,913
Huntsworth P.L.C.	1,679	2,071
Hyder Consulting P.L.C.	2,034	16,607
IG Group Holdings P.L.C.	16,273	123,263
IMI P.L.C.	18,222	185,521
* Imperial Energy Corp. P.L.C.	2,778	54,021
Innovation Group P.L.C.	44,854	17,336
International Personal Finance P.L.C.	14,134	72,198
Interserve P.L.C.	9,249	87,528
Intertek Group P.L.C.	8,663	175,646
ITE Group P.L.C.	10,838	36,981
J.D. Wetherspoon P.L.C.	7,000	39,846
James Fisher & Sons P.L.C.	3,436	46,350
Jardine Lloyd Thompson Group P.L.C.	6,949	52,099
JJB Sports P.L.C.	12,000	26,381
JKX Oil and Gas P.L.C.	6,993	66,965
John Menzies P.L.C.	3,000	29,129
Johnston Press P.L.C.	17,337	38,870
Kcom Group P.L.C.	15,853	13,807
Keller Group P.L.C.	3,959	52,112
Kesa Electricals P.L.C.	26,609	107,147
Kier Group P.L.C.	3,314	68,951
Laird P.L.C.	10,782	106,004
Lavendon Group P.L.C.	1,578	7,744
Liontrust Asset Management P.L.C.	2,728	16,479
Lookers P.L.C.	5,753	9,270
Low & Bonar P.L.C.	7,500	18,075
Luminar Group Holdings P.L.C.	2,328	14,719
Macfarlane Group P.L.C.	6,000	3,259
Management Consulting Group P.L.C.	21,891	14,541
Marshalls P.L.C.	5,652	22,384
Marston's P.L.C.	14,576	64,242
Mcbride P.L.C.	6,500	12,175
Meggitt P.L.C.	15,662	75,592
Melrose Resources P.L.C.	5,289	41,862
Michael Page International P.L.C.	21,322	120,892
Micro Focus International P.L.C.	5,660	25,947
Millennium and Copthorne Hotels P.L.C.	7,444	56,557
* Minerva P.L.C.	5,000	10,024
Misys P.L.C.	31,196	98,380
Mitie Group P.L.C.	12,853	58,854
Molins P.L.C.	1,360	3,176
* Monitise P.L.C.	11,823	2,338
Morgan Crucible Co. P.L.C.	10,153	42,517
Morgan Sindall P.L.C.	1,492	26,370
Morse P.L.C.	9,635	9,267
Mothercare P.L.C.	3,573	28,180
Mouchel Group P.L.C.	5,135	46,193
N Brown Group P.L.C.	9,038	40,076
National Express Group P.L.C.	7,300	132,241
Nestor Healthcare Group P.L.C.	4,757	4,615
* Nord Anglia Education P.L.C.	3,216	20,693
Northern Foods P.L.C.	23,834	37,544

	Shares	Value††
Northgate P.L.C.	3,863	$43,089
Northumbrian Water Group P.L.C.	18,478	120,539
* NXT P.L.C.	3,360	1,069
OPD Group P.L.C.	2,139	7,207
* Oxford Biomedica P.L.C.	29,875	13,600
Oxford Instruments P.L.C.	4,604	21,157
* Parity Group P.L.C.	225	120
PayPoint P.L.C.	1,573	19,535
Pendragon P.L.C.	28,408	18,303
# Photo-Me International P.L.C.	11,000	2,511
Pinewood Shepperton P.L.C.	3,450	16,423
* Pinnacle Staffing Group P.L.C.	3,700	284
Premier Farnell P.L.C.	10,889	35,016
Premier Foods P.L.C.	12,535	30,905
* Premier Oil P.L.C.	4,000	136,525
* Protherics P.L.C.	20,338	16,910
Provident Financial P.L.C.	7,567	119,837
Psion P.L.C.	6,000	13,830
PZ Cussons P.L.C.	14,129	53,854
* Qinetiq P.L.C.	31,363	128,765
Rathbone Brothers P.L.C.	1,642	32,036
Raven Mount P.L.C.	13,000	21,507
Redrow P.L.C.	11,802	55,260
* Regent Inns P.L.C.	4,883	1,578
Regus Group P.L.C.	52,449	106,894
Renishaw P.L.C.	2,904	43,641
Rensburg Sheppards P.L.C.	1,080	12,230
Restaurant Group P.L.C.	8,444	24,249
Rightmove P.L.C.	2,008	13,956
RM P.L.C.	5,970	24,979
Robert Wiseman Dairies P.L.C.	1,877	13,109
ROK P.L.C.	11,035	25,458
Rotork P.L.C.	4,906	110,412
RPC Group P.L.C.	4,083	15,962
RPS Group P.L.C.	9,770	64,481
Savills P.L.C.	5,508	27,992
* Scapa Group P.L.C.	6,600	3,935
* SDL P.L.C.	3,813	24,082
Senior P.L.C.	14,400	31,830
Severfield-Rowen P.L.C.	1,808	10,240
Shanks Group P.L.C.	14,724	69,069
Shore Capital Group P.L.C.	11,089	7,527
SIG P.L.C.	5,999	87,690
Signet Group P.L.C.	99,747	122,571
* Skyepharma P.L.C.	28,800	3,853
* SMG P.L.C.	10,000	2,721
Smiths News P.L.C.	10,824	20,066
* Soco International P.L.C.	3,613	137,736
Spectris P.L.C.	5,378	82,511
Speedy Hire P.L.C.	1,564	20,569
Spirax-Sarco Engineering P.L.C.	6,100	138,373
* Spirent Communications P.L.C.	42,716	55,616
SSL International P.L.C.	8,710	83,239
St Ives Group P.L.C.	3,000	12,137
ST Modwen Properties P.L.C.	11,500	80,439
St. Jame's Place P.L.C.	5,007	25,862
Stagecoach Group P.L.C.	31,818	146,381
* Stanelco P.L.C.	51,229	751
Sthree P.L.C.	2,791	11,455
T. Clarke P.L.C.	3,989	13,030
Taylor Nelson Sofres P.L.C.	17,457	89,467

44

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
TDG P.L.C.	4,126	$21,786
Ted Baker P.L.C.	1,617	12,719
The Berkeley Group Holdings P.L.C.	2,535	40,794
The Vitec Group P.L.C.	2,000	19,798
The Weir Group P.L.C.	10,306	184,240
* THUS Group P.L.C.	5,300	15,853
Tomkins P.L.C.	41,311	148,157
Topps Tiles P.L.C.	5,775	8,384
Town Centre Securities P.L.C.	3,092	13,247
Travis Perkins P.L.C.	9,381	155,341
Trinity Mirror P.L.C.	6,899	31,119
TT electronics P.L.C.	6,965	16,932
Tullett Prebon P.L.C.	10,034	92,174
* UK Coal P.L.C.	7,301	81,465
Ultra Electronics Holdings P.L.C.	2,783	67,410
Uniq P.L.C.	7,440	18,190
United Business Media P.L.C.	16,744	204,533
UTV Media P.L.C.	2,430	10,484
Venture Production P.L.C.	5,663	98,377
* Vernalis P.L.C.	2,514	311
Victrex P.L.C.	3,288	51,217
VT Group P.L.C.	11,026	142,891
* Wembley P.L.C.	1,429	283
WH Smith P.LC.	9,800	76,981
White Young Green P.L.C.	2,244	14,325
William Hill P.L.C.	4,953	37,212
Wilmington Group P.L.C.	6,879	26,038
Wincanton P.L.C.	5,790	34,235
* Wolfson Microelectronics P.L.C.	7,866	17,784
Woolworths Group P.L.C.	71,508	14,883
WSP Group P.L.C.	4,191	47,169
Xaar P.L.C.	5,056	22,028
Yule Catto & Co. P.L.C.	6,673	19,840
TOTAL — UNITED KINGDOM		13,737,585

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital
Markets, Inc. 1.94%, 06/02/08
(Collateralized by $110,000
FNMA 6.50%, 09/01/37,
valued at $93,993) to be
repurchased at $89,014	$89	$89,000
SECURITIES LENDING COLLATERAL — (18.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $23,320,172 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/36 to 02/01/38, valued at $18,006,158) to be repurchased at $17,656,553	17,653	17,653,096
TOTAL INVESTMENTS — (100.0%) (Cost $86,305,314)		$95,615,586

See accompanying Notes to Financial Statements.
45

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (13.4%)
Federal Farm Credit Bank 2.750%, 05/04/10	$1,200	$1,191,262
Federal Home Loan Bank 2.750%, 03/12/10	2,000	1,987,042
2.375%, 04/30/10	2,400	2,365,586
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,000	3,979,168
Federal National Mortgage Association 2.375%, 05/20/10	2,100	2,069,783
TOTAL AGENCY OBLIGATIONS		11,592,841
BONDS — (19.7%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	1,700	1,686,890
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	2,000	1,998,990
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	1,900	1,877,903
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	1,900	1,877,251
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	1,000	1,002,400
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,100	2,094,488
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	2,000	1,978,646
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,200	2,293,876
Wells Fargo & Co. Floating Rate Note (r) 5.091%, 09/15/09	2,200	2,193,983
TOTAL BONDS		17,004,427
CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.7%)
Barclays Bank 2.680%, 07/01/08	2,200	2,200,000
Royal Bank of Canada 2.520%, 08/14/08	1,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		3,200,000
COMMERCIAL PAPER — (62.7%)
Abbey National North America 2.520%, 08/18/08	1,600	1,590,791
Allianz Finance Corp. 2.380%, 06/03/08	1,800	1,799,544
Archer-Daniels-Midland Co. 2.300%, 06/24/08	2,100	2,096,557
AstraZeneca P.L.C. 2.670%, 11/12/08	2,400	2,368,715
Bank of America Corp. 2.560%, 08/04/08	600	597,180
2.520%, 08/11/08	1,400	1,392,642

	Face Amount	Value†
	(000)
Bank of Nova Scotia 2.520%, 08/13/08	$2,500	$2,486,615
BASF AG 2.350%, 06/02/08	2,200	2,199,582
BNP Paribas Finance, Inc. 2.810%, 06/18/08	2,200	2,197,306
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	2,200	2,190,290
Caisse D'Amortissement de la Dette Sociale 2.200%, 06/18/08	2,400	2,397,061
CBA (DE) Finance, Inc. 2.540%, 08/21/08	1,600	1,590,401
2.550%, 08/21/08	800	795,201
Ciesco L.P. 2.680%, 06/02/08	2,200	2,199,507
CRC Funding LLC 2.640%, 06/03/08	2,200	2,199,342
Danske Corp. 2.580%, 07/07/08	1,400	1,396,470
2.570%, 08/14/08	900	895,109
Dexia Delaware LLC 2.725%, 07/11/08	2,200	2,193,778
Eksportfinans 2.290%, 07/07/08	2,200	2,194,452
Kittyhawk Funding Corp. 2.620%, 06/02/08	2,200	2,199,505
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	2,400	2,387,532
New Center Asset Trust 2.800%, 06/11/08	2,200	2,198,027
Nordea North America, Inc. 2.665%, 06/16/08	2,200	2,197,579
Rabobank USA Financial Corp. 2.850%, 07/21/08	2,200	2,192,126
Societe Generale North America 2.700%, 08/05/08	2,200	2,189,608
Stanley Works 2.220%, 06/27/08	1,800	1,796,704
Svenska Handelsbanken 2.550%, 08/11/08	2,200	2,188,571
Westpac Banking Corp. 2.420%, 06/19/08	2,100	2,097,282
TOTAL COMMERCIAL PAPER		54,227,477
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $570,000 FNMA 5.00%, 06/01/22, valued at $488,128) to be repurchased at $478,077	478	478,000
TOTAL INVESTMENTS — (100.0%) (Cost $86,634,042)		$86,502,745

See accompanying Notes to Financial Statements.
46

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.2%)
BONDS — (3.2%)
Austria Government International Bond (f) 3.000%, 08/21/09	1,200	$1,151,320
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	200,000	1,911,990
TOTAL — AUSTRIA		3,063,310
DENMARK — (1.7%)
BONDS — (1.7%)
Kommunekredit (f) 3.000%, 11/19/08	1,670	1,603,753
FRANCE — (0.4%)
BONDS — (0.4%)
IXIS-CIB 2.750%, 06/26/08	260	403,984
GERMANY — (7.8%)
BONDS — (7.8%)
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	400	65,962
(j) 1.750%, 03/23/10	20,000	192,114
(j) 1.850%, 09/20/10	150,000	1,444,536
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	2,000	1,918,789
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	850	1,320,413
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	280,000	2,647,001
TOTAL — GERMANY		7,588,815
JAPAN — (3.2%)
BONDS — (3.2%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	225,000	2,155,287
Japan Financial Corp. Small and Medium Enterprises
1.100%, 09/20/11	100,000	942,104
TOTAL — JAPAN		3,097,391
NETHERLANDS — (2.7%)
BONDS — (2.7%)
Rabobank Nederland (s) 2.250%, 05/08/09	2,000	324,314
(j) 0.800%, 02/03/11	250,000	2,328,465
TOTAL — NETHERLANDS		2,652,779

	Face Amount^	Value†
	(000)
NORWAY — (2.4%)
BONDS — (2.4%)
Eksportfinans (j) 1.800%, 06/21/10	243,000	$2,333,180
SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	255,000	2,429,503
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
BONDS — (3.1%)
African Development Bank (j) 1.950%, 03/23/10	230,000	2,209,676
European Investment Bank (j) 1.250%, 09/20/12	50,000	471,079
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	2,000	335,298
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		3,016,053
SWEDEN — (1.8%)
BONDS — (1.8%)
Kommuninvest 4.100%, 05/11/09	6,000	989,497
(f) 2.250%, 12/14/09	740	701,623
TOTAL — SWEDEN		1,691,120
UNITED KINGDOM — (2.2%)
BONDS — (2.2%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	2,300	2,145,922
UNITED STATES — (68.5%)
BONDS — (23.2%)
Bank of America Floating Rate Note (r) 3.316%, 05/12/10	1,800	1,795,644
Bank of New York Co., Inc. Floating Rate Note (r) 2.711%, 06/29/10	1,000	984,988
General Electric Capital Corp. (s) 3.250%, 01/28/10	1,000	160,464
(j) 1.450%, 11/10/11	235,000	2,189,887
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	2,000	1,976,054
Hewlett-Packard Co. Floating Rate Note (r) 5.051%, 06/15/10	2,200	2,181,345
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	2,200	2,198,453
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,300	2,293,963

47

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Paccar Financial Corp. Floating Rate Note (r) 5.494%, 12/03/10	2,100	$2,092,927
Pfizer, Inc. (j) 1.200%, 02/22/11	150,000	1,401,996
Toyota Motor Credit Corp. (j) 1.300%, 03/16/12	290,000	2,734,806
Wells Fargo & Co. Floating Rate Note (r) 5.380%, 09/23/09	2,500	2,485,648
TOTAL BONDS		22,496,175
U.S. TREASURY OBLIGATIONS — (45.3%)
U.S. Treasury Notes 4.500%, 03/31/12	7,400	7,738,779
4.500%, 04/30/12	7,500	7,850,978
4.750%, 05/31/12	3,300	3,484,595
4.875%, 06/30/12	3,800	4,032,454
4.625%, 07/31/12	6,200	6,525,500
4.375%, 08/15/12	700	731,391
4.125%, 08/31/12	8,400	8,679,560
4.250%, 09/30/12	4,600	4,777,532
TOTAL U.S. TREASURY OBLIGATIONS		43,820,789
TOTAL — UNITED STATES		66,316,964
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $565,000 FHLMC 6.275%(r), 09/01/36, valued at $439,533) to be repurchased at $430,070	$430	430,000
TOTAL INVESTMENTS — (100.0%) (Cost $93,212,295)		$96,772,774

See accompanying Notes to Financial Statements.
48

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
(Unaudited)

  (Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	VA International Value Portfolio
ASSETS:
Investments at Value (including $7,525, $6,025, and $10,572 of securities on loan, respectively)	$101,157	$142,437	$107,842
Temporary Cash Investments at Value	1,094	69	420
Collateral Received from Securities on Loan at Value	8,163	6,289	11,174
Foreign Currencies at Value	—	—	569
Cash	—	—	16
Receivables:
Investment Securities Sold	126	646	29
Dividends, Interest, and Tax Reclaims	91	204	968
Securities Lending Income	26	7	60
Fund Shares Sold	2	3	—
Prepaid Expenses and Other Assets	2	5	2
Total Assets	110,661	149,660	121,080
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,163	6,288	11,174
Investment Securities Purchased	433	390	447
Fund Shares Redeemed	45	110	247
Due to Advisor	29	30	37
Accrued Expenses and Other Liabilities	8	8	11
Total Liabilities	8,678	6,826	11,916
NET ASSETS	$101,983	$142,834	$109,164
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,905,478	8,331,770	6,030,090
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.45	$17.14	$18.10
Investments at Cost	$119,396	$125,598	$87,695
Temporary Cash Investments at Cost	$1,094	$69	$420
Collateral Received from Securities on Loan at Cost	$8,163	$6,289	$11,174
Foreign Currencies at Cost	—	—	$565
NET ASSETS CONSIST OF:
Paid-In Capital	$116,536	$124,282	$82,622
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	509	914	2,392
Accumulated Net Realized Gain (Loss)	3,177	799	3,990
Net Unrealized Foreign Exchange Gain (Loss)	—	—	9
Net Unrealized Appreciation (Depreciation)	(18,239)	16,839	20,151
NET ASSETS	$101,983	$142,834	$109,164
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
49

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
(Unaudited)

  (Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $16,553, $0, and $0 of securities on loan, respectively)	$77,874	$86,025	$96,343
Temporary Cash Investments at Value	89	478	430
Collateral Received from Securities on Loan at Value	17,653	—	—
Foreign Currencies at Value	235	—	10
Cash	16	1	15
Receivables:
Investment Securities Sold	92	—	—
Dividends, Interest, and Tax Reclaims	382	168	811
Securities Lending Income	34	—	—
Fund Shares Sold	98	1,315	—
Unrealized Gain on Forward Currency Contracts	—	—	67
Prepaid Expenses and Other Assets	1	1	2
Total Assets	96,474	87,988	97,678
LIABILITIES:
Payables:
Upon Return of Securities Loaned	17,653	—	—
Investment Securities Purchased	169	—	—
Fund Shares Redeemed	—	1	124
Due to Advisor	33	18	20
Unrealized Loss on Forward Currency Contracts	—	—	116
Accrued Expenses and Other Liabilities	7	6	9
Total Liabilities	17,862	25	269
NET ASSETS	$78,612	$87,963	$97,409
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,967,760	8,581,864	9,022,336
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.17	$10.25	$10.80
Investments at Cost	$68,563	$86,156	$92,782
Temporary Cash Investments at Cost	$89	$478	$430
Collateral Received from Securities on Loan at Cost	$17,653	—	—
Foreign Currencies at Cost	$235	—	$10
NET ASSETS CONSIST OF:
Paid-In Capital	$65,709	$87,342	$93,958
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,075	1,097	956
Accumulated Net Realized Gain (Loss)	2,522	(345)	(1,022)
Net Unrealized Foreign Exchange Gain (Loss)	(5)	—	(44)
Net Unrealized Appreciation (Depreciation)	9,311	(131)	3,561
NET ASSETS	$78,612	$87,963	$97,409
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
50

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	VA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $311, respectively)	$690	$1,211	$2,656
Interest	14	15	8
Income from Securities Lending	116	20	137
Total Investment Income	820	1,246	2,801
Expenses
Investment Advisory Services Fees	231	170	212
Accounting & Transfer Agent Fees	16	18	18
Custodian Fees	6	2	14
Shareholders' Reports	4	2	3
Legal Fees	1	—	1
Audit Fees	1	—	1
Other	2	1	2
Total Expenses	261	193	251
Net Investment Income (Loss)	559	1,053	2,550
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	2,932	2,658	3,983
Foreign Currency Transactions	—	—	10
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,788)	(4,119)	(14,000)
Translation of Foreign Currency Denominated Amounts	—	—	2
Net Realized and Unrealized Gain (Loss)	(4,856)	(1,461)	(10,005)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,297)	$(408)	$(7,455)

See accompanying Notes to Financial Statements.
51

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

  (Amounts in thousands)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $106, $0, and $0, respectively)	$1,296	—	—
Interest	6	$1,543	$1,415
Income from Securities Lending	162	—	—
Total Investment Income	1,464	1,543	1,415
Expenses
Investment Advisory Services Fees	187	107	122
Accounting & Transfer Agent Fees	17	15	18
Custodian Fees	14	2	5
Shareholders' Reports	2	3	3
Legal Fees	—	—	1
Audit Fees	1	1	1
Other	3	1	2
Total Expenses	224	129	152
Net Investment Income (Loss)	1,240	1,414	1,263
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	2,534	(6)	(83)
Foreign Currency Transactions	3	—	424
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,481)	(73)	(904)
Translation of Foreign Currency Denominated Amounts	(13)	—	(127)
Net Realized and Unrealized Gain (Loss)	(3,957)	(79)	(690)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,717)	$1,335	$573

See accompanying Notes to Financial Statements.
52

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)		VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$559	$1,093	$1,053	$1,779
Net Realized Gain (Loss) on Investment Securities Sold	2,932	8,865	2,658	(1,858)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(7,788)	(23,357)	(4,119)	(2,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,297)	(13,399)	(408)	(2,163)
Distributions From:
Net Investment Income	(1,060)	(811)	(1,777)	(1,444)
Net Short-Term Gains	(484)	(2,135)	—	(169)
Net Long-Term Gains	(8,104)	(10,434)	—	(7,379)
Total Distributions	(9,648)	(13,380)	(1,777)	(8,992)
Capital Share Transactions (1):
Shares Issued	11,552	24,219	10,005	36,420
Shares Issued in Lieu of Cash Distributions	9,645	13,377	1,774	8,990
Shares Redeemed	(6,964)	(9,459)	(7,585)	(14,206)
Net Increase (Decrease) from Capital Share Transactions	14,233	28,137	4,194	31,204
Total Increase (Decrease) in Net Assets	288	1,358	2,009	20,049
Net Assets
Beginning of Period	101,695	100,337	140,825	120,776
End of Period	$101,983	$101,695	$142,834	$140,825
(1) Shares Issued and Redeemed:
Shares Issued	1,030	1,584	617	1,941
Shares Issued in Lieu of Cash Distributions	828	890	105	504
Shares Redeemed	(629)	(622)	(462)	(765)
	1,229	1,852	260	1,680
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$509	$1,010	$914	$1,638

See accompanying Notes to the Financial Statements.
53

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,550	$3,386	$1,240	$1,331
Net Realized Gain (Loss) on: Investment Securities Sold	3,983	9,732	2,534	7,307
Foreign Currency Transactions	10	25	3	14
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,000)	3,230	(6,481)	(594)
Translation of Foreign Currency Denominated Amounts	2	3	(13)	6
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,455)	16,376	(2,717)	8,064
Distributions From:
Net Investment Income	(3,423)	(2,505)	(1,408)	(1,154)
Net Short-Term Gains	(130)	(158)	(500)	(328)
Net Long-Term Gains	(9,234)	(5,140)	(6,601)	(3,696)
Total Distributions	(12,787)	(7,803)	(8,509)	(5,178)
Capital Share Transactions (1):
Shares Issued	9,004	20,205	6,869	23,462
Shares Issued in Lieu of Cash Distributions	12,776	7,797	8,506	5,176
Shares Redeemed	(6,653)	(13,899)	(5,257)	(11,910)
Net Increase (Decrease) from Capital Share Transactions	15,127	14,103	10,118	16,728
Total Increase (Decrease) in Net Assets	(5,115)	22,676	(1,108)	19,614
Net Assets
Beginning of Period	114,279	91,603	79,720	60,106
End of Period	$109,164	$114,279	$78,612	$79,720
(1) Shares Issued and Redeemed:
Shares Issued	504	947	543	1,500
Shares Issued in Lieu of Cash Distributions	694	407	665	375
Shares Redeemed	(367)	(651)	(412)	(777)
	831	703	796	1,098
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,392	$3,265	$1,075	$1,243

See accompanying Notes to the Financial Statements.
54

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,414	$3,739	$1,263	$2,667
Net Realized Gain (Loss) on: Investment Securities Sold	(6)	(1)	(83)	(413)
Foreign Currency Transactions	—	—	424	(2,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(73)	(27)	(904)	2,551
Translation of Foreign Currency Denominated Amounts	—	—	(127)	2,055
Net Increase (Decrease) in Net Assets Resulting from Operations	1,335	3,711	573	4,409
Distributions From:
Net Investment Income	(3,782)	(2,431)	(1,901)	(278)
Total Distributions	(3,782)	(2,431)	(1,901)	(278)
Capital Share Transactions (1):
Shares Issued	7,511	22,198	7,035	23,635
Shares Issued in Lieu of Cash Distributions	3,782	2,431	1,901	278
Shares Redeemed	(4,619)	(8,110)	(6,345)	(9,316)
Net Increase (Decrease) from Capital Share Transactions	6,674	16,519	2,591	14,597
Total Increase (Decrease) in Net Assets	4,227	17,799	1,263	18,728
Net Assets
Beginning of Period	83,736	65,937	96,146	77,418
End of Period	$87,963	$83,736	$97,409	$96,146
(1) Shares Issued and Redeemed:
Shares Issued	732	2,153	647	2,218
Shares Issued in Lieu of Cash Distributions	374	241	176	26
Shares Redeemed	(453)	(782)	(584)	(866)
	653	1,612	239	1,378
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,097	$3,465	$956	$1,594

See accompanying Notes to the Financial Statements.
55

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$13.25	$17.23	$16.57	$16.95	$15.02	$10.83	$17.45	$18.89	$16.93	$15.01	$12.59	$10.69
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.15	(A)	0.05	0.05	0.02	0.13	(A)	0.24	(A)	0.25	(A)	0.19	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.61)	(1.85)	2.63	1.42	3.34	4.94	(0.22)	(0.30)	2.60	1.88	2.42	1.90
Total from Investment Operations	(0.54)	(1.70)	2.78	1.47	3.39	4.96	(0.09)	(0.06)	2.85	2.07	2.57	2.03
Less Distributions
Net Investment Income	(0.14)	(0.14)	(0.05)	(0.06)	(0.02)	(0.03)	(0.22)	(0.22)	(0.20)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(1.12)	(2.14)	(2.07)	(1.79)	(1.44)	(0.74)	—	(1.16)	(0.69)	—	—	—
Total Distributions	(1.26)	(2.28)	(2.12)	(1.85)	(1.46)	(0.77)	(0.22)	(1.38)	(0.89)	(0.15)	(0.15)	(0.13)
Net Asset Value, End of Period	$11.45	$13.25	$17.23	$16.57	$16.95	$15.02	$17.14	$17.45	$18.89	$16.93	$15.01	$12.59
Total Return	(4.27	)%(C)	(11.45)%	19.33%	9.61%	24.62%	49.71%	(0.49	)%(C)	(0.47)%	17.74%	13.91%	20.55%	19.21%
Net Assets, End of Period (thousands)	$101,983	$101,695	$100,337	$77,914	$64,567	$48,051	$142,834	$140,825	$120,776	$86,031	$69,571	$48,115
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.56%	0.57%	0.63%	0.63%	0.68%	0.28	%(B)	0.28%	0.32%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.15	%(B)	1.01%	0.93%	0.33%	0.31%	0.14%	1.55	%(B)	1.28%	1.44%	1.27%	1.13%	1.27%
Portfolio Turnover Rate	13	%(C)	32%	38%	35%	30%	40%	6	%(C)	9%	14%	13%	8%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
56

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA International Value Portfolio	VA International Small Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$21.98	$20.37	$16.08	$14.25	$11.53	$8.70	$15.41	$14.76	$12.93	$11.22	$9.19	$6.26
Income from Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.67	(A)	0.55	(A)	0.32	0.25	0.20	0.21	(A)	0.28	(A)	0.26	(A)	0.22	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.86)	2.68	4.91	1.96	3.04	2.81	(0.80)	1.63	3.10	1.92	2.42	2.89
Total from Investment Operations	(1.42)	3.35	5.46	2.28	3.29	3.01	(0.59)	1.91	3.36	2.14	2.62	3.04
Less Distributions
Net Investment Income	(0.66)	(0.56)	(0.38)	(0.27)	(0.18)	(0.18)	(0.27)	(0.28)	(0.22)	(0.21)	(0.17)	(0.11)
Net Realized Gains	(1.80)	(1.18)	(0.79)	(0.18)	(0.39)	—	(1.38)	(0.98)	(1.31)	(0.22)	(0.42)	—
Total Distributions	(2.46)	(1.74)	(1.17)	(0.45)	(0.57)	(0.18)	(1.65)	(1.26)	(1.53)	(0.43)	(0.59)	(0.11)
Net Asset Value, End of Period	$18.10	$21.98	$20.37	$16.08	$14.25	$11.53	$13.17	$15.41	$14.76	$12.93	$11.22	$9.19
Total Return	(6.64	)%(C)	17.66%	36.16%	16.42%	29.80%	35.49%	(3.52	)%(C)	13.94%	28.59%	19.72%	30.17%	49.54%
Net Assets, End of Period (thousands)	$109,164	$114,279	$91,603	$61,613	$48,946	$33,700	$78,612	$79,720	$60,106	$43,662	$33,819	$21,814
Ratio of Expenses to Average Net Assets	0.47	%(B)	0.47%	0.49%	0.59%	0.61%	0.63%	0.60	%(B)	0.62%	0.64%	0.73%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	4.81	%(B)	3.18%	3.09%	2.21%	1.98%	2.07%	3.31	%(B)	1.84%	1.91%	1.86%	1.70%	1.92%
Portfolio Turnover Rate	10	%(C)	19%	13%	12%	8%	21%	9	%(C)	20%	14%	21%	9%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
57

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.56	$10.44	$10.26	$10.20	$10.31	$10.50	$10.95	$10.46	$10.55	$10.55	$10.95	$10.91
Income from Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.51	(A)	0.41	(A)	0.26	0.14	0.13	0.14	(A)	0.32	(A)	0.27	(A)	0.33	(A)	0.22	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	(0.01)	0.04	(0.06)	(0.04)	0.03	(0.07)	0.21	0.12	(0.12)	0.09	0.14
Total from Investment Operations	0.16	0.50	0.45	0.20	0.10	0.16	0.07	0.53	0.39	0.21	0.31	0.45
Less Distributions
Net Investment Income	(0.47)	(0.38)	(0.27)	(0.14)	(0.12)	(0.22)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)	(0.29)
Net Realized Gains	—	—	—	—	(0.09)	(0.13)	—	—	—	—	(0.41)	(0.12)
Total Distributions	(0.47)	(0.38)	(0.27)	(0.14)	(0.21)	(0.35)	(0.22)	(0.04)	(0.48)	(0.21)	(0.71)	(0.41)
Net Asset Value, End of Period	$10.25	$10.56	$10.44	$10.26	$10.20	$10.31	$10.80	$10.95	$10.46	$10.55	$10.55	$10.95
Total Return	1.59	%(C)	4.99%	4.49%	1.98%	1.01%	1.60%	0.60	%(C)	5.06%	3.90%	1.98%	2.97%	4.29%
Net Assets, End of Period (thousands)	$87,963	$83,736	$65,937	$52,364	$41,576	$34,583	$97,409	$96,146	$77,418	$61,828	$44,555	$32,339
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.32%	0.34%	0.35%	0.36%	0.31	%(B)	0.31%	0.33%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.32	%(B)	4.93%	3.98%	2.77%	1.38%	1.31%	2.59	%(B)	3.02%	2.59%	3.12%	3.01%	3.09%
Portfolio Turnover Rate	13	%(C)	22%	29%	31%	141%	160%	13	%(C)	85%	97%	75%	86%	107%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
58

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, six of which (the "Portfolios") are included in this report and the remaining forty-seven are presented in separate reports. The Portfolios are only available through a select group of insurance products.

*Effective May 1, 2008, VA Small Value Portfolio changed its name to VA U.S. Targeted Value Portfolio and VA Large Value Portfolio changed its name to VA U.S. Large Value Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the
59

Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
VA U.S. Targeted Value Portfolio (formerly, VA Small Value Portfolio)	$101,142	$9,272	—	$110,414	—	—	—	—
VA U.S. Large Value Portfolio (formerly, VA Large Value Portfolio)	142,437	6,357	—	148,794	—	—	—	—
VA International Value Portfolio	26,495	92,941	—	119,436	—	—	—	—
VA International Small Portfolio	9,201	86,415	—	95,616	—	—	—	—
VA Short-Term Fixed Portfolio	—	86,503	—	86,503	—	—	—	—
VA Global Bond Portfolio	—	96,773	—	96,773	—	$(49)	—	$(49)

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

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2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distrbutions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2008, the VA Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.47%*
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25%**

*  Effective May 1, 2008, the portfolio reduced its investment advisory fee from 0.50% to 0.35% of average daily net assets.

**  The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$2
VA U.S. Large Value Portfolio	3
VA International Value Portfolio	2
VA International Small Portfolio	2
VA Short-Term Fixed Portfolio	2
VA Global Bond Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$17,949	$13,004
VA U.S. Large Value Portfolio	—	—	12,359	7,588
VA International Value Portfolio	—	—	14,662	10,456
VA International Small Portfolio	—	—	8,849	6,454
VA Short-Term Fixed Portfolio	$9,253	—	11,771	1,795
VA Global Bond Portfolio	44,861	—	10,270	10,875

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F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA U.S. Large Value Portfolio	—	$(2)	$2
VA International Value Portfolio	—	392	(392)
VA International Small Portfolio	—	221	(221)
VA Global Bond Portfolio	—	(2,792)	2,792

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio
2006	$1,811	$8,156	$9,967
2007	2,946	10,434	13,380
VA U.S. Large Value Portfolio
2006	1,005	3,535	4,540
2007	1,615	7,377	8,992
VA International Value Portfolio
2006	1,535	2,981	4,516
2007	2,663	5,140	7,803
VA International Small Portfolio
2006	1,187	4,001	5,188
2007	1,482	3,696	5,178
VA Short-Term Fixed Portfolio
2006	1,375	—	1,375
2007	2,431	—	2,431
VA Global Bond Portfolio
2006	2,857	—	2,857
2007	278	—	278

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At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$1,505	$8,353	—	$9,858
VA U.S. Large Value Portfolio	1,640	—	$(1,858)	(218)
VA International Value Portfolio	3,549	9,234	—	12,783
VA International Small Portfolio	1,849	6,600	—	8,449
VA Short-Term Fixed Portfolio	3,466	—	(339)	3,127
VA Global Bond Portfolio	1,641	—	(1,362)	279

For federal income tax purposes, the Fund measures its capital loss carryforwards as of November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
VA U.S. Large Value Portfolio	—	—	—	$1,858	$1,858
VA Short-Term Fixed Income Portfolio	$96	$117	$125	1	339
VA Global Bond Portfolio	198	558	535	71	1,362

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the following Portfolio's had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
VA International Value Portfolio	$155	$528
VA International Small Portfolio	108	400

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$128,667	$12,433	$(30,686)	$(18,253)
VA U.S. Large Value Portfolio	131,956	34,052	(17,213)	16,839
VA International Value Portfolio	99,289	27,345	(7,197)	20,148
VA International Small Portfolio	86,316	19,944	(10,644)	9,300
VA Short-Term Fixed Portfolio	86,634	4	(135)	(131)
VA Global Bond Portfolio	93,212	4,886	(1,326)	3,560

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the

64

period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/18/08	11,367	Swedish Krona	$1,884	$1,892	$(8)
06/18/08	7,963	Swiss Franc	7,545	7,641	(96)
06/18/08	1,139	Euro	1,759	1,771	(12)
06/18/08	2,697,446	Japanese Yen	25,681	25,614	67
			$36,869	$36,918	$(49)

Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

3.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

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For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA U.S. Targeted Value Portfolio	3.91%	$586	14	$1	$2,257
VA U.S. Large Value Portfolio	3.72%	321	4	—	598

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit with the international custodian bank were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	4.92%	$181	24	$1	$497
VA International Small Portfolio	3.90%	122	45	1	391

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolio's investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is

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unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	1	74%
VA U.S. Large Value Portfolio	1	77%
VA International Value Portfolio	1	78%
VA International Small Portfolio	1	74%
VA Short-Term Fixed Portfolio	1	79%
VA Global Bond Portfolio	1	82%

67

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

68

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For VA International Small Portfolio, Dimensional Fund Advisors Ltd. And DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of VA U.S. Targeted Value Portfolio and VA Global Bond Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were

69

favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

70

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DFA053108-004S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

The DFA Investment Trust Company

Page
Disclosure of Fund Expenses	145

Disclosure of Portfolio Holdings	148

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	150

The Enhanced U.S. Large Company Series	153

The U.S. Large Cap Value Series	155

The U.S. Small Cap Value Series	157

The U.S. Small Cap Series	160

The U.S. Micro Cap Series	163

The DFA International Value Series	166

The Japanese Small Company Series	170

The Asia Pacific Small Company Series	172

The United Kingdom Small Company Series	175

The Continental Small Company Series	177

The Canadian Small Company Series	181

The Emerging Markets Series	183

The Emerging Markets Small Cap Series	187

The DFA One-Year Fixed Income Series	191

The DFA Two-Year Global Fixed Income Series	193

Statements of Assets and Liabilities	195

Statements of Operations	199

Statements of Changes in Net Assets	203

Financial Highlights	207

Notes to Financial Statements	214

Voting Proxies on Fund Portfolio Securities	227

Board Approval of Investment Advisory Agreements	228

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

PLC  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

STRB  Special Tax Revenue Bond

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(c)  Face Amount Denominated in Canadian Dollars.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(n)  Face Amount Denominated in Norwegian Krone.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  Institutional Class Shares — Six Months Ended May 31, 2008
  Class R1 Shares — For the Period January 31, 2008 to May 31, 2008

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$955.30	0.15%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76

Enhanced U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$952.60	0.25%	$1.22
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.27%	$1.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.27%	$1.37
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares****	$1,000.00	$1,061.30	0.50%	$1.72
Institutional Class Shares	$1,000.00	$1,000.10	0.39%	$1.95
Hypothetical 5% Annual Return
Class R1 Shares****	$1,000.00	$1,022.50	0.50%	$2.53
Institutional Class Shares	$1,000.00	$1,023.05	0.39%	$1.97
U.S. Small Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$984.40	0.53%	$2.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$972.40	0.20%	$0.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.00	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$973.00	0.23%	$1.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$979.10	0.33%	$1.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$977.50	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47

U.S. Small Cap Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$975.10	0.38%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.10	0.38%	$1.92
U.S. Micro Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$951.80	0.53%	$2.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,021.90	0.33%	$1.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.20	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$959.20	0.40%	$1.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.00	0.40%	$2.02
T.A. World ex U.S. Core Equity Portfolio***;****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.00	0.60%	$1.48
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.00	0.60%	$3.03
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.55%	$2.70
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.25	0.55%	$2.78
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.56%	$2.75
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.20	0.56%	$2.83

Asia Pacific Small Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.70	0.62%	$3.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.90	0.62%	$3.13
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$909.00	0.59%	$2.82
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$982.70	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$880.60	0.42%	$1.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.90	0.42%	$2.12
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.00	0.69%	$3.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.55	0.69%	$3.49
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$978.30	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$919.70	0.76%	$3.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.20	0.76%	$3.84
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$968.10	0.64%	$3.15
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.80	0.64%	$3.23

DFA One-Year Fixed Income Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,016.50	0.17%	$0.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.17%	$0.86
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.00	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.18%	$0.91
DFA Selectively Hedged Global Fixed Income Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.60	0.25%	$1.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$990.60	0.23%	$1.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.70	0.28%	$1.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.40	0.12%	$0.61
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.80	0.15%	$0.76
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.00	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.22%	$1.11

DFA California Short-Term Municipal Bond Portfolio	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.80	0.28%	$1.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds (T.A. World ex U.S. Core Equity Portfolio invests in securities as well as other funds). The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  U.S. Targeted Value Portfolio Class R1 Shares commenced operations on January 31, 2008, T.A. World ex U.S. Core Equity Portfolio commenced operations on March 6, 2008 and DFA Selectively Hedged Global Fixed Income Portfolio commenced operations on January 9, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (U.S. Targeted Value Portfolio Class R1 Shares 122 days, T.A. World ex U.S. Core Equity Portfolio 87 days and DFA Selectively Hedged Global Fixed Income Portfolio 144 days), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	12.2%	5.0%	11.5%	22.5%	7.2%	16.9%	17.6%
U.S. Core Equity 1 Portfolio	11.8%	8.1%	11.9%	16.3%	10.9%	13.1%	15.8%
U.S. Core Equity 2 Portfolio	12.7%	7.8%	13.3%	19.3%	9.2%	12.9%	13.0%
U.S. Vector Equity Portfolio	13.3%	5.8%	13.2%	23.8%	8.4%	13.7%	12.8%
T.A. U.S. Core Equity 2 Portfolio	12.9%	5.8%	12.5%	19.3%	11.3%	14.0%	13.4%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	9.5%	7.8%	10.6%	24.9%	6.1%	11.8%	5.5%
International Core Equity Portfolio	12.9%	6.8%	8.2%	28.9%	3.8%	15.7%	5.1%
T.A. World ex U.S. Core Equity Portfolio	12.2%	6.6%	8.0%	28.1%	3.5%	15.5%	5.8%
DFA International Real Estate Securities Portfolio	—	—	—	0.3%	—	—	—
DFA International Small Cap Value Portfolio	17.3%	8.6%	5.5%	20.3%	2.2%	22.1%	6.7%
Emerging Markets Core Equity Portfolio	8.5%	7.2%	7.9%	21.5%	2.5%	12.0%	8.5%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	6.3%	—	0.7%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	5.5%	—	2.8%	3.8%	—	100.0%
U.S. Core Equity 2 Portfolio	6.1%	—	3.0%	2.7%	—	100.0%
U.S. Vector Equity Portfolio	5.3%	—	2.4%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	6.0%	—	1.9%	2.9%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	12.5%	—	5.4%	5.8%	0.1%	100.0%
International Core Equity Portfolio	12.3%	—	3.4%	2.8%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.6%	—	4.0%	2.6%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	99.7%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	16.3%	0.2%	0.4%	0.4%	—	100.0%
Emerging Markets Core Equity Portfolio	20.2%	—	8.6%	3.0%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Selectively Hedged Global Fixed Income Portfolio	19.6%	2.2%	47.4%	25.9%	—
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	23.2%	42.0%	15.1%	16.9%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	19.6%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	22.3%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	4.9%	100.0%
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	2.8%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	18.4%	12.9%	49.1%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	15.5%	19.6%	42.6%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,627,977,447
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,940,024,043)	$3,627,977,447

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company		$289,404,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $262,000,788)	32,517,320	$289,404,148

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$7,740,716,504
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,536,890,100)	355,731,457	$7,740,716,504

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
* AnnTaylor Stores Corp.	103,470	$2,833,009	0.3%
* Toll Brothers, Inc.	135,500	2,854,985	0.3%
* Warnaco Group, Inc.	57,352	2,763,793	0.3%
Other Securities		103,009,891	11.2%
Total Consumer Discretionary		111,461,678	12.1%
Consumer Staples — (4.5%)
J.M. Smucker Co.	53,410	2,819,514	0.3%
# Longs Drug Stores Corp.	61,590	2,920,598	0.3%
*# Smithfield Foods, Inc.	167,724	5,248,084	0.6%
Other Securities		34,580,458	3.7%
Total Consumer Staples		45,568,654	4.9%
Energy — (10.1%)
Cimarex Energy Co.	81,397	5,546,392	0.6%
* Comstock Resources, Inc.	49,570	2,842,839	0.3%
* Encore Acquisition Co.	55,750	3,723,542	0.4%
* EXCO Resources, Inc.	131,000	3,267,140	0.4%
* Forest Oil Corp.	106,721	7,123,627	0.8%
Helmerich & Payne, Inc.	54,300	3,401,895	0.4%
Overseas Shipholding Group, Inc.	39,100	3,091,246	0.3%
Patterson-UTI Energy, Inc.	100,300	3,157,444	0.3%
* Petrohawk Energy Corp.	103,000	3,026,140	0.3%
* Stone Energy Corp.	48,140	3,253,301	0.4%
* Swift Energy Corp.	51,431	2,964,483	0.3%
Tidewater, Inc.	46,400	3,170,512	0.3%
* Whiting Petroleum Corp.	33,800	3,161,314	0.3%
Other Securities		54,502,454	6.0%
Total Energy		102,232,329	11.1%
Financials — (20.3%)
* Allegheny Corp.	8,392	3,151,196	0.3%
American Financial Group, Inc.	123,082	3,670,305	0.4%
Fidelity National Financial, Inc.	185,310	3,168,801	0.4%
Odyssey Re Holdings Corp.	78,806	2,958,377	0.3%
Old Republic International Corp.	198,177	2,982,564	0.3%
Protective Life Corp.	87,959	3,692,519	0.4%
Reinsurance Group of America, Inc.	52,913	2,720,786	0.3%
# Synovus Financial Corp.	283,888	3,261,873	0.4%
Transatlantic Holdings, Inc.	56,901	3,678,650	0.4%
UMB Financial Corp.	54,165	2,825,788	0.3%
Zions Bancorporation	70,883	3,054,348	0.3%
Other Securities		171,100,708	18.6%
Total Financials		206,265,915	22.4%
Health Care — (6.4%)
Total Health Care		65,235,077	7.1%
Industrials — (15.1%)
Alexander & Baldwin, Inc.	53,656	2,761,674	0.3%
* Allied Waste Industries, Inc.	351,413	4,733,533	0.5%
# Barnes Group, Inc.	88,396	2,823,368	0.3%
* EMCOR Group, Inc.	102,233	3,000,539	0.3%
*# Energy Conversion Devices, Inc.	59,285	3,763,412	0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Esterline Technologies Corp.	46,770	$2,896,466	0.3%
* Kansas City Southern	58,100	2,902,676	0.3%
* Owens Corning, Inc.	114,500	2,957,535	0.3%
Ryder System, Inc.	43,502	3,194,352	0.4%
Timken Co.	80,300	2,941,389	0.3%
Other Securities		120,894,919	13.2%
Total Industrials		152,869,863	16.6%
Information Technology — (15.8%)
* Arrow Electronics, Inc.	148,301	4,546,909	0.5%
* Avnet, Inc.	124,586	3,677,779	0.4%
* Ingram Micro, Inc.	216,363	3,922,661	0.4%
Intersil Corp.	128,003	3,567,444	0.4%
*# JDS Uniphase Corp.	238,888	2,955,045	0.3%
* Skyworks Solutions, Inc.	273,925	2,829,645	0.3%
Other Securities		138,366,769	15.0%
Total Information Technology		159,866,252	17.3%
Materials — (6.0%)
Ashland, Inc.	78,930	4,236,173	0.5%
MeadWestavco Corp.	151,077	3,887,211	0.4%
Worthington Industries, Inc.	138,618	2,764,043	0.3%
Other Securities		50,106,889	5.4%
Total Materials		60,994,316	6.6%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	134,965	4,779,111	0.5%
Other Securities		1,694,358	0.2%
Total Telecommunication Services		6,473,469	0.7%
Utilities — (0.1%)
Total Utilities		415,974	0.1%
TOTAL COMMON STOCKS		911,383,527	98.9%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		673,659	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,182	0.0%
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,363,586	10,363,586	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $133,791,286 FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 05/01/13 to 06/01/38, valued at $84,172,319) to be repurchased at $81,736,702	$81,721	81,720,698	8.8%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $10,580,000 FNMA 5.000%, 04/01/38, valued at $10,241,518) to be repurchased at $9,943,838	9,942	9,941,966	1.1%
TOTAL SECURITIES LENDING COLLATERAL		91,662,664	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,029,317,711)		$1,014,094,618	110.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company		$8,211,362,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $8,240,356,658)	456,186,793	$8,211,362,274

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.5%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	201,673	$4,537,642	0.3%
Disney (Walt) Co.	199,700	6,709,920	0.4%
McDonald's Corp.	87,380	5,183,382	0.3%
Time Warner, Inc.	365,419	5,802,854	0.4%
Other Securities		162,230,524	10.5%
Total Consumer Discretionary		184,464,322	11.9%
Consumer Staples — (7.0%)
Altria Group, Inc.	189,520	4,218,715	0.3%
Coca-Cola Co.	173,019	9,907,068	0.7%
CVS Caremark Corp.	103,100	4,411,649	0.3%
Kraft Foods, Inc.	156,330	5,077,598	0.3%
PepsiCo, Inc.	107,320	7,329,956	0.5%
* Philip Morris International, Inc.	101,120	5,324,979	0.4%
Procter & Gamble Co.	183,572	12,124,931	0.8%
Wal-Mart Stores, Inc.	238,348	13,762,214	0.9%
Other Securities		61,722,620	3.8%
Total Consumer Staples		123,879,730	8.0%
Energy — (10.3%)
Chevron Corp.	147,560	14,630,574	1.0%
ConocoPhillips	159,085	14,810,813	1.0%
Devon Energy Corp.	42,900	4,973,826	0.3%
Exxon Mobil Corp.	351,494	31,198,607	2.0%
Occidental Petroleum Corp.	51,424	4,727,408	0.3%
Schlumberger, Ltd.	64,900	6,563,337	0.4%
Other Securities		104,489,777	6.7%
Total Energy		181,394,342	11.7%
Financials — (14.4%)
American International Group, Inc.	260,018	9,360,648	0.6%
Bank of America Corp.	459,100	15,613,991	1.0%
Bank of New York Mellon Corp.	111,358	4,958,772	0.3%
JPMorgan Chase & Co.	350,663	15,078,509	1.0%
MetLife, Inc.	76,245	4,576,987	0.3%
Morgan Stanley	113,560	5,022,759	0.3%
The Goldman Sachs Group, Inc.	26,253	4,631,292	0.3%
Wells Fargo & Co.	304,235	8,387,759	0.6%
Other Securities		186,347,469	12.0%
Total Financials		253,978,186	16.4%
Health Care — (9.5%)
Abbott Laboratories	90,405	5,094,322	0.3%
* Genentech, Inc.	67,348	4,772,953	0.3%
Johnson & Johnson	186,466	12,444,741	0.8%
Medtronic, Inc.	79,572	4,031,913	0.3%
Merck & Co., Inc.	128,568	5,009,009	0.3%
Pfizer, Inc.	684,368	13,249,364	0.9%
Wyeth	90,895	4,042,101	0.3%
Other Securities		119,014,839	7.6%
Total Health Care		167,659,242	10.8%
Industrials — (11.4%)
Boeing Co.	50,788	4,203,723	0.3%
General Electric Co.	525,567	16,145,418	1.1%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Union Pacific Corp.	53,020	$4,364,076	0.3%
United Technologies Corp.	62,635	4,449,590	0.3%
Other Securities		171,893,349	11.0%
Total Industrials		201,056,156	13.0%
Information Technology — (13.7%)
* Apple, Inc.	51,724	9,762,905	0.6%
* Cisco Sytems, Inc.	406,334	10,857,244	0.7%
* Google, Inc.	15,284	8,953,367	0.6%
Hewlett-Packard Co.	148,599	6,993,069	0.5%
Intel Corp.	381,156	8,835,196	0.6%
International Business Machines Corp.	90,530	11,717,298	0.8%
Microsoft Corp.	633,800	17,949,216	1.2%
* Oracle Corp.	352,835	8,058,751	0.5%
QUALCOMM, Inc.	122,323	5,937,558	0.4%
Other Securities		151,938,664	9.7%
Total Information Technology		241,003,268	15.6%
Materials — (4.9%)
Monsanto Co.	38,551	4,911,397	0.3%
Other Securities		81,104,549	5.3%
Total Materials		86,015,946	5.6%
Telecommunication Services — (2.5%)
AT&T, Inc.	405,575	16,182,443	1.1%
Verizon Communications, Inc.	306,707	11,799,018	0.8%
Other Securities		15,425,750	0.9%
Total Telecommunication Services		43,407,211	2.8%
Utilities — (3.3%)
Exelon Corp.	47,680	4,195,840	0.3%
Other Securities		54,562,365	3.5%
Total Utilities		58,758,205	3.8%
TOTAL COMMON STOCKS		1,541,616,608	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		96,607	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		104	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,149	9,007,149	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $198,331,960 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/37 to 05/01/38, valued at $194,182,188) to be repurchased at $188,563,315	$188,526	188,526,395	12.2%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $24,825,011 FNMA 6.000%, 12/01/37 & 6.500%, 07/01/37, valued at $24,297,195) to be repurchased at $23,590,807	23,586	23,586,365	1.5%
TOTAL SECURITIES LENDING COLLATERAL		212,112,760	13.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,726,810,609)		$1,762,833,228	113.9%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (11.1%)
Comcast Corp. Class A	559,242	$12,582,945	0.4%
Disney (Walt) Co.	515,212	17,311,123	0.5%
Home Depot, Inc.	380,845	10,419,919	0.3%
Lowe's Companies, Inc.	362,000	8,688,000	0.3%
Time Warner, Inc.	941,120	14,944,986	0.5%
Other Securities		357,561,115	10.8%
Total Consumer Discretionary		421,508,088	12.8%
Consumer Staples — (6.6%)
Altria Group, Inc.	582,700	12,970,902	0.4%
Coca-Cola Co.	160,813	9,208,152	0.3%
CVS Caremark Corp.	333,685	14,278,381	0.4%
Kraft Foods, Inc.	390,697	12,689,839	0.4%
* Philip Morris International, Inc.	154,900	8,157,034	0.3%
Procter & Gamble Co.	571,788	37,766,597	1.2%
Wal-Mart Stores, Inc.	404,300	23,344,282	0.7%
Other Securities		132,249,150	3.9%
Total Consumer Staples		250,664,337	7.6%
Energy — (11.4%)
Anadarko Petroleum Corp.	133,128	9,980,606	0.3%
Apache Corp.	79,063	10,599,186	0.3%
Chesapeake Energy Corp.	164,600	9,015,142	0.3%
Chevron Corp.	549,734	54,506,126	1.7%
ConocoPhillips	443,978	41,334,352	1.3%
Devon Energy Corp.	119,000	13,796,860	0.4%
Exxon Mobil Corp.	440,684	39,115,112	1.2%
Marathon Oil Corp.	189,788	9,753,205	0.3%
Occidental Petroleum Corp.	157,660	14,493,684	0.5%
Other Securities		228,772,353	6.9%
Total Energy		431,366,626	13.2%
Financials — (16.7%)
Allstate Corp.	163,880	8,348,047	0.3%
American International Group, Inc.	612,570	22,052,520	0.7%
Bank of America Corp.	1,268,999	43,158,656	1.3%
Bank of New York Mellon Corp.	314,970	14,025,614	0.4%
Citigroup, Inc.	795,672	17,417,260	0.5%
JPMorgan Chase & Co.	877,852	37,747,636	1.2%
Merrill Lynch & Co., Inc.	238,512	10,475,447	0.3%
MetLife, Inc.	202,592	12,161,598	0.4%
Morgan Stanley	266,304	11,778,626	0.4%
Prudential Financial, Inc.	112,016	8,367,595	0.3%
The Goldman Sachs Group, Inc.	119,024	20,997,024	0.7%
The Travelers Companies, Inc.	177,178	8,825,236	0.3%
Wells Fargo & Co.	823,601	22,706,680	0.7%
Other Securities		394,063,437	11.8%
Total Financials		632,125,376	19.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (8.0%)
Johnson & Johnson	142,350	$9,500,439	0.3%
Pfizer, Inc.	1,913,312	37,041,720	1.1%
Other Securities		255,236,320	7.8%
Total Health Care		301,778,479	9.2%
Industrials — (11.1%)
Burlington Northern Santa Fe Corp.	81,866	9,254,951	0.3%
General Electric Co.	752,936	23,130,194	0.7%
Union Pacific Corp.	136,600	11,243,546	0.4%
Other Securities		377,582,615	11.4%
Total Industrials		421,211,306	12.8%
Information Technology — (11.2%)
* Apple, Inc.	46,714	8,817,268	0.3%
* Cisco Sytems, Inc.	332,162	8,875,369	0.3%
Hewlett-Packard Co.	213,714	10,057,381	0.3%
Intel Corp.	458,292	10,623,209	0.3%
International Business Machines Corp.	77,144	9,984,748	0.3%
Microsoft Corp.	526,939	14,922,912	0.5%
Other Securities		359,821,162	10.9%
Total Information Technology		423,102,049	12.9%
Materials — (5.3%)
Alcoa, Inc.	225,136	9,138,270	0.3%
Dow Chemical Co.	259,888	10,499,475	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	8,832,954	0.3%
Other Securities		174,301,822	5.3%
Total Materials		202,772,521	6.2%
Other — (0.0%)
Total Other		168	0.0%
Telecommunication Services — (2.6%)
AT&T, Inc.	995,052	39,702,575	1.2%
Verizon Communications, Inc.	748,363	28,789,525	0.9%
Other Securities		29,543,829	0.9%
Total Telecommunication Services		98,035,929	3.0%
Utilities — (2.3%)
Total Utilities		87,321,369	2.7%
TOTAL COMMON STOCKS		3,269,886,248	99.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		342,916	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		237	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,236,044	25,236,044	0.8%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $473,974,286 FHLMC 5.000%, maturities ranging from 12/01/35 to 06/01/38 & FNMA 5.788%(r), 05/01/37, valued at $449,713,822) to be repurchased at $436,700,864	$436,615	$436,615,360	13.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,721,546 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 09/01/36 to 05/01/38, valued at $56,695,259) to be repurchased at $55,050,102	55,040	55,039,736	1.7%
TOTAL SECURITIES LENDING COLLATERAL		491,655,096	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,810,980,935)		$3,787,120,541	115.5%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
Consumer Discretionary — (11.8%)
Comcast Corp. Class A	191,618	$4,311,405	0.4%
Disney (Walt) Co.	86,800	2,916,480	0.3%
* Liberty Media Holding Corp. Interactive Class A	219,019	3,721,133	0.3%
Macy's, Inc.	157,690	3,732,522	0.4%
Time Warner, Inc.	353,081	5,606,926	0.5%
Other Securities		129,908,085	11.6%
Total Consumer Discretionary		150,196,551	13.5%
Consumer Staples — (5.0%)
Coca-Cola Enterprises, Inc.	164,260	3,308,196	0.3%
CVS Caremark Corp.	87,809	3,757,347	0.4%
Molson Coors Brewing Co.	64,500	3,741,000	0.4%
* Philip Morris International, Inc.	46,200	2,432,892	0.2%
Procter & Gamble Co.	74,000	4,887,700	0.5%
Wal-Mart Stores, Inc.	42,300	2,442,402	0.2%
Other Securities		42,932,209	3.7%
Total Consumer Staples		63,501,746	5.7%
Energy — (11.3%)
Anadarko Petroleum Corp.	52,100	3,905,937	0.4%
Apache Corp.	19,300	2,587,358	0.2%
Chesapeake Energy Corp.	48,600	2,661,822	0.2%
Chevron Corp.	95,200	9,439,080	0.9%
Cimarex Energy Co.	51,000	3,475,140	0.3%
ConocoPhillips	153,600	14,300,160	1.3%
Devon Energy Corp.	37,100	4,301,374	0.4%
* Encore Acquisition Co.	42,400	2,831,896	0.3%
Exxon Mobil Corp.	56,300	4,997,188	0.5%
Helmerich & Payne, Inc.	40,300	2,524,795	0.2%
* Newfield Exploration Co.	43,600	2,757,264	0.3%
Pioneer Natural Resources Co.	54,700	3,926,913	0.4%
* Plains Exploration & Production Co.	36,915	2,638,684	0.2%
Valero Energy Corp.	59,500	3,024,980	0.3%
Other Securities		81,518,126	7.1%
Total Energy		144,890,717	13.0%
Financials — (20.7%)
Allstate Corp.	54,890	2,796,097	0.3%
American International Group, Inc.	190,030	6,841,080	0.6%
Bank of America Corp.	402,170	13,677,802	1.2%
CNA Financial Corp.	92,800	2,820,192	0.3%
Genworth Financial, Inc.	160,400	3,544,840	0.3%
JPMorgan Chase & Co.	333,480	14,339,640	1.3%
Legg Mason, Inc.	47,700	2,566,737	0.2%
# M&T Bank Corp.	38,800	3,362,408	0.3%
Marshall & Ilsley Corp.	107,987	2,509,618	0.2%
MetLife, Inc.	73,840	4,432,615	0.4%
Old Republic International Corp.	182,689	2,749,469	0.3%
The Travelers Companies, Inc.	69,400	3,456,814	0.3%
UnionBanCal Corp.	68,600	3,434,116	0.3%
Unum Group	161,075	3,878,686	0.4%
Wells Fargo & Co.	147,042	4,053,948	0.4%
Other Securities		189,531,030	16.9%
Total Financials		263,995,092	23.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.2%)
Pfizer, Inc.	309,722	$5,996,218	0.6%
Other Securities		86,642,556	7.7%
Total Health Care		92,638,774	8.3%
Industrials — (11.9%)
General Electric Co.	160,700	4,936,704	0.5%
R. R. Donnelley & Sons Co.	78,900	2,590,287	0.2%
Southwest Airlines Co.	265,916	3,472,863	0.3%
Union Pacific Corp.	51,400	4,230,734	0.4%
Other Securities		136,314,833	12.2%
Total Industrials		151,545,421	13.6%
Information Technology — (11.1%)
* Arrow Electronics, Inc.	81,600	2,501,856	0.2%
* Computer Sciences Corp.	75,645	3,717,952	0.3%
Electronic Data Systems Corp.	140,700	3,445,743	0.3%
Other Securities		132,276,334	11.9%
Total Information Technology		141,941,885	12.7%
Materials — (4.8%)
Total Materials		61,877,793	5.5%
Other — (0.0%)
Total Other		16	0.0%
Telecommunication Services — (2.1%)
AT&T, Inc.	270,720	10,801,728	1.0%
Verizon Communications, Inc.	150,079	5,773,539	0.5%
Other Securities		9,847,209	0.9%
Total Telecommunication Services		26,422,476	2.4%
Utilities — (1.1%)
Total Utilities		13,810,662	1.2%
TOTAL COMMON STOCKS		1,110,821,133	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		255,633	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,922,677	6,922,677	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $164,714,562 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 12/01/35 to 03/01/38, valued at $145,320,579) to be repurchased at $141,115,570	$141,088	141,087,940	12.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $23,730,644 FNMA 5.500%, 01/01/35 & 6.000%, 12/01/37, valued at $18,270,390) to be repurchased at $17,740,212	17,737	17,736,872	1.6%
TOTAL SECURITIES LENDING COLLATERAL		158,824,812	14.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,304,898,328)		$1,276,824,255	114.5%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (12.1%)
Comcast Corp. Class A	86,150	$1,938,375	0.4%
Comcast Corp. Special Class A Non-Voting	57,600	1,283,904	0.3%
Disney (Walt) Co.	62,692	2,106,451	0.5%
McDonald's Corp.	19,700	1,168,604	0.3%
Time Warner, Inc.	131,300	2,085,044	0.5%
Other Securities		50,071,153	10.9%
Total Consumer Discretionary		58,653,531	12.9%
Consumer Staples — (5.3%)
Altria Group, Inc.	89,400	1,990,044	0.4%
Kraft Foods, Inc.	56,200	1,825,376	0.4%
PepsiCo, Inc.	19,400	1,325,020	0.3%
Other Securities		20,605,031	4.5%
Total Consumer Staples		25,745,471	5.6%
Energy — (11.5%)
Anadarko Petroleum Corp.	26,510	1,987,455	0.4%
Apache Corp.	12,400	1,662,344	0.4%
Chesapeake Energy Corp.	22,200	1,215,894	0.3%
Chevron Corp.	63,500	6,296,025	1.4%
ConocoPhillips	87,530	8,149,043	1.8%
Devon Energy Corp.	23,100	2,678,214	0.6%
Exxon Mobil Corp.	38,504	3,417,615	0.8%
Marathon Oil Corp.	29,400	1,510,866	0.3%
Occidental Petroleum Corp.	16,200	1,489,266	0.3%
Other Securities		27,084,393	5.9%
Total Energy		55,491,115	12.2%
Financials — (17.9%)
Allstate Corp.	34,100	1,737,054	0.4%
Bank of America Corp.	207,344	7,051,769	1.6%
Bank of New York Mellon Corp.	48,700	2,168,611	0.5%
Hartford Financial Services Group, Inc.	19,100	1,357,437	0.3%
JPMorgan Chase & Co.	87,368	3,756,824	0.8%
MetLife, Inc.	35,700	2,143,071	0.5%
Morgan Stanley	45,722	2,022,284	0.5%
Prudential Financial, Inc.	21,500	1,606,050	0.4%
The Goldman Sachs Group, Inc.	15,810	2,789,042	0.6%
The Travelers Companies, Inc.	35,810	1,783,696	0.4%
U.S. Bancorp	37,900	1,257,901	0.3%
Wells Fargo & Co.	118,100	3,256,017	0.7%
Other Securities		55,901,544	12.0%
Total Financials		86,831,300	19.0%
Health Care — (10.5%)
Johnson & Johnson	43,375	2,894,847	0.7%
Pfizer, Inc.	295,965	5,729,882	1.3%
* WellPoint, Inc.	21,500	1,200,130	0.3%
Other Securities		41,104,976	8.9%
Total Health Care		50,929,835	11.2%
Industrials — (12.9%)
CSX Corp.	22,400	1,546,944	0.4%
FedEx Corp.	16,100	1,476,531	0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
General Electric Co.	89,100	$2,737,152	0.6%
Norfolk Southern Corp.	18,700	1,260,006	0.3%
Raytheon Co.	25,200	1,609,272	0.4%
Southwest Airlines Co.	94,900	1,239,394	0.3%
Union Pacific Corp.	20,400	1,679,124	0.4%
United Technologies Corp.	23,750	1,687,200	0.4%
Other Securities		49,406,540	10.6%
Total Industrials		62,642,163	13.7%
Information Technology — (12.4%)
* Cisco Sytems, Inc.	51,895	1,386,634	0.3%
Electronic Data Systems Corp.	49,600	1,214,704	0.3%
Hewlett-Packard Co.	35,000	1,647,100	0.4%
Intel Corp.	59,762	1,385,283	0.3%
International Business Machines Corp.	15,866	2,053,536	0.5%
Microsoft Corp.	44,200	1,251,744	0.3%
Other Securities		51,250,134	11.1%
Total Information Technology		60,189,135	13.2%
Materials — (5.7%)
Alcoa, Inc.	42,370	1,719,798	0.4%
Dow Chemical Co.	36,800	1,486,720	0.3%
Other Securities		24,451,043	5.4%
Total Materials		27,657,561	6.1%
Telecommunication Services — (1.8%)
AT&T, Inc.	52,000	2,074,800	0.5%
Verizon Communications, Inc.	78,830	3,032,590	0.7%
Other Securities		3,656,285	0.7%
Total Telecommunication Services		8,763,675	1.9%
Utilities — (2.8%)
Total Utilities		13,295,195	2.9%
TOTAL COMMON STOCKS		450,198,981	98.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		50,505	0.0%
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,923,346	5,923,346	1.3%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.9%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $42,993,486 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/36 to 02/01/38 & FNMA 5.994%(r), 10/01/37 & 6.439%(r), 08/01/30, valued at $25,927,080) to be repurchased at $25,176,852	$25,172	25,171,922	5.5%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $4,556,417 FNMA 5.000%, 04/01/38 & 5.500%, 03/01/35, valued at $3,257,564) to be repurchased at $3,160,958	3,160	3,160,363	0.7%
TOTAL SECURITIES LENDING COLLATERAL		28,332,285	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $480,546,736)		$484,505,117	106.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company		$2,836,188,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,641,926,583)	194,927,020	$2,836,188,141

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company		$4,232,281,741
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,958,795,825)	457,049,864	$4,232,281,741

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.2%)
Real Estate Investment Trusts — (83.2%)
*# Alexander's, Inc.	48,900	$16,870,500	0.6%
# Alexandria Real Estate Equities, Inc.	316,750	33,037,025	1.2%
# AMB Property Corp.	973,065	57,352,451	2.1%
# Apartment Investment & Management Co. Class A	939,087	37,159,673	1.4%
# AvalonBay Communities, Inc.	754,956	76,401,547	2.8%
BioMed Realty Trust, Inc.	643,252	16,904,663	0.6%
# Boston Properties, Inc.	1,136,764	111,107,313	4.1%
Brandywine Realty Trust	855,320	16,054,356	0.6%
# BRE Properties, Inc. Class A	500,915	24,274,341	0.9%
# Camden Property Trust	517,709	25,502,345	0.9%
CBL & Associates Properties, Inc.	645,646	16,986,946	0.6%
# Commercial Net Lease Realty	712,704	16,185,508	0.6%
Corporate Office Properties Trust	465,400	17,643,314	0.6%
# Developers Diversified Realty Corp.	1,173,594	46,568,210	1.7%
# Digital Realty Trust, Inc.	636,217	26,911,979	1.0%
# Douglas Emmett, Inc.	1,104,088	27,050,156	1.0%
# Duke Realty Corp.	1,430,536	36,736,164	1.3%
# Entertainment Properties Trust	274,379	15,104,564	0.5%
# Equity One, Inc.	726,176	16,854,545	0.6%
# Equity Residential	2,563,239	108,399,377	4.0%
# Essex Property Trust, Inc.	247,400	29,556,878	1.1%
# Federal Realty Investment Trust	577,252	46,538,056	1.7%
# General Growth Properties, Inc.	2,391,809	99,403,582	3.6%
HCP, Inc.	1,442,103	49,406,449	1.8%
# Health Care REIT, Inc.	646,027	31,203,104	1.1%
Highwood Properties, Inc.	417,300	15,022,800	0.5%
# Home Properties, Inc.	322,970	16,536,064	0.6%
Hospitality Properties Trust	922,519	28,598,089	1.0%
Host Marriott Corp.	5,143,768	88,421,372	3.2%
HRPT Properties Trust	2,214,959	17,254,531	0.6%
# Kilroy Realty Corp.	323,193	17,620,482	0.6%
# Kimco Realty Corp.	2,475,170	97,397,940	3.6%
# Liberty Property Trust	904,453	32,108,082	1.2%
Mack-Cali Realty Corp.	645,131	24,927,862	0.9%
# Nationwide Health Properties, Inc.	695,224	23,727,995	0.9%
# Post Properties, Inc.	429,266	15,243,236	0.6%
# ProLogis	2,456,890	152,155,198	5.5%
# Public Storage	1,623,966	143,120,124	5.2%
# Realty Income Corp.	995,148	24,381,126	0.9%
# Regency Centers Corp.	683,682	45,458,016	1.7%
Senior Housing Properties Trust	895,730	19,894,163	0.7%
# Simon Property Group, Inc.	2,124,732	211,113,372	7.7%
# SL Green Realty Corp.	580,309	57,856,807	2.1%
Taubman Centers, Inc.	517,061	27,792,029	1.0%
The Macerich Co.	707,066	50,576,431	1.8%
# UDR, Inc.	1,313,231	32,489,335	1.2%
# Ventas, Inc.	942,328	44,911,352	1.6%
# Vornado Realty Trust	1,454,980	142,195,195	5.2%
# Washington REIT	459,824	15,491,471	0.6%
# Weingarten Realty Investors	838,057	28,912,967	1.1%
Other Securities		362,205,537	13.3%
TOTAL COMMON STOCKS		2,734,624,622	99.7%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $673,084,617 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 05/01/12 to 11/01/47, valued at $504,976,414) to be repurchased at $490,364,374	$490,268	$490,268,363	17.9%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,476,785 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 05/01/28 to 05/01/38, valued at $62,682,240) to be repurchased at $60,867,384	60,856	60,855,923	2.2%
TOTAL SECURITIES LENDING COLLATERAL		551,124,286	20.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,795,878,957)		$3,285,748,908	119.8%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
# BHP Billiton, Ltd.	360,962	$15,176,199	0.7%
Other Securities		110,125,897	5.2%
TOTAL — AUSTRALIA		125,302,096	5.9%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		9,959,037	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		20,748,743	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8	0.0%
TOTAL — BELGIUM		20,748,751	1.0%
CANADA — (7.4%)
COMMON STOCKS — (7.4%)
# EnCana Corp.	108,800	9,801,417	0.5%
# Manulife Financial Corp.	214,690	8,290,716	0.4%
Potash Corp. of Saskatchewan, Inc.	46,500	9,234,949	0.4%
* Research In Motion, Ltd.	73,300	10,137,030	0.5%
# Royal Bank of Canada	210,980	10,786,820	0.5%
Suncor Energy, Inc.	133,958	9,142,202	0.4%
Other Securities		120,029,017	5.6%
TOTAL — CANADA		177,422,151	8.3%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		22,189,167	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		159,182	0.0%
TOTAL — DENMARK		22,348,349	1.0%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Nokia Oyj	422,721	12,050,142	0.6%
Other Securities		21,572,592	1.0%
TOTAL — FINLAND		33,622,734	1.6%
FRANCE — (8.0%)
COMMON STOCKS — (7.9%)
# BNP Paribas SA	122,464	12,630,415	0.6%
Sanofi - Aventis	111,839	8,338,426	0.4%
# Total SA	235,328	20,509,874	1.0%
Other Securities		149,067,051	6.9%
TOTAL COMMON STOCKS		190,545,766	8.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,283,283	0.1%
TOTAL — FRANCE		191,829,049	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.3%)
COMMON STOCKS — (7.3%)
Allianz SE	46,204	$8,740,747	0.4%
BASF AG	65,207	9,756,725	0.5%
Daimler AG	117,627	8,942,371	0.4%
E.ON AG	76,335	16,195,878	0.8%
RWE AG Series A	67,377	8,701,385	0.4%
Siemens AG	83,409	9,451,784	0.4%
Other Securities		112,310,359	5.3%
TOTAL — GERMANY		174,099,249	8.2%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		13,553,567	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		41,479,563	1.9%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		12,482,530	0.6%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Enel SpA	697,674	7,845,191	0.4%
# Eni SpA	285,395	11,644,243	0.6%
# UniCredito Italiano SpA	1,478,873	10,345,681	0.5%
Other Securities		43,054,220	1.9%
TOTAL COMMON STOCKS		72,889,335	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		50,791	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,543	0.0%
TOTAL — ITALY		72,944,669	3.4%
JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
Mitsubishi UFJ Financial Group, Inc.	990,882	10,076,840	0.5%
Mitsubishi UFJ Financial Group, Inc. ADR	879,800	8,929,970	0.4%
Mizuho Financial Group, Inc.	1,541	8,093,100	0.4%
Nintendo Co., Ltd.	16,200	8,922,916	0.4%
Sumitomo Mitsui Financial Group, Inc.	996	8,581,450	0.4%
Takeda Pharmaceutical Co., Ltd.	137,900	7,994,253	0.4%
Toyota Motor Corp.	323,900	16,542,962	0.8%
Other Securities		361,010,102	16.8%
TOTAL — JAPAN		430,151,593	20.1%
NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
ArcelorMittal	129,106	12,814,056	0.6%
ING Groep NV	219,463	8,380,126	0.4%
Royal Dutch Shell P.L.C. Series A	303,455	12,956,123	0.6%
Other Securities		36,632,030	1.7%
TOTAL — NETHERLANDS		70,782,335	3.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$2,058,497	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,194,632	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		6,013,612	0.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,772	0.0%
TOTAL — PORTUGAL		6,018,384	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		21,420,302	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,843	0.0%
TOTAL — SINGAPORE		21,449,145	1.0%
SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	489,400	10,918,514	0.5%
# Banco Santander Central Hispano SA	566,687	11,821,115	0.6%
Telefonica SA	405,073	11,615,270	0.5%
Other Securities		51,132,330	2.4%
TOTAL — SPAIN		85,487,229	4.0%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		45,062,355	2.1%
SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
Nestle SA	61,357	30,178,750	1.4%
# Novartis AG	239,486	12,576,193	0.6%
Roche Holding AG Genusschein	107,214	18,494,432	0.9%
Other Securities		77,365,787	3.6%
TOTAL COMMON STOCKS		138,615,162	6.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		337,119	0.0%
TOTAL — SWITZERLAND		138,952,281	6.5%
UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
Anglo American P.L.C.	211,678	14,423,981	0.7%
BG Group P.L.C.	434,325	10,923,618	0.5%
BHP Billiton P.L.C.	251,116	9,553,147	0.5%
BP P.L.C.	2,255,040	27,224,374	1.3%
British American Tobacco P.L.C.	273,139	10,221,718	0.5%
GlaxoSmithKline P.L.C.	629,019	13,930,677	0.7%
HSBC Holdings P.L.C.	1,242,796	20,967,558	1.0%
HSBC Holdings P.L.C. Sponsored ADR	98,000	8,252,580	0.4%
Rio Tinto P.L.C.	114,511	13,772,938	0.7%
Royal Dutch Shell P.L.C. ADR	120,400	10,081,092	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Royal Dutch Shell P.L.C. Series B	303,924	$12,697,278	0.6%
Tesco P.L.C.	1,179,771	9,691,388	0.5%
Vodafone Group P.L.C.	6,093,647	19,567,474	0.9%
Xstrata P.L.C.	115,064	9,104,896	0.4%
Other Securities		213,360,003	9.7%
TOTAL COMMON STOCKS		403,772,722	18.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		849,918	0.1%
TOTAL — UNITED KINGDOM		404,622,640	19.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		899,764	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $7,680,000 FHLMC 6.584%(r), 03/01/37, valued at $6,206,476) to be repurchased at $6,113,988	$6,113	6,113,000	0.3%
SECURITIES LENDING COLLATERAL — (11.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $307,968,985 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/19 to 11/01/37 & FNMA, rates ranging from 4.818%(r) to 6.465%(r), maturities ranging from 06/01/33 to 09/01/45, valued at $227,451,929) to be repurchased at $223,035,756	222,992	222,992,087	10.4%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $55,963,311 FNMA 5.000%, 04/01/38 & 5.000%, 05/01/38, valued at $54,063,895) to be repurchased at $53,010,291	53,000	53,000,000	2.5%
TOTAL SECURITIES LENDING COLLATERAL		275,992,087	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,799,860,790)		$2,401,575,687	112.5%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
Australia & New Zealand Banking Group, Ltd.	376,573	$7,815,172	0.3%
Commonwealth Bank of Australia	214,475	8,686,772	0.3%
National Australia Bank, Ltd.	246,013	7,373,649	0.2%
Other Securities		140,095,557	4.9%
TOTAL COMMON STOCKS		163,971,150	5.7%
PREFERRED STOCKS — (0.0%)
Other Securities		47,796	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,484	0.0%
TOTAL — AUSTRALIA		164,031,430	5.7%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		22,957,055	0.8%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
# Fortis	399,837	9,780,924	0.3%
Other Securities		27,625,162	1.0%
TOTAL COMMON STOCKS		37,406,086	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		987	0.0%
TOTAL — BELGIUM		37,407,073	1.3%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
# EnCana Corp.	80,000	7,206,924	0.2%
# Manulife Financial Corp.	182,673	7,054,311	0.2%
# Royal Bank of Canada	155,257	7,937,858	0.3%
# Toronto Dominion Bank	120,460	8,715,650	0.3%
Other Securities		202,510,217	7.1%
TOTAL COMMON STOCKS		233,424,960	8.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,714	0.0%
TOTAL — CANADA		233,462,674	8.1%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		31,181,366	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		138,759	0.0%
TOTAL — DENMARK		31,320,125	1.1%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		47,441,478	1.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
AXA SA Sponsored ADR	274,912	$9,726,387	0.3%
# BNP Paribas SA	146,852	15,145,689	0.5%
Compagnie de Saint-Gobain	93,414	7,539,452	0.3%
Sanofi - Aventis ADR	197,895	7,385,441	0.3%
Total SA Sponsored ADR	81,090	7,075,913	0.3%
Vivendi SA	201,198	8,462,762	0.3%
Other Securities		155,618,369	5.4%
TOTAL COMMON STOCKS		210,954,013	7.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		995,904	0.0%
TOTAL — FRANCE		211,949,917	7.4%
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Allianz SE	38,332	7,251,544	0.2%
Allianz SE Sponsered ADR	468,900	8,876,277	0.3%
Commerzbank AG	208,386	7,347,788	0.3%
DaimlerChrysler AG	172,726	13,131,169	0.5%
# Deutsche Bank AG	86,078	9,181,270	0.3%
# E. ON AG Sponsered ADR	222,070	15,692,443	0.5%
# Munchener Rueckversicherungs-Gesellschaft AG	44,371	8,312,928	0.3%
Siemens AG Sponsored ADR	97,300	11,071,767	0.4%
Other Securities		133,256,374	4.7%
TOTAL — GERMANY		214,121,560	7.5%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,850,904	1.2%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		66,264,352	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,245	0.0%
TOTAL — HONG KONG		66,271,597	2.3%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
# Allied Irish Banks P.L.C. Sponsored ADR	180,982	7,297,194	0.2%
Other Securities		24,700,341	0.9%
TOTAL — IRELAND		31,997,535	1.1%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Eni SpA Sponsored ADR	111,450	9,093,206	0.3%
Intesa Sanpaolo SpA	1,238,040	8,123,598	0.3%
# UniCredito Italiano SpA	1,570,241	10,984,860	0.4%
Other Securities		63,666,070	2.2%
TOTAL COMMON STOCKS		91,867,734	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,933	0.0%
TOTAL — ITALY		91,878,667	3.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (17.5%)
COMMON STOCKS — (17.5%)
Mitsubishi UFJ Financial Group, Inc.	952,520	$9,686,715	0.3%
Toyota Motor Corp. Sponsored ADR	138,200	14,103,310	0.5%
Other Securities		560,997,337	19.6%
TOTAL — JAPAN		584,787,362	20.4%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	527,776	8,051,897	0.3%
ArcelorMittal	152,014	15,087,726	0.5%
ING Groep NV Sponsered ADR	358,115	13,687,155	0.5%
Koninklijke Philips Electronics NV	211,137	8,110,819	0.3%
Other Securities		59,208,002	2.0%
TOTAL — NETHERLANDS		104,145,599	3.6%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,564,037	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,054	0.0%
TOTAL — NEW ZEALAND		6,565,091	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,543,067	1.2%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		12,211,852	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22,531	0.0%
TOTAL — PORTUGAL		12,234,383	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		40,044,404	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		32,766	0.0%
TOTAL — SINGAPORE		40,077,170	1.4%
SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	640,476	14,289,020	0.5%
# Banco Santander SA Sponsored ADR	881,996	18,433,716	0.7%
Other Securities		69,091,979	2.4%
TOTAL — SPAIN		101,814,715	3.6%
SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		74,064,701	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26	0.0%
TOTAL — SWEDEN		74,064,727	2.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Compagnie Financiere Richemont AG Series A	121,838	$7,593,986	0.3%
Credit Suisse Group Sponsered ADR	301,415	15,339,009	0.5%
Nestle SA	46,170	22,708,947	0.8%
Novartis AG ADR	272,402	14,260,245	0.5%
Roche Holding AG Genusschein	80,105	13,818,125	0.5%
Swiss Re	117,132	9,104,006	0.3%
Zurich Financial SVCS AG	48,442	14,216,893	0.5%
Other Securities		95,250,586	3.3%
TOTAL COMMON STOCKS		192,291,797	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		195,903	0.0%
TOTAL — SWITZERLAND		192,487,700	6.7%
UNITED KINGDOM — (15.2%)
COMMON STOCKS — (15.2%)
Anglo American P.L.C.	142,644	9,719,925	0.3%
Aviva P.L.C.	833,627	10,417,885	0.4%
# Barclays P.L.C. Sponsered ADR	270,000	8,081,100	0.3%
BP P.L.C. Sponsored ADR	374,500	27,154,995	1.0%
# HSBC Holdings P.L.C. Sponsered ADR	443,672	37,361,619	1.3%
Royal Bank of Scotland Group P.L.C.	1,897,696	8,601,084	0.3%
Royal Dutch Shell P.L.C. ADR	315,537	26,419,913	0.9%
Tesco P.L.C.	849,341	6,977,026	0.2%
Vodafone Group P.L.C. Sponsered ADR	931,431	29,889,621	1.0%
Other Securities		343,325,152	12.0%
TOTAL COMMON STOCKS		507,948,320	17.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		690,543	0.0%
TOTAL — UNITED KINGDOM		508,638,863	17.7%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		1,105,393	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $16,300,000 FHLMC 6.04%(r), 11/01/36, valued at $13,363,464) to be repurchased at $13,164,128	$13,162	13,162,000	0.5%
SECURITIES LENDING COLLATERAL — (14.7%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $56,046,551 FNMA 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	1.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $820,998,290 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 10/01/18 to 05/01/38 & FNMA, rates ranging from 4.250%(r) to 5.709%(r), maturities ranging from 09/01/15 to 02/01/38, valued at $450,485,525) to be repurchased at $441,738,965	441,652	441,652,475	15.4%
TOTAL SECURITIES LENDING COLLATERAL		491,652,475	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,285,243,430)		$3,350,968,560	116.8%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (0.3%)
COMMON STOCKS — (0.3%)
National Australia Bank, Ltd.	2,331	$69,866	0.1%
Other Securities		136,145	0.2%
TOTAL — AUSTRALIA		206,011	0.3%
AUSTRIA — (0.1%)
COMMON STOCKS — (0.1%)
Wienerberger AG	1,417	75,047	0.1%
BELGIUM — (0.2%)
COMMON STOCKS — (0.2%)
Fortis	3,111	76,102	0.1%
Other Securities		20,434	0.1%
TOTAL — BELGIUM		96,536	0.2%
BRAZIL — (0.3%)
COMMON STOCKS — (0.3%)
Petroleo Brasileiro SA ADR (71654V101)	1,000	60,440	0.1%
Petroleo Brasileiro SA ADR (71654V408)	800	56,400	0.1%
Other Securities		50,676	0.1%
TOTAL — BRAZIL		167,516	0.3%
CANADA — (0.7%)
COMMON STOCKS — (0.7%)
Petro-Canada	900	51,929	0.1%
Yamana Gold, Inc.	2,900	44,831	0.1%
Other Securities		332,241	0.5%
TOTAL — CANADA		429,001	0.7%
CHINA — (0.6%)
COMMON STOCKS — (0.6%)
Chaoda Modern Agriculture	32,000	45,102	0.1%
Shanghai Industrial Holdings, Ltd.	17,000	62,971	0.1%
Shimao Property Holdings, Ltd.	29,000	48,398	0.1%
Other Securities		241,182	0.3%
TOTAL — CHINA		397,653	0.6%
DENMARK — (0.1%)
COMMON STOCKS — (0.1%)
A P Moller - Maersk A.S.	4	49,834	0.1%
Other Securities		37,717	0.0%
TOTAL — DENMARK		87,551	0.1%
FINLAND — (0.4%)
COMMON STOCKS — (0.4%)
Rautaruukki Oyj Series K	880	46,851	0.1%
Other Securities		178,531	0.3%
TOTAL — FINLAND		225,382	0.4%
FRANCE — (1.0%)
COMMON STOCKS — (1.0%)
BNP Paribas SA	748	77,145	0.1%
Nexans SA	641	87,423	0.1%
Schneider Electric SA	620	77,820	0.1%
Other Securities		378,655	0.7%
TOTAL — FRANCE		621,043	1.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (1.1%)
COMMON STOCKS — (1.1%)
Commerzbank AG	2,296	$80,958	0.1%
Continental AG	373	46,964	0.1%
Deutsche Bank AG	786	83,836	0.2%
Deutsche Telekom AG Sponsored ADR	2,700	45,198	0.1%
E.ON AG	369	78,290	0.1%
Other Securities		323,586	0.5%
TOTAL — GERMANY		658,832	1.1%
HONG KONG — (0.3%)
COMMON STOCKS — (0.3%)
Cheung Kong Holdings, Ltd.	3,000	46,200	0.1%
Other Securities		135,519	0.2%
TOTAL — HONG KONG		181,719	0.3%
ISRAEL — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		7,000	0.0%
ITALY — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		278,769	0.4%
JAPAN — (2.5%)
COMMON STOCKS — (2.5%)
* Idemitsu Kosan Co., Ltd.	500	53,730	0.1%
Millea Holdings, Inc.	1,100	45,415	0.1%
Nintendo Co., Ltd.	100	55,080	0.1%
* Sbi Holdings, Inc.	161	47,436	0.1%
Other Securities		1,371,791	2.2%
TOTAL — JAPAN		1,573,452	2.6%
NETHERLANDS — (0.6%)
COMMON STOCKS — (0.6%)
Aegon NV	5,010	76,434	0.1%
Akzo Nobel NV	741	62,687	0.1%
ArcelorMittal	490	48,634	0.1%
Koninklijke DSM NV	764	46,800	0.1%
Other Securities		107,201	0.2%
TOTAL — NETHERLANDS		341,756	0.6%
NORWAY — (0.2%)
COMMON STOCKS — (0.2%)
Storebrand ASA	5,000	47,608	0.1%
Other Securities		57,225	0.1%
TOTAL — NORWAY		104,833	0.2%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		38,652	0.1%
SINGAPORE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		131,931	0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$132,019	0.2%
SOUTH KOREA — (2.1%)
COMMON STOCKS — (2.1%)
Hanjin Shipping Co., Ltd.	1,000	45,614	0.1%
POSCO ADR	600	81,990	0.1%
Other Securities		1,165,371	1.9%
TOTAL — SOUTH KOREA		1,292,975	2.1%
SPAIN — (0.4%)
COMMON STOCKS — (0.4%)
Repsol YPF SA Sponsored ADR	1,100	45,584	0.1%
Other Securities		180,171	0.3%
TOTAL — SPAIN		225,755	0.4%
SWEDEN — (0.4%)
COMMON STOCKS — (0.4%)
Svenska Handelsbanken AB Series A	2,600	72,459	0.1%
Other Securities		180,146	0.3%
TOTAL — SWEDEN		252,605	0.4%
SWITZERLAND — (0.8%)
COMMON STOCKS — (0.8%)
Clariant AG	4,307	48,097	0.1%
Roche Holding AG Genusschein	680	117,300	0.2%
Swiss Re	928	72,128	0.1%
Zurich Financial SVCS AG	256	75,132	0.1%
Other Securities		195,121	0.3%
TOTAL — SWITZERLAND		507,778	0.8%
TAIWAN — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		828,951	1.4%
UNITED KINGDOM — (2.3%)
COMMON STOCKS — (2.3%)
Barclays P.L.C. Sponsored ADR	2,000	59,860	0.1%
BP P.L.C. Sponsored ADR	800	58,008	0.1%
British Airways P.L.C.	9,854	45,449	0.1%
DSG International P.L.C.	62,674	72,313	0.1%
Enterprise Inns P.L.C.	4,828	44,691	0.1%
HSBC Holdings P.L.C. Sponsored ADR	1,100	92,631	0.2%
Man Group P.L.C.	7,101	87,430	0.1%
Punch Taverns P.L.C.	6,948	76,419	0.1%
Royal Dutch Shell P.L.C. ADR	2,100	175,833	0.3%
Standard Life P.L.C.	15,951	79,396	0.1%
Vodafone Group P.L.C. Sponsored ADR	3,000	96,270	0.2%
Yell Group P.L.C.	23,796	59,526	0.1%
Other Securities		496,832	0.8%
TOTAL COMMON STOCKS		1,444,658	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,779	0.0%
TOTAL — UNITED KINGDOM		1,446,437	2.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
AFFILIATED INVESTMENT COMPANIES — (80.9%)
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,033	$41,155,790	67.6%
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	441	8,983,314	14.7%
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		50,139,104	82.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,915,000 FNMA 6.50%, 09/01/37, valued at $1,584,423) to be repurchased at $1,557,252	$1,557	1,557,000	2.6%
TOTAL INVESTMENTS — (100.0%) (Cost $60,545,727)		$62,005,308	101.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,987,831,833
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,229,111,543
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,000,099,683
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		917,533,693
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		428,182,850
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,594,776,267)		5,562,759,602
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,600,000 FNMA 5.50%, 02/25/36, valued at $3,619,887) to be repurchased at $3,565,576 (Cost $3,565,000)	$3,565	3,565,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,598,341,267)		$5,566,324,602

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$200,253,418
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $298,987,757)	$200,253,418

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$147,558,614
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $133,119,121)	$147,558,614

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$46,506,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $39,966,409)	$46,506,274

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$190,167,036
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $158,218,656)	$190,167,036

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (23.7%)
COMMON STOCKS — (23.7%)
# CFS Retail Property Trust	4,349,305	$8,656,290	1.6%
Commonwealth Property Office Fund	4,075,870	5,070,930	0.9%
DB RREEF Trust	8,994,301	13,605,542	2.5%
Goodman Group	3,971,483	15,217,713	2.8%
GPT Group	6,496,214	17,907,213	3.3%
# ING Industrial Fund	2,880,741	5,499,485	1.0%
ING Office Fund	3,333,798	4,227,262	0.8%
# Macquarie Country Wide Trust	3,016,414	3,406,240	0.6%
Macquarie Office Trust	5,673,085	5,212,274	0.9%
Stockland Trust Group	4,389,153	26,504,261	4.8%
Westfield Group Stapled	1,596,599	26,066,252	4.8%
Other Securities		18,469,193	3.3%
TOTAL — AUSTRALIA		149,842,655	27.3%
BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
Befimmo S.C.A.	32,146	3,710,208	0.7%
# Cofinimmo SA	22,117	4,132,601	0.8%
Other Securities		2,956,242	0.5%
TOTAL — BELGIUM		10,799,051	2.0%
CANADA — (5.1%)
COMMON STOCKS — (5.1%)
# Boardwalk REIT	67,716	2,872,614	0.5%
# H&R REIT	188,900	3,745,300	0.7%
# Riocan REIT	304,033	6,535,975	1.2%
Other Securities		19,290,536	3.5%
TOTAL — CANADA		32,444,425	5.9%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		392,141	0.1%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
# Fonciere des Regions	46,612	6,345,947	1.2%
Klepierre SA	196,986	11,656,386	2.1%
# Mercialys	97,412	4,909,132	0.9%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	39,225	5,428,872	1.0%
# Unibail-Rodamco	85,822	22,322,381	4.1%
Other Securities		6,461,082	1.1%
TOTAL — FRANCE		57,123,800	10.4%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		511,155	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		351,733	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
The Link REIT	5,908,165	$14,818,246	2.7%
Other Securities		2,239,630	0.4%
TOTAL — HONG KONG		17,057,876	3.1%
JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
# Global One Real Estate Investment Co.	246	2,798,724	0.5%
Japan Prime Realty Investment Corp.	1,550	5,129,751	0.9%
Japan Real Estate Investment Corp.	960	11,834,188	2.2%
Japan Retail Fund Investment	943	6,131,919	1.1%
# Kenedix Realty Investment Corp.	467	2,898,110	0.5%
MORI TRUST Sogo REIT, Inc.	308	2,919,865	0.5%
Nippon Building Fund, Inc.	1,255	16,663,512	3.0%
Nippon Commercial Investment Corp.	684	2,545,952	0.5%
Nomura Real Estate Office Fund, Inc.	648	5,158,221	0.9%
# ORIX JREIT, Inc.	660	4,255,807	0.8%
# TOKYU REIT, Inc.	412	3,422,569	0.6%
Other Securities		29,817,759	5.6%
TOTAL — JAPAN		93,576,377	17.1%
NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
Corio NV	114,957	10,078,627	1.8%
Eurocommercial Properties NV	65,578	3,641,950	0.7%
VastNed Retail NV	44,255	4,031,349	0.7%
Wereldhave NV	58,780	6,854,590	1.3%
Other Securities		3,722,919	0.7%
TOTAL — NETHERLANDS		28,329,435	5.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		5,910,997	1.1%
SINGAPORE — (4.6%)
COMMON STOCKS — (4.6%)
Ascendas REIT	2,498,000	4,527,122	0.8%
# Capitacommercial Trust	2,458,000	4,068,181	0.7%
# CapitaMall Trust	3,033,000	7,373,362	1.3%
# Suntec REIT	2,712,000	3,331,846	0.6%
Other Securities		9,849,798	1.9%
TOTAL — SINGAPORE		29,150,309	5.3%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,886,663	0.9%
TAIWAN — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,323,839	0.2%
UNITED KINGDOM — (17.4%)
COMMON STOCKS — (17.4%)
British Land Co. P.L.C.	1,353,191	21,492,664	3.9%
Brixton P.L.C.	933,583	4,833,490	0.9%
Derwent London P.L.C.	227,902	5,323,871	1.0%
Great Portland Estates P.L.C.	607,438	4,657,745	0.8%
Hammerson P.L.C.	849,007	15,402,309	2.8%
Land Securities Group P.L.C.	731,159	20,472,954	3.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Liberty International P.L.C.	788,086	$13,789,555	2.5%
Segro P.L.C	1,332,078	11,000,580	2.0%
Shaftesbury P.L.C.	487,426	4,424,376	0.8%
Other Securities		8,914,549	1.7%
TOTAL — UNITED KINGDOM		110,312,093	20.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,065,000 FHLMC 6.003%(r), 01/01/37, valued at $2,640,033) to be repurchased at $2,600,420	$2,600	2,600,000	0.5%
SECURITIES LENDING COLLATERAL — (14.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $190,641,218 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/32 to 05/01/38 & FNMA, rates ranging from 4.679%(r) to 5.095%(r), maturities ranging from 12/01/11 to 12/01/35, valued at $90,594,258) to be repurchased at $88,835,293	88,818	88,817,899	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $718,509,423)		$633,430,448	115.5%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (8.2%)
COMMON STOCKS — (8.2%)
# ABB Grain, Ltd.	2,915,437	$29,507,315	0.4%
Adelaide Brighton, Ltd.	10,937,983	38,210,677	0.5%
# Centennial Coal Co., Ltd.	7,996,000	38,987,572	0.5%
Downer EDI, Ltd.	3,988,757	27,494,434	0.3%
Futuris Corp., Ltd.	19,369,028	33,134,152	0.4%
# Gunns, Ltd.	10,967,619	31,702,976	0.4%
# Incitec Pivot, Ltd.	353,794	58,919,349	0.7%
Onesteel, Ltd.	5,004,023	34,553,774	0.4%
Pacific Brands, Ltd.	14,821,542	30,081,433	0.4%
Other Securities		523,648,907	5.9%
TOTAL COMMON STOCKS		846,240,589	9.9%
PREFERRED STOCKS — (0.0%)
Other Securities		2,695,681	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		161,101	0.0%
TOTAL — AUSTRALIA		849,097,371	9.9%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		68,276,017	0.8%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		125,544,746	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145	0.0%
TOTAL — BELGIUM		125,544,891	1.5%
CANADA — (7.2%)
COMMON STOCKS — (7.2%)
* Celestica, Inc.	3,826,647	33,814,373	0.4%
IAMGOLD Corp.	5,508,673	32,655,076	0.4%
# Laurentian Bank of Canada	699,800	29,940,115	0.4%
* MDS, Inc.	1,985,527	37,308,564	0.4%
* Saskatchewan Wheat Pool, Inc.	3,065,100	41,953,865	0.5%
Savanna Energy Services Corp.	1,294,587	27,895,640	0.3%
* Sino-Forest Corp.	2,967,406	62,119,610	0.7%
Other Securities		475,690,343	5.6%
TOTAL COMMON STOCKS		741,377,586	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,459,360	0.0%
TOTAL — CANADA		744,836,946	8.7%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		84,905,075	1.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
OKO Bank P.L.C. Class A	1,697,460	$34,962,484	0.4%
Rautaruukki Oyj Series K	1,108,900	59,037,205	0.7%
Other Securities		109,894,215	1.3%
TOTAL — FINLAND		203,893,904	2.4%
FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# Arkema	886,609	56,633,839	0.7%
* Atos Origin SA	770,786	45,512,620	0.5%
# Establissements Maurel et Prom	1,094,817	27,383,478	0.3%
# Havas SA	8,111,619	35,859,586	0.4%
Nexans SA	593,945	81,005,506	0.9%
Rallye SA	413,283	31,398,677	0.4%
* UbiSoft Entertainment SA	359,030	34,806,120	0.4%
Valeo SA	1,231,192	49,105,781	0.6%
Other Securities		281,154,153	3.3%
TOTAL COMMON STOCKS		642,859,760	7.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,887	0.0%
TOTAL — FRANCE		642,883,647	7.5%
GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
# Bilfinger Berger AG	765,357	70,373,930	0.8%
# Norddeutsche Affinerie AG	1,148,031	54,927,714	0.7%
# Salzgitter AG	262,419	51,558,503	0.6%
Other Securities		386,523,270	4.5%
TOTAL — GERMANY		563,383,417	6.6%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		65,803,777	0.8%
HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		252,212,760	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		884,589	0.0%
TOTAL — HONG KONG		253,097,349	2.9%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,948,185	0.8%
ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		185,346,608	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		253,296	0.0%
TOTAL — ITALY		185,599,904	2.2%
JAPAN — (19.8%)
COMMON STOCKS — (19.8%)
Other Securities		2,045,021,933	23.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		$11,848	0.0%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Nutreco Holding NV	1,019,539	74,060,534	0.9%
# Oce NV	2,295,691	32,340,190	0.4%
Other Securities		117,333,453	1.3%
TOTAL — NETHERLANDS		223,734,177	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		28,158,347	0.3%
NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		137,114,331	1.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,621,262	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		124,518,202	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,523	0.0%
TOTAL — SINGAPORE		124,547,725	1.4%
SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
# Ebro Puleva SA	1,492,857	30,049,483	0.4%
Other Securities		105,070,019	1.2%
TOTAL COMMON STOCKS		135,119,502	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		170,991	0.0%
TOTAL — SPAIN		135,290,493	1.6%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
# Trelleborg AB Series B	1,445,214	27,009,905	0.3%
Other Securities		125,158,723	1.5%
TOTAL — SWEDEN		152,168,628	1.8%
SWITZERLAND — (4.0%)
COMMON STOCKS — (4.0%)
Baloise-Holding AG	316,202	35,997,206	0.4%
PSP Swiss Property AG	588,827	36,339,652	0.4%
Other Securities		341,155,513	4.0%
TOTAL — SWITZERLAND		413,492,371	4.8%
UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
Amlin P.L.C.	13,628,903	78,377,439	0.9%
Bellway P.L.C.	3,481,205	42,936,565	0.5%
Bodycote P.L.C.	10,063,146	46,104,691	0.6%
Bovis Homes Group P.L.C.	4,184,856	34,309,244	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Brit Insurance Holdings P.L.C.	10,118,189	$43,453,104	0.5%
Catlin Group, Ltd.	4,763,611	37,225,051	0.4%
DS Smith P.L.C.	12,895,987	34,280,992	0.4%
Greene King P.L.C.	3,287,988	35,214,461	0.4%
# Henderson Group P.L.C.	12,413,150	31,456,642	0.4%
Hiscox, Ltd.	10,621,831	50,004,328	0.6%
Marston's P.L.C.	6,498,608	28,641,797	0.3%
Millennium and Copthorne Hotels P.L.C.	4,451,429	33,820,376	0.4%
# Signet Group P.L.C.	44,044,736	54,123,093	0.6%
Travis Perkins P.L.C.	2,435,107	40,323,108	0.5%
Trinity Mirror P.L.C.	8,578,803	38,696,247	0.5%
Other Securities		715,944,313	8.3%
TOTAL — UNITED KINGDOM		1,344,911,451	15.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 11/01/36, 06/02/08 (Collateralized by $18,315,000 FHLMC 6.04%(r), valued at $15,015,451) to be repurchased at $14,792,391	$14,790	14,790,000	0.2%
SECURITIES LENDING COLLATERAL — (17.8%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $763,915,000 FHLB 2.535%(y), 07/10/09; FHLMC 4.230%, 05/07/13; & FNMA 6.625%, 09/15/09, valued at $800,009,133) to be repurchased at $784,472,193	784,322	784,321,865	9.2%
@ Repurchase Agreement, Deutsche Bank Securities 2.28%, 06/02/08 (Collateralized by $9,292,553 U.S. Treasury Bill 1.900%, 09/18/08, valued at $1,680) to be repurchased at $9,041,165	9,039	9,039,448	0.1%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $701,922,900 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 11/01/22 to 03/01/38, valued at $458,340,196) to be repurchased at $449,438,997	449,352	449,351,748	5.2%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $888,836,867 FNMA, rates ranging from 4.002%(y) to 6.531%(y), maturities ranging from 12/01/33 to 06/01/42, valued at $612,000,641) to be repurchased at $600,118,000	600,000	600,000,000	7.0%
TOTAL SECURITIES LENDING COLLATERAL		1,842,713,061	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $9,324,471,752)		$10,332,846,110	120.5%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,045,292,409
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,534,817,001)	$3,045,292,409

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,271,633,491
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $984,674,058)	$1,271,633,491

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.9%)
COMMON STOCKS — (2.8%)
# Companhia Siderurgica Nacional SA Sponsored ADR	447,684	$22,012,622	1.1%
Companhia Vale do Rio Doce ADR	361,200	14,368,536	0.7%
Other Securities		24,928,775	1.2%
TOTAL COMMON STOCKS		61,309,933	3.0%
PREFERRED STOCKS — (10.1%)
Banco Bradesco SA Sponsored ADR	813,750	19,538,138	1.0%
Banco Itau Holding Financeira SA ADR	448,000	13,758,080	0.7%
Companhia Vale do Rio Doce Series A	237,528	7,918,087	0.4%
Companhia Vale do Rio Doce Sponsored ADR	488,800	16,096,184	0.8%
# Gerdau SA Sponsored ADR	340,850	17,028,866	0.8%
Investimentos Itau SA	1,852,048	13,333,835	0.7%
Metalurgica Gerdau SA	197,450	13,657,009	0.7%
Unibanco-Uniao de Bancos Brasileiros SA ADR	91,947	14,423,726	0.7%
Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,370,437	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	17,768,982	0.9%
Other Securities		86,602,762	4.2%
TOTAL PREFERRED STOCKS		227,496,106	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,498	0.0%
TOTAL — BRAZIL		288,832,537	14.3%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		46,667,110	2.3%
PREFERRED STOCKS — (0.0%)
Other Securities		388,520	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		86,741	0.0%
TOTAL — CHILE		47,142,371	2.3%
CHINA — (10.1%)
COMMON STOCKS — (10.1%)
China Construction Bank Corp.	13,425,000	11,986,215	0.6%
China Mobile, Ltd. Sponsored ADR	319,741	23,593,688	1.2%
China Petroleum and Chemical Corp. (Sinopec) ADR	81,800	8,251,166	0.4%
CNOOC, Ltd. ADR	66,700	11,825,243	0.6%
* Industrial and Commercial Bank of China (Asia), Ltd.	20,509,000	15,361,468	0.8%
# PetroChina Co., Ltd. ADR	90,600	12,915,030	0.6%
Other Securities		142,768,472	7.0%
TOTAL COMMON STOCKS		226,701,282	11.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,135	0.0%
TOTAL — CHINA		226,702,417	11.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	119,417	$9,865,661	0.5%
Other Securities		13,284,800	0.6%
TOTAL — CZECH REPUBLIC		23,150,461	1.1%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
#* MOL Hungarian Oil & Gas NYRT	68,349	10,289,463	0.5%
#* OTP Bank NYRT	257,898	11,629,427	0.6%
Other Securities		9,190,192	0.4%
TOTAL — HUNGARY		31,109,082	1.5%
INDIA — (8.4%)
COMMON STOCKS — (8.4%)
ICICI Bank Sponsored ADR	254,253	9,592,966	0.5%
Infosys Technologies, Ltd.	159,671	7,396,353	0.4%
Reliance Communications, Ltd.	858,243	11,635,815	0.6%
Reliance Industries, Ltd.	492,942	27,864,017	1.4%
Other Securities		132,218,770	6.5%
TOTAL COMMON STOCKS		188,707,921	9.4%
PREFERRED STOCKS — (0.0%)
Other Securities		356,553	0.0%
TOTAL — INDIA		189,064,474	9.4%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Bumi Resources Tbk	11,259,500	9,733,157	0.5%
Other Securities		48,091,658	2.4%
TOTAL COMMON STOCKS		57,824,815	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		40,930	0.0%
TOTAL — INDONESIA		57,865,745	2.9%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	16,034,310	0.8%
Other Securities		42,837,756	2.1%
TOTAL — ISRAEL		58,872,066	2.9%
MALAYSIA — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		85,880,878	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,039	0.0%
TOTAL — MALAYSIA		86,064,917	4.3%
MEXICO — (7.6%)
COMMON STOCKS — (7.6%)
America Movil S.A.B. de C.V. Series L ADR	347,075	20,744,673	1.0%
Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,793,998	0.9%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	12,103,142	0.6%
# Grupo Elektra S.A. de C.V.	174,391	6,877,660	0.3%
# Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	10,067,286	0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Grupo Mexico S.A.B. de C.V. Series B	994,848	$7,451,937	0.4%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	9,275,530	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	1,499,339	6,628,085	0.3%
Other Securities		79,291,065	3.9%
TOTAL — MEXICO		170,233,376	8.4%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		15,829,787	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Bank Pekao SA	97,129	8,442,832	0.4%
* Polski Koncern Naftowy Orlen SA	443,752	8,189,243	0.4%
Other Securities		39,154,371	2.0%
TOTAL COMMON STOCKS		55,786,446	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,294	0.0%
TOTAL — POLAND		55,790,740	2.8%
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
ArcelorMittal South Africa, Ltd.	227,088	7,448,416	0.4%
Gold Fields, Ltd. Sponsored ADR	534,777	6,914,667	0.3%
Impala Platinum Holdings, Ltd.	194,437	8,302,701	0.4%
MTN Group, Ltd.	610,630	12,209,099	0.6%
Naspers, Ltd. Series N	305,893	7,139,040	0.4%
Sanlam, Ltd.	2,779,807	7,040,346	0.4%
Sasol, Ltd. Sponsored ADR	348,100	21,895,490	1.1%
Standard Bank Group, Ltd.	831,943	9,084,203	0.5%
Other Securities		120,624,575	5.8%
TOTAL COMMON STOCKS		200,658,537	9.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		225,979	0.0%
TOTAL — SOUTH AFRICA		200,884,516	9.9%
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
Kookmin Bank Sponsored ADR	114,168	7,129,792	0.4%
POSCO ADR	81,940	11,197,101	0.6%
Samsung Electronics Co., Ltd.	33,997	24,471,643	1.2%
Other Securities		195,038,948	9.6%
TOTAL COMMON STOCKS		237,837,484	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		49,711	0.0%
TOTAL — SOUTH KOREA		237,887,195	11.8%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
#* China Life Insurance Co., Ltd. ADR	138,156	8,337,715	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,377,409	9,572,854	0.5%
Other Securities		214,559,574	10.6%
TOTAL — TAIWAN		232,470,143	11.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		$46,587,568	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		38,643	0.0%
TOTAL — THAILAND		46,626,211	2.3%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		43,438,164	2.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,415,000 FHLMC 6.50%, 09/01/37, valued at $4,209,130) to be repurchased at $4,146,670	$4,146	4,146,000	0.2%
SECURITIES LENDING COLLATERAL — (10.3%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $260,118,420 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/23 to 05/01/38 & FNMA 5.596%(r), 01/01/38, valued at $236,001,360) to be repurchased at $231,419,193	231,374	231,373,882	11.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,741,503,414)		$2,247,484,084	111.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

May 31, 2008
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company		$3,503,275,099
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,493,969,030)	351,029,569	$3,503,275,099

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	308,002,101	$3,218,621,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,098,289,179)		$3,218,621,955

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.1%)
BONDS — (6.1%)
Australia & New Zealand Banking Group, Ltd.
(z) 6.030%, 07/28/08	4,800	$3,743,764
Commonwealth Bank of Australia 5.750%, 06/30/08	1,450	1,383,601
National Australia Bank, Ltd. (c) 4.750%, 11/28/08	450	455,782
(g) 4.250%, 12/30/08	215	420,289
Toyota Finance Australia 5.050%, 07/28/08	2,570	2,444,715
Westpac Banking Corp. (z) 6.000%, 06/19/08	4,480	3,505,346
(e) 2.875%, 06/25/08	200	310,678
TOTAL — AUSTRALIA		12,264,175
AUSTRIA — (1.9%)
BONDS — (1.9%)
Austria Government International Bond (z) 6.000%, 09/26/08	2,250	1,746,353
Oesterreichische Kontrollbank AG (g) 6.000%, 06/15/09	1,060	2,105,056
TOTAL — AUSTRIA		3,851,409
CANADA — (1.7%)
BONDS — (1.7%)
Canadian Government (e) 4.500%, 04/28/09	1,671	2,594,498
Wells Fargo Finance Canada 5.000%, 06/16/08	800	805,974
TOTAL — CANADA		3,400,472
DENMARK — (2.9%)
BONDS — (2.9%)
Denmark, Kingdom of 4.000%, 08/15/08	3,300	687,365
Kommunekredit 5.500%, 08/13/09	24,700	5,175,826
TOTAL — DENMARK		5,863,191
FRANCE — (4.3%)
BONDS — (4.3%)
Caisse D'Amortissement de la Dette Sociale (z) 7.000%, 01/30/09	4,380	3,391,282
French Government Note 8.500%, 10/25/08	3,400	5,370,824
TOTAL — FRANCE		8,762,106

	Face Amount^	Value†
	(000)
GERMANY — (5.3%)
BONDS — (5.3%)
Deutsche Bank AG (n) 4.500%, 05/15/09	16,600	$3,191,314
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	22,000	3,627,894
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,509,183
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	32,000	302,697
TOTAL — GERMANY		10,631,088
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital (g) 4.875%, 06/16/08	690	1,365,804
Helaba International Finance (t) 5.000%, 07/30/08	1,000	950,750
TOTAL — IRELAND		2,316,554
JAPAN — (0.8%)
BONDS — (0.8%)
Toyota Motor Credit Corp. (g) 4.000%, 12/11/08	800	1,562,927
NETHERLANDS — (6.0%)
BONDS — (6.0%)
Bank Nederlandse Gemeenten (t) 4.750%, 06/17/08	645	615,673
(t) 4.700%, 06/23/08	210	200,345
(z) 6.326%, 10/16/08	3,950	3,066,804
(g) 4.625%, 12/07/08	255	500,373
Nederlandse Waterschapsbank N.V. (g) 4.625%, 12/30/08	800	1,569,541
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	870	1,353,496
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,799,944
3.750%, 09/15/09	1,960	2,996,759
TOTAL — NETHERLANDS		12,102,935
NORWAY — (4.2%)
BONDS — (4.2%)
Eksportfinans (t) 4.960%, 10/23/08	5,000	4,722,344
Kommunalbanken (t) 5.350%, 06/15/09	2,635	2,446,293
5.000%, 07/14/09	7,000	1,355,396
TOTAL — NORWAY		8,524,033

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.9%)
BONDS — (4.9%)
European Investment Bank (g) 4.500%, 10/23/08	1,100	$2,165,171
(g) 6.250%, 12/07/08	800	1,586,603
(s) 4.000%, 04/15/09	6,000	990,840
Nordic Investment Bank (t) 4.320%, 06/02/08	2,580	2,465,973
(g) 5.750%, 11/06/08	710	1,403,664
World Bank (International Bank for Reconstruction & Development) (t) 4.030%, 06/26/08	650	619,696
(t) 4.250%, 07/28/08	330	313,565
(z) 5.500%, 11/03/08	425	328,776
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,874,288
SWEDEN — (5.3%)
BONDS — (5.3%)
City of Stockholm 3.375%, 03/08/10	10,000	1,616,722
Kommuninvest (z) 6.060%, 06/12/08	1,450	1,135,326
(t) 5.100%, 09/29/08	2,550	2,414,208
Svensk Exportkredit AB (d) 5.375%, 10/15/09	15,000	3,125,925
Sweden Government Bond 4.000%, 12/01/09	11,000	1,821,632
Swedish Export Credit Corp. (z) 6.000%, 12/19/08	880	678,990
TOTAL — SWEDEN		10,792,803
UNITED KINGDOM — (6.4%)
BONDS — (6.4%)
Bank of England (e) 3.000%, 01/27/09	1,320	2,030,374
Bank of Scotland 4.250%, 12/17/08	560	1,094,080
BP Capital Markets P.L.C. 5.125%, 12/07/08	325	638,463
5.375%, 01/09/09	2,080	4,088,764
Network Rail Finance P.L.C. 4.875%, 03/06/09	2,620	5,155,134
TOTAL — UNITED KINGDOM		13,006,815
UNITED STATES — (48.3%)
AGENCY OBLIGATIONS — (2.2%)
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,500	4,476,564
BONDS — (8.4%)
Banco Santander SA Floating Rate Note (r) 4.731%, 03/16/09	500	775,772
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	600	599,697

	Face Amount^	Value†
	(000)
Deutsche Bank AG Floating Rate Note (r) 4.579%, 09/08/09	1,250	$1,942,348
General Electric Capital Corp. (g) 4.500%, 12/15/08	175	343,123
(j) 0.750%, 02/05/09	32,000	302,743
General Electric Capital Floating Rate Note (r) 6.228%, 02/01/10	1,400	2,772,900
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	500	494,013
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	200	200,480
John Deere Capital Corp. Floating Rate Note (r) 2.999%, 10/16/09	2,100	2,095,953
(r) 3.530%, 02/26/10	500	499,648
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	600	598,425
(r) 2.748%, 05/07/10	1,500	1,483,077
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	300	299,237
Paccar Financial Europe Floating Rate Note (r) 4.858%, 09/29/09	400	618,268
Toyota Motor Credit Corp. (n) 4.625%, 01/22/10	4,200	801,128
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	500	494,661
Wal-Mart Stores, Inc. 4.000%, 01/15/10	2,500	2,527,340
TOTAL BONDS		16,848,813
CERTIFICATES OF DEPOSIT INTEREST BEARING — (1.8%)
Barclays Bank 2.680%, 07/01/08	3,000	3,000,000
Royal Bank of Canada 2.490%, 06/18/08	700	700,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		3,700,000
COMMERCIAL PAPER — (35.9%)
Abbey National North America 2.520%, 08/18/08	2,000	1,988,489
Allianz Finance Corp. 2.420%, 06/02/08	700	699,867
2.500%, 08/18/08	2,100	2,087,913
Bank of America Corp. 2.560%, 08/04/08	4,700	4,677,907
2.520%, 08/11/08	1,000	994,744
Bank of Nova Scotia 2.780%, 06/23/08	1,000	998,445
2.520%, 08/13/08	4,600	4,575,371

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
BNP Paribas Finance, Inc. 2.810%, 06/18/08	1,800	$1,797,796
2.600%, 08/01/08	1,000	995,587
2.600%, 08/14/08	1,000	994,566
Cafco LLC 2.550%, 06/06/08	4,000	3,997,908
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	650	648,361
2.500%, 08/01/08	2,500	2,488,966
2.560%, 08/25/08	2,500	2,484,183
CBA (DE) Finance, Inc. 2.670%, 07/11/08	3,000	2,991,516
Ciesco L.P. 2.680%, 06/02/08	3,000	2,999,327
2.500%, 06/09/08	1,700	1,698,730
Cornell University 2.600%, 06/02/08	3,000	3,000,000
Danske Corp. 2.920%, 07/18/08	1,800	1,793,958
2.550%, 08/22/08	1,400	1,391,487
Dexia Delaware LLC 2.510%, 06/16/08	700	699,240
2.600%, 08/08/08	4,000	3,980,167
2.600%, 08/21/08	1,100	1,093,401
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	4,000	3,979,219
New Center Asset Trust 2.800%, 06/11/08	4,000	3,996,413
2.750%, 06/23/08	1,800	1,796,772
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	1,800	1,798,045

	Face Amount^	Value†
	(000)
Societe Generale North America 2.700%, 08/05/08	2,800	$2,786,774
2.670%, 08/14/08	2,000	1,989,132
Southern Co. 2.250%, 06/03/08	900	899,769
Svenska Handelsbanken 2.650%, 06/10/08	500	499,652
2.550%, 08/11/08	2,600	2,586,492
Total Capital SA 2.230%, 06/30/08	900	898,195
UBS Finance Delaware, Inc. 2.600%, 07/10/08	700	698,075
Westpac Banking Corp. 2.600%, 08/06/08	1,400	1,393,278
TOTAL COMMERCIAL PAPER		72,399,745
TOTAL — UNITED STATES		97,425,122
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,630,000 FHLMC 6.50%, 09/01/37, valued at $1,553,994) to be repurchased at $1,528,247	$1,528	1,528,000
TOTAL INVESTMENTS — (100.0%) (Cost $201,782,795)		$201,905,918

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Notes
4.500%, 03/31/12	$67,000	$70,067,327
4.875%, 06/30/12	245,000	259,987,140
4.625%, 07/31/12	242,300	255,020,750
4.375%, 08/15/12	71,200	74,392,893
4.125%, 08/31/12	266,400	275,266,058
4.250%, 09/30/12	234,000	243,030,996
TOTAL U.S. TREASURY OBLIGATIONS		1,177,765,164
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,140,000 FNMA 6.50%, 09/01/37, valued at $1,828,597) to be repurchased at $1,799,291	1,799	1,799,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,209,013,800)		$1,179,564,164

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.7%)
BONDS — (3.7%)
Austria Government International Bond (f) 3.000%, 08/21/09	30,800	$29,550,535
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	100,819,240
TOTAL — AUSTRIA		130,369,775
CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	27,968,655
DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	31,690,924
FRANCE — (1.7%)
BONDS — (1.7%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	17,524,202
IXIS- CIB 2.750%, 06/26/08	12,100	18,800,800
Total Capital SA (f) 2.375%, 10/01/09	15,000	14,262,082
(f) 1.625%, 07/12/11	9,650	8,819,364
TOTAL — FRANCE		59,406,448
GERMANY — (9.0%)
BONDS — (9.0%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	7,690,355
(j) 1.000%, 09/20/10	2,950,000	27,810,172
Bundesrepublik Deutschland 4.125%, 07/04/08	36,200	56,302,663
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	15,560	2,565,910
(j) 1.750%, 03/23/10	750,000	7,204,269
(j) 1.850%, 09/20/10	7,580,000	72,997,226
LB Baden-Wuerttemberg (t) 5.130%, 09/24/08	10,370	9,821,210
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	40,000	62,137,092
(t) 5.000%, 08/11/08	8,000	7,597,064
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	6,700,000	63,338,960
TOTAL — GERMANY		317,464,921

	Face Amount^	Value†
	(000)
JAPAN — (3.0%)
BONDS — (3.0%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	10,968,000	$105,062,935
NETHERLANDS — (3.0%)
BONDS — (3.0%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,895,555
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	5,999,815
(j) 0.800%, 02/03/11	10,185,000	94,861,652
TOTAL — NETHERLANDS		103,757,022
NORWAY — (2.5%)
BONDS — (2.5%)
Eksportfinans (f) 2.000%, 03/17/09	17,000	16,191,927
(j) 1.800%, 06/21/10	7,298,000	70,072,223
TOTAL — NORWAY		86,264,150
SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	28,391,836
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.9%)
BONDS — (2.9%)
African Development Bank (j) 1.950%, 03/23/10	1,000,000	9,607,285
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	89,269,474
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,508,843
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		100,385,602
SWEDEN — (1.5%)
BONDS — (1.5%)
Kommuninvest (t) 5.140%, 10/30/08	6,090	5,752,869
(t) 5.050%, 02/24/09	11,650	10,908,034
4.100%, 05/11/09	156,000	25,726,910
(f) 2.250%, 12/14/09	9,260	8,779,768
TOTAL — SWEDEN		51,167,581
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	6,142,818

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (1.6%)
BONDS — (1.6%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	61,500	$57,380,075
UNITED STATES — (67.9%)
AGENCY OBLIGATIONS — (1.5%)
Federal National Mortgage Association 6.125%, 03/15/12	50,000	53,857,400
BONDS — (26.3%)
American Express Credit Floating Rate Note
(r) 5.858%, 04/06/09	20,000	19,858,200
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	43,879,292
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	90,000	88,953,300
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	6,039,876
(j) 1.450%, 11/10/11	10,283,000	95,823,865
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	9,400	9,287,454
Hewlett-Packard Co. Floating Rate Note
(r) 5.051%, 06/15/10	80,000	79,321,600
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	16,600	16,639,840
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	87,900	87,838,206
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Paccar Financial Corp. Floating Rate Note
(r) 5.494%, 12/03/10	47,900	47,738,673
(r) 3.438%, 04/01/11	37,000	36,771,710
Toyota Motor Credit Corp. (t) 4.940%, 09/22/08	7,000	6,624,944
(j) 0.550%, 06/30/10	4,423,000	41,352,071
(j) 1.300%, 03/16/12	6,490,000	61,203,064

	Face Amount^	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	$93,985,685
Wal-Mart Stores, Inc. 4.250%, 04/15/13	8,500	8,481,895
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		923,046,735
U.S. TREASURY OBLIGATIONS — (40.1%)
U.S. Treasury Notes 4.500%, 03/31/12	164,300	171,821,818
4.500%, 04/30/12	76,000	79,556,572
4.750%, 05/31/12	87,300	92,183,387
4.875%, 06/30/12	241,800	256,591,390
4.625%, 07/31/12	270,700	284,911,750
4.375%, 08/15/12	89,400	93,409,054
4.125%, 08/31/12	233,000	240,754,473
4.250%, 09/30/12	178,300	185,181,310
TOTAL U.S. TREASURY OBLIGATIONS		1,404,409,754
TOTAL — UNITED STATES		2,381,313,889
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $22,590,000 FHLMC 6.04%(r), 11/01/36, valued at $18,520,286) to be repurchased at $18,247,950	$18,245	18,245,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,402,524,887)		$3,505,011,631

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (61.8%)
Federal Farm Credit Bank 7.160%, 05/19/10	$3,000	$3,226,833
4.180%, 09/22/10	7,000	7,137,095
6.700%, 11/22/10	2,000	2,159,520
6.135%, 12/13/10	4,000	4,263,808
5.750%, 01/18/11	9,000	9,515,961
6.000%, 03/07/11	9,000	9,565,182
6.740%, 04/11/11	1,000	1,082,446
4.800%, 05/24/11	3,300	3,394,482
6.300%, 06/06/11	2,800	3,003,778
4.250%, 07/11/11	13,600	13,775,059
4.350%, 11/02/11	8,000	8,126,816
4.200%, 11/07/11	6,650	6,723,669
4.300%, 11/23/11	5,500	5,578,380
6.260%, 12/02/11	2,000	2,155,796
4.950%, 12/22/11	9,000	9,324,693
5.230%, 02/14/12	12,000	12,569,940
4.500%, 03/14/12	8,500	8,698,041
4.625%, 03/16/12	7,000	7,194,033
5.000%, 06/01/12	4,295	4,482,580
4.480%, 08/24/12	12,000	12,277,332
6.280%, 11/26/12	3,000	3,283,602
4.400%, 01/03/13	11,000	11,187,407
4.150%, 05/15/13	10,000	10,023,150
5.580%, 07/03/13	23,000	24,525,636
3.880%, 07/08/13	7,000	6,919,507
4.920%, 08/26/13	4,125	4,275,447
4.710%, 10/18/13	7,000	7,186,088
4.900%, 01/16/14	5,700	5,903,627
5.300%, 02/18/14	12,000	12,669,900
5.250%, 06/05/14	14,400	15,177,643
4.375%, 06/30/14	3,915	3,943,803
8.160%, 09/30/14	3,615	4,384,178
4.700%, 12/10/14	4,000	4,085,404
4.375%, 02/17/15	14,300	14,314,386
6.030%, 03/21/16	4,700	5,168,764
5.050%, 03/08/17	10,000	10,242,810
5.625%, 08/18/17	4,000	4,317,016
5.100%, 09/03/19	9,000	9,154,953
5.320%, 09/03/19	21,300	22,068,355
5.150%, 11/15/19	11,200	11,430,832
4.670%, 05/07/20	5,600	5,461,971
5.350%, 08/07/20	6,700	6,933,086
5.250%, 03/02/21	6,100	6,235,969
Federal Home Loan Bank 4.125%, 08/13/10	9,000	9,161,145
6.625%, 11/15/10	1,000	1,074,265
5.875%, 02/15/11	7,000	7,393,687
4.500%, 05/13/11	2,045	2,086,010
6.000%, 05/13/11	10,205	10,856,242
7.200%, 06/14/11	3,000	3,289,302
5.750%, 08/15/11	12,000	12,696,144
5.375%, 08/19/11	13,500	14,133,609
5.000%, 10/13/11	25,000	25,922,125
5.625%, 11/15/11	5,000	5,286,455

	Face Amount	Value†
	(000)
5.625%, 02/15/12	$6,100	$6,474,278
5.750%, 05/15/12	26,300	28,135,398
4.625%, 08/15/12	15,175	15,605,879
4.500%, 11/15/12	20,000	20,444,520
5.126%, 02/28/13	5,615	5,878,944
3.875%, 06/14/13	12,600	12,474,315
5.375%, 06/14/13	52,400	55,419,498
4.500%, 09/16/13	11,000	11,183,326
6.395%, 06/03/14	5,200	5,787,948
5.250%, 06/18/14	14,000	14,740,152
6.700%, 06/25/14	12,500	14,120,188
4.500%, 11/14/14	4,000	4,040,536
4.875%, 03/11/16	8,600	8,811,362
5.375%, 09/09/16	6,000	6,347,886
4.625%, 09/11/20	11,200	10,851,691
5.000%, 03/12/21	5,200	5,218,886
5.000%, 12/10/21	39,500	39,221,920
5.750%, 06/10/22	19,500	20,732,498
4.750%, 03/10/23	7,700	7,354,178
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,763,770
6.790%, 05/23/12	37,600	41,468,213
6.000%, 03/15/13	28,100	30,327,375
4.750%, 08/01/13	12,500	12,784,363
6.250%, 12/15/17	10,000	11,214,670
TOTAL AGENCY OBLIGATIONS		838,449,756
U.S. TREASURY OBLIGATIONS — (37.6%)
U.S. Treasury Bonds 11.250%, 02/15/15	15,500	22,416,875
10.625%, 08/15/15	11,000	15,696,483
9.875%, 11/15/15	6,000	8,338,596
9.250%, 02/15/16	9,000	12,215,394
7.250%, 05/15/16	6,000	7,348,128
7.500%, 11/15/16	10,800	13,448,527
9.000%, 11/15/18	12,200	17,030,444
8.125%, 08/15/19	3,800	5,056,079
8.750%, 08/15/20	21,200	29,709,807
8.125%, 05/15/21	29,100	39,348,671
7.250%, 08/15/22	16,200	20,655,000
7.625%, 11/15/22	28,500	37,557,642
7.125%, 02/15/23	8,800	11,136,127
U.S. Treasury Notes 5.750%, 08/15/10	3,600	3,830,342
5.000%, 08/15/11	35,000	37,086,315
4.875%, 02/15/12	62,800	66,528,750
4.375%, 08/15/12	54,700	57,152,967
4.000%, 11/15/12	9,700	9,984,181
3.875%, 02/15/13	27,600	28,177,889
3.625%, 05/15/13	7,700	7,779,402
4.250%, 08/15/13	30,100	31,245,215
4.000%, 02/15/14	18,500	18,952,381
4.875%, 08/15/16	8,200	8,722,110
TOTAL U.S. TREASURY OBLIGATIONS		509,417,325

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $46,245,000 FNMA 3.50%, 03/25/33, valued at $8,012,584) to be repurchased at $7,895,276	$7,894	$7,894,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,311,360,350)		$1,355,761,081

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
U.S. Treasury Inflation Notes
3.000%, 07/15/12	$5,900	$7,611,263
1.875%, 07/15/13	27,200	32,965,542
2.000%, 01/15/14	27,100	32,776,940
2.000%, 07/15/14	26,000	30,848,456
1.625%, 01/15/15	25,300	28,908,356
1.875%, 07/15/15	23,100	26,267,323
2.000%, 01/15/16	21,350	23,973,050
2.500%, 07/15/16	21,500	24,619,158
2.375%, 01/15/17	22,100	25,113,727
2.625%, 07/15/17	21,900	24,703,057
1.625%, 01/15/18	23,200	23,396,039
2.375%, 01/15/25	21,700	25,535,457
2.000%, 01/15/26	15,300	16,169,559
2.375%, 01/15/27	12,300	13,518,705
1.750%, 01/15/28	11,200	10,742,484
TOTAL U.S. TREASURY OBLIGATIONS		347,149,116
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,985,000 FNMA 5.00%, 06/01/22, valued at $3,412,611) to be repurchased at $3,362,544	3,362	3,362,000
TOTAL INVESTMENTS — (100.0%) (Cost $340,135,680)		$350,511,116

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.7%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,013,680
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,087,800
Alabama Water Pollution Control Authority (RB) Series B (AMBAC) 5.000%, 08/15/08	2,160	2,170,606
TOTAL ALABAMA		7,272,086
ARIZONA — (3.7%)
Arizona State Transportation Board (RB) Series A 5.250%, 07/01/08	3,000	3,007,590
City of Scottsdale (GO) 5.000%, 07/01/08	2,250	2,255,423
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,831,827
Phoenix Civic Improvement Corp. (RB) (FGIC) 5.000%, 07/01/08	1,500	1,503,330
Salt River Project Agricultural (TECP) 1.700%, 06/02/08	25,506	25,506,000
TOTAL ARIZONA		36,104,170
ARKANSAS — (0.7%)
Arkansas State (GO) 5.500%, 08/01/09	3,885	4,031,620
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,937,296
TOTAL ARKANSAS		6,968,916
CALIFORNIA — (3.5%)
California State (GO) 5.250%, 11/01/09	7,695	8,012,034
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,074,287
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,628,710
Contra Costa County Water District (TECP) 1.500%, 07/08/08	3,500	3,499,720
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	2,500	2,500,125

	Face Amount	Value†
	(000)
Municipal Improvement Corp. of Los Angeles (TECP) 2.050%, 06/04/08	$2,500	$2,500,100
1.450%, 06/05/08	4,200	4,200,000
1.350%, 06/18/08	1,400	1,399,762
TOTAL CALIFORNIA		33,814,738
CONNECTICUT — (2.4%)
City of New Haven (TECP) 2.150%, 06/16/08	6,690	6,691,137
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,068,420
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,168,880
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,719,616
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,168,550
TOTAL CONNECTICUT		23,816,603
DELAWARE — (1.3%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,298,588
FLORIDA — (8.1%)
Broward County Sales Tax Revenue (TECP) 2.100%, 06/02/08	3,397	3,397,000
Florida Municipal Power Agency (TECP) 1.400%, 07/07/08	25,818	25,808,189
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,078,160
Florida State Board of Education (GO) Series H (FSA) 5.000%, 06/01/08	2,000	2,000,000
Florida State Department of Environmental Protection Preservation (RB) Series A 5.000%, 07/01/11	5,330	5,642,391
5.000%, 07/01/11	5,130	5,429,130
Florida State Department of Environmental Protection Preservation (RB) Series B 5.000%, 07/01/11	5,800	6,138,198
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,140,000
Jacksonville, Florida Electric (TECP) 1.450%, 06/02/08	4,700	4,700,000
1.450%, 06/05/08	7,500	7,499,850
1.700%, 07/03/08	4,000	4,000,160
Pinellas County Education Facility (TECP) 1.350%, 07/14/08	6,700	6,696,382
TOTAL FLORIDA		79,529,460

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (0.6%)
Georgia State (GO) Series B 6.250%, 04/01/09	$2,000	$2,072,840
Georgia State (GO) Series D 6.700%, 08/01/08	2,000	2,015,660
5.800%, 11/01/09	2,010	2,112,912
TOTAL GEORGIA		6,201,412
HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,312,479
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	777,430
TOTAL HAWAII		2,089,909
ILLINOIS — (3.2%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,036,060
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A 5.000%, 06/01/08	2,175	2,175,000
Illinois Education Facilities Authority (TECP) 1.400%, 08/07/08	8,000	7,993,920
Illinois Health Facilities Authority (TECP) 0.900%, 06/12/08	5,000	4,998,150
1.800%, 07/10/08	11,000	11,001,430
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,087,660
TOTAL ILLINOIS		31,292,220
INDIANA — (0.2%)
Ivy Technical State College (RB) Series G (AMBAC) 5.000%, 07/01/08	1,000	1,001,870
Logansport Multi-Purpose School Building Corp. (RB) (FSA) 4.250%, 07/05/08	1,000	1,002,040
TOTAL INDIANA		2,003,910
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,791,173
KANSAS — (0.6%)
Johnson County (GO) 5.000%, 10/01/11	5,770	6,168,245
KENTUCKY — (1.9%)
Kentucky Asset Liability Commission (RB) 5.000%, 09/01/11	14,300	15,263,248
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC) 5.500%, 07/01/08	3,000	3,007,080
TOTAL KENTUCKY		18,270,328

	Face Amount	Value†
	(000)
MARYLAND — (8.5%)
Howard County, Maryland (GO) (TECP) 1.700%, 06/05/08	$4,000	$4,000,040
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins Hospital 1.320%, 06/02/08	2,000	2,000,000
1.500%, 06/03/08	2,000	2,000,000
1.350%, 06/04/08	20,500	20,500,000
1.350%, 06/04/08	2,000	2,000,000
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins University 1.450%, 06/04/08	4,625	4,625,046
2.150%, 06/13/08	3,000	3,000,390
1.500%, 07/02/08	5,600	5,598,880
Maryland State (GO) 5.250%, 02/15/12	5,000	5,414,400
Maryland State (GO) First Series 5.000%, 07/15/08	2,000	2,007,420
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,112,950
Montgomery, Maryland (GO) (TECP) 1.250%, 06/03/08	2,500	2,500,000
1.280%, 06/03/08	23,000	23,000,000
Washington Suburban Sanitation District (GO) 5.250%, 06/01/08	1,000	1,000,000
TOTAL MARYLAND		82,759,126
MASSACHUSETTS — (5.9%)
Harvard University (TECP) Series EE 1.550%, 08/06/08	23,600	23,594,572
Massachusetts School Building Authority (TECP) 1.120%, 07/08/08	20,000	19,983,800
1.640%, 07/09/08	4,700	4,699,859
Massachusetts Water Resource Authority 1.640%, 07/09/08	5,000	4,999,850
Massachusetts Water Resource Authority (TECP) 2.050%, 06/02/08	4,000	4,000,000
TOTAL MASSACHUSETTS		57,278,081
MICHIGAN — (2.8%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,515,284
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,027,360
Regents of The University of Michigan (TECP) 1.400%, 06/11/08	11,000	10,998,900
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,113,940
TOTAL MICHIGAN		27,655,484

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (2.9%)
Minnesota State (GO) 5.000%, 08/01/09	$2,600	$2,690,012
University of Minnesota (TECP) 1.350%, 06/05/08	21,500	21,499,785
1.300%, 07/15/08	4,000	3,997,440
TOTAL MINNESOTA		28,187,237
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,143,760
MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A 5.000%, 08/01/08	3,000	3,015,240
NEBRASKA — (0.7%)
Omaha Public Power District (TECP) 1.700%, 06/03/08	7,000	7,000,070
NEVADA — (6.3%)
Clark County (GO) 5.000%, 11/01/11	5,010	5,355,690
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,613,030
Clark County School District (GO) 5.000%, 06/15/09	5,245	5,410,690
5.000%, 06/15/09	7,000	7,221,130
4.500%, 06/15/11	11,000	11,529,870
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,922,400
Las Vegas Valley Water District (TECP) 1.300%, 06/09/08	2,000	1,999,740
1.750%, 07/03/08	21,000	21,001,680
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,124,150
TOTAL NEVADA		61,178,380
NEW JERSEY — (2.6%)
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,160,872
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.250%, 12/15/09	6,130	6,378,694
5.500%, 12/15/11	6,035	6,585,452
Princeton University (TECP) 1.400%, 06/05/08	2,830	2,829,943
TOTAL NEW JERSEY		24,954,961
NEW MEXICO — (1.2%)
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,970,986
NEW YORK — (4.6%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,550,439
Nassau County Municipal Water (TECP) 1.750%, 07/01/08	7,345	7,345,588

	Face Amount	Value†
	(000)
New York City (GO) 5.000%, 08/01/10	$5,040	$5,288,875
New York City Municipal Water (TECP) 1.550%, 06/05/08	8,000	8,000,000
New York Power Authority (TECP) 2.050%, 06/02/08	4,400	4,400,000
1.370%, 07/09/08	8,000	7,997,040
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,593,555
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,195,700
TOTAL NEW YORK		45,371,197
NORTH CAROLINA — (0.7%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,090,900
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,094,360
TOTAL NORTH CAROLINA		7,185,260
OHIO — (5.3%)
Ohio State (GO) 5.000%, 09/15/11	10,470	11,190,127
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,076,700
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,517,850
5.000%, 10/01/09	2,755	2,855,833
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,659,418
Ohio State University (TECP) 1.300%, 06/02/08	5,000	5,000,000
1.310%, 06/03/08	20,650	20,650,000
Ohio State Water Development Authority (RB) 5.000%, 06/01/08	2,500	2,500,000
TOTAL OHIO		51,449,928
OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA) 5.750%, 06/01/08	4,000	4,000,000
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,245,006
PENNSYLVANIA — (2.5%)
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,056,023
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC) 5.000%, 06/15/08	1,000	1,000,890
State of Pennsylvania First Series (GO) 5.000%, 08/01/11	13,000	13,862,290
5.250%, 02/01/13	5,755	6,279,798
TOTAL PENNSYLVANIA		24,199,001

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.0%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	$1,500	$1,563,990
South Carolina Public Service Authority (TECP) 1.550%, 07/11/08	15,526	15,523,361
South Carolina State (GO) 5.000%, 04/01/09	1,900	1,948,887
TOTAL SOUTH CAROLINA		19,036,238
TENNESSEE — (3.2%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	6,042,399
5.000%, 03/01/12	5,095	5,460,362
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,028,080
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,301,553
Tennessee Health & Education - Vanderbilt University (TECP) 1.350%, 06/05/08	10,000	9,999,900
Tennessee State School Board Authority (TECP) 1.600%, 08/05/08	3,400	3,399,524
TOTAL TENNESSEE		31,231,818
TEXAS — (12.0%)
City of Austin, Texas (TECP) 1.350%, 06/04/08	11,783	11,783,000
1.250%, 06/27/08	3,700	3,698,224
1.150%, 07/07/08	9,400	9,393,044
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,032,700
Houston Texas (GO) (TECP) 1.500%, 06/04/08	5,300	5,300,053
1.450%, 07/02/08	12,000	11,996,160
Houston Texas Water & Sewer (TECP) 1.600%, 06/05/08	5,000	5,000,000
San Antonio Electric & Gas (TECP) 1.600%, 08/04/08	3,800	3,799,468
San Antonio Water System (TECP) 0.900%, 06/05/08	4,150	4,149,751
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,110,480
Texas A&M University Board of Regents (TECP) 1.550%, 07/01/08	4,000	3,999,240
Texas Municipal Power Agency (TECP) 1.570%, 06/06/08	16,180	16,179,838
1.390%, 07/08/08	7,470	7,467,012
Texas Public Finance Authority (TECP) 1.450%, 06/03/08	5,000	5,000,000
1.450%, 06/04/08	1,550	1,550,000
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,134,280
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,298,072

	Face Amount	Value†
	(000)
Texas Tech University Board of Regents (TECP) 1.450%, 06/05/08	$8,300	$8,299,834
Trinity River Authority (RB) Series B (FSA) 5.500%, 08/01/08	2,200	2,212,386
University of Texas Board of Regents (TECP) 2.800%, 06/06/08	3,895	3,895,584
TOTAL TEXAS		117,299,126
UTAH — (0.5%)
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,818,522
Utah State (GO) Series A 4.000%, 07/01/08	3,000	3,004,980
TOTAL UTAH		4,823,502
VIRGINIA — (3.6%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,053,920
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,574,182
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,185,700
5.000%, 09/27/12	4,040	4,361,099
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,136,600
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,905
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,255,424
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,605,208
TOTAL VIRGINIA		35,198,038
WASHINGTON — (1.3%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,080,180
Seattle Drain & Wastewater (RB) (FGIC) 4.000%, 07/01/08	1,000	1,001,530
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,069,017
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,589,670
TOTAL WASHINGTON		12,740,397

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WISCONSIN — (2.4%)
Wisconsin State (GO) (TECP) 1.350%, 07/07/08	$7,500	$7,496,400
1.750%, 07/08/08	13,705	13,706,096
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,060,380
TOTAL WISCONSIN		23,262,876
TOTAL MUNICIPAL BONDS		959,807,470
	Shares
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds MuniFund Portfolio	17,324,755	17,324,755
TOTAL INVESTMENTS — (100.0%) (Cost $976,465,815)		$977,132,225

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.5%)
CALIFORNIA — (97.5%)
Berkeley California University School District 4.000%, 11/28/08	$4,700	$4,752,781
California Department of Transportation (RB) Series A 5.000%, 02/01/11	1,125	1,190,902
California Educational Facilities Authority (TECP) 1.820%, 10/02/08	4,000	4,002,240
California Infrastructure & Economic Development Bank (RB) Series A 5.000%, 10/01/10	2,000	2,116,840
California State (GO) 4.000%, 06/30/08	3,080	3,085,544
5.750%, 10/01/08	590	597,399
4.000%, 02/01/09	1,000	1,013,260
4.000%, 02/01/09	1,275	1,291,906
4.000%, 06/01/09	565	575,984
5.000%, 09/01/09	1,865	1,930,182
5.000%, 03/01/10	3,000	3,129,030
5.250%, 09/01/10	550	581,394
5.000%, 10/01/10	2,000	2,107,080
4.000%, 02/01/11	1,000	1,025,340
5.250%, 03/01/11	800	846,784
5.000%, 04/01/11	3,000	3,160,410
5.000%, 06/01/11	500	528,260
5.000%, 10/01/11	2,215	2,351,931
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,136,795
5.500%, 05/01/10	700	741,300
5.250%, 05/01/11	1,450	1,550,615
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	920	948,704
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,019,700
California State Department Water Resources Power Supply (RB) Series A 5.000%, 05/01/11	1,000	1,058,140
California State Economic Recovery (GO) Series A 5.000%, 01/01/09	1,575	1,603,870
3.000%, 07/01/09	2,730	2,757,982
4.000%, 07/01/09	940	959,580
5.000%, 07/01/09	2,535	2,614,624
5.000%, 01/01/10	1,585	1,650,048
5.000%, 01/01/11	2,500	2,645,250
3.500%, 07/01/11	1,075	1,100,198
5.000%, 07/01/11	1,000	1,067,410

	Face Amount	Value†
	(000)
California University (TECP) 2.000%, 06/04/08	$900	$900,036
1.400%, 07/11/08	3,400	3,399,150
Chabot-Las Positas Comminity College District (GO) 5.000%, 08/01/11	1,010	1,075,105
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,700	1,737,485
City & County of San Francisco (GO) Series R-1 5.000%, 06/15/12	3,855	4,139,538
City of Los Angeles (TRAN) 4.500%, 06/30/08	6,335	6,348,684
Coast Community College District (GO) Series A 4.500%, 08/01/09	1,000	1,028,690
Compton Community Redevelopment Agency (TAN) Services A (AMBAC) 5.000%, 08/01/09	1,700	1,753,499
Conejo Valley California Unified School District (GO) 4.625%, 08/01/08	500	502,250
Contra Costa Water District (TECP) 1.200%, 06/03/08	3,850	3,850,000
1.250%, 07/08/08	2,000	1,999,080
Desert Sands Unified School District (GO) 4.500%, 06/01/08	1,450	1,450,000
Dublin San Ramon Serivce District & East Bay Municipal Utility District (TECP) Series A 1.900%, 06/02/08	5,000	5,000,000
East Bay Municipal Utility District, Wastewater System (TECP) 1.900%, 06/02/08	400	400,000
2.000%, 06/02/08	3,600	3,600,000
1.350%, 07/01/08	500	499,845
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	283,021
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	521,530
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	322,659
Goleta Union School District (TRAN) 4.000%, 06/30/08	2,150	2,153,741
Imperial Irrigation District (TECP) 0.650%, 06/12/08	2,500	2,498,950
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	727,510
Long Beach Gas Utility (TECP) 2.000%, 06/12/08	1,900	1,900,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	$520	$530,353
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A 5.000%, 07/01/11	2,500	2,701,575
Los Angeles County Metropolitan Transportation Authority (RB) Series A 6.000%, 07/01/08	600	601,836
Los Angeles County Metropolitan Transportation Authority (RB) Series C 6.000%, 07/01/11	580	633,053
Los Angeles County Metropolitan Transportation Authority (TECP) 1.520%, 07/10/08	3,525	3,524,788
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,353,131
Los Angeles County Public Works Financing Authority (SA) Series A (MBIA) 5.000%, 10/01/08	1,750	1,768,182
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/08	300	300,723
5.000%, 07/01/09	3,600	3,716,568
5.000%, 07/01/11	460	489,610
Los Angeles Department of Water & Power (TECP) 2.800%, 06/30/08	400	400,364
Los Angeles Unified School District (GO) 5.000%, 07/01/11	675	717,424
Los Angeles Unified School District (GO) Series A 5.000%, 07/01/08	1,000	1,002,410
6.000%, 07/01/11	1,000	1,092,090
Los Angeles Unified School District (GO) Series B 4.000%, 07/01/08	850	851,411
Los Angeles Unified School District (GO) Series C 4.500%, 07/01/08	500	501,015
Los Angeles Unified School District (GO) Series F 3.500%, 07/01/08	990	991,277
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/08	500	501,205
5.000%, 07/01/09	1,000	1,032,490
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	5,300	5,300,265
2.200%, 06/04/08	200	200,010
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	312,228

	Face Amount	Value†
	(000)
Metropolitan Water District of Southern California (RB) Series A 4.000%, 07/01/08	$1,135	$1,136,918
5.500%, 07/01/08	400	401,120
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,174,940
Monterey Peninsula Community College District (GO) (FGIC) 3.500%, 08/01/08	250	250,623
Municipal Improvement Corp. of Los Angeles (TECP) 2.000%, 06/02/08	800	800,000
1.250%, 06/03/08	1,000	1,000,000
2.050%, 06/04/08	3,900	3,900,156
1.350%, 06/18/08	600	599,898
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	307,800
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	691,775
Olivenhain Municipal Water District (RB) Series A 4.000%, 06/01/08	500	500,000
Orange County (RB) Series A (MBIA) 6.000%, 06/01/08	1,830	1,830,000
Pasadena Area Community College District (GO) Series B (AMBAC) 4.500%, 08/01/08	175	175,753
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	320,031
Puerto Rico Electrical Power Authority (RB) Series DD 5.000%, 07/01/08	500	500,955
Puerto Rico Municipal Finance Agency (RB) Series A 3.500%, 08/01/08	1,100	1,102,387
Rancho Water District Financing Authority (RB) Series A 3.500%, 08/01/08	1,450	1,453,683
Riverside County Transportation Commission (TECP) 2.100%, 06/03/08	1,400	1,400,028
Sacramento County (GO) (TRAN) 4.250%, 07/09/08	1,000	1,002,600
4.500%, 07/09/08	2,850	2,858,123
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,572,181
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,436,778
San Diego County Water Authority (TECP) 2.000%, 06/03/08	2,650	2,650,053
1.250%, 06/04/08	1,000	1,000,000
1.350%, 07/01/08	750	749,768

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
San Francisco County Transportation Authority (TECP) 2.000%, 07/02/08	$1,100	$1,100,363
San Joaquin County Transportation Authority (TECP) 0.700%, 08/14/08	800	797,912
San Jose Financing Authority (TECP) 1.300%, 06/10/08	3,700	3,699,556
San Jose Redevelopment Agency (TAN) (MBIA) 5.250%, 08/01/09	5,000	5,127,950
San Jose Unified School District (GO) 5.000%, 08/01/12	5,000	5,390,050
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	662,761
Torrance (TRAN) 4.500%, 07/02/08	500	501,160
Ventura County (TRAN) 4.500%, 07/01/08	2,300	2,305,152
Ventura County Public Financing (TECP) 2.100%, 06/05/08	4,500	4,500,315
1.350%, 07/02/08	2,000	1,999,360
TOTAL MUNICIPAL BONDS		186,654,603
	Shares
TEMPORARY CASH INVESTMENTS — (2.5%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	4,815,202	4,815,202
TOTAL INVESTMENTS — (100.0%) (Cost $191,021,187)		$191,469,805

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,627,977		$289,404	$7,740,717	—
Investments at Value (including $0, $0, $0 and $87,186 of securities on loan, respectively)	—		—	—	$912,068
Temporary Cash Investments at Value	—		—	—	10,364
Collateral Received from Securities on Loan at Value	—		—	—	91,663
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		2,558	—	2,864
Dividends and Interest	—		—	—	792
Securities Lending Income	—		—	—	120
Fund Shares Sold	10,243		153	7,923	2,212
Prepaid Expenses and Other Assets	99		33	153	75
Total Assets	3,638,319		292,148	7,748,793	1,020,158
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—	—	91,663
Investment Securities/Affiliated Investment Companies Purchased	9,041		—	4,664	6,005
Fund Shares Redeemed	1,201		2,710	3,258	205
Due to Advisor	289		37	962	258
Accrued Expenses and Other Liabilities	126		13	250	58
Total Liabilities	10,657		2,760	9,134	98,189
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0, $0 $0, and $38,610 and shares outstanding of 0, 0, 0 and 3,647,849, respectively	N/A		N/A	N/A	$10.58
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000 *	25,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $3,627,662, $289,388, $7,739,659 and $883,359, and shares outstanding of 87,988,019, 30,534,404, 332,967,658, and 57,310,194, respectively	$41.23		$9.48	$23.24	$15.41
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000	500,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$2,940,024		$262,001	$6,536,890	$—
Investments at Cost	$—		$—	$—	$927,291
Temporary Cash Investments at Cost	$—		$—	$—	$10,364
Collateral Received from Securities on Loan at Cost	$—		$—	$—	$91,663
NET ASSETS CONSIST OF:
Paid-In Capital	$3,031,029		$295,254	$6,715,224	$927,934
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,445		(237)	(2,818)	2,108
Accumulated Net Realized Gain (Loss)	(106,765)		(33,032)	(176,574)	7,150
Net Unrealized Appreciation (Depreciation)	687,953		27,403	1,203,827	(15,223)
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,211,362	—	—	—
Investments at Value (including $0, $203,643, $471,182, and $151,298 of securities on loan, respectively)	—	$1,541,713	$3,270,229	$1,111,077
Temporary Cash Investments at Value	—	9,007	25,236	6,923
Collateral Received from Securities on Loan at Value	—	212,113	491,655	158,825
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	26	77	52
Dividends and Interest	—	2,436	4,870	1,349
Securities Lending Income	—	167	383	179
Fund Shares Sold	5,632	1,932	2,746	1,524
Prepaid Expenses and Other Assets	95	73	143	57
Total Assets	8,217,089	1,767,467	3,795,339	1,279,986
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	212,113	491,655	158,825
Investment Securities/Affiliated Investment Companies Purchased	778	6,942	22,167	5,298
Fund Shares Redeemed	4,854	539	1,755	318
Due to Advisor	2,015	215	536	272
Accrued Expenses and Other Liabilities	333	45	108	36
Total Liabilities	7,980	219,854	516,221	164,749
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,209,109, $1,547,613, $3,279,118 and $1,115,237 and shares outstanding of 347,003,330, 135,181,605, 287,693,994 and 100,793,485, respectively	$23.66	$11.45	$11.40	$11.06
NUMBER OF SHARES AUTHORIZED	650,000,000	200,000,000	400,000,000	200,000,000
Investments in Affiliated Investment Companies at Cost	$8,240,356	$—	$—	$—
Investments at Cost	$—	$1,505,690	$3,294,089	$1,139,151
Temporary Cash Investments at Cost	$—	$9,007	$25,236	$6,923
Collateral Received from Securities on Loan at Cost	$—	$212,113	$491,655	$158,825
NET ASSETS CONSIST OF:
Paid-In Capital	$7,479,402	$1,506,774	$3,302,937	$1,144,323
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(5,874)	5,851	12,180	3,751
Accumulated Net Realized Gain (Loss)	764,575	(1,035)	(12,139)	(4,763)
Net Unrealized Appreciation (Depreciation)	(28,994)	36,023	(23,860)	(28,074)
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,836,188	$4,232,282	—
Investments at Value (including $27,141, $0, $0 and $532,486 of securities on loan, respectively)	$450,250	—	—	$2,734,625
Temporary Cash Investments at Value	5,923	—	—	—
Collateral Received from Securities on Loan at Value	28,332	—	—	551,124
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10	—	4	28,212
Dividends and Interest	684	—	—	2,103
Securities Lending Income	46	—	—	120
Fund Shares Sold	2,604	3,772	1,917	2,773
Prepaid Expenses and Other Assets	94	113	84	74
Deferred Offering Costs	13	—	—	—
Total Assets	487,956	2,840,073	4,234,287	3,319,031
LIABILITIES:
Payables:
Upon Return of Securities Loaned	28,332	—	—	551,124
Investment Securities/Affiliated Investment Companies Purchased	3,091	3,242	1	—
Fund Shares Redeemed	439	530	1,920	2,900
Due to Advisor	79	733	1,375	693
Loan Payable	—	—	—	21,303
Accrued Expenses and Other Liabilities	12	130	181	159
Total Liabilities	31,953	4,635	3,477	576,179
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $456,003, $2,835,438, $4,230,810 and $2,742,852 and shares outstanding of 49,907,368, 150,184,531, 330,207,392 and 108,124,712, respectively	$9.14	$18.88	$12.81	$25.37
NUMBER OF SHARES AUTHORIZED	100,000,000	400,000,000	650,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$—	$2,641,926	$3,958,796	$—
Investments at Cost	$446,291	$—	$—	$2,244,755
Temporary Cash Investments at Cost	$5,923	$—	$—	$—
Collateral Received from Securities on Loan at Cost	$28,332	$—	$—	$551,124
NET ASSETS CONSIST OF:
Paid-In Capital	$452,958	$2,552,947	$3,801,322	$2,272,667
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,436	(2,122)	(4,207)	20,735
Accumulated Net Realized Gain (Loss)	(2,350)	90,351	160,209	(40,420)
Net Unrealized Appreciation (Depreciation)	3,959	194,262	273,486	489,870
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$50,139	$5,562,759
Investments at Value (including $261,252, $462,371, $0, and $0 of securities on loan, respectively)	$2,119,471	$2,846,154	10,309	—
Temporary Cash Investments at Value	6,113	13,162	1,557	3,565
Collateral Received from Securities on Loan at Value	275,992	491,652	—	—
Foreign Currencies at Value	5,695	14,931	1,685	—
Cash	15	16	37	15
Receivables:
Investment Securities Sold	200	838	—	—
Dividends, Interest, and Tax Reclaims	10,610	16,141	31	—
From Advisor	—	—	6	—
Securities Lending Income	976	1,358	—	—
Fund Shares Sold	976	3,200	286	5,801
Prepaid Expenses and Other Assets	41	110	4	110
Deferred Offering Costs	—	—	19	—
Total Assets	2,420,089	3,387,562	64,073	5,572,250
LIABILITIES:
Payables:
Upon Return of Securities Loaned	275,992	491,652	—	—
Investment Securities/Affiliated Investment Companies Purchased	7,424	26,036	3,172	—
Fund Shares Redeemed	946	713	7	4,161
Due to Advisor	444	822	—	1,844
Accrued Expenses and Other Liabilities	143	650	5	217
Total Liabilities	284,949	519,873	3,184	6,222
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,135,140, $2,867,689, $60,889 and $5,566,028 and shares outstanding of 82,725,906, 211,378,097, 5,661,434 and 298,216,368, respectively	$25.81	$13.57	$10.76	$18.66
NUMBER OF SHARES AUTHORIZED	200,000,000	250,000,000	100,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$48,619	$4,594,776
Investments at Cost	$1,517,756	$2,780,429	$10,370	$—
Temporary Cash Investments at Cost	$6,113	$13,162	$1,557	$3,565
Collateral Received from Securities on Loan at Cost	$275,992	$491,652	$—	$—
Foreign Currencies at Cost	$5,665	$14,816	$1,691	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,491,175	$2,745,468	$59,380	$4,349,133
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,600	46,847	55	53,481
Accumulated Net Realized Gain (Loss)	10,776	9,731	(6)	195,751
Net Unrealized Foreign Exchange	(156)	(197)	7	(320)
Net Unrealized Appreciation (Depreciation)	601,745	65,840	1,453	967,983
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$200,254	$147,559	$46,506	$190,167
Receivables:
Affiliated Investment Companies Sold	—	38	—	—
Fund Shares Sold	94	67	54	117
Prepaid Expenses and Other Assets	10	17	11	14
Total Assets	200,358	147,681	46,571	190,298
LIABILITIES:
Payables:
Affiliated Companies Purchased	80	—	54	85
Fund Shares Redeemed	14	105	—	32
Due to Advisor	65	51	14	62
Accrued Expenses and Other Liabilities	11	7	4	9
Total Liabilities	170	163	72	188
NET ASSETS	$200,188	$147,518	$46,499	$190,110
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $200,188, $147,518, $46,499 and $190,110 and shares outstanding of 12,537,715, 5,405,879, 1,724,343 and 8,824,865, respectively	$15.97	$27.29	$26.97	$21.54
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$298,988	$133,119	$39,966	$158,219
NET ASSETS CONSIST OF:
Paid-In Capital	$345,160	$139,272	$37,962	$151,654
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,680	563	124	2,757
Accumulated Net Realized Gain (Loss)	(47,805)	(6,753)	1,870	3,693
Net Unrealized Foreign Exchange	(113)	(4)	3	58
Net Unrealized Appreciation (Depreciation)	(98,734)	14,440	6,540	31,948
NET ASSETS	$200,188	$147,518	$46,499	$190,110

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$3,045,292	$1,271,634
Investments at Value (including $82,611, $1,726,296, $0, and $0 of securities on loan, respectively)	$542,012	$8,475,343	—	—
Temporary Cash Investments at Value	2,600	14,790	—	—
Collateral Received from Securities on Loan at Value	88,818	1,842,713	—	—
Foreign Currencies at Value	3,715	37,930	—	—
Cash	16	15	—	—
Receivables:
Investment Securities Sold	—	14,403	—	—
Dividends, Interest, and Tax Reclaims	3,733	71,807	—	—
Securities Lending Income	158	2,833	—	—
Fund Shares Sold	1,264	7,557	2,592	1,083
Prepaid Expenses and Other Assets	95	149	91	36
Total Assets	642,411	10,467,540	3,047,975	1,272,753
LIABILITIES:
Payables:
Upon Return of Securities Loaned	88,818	1,842,713	—	—
Investment Securities/Affiliated Investment Companies Purchased	5,036	43,237	1,519	647
Fund Shares Redeemed	178	2,607	1,072	436
Due to Advisor	161	4,629	1,016	486
Accrued Expenses and Other Liabilities	25	523	113	49
Total Liabilities	94,218	1,893,709	3,720	1,618
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $548,193, $8,573,831, $3,044,255 and $1,271,135 and shares outstanding of 69,281,696, 438,543,713, 92,573,524 and 62,500,917, respectively	$7.91	$19.55	$32.88	$20.34
NUMBER OF SHARES AUTHORIZED	100,000,000	650,000,000	250,000,000	150,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$1,534,817	$984,674
Investments at Cost	$627,092	$7,466,969	$—	$—
Temporary Cash Investments at Cost	$2,600	$14,790	$—	$—
Collateral Received from Securities on Loan at Cost	$88,818	$1,842,713	$—	$—
Foreign Currencies at Cost	$3,707	$37,779	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$633,733	$7,187,415	$1,214,082	$877,424
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(291)	105,906	24,154	12,207
Accumulated Net Realized Gain (Loss)	(162)	272,871	298,187	95,485
Deferred Thailand Capital Gains Tax	—	—	(2,695)	(956)
Net Unrealized Foreign Exchange	(15)	(886)	52	15
Net Unrealized Appreciation (Depreciation)	(85,072)	1,008,525	1,510,475	286,960
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,503,275	$3,218,622	—
Investments at Value (including $213,176, $0, $0 and $0 of securities on loan, respectively)	$2,011,964	—	—	$200,378
Temporary Cash Investments at Value	4,146	—	—	1,528
Collateral Received from Securities on Loan at Value	231,374	—	—	—
Foreign Currencies at Value	3,528	—	—	9,519
Cash	3,460	—	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	1,306	10,885	—	—
Interest	7,671	—	—	2,683
Securities Lending Income	312	—	—	—
Fund Shares Sold	2,549	3,575	2,854	1,224
Unrealized Gain on Forward Currency Contracts	—	—	—	10
Prepaid Expenses and Other Assets	85	109	114	32
Deferred Offering Costs	—	—	—	19
Total Assets	2,266,395	3,517,844	3,221,590	215,409
LIABILITIES:
Payables:
Upon Return of Securities Loaned	231,374	—	—	—
Investment Securities/Affiliated Investment Companies Purchased	9,802	—	476	9,684
Fund Shares Redeemed	718	14,459	2,379	5
Due to Advisor	912	292	267	18
Deferred Thailand Capital Gains Tax	1,216	—	—	—
Accrued Expenses and Other Liabilities	192	107	110	12
Total Liabilities	244,214	14,858	3,232	9,719
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,022,181, $3,502,986, $3,218,358 and $205,690 and shares outstanding of 99,231,796, 344,204,668, 309,704,053 and 20,145,307, respectively	$20.38	$10.18	$10.39	$10.21
NUMBER OF SHARES AUTHORIZED	200,000,000	550,000,000	550,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$3,493,969	$3,098,289	$—
Investments at Cost	$1,505,984	$—	$—	$200,255
Temporary Cash Investments at Cost	$4,146	$—	$—	$1,528
Collateral Received from Securities on Loan at Cost	$231,374	$—	$—	$—
Foreign Currencies at Cost	$3,488	$—	$—	$9,581
NET ASSETS CONSIST OF:
Paid-In Capital	$1,499,572	$3,517,298	$3,113,309	$204,542
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,644	(330)	(1,776)	892
Accumulated Net Realized Gain (Loss)	2,182	(23,288)	(13,508)	105
Deferred Thailand Capital Gains Tax	(1,215)	—	—	—
Net Unrealized Foreign Exchange	(22)	—	—	90
Net Unrealized Appreciation (Depreciation)	506,020	9,306	120,333	61
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
ASSETS:
Investments at Value	$1,177,765	$3,486,767	$1,347,867	$347,149
Temporary Cash Investments at Value	1,799	18,245	7,894	3,362
Foreign Currencies at Value	—	120	—	—
Cash	—	16	—	1
Receivables:
Investment Securities Sold	—	41,240	—	—
Interest	14,688	32,586	17,487	2,628
Fund Shares Sold	893	3,224	962	979
Unrealized Gain on Forward Currency Contracts	—	10,451	—	—
Prepaid Expenses and Other Assets	38	93	30	28
Total Assets	1,195,183	3,592,742	1,374,240	354,147
LIABILITIES:
Payables:
Fund Shares Redeemed	3,211	1,835	333	137
Due to Advisor	201	747	115	29
Unrealized Loss on Forward Currency Contracts	—	4,290	—	—
Accrued Expenses and Other Liabilities	61	790	74	11
Total Liabilities	3,473	7,662	522	177
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,191,710, $3,585,080, $1,373,718 and $353,970 and shares outstanding of 117,517,107, 334,894,356, 116,450,492 and 32,233,279, respectively	$10.14	$10.71	$11.80	$10.98
NUMBER OF SHARES AUTHORIZED	250,000,000	500,000,000	250,000,000	100,000,000
Investments at Cost	$1,207,215	$3,384,280	$1,303,466	$336,774
Temporary Cash Investments at Cost	$1,799	$18,245	$7,894	$3,362
Foreign Currencies at Cost	$—	$119	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,235,965	$3,526,749	$1,311,155	$336,404
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,514	25,885	15,127	6,764
Accumulated Net Realized Gain (Loss)	(22,319)	(76,442)	3,035	427
Net Unrealized Foreign Exchange	—	6,400	—	—
Net Unrealized Appreciation (Depreciation)	(29,450)	102,488	44,401	10,375
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$959,807	$186,655
Temporary Cash Investments at Value	17,325	4,815
Receivables:
Interest	7,862	2,369
Fund Shares Sold	950	1,048
Prepaid Expenses and Other Assets	45	32
Total Assets	985,989	194,919
LIABILITIES:
Payables:
Investment Securities Purchased	14,115	—
Fund Shares Redeemed	1,114	—
Due to Advisor	159	31
Accrued Expenses and Other Liabilities	43	10
Total Liabilities	15,431	41
NET ASSETS	$970,558	$194,878
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $970,558 and $194,878 and shares outstanding of 96,498,925 and 19,345,352, respectively	$10.06	$10.07
NUMBER OF SHARES AUTHORIZED	200,000,000	100,000,000
Investments at Cost	$959,141	$186,207
Temporary Cash Investments at Cost	$17,325	$4,815
NET ASSETS CONSIST OF:
Paid-In Capital	$968,577	$194,164
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,332	341
Accumulated Net Realized Gain (Loss)	(17)	(75)
Net Unrealized Appreciation (Depreciation)	666	448
NET ASSETS	$970,558	$194,878

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$6,460	$29,629	—
Dividends	$33,868	—	—	$4,815
Interest	1,017	—	—	259
Income from Securities Lending	397	—	—	507
Expenses Allocated from Affiliated Investment Company	(722)	—	—	—
Total Investment Income	34,560	6,460	29,629	5,581
Expenses
Investment Advisory Services Fees	—	—	—	354
Administrative Services Fees	1,585	223	5,423	884
Accounting & Transfer Agent Fees	30	9	57	50
Shareholder Servicing Fees — Class R1 Shares	—	—	—	12
Custodian Fees	—	—	—	20
Filing Fees	59	16	118	27
Shareholders' Reports	40	5	70	25
Directors'/Trustees' Fees & Expenses	11	—	27	3
Legal Fees	16	2	38	9
Audit Fees	4	1	8	3
Other	7	3	14	5
Total Expenses	1,752	259	5,755	1,392
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	29	—	—	—
Net Expenses	1,781	259	5,755	1,392
Net Investment Income (Loss)	32,779	6,201	23,874	4,189
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	8,681	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	(2,388)	(48,144)	7,337
Futures	(6,744)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	(28,919)	44,902	7,861
Futures	185	—	—	—
Net Realized and Unrealized Gain (Loss)	(181,850)	(22,626)	(3,242)	15,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$(149,071)	$(16,425)	$20,632	$19,387

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$38,126	—	—	—
Dividends	—	$11,563	$25,502	$8,054
Interest	—	231	348	192
Income from Securities Lending	—	727	1,803	941
Total Investment Income	38,126	12,521	27,653	9,187
Expenses
Investment Advisory Services Fees	—	1,120	2,974	1,499
Administrative Services Fees	12,145	—	—	—
Accounting & Transfer Agent Fees	65	83	174	65
Custodian Fees	—	21	27	16
Filing Fees	82	36	107	37
Shareholders' Reports	121	5	15	8
Directors'/Trustees' Fees & Expenses	15	3	9	3
Legal Fees	48	5	10	3
Audit Fees	10	7	15	5
Other	21	7	18	20
Total Expenses	12,507	1,287	3,349	1,656
Net Investment Income (Loss)	25,619	11,234	24,304	7,531
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	2,340	3,675	(2,949)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(1,184,864)	(34,449)	(91,148)	(22,219)
Net Realized and Unrealized Gain (Loss)	(201,021)	(32,109)	(87,473)	(25,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(175,402)	$(20,875)	$(63,169)	$(17,637)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$9,965	$17,074	—
Dividends	$2,485	—	—	$37,185
Interest	166	—	—	207
Income from Securities Lending	154	—	—	641
Total Investment Income	2,805	9,965	17,074	38,033
Expenses
Investment Advisory Services Fees	321	—	—	3,825
Administrative Services Fees	—	4,483	8,374	—
Accounting & Transfer Agent Fees	26	27	37	153
Custodian Fees	18	—	—	16
Filing Fees	14	37	66	60
Shareholders' Reports	—	40	72	55
Directors'/Trustees' Fees & Expenses	1	5	7	8
Legal Fees	—	25	27	16
Audit Fees	1	5	6	17
Organizational and Offering Costs	18	—	—	—
Other	2	10	13	23
Total Expenses	401	4,632	8,602	4,173
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Net Expenses	425	4,632	8,602	4,173
Net Investment Income (Loss)	2,380	5,333	8,472	33,860
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	243,531	379,091	—
Investment Securities	—	—	—	38,848
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(62,745)	(61,664)	(75,407)
Futures	—	—	—	(1,472)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Companies Shares	5,391	(286,776)	(555,392)	69,972
Net Realized and Unrealized Gain (Loss)	3,351	(105,990)	(237,965)	31,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,731	$(100,657)	$(229,493)	$65,801

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio(a)	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	—	—	$4	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $7,360, respectively)	—	—	—	$85,506
Interest	—	—	—	483
Income from Securities Lending	—	—	—	11,822
Expenses	—	—	—	(3,641)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	4	94,170
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,431, $6,034, $7, and $0, respectively)	$40,512	$53,005	62	—
Interest	171	286	3	245
Income from Securities Lending	2,282	3,939	—	—
Total Fund Investment Income	42,965	57,230	65	245
Fund Expenses
Investment Advisory Services Fees	2,609	4,320	28	—
Administrative Services Fees	—	—	—	10,507
Accounting & Transfer Agent Fees	129	148	7	43
Custodian Fees	149	325	3	—
Filing Fees	30	77	—	51
Shareholders' Reports	37	19	—	61
Directors'/Trustees' Fees & Expenses	8	10	—	20
Legal Fees	10	7	—	26
Audit Fees	13	11	—	8
Organizational and Offering Costs	—	—	10	—
Other	16	11	—	9
Total Expenses	3,001	4,928	48	10,725
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(34)	—
Net Expenses	3,001	4,928	14	10,725
Net Investment Income (Loss)	39,964	52,302	55	83,690
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	10,024	—	174,622
Futures	—	—	—	(569)
Foreign Currency Transactions	(127)	(160)	(6)	282
In-Kind Redemptions	—	—	—	19,784
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	(138,169)	1,453	(484,846)
Translation of Foreign Currency Denominated Amounts	(196)	(274)	7	(668)
Net Realized and Unrealized Gain (Loss)	(115,067)	(128,579)	1,454	(291,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,103)	$(76,277)	$1,509	$(207,705)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 6, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $159, $28, $0 and $495, respectively)	$2,115	$2,239	$720	$3,085
Interest	6	17	2	14
Income from Securities Lending	660	371	6	377
Expenses Allocated from Affiliated Investment Companies	(122)	(94)	(23)	(107)
Total Investment Income	2,659	2,533	705	3,369
Expenses
Administrative Services Fees	371	261	74	306
Accounting & Transfer Agent Fees	8	7	7	8
Filing Fees	10	10	8	10
Shareholders' Reports	3	2	1	2
Directors'/Trustees' Fees & Expenses	—	1	—	1
Legal Fees	1	1	—	1
Audit Fees	1	1	1	1
Other	2	2	1	2
Total Expenses	396	285	92	331
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	22	(5)	12
Net Expenses	396	307	87	343
Net Investment Income (Loss)	2,263	2,226	618	3,026
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	371	1,885	1,665	3,213
Futures	(10)	(34)	—	(16)
Foreign Currency Transactions	73	(21)	(10)	42
In-Kind Redemptions	296	222	222	461
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(9,831)	(10,376)	(5,963)	(9,641)
Translation of Foreign Currency Denominated Amounts	(130)	—	3	6
Net Realized and Unrealized Gain (Loss)	(9,231)	(8,324)	(4,083)	(5,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,968)	$(6,098)	$(3,465)	$(2,909)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,533 $12,911, $3,681, and $1,110, respectively)	$11,097	$165,589	$40,547	$18,075
Interest	99	983	146	69
Income from Securities Lending	422	12,968	2,042	2,091
Expenses Allocated from Affiliated Investment Companies	—	—	(2,815)	(1,965)
Total Investment Income	11,618	179,540	39,920	18,270
Expenses
Investment Advisory Services Fees	751	26,058	—	—
Administrative Services Fees	—	—	6,151	2,960
Accounting & Transfer Agent Fees	36	459	29	16
Custodian Fees	69	700	—	—
Filing Fees	29	77	32	33
Shareholders' Reports	4	92	52	22
Directors'/Trustees' Fees & Expenses	2	31	12	7
Legal Fees	—	41	15	5
Audit Fees	2	49	4	2
Offering Costs	15	—	—	—
Other	2	60	9	5
Total Expenses	910	27,567	6,304	3,050
Net Investment Income (Loss)	10,708	151,973	33,616	15,220
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(68)	274,660	302,021	97,301
Futures	—	(1,804)	(348)	(404)
Foreign Currency Transactions	(48)	744	(1,433)	(1,349)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(59,371)	(648,992)	(414,647)	(225,317)
Translation of Foreign Currency Denominated Amounts	(29)	(1,241)	54	(67)
Deferred Thailand Capital Gains Tax	—	—	713	223
Net Realized and Unrealized Gain (Loss)	(59,516)	(376,633)	(113,640)	(129,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,808)	$(224,660)	$(80,024)	$(114,393)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio(a)
Investment Income
Income Distributions Received from Affiliated Investment Company	—	$65,126	$51,254	—
Dividends (Net of Foreign Taxes Withheld of $2,013, $0, $0, and $0, respectively)	$24,728	—	—	—
Interest	90	—	—	$1,022
Income from Securities Lending	1,695	—	—	—
Total Investment Income	26,513	65,126	51,254	1,022
Expenses
Investment Advisory Services Fees	5,028	—	—	37
Administrative Services Fees	—	1,674	1,582	—
Accounting & Transfer Agent Fees	114	30	28	12
Custodian Fees	633	—	—	4
Filing Fees	27	68	54	2
Shareholders' Reports	10	38	42	—
Directors'/Trustees' Fees & Expenses	7	10	9	—
Legal Fees	7	15	14	—
Audit Fees	12	3	3	—
Organizational and Offering Costs	—	—	—	13
Other	11	5	6	—
Total Expenses	5,849	1,843	1,738	68
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	(6)
Net Expenses	5,849	1,843	1,738	62
Net Investment Income (Loss)	20,664	63,283	49,516	960
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	2,486	(591)	(561)	—
Foreign Currency Transactions	3	—	—	105
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(75,327)	(9,480)	4,564	61
Translation of Foreign Currency Denominated Amounts	(35)	—	—	90
Deferred Thailand Capital Gains Tax	(33)	—	—	—
Net Realized and Unrealized Gain (Loss)	(72,906)	(10,071)	4,003	256
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,242)	$53,212	$53,519	$1,216

(a)  The Portfolio commenced operations on January 9, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
Investment Income
Interest	$19,624	$53,788	$30,760	$10,119
Total Investment Income	19,624	53,788	30,760	10,119
Expenses
Investment Advisory Services Fees	1,219	4,462	676	155
Accounting & Transfer Agent Fees	78	211	85	27
Custodian Fees	7	120	7	2
Filing Fees	29	62	32	11
Shareholders' Reports	19	37	13	4
Directors'/Trustees' Fees & Expenses	4	14	6	2
Legal Fees	6	12	5	1
Audit Fees	7	19	7	1
Other	5	13	4	1
Total Expenses	1,374	4,950	835	204
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	31
Net Expenses	1,374	4,950	835	235
Net Investment Income (Loss)	18,250	48,838	29,925	9,884
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1	(1,479)	3,111	427
Foreign Currency Transactions	—	(42,031)	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(29,806)	15,403	(11,149)	(2,015)
Translation of Foreign Currency Denominated Amounts	—	(7,061)	—	—
Net Realized and Unrealized Gain (Loss)	(29,805)	(35,168)	(8,038)	(1,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,555)	$13,670	$21,887	$8,296

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$11,258	$2,093
Total Investment Income	11,258	2,093
Expenses
Investment Advisory Services Fees	958	160
Accounting & Transfer Agent Fees	63	19
Custodian Fees	6	2
Filing Fees	22	11
Shareholders' Reports	8	—
Directors'/Trustees' Fees & Expenses	3	1
Legal Fees	4	2
Audit Fees	5	1
Offering Costs	—	11
Other	4	1
Total Expenses	1,073	208
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	16
Net Expenses	1,073	224
Net Investment Income (Loss)	10,185	1,869
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	—	(71)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,842	238
Net Realized and Unrealized Gain (Loss)	1,842	167
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,027	$2,036

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,779	$59,476	$6,201	$9,767	$23,874	$95,990	$4,189	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	8,681	26,075	—	346,023	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	3,775	(2,388)	3,051	(48,144)	(16,877)	7,337	(2,825)
Futures	(6,744)	714	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	164,399	(28,919)	(13,649)	44,902	(537,538)	7,861	(75,837)
Futures	185	(288)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,071)	228,076	(16,425)	25,244	20,632	(112,402)	19,387	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	—	—	(102)	—
Institutional Class Shares	(33,688)	(55,847)	(6,442)	(11,397)	(50,382)	(88,197)	(2,773)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	—	—	(4,842)	(11,623)	(304)	(10,685)	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	—	(17,601)	(1,991)	(315,650)	(127,166)	(14,019)	(11,902)
Total Distributions	(33,688)	(55,847)	(28,885)	(25,011)	(366,336)	(226,048)	(16,894)	(20,857)
Capital Share Transactions (1):
Shares Issued	671,210	906,212	20,494	93,808	1,263,740	2,547,717	494,195	500,717 *
Shares Issued in Lieu of Cash Distributions	31,145	51,856	28,244	24,050	340,164	203,411	16,154	18,152
Shares Redeemed	(307,767)	(583,275)	(51,090)	(128,257)	(1,054,093)	(1,287,212)	(145,678)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	394,588	374,793	(2,352)	(10,399)	549,811	1,463,916	364,671	408,432
Total Increase (Decrease) in Net Assets	211,829	547,022	(47,662)	(10,166)	204,107	1,125,466	367,164	339,467
Net Assets
Beginning of Period	3,415,833	2,868,811	337,050	347,216	7,535,552	6,410,086	554,805	215,338
End of Period	$3,627,662	$3,415,833	$289,388	$337,050	$7,739,659	$7,535,552	$921,969	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	16,541	21,005	2,188	8,538	56,684	97,946	35,123	28,579
Shares Issued in Lieu of Cash Distributions	765	1,222	2,888	2,263	14,954	8,025	1,088	1,060
Shares Redeemed	(7,642)	(13,462)	(5,428)	(11,632)	(46,944)	(50,063)	(10,170)	(6,247)
	9,664	8,765	(352)	(831)	24,694	55,908	26,041	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,445	$16,354	$(237)	$4	$(2,818)	$23,690	$2,108	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,619	$92,097	$11,234	$14,928	$24,304	$34,532	$7,531	$9,503
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	(37,370)	2,340	(3,304)	3,675	(15,734)	(2,949)	(1,810)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(1,184,864)	(1,754,043)	(34,449)	15,592	(91,148)	(32,306)	(22,219)	(41,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,402)	(823,870)	(20,875)	27,216	(63,169)	(13,508)	(17,637)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(40,340)	(85,546)	(5,727)	(14,899)	(12,597)	(34,490)	(6,899)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	(72,477)	—	(578)	—	(1,625)	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	(746,639)	(592,599)	—	(1,040)	—	(1,516)	—	—
Total Distributions	(786,979)	(750,622)	(5,727)	(16,517)	(12,597)	(37,631)	(6,899)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,248,616	2,756,160	507,866	609,131	849,253	2,019,061	353,849	689,895
Shares Issued in Lieu of Cash Distributions	766,211	722,554	5,519	16,079	12,390	37,027	6,776	13,800
Shares Redeemed	(1,646,183)	(1,839,654)	(149,201)	(78,148)	(446,179)	(281,839)	(180,594)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	368,644	1,639,060	364,184	547,062	415,464	1,774,249	180,031	603,827
Total Increase (Decrease) in Net Assets	(593,737)	64,568	337,582	557,761	339,698	1,723,110	155,495	556,430
Net Assets
Beginning of Period	8,802,846	8,738,278	1,210,031	652,270	2,939,420	1,216,310	959,742	403,312
End of Period	$8,209,109	$8,802,846	$1,547,613	$1,210,031	$3,279,118	$2,939,420	$1,115,237	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	53,438	93,005	45,969	50,720	77,072	165,360	33,089	57,308
Shares Issued in Lieu of Cash Distributions	32,673	24,691	520	1,371	1,174	3,137	641	1,170
Shares Redeemed	(71,364)	(62,068)	(13,569)	(6,544)	(40,323)	(23,138)	(17,275)	(8,342)
	14,747	55,628	32,920	45,547	37,923	145,359	16,455	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(5,874)	$8,847	$5,851	$344	$12,180	$473	$3,751	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,380	$167	$5,333	$33,291	$8,472	$45,400	$33,860	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	—	243,531	216,208	379,091	436,439	—	—
Investment Securities	—	—	—	—	—	—	38,848	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(310)	(62,745)	2,061	(61,664)	(3,367)	(75,407)	181,105
Futures	—	—	—	—	—	—	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	5,391	(1,432)	(286,776)	(321,609)	(555,392)	(655,320)	69,972	(762,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,731	(1,575)	(100,657)	(70,049)	(229,493)	(176,848)	65,801	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,117)	—	(10,953)	(32,047)	(19,491)	(40,532)	(13,286)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	—	(8,922)	(34,803)	(40,254)	(62,657)	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	—	(173,725)	(134,723)	(350,779)	(324,224)	(200,903)	(70,533)
Total Distributions	(1,117)	—	(193,600)	(201,573)	(410,524)	(427,413)	(217,494)	(136,164)
Capital Share Transactions (1):
Shares Issued	444,466	120,639	528,824	727,472	522,153	1,088,866	568,882	1,093,839
Shares Issued in Lieu of Cash Distributions	1,107	—	189,623	197,467	403,050	415,408	214,317	133,705
Shares Redeemed	(100,691)	(12,557)	(873,845)	(665,423)	(754,747)	(1,023,645)	(560,111)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	344,882	108,082	(155,398)	259,516	170,456	480,629	223,088	452,804
Total Increase (Decrease) in Net Assets	349,496	106,507	(449,655)	(12,106)	(469,561)	(123,632)	71,395	(165,569)
Net Assets
Beginning of Period	106,507	—	3,285,093	3,297,199	4,700,371	4,824,003	2,671,457	2,837,026
End of Period	$456,003	$106,507	$2,835,438	$3,285,093	$4,230,810	$4,700,371	$2,742,852	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	50,008	12,664	29,011	33,265	41,154	68,282	24,123	34,996
Shares Issued in Lieu of Cash Distributions	130	—	9,966	9,289	30,397	26,806	9,155	4,257
Shares Redeemed	(11,560)	(1,335)	(47,938)	(30,180)	(58,880)	(64,141)	(23,377)	(24,958)
	38,578	11,329	(8,961)	12,374	12,671	30,947	9,901	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,436	$173	$(2,122)	$3,498	$(4,207)	$6,812	$20,735	$161

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio		Japanese Small Company Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	March 6, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,964	$51,732	$52,302	$39,035	$55	$83,690	$108,657	$2,263	$3,072
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	37,442	10,024	24,982	—	174,622	331,045	371	(7,840)
Futures		—		—		—	(569)		(10)
Foreign Currency Transactions	(127)	174	(160)	105	(6)	282	1,035	73	(35)
In-Kind Redemptions	—	—	—	—	—	19,784	—	296	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	231,080	(138,169)	105,889	1,453	(484,846)	162,772	(9,831)	365
Translation of Foreign Currency Denominated Amounts	(196)	(44)	(274)	59	7	(668)	160	(130)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,103)	320,384	(76,277)	170,070	1,509	(207,705)	603,669	(6,968)	(4,419)
Distributions From:
Net Investment Income:
Institutional Class Shares	(7,110)	(51,063)	(7,064)	(38,518)	—	(36,360)	(114,210)	(1,477)	(2,759)
Net Short-Term Gains:
Institutional Class Shares	—	—	(7,592)	(2,252)	—	(36,135)	(28,033)	—	—
Net Long-Term Gains:
Institutional Class Shares	(28,968)	—	(17,163)	(205)	—	(278,291)	(129,328)	—	—
Total Distributions	(36,078)	(51,063)	(31,819)	(40,975)	—	(350,786)	(271,571)	(1,477)	(2,759)
Capital Share Transactions (1):
Shares Issued	259,867	529,554	837,059	1,460,555	61,258	709,320	1,085,538	21,325	102,980
Shares Issued in Lieu of Cash Distributions	33,707	47,880	30,697	39,306	—	338,241	258,985	1,400	2,746
Shares Redeemed	(271,433)	(295,814)	(234,158)	(137,846)	(1,878)	(520,251)	(625,483)	(13,172)	(68,425)
Net Increase (Decrease) from Capital Share Transactions	22,141	281,620	633,598	1,362,015	59,380	527,310	719,040	9,553	37,301
Total Increase (Decrease) in Net Assets	(89,040)	550,941	525,502	1,491,110	60,889	(31,181)	1,051,138	1,108	30,123
Net Assets
Beginning of Period	2,224,180	1,673,239	2,342,187	851,077	—	5,597,209	4,546,071	199,080	168,957
End of Period	$2,135,140	$2,224,180	$2,867,689	$2,342,187	$60,889	$5,566,028	$5,597,209	$200,188	$199,080
(1) Shares Issued and Redeemed:
Shares Issued	10,472	20,502	63,865	103,681	5,843	39,480	52,082	1,427	5,861
Shares Issued in Lieu of Cash Distributions	1,341	1,862	2,312	2,819	—	18,587	13,230	91	157
Shares Redeemed	(10,923)	(11,428)	(17,971)	(9,741)	(182)	(29,011)	(30,074)	(864)	(3,939)
	890	10,936	48,206	96,759	5,661	29,056	35,238	654	2,079
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$31,600	$(1,254)	$46,847	$1,609	$55	$53,481	$6,151	$1,680	$894

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio		United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,226	$3,553	$618	$899	$3,026	$2,554	$10,708	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	1,885	4,912	1,665	1,545	3,213	7,620	(68)	(3)
Futures	(34)	—	—	—	(16)	—	—	—
Foreign Currency Transactions	(21)	93	(10)	13	42	39	(48)	9
In-Kind Redemptions	222	—	222	—	461	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(10,376)	32,175	(5,963)	(2,123)	(9,641)	4,064	(59,371)	(25,701)
Translation of Foreign Currency Denominated Amounts	—	(2)	3	—	6	10	(29)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,098)	40,731	(3,465)	334	(2,909)	14,287	(48,808)	(21,103)
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,284)	(3,089)	(323)	(1,097)	(71)	(2,638)	(12,876)	(2,361)
Net Short-Term Gains:
Institutional Class Shares	—	—	(123)	(217)	(347)	(549)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,311)	(1,092)	(6,770)	(1,842)	—	—
Total Distributions	(2,284)	(3,089)	(1,757)	(2,406)	(7,188)	(5,029)	(12,876)	(2,361)
Capital Share Transactions (1):
Shares Issued	33,370	58,296	15,986	11,009	54,639	94,168	326,233	375,453
Shares Issued in Lieu of Cash Distributions	2,129	3,008	1,750	2,404	7,046	4,921	12,529	2,263
Shares Redeemed	(25,906)	(24,176)	(3,154)	(6,010)	(32,387)	(27,699)	(65,725)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	9,593	37,128	14,582	7,403	29,298	71,390	273,037	360,304
Total Increase (Decrease) in Net Assets	1,211	74,770	9,360	5,331	19,201	80,648	211,353	336,840
Net Assets
Beginning of Period	146,307	71,537	37,139	31,808	170,909	90,261	336,840	—
End of Period	$147,518	$146,307	$46,499	$37,139	$190,110	$170,909	$548,193	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	1,247	2,409	590	327	2,589	4,007	39,711	37,594
Shares Issued in Lieu of Cash Distributions	82	131	64	74	340	227	1,522	239
Shares Redeemed	(1,015)	(979)	(117)	(179)	(1,552)	(1,195)	(7,963)	(1,821)
	314	1,561	537	222	1,377	3,039	33,270	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$563	$621	$124	$(171)	$2,757	$(198)	$(291)	$1,877

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio		Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,973	$162,639	$33,616	$61,164	$15,220	$17,268	$20,664	$24,655
Net Realized Gain (Loss) on:
Investment Securities Sold	274,660	682,920	302,021	138,572	97,301	98,170	2,486	7,602
Futures	(1,804)	—	(348)	—	(404)	—	—	—
Foreign Currency Transactions	744	3,452	(1,433)	(116)	(1,349)	(319)	3	(348)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(648,992)	(197,398)	(414,647)	809,069	(225,317)	268,054	(75,327)	426,503
Translation of Foreign Currency Denominated Amounts	(1,241)	46	54	(26)	(67)	74	(35)	(1)
Deferred Thailand Capital Gains Tax	—	—	713	(825)	223	(451)	(33)	(772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(224,660)	651,659	(80,024)	1,007,838	(114,393)	382,796	(52,242)	457,639
Distributions From:
Net Investment Income:
Institutional Class Shares	(79,150)	(179,161)	(20,358)	(50,360)	(5,406)	(13,632)	(5,009)	(23,343)
Net Short-Term Gains:
Institutional Class Shares	(65,513)	(22,039)	(855)	—	(7,087)	(5,938)	(1,903)	(1,657)
Net Long-Term Gains:
Institutional Class Shares	(533,622)	(365,355)	(126,608)	(14,375)	(83,694)	(46,706)	(5,275)	(1,602)
Total Distributions	(678,285)	(566,555)	(147,821)	(64,735)	(96,187)	(66,276)	(12,187)	(26,602)
Capital Share Transactions (1):
Shares Issued	1,621,902	2,243,987	293,701	654,824	158,723	507,036	436,251	857,837
Shares Issued in Lieu of Cash Distributions	653,269	539,597	123,315	52,208	78,188	60,107	11,846	25,903
Shares Redeemed	(979,254)	(1,420,896)	(533,358)	(606,683)	(213,348)	(264,459)	(190,953)	(307,447)
Net Increase (Decrease) from Capital Share Transactions	1,295,917	1,362,688	(116,342)	100,349	23,563	302,684	257,144	576,293
Total Increase (Decrease) in Net Assets	392,972	1,447,792	(344,187)	1,043,452	(187,017)	619,204	192,715	1,007,330
Net Assets
Beginning of Period	8,180,859	6,733,067	3,388,442	2,344,990	1,458,152	838,948	1,829,466	822,136
End of Period	$8,573,831	$8,180,859	$3,044,255	$3,388,442	$1,271,135	$1,458,152	$2,022,181	$1,829,466
(1) Shares Issued and Redeemed:
Shares Issued	84,626	98,177	9,195	21,863	7,760	23,711	22,021	46,855
Shares Issued in Lieu of Cash Distributions	34,511	25,571	3,823	1,846	3,650	3,382	597	1,454
Shares Redeemed	(51,619)	(62,812)	(16,630)	(19,853)	(10,321)	(12,406)	(9,693)	(16,331)
	67,518	60,936	(3,612)	3,856	1,089	14,687	12,925	31,978
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$105,906	$33,083	$24,154	$10,896	$12,207	$2,393	$15,644	$(11)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,283	$149,623	$49,516	$71,628	$960	$18,250	$51,637	$48,838	$87,390
Net Realized Gain (Loss) on:
Investment Securities Sold/ Affiliated Investment Company Shares Sold	(591)	(1,012)	(561)	(792)	—	1	—	(1,479)	(13,531)
Foreign Currency Transactions	—	—	—	—	105	—	—	(42,031)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(9,480)	3,935	4,564	65,338	61	(29,806)	645	15,403	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	—	90	—	—	(7,061)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	53,212	152,546	53,519	136,174	1,216	(11,555)	52,282	13,670	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(64,158)	(149,471)	(51,498)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Net Short-Term Gains:
Institutional Class Shares	—	—	(300)	—	—		—		—
Net Long-Term Gains:
Institutional Class Shares	—	—	(299)	—	—	—	—	—	—
Total Distributions	(64,158)	(149,471)	(52,097)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Capital Share Transactions (1):
Shares Issued	1,028,982	2,045,675	484,286	1,087,521	205,570	212,411	467,057	593,071	1,355,752
Shares Issued in Lieu of Cash Distributions	62,760	146,025	51,667	78,258	68	23,373	48,237	55,881	58,427
Shares Redeemed	(807,387)	(1,383,749)	(416,915)	(548,739)	(1,096)	(225,207)	(233,710)	(504,081)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	284,355	807,951	119,038	617,040	204,542	10,577	281,584	144,871	1,015,046
Total Increase (Decrease) in Net Assets	273,409	811,026	120,460	674,276	205,690	(24,899)	284,488	100,161	1,097,135
Net Assets
Beginning of Period	3,229,577	2,418,551	3,097,898	2,423,622	—	1,216,609	932,121	3,484,919	2,387,784
End of Period	$3,502,986	$3,229,577	$3,218,358	$3,097,898	$205,690	$1,191,710	$1,216,609	$3,585,080	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	101,021	200,504	46,866	105,633	20,246	20,493	44,986	55,041	126,584
Shares Issued in Lieu of Cash Distributions	6,177	14,346	5,046	7,641	6	2,258	4,674	5,223	5,452
Shares Redeemed	(79,303)	(135,669)	(40,361)	(53,359)	(107)	(21,744)	(22,517)	(46,779)	(37,300)
	27,895	79,181	11,551	59,915	20,145	1,007	27,143	13,485	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(330)	$545	$(1,776)	$206	$892	$7,514	$13,185	$25,885	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,925	$51,217	$9,884	$4,228	$10,185	$25,609	$1,869	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	3,111	99	427	—	—	—	(71)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(11,149)	43,651	(2,015)	11,920	1,842	2,926	238	210
Net Increase (Decrease) in Net Assets Resulting from Operations	21,887	94,967	8,296	16,148	12,027	28,535	2,036	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,301)	(46,222)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Net Long-Term Gains:
Institutional Class Shares	(112)	(310)	—	—	—	—	—	—
Total Distributions	(29,413)	(46,532)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Capital Share Transactions (1):
Shares Issued	257,550	484,902	156,085	197,991	187,927	452,239	102,940	143,647
Shares Issued in Lieu of Cash Distributions	27,455	42,284	4,417	2,996	11,098	24,353	1,849	1,060
Shares Redeemed	(218,614)	(132,160)	(50,812)	(8,035)	(177,540)	(229,674)	(39,003)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	66,391	395,026	109,690	192,952	21,485	246,918	65,786	128,400
Total Increase (Decrease) in Net Assets	58,865	443,461	113,567	206,104	22,132	250,484	65,895	128,983
Net Assets
Beginning of Period	1,314,853	871,392	240,403	34,299	948,426	697,942	128,983	—
End of Period	$1,373,718	$1,314,853	$353,970	$240,403	$970,558	$948,426	$194,878	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	21,487	42,833	14,160	19,382	18,698	45,158	10,220	14,330
Shares Issued in Lieu of Cash Distributions	2,322	3,751	402	298	1,105	2,434	184	106
Shares Redeemed	(18,216)	(11,629)	(4,590)	(786)	(17,652)	(22,928)	(3,871)	(1,624)
	5,593	34,955	9,972	18,894	2,151	24,664	6,533	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,127	$14,503	$6,764	$1,299	$1,332	$2,527	$341	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$43.61	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.36)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	(1.96)	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$41.23	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	(4.47	)%(C)	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$3,627,662	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.96	%(B)	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.91	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	(0.49)	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.21)	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.73)	(0.43)	—	—	—	—
Total Distributions	(0.94)	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.48	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	(4.74	)%(C)	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$289,388	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	4.17	%(B)	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio												U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		For the Period Jan. 31, 2008(a) to May 31, 2008
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)		(0.43)		3.50		2.49		3.28		2.50		0.58
Total From Investment Operations	—		(0.10)		3.88		2.79		3.44		2.70		0.61
Less Distributions
Net Investment Income	(0.16)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.03)
Net Realized Gains	(1.04)		(0.54)		(0.06)		—		—		—		—
Total Distributions	(1.20)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.03)
Net Asset Value, End of Period	$23.24		$24.44		$25.40		$21.93		$19.37		$16.14		$10.58
Total Return	0.13	%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		6.13	%(C)
Net Assets, End of Period (thousands)	$7,739,659		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$38,610
Ratio of Expenses to Average Net Assets	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Net Investment Income to Average Net Assets	0.66	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.00	%(B)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		6	%(C)

	U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.01)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.47)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$15.41		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	0.01	%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$883,359		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.19	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	6	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$26.49		$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.51)		(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(0.44)		(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.12)		(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.27)		(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.39)		(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$23.66		$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(1.56	)%(C)	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$8,209,109		$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.63	%(B)	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.42)	0.35	1.28	0.19
Total From Investment Operations	(0.33)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.05)	(0.18)	(0.17)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$11.45	$11.83	$11.50	$10.22
Total Return	(2.76	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,547,613	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.71	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.77	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.41)	0.13	1.40	0.21
Total From Investment Operations	(0.32)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.05)	(0.17)	(0.16)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$11.40	$11.77	$11.65	$10.24
Total Return	(2.70	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$3,279,118	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	7%	5%	0	%(C)

U.S. Vector Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)
Net Asset Value, Beginning of Period	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.32)	(0.25)	1.73
Total From Investment Operations	(0.24)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.08)	(0.14)	(0.07)
Net Realized Gains	—	(0.18)	—
Total Distributions	(0.08)	(0.32)	(0.07)
Net Asset Value, End of Period	$11.06	$11.38	$11.79
Total Return	(2.09	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$1,115,237	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.33	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	7	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio
	Six Months Ended May 31, 2008		For the Period Oct. 4, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)		(0.62)
Total From Investment Operations	(0.21)		(0.60)
Less Distributions
Net Investment Income	(0.05)		—
Net Realized Gains	—		—
Tax Return of Capital	—		—
Total Distributions	(0.05)		—
Net Asset Value, End of Period	$9.14		$9.40
Total Return	(2.25	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$456,003		$106,507
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	5	%(C)	0	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.54)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.51)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.07)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	(1.25)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$18.88		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(2.49	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$2,835,438		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.38	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.67)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.06)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.32)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$12.81		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(4.82	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$4,230,810		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	0.40	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.13)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(2.23)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$25.37	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	2.19	%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$2,742,852	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.66	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	8	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.41)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.93)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.09)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	(0.35)	—	—	—	—	—
Total Distributions	(0.44)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$25.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.38	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,135,140	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.83	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	6	%(C)	5%	4%	4%	1%	1%

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	For the Period March 6, 2008(a) to May 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.35	$12.82	$10.07	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)	1.54	2.71	0.03	0.74
Total From Investment Operations	(0.59)	1.89	2.99	0.07	0.76
Less Distributions
Net Investment Income	(0.04)	(0.32)	(0.24)	—	—
Net Realized Gains	(0.15)	(0.04)	—	—	—
Total Distributions	(0.19)	(0.36)	(0.24)	—	—
Net Asset Value, End of Period	$13.57	$14.35	$12.82	$10.07	$10.76
Total Return	(4.08	)%(C)	14.83%	30.06%	0.70	%(C)	7.60	%(C)
Net Assets, End of Period (thousands)	$2,867,689	$2,342,187	$851,077	$121,249	$60,889
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.46%	0.90	%(B)(E)	1.08	%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets	4.24	%(B)	2.49%	2.35%	1.89	%(B)(E)	0.77	%(B)(E)
Portfolio Turnover Rate	2	%(C)	4%	2%	0	%(C)	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.13)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(0.84)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.13)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.30)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$18.66	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(3.88	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,566,028	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.19	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.65)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$15.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(3.88	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$200,188	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.56	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.56	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.44	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	(0.98)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$27.29	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	(3.33	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$147,518	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.58	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.28)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	(2.83)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.27)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Total Distributions	(1.49)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$26.97	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	(9.10	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$46,499	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.34	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.40	(A)	0.31	(A)	0.21		0.17		0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)		3.00		6.28		2.28		3.64		3.83
Total From Investment Operations	(0.44)		3.40		6.59		2.49		3.81		4.32
Less Distributions
Net Investment Income	(0.01)		(0.38)		(0.34)		(0.30)		(0.50)		(0.22)
Net Realized Gains	(0.96)		(0.54)		(1.56)		(0.53)		(1.79)		(0.43)
Total Distributions	(0.97)		(0.92)		(1.90)		(0.83)		(2.29)		(0.65)
Net Asset Value, End of Period	$21.54		$22.95		$20.47		$15.78		$14.12		$12.60
Total Return	(1.73	)%(C)	16.99%		46.33%		18.42%		35.91%		52.10%
Net Assets, End of Period (thousands)	$190,110		$170,909		$90,261		$52,061		$33,839		$24,376
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.57	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)
Ratio of Net Investment Income to Average Net Assets	3.95	%(B)	1.70%		1.78%		1.77%		1.56%		2.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008		For the Period March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.35		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.31)		(0.76)
Total From Investment Operations	(1.10)		(0.53)
Less Distributions
Net Investment Income	(0.34)		(0.12)
Net Realized Gains	—		—
Total Distributions	(0.34)		(0.12)
Net Asset Value, End of Period	$7.91		$9.35
Total Return	(11.94	)%(C)	(5.38	)%(C)
Net Assets, End of Period (thousands)	$548,193		$336,840
Ratio of Expenses to Average Net Assets	0.42	%(B)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.42	%(B)	0.48	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.99	%(B)	3.50	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.09)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	(0.73)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.20)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(1.77)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$19.55	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	(3.00	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$8,573,831	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	8	%(C)	18%	14%	13%	10%	10%

	Emerging Markets Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	(0.80)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.21)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	(1.34)		(0.16)		—		—		—		—
Total Distributions	(1.55)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$32.88		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	(2.17	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$3,044,255		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.19	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$23.74		$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.06)		6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	(1.82)		7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.09)		(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.49)		(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.58)		(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$20.34		$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	(8.03	)%(C)	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$1,271,135		$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.90)	6.10	3.54	1.51
Total From Investment Operations	(0.68)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.06)	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.08)	(0.06)	—	—
Total Distributions	(0.14)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$20.38	$21.20	$15.13	$11.54
Total Return	(3.19	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$2,022,181	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.17		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—	—	(0.12)
Total Distributions	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.18		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	1.65	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,502,986		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.17	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.78	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.17		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—	—	—
Total Distributions	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.39		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	1.70	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,218,358		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
For the Period Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.16	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12	(0.25)	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.24	(0.09)	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	(0.38)	—
Total Distributions	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.21	$10.14	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.36	%(C)	(0.94	)%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$205,690	$1,191,710	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.25	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)(E)	2.99	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	0	%(C)	0	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.05	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.18)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	(0.42)	(0.10)
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.18)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.71	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	0.47	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,585,080	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.74	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	7	%(C)	108%	92%	69%	90%	103%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.20	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.26)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.26)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.80	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	1.72	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,373,718	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.43	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.50		0.17
Total From Investment Operations	0.35		0.95		0.19
Less Distributions
Net Investment Income	(0.17)		(0.34)		—
Net Realized Gains	—		—		—
Total Distributions	(0.17)		(0.34)		—
Net Asset Value, End of Period	$10.98		$10.80		$10.19
Total Return	3.28	%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$353,970		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.13	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	6.39	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	2	%(C)	0%		0	%(C)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	For the Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.12	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.02	0.02	(0.11)	(0.04)	0.15	0.01	0.02
Total From Investment Operations	0.13	0.33	0.30	0.11	0.13	0.31	0.13	0.22
Less Distributions
Net Investment Income	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Realized Gains	—	—	—	—	—	—	—	—
Total Distributions	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Asset Value, End of Period	$10.06	$10.05	$10.02	$9.99	$10.09	$10.13	$10.07	$10.07
Total Return	1.30	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	1.28	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$970,558	$948,426	$697,942	$511,543	$381,709	$213,389	$194,878	$128,983
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.28	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.22	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.13	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.33	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0%	0%	2%	6%	0%	8	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, of which thirty-four (the "Portfolios") are included in this report and the remaining nineteen are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the T.A. World ex U.S. Core Equity Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/08
U.S. Large Company Portfolio	The U.S. Large Company Series	77%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	76%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	93%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

T.A. World ex U.S. Core Equity Portfolio*	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

International Small Company Portfolio	The Japanese Small Company Series	83%

	The Asia Pacific Small Company Series	84%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	96%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	8%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	95%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

*  T.A. World ex U.S. Core Equity Portfolio invests in the two Master Funds indicated and securities listed on the Summary Schedule of Investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Effective October 10, 2007, the Fund established two new classes of shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal

Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of each Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. On January 31, 2008, Class R1 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of the other Portfolios had not commenced operations as of May 31, 2008.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$3,627,977	—	—	$3,627,977	—	—	—	—
Enhanced U.S. Large Company Portfolio	289,404	—	—	289,404	—	—	—	—
U.S. Large Cap Value Portfolio	7,740,717	—	—	7,740,717	—	—	—	—
U.S. Targeted Value Portfolio	922,362	$91,733	—	1,014,095	—	—	—	—
U.S. Small Cap Value Portfolio	8,211,362	—	—	8,211,362	—	—	—	—
U.S. Core Equity 1 Portfolio	1,550,715	212,118	—	1,762,833	—	—	—	—
U.S. Core Equity 2 Portfolio	3,295,455	491,666	—	3,787,121	—	—	—	—
U.S. Vector Equity Portfolio	1,117,973	158,851	—	1,276,824	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	456,173	28,332	—	484,505	—	—	—	—

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Small Cap Portfolio	$2,836,188	—	—	$2,836,188	—	—	—	—
U.S. Micro Cap Portfolio	4,232,282	—	—	4,232,282	—	—	—	—
DFA Real Estate Securities Portfolio	2,734,549	$551,200	—	3,285,749	—	—	—	—
Large Cap International Portfolio	383,178	2,018,398	—	2,401,576	—	—	—	—
International Core Equity Portfolio	766,494	2,584,475	—	3,350,969	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	51,611	10,394	—	62,005	—	—	—	—
International Small Company Portfolio	5,562,760	3,565	—	5,566,325	—	—	—	—
Japanese Small Company Portfolio	200,253	—	—	200,253	—	—	—	—
Asia Pacific Small Company Portfolio	147,559	—	—	147,559	—	—	—	—
United Kingdom Small Company Portfolio	46,506	—	—	46,506	—	—	—	—
Continental Small Company Portfolio	190,167	—	—	190,167	—	—	—	—
DFA International Real Estate Securities Portfolio	34,798	598,632	—	633,430	—	—	—	—
DFA International Small Cap Value Portfolio	758,332	9,574,514	—	10,332,846	—	—	—	—
Emerging Markets Portfolio	3,045,292	—	—	3,045,292	—	—	—	—
Emerging Markets Small Cap Portfolio	1,271,633	—	—	1,271,633	—	—	—	—
Emerging Markets Core Equity Portfolio	758,633	1,488,851	—	2,247,484	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,503,275	—	—	3,503,275	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,218,622	—	—	3,218,622	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	201,906	—	201,906	—	$10	—	$10
DFA Five-Year Government Portfolio	—	1,179,564	—	1,179,564	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,505,012	—	3,505,012	—	6,161	—	6,161
DFA Intermediate Government Fixed Income Portfolio	—	1,355,761	—	1,355,761	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	350,511	—	350,511	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	17,325	959,807	—	977,132	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	4,815	186,655	—	191,470	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2008, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2008, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$29	$2,455
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	24	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	34
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	22	27
United Kingdom Small Company Portfolio (4)	0.47%	—	49
Continental Small Company Portfolio (4)	0.47%	12	—
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	6
DFA Inflation-Protected Securities Portfolio (5)	0.20%	31	—
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	16	—
Class R1 Shares
U.S. Targeted Value Portfolio (7)	0.62%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(7) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$70

Enhanced U.S. Large Company Portfolio	6

U.S. Large Cap Value Portfolio	152

U.S. Targeted Value Portfolio	15

U.S. Small Cap Value Portfolio	$170

U.S. Core Equity 1 Portfolio	28

U.S. Core Equity 2 Portfolio	62

U.S. Vector Equity Portfolio	21

T.A. U.S. Core Equity 2 Portfolio	6

U.S. Small Cap Portfolio	59

U.S. Micro Cap Portfolio	88

DFA Real Estate Securities Portfolio	54

Large Cap International Portfolio	44

International Core Equity Portfolio	52

T.A. World ex U.S. Core Equity Portfolio	1

International Small Company Portfolio	110

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	3

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	3

DFA International Real Estate Securities Portfolio	9

DFA International Small Cap Value Portfolio	168

Emerging Markets Portfolio	65

Emerging Markets Small Cap Portfolio	28

Emerging Markets Core Equity Portfolio	38

DFA One-Year Fixed Income Portfolio	70

DFA Two-Year Global Fixed Income Portfolio	66

DFA Selectively Hedged Global Fixed Income Portfolio	1

DFA Five-Year Government Portfolio	26

DFA Five-Year Global Fixed Income Portfolio	75

DFA Intermediate Government Fixed Income Portfolio	28

DFA Inflation-Protected Securities Portfolio	6

DFA Short-Term Municipal Bond Portfolio	20

DFA California Short-Term Municipal Bond Portfolio	3

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio	—	—	$387,720	$41,398
U.S. Core Equity 1 Portfolio	—	—	421,018	27,981
U.S. Core Equity 2 Portfolio	—	—	519,674	81,236
U.S. Vector Equity Portfolio	—	—	279,929	68,889
T.A. U.S. Core Equity 2 Portfolio	—	—	352,004	14,084
DFA Real Estate Securities Portfolio	—	—	283,613	208,401
Large Cap International Portfolio	—	—	160,134	123,979
International Core Equity Portfolio	—	—	700,239	41,030
T.A. World ex U.S. Core Equity Portfolio	—	—	10,370	—
DFA International Real Estate Securities Portfolio	—	—	267,207	245
DFA International Small Cap Value Portfolio	—	—	1,305,100	613,218
Emerging Markets Core Equity Portfolio	—	—	270,027	10,352
DFA Selectively Hedged Global Fixed Income Portfolio	$4,470	—	130,514	—
DFA Five-Year Government Portfolio	1,211,822	—	—	—
DFA Five-Year Global Fixed Income Portfolio	1,540,116	$39,731	274,781	152,977
DFA Intermediate Government Fixed Income Portfolio	132,728	66,556	—	—
DFA Inflation-Protected Securities Portfolio	112,375	6,383	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	225,722	—
DFA California Short-Term Municipal Bond Portfolio	—	—	79,152	6,224

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$25,679	$(5,893)	$(19,786)
U.S. Targeted Value Portfolio	1,651	325	(1,976)
U.S. Small Cap Value Portfolio	60,801	(6,098)	(54,703)
U.S. Core Equity 1 Portfolio	—	(51)	51
U.S. Core Equity 2 Portfolio	—	(150)	150
U.S. Vector Equity Portfolio	—	(10)	10
T.A. U.S. Core Equity 2 Portfolio	(6)	6	—
U.S. Small Cap Portfolio	12,986	(2,557)	(10,429)
U.S. Micro Cap Portfolio	26,352	(2,525)	(23,827)
DFA Real Estate Securities Portfolio	7,430	5,577	(13,007)
Large Cap International Portfolio	2,627	(815)	(1,812)
International Core Equity Portfolio	(3)	382	(379)
International Small Company Portfolio	15,432	(60)	(15,372)
Japanese Small Company Portfolio	(2,827)	102	2,725
Asia Pacific Small Company Portfolio	—	34	(34)
United Kingdom Small Company Portfolio	107	17	(124)
Continental Small Company Portfolio	628	(82)	(546)
DFA International Real Estate Securities Portfolio	392	(340)	(52)
DFA International Small Cap Value Portfolio	52,905	34,339	(87,244)
Emerging Markets Portfolio	13,489	(2,961)	(10,528)
Emerging Markets Small Cap Portfolio	8,818	(1,721)	(7,097)
Emerging Markets Core Equity Portfolio	1,777	(1,668)	(109)
DFA Five-Year Global Fixed Income Portfolio	—	(43,171)	43,171
DFA Inflation-Protected Securities Portfolio	(11)	11	—
DFA California Short-Term Municipal Bond Portfolio	(22)	22	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
U.S. Vector Equity Portfolio
2006	1,296	—	1,296
2007	13,979	—	13,979
U.S. Small Cap Portfolio
2006	49,510	117,599	167,109
2007	70,394	144,164	214,558
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
United Kingdom Small Company Portfolio
2006	799	888	1,687
2007	1,360	1,153	2,513
Continental Small Company Portfolio
2006	1,559	5,185	6,744
2007	3,386	2,271	5,657
DFA International Real Estate Securities Portfolio
2006	—	—	—
2007	2,768	—	2,768
DFA International Small Cap Value Portfolio
2006	132,360	176,381	308,741
2007	218,066	401,394	619,460
Emerging Markets Portfolio
2006	55,765	587	56,352
2007	54,872	23,352	78,224
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	27,462
2007	21,595	53,499	75,094

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2006	$9,153	$83	—	$9,236
2007	26,413	1,966	—	28,379
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Five-Year Global Fixed Income Portfolio
2006	$54,715	—	$4,812	$59,527
2007	60,967	—	—	60,967
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
DFA California Short-Term Municipal Bond Portfolio
2006	—	—	—	—
2007	1,116	—	—	1,116

The T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007 and did not pay any distributions for the year ended November 30, 2007.

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$6,184	$19,494	$25,678
U.S. Targeted Value Portfolio	642	1,009	1,651
U.S. Small Cap Value Portfolio	10,316	50,484	60,800
U.S. Small Cap Portfolio	3,544	9,442	12,986
U.S. Micro Cap Portfolio	6,219	20,133	26,352
DFA Real Estate Securities Portfolio	—	7,430	7,430
Large Cap International Portfolio	1,718	909	2,627
International Small Company Portfolio	5,363	10,069	15,432
United Kingdom Small Company Portfolio	46	61	107
Continental Small Company Portfolio	200	428	628
DFA International Real Estate Securities Portfolio	407	—	407
DFA International Small Cap Value Portfolio	16,866	36,039	52,905
Emerging Markets Portfolio	4,513	8,976	13,489
Emerging Markets Small Cap Portfolio	2,025	6,793	8,818
Emerging Markets Core Equity Portfolio	1,413	364	1,777

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$16,418	—	$(43,516)	$(27,098)
Enhanced U.S. Large Company Portfolio	437	$17,593	—	18,030
U.S. Large Cap Value Portfolio	24,048	315,456	—	339,504
U.S. Targeted Value Portfolio	801	14,001	—	14,802
U.S. Small Cap Value Portfolio	9,049	747,955	—	757,004
U.S. Core Equity 1 Portfolio	365	—	(3,266)	(2,901)
U.S. Core Equity 2 Portfolio	518	—	(15,562)	(15,044)
U.S. Vector Equity Portfolio	3,134	—	(1,759)	1,375
T.A. U.S. Core Equity 2 Portfolio	176	—	(310)	(134)
U.S. Small Cap Portfolio	5,401	173,651	—	179,052
U.S. Micro Cap Portfolio	15,440	350,692	—	366,132
DFA Real Estate Securities Portfolio	6,039	197,632	—	203,671
Large Cap International Portfolio	1,808	28,914	—	30,722
International Core Equity Portfolio	9,660	17,053	—	26,713
International Small Company Portfolio	59,881	279,890	—	339,771
Japanese Small Company Portfolio	1,167	—	(45,815)	(44,648)
Asia Pacific Small Company Portfolio	1,464	—	(8,758)	(7,294)
United Kingdom Small Company Portfolio	346	1,310	—	1,656
Continental Small Company Portfolio	347	6,764	—	7,111
DFA International Real Estate Securities Portfolio	9,175	—	(46)	9,129
DFA International Small Cap Value Portfolio	127,551	533,420	—	660,971
Emerging Markets Portfolio	11,723	126,583	—	138,306
Emerging Markets Small Cap Portfolio	9,706	83,686	—	93,392
Emerging Markets Core Equity Portfolio	1,863	5,265	—	7,128
DFA One-Year Fixed Income Portfolio	605	—	(12,609)	(12,004)
DFA Two-Year Global Fixed Income Portfolio	284	296	—	580
DFA Five-Year Government Portfolio	13,206	—	(22,270)	(9,064)
DFA Five-Year Global Fixed Income Portfolio	48,470	—	(32,933)	15,537
DFA Intermediate Government Fixed Income Portfolio	14,525	35	—	14,560
DFA Inflation-Protected Securities Portfolio	1,298	—	—	1,298
DFA Short-Term Municipal Bond Portfolio	2,544	—	(17)	2,527
DFA California Short-Term Municipal Bond Portfolio	—	—	(4)	(4)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
U.S. Large Company Portfolio	—	—	—	$28,579	—	$5,485	$8,867	$585	$43,516
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	—	3,266	3,266
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	15,562	15,562
U.S. Vector Equity Portfolio	—	—	—	—	—	—	—	1,759	1,759
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	310	310
Japanese Small Company Portfolio	$632	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,003	45,815
Asia Pacific Small Company Portfolio	—	—	—	5,837	1,150	907	864	—	8,758

	2008	2009	2010	2011	2012	2013	2014	2015	Total
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	$46	$46
DFA One-Year Fixed Income Portfolio	—	—	—	—	$1,119	$4,660	—	6,830	12,609
DFA Five-Year Government Portfolio	—	—	—	—	884	6,795	$14,591	—	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	4,667	12,384	15,882	—	32,933
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	17	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	—	4	4

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$6,873
Asia Pacific Small Company Portfolio	4,971
DFA Two-Year Global Fixed Income Portfolio	216
DFA Five-Year Global Fixed Income Portfolio	375

For the year ended November 30, 2007, the Japanese Small Company Portfolio had capital loss carryforward expirations of $2,827 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,274	$4,205
International Core Equity Portfolio	448	274
International Small Company Portfolio	17,298	8,939
Japanese Small Company Portfolio	269	511
Asia Pacific Small Company Portfolio	782	384
United Kingdom Small Company Portfolio	394	61
Continental Small Company Portfolio	196	610
DFA International Real Estate Securities Portfolio	7,291	42
DFA International Small Cap Value Portfolio	28,901	53,595
Emerging Markets Portfolio	1,146	1,577
Emerging Markets Small Cap Portfolio	255	243

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,998,309	$851,710	$(222,042)	$629,668
Enhanced U.S. Large Company Portfolio	297,001	27,403	(35,000)	(7,597)
U.S. Large Cap Value Portfolio	6,714,929	1,203,827	(178,039)	1,025,788
U.S. Targeted Value Portfolio	1,029,489	105,071	(120,465)	(15,394)
U.S. Small Cap Value Portfolio	8,564,849	—	(353,487)	(353,487)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Core Equity 1 Portfolio	$1,726,913	$192,225	$(156,305)	$35,920
U.S. Core Equity 2 Portfolio	3,811,230	413,527	(437,637)	(24,110)
U.S. Vector Equity Portfolio	1,304,955	137,512	(165,642)	(28,130)
T.A. U.S. Core Equity 2 Portfolio	480,640	31,680	(27,816)	3,864
U.S. Small Cap Portfolio	2,769,547	194,262	(127,621)	66,641
U.S. Micro Cap Portfolio	4,150,448	273,486	(191,652)	81,834
DFA Real Estate Securities Portfolio	2,826,638	535,311	(76,200)	459,111
Large Cap International Portfolio	1,800,627	674,754	(73,805)	600,949
International Core Equity Portfolio	3,285,246	312,417	(246,695)	65,722
T.A. World ex U.S. Core Equity Portfolio	60,546	1,790	(331)	1,459
International Small Company Portfolio	4,598,944	1,431,248	(463,868)	967,380
Japanese Small Company Portfolio	301,689	54,826	(156,261)	(101,435)
Asia Pacific Small Company Portfolio	133,258	79,650	(65,349)	14,301
United Kingdom Small Company Portfolio	39,972	65,788	(59,254)	6,534
Continental Small Company Portfolio	158,219	96,433	(64,485)	31,948
DFA International Real Estate Securities Portfolio	718,510	6,402	(91,482)	(85,080)
DFA International Small Cap Value Portfolio	9,324,715	1,992,278	(984,147)	1,008,131
Emerging Markets Portfolio	1,535,659	1,585,172	(75,539)	1,509,633
Emerging Markets Small Cap Portfolio	984,678	373,820	(86,864)	286,956
Emerging Markets Core Equity Portfolio	1,741,725	597,617	(91,858)	505,759
DFA One-Year Fixed Income Portfolio	3,504,794	9,306	(10,825)	(1,519)
DFA Two-Year Global Fixed Income Portfolio	3,111,516	120,333	(13,227)	107,106
DFA Selectively Hedged Global Fixed Income Portfolio	201,783	579	(456)	123
DFA Five-Year Government Portfolio	1,209,064	—	(29,500)	(29,500)
DFA Five-Year Global Fixed Income Portfolio	3,402,525	162,837	(60,350)	102,487
DFA Intermediate Government Fixed Income Portfolio	1,311,360	47,343	(2,942)	44,401
DFA Inflation-Protected Securities Portfolio	340,136	19,702	(9,327)	10,375
DFA Short-Term Municipal Bond Portfolio	976,466	1,691	(1,025)	666
DFA California Short-Term Municipal Bond Portfolio	191,022	616	(168)	448

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$40,345	4,046	N/A	N/A
Shares Issued in Lieu of Cash Distributions	102	11	N/A	N/A
Shares Redeemed	(4,035)	(409)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$36,412	3,648	N/A	N/A
Institutional Class Shares
Shares Issued	$453,850	31,077	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	16,052	1,077	18,152	1,060
Shares Redeemed	(141,643)	(9,761)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$328,259	22,393	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/23/08	63,926	Japanese Yen	$617	$607	$10

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/18/08	43,370	Australian Dollar	$40,364	$41,350	$(986)
06/18/08	253,608	Swedish Krona	42,042	42,220	(178)
06/18/08	212,568	Swiss Franc	201,421	203,983	(2,562)
06/18/08	91,124	Euro	141,076	141,640	(564)
06/18/08	30,758,883	Japanese Yen	292,841	292,078	763
06/23/08	36,185,980	Japanese Yen	349,371	343,707	5,664
06/30/08	32,546,696	Japanese Yen	313,283	309,259	4,024
			$1,380,398	$1,374,237	$6,161

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	3.49%	$512	6	—	$753
U.S. Core Equity 1 Portfolio	3.56%	5,176	7	$4	9,542
U.S. Core Equity 2 Portfolio	5.34%	6,437	7	7	13,919
U.S. Vector Equity Portfolio	4.69%	10,157	12	16	37,588
T.A. U.S. Core Equity 2 Portfolio	4.73%	1,162	11	2	4,146
DFA Real Estate Securities Portfolio	3.51%	19,294	6	11	24,998

At May 31, 2008, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $21,303 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Core Equity 2 Portfolio	4.91%	$17,023	1	$2	$17,023
Large Cap International Portfolio	4.62%	1,847	2	—	2,558
International Small Company Portfolio	4.18%	951	1	—	951
DFA International Small Cap Value Portfolio	5.30%	1,135	2	—	1,135
Emerging Markets Core Equity Portfolio	3.56%	1,352	14	2	3,744

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

J.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

N.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	93%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	78%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	72%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	34%
U.S. Targeted Value Portfolio — Class R1 Shares	1	100%
U.S. Small Cap Value Portfolio — Institutional Class Shares	1	38%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	2	56%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	4	76%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	87%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	2	83%
U.S. Small Cap Portfolio — Institutional Class Shares	2	41%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	54%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	70%
Large Cap International Portfolio — Institutional Class Shares	2	70%
International Core Equity Portfolio — Institutional Class Shares	3	60%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	2	90%
International Small Company Portfolio — Institutional Class Shares	2	52%
Japanese Small Company Portfolio — Institutional Class Shares	3	58%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	79%
United Kingdom Small Company Portfolio — Institutional Class Shares	1	72%
Continental Small Company Portfolio — Institutional Class Shares	2	57%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	2	74%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
Emerging Markets Portfolio — Institutional Class Shares	1	38%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	48%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	63%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	90%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	73%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	70%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	81%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	1	74%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	80%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	4	91%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

Institutional Class Shares — Six Months Ended May 31, 2008
  Class R2 Shares — For the Period April 30, 2008 to May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return
Class R2 Shares**	$1,000.00	$1,000.00	0.74%	$0.65
Institutional Class Shares*	$1,000.00	$938.20	0.44%	$2.13
Hypothetical 5% Annual Return
Class R2 Shares**	$1,000.00	$1,021.30	0.74%	$3.74
Institutional Class Shares*	$1,000.00	$1,022.80	0.44%	$2.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

**  Class R2 Shares commenced operations April 30, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (32), then divided by the number of days in the year (366) to reflect the expenses paid during the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (287,571,545 Shares) at Value†	$6,122,398
Receivable for Fund Shares Sold	7,474
Prepaid Expenses and Other Assets	124
Total Assets	6,129,996
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	5,145
Fund Shares Redeemed	2,329
Due to Advisor	1,035
Accrued Expenses and Other Liabilities	265
Total Liabilities	8,774
NET ASSETS	$6,121,222
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,588 and shares outstanding of 358,656	$10.00
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $6,117,634 and shares outstanding of 262,607,235	$23.30
NUMBER OF SHARES AUTHORIZED	300,000,000
Investment at Cost	$4,957,632
NET ASSETS CONSIST OF:
Paid-In Capital	$4,646,480
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(3,060)
Accumulated Net Realized Gain (Loss)	313,036
Net Unrealized Appreciation (Depreciation)	1,164,766
NET ASSETS	$6,121,222

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$19,312
Expenses
Administrative Services Fees	5,916
Accounting & Transfer Agent Fees	48
Filing Fees	68
Shareholders' Reports	57
Directors'/Trustees' Fees & Expenses	23
Legal Fees	56
Audit Fees	6
Other	10
Total Expenses	6,184
Net Investment Income (Loss)	13,128
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	414,722
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)
Net Realized and Unrealized Gain (Loss)	(399,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(386,097)

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,128	$160,985
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)	529,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,097)	799,131
Distributions From:
Net Investment Income:
Institutional Class Shares	(36,701)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	(106,397)	(65,358)
Total Distributions	(158,027)	(214,809)
Capital Share Transactions:
Shares Issued	966,000	2,157,333
Shares Issued in Lieu of Cash Distributions	146,171	192,509
Shares Redeemed	(708,894)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	403,277	1,221,688
Total Increase (Decrease) in Net Assets	(140,847)	1,806,010
Net Assets
Beginning of Period	6,262,069	4,456,059
End of Period	$6,121,222	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(3,060)	$20,513

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

Class R2 Shares

	For the Period April 30, 2008(a) to May 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)
Net Gains (Losses) (Realized and Unrealized)	—
Total from Investment Operations	—
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Total Distributions	—
Net Asset Value, End of Period	$10.00
Total Return	0	%(C)
Net Assets, End of Period (thousands)	$3,588
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.51	)%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	(1.62)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	(1.57)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.15)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.64)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$23.30	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	(6.18	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$6,117,634	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.44	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 70% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 Shares and Class R2 Shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R2 shares commenced operations on April 30, 2008. As of May 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$6,122,398	—	—	$6,122,398

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $124 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until April 1, 2009 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$10,950	$(6,391)	$(4,559)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$6,625	$4,325	$10,950

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,631	$106,309	$126,940

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,046,627	$1,164,766	$(88,995)	$1,075,771

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$3,692	369	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A
Shares Redeemed	(103)	(10)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$3,589	359	N/A	N/A
Institutional Class Shares
Shares Issued	$962,308	41,950	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	146,172	6,224	192,509	7,988
Shares Redeemed	(708,792)	(31,020)	(1,128,154)	(45,424)
Net Increase (Decrease)—Institutional Class Shares	$399,688	17,154	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At May 31, 2008, one shareholder held approximately 100% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 46% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2008

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.60	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$953.00	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$985.60	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$976.50	0.05%	$0.25
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$953.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothtical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$962.50	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$968.90	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$910.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$985.30	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,010.90	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96
The Emerging Markets Series
Actual Fund Return	$1,000.00	$980.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.18%	$0.91
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$921.30	0.30%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52

The DFA One-Year Fixed Income Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,016.80	0.06%	$0.30
Hypothetical 5% Annual Return	$1,000.00	$1,024.70	0.06%	$0.30
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,017.70	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.5%	10.5%	14.3%	14.7%	11.4%	11.8%	16.7%
The U.S. Large Cap Value Series	16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%
The U.S. Small Cap Value Series	18.3%	3.6%	11.5%	21.3%	4.7%	17.3%	16.4%
The U.S. Small Cap Series	14.4%	4.2%	8.1%	12.6%	14.1%	18.5%	18.9%
The U.S. Micro Cap Series	13.6%	4.1%	5.8%	14.9%	15.3%	17.8%	21.2%
The DFA International Value Series	12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%
The Japanese Small Company Series	21.0%	9.6%	1.5%	10.8%	4.4%	27.8%	12.4%
The Asia Pacific Small Company Series	17.7%	4.9%	11.8%	12.1%	5.4%	18.1%	4.6%
The United Kingdom Small Company Series	17.2%	3.9%	8.5%	13.7%	2.9%	35.3%	11.8%
The Continental Small Company Series	15.9%	7.5%	4.5%	15.3%	7.5%	28.4%	8.9%
The Canadian Small Company Series	9.5%	3.3%	24.8%	6.2%	5.3%	7.3%	6.9%
The Emerging Markets Series	5.2%	7.8%	9.8%	19.8%	3.1%	8.8%	10.2%
The Emerging Small Cap Series	17.3%	13.3%	1.8%	12.0%	3.8%	17.6%	9.0%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.7%	1.2%	3.5%	3.7%	—	100.0%
The U.S. Large Cap Value Series	3.4%	—	6.5%	—	—	100.0%
The U.S. Small Cap Value Series	5.9%	—	0.3%	0.7%	—	100.0%
The U.S. Small Cap Series	5.0%	—	1.0%	3.2%	—	100.0%
The U.S. Micro Cap Series	4.2%	—	1.3%	1.8%	—	100.0%
The DFA International Value Series	12.0%	—	7.4%	3.2%	—	100.0%
The Japanese Small Company Series	11.8%	—	—	0.7%	—	100.0%
The Asia Pacific Small Company Series	20.6%	0.5%	1.6%	2.6%	0.1%	100.0%
The United Kingdom Small Company Series	3.4%	1.8%	0.9%	0.6%	—	100.0%
The Continental Small Company Series	8.3%	0.1%	0.8%	2.8%	—	100.0%
The Canadian Small Company Series	35.3%	—	—	1.4%	—	100.0%
The Emerging Markets Series	19.2%	—	12.0%	4.0%	0.1%	100.0%
The Emerging Small Cap Series	20.3%	—	1.1%	3.6%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	39.8%	20.8%	24.0%	10.9%	4.5%	100.0%
The DFA One-Year Fixed Income Series	29.2%	16.1%	51.8%	2.9%	—	100.0%
The DFA Two-Year Global Fixed Income Series	25.3%	5.1%	57.5%	9.7%	2.4%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
Comcast Corp. Class A	1,132,895	$25,490,138	0.5%
Disney (Walt) Co.	708,475	23,804,760	0.5%
McDonald's Corp.	433,302	25,703,475	0.6%
Time Warner, Inc.	1,345,582	21,367,842	0.5%
Other Securities		303,116,776	6.4%
Total Consumer Discretionary		399,482,991	8.5%
Consumer Staples — (9.6%)
Coca-Cola Co.	751,986	43,058,718	0.9%
CVS Caremark Corp.	538,740	23,052,685	0.5%
PepsiCo, Inc.	602,668	41,162,224	0.9%
* Philip Morris International, Inc.	793,242	41,772,124	0.9%
Procter & Gamble Co.	1,157,901	76,479,361	1.6%
# Wal-Mart Stores, Inc.	889,011	51,331,495	1.1%
Other Securities		206,802,616	4.4%
Total Consumer Staples		483,659,223	10.3%
Energy — (13.0%)
Chevron Corp.	781,345	77,470,357	1.6%
ConocoPhillips	587,512	54,697,367	1.2%
Devon Energy Corp.	167,199	19,385,052	0.4%
# Exxon Mobil Corp.	2,012,934	178,668,022	3.8%
Occidental Petroleum Corp.	309,488	28,451,232	0.6%
Schlumberger, Ltd.	450,634	45,572,616	1.0%
Other Securities		253,674,583	5.3%
Total Energy		657,919,229	13.9%
Financials — (13.4%)
# American Express Co.	434,974	20,161,045	0.4%
American International Group, Inc.	1,013,369	36,481,284	0.8%
Bank of America Corp.	1,671,378	56,843,566	1.2%
Citigroup, Inc.	1,958,865	42,879,555	0.9%
JPMorgan Chase & Co.	1,277,939	54,951,377	1.2%
The Goldman Sachs Group, Inc.	148,659	26,224,934	0.6%
# U.S. Bancorp	650,811	21,600,417	0.5%
Wells Fargo & Co.	1,240,415	34,198,242	0.7%
Other Securities		382,533,246	8.0%
Total Financials		675,873,666	14.3%
Health Care — (10.4%)
# Abbott Laboratories	581,578	32,771,920	0.7%
* Gilead Sciences, Inc.	349,484	19,333,455	0.4%
# Johnson & Johnson	1,065,759	71,128,756	1.5%
Medtronic, Inc.	422,535	21,409,848	0.5%
Merck & Co., Inc.	814,685	31,740,128	0.7%
Pfizer, Inc.	2,543,806	49,248,084	1.0%
Wyeth	503,407	22,386,509	0.5%
Other Securities		275,858,369	5.8%
Total Health Care		523,877,069	11.1%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
3M Co.	266,255	$20,650,738	0.4%
# Boeing Co.	287,765	23,818,309	0.5%
# Caterpillar, Inc.	234,771	19,401,475	0.4%
General Electric Co.	3,757,085	115,417,651	2.4%
United Parcel Service, Inc.	389,175	27,639,209	0.6%
United Technologies Corp.	369,292	26,234,504	0.6%
Other Securities		306,117,747	6.5%
Total Industrials		539,279,633	11.4%
Information Technology — (15.0%)
#* Apple, Inc.	330,673	62,414,529	1.3%
#* Cisco Sytems, Inc.	2,242,810	59,927,883	1.3%
#* Google, Inc.	87,251	51,111,636	1.1%
Hewlett-Packard Co.	927,562	43,651,068	0.9%
Intel Corp.	2,177,721	50,479,573	1.1%
# International Business Machines Corp.	520,851	67,413,745	1.4%
Microsoft Corp.	3,011,487	85,285,312	1.8%
#* Oracle Corp.	1,488,124	33,988,752	0.7%
# QUALCOMM, Inc.	606,619	29,445,286	0.6%
Other Securities		273,153,672	5.8%
Total Information Technology		756,871,456	16.0%
Materials — (3.4%)
Monsanto Co.	206,179	26,267,205	0.6%
Other Securities		144,019,925	3.0%
Total Materials		170,287,130	3.6%
Real Estate Investment Trusts — (1.1%)
Total Real Estate Investment Trusts		55,531,707	1.2%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,270,928	90,610,027	1.9%
Verizon Communications, Inc.	1,080,190	41,554,909	0.9%
Other Securities		27,669,549	0.6%
Total Telecommunication Services		159,834,485	3.4%
Utilities — (3.3%)
# Exelon Corp.	248,781	21,892,728	0.5%
Other Securities		147,410,943	3.1%
Total Utilities		169,303,671	3.6%
TOTAL COMMON STOCKS		4,591,920,260	97.3%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	$106,082,000	2.2%
SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921	6.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524	0.9%
TOTAL SECURITIES LENDING COLLATERAL		351,868,445	7.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,880,265,093)		$5,049,870,705	107.0%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia 6.250%, 03/30/09	5,000	$4,708,948
AUSTRIA — (2.1%)
BONDS — (2.1%)
PFandBriefstelle der Oesterriechischen Landes- Hypothekenbanken (f) 3.000%, 01/19/09	6,200	5,950,953
GERMANY — (12.7%)
BONDS — (12.7%)
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	3,700	3,549,760
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	10,712,887
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	10,873,991
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	1,200,000	11,351,144
TOTAL — GERMANY		36,487,782
NETHERLANDS — (3.6%)
BONDS — (3.6%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	10,500,402
SPAIN — (3.3%)
BONDS — (3.3%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	1,000,000	9,455,397
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
BONDS — (4.5%)
Inter-American Development Bank (j) 1.900%, 07/08/09	1,100,000	10,534,905
World Bank (International Bank for Reconstruction & Development) (t) 5.450%, 08/18/08	2,440	2,318,110
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,853,015
SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest 5.050%, 10/28/08	1,000	943,690
(t) 5.000%, 11/25/08	2,300	2,167,571
TOTAL — SWEDEN		3,111,261

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (0.9%)
BONDS — (0.9%)
BP Capital Markets P.L.C. (g) 4.875%, 03/15/10	2,500	$2,549,805
UNITED STATES — (70.2%)
AGENCY OBLIGATIONS — (20.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	7,600	7,544,657
Federal Home Loan Bank 4.375%, 03/17/10	6,600	6,745,385
2.375%, 04/30/10	14,400	14,193,518
4.875%, 05/14/10	5,800	5,986,476
Federal Home Loan Mortgage Corporation Discount Notes 2.050%, 07/21/08	17,000	16,950,938
Federal National Mortgage Association 2.375%, 05/20/10	8,500	8,377,693
TOTAL AGENCY OBLIGATIONS		59,798,667
BONDS — (21.1%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	8,895,330
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	9,461,383
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	6,500	6,422,176
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	7,000	6,977,852
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	3,400	3,408,160
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	7,000	6,995,079
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	8,300	8,278,213
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	2,500	2,493,640
Wal-Mart Stores, Inc. 6.875%, 08/10/09	7,500	7,820,033
TOTAL BONDS		60,751,866

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (27.7%)
Allianz Finance Corp. 2.380%, 06/03/08	6,600	$6,598,328
AT&T, Inc. 2.100%, 06/27/08	7,400	7,386,451
BASF AG 2.300%, 06/25/08	3,000	2,994,954
Cafco LLC 2.550%, 06/06/08	3,500	3,498,169
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	6,900	6,869,546
Ciesco L.P. 2.680%, 06/02/08	7,600	7,598,296
Cornell University 2.600%, 06/02/08	4,300	4,300,000
2.500%, 06/19/08	3,000	2,996,250
CRC Funding LLC 2.630%, 06/02/08	7,600	7,598,296
Eksportfinans 2.290%, 07/07/08	7,400	7,381,339
Electricite de France 2.250%, 07/21/08	7,500	7,473,155
New Center Asset Trust 2.650%, 06/10/08	8,000	7,993,425
Stanley Works 2.100%, 06/18/08	7,000	6,991,318
TOTAL COMMERCIAL PAPER		79,679,527
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,978,088	1,978,088
TOTAL INVESTMENTS — (100.0%) (Cost $276,836,182)		$287,825,711

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (15.4%)
# American Axle & Manufacturing Holdings, Inc.	1,968,362	$36,591,850	0.5%
American Greetings Corp. Class A	1,809,500	33,765,270	0.4%
# ArvinMeritor, Inc.	3,097,062	46,363,018	0.6%
*# Big Lots, Inc.	1,116,939	34,692,125	0.4%
# Bob Evans Farms, Inc.	1,381,208	40,206,965	0.5%
# Penske Automotive Group, Inc.	2,863,983	59,828,605	0.7%
* Scholastic Corp.	1,773,991	55,171,120	0.7%
Other Securities		1,183,287,836	14.3%
Total Consumer Discretionary		1,489,906,789	18.1%
Consumer Staples — (3.0%)
# Chiquita Brands International, Inc.	1,537,940	37,433,460	0.5%
* Hain Celestial Group, Inc.	1,402,074	40,337,669	0.5%
# Universal Corp.	830,759	41,213,954	0.5%
Other Securities		173,412,385	2.1%
Total Consumer Staples		292,397,468	3.6%
Energy — (9.5%)
* Comstock Resources, Inc.	986,367	56,568,147	0.7%
*# Encore Acquisition Co.	1,668,924	111,467,434	1.4%
* Exterran Holdings, Inc.	2,039,425	149,938,526	1.8%
* Mariner Energy, Inc.	1,182,092	38,654,408	0.5%
* Stone Energy Corp.	912,596	61,673,238	0.8%
* Swift Energy Corp.	1,253,094	72,228,338	0.9%
* Whiting Petroleum Corp.	1,253,035	117,196,364	1.4%
Other Securities		308,106,648	3.7%
Total Energy		915,833,103	11.2%
Financials — (17.9%)
Delphi Financial Group, Inc. Class A	1,353,394	39,099,553	0.5%
First Niagara Financial Group, Inc.	3,288,463	46,597,521	0.6%
Harleysville Group, Inc.	1,104,553	43,088,613	0.5%
# NewAlliance Bancshares, Inc.	2,767,654	37,086,564	0.5%
# Prosperity Bancshares, Inc.	1,095,070	34,976,536	0.4%
Provident Financial Services, Inc.	2,524,606	39,712,052	0.5%
Selective Insurance Group, Inc.	1,945,426	42,565,921	0.5%
# Susquehanna Bancshares, Inc.	2,025,930	38,999,153	0.5%
United Fire & Casualty Co.	1,086,348	39,206,299	0.5%
Other Securities		1,371,214,591	16.6%
Total Financials		1,732,546,803	21.1%
Health Care — (4.0%)
# Alpharma, Inc. Class A	1,486,200	37,437,378	0.5%
* Kindred Healthcare, Inc.	1,758,075	48,505,289	0.6%
Other Securities		299,660,469	3.6%
Total Health Care		385,603,136	4.7%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (14.1%)
Applied Industrial Technologies, Inc.	1,506,750	$41,450,693	0.5%
# Arkansas Best Corp.	897,990	33,369,308	0.4%
* EnerSys	1,393,240	43,483,020	0.5%
* Esterline Technologies Corp.	1,050,323	65,046,503	0.8%
IKON Office Solutions, Inc.	3,449,107	41,699,704	0.5%
*# PHH Corp.	1,858,710	34,999,509	0.4%
*# Quanta Services, Inc.	1,946,548	62,367,398	0.8%
# Regal-Beloit Corp.	992,313	46,142,555	0.6%
# Trinity Industries, Inc.	1,589,125	64,915,756	0.8%
* United Rentals, Inc.	1,607,301	33,094,328	0.4%
# Werner Enterprises, Inc.	3,053,601	57,835,203	0.7%
Other Securities		835,799,640	10.2%
Total Industrials		1,360,203,617	16.6%
Information Technology — (13.8%)
* Benchmark Electronics, Inc.	2,360,988	41,954,757	0.5%
* Coherent, Inc.	1,114,220	33,727,439	0.4%
* Entegris, Inc.	5,110,889	39,302,736	0.5%
Imation Corp.	1,429,505	37,395,851	0.5%
*# L-1 Identity Solutions, Inc.	2,821,869	44,585,530	0.6%
* MKS Instruments, Inc.	2,122,573	50,007,820	0.6%
* MPS Group, Inc.	3,687,992	42,338,148	0.5%
* Skyworks Solutions, Inc.	6,034,870	62,340,207	0.8%
Other Securities		980,918,734	11.8%
Total Information Technology		1,332,571,222	16.2%
Materials — (5.5%)
# Minerals Technologies, Inc.	696,999	48,518,100	0.6%
Rock-Tenn Co. Class A	1,100,802	39,287,623	0.5%
Terra Industries, Inc.	1,657,842	72,331,646	0.9%
Other Securities		369,097,723	4.4%
Total Materials		529,235,092	6.4%
Other — (0.0%)
Total Other		17,013	0.0%
Telecommunication Services — (0.2%)
Total Telecommunication Services		23,281,152	0.3%
Utilities — (0.6%)
Total Utilities		58,333,758	0.7%
TOTAL COMMON STOCKS		8,119,929,153	98.9%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		2,522,401	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		93,296	0.0%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $105,235,000 FNMA 5.11%(r), 01/01/36 & FNMA 5.15%(r), 09/01/37 valued at $79,454,626) to be repurchased at $78,288,655	$78,276	$78,276,000	1.0%
SECURITIES LENDING COLLATERAL — (15.2%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,899,048,413 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 05/01/47, valued at $1,345,862,210) to be repurchased at $1,306,918,227	1,306,662	1,306,662,339	15.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $251,288,849 FNMA, rates ranging from 4.209%(r) to 7.500%, maturities ranging from 09/01/18 to 03/01/38, valued at $170,489,855) to be repurchased at $165,553,724	165,523	165,522,551	2.0%
TOTAL SECURITIES LENDING COLLATERAL		1,472,184,890	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,335,302,044)		$9,673,005,740	117.8%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.1%)
Consumer Discretionary — (11.5%)
* Deckers Outdoor Corp.	37,600	$5,140,672	0.2%
*# Netflix, Inc.	204,982	6,223,254	0.2%
Tupperware Corp.	138,600	5,308,380	0.2%
* Warnaco Group, Inc.	140,517	6,771,514	0.2%
* WMS Industries, Inc.	150,494	5,574,298	0.2%
Other Securities		417,058,712	13.4%
Total Consumer Discretionary		446,076,830	14.4%
Consumer Staples — (3.4%)
*# Central European Distribution Corp.	99,339	7,088,831	0.2%
Flowers Foods, Inc.	249,505	7,018,576	0.2%
Other Securities		115,169,582	3.8%
Total Consumer Staples		129,276,989	4.2%
Energy — (6.1%)
Atlas America, Inc.	92,529	6,350,265	0.2%
Berry Petroleum Corp. Class A	124,200	6,706,800	0.2%
*# Carrizo Oil & Gas, Inc.	90,096	6,032,828	0.2%
* Comstock Resources, Inc.	118,200	6,778,770	0.2%
* Dril-Quip, Inc.	122,100	7,123,314	0.2%
* Encore Acquisition Co.	111,540	7,449,757	0.3%
* Mariner Energy, Inc.	199,000	6,507,300	0.2%
Penn Virginia Corp.	114,100	7,190,582	0.2%
* Swift Energy Corp.	83,700	4,824,468	0.2%
* W-H Energy Services, Inc.	59,000	5,046,270	0.2%
Other Securities		172,949,042	5.6%
Total Energy		236,959,396	7.7%
Financials — (10.1%)
* ProAssurance Corp.	95,850	4,910,395	0.2%
UMB Financial Corp.	127,501	6,651,727	0.2%
Other Securities		379,645,211	12.3%
Total Financials		391,207,333	12.7%
Health Care — (11.1%)
* Applera Corp. - Celera Group	428,611	5,520,510	0.2%
*# Myriad Genetics, Inc.	141,645	6,858,451	0.2%
Owens & Minor, Inc.	124,900	5,930,252	0.2%
Steris Corp.	175,100	5,296,775	0.2%
*# United Therapeutics Corp.	69,758	6,662,587	0.2%
Other Securities		397,720,024	12.9%
Total Health Care		427,988,599	13.9%
Industrials — (14.6%)
Actuant Corp.	156,556	5,715,860	0.2%
# Barnes Group, Inc.	154,669	4,940,128	0.2%
# Belden, Inc.	136,500	5,717,985	0.2%
Clarcor, Inc.	146,600	6,365,372	0.2%
Curtiss-Wright Corp.	121,900	6,279,069	0.2%
* EMCOR Group, Inc.	184,900	5,426,815	0.2%
*# Energy Conversion Devices, Inc.	115,260	7,316,705	0.2%
*# Graftech International, Ltd.	289,900	7,653,360	0.3%
* Hexcel Corp.	258,613	6,842,900	0.2%
Nordson Corp.	96,650	6,944,303	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	306,575	$4,877,608	0.2%
* Teledyne Technologies, Inc.	100,500	5,595,840	0.2%
# Valmont Industries, Inc.	51,250	5,885,550	0.2%
Wabtec Corp.	133,700	6,226,409	0.2%
Woodward Governor Co.	201,914	8,131,077	0.3%
Other Securities		471,079,129	15.1%
Total Industrials		564,998,110	18.3%
Information Technology — (14.7%)
Adtran, Inc.	220,532	5,489,041	0.2%
*# Atheros Communications	156,996	5,246,806	0.2%
* CNET Networks, Inc.	553,785	6,340,838	0.2%
*# Lawson Software, Inc.	562,760	4,907,267	0.2%
*# Microsemi Corp.	202,902	5,559,515	0.2%
*# PMC-Sierra, Inc.	623,954	5,309,849	0.2%
* Quest Software, Inc.	311,330	5,295,723	0.2%
* Skyworks Solutions, Inc.	489,193	5,053,364	0.2%
* Take-Two Interactive Software, Inc.	219,901	5,952,720	0.2%
Other Securities		520,995,704	16.7%
Total Information Technology		570,150,827	18.5%
Materials — (4.3%)
Compass Minerals International, Inc.	93,100	6,796,300	0.2%
Silgan Holdings, Inc.	97,469	5,578,151	0.2%
Other Securities		152,224,871	4.9%
Total Materials		164,599,322	5.3%
Other — (0.0%)
Total Other		1,340	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		29,800,021	1.0%
Utilities — (2.5%)
Total Utilities		96,888,155	3.1%
TOTAL COMMON STOCKS		3,057,946,922	99.1%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		1,386,168	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,588	0.0%

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $20,570,000 FNMA 6.50%, 08/01/37, valued at $18,860,072) to be repurchased at $18,582,004	$18,579	$18,579,000	0.6%
SECURITIES LENDING COLLATERAL — (20.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $974,257,439 FNMA, rates ranging from 3.500 to 8.000%, maturities ranging from 09/01/17 to 05/01/38, valued at $722,907,624) to be repurchased at $701,989,508	701,852	701,852,062	22.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $116,776,750 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/27 to 02/01/48, valued at $91,148,246) to be repurchased at $88,508,827	88,492	88,492,161	2.9%
TOTAL SECURITIES LENDING COLLATERAL		790,344,223	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,869,161,947)		$3,868,262,901	125.4%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (11.2%)
*# Coinstar, Inc.	260,062	$9,908,362	0.2%
*# TiVo, Inc.	939,095	7,897,789	0.2%
Other Securities		566,453,096	13.4%
Total Consumer Discretionary		584,259,247	13.8%
Consumer Staples — (3.3%)
# Chiquita Brands International, Inc.	414,500	10,088,930	0.3%
* Darling International, Inc.	644,425	10,381,687	0.3%
*# Green Mountain Coffee, Inc.	229,200	9,892,272	0.2%
# Sanderson Farms, Inc.	197,109	9,841,652	0.2%
Other Securities		133,713,139	3.1%
Total Consumer Staples		173,917,680	4.1%
Energy — (4.5%)
* Clayton Williams Energy, Inc.	111,180	10,480,939	0.3%
*# Goodrich Petroleum Corp.	223,100	9,504,060	0.2%
Lufkin Industries, Inc.	106,979	8,534,785	0.2%
*# McMoran Exploration Co.	265,100	8,461,992	0.2%
* NATCO Group, Inc. Class A	170,198	8,045,259	0.2%
* PetroQuest Energy, Inc.	458,562	10,157,148	0.2%
Other Securities		180,476,386	4.3%
Total Energy		235,660,569	5.6%
Financials — (12.2%)
# First Charter Corp.	330,970	10,187,257	0.3%
NBT Bancorp, Inc.	335,433	8,224,817	0.2%
* Stifel Financial Corp.	137,583	7,854,613	0.2%
* World Acceptance Corp.	177,000	7,826,940	0.2%
Other Securities		604,255,237	14.2%
Total Financials		638,348,864	15.1%
Health Care — (12.4%)
* Amsurg Corp.	297,081	8,104,370	0.2%
Analogic Corp.	128,346	8,601,749	0.2%
* eResearch Technology, Inc.	532,178	8,509,526	0.2%
* Incyte Corp.	823,007	7,991,398	0.2%
*# SurModics, Inc.	180,264	8,083,038	0.2%
* TriZetto Group, Inc.	416,255	8,936,995	0.2%
* Wright Medical Group, Inc.	307,377	9,126,023	0.2%
Other Securities		587,113,725	13.9%
Total Health Care		646,466,824	15.3%
Industrials — (14.1%)
*# American Superconductor Corp.	343,974	12,135,403	0.3%
Ameron International Corp.	84,595	9,700,509	0.2%
*# Astec Industries, Inc.	198,740	7,732,973	0.2%
# Badger Meter, Inc.	249,540	12,264,891	0.3%
* EnPro Industries, Inc.	197,900	7,935,790	0.2%
* II-VI, Inc.	217,882	8,521,365	0.2%
* Layne Christensen Co.	159,000	8,129,670	0.2%
Raven Industries, Inc.	349,469	13,192,455	0.3%
* Superior Essex, Inc.	199,863	8,694,041	0.2%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Titan International, Inc.	260,689	$10,305,036	0.3%
Other Securities		633,893,534	14.9%
Total Industrials		732,505,667	17.3%
Information Technology — (16.9%)
* Ansoft Corp.	234,300	8,547,264	0.2%
* Ariba, Inc.	645,220	9,575,065	0.2%
*# Bankrate, Inc.	179,072	9,043,136	0.2%
*# Cabot Microelectronics Corp.	234,301	8,692,567	0.2%
Cognex Corp.	285,198	7,945,616	0.2%
* Cybersource Corp.	466,945	9,063,402	0.2%
* Littlefuse, Inc.	204,498	7,727,979	0.2%
# Maximus, Inc.	212,800	7,824,656	0.2%
* Power Integrations, Inc.	260,001	8,483,833	0.2%
* Sykes Enterprises, Inc.	403,892	8,364,603	0.2%
* Triquint Semiconductor, Inc.	1,347,578	8,974,869	0.2%
* Ultimate Software Group, Inc.	243,491	9,211,265	0.2%
Other Securities		776,936,165	18.4%
Total Information Technology		880,390,420	20.8%
Materials — (3.7%)
# AMCOL International Corp.	281,330	8,681,844	0.2%
Arch Chemicals, Inc.	231,263	8,794,932	0.2%
Royal Gold, Inc.	253,781	7,801,228	0.2%
Other Securities		166,990,069	3.9%
Total Materials		192,268,073	4.5%
Other — (0.0%)
Total Other		8,938	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	690,525	10,461,454	0.3%
Other Securities		38,127,947	0.9%
Total Telecommunication Services		48,589,401	1.2%
Utilities — (1.4%)
Laclede Group, Inc.	211,400	8,456,000	0.2%
Other Securities		65,426,759	1.5%
Total Utilities		73,882,759	1.7%
TOTAL COMMON STOCKS		4,206,298,247	99.4%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		4,440,296	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		74	0.0%
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,417,350	11,417,350	0.3%

THE U.S. MICRO CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,165,055,969 FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 08/01/11 to 05/01/38, valued at $910,637,511) to be repurchased at $884,287,227	$884,114	$884,114,088	20.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $186,141,165 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/18 to 05/01/38 , valued at $115,755,002) to be repurchased at $112,402,691	112,382	112,381,526	2.7%
TOTAL SECURITIES LENDING COLLATERAL		996,495,614	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,350,658,201)		$5,218,651,776	123.4%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.8%)
Consumer Discretionary — (16.7%)
Kanto Auto Works, Ltd.	243,500	$3,325,749	0.2%
Kayaba Industry Co., Ltd.	745,000	3,450,781	0.2%
# Matsuya Co., Ltd.	184,600	4,121,891	0.3%
Nissan Shatai Co., Ltd.	524,300	3,777,679	0.3%
# Parco Co., Ltd.	278,300	3,715,858	0.3%
Sumitomo Forestry Co., Ltd.	452,966	3,704,495	0.3%
# Tokyo Style Co., Ltd.	345,700	3,416,166	0.2%
Other Securities		296,332,808	20.1%
Total Consumer Discretionary		321,845,427	21.9%
Consumer Staples — (7.1%)
Heiwado Co., Ltd.	204,100	3,423,609	0.2%
# Itoham Foods, Inc.	711,800	3,600,175	0.2%
Other Securities		129,358,770	8.9%
Total Consumer Staples		136,382,554	9.3%
Energy — (1.1%)
# Modec, Inc.	127,400	4,751,758	0.3%
Other Securities		16,830,590	1.2%
Total Energy		21,582,348	1.5%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,193,900	3,705,671	0.3%
Okasan Holdings, Inc.	562,000	3,393,213	0.2%
Shikoku Bank, Ltd.	762,000	3,492,345	0.2%
# The Bank of Iwate, Ltd.	65,000	4,163,448	0.3%
The Oita Bank, Ltd.	504,900	3,426,155	0.2%
Toho Bank, Ltd.	780,200	3,472,491	0.2%
Urban Corp.	632,800	3,479,949	0.2%
Yamagata Bank, Ltd.	600,500	3,601,249	0.2%
Other Securities		123,798,906	8.6%
Total Financials		152,533,427	10.4%
Health Care — (3.5%)
# Kissei Pharmaceutical Co., Ltd.	191,500	4,295,177	0.3%
Miraca Holdings, Inc.	152,400	3,759,185	0.3%
Mochida Pharmaceutical Co., Ltd.	419,900	4,582,347	0.3%
Nipro Corp.	206,100	3,611,601	0.2%
Rohto Pharmaceutical Co., Ltd.	389,600	4,664,477	0.3%
Other Securities		46,431,638	3.2%
Total Health Care		67,344,425	4.6%
Industrials — (21.2%)
# Asahi Pretec Corp.	123,650	3,790,814	0.3%
# Chudenko Corp.	214,900	3,726,045	0.3%
Daiseki Co., Ltd.	151,263	4,563,165	0.3%
# Fukuyama Transporting Co., Ltd.	936,400	3,472,298	0.2%
# GS Yuasa Corp.	1,282,000	4,842,223	0.3%
# Hanwa Co., Ltd.	745,000	4,735,490	0.3%
Hitachi Transport System, Ltd.	349,600	4,352,616	0.3%
Kyowa Exeo Corp.	354,000	3,489,558	0.2%
# Meitec Corp.	135,600	4,012,362	0.3%
# Miura Co., Ltd.	145,200	3,597,430	0.3%
Nissha Printing Co., Ltd.	105,700	5,457,881	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Okumura Corp.	770,400	$3,344,589	0.2%
Toyo Engineering Corp.	645,400	3,768,317	0.3%
# Tsubakimoto Chain Co.	594,700	4,008,731	0.3%
Other Securities		349,581,569	23.6%
Total Industrials		406,743,088	27.6%
Information Technology — (9.2%)
# Capcom Co., Ltd.	114,200	3,793,570	0.3%
Hitachi Software Engineering Co., Ltd.	190,300	4,677,741	0.3%
# Hosiden Corp.	249,600	5,371,665	0.4%
*# IT Holdings Corp.	300,901	5,879,872	0.4%
# Koei Co., Ltd.	238,700	3,487,947	0.2%
Other Securities		152,815,057	10.3%
Total Information Technology		176,025,852	11.9%
Materials — (8.6%)
# Daio Paper Corp.	435,500	3,602,592	0.3%
Kureha Corp.	644,500	3,775,622	0.3%
Nifco, Inc.	167,100	3,929,097	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,641,363	0.3%
Nippon Denko Co., Ltd.	382,000	4,601,520	0.3%
# Sanyo Special Steel Co., Ltd.	568,300	3,804,362	0.3%
Toagosei Co., Ltd.	921,000	3,513,650	0.2%
Yodogawa Steel Works, Ltd.	641,500	3,517,091	0.2%
Other Securities		135,048,641	9.0%
Total Materials		165,433,938	11.2%
Utilities — (0.5%)
Total Utilities		9,335,494	0.6%
TOTAL COMMON STOCKS		1,457,226,553	99.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $810,000 FNMA 4.50%, 10/01/35, valued at $647,095) to be repurchased at $637,103	$637	637,000	0.0%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $301,170,000 FHLMC 6.000%, 09/12/17 & FNMA 4.090%, 05/07/13 & 5.300%, 11/27/17, valued at $306,000,140) to be repurchased at $300,057,500	300,000	300,000,000	20.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $64,543,084 FNMA 5.500%, 01/01/36 & 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $218,428,193 FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 06/01/18 to 05/01/38, valued at $117,289,883) to be repurchased at $115,012,600	114,990	114,990,081	7.8%
TOTAL SECURITIES LENDING COLLATERAL		464,990,081	31.6%
TOTAL INVESTMENTS — (100.0%) (Cost $2,071,851,713)		$1,922,853,634	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (47.6%)
COMMON STOCKS — (47.5%)
# ABB Grain, Ltd.	773,931	$7,833,003	0.7%
Adelaide Brighton, Ltd.	1,665,138	5,816,982	0.5%
Ansell, Ltd.	722,409	7,602,184	0.7%
# APA Group	1,802,626	4,965,887	0.5%
* Aquila Resources, Ltd.	675,796	10,515,139	1.0%
#* Arrow Energy NL	2,791,043	9,043,466	0.8%
#* Austar United Communications, Ltd.	4,263,702	5,510,441	0.5%
# Australian Infrastructure Fund	2,125,826	5,248,426	0.5%
* Australian Worldwide Exploration, Ltd.	2,316,376	9,510,043	0.9%
# AWB, Ltd.	1,653,727	4,921,441	0.5%
# Bank of Queensland, Ltd.	646,449	9,850,425	0.9%
Beach Petroleum, Ltd.	4,858,687	7,773,939	0.7%
# Bendigo Bank, Ltd.	1,002,163	13,540,297	1.2%
Campbell Brothers, Ltd.	233,818	6,786,460	0.6%
# Centennial Coal Co., Ltd.	1,503,586	7,331,312	0.7%
# ConnectEast Group	6,563,560	7,723,928	0.7%
# David Jones, Ltd.	2,494,873	8,740,484	0.8%
Downer EDI, Ltd.	1,575,768	10,861,742	1.0%
# DUET Group	2,740,293	8,517,222	0.8%
# Dyno Nobel, Ltd.	4,254,624	12,895,860	1.2%
#* Energy World Corp., Ltd.	4,711,617	5,681,995	0.5%
Felix Resources, Ltd.	776,216	17,158,663	1.6%
# Flight Centre, Ltd.	275,063	5,001,276	0.5%
Futuris Corp., Ltd.	3,075,420	5,261,051	0.5%
# Gunns, Ltd.	2,048,449	5,921,242	0.5%
# Iluka Resources, Ltd.	1,969,862	6,942,631	0.6%
# MacArthur Coal, Ltd.	750,573	14,115,994	1.3%
* Midwest Corp., Ltd.	926,668	6,258,326	0.6%
# Monadelphous Group, Ltd.	375,483	4,733,576	0.4%
* Mount Gibson Iron, Ltd.	3,182,221	9,961,662	0.9%
#* Murchison Metals, Ltd.	1,501,421	5,952,910	0.6%
New Hope Corp., Ltd.	3,679,696	18,064,637	1.7%
Nufarm, Ltd.	424,178	6,837,773	0.6%
Pacific Brands, Ltd.	2,599,981	5,276,857	0.5%
#* PanAust, Ltd.	7,257,513	7,391,171	0.7%
Paperlinx, Ltd.	2,219,854	4,800,725	0.4%
* Portman, Ltd.	622,748	10,422,386	1.0%
Primary Health Care, Ltd.	794,538	4,635,982	0.4%
# Ramsay Health Care, Ltd.	505,098	5,304,475	0.5%
# Reece Australia, Ltd.	244,737	5,332,042	0.5%
* Riversdale Mining, Ltd.	789,786	8,165,757	0.8%
#* Sino Gold Mining, Ltd.	886,582	4,795,235	0.4%
Straits Resources, Ltd.	897,132	6,694,269	0.6%
# United Group, Ltd.	468,000	5,928,905	0.6%
#* Western Areas NL	694,336	6,684,792	0.6%
Other Securities		352,738,388	32.1%
TOTAL COMMON STOCKS		705,051,401	64.6%
PREFERRED STOCKS — (0.1%)
Other Securities		735,251	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		198,130	0.0%
TOTAL — AUSTRALIA		705,984,782	64.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CHINA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		$720,793	0.1%
HONG KONG — (12.8%)
COMMON STOCKS — (12.8%)
# Techtronic Industries Co., Ltd.	4,788,500	4,577,613	0.4%
Other Securities		184,817,263	17.0%
TOTAL COMMON STOCKS		189,394,876	17.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		363,047	0.0%
TOTAL — HONG KONG		189,757,923	17.4%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,981	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
# Fisher & Paykel Healthcare Corp.	2,557,184	4,808,003	0.4%
Sky City Entertainment Group, Ltd.	1,915,616	5,626,864	0.5%
Other Securities		39,863,372	3.7%
TOTAL — NEW ZEALAND		50,298,239	4.6%
SINGAPORE — (9.2%)
COMMON STOCKS — (9.2%)
# Keppel Telecommunications and Transportation, Ltd.	1,982,800	8,004,516	0.7%
Singapore Post, Ltd.	6,425,900	5,141,521	0.5%
Other Securities		123,305,764	11.3%
TOTAL COMMON STOCKS		136,451,801	12.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		425,094	0.0%
TOTAL — SINGAPORE		136,876,895	12.5%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		4,617	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		132,873	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,705,000 FNMA 5.50%, 02/25/36, valued at $2,128,651) to be repurchased at $2,094,339	$2,094	$2,094,000	0.2%
SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $51,261,249 FNMA 5.500%, 01/01/36, valued at $39,469,712) to be repurchased at $38,703,213	38,696	38,695,796	3.5%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $272,799,535 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 07/01/16 to 05/01/38, valued at $213,411,599) to be repurchased at $209,268,031	209,227	209,227,057	19.2%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $158,050,000 FNMA 5.000%, 05/01/38, valued at $153,004,128) to be repurchased at $150,029,125	150,000	150,000,000	13.8%
TOTAL SECURITIES LENDING COLLATERAL		397,922,853	36.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,225,921,984)		$1,483,796,956	136.0%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (95.4%)
Consumer Discretionary — (16.6%)
Game Group P.L.C.	1,483,227	$8,309,721	0.8%
Kesa Electricals P.L.C.	1,663,724	6,699,350	0.6%
Signet Group P.L.C.	6,105,620	7,502,714	0.7%
Taylor Nelson Sofres P.L.C.	1,742,993	8,932,866	0.8%
United Business Media P.L.C.	687,427	8,397,137	0.8%
Other Securities		146,163,568	13.5%
Total Consumer Discretionary		186,005,356	17.2%
Consumer Staples — (3.7%)
Total Consumer Staples		41,018,552	3.8%
Energy — (8.1%)
* Dana Petroleum P.L.C.	335,727	12,182,931	1.1%
Expro International Group P.L.C.	430,747	13,823,301	1.3%
Hunting P.L.C.	477,489	8,281,007	0.8%
* Premier Oil P.L.C.	329,638	11,250,936	1.1%
*# Soco International P.L.C.	289,649	11,042,062	1.0%
* UK Coal P.L.C.	590,118	6,584,587	0.6%
Venture Production P.L.C.	455,259	7,908,708	0.7%
Other Securities		19,419,685	1.8%
Total Energy		90,493,217	8.4%
Financials — (14.5%)
Aberdeen Asset Management P.L.C.	2,541,237	6,993,112	0.6%
Amlin P.L.C.	1,577,391	9,071,300	0.8%
Catlin Group, Ltd.	919,555	7,185,826	0.7%
# Henderson Group P.L.C.	3,020,595	7,654,606	0.7%
Hiscox, Ltd.	1,579,968	7,438,006	0.7%
IG Group Holdings P.L.C.	1,189,807	9,012,448	0.8%
Intermediate Capital Group P.L.C.	289,022	9,140,591	0.8%
Other Securities		106,227,504	10.0%
Total Financials		162,723,393	15.1%
Health Care — (2.8%)
SSL International P.L.C.	766,671	7,326,827	0.7%
Other Securities		23,991,943	2.2%
Total Health Care		31,318,770	2.9%
Industrials — (34.0%)
Aggreko P.L.C.	811,373	9,726,105	0.9%
Arriva P.L.C.	631,439	8,011,488	0.7%
Atkins WS P.L.C.	437,924	8,947,011	0.8%
Babcock International Group P.L.C.	877,825	10,858,106	1.0%
Carillion P.L.C.	1,537,838	10,513,567	1.0%
Charter P.L.C.	626,781	11,268,512	1.0%
Cookson Group P.L.C.	804,036	11,637,589	1.1%
Davis Service Group P.L.C.	689,742	6,709,180	0.6%
De La Rue P.L.C.	621,139	11,702,907	1.1%
Enodis P.L.C.	1,614,673	9,732,821	0.9%
Forth Ports P.L.C.	184,302	7,609,993	0.7%
Homeserve P.L.C.	234,574	8,489,444	0.8%
IMI P.L.C.	925,815	9,425,851	0.9%
Intertek Group P.L.C.	605,784	12,282,503	1.1%
Michael Page International P.L.C.	1,271,159	7,207,234	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
National Express Group P.L.C.	407,264	$7,377,683	0.7%
* Qinetiq P.L.C.	1,727,314	7,091,717	0.7%
Regus Group P.L.C.	3,802,559	7,749,855	0.7%
SIG P.L.C.	479,728	7,012,381	0.7%
Spirax-Sarco Engineering P.L.C.	313,271	7,106,281	0.7%
The Weir Group P.L.C.	839,729	15,011,840	1.4%
Travis Perkins P.L.C.	422,110	6,989,749	0.7%
Ultra Electronics Holdings P.L.C.	274,839	6,657,129	0.6%
VT Group P.L.C.	696,523	9,026,550	0.8%
Other Securities		161,561,478	14.9%
Total Industrials		379,706,974	35.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,257,440	8,744,076	0.8%
Aveva Group P.L.C.	283,341	8,368,154	0.8%
Laird P.L.C.	717,459	7,053,719	0.7%
Rotork P.L.C.	362,996	8,169,419	0.8%
Spectris P.L.C.	499,879	7,669,330	0.7%
Other Securities		82,588,774	7.5%
Total Information Technology		122,593,472	11.3%
Materials — (3.2%)
Croda International P.L.C.	498,679	6,520,459	0.6%
Other Securities		29,211,735	2.7%
Total Materials		35,732,194	3.3%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,887,767	0.9%
Utilities — (0.6%)
Total Utilities		6,378,048	0.6%
TOTAL COMMON STOCKS		1,065,857,743	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		252,734	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,810,000 FHLMC 5.875%, 05/15/16, valued at $1,715,587) to be repurchased at $1,689,273	$1,689	1,689,000	0.2%
SECURITIES LENDING COLLATERAL — (4.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $62,567,829 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 01/01/38, valued at $50,857,918) to be repurchased at $49,870,468	49,861	49,860,704	4.6%
TOTAL INVESTMENTS — (100.0%) (Cost $939,185,651)		$1,117,660,181	103.5%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
Andritz AG	107,548	$7,271,603	0.3%
Other Securities		56,203,497	2.5%
TOTAL — AUSTRIA		63,475,100	2.8%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
Ackermans & Van Haaren	84,298	9,233,050	0.4%
# Bekaert SA	58,440	9,390,711	0.4%
Other Securities		71,306,302	3.2%
TOTAL COMMON STOCKS		89,930,063	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,574	0.0%
TOTAL — BELGIUM		89,939,637	4.0%
DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		65,963,495	2.9%
FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
Elisa Oyj	310,427	6,921,474	0.3%
KCI Konecranes Oyj	251,100	11,519,353	0.5%
# Nokian Renkaat Oyj	377,280	19,488,258	0.9%
YIT Oyj	290,790	8,551,564	0.4%
Other Securities		105,666,447	4.7%
TOTAL — FINLAND		152,147,096	6.8%
FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
# Arkema	205,315	13,114,887	0.6%
# Bourbon SA	151,879	10,480,472	0.5%
Establissements Maurel et Prom	304,876	7,625,535	0.3%
Nexans SA	95,135	12,975,038	0.6%
# SCOR SE	276,843	6,988,834	0.3%
# Teleperformance SA	162,718	6,895,239	0.3%
* UbiSoft Entertainment SA	100,941	9,785,713	0.4%
Valeo SA	220,648	8,800,490	0.4%
Other Securities		231,333,647	10.3%
TOTAL COMMON STOCKS		307,999,855	13.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,197	0.0%
TOTAL — FRANCE		308,016,052	13.7%
GERMANY — (11.9%)
COMMON STOCKS — (11.9%)
# Bilfinger Berger AG	134,277	12,346,657	0.6%
# Lanxess AG	225,235	10,155,259	0.5%
MTU Aero Engines Holding AG	168,097	7,254,614	0.3%
MVV Energie AG	140,767	6,819,425	0.3%
# Norddeutsche Affinerie AG	155,196	7,425,376	0.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
*# QIAGEN NV	521,102	$10,434,990	0.5%
*# REpower Systems AG	21,093	6,851,351	0.3%
# Rheinmetall AG	110,565	8,756,152	0.4%
# Rhoen-Klinikum AG	293,208	9,042,433	0.4%
* SGL Carbon AG	224,335	16,588,313	0.7%
# Stada Arzneimittel AG	178,386	11,759,669	0.5%
Wincor Nixdorf AG	115,500	9,164,668	0.4%
Other Securities		232,136,465	10.4%
TOTAL — GERMANY		348,735,372	15.6%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,332	8,645,809	0.4%
Other Securities		95,607,711	4.3%
TOTAL — GREECE		104,253,520	4.7%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	318,216	7,405,168	0.3%
* Dragon Oil P.L.C.	1,481,861	15,289,406	0.7%
IAWS Group P.L.C.	361,987	8,822,282	0.4%
Other Securities		49,214,813	2.2%
TOTAL — IRELAND		80,731,669	3.6%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,215,577	7,492,033	0.3%
# Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,731,261	0.4%
Other Securities		177,955,486	7.9%
TOTAL COMMON STOCKS		193,178,780	8.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		96,117	0.0%
TOTAL — ITALY		193,274,897	8.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
# Aalberts Industries NV	365,614	8,025,840	0.4%
Boskalis Westminster CVA	137,027	8,315,306	0.4%
Imtech NV	256,265	7,191,040	0.3%
Koninklijke Bam Groep NV	428,118	10,001,024	0.5%
Nutreco Holding NV	143,491	10,423,358	0.5%
Sligro Food Group NV	154,740	6,803,662	0.3%
*# Tele Atlas NV	351,470	16,400,618	0.7%
Other Securities		107,421,730	4.7%
TOTAL — NETHERLANDS		174,582,578	7.8%
NORWAY — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		86,466,467	3.9%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		31,179,510	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		33,198	0.0%
TOTAL — PORTUGAL		31,212,708	1.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
# SOS Cuetara SA	356,909	$7,858,274	0.4%
Other Securities		124,553,482	5.5%
TOTAL COMMON STOCKS		132,411,756	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,758	0.0%
TOTAL — SPAIN		132,467,514	5.9%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		113,006,236	5.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258	0.0%
TOTAL — SWEDEN		113,006,494	5.0%
SWITZERLAND — (9.4%)
COMMON STOCKS — (9.4%)
Bank Sarasin & Cie Series B	177,800	8,755,911	0.4%
Bucher Industries AG	33,489	8,774,660	0.4%
Clariant AG	779,419	8,703,852	0.4%
Kuoni Reisen Holding AG	13,594	7,266,704	0.3%
Lonza Group AG	81,418	11,283,760	0.5%
PSP Swiss Property AG	145,325	8,968,780	0.4%
Romande Energie Holding SA	2,839	6,917,172	0.3%
Sulzer AG	66,285	8,921,887	0.4%
Valiant Holding AG	59,231	11,052,838	0.5%
Other Securities		193,698,351	8.6%
TOTAL COMMON STOCKS		274,343,915	12.2%
PREFERRED STOCKS — (0.0%)
Other Securities		1,796,635	0.1%
TOTAL — SWITZERLAND		276,140,550	12.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,335,000 FHLMC 6.50%, 09/01/37, valued at $13,666,563) to be repurchased at $13,466,177	$13,464	$13,464,000	0.6%
SECURITIES LENDING COLLATERAL — (23.7%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $278,630,000 FNMA 5.300%, 11/27/17, valued at $283,280,799) to be repurchased at $277,778,671	277,725	277,725,440	12.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $94,063,628 FNMA 5.500%, 01/01/36 & 5.500%, 07/01/37, valued at $78,065,454) to be repurchased at $76,549,427	76,535	76,534,758	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $31,937,513 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/18 to 06/01/38, valued at $12,066,790) to be repurchased at $11,832,503	11,830	11,830,186	0.5%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $753,874,644 FNMA, rates ranging from 4.722%(y) to 6.596%(y), maturities ranging from 04/01/33 to 01/01/41, valued at $336,601,663) to be repurchased at $330,064,900	330,000	330,000,000	14.7%
TOTAL SECURITIES LENDING COLLATERAL		696,090,384	31.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,239,763,097)		$2,929,967,533	130.6%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.2%)
Consumer Discretionary — (7.4%)
Astral Media, Inc. Class A	141,347	$4,914,995	1.1%
# Corus Entertainment, Inc. Class B	207,300	4,068,388	0.9%
* RONA, Inc.	335,285	4,160,692	0.9%
Other Securities		25,850,454	5.8%
Total Consumer Discretionary		38,994,529	8.7%
Consumer Staples — (2.8%)
# Rothmans, Inc.	165,500	4,269,087	1.0%
* Saskatchewan Wheat Pool, Inc.	289,900	3,968,035	0.9%
Other Securities		6,583,762	1.4%
Total Consumer Staples		14,820,884	3.3%
Energy — (20.5%)
*# Birchcliff Energy, Ltd.	237,100	2,927,956	0.7%
* Compton Petroleum Corp.	248,900	2,843,212	0.6%
*# Denison Mines Corp.	427,831	3,552,341	0.8%
* Duvernay Oil Corp.	92,800	5,276,039	1.2%
Ensign Energy Services, Inc.	216,000	4,823,913	1.1%
* Galleon Energy, Inc. Class A	166,637	2,929,900	0.7%
* Iteration Energy, Ltd.	413,600	3,163,607	0.7%
* Nuvista Energy, Ltd.	189,021	3,538,437	0.8%
Savanna Energy Services Corp.	152,213	3,279,871	0.7%
ShawCor, Ltd.	145,700	5,083,956	1.1%
Trican Well Service, Ltd.	233,271	5,026,502	1.1%
* Uranium One, Inc.	699,700	3,506,950	0.8%
* UTS Energy Corp.	636,800	3,589,050	0.8%
Other Securities		58,734,664	13.0%
Total Energy		108,276,398	24.1%
Financials — (4.8%)
AGF Management, Ltd. Class B	245,696	5,625,588	1.3%
# Canadian Western Bank	150,800	3,955,161	0.9%
Home Capital Group, Inc.	78,100	3,065,519	0.7%
# Laurentian Bank of Canada	67,800	2,900,743	0.6%
Other Securities		9,966,137	2.2%
Total Financials		25,513,148	5.7%
Health Care — (4.4%)
# Biovail Corp.	302,520	3,519,657	0.8%
* MDS, Inc.	391,708	7,360,294	1.7%
Other Securities		12,167,350	2.6%
Total Health Care		23,047,301	5.1%
Industrials — (9.0%)
Methanex Corp.	166,100	4,694,130	1.1%
Ritchie Brothers Auctioneers, Inc.	118,200	3,259,541	0.7%
# Russel Metals, Inc.	161,700	4,945,716	1.1%
* Silver Standard Resources, Inc.	155,992	4,648,675	1.0%
* Stantec, Inc.	115,500	3,371,075	0.8%
# Toromont Industries, Ltd.	164,200	5,050,274	1.1%
Transcontinental, Inc. Class A	187,328	3,403,050	0.8%
Other Securities		17,978,775	4.0%
Total Industrials		47,351,236	10.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.0%)
* Celestica, Inc.	572,107	$5,055,454	1.1%
* MacDonald Dettweiler & Associates, Ltd.	81,900	3,501,522	0.8%
*# Open Text Corp.	129,400	4,623,289	1.0%
Quebecor, Inc. Class B	106,193	3,357,007	0.8%
Other Securities		15,189,570	3.4%
Total Information Technology		31,726,842	7.1%
Materials — (28.2%)
* Eastern Platinum, Ltd.	1,756,190	4,931,331	1.1%
* Eldorado Gold Corp.	779,895	6,318,594	1.4%
* Equinox Minerals, Ltd.	672,690	3,114,306	0.7%
* FNX Mining Co., Inc.	212,706	4,998,677	1.1%
Harry Winston Diamond Corp.	155,000	4,615,992	1.0%
* HudBay Minerals, Inc.	341,600	6,016,506	1.3%
IAMGOLD Corp.	839,800	4,978,283	1.1%
* Major Drilling Group International, Inc.	59,500	3,293,579	0.7%
Nova Chemicals Corp.	219,600	5,949,710	1.3%
* Pan Amer Silver Corp.	98,200	3,254,555	0.7%
* Quadra Mining, Ltd.	145,950	3,349,094	0.8%
Silvercorp Metals, Inc.	376,500	2,864,674	0.6%
*# Thompson Creek Metals Company, Inc.	239,300	5,238,300	1.2%
*# Timminco, Ltd.	200,700	6,160,779	1.4%
West Fraser Timber Co., Ltd.	96,916	3,449,023	0.8%
Other Securities		80,676,210	18.1%
Total Materials		149,209,613	33.3%
Telecommunication Services — (0.0%)
Total Telecommunication Services		90,580	0.0%
Utilities — (1.1%)
Total Utilities		6,082,495	1.4%
TOTAL COMMON STOCKS		445,113,026	99.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		241,099	0.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,540,000 FHLMC 6.275%(r), 09/01/36, valued at $5,087,690) to be repurchased at $5,010,810	$5,010	$5,010,000	1.1%
SECURITIES LENDING COLLATERAL — (14.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $116,882,321 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/35 to 03/01/38; FNMA, rates ranging from 4.115%(r) to 5.856%(r), maturities ranging from 12/14/08 to 03/01/38, valued at $79,664,842) to be repurchased at $78,118,081	78,103	78,102,786	17.4%
TOTAL INVESTMENTS — (100.0%) (Cost $528,818,723)		$528,466,911	117.9%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,061,779	0.4%
BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
Companhia Siderurgica Nacional SA	502,476	24,498,215	0.7%
Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808	0.7%
Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900	0.6%
Other Securities		39,228,835	1.1%
TOTAL COMMON STOCKS		104,417,758	3.1%
PREFERRED STOCKS — (8.7%)
Banci Itau Holding Financeira SA	1,205,700	37,064,248	1.1%
Banco Bradesco SA	1,763,841	42,531,721	1.3%
# Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009	0.8%
Companhia Vale do Rio Doce Series A	2,323,591	77,457,795	2.3%
Gerdau SA	378,134	19,035,728	0.6%
Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171	0.6%
Other Securities		97,445,889	2.9%
TOTAL PREFERRED STOCKS		317,996,561	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,022	0.0%
TOTAL — BRAZIL		422,421,341	12.7%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Banco Santander Chile SA ADR	295,998	15,391,896	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217	0.8%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520	0.6%
Other Securities		54,785,133	1.6%
TOTAL COMMON STOCKS		117,232,766	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		110,949	0.0%
TOTAL — CHILE		117,343,715	3.5%
CHINA — (8.0%)
COMMON STOCKS — (8.0%)
China Construction Bank Corp.	20,375,000	18,191,369	0.6%
*# China Life Insurance Co., Ltd. ADR	337,222	20,351,348	0.6%
China Mobile, Ltd. Sponsored ADR	564,277	41,638,000	1.3%
# CNOOC, Ltd. ADR	128,476	22,777,510	0.7%
* Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249	0.7%
# PetroChina Co., Ltd. ADR	154,573	22,034,381	0.7%
Other Securities		143,646,198	4.2%
TOTAL — CHINA		291,551,055	8.8%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
CEZ A.S.	381,144	$31,488,292	0.9%
Other Securities		19,251,667	0.6%
TOTAL — CZECH REPUBLIC		50,739,959	1.5%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# MOL Hungarian Oil & Gas NYRT	168,429	25,355,807	0.8%
*# OTP Bank NYRT	320,801	14,465,920	0.4%
Other Securities		10,069,031	0.3%
TOTAL — HUNGARY		49,890,758	1.5%
INDIA — (10.5%)
COMMON STOCKS — (10.5%)
Hindustan Unilever, Ltd.	2,562,524	14,295,246	0.4%
ICICI Bank Sponsored ADR	629,447	23,749,035	0.7%
Infosys Technologies, Ltd.	657,429	30,453,727	0.9%
ITC, Ltd.	3,314,510	17,001,526	0.5%
Larsen & Toubro, Ltd.	216,588	15,175,761	0.5%
Reliance Communications, Ltd.	1,071,955	14,533,262	0.4%
Reliance Industries, Ltd.	1,030,847	58,269,610	1.8%
Other Securities		207,871,507	6.3%
TOTAL COMMON STOCKS		381,349,674	11.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,722,934	0.0%
TOTAL — INDIA		383,072,608	11.5%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		64,731,913	1.9%
ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
Israel Chemicals, Ltd.	1,271,740	29,352,327	0.9%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203	1.8%
Other Securities		54,242,849	1.6%
TOTAL — ISRAEL		144,051,379	4.3%
MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		154,774,590	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		239,574	0.0%
TOTAL — MALAYSIA		155,014,164	4.7%
MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602	1.9%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611	0.7%
Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431	0.5%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	$26,340,829	0.8%
Other Securities		140,217,220	4.0%
TOTAL — MEXICO		309,255,350	9.3%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		22,300,173	0.7%
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Bank Pekao SA	163,030	14,171,204	0.4%
Other Securities		43,241,201	1.3%
TOTAL — POLAND		57,412,405	1.7%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
Anglo American Platinum Corp., Ltd.	143,540	25,009,513	0.8%
ArcelorMittal South Africa, Ltd.	459,163	15,060,405	0.5%
Impala Platinum Holdings, Ltd.	749,481	32,003,769	1.0%
MTN Group, Ltd.	2,592,990	51,844,934	1.6%
Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390	1.9%
Standard Bank Group, Ltd.	1,797,036	19,622,305	0.6%
Other Securities		174,376,844	5.1%
TOTAL — SOUTH AFRICA		382,648,160	11.5%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519	0.6%
POSCO	46,060	25,174,520	0.8%
Samsung Electronics Co., Ltd.	97,139	69,922,372	2.1%
Other Securities		261,991,991	7.8%
TOTAL COMMON STOCKS		375,276,402	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,453	0.0%
TOTAL — SOUTH KOREA		375,284,855	11.3%
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606	0.7%
Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784	0.9%
Nan Ya Plastic Corp.	6,878,218	15,952,730	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267	1.5%
Other Securities		243,508,896	7.2%
TOTAL — TAIWAN		358,924,283	10.8%
THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		52,668,442	1.6%
TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		56,876,864	1.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	$11,272,000	0.3%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599	6.8%
TOTAL SECURITIES LENDING COLLATERAL		326,038,599	9.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,076,501,517)		$3,644,559,802	109.5%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,554,296	0.3%
BRAZIL — (10.8%)
COMMON STOCKS — (2.0%)
* Magnesita Refratarios SA	441,453	6,391,782	0.5%
Perdigao SA	370,174	11,948,438	0.9%
# Perdigao SA ADR	71,200	4,677,840	0.4%
Other Securities		5,902,201	0.4%
TOTAL COMMON STOCKS		28,920,261	2.2%
PREFERRED STOCKS — (8.8%)
# Braskem SA Preferred A Sponsored ADR	301,000	4,897,270	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800	8,766,470	0.7%
Duratex SA	370,000	8,416,846	0.6%
Eletropaulo Metropolita SA Preferred A	278,400	5,437,915	0.4%
Klabin SA	2,872,600	11,356,175	0.9%
* Net Servicos de Comunicacao SA	400,902	5,782,454	0.4%
Sadia SA	1,138,000	9,627,347	0.7%
# Sadia SA ADR	300,000	7,647,000	0.6%
Suzano Papel e Celullose SA	617,034	11,380,891	0.9%
Suzano Petroquimica SA	531,705	3,625,336	0.3%
Ultrapar Participacoes SA	285,340	11,403,074	0.9%
# Votorantim Celulose e Papel SA Sponsored ADR	155,700	5,240,862	0.4%
Other Securities		38,344,010	2.8%
TOTAL PREFERRED STOCKS		131,925,650	10.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,717	0.0%
TOTAL — BRAZIL		160,862,628	12.2%
CHILE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		19,538,543	1.5%
CHINA — (9.0%)
COMMON STOCKS — (9.0%)
# Chaoda Modern Agriculture	6,897,631	9,721,743	0.8%
# China Yurun Food Group, Ltd.	2,622,000	4,153,019	0.3%
*# CITIC Resources Holdings, Ltd.	7,444,000	4,234,995	0.3%
CNPC (Hong Kong), Ltd.	9,930,000	5,220,826	0.4%
# Hopson Development Holdings, Ltd.	2,026,000	4,329,502	0.3%
# Li Ning Co., Ltd.	2,389,000	6,729,706	0.5%
Shenzhen Investment, Ltd.	8,796,000	3,636,558	0.3%
Shougang Concord International Enterprises Co., Ltd.	11,314,100	4,042,507	0.3%
TPV Technology, Ltd.	5,356,000	3,299,104	0.3%
# Xinao Gas Holdings, Ltd.	2,178,000	3,520,821	0.3%
Other Securities		85,963,143	6.5%
TOTAL COMMON STOCKS		134,851,924	10.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,695	0.0%
TOTAL — CHINA		134,859,619	10.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$6,901,734	0.5%
INDIA — (9.9%)
COMMON STOCKS — (9.9%)
* REI Agro, Ltd.	107,592	4,142,952	0.3%
Other Securities		143,296,241	11.0%
TOTAL COMMON STOCKS		147,439,193	11.3%
PREFERRED STOCKS — (0.0%)
Other Securities		85,079	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,871	0.0%
TOTAL — INDIA		147,531,143	11.3%
INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
* PT Timah Tbk	1,394,500	5,084,349	0.4%
Other Securities		39,346,857	3.0%
TOTAL COMMON STOCKS		44,431,206	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		118,432	0.0%
TOTAL — INDONESIA		44,549,638	3.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		37,557,971	2.9%
MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
Other Securities		94,196,658	7.2%
PREFERRED STOCKS — (0.0%)
Other Securities		25,124	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		227,671	0.0%
TOTAL — MALAYSIA		94,449,453	7.2%
MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
Consorcio ARA S.A.B. de C.V.	4,374,400	4,895,910	0.4%
# Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,815,281	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	9,317,095	0.7%
Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,270,331	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	9,828,584	0.8%
*# Gruma S.A.B. de C.V. Series B	1,253,432	3,766,479	0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,796,274	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,615,259	0.3%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,441,009	0.3%
*# Industrias CH S.A.B. de C.V. Series B	1,560,148	8,012,621	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	4,464,190	0.3%
Other Securities		17,516,200	1.3%
TOTAL COMMON STOCKS		83,739,233	6.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$21,016	0.0%
TOTAL — MEXICO		83,760,249	6.4%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		15,562,832	1.2%
POLAND — (3.5%)
COMMON STOCKS — (3.5%)
Asseco Poland SA	219,423	6,367,962	0.5%
* Echo Investment SA	1,181,980	3,515,315	0.3%
Orbis SA	161,652	4,018,902	0.3%
Other Securities		38,891,127	2.9%
TOTAL — POLAND		52,793,306	4.0%
SOUTH AFRICA — (7.5%)
COMMON STOCKS — (7.5%)
Aeci, Ltd.	489,937	4,381,075	0.3%
Dimension Data Holdings P.L.C.	3,458,471	3,585,551	0.3%
Grindrod, Ltd.	1,331,239	4,632,918	0.4%
* Highveld Steel & Vanadilum Corp., Ltd.	216,434	5,082,961	0.4%
Illovo Sugar, Ltd.	1,027,149	4,171,034	0.3%
* Metorex, Ltd.	1,453,388	4,582,016	0.4%
Metropolitan Holdings, Ltd.	2,416,923	3,920,600	0.3%
Reunert, Ltd.	470,345	3,429,523	0.3%
The Spar Group, Ltd.	655,748	4,475,854	0.3%
Other Securities		72,995,219	5.5%
TOTAL — SOUTH AFRICA		111,256,751	8.5%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
Other Securities		143,426,796	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		95,139	0.0%
TOTAL — SOUTH KOREA		143,521,935	10.9%
TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
Other Securities		167,287,665	12.7%
THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		40,091,913	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		89,453	0.0%
TOTAL — THAILAND		40,181,366	3.1%
TURKEY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		38,902,798	3.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,920,000 FNMA 5.50%, 02/25/36, valued at $5,445,570) to be repurchased at $5,364,867	$5,364	$5,364,000	0.4%
SECURITIES LENDING COLLATERAL — (12.3%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $109,581,465 FHLMC 6.000%, 10/01/37 & GNMA 6.000%, 12/20/36, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	7.6%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $106,376,935 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 04/01/38 & FNMA, rates ranging from 3.868% to 5.931%(r), maturities ranging from12/01/35 to 05/01/36, valued at $85,841,055) to be repurchased at $84,174,377	84,158	84,157,896	6.4%
TOTAL SECURITIES LENDING COLLATERAL		184,157,896	14.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,178,816,954)		$1,492,593,823	113.8%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (16.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$83,000	$82,395,594
Federal Home Loan Bank 2.750%, 03/12/10	20,980	20,844,071
4.375%, 03/17/10	55,000	56,211,540
2.375%, 04/30/10	112,000	110,394,032
4.875%, 05/14/10	58,200	60,071,188
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	135,291,712
Federal National Mortgage Association 2.375%, 05/20/10	100,000	98,561,100
TOTAL AGENCY OBLIGATIONS		563,769,237
BONDS — (17.5%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	91,700	90,992,810
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	89,000	88,955,055
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	85,400	84,406,798
Deutsche Bank Financial Floating Rate Note (r) 5.370%, 07/30/09	63,000	62,975,430
General Electric Capital Corp. Floating Rate Note (r) 5.360%, 10/24/08	9,500	9,489,103
(r) 5.390%, 01/05/09	10,385	10,382,580
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	38,000	37,879,768
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	44,200	44,306,080
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,758,500
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	92,007,039
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	5,000	4,990,380
TOTAL BONDS		618,143,543

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (7.5%)
Barclays Bank 2.680%, 07/01/08	$86,000	$86,000,000
2.800%, 07/31/08	15,000	15,000,000
Royal Bank of Canada 2.490%, 06/18/08	10,000	10,000,000
2.540%, 08/12/08	60,000	60,000,000
2.520%, 08/14/08	32,500	32,500,000
Svenska Handelsbanken 2.650%, 07/07/08	63,000	63,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		266,500,000
COMMERCIAL PAPER — (58.6%)
Abbey National North America 2.520%, 08/18/08	104,000	103,401,418
Allianz Finance Corp. 2.420%, 06/02/08	86,600	86,583,546
2.500%, 07/08/08	17,000	16,955,837
Archer-Daniels-Midland Co. 2.700%, 06/20/08	30,000	29,958,525
2.200%, 07/22/08	22,000	21,918,640
2.270%, 08/06/08	22,580	22,470,302
AstraZeneca P.L.C. 2.670%, 11/12/08	100,000	98,696,440
Bank of America Corp. 2.560%, 08/04/08	100,000	99,529,930
2.560%, 08/05/08	3,000	2,985,662
Bank of Nova Scotia 2.780%, 06/23/08	36,000	35,944,009
2.520%, 08/13/08	68,000	67,635,914
BASF AG 2.350%, 06/02/08	24,350	24,345,373
2.300%, 06/25/08	13,000	12,978,133
BNP Paribas Finance, Inc. 2.810%, 06/18/08	98,000	97,880,009
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	3,400	3,384,994
2.560%, 08/25/08	30,000	29,810,196
CBA (DE) Finance, Inc. 2.680%, 06/03/08	32,438	32,429,783
2.660%, 06/26/08	57,000	56,900,524
2.670%, 07/11/08	12,000	11,966,064
Ciesco L.P. 2.680%, 06/02/08	98,000	97,978,028
2.650%, 06/04/08	5,000	4,998,132
CRC Funding LLC 2.630%, 06/02/08	54,000	53,987,893
2.640%, 06/03/08	35,200	35,189,479
Danske Corp. 2.580%, 07/07/08	39,000	38,901,654
2.570%, 08/14/08	64,000	63,652,224

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
Dexia Delaware LLC 2.510%, 06/16/08	$98,000	$97,893,562
2.600%, 08/08/08	5,000	4,975,209
Eksportfinans 2.290%, 07/07/08	32,300	32,218,549
2.320%, 07/09/08	35,000	34,906,396
2.400%, 07/09/08	34,000	33,909,070
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	104,000	103,459,699
New Center Asset Trust 2.850%, 06/05/08	24,000	23,989,241
2.800%, 06/11/08	79,500	79,428,712
Nordea North America, Inc. 2.510%, 08/14/08	98,000	97,461,265
Rabobank USA Financial Corp. 2.850%, 07/21/08	98,000	97,649,229
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	12,400	12,386,532
Societe Generale North America 2.700%, 08/05/08	62,000	61,707,143
2.640%, 08/12/08	15,500	15,418,244
2.670%, 08/14/08	26,000	25,858,716
Svenska Handelsbanken 2.550%, 08/11/08	38,000	37,802,582
UBS Finance Delaware, Inc. 2.600%, 07/10/08	55,000	54,848,728
Westpac Banking Corp. 2.420%, 06/19/08 86,000 85,888,682 2.600%, 08/08/08	17,000	16,915,709
TOTAL COMMERCIAL PAPER		2,067,199,977
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,140,000 FNMA 5.58%, 03/25/37, valued at $14,313,669) to be repurchased at $14,102,280	14,100	14,100,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,535,122,853)		$3,529,712,757

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
Toyota Finance Australia 5.050%, 07/28/08	22,588	$21,486,861
Western Australia Treasury Corp. 4.280%, 06/12/08	12,435	11,874,840
4.050%, 06/19/08	22,900	21,851,394
TOTAL — AUSTRALIA		55,213,095
AUSTRIA — (2.4%)
BONDS — (2.4%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	29,200	28,057,719
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,382,784
TOTAL — AUSTRIA		80,440,503
CANADA — (1.9%)
BONDS — (1.9%)
Export Development Canada (j) 0.880%, 09/22/08	6,750,000	64,057,321
FRANCE — (0.9%)
BONDS — (0.9%)
Caisse D'Amortissement de la Dette Sociale
(t) 5.350%, 07/17/08	11,290	10,754,679
Ixis Corp. & Invest Bank 7.500%, 08/05/08	8,000	12,493,780
Reseau Ferre de France (f) 3.250%, 09/12/08	6,000	5,765,440
TOTAL — FRANCE		29,013,899
GERMANY — (12.1%)
BONDS — (12.1%)
Bayerische Landesbank 4.000%, 07/23/08	27,000	41,951,610
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	55,137,056
Kreditanstalt fuer Wiederaufbau (j) 2.050%, 09/21/09	1,000,000	9,605,597
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,796,973
Landesbank Hessen-Thuringen Girozentrale
(f) 4.375%, 08/15/08	20,055	19,303,714
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	9,715,000	92,102,384
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	52,000	80,778,220

	Face Amount^	Value†
	(000)
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	10,718,000	$101,384,634
TOTAL — GERMANY		405,060,188
NETHERLANDS — (5.8%)
BONDS — (5.8%)
Bank Nederlandse Gemeenten (t) 5.100%, 08/05/08	11,300	10,743,694
(j) 0.800%, 09/22/08	9,300,000	88,214,761
(f) 2.000%, 12/30/08	4,000	3,819,867
Rabobank Nederland (j) 0.200%, 06/20/08	8,100,000	76,813,233
(f) 3.500%, 12/29/08	15,500	14,915,766
TOTAL — NETHERLANDS		194,507,321
SPAIN — (1.9%)
BONDS — (1.9%)
Instituto de Credito Oficial 3.000%, 06/16/08	6,500	10,106,257
(j) 0.800%, 09/28/09	5,638,000	53,309,531
TOTAL — SPAIN		63,415,788
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
BONDS — (2.4%)
Inter-American Development Bank (j) 1.900%, 07/08/09	7,400,000	70,871,180
Nordic Investment Bank (t) 4.320%, 06/02/08	9,200	8,793,394
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		79,664,574
SWEDEN — (0.3%)
BONDS — (0.3%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	9,329,982
UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
Bank of Scotland P.L.C. (j) 0.800%, 10/02/08	5,922,000	56,142,380
UNITED STATES — (68.4%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Bank 4.875%, 05/14/10	48,200	49,749,678
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	23,000	22,878,100
Federal National Mortgage Association 4.125%, 05/15/10	20,000	20,384,380
2.375%, 05/20/10	80,000	78,848,880
TOTAL AGENCY OBLIGATIONS		171,861,038

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
BONDS — (25.7%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	84,000	$83,352,192
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	97,400	97,350,813
Citigroup, Inc. (j) 0.800%, 10/30/08	2,263,000	21,439,252
Deutche Bank AG Floating Rate Note (r) 3.565%, 02/16/10	90,000	90,029,430
General Electric Capital Corp.
(j) 0.550%, 10/14/08	3,688,000	34,893,581
(j) 0.750%, 02/05/09	4,497,000	42,544,853
(f) 2.250%, 02/09/09	21,000	20,036,267
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	67,500	66,691,822
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	25,200	25,260,480
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Toyota Motor Credit Corp.
(j) 0.750%, 06/09/08	8,456,000	80,214,088
(t) 4.940%, 09/22/08	25,000	23,660,513
Wachovia Corp. Floating Rate Note
(r) 5.500%, 02/23/09	45,000	44,728,470
(r) 5.465%, 11/24/09	50,000	49,466,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		858,914,971
CERTIFICATES OF DEPOSIT INTEREST BEARING — (4.6%)
Barclays Bank 2.680%, 07/01/08	25,000	25,000,000
2.800%, 07/31/08	35,000	35,000,000
Royal Bank of Canada 2.490%, 06/18/08	95,000	95,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		155,000,000
COMMERCIAL PAPER — (32.9%)
Abbey National North America 2.520%, 08/12/08	36,000	35,810,114
ABN-AMRO North American Finance, Inc.
2.550%, 08/21/08	20,000	19,880,018
Allianz Finance Corp. 2.500%, 08/18/08	23,000	22,867,621
Bank of Nova Scotia 2.780%, 06/23/08	9,000	8,986,002
2.670%, 07/24/08	75,000	74,714,685
2.520%, 08/13/08	15,000	14,919,687
BNP Paribas Finance, Inc. 2.600%, 08/14/08	76,000	75,587,016

	Face Amount^	Value†
	(000)
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	19,000	$18,952,088
CBA (DE) Finance, Inc. 2.450%, 06/12/08	22,925	22,906,126
Ciesco L.P. 2.500%, 06/09/08	80,000	79,940,224
Danske Corp. 2.920%, 07/18/08	58,000	57,805,323
Dexia Delaware LLC 2.510%, 06/16/08	10,000	9,989,139
2.570%, 06/18/08	85,000	84,895,926
New Center Asset Trust 2.650%, 06/02/08	20,000	19,995,516
2.800%, 06/11/08	75,000	74,932,747
Royal Bank of Scotland P.L.C. 2.820%, 07/21/08	95,000	94,659,967
Societe Generale North America 2.700%, 08/05/08	77,000	76,636,291
2.670%, 08/14/08	20,000	19,891,320
Svenska Handelsbanken 2.730%, 06/02/08	83,000	82,984,230
2.550%, 08/11/08	14,000	13,927,267
UBS Finance Delaware, Inc. 2.600%, 07/10/08	95,000	94,738,712
Westpac Banking Corp. 2.650%, 06/09/08	95,000	94,939,837
TOTAL COMMERCIAL PAPER		1,099,959,856
TOTAL — UNITED STATES		2,285,735,865
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,190,000 FHLMC 6.50%, 09/01/37, valued at $19,148,195) to be repurchased at $18,866,050	$18,863	18,863,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,216,016,433)		$3,341,443,916

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $339,733, $0, $968,283, and $1,384,071 of securities on loan, respectively)	$4,591,920	$285,848	$10,057,874	$8,122,545
Temporary Cash Investments at Value	106,082	1,978	34,255	78,276
Collateral Received from Securities on Loan at Value	351,868	—	1,009,738	1,472,185
Foreign Currencies at Value	—	11	—	—
Cash	4,691	—	1	—
Receivables:
Investment Securities Sold	—	55	417	19,801
Dividends and Interest	8,819	1,419	14,611	7,559
Securities Lending Income	104	—	511	1,402
Fund Shares Sold	9,041	—	4,664	778
Fund Margin Variation	164	555	—	—
Unrealized Gain on Swap Contracts	—	668	—	—
Unrealized Gain on Forward Currency Contracts	—	1,338	—	—
Prepaid Expenses and Other Assets	24	5	30	26
Total Assets	5,072,713	291,877	11,122,101	9,702,572
LIABILITIES:
Payables:
Upon Return of Securities Loaned	351,868	—	1,009,738	1,472,185
Investment Securities Purchased	—	—	17,840	16,181
Fund Shares Redeemed	229	2,558	302	—
Due to Advisor	96	12	837	1,344
Unrealized Loss on Forward Currency Contracts	—	18	—	—
Accrued Expenses and Other Liabilities	246	19	435	409
Total Liabilities	352,439	2,607	1,029,152	1,490,119
NET ASSETS	$4,720,274	$289,270	$10,092,949	$8,212,453
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	32,517,320	463,872,100	456,186,793
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$8.90	$21.76	$18.00
Investments at Cost	$3,422,315	$274,858	$8,746,032	$8,784,841
Temporary Cash Investments at Cost	$106,082	$1,978	$34,255	$78,276
Collateral Received from Securities on Loan at Cost	$351,868	$—	$1,009,738	$1,472,185
Foreign Currencies at Cost	—	$11	—	—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$294,884	$8,517,981	$8,440,772
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	5,163	42,721	16,832
Accumulated Net Realized Gain (Loss)	N/A	(41,477)	220,405	417,145
Net Unrealized Foreign Exchange Gain (Loss)	N/A	1,343	—	—
Net Unrealized Appreciation (Depreciation)	N/A	29,357	1,311,842	(662,296)
NET ASSETS	N/A	$289,270	$10,092,949	$8,212,453
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $748,602, $927,258, $1,038,244 and $432,160 of securities on loan, respectively)	$3,059,340	$4,210,739	$8,685,267	$1,457,227
Temporary Cash Investments at Value	18,579	11,417	8,886	637
Collateral Received from Securities on Loan at Value	790,344	996,496	1,102,840	464,990
Foreign Currencies at Value	—	—	83,149	598
Cash	—	—	15	16
Receivables:
Investment Securities Sold	5,651	5,636	19,005	—
Dividends, Interest, and Tax Reclaims	2,096	2,778	42,675	13,098
Securities Lending Income	1,128	1,818	5,872	762
Fund Shares Sold	3,480	1	6,484	80
Prepaid Expenses and Other Assets	11	33	32	4
Total Assets	3,880,629	5,228,918	9,954,225	1,937,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	790,344	996,495	1,102,840	464,990
Investment Securities Purchased	4,609	1,257	66,079	77
Fund Shares Redeemed	—	4	896	—
Due to Advisor	75	344	1,483	121
Accrued Expenses and Other Liabilities	156	246	467	89
Total Liabilities	795,184	998,346	1,171,765	465,277
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	$1,472,135
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	212,039,355	457,049,864	412,509,956	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.55	$9.26	$21.29	N/A
Investments at Cost	$3,060,239	$4,342,746	$7,108,715	$1,606,225
Temporary Cash Investments at Cost	$18,579	$11,417	$8,886	$637
Collateral Received from Securities on Loan at Cost	$790,344	$996,496	$1,102,840	$464,990
Foreign Currencies at Cost	—	—	$82,235	$605
NET ASSETS CONSIST OF:
Paid-In Capital	$3,035,717	$4,152,589	$6,697,333	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,324	15,360	198,040	N/A
Accumulated Net Realized Gain (Loss)	41,303	194,630	309,805	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(184)	N/A
Net Unrealized Appreciation (Depreciation)	(899)	(132,007)	1,577,466	N/A
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $341,016, $46,432, $651,152 and $73,452 of securities on loan, respectively)	$1,083,780	$1,066,110	$2,220,413	$445,354
Temporary Cash Investments at Value	2,094	1,689	13,464	5,010
Collateral Received from Securities on Loan at Value	397,923	49,861	696,090	78,103
Foreign Currencies at Value	3,888	6,296	11,317	645
Cash	15	16	15	16
Receivables:
Investment Securities Sold	143	264	928	834
Dividends, Interest, and Tax Reclaims	2,224	7,508	6,712	370
Securities Lending Income	487	36	1,325	102
Fund Shares Sold	—	53	143	—
Prepaid Expenses and Other Assets	4	3	7	2
Total Assets	1,490,558	1,131,836	2,950,414	530,436
LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,923	49,861	696,090	78,103
Investment Securities Purchased	1,807	2,179	10,648	4,018
Fund Shares Redeemed	38	—	—	—
Due to Advisor	89	91	187	35
Accrued Expenses and Other Liabilities	68	62	145	33
Total Liabilities	399,925	52,193	707,070	82,189
NET ASSETS	$1,090,633	$1,079,643	$2,243,344	$448,247
Investments at Cost	$825,905	$887,636	$1,530,209	$445,706
Temporary Cash Investments at Cost	$2,094	$1,689	$13,464	$5,010
Collateral Received from Securities on Loan at Cost	$397,923	$49,861	$696,090	$78,103
Foreign Currencies at Cost	$3,801	$6,276	$11,297	$641

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $293,740, $162,766, $0, and $0 of securities on loan, respectively)	$3,307,249	$1,303,072	$3,515,613	$3,322,581
Temporary Cash Investments at Value	11,272	5,364	14,100	18,863
Collateral Received from Securities on Loan at Value	326,039	184,158	—	—
Foreign Currencies at Value	6,702	5,190	—	136
Cash	15	16	—	16
Receivables:
Investment Securities Sold	1,817	448	—	10,096
Dividends, Interest, and Tax Reclaims	12,140	5,119	4,522	15,942
Securities Lending Income	368	331	—	—
Fund Shares Sold	2,084	647	143	620
Unrealized Gain on Forward Currency Contracts	—	—	—	13,524
Prepaid Expenses and Other Assets	17	6	10	11
Total Assets	3,667,703	1,504,351	3,534,388	3,381,789
LIABILITIES:
Payables:
Upon Return of Securities Loaned	326,039	184,158	—	—
Investment Securities Purchased	8,721	6,182	—	—
Fund Shares Redeemed	—	—	10,885	—
Due to Advisor	278	223	147	140
Forward Currency Contracts	—	—	—	335
Unrealized Loss on Forward Currency Contracts	—	—	—	209
Deferred Thailand Capital Gains Tax	2,836	1,347	—	—
Accrued Expenses and Other Liabilities	331	154	131	147
Total Liabilities	338,205	192,064	11,163	831
NET ASSETS	$3,329,498	$1,312,287	$3,523,225	$3,380,958
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	352,860,037	323,446,886
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.98	$10.45
Investments at Cost	$1,739,191	$989,295	$3,521,023	$3,197,153
Temporary Cash Investments at Cost	$11,272	$5,364	$14,100	$18,863
Collateral Received from Securities on Loan at Cost	$326,039	$184,158	—	—
Foreign Currencies at Cost	$6,475	$5,132	—	$133
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,535,163	$3,256,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	8,126	35,089
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,654)	(50,130)
Net Unrealized Foreign Exchange Gain (Loss)		N/A	N/A	13,753
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(5,410)	125,431
NET ASSETS	N/A	N/A	$3,523,225	$3,380,958
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$44,525	—	$82,991	$52,287
Interest	1,337	$4,403	944	1,532
Income from Securities Lending	522	—	1,544	6,985
Total Investment Income	46,384	4,403	85,479	60,804
Expenses
Investment Advisory Services Fees	548	74	4,802	8,097
Accounting & Transfer Agent Fees	224	25	478	406
S&P 500® Fees	43	3	—	—
Custodian Fees	32	11	51	65
Shareholders' Reports	25	2	50	50
Directors'/Trustees' Fees & Expenses	5	—	36	15
Legal Fees	28	1	19	22
Audit Fees	29	2	60	57
Other	15	1	33	38
Total Expenses	949	119	5,529	8,750
Net Investment Income (Loss)	45,435	4,284	79,950	52,054
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	(6)	292,276	384,005
Futures	(8,462)	(39,502)	(1,860)	(5,590)
Foreign Currency Transactions	—	(625)	—	—
Swap Contracts	—	(2,465)	—	—
In-Kind Redemptions	—	—	48,401 *	40,823 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(1,522)	(409,298)	(633,205)
Futures	440	18,868	—	—
Swap Contracts	—	1,527	—	—
Translation of Foreign Currency Denominated Amounts	—	3,107	—	—
Net Realized and Unrealized Gain (Loss)	(239,571)	(20,618)	(70,481)	(213,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,136)	$(16,334)	$9,469	$(161,913)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,839 and $1,183, respectively)	$13,926	$23,210	$213,593	$15,754
Interest	386	523	654	41
Income from Securities Lending	5,805	9,751	12,910	4,926
Total Investment Income	20,117	33,484	227,157	20,721
Expenses
Investment Advisory Services Fees	457	2,094	8,762	692
Accounting & Transfer Agent Fees	159	215	440	80
Custodian Fees	44	35	553	102
Shareholders' Reports	19	25	42	7
Directors'/Trustees' Fees & Expenses	6	8	38	4
Legal Fees	7	10	18	3
Audit Fees	22	29	53	9
Other	81	17	58	14
Total Expenses	795	2,433	9,964	911
Net Investment Income (Loss)	19,322	31,051	217,193	19,810
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	195,425	198,179	6,247
Futures	—	—	(1,153)	(16)
Foreign Currency Transactions	—	—	(1,489)	545
In-Kind Redemptions	46,908 *	—	115,020 *	2,237 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(449,192)	(1,139,285)	(81,555)
Translation of Foreign Currency Denominated Amounts	—	—	(286)	(975)
Net Realized and Unrealized Gain (Loss)	(120,290)	(253,767)	(829,014)	(73,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,968)	$(222,716)	$(611,821)	$(53,707)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $244, $22, $6,633 and $210, respectively)	$18,367	$19,890	$41,315	$1,164
Interest	140	65	201	92
Income from Securities Lending	3,007	167	5,158	378
Total Investment Income	21,514	20,122	46,674	1,634
Expenses
Investment Advisory Services Fees	528	530	1,055	160
Accounting & Transfer Agent Fees	64	64	115	28
Custodian Fees	142	38	246	110
Shareholders' Reports	4	6	10	—
Directors'/Trustees' Fees & Expenses	5	4	9	2
Legal Fees	2	3	5	—
Audit Fees	6	7	13	1
Other	15	10	19	2
Total Expenses	766	662	1,472	303
Net Investment Income (Loss)	20,748	19,460	45,202	1,331
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	43,789	78,317	3,691
Futures	(283)	—	(358)	—
Foreign Currency Transactions	(159)	(298)	611	(324)
In-Kind Redemptions	3,762 *	6,080 *	9,962 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	(172,625)	(167,129)	6,223
Translation of Foreign Currency Denominated Amounts	—	74	79	5
Net Realized and Unrealized Gain (Loss)	(65,123)	(122,980)	(78,518)	9,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,375)	$(103,520)	$(33,316)	$10,926

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,024, $1,157, $0 and $0, respectively)	$44,302	$18,807	—	—
Interest	159	71	$61,029	$50,510
Income from Securities Lending	2,232	2,180	—	—
Total Investment Income	46,693	21,058	61,029	50,510
Expenses
Investment Advisory Services Fees	1,681	1,372	839	842
Accounting & Transfer Agent Fees	176	79	173	176
Custodian Fees	1,121	543	20	116
Shareholders' Reports	14	5	14	14
Directors'/Trustees' Fees & Expenses	13	7	9	10
Legal Fees	8	4	5	5
Audit Fees	21	17	19	18
Other	43	21	9	9
Total Expenses	3,077	2,048	1,088	1,190
Net Investment Income (Loss)	43,616	19,010	59,941	49,320
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	106,057	—	218
Futures	(361)	(439)	—	—
Foreign Currency Transactions	(1,564)	(1,406)	—	(24,909)
(Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	(240,673)	(2,366)	27,626
Translation of Foreign Currency Denominated Amounts	59	(70)	—	8,861
Deferred Thailand Capital Gains Tax	749	189	—	—
Net Realized and Unrealized Gain (Loss)	(125,383)	(136,342)	(2,366)	11,796
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,767)	$(117,332)	$57,575	$61,116

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,435	$94,262	$4,284	$13,033	$79,950	$146,991	$52,054	$129,169
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	10,206	(6)	(538)	292,276	(118,412)	384,005	1,072,520
Futures	(8,462)	3,585	(39,502)	28,285	(1,860)	—	(5,590)	—
Foreign Currency Transactions	—	—	(625)	(882)	—	—	—	—
Swap Contracts	—	—	(2,465)	1,469	—	—	—	—
In-Kind Redemptions	—	529,199 *	—	—	48,401 *	—	40,823 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(217,829)	(1,522)	2,487	(409,298)	(150,559)	(633,205)	(1,994,517)
Futures	440	(216)	18,868	(21,293)	—	—	—	—
Swap Contracts	—	—	1,527	(1,162)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	3,107	4,461	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(194,136)	419,207	(16,334)	25,860	9,469	(121,980)	(161,913)	(792,828)
Distributions From:
Net Investment Income	—	—	(6,460)	(10,384)	(39,167)	(146,268)	(38,126)	(128,093)
Net Short-Term Gains	—	—	(4,443)	(11,623)	—	(14,058)	—	(77,426)
Net Long-Term Gains	—	—	(4,238)	(14,452)	—	(463,917)	(1,046,424)	(868,641)
Total Distributions	—	—	(15,141)	(36,459)	(39,167)	(624,243)	(1,084,550)	(1,074,160)
Capital Share Transactions (1):
Shares Issued	—	—	7,290	57,240	610,629	1,783,358	303,864	1,462,057
Shares Issued in Lieu of Cash Distributions	—	—	14,499	35,498	39,167	600,794	1,063,781	1,046,092
Shares Redeemed	—	—	(38,160)	(92,306)	(686,471)*	(344,913)	(714,224)*	(1,280,078)
Net Increase (Decrease) from Capital Share Transactions	—	—	(16,371)	432	(36,675)	2,039,239	653,421	1,228,071
Transactions in Interest:
Contributions	485,710	616,294	—	—	—	—	—	—
Withdrawals	(77,649)	(1,482,132)*	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	408,061	(865,838)	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	213,925	(446,631)	(47,846)	(10,167)	(66,373)	1,293,016	(593,042)	(638,917)
Net Assets
Beginning of Period	4,506,349	4,952,980	337,116	347,283	10,159,322	8,866,306	8,805,495	9,444,412
End of Period	$4,720,274	$4,506,349	$289,270	$337,116	$10,092,949	$10,159,322	$8,212,453	$8,805,495
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	830	5,792	29,262	75,958	16,711	62,384
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1,579	3,725	1,966	26,704	59,624	45,298
Shares Redeemed	N/A	N/A	(4,323)	(9,298)	(33,177)	(15,046)	(40,855)	(55,385)
	N/A	N/A	(1,914)	219	(1,949)	87,616	35,480	52,297
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$5,163	$7,339	$42,721	$1,938	$16,832	$2,904

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,322	$49,102	$31,051	$66,529	$217,193	$274,613	$19,810	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	303,991	195,425	379,499	198,179	654,522	6,247	51,317
Futures	—	—	—	—	(1,153)	—	(16)	—
Foreign Currency Transactions	—	—	—	—	(1,489)	2,498	545	(227)
In-Kind Redemptions	46,908 *	—	—	—	115,020 *	—	2,237 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(417,060)	(449,192)	(602,264)	(1,139,285)	403,307	(81,555)	(103,081)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(286)	(180)	(975)	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(100,968)	(63,967)	(222,716)	(156,236)	(611,821)	1,334,760	(53,707)	(22,207)
Distributions From:
Net Investment Income	(10,888)	(49,031)	(17,074)	(66,185)	(28,880)	(278,093)	—	—
Net Short-Term Gains	(7,560)	(37,237)	(31,555)	(61,220)	(22,542)	(14,957)	—	—
Net Long-Term Gains	(258,983)	(200,073)	(347,536)	(375,219)	(614,160)	(185,943)	—	—
Total Distributions	(277,431)	(286,341)	(396,165)	(502,624)	(665,582)	(478,993)	—	—
Capital Share Transactions (1):
Shares Issued	255,736	368,763	96,136	424,272	558,573	1,731,698	—	—
Shares Issued in Lieu of Cash Distributions	273,453	282,015	388,689	490,524	652,416	465,562	—	—
Shares Redeemed	(656,058)*	(328,261)	(337,579)	(379,775)	(789,847)*	(871,558)	—	—
Net Increase (Decrease) from Capital Share Transactions	(126,869)	322,517	147,246	535,021	421,142	1,325,702	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	50,677	227,009
Withdrawals	—	—	—	—	—	—	(29,656)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	21,021	141,306
Total Increase (Decrease) in Net Assets	(505,268)	(27,791)	(471,635)	(123,839)	(856,261)	2,181,469	(32,686)	119,099
Net Assets
Beginning of Period	3,590,713	3,618,504	4,702,207	4,826,046	9,638,721	7,457,252	1,504,821	1,385,722
End of Period	$3,085,445	$3,590,713	$4,230,572	$4,702,207	$8,782,460	$9,638,721	$1,472,135	$1,504,821
(1) Shares Issued and Redeemed:
Shares Issued	18,216	21,414	10,546	37,031	26,415	72,431	N/A	N/A
Shares Issued in Lieu of Cash Distributions	18,655	16,905	40,657	44,051	30,340	20,227	N/A	N/A
Shares Redeemed	(46,382)	(18,741)	(36,079)	(33,095)	(38,486)	(36,444)	N/A	N/A
	(9,511)	19,578	15,124	47,987	18,269	56,214	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,324	$890	$15,360	$1,383	$198,040	$9,727	N/A	N/A

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,748	$36,380	$19,460	$33,556	$45,202	$48,296	$1,331	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	111,215	43,789	42,995	78,317	151,648	3,691	1,663
Futures	(283)	—	—	—	(358)	—	—	—
Foreign Currency Transactions	(159)	874	(298)	397	611	559	(324)	(413)
In-Kind Redemptions	3,762 *	—	6,080 *	—	9,962 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	232,165	(172,625)	(51,516)	(167,129)	126,217	6,223	(6,570)
Translation of Foreign Currency Denominated Amounts	—	(25)	74	(10)	79	83	5	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,375)	380,609	(103,520)	25,422	(33,316)	326,803	10,926	(4,939)
Transactions in Interest:
Contributions	33,755	123,444	39,996	36,898	97,566	103,548	223,792	222,468
Withdrawals	(103,901)*	(48,526)	(15,413)*	(21,566)	(77,028)*	(49,423)	—	(4,000)
Net Increase (Decrease) from Transactions in Interest	(70,146)	74,918	24,583	15,332	20,538	54,125	223,792	218,468
Total Increase (Decrease) in Net Assets	(114,521)	455,527	(78,937)	40,754	(12,778)	380,928	234,718	213,529
Net Assets
Beginning of Period	1,205,154	749,627	1,158,580	1,117,826	2,256,122	1,875,194	213,529	—
End of Period	$1,090,633	$1,205,154	$1,079,643	$1,158,580	$2,243,344	$2,256,122	$448,247	$213,529

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,616	$76,347	$19,010	$23,921	$59,941	$157,046	$49,320	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	143,019	106,057	107,316	—	(74)	218	(3,439)
Futures	(361)	—	(439)	—	—	—	—	—
Foreign Currency Transactions	(1,564)	(111)	(1,406)	(336)	—	—	(24,909)	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	859,017	(240,673)	279,364	(2,366)	(2,138)	27,626	24,384
Translation of Foreign Currency Denominated Amounts	59	(27)	(70)	76	—	—	8,861	56,392
Deferred Thailand Capital Gains Tax	749	(884)	189	(450)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,767)	1,077,361	(117,332)	409,891	57,575	154,834	61,116	147,970
Distributions From:
Net Investment Income	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Total Distributions	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	573,879	1,322,342	170,887	722,901
Shares Issued in Lieu of Cash Distributions	—	—	—	—	63,728	148,906	54,217	78,772
Shares Redeemed	—	—	—	—	(335,889)	(663,105)	(152,711)	(137,011)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	301,718	808,143	72,393	664,662
Transactions in Interest:
Contributions	108,959	481,891	80,082	360,040	—	—	—	—
Withdrawals	(405,484)	(266,433)	(176,034)	(147,889)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(296,525)	215,458	(95,952)	212,151	—	—	—	—
Total Increase (Decrease) in Net Assets	(378,292)	1,292,819	(213,284)	622,042	294,081	810,013	78,863	733,321
Net Assets
Beginning of Period	3,707,790	2,414,971	1,525,571	903,529	3,229,144	2,419,131	3,302,095	2,568,774
End of Period	$3,329,498	$3,707,790	$1,312,287	$1,525,571	$3,523,225	$3,229,144	$3,380,958	$3,302,095
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	57,461	132,195	16,448	69,860
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	6,398	14,922	5,269	7,641
Shares Redeemed	N/A	N/A	N/A	N/A	(33,667)	(66,333)	(14,692)	(13,289)
	N/A	N/A	N/A	N/A	30,192	80,784	7,025	64,212
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	N/A	$8,126	$13,397	$35,089	$40,415

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	(4.44	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,720,274		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.07	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	2	%(C)	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.58)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	(0.45)	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.19)	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.25)	(0.77)	(0.12)	—	—	—
Total Distributions	(0.44)	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$8.90	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	(4.70	)%(C)	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$289,270	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.88	%(B)	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	21	%(C)	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.93	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.44)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(0.33)	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.09)	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.51)	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.60)	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$18.00	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(1.44	)%(C)	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$8,212,453	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.29	%(B)	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	13	%(C)	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.21	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.38)	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.05)	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.23)	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.28)	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$14.55	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(2.35	)%(C)	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,085,445	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.27	%(B)	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	10	%(C)	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.64	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(0.46)	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.04)	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(0.88)	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(0.92)	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$9.26	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(4.63	)%(C)	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$4,230,572	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.48	%(B)	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	7	%(C)	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.75	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,472,135		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.86	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	2	%(C)	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.92	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,079,643		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.67	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12	%(C)	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.11	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,090,633		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.93	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	9	%(C)	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.47	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,243,344		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.28	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	8	%(C)	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended May 31, 2008		For the Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	1.09	%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$448,247		$213,529
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6	%(C)

	The Emerging Markets Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.94	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,329,498		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7	%(C)	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(7.87	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$1,312,287		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	7	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.01	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.17	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.20)	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.20)	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$9.98	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	1.68	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,523,225	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.57	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	0	%(C)	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.44	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.18	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.17)	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	—	(0.02)	—	—
Total Distributions	(0.17)	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.45	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	1.77	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,380,958	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.93	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	14	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,591,920	$457,951	—	$5,049,871	$1,622	—	—	$1,622
The Enhanced U.S. Large Company Series	1,978	285,848	—	287,826	17,700	$1,988	—	19,688
The U.S. Large Cap Value Series	10,057,874	1,043,993	—	11,101,867	—	—	—	—
The U.S. Small Cap Value Series	8,121,867	1,551,139	—	9,673,006	—	—	—	—
The U.S. Small Cap Series	3,059,215	809,048	—	3,868,263	—	—	—	—
The U.S. Micro Cap Series	4,221,986	996,666	—	5,218,652	—	—	—	—
The DFA International Value Series	1,700,925	8,096,069	—	9,796,994	—	—	—	—
The Japanese Small Company Series	8,040	1,914,814	—	1,922,854	—	—	—	—
The Asia Pacific Small Company Series	26,800	1,456,997	—	1,483,797	—	—	—	—
The United Kingdom Small Company Series	2,035	1,115,625	—	1,117,660	—	—	—	—
The Continental Small Company Series	5,089	2,924,879	—	2,929,968	—	—	—	—
The Canadian Small Company Series	445,125	83,342	—	528,467	—	—	—	—
The Emerging Markets Series	1,267,665	2,376,895	—	3,644,560	—	—	—	—
The Emerging Markets Small Cap Series	311,825	1,180,769	—	1,492,594	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,529,713	—	3,529,713	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,341,444	—	3,341,444	—	13,315	—	13,315

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$92
The Enhanced U.S. Large Company Series	6
The U.S. Large Cap Value Series	202
The U.S. Small Cap Value Series	170
The U.S. Small Cap Series	64
The U.S. Micro Cap Series	88
The DFA International Value Series	184
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	22
The Continental Small Company Series	44
The Canadian Small Company Series	7
The Emerging Markets Series	71
The Emerging Markets Small Cap Series	29
The DFA One-Year Fixed Income Series	70
The DFA Two-Year Global Fixed Income Series	71

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$440,262	$65,104
The Enhanced U.S. Large Company Series	$29,447	—	65,664	36,426
The U.S. Large Cap Value Series	—	—	842,246	755,345

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$1,073,887	$1,375,317
The U.S. Small Cap Series	—	—	310,017	636,769
The U.S. Micro Cap Series	—	—	276,238	471,866
The DFA International Value Series	—	—	809,952	889,949
The Japanese Small Company Series	—	—	68,932	34,177
The Asia Pacific Small Company Series	—	—	94,795	141,283
The United Kingdom Small Company Series	—	—	164,005	126,719
The Continental Small Company Series	—	—	223,579	178,539
The Canadian Small Company Series	—	—	239,369	19,928
The Emerging Markets Series	—	—	235,103	498,760
The Emerging Markets Small Cap Series	—	—	100,221	174,833
The DFA One-Year Fixed Income Series	$565,883	—	133,200	—
The DFA Two-Year Global Fixed Income Series	172,637	—	364,411	308,586

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(1,627)	$1,627
The U.S. Large Cap Value Series	—	(270)	270
The U.S. Small Cap Value Series	$25,705	(19)	(25,686)
The U.S. Small Cap Series	37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)
The DFA Two-Year Global Fixed Income Series	—	(37,010)	37,010

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$9,903	$4,219	—	$14,122
The U.S. Large Cap Value Series	2,141	—	$(118,411)	(116,270)
The U.S. Small Cap Value Series	3,105	1,047,283	—	1,050,388
The U.S. Small Cap Series	8,406	258,820	—	267,226
The U.S. Micro Cap Series	33,072	347,556	—	380,628
The DFA International Value Series	37,777	613,845	—	651,622
The DFA One-Year Fixed Income Series	13,457	—	(14,654)	(1,197)
The DFA Two-Year Global Fixed Income Series	44,756	—	(25,439)	19,317

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$118,411
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	74	14,654
The DFA Two-Year Global Fixed Income Series	5,242	11,188	9,009	—	25,439

During the year ended November 30, 2007, The DFA Two-Year Global Fixed Income Series utilized capital loss carryforwards of $1,031 (in thousands) to offset realized capital gains for federal income tax purposes.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105
The Emerging Markets Series	1,160	1,623
The Emerging Markets Small Cap Series	374	530

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,056,042	$1,471,821	$(477,993)	$993,828
The Enhanced U.S. Large Company Series	276,836	11,355	(365)	10,990
The U.S. Large Cap Value Series	9,790,025	2,350,917	(1,039,075)	1,311,842
The U.S. Small Cap Value Series	10,338,204	1,471,171	(2,136,369)	(665,198)
The U.S. Small Cap Series	3,872,261	682,388	(686,386)	(3,998)
The U.S. Micro Cap Series	5,351,539	1,053,473	(1,186,360)	(132,887)
The DFA International Value Series	8,220,521	2,182,009	(605,537)	1,576,472
The Japanese Small Company Series	2,074,519	164,565	(316,230)	(151,665)
The Asia Pacific Small Company Series	1,226,647	388,120	(130,970)	257,150
The United Kingdom Small Company Series	939,187	304,054	(125,581)	178,473
The Continental Small Company Series	2,239,764	824,530	(134,327)	690,203
The Canadian Small Company Series	528,819	45,004	(45,356)	(352)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$2,077,330	$1,645,579	$(78,349)	$1,567,230
The Emerging Markets Small Cap Series	1,178,821	424,758	(110,985)	313,773
The DFA One-Year Fixed Income Series	3,535,123	89	(5,499)	(5,410)
The DFA Two-Year Global Fixed Income Series	3,216,016	128,515	(3,087)	125,428

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	6,574,482	Japanese Yen	$63,564	$62,423	$1,141
06/27/08	10,754	Australian Dollar	10,223	10,241	(18)
06/27/08	10,049	Swiss Franc	9,741	9,644	97
06/27/08	7,195	Euro	11,278	11,178	100
			$94,806	$93,486	$1,320

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	30,829,121	Japanese Yen	$298,063	$292,713	$5,350
06/20/08	32,562,377	Japanese Yen	311,218	309,237	1,981
06/27/08	26,342,223	Japanese Yen	253,580	250,262	3,318
06/27/08	158,605	Swiss Franc	153,750	152,212	1,538
06/27/08	96,685	Euro	151,559	150,222	1,337
06/27/08	126,232	Australian Dollar	120,004	120,213	(209)
			$1,288,174	$1,274,859	$13,315

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At May 31, 2008, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	309	$108,196	$1,622

Large Company had approximately $4,691 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	793	$277,669	$17,699

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) minus 0.05% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2008, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 5% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	April 14, 2008	October 10, 2008	$13,328	$668

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880
The U.S. Small Cap Value Series	4.53%	20,332	3	8	32,000
The U.S. Small Cap Series	4.79%	36,625	14	68	75,420
The U.S. Micro Cap Series	4.56%	1,759	4	1	2,338

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	4.20%	$11,197	16	$21	$27,822
The Japanese Small Company Series	4.97%	1,011	7	1	1,239
The Asia Pacific Small Company Series	3.75%	5,228	7	4	6,179
The United Kingdom Small Company Series	3.73%	975	5	1	4,103
The Continental Small Company Series	4.26%	1,360	7	1	3,466
The Emerging Markets Series	4.60%	9,888	17	21	18,238
The Emerging Markets Small Cap Series	3.70%	2,211	25	6	5,337

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended May 31, 2008, the following Series realized net gains of in-kind redemptions (amounts in thousands):

The U.S. Large Cap Value Series	$48,401
The U.S. Small Cap Value Series	40,823
The U.S. Small Cap Series	46,908
The DFA International Value Series	115,020
The Japanese Small Company Series	2,237
The Asia Pacific Small Company Series	3,762
The United Kingdom Small Company Series	6,080
The Continental Small Company Series	9,962

During the year ended November 30, 2007, The U.S. Large Company Series realized $529,199 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the T.A. World ex U.S. Core Equity Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The U.S. Micro Cap Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, U.S. Targeted Value Portfolio, The Japanese Small Company Series, The DFA Two-Year Global Fixed Income Series, and DFA Five-Year Global Fixed Income Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Meeting, the Board also considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, T.A. World ex U.S. Core Equity Portfolio (the "T.A. World Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the T.A. World Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the T.A. World Portfolio, including the resources of the Advisor to be dedicated to the T.A. World Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the T.A. World Portfolio; (iv) the profitability realized by the Advisor from its relationship with the T.A. World Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the T.A. World Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the T.A. World Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the T.A. World Portfolio, and the resources of the Advisor dedicated to the T.A. World Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the T.A. World Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the T.A. World Portfolio. The Board noted that the services that were proposed to be provided to the T.A. World Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the T.A. World Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the T.A. World Portfolio, and compared the fees to be charged to the T.A. World Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the T.A. World Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the T.A. World Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the T.A. World Portfolio's peer group. The Board also concluded that, given that the T.A. World Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the T.A. World Portfolio had not yet commenced investment operations, there was no investment performance for either the T.A. World Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the T.A. World Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the T.A. World Portfolio was in the best interests of the Portfolio and its shareholders.

At the Board meeting held on August 30, 2007 (the "August Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Selectively Hedged Global Fixed Income Portfolio (the "Selectively Hedged Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Selectively Hedged Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Selectively Hedged Portfolio, including the resources of the Advisor to be dedicated to the Selectively Hedged Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Selectively Hedged Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Selectively Hedged Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Selectively Hedged Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Selectively Hedged Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Selectively Hedged Portfolio, and the resources of the Advisor dedicated to the Selectively Hedged Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Selectively Hedged Portfolio. The Board noted that the services that were proposed to be provided to the Selectively Hedged Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Selectively Hedged Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Selectively Hedged Portfolio, and compared the fees to be charged to the Selectively Hedged Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Selectively Hedged Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Selectively Hedged Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Selectively Hedged Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Selectively Hedged Portfolio had not yet commenced investment operations, there was no investment performance for either the Selectively Hedged Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Selectively Hedged Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Selectively Hedged Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA053108-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Page
Dimensional Investing

Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Dimensional Emerging Markets Value Fund Inc.

Disclosure of Fund Expenses	14

Disclosure of Portfolio Holdings	15

Summary Schedule of Portfolio Holdings	16

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Voting Proxies on Fund Portfolio Securities	30

Board Approval of Investment Advisory Agreement	31

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized.

(C)  Non-Annualized.

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  Institutional Class Shares — Six Months Ended May 31, 2008

  Class R2 Shares — For the Period January 29, 2008 to May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return
Class R2 Shares**	$1,000.00	$1,096.20	0.91%	$3.23
Institutional Class Shares*	$1,000.00	$981.40	0.59%	$2.92
Hypothetical 5% Annual Return
Class R2 Shares**	$1,000.00	$1,020.45	0.91%	$4.60
Institutional Class Shares*	$1,000.00	$1,022.05	0.59%	$2.98

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

**  Class R2 Shares commenced operations January 29, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (124), then divided by the number of days in the year (366) to reflect the expenses paid during the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (135,634,432 Shares) at Value†	$8,093,307
Receivables:
Affiliated Investment Company Shares Sold	11
Fund Shares Sold	79,555
Prepaid Expenses and Other Assets	95
Total Assets	8,172,968
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	76,127
Fund Shares Redeemed	3,439
Due to Advisor	2,673
Accrued Expenses and Other Liabilities	231
Total Liabilities	82,470
NET ASSETS	$8,090,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,696 and shares outstanding of 155,697	$10.90
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $8,088,802 and shares outstanding of 185,227,142	$43.67
NUMBER OF SHARES AUTHORIZED	350,000,000
Investment at Cost	$5,087,518
NET ASSETS CONSIST OF:
Paid-In Capital	$4,576,373
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(7,703)
Accumulated Net Realized Gain (Loss)	516,039
Net Unrealized Appreciation (Depreciation)	3,005,789
NET ASSETS	$8,090,498

See accompanying Notes to Financial Statements.
4

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$37,904
Expenses
Administrative Services Fees	15,031
Accounting & Transfer Agent Fees	60
Shareholder Servicing Fees — Class R2 Shares	1
Shareholders' Reports	69
Filing Fees	51
Directors'/Trustees' Fees & Expenses	31
Legal Fees	26
Audit Fees	6
Other	10
Total Expenses	15,285
Net Investment Income (Loss)	22,619
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	603,223
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,054)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(716,045)
Net Realized and Unrealized Gain (Loss)	(150,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,257)

See accompanying Notes to Financial Statements.
5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,619	$119,722
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,054)	(6,781)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	(716,045)	2,124,572
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,257)	2,407,744
Distributions From:
Net Investment Income:
Class R2 Shares	(9)	—
Institutional Class Shares	(52,760)	(96,479)
Net Short-Term Gains:
Institutional Class Shares	(13,134)	(8,058)
Net Long-Term Gains:
Institutional Class Shares	(155,738)	(44,751)
Total Distributions	(221,641)	(149,288)
Capital Share Transactions:
Shares Issued	1,514,906	1,777,388
Shares Issued in Lieu of Cash Distributions	193,368	124,212
Shares Redeemed	(753,680)	(957,950)
Net Increase (Decrease) from Capital Share Transactions	954,594	943,650
Total Increase (Decrease) in Net Assets	604,696	3,202,106
Net Assets
Beginning of Period	7,485,802	4,283,696
End of Period	$8,090,498	$7,485,802
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(7,703)	$22,447

See accompanying Notes to Financial Statements.
6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	For the Period January 29, 2008(a) to May 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96
Total from Investment Operations	0.96
Less Distributions
Net Investment Income	(0.06)
Net Realized Gains	—
Total Distributions	(0.06)
Net Asset Value, End of Period	$10.90
Total Return	9.62	%(C)
Net Assets, End of Period (thousands)	$1,696
Ratio of Expenses to Average Net Assets (D)	0.91	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.91	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.12	)%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	(1.01)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	(0.88)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.31)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.30)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$43.67	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	(1.86	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$8,088,802	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-three operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-two portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2008, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R2 shares commenced operations on January 29, 2008. As of May 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

9

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$8,093,307	—	—	$8,093,307

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $158 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six

10

months before the date of such recovery. The Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended May 31, 2008, the total related amounts paid by the Group to the CCO were $85 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$12,762	$(5,372)	$(7,390)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$5,621	$7,142	$12,763

11

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$24,042	$155,651	$179,693

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,167,645	$3,005,789	$(80,127)	$2,925,662

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$1,612	160	N/A	N/A
Shares Issued in Lieu of Cash Distributions	9	1	N/A	N/A
Shares Redeemed	(51)	(5)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$1,570	156	N/A	N/A
Institutional Class Shares
Shares Issued	$1,513,293	35,231	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	193,360	4,547	124,212	3,560
Shares Redeemed	(753,629)	(17,816)	(957,950)	(23,900)
Net Increase (Decrease)—Institutional Class Shares	$953,024	21,962	$943,650	26,220

*  Class R2 Shares commenced operations on January 29, 2008.

12

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line credit during the six months ended May 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

J.  Other:

At May 31, 2008, two shareholders held approximately 100% of the outstanding shares of Class R2 Shares and one shareholder held 17% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$983.40	0.19%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

14

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
8.3%	6.6%	8.8%	19.5%	1.1%	13.9%	5.8%	30.0%	3.8%	1.9%	0.3%	100.0%

15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$20,724,698	0.2%
BRAZIL — (11.9%)
COMMON STOCKS — (2.0%)
Companhia Siderurgica Nacional SA	2,794,200	136,231,208	1.6%
Other Securities		60,127,311	0.6%
TOTAL COMMON STOCKS		196,358,519	2.2%
PREFERRED STOCKS — (9.9%)
Gerdau SA	1,222,542	61,544,260	0.7%
# Gerdau SA Sponsored ADR	1,259,570	62,928,117	0.7%
Investimentos Itau SA	6,589,069	47,438,058	0.5%
Metalurgica Gerdau SA	2,366,200	163,662,773	1.9%
Suzano Papel e Celullose SA	2,299,139	42,406,499	0.5%
Telemar Norte Leste SA	631,500	37,268,789	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	4,770,055	256,612,269	2.9%
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,752,460	0.5%
Other Securities		237,696,028	2.7%
TOTAL PREFERRED STOCKS		949,309,253	10.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		83,844	0.0%
TOTAL — BRAZIL		1,145,751,616	13.0%
CHILE — (2.4%)
COMMON STOCKS — (2.2%)
Enersis SA Sponsored ADR	4,542,672	86,356,195	1.0%
Other Securities		128,796,215	1.5%
TOTAL COMMON STOCKS		215,152,410	2.5%
PREFERRED STOCKS — (0.2%)
Other Securities		18,071,563	0.2%
TOTAL — CHILE		233,223,973	2.7%
CHINA — (10.2%)
COMMON STOCKS — (10.2%)
*# Bank of China, Ltd.	144,990,000	74,094,769	0.9%
# Chaoda Modern Agriculture	27,220,650	38,365,660	0.4%
China Resources Enterprise, Ltd.	13,033,000	43,268,209	0.5%
# China Unicom, Ltd. ADR	4,576,045	104,288,065	1.2%
Citic Pacific, Ltd.	16,878,000	72,548,953	0.8%
# COSCO Pacific, Ltd.	20,796,000	39,451,446	0.5%
Other Securities		608,932,197	6.9%
TOTAL — CHINA		980,949,299	11.2%
CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
Telefonica 02 Czech Republic A.S.	1,166,446	36,723,927	0.4%
Other Securities		25,617,227	0.3%
TOTAL — CZECH REPUBLIC		62,341,154	0.7%

16

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
*# MOL Hungarian Oil & Gas NYRT	974,850	$146,756,842	1.7%
Other Securities		59,970,877	0.6%
TOTAL — HUNGARY		206,727,719	2.3%
INDIA — (9.2%)
COMMON STOCKS — (9.1%)
ICICI Bank Sponsored ADR	1,211,268	45,701,142	0.5%
Reliance Communications, Ltd.	4,291,822	58,187,305	0.7%
Reliance Industries, Ltd.	4,804,665	271,588,273	3.1%
Tata Steel, Ltd.	2,285,578	48,543,864	0.6%
Other Securities		453,756,143	5.1%
TOTAL COMMON STOCKS		877,776,727	10.0%
PREFERRED STOCKS — (0.1%)
Other Securities		5,738,297	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		94	0.0%
TOTAL — INDIA		883,515,118	10.1%
INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
PT Astra International Tbk	21,950,000	49,507,950	0.6%
PT International Nickel Indonesia Tbk	58,860,000	38,558,449	0.4%
Other Securities		169,776,146	1.9%
TOTAL COMMON STOCKS		257,842,545	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		266,000	0.0%
TOTAL — INDONESIA		258,108,545	2.9%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Bank Hapoalim B.M.	14,182,489	72,588,578	0.8%
Bank Leumi Le-Israel	13,378,631	73,536,714	0.9%
Other Securities		104,958,122	1.2%
TOTAL — ISRAEL		251,083,414	2.9%
MALAYSIA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		330,522,944	3.8%
PREFERRED STOCKS — (0.0%)
Other Securities		216,664	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		671,018	0.0%
TOTAL — MALAYSIA		331,410,626	3.8%
MEXICO — (7.8%)
COMMON STOCKS — (7.8%)
# Alfa S.A.B. de C.V. Series A	6,037,464	44,316,976	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	8,655,525	246,163,131	2.8%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	54,097,855	0.6%
# Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	58,591,145	0.7%
Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	43,857,347	0.5%
# Industrias Penoles S.A.B. de C.V.	1,277,400	37,258,583	0.4%

17

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
*# Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	$61,311,540	0.7%
Other Securities		208,439,731	2.4%
TOTAL COMMON STOCKS		754,036,308	8.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		34,933	0.0%
TOTAL — MEXICO		754,071,241	8.6%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		53,354,110	0.6%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
* Polski Koncern Naftowy Orlen SA	5,310,008	97,993,808	1.1%
Other Securities		145,485,436	1.7%
TOTAL — POLAND		243,479,244	2.8%
SOUTH AFRICA — (8.4%)
COMMON STOCKS — (8.4%)
African Rainbow Minerals, Ltd.	1,544,126	60,864,513	0.7%
ArcelorMittal South Africa, Ltd.	1,994,145	65,407,340	0.8%
Gold Fields, Ltd. Sponsored ADR	5,529,035	71,490,422	0.8%
* Harmony Gold Mining Co., Ltd.	3,183,494	37,904,967	0.4%
Sanlam, Ltd.	28,259,449	71,571,982	0.8%
Sasol, Ltd. Sponsored ADR	1,309,923	82,394,157	0.9%
Other Securities		421,871,139	4.8%
TOTAL — SOUTH AFRICA		811,504,520	9.2%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
# Hyundai Motor Co., Ltd.	764,050	62,326,585	0.7%
Kookmin Bank Sponsored ADR	748,139	46,721,281	0.6%
POSCO ADR	1,060,011	144,850,503	1.7%
# Samsung Corp.	632,820	42,237,275	0.5%
Other Securities		631,706,846	7.1%
TOTAL COMMON STOCKS		927,842,490	10.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		280,992	0.0%
TOTAL — SOUTH KOREA		928,123,482	10.6%
TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
Chi Mei Optoelectronic Corp.	28,881,840	39,421,466	0.5%
* Chinatrust Financial Holdings Co., Ltd.	38,505,809	39,302,928	0.5%
Fubon Financial Holding Co., Ltd.	30,440,000	36,278,763	0.4%
Mega Financial Holding Co., Ltd.	73,408,000	57,510,033	0.7%
United Microelectronics Corp.	101,904,374	63,454,756	0.7%
Other Securities		866,265,514	9.7%
TOTAL — TAIWAN		1,102,233,460	12.5%
THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		224,700,351	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,892	0.0%
TOTAL — THAILAND		224,885,243	2.6%

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	6,325,909	$40,605,032	0.5%
Other Securities		170,059,133	1.9%
TOTAL — TURKEY		210,664,165	2.4%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (9.6%)
@Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $862,125,000 FHLB 2.535%(y), 07/10/09, valued at $861,900,848) to be repurchased at $845,161,918	$845,000	844,999,960	9.6%
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $147,609,502 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/35 to 05/01/38 & FNMA, rates ranging from 5.505%(r) to 6.782%(r), maturities ranging from 06/01/28 to 01/01/38, valued at $81,410,896) to be repurchased at $79,830,233	79,815	79,814,603	0.9%
TOTAL SECURITIES LENDING COLLATERAL		924,814,563	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $6,544,263,578)		$9,626,966,190	109.6%

See accompanying Notes to Financial Statements.
19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $830,343 of securities on loan)	$8,702,151
Collateral Received from Securities on Loan at Value	924,815
Foreign Currencies at Value	34,419
Cash	11,919
Receivables:
Investment Securities Sold	235
Dividends and Interest	37,799
Fund Shares Sold	76,116
Securities Lending Income	1,461
Prepaid Expenses and Other Assets	31
Total Assets	9,788,946
LIABILITIES:
Payables:
Upon Return of Securities Loaned	924,815
Investment Securities Purchased	67,081
Due to Advisor	726
Loan Payable	2,434
Deferred Thailand Capital Gains Tax	12,230
Accrued Expenses and Other Liabilities	816
Total Liabilities	1,008,102
NET ASSETS	$8,780,844
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	147,163,771
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$59.67
Investments at Cost	$5,619,449
Collateral Received from Securities on Loan at Cost	$924,815
Foreign Currencies at Cost	$33,965
NET ASSETS CONSIST OF:
Paid-In Capital	$5,324,177
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	85,190
Accumulated Net Realized Gain (Loss)	300,745
Deferred Thailand Capital Gains Tax	(12,230)
Net Unrealized Foreign Exchange Gain (Loss)	(194)
Net Unrealized Appreciation (Depeciation)	3,083,156
NET ASSETS	$8,780,844
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
20

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,181)	$119,101
Interest	541
Income from Securities Lending	8,142
Total Investment Income	127,784
Expenses
Investment Advisory Services Fees	4,091
Accounting & Transfer Agent Fees	409
Custodian Fees	2,892
Shareholders' Reports	17
Directors'/Trustees' Fees & Expenses	43
Legal Fees	22
Audit Fees	47
Other	102
Total Expenses	7,623
Net Investment Income (Loss)	120,161
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	302,082
Foreign Currency Transactions	107
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(547,350)
Translation of Foreign Currency Denominated Amounts	(272)
Deferred Thailand Capital Gains Tax	(248)
Net Realized and Unrealized Gain (Loss)	(245,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(125,520)

See accompanying Notes to Financial Statements.
21

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$120,161	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	302,082	659,828
Foreign Currency Transactions	107	(2,063)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(547,350)	1,892,737
Translation of Foreign Currency Denominated Amounts	(272)	(230)
Deferred Thailand Capital Gains Tax	(248)	(3,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,520)	2,713,764
Distributions From:
Net Investment Income	(41,276)	(160,170)
Net Short-Term Gains	(12,627)	(7,987)
Net Long-Term Gains	(644,382)	(183,896)
Total Distributions	(698,285)	(352,053)
Capital Share Transactions (1):
Shares Issued	1,027,586	1,088,699
Shares Issued in Lieu of Cash Distributions	669,994	338,352
Shares Redeemed	(281,641)	(437,964)
Net Increase (Decrease) from Capital Share Transactions	1,415,939	989,087
Total Increase (Decrease) in Net Assets	592,134	3,350,798
Net Assets
Beginning of Period	8,188,710	4,837,912
End of Period	$8,780,844	$8,188,710
(1) Shares Issued and Redeemed:
Shares Issued	17,045	20,030
Shares Issued in Lieu of Cash Distributions	11,520	6,805
Shares Redeemed	(4,847)	(7,211)
	23,718	19,624
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$85,190	$6,305

See accompanying Notes to Financial Statements.
22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	0.86	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.11)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	(1.25)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(0.31)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(5.41)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$59.67	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	(1.66	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$8,780,844	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.94	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	6	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

24

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$2,941,547	$6,685,419	—	$9,626,966

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $172 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

25

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2008, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $7 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,245,567
Sales	465,434

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

26

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(1,431)	$1,431

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$21,416	$644,373	$665,789

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Fund had no capital loss carryforwards available to offset future realized capital gains.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $2,435 and $3,563, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,546,031	$3,485,966	$(405,031)	$3,080,935

27

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Fund under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

28

For the six months ended May 31, 2008, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.86%	$18,773	18	$46	$43,399

At May 31, 2008, the Fund had a loan outstanding in the amount of $2,434 (amount in thousands).

H.  Securities Lending:

As of May 31, 2008, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

29

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

31

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

32

DFA053108-005S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$976.50	0.38%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.10	0.38%	$1.92

2

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$966.80	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$993.40	0.45%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.75	0.45%	$2.28
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$973.20	0.53%	$2.61
Hypothetical 5% Annual Return	$1,000.00	$1,022.35	0.53%	$2.68
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$936.70	0.54%	$2.61
Hypothetical 5% Annual Return	$1,000.00	$1,022.30	0.54%	$2.73

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
Tax-Managed U.S. Targeted Value Portfolio	15.2%	5.0%	10.6%	22.5%	5.7%	15.8%	15.3%	9.3%	0.6%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	14.0%	3.9%	9.5%	14.1%	13.6%	17.4%	17.9%	6.1%	1.1%	2.4%	100.0%
Tax-Managed DFA International Value Portfolio	12.0%	3.0%	5.7%	43.0%	0.2%	10.2%	2.6%	11.5%	7.2%	4.6%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
MAY 31, 2008
(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,633,865,313
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,195,872,560)	$2,633,865,313

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,918,505,364
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,565,852,388)	$1,918,505,364

See accompanying Notes to Financial Statements.
5

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.6%)
Consumer Discretionary — (13.3%)
* AutoNation, Inc.	558,785	$8,823,215	0.3%
*# Big Lots, Inc.	417,700	12,973,762	0.5%
* Toll Brothers, Inc.	483,170	10,180,392	0.4%
* Warnaco Group, Inc.	269,455	12,985,036	0.5%
Other Securities		384,802,076	13.3%
Total Consumer Discretionary		429,764,481	15.0%
Consumer Staples — (4.4%)
Pilgrim's Pride Corp.	529,215	13,759,590	0.5%
*# Smithfield Foods, Inc.	478,273	14,965,162	0.5%
# Universal Corp.	220,500	10,939,005	0.4%
Other Securities		103,447,208	3.6%
Total Consumer Staples		143,110,965	5.0%
Energy — (9.0%)
Cimarex Energy Co.	268,634	18,304,721	0.6%
* Comstock Resources, Inc.	271,600	15,576,260	0.6%
*# Encore Acquisition Co.	140,602	9,390,808	0.3%
* EXCO Resources, Inc.	429,729	10,717,441	0.4%
* Forest Oil Corp.	286,943	19,153,445	0.7%
# Helmerich & Payne, Inc.	224,400	14,058,660	0.5%
* Mariner Energy, Inc.	549,200	17,958,840	0.6%
Overseas Shipholding Group, Inc.	113,600	8,981,216	0.3%
* Stone Energy Corp.	143,952	9,728,276	0.3%
* Swift Energy Corp.	152,170	8,771,079	0.3%
* Whiting Petroleum Corp.	226,118	21,148,817	0.7%
Other Securities		139,594,017	5.0%
Total Energy		293,383,580	10.3%
Financials — (19.9%)
American Financial Group, Inc.	303,023	9,036,146	0.3%
Fidelity National Financial, Inc.	531,974	9,096,755	0.3%
Harleysville Group, Inc.	245,883	9,591,896	0.3%
Odyssey Re Holdings Corp.	285,770	10,727,806	0.4%
Old Republic International Corp.	831,902	12,520,125	0.4%
* ProAssurance Corp.	175,400	8,985,742	0.3%
Protective Life Corp.	253,770	10,653,265	0.4%
Reinsurance Group of America, Inc.	181,339	9,324,451	0.3%
SAFECO Corp.	313,943	21,034,181	0.7%
# Synovus Financial Corp.	1,011,744	11,624,939	0.4%
Transatlantic Holdings, Inc.	187,380	12,114,117	0.4%
Other Securities		518,940,329	18.3%
Total Financials		643,649,752	22.5%
Health Care — (4.9%)
* Community Health Systems, Inc.	240,400	8,661,612	0.3%
Other Securities		149,774,250	5.2%
Total Health Care		158,435,862	5.5%
Industrials — (13.5%)
* Allied Waste Industries, Inc.	1,403,145	18,900,363	0.7%
DRS Technologies, Inc.	131,468	10,357,049	0.4%
* Esterline Technologies Corp.	146,616	9,079,929	0.3%
Regal-Beloit Corp.	241,478	11,228,727	0.4%
Ryder System, Inc.	209,710	15,399,005	0.5%
Timken Co.	336,850	12,338,816	0.4%
Other Securities		358,948,773	12.5%
Total Industrials		436,252,662	15.2%
Information Technology — (13.5%)
* Arrow Electronics, Inc.	363,116	11,133,137	0.4%

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Ingram Micro, Inc.	482,598	$8,749,502	0.3%
* Skyworks Solutions, Inc.	990,272	10,229,510	0.4%
Other Securities		406,443,869	14.1%
Total Information Technology		436,556,018	15.2%
Materials — (8.6%)
Ashland, Inc.	225,223	12,087,718	0.4%
Greif, Inc. Class A	152,400	10,216,896	0.4%
Minerals Technologies, Inc.	137,319	9,558,776	0.3%
NewMarket Corp.	125,747	9,842,218	0.3%
Reliance Steel & Aluminum Co.	197,815	13,445,486	0.5%
Rock-Tenn Co. Class A	268,321	9,576,376	0.3%
Schnitzer Steel Industries, Inc. Class A	137,833	13,802,597	0.5%
Sensient Technologies Corp.	348,163	10,949,726	0.4%
Steel Dynamics, Inc.	426,000	15,378,600	0.5%
Terra Industries, Inc.	224,540	9,796,680	0.3%
Other Securities		166,026,658	5.9%
Total Materials		280,681,731	9.8%
Other — (0.0%)
Total Other		1,779	0.0%
Telecommunication Services — (0.5%)
CenturyTel, Inc.	274,573	9,722,630	0.4%
Other Securities		6,641,439	0.2%
Total Telecommunication Services		16,364,069	0.6%
Utilities — (0.0%)
Total Utilities		292,466	0.0%
TOTAL COMMON STOCKS		2,838,493,365	99.1%
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,228,741	27,228,741	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $ $419,017,769 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/23 to 04/01/38 & FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from10/01/17 to 07/01/47, valued at $342,582,412) to be repurchased at $332,669,418	$332,604	332,604,283	11.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $ $84,645,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 02/01/18 to 07/01/36, valued at $43,243,923) to be repurchased at $41,991,591	41,984	41,983,684	1.5%
TOTAL SECURITIES LENDING COLLATERAL		374,587,967	13.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,867,725,748)		$3,240,310,073	113.1%

See accompanying Notes to Financial Statements.
7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.8%)
Consumer Discretionary — (11.5%)
*# Big Lots, Inc.	109,900	$3,413,494	0.2%
* Deckers Outdoor Corp.	17,200	2,351,584	0.1%
DeVry, Inc.	56,680	3,233,594	0.2%
*# Priceline.com, Inc.	38,388	5,164,338	0.3%
* Warnaco Group, Inc.	62,738	3,023,344	0.2%
Other Securities		217,388,796	12.8%
Total Consumer Discretionary		234,575,150	13.8%
Consumer Staples — (3.3%)
* Central European Distribution Corp.	49,175	3,509,128	0.2%
* Darling International, Inc.	174,700	2,814,417	0.2%
Other Securities		60,010,501	3.5%
Total Consumer Staples		66,334,046	3.9%
Energy — (7.5%)
* Atwood Oceanics, Inc.	33,498	3,413,781	0.2%
Berry Petroleum Corp. Class A	45,000	2,430,000	0.2%
* Bill Barret Corp.	44,542	2,397,696	0.1%
* Carrizo Oil & Gas, Inc.	38,907	2,605,213	0.2%
* Clayton Williams Energy, Inc.	29,598	2,790,203	0.2%
* Comstock Resources, Inc.	66,862	3,834,536	0.2%
*# Contango Oil & Gas Co.	31,385	2,622,217	0.2%
* Denbury Resources, Inc.	170,120	5,777,275	0.3%
* Encore Acquisition Co.	66,000	4,408,140	0.3%
* EXCO Resources, Inc.	119,529	2,981,053	0.2%
* Forest Oil Corp.	49,371	3,295,514	0.2%
* Gulfmark Offshore, Inc.	35,600	2,389,828	0.1%
* Mariner Energy, Inc.	115,182	3,766,451	0.2%
Massey Energy Co.	41,630	2,690,131	0.2%
* PetroQuest Energy, Inc.	117,054	2,592,746	0.2%
* Stone Energy Corp.	42,641	2,881,679	0.2%
* Swift Energy Corp.	49,784	2,869,550	0.2%
* W-H Energy Services, Inc.	32,600	2,788,278	0.2%
* Whiting Petroleum Corp.	39,464	3,691,068	0.2%
Other Securities		92,574,430	5.2%
Total Energy		152,799,789	9.0%
Financials — (12.0%)
UMB Financial Corp.	46,627	2,432,531	0.1%
Other Securities		241,580,343	14.2%
Total Financials		244,012,874	14.3%
Health Care — (11.2%)
* Cepheid, Inc.	101,350	2,667,532	0.2%
*# Illumina, Inc.	58,641	4,602,146	0.3%
# Perrigo Co.	98,412	3,602,863	0.2%
*# Savient Pharmaceuticals, Inc.	90,300	2,405,592	0.2%
Other Securities		214,665,634	12.5%
Total Health Care		227,943,767	13.4%
Industrials — (14.3%)
* EMCOR Group, Inc.	85,600	2,512,360	0.2%
* Esterline Technologies Corp.	43,457	2,691,292	0.2%
Flowserve Corp.	45,400	6,288,808	0.4%
* FTI Consulting, Inc.	54,350	3,264,261	0.2%
* Graftech International, Ltd.	102,200	2,698,080	0.2%
*# Kirby Corp.	42,949	2,390,541	0.1%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Lindsay Corp.	25,764	$2,705,220	0.2%
Robbins & Myers, Inc.	60,800	2,461,792	0.1%
Valmont Industries, Inc.	24,400	2,802,096	0.2%
Walter Industries, Inc.	35,000	3,263,400	0.2%
Other Securities		261,404,491	15.2%
Total Industrials		292,482,341	17.2%
Information Technology — (14.6%)
* CommScope, Inc.	44,900	2,462,765	0.2%
* Cybersource Corp.	149,267	2,897,272	0.2%
*# Flir Systems, Inc.	83,800	3,303,396	0.2%
* Skyworks Solutions, Inc.	296,472	3,062,556	0.2%
Other Securities		286,644,843	16.7%
Total Information Technology		298,370,832	17.5%
Materials — (5.6%)
AK Steel Holding Corp.	100,772	7,154,812	0.4%
Cleveland-Cliffs, Inc.	45,240	4,827,108	0.3%
* Owens-Illinois, Inc.	59,452	3,401,843	0.2%
Steel Dynamics, Inc.	124,368	4,489,685	0.3%
Terra Industries, Inc.	161,890	7,063,261	0.4%
Other Securities		88,229,297	5.2%
Total Materials		115,166,006	6.8%
Other — (0.0%)
Total Other		555	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		16,988,539	1.0%
Utilities — (2.0%)
Total Utilities		40,714,900	2.4%
TOTAL COMMON STOCKS		1,689,388,799	99.3%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		1,026,417	0.1%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,817,310	13,817,310	0.8%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $511,005,755 FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from 04/01/18 to 07/01/47, valued at $307,387,316) to be repurchased at $298,492,730	$298,434	298,434,287	17.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $51,783,384 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/36 to 05/01/38, valued at $38,872,581) to be repurchased at $37,744,804	37,738	37,737,697	2.2%
TOTAL SECURITIES LENDING COLLATERAL		336,171,984	19.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,757,818,556)		$2,040,404,510	120.0%

See accompanying Notes to Financial Statements.
9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.9%)
COMMON STOCKS — (5.9%)
Australia & New Zealand Banking Group, Ltd.	980,279	$20,344,127	0.8%
Commonwealth Bank of Australia	676,919	27,416,908	1.1%
National Australia Bank, Ltd.	1,035,639	31,040,794	1.2%
Other Securities		74,603,511	2.8%
TOTAL — AUSTRALIA		153,405,340	5.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,376,937	0.6%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		11,361,621	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		112	0.0%
TOTAL — BELGIUM		11,361,733	0.4%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
Petro-Canada	237,800	13,720,888	0.5%
Sun Life Financial, Inc.	488,350	22,731,670	0.9%
Other Securities		113,495,748	4.4%
TOTAL — CANADA		149,948,306	5.8%
DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		31,554,732	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		636,469	0.1%
TOTAL — DENMARK		32,191,201	1.3%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Fortum Oyj	448,520	21,705,436	0.9%
Other Securities		19,794,948	0.7%
TOTAL — FINLAND		41,500,384	1.6%
FRANCE — (8.6%)
COMMON STOCKS — (8.5%)
AXA SA	948,963	33,562,900	1.3%
# BNP Paribas SA	522,726	53,911,731	2.1%
Compagnie de Saint-Gobain	159,735	12,892,225	0.5%
Vivendi SA	653,602	27,491,716	1.1%
Other Securities		93,661,082	3.6%
TOTAL COMMON STOCKS		221,519,654	8.6%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,182,860	0.0%
TOTAL — FRANCE		222,702,514	8.6%
GERMANY — (13.1%)
COMMON STOCKS — (13.1%)
Allianz SE	205,697	38,913,201	1.5%
Bayerische Motoren Werke AG	225,402	13,332,453	0.5%
Daimler Chrysler AG	585,691	44,526,055	1.7%
Deutsche Bank AG	296,673	31,643,799	1.2%
Deutsche Telekom AG	1,440,584	24,176,641	0.9%
E.ON AG	396,846	84,198,199	3.3%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	128,600	$24,093,273	0.9%
Volkswagen AG	120,728	33,220,622	1.3%
Other Securities		45,662,310	1.8%
TOTAL — GERMANY		339,766,553	13.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,379,084	0.2%
HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cheung Kong Holdings, Ltd.	974,000	14,999,597	0.6%
Hutchison Whampoa, Ltd.	1,486,000	16,073,744	0.6%
Other Securities		44,563,245	1.7%
TOTAL — HONG KONG		75,636,586	2.9%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,252,649	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	2,067,469	13,566,029	0.5%
Other Securities		51,956,671	2.0%
TOTAL — ITALY		65,522,700	2.5%
JAPAN — (11.2%)
COMMON STOCKS — (11.2%)
Hitachi, Ltd.	2,287,000	16,472,948	0.6%
Matsushita Electric Industrial Co., Ltd.	585,998	13,308,015	0.5%
Millea Holdings, Inc.	405,240	16,731,010	0.7%
* Mitsui Sumitomo Insurance Group Holdings, Inc.	327,900	12,908,152	0.5%
Other Securities		231,259,214	8.9%
TOTAL — JAPAN		290,679,339	11.2%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aegon NV	1,006,167	15,350,362	0.6%
ArcelorMittal	490,981	48,730,951	1.9%
ING Groep NV	1,067,775	40,772,654	1.6%
Koninklijke Philips Electronics NV	942,411	36,202,679	1.4%
Other Securities		13,592,469	0.5%
TOTAL — NETHERLANDS		154,649,115	6.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		3,301,839	0.1%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		26,202,322	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		3,035,122	0.1%
SINGAPORE — (1.8%)
COMMON STOCKS — (1.8%)
# DBS Group Holdings, Ltd.	964,600	13,808,067	0.6%
Other Securities		32,198,062	1.2%
TOTAL — SINGAPORE		46,006,129	1.8%
SPAIN — (6.1%)
COMMON STOCKS — (6.1%)
Banco Santander Central Hispano SA	3,419,617	71,333,355	2.8%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	567,226	$23,454,355	0.9%
Other Securities		62,667,880	2.4%
TOTAL — SPAIN		157,455,590	6.1%
SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Nordea Bank AB	1,387,996	22,579,898	0.9%
Other Securities		51,598,558	2.0%
TOTAL — SWEDEN		74,178,456	2.9%
SWITZERLAND — (7.0%)
COMMON STOCKS — (7.0%)
Compagnie Financiere Richemont AG Series A	393,600	24,532,517	0.9%
Credit Suisse Group	616,112	31,378,590	1.2%
Holcim, Ltd.	158,003	14,772,081	0.6%
Swiss Re	230,487	17,914,447	0.7%
Syngenta AG	77,200	23,632,313	0.9%
Zurich Financial SVCS AG	87,564	25,698,525	1.0%
Other Securities		44,743,964	1.8%
TOTAL COMMON STOCKS		182,672,437	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		296,740	0.0%
TOTAL — SWITZERLAND		182,969,177	7.1%
UNITED KINGDOM — (18.8%)
COMMON STOCKS — (18.8%)
Anglo American P.L.C.	358,847	24,452,245	0.9%
Aviva P.L.C.	1,906,847	23,829,978	0.9%
BAE Systems P.L.C.	1,413,859	12,706,911	0.5%
# Barclays P.L.C. ADR	512,350	15,334,635	0.6%
HBOS P.L.C.	2,333,163	18,502,672	0.7%
HSBC Holdings P.L.C. Sponsored ADR	470,550	39,625,015	1.5%
Royal Bank of Scotland Group P.L.C.	5,725,083	25,948,267	1.0%
Royal Dutch Shell P.L.C. ADR	301,814	25,270,886	1.0%
Vodafone Group P.L.C.	29,270,926	93,992,661	3.6%
Vodafone Group P.L.C. Sponsored ADR	835,100	26,798,359	1.0%
Xstrata P.L.C.	227,813	18,026,609	0.7%
Other Securities		163,289,889	6.4%
TOTAL COMMON STOCKS		487,778,127	18.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,940,544	0.1%
TOTAL — UNITED KINGDOM		489,718,671	18.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,780,000 FNMA 5.00%, 06/01/22, valued at $3,237,057) to be repurchased at $3,189,516	$3,189	3,189,000	0.1%
SECURITIES LENDING COLLATERAL — (1.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $59,354,800 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/15 to 05/01/38, valued at $40,224,949) to be repurchased at $39,443,947	39,436	39,436,224	1.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,942,752,985)		$2,597,864,971	100.4%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,633,865	$1,918,505	—
Investments at Value (including $0, $0, and $353,079 of securities on loan, respectively)	—	—	$2,838,493
Temporary Cash Investments at Value	—	—	27,229
Collateral Received from Securities on Loan at Value	—	—	374,588
Receivables:
Investment Securities Sold	—	—	17,201
Affiliated Investment Companies	—	316	—
Dividends and Interest	—	—	2,107
Securities Lending Income	—	—	446
Fund Shares Sold	1,534	634	2,414
Prepaid Expenses and Other Assets	69	55	96
Total Assets	2,635,468	1,919,510	3,262,574
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	374,588
Investment Securities Purchased	—	—	20,183
Affiliated Investment Companies	630	—	—
Fund Shares Redeemed	904	950	1,343
Due to Advisor	327	231	981
Accrued Expenses and Other Liabilities	118	79	168
Total Liabilities	1,979	1,260	397,263
NET ASSETS	$2,633,489	$1,918,250	$2,865,311
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	157,604,413	128,577,104	133,786,776
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.71	$14.92	$21.42
Investments in Affiliated Investment Companies at Cost	$2,195,872	$1,565,852	$—
Investments at Cost	$—	$—	$2,465,909
Temporary Cash Investments at Cost	$—	$—	$27,229
Collateral Received from Securities on Loan at Cost	$—	$—	$374,588
NET ASSETS CONSIST OF:
Paid-In Capital	$2,113,955	$1,634,509	$2,346,947
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	11,011	7,137	6,055
Accumulated Net Realized Gain (Loss)	70,530	(76,049)	139,725
Net Unrealized Appreciation (Depreciation)	437,993	352,653	372,584
NET ASSETS	$2,633,489	$1,918,250	$2,865,311
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $317,305 and $36,927 of securities on loan, respectively)	$1,690,416	$2,555,240
Temporary Cash Investments at Value	13,817	3,189
Collateral Received from Securities on Loan at Value	336,172	39,436
Foreign Currencies at Value	—	12,277
Cash	—	15
Receivables:
Investment Securities Sold	7,047	7,154
Dividends, Interest, and Tax Reclaims	1,095	19,423
Securities Lending Income	644	501
Fund Shares Sold	1,523	2,193
Prepaid Expenses and Other Assets	61	74
Total Assets	2,050,775	2,639,502
LIABILITIES:
Payables:
Upon Return of Securities Loaned	336,172	39,436
Investment Securities Purchased	12,640	9,527
Fund Shares Redeemed	434	1,265
Due to Advisor	689	1,085
Accrued Expenses and Other Liabilities	97	168
Total Liabilities	350,032	51,481
NET ASSETS	$1,700,743	$2,588,021
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	74,153,969	138,549,755
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.94	$18.68
Investments at Cost	$1,407,830	$1,900,128
Temporary Cash Investments at Cost	$13,817	$3,189
Collateral Received from Securities on Loan at Cost	$336,172	$39,436
Foreign Currencies at Cost	$—	$12,312
NET ASSETS CONSIST OF:
Paid-In Capital	$1,325,251	$1,819,014
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,201	55,837
Accumulated Net Realized Gain (Loss)	89,705	57,960
Net Unrealized Foreign Exchange Gain (Loss)	—	133
Net Unrealized Appreciation (Depreciation)	282,586	655,077
NET ASSETS	$1,700,743	$2,588,021
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$25,068	$15,932	$15,299
Interest	359	142	502
Income from Securities Lending	869	654	1,879
Expenses Allocated from Affiliated Investment Companies	(2,735)	(602)	—
Total Investment Income	23,561	16,126	17,680
Expenses
Investment Advisory Services Fees	—	—	5,468
Administrative Services Fees	1,897	1,325	—
Accounting & Transfer Agent Fees	24	19	156
Custodian Fees	—	—	36
Filing Fees	46	42	52
Shareholders' Reports	20	14	37
Directors'/Trustees' Fees & Expenses	9	7	4
Legal Fees	12	7	17
Audit Fees	4	3	20
Other	5	3	108
Total Expenses	2,017	1,420	5,898
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(78)	—
Net Expenses	2,017	1,342	5,898
Net Investment Income (Loss)	21,544	14,784	11,782
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	73,154	(10,451)	142,431
Futures	(1,959)	—	(2,494)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(158,953)	(62,958)	(151,244)
Net Realized and Unrealized Gain (Loss)	(87,758)	(73,409)	(11,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,214)	$(58,625)	$475

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,469, respectively)	$7,540	$62,516
Interest	261	243
Income from Securities Lending	2,870	1,590
Total Investment Income	10,671	64,349
Expenses
Investment Advisory Services Fees	3,980	6,337
Accounting & Transfer Agent Fees	99	154
Custodian Fees	39	180
Filing Fees	35	44
Shareholders' Reports	16	22
Directors'/Trustees' Fees & Expenses	4	9
Legal Fees	8	12
Audit Fees	11	17
Other	10	19
Total Expenses	4,202	6,794
Net Investment Income (Loss)	6,469	57,555
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	92,425	62,137
Futures	(1,909)	(2,244)
Foreign Currency Transactions	—	(477)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(137,514)	(292,052)
Translation of Foreign Currency Denominated Amounts	—	(6)
Net Realized and Unrealized Gain (Loss)	(46,998)	(232,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,529)	$(175,087)

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,544	$41,019	$14,784	$27,394	$11,782	$32,533
Net Realized Gain (Loss) on:
Investment Securities Sold	73,154	139,228	(10,451)	10,874	142,431	167,039
Futures	(1,959)	—	—	—	(2,494)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(158,953)	(180,378)	(62,958)	73,457	(151,244)	(423,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,214)	(131)	(58,625)	111,725	475	(224,185)
Distributions From:
Net Investment Income	(22,473)	(39,785)	(15,226)	(25,931)	(9,353)	(30,833)
Net Long-Term Gains	(36,063)	—	—	—	(152,308)	(284,595)
Total Distributions	(58,536)	(39,785)	(15,226)	(25,931)	(161,661)	(315,428)
Capital Share Transactions (1):
Shares Issued	423,674	613,164	334,001	385,068	895,224	691,351
Shares Issued in Lieu of Cash Distributions	55,826	36,864	14,886	25,647	158,279	304,575
Shares Redeemed	(469,104)	(368,048)	(180,598)	(160,308)	(932,700)	(754,382)
Net Increase (Decrease) from Capital Share Transactions	10,396	281,980	168,289	250,407	120,803	241,544
Total Increase (Decrease) in Net Assets	(114,354)	242,064	94,438	336,201	(40,383)	(298,069)
Net Assets
Beginning of Period	2,747,843	2,505,779	1,823,812	1,487,611	2,905,694	3,203,763
End of Period	$2,633,489	$2,747,843	$1,918,250	$1,823,812	$2,865,311	$2,905,694
(1) Shares Issued and Redeemed:
Shares Issued	26,106	33,160	22,909	24,964	44,121	27,123
Shares Issued in Lieu of Cash Distributions	3,365	2,019	1,023	1,685	7,505	12,193
Shares Redeemed	(28,819)	(20,036)	(12,485)	(10,356)	(43,666)	(30,452)
	652	15,143	11,447	16,293	7,960	8,864
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$11,011	$11,940	$7,137	$7,579	$6,055	$3,626

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,469	$11,947	$57,555	$75,534
Net Realized Gain (Loss) on:
Investment Securities Sold	92,425	182,553	62,137	225,699
Futures	(1,909)	—	(2,244)	—
Foreign Currency Transactions	—	—	(477)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(137,514)	(217,967)	(292,052)	116,793
Translation of Foreign Currency Denominated Amounts	—	—	(6)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,529)	(23,467)	(175,087)	418,483
Distributions From:
Net Investment Income	(5,618)	(11,189)	(20,694)	(61,441)
Net Short-Term Gains	—	—	—	(119)
Net Long-Term Gains	(140,329)	—	(217,882)	(108,595)
Total Distributions	(145,947)	(11,189)	(238,576)	(170,155)
Capital Share Transactions (1):
Shares Issued	365,777	344,218	346,384	480,977
Shares Issued in Lieu of Cash Distributions	144,301	11,049	229,761	162,246
Shares Redeemed	(402,104)	(194,404)	(433,731)	(402,964)
Net Increase (Decrease) from Capital Share Transactions	107,974	160,863	142,414	240,259
Total Increase (Decrease) in Net Assets	(78,502)	126,207	(271,249)	488,587
Net Assets
Beginning of Period	1,779,245	1,653,038	2,859,270	2,370,683
End of Period	$1,700,743	$1,779,245	$2,588,021	$2,859,270
(1) Shares Issued and Redeemed:
Shares Issued	16,669	12,633	19,057	22,796
Shares Issued in Lieu of Cash Distributions	6,227	412	12,141	8,062
Shares Redeemed	(17,535)	(7,188)	(23,166)	(19,134)
	5,361	5,857	8,032	11,724
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,201	$2,350	$55,837	$18,976

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.12	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)	(0.16)	2.39	1.96	2.13	2.02	(0.64)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(0.41)	0.11	2.63	2.14	2.24	2.06	(0.52)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.15)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.13)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	(0.24)	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.39)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.13)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$16.71	$17.51	$17.67	$15.26	$13.27	$11.12	$14.92	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(2.35	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(3.32	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$2,633,489	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,918,250	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.70	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	1.67	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.09	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.27)	(1.87)	3.90	2.68	4.09	5.86	(0.76)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(0.18)	(1.62)	4.12	2.77	4.18	5.90	(0.67)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.08)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.08)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(1.41)	(2.44)	(2.14)	(0.39)	—	—	(2.17)	—	—	—	—	—
Total Distributions	(1.49)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(2.25)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$21.42	$23.09	$27.39	$25.60	$23.32	$19.22	$22.94	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(0.66	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(2.68	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$2,865,311	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,700,743	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	0.81	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	28	%(C)	28%	35%	21%	21%	13%	21	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.42	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.78)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	(1.36)	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.16)	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(1.71)	(0.92)	(0.21)	—	—	—
Total Distributions	(1.87)	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$18.68	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(6.33	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$2,588,021	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	4.54	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	11	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At May 31, 2008, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due

22

to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$2,633,865	—	—	$2,633,865
Tax-Managed U.S. Equity Portfolio	1,918,505	—	—	1,918,505
Tax-Managed U.S. Targeted Value Portfolio	2,865,584	$374,726	—	3,240,310
Tax-Managed U.S. Small Cap Portfolio	1,704,097	336,308	—	2,040,405
Tax-Managed DFA International Value Portfolio	297,019	2,300,846	—	2,597,865

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized

23

reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds,

24

including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the six months ended May 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio*	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

* Effective March 30, 2007, Tax-Managed U.S. Targeted Value Portfolio's effective annual rate of average daily net assets changed from 0.50% to 0.42%.

For the six months ended May 31, 2008, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, Tax-Managed U.S. Equity Portfolio had approximately $476 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding May 31, 2011.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid to the CCO by the Fund were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$53
Tax-Managed U.S. Equity Portfolio	37
Tax-Managed U.S. Targeted Value Portfolio	55
Tax-Managed U.S. Small Cap Portfolio	33
Tax-Managed DFA International Value Portfolio	53

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E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$740,425	$768,203
Tax-Managed U.S. Small Cap Portfolio	340,179	354,130
Tax-Managed DFA International Value Portfolio	275,114	321,900

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Targeted Value Portfolio	$16,905	$(2,777)	$(14,128)
Tax-Managed U.S. Small Cap Portfolio	5,839	(444)	(5,395)
Tax-Managed DFA International Value Portfolio	5,064	2,964	(8,028)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio 2006	$28,092	—	$28,092
2007	39,785	—	39,785
Tax-Managed U.S. Equity Portfolio 2006	16,748	—	16,748
2007	25,931	—	25,931
Tax-Managed U.S. Targeted Value Portfolio 2006	22,689	$235,961	258,650
2007	33,610	298,723	332,333

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Small Cap Portfolio
2006	$4,846	—	$4,846
2007	11,633	$5,395	17,028
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Targeted Value Portfolio	$2,777	$14,128	$16,905
Tax-Managed U.S. Small Cap Portfolio	444	5,395	5,839
Tax-Managed DFA International Value Portfolio	1,392	3,671	5,063

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$11,997	$36,004	—	$48,001
Tax-Managed U.S. Equity Portfolio	7,613	—	$(65,188)	(57,575)
Tax-Managed U.S. Targeted Value Portfolio	3,692	152,305	—	155,997
Tax-Managed U.S. Small Cap Portfolio	2,386	140,269	—	142,655
Tax-Managed DFA International Value Portfolio	19,031	217,869	—	236,900

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	2014	Total
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	—	—	$13,463	$27,199	$65,188

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$103,061
Tax-Managed U.S. Equity Portfolio	10,867
Tax-Managed U.S. Small Cap Portfolio	36,744

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Tax-Managed DFA International Value Portfolio had cumulative unrealized

27

appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $0 and $10,880, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,196,633	$694,752	$(257,520)	$437,232
Tax-Managed U.S. Equity Portfolio	1,566,252	465,083	(112,830)	352,253
Tax-Managed U.S. Targeted Value Portfolio	2,868,415	687,517	(315,622)	371,895
Tax-Managed U.S. Small Cap Portfolio	1,758,447	471,655	(189,697)	281,958
Tax-Managed DFA International Value Portfolio	1,944,217	761,833	(108,185)	653,648

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day,

28

based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio could lose more than the initial margin requirements.

At May 31, 2008, the Portfolios did not hold any open futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	5.32%	$70,375	9	$94	$227,617
Tax-Managed U.S. Small Cap Portfolio	4.59%	1,985	6	2	3,699

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	4.39%	$3,356	7	$3	$8,443

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

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I.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	86%
Tax-Managed U.S. Equity Portfolio	2	75%
Tax-Managed U.S. Targeted Value Portfolio	1	71%
Tax-Managed U.S. Small Cap Portfolio	1	74%
Tax-Managed DFA International Value Portfolio	2	81%

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.50	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$967.10	0.07%	$0.34
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

31

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	12.9%	5.2%	19.0%	32.4%	2.1%	11.7%	7.4%	3.3%	6.0%	—	100.0%
The Tax-Managed U.S. Equity Series	10.0%	10.0%	13.2%	13.9%	11.7%	12.6%	16.9%	4.9%	3.2%	3.6%	100.0%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	880,766	$19,006,930	0.5%
Comcast Corp. Class A	3,086,461	69,445,372	1.9%
Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459	0.7%
* Liberty Media Corp. - Entertainment Class A	625,764	16,895,628	0.5%
Time Warner, Inc.	5,109,656	81,141,337	2.2%
Other Securities		268,512,201	7.2%
Total Consumer Discretionary		479,283,927	13.0%
Consumer Staples — (4.7%)
Archer-Daniels-Midland Co.	638,865	25,362,940	0.7%
CVS Caremark Corp.	801,214	34,283,947	0.9%
Kraft Foods, Inc.	701,313	22,778,646	0.6%
Other Securities		110,596,800	3.0%
Total Consumer Staples		193,022,333	5.2%
Energy — (16.8%)
Anadarko Petroleum Corp.	778,868	58,391,734	1.6%
Apache Corp.	487,346	65,333,605	1.8%
Chesapeake Energy Corp.	620,500	33,984,785	0.9%
ConocoPhillips	2,003,846	186,558,063	5.0%
# Devon Energy Corp.	617,500	71,592,950	1.9%
Hess Corp.	302,400	37,137,744	1.0%
Marathon Oil Corp.	442,123	22,720,701	0.6%
Noble Energy, Inc.	242,940	23,674,503	0.6%
Valero Energy Corp.	738,360	37,538,222	1.0%
Other Securities		159,570,580	4.4%
Total Energy		696,502,887	18.8%
Financials — (28.7%)
Allstate Corp.	642,300	32,718,762	0.9%
American International Group, Inc.	2,060,935	74,193,660	2.0%
Bank of America Corp.	2,312,268	78,640,235	2.1%
# Blackrock, Inc.	111,100	24,996,389	0.7%
# Capital One Financial Corp.	530,369	25,521,356	0.7%
Chubb Corp.	555,965	29,888,678	0.8%
Fifth Third Bancorp	1,011,926	18,923,016	0.5%
Hartford Financial Services Group, Inc.	468,816	33,318,753	0.9%
JPMorgan Chase & Co.	3,240,748	139,352,164	3.8%
# Lehman Brothers Holdings, Inc.	632,700	23,289,687	0.6%
Lincoln National Corp.	320,583	17,683,358	0.5%
# Loews Corp.	763,597	37,851,503	1.0%
MetLife, Inc.	1,070,900	64,286,127	1.8%
Prudential Financial, Inc.	478,438	35,739,319	1.0%
SunTrust Banks, Inc.	498,164	26,009,142	0.7%
The Travelers Companies, Inc.	917,301	45,690,763	1.2%
# Wachovia Corp.	1,339,554	31,881,385	0.9%
Other Securities		450,751,681	12.1%
Total Financials		1,190,735,978	32.2%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.8%)
* WellPoint, Inc.	299,492	$16,717,643	0.5%
Other Securities		59,962,852	1.6%
Total Health Care		76,680,495	2.1%
Industrials — (10.3%)
Burlington Northern Santa Fe Corp.	493,950	55,841,048	1.5%
CSX Corp.	703,520	48,585,091	1.3%
Norfolk Southern Corp.	661,000	44,538,180	1.2%
Northrop Grumman Corp.	234,510	17,696,125	0.5%
Raytheon Co.	353,900	22,600,054	0.6%
Union Pacific Corp.	902,570	74,290,537	2.0%
Other Securities		163,830,955	4.4%
Total Industrials		427,381,990	11.5%
Information Technology — (6.6%)
Electronic Data Systems Corp.	863,039	21,135,825	0.6%
Hewlett-Packard Co.	1,368,545	64,403,728	1.8%
*# Symantec Corp.	1,197,421	26,019,958	0.7%
Xerox Corp.	1,251,132	16,990,373	0.5%
Other Securities		143,397,548	3.8%
Total Information Technology		271,947,432	7.4%
Materials — (3.0%)
International Paper Co.	635,462	17,297,276	0.5%
Weyerhaeuser Co.	315,467	19,663,058	0.5%
Other Securities		86,604,730	2.3%
Total Materials		123,565,064	3.3%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (5.4%)
AT&T, Inc.	2,740,890	109,361,511	3.0%
Sprint Nextel Corp.	1,795,724	16,807,977	0.5%
Verizon Communications, Inc.	2,151,104	82,752,971	2.2%
Other Securities		13,446,738	0.3%
Total Telecommunication Services		222,369,197	6.0%
Utilities — (0.0%)
Total Utilities		1,168,036	0.0%
TOTAL COMMON STOCKS		3,682,657,585	99.5%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		638,694	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244	0.8%

34

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	$380,033,172	10.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765	1.3%
TOTAL SECURITIES LENDING COLLATERAL		428,503,937	11.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,513,713,169)		$4,140,366,460	111.9%

See accompanying Notes to Financial Statements.
35

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.3%)
Consumer Discretionary — (9.5%)
Disney (Walt) Co.	250,347	$8,411,659	0.5%
McDonald's Corp.	147,659	8,759,132	0.5%
Time Warner, Inc.	438,320	6,960,522	0.4%
Other Securities		173,182,493	8.9%
Total Consumer Discretionary		197,313,806	10.3%
Consumer Staples — (9.2%)
Coca-Cola Co.	288,778	16,535,428	0.9%
CVS Caremark Corp.	182,371	7,803,655	0.4%
PepsiCo, Inc.	202,294	13,816,680	0.7%
* Philip Morris International, Inc.	252,605	13,302,179	0.7%
Procter & Gamble Co.	397,470	26,252,893	1.4%
Wal-Mart Stores, Inc.	489,622	28,270,774	1.5%
Other Securities		84,186,778	4.3%
Total Consumer Staples		190,168,387	9.9%
Energy — (12.1%)
Chevron Corp.	267,369	26,509,636	1.4%
ConocoPhillips	199,088	18,535,093	1.0%
Devon Energy Corp.	57,375	6,652,057	0.4%
Exxon Mobil Corp.	677,880	60,168,629	3.2%
Occidental Petroleum Corp.	105,659	9,713,232	0.5%
Schlumberger, Ltd.	121,300	12,267,069	0.7%
Other Securities		117,721,542	5.9%
Total Energy		251,567,258	13.1%
Financials — (13.0%)
American International Group, Inc.	303,567	10,928,412	0.6%
Bank of America Corp.	549,203	18,678,394	1.0%
Citigroup, Inc.	572,709	12,536,600	0.7%
JPMorgan Chase & Co.	436,472	18,768,296	1.0%
Morgan Stanley	165,450	7,317,853	0.4%
The Goldman Sachs Group, Inc.	49,200	8,679,372	0.5%
U.S. Bancorp	225,080	7,470,405	0.4%
Wells Fargo & Co.	419,433	11,563,768	0.6%
Other Securities		173,625,637	8.9%
Total Financials		269,568,737	14.1%
Health Care — (10.8%)
Abbott Laboratories	200,935	11,322,687	0.6%
Eli Lilly & Co.	140,285	6,753,320	0.4%
* Genentech, Inc.	134,500	9,532,015	0.5%
* Gilead Sciences, Inc.	118,568	6,559,182	0.4%
Johnson & Johnson	349,393	23,318,489	1.2%
Medtronic, Inc.	143,430	7,267,598	0.4%
Merck & Co., Inc.	268,424	10,457,799	0.6%
Pfizer, Inc.	854,443	16,542,016	0.9%
Wyeth	169,304	7,528,949	0.4%
Other Securities		124,789,457	6.3%
Total Health Care		224,071,512	11.7%
Industrials — (11.6%)
3M Co.	90,211	6,996,765	0.4%
Boeing Co.	93,530	7,741,478	0.4%

36

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Caterpillar, Inc.	78,910	$6,521,122	0.4%
General Electric Co.	1,290,389	39,640,750	2.1%
United Technologies Corp.	122,918	8,732,095	0.5%
Other Securities		170,647,905	8.7%
Total Industrials		240,280,115	12.5%
Information Technology — (15.2%)
* Apple, Inc.	109,444	20,657,555	1.1%
* Cisco Sytems, Inc.	727,780	19,446,282	1.0%
* Google, Inc.	28,940	16,953,052	0.9%
Hewlett-Packard Co.	335,500	15,788,630	0.8%
Intel Corp.	718,888	16,663,824	0.9%
International Business Machines Corp.	174,077	22,530,786	1.2%
Microsoft Corp.	1,108,811	31,401,528	1.7%
* Oracle Corp.	655,233	14,965,522	0.8%
QUALCOMM, Inc.	199,643	9,690,671	0.5%
Other Securities		146,723,014	7.5%
Total Information Technology		314,820,864	16.4%
Materials — (4.6%)
Monsanto Co.	69,141	8,808,563	0.5%
* The Mosaic Co.	56,000	7,017,920	0.4%
Other Securities		79,480,813	4.1%
Total Materials		95,307,296	5.0%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	770,548	30,744,865	1.6%
Verizon Communications, Inc.	366,719	14,107,680	0.8%
Other Securities		16,497,205	0.8%
Total Telecommunication Services		61,349,750	3.2%
Utilities — (3.3%)
Total Utilities		68,011,807	3.5%
TOTAL COMMON STOCKS		1,912,459,538	99.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		46,102	0.0%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,254,537	7,254,537	0.4%

37

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $235,735,798 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/14 to 05/01/38, valued at $140,194,157) to be repurchased at $136,137,486	$136,111	$136,110,831	7.1%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $22,455,000 FNMA 5.000%, 04/01/38 & 5.500%, 01/01/35, valued at $17,713,163) to be repurchased at $17,196,946	17,194	17,193,708	0.9%
TOTAL SECURITIES LENDING COLLATERAL		153,304,539	8.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,720,411,149)		$2,073,064,716	108.1%

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $408,706 and $147,846 of securities on loan, respectively)	$3,683,296	$1,912,505
Temporary Cash Investments at Value	28,566	7,255
Collateral Received from Securities on Loan at Value	428,504	153,305
Receivables:
Investment Securities Sold	32,502	287
Dividends and Interest	5,403	3,254
Securities Lending Income	318	129
Fund Shares Sold	630	—
Prepaid Expenses and Other Assets	11	6
Total Assets	4,179,230	2,076,741
LIABILITIES:
Payables:
Upon Return of Securities Loaned	428,504	153,305
Investment Securities Purchased	48,185	4,458
Fund Shares Redeemed	178	316
Due to Advisor	614	79
Accrued Expenses and Other Liabilities	158	76
Total Liabilities	477,639	158,234
NET ASSETS	$3,701,591	$1,918,507
Investments at Cost	$3,056,643	$1,559,851
Temporary Cash Investments at Cost	$28,566	$7,255
Collateral Received from Securities on Loan at Cost	$428,504	$153,305

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$35,054	$15,932
Interest	501	142
Income from Securities Lending	1,217	654
Total Investment Income	36,772	16,728
Expenses
Investment Advisory Services Fees	3,538	441
Accounting & Transfer Agent Fees	182	96
Custodian Fees	37	30
Shareholders' Reports	10	4
Directors'/Trustees' Fees & Expenses	12	7
Legal Fees	7	3
Audit Fees	23	10
Other	16	10
Total Expenses	3,825	601
Net Investment Income (Loss)	32,947	16,127
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907	(10,451)
Futures	(2,752)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(220,106)	(62,958)
Net Realized and Unrealized Gain (Loss)	(116,951)	(73,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,004)	$(57,282)

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,947	$63,884	$16,127	$30,009
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907	197,904	(10,451)	10,874
Futures	(2,752)	—	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(220,106)	(257,139)	(62,958)	73,456
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,004)	4,649	(57,282)	114,339
Transactions in Interest:
Contributions	262,788	478,784	207,805	253,998
Withdrawals	(335,773)	(146,412)	(56,049)	(32,090)
Net Increase (Decrease) from Transactions in Interest	(72,985)	332,372	151,756	221,908
Total Increase (Decrease) in Net Assets	(156,989)	337,021	94,474	336,247
Net Assets
Beginning of Period	3,858,580	3,521,559	1,824,033	1,487,786
End of Period	$3,701,591	$3,858,580	$1,918,507	$1,824,033

See accompanying Notes to Financial Statements.
41

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)							(Unaudited)
Total Return	(2.25	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%	(3.29	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$3,701,591		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,918,507		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%	1.83	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	24	%(C)	21%	21%	12%	5%	6%	3	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
42

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

43

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Tax-Managed U.S. Marketwide Value Series	$3,711,803	$428,563	—	$4,140,366
The Tax-Managed U.S. Equity Series	1,919,754	153,311	—	2,073,065

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid to the CCO by the Trust were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

44

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$74
The Tax-Managed U.S. Equity Series	37

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$868,687	$854,413
The Tax-Managed U.S. Equity Series	223,724	47,958

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,514,762	$967,145	$(341,541)	$625,604
The Tax-Managed U.S. Equity Series	1,720,813	465,072	(112,820)	352,252

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

45

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts:  During the six months ended May 31, 2008, The Tax-Managed U.S. Marketwide Value Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, The Tax-Managed U.S. Marketwide Value Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by The Tax-Managed U.S. Marketwide Value Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, The Tax-Managed U.S. Marketwide Value Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that The Tax-Managed U.S. Marketwide Value Series could lose more than the initial margin requirements.

At May 31, 2008, The Tax-Managed U.S. Marketwide Value Series did not hold any open futures contracts.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	4.56%	$6,449	5	$4	$16,156
The Tax-Managed U.S. Equity Series	4.44%	1,171	23	3	3,400

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

46

I.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

47

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

48

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Equity Series and Tax-Managed U.S. Targeted Value Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in

49

comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA053108-002S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.70	0.33%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.35	0.33%	$1.67
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,016.30	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,010.60	0.29%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.55	0.29%	$1.47

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Total
LWAS/DFA Two-Year Fixed Income Portfolio	37.1%	13.3%	47.0%	2.6%	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100.0%	—	—	100.0%

3

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (13.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	$900	$893,446
Federal Home Loan Bank 2.375%, 04/30/10	1,400	1,379,925
4.875%, 05/14/10	2,500	2,580,377
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,800	4,775,002
Federal National Mortgage Association 2.375%, 05/20/10	2,500	2,464,028
TOTAL AGENCY OBLIGATIONS		12,092,778
BONDS — (25.0%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	2,100	2,083,805
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	2,400	2,398,788
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	2,200	2,174,414
General Electric Capital Corp. 7.375%, 01/19/10	2,100	2,213,938
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	1,200	1,202,880
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,400	2,393,700
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	1,450	1,446,311
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	2,000	1,978,646
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,400	2,502,410
Wells Fargo & Co. Floating Rate Note (r) 5.091%, 09/15/09	2,200	2,193,983
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	2,200	2,195,767
TOTAL BONDS		22,784,642
CERTIFICATES OF DEPOSIT INTEREST BEARING — (5.3%)
Barclays Bank 2.680%, 07/01/08	2,400	2,400,000
Royal Bank of Canada 2.540%, 08/12/08	2,400	2,400,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		4,800,000
COMMERCIAL PAPER — (56.3%)
Abbey National North America 2.520%, 08/18/08	2,400	2,386,187
Allianz Finance Corp. 2.380%, 06/03/08	2,000	1,999,493

	Face Amount	Value†
	(000)
Archer-Daniels-Midland Co. 2.300%, 06/24/08	$2,400	$2,396,065
AstraZeneca P.L.C. 2.670%, 11/12/08	2,400	2,368,715
Bank of America Corp. 2.560%, 08/04/08	1,600	1,592,479
Bank of Nova Scotia 2.520%, 08/13/08	2,300	2,287,685
BASF AG 2.350%, 06/02/08	2,400	2,399,544
BNP Paribas Finance, Inc. 2.810%, 06/18/08	2,400	2,397,061
Caisse Centrale Desjardins Du Quebec 2.560%, 08/25/08	2,500	2,484,183
CBA (DE) Finance, Inc. 2.670%, 07/11/08	400	398,869
2.540%, 08/21/08	2,000	1,988,002
Ciesco L.P. 2.680%, 06/02/08	700	699,843
2.500%, 06/09/08	1,700	1,698,730
Danske Corp. 2.570%, 08/14/08	2,400	2,386,958
Dexia Delaware LLC 2.725%, 07/11/08	2,400	2,393,213
Eksportfinans 2.320%, 07/09/08	2,400	2,393,581
Kittyhawk Funding Corp. 2.620%, 06/02/08	2,200	2,199,505
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	2,600	2,586,492
New Center Asset Trust 2.800%, 06/11/08	2,300	2,297,938
Rabobank USA Financial Corp. 2.850%, 07/21/08	2,400	2,391,410
Societe Generale North America 2.700%, 08/05/08	2,400	2,388,664
Svenska Handelsbanken 2.550%, 08/11/08	2,500	2,487,012
UBS Finance Delaware, Inc. 2.880%, 06/02/08	2,400	2,399,544
Westpac Banking Corp. 2.420%, 06/19/08	2,400	2,396,893
TOTAL COMMERCIAL PAPER		51,418,066
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,240,000 FNMA 3.50%, 03/25/33, valued at $214,847) to be repurchased at $211,034	211	211,000
TOTAL INVESTMENTS — (100.0%) (Cost $91,448,617)		$91,306,486

See accompanying Notes to Financial Statements.
4

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	$29,300	$29,086,637
4.750%, 05/07/10	5,000	5,149,020
Federal Home Loan Bank 2.750%, 03/12/10	50,000	49,676,050
4.375%, 03/17/10	4,400	4,496,923
2.375%, 04/30/10	18,300	18,037,596
4.875%, 05/14/10	10,000	10,321,510
Federal Home Loan Bank Discount Notes 2.070%, 06/20/08	8,700	8,691,083
2.055%, 07/23/08	800	797,598
TOTAL AGENCY OBLIGATIONS		126,256,417
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,275,000 FNMA 5.00%, 06/01/22, valued at $1,091,864) to be repurchased at $1,075,174	1,075	1,075,000
TOTAL INVESTMENTS — (100.0%) (Cost $127,835,778)		$127,331,417

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,227,937 Shares) at Value†	$113,760
Receivables:
Affiliated Investment Company Shares Sold	6
Fund Shares Sold	20
Prepaid Expenses and Other Assets	12
Total Assets	113,798
LIABILITIES:
Payables:
Fund Shares Redeemed	26
Due to Advisor	1
Accrued Expenses and Other Liabilities	29
Total Liabilities	56
NET ASSETS	$113,742
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,892,585
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.41
Investment at Cost	$70,887
NET ASSETS CONSIST OF:
Paid-In Capital	$82,107
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(54)
Accumulated Net Realized Gain (Loss)	(11,184)
Net Unrealized Appreciation (Depreciation)	42,873
NET ASSETS	$113,742
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$91,096	$126,256
Temporary Cash Investments at Value	211	1,075
Cash	—	1
Receivables:
Interest	212	549
Fund Shares Sold	—	385
Prepaid Expenses and Other Assets	12	14
Total Assets	91,531	128,280
LIABILITIES:
Payables:
Fund Shares Redeemed	22	25
Due to Advisor	11	16
Accrued Expenses and Other Liabilities	18	20
Total Liabilities	51	61
NET ASSETS	$91,480	$128,219
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,251,944	13,074,640
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.89	$9.81
Investments at Cost	$91,238	$126,761
Temporary Cash Investments at Cost	$211	$1,075
NET ASSETS CONSIST OF:
Paid-In Capital	$92,168	$128,873
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	591	664
Accumulated Net Realized Gain (Loss)	(1,137)	(813)
Net Unrealized Appreciation (Depreciation)	(142)	(505)
NET ASSETS	$91,480	$128,219
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$460	—	—
Interest	—	$1,700	$1,814
Total Investment Income	460	1,700	1,814
Expenses
Investment Advisory Services Fees	—	71	89
Administrative Services Fees	6	—	—
Accounting & Transfer Agent Fees	7	16	17
Shareholder Servicing Fees	83	38	47
Custodian Fees	—	2	1
Filing Fees	9	8	9
Shareholders' Reports	8	6	5
Legal Fees	1	1	1
Audit Fees	1	1	1
Other	2	1	2
Total Expenses	117	144	172
Net Investment Income (Loss)	343	1,556	1,642
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold/ Affiliated Investment Company Shares Sold	(449)	(8)	4
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(112)	(80)	(538)
Net Realized and Unrealized Gain (Loss)	(561)	(88)	(534)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(218)	$1,468	$1,108

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$343	$1,551	$1,556	$4,543	$1,642	$4,053
Capital Gain Distributions Received from Affiliated Investment Company	—	6,681	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(449)	136	(8)	(2)	4	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(112)	(8,837)	(80)	(24)	(538)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	(218)	(469)	1,468	4,517	1,108	4,149
Distributions From:
Net Investment Income	(792)	(1,533)	(2,120)	(4,369)	(2,103)	(3,767)
Net Short-Term Gains	(16)	(506)	—	—	—	—
Net Long-Term Gains	(6,420)	(3,294)	—	—	—	—
Total Distributions	(7,228)	(5,333)	(2,120)	(4,369)	(2,103)	(3,767)
Capital Share Transactions (1):
Shares Issued	4,113	11,690	4,504	18,206	30,162	50,978
Shares Issued in Lieu of Cash Distributions	6,076	4,529	1,746	3,631	1,649	3,311
Shares Redeemed	(8,834)	(15,567)	(10,560)	(11,625)	(12,935)	(17,281)
Net Increase (Decrease) from Capital Share Transactions	1,355	652	(4,310)	10,212	18,876	37,008
Total Increase (Decrease) in Net Assets	(6,091)	(5,150)	(4,962)	10,360	17,881	37,390
Net Assets
Beginning of Period	119,833	124,983	96,442	86,082	110,338	72,948
End of Period	$113,742	$119,833	$91,480	$96,442	$128,219	$110,338
(1) Shares Issued and Redeemed:
Shares Issued	295	714	456	1,837	3,071	5,179
Shares Issued in Lieu of Cash Distributions	430	285	178	369	168	339
Shares Redeemed	(640)	(955)	(1,070)	(1,175)	(1,316)	(1,758)
	85	44	(436)	1,031	1,923	3,760
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(54)	$395	$591	$1,155	$664	$1,125

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$15.35	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) (Realized and Unrealized)	(0.05)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(0.01)	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.10)	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	(0.83)	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(0.93)	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$14.41	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	0.07	%(C)	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$113,742	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.62	%(B)	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.95	$9.94	$9.82	$9.90	$10.17	$10.40
Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	0.08	(0.11)	(0.08)	(0.01)
Total from Investment Operations	0.16	0.49	0.43	0.16	0.08	0.22
Less Distributions
Net Investment Income	(0.22)	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)
Net Realized Gains	—	—	—	—	(0.21)	(0.23)
Total Distributions	(0.22)	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)
Net Asset Value, End of Period	$9.89	$9.95	$9.94	$9.82	$9.90	$10.17
Total Return	1.63	%(C)	5.03%	4.47%	1.65%	0.85%	2.15%
Net Assets, End of Period (thousands)	$91,480	$96,442	$86,082	$80,199	$80,584	$73,101
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.31%	0.36%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	3.30	%(B)	4.94%	3.57%	2.72%	1.65%	1.72%
Portfolio Turnover Rate	13	%(C)	22%	15%	48%	152%	171%

LWAS/DFA Two-Year Government Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.10	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.18)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	—	(0.26)	(0.35)
Total Distributions	(0.18)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.81	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	1.06	%(C)	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$128,219	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	0	%(C)	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 1% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

12

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$113,760	—	—	$113,760
LWAS/DFA Two-Year Fixed Income Portfolio	—	$91,306	—	91,306
LWAS/DFA Two-Year Government Portfolio	—	127,331	—	127,331

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2008, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the

13

Fund to the CCO were $14 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$14,372	—	$9,748	$2,393
LWAS/DFA Two-Year Government Portfolio	117,272	—	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$312	$(65)	$(247)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio 2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
LWAS/DFA Two-Year Fixed Income Portfolio 2006	2,600	—	2,600
2007	4,369	—	4,369
LWAS/DFA Two-Year Government Portfolio 2006	2,246	—	2,246
2007	3,767	—	3,767

14

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio	$65	$247	$312

At November 30, 2007 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$406	$6,420	—	$6,826
LWAS/DFA Two-Year Fixed Income Portfolio	1,156	—	$(1,129)	27
LWAS/DFA Two-Year Government Portfolio	1,127	—	(811)	316

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007 the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	$1,129
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	811

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$81,634	$42,873	$(10,747)	$32,126
LWAS/DFA Two-Year Fixed Income Portfolio	91,449	5	(147)	(142)
LWAS/DFA Two-Year Government Portfolio	127,842	1	(512)	(511)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to

15

repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31 2008.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

K.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	3	99%
LWAS/DFA Two-Year Government Portfolio	2	94%

16

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$937.80	0.47%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.65	0.47%	$2.38

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,574,547 Shares) at Value†	$161,262
Receivables:
Affiliated Investment Company Shares Sold	69
Fund Shares Sold	23
Prepaid Expenses and Other Assets	11
Total Assets	161,365
LIABILITIES:
Payables:
Fund Shares Redeemed	92
Due to Advisor	1
Accrued Expenses and Other Liabilities	45
Total Liabilities	138
NET ASSETS	$161,227
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,612,563
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.18
Investment at Cost	$67,093
NET ASSETS CONSIST OF:
Paid-In Capital	$59,961
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(97)
Accumulated Net Realized Gain (Loss)	7,194
Net Unrealized Appreciation (Depreciation)	94,169
NET ASSETS	$161,227
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$546
Expenses
Administrative Services Fees	8
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	155
Filing Fees	8
Shareholders' Reports	12
Legal Fees	1
Audit Fees	1
Other	2
Total Expenses	194
Net Investment Income (Loss)	352
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	12,068
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	400
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(24,487)
Net Realized and Unrealized Gain (Loss)	(12,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,667)

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$352	$5,215
Capital Gain Distributions Received from Affiliated Investment Company	12,068	4,751
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	400	7,417
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(24,487)	12,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,667)	29,429
Distributions From:
Net Investment Income	(971)	(4,570)
Net Short-Term Gains	(1,075)	(1,512)
Net Long-Term Gains	(10,361)	(3,475)
Total Distributions	(12,407)	(9,557)
Capital Share Transactions (1):
Shares Issued	4,760	12,669
Shares Issued in Lieu of Cash Distributions	10,569	8,135
Shares Redeemed	(15,267)	(35,421)
Net Increase (Decrease) from Capital Share Transactions	62	(14,617)
Total Increase (Decrease) in Net Assets	(24,012)	5,255
Net Assets
Beginning of Period	185,239	179,984
End of Period	$161,227	$185,239
(1) Shares Issued and Redeemed:
Shares Issued	225	540
Shares Issued in Lieu of Cash Distributions	493	359
Shares Redeemed	(722)	(1,504)
	(4)	(605)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(97)	$522

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.32	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) (Realized and Unrealized)	(1.54)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	(1.49)	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.13)	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(1.65)	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$21.18	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	(6.22	)%(C)	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$161,227	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (D)	0.47	%(B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.43	%(B)	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$161,262	—	—	$161,262

23

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid

24

deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$806	$(262)	$(544)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA International High Book to Market Portfolio	$294	$512	$806

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,175	$10,356	$11,531

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$71,983	$94,169	$(4,890)	$89,279

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period

25

ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

26

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

27

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The U.S. Large Cap Value Series	16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%	3.4%	6.5%	—	100.0%
The DFA International Value Series	12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%	12.0%	7.4%	3.2%	100.0%

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.
30

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

31

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

32

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

33

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.
34

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $968,283 and $1,038,244 of securities on loan, respectively)	$10,057,874	$8,685,267
Temporary Cash Investments at Value	34,255	8,886
Collateral Received from Securities on Loan at Value	1,009,738	1,102,840
Foreign Currencies at Value	—	83,149
Cash	1	15
Receivables:
Investment Securities Sold	417	19,005
Dividends, Interest, and Tax Reclaims	14,611	42,675
Securities Lending Income	511	5,872
Fund Shares Sold	4,664	6,484
Prepaid Expenses and Other Assets	30	32
Total Assets	11,122,101	9,954,225
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,009,738	1,102,840
Investment Securities Purchased	17,840	66,079
Fund Shares Redeemed	302	896
Due to Advisor	837	1,483
Accrued Expenses and Other Liabilities	435	467
Total Liabilities	1,029,152	1,171,765
NET ASSETS	$10,092,949	$8,782,460
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	463,872,100	412,509,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.76	$21.29
Investments at Cost	$8,746,032	$7,108,715
Temporary Cash Investments at Cost	$34,255	$8,886
Collateral Received from Securities on Loan at Cost	$1,009,738	$1,102,840
Foreign Currencies at Cost	$—	$82,235
NET ASSETS CONSIST OF:
Paid-In Capital	$8,517,981	$6,697,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	42,721	198,040
Accumulated Net Realized Gain (Loss)	220,405	309,805
Net Unrealized Foreign Exchange Gain (Loss)	—	(184)
Net Unrealized Appreciation (Depreciation)	1,311,842	1,577,466
NET ASSETS	$10,092,949	$8,782,460

See accompanying Notes to Financial Statements.
35

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $24,839, respectively)	$82,991	$213,593
Interest	944	654
Income from Securities Lending	1,544	12,910
Total Investment Income	85,479	227,157
Expenses
Investment Advisory Services Fees	4,802	8,762
Accounting & Transfer Agent Fees	478	440
Custodian Fees	51	553
Shareholders' Reports	50	42
Directors'/Trustees' Fees & Expenses	36	38
Legal Fees	19	18
Audit Fees	60	53
Other	33	58
Total Expenses	5,529	9,964
Net Investment Income (Loss)	79,950	217,193
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	198,179
Futures	(1,860)	(1,153)
Foreign Currency Transactions	—	(1,489)
In-Kind Redemptions	48,401 *	115,020 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(409,298)	(1,139,285)
Translation of Foreign Currency Denominated Amounts	—	(286)
Net Realized and Unrealized Gain (Loss)	(70,481)	(829,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,469	$(611,821)

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,950	$146,991	$217,193	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	(118,412)	198,179	654,522
Futures	(1,860)		(1,153)
Foreign Currency Transactions	—	—	(1,489)	2,498
In-Kind Redemptions	48,401 *	—	115,020 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(409,298)	(150,559)	(1,139,285)	403,307
Translation of Foreign Currency Denominated Amounts	—	—	(286)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,469	(121,980)	(611,821)	1,334,760
Distributions From:
Net Investment Income	(39,167)	(146,268)	(28,880)	(278,093)
Net Short-Term Gains	—	(14,058)	(22,542)	(14,957)
Net Long-Term Gains	—	(463,917)	(614,160)	(185,943)
Total Distributions	(39,167)	(624,243)	(665,582)	(478,993)
Capital Share Transactions (1):
Shares Issued	610,629	1,783,358	558,573	1,731,698
Shares Issued in Lieu of Cash Distributions	39,167	600,794	652,416	465,562
Shares Redeemed	(686,471)*	(344,913)	(789,847)*	(871,558)
Net Increase (Decrease) from Capital Share Transactions	(36,675)	2,039,239	421,142	1,325,702
Total Increase (Decrease) in Net Assets	(66,373)	1,293,016	(856,261)	2,181,469
Net Assets
Beginning of Period	10,159,322	8,866,306	9,638,721	7,457,252
End of Period	$10,092,949	$10,159,322	$8,782,460	$9,638,721
(1) Shares Issued and Redeemed:
Shares Issued	29,262	75,958	26,415	72,431
Shares Issued in Lieu of Cash Distributions	1,966	26,704	30,340	20,227
Shares Redeemed	(33,177)	(15,046)	(38,486)	(36,444)
	(1,949)	87,616	18,269	56,214
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$42,721	$1,938	$198,040	$9,727

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income from Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total from Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

The DFA International Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which two (the "Series") are presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$10,057,874	$1,043,993	—	$11,101,867
The DFA International Value Series	1,700,925	8,096,069	—	9,796,994

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and

40

distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$202
The DFA International Value Series	184

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$842,246	$755,345
The DFA International Value Series	809,952	889,949

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

41

in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Large Cap Value Series	$(270)	$270
The DFA International Value Series	20,352	(20,352)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series 2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243
The DFA International Value Series 2006	213,585	115,307	328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$2,141	—	$(118,411)	$(116,270)
The DFA International Value Series	37,777	$613,845	—	651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, The U.S. Large Cap Value Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on November 30,
2015
$118,411

Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, The DFA International Value Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

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At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$9,790,025	$2,350,917	$(1,039,075)	$1,311,842
The DFA International Value Series	8,220,521	2,182,009	(605,537)	1,576,472

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

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H.  Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	4.20%	$11,197	16	$21	$27,822

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on

44

the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $48,401 and $115,020 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the LWAS/DFA Two-Year Fixed Income Portfolio. The Board concluded that the Advisor's explanation provided a sound basis for understanding the performance of this Fund. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis

47

and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

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DFA053108-003S

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

Emerging Markets Social Core Equity Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

U.S. Social Core Equity 2 Portfolio	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$986.30	0.49%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.55	0.49%	$2.48
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$966.20	0.65%	$3.20
Hypothetical 5% Annual Return	$1,000.00	$1,021.75	0.65%	$3.29

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
U.S. Social Core Equity 2 Portfolio	12.4%	5.7%	15.9%	21.9%	3.1%	13.0%	15.0%	6.3%	3.3%	3.4%	—	100.0%
Emerging Markets Social Core Equity Portfolio	8.1%	6.3%	5.9%	22.3%	0.1%	12.4%	9.0%	25.2%	7.6%	3.0%	0.1%	100.0%

3

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (11.5%)
Carnival Corp.	3,000	$120,180	0.3%
Comcast Corp. Class A	10,000	225,000	0.6%
Disney (Walt) Co.	9,100	305,760	0.8%
Home Depot, Inc.	6,700	183,312	0.5%
Macy's, Inc.	5,500	130,185	0.3%
Time Warner, Inc.	12,700	201,676	0.5%
Other Securities		3,854,717	9.4%
Total Consumer Discretionary		5,020,830	12.4%
Consumer Staples — (5.2%)
CVS Caremark Corp.	5,000	213,950	0.5%
Kraft Foods, Inc.	6,700	217,616	0.5%
Procter & Gamble Co.	5,200	343,460	0.9%
Other Securities		1,482,390	3.7%
Total Consumer Staples		2,257,416	5.6%
Energy — (14.7%)
Anadarko Petroleum Corp.	2,300	172,431	0.4%
Apache Corp.	1,100	147,466	0.4%
Chesapeake Energy Corp.	2,600	142,402	0.4%
Chevron Corp.	7,200	713,880	1.8%
ConocoPhillips	6,700	623,770	1.5%
Devon Energy Corp.	2,100	243,474	0.6%
Exxon Mobil Corp.	5,400	479,304	1.2%
Hess Corp.	1,100	135,091	0.3%
Marathon Oil Corp.	3,500	179,865	0.5%
Noble Energy, Inc.	1,700	165,665	0.4%
Occidental Petroleum Corp.	2,800	257,404	0.6%
XTO Energy, Inc.	2,625	167,002	0.4%
Other Securities		2,953,785	7.2%
Total Energy		6,381,539	15.7%
Financials — (20.3%)
Allstate Corp.	2,800	142,632	0.4%
American International Group, Inc.	10,620	382,320	0.9%
Bank of America Corp.	15,000	510,150	1.3%
Citigroup, Inc.	16,800	367,752	0.9%
JPMorgan Chase & Co.	11,500	494,500	1.2%
MetLife, Inc.	3,300	198,099	0.5%
Morgan Stanley	5,300	234,419	0.6%
The Goldman Sachs Group, Inc.	700	123,487	0.3%
The Travelers Companies, Inc.	3,000	149,430	0.4%
# Wachovia Corp.	6,400	152,320	0.4%
Wells Fargo & Co.	15,500	427,335	1.1%
Other Securities		5,652,497	13.7%
Total Financials		8,834,941	21.7%
Health Care — (2.9%)
Total Health Care		1,244,434	3.1%

4

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.2%)
Burlington Northern Santa Fe Corp.	1,200	$135,660	0.3%
CSX Corp.	2,600	179,556	0.5%
General Electric Co.	17,200	528,384	1.3%
Norfolk Southern Corp.	1,800	121,284	0.3%
Southwest Airlines Co.	10,200	133,212	0.3%
Union Pacific Corp.	2,400	197,544	0.5%
Other Securities		4,004,223	9.8%
Total Industrials		5,299,863	13.0%
Information Technology — (13.9%)
* Apple, Inc.	600	113,250	0.3%
* Cisco Sytems, Inc.	7,800	208,416	0.5%
* Computer Sciences Corp.	2,400	117,960	0.3%
Hewlett-Packard Co.	2,600	122,356	0.3%
Intel Corp.	5,700	132,126	0.3%
International Business Machines Corp.	1,300	168,259	0.4%
Microsoft Corp.	8,700	246,384	0.6%
Other Securities		4,945,917	12.2%
Total Information Technology		6,054,668	14.9%
Materials — (6.0%)
Alcoa, Inc.	4,300	174,537	0.4%
Dow Chemical Co.	5,700	230,280	0.6%
Other Securities		2,206,111	5.4%
Total Materials		2,610,928	6.4%
Telecommunication Services — (3.1%)
AT&T, Inc.	10,900	434,910	1.1%
* Crown Castle International Corp.	2,800	118,972	0.3%
Verizon Communications, Inc.	10,900	419,323	1.0%
Other Securities		381,957	0.9%
Total Telecommunication Services		1,355,162	3.3%
Utilities — (3.1%)
Total Utilities		1,356,869	3.3%
TOTAL COMMON STOCKS		40,416,650	99.4%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	238,370	238,370	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $2,767,381 FHLMC 5.000%, 03/01/38 & FNMA 5.994%(r), 10/01/37, valued at $2,673,466) to be repurchased at $2,596,106	$2,596	2,595,598	6.4%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $410,000 FNMA 5.500% 03/01/35, valued at $270,476) to be repurchased at $261,270	261	261,221	0.6%
TOTAL SECURITIES LENDING COLLATERAL		2,856,819	7.0%
TOTAL INVESTMENTS — (100.0%) (Cost $46,451,611)		$43,511,839	107.0%

See accompanying Notes to Financial Statements.
5

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (13.2%)
COMMON STOCKS — (3.0%)
Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$3,864,762	0.9%
Companhia Vale do Rio Doce ADR	176,600	7,025,148	1.7%
Other Securities		2,918,027	0.6%
TOTAL COMMON STOCKS		13,807,937	3.2%
PREFERRED STOCKS — (10.2%)
# Aracruz Celulose SA Sponsored ADR	15,600	1,415,544	0.3%
Banco Bradesco SA Sponsored ADR	138,000	3,313,380	0.8%
Banco Itau Holding Financeira SA ADR	158,900	4,879,819	1.1%
Companhia Vale do Rio Doce Sponsored ADR	223,600	7,363,148	1.7%
# Gerdau SA Sponsored ADR	107,200	5,355,712	1.2%
Metalurgica Gerdau SA	37,600	2,600,676	0.6%
# Sadia SA ADR	65,333	1,665,347	0.4%
Suzano Papel e Celullose SA	83,600	1,541,961	0.4%
Unibanco-Uniao de Bancos Brasileiros SA ADR	35,140	5,512,412	1.3%
Usinas Siderurgicas de Minas Gerais SA Series A	120,375	6,475,753	1.5%
# Votorantim Celulose e Papel SA Sponsored ADR	42,800	1,440,648	0.3%
Other Securities		5,622,094	1.4%
TOTAL PREFERRED STOCKS		47,186,494	11.0%
TOTAL — BRAZIL		60,994,431	14.2%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Empresas Copec SA	233,127	3,532,448	0.8%
Other Securities		9,344,468	2.2%
TOTAL COMMON STOCKS		12,876,916	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,703	0.0%
TOTAL — CHILE		12,906,619	3.0%
CHINA — (6.4%)
COMMON STOCKS — (6.4%)
China Construction Bank Corp.	1,827,000	1,631,197	0.4%
China Mobile, Ltd. Sponsored ADR	58,501	4,316,789	1.0%
CNOOC, Ltd. ADR	11,400	2,021,106	0.5%
* Industrial and Commercial Bank of China (Asia), Ltd.	2,316,000	1,734,710	0.4%
Other Securities		19,906,769	4.6%
TOTAL COMMON STOCKS		29,610,571	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		386	0.0%
TOTAL — CHINA		29,610,957	6.9%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	31,512	2,603,370	0.6%
Other Securities		2,385,366	0.6%
TOTAL — CZECH REPUBLIC		4,988,736	1.2%

6

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
#* MOL Hungarian Oil & Gas NYRT	17,480	$2,631,492	0.6%
#* OTP Bank NYRT	58,033	2,616,889	0.6%
Other Securities		1,411,176	0.3%
TOTAL — HUNGARY		6,659,557	1.5%
INDIA — (7.7%)
COMMON STOCKS — (7.7%)
ICICI Bank Sponsored ADR	87,637	3,306,544	0.8%
Infosys Technologies, Ltd.	56,344	2,609,992	0.6%
Other Securities		29,582,892	6.9%
TOTAL COMMON STOCKS		35,499,428	8.3%
PREFERRED STOCKS — (0.0%)
Other Securities		12,340	0.0%
TOTAL — INDIA		35,511,768	8.3%
INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
PT Astra International Tbk	770,000	1,736,725	0.4%
PT Bumi Resources Tbk	3,312,000	2,863,024	0.7%
Other Securities		10,630,217	2.5%
TOTAL COMMON STOCKS		15,229,966	3.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,472	0.0%
TOTAL — INDONESIA		15,248,438	3.6%
ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
Israel Chemicals, Ltd.	75,686	1,746,867	0.4%
Other Securities		9,201,217	2.2%
TOTAL — ISRAEL		10,948,084	2.6%
MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
IOI Corp. Berhad	587,225	1,350,476	0.3%
Other Securities		18,648,818	4.4%
TOTAL COMMON STOCKS		19,999,294	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		59,218	0.0%
TOTAL — MALAYSIA		20,058,512	4.7%
MEXICO — (7.3%)
COMMON STOCKS — (7.3%)
America Movil S.A.B. de C.V. Series L ADR	94,300	5,636,311	1.3%
Cemex S.A.B. de C.V. Sponsored ADR	187,504	5,332,614	1.2%
#* Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	1,641,255	0.4%
# Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,486,979	0.6%
Grupo Mexico S.A.B. de C.V. Series B	288,643	2,162,088	0.5%
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	2,242,720	0.5%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	2,122,830	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	432,424	1,911,604	0.4%
Other Securities		10,075,886	2.4%
TOTAL — MEXICO		33,612,287	7.8%

7

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$3,700,573	0.9%
POLAND — (3.2%)
COMMON STOCKS — (3.2%)
Bank Pekao SA	27,551	2,394,840	0.6%
* Polski Koncern Naftowy Orlen SA	134,711	2,486,031	0.6%
Other Securities		9,930,273	2.3%
TOTAL COMMON STOCKS		14,811,144	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,657	0.0%
TOTAL — POLAND		14,815,801	3.5%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
ArcelorMittal South Africa, Ltd.	74,475	2,442,757	0.6%
Gold Fields, Ltd. Sponsored ADR	109,100	1,410,663	0.3%
* Harmony Gold Mining Co., Ltd.	125,451	1,493,710	0.4%
Impala Platinum Holdings, Ltd.	76,976	3,286,971	0.8%
Sanlam, Ltd.	879,354	2,227,117	0.5%
Sasol, Ltd. Sponsored ADR	98,800	6,214,520	1.5%
Standard Bank Group, Ltd.	206,315	2,252,807	0.5%
Other Securities		29,050,003	6.7%
TOTAL COMMON STOCKS		48,378,548	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		66,098	0.0%
TOTAL — SOUTH AFRICA		48,444,646	11.3%
SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
Kookmin Bank Sponsored ADR	27,300	1,704,885	0.4%
POSCO ADR	23,868	3,261,562	0.8%
Samsung Electronics Co., Ltd.	5,950	4,282,915	1.0%
Shinhan Financial Group Co., Ltd. ADR	14,100	1,418,037	0.3%
Other Securities		40,489,734	9.4%
TOTAL COMMON STOCKS		51,157,133	11.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,795	0.0%
TOTAL — SOUTH KOREA		51,172,928	11.9%
TAIWAN — (12.0%)
COMMON STOCKS — (12.0%)
Mega Financial Holding Co., Ltd.	1,973,000	1,545,707	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,234	2,807,929	0.7%
Other Securities		51,022,868	11.8%
TOTAL — TAIWAN		55,376,504	12.9%
THAILAND — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		11,010,055	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,910	0.0%
TOTAL — THAILAND		11,014,965	2.6%
TURKEY — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		11,589,617	2.7%

8

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount (000)	Value†	Percentage of Net Assets**
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $900,000 FHLMC 6.275%(r), 09/01/36, valued at $700,141) to be repurchased at $689,111	$689	$689,000	0.1%
SECURITIES LENDING COLLATERAL — (7.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $40,252,680 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 02/01/38, valued at $35,325,185) to be repurchased at $34,639,316	34,633	34,632,534	8.1%
TOTAL INVESTMENTS — (100.0%) (Cost $346,260,703)		$461,975,957	107.8%

See accompanying Notes to Financial Statements.
9

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
ASSETS:
Investments at Value (including $2,741 and $31,710 of securities on loan, respectively)	$40,417	$426,654
Temporary Cash Investments at Value	238	689
Collateral Received from Securities on Loan at Value	2,857	34,633
Foreign Currencies at Value	—	420
Cash	—	15
Receivables:
Investment Securities Sold	—	94
Dividends, Interest and Tax Reclaims	56	1,595
Securities Lending Income	3	52
Fund Shares Sold	92	16
Prepaid Expenses and Other Assets	14	33
Deferred Offering Costs	10	—
Total Assets	43,687	464,201
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,857	34,633
Investment Securities Purchased	149	385
Due to Advisor	8	197
Deferred Thailand Capital Gains Tax	—	299
Accrued Expenses and Other Liabilities	4	58
Total Liabilities	3,018	35,572
NET ASSETS	$40,669	$428,629
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	4,449,142	29,462,862
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.14	$14.55
Investments at Cost	$43,357	$310,939
Temporary Cash Investments at Cost	$238	$689
Collateral Received from Securities on Loan at Cost	$2,857	$34,633
Foreign Currencies at Cost	$—	$410
NET ASSETS CONSIST OF:
Paid-In Capital	$43,706	$285,813
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	138	3,475
Accumulated Net Realized Gain (Loss)	(235)	23,925
Deferred Thailand Capital Gains Tax	—	(299)
Net Unrealized Foreign Exchange Gain (Loss)	—	(10)
Net Unrealized Appreciation (Depreciation)	(2,940)	115,725
NET ASSETS	$40,669	$428,629
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $490, respectively)	$337	$5,432
Interest	5	20
Income from Securities Lending	16	316
Total Investment Income	358	5,768
Expenses
Investment Advisory Services Fees	45	1,151
Accounting & Transfer Agent Fees	12	36
Custodian Fees	3	136
Filing Fees	3	11
Shareholders' Reports	1	14
Directors'/Trustees' Fees & Expenses	—	1
Legal Fees	—	3
Audit Fees	1	6
Offering Costs	22	—
Other	1	3
Total Expenses	88	1,361
Net Investment Income (Loss)	270	4,407
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(104)	24,273
Foreign Currency Transactions	—	(217)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(446)	(43,118)
Translation of Foreign Currency Denominated Amounts	—	(14)
Deferred Thailand Capital Gains Tax	—	(8)
Net Realized and Unrealized Gain (Loss)	(550)	(19,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(280)	$(14,677)

See accompanying Notes to Financial Statements.
11

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended May 31, 2008	For the Period Oct. 1, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$270	$92	$4,407	$8,817
Net Realized Gain (Loss) on:
Investment Securities Sold	(104)	(131)	24,273	28,049
Foreign Currency Transactions	—	—	(217)	43
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(446)	(2,494)	(43,118)	119,023
Translation of Foreign Currency Denominated Amounts	—	—	(14)	4
Deferred Thailand Capital Gains Tax	—	—	(8)	(158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(280)	(2,533)	(14,677)	155,778
Distributions From:
Net Investment Income	(231)	—	(3,106)	(6,694)
Net Short-Term Gains	—	—	(6,648)	—
Net Long-Term Gains	—	—	(21,532)	—
Total Distributions	(231)	—	(31,286)	(6,694)
Capital Share Transactions (1):
Shares Issued	5,874	38,022	6,345	31,155
Shares Issued in Lieu of Cash Distributions	21	—	31,169	6,670
Shares Redeemed	(204)	—	(45,593)	(63,162)
Net Increase (Decrease) from Capital Share Transactions	5,691	38,022	(8,079)	(25,337)
Total Increase (Decrease) in Net Assets	5,180	35,489	(54,042)	123,747
Net Assets
Beginning of Period	35,489	—	482,671	358,924
End of Period	$40,669	$35,489	$428,629	$482,671
(1) Shares Issued and Redeemed:
Shares Issued	664	3,805	447	2,143
Shares Issued in Lieu of Cash Distributions	3	—	2,157	481
Shares Redeemed	(23)	—	(2,799)	(4,287)
	644	3,805	(195)	(1,663)
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	$138	$99	$3,475	$2,174

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Six Months Ended May 31, 2008	For the Period Oct. 1, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.33	$10.00	$16.27	$11.46
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.02	(A)	0.15	(A)	0.28	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)	(0.69)	(0.71)	4.74
Total from Investment Operations	(0.13)	(0.67)	(0.56)	5.02
Less Distributions
Net Investment Income	(0.06)	—	(0.11)	(0.21)
Net Realized Gains	—	—	(1.05)	—
Total Distributions	(0.06)	—	(1.16)	(0.21)
Net Asset Value, End of Period	$9.14	$9.33	$14.55	$16.27
Total Return	(1.37	)%(C)	(6.70	)%(C)	(3.38	)%(C)	44.12%
Net Assets, End of Period (thousands)	$40,669	$35,489	$428,629	$482,671
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.53	%(B)(D)	0.65	%(B)	0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.49	%(B)	0.53	%(B)(D)	0.65	%(B)	0.66%
Ratio of Net Investment Income to Average Net Assets	1.50	%(B)	1.55	%(B)(D)	2.10	%(B)	2.02%
Portfolio Turnover Rate	4	%(C)	0	%(C)	4	%(C)	12%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-three operational portfolios, two of which, the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-one portfolios are presented in separate reports.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Emerging Markets Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Emerging Markets Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Emerging Markets Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Emerging Markets Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Emerging Markets Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities

14

generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Emerging Markets Social Core Equity Portfolio. When the Emerging Markets Social Core Equity Portfolio uses fair value pricing, the values assigned to the Emerging Markets Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Social Core Equity 2 Portfolio	$40,655	$2,857	—	$43,512
Emerging Markets Social Core Equity Portfolio	164,347	297,629	—	461,976

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Emerging Markets Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Emerging Markets Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

15

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Emerging Markets Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Social Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Social Core Equity Portfolio is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% and 0.55% of average daily net assets for the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio, respectively.

Pursuant to a Fee Waiver Agreement for the U.S. Social Core Equity 2 Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when the Portfolio Expenses exceed 0.60% of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.60% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such recovery.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Social Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees

16

previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such recovery.

The Fee Waiver and Expense Assumption Agreements will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Fund or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$1
Emerging Markets Social Core Equity Portfolio	9

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	$7,171	$1,396
Emerging Markets Social Core Equity Portfolio	17,141	54,310

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Social Core Equity 2 Portfolio	$(7)	$7	—
Emerging Markets Social Core Equity Portfolio	(10)	53	$(43)

17

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Social Core Equity Portfolio
2006	—	—	—
2007	$6,694	—	$6,694

The U.S. Social Core Equity 2 Portfolio commenced operations on October 1, 2007 and had no distributable earnings for the year ending November 30, 2007.

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Loss)
U.S. Social Core Equity 2 Portfolio	$99	—	$(130)	$(31)
Emerging Markets Social Core Equity Portfolio	8,718	$21,514	—	30,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

Expires on November 30,
2015
U.S. Social Core Equity 2 Portfolio	$130

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$46,452	$2,938	$(5,878)	$(2,940)
Emerging Markets Social Core Equity Portfolio	346,261	136,047	(20,332)	115,715

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

18

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Social Core Equity 2 Portfolio	3.21%	$792	6	—	$1,015

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2008.

19

I.  Securities Lending:

As of May 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, two shareholders held 92% of the outstanding shares of the U.S. Social Core Equity 2 Portfolio and two shareholders held 91% of the outstanding shares of the Emerging Markets Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreement and sub-advisory agreements for the Emerging Markets Social Core Equity Portfolio (the "Fund"). (The investment advisory agreement and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered

22

the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreements for the Fund was in the best interests of the Fund and its shareholders.

23

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DFA053108-018S

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

CSTG&E U.S. Social Core Equity 2 Portfolio	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$985.50	0.36%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,023.20	0.36%	$1.82
CSTG&E International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$962.80	0.56%	$2.75
Hypothetical 5% Annual Return	$1,000.00	$1,022.20	0.56%	$2.83

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	12.9%	6.3%	15.3%	20.2%	16.0%	14.8%	7.0%	3.8%	3.7%	—	100.0%
CSTG&E International Social Core Equity Portfolio	13.0%	5.7%	10.2%	30.0%	16.1%	5.0%	13.0%	3.5%	3.4%	0.1%	100.0%

3

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.7%)
Consumer Discretionary — (11.6%)
Disney (Walt) Co.	28,200	$947,520	1.0%
*# Ford Motor Co.	49,600	337,280	0.4%
Home Depot, Inc.	10,200	279,072	0.3%
Lowe's Companies, Inc.	13,000	312,000	0.3%
Time Warner, Inc.	62,700	995,676	1.0%
Other Securities		9,945,763	9.8%
Total Consumer Discretionary		12,817,311	12.8%
Consumer Staples — (5.6%)
Kraft Foods, Inc.	14,100	457,968	0.5%
Procter & Gamble Co.	13,300	878,465	0.9%
Wal-Mart Stores, Inc.	17,400	1,004,676	1.0%
Other Securities		3,908,400	3.9%
Total Consumer Staples		6,249,509	6.3%
Energy — (13.7%)
Anadarko Petroleum Corp.	4,200	314,874	0.3%
Apache Corp.	2,900	388,774	0.4%
Chesapeake Energy Corp.	5,100	279,327	0.3%
Chevron Corp.	18,600	1,844,190	1.9%
ConocoPhillips	14,500	1,349,950	1.4%
Devon Energy Corp.	4,900	568,106	0.6%
Exxon Mobil Corp.	13,700	1,216,012	1.2%
Hess Corp.	2,800	343,868	0.4%
Marathon Oil Corp.	7,800	400,842	0.4%
Occidental Petroleum Corp.	7,300	671,089	0.7%
Valero Energy Corp.	6,000	305,040	0.3%
Other Securities		7,471,784	7.3%
Total Energy		15,153,856	15.2%
Financials — (18.2%)
American International Group, Inc.	23,000	828,000	0.8%
Bank of America Corp.	39,800	1,353,598	1.4%
Citigroup, Inc.	30,800	674,212	0.7%
JPMorgan Chase & Co.	36,000	1,548,000	1.6%
MetLife, Inc.	7,300	438,219	0.4%
Morgan Stanley	16,200	716,526	0.7%
Prudential Financial, Inc.	5,100	380,970	0.4%
The Goldman Sachs Group, Inc.	2,000	352,820	0.4%
The Travelers Companies, Inc.	5,900	293,879	0.3%
Wells Fargo & Co.	28,400	782,988	0.8%
Other Securities		12,782,472	12.7%
Total Financials		20,151,684	20.2%
Industrials — (14.4%)
Burlington Northern Santa Fe Corp.	3,200	361,760	0.4%
CSX Corp.	3,900	269,334	0.3%
FedEx Corp.	4,500	412,695	0.4%
General Electric Co.	43,800	1,345,536	1.4%
Southwest Airlines Co.	23,200	302,992	0.3%
Union Pacific Corp.	4,800	395,088	0.4%
Other Securities		12,855,254	12.8%
Total Industrials		15,942,659	16.0%

4

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (13.2%)
*Apple, Inc.	1,600	$302,000	0.3%
*Cisco Sytems, Inc.	11,000	293,920	0.3%
Electronic Data Systems Corp.	11,300	276,737	0.3%
Hewlett-Packard Co.	8,600	404,716	0.4%
Intel Corp.	13,300	308,294	0.3%
International Business Machines Corp.	2,400	310,632	0.3%
Microsoft Corp.	16,900	478,608	0.5%
*Oracle Corp.	12,100	276,364	0.3%
Other Securities		12,031,928	12.0%
Total Information Technology		14,683,199	14.7%
Materials — (6.3%)
Alcoa, Inc.	7,700	312,543	0.3%
Dow Chemical Co.	8,300	335,320	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	300,846	0.3%
United States Steel Corp.	1,600	276,336	0.3%
Other Securities		5,768,212	5.8%
Total Materials		6,993,257	7.0%
Telecommunication Services — (3.4%)
AT&T, Inc.	33,087	1,320,171	1.3%
Verizon Communications, Inc.	31,140	1,197,956	1.2%
Other Securities		1,227,215	1.2%
Total Telecommunication Services		3,745,342	3.7%
Utilities — (3.3%)
Public Service Enterprise Group, Inc.	7,400	327,524	0.3%
Other Securities		3,318,060	3.4%
Total Utilities		3,645,584	3.7%
TOTAL COMMON STOCKS		99,382,401	99.6%
TEMPORARY CASH INVESTMENTS — (3.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,013,179	4,013,179	4.0%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $8,213,247 FHLMC 4.500%, 08/01/37 & FNMA 5.306%(r), 12/01/35, valued at $6,798,995 ) to be repurchased at $6,602,259	$6,601	6,600,966	6.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $1,270,000 FNMA 5.500% 03/01/35, valued at $837,815 ) to be repurchased at 813,328	813	813,175	0.8%
TOTAL SECURITIES LENDING COLLATERAL		7,414,141	7.4%
TOTAL INVESTMENTS — (100.0%) (Cost $114,110,916)		$110,809,721	111.0%

See accompanying Notes to Financial Statements.
5

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
Commonwealth Bank of Australia	9,610	$389,229	0.4%
National Australia Bank, Ltd.	14,552	436,161	0.5%
Other Securities		4,642,899	4.9%
TOTAL — AUSTRALIA		5,468,289	5.8%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		631,438	0.7%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		922,869	1.0%
CANADA — (7.5%)
COMMON STOCKS — (7.5%)
# Bank of Nova Scotia	5,600	280,395	0.3%
# EnCana Corp.	3,900	351,338	0.4%
Manulife Financial Corp.	10,200	393,895	0.4%
# Toronto Dominion Bank	5,100	369,001	0.4%
Other Securities		6,476,233	6.9%
TOTAL — CANADA		7,870,862	8.4%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		751,062	0.8%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		1,641,719	1.8%
FRANCE — (6.6%)
COMMON STOCKS — (6.5%)
# BNP Paribas SA	6,926	714,318	0.8%
Compagnie de Saint-Gobain	3,701	298,708	0.3%
# France Telecom SA Sponsored ADR	10,900	333,976	0.4%
*# Societe Generale Paris	2,993	310,983	0.3%
Total SA Sponsored ADR	4,900	427,574	0.5%
Vivendi SA	7,662	322,278	0.4%
Other Securities		4,473,821	4.6%
TOTAL COMMON STOCKS		6,881,658	7.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		76,571	0.1%
TOTAL — FRANCE		6,958,229	7.4%

6

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (6.7%)
COMMON STOCKS — (6.7%)
Allianz SE	3,352	$634,122	0.7%
BASF AG	1,951	291,922	0.3%
Daimler AG Sponsored ADR	4,400	334,532	0.4%
# Deutsche Bank AG ADR	3,300	351,351	0.4%
Deutsche Telekom AG	21,052	353,306	0.4%
# E.ON AG Sponsored ADR	8,830	623,967	0.7%
Munchener Rueckversicherungs-Gesellschaft AG	1,571	294,328	0.3%
Volkswagen AG	1,027	282,599	0.3%
Other Securities		3,928,807	4.1%
TOTAL — GERMANY		7,094,934	7.6%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
National Bank of Greece S.A. ADR	25,584	288,843	0.3%
Other Securities		704,709	0.8%
TOTAL — GREECE		993,552	1.1%
HONG KONG — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		1,965,099	2.1%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Allied Irish Banks P.L.C. Sponsored ADR	7,100	286,272	0.3%
Other Securities		492,565	0.5%
TOTAL — IRELAND		778,837	0.8%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Intesa Sanpaolo SpA	69,040	453,017	0.5%
Other Securities		2,439,863	2.6%
TOTAL COMMON STOCKS		2,892,880	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		285	0.0%
TOTAL — ITALY		2,893,165	3.1%
JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
Matsushita Electric Industrial Co., Ltd.	13,000	295,230	0.3%
Mitsubishi UFJ Financial Group, Inc.	44,800	455,597	0.5%
Other Securities		19,319,328	20.6%
TOTAL — JAPAN		20,070,155	21.4%
NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
Aegon NV	23,569	359,575	0.4%
ArcelorMittal	6,554	650,499	0.7%
Koninklijke Ahold NV	19,011	284,289	0.3%
Koninklijke Philips Electronics NV	10,051	386,109	0.4%
Unilever NV	9,603	314,028	0.3%
Other Securities		1,147,780	1.3%
TOTAL — NETHERLANDS		3,142,280	3.4%

7

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$169,637	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		793,064	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		329,165	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		686	0.0%
TOTAL — PORTUGAL		329,851	0.4%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		1,185,119	1.3%
SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	403,811	0.4%
# Banco Santander SA Sponsored ADR	40,500	846,450	0.9%
# Repsol YPF SA Sponsored ADR	7,300	302,512	0.3%
Other Securities		1,992,913	2.2%
TOTAL — SPAIN		3,545,686	3.8%
SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
Nordea Bank AB	17,701	287,960	0.3%
Other Securities		2,433,343	2.6%
TOTAL — SWEDEN		2,721,303	2.9%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
Compagnie Financiere Richemont AG Series A	6,895	429,755	0.5%
Holcim, Ltd.	3,569	333,674	0.4%
Nestle SA	1,325	651,708	0.7%
Swiss Life Holding AG	1,010	284,261	0.3%
Swiss Re	5,759	447,614	0.5%
Syngenta AG ADR	5,800	355,482	0.4%
Zurich Financial SVCS AG	2,043	599,585	0.6%
Other Securities		2,344,147	2.4%
TOTAL COMMON STOCKS		5,446,226	5.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,050	0.0%
TOTAL — SWITZERLAND		5,456,276	5.8%

8

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.4%)
COMMON STOCKS — (16.4%)
Aviva P.L.C.	34,218	$427,624	0.5%
BAE Systems P.L.C.	38,606	346,967	0.4%
# Barclays P.L.C. Sponsored ADR	13,100	392,083	0.4%
BP P.L.C. Sponsored ADR	18,900	1,370,439	1.5%
HSBC Holdings P.L.C. Sponsored ADR	15,600	1,313,676	1.4%
Royal Dutch Shell P.L.C. ADR	19,700	1,649,481	1.8%
Standard Chartered P.L.C.	8,790	326,890	0.4%
Vodafone Group P.L.C. Sponsored ADR	34,900	1,119,941	1.2%
Xstrata P.L.C.	4,543	359,483	0.4%
Other Securities		9,982,738	10.5%
TOTAL COMMON STOCKS		17,289,322	18.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,442	0.0%
TOTAL — UNITED KINGDOM		17,295,764	18.5%
		Value†
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		37,468	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $80,000 FHLMC 6.003%(r), 01/01/37, valued at $68,908) to be repurchased at $67,011	$67	67,000	0.1%
SECURITIES LENDING COLLATERAL — (11.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $13,237,399 FHLMC 5.000%, 04/01/38 & 5.500%, 03/01/36 & FNMA 6.078%(r), 06/01/47, valued at $12,655,325) to be repurchased at $12,409,611	12,407	12,407,181	13.2%
TOTAL INVESTMENTS — (100.0%) (Cost $110,494,996)		$105,190,839	112.4%

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $7,128 and $11,746 of securities on loan, respectively)	$99,383	$92,717
Temporary Cash Investments at Value	4,013	67
Collateral Received from Securities on Loan at Value	7,414	12,407
Foreign Currencies at Value	—	414
Cash	—	15
Receivables:
Investment Securities Sold	305	2
Dividends, Interest and Tax Reclaims	138	511
Securities Lending Income	8	43
Prepaid Expenses and Other Assets	1	1
Deferred Offering Costs	2	2
Total Assets	111,264	106,179
LIABILITIES:
Payables:
Upon Return of Securities Loaned	7,414	12,407
Investment Securities Purchased	3,980	149
Due to Advisor	21	33
Accrued Expenses and Other Liabilities	11	19
Total Liabilities	11,426	12,608
NET ASSETS	$99,838	$93,571
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,177,070	9,379,816
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.81	$9.98
Investments at Cost	$102,684	$98,021
Temporary Cash Investments at Cost	$4,013	$67
Collateral Received from Securities on Loan at Cost	$7,414	$12,407
Foreign Currencies at Cost	$—	$415
NET ASSETS CONSIST OF:
Paid-In Capital	$103,158	$97,075
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	366	1,629
Accumulated Net Realized Gain (Loss)	(385)	181
Net Unrealized Foreign Exchange Gain (Loss)	—	(9)
Net Unrealized Appreciaition (Depreciation)	(3,301)	(5,305)
NET ASSETS	$99,838	$93,571
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $208, respectively)	$866	$1,888
Interest	5	4
Income from Securities Lending	42	125
Total Investment Income	913	2,017
Expenses
Investment Advisory Services Fees	124	189
Accounting & Transfer Agent Fees	15	17
Custodian Fees	4	18
Filing Fees	1	1
Shareholders' Reports	1	1
Directors'/Trustees' Fees & Expenses	1	1
Audit Fees	1	1
Offering Costs	5	5
Other	11	19
Total Expenses	163	252
Net Investment Income (Loss)	750	1,765
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(18)	179
Foreign Currency Transactions	—	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,999)	(5,448)
Translation of Foreign Currency Denominated Amount	—	(9)
Net Realized and Unrealized Gain (Loss)	(2,017)	(5,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,267)	$(3,508)

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
	Six Months Ended May 31, 2008	For the Period Aug. 3, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	For the Period Aug. 3, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$750	$374	$1,765	$420
Net Realized Gain (Loss) on: Investment Securities Sold	(18)	(367)	179	(3)
Foreign Currency Transactions	—	—	5	(24)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(1,999)	(1,302)	(5,448)	143
Translation of Foreign Currency Denominated Amount	—	—	(9)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,267)	(1,295)	(3,508)	536
Distributions From:
Net Investment Income	(684)	(84)	(472)	(69)
Total Distributions	(684)	(84)	(472)	(69)
Capital Share Transactions (1):
Shares Issued	7,322	97,205	2,928	95,613
Shares Issued in Lieu of Cash Distributions	684	81	472	66
Shares Redeemed	(1,829)	(295)	(1,752)	(243)
Net Increase (Decrease) from Capital Share Transactions	6,177	96,991	1,648	95,436
Total Increase (Decrease) in Net Assets	4,226	95,612	(2,332)	95,903
Net Assets
Beginning of Period	95,612	—	95,903	—
End of Period	$99,838	$95,612	$93,571	$95,903
(1) Shares Issued and Redeemed:
Shares Issued	763	9,555	310	9,219
Shares Issued in Lieu of Cash Distributions	73	8	49	7
Shares Redeemed	(193)	(29)	(181)	(24)
	643	9,534	178	9,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$366	$300	$1,629	$336

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	CSTG&E U.S. Social Core Equity 2 Portfolio				CSTG&E International Social Core Equity Portfolio
	Six Months Ended May 31, 2008		For the Period Aug. 3, 2007(a) to Nov. 30, 2007		Six Months Ended May 31, 2008		For the Period Aug. 3, 2007(a) to Nov. 30, 2007
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.03		$10.00		$10.42		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.05	(A)	0.19	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.23)		(0.01)		(0.58)		0.37
Total from Investment Operations	(0.15)		0.04		(0.39)		0.43
Less Distributions
Net Investment Income	(0.07)		(0.01)		(0.05)		(0.01)
Total Distributions	(0.07)		(0.01)		(0.05)		(0.01)
Net Asset Value, End of Period	$9.81		$10.03		$9.98		$10.42
Total Return	(1.45	)%(C)	0.42	%(C)	(3.72	)%(C)	4.33	%(C)
Net Assets, End of Period (thousands)	$99,838		$95,612		$93,571		$95,903
Ratio of Expenses to Average Net Assets	0.36	%(B)	0.46	%(B)(D)	0.56	%(B)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.64	%(B)	1.46	%(B)(D)	3.92	%(B)	1.90	%(B)(D)
Portfolio Turnover Rate	2	%(C)	1	%(C)	2	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-three operational portfolios, two of which, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-one portfolios are presented in separate reports.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the CSTG&E International Social Core Equity Portfolio utilizes data furnished by an

14

independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the CSTG&E International Social Core Equity Portfolio. When the CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	$103,396	$7,414	—	$110,810
CSTG&E International Social Core Equity Portfolio	26,063	79,128	—	105,191

2.  Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio;

15

and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$2
CSTG&E International Social Core Equity Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$8,148	$1,667
CSTG&E International Social Core Equity Portfolio	3,865	1,493

There were no purchases or sales of long-term U.S. government securities.

16

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$(10)	$10	—
CSTG&E International Social Core Equity Portfolio	(9)	(15)	$24

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio 2007	$84	—	$84
CSTG&E International Social Core Equity Portfolio 2007	69	—	69

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$297	$(367)	$(70)
CSTG&E International Social Core Equity Portfolio	337	(3)	334

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

Expires on November 30, 2015
CSTG&E U.S. Social Core Equity 2 Portfolio	$367
CSTG&E International Social Core Equity Portfolio	3

17

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$114,111	$9,053	$(12,354)	$(3,301)
CSTG&E International Social Core Equity Portfolio	110,495	6,111	(11,415)	(5,304)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

18

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	3.29%	$179	17	—	$370

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	3.01%	$264	7	—	$757

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

19

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, two shareholders held 96% of the outstanding shares of the CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 100% of the outstanding shares of the CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

21

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DFA053108-019S

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  For the period March 12, 2008 to May 31, 2008

EXPENSE TABLES

U.S. Sustainability Core 1 Portfolio	Beginning Account Value 03/12/08	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return**	$1,000.00	$1,091.00	0.37%	$0.86
Hypothetical 5% Annual Return***	$1,000.00	$1,023.15	0.37%	$1.87
International Sustainability Core 1 Portfolio
Actual Fund Return**	$1,000.00	$1,068.00	0.57%	$1.30
Hypothetical 5% Annual Return***	$1,000.00	$1,022.15	0.57%	$2.88

*  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (81), then divided by the number of days in the year (366) to reflect the expenses paid during the period.

**  Portfolio commenced operations March 12, 2008. The "Ending Account Value" is derived from the fund's actual return since inception.

***  The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
U.S. Sustainability Core 1 Portfolio	11.8%	7.7%	14.2%	17.0%	10.2%	12.7%	13.0%	6.1%	2.3%	5.0%	—	100.0%
International Sustainability Core 1 Portfolio	11.5%	7.5%	7.4%	26.4%	5.8%	15.0%	5.6%	12.5%	3.8%	4.4%	0.1%	100.0%

3

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (95.3%)
Consumer Discretionary — (11.3%)
Comcast Corp. Class A	7,600	$171,000	0.4%
Disney (Walt) Co.	13,100	440,160	1.0%
Time Warner, Inc.	17,200	273,136	0.6%
Other Securities		4,219,574	9.7%
Total Consumer Discretionary		5,103,870	11.7%
Consumer Staples — (7.3%)
Anheuser-Busch Companies, Inc.	2,600	149,396	0.4%
Coca-Cola Co.	6,800	389,368	0.9%
Colgate-Palmolive Co.	1,900	141,284	0.3%
Kraft Foods, Inc.	7,200	233,856	0.5%
PepsiCo, Inc.	3,400	232,220	0.5%
Procter & Gamble Co.	7,700	508,585	1.2%
Wal-Mart Stores, Inc.	5,500	317,570	0.7%
Other Securities		1,331,834	3.1%
Total Consumer Staples		3,304,113	7.6%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,000	149,940	0.4%
Apache Corp.	1,600	214,496	0.5%
Chevron Corp.	12,400	1,229,460	2.8%
ConocoPhillips	6,000	558,600	1.3%
Devon Energy Corp.	1,800	208,692	0.5%
Halliburton Co.	3,000	145,740	0.3%
Marathon Oil Corp.	3,400	174,726	0.4%
Schlumberger, Ltd.	3,300	333,729	0.8%
Other Securities		3,048,388	6.9%
Total Energy		6,063,771	13.9%
Financials — (16.3%)
Allstate Corp.	2,700	137,538	0.3%
American International Group, Inc.	7,075	254,700	0.6%
Bank of America Corp.	21,800	741,418	1.7%
Bank of New York Mellon Corp.	4,300	191,479	0.5%
Citigroup, Inc.	5,900	129,151	0.3%
JPMorgan Chase & Co.	16,000	688,000	1.6%
Merrill Lynch & Co., Inc.	4,594	201,768	0.5%
Progressive Corp.	7,700	154,462	0.4%
The Goldman Sachs Group, Inc.	1,300	229,333	0.5%
The Travelers Companies, Inc.	2,700	134,487	0.3%
Wells Fargo & Co.	17,600	485,232	1.1%
Other Securities		4,001,388	9.0%
Total Financials		7,348,956	16.8%
Health Care — (9.7%)
Abbott Laboratories	4,200	236,670	0.6%
* Genentech, Inc.	2,500	177,175	0.4%
Johnson & Johnson	9,775	652,384	1.5%
Merck & Co., Inc.	4,100	159,736	0.4%
Pfizer, Inc.	29,200	565,312	1.3%
Wyeth	3,700	164,539	0.4%
Other Securities		2,427,525	5.4%
Total Health Care		4,383,341	10.0%

4

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
3M Co.	1,900	$147,364	0.4%
Eaton Corp.	1,500	145,020	0.3%
General Electric Co.	28,600	878,592	2.0%
Parker Hannifin Corp.	1,700	143,939	0.3%
United Technologies Corp.	3,400	241,536	0.6%
Other Securities		3,913,912	8.9%
Total Industrials		5,470,363	12.5%
Information Technology — (12.3%)
* Apple, Inc.	2,300	434,125	1.0%
* Dell, Inc.	7,100	163,726	0.4%
Hewlett-Packard Co.	6,800	320,008	0.8%
Intel Corp.	12,800	296,704	0.7%
International Business Machines Corp.	4,700	608,321	1.4%
Microsoft Corp.	21,500	608,880	1.4%
Other Securities		3,118,816	7.0%
Total Information Technology		5,550,580	12.7%
Materials — (6.0%)
Alcoa, Inc.	4,300	174,537	0.4%
Dow Chemical Co.	5,000	202,000	0.5%
duPont (E.I.) de Nemours & Co., Inc.	3,200	153,312	0.4%
Other Securities		2,157,053	4.8%
Total Materials		2,686,902	6.1%
Telecommunication Services — (2.2%)
Verizon Communications, Inc.	15,300	588,591	1.4%
Other Securities		415,855	0.9%
Total Telecommunication Services		1,004,446	2.3%
Utilities — (4.7%)
Total Utilities		2,133,859	4.9%
TOTAL COMMON STOCKS		43,050,201	98.5%
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	486,673	486,673	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,474,500 U.S. Treasury Bill 2.15%(y), 06/16/08, valued at $1,473,026) to be repurchased at $1,444,395	$1,444	1,444,112	3.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $270,000 FNMA 5.500%, 03/01/35, valued at $178,118) to be repurchased at $171,907	172	171,875	0.4%
TOTAL SECURITIES LENDING COLLATERAL		1,615,987	3.7%
TOTAL INVESTMENTS — (100.0%) (Cost $42,295,428)		$45,152,861	103.3%

See accompanying Notes to Financial Statements.
5

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
BHP Billiton, Ltd. Sponsored ADR	2,700	$227,718	0.8%
National Australia Bank, Ltd.	2,982	89,378	0.3%
Westpac Banking Corp. Sponsored ADR	900	109,278	0.4%
Other Securities		1,147,779	4.3%
TOTAL — AUSTRALIA		1,574,153	5.8%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		137,201	0.5%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Fortis	5,308	129,846	0.5%
Other Securities		241,642	0.9%
TOTAL — BELGIUM		371,488	1.4%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
EnCana Corp.	1,100	99,095	0.4%
Potash Corp. of Saskatchewan, Inc.	400	79,440	0.3%
Royal Bank of Canada	2,700	138,044	0.5%
Toronto Dominion Bank	1,700	123,000	0.5%
Other Securities		1,671,882	6.0%
TOTAL — CANADA		2,111,461	7.7%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		235,450	0.9%
FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
Nokia Oyj Sponsored ADR	4,800	136,320	0.5%
Other Securities		370,400	1.4%
TOTAL — FINLAND		506,720	1.9%
FRANCE — (7.6%)
COMMON STOCKS — (7.6%)
# BNP Paribas SA	1,832	188,945	0.7%
# France Telecom SA Sponsored ADR	2,800	85,792	0.3%
# Lafarge SA	524	94,720	0.4%
# Vivendi SA	2,976	125,176	0.5%
Other Securities		1,758,231	6.3%
TOTAL — FRANCE		2,252,864	8.2%

6

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
Allianz SE	704	$133,181	0.5%
Daimler AG	1,208	91,836	0.3%
# Deutsche Bank AG	1,042	111,142	0.4%
Deutsche Telekom AG	5,534	92,875	0.3%
E.ON AG	600	127,301	0.5%
Siemens AG Sponsored ADR	1,800	204,822	0.8%
Other Securities		1,169,287	4.3%
TOTAL — GERMANY		1,930,444	7.1%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		210,981	0.8%
HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		477,008	1.7%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
Allied Irish Banks P.L.C. Sponsored ADR	2,100	84,672	0.3%
Other Securities		244,377	0.9%
TOTAL — IRELAND		329,049	1.2%
ITALY — (2.1%)
COMMON STOCKS — (2.1%)
UniCredito Italiano SpA	15,479	108,286	0.4%
Other Securities		512,867	1.9%
TOTAL COMMON STOCKS		621,153	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		149	0.0%
TOTAL — ITALY		621,302	2.3%
JAPAN — (19.0%)
COMMON STOCKS — (19.0%)
Canon, Inc. Sponsored ADR	1,700	91,987	0.3%
Sony Corp. Sponsored ADR	2,100	105,819	0.4%
Toyota Motor Corp. Sponsored ADR	1,900	193,895	0.7%
Other Securities		5,279,695	19.4%
TOTAL — JAPAN		5,671,396	20.8%
NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
Aegon NV	5,274	80,462	0.3%
ArcelorMittal	1,104	109,574	0.4%
ING Groep NV Sponsored ADR	5,200	198,744	0.7%
Koninklijke Philips Electronics NV	2,187	84,014	0.3%
Other Securities		548,591	2.0%
TOTAL — NETHERLANDS		1,021,385	3.7%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		17,387	0.1%

7

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		$319,565	1.2%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		121,274	0.4%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		251,829	0.9%
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	6,800	151,708	0.6%
# Banco Santander SA Sponsored ADR	7,400	154,660	0.6%
Telefonica SA Sponsored ADR	1,500	129,045	0.5%
Other Securities		560,349	1.9%
TOTAL — SPAIN		995,762	3.6%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		641,997	2.3%
SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Compagnie Financiere Richemont AG Series A	1,679	104,650	0.4%
Credit Suisse Group AG Sponsored ADR	3,543	180,303	0.7%
Holcim, Ltd.	1,114	104,151	0.4%
Nestle SA	371	182,478	0.7%
Novartis AG ADR	2,800	146,580	0.5%
Roche Holding AG Genusschein	1,403	242,018	0.9%
Swiss Re	1,615	125,525	0.5%
Other Securities		758,698	2.7%
TOTAL — SWITZERLAND		1,844,403	6.8%
UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
Anglo American P.L.C.	1,815	123,676	0.5%
AstraZeneca P.L.C. Sponsored ADR	2,200	96,118	0.4%
Aviva P.L.C.	10,040	125,470	0.5%
# Barclays P.L.C. Sponsored ADR	4,700	140,671	0.5%
BG Group P.L.C.	4,793	120,548	0.5%
BP P.L.C. Sponsored ADR	2,200	159,522	0.6%
GlaxoSmithKline P.L.C. Sponsored ADR	3,600	160,308	0.6%
# HSBC Holdings P.L.C. Sponsored ADR	4,100	345,261	1.3%
# Lloyds TSB Group P.L.C. Sponsored ADR	2,900	88,827	0.3%
* Rolls-Royce Group P.L.C.	9,738	81,622	0.3%
Royal Bank of Scotland Group P.L.C.	23,159	104,965	0.4%
Vodafone Group P.L.C. Sponsored ADR	10,300	330,527	1.2%
Other Securities		3,104,914	11.2%
TOTAL COMMON STOCKS		4,982,429	18.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,850	0.0%
TOTAL — UNITED KINGDOM		4,990,279	18.3%

8

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Value†	Percentage of Net Assets**
UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$21,756	0.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $690,000 FHLMC 5.875%, 05/15/16, valued at $421,265) to be repurchased at $415,067	$415	415,000	1.5%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $2,721,891 FNMA 6.000%, 05/01/38, valued at $2,764,994) to be repurchased at $2,711,298	2,711	2,710,778	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $28,717,228)		$29,780,932	109.1%

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
ASSETS:
Investments at Value (including $1,562 and $2,284 of securities on loan, respectively)	$43,050	$26,655
Temporary Cash Investments at Value	487	415
Collateral Received from Securities on Loan at Value	1,616	2,711
Foreign Currencies at Value	—	117
Cash	—	14
Receivables:
Investment Securities Sold	237	15
Dividends, Interest, and Tax Reclaims	77	143
From Advisor	1	4
Securities Lending Income	2	7
Fund Shares Sold	498	286
Prepaid Expenses and Other Assets	8	6
Deferred Offering Costs	24	24
Total Assets	46,000	30,397
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,616	2,711
Investment Securities Purchased	688	372
Accrued Expenses and Other Liabilities	5	5
Total Liabilities	2,309	3,088
NET ASSETS	$43,691	$27,309
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	4,005,478	2,556,460
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.91	$10.68
Investments at Cost	$40,193	$25,591
Temporary Cash Investments at Cost	$487	$415
Collateral Received from Securities on Loan at Cost	$1,616	$2,711
Foreign Currencies at Cost	$—	$117
NET ASSETS CONSIST OF:
Paid-In Capital	$40,684	$25,940
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	122	319
Accumulated Net Realized Gain (Loss)	28	(13)
Net Unrealized Foreign Exchange Gain (Loss)	—	(1)
Net Unrealized Appreciaition (Depreciation)	2,857	1,064
NET ASSETS	$43,691	$27,309
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $42, respectively)	$134	$326
Interest	14	9
Income from Securities Lending	4	11
Total Investment Income	152	346
Expenses
Investment Advisory Services Fees	23	20
Accounting & Transfer Agent Fees	5	6
Custodian Fees	6	12
Shareholders' Reports	2	1
Organizational and Offering Costs	9	9
Other	1	—
Total Expenses	46	48
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(16)	(21)
Net Expenses	30	27
Net Investment Income (Loss)	122	319
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	28	3
Foreign Currency Transactions	—	(16)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,857	1,064
Translation of Foreign Currency Denominated Amounts	—	(1)
Net Realized and Unrealized Gain (Loss)	2,885	1,050
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,007	$1,369

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
	For the Period March 12, 2008(a) to May 31, 2008	For the Period March 12, 2008(a) to May 31, 2008
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$122	$319
Net Realized Gain (Loss) on: Investment Securities Sold	28	3
Foreign Currency Transactions	—	(16)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	2,857	1,064
Translation of Foreign Currency Denominated Amounts	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,007	1,369
Capital Share Transactions (1):
Shares Issued	42,062	26,453
Shares Redeemed	(1,378)	(513)
Net Increase (Decrease) from Capital Share Transactions	40,684	25,940
Total Increase (Decrease) in Net Assets	43,691	27,309
Net Assets
Beginning of Period	—	—
End of Period	$43,691	$27,309
(1) Shares Issued and Redeemed:
Shares Issued	4,135	2,605
Shares Redeemed	(130)	(49)
	4,005	2,556
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$122	$319

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

	U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	For the Period March 12, 2008(a) to May 31, 2008		For the Period March 12, 2008(a) to May 31, 2008
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.15	(A)
Net Gains on Securities (Realized and Unrealized)	0.88		0.53
Total from Investment Operations	0.91		0.68
Net Asset Value, End of Period	$10.91		$10.68
Total Return	9.10	%(C)	6.80	%(C)
Net Assets, End of Period (thousands)	$43,691		$27,309
Ratio of Expenses to Average Net Assets	0.37	%(B)(D)	0.57	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.56	%(B)(D)	1.02	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.52	%(B)(D)	6.76	%(B)(D)
Portfolio Turnover Rate	1	%(C)	0	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-three operational portfolios, two of which, the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio (the "Portfolios") are included in this report. The remaining fifty-one portfolios are presented in separate reports.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Sustainability Core 1 Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Sustainability Core 1 Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Sustainability Core 1 Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Sustainability Core 1 Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Sustainability Core 1 Portfolio utilizes data furnished by an independent pricing service (and that data draws upon,

14

among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Sustainability Core 1 Portfolio. When the International Sustainability Core 1 Portfolio uses fair value pricing, the values assigned to the International Sustainability Core 1 Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Sustainability Core 1 Portfolio	$43,537	$1,616	—	$45,153
International Sustainability Core 1 Portfolio	7,333	22,448	—	29,781

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Sustainability Core 1 Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Sustainability Core 1 Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio;

15

and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Sustainability Core 1 Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Sustainability Core 1 Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.29% and 0.42% of average daily net assets for the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio, respectively.

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio to 0.37% and 0.57%, respectively, of each Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year for one-year periods thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, approximately $16 and $21 (in thousands) of previously waived fees are subject to future recovery by the Advisor for U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio, respectively, over periods not exceeding May 31, 2011.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the

16

Fund to the CCO were $85 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$1
International Sustainability Core 1 Portfolio	—

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	$40,590	$425
International Sustainability Core 1 Portfolio	25,609	18

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$42,296	$3,706	$(849)	$2,857
International Sustainability Core 1 Portfolio	28,717	1,792	(728)	1,064

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

17

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

18

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At May 31, 2008, four shareholders held 91% of the outstanding shares of both the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

20

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on August 30, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the investment advisory agreements for each Portfolio and the sub-advisory agreements for International Sustainability Core 1 Portfolio. For the International Sustainability Core 1 Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for a Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by each Portfolio; (iv) the profitability realized by the Advisor from its relationship with each Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to each Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to each Portfolio, and the resources of the Advisor dedicated to each Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to each Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for each Portfolio. The Board noted that the services that were proposed to be provided to each Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each Portfolio appeared to be consistent with each Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for each Portfolio, and compared the fees to be charged to each Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in each Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in each Portfolio's peer group. The Board also concluded that, given that each Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each Portfolio at the present time.

The Board also noted that, as each Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolios or the Advisor in managing the Portfolios for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolios because the Portfolios had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for each Portfolio was in the best interests of each Portfolio and its shareholders.

21

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DFA053108-020S

ITEM 2.          CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or the master fund/underlying funds in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant
U.S. Core Equity 1 Portfolio	Series of Registrant
U.S. Core Equity 2 Portfolio	Series of Registrant
U.S. Vector Equity Portfolio	Series of Registrant
T.A. U.S. Core Equity 2 Portfolio	Series of Registrant
DFA Real Estate Securities Portfolio	Series of Registrant
Large Cap International Portfolio	Series of Registrant
International Core Equity Portfolio	Series of Registrant
T.A. World ex U.S. Core Equity Portfolio	Series of Registrant
DFA International Real Estate Securities Portfolio	Series of Registrant
DFA International Small Cap Value Portfolio	Series of Registrant
Emerging Markets Core Equity Portfolio	Series of Registrant
The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio
The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio
The U.S. Small Cap Value Series	Master fund for U.S. Small Cap Value Portfolio
The U.S. Small Cap Series	Master fund for U.S. Small Cap Portfolio
The U.S. Micro Cap Series	Master fund for U.S. Micro Cap Portfolio
The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio and an underlying fund for International Small Company Portfolio
The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Continental Small Company Series	Master fund for Continental Small Company Portfolio and an underlying fund for International Small Company Portfolio
The Canadian Small Company Series	An underlying fund for International Small Company Portfolio
The Emerging Markets Series	Master fund for Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio
Dimensional Emerging Markets Value Fund Inc.	Master fund for Emerging Markets Value Portfolio
Emerging Markets Social Core Equity Portfolio	Series of Registrant
U.S. Social Core Equity 2 Portfolio	Series of Registrant
Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant
Tax-Managed U.S. Small Cap Portfolio	Series of Registrant
Tax-Managed DFA International Value Portfolio	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio
The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant
CSTG&E International Social Core Equity Portfolio	Series of Registrant
U.S. Sustainability Core 1 Portfolio	Series of Registrant
International Sustainability Core 1 Portfolio	Series of Registrant

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Corporation
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of May 31, 2008.
(r)	The adjustable rate shown is effective as of May 31, 2008.
(y)	The rate shown is the effective yield.
–	Amounts designated as - are either zero or rounded to zero

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
*	4Kids Entertainment, Inc.	6,167	$48,103
*	99 Cents Only Stores	118,300	990,171
*	A.C. Moore Arts & Crafts, Inc.	12,100	84,579
	Aaron Rents, Inc.	76,518	1,713,238
* #	AbitibiBowater Canada, Inc.	13,520	160,618
*	Acme Communications, Inc.	656	984
	Acme United Corp.	291	4,071
*	Aftermarket Technology Corp.	27,749	621,300
	Ah Belo Corp.	22,070	209,665
	Aldila, Inc.	8,764	67,045
*	Alloy, Inc.	25,696	220,986
	American Axle & Manufacturing Holdings, Inc.	89,841	1,670,144
	American Greetings Corp. Class A	38,000	709,080
*	America’s Car-Mart, Inc.	19,896	328,085
*	AnnTaylor Stores Corp.	103,470	2,833,009
	Arctic Cat, Inc.	7,929	62,718
#	ArvinMeritor, Inc.	122,312	1,831,011
	Asbury Automotive Group, Inc.	18,700	307,989
*	Ashworth, Inc.	5,611	18,124
*	Audiovox Corp. Class A	9,742	103,850
*	AutoNation, Inc.	154,767	2,443,771
* #	Avatar Holdings, Inc.	14,235	493,527
*	Bakers Footwear Group, Inc.	800	1,600
*	Ballantyne of Omaha, Inc.	22,459	94,328
	Barnes & Noble, Inc.	46,700	1,424,817
	Bassett Furniture Industries, Inc.	20,058	240,495
	Beasley Broadcast Group, Inc.	9,053	42,549
	Belo Corp. Class A	147,465	1,409,765
*	Big Lots, Inc.	2,000	62,120
#	Blockbuster, Inc. Class A	152,049	494,159
*	Blockbuster, Inc. Class B	83,976	214,979
*	Bluegreen Corp.	27,448	188,842
	Blyth, Inc.	63,115	1,228,218
	Bob Evans Farms, Inc.	32,600	948,986
#	Bon-Ton Stores, Inc.	4,971	33,107
	Books-A-Million, Inc.	24,960	187,450
#	Borders Group, Inc.	10,100	62,014
#	Brookfield Homes Corp.	20,900	315,590
	Brown Shoe Company, Inc.	31,956	539,737
#	Brunswick Corp.	132,559	1,816,058
* #	Cabela’s, Inc.	59,200	819,920
*	Cache, Inc.	23,200	294,408
*	California Coastal Communities, Inc.	4,614	21,086

1

	Callaway Golf Co.	111,990	1,422,273
	Carmike Cinemas, Inc.	9,598	79,663
*	Carriage Services, Inc.	32,597	234,046
*	Cavalier Homes, Inc.	7,800	17,862
*	Cavco Industries, Inc.	10,965	420,288
*	Champion Enterprises, Inc.	102,730	857,795
	Churchill Downs, Inc.	22,720	971,053
	Cinemark Holdings, Inc.	7,800	112,866
	Citadel Broadcasting Co.	61,700	108,592
	Coachmen Industries, Inc.	9,533	29,076
	Collectors Universe, Inc.	11,197	106,595
*	Concord Camera Corp.	1,728	5,927
* #	Conn’s, Inc.	19,704	340,288
	Cooper Tire & Rubber Co.	88,900	976,122
	Courier Corp.	7,863	184,702
*	Cox Radio, Inc.	48,380	616,845
	CSS Industries, Inc.	7,200	212,256
*	Culp, Inc.	18,935	136,332
* #	Cumulus Media, Inc. Class A	28,900	151,725
*	Cybex International, Inc.	28,521	118,362
*	dELiA*s, Inc.	5,390	13,744
*	Design Within Reach, Inc.	5,161	20,025
* #	DG Fastchannel, Inc.	29,777	584,820
*	Diedrich Coffee, Inc.	1,706	4,094
#	Dillards, Inc. Class A	93,214	1,517,524
*	Dixie Group, Inc.	2,833	20,681
	Dover Motorsports, Inc.	17,500	108,850
*	Emerson Radio Corp.	1,000	1,190
	Emmis Communications Corp. Class A	16,842	50,021
	Entercom Communications Corp.	19,177	185,633
*	Entravision Communications Corp.	50,794	271,240
*	Federal-Mogul Corp.	98,700	44,415
	Finish Line, Inc. Class A	35,300	279,929
*	Finlay Enterprises, Inc.	3,300	2,392
*	Fisher Communications, Inc.	1,100	38,632
	Foot Locker, Inc.	163,470	2,388,297
*	Franklin Covey Co.	26,350	221,076
*	Franklin Electronic Publishers, Inc.	2,819	5,976
	Fred’s, Inc.	66,889	839,457
	FTD Group, Inc.	48,862	720,714
*	Full House Resorts, Inc.	13,700	29,866
#	Furniture Brands International, Inc.	75,200	1,057,312
*	GameTech International, Inc.	1,000	5,220
* #	Gander Mountain Co.	40,086	168,361
*	Gaylord Entertainment Co.	39,550	1,123,615
* #	Genesco, Inc.	5,000	143,450
*	G-III Apparel Group, Ltd.	26,810	444,778
*	Gottschalks, Inc.	6,300	13,419
	Gray Television, Inc.	25,500	102,510
*	Great Wolf Resorts, Inc.	27,600	191,820
#	Group 1 Automotive, Inc.	39,227	1,021,471
*	Hampshire Group, Ltd.	1,200	9,000
#	Handleman Co.	9,400	10,340
	Harte-Hanks, Inc.	55,581	753,123
*	Hartmarx Corp.	7,200	16,848

2

#	Haverty Furniture Co., Inc.	27,670	291,088
*	Hawk Corp.	508	9,103
*	Hayes Lemmerz International, Inc.	60,225	236,082
	Hearst-Argyle Television, Inc.	45,166	960,681
*	Helen of Troy, Ltd.	20,700	369,909
*	Hollywood Media Corp.	26,852	64,445
* #	Home Solutions of America, Inc.	8,920	6,244
*	Hot Topic, Inc.	27,119	142,375
*	Image Entertainment, Inc.	5,600	6,328
*	Infosonics Corp.	700	700
*	Interstate Hotels & Resorts, Inc.	53,918	190,331
* #	Isle of Capri Casinos, Inc.	27,443	187,985
	J. Alexander’s Corp.	4,455	32,477
*	Jakks Pacific, Inc.	20,099	474,336
*	Jarden Corp.	64,161	1,203,019
*	Jo-Ann Stores, Inc.	40,423	909,922
	Johnson Outdoors, Inc.	951	14,798
	Jones Apparel Group, Inc.	143,083	2,406,656
	Journal Communications, Inc. Class A	60,137	352,403
#	Journal Register Co.	18,215	2,914
#	KB Home	67,400	1,382,374
	Kenneth Cole Productions, Inc. Class A	19,000	296,400
	Kimball International, Inc. Class B	12,939	136,506
*	Kona Grill, Inc.	5,700	49,020
	K-Swiss, Inc. Class A	21,855	350,117
*	Lakeland Industries, Inc.	9,198	114,883
*	Lakes Entertainment, Inc.	8,496	47,323
#	Landry’s Restaurants, Inc.	10,400	170,664
*	Lazare Kaplan International, Inc.	1,917	17,445
#	La-Z-Boy, Inc.	38,041	241,560
*	Leapfrog Enterprises, Inc.	21,100	174,286
#	Lee Enterprises, Inc.	63,950	434,860
#	Leggett & Platt, Inc.	128,617	2,456,585
*	Lenox Group, Inc.	7,200	5,256
	Libbey, Inc.	24,257	279,683
#	Lifetime Brands, Inc.	9,289	65,116
*	Lin TV Corp.	15,000	137,250
#	Lithia Motors, Inc. Class A	7,362	50,282
*	Live Nation, Inc.	53,000	802,950
*	Lodgian, Inc.	10,400	93,600
*	Luby’s, Inc.	47,173	333,513
#	M/I Homes, Inc.	12,125	208,186
*	MarineMax, Inc.	10,100	98,879
*	McCormick & Schmick’s Seafood Restaurants, Inc.	5,969	56,825
	MDC Holdings, Inc.	44,900	1,824,287
#	Media General, Inc. Class A	19,900	303,276
	Modine Manufacturing Co.	48,924	770,064
	Monaco Coach Corp.	13,745	62,952
	Monro Muffler Brake, Inc.	31,011	574,634
*	Morton’s Restaurant Group, Inc.	9,800	79,870
*	Mothers Work, Inc.	9,496	115,471
	Movado Group, Inc.	24,388	536,536
*	MTR Gaming Group, Inc.	25,167	135,902
*	Multimedia Games, Inc.	35,239	191,700
*	Nathan’s Famous, Inc.	789	11,180

3

	National Presto Industries, Inc.	2,700	180,063
#	Nautilus Group, Inc.	14,900	100,277
*	Navarre Corp.	7,100	12,567
*	New Motion, Inc.	3,312	14,507
*	New York & Co., Inc.	47,500	397,100
	Noble International, Ltd.	23,646	134,546
	OfficeMax, Inc.	37,100	804,328
#	Orleans Homebuilders, Inc.	14,869	70,182
	O’Charleys, Inc.	11,200	124,320
*	Outdoor Channel Holdings, Inc.	45,515	360,024
	Oxford Industries, Inc.	26,087	713,219
* #	Palm Harbor Homes, Inc.	23,110	174,943
*	PC Mall, Inc.	14,470	187,242
	Pennichuck Corp.	416	9,651
	Penske Automotive Group, Inc.	92,200	1,926,058
*	Perry Ellis International, Inc.	24,421	665,716
*	Phoenix Footwear Group, Inc.	562	927
#	Pier 1 Imports, Inc.	69,853	503,640
*	Pinnacle Entertainment, Inc.	55,070	763,821
*	Playboy Enterprises, Inc. Class B	47,093	282,087
*	Proliance International, Inc.	9,561	10,039
*	Quiksilver, Inc.	210,396	1,796,782
* #	R.H. Donnelley Corp.	36,600	198,738
*	Radio One, Inc. Class D	45,409	53,129
*	Rainmaker Systems, Inc.	20,900	82,555
*	RC2 Corp.	27,449	530,040
	RCN Corp.	30,935	374,623
*	Red Lion Hotels Corp.	24,058	208,823
	Regis Corp.	69,551	2,110,177
*	Rocky Brands, Inc.	5,448	31,925
*	Rubio’s Restaurants, Inc.	10,040	51,405
	Ruby Tuesday, Inc.	12,000	89,760
	Russ Berrie & Co., Inc.	14,060	169,985
	Ryland Group, Inc.	70,500	1,959,900
*	Saga Communications, Inc. Class A	30,093	141,437
#	Saks, Inc.	68,500	946,670
	Salem Communications Corp.	6,363	15,717
*	Scholastic Corp.	21,300	662,430
	Service Corp. International	143,900	1,539,730
* #	Sharper Image Corp.	5,949	952
	Shiloh Industries, Inc.	22,466	222,863
*	Shoe Carnival, Inc.	10,602	154,789
*	Silverleaf Resorts, Inc.	4,600	9,936
	Sinclair Broadcast Group, Inc. Class A	88,669	795,361
*	Skechers U.S.A., Inc. Class A	56,130	1,349,926
	Skyline Corp.	13,370	357,246
	Sonic Automotive, Inc.	63,339	1,181,272
* #	Source Interlink Companies, Inc.	20,700	24,633
*	Spanish Broadcasting System, Inc.	14,010	19,754
	Speedway Motorsports, Inc.	69,512	1,771,861
*	Sport Chalet, Inc. Class A	3,604	15,317
	Sport Supply Group, Inc.	18,157	189,014
	Stage Stores, Inc.	56,007	756,655
	Standard Motor Products, Inc.	8,775	74,587
#	Standard Pacific Corp.	3,700	11,618

4

	Stanley Furniture, Inc.	3,900	46,254
*	Steinway Musical Instruments, Inc.	13,498	370,520
*	Steven Madden, Ltd.	16,911	346,506
	Stewart Enterprises, Inc.	49,400	340,860
*	Stoneridge, Inc.	40,840	683,253
	Sturm Ruger & Co., Inc.	17,870	136,527
#	Superior Industries International, Inc.	10,600	217,936
	Superior Uniform Group, Inc.	5,139	46,200
	Syms Corp.	5,305	85,251
#	Systemax, Inc.	36,850	714,153
	Tandy Brand Accessories, Inc.	4,881	22,404
*	Tarragon Corp.	13,400	27,470
*	Tenneco Automotive, Inc.	59,100	1,417,218
	The Marcus Corp.	35,115	605,031
	The Pep Boys - Manny, Moe & Jack	27,100	243,358
* #	The Steak n Shake Co.	21,900	148,263
*	Timberland Co. Class A	41,600	765,856
*	Toll Brothers, Inc.	135,500	2,854,985
*	Trans World Entertainment Corp.	15,200	40,888
* #	Trump Entertainment Resorts, Inc.	7,900	27,650
*	TRW Automotive Holdings Corp.	86,464	2,157,277
*	Unifi, Inc.	75,294	225,129
	Unifirst Corp.	23,690	1,137,120
*	Universal Electronics, Inc.	18,367	466,889
* #	Vail Resorts, Inc.	1,100	54,769
* #	Valassis Communications, Inc.	81,650	1,297,418
*	ValueVision Media, Inc. Class A	57,319	252,777
	Virco Manufacturing Corp.	13,132	65,660
*	Voyager Learning Co.	2,600	15,210
*	Warnaco Group, Inc.	57,352	2,763,793
*	Wells-Gardner Electronics Corp.	2,693	4,524
*	West Marine, Inc.	5,653	25,438
	Wyndham Worldwide Corp.	70,485	1,542,212
	Xerium Technologies, Inc.	10,400	48,568
* #	Zale Corp.	72,700	1,583,406
Total Consumer Discretionary			111,461,678

Consumer Staples — (4.5%)
#	American Italian Pasta Co.	3,600	32,760
	Andersons, Inc.	15,157	642,051
*	B&G Foods, Inc.	15,100	146,772
* #	BJ’s Wholesale Club, Inc.	27,900	1,101,771
#	Cal-Maine Foods, Inc.	10,000	312,000
* #	Caribou Coffee Co.	6,023	12,889
	Casey’s General Stores, Inc.	86,244	1,887,881
	CCA Industries, Inc.	354	3,108
*	Central European Distribution Corp.	8,900	635,104
*	Central Garden & Pet Co.	12,900	103,200
*	Central Garden & Pet Co. Class A	25,800	192,468
#	Chiquita Brands International, Inc.	39,152	952,960
	Coffee Holding Co, Inc.	2,527	5,648
*	Collective Brands, Inc.	3,800	43,054
*	Constellation Brands, Inc. Class A	108,500	2,313,220
	Corn Products International, Inc.	36,880	1,733,729
	Del Monte Foods Co.	251,799	2,193,169

5

*	Elizabeth Arden, Inc.	48,345	725,658
	Farmer Brothers Co.	26,805	639,299
	Great Atlantic & Pacific Tea, Inc.	16,100	401,373
*	Hain Celestial Group, Inc.	67,169	1,932,452
	Imperial Sugar Co.	20,070	291,015
	Ingles Market, Inc. Class A	21,110	514,240
	J & J Snack Foods Corp.	16,125	468,431
	J.M. Smucker Co.	53,410	2,819,514
	Lance, Inc.	40,907	855,365
#	Longs Drug Stores Corp.	61,590	2,920,598
*	Maui Land & Pineapple Co., Inc.	12,780	369,086
	MGP Ingredients, Inc.	11,900	88,060
*	Monterey Pasta Co.	1,400	3,458
#	Nash Finch Co.	17,000	650,080
*	Natural Alternatives International, Inc.	6,368	49,989
* #	Natural Health Trends Corp.	3,000	4,410
*	Omega Protein Corp.	20,361	283,629
*	Parlux Fragrances, Inc.	33,316	112,275
	PepsiAmericas, Inc.	38,400	935,808
	Pilgrim’s Pride Corp.	55,900	1,453,400
*	Prestige Brands Holdings, Inc.	57,097	622,928
	PriceSmart, Inc.	4,712	110,920
*	Pyramid Breweries, Inc.	2,216	5,651
*	Redhook Ale Brewery, Inc.	5,134	23,103
* #	Rite Aid Corp.	174,400	392,400
#	Ruddick Corp.	61,438	2,182,892
#	Sanderson Farms, Inc.	34,177	1,706,458
*	Sanfilippo (John B.) & Son, Inc.	13,823	128,277
	Seaboard Corp.	540	969,300
* #	Smithfield Foods, Inc.	167,724	5,248,084
* #	Spectrum Brands, Inc.	65,800	273,728
	Tasty Baking Co.	3,760	21,996
*	TreeHouse Foods, Inc.	47,240	1,234,381
	Universal Corp.	34,300	1,701,623
	Weis Markets, Inc.	44,689	1,542,217
*	Winn-Dixie Stores, Inc.	87,245	1,574,772
Total Consumer Staples			45,568,654

Energy — (10.1%)
*	Allis-Chalmers Energy, Inc.	54,320	932,674
*	Basic Energy Services, Inc.	69,175	1,990,165
*	Bois d’Arc Energy, Inc.	102,672	2,513,411
*	Brigham Exploration Co.	78,384	1,142,055
*	Bristow Group, Inc.	40,633	2,123,887
*	Bronco Drilling Co., Inc.	34,944	635,282
*	Cal Dive International, Inc.	92,000	1,286,160
*	Callon Petroleum Co.	18,000	466,560
	Cimarex Energy Co.	81,397	5,546,392
*	Clayton Williams Energy, Inc.	11,032	1,039,987
*	Complete Production Services, Inc.	68,418	1,960,860
*	Comstock Resources, Inc.	49,570	2,842,839
*	Credo Petroleum Corp.	197	3,187
*	Dawson Geophysical Co.	2,600	177,554
*	Edge Petroleum Corp.	22,142	116,467
*	Encore Acquisition Co.	55,750	3,723,542

6

*	EXCO Resources, Inc.	131,000	3,267,140
*	Exterran Holdings, Inc.	26,088	1,917,990
*	Forest Oil Corp.	106,721	7,123,627
*	Geokinetics, Inc.	5,000	95,850
*	Geomet, Inc.	23,047	189,907
*	Grey Wolf, Inc.	300,382	2,351,991
	Gulf Island Fabrication, Inc.	22,298	922,691
*	Gulfmark Offshore, Inc.	39,160	2,628,811
*	Harvest Natural Resources, Inc.	34,000	378,760
	Helmerich & Payne, Inc.	54,300	3,401,895
* #	Hercules Offshore, Inc.	33,973	1,152,364
*	HKN, Inc.	10,522	110,902
*	Hornbeck Offshore Services, Inc.	44,091	2,323,596
*	Infinity, Inc.	8,200	3,034
*	Mariner Energy, Inc.	76,763	2,510,150
*	Meridian Resource Corp.	75,100	166,722
*	Mitcham Industries, Inc.	5,500	117,040
*	Natural Gas Services Group	17,882	490,146
*	Newpark Resources, Inc.	133,311	939,843
*	Oil States International, Inc.	39,087	2,283,463
	Overseas Shipholding Group, Inc.	39,100	3,091,246
*	Parker Drilling Co.	148,841	1,330,639
	Patterson-UTI Energy, Inc.	100,300	3,157,444
	Penn Virginia Corp.	34,100	2,148,982
*	Petrohawk Energy Corp.	103,000	3,026,140
*	Petroleum Development Corp.	25,245	1,744,429
*	PHI, Inc. Non-Voting	20,129	789,459
*	Pioneer Drilling Co.	84,590	1,506,548
	Pioneer Natural Resources Co.	15,100	1,084,029
*	Plains Exploration & Production Co.	21,161	1,512,588
* #	Quest Resource Corp.	37,878	420,825
	Rowan Companies, Inc.	43,811	1,934,256
*	Royale Energy, Inc.	1,700	9,843
*	SEACOR Holdings, Inc.	27,241	2,423,904
*	Stone Energy Corp.	48,140	3,253,301
*	Swift Energy Corp.	51,431	2,964,483
* #	Teton Energy Corp.	13,479	74,539
	Tidewater, Inc.	46,400	3,170,512
* #	Trico Marine Services, Inc.	23,700	909,843
*	Union Drilling, Inc.	37,377	701,940
*	Unit Corp.	32,200	2,469,418
#	USEC, Inc.	45,100	314,347
*	W-H Energy Services, Inc.	25,200	2,155,356
*	Whiting Petroleum Corp.	33,800	3,161,314
Total Energy			102,232,329

Financials — (20.3%)
	1st Source Corp.	40,182	877,575
	21st Century Holding Co.	12,564	129,032
	Abington Bancorp, Inc.	40,355	404,761
	Advanta Corp. Class A	7,582	59,898
	Advanta Corp. Class B	15,035	130,804
	Affirmative Insurance Holdings, Inc.	7,109	55,166
*	Allegheny Corp.	8,392	3,151,196
*	AmComp, Inc.	15,009	166,450

7

	Amcore Financial, Inc.	37,285	365,393
	American Bancorp of New Jersey, Inc.	10,070	113,992
	American Equity Investment Life Holding Co.	28,700	303,359
	American Financial Group, Inc.	123,082	3,670,305
	American National Insurance Co.	10,400	1,146,808
	American West Bancorporation	24,764	82,959
*	AmeriCredit Corp.	89,100	1,210,869
	Ameris Bancorp	22,783	316,228
*	Amerisafe, Inc.	30,716	488,077
*	AmeriServe Financial, Inc.	14,938	44,665
	Anchor Bancorp Wisconsin, Inc.	36,473	511,716
*	Argo Group International Holdings, Ltd.	12,399	478,477
	Arrow Financial Corp.	8,018	180,405
	Asset Acceptance Capital Corp.	51,350	723,521
	Associated Banc-Corp.	16,635	454,302
	Atlantic Coast Federal Corp.	6,650	57,921
*	B of I Holding, Inc.	4,110	28,647
	Baldwin & Lyons, Inc. Class B	4,725	102,580
	BancFirst Corp.	25,646	1,113,806
	BancorpSouth, Inc.	39,100	925,497
#	BancTrust Financial Group, Inc.	10,703	107,672
	Bank Mutual Corp.	32,200	357,098
*	Bank of Florida Corp.	11,246	112,460
#	Bank of Granite Corp.	26,244	266,901
#	BankAtlantic Bancorp, Inc. Class A	34,800	61,248
	BankFinancial Corp.	36,593	544,870
#	BankUnited Financial Corp. Class A	17,900	56,385
	Banner Corp.	26,912	489,529
	Benjamin Franklin Bancorp, Inc.	300	4,050
	Berkshire Hills Bancorp, Inc.	17,148	434,016
	Beverly Hills Bancorp, Inc.	23,819	59,547
*	BGC Partners, Inc. Class A	26,601	237,281
	Boston Private Financial Holdings, Inc.	46,900	395,367
	Brookline Bancorp, Inc.	94,339	948,107
	Cadence Financial Corp.	17,481	243,161
	Capital City Bank Group, Inc.	14,060	376,246
	Capital Corp. of the West	13,542	78,950
	Capital Southwest Corp.	5,823	701,613
	Capitol Bancorp, Ltd.	27,520	426,010
	Cardinal Financial Corp.	40,130	344,717
	Cascade Financial Corp.	1,919	17,271
	Cash America International, Inc.	24,800	886,848
#	Cathay General Bancorp	73,169	1,125,339
	Center Bancorp, Inc.	19,587	189,406
	Center Financial Corp.	22,612	211,648
*	Central Jersey Bancorp	300	2,364
	Central Pacific Financial Corp.	48,000	716,160
	Chemical Financial Corp.	40,496	988,102
	Citizens Community Bancorp, Inc.	6,167	52,820
	Citizens First Bancorp, Inc.	7,000	51,870
	Citizens Republic Bancorp, Inc.	108,914	603,384
* #	Citizens, Inc.	67,300	445,526
	City Holding Co.	23,641	1,017,036
*	CNA Surety Corp.	74,616	1,091,632
	CoBiz Financial, Inc.	35,971	380,573

8

	Columbia Banking System, Inc.	30,554	816,708
	Commerce Group, Inc.	41,500	1,525,955
	Community Bank System, Inc.	50,318	1,214,173
	Community Trust Bancorp, Inc.	25,201	772,159
	Compass Diversified Holdings	24,012	328,964
* #	CompuCredit Corp.	20,713	190,145
*	Conseco, Inc.	103,400	1,206,678
*	Consumer Portfolio Services, Inc.	15,158	43,200
*	Core-Mark Holding Co., Inc.	17,400	505,296
#	Corus Bankshares, Inc.	88,674	509,876
*	Cowen Group, Inc.	7,500	59,550
*	Crescent Financial Corp.	10,577	75,202
#	CVB Financial Corp.	72,695	770,567
	Delphi Financial Group, Inc. Class A	72,331	2,089,643
#	Delta Financial Corp.	12,200	366
	Dime Community Bancshares	47,152	857,223
	Donegal Group, Inc. Class A	33,531	600,540
* #	E*TRADE Financial Corp.	43,700	179,170
	Eastern Insurance Holdings, Inc.	15,602	255,093
*	Encore Capital Group, Inc.	34,400	363,608
	Enterprise Financial Services Corp.	10,053	201,563
*	ESSA Bancorp, Inc.	600	7,500
#	F.N.B. Corp.	101,569	1,522,519
	FBL Financial Group, Inc. Class A	48,481	1,301,715
	Federal Agriculture Mortgage Corp. Class C	6,700	194,032
	Fidelity National Financial, Inc.	185,310	3,168,801
	Fidelity Southern Corp.	517	3,350
	Financial Federal Corp.	39,442	958,046
*	First Acceptance Corp.	16,500	53,955
	First American Corp.	80,300	2,695,671
	First Bancorp	23,903	401,809
#	First Busey Corp.	60,392	1,100,342
#	First Charter Corp.	7,598	233,866
	First Citizens BancShares, Inc.	3,500	558,040
	First Commonwealth Financial Corp.	124,397	1,395,734
	First Community Bancshares, Inc.	9,341	317,501
	First Defiance Financial Corp.	3,554	68,734
	First Federal Bancshares of Arkansas, Inc.	900	11,277
	First Financial Bancorp	63,168	719,484
	First Financial Corp.	21,514	704,584
	First Financial Holdings, Inc.	19,826	497,236
	First Merchants Corp.	8,750	216,563
*	First Mercury Financial Corp.	11,700	206,622
	First Midwest Bancorp, Inc.	82,073	2,142,105
	First Niagara Financial Group, Inc.	172,435	2,443,404
	First Place Financial Corp.	3,800	48,374
*	First Regional Bancorp	17,668	188,518
	First State Bancorporation	31,800	246,450
*	FirstCity Financial Corp.	10,830	47,219
* #	FirstFed Financial Corp.	2,100	30,954
	FirstMerit Corp.	105,428	2,130,700
#	Flagstar Bancorp, Inc.	102,600	487,350
	Flushing Financial Corp.	36,157	709,400
	FNB United Corp.	9,654	97,119
*	FPIC Insurance Group, Inc.	13,855	630,541

9

* #	Franklin Credit Management Corp.	500	473
#	Frontier Financial Corp.	39,941	587,133
#	Fulton Financial Corp.	150,795	1,903,033
	Gateway Financial Holdings, Inc.	20,653	205,084
	German American Bancorp, Inc.	6,133	76,540
#	Glacier Bancorp, Inc.	46,856	971,793
#	Great Southern Bancorp, Inc.	17,767	205,209
	Greene Bancshares, Inc.	11,600	224,692
*	Guaranty Bancorp	87,667	525,125
*	Hallmark Financial Services, Inc.	35,307	448,399
	Hanmi Financial Corp.	33,160	212,224
	Hanover Insurance Group, Inc.	50,450	2,325,745
	Harleysville Group, Inc.	51,342	2,002,851
	Harleysville National Corp.	51,941	704,320
*	Harris & Harris Group, Inc.	17,478	139,300
	HCC Insurance Holdings, Inc.	86,900	2,069,089
	Heartland Financial USA, Inc.	13,838	323,809
	Hercules Technology Growth Capital, Inc.	13,552	140,534
	Heritage Commerce Corp.	21,379	340,354
	Hilb Rogal Hamilton Co.	62,074	1,921,811
	Home Bancshares, Inc.	30,455	700,465
	Home Federal Bancorp, Inc.	4,800	56,160
	HopFed Bancorp, Inc.	326	4,515
	Horace Mann Educators Corp.	32,800	534,312
	Horizon Financial Corp.	19,195	207,690
#	Huntington Bancshares, Inc.	121,707	1,084,409
	IBERIABANK Corp.	21,908	1,155,428
	Imperial Capital Bancorp, Inc.	1,100	11,022
	Independence Holding Co.	14,644	200,476
	Independent Bank Corp. (MA)	23,389	685,298
#	Independent Bank Corp. (MI)	38,878	233,657
	Infinity Property & Casualty Corp.	12,200	491,904
	Integra Bank Corp.	33,898	487,114
	International Bancshares Corp.	91,206	2,311,160
	Intervest Bancshares Corp.	5,200	45,604
*	Investors Bancorp, Inc.	94,101	1,344,703
	Irwin Financial Corp.	43,400	178,374
	Janus Capital Group, Inc.	35,901	1,041,129
	K-Fed Bancorp	11,684	132,964
*	Knight Capital Group, Inc.	41,900	746,239
*	LaBranche & Co., Inc.	28,200	188,940
	Lakeland Bancorp, Inc.	38,892	573,268
	Lakeland Financial Corp.	19,726	472,043
	LandAmerica Financial Group, Inc.	8,400	250,152
	Legacy Bancorp, Inc.	14,519	196,007
	LNB Bancorp, Inc.	3,087	33,957
#	Macatawa Bank Corp.	7,800	70,122
	MainSource Financial Group, Inc.	30,803	516,874
*	Marlin Business Services, Inc.	6,300	44,982
	MB Financial, Inc.	57,857	1,647,189
	MBT Financial Corp.	18,608	157,424
	MCG Capital Corp.	74,087	424,519
	Meadowbrook Insurance Group, Inc.	62,880	431,986
	Medallion Financial Corp.	11,500	110,975
	Mercantile Bank Corp.	1,470	12,363

10

	Mercer Insurance Group, Inc.	6,484	115,739
#	Mercury General Corp.	41,365	2,103,824
	MicroFinancial, Inc.	600	2,208
	Midwest Banc Holdings, Inc.	43,394	380,999
*	Move, Inc.	1,191	3,586
	Nara Bancorp, Inc.	43,782	556,907
#	National Financial Partners Corp.	1,600	39,072
	National Penn Bancshares, Inc.	68,275	1,168,868
*	Navigators Group, Inc.	28,635	1,445,781
	NBT Bancorp, Inc.	54,085	1,326,164
	New England Bancshares, Inc.	4,879	53,425
	New Hampshire Thrift Bancshares, Inc.	500	5,970
	New Westfield Financial, Inc.	17,600	172,832
	New York Community Bancorp, Inc.	16,829	345,331
	NewAlliance Bancshares, Inc.	173,300	2,322,220
	NewBridge Bancorp	3,200	29,600
*	NexCen Brands, Inc.	26,103	17,231
	Northeast Community Bancorp, Inc.	4,438	51,481
#	Northwest Bancorp, Inc.	80,914	1,984,820
	OceanFirst Financial Corp.	20,498	420,824
	Odyssey Re Holdings Corp.	78,806	2,958,377
	Old National Bancorp	112,828	1,972,233
	Old Republic International Corp.	198,177	2,982,564
	Old Second Bancorp, Inc.	11,950	226,931
#	Pacific Capital Bancorp	79,230	1,579,846
	Pacific Mercantile Bancorp	12,372	113,080
	PacWest Bancorp	26,500	558,620
	Park National Corp.	22,587	1,601,418
	Patriot Capital Funding, Inc.	9,943	101,120
	Peapack-Gladstone Financial Corp.	1,700	47,345
*	Penn Treaty American Corp.	39,401	197,005
	Peoples Bancorp, Inc.	17,203	407,539
*	Pico Holdings, Inc.	32,002	1,326,803
*	Pinnacle Financial Partners, Inc.	33,589	903,208
*	Piper Jaffray Companies, Inc.	6,200	235,600
*	PMA Capital Corp. Class A	14,834	148,043
	Presidential Life Corp.	13,605	239,720
*	ProAssurance Corp.	27,100	1,388,333
	ProCentury Corp.	16,012	281,971
	Prosperity Bancshares, Inc.	73,677	2,353,243
	Protective Life Corp.	87,959	3,692,519
#	Provident Bankshares Corp.	22,328	213,456
	Provident Financial Holdings, Inc.	1,200	15,516
	Provident Financial Services, Inc.	63,700	1,002,001
	Provident New York Bancorp	67,590	879,346
	PSB Holdings, Inc.	599	5,586
	QC Holdings, Inc.	25,151	208,753
	Rainier Pacific Financial Group, Inc.	6,279	81,753
	Reinsurance Group of America, Inc.	52,913	2,720,786
	Renasant Corp.	35,162	816,462
	Resource America, Inc.	26,211	263,158
*	Rewards Network, Inc.	45,119	225,595
	Riverview Bancorp, Inc.	9,519	84,909
	RLI Corp.	37,171	1,900,925
	Rockville Financial, Inc.	13,572	187,836

11

	Rome Bancorp, Inc.	4,039	47,256
	S&T Bancorp, Inc.	32,161	1,045,554
	Safety Insurance Group, Inc.	26,205	1,013,085
	Sanders Morris Harris Group, Inc.	31,354	228,884
	Sandy Spring Bancorp, Inc.	27,857	737,653
	SCBT Financial Corp.	8,199	273,027
*	SCPIE Holdings, Inc.	3,900	107,640
*	Seabright Insurance Holdings	34,312	525,660
#	Seacoast Banking Corp. of Florida	10,972	117,949
#	Security Bank Corp.	10,400	57,200
	Selective Insurance Group, Inc.	79,738	1,744,667
	SI Financial Group, Inc.	3,329	32,657
#	Sierra Bancorp	4,241	93,429
*	Signature Bank	24,950	712,073
	Simmons First National Corp. Class A	22,728	691,613
	Somerset Hills Bancorp	526	5,518
#	South Financial Group, Inc.	106,009	584,110
	Southern Community Financial Corp.	8,101	58,003
*	Southern Connecticut Bancorp, Inc.	500	3,550
*	Southern First Bancshares, Inc.	600	8,034
	Southside Bancshares, Inc.	15,563	340,674
	Southwest Bancorp, Inc.	23,704	402,020
*	Specialty Underwriters’ Alliance, Inc.	200	952
	StanCorp Financial Group, Inc.	27,600	1,517,724
	State Auto Financial Corp.	68,289	1,881,362
	State Bancorp, Inc.	7,449	103,914
	Sterling Bancorp	23,007	337,513
	Sterling Bancshares, Inc.	123,754	1,264,766
	Sterling Financial Corp.	24,066	213,706
	Stewart Information Services Corp.	10,300	243,595
*	Stifel Financial Corp.	13,505	771,000
*	Sun American Bancorp	320	1,139
*	Sun Bancorp, Inc.	31,000	339,140
* #	Superior Bancorp	2,593	38,402
	Susquehanna Bancshares, Inc.	112,561	2,166,799
*	Susser Holdings Corp.	15,800	187,704
	SWS Group, Inc.	33,260	614,645
#	Synovus Financial Corp.	283,888	3,261,873
	Taylor Capital Group, Inc.	10,757	138,227
#	Temecula Valley Bancorp, Inc.	1,800	10,836
*	The Bancorp, Inc.	4,200	44,730
#	The Colonial BancGroup, Inc.	105,600	647,328
	The Phoenix Companies, Inc.	44,900	454,837
*	Thomas Weisel Partners Group, Inc.	29,322	199,976
	TIB Financial Corp.	500	3,205
*	Tidelands Bancshares, Inc.	400	3,700
	TierOne Corp.	9,048	64,874
	Tompkins Financial Corp.	9,700	440,380
	Transatlantic Holdings, Inc.	56,901	3,678,650
* #	Trenwick Group, Ltd.	38,857	49
* #	Triad Guaranty, Inc.	5,198	11,488
	Trico Bancshares	26,451	435,912
	Trustmark Corp.	95,311	1,902,408
#	UCBH Holdings, Inc.	130,912	638,851
	UMB Financial Corp.	54,165	2,825,788

12

#	Umpqua Holdings Corp.	97,070	1,353,156
	Union Bankshares Corp.	21,759	436,268
	United Bankshares, Inc.	73,546	2,087,971
#	United Community Banks, Inc.	61,200	640,152
	United Community Financial Corp.	48,128	292,137
	United Financial Bancorp, Inc.	28,623	350,059
	United Fire & Casualty Co.	45,871	1,655,484
*	United PanAm Financial Corp.	5,500	20,405
	United Western Bancorp, Inc.	8,427	145,450
	Unitrin, Inc.	64,440	2,236,068
*	Universal American Corp.	62,500	721,875
	Univest Corporation of Pennsylvania	20,588	505,641
#	Vineyard National Bancorp Co.	5,735	17,377
#	Washington Federal, Inc.	88,972	1,992,083
	Washington Trust Bancorp, Inc.	21,978	520,219
	Webster Financial Corp.	80,945	2,102,142
	Wesbanco, Inc.	45,115	992,530
	Wesco Financial Corp.	2,775	1,182,150
	West Bancorporation	9,485	113,820
* #	Western Alliance Bancorp	1,200	12,708
	Whitney Holding Corp.	108,153	2,457,236
	Willow Financial Bancorp, Inc.	15,732	151,185
	Wintrust Financial Corp.	39,680	1,237,222
	Yadkin Valley Financial Corp.	3,834	58,238
	Zenith National Insurance Corp.	62,693	2,529,663
	Zions Bancorporation	70,883	3,054,348
* #	ZipRealty, Inc.	25,024	120,365
Total Financials			206,265,915

Health Care — (6.4%)
*	Accelrys, Inc.	45,792	298,564
*	Achillion Pharmaceuticals, Inc.	14,700	44,982
*	Adolor Corp.	78,743	446,473
*	Air Methods Corp.	5,600	215,824
*	Albany Molecular Research, Inc.	11,902	166,390
*	Alexza Pharmaceuticals, Inc.	15,480	79,258
*	Allied Healthcare International, Inc.	38,981	68,607
*	Allion Healthcare, Inc.	22,366	133,749
	Alpharma, Inc. Class A	75,028	1,889,955
* #	American Dental Partners, Inc.	11,500	138,230
*	AMICAS, Inc.	60,450	166,238
*	AMN Healthcare Services, Inc.	56,815	989,149
*	Amsurg Corp.	52,953	1,444,558
	Analogic Corp.	22,247	1,490,994
*	AngioDynamics, Inc.	35,639	552,048
*	APP Pharmaceuticals, Inc.	49,573	657,338
*	Applera Corp. - Celera Group	98,347	1,266,709
*	Apria Healthcare Group, Inc.	73,660	1,241,171
*	Arqule, Inc.	37,026	158,471
*	Assisted Living Concepts, Inc.	43,300	290,110
*	ATS Medical, Inc.	15,200	33,440
*	Avalon Pharmaceuticals, Inc.	7,173	12,122
*	Avigen, Inc.	8,882	26,380
*	Bentley Pharmaceuticals, Inc.	20,100	314,766
*	BioScrip, Inc.	65,174	279,596

13

*	Caliper Life Sciences, Inc.	80,521	288,265
	Cambrex Corp.	31,601	194,346
*	Cantel Medical Corp.	24,018	256,993
*	Capital Senior Living Corp.	45,184	363,279
*	Cardiac Science Corp.	31,674	299,003
*	Cerus Corp.	15,300	75,582
*	Chad Therapeutics, Inc.	2,600	676
	Chemed Corp.	500	18,110
*	Combinatorx, Inc.	30,045	109,664
*	Community Health Systems, Inc.	71,900	2,590,557
*	Conmed Corp.	26,275	701,280
*	Continucare Corp.	20,450	44,990
	Cooper Companies, Inc.	37,200	1,504,740
*	Cross Country Healthcare, Inc.	21,202	327,995
*	CryoCor, Inc.	1,000	1,350
*	Cyclacel Pharmaceuticals, Inc.	16,800	35,112
*	Cytokinetics, Inc.	22,659	91,089
	Datascope Corp.	25,788	1,101,663
*	Digirad Corp.	32,221	72,175
*	DUSA Pharmaceuticals, Inc.	4,400	8,712
*	Emergent Biosolutions, Inc.	2,600	27,950
*	Emeritus Corp.	32,600	692,098
*	Evotec AG Sponsored ADR	8,064	31,208
*	Exactech, Inc.	8,100	215,379
* #	Genitope Corp.	22,156	2,216
*	Gentiva Health Services, Inc.	48,303	972,822
*	Greatbatch, Inc.	38,396	719,925
*	Hanger Orthopedic Group, Inc.	17,567	228,371
*	Harvard Bioscience, Inc.	24,678	118,454
*	Healthspring, Inc.	88,101	1,636,917
*	HealthStream, Inc.	9,416	27,683
*	HealthTronics, Inc.	49,487	187,061
*	Hill-Rom Holdings, Inc.	12,556	386,097
*	Hi-Tech Pharmacal Co., Inc.	19,131	176,005
*	Home Diagnostics, Inc.	6,091	48,363
*	IntegraMed America, Inc.	13,755	114,442
	Invacare Corp.	52,601	956,286
* #	Inverness Medical Innovations, Inc.	500	18,280
*	Invitrogen Corp.	38,446	1,766,978
*	Iridex Corp.	4,000	9,320
*	Kindred Healthcare, Inc.	22,800	629,052
*	King Pharmaceuticals, Inc.	199,300	2,044,818
*	Kosan Biosciences, Inc.	26,584	144,085
*	Langer, Inc.	742	1,061
*	Lannet Co., Inc.	10,034	39,133
*	Lexicon Pharmaceuticals, Inc.	141,366	298,282
*	LifePoint Hospitals, Inc.	38,600	1,234,814
*	Magellan Health Services, Inc.	33,768	1,359,162
* #	Martek Biosciences Corp.	55,911	2,111,199
*	Matrixx Initiatives, Inc.	6,600	109,032
*	Maxygen, Inc.	62,533	368,319
*	MedCath Corp.	35,032	760,194
*	Medical Staffing Network Holdings, Inc.	11,568	48,239
*	Memry Corp.	3,100	4,588
*	Merge Healthcare, Inc.	22,300	15,387

14

* #	Molina Healthcare, Inc.	43,538	1,313,106
*	Nabi Biopharmaceuticals	43,190	178,807
	National Healthcare Corp.	15,305	799,686
*	Neogen Corp.	3,615	95,219
*	Neurocrine Biosciences, Inc.	34,200	168,606
*	Neurogen Corp.	9,284	7,706
* #	NovaMed, Inc.	41,145	161,700
*	Novavax, Inc.	36,900	110,700
*	Nutraceutical International Corp.	17,977	237,836
*	Odyssey Healthcare, Inc.	55,644	607,076
	Omnicare, Inc.	80,000	1,958,400
*	Orchid Cellmark, Inc.	18,000	50,940
*	Osteotech, Inc.	22,780	139,414
	Owens & Minor, Inc.	9,300	441,564
*	Par Pharmaceutical Companies, Inc.	57,730	1,052,995
*	PDI, Inc.	5,636	46,497
	PerkinElmer, Inc.	62,800	1,775,984
#	Perrigo Co.	29,255	1,071,026
*	Pharmacyclics, Inc.	15,600	16,068
*	Pharmanet Development Group, Inc.	32,661	551,318
*	PharMerica Corp.	8,345	170,822
*	Prospect Medical Holdings, Inc.	6,100	22,448
*	Providence Service Corp.	19,886	525,985
*	Regeneration Technologies, Inc.	37,671	374,826
*	RehabCare Group, Inc.	30,690	520,809
*	Res-Care, Inc.	49,553	944,976
*	Rotech Healthcare, Inc.	3,820	669
*	Salix Pharmaceuticals, Ltd.	42,710	328,013
*	SciClone Pharmaceuticals, Inc.	20,700	37,053
#	Sciele Pharma, Inc.	61,672	1,351,234
*	SRI/Surgical Express, Inc.	1,900	7,239
	Steris Corp.	81,348	2,460,777
*	Strategic Diagnostics, Inc.	11,411	42,221
*	Sunrise Senior Living, Inc.	65,932	1,745,879
*	Symmetry Medical, Inc.	59,803	885,682
*	Synovis Life Technologies, Inc.	5,700	111,606
*	Theragenics Corp.	24,903	97,869
*	Thoratec Corp.	46,059	761,355
*	Urologix, Inc.	6,800	8,636
*	Vical, Inc.	64,906	207,050
*	ViroPharma, Inc.	116,807	1,120,179
*	Vital Images, Inc.	28,966	447,525
	Vital Signs, Inc.	16,703	948,563
*	Watson Pharmaceuticals, Inc.	78,300	2,236,248
	Young Innovations, Inc.	7,900	161,634
*	Zoll Medical Corp.	25,854	937,208
Total Health Care			65,235,077

Industrials — (15.1%)
	A.O. Smith Corp.	37,110	1,341,527
*	AAR Corp.	65,810	1,268,817
	ABM Industries, Inc.	84,881	1,852,952
*	Acco Brands Corp.	48,500	743,990
*	Accuride Corp.	29,400	227,850
*	AGCO Corp.	36,200	2,187,566

15

* #	Airtran Holdings, Inc.	132,300	396,900
	Alamo Group, Inc.	8,855	204,993
*	Alaska Air Group, Inc.	64,680	1,263,200
	Albany International Corp. Class A	44,752	1,548,867
	Alexander & Baldwin, Inc.	53,656	2,761,674
*	Allied Defense Group, Inc.	13,434	95,381
*	Allied Waste Industries, Inc.	351,413	4,733,533
*	Amerco, Inc.	33,471	1,991,859
#	American Woodmark Corp.	10,900	245,577
	Ameron International Corp.	15,328	1,757,662
	Ampco-Pittsburgh Corp.	10,700	499,262
	Amrep Corp.	5,136	256,851
	Angelica Corp.	15,886	344,885
	Applied Industrial Technologies, Inc.	20,925	575,647
	Applied Signal Technologies, Inc.	20,392	315,464
*	Argon ST, Inc.	35,520	857,453
	Arkansas Best Corp.	42,232	1,569,341
*	Arotech Corp.	12,475	28,942
*	Astec Industries, Inc.	12,037	468,360
*	Avis Budget Group, Inc.	58,900	819,888
*	Axsys Technologies, Inc.	5,283	312,542
*	AZZ, Inc.	10,900	342,042
*	Baker (Michael) Corp.	3,985	89,543
*	Baldwin Technology Co., Inc. Class A	11,505	36,241
#	Barnes Group, Inc.	88,396	2,823,368
	Barrett Business Services, Inc.	16,204	213,083
* #	Beacon Roofing Supply, Inc.	37,617	459,304
#	Belden, Inc.	48,000	2,010,720
	Bowne & Co., Inc.	22,328	343,181
	Brady Co. Class A	63,400	2,454,214
#	Briggs & Stratton Corp.	84,509	1,246,508
*	BTU International, Inc.	15,023	176,670
* #	Builders FirstSource, Inc.	29,000	212,280
#	C&D Technologies, Inc.	43,346	267,878
	Cascade Corp.	19,640	989,070
*	Casella Waste Systems, Inc. Class A	40,827	455,629
*	CBIZ, Inc.	44,608	380,060
	CDI Corp.	34,368	979,488
*	Celadon Group, Inc.	17,749	202,339
	CIRCOR International, Inc.	28,420	1,517,912
*	Columbus McKinnon Corp.	31,466	897,096
	Comfort Systems USA, Inc.	60,640	805,906
*	Commercial Vehicle Group, Inc.	30,468	424,724
*	Competitive Technologies, Inc.	1,700	5,049
*	Consolidated Graphics, Inc.	18,841	1,034,936
*	Cornell Companies, Inc.	18,233	405,502
*	Covenant Transport Group Class A	4,900	23,226
*	CPI Aerostructures, Inc.	3,100	24,459
*	CRA International, Inc.	13,520	471,442
	Cubic Corp.	33,679	851,405
	Curtiss-Wright Corp.	22,900	1,179,579
*	Dollar Thrifty Automotive Group, Inc.	12,700	177,800
	DRS Technologies, Inc.	30,800	2,426,424
*	Ducommun, Inc.	17,869	565,911
#	Eagle Bulk Shipping, Inc.	21,072	702,540

16

*	Eagle Test Systems, Inc.	37,550	432,952
	Electro Rent Corp.	44,076	622,353
*	EMCOR Group, Inc.	102,233	3,000,539
	Encore Wire Corp.	38,138	863,826
* #	Energy Conversion Devices, Inc.	59,285	3,763,412
*	EnerSys	80,843	2,523,110
	Ennis, Inc.	42,220	797,536
*	EnPro Industries, Inc.	27,800	1,114,780
*	Esterline Technologies Corp.	46,770	2,896,466
*	Exponent, Inc.	7,700	251,174
*	ExpressJet Holdings, Inc.	38,400	77,952
	Federal Signal Corp.	79,347	1,069,598
* #	Flanders Corp.	42,806	306,491
* #	Frontier Airlines Holdings, Inc.	26,095	6,132
	G & K Services, Inc. Class A	26,556	929,194
	GATX Corp.	47,000	2,317,570
*	Gehl Co.	5,100	81,600
*	Genesee & Wyoming, Inc.	35,800	1,461,356
*	GP Strategies Corp.	28,291	281,778
#	Granite Construction, Inc.	33,100	1,206,826
	Greenbrier Companies, Inc.	27,500	721,875
*	Griffon Corp.	10,300	93,112
	Hardinge, Inc.	8,800	123,640
#	Heico Corp.	4,900	248,577
	Heico Corp. Class A	6,100	241,682
*	Henry Bros. Electronics, Inc.	2,367	15,149
*	Herley Industries, Inc.	6,985	112,249
*	Hertz Global Holdings, Inc.	100,000	1,322,000
* #	HQ Sustainable Maritime Industries, Inc.	4,520	69,382
*	Hudson Highland Group, Inc.	18,958	237,544
*	Huttig Building Products, Inc.	12,659	29,622
*	ICT Group, Inc.	4,000	42,400
	IKON Office Solutions, Inc.	110,000	1,329,900
*	Insituform Technologies, Inc. Class A	46,728	861,664
	Insteel Industries, Inc.	15,186	243,432
*	Integrated Electrical Services, Inc.	16,039	292,872
*	Intersections, Inc.	21,230	199,137
* #	JetBlue Airways Corp.	85,845	340,805
*	Kadant, Inc.	24,300	649,539
	Kaman Corp. Class A	41,767	1,081,765
*	Kansas City Southern	58,100	2,902,676
	Kelly Services, Inc. Class A	52,311	1,098,531
	Kennametal, Inc.	38,600	1,491,890
*	Key Technology, Inc.	1,000	36,570
*	Kforce, Inc.	200	1,850
	L.S. Starrett Co. Class A	2,000	45,560
*	Layne Christensen Co.	27,150	1,388,180
*	LECG Corp.	37,009	373,791
*	LMI Aerospace, Inc.	5,698	118,518
	LSI Industries, Inc.	27,086	288,195
*	Lydall, Inc.	19,946	305,972
*	M&F Worldwide Corp.	36,216	1,296,171
*	Mac-Gray Corp.	9,112	95,858
*	Magnetek, Inc.	50,297	226,337
*	Marten Transport, Ltd.	37,096	664,760

17

	McGrath Rentcorp.	39,808	1,099,895
* #	Medialink Worldwide, Inc.	9,800	9,996
* #	Mesa Air Group, Inc.	15,600	11,232
	Met-Pro Corp.	25,037	337,499
*	MFRI, Inc.	10,985	171,256
*	Miller Industries, Inc.	7,900	88,401
*	Misonix, Inc.	3,187	11,473
*	Mobile Mini, Inc.	57,814	1,397,364
*	Moog, Inc. Class A	34,459	1,562,371
*	MTC Technologies, Inc.	14,300	340,769
	Mueller Industries, Inc.	62,285	2,229,180
	Mueller Water Products, Inc.	16,900	171,197
	Mueller Water Products, Inc. Class B	75,437	746,826
	NACCO Industries, Inc. Class A	11,323	983,516
*	National Technical Systems, Inc.	8,021	44,517
*	Navigant Consulting, Inc.	54,700	1,102,205
*	NCI Building Systems, Inc.	14,200	443,608
*	North America Galvanizing & Coatings, Inc.	18,997	146,087
*	Old Dominion Freight Line, Inc.	31,275	943,880
*	On Assignment, Inc.	50,573	421,779
*	Owens Corning, Inc.	114,500	2,957,535
*	P.A.M. Transportation Services, Inc.	14,780	216,675
*	Paragon Technologies, Inc.	836	5,467
*	Park-Ohio Holdings Corp.	14,746	221,485
	Pentair, Inc.	47,100	1,762,953
*	PGT, Inc.	1,000	3,070
*	PHH Corp.	51,839	976,128
*	Plug Power, Inc.	59,985	188,353
	Portec Rail Products, Inc.	11,368	138,121
*	Powell Industries, Inc.	10,068	538,336
*	Quanex Building Products Corp.	33,489	589,406
*	RCM Technologies, Inc.	8,915	38,513
	Regal-Beloit Corp.	52,817	2,455,991
*	Republic Airways Holdings, Inc.	20,900	254,562
*	Rush Enterprises, Inc. Class A	32,267	522,080
*	Rush Enterprises, Inc. Class B	1,650	24,816
	Ryder System, Inc.	43,502	3,194,352
*	Saia, Inc.	5,410	75,253
	Schawk, Inc.	44,901	751,643
*	School Specialty, Inc.	24,981	784,154
*	Shaw Group, Inc.	10,700	652,700
*	SIFCO Industries, Inc.	3,698	47,519
#	Simpson Manufacturing Co., Inc.	80,100	2,113,038
	Skywest, Inc.	103,125	1,594,313
*	SL Industries, Inc.	5,300	77,910
*	Sparton Corp.	4,098	18,851
*	Spherion Corp.	28,700	144,361
	Standard Register Co.	35,546	422,286
	Standex International Corp.	21,210	437,987
*	Superior Essex, Inc.	32,011	1,392,479
	Sypris Solutions, Inc.	16,301	73,191
*	SYS Technologies	5,800	14,210
	TAL International Group, Inc.	55,053	1,479,274
	Technology Research Corp.	4,545	13,635
	Tecumseh Products Co. Class A	6,200	216,442

18

*	Tecumseh Products Co. Class B	2,200	66,550
	Tennant Co.	2,869	100,903
	Timken Co.	80,300	2,941,389
	Titan International, Inc.	28,400	1,122,652
*	TRC Companies, Inc.	17,900	92,722
	Tredegar Industries, Inc.	20,400	298,044
* #	Trex Co., Inc.	12,100	135,520
	Trinity Industries, Inc.	6,700	273,695
	Triumph Group, Inc.	28,019	1,742,502
*	TRM Corp.	5,405	1,351
*	TrueBlue, Inc.	37,260	542,506
	Twin Disc, Inc.	14,192	269,648
	UAL Corp.	70,000	597,800
*	Ultralife Batteries, Inc.	5,100	64,413
*	United Rentals, Inc.	50,223	1,034,092
*	United Stationers, Inc.	38,587	1,633,774
	Universal Forest Products, Inc.	31,126	1,056,105
*	URS Corp.	27,400	1,309,994
	Viad Corp.	34,105	1,124,783
*	Volt Information Sciences, Inc.	35,639	533,159
	Wabash National Corp.	42,100	361,218
#	Watts Water Technologies, Inc.	49,486	1,403,423
*	WCA Waste Corp.	26,251	144,643
	Werner Enterprises, Inc.	119,942	2,271,701
*	Westaff, Inc.	9,981	20,361
* #	YRC Worldwide, Inc.	34,617	604,413
Total Industrials			152,869,863

Information Technology — (15.8%)
*	3Com Corp.	255,961	645,022
* #	Access Integrated Technologies, Inc.	16,900	36,335
*	Actel Corp.	31,457	539,488
*	ActivIdentity Corp.	58,323	165,637
	Acxiom Corp.	50,191	736,302
*	Adaptec, Inc.	153,732	496,554
*	ADC Telecommunications, Inc.	160,133	2,520,493
*	Advanced Energy Industries, Inc.	73,148	1,158,664
*	Advanced Photonix, Inc.	3,200	4,480
*	Aehr Test Systems	3,906	34,138
*	Aetrium, Inc.	10,867	34,014
	Agilysys, Inc.	24,993	260,927
*	Airspan Networks, Inc.	30,700	27,262
	Alliance Semiconductor Corp.	6,850	6,508
	American Software, Inc. Class A	38,542	252,065
*	Amtech Systems, Inc.	15,199	149,406
*	Anaren, Inc.	8,900	115,789
*	Applied Digital Solutions, Inc.	11,320	9,622
*	Applied Micro Circuits Corp.	51,913	509,267
*	Ariba, Inc.	103,367	1,533,966
*	Arrow Electronics, Inc.	148,301	4,546,909
	Astro-Med, Inc.	500	5,000
*	Autobytel, Inc.	28,100	46,927
* #	Avid Technology, Inc.	62,100	1,332,666
*	Aviza Technology, Inc.	9,466	5,112
*	Avnet, Inc.	124,586	3,677,779

19

*	Avocent Corp.	46,900	925,337
	AVX Corp.	162,370	2,162,768
*	Aware, Inc.	39,947	144,608
*	Axcelis Technologies, Inc.	107,332	612,866
*	AXT, Inc.	50,751	234,470
	Bel Fuse, Inc. Class B	15,725	411,838
*	Bell Microproducts, Inc.	8,573	22,718
*	Benchmark Electronics, Inc.	114,600	2,036,442
	Black Box Corp.	29,857	856,896
*	Bookham, Inc.	95,797	194,468
*	Borland Software Corp.	37,500	52,875
*	Bottomline Technologies, Inc.	36,340	361,583
*	Brocade Communications Systems, Inc.	26,375	212,583
*	Brooks Automation, Inc.	65,300	665,407
*	Cabot Microelectronics Corp.	40,029	1,485,076
*	CACI International, Inc. Class A	50,884	2,593,557
*	CalAmp Corp.	33,748	84,707
*	California Micro Devices Corp.	34,522	123,244
*	CallWave, Inc.	28,206	68,541
*	Captaris, Inc.	39,843	173,715
*	Cascade Microtech, Inc.	11,648	91,437
*	Catalyst Semiconductor, Inc.	21,748	97,866
*	Catapult Communications Corp.	22,221	163,769
*	Centillium Communications, Inc.	13,700	10,960
*	CEVA, Inc.	33,915	283,869
*	Checkpoint Systems, Inc.	67,815	1,761,156
*	Ciber, Inc.	29,100	204,282
*	Cirrus Logic, Inc.	150,565	987,706
*	CMGI, Inc.	79,232	1,186,895
	Cognex Corp.	66,871	1,863,026
*	Coherent, Inc.	25,322	766,497
	Cohu, Inc.	38,305	655,399
*	CommScope, Inc.	2,512	137,783
*	Conexant Systems, Inc.	10,191	4,688
*	Convergys Corp.	110,673	1,785,155
*	CPI International, Inc.	20,576	250,821
*	Credence Systems Corp.	59,485	64,244
	CTS Corp.	17,100	186,048
*	Cyberoptics Corp.	13,297	119,141
*	Cybersource Corp.	26,853	521,217
	Dataram Corp.	4,261	13,848
*	Digi International, Inc.	42,682	384,992
*	Digimarc Corp.	37,446	416,025
*	Ditech Networks, Inc.	17,050	40,579
*	Dot Hill Systems Corp.	39,166	117,498
*	DSP Group, Inc.	40,667	339,163
*	Dycom Industries, Inc.	51,365	880,910
*	Dynamics Research Corp.	12,323	132,103
*	EarthLink, Inc.	105,098	1,008,941
*	Edgewater Technology, Inc.	13,658	70,202
*	EFJ, Inc.	11,000	16,280
*	Electro Scientific Industries, Inc.	14,500	229,100
*	Electroglas, Inc.	6,000	11,280
*	Electronics for Imaging, Inc.	57,362	950,488
*	EMS Technologies, Inc.	26,526	726,282

20

*	Endwave Corp.	14,457	98,886
*	Entegris, Inc.	69,757	536,431
*	Entertainment Distribution Co., Inc.	9,796	4,408
*	Entorian Technologies, Inc.	13,771	14,460
*	EPIQ Systems, Inc.	58,552	965,522
*	ePlus, Inc.	400	4,760
*	Exar Corp.	77,466	608,883
*	Extreme Networks, Inc.	193,560	629,070
*	Fairchild Semiconductor Corp. Class A	121,686	1,825,290
* #	FortuNet, Inc.	10,899	68,773
	Frequency Electronics, Inc.	11,786	78,966
*	FSI International, Inc.	2,100	3,675
*	Gerber Scientific, Inc.	39,462	395,015
	Gevity HR, Inc.	18,000	134,460
*	Globecomm Systems, Inc.	13,606	132,114
*	Glu Mobile, Inc.	800	3,944
*	Greenfield Online, Inc.	44,743	570,026
*	GTSI Corp.	7,053	54,238
*	Hackett Group, Inc.	72,504	382,821
*	Harris Stratex Networks, Inc. Class A	25,689	288,744
*	Hauppauge Digital, Inc.	2,458	5,653
*	hi/fn, Inc.	18,057	91,368
*	Hutchinson Technology, Inc.	33,100	476,640
*	Hypercom Corp.	65,824	320,563
*	I.D. Systems, Inc.	13,800	101,568
*	iGATE Capital Corp.	13,953	119,298
*	Ikanos Communications	48,139	171,375
	Imation Corp.	43,908	1,148,633
*	InFocus Corp.	18,993	32,478
	InfoSpace, Inc.	58,078	530,252
*	Ingram Micro, Inc.	216,363	3,922,661
*	Insight Enterprises, Inc.	79,022	1,058,895
	Integral Systems, Inc.	11,102	439,528
*	Integrated Device Technology, Inc.	134,930	1,522,010
*	Integrated Silicon Solution, Inc.	43,420	264,862
*	Intelligent Systems Corp.	1,500	4,950
*	International Rectifier Corp.	90,882	2,106,645
*	Internet Brands, Inc.	2,500	17,725
*	Internet Capital Group, Inc.	16,249	163,465
*	Interphase Corp.	6,300	23,436
	Intersil Corp.	128,003	3,567,444
*	Interwoven, Inc.	76,911	1,031,377
*	Intest Corp.	500	898
*	Intevac, Inc.	18,196	209,254
*	IntriCon Corp.	600	4,680
*	Iomega Corp.	53,646	206,001
*	iPass, Inc.	95,681	205,714
*	Ixia	114,375	925,294
*	IXYS Corp.	50,722	591,419
*	JDA Software Group, Inc.	51,429	1,049,152
* #	JDS Uniphase Corp.	238,888	2,955,045
*	Jupitermedia Corp.	16,137	30,015
	Keithley Instruments, Inc.	26,035	266,598
*	Kemet Corp.	40,200	162,006
*	Key Tronic Corp.	12,603	45,371

21

*	Keynote Systems, Inc.	15,371	207,509
*	Kopin Corp.	115,003	348,459
*	Kratos Defense & Security Solutions, Inc.	69,000	134,550
*	KVH Industries, Inc.	24,569	216,207
*	L-1 Identity Solutions, Inc.	108,362	1,712,120
*	Lattice Semiconductor Corp.	93,317	332,209
*	Lawson Software, Inc.	301,887	2,632,455
*	Leadis Technolgies, Inc.	11,900	19,873
*	LeCroy Corp.	15,528	134,317
*	Lionbridge Technologies, Inc.	60,119	146,089
*	Littlefuse, Inc.	32,600	1,231,954
*	LookSmart, Ltd.	33,458	144,873
*	Loral Space & Communications, Inc.	18,007	349,156
*	Management Network Group, Inc.	39,902	66,237
*	Mastec, Inc.	43,980	518,524
*	Mattson Technology, Inc.	79,957	401,384
	Maximus, Inc.	26,791	985,105
*	MedQuist, Inc.	5,372	48,751
*	Mentor Graphics Corp.	58,318	679,405
*	Mercury Computer Systems, Inc.	22,900	203,123
*	Merix Corp.	17,800	44,500
	Methode Electronics, Inc.	32,800	375,232
*	Microtune, Inc.	29,053	121,442
*	MIVA, Inc.	11,200	19,040
*	MKS Instruments, Inc.	84,500	1,990,820
*	Moldflow Corp.	11,556	254,232
*	MoSys, Inc.	8,947	44,735
*	MPS Group, Inc.	70,300	807,044
*	MRV Communications, Inc.	25,238	44,924
*	MSC. Software Corp.	75,317	931,671
* #	Multi-Fineline Electronix, Inc.	42,014	842,381
*	Nanometrics, Inc.	24,450	192,911
*	Napco Security Systems, Inc.	13,862	63,765
*	Napster, Inc.	16,900	26,195
*	NCR Corp.	102,200	2,704,212
*	NetManage, Inc.	5,165	36,723
*	NetScout Systems, Inc.	65,196	828,641
*	Network Engines, Inc.	13,600	17,272
* #	Network Equipment Technologies, Inc.	34,300	167,727
*	Newport Corp.	20,088	268,777
*	Novatel Wireless, Inc.	7,700	79,387
*	Novell, Inc.	33,850	239,658
*	Nu Horizons Electronics Corp.	13,600	78,200
* #	OmniVision Technologies, Inc.	91,870	1,488,294
	Openwave Systems, Inc.	12,900	25,542
*	Oplink Communications, Inc.	32,632	361,563
*	OPNET Technologies, Inc.	32,539	307,494
*	OSI Systems, Inc.	29,964	755,392
* #	Palm, Inc.	127,221	770,959
*	PAR Technology Corp.	20,630	193,922
	Park Electrochemical Corp.	26,150	772,733
*	PC Connection, Inc.	20,354	221,655
	PC-Tel, Inc.	34,660	342,787
*	PDF Solutions, Inc.	31,667	178,602
	Pegasystems, Inc.	57,552	709,041

22

*	Perceptron, Inc.	13,704	118,814
*	Performance Technologies, Inc.	18,868	104,529
*	Pericom Semiconductor Corp.	42,396	794,501
*	Perot Systems Corp.	145,482	2,403,363
*	Pervasive Software, Inc.	22,726	106,130
*	Photon Dynamics, Inc.	15,000	190,800
*	Photronics, Inc.	19,300	173,314
*	Planar Systems, Inc.	22,460	74,567
	Plantronics, Inc.	81,100	1,969,919
*	PLATO Learning, Inc.	34,531	90,817
*	Plexus Corp.	77,890	2,198,835
*	PLX Technology, Inc.	29,107	243,335
* #	Powerwave Technologies, Inc.	111,135	447,874
* ●	Price Communications Liquidation Trust	21,600	2,950
*	Quantum Corp.	259,224	443,273
*	Quest Software, Inc.	52,400	891,324
*	QuickLogic Corp.	10,000	20,500
*	RadiSys Corp.	38,206	383,206
*	Radyne Corp.	10,200	114,342
*	RealNetworks, Inc.	228,577	1,668,612
	REMEC, Inc.	3,255	3,906
*	RF Micro Devices, Inc.	188,354	753,416
*	RF Monolithics, Inc.	13,050	28,710
	Richardson Electronics, Ltd.	18,521	104,644
*	Rudolph Technologies, Inc.	46,989	472,709
*	S1 Corp.	94,279	616,585
*	Safeguard Scientifics, Inc.	66,500	91,770
*	Sanmina-SCI Corp.	250,186	375,279
*	ScanSource, Inc.	27,200	814,912
*	SCM Microsystems, Inc.	6,666	19,798
*	Seachange International, Inc.	37,300	293,178
*	Secure Computing Corp.	105,197	560,700
*	Semitool, Inc.	56,902	477,408
*	Semtech Corp.	81,583	1,429,334
*	SI International, Inc.	21,319	522,316
*	Silicon Image, Inc.	62,979	442,742
*	Silicon Storage Technology, Inc.	100,468	326,521
*	Skyworks Solutions, Inc.	273,925	2,829,645
*	Smith Micro Software, Inc.	25,300	213,532
	Soapstone Networks, Inc.	25,187	134,247
* #	Sonic Solutions, Inc.	22,569	216,662
*	SonicWALL, Inc.	102,175	817,400
*	Spectrum Control, Inc.	13,600	123,896
*	Standard Microsystems Corp.	39,457	1,286,298
	StarTek, Inc.	23,512	203,379
*	STEC, Inc.	84,735	1,080,371
*	SumTotal Systems, Inc.	29,146	135,529
*	SupportSoft, Inc.	63,454	236,683
*	Sycamore Networks, Inc.	460,827	1,562,204
*	Sykes Enterprises, Inc.	69,856	1,446,718
*	Symmetricom, Inc.	77,803	327,551
*	SYNNEX Corp.	53,338	1,325,449
*	Take-Two Interactive Software, Inc.	66,614	1,803,241
*	Tech Data Corp.	69,500	2,543,005
	Technitrol, Inc.	68,300	1,362,585

23

*	TechTeam Global, Inc.	17,074	169,886
*	Tekelec	110,070	1,848,075
*	Tellabs, Inc.	354,400	1,927,936
*	Telular Corp.	1,771	6,429
*	Tessco Technologies, Inc.	2,900	36,888
*	Think Partnership, Inc.	18,100	9,050
*	TIBCO Software, Inc.	321,665	2,483,254
*	Tollgrade Communications, Inc.	6,511	34,639
*	Track Data Corp.	4,385	11,182
*	Transact Technologies, Inc.	12,187	103,468
*	Triquint Semiconductor, Inc.	239,370	1,594,204
*	TTM Technologies, Inc.	71,070	1,034,779
*	Tumbleweed Communications Corp.	23,711	43,865
*	Ultra Clean Holdings, Inc.	27,700	288,911
*	Ultratech, Inc.	34,954	559,614
	United Online, Inc.	35,721	436,868
* #	UTStarcom, Inc.	178,309	855,883
*	Veeco Instruments, Inc.	50,550	972,077
*	Vicon Industries, Inc.	4,600	22,080
*	Video Display Corp.	3,412	26,443
*	Vignette Corp.	14,730	190,754
*	Virage Logic Corp.	39,623	262,304
*	Vishay Intertechnology, Inc.	103,500	1,043,280
* #	Vitesse Semiconductor, Inc.	17,300	11,591
*	Website Pros, Inc.	46,942	385,394
*	Westell Technologies, Inc.	29,200	41,464
*	Wireless Telecom Group, Inc.	13,295	17,549
*	WPCS International, Inc.	10,015	71,006
* #	X-Rite, Inc.	29,815	52,474
*	ZILOG, Inc.	8,724	34,373
*	Zones, Inc.	15,633	128,191
*	Zoran Corp.	85,059	1,244,413
*	Zygo Corp.	29,105	348,387
Total Information Technology			159,866,252

Materials — (6.0%)
	A. Schulman, Inc.	20,955	473,373
	A.M. Castle & Co.	36,640	1,202,891
*	American Pacific Corp.	1,843	31,239
	Arch Chemicals, Inc.	41,969	1,596,081
	Ashland, Inc.	78,930	4,236,173
*	Basin Water, Inc.	18,667	91,095
	Bemis Co., Inc.	66,698	1,774,167
*	Brush Engineered Materials, Inc.	3,800	126,958
*	Buckeye Technologies, Inc.	66,331	705,762
*	Caraustar Industries, Inc.	37,018	85,141
	Chemtura Corp.	145,438	1,269,674
	Chesapeake Corp.	9,200	31,740
* #	Coeur d’Alene Mines Corp.	292,666	916,045
*	Core Molding Technologies, Inc.	4,804	35,309
	Cytec Industries, Inc.	40,900	2,583,244
	Empire Resources, Inc.	6,098	29,636
* #	Esmark, Inc.	1,300	24,570
	Ferro Corp.	74,108	1,434,731
	Friedman Industries, Inc.	3,900	24,375

24

#	Georgia Gulf Corp.	22,600	95,824
	Gibraltar Industries, Inc.	20,750	334,698
	Glatfelter Co.	25,112	391,245
*	Graphic Packaging Holding Co.	206,400	613,008
	H.B. Fuller Co.	95,744	2,381,153
* #	Headwaters, Inc.	69,700	757,639
*	ICO, Inc.	6,700	47,168
	Kaiser Aluminum Corp.	17,600	1,129,040
	Louisiana-Pacific Corp.	101,370	1,230,632
	Lubrizol Corp.	33,300	1,868,130
*	Material Sciences Corp.	10,322	79,583
*	Maxxam, Inc.	2,600	74,100
	MeadWestavco Corp.	151,077	3,887,211
	Minerals Technologies, Inc.	31,680	2,205,245
*	Mines Management, Inc.	15,100	53,605
*	Mod-Pac Corp.	823	4,378
	Myers Industries, Inc.	8,510	103,397
	Neenah Paper, Inc.	24,182	513,868
	NL Industries, Inc.	82,068	943,782
	NN, Inc.	2,900	37,729
*	Northern Technologies International Corp.	3,000	44,340
*	Northwest Pipe Co.	14,371	675,293
	Olin Corp.	66,800	1,503,000
	Olympic Steel, Inc.	16,464	1,069,831
*	OM Group, Inc.	30,100	1,308,748
	Penford Corp.	13,203	287,693
*	Peoplesupport, Inc.	16,544	153,032
*	PolyOne Corp.	155,511	1,203,655
	Quaker Chemical Corp.	14,530	464,524
	Reliance Steel & Aluminum Co.	80	5,438
	Rock-Tenn Co. Class A	64,211	2,291,691
*	Rockwood Holdings, Inc.	16,101	591,229
*	Rosetta Resources, Inc.	84,339	2,271,249
	Schnitzer Steel Industries, Inc. Class A	7,300	731,022
	Schweitzer-Maudoit International, Inc.	12,900	263,160
	Sensient Technologies Corp.	81,385	2,559,558
	Sims Group, Ltd. Sponsored ADR	23,640	871,843
*	Smurfit-Stone Container Corp.	228,360	1,536,863
	Spartech Corp.	16,000	172,320
	Stepan Co.	16,908	691,368
* #	Stillwater Mining Co.	95,936	1,376,682
*	U.S. Concrete, Inc.	31,778	166,835
*	U.S. Gold Corp.	60,063	129,736
*	United States Lime & Minerals, Inc.	3,000	111,750
*	Universal Stainless & Alloy Products, Inc.	5,320	209,927
	Valspar Corp.	112,011	2,526,968
	Wausau Paper Corp.	63,333	601,664
	Westlake Chemical Corp.	56,900	987,215
	Worthington Industries, Inc.	138,618	2,764,043
Total Materials			60,994,316

Telecommunication Services — (0.6%)
	Arbinet-thexchange, Inc.	42,814	162,693
#	CenturyTel, Inc.	134,965	4,779,111
*	Cincinnati Bell, Inc.	85,400	359,534

25

	D&E Communications, Inc.	15,151	145,904
*	General Communications, Inc. Class A	33,200	244,352
	Hickory Tech Corp.	3,988	33,778
	IDT Corp.	8,600	28,380
	IDT Corp. Class B	39,000	139,230
*	LCC International, Inc. Class A	15,938	20,082
* #	Nextwave Wireless, Inc.	76,753	412,164
*	Occam Networks, Inc.	400	1,708
	Shenandoah Telecommunications Co.	3,000	49,140
	SureWest Communications	6,900	67,758
*	Xeta Corp.	9,261	29,635
	Total Telecommunication Services		6,473,469

	Utilities — (0.1%)
	Connecticut Water Services, Inc.	400	9,704
	Middlesex Water Co.	22,032	406,270
	Total Utilities		415,974

	TOTAL COMMON STOCKS		911,383,527

	PREFERRED STOCKS — (0.1%)
	Health Care — (0.1%)
*	Inverness Medical Innovations, Inc. Series B	2,601	673,659

	RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	7,455	11,182
	TEMPORARY CASH INVESTMENTS — (1.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,363,586	10,363,586

		Face
		Amount
		(000)
	SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $133,791,286 FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 05/01/13 to 06/01/38, valued at $84,172,319 ) to be repurchased at $81,736,702	$81,721	81,720,698
@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $10,580,000 FNMA 5.000%, 04/01/38, valued at $10,241,518 ) to be repurchased at $9,943,838	9,942	9,941,966

	TOTAL SECURITIES LENDING COLLATERAL		91,662,664

	TOTAL INVESTMENTS - (100.0%) (Cost $1,029,317,711)		$1,014,094,618

See accompanying Notes to Financial Statements.

26

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (87.5%)
Consumer Discretionary — (10.5%)
*	1-800-FLOWERS.COM, Inc.	4,100	$33,948
*	4Kids Entertainment, Inc.	2,300	17,940
*	99 Cents Only Stores	23,969	200,621
* #	A.C. Moore Arts & Crafts, Inc.	3,300	23,067
#	Aaron Rents, Inc.	14,800	331,372
	Aaron Rents, Inc. Class A	1,144	22,914
#	Abercrombie & Fitch Co.	4,500	326,700
* #	AbitibiBowater Canada, Inc.	2,236	26,564
*	Acme Communications, Inc.	2,301	3,451
	Acme United Corp.	1,000	13,990
	Advance Auto Parts, Inc.	20,650	832,195
*	Aeropostale, Inc.	8,941	312,399
*	AFC Enterprises, Inc.	2,800	28,000
*	Aftermarket Technology Corp.	6,200	138,818
	Ah Belo Corp.	4,542	43,149
#	Aldila, Inc.	1,600	12,240
*	Alloy, Inc.	5,707	49,080
* #	Amazon.com, Inc.	28,280	2,308,214
	Ambassadors Group, Inc.	1,885	34,986
* #	AMDL, Inc.	2,300	7,199
#	American Axle & Manufacturing Holdings, Inc.	17,600	327,184
*	American Biltrite, Inc.	327	1,798
	American Eagle Outfitters, Inc.	10,911	198,798
	American Greetings Corp. Class A	9,000	167,940
*	America’s Car-Mart, Inc.	3,810	62,827
#	Ameristar Casinos, Inc.	15,008	267,443
*	AnnTaylor Stores Corp.	19,000	520,220
*	Apollo Group, Inc. Class A	16,700	798,093
#	Arbitron, Inc.	4,206	209,711
#	Arctic Cat, Inc.	2,500	19,775
	Ark Restaurants Corp.	483	12,799
#	ArvinMeritor, Inc.	20,400	305,388
	Asbury Automotive Group, Inc.	7,700	126,819
*	Ashworth, Inc.	3,010	9,722
*	Audiovox Corp. Class A	600	6,396
*	AutoNation, Inc.	57,890	914,083
*	Autozone, Inc.	4,553	576,228
* #	Avatar Holdings, Inc.	2,634	91,321
* #	Bakers Footwear Group, Inc.	600	1,200
*	Ballantyne of Omaha, Inc.	3,565	14,973
*	Bally Technologies, Inc.	4,000	180,040
	Barnes & Noble, Inc.	17,932	547,105
*	Barry (R.G.) Corp.	3,400	26,962

1

#	Bassett Furniture Industries, Inc.	3,800	45,562
	Beasley Broadcast Group, Inc.	1,050	4,935
#	Bebe Stores, Inc.	28,909	330,430
*	Bed Bath and Beyond, Inc.	21,300	678,618
	Belo Corp. Class A	26,410	252,480
*	Benihana, Inc.	1,044	9,406
*	Benihana, Inc. Class A	1,488	13,303
	Best Buy Co., Inc.	31,843	1,486,750
#	Big 5 Sporting Goods Corp.	1,200	10,788
* #	Big Lots, Inc.	16,220	503,793
* #	BJ’s Restaurants, Inc.	8,400	107,688
#	Black & Decker Corp.	6,000	388,200
#	Blockbuster, Inc. Class A	19,900	64,675
*	Blockbuster, Inc. Class B	19,013	48,673
* #	Blue Nile, Inc.	1,300	69,303
* #	Bluegreen Corp.	10,800	74,304
	Blyth, Inc.	11,500	223,790
#	Bob Evans Farms, Inc.	7,810	227,349
#	Bon-Ton Stores, Inc.	3,000	19,980
#	Books-A-Million, Inc.	4,080	30,641
	BorgWarner, Inc.	14,800	765,308
	Bowl America, Inc. Class A	400	5,610
#	Boyd Gaming Corp.	18,050	287,897
	Brinker International, Inc.	21,550	472,591
#	Brookfield Homes Corp.	9,200	138,920
	Brown Shoe Company, Inc.	13,825	233,504
#	Brunswick Corp.	28,500	390,450
#	Buckle, Inc.	7,300	334,559
* #	Buffalo Wild Wings, Inc.	2,900	95,555
* #	Build-A-Bear-Workshop, Inc.	6,400	58,560
#	Building Materials Holding Corp.	1,800	4,824
	Bunge, Ltd.	12,500	1,492,125
	Burger King Holdings, Inc.	25,100	716,605
* #	Cabela’s, Inc.	21,234	294,091
*	Cablevision Systems New York Group Class A	7,600	206,036
*	Cache, Inc.	4,500	57,105
* #	California Coastal Communities, Inc.	1,778	8,125
*	California Pizza Kitchen, Inc.	10,000	139,100
	Callaway Golf Co.	19,416	246,583
	Canterbury Park Holding Corp.	514	4,883
*	Capella Education Co.	2,200	142,802
*	Career Education Corp.	15,600	285,324
* #	CarMax, Inc.	17,506	343,818
	Carmike Cinemas, Inc.	2,600	21,580
	Carnival Corp.	57,660	2,309,860
*	Carriage Services, Inc.	6,149	44,150
*	Carter’s, Inc.	17,773	264,818
* #	Casual Male Retail Group, Inc.	2,800	11,452
	Cato Corp. Class A	8,900	137,683
*	Cavalier Homes, Inc.	3,130	7,168
*	Cavco Industries, Inc.	2,050	78,576
	CBRL Group, Inc.	3,800	111,910
	CBS Corp. Class A	4,404	94,818
	CBS Corp. Class B	58,034	1,252,374
*	CEC Entertainment, Inc.	4,900	177,086

2

	Centex Corp.	37,500	706,125
*	Champion Enterprises, Inc.	19,200	160,320
* #	Charles and Colvard, Ltd.	1,585	2,124
*	Charlotte Russe Holding, Inc.	8,000	150,080
* #	Charter Communications, Inc.	60,334	95,931
* #	Cheesecake Factory, Inc.	13,700	274,411
#	Cherokee, Inc.	1,521	41,417
*	Chicos FAS, Inc.	24,179	184,002
* #	Chipotle Mexican Grill, Inc.	1,400	129,220
*	Chipotle Mexican Grill, Inc. Class B	2,200	181,918
	Choice Hotels International, Inc.	15,200	526,680
	Christopher & Banks Corp.	10,400	117,000
* #	Chromcraft Revington, Inc.	2,232	8,638
	Churchill Downs, Inc.	3,813	162,968
	Cinemark Holdings, Inc.	158	2,286
#	Circuit City Stores, Inc.	14,000	68,740
#	Citadel Broadcasting Co.	28,075	49,412
* #	Citi Trends, Inc.	1,600	35,520
	CKE Restaurants, Inc.	12,400	146,816
*	CKX, Inc.	11,165	118,014
	Clear Channel Communications, Inc.	17,740	621,255
*	Coach, Inc.	17,260	626,538
	Coachmen Industries, Inc.	200	610
	Coast Distribution System, Inc.	517	2,482
	Cobra Electronics Corp.	1,135	3,700
* #	Coinstar, Inc.	5,500	209,550
* #	Coldwater Creek, Inc.	4,500	29,430
#	Collectors Universe, Inc.	2,293	21,829
#	Columbia Sportswear Co.	11,200	490,784
	Comcast Corp. Class A	201,673	4,537,642
	Comcast Corp. Special Class A Non-Voting	101,077	2,253,006
*	Concord Camera Corp.	405	1,389
* #	Conn’s, Inc.	6,921	119,526
	Cooper Tire & Rubber Co.	19,100	209,718
* #	Corinthian Colleges, Inc.	18,261	233,741
	Courier Corp.	4,572	107,396
* #	Cox Radio, Inc.	10,533	134,296
#	CPI Corp.	840	19,026
	Craftmade International, Inc.	822	5,359
* #	Crown Media Holdings, Inc.	16,074	80,691
*	CSK Auto Corp.	4,300	49,579
	CSS Industries, Inc.	2,400	70,752
*	Culp, Inc.	3,600	25,920
* #	Cumulus Media, Inc. Class A	3,700	19,425
*	Cybex International, Inc.	7,361	30,548
*	Cycle Country Accessories Corp.	300	480
	D.R. Horton, Inc.	54,700	695,237
	Darden Restaurants, Inc.	9,600	328,800
*	Deckers Outdoor Corp.	1,602	219,025
	Decorator Industries, Inc.	300	888
*	dELiA*s, Inc.	836	2,132
	Delta Apparel, Inc.	1,328	3,944
*	Design Within Reach, Inc.	1,958	7,597
#	DeVry, Inc.	11,200	638,960
* #	DG Fastchannel, Inc.	5,774	113,401

3

*	Dick’s Sporting Goods, Inc.	18,100	419,015
*	Diedrich Coffee, Inc.	800	1,920
#	Dillards, Inc. Class A	20,995	341,799
* #	Directed Electronics, Inc.	400	616
*	Discovery Holding Co. Class A	53,773	1,408,315
* #	Discovery Holding Co. Class B	1,200	31,242
* #	DISH Network Corp.	14,620	513,308
	Disney (Walt) Co.	199,700	6,709,920
*	Dixie Group, Inc.	2,745	20,038
*	Dollar Tree, Inc.	16,990	626,931
* #	Domino’s Pizza, Inc.	14,800	199,208
*	Dorman Products, Inc.	4,491	42,664
#	Dover Downs Gaming & Entertainment, Inc.	2,650	23,108
	Dover Motorsports, Inc.	3,800	23,636
* #	DreamWorks Animation SKG, Inc.	17,600	555,632
* #	Drew Industries, Inc.	3,500	76,930
*	drugstore.com, Inc.	16,294	35,358
	DRYCLEAN USA, Inc.	100	113
#	E.W. Scripps Co.	25,100	1,182,210
	Eastman Kodak Co.	57,200	876,304
	Educational Development Corp.	1,183	7,145
*	Einstein Noah Restaurant Group, Inc.	3,800	53,352
*	EMAK Worldwide, Inc.	322	206
*	Emerson Radio Corp.	4,100	4,879
	Emmis Communications Corp. Class A	6,900	20,493
* #	Enova Systems, Inc.	443	1,931
#	Entercom Communications Corp.	5,743	55,592
*	Entravision Communications Corp.	13,700	73,158
	Escalade, Inc.	1,800	11,250
#	Ethan Allen Interiors, Inc.	8,500	238,340
*	Expedia, Inc.	51,400	1,246,450
#	Family Dollar Stores, Inc.	20,000	428,000
* #	Famous Dave’s of America, Inc.	1,779	16,171
	Finish Line, Inc. Class A	14,000	111,020
*	Finlay Enterprises, Inc.	1,300	942
*	Fisher Communications, Inc.	2,528	88,783
*	Flanigan’s Enterprises, Inc.	300	2,358
* #	Fleetwood Enterprises, Inc.	8,412	34,994
	Flexsteel Industries, Inc.	1,119	12,868
	Foot Locker, Inc.	49,200	718,812
* #	Ford Motor Co.	228,200	1,551,760
	Fortune Brands, Inc.	34,500	2,397,060
* #	Fossil, Inc.	16,195	513,543
*	Franklin Covey Co.	6,300	52,857
*	Franklin Electronic Publishers, Inc.	500	1,060
*	Frederick’s of Hollywood Group	775	1,534
#	Fred’s, Inc.	13,200	165,660
	Frisch’s Restaurants, Inc.	1,138	30,999
	FTD Group, Inc.	10,200	150,450
*	Fuel Systems Solutions, Inc.	3,550	98,974
*	Full House Resorts, Inc.	700	1,526
#	Furniture Brands International, Inc.	11,400	160,284
* #	Gaiam, Inc.	3,100	48,081
*	GameStop Corp. Class A	15,462	766,915
*	GameTech International, Inc.	4,030	21,037

4

* #	Gaming Partners International Corp.	2,100	12,453
* #	Gander Mountain Co.	8,214	34,499
	Gannett Co., Inc.	54,491	1,569,886
	Gap, Inc.	47,800	872,350
* #	Gaylord Entertainment Co.	10,910	309,953
#	General Motors Corp.	43,200	738,720
* #	Genesco, Inc.	3,600	103,284
* #	Gentek, Inc.	2,738	80,251
	Gentex Corp.	30,800	540,848
	Genuine Parts Co.	19,900	875,799
*	Getty Images, Inc.	11,600	388,368
*	G-III Apparel Group, Ltd.	5,672	94,098
*	Goodyear Tire & Rubber Co.	55,059	1,399,049
*	Gottschalks, Inc.	2,391	5,093
	Gray Television, Inc.	11,200	45,024
	Gray Television, Inc. Class A	300	1,605
*	Great Wolf Resorts, Inc.	6,500	45,175
#	Group 1 Automotive, Inc.	7,100	184,884
* #	GSI Commerce, Inc.	9,900	143,451
	Guess?, Inc.	14,600	596,118
* #	Gymboree Corp.	6,100	281,454
	H&R Block, Inc.	31,100	725,874
*	Hampshire Group, Ltd.	689	5,167
#	Handleman Co.	3,031	3,334
*	Hanesbrands, Inc.	12,200	402,600
	Harley-Davidson, Inc.	7,640	317,595
	Harman International Industries, Inc.	3,155	141,092
* #	Harris Interactive, Inc.	7,500	14,250
#	Harte-Hanks, Inc.	18,900	256,095
*	Hartmarx Corp.	3,520	8,237
	Hasbro, Inc.	30,710	1,112,930
*	Hastings Entertainment, Inc.	1,400	11,718
#	Haverty Furniture Co., Inc.	5,731	60,290
#	Haverty Furniture Co., Inc. Class A	470	4,958
*	Hawk Corp.	1,765	31,629
*	Hayes Lemmerz International, Inc.	22,623	88,682
	Hearst-Argyle Television, Inc.	15,760	335,215
*	Helen of Troy, Ltd.	10,147	181,327
* #	Hibbett Sporting Goods, Inc.	6,700	140,834
*	Hillenbrand, Inc.	10,100	223,715
*	Hollywood Media Corp.	7,954	19,090
	Home Depot, Inc.	100,425	2,747,628
#	Hooker Furniture Corp.	3,200	64,576
*	Hot Topic, Inc.	3,385	17,771
* #	Hovnanian Enterprises, Inc. Class A	16,800	132,048
*	IAC/InterActiveCorp.	54,628	1,231,861
* #	Iconix Brand Group, Inc.	18,300	265,350
	Idearc, Inc.	10,660	42,853
#	IHOP Corp.	6,020	282,278
	ILX Resorts, Inc.	300	915
* #	Image Entertainment, Inc.	3,200	3,616
*	Infosonics Corp.	2,200	2,200
	Interactive Data Corp.	22,687	624,800
	Interface, Inc. Class A	12,558	177,821
	International Game Technology	21,586	769,757

5

	International Speedway Corp. Class A	8,250	366,135
*	Interpublic Group of Companies, Inc.	58,800	586,236
*	Interstate Hotels & Resorts, Inc.	11,100	39,183
* #	INVESTools, Inc.	12,376	99,256
* #	iRobot Corp.	5,500	77,110
* #	Isle of Capri Casinos, Inc.	5,700	39,045
* #	ITT Educational Services, Inc.	3,100	225,153
	J. Alexander’s Corp.	1,500	10,935
* #	J. Crew Group, Inc.	7,900	294,433
#	J.C. Penney Co., Inc.	10,206	410,689
*	Jack in the Box, Inc.	13,620	334,643
#	Jackson Hewitt Tax Service, Inc.	6,080	85,242
*	Jaclyn, Inc.	400	1,940
*	Jakks Pacific, Inc.	9,300	219,480
* #	Jarden Corp.	22,558	422,962
*	Jennifer Convertibles, Inc.	500	862
*	Jo-Ann Stores, Inc.	7,800	175,578
	Johnson Controls, Inc.	56,230	1,915,194
	Johnson Outdoors, Inc.	1,795	27,930
	Jones Apparel Group, Inc.	26,831	451,297
* #	Jos. A. Bank Clothiers, Inc.	4,931	134,123
	Journal Communications, Inc. Class A	12,800	75,008
#	Journal Register Co.	6,700	1,072
#	KB Home	23,200	475,832
	Kenneth Cole Productions, Inc. Class A	3,600	56,160
	Kimball International, Inc. Class B	8,355	88,145
*	Knology, Inc.	7,900	117,157
*	Kohl’s Corp.	21,718	972,966
*	Kona Grill, Inc.	1,300	11,180
	Koss Corp.	200	3,220
	KSW, Inc.	730	3,540
	K-Swiss, Inc. Class A	3,300	52,866
	LaCrosse Footwear, Inc.	991	13,646
*	Lakeland Industries, Inc.	1,850	23,106
* #	Lakes Entertainment, Inc.	3,272	18,225
* #	Lamar Advertising Co.	5,100	213,435
#	Landry’s Restaurants, Inc.	300	4,923
* #	Las Vegas Sands Corp.	21,500	1,492,960
*	Lazare Kaplan International, Inc.	1,600	14,560
#	La-Z-Boy, Inc.	16,910	107,378
* #	Leapfrog Enterprises, Inc.	8,000	66,080
* #	Lear Corp.	24,500	630,875
#	Lee Enterprises, Inc.	11,800	80,240
#	Leggett & Platt, Inc.	53,549	1,022,786
#	Lennar Corp. Class A	39,640	669,123
* #	Lenox Group, Inc.	2,800	2,044
#	Libbey, Inc.	5,700	65,721
*	Liberty Global, Inc. Class A	22,346	801,104
*	Liberty Global, Inc. Series C	22,195	749,747
*	Liberty Media Corp. - Entertainment Class A	45,740	1,234,980
*	Liberty Media Corp. - Entertainment Class B	956	25,965
*	Liberty Media Holding Corp. Capital Class A	38,068	564,168
*	Liberty Media Holding Corp. Capital Class B	239	3,553
*	Liberty Media Holding Corp. Interactive Class A	120,332	2,044,441
*	Liberty Media Holding Corp. Interactive Class B	5,303	89,806

6

* #	LIFE TIME FITNESS, Inc.	8,168	326,883
#	Lifetime Brands, Inc.	3,181	22,299
	Limited Brands, Inc.	29,100	563,958
*	Lin TV Corp.	6,152	56,291
*	Lincoln Educational Services	7,274	90,343
#	Lithia Motors, Inc. Class A	2,313	15,798
* #	Live Nation, Inc.	14,273	216,236
	Liz Claiborne, Inc.	12,820	223,837
*	LKQ Corp.	33,400	740,144
* #	Lodgenet Entertainment Corp.	2,700	17,577
*	Lodgian, Inc.	5,400	48,600
	Lowe’s Companies, Inc.	142,699	3,424,776
*	Luby’s, Inc.	9,091	64,273
#	M/I Homes, Inc.	4,600	78,982
*	Mace Security International, Inc.	2,500	4,425
	Macy’s, Inc.	61,905	1,465,291
*	Maidenform Brands, Inc.	5,000	75,200
#	Marine Products Corp.	9,090	74,265
* #	MarineMax, Inc.	3,200	31,328
	Marriott International, Inc. Class A	27,779	914,207
* #	Martha Stewart Living Omnimedia, Inc.	1,400	12,124
* #	Marvel Entertainment, Inc.	9,100	309,673
	Mattel, Inc.	30,600	616,284
#	Matthews International Corp. Class A	7,880	375,167
	McDonald’s Corp.	87,380	5,183,382
	McGraw-Hill Companies, Inc.	21,820	905,312
#	MDC Holdings, Inc.	14,100	572,883
*	Meade Instruments Corp.	200	270
#	Media General, Inc. Class A	4,100	62,484
* #	Mediacom Communications Corp.	7,100	44,091
	Meredith Corp.	6,100	200,141
* #	Meritage Homes Corp.	7,300	126,290
*	Meritage Hospitality Group, Inc.	299	591
*	MGM Mirage	14,600	718,466
*	Midas, Inc.	2,000	32,040
	Modine Manufacturing Co.	11,000	173,140
* #	Mohawk Industries, Inc.	14,920	1,120,194
#	Monaco Coach Corp.	5,500	25,190
*	Monarch Casino & Resort, Inc.	4,017	55,635
	Monro Muffler Brake, Inc.	5,666	104,991
* #	Morgans Hotel Group	7,500	96,525
*	Morningstar, Inc.	5,600	397,320
*	Morton’s Restaurant Group, Inc.	3,200	26,080
* #	Mothers Work, Inc.	2,100	25,536
	Movado Group, Inc.	5,731	126,082
* #	MTR Gaming Group, Inc.	9,610	51,894
* #	Multimedia Games, Inc.	8,600	46,784
*	Nathan’s Famous, Inc.	2,000	28,340
	National CineMedia, Inc.	8,777	174,662
	National Presto Industries, Inc.	1,900	126,711
#	Nautilus Group, Inc.	4,900	32,977
*	Navarre Corp.	7,800	13,806
* #	Netflix, Inc.	9,110	276,580
*	Nevada Gold & Casinos, Inc.	700	805
	New Frontier Media, Inc.	8,670	44,130

7

* #	New Motion, Inc.	1,352	5,922
*	New York & Co., Inc.	16,572	138,542
	Newell Rubbermaid, Inc.	33,800	678,704
	News Corp. Class A	154,661	2,776,165
	News Corp. Class B	69,772	1,297,759
	NIKE, Inc. Class B	19,630	1,342,103
*	Nobel Learning Communities, Inc.	2,709	37,113
	Nobility Homes, Inc.	775	13,175
#	Noble International, Ltd.	6,467	36,797
	Nordstrom, Inc.	16,300	570,174
#	Nutri/System, Inc.	2,700	55,404
* #	NVR, Inc.	1,200	678,444
*	Office Depot, Inc.	11,800	149,860
	OfficeMax, Inc.	11,400	247,152
	Omnicom Group, Inc.	19,608	960,988
* #	Orange 21, Inc.	335	1,206
#	Orleans Homebuilders, Inc.	4,370	20,626
	O’Charleys, Inc.	5,100	56,610
* #	O’Reilly Automotive, Inc.	30,779	804,871
* #	Outdoor Channel Holdings, Inc.	8,549	67,623
* #	Overstock.com, Inc.	3,200	80,864
	Oxford Industries, Inc.	5,706	156,002
*	P & F Industries, Inc. Class A	400	1,796
* #	P.F. Chang’s China Bistro, Inc.	4,500	119,610
*	Pacific Sunwear of California, Inc.	20,100	190,950
* #	Palm Harbor Homes, Inc.	4,970	37,623
* #	Panera Bread Co.	6,000	311,640
*	Papa John’s International, Inc.	4,300	126,549
*	PC Mall, Inc.	5,200	67,288
* #	Penn National Gaming, Inc.	11,100	515,262
	Pennichuck Corp.	1,071	24,847
	Penske Automotive Group, Inc.	27,300	570,297
*	Perry Ellis International, Inc.	4,850	132,211
* #	PetMed Express, Inc.	5,200	72,540
	PetSmart, Inc.	26,900	630,536
	Phillips-Van Heusen Corp.	10,775	489,508
*	Phoenix Footwear Group, Inc.	900	1,485
* #	Pinnacle Entertainment, Inc.	10,195	141,405
*	Playboy Enterprises, Inc. Class A	400	2,392
* #	Playboy Enterprises, Inc. Class B	8,610	51,574
#	Polaris Industries, Inc.	4,490	214,263
	Polo Ralph Lauren Corp.	2,900	202,565
*	Pomeroy IT Solutions, Inc.	1,700	10,183
* #	Premier Exhibitions, Inc.	1,800	8,892
#	Pre-Paid Legal Services, Inc.	1,600	67,184
* #	Priceline.com, Inc.	3,600	484,308
#	PRIMEDIA, Inc.	10,716	60,974
* #	Princeton Review, Inc.	7,740	59,443
* #	Progressive Gaming International Corp.	12,900	18,705
*	Proliance International, Inc.	2,300	2,415
	Pulte Homes, Inc.	51,300	627,399
*	QEP Co., Inc.	352	2,460
* #	Quaker Fabric Corp.	200	2
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	1,806	4,389
*	Quiksilver, Inc.	28,638	244,569

8

* #	R.H. Donnelley Corp.	10,922	59,306
*	Radio One, Inc. Class D	18,658	21,830
	RadioShack Corp.	29,200	427,780
*	Rainmaker Systems, Inc.	5,593	22,092
*	RC2 Corp.	3,655	70,578
	RCN Corp.	9,210	111,533
* #	Reading International, Inc. Class A	4,233	39,536
*	Red Lion Hotels Corp.	5,748	49,893
* #	Red Robin Gourmet Burgers, Inc.	4,900	164,689
* #	RedEnvelope, Inc.	1,100	9
*	Regent Communications, Inc.	600	588
	Regis Corp.	7,906	239,868
*	Rentrak Corp.	2,020	28,179
*	Restoration Hardware, Inc.	4,500	17,820
* #	Retail Ventures, Inc.	5,700	31,806
*	Rex Stores Corp.	200	3,360
*	Rockford Corp.	700	840
* #	Rocky Brands, Inc.	800	4,688
	Ross Stores, Inc.	11,609	425,122
* #	Royal Caribbean Cruises, Ltd.	42,540	1,264,289
*	Rubio’s Restaurants, Inc.	1,891	9,682
	Ruby Tuesday, Inc.	6,700	50,116
#	Russ Berrie & Co., Inc.	5,405	65,346
* #	Ruth’s Chris Steak House, Inc.	1,600	11,296
#	Ryland Group, Inc.	13,800	383,640
*	Saga Communications, Inc. Class A	3,430	16,121
#	Saks, Inc.	22,900	316,478
	Salem Communications Corp.	3,900	9,633
*	Sally Beauty Holdings, Inc.	4,500	33,930
	Sauer-Danfoss, Inc.	14,836	462,735
*	Scholastic Corp.	7,100	220,810
*	Scientific Games Corp.	14,801	478,516
#	Sealy Corp.	19,900	123,778
* #	Sears Holdings Corp.	13,700	1,160,664
	Service Corp. International	69,910	748,037
#	Sherwin-Williams Co.	10,500	589,575
	Shiloh Industries, Inc.	2,800	27,776
*	Shoe Carnival, Inc.	3,277	47,844
*	Shuffle Master, Inc.	1,600	9,984
*	Silverleaf Resorts, Inc.	4,486	9,690
	Sinclair Broadcast Group, Inc. Class A	18,066	162,052
* #	Sirius Satellite Radio, Inc.	32,300	81,396
*	Skechers U.S.A., Inc. Class A	3,704	89,081
	Skyline Corp.	3,100	82,832
* #	Smith & Wesson Holding Corp.	1,900	10,963
	Snap-On, Inc.	15,100	934,992
	Sonesta International Hotels Corp. Class A	47	1,281
	Sonic Automotive, Inc.	12,770	238,160
* #	Sonic Corp.	14,990	287,508
#	Sotheby’s Class A	14,800	396,936
* #	Source Interlink Companies, Inc.	6,300	7,497
* #	Spanish Broadcasting System, Inc.	8,900	12,549
	Spartan Motors, Inc.	4,875	44,021
	Speedway Motorsports, Inc.	13,454	342,942
*	Sport Chalet, Inc. Class A	2,085	8,861

9

*	Sport Chalet, Inc. Class B	238	966
	Sport Supply Group, Inc.	4,900	51,009
	Stage Stores, Inc.	9,408	127,102
* #	Stamps.com, Inc.	6,012	87,775
	Standard Motor Products, Inc.	3,400	28,900
#	Standard Pacific Corp.	21,100	66,254
	Stanley Furniture, Inc.	3,359	39,838
	Staples, Inc.	54,053	1,267,543
*	Starbucks Corp.	44,730	813,639
	Starwood Hotels & Resorts Worldwide, Inc.	18,000	871,200
*	Steinway Musical Instruments, Inc.	2,324	63,794
*	Steven Madden, Ltd.	5,600	114,744
#	Stewart Enterprises, Inc.	1,400	9,660
*	Stoneridge, Inc.	6,715	112,342
	Strattec Security Corp.	826	31,140
	Strayer Education, Inc.	1,102	220,290
#	Sturm Ruger & Co., Inc.	8,100	61,884
* #	Sun-Times Media Group, Inc. Class A	7,900	3,555
#	Superior Industries International, Inc.	8,681	178,481
	Superior Uniform Group, Inc.	1,300	11,687
	Syms Corp.	630	10,124
* #	Syntax-Brillian Corp.	6,641	5,311
#	Systemax, Inc.	5,856	113,489
	Tandy Brand Accessories, Inc.	1,100	5,049
*	Tandy Leather Factory, Inc.	754	2,417
#	Target Corp.	56,615	3,020,976
* #	Tarragon Corp.	2,387	4,893
*	Tarrant Apparel Group	300	195
#	Tempur-Pedic International, Inc.	7,536	80,937
*	Tenneco Automotive, Inc.	15,200	364,496
* #	Texas Roadhouse, Inc.	20,150	222,254
*	The Children’s Place Retail Stores, Inc.	5,916	203,629
*	The DIRECTV Group, Inc.	76,236	2,142,232
*	The Dress Barn, Inc.	16,100	249,067
*	The Hallwood Group, Inc.	200	13,124
	The Marcus Corp.	6,685	115,183
#	The McClatchey Co.	6,709	59,039
	The Men’s Wearhouse, Inc.	11,000	228,030
#	The New York Times Co. Class A	25,116	437,521
#	The Pep Boys - Manny, Moe & Jack	8,200	73,636
	The Stanley Works	9,900	480,942
* #	The Steak n Shake Co.	5,800	39,266
#	The TJX Companies, Inc.	31,720	1,016,943
* #	The Walking Co. Holdings, Inc.	1,093	5,984
#	Thor Industries, Inc.	9,200	248,032
	Tiffany & Co.	12,300	603,069
* #	Timberland Co. Class A	14,453	266,080
	Time Warner, Inc.	365,419	5,802,854
*	TiVo, Inc.	14,441	121,449
*	Toll Brothers, Inc.	45,900	967,113
*	Tractor Supply Co.	6,900	235,773
	Triarc Companies, Inc. Class A	2,700	19,845
#	Triarc Companies, Inc. Class B	3,320	23,340
*	Triple Crown Media, Inc.	548	406
* #	True Religion Apparel, Inc.	3,900	98,592

10

* #	Trump Entertainment Resorts, Inc.	5,000	17,500
*	TRW Automotive Holdings Corp.	32,700	815,865
	Tupperware Corp.	14,610	559,563
*	Tween Brands, Inc.	6,300	125,118
	Tyco Electronics, Ltd.	15,000	601,800
* #	Under Armour, Inc. Class A	4,500	161,100
*	Unifi, Inc.	18,766	56,110
	Unifirst Corp.	4,200	201,600
*	Universal Electronics, Inc.	3,876	98,528
* #	Universal Technical Institute, Inc.	5,800	74,936
* #	Urban Outfitters, Inc.	15,500	498,945
	V.F. Corp.	12,972	981,980
* #	Vail Resorts, Inc.	8,200	408,278
* #	Valassis Communications, Inc.	14,100	224,049
	Value Line, Inc.	1,170	46,273
*	ValueVision Media, Inc. Class A	11,010	48,554
* #	VCG Holding Corp.	300	1,362
*	Viacom, Inc. Class A	4,359	157,273
*	Viacom, Inc. Class B	44,256	1,585,250
	Virco Manufacturing Corp.	2,296	11,480
	Visteon Corp.	17,400	70,296
*	Volcom, Inc.	1,800	45,594
*	Voyager Learning Co.	669	3,914
	WABCO Holdings, Inc.	3,504	183,119
*	Warnaco Group, Inc.	12,830	618,278
#	Warner Music Group Corp.	8,800	79,112
	Washington Post Co.	1,110	697,546
	Weight Watchers International, Inc.	8,900	372,109
*	Wells-Gardner Electronics Corp.	992	1,667
	Wendy’s International, Inc.	18,600	551,676
* #	West Marine, Inc.	4,200	18,900
*	Westwood One, Inc.	11,300	19,323
	Weyco Group, Inc.	2,695	77,535
#	Whirlpool Corp.	18,100	1,333,608
	Wiley (John) & Sons, Inc. Class A	10,663	503,827
#	Wiley (John) & Sons, Inc. Class B	1,644	77,449
*	Williams Controls, Inc.	785	10,904
#	Williams-Sonoma, Inc.	28,400	721,928
*	Wilsons The Leather Experts, Inc.	6,677	935
*	Winmark Corp.	200	3,450
#	Winnebago Industries, Inc.	6,638	99,039
*	WMS Industries, Inc.	12,500	463,000
#	Wolverine World Wide, Inc.	12,100	347,391
#	World Wrestling Entertainment, Inc.	5,800	96,570
* #	WorldSpace, Inc. Class A	6,800	10,948
	Wyndham Worldwide Corp.	33,320	729,042
#	Wynn Resorts, Ltd.	9,800	980,294
#	Xerium Technologies, Inc.	13,400	62,578
*	XM Satellite Radio Holdings, Inc.	13,000	138,190
*	Young Broadcasting, Inc. Class A	2,666	480
	Yum! Brands, Inc.	32,040	1,271,988
* #	Zale Corp.	13,900	302,742
* #	Zumiez, Inc.	2,000	41,919
Total Consumer Discretionary			184,464,322

11

Consumer Staples — (7.0%)
	Alberto-Culver Co.	23,500	621,105
#	Alico, Inc.	1,814	72,433
*	Alliance One International, Inc.	19,800	118,998
	Altria Group, Inc.	189,520	4,218,715
#	Andersons, Inc.	3,900	165,204
	Anheuser-Busch Companies, Inc.	45,278	2,601,674
	Archer-Daniels-Midland Co.	43,100	1,711,070
	Arden Group, Inc. Class A	397	46,568
	Avon Products, Inc.	31,816	1,242,733
*	B&G Foods, Inc.	12,100	117,612
*	Bare Escentuals, Inc.	18,200	365,092
* #	BJ’s Wholesale Club, Inc.	13,357	527,468
*	Boston Beer Co., Inc. Class A	2,300	91,494
*	Bridgford Foods Corp.	1,427	9,518
	Brown-Forman Corp. Class A	2,976	225,581
#	Brown-Forman Corp. Class B	6,000	451,080
*	Cagle’s, Inc. Class A	500	2,950
	Calavo Growers, Inc.	3,002	44,009
#	Cal-Maine Foods, Inc.	4,693	146,422
	Campbell Soup Co.	28,059	939,415
	Casey’s General Stores, Inc.	17,356	379,923
	CCA Industries, Inc.	1,800	15,804
* #	Central European Distribution Corp.	8,565	611,198
* #	Central Garden & Pet Co.	3,300	26,400
*	Central Garden & Pet Co. Class A	6,688	49,892
* #	Chattem, Inc.	2,372	147,562
#	Chiquita Brands International, Inc.	15,000	365,100
	Church & Dwight Co., Inc.	14,450	822,638
	Clorox Co.	11,420	652,425
	Coca-Cola Bottling Co.	1,194	61,754
	Coca-Cola Co.	173,019	9,907,068
	Coca-Cola Enterprises, Inc.	117,695	2,370,377
	Coffee Holding Co, Inc.	100	223
	Colgate-Palmolive Co.	35,969	2,674,655
	ConAgra, Inc.	60,700	1,431,306
*	Constellation Brands, Inc. Class A	41,800	891,176
*	Constellation Brands, Inc. Class B	2,358	50,626
	Corn Products International, Inc.	20,500	963,705
	Costco Wholesale Corp.	29,050	2,071,846
*	Cuisine Solutions, Inc.	900	1,944
	CVS Caremark Corp.	103,100	4,411,649
* #	Darling International, Inc.	12,400	199,764
*	Dean Foods Co.	15,630	339,952
	Del Monte Foods Co.	60,700	528,697
	Diamond Foods, Inc.	2,900	59,450
*	Elizabeth Arden, Inc.	8,200	123,082
*	Energizer Holdings, Inc.	5,204	424,594
	Estee Lauder Companies, Inc.	10,900	518,840
#	Farmer Brothers Co.	5,192	123,829
	Flowers Foods, Inc.	21,450	603,388
#	Gatehouse Media, Inc.	4,700	19,693
	General Mills, Inc.	22,540	1,424,528
	Golden Enterprises, Inc.	1,623	3,814
	Great Atlantic & Pacific Tea, Inc.	11,655	290,559

12

*	Green Mountain Coffee, Inc.	3,000	129,480
	Griffin Land & Nurseries, Inc. Class A	1,227	42,675
*	Hain Celestial Group, Inc.	12,200	350,994
* #	Hansen Natural Corp.	7,900	246,796
	Heinz (H.J.) Co.	22,361	1,116,038
	Hormel Foods Corp.	17,300	653,767
*	IGI Labratories, Inc.	1,957	4,873
#	Imperial Sugar Co.	3,600	52,200
	Ingles Market, Inc. Class A	4,011	97,708
*	Integrated Biopharma, Inc.	500	1,320
	Inter Parfums, Inc.	4,700	118,299
	J & J Snack Foods Corp.	6,114	177,612
	J.M. Smucker Co.	17,100	902,709
*	Katy Industries, Inc.	519	649
	Kellogg Co.	24,714	1,280,432
	Kimberly-Clark Corp.	26,714	1,704,353
	Kraft Foods, Inc.	156,330	5,077,598
	Lancaster Colony Corp.	6,500	213,005
	Lance, Inc.	6,800	142,188
* #	Lifeway Foods, Inc.	2,500	32,325
#	Loews Corp. - Carolina Group	7,206	522,795
#	Longs Drug Stores Corp.	10,608	503,031
#	Mannatech, Inc.	9,496	60,015
* #	Maui Land & Pineapple Co., Inc.	2,142	61,861
	McCormick & Co., Inc.	7,616	286,209
	McCormick & Co., Inc. Voting Common Stock	478	17,958
* #	Medifast, Inc.	2,412	14,110
#	MGP Ingredients, Inc.	4,704	34,810
	Molson Coors Brewing Co.	36,366	2,109,228
	Molson Coors Brewing Co. Class A	400	22,994
*	Monterey Pasta Co.	4,138	10,221
#	Nash Finch Co.	3,000	114,720
#	National Beverage Corp.	9,733	73,095
*	Natural Alternatives International, Inc.	1,200	9,420
#	Nature’s Sunshine Products, Inc.	200	1,600
*	NBTY, Inc.	14,800	483,368
	Nu Skin Enterprises, Inc. Class A	16,100	275,954
	Oil-Dri Corp. of America	1,377	23,616
*	Omega Protein Corp.	4,900	68,257
*	Pantry, Inc.	6,700	81,740
*	Parlux Fragrances, Inc.	6,300	21,231
* #	Peet’s Coffee & Tea, Inc.	3,300	77,088
	Pepsi Bottling Group, Inc.	33,050	1,071,481
	PepsiAmericas, Inc.	35,600	867,572
	PepsiCo, Inc.	107,320	7,329,956
*	Philip Morris International, Inc.	101,120	5,324,979
	Pilgrim’s Pride Corp.	17,600	457,600
*	Prestige Brands Holdings, Inc.	15,500	169,105
	PriceSmart, Inc.	7,200	169,488
	Procter & Gamble Co.	183,572	12,124,931
*	Pyramid Breweries, Inc.	1,036	2,642
	Ralcorp Holdings, Inc.	5,800	348,000
*	Redhook Ale Brewery, Inc.	2,200	9,900
#	Reliv International, Inc.	2,740	15,947
* #	Revlon, Inc.	4,782	4,017

13

	Reynolds American, Inc.	27,900	1,532,268
* #	Rite Aid Corp.	69,400	156,150
	Rocky Mountain Chocolate Factory, Inc.	1,103	12,905
#	Ruddick Corp.	9,110	323,678
	Safeway, Inc.	41,830	1,333,122
#	Sanderson Farms, Inc.	7,104	354,703
* #	Sanfilippo (John B.) & Son, Inc.	2,224	20,639
	Sara Lee Corp.	98,900	1,362,842
	Schiff Nutrition International, Inc.	1,640	10,283
	Seaboard Corp.	262	470,290
*	Seneca Foods Corp. Class A	773	16,156
*	Seneca Foods Corp. Class B	438	9,413
* #	Smithfield Foods, Inc.	25,340	792,889
	Spartan Stores, Inc.	5,301	127,118
* #	Spectrum Brands, Inc.	12,900	53,664
* #	Star Scientific, Inc.	3,000	5,820
	SUPERVALU, Inc.	49,970	1,752,448
	Sysco Corp.	45,722	1,410,981
	Tasty Baking Co.	1,400	8,190
#	The Hershey Co.	15,800	619,202
	The Kroger Co.	50,911	1,407,180
*	Tofutti Brands, Inc.	456	1,347
#	Tootsie Roll Industries, Inc.	9,776	250,559
*	TreeHouse Foods, Inc.	8,900	232,557
	Tyson Foods, Inc. Class A	44,983	847,480
* #	United Natural Foods, Inc.	6,980	148,465
	United-Guardian, Inc.	600	6,780
#	Universal Corp.	7,500	372,075
* #	USANA Health Services, Inc.	2,055	52,300
	UST, Inc.	13,961	771,066
#	Vector Group, Ltd.	13,585	237,330
	Village Super Market, Inc.	732	34,294
	Walgreen Co.	55,500	1,999,110
	Wal-Mart Stores, Inc.	238,348	13,762,214
#	WD-40 Co.	3,700	128,168
	Weis Markets, Inc.	9,207	317,734
#	Whole Foods Market, Inc.	5,700	165,300
*	Winn-Dixie Stores, Inc.	15,300	276,165
	Wrigley (Wm.) Jr. Co.	13,858	1,068,868
*	Zapata Corp.	3,956	27,415
Total Consumer Staples			123,879,730

Energy — (10.3%)
* #	Abraxas Petroleum Corp.	18,000	80,100
	Adams Resources & Energy, Inc.	1,542	51,457
* #	Allis-Chalmers Energy, Inc.	6,700	115,039
#	Alon USA Energy, Inc.	7,600	116,356
* #	American Oil & Gas, Inc.	7,500	27,975
	Anadarko Petroleum Corp.	48,540	3,639,044
	Apache Corp.	22,156	2,970,233
	Arch Coal, Inc.	14,600	947,686
*	Arena Resources, Inc.	8,700	435,609
	Atlas America, Inc.	5,982	410,545
* #	ATP Oil & Gas Corp.	4,509	192,309
*	Atwood Oceanics, Inc.	5,000	509,550

14

	Baker Hughes, Inc.	23,550	2,087,001
	Barnwell Industries, Inc.	770	10,741
* #	Basic Energy Services, Inc.	8,105	233,181
	Berry Petroleum Corp. Class A	10,100	545,400
*	Bill Barret Corp.	9,900	532,917
#	BJ Services Co.	58,280	1,760,056
* #	Bois d’Arc Energy, Inc.	18,500	452,880
*	Bolt Technology Corp.	1,455	29,406
*	Boots & Coots International Well Control, Inc.	28,120	60,458
* #	BPZ Resources, Inc.	10,000	227,400
*	Brigham Exploration Co.	15,650	228,020
* #	Bristow Group, Inc.	8,200	428,614
*	Bronco Drilling Co., Inc.	5,600	101,808
	Cabot Oil & Gas Corp.	16,000	964,000
*	Cal Dive International, Inc.	3,437	48,049
*	Callon Petroleum Co.	6,200	160,704
*	Cameron International Corp.	14,600	777,158
#	CARBO Ceramics, Inc.	7,000	333,830
* #	Carrizo Oil & Gas, Inc.	4,400	294,624
* #	Cheniere Energy, Inc.	11,000	53,900
	Chesapeake Energy Corp.	51,600	2,826,132
	Chevron Corp.	147,560	14,630,574
	Cimarex Energy Co.	20,540	1,399,596
	CKX Lands, Inc.	485	6,868
*	Clayton Williams Energy, Inc.	2,521	237,655
*	CNX Gas Corp.	9,400	390,946
*	Complete Production Services, Inc.	22,600	647,716
*	Comstock Resources, Inc.	13,110	751,858
	ConocoPhillips	159,085	14,810,813
	CONSOL Energy, Inc.	18,300	1,785,348
* #	Contango Oil & Gas Co.	2,500	208,875
*	Credo Petroleum Corp.	354	5,728
#	Crosstex Energy, Inc.	5,300	180,889
* #	Dawson Geophysical Co.	1,670	114,044
	Delek US Holdings, Inc.	8,600	112,058
* #	Delta Petroleum Corp.	14,681	324,450
*	Denbury Resources, Inc.	28,000	950,880
	Devon Energy Corp.	42,900	4,973,826
#	Diamond Offshore Drilling, Inc.	9,100	1,241,604
*	Dresser-Rand Group, Inc.	18,259	736,203
*	Dril-Quip, Inc.	9,000	525,060
* #	Dune Energy, Inc.	10,200	10,914
* #	Edge Petroleum Corp.	4,400	23,144
	El Paso Corp.	52,370	1,023,833
* #	Encore Acquisition Co.	14,400	961,776
* #	Endeavour International Corp.	18,100	32,761
*	Energy Partners, Ltd.	10,900	163,718
	ENSCO International, Inc.	25,600	1,838,848
	EOG Resources, Inc.	17,400	2,238,162
* #	Evergreen Energy, Inc.	5,900	12,980
*	Evolution Petroleum Corp.	3,372	20,569
*	EXCO Resources, Inc.	26,300	655,922
*	Exterran Holdings, Inc.	8,964	659,033
	Exxon Mobil Corp.	351,494	31,198,607
*	FMC Technologies, Inc.	8,004	575,087

15

*	Forest Oil Corp.	17,394	1,161,049
	Foundation Coal Holdings, Inc.	7,500	500,475
	Frontier Oil Corp.	12,860	387,215
* #	FX Energy, Inc.	1,700	8,891
* #	Gasco Energy, Inc.	17,300	65,740
*	Geokinetics, Inc.	2,999	57,491
*	Geomet, Inc.	340	2,802
* #	GMX Resources, Inc.	1,231	59,420
* #	Goodrich Petroleum Corp.	2,813	119,834
* #	Grey Wolf, Inc.	55,100	431,433
	Gulf Island Fabrication, Inc.	3,829	158,444
*	Gulfmark Offshore, Inc.	6,300	422,919
*	Gulfport Energy Corp.	7,139	108,584
	Halliburton Co.	56,631	2,751,134
* #	Harvest Natural Resources, Inc.	7,700	85,778
*	Helix Energy Solutions Group, Inc.	22,266	860,136
#	Helmerich & Payne, Inc.	19,700	1,234,205
	Hess Corp.	21,700	2,664,977
*	HKN, Inc.	3,600	37,944
	Holly Corp.	12,564	533,342
*	Hornbeck Offshore Services, Inc.	9,100	479,570
*	Houston American Energy Corp.	518	3,699
* #	Infinity, Inc.	1,916	709
	Lufkin Industries, Inc.	3,410	272,050
	Marathon Oil Corp.	63,820	3,279,710
*	Mariner Energy, Inc.	27,148	887,740
	Massey Energy Co.	15,900	1,027,458
*	Matrix Service Co.	9,500	229,045
* #	McMoran Exploration Co.	11,200	357,504
*	Meridian Resource Corp.	20,472	45,448
* #	Mexco Energy Corp.	111	3,531
*	Mitcham Industries, Inc.	1,700	36,176
	Murphy Oil Corp.	23,150	2,144,847
*	NATCO Group, Inc. Class A	4,400	207,988
* #	National Coal Corp.	6,419	47,308
*	National-Oilwell, Inc.	27,553	2,295,716
*	Natural Gas Services Group	3,900	106,899
*	Newfield Exploration Co.	18,220	1,152,233
*	Newpark Resources, Inc.	30,800	217,140
	Noble Energy, Inc.	26,850	2,616,532
	Occidental Petroleum Corp.	51,424	4,727,408
*	Oceaneering International, Inc.	11,100	792,096
*	Oil States International, Inc.	13,310	777,570
*	OMNI Energy Services Corp.	2,800	15,848
	Overseas Shipholding Group, Inc.	9,310	736,049
* #	Pacific Ethanol, Inc.	3,000	10,620
	Panhandle Royalty Co.	1,964	65,303
*	Parallel Petroleum Corp.	9,000	189,090
*	Parker Drilling Co.	34,716	310,361
	Patterson-UTI Energy, Inc.	33,000	1,038,840
	Peabody Energy Corp.	20,600	1,522,752
	Penn Virginia Corp.	6,240	393,245
*	Petrohawk Energy Corp.	39,750	1,167,855
*	Petroleum Development Corp.	5,100	352,410
*	PetroQuest Energy, Inc.	10,773	238,622

16

*	PHI, Inc. Non-Voting	4,240	166,293
*	PHI, Inc. Voting	365	12,990
* #	Pioneer Drilling Co.	12,800	227,968
	Pioneer Natural Resources Co.	23,507	1,687,568
*	Plains Exploration & Production Co.	25,988	1,857,622
* #	PowerSecure International, Inc.	3,870	39,010
*	Pride International, Inc.	36,440	1,601,174
* #	Quest Resource Corp.	7,688	85,414
*	Quicksilver Resources, Inc.	25,600	932,608
	Range Resources Corp.	11,100	729,936
* #	Rentech, Inc.	7,500	17,475
	Rowan Companies, Inc.	22,520	994,258
* #	Royale Energy, Inc.	400	2,316
	RPC, Inc.	14,660	219,460
	Schlumberger, Ltd.	64,900	6,563,337
*	SEACOR Holdings, Inc.	7,400	658,452
	Smith International, Inc.	15,500	1,223,260
*	Southwestern Energy Co.	21,160	938,234
	Spectra Energy Corp.	40,740	1,100,795
	St. Mary Land & Exploration Co.	18,300	932,568
* #	Stone Energy Corp.	7,000	473,060
* #	SulphCo, Inc.	9,900	36,432
#	Sunoco, Inc.	25,500	1,133,985
*	Superior Energy Services, Inc.	17,400	934,206
* #	Superior Well Services, Inc.	4,800	118,752
*	Swift Energy Corp.	8,900	512,996
* #	Syntroleum Corp.	3,684	8,400
* #	T-3 Energy Services, Inc.	3,100	200,632
#	Tesoro Petroleum Corp.	21,520	534,772
* #	Teton Energy Corp.	4,100	22,673
*	TETRA Technologies, Inc.	16,400	352,928
*	TGC Industries, Inc.	6,509	45,107
	The Williams Companies, Inc.	37,710	1,434,488
	Tidewater, Inc.	17,500	1,195,775
* #	Toreador Resources Corp.	5,238	48,294
* #	Transmeridian Exploration, Inc.	8,674	3,903
* #	Trico Marine Services, Inc.	4,500	172,755
* #	Tri-Valley Corp.	2,800	18,200
* #	TXCO Resources, Inc.	7,800	86,346
*	Union Drilling, Inc.	6,300	118,314
*	Unit Corp.	13,000	996,970
* #	Uranium Resources, Inc.	6,850	30,482
#	USEC, Inc.	18,580	129,503
* #	VAALCO Energy, Inc.	16,900	124,384
	Valero Energy Corp.	55,430	2,818,061
*	Venoco, Inc.	11	220
* #	VeraSun Energy Corp.	27,800	189,040
* #	Verenium Corp.	3,700	8,880
	W&T Offshore, Inc.	19,100	1,065,016
* #	Warren Resources, Inc.	11,600	156,832
*	Westmoreland Coal Co.	1,499	27,687
*	Westside Energy Corp.	4,500	21,735
*	W-H Energy Services, Inc.	6,300	538,839
*	Whiting Petroleum Corp.	11,900	1,113,007
	World Fuel Services Corp.	6,262	150,852
	XTO Energy, Inc.	32,637	2,076,366
Total Energy			181,394,342

17

Financials — (14.4%)
*	1st Constitution Bancorp	735	9,312
	1st Independence Financial Group, Inc.	200	3,402
	1st Source Corp.	7,907	172,689
	21st Century Holding Co.	2,688	27,606
	Abigail Adams National Bancorp, Inc.	389	4,108
	Abington Bancorp, Inc.	8,018	80,421
	Access National Corp.	3,155	23,789
	Advance America Cash Advance Centers, Inc.	12,020	83,419
	Advanta Corp. Class A	3,085	24,371
	Advanta Corp. Class B	5,850	50,895
* #	Affiliated Managers Group, Inc.	6,700	686,750
	Affirmative Insurance Holdings, Inc.	3,625	28,130
	AFLAC, Inc.	33,068	2,219,855
*	Allegheny Corp.	2,629	987,189
	Alliance Bancorp, Inc. of Pennsylvania	167	1,586
#	Alliance Financial Corp.	705	16,666
	Allstate Corp.	60,220	3,067,607
*	Alphatec Holdings, Inc.	9,450	46,872
*	AmComp, Inc.	1,400	15,526
#	Amcore Financial, Inc.	7,671	75,176
	Ameriana Bancorp	456	3,958
	American Bancorp of New Jersey, Inc.	3,451	39,065
#	American Capital Strategies, Ltd.	38,255	1,224,160
	American Equity Investment Life Holding Co.	11,550	122,083
	American Express Co.	86,923	4,028,881
	American Financial Group, Inc.	36,225	1,080,229
*	American Independence Corp.	1,861	12,394
	American International Group, Inc.	260,018	9,360,648
	American National Bankshares, Inc.	1,660	29,482
	American National Insurance Co.	8,502	937,516
	American Physicians Capital, Inc.	450	20,484
	American River Bankshares	1,344	18,574
*	American Spectrum Realty, Inc.	96	3,144
	American West Bancorporation	5,983	20,043
* #	AmeriCredit Corp.	33,600	456,624
	Ameriprise Financial, Inc.	13,572	641,413
#	Ameris Bancorp	4,900	68,012
*	Amerisafe, Inc.	6,400	101,696
* #	AmeriServe Financial, Inc.	8,836	26,420
*	AmTrust Financial Services, Inc.	1,894	28,334
#	Anchor Bancorp Wisconsin, Inc.	6,615	92,808
	AON Corp.	44,600	2,104,674
	Arrow Financial Corp.	2,003	45,067
#	Asset Acceptance Capital Corp.	9,000	126,810
#	Associated Banc-Corp.	35,230	962,131
	Assurant, Inc.	25,591	1,740,956
#	ASTA Funding, Inc.	3,100	25,327
	Astoria Financial Corp.	26,778	638,923
*	Atlantic American Corp.	2,737	3,914
	Atlantic Coast Federal Corp.	1,771	15,425
	Auburn National Bancorporation, Inc.	110	2,530

18

*	B of I Holding, Inc.	919	6,405
	Baldwin & Lyons, Inc. Class A	327	6,985
	Baldwin & Lyons, Inc. Class B	3,628	78,764
	BancFirst Corp.	2,939	127,641
	Bancorp Rhode Island, Inc.	876	29,118
	BancorpSouth, Inc.	24,800	587,016
#	BancTrust Financial Group, Inc.	2,900	29,174
	Bank Mutual Corp.	15,260	169,233
	Bank of America Corp.	459,100	15,613,991
	Bank of Commerce Holdings	1,256	9,483
* #	Bank of Florida Corp.	1,729	17,290
	Bank of Granite Corp.	5,864	59,637
	Bank of Hawaii Corp.	9,800	530,180
	Bank of New York Mellon Corp.	111,358	4,958,772
#	Bank of the Ozarks, Inc.	5,500	134,035
#	BankAtlantic Bancorp, Inc. Class A	14,500	25,520
	BankFinancial Corp.	7,701	114,668
#	BankUnited Financial Corp. Class A	4,800	15,120
#	Banner Corp.	5,138	93,460
	Bar Harbor Bankshares	725	22,457
	BB&T Corp.	36,160	1,137,955
*	BCSB Bancorp, Inc.	242	2,819
*	Beach First National Bancshares, Inc.	1,100	11,484
#	Bear Stearns Companies, Inc.	15,180	141,629
	Benjamin Franklin Bancorp, Inc.	1,699	22,936
	Berkshire Bancorp, Inc.	1,000	15,300
	Berkshire Hills Bancorp, Inc.	3,393	85,877
	Beverly Hills Bancorp, Inc.	3,226	8,065
	Beverly National Corp.	5	102
*	BGC Partners, Inc. Class A	10,200	90,984
	Blackrock, Inc.	7,700	1,732,423
* #	BNCCORP., Inc.	409	4,479
	BOK Financial Corp.	18,879	1,099,324
#	Boston Private Financial Holdings, Inc.	11,034	93,017
*	Broadopoint Securities Group, Inc.	4,327	11,467
#	Brooke Corp.	1,300	1,469
	Brookline Bancorp, Inc.	16,717	168,006
	Brooklyn Federal Bancorp, Inc.	324	4,358
	Brown & Brown, Inc.	29,069	565,973
	Brunswick Bancorp	40	343
	Bryn Mawr Bank Corp.	1,673	35,217
#	C&F Financial Corp.	721	20,902
	Cadence Financial Corp.	4,323	60,133
	California First National Bancorp	2,006	19,709
	Camco Financial Corp.	900	10,890
	Camden National Corp.	1,892	57,820
	Capital Bank Corp.	2,288	23,818
#	Capital City Bank Group, Inc.	4,658	124,648
#	Capital Corp. of the West	3,467	20,213
	Capital One Financial Corp.	40,226	1,935,675
	Capital Properties, Inc.	300	6,195
#	Capital Southwest Corp.	1,275	153,625
#	Capitol Bancorp, Ltd.	5,700	88,236
#	Capitol Federal Financial	15,329	628,489
	Cardinal Financial Corp.	8,480	72,843

19

	Carrollton Bancorp	313	4,379
	Carver Bancorp, Inc.	200	1,818
	Cascade Financial Corp.	2,700	24,300
	Cash America International, Inc.	8,400	300,384
* #	Cash Systems, Inc.	1,000	380
#	Cathay General Bancorp	14,000	215,320
*	CB Richard Ellis Group, Inc.	12,700	285,242
#	Center Bancorp, Inc.	3,287	31,785
	Center Financial Corp.	5,300	49,608
#	Centerstate Banks of Florida, Inc.	3,070	43,011
	Central Bancorp, Inc.	62	992
*	Central Jersey Bancorp	1,257	9,905
#	Central Pacific Financial Corp.	7,765	115,854
	Central Virginia Bankshares, Inc.	747	12,412
	Centrue Financial Corp.	1,218	21,900
	Century Bancorp, Inc. Class A	599	10,992
	CFS Bancorp, Inc.	1,100	15,708
	Charter Financial Corp.	1,425	45,443
#	Chemical Financial Corp.	7,800	190,320
*	Chicopee Bancorp, Inc.	362	4,840
	Chubb Corp.	39,807	2,140,024
	Cincinnati Financial Corp.	39,430	1,380,839
	CIT Group, Inc.	24,506	245,060
	Citigroup, Inc.	178,345	3,903,972
	Citizens Community Bancorp, Inc.	1,148	9,833
	Citizens First Bancorp, Inc.	1,640	12,152
	Citizens Holding Co.	600	12,150
#	Citizens Republic Bancorp, Inc.	19,133	105,997
	Citizens South Banking Corp.	2,125	19,486
* #	Citizens, Inc.	11,803	78,136
	City Holding Co.	4,600	197,892
#	City National Corp.	15,371	743,956
*	Clayton Holdings, Inc.	600	3,534
#	Clifton Savings Bancorp, Inc.	7,198	73,348
	CNA Financial Corp.	39,090	1,187,945
*	CNA Surety Corp.	11,135	162,905
#	CNB Financial Corp.	1,300	18,512
#	CoBiz Financial, Inc.	6,027	63,766
	Codorus Valley Bancorp, Inc.	829	13,081
#	Cohen & Steers, Inc.	8,700	262,566
*	Colonial Bankshares, Inc.	579	6,137
#	Colony Bankcorp, Inc.	1,153	13,029
	Columbia Bancorp	1,306	14,901
	Columbia Banking System, Inc.	6,100	163,053
#	Comerica, Inc.	35,600	1,323,608
	Comm Bancorp, Inc.	300	12,600
	Commerce Bancshares, Inc.	19,254	845,636
	Commerce Group, Inc.	14,600	536,842
	Commercial National Financial Corp.	304	4,560
	Commonwealth Bankshares, Inc.	2,150	31,712
* #	Community Bancorp	2,590	20,694
#	Community Bank System, Inc.	4,810	116,065
	Community Bankshares, Inc.	560	6,342
	Community Capital Corp.	635	7,156
	Community Central Bank Corp.	463	2,130

20

	Community Trust Bancorp, Inc.	4,600	140,944
	Community West Bancshares	983	8,591
	Compass Diversified Holdings	8,100	110,970
* #	CompuCredit Corp.	8,400	77,112
*	Conseco, Inc.	54,600	637,182
#	Consolidated-Tokoma Land Co.	1,600	85,648
* #	Consumer Portfolio Services, Inc.	4,100	11,685
	Cooperative Bankshares, Inc.	764	6,494
*	Core-Mark Holding Co., Inc.	3,658	106,228
#	Corus Bankshares, Inc.	17,011	97,813
* #	Cowen Group, Inc.	5,100	40,494
*	Cowlitz Bancorporation	573	5,661
	Crawford & Co. Class A	4,758	24,742
#	Crawford & Co. Class B	5,480	32,770
*	Crescent Financial Corp.	2,580	18,344
	Cullen Frost Bankers, Inc.	16,300	911,170
#	CVB Financial Corp.	20,688	219,293
*	Dearborn Bancorp, Inc.	1,137	6,879
	Delphi Financial Group, Inc. Class A	11,415	329,779
#	Delta Financial Corp.	5,347	160
*	Diamond Hill Investment Group, Inc.	400	37,580
	Dime Community Bancshares	10,100	183,618
	Discover Financial Services	78,929	1,353,632
* #	Dollar Financial Corp.	5,600	111,608
	Donegal Group, Inc. Class A	6,274	112,367
	Donegal Group, Inc. Class B	1,066	19,641
* #	E*TRADE Financial Corp.	47,751	195,779
#	East West Bancorp, Inc.	12,974	171,776
	Eastern Insurance Holdings, Inc.	2,557	41,807
	Eastern Virginia Bankshares, Inc.	134	2,258
#	Eaton Vance Corp.	10,100	429,755
	ECB Bancorp, Inc.	500	12,505
	EMC Insurance Group, Inc.	900	25,227
	Employers Holdings, Inc.	4,948	94,457
* #	Encore Capital Group, Inc.	6,500	68,705
	Enterprise Bancorp, Inc.	2	25
#	Enterprise Financial Services Corp.	3,377	67,709
	Erie Indemnity Co.	11,593	593,446
	ESB Financial Corp.	2,392	25,810
*	ESSA Bancorp, Inc.	3,700	46,250
#	Evans Bancorp, Inc.	216	3,521
* #	Exlservice Holdings, Inc.	6,187	123,369
*	EZCORP, Inc. Class A	8,922	112,685
#	F.N.B. Corp.	22,341	334,892
	Farmers Capital Bank Corp.	1,592	39,418
	FBL Financial Group, Inc. Class A	8,605	231,044
#	Federal Agriculture Mortgage Corp. Class C	1,676	48,537
	Federal National Mortgage Association	51,900	1,402,338
* #	Federal Trust Corp.	936	983
* #	Federal Trust Corp.	936	157
	Federated Investors, Inc.	12,600	464,436
	Fidelity Bancorp, Inc.	209	2,874
	Fidelity National Financial, Inc.	50,758	867,962
	Fidelity Southern Corp.	1,600	10,368
	Fifth Third Bancorp	95,880	1,792,956

21

#	Financial Federal Corp.	7,960	193,348
	Financial Institutions, Inc.	4,116	75,776
* #	First Acceptance Corp.	15,200	49,704
*	First Advantage Bancorp	133	1,580
	First American Corp.	27,697	929,788
	First Bancorp	4,931	82,890
	First Bancorp, Inc.	2,482	44,378
*	First Bancshares, Inc.	200	2,840
#	First Busey Corp.	11,688	212,955
*	First Cash Financial Services, Inc.	4,100	63,099
#	First Charter Corp.	5,600	172,368
	First Citizens BancShares, Inc.	1,571	250,480
#	First Commonwealth Financial Corp.	17,091	191,761
	First Community Bancshares, Inc.	3,057	103,907
	First Defiance Financial Corp.	2,444	47,267
	First Federal Bancshares of Arkansas, Inc.	1,403	17,580
	First Federal Bankshares, Inc.	600	6,600
	First Federal of Northern Michigan Bancorp, Inc.	340	2,315
#	First Financial Bancorp	11,023	125,552
#	First Financial Bankshares, Inc.	2,465	112,897
#	First Financial Corp.	4,254	139,318
	First Financial Holdings, Inc.	3,432	86,075
	First Financial Service Corp.	917	19,413
	First Franklin Corp.	197	1,531
#	First Horizon National Corp.	15,457	148,233
* #	First Keystone Financial, Inc.	291	3,245
	First M&F Corp.	1,895	26,492
#	First Marblehead Corp.	15,000	49,350
* #	First Mariner Bancorp, Inc.	765	3,075
	First Merchants Corp.	5,100	126,225
*	First Mercury Financial Corp.	6,500	114,790
#	First Midwest Bancorp, Inc.	15,584	406,742
* #	First National Bancshares, Inc.	300	2,709
	First Niagara Financial Group, Inc.	31,426	445,306
	First PacTrust Bancorp, Inc.	823	13,143
	First Place Financial Corp.	2,600	33,098
*	First Regional Bancorp	3,524	37,601
	First Security Group, Inc.	3,695	28,969
#	First South Bancorp, Inc.	1,807	34,803
	First State Bancorporation	5,900	45,725
	First United Corp.	1,928	35,822
	First West Virginia Bancorp, Inc.	238	3,629
	Firstbank Corp.	1,139	14,355
*	FirstCity Financial Corp.	2,702	11,781
	FirstMerit Corp.	22,300	450,683
#	Flagstar Bancorp, Inc.	19,700	93,575
	Flushing Financial Corp.	6,200	121,644
	FNB United Corp.	3,615	36,367
	Forest City Enterprises, Inc. Class A	6,100	244,000
	Forest City Enterprises, Inc. Class B	1,146	45,840
*	Forestar Real Estate Group, Inc.	5,240	131,000
*	Fox Chase Bancorp Inc.	142	1,782
*	FPIC Insurance Group, Inc.	1,780	81,008
* #	Franklin Bank Corp.	2,046	2,087
* #	Franklin Credit Management Corp.	550	520

22

	Franklin Resources, Inc.	16,510	1,671,142
#	Frontier Financial Corp.	12,579	184,911
#	Fulton Financial Corp.	56,405	711,831
* #	FX Real Estate & Entertainment, Inc.	2,233	8,731
	Gallagher (Arthur J.) & Co.	22,900	584,637
	GAMCO Investors, Inc.	1,950	103,525
	Gateway Financial Holdings, Inc.	3,901	38,737
	Genworth Financial, Inc.	104,500	2,309,450
	German American Bancorp, Inc.	2,772	34,595
	GFI Group, Inc.	15,256	180,631
#	Glacier Bancorp, Inc.	15,757	326,800
	Gouverneur Bancorp, Inc.	200	1,715
#	Great Southern Bancorp, Inc.	4,031	46,558
	Greater Community Bancorp	1,316	22,898
#	Greene Bancshares, Inc.	3,468	67,175
#	Greenhill & Co., Inc.	4,100	247,025
	Grubb & Ellis Co.	8,947	51,177
	GS Financial Corp.	400	7,080
* #	Guaranty Bancorp	16,937	101,453
	Guaranty Federal Bancshares, Inc.	860	19,092
*	Guaranty Financial Group, Inc.	5,240	33,012
#	Habersham Bancorp	200	1,660
*	Hallmark Financial Services, Inc.	6,189	78,600
#	Hancock Holding Co.	8,824	392,580
	Hanmi Financial Corp.	9,310	59,584
	Hanover Insurance Group, Inc.	16,600	765,260
	Harleysville Group, Inc.	8,300	323,783
#	Harleysville National Corp.	10,426	141,377
	Harleysville Savings Financial Corp.	609	7,460
	Harrington West Financial Group, Inc.	979	5,492
*	Harris & Harris Group, Inc.	8,500	67,745
	Hartford Financial Services Group, Inc.	29,758	2,114,901
	Hawthorn Bancshares, Inc.	642	17,334
	HCC Insurance Holdings, Inc.	36,671	873,137
#	Heartland Financial USA, Inc.	4,310	100,854
	Hercules Technology Growth Capital, Inc.	4	41
#	Heritage Commerce Corp.	4,667	74,299
	Heritage Financial Corp.	1,029	17,256
	Heritage Financial Group	2,300	28,566
	HF Financial Corp.	552	9,770
#	Hilb Rogal Hamilton Co.	10,200	315,792
	Hingham Institution for Savings	262	7,532
	HMN Financial, Inc.	989	16,417
#	Home Bancshares, Inc.	5,277	121,371
	Home Federal Bancorp, Inc.	5,594	65,450
	HopFed Bancorp, Inc.	558	7,728
	Horace Mann Educators Corp.	12,300	200,367
	Horizon Bancorp	162	3,564
#	Horizon Financial Corp.	3,875	41,927
*	HouseValues, Inc.	2,700	7,371
	Hudson City Bancorp, Inc.	112,604	2,004,351
#	Huntington Bancshares, Inc.	51,135	455,613
#	IBERIABANK Corp.	3,887	205,000
	IBT Bancorp, Inc.	462	14,299
	Imperial Capital Bancorp, Inc.	300	3,006

23

#	Independence Holding Co.	3,109	42,562
	Independent Bank Corp. (MA)	3,900	114,270
#	Independent Bank Corp. (MI)	7,881	47,365
	Indiana Community Bancorp	559	12,186
	Infinity Property & Casualty Corp.	2,500	100,800
#	Integra Bank Corp.	6,800	97,716
*	IntercontinentalExchange, Inc.	5,800	801,560
	International Bancshares Corp.	17,405	441,043
	Intervest Bancshares Corp.	1,800	15,786
*	Investment Technology Group, Inc.	9,400	395,740
*	Investors Bancorp, Inc.	29,600	422,984
	Investors Capital Holdings, Ltd.	859	3,865
	Investors Title Co.	632	30,507
#	Irwin Financial Corp.	5,200	21,372
	Janus Capital Group, Inc.	35,682	1,034,778
#	Jefferies Group, Inc.	28,013	504,234
	Jefferson Bancshares, Inc.	1,271	11,744
* #	Jesup & Lamont, Inc.	341	436
#	Jones Lang LaSalle, Inc.	5,400	380,376
	JPMorgan Chase & Co.	350,663	15,078,509
	Kearny Financial Corp.	14,412	167,756
	Kentucky First Federal Bancorp	436	4,316
	KeyCorp	70,205	1,366,891
#	K-Fed Bancorp	2,690	30,612
*	Knight Capital Group, Inc.	33,300	593,073
* #	LaBranche & Co., Inc.	800	5,360
#	Lakeland Bancorp, Inc.	7,193	106,025
	Lakeland Financial Corp.	3,927	93,973
#	LandAmerica Financial Group, Inc.	3,000	89,340
	Landmark Bancorp, Inc.	354	8,846
	Legacy Bancorp, Inc.	3,287	44,374
	Legg Mason, Inc.	32,100	1,727,301
#	Lehman Brothers Holdings, Inc.	52,140	1,919,273
	Leucadia National Corp.	33,129	1,798,905
#	Life Partners Holdings, Inc.	1,104	24,233
	Lincoln Bancorp	915	10,971
	Lincoln National Corp.	23,344	1,287,655
*	Liquidity Services, Inc.	6,100	67,710
	LNB Bancorp, Inc.	1,858	20,438
	Loews Corp.	55,026	2,727,639
	LSB Corp.	914	14,533
	LSB Financial Corp.	259	4,791
#	M&T Bank Corp.	24,300	2,105,838
#	Macatawa Bank Corp.	5,492	49,373
#	MainSource Financial Group, Inc.	6,050	101,519
*	Markel Corp.	2,200	890,230
* #	MarketAxess Holdings, Inc.	4,500	35,190
* #	Marlin Business Services, Inc.	2,000	14,280
	Marsh & McLennan Companies, Inc.	48,561	1,322,316
	Marshall & Ilsley Corp.	52,213	1,213,430
	MASSBANK Corp.	850	33,473
#	Mastercard, Inc.	5,400	1,666,710
	Mayflower Bancorp, Inc.	210	2,248
#	MB Financial, Inc.	11,013	313,540
#	MBT Financial Corp.	4,816	40,743

24

	MCG Capital Corp.	10,800	61,884
	Meadowbrook Insurance Group, Inc.	12,578	86,411
	Medallion Financial Corp.	5,600	54,040
#	Mercantile Bancorp, Inc.	1,865	29,840
	Mercantile Bank Corp.	960	8,074
	Mercer Insurance Group, Inc.	2,635	47,035
	Merchants Bancshares, Inc.	1,364	31,345
#	Mercury General Corp.	16,500	839,190
	Merrill Lynch & Co., Inc.	80,334	3,528,269
	Meta Financial Group, Inc.	354	8,843
	MetLife, Inc.	76,245	4,576,987
	MetroCorp Bancshares, Inc.	3,008	38,653
	MFB Corp.	200	5,402
	MicroFinancial, Inc.	2,809	10,337
	Mid Penn Bancorp, Inc.	497	12,972
#	MidSouth Bancorp, Inc.	1,590	30,925
#	Midwest Banc Holdings, Inc.	8,064	70,802
#	MidWestOne Financial Group, Inc.	416	6,348
	Monroe Bancorp	955	12,425
	Moody’s Corp.	21,920	812,794
	Morgan Stanley	113,560	5,022,759
*	Move, Inc.	37,400	112,574
	MutualFirst Financial, Inc.	832	8,486
	Nara Bancorp, Inc.	7,790	99,089
*	Nasdaq Stock Market, Inc.	21,275	745,263
#	National City Corp.	51,676	301,788
#	National Financial Partners Corp.	10,910	266,422
#	National Interstate Corp.	3,759	86,307
#	National Penn Bancshares, Inc.	25,922	443,785
	National Security Group, Inc.	210	3,320
#	National Western Life Insurance Co. Class A	500	117,890
	Nationwide Financial Services, Inc.	9,414	480,396
	Naugatuck Valley Financial Corp.	57	541
*	Navigators Group, Inc.	5,900	297,891
	NBT Bancorp, Inc.	8,764	214,893
	Nelnet, Inc. Class A	10,000	131,900
*	New Concept Energy, Inc.	139	1,073
	New England Bancshares, Inc.	945	10,348
	New Hampshire Thrift Bancshares, Inc.	1,479	17,659
	New Westfield Financial, Inc.	8,350	81,997
	New York Community Bancorp, Inc.	71,428	1,465,703
	NewAlliance Bancshares, Inc.	35,438	474,869
	NewBridge Bancorp	5,140	47,545
*	Newtek Business Services, Inc.	2,880	2,966
* #	NexCen Brands, Inc.	8,000	5,281
*	Nexity Financial Corp.	700	3,906
	North Central Bancshares, Inc.	200	5,338
	North Valley Bancorp	1,261	11,513
	Northeast Bancorp	200	2,900
	Northeast Community Bancorp, Inc.	2,056	23,850
	Northern Trust Corp.	17,613	1,338,588
	Northrim Bancorp, Inc.	1,878	35,212
#	Northwest Bancorp, Inc.	13,318	326,691
	Norwood Financial Corp.	340	10,251
#	NYMAGIC, Inc.	3,100	70,401

25

	NYSE Euronext	17,200	1,099,424
	Ocean Shore Holding Co.	3,004	30,791
	OceanFirst Financial Corp.	3,997	82,058
	Odyssey Re Holdings Corp.	22,430	842,022
	Ohio Valley Banc Corp.	662	16,550
#	Old National Bancorp	19,030	332,644
	Old Republic International Corp.	73,496	1,106,115
#	Old Second Bancorp, Inc.	3,265	62,002
	optionsXpress Holding, Inc.	8,900	203,276
#	PAB Bankshares, Inc.	1,680	19,421
#	Pacific Capital Bancorp	16,300	325,022
	Pacific Continental Corp.	3,171	47,343
	Pacific Mercantile Bancorp	1,900	17,366
*	Pacific Premier Bancorp, Inc.	670	4,857
*	Pacific State Bancorp	500	5,000
	PacWest Bancorp	8,010	168,851
	Pamrapo Bancorp, Inc.	911	13,674
	Park Bancorp, Inc.	153	3,090
#	Park National Corp.	4,208	298,347
	Parkvale Financial Corp.	1,127	29,561
#	Peapack-Gladstone Financial Corp.	1,477	41,134
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	7,189	35,945
	Penns Woods Bancorp, Inc.	770	23,416
*	Pennsylvania Commerce Bancorp, Inc.	1,673	44,937
	Peoples Bancorp of North Carolina	1,583	21,766
	Peoples Bancorp, Inc. (709788202)	470	6,486
	Peoples Bancorp, Inc. (709789101)	3,400	80,546
	Peoples Community Bancorp	1,000	2,890
	People’s United Financial, Inc.	43,290	715,584
*	Philadelphia Consolidated Holding Corp.	20,331	757,330
*	Pico Holdings, Inc.	5,900	244,614
	Pinnacle Bancshares, Inc.	200	2,040
*	Pinnacle Financial Partners, Inc.	7,321	196,862
*	Piper Jaffray Companies, Inc.	200	7,600
* #	PMA Capital Corp. Class A	7,202	71,876
	PNC Financial Services Group, Inc.	22,476	1,444,083
	Porter Bancorp, Inc.	137	2,459
* #	Portfolio Recovery Associates, Inc.	2,500	102,725
#	Preferred Bank	1,600	14,272
	Premier Financial Bancorp, Inc.	914	10,502
	Presidential Life Corp.	700	12,334
	Princeton National Bancorp, Inc.	772	21,562
	Principal Financial Group, Inc.	26,520	1,428,898
#	PrivateBancorp, Inc.	6,000	227,280
*	ProAssurance Corp.	9,700	496,931
	ProCentury Corp.	4,290	75,547
	Progressive Corp.	138,480	2,777,909
#	Prosperity Bancshares, Inc.	14,434	461,022
	Protective Life Corp.	22,400	940,352
	Providence Community Bancshares, Inc.	200	2,851
#	Provident Bankshares Corp.	6,210	59,368
	Provident Financial Holdings, Inc.	1,135	14,676
	Provident Financial Services, Inc.	17,320	272,444
#	Provident New York Bancorp	13,100	170,431

26

*	Prudential Bancorp, Inc. of Pennsylvania	2,615	31,432
	Prudential Financial, Inc.	42,250	3,156,075
	PSB Holdings, Inc.	1,100	10,257
	Pulaski Financial Corp.	2,780	31,553
#	QC Holdings, Inc.	6,181	51,302
#	Radian Group, Inc.	6,610	37,875
	Rainier Pacific Financial Group, Inc.	2,107	27,433
	Raymond James Financial, Inc.	33,583	999,094
#	Regions Financial Corp.	45,716	814,659
	Reinsurance Group of America, Inc.	20,200	1,038,684
#	Renasant Corp.	7,327	170,133
	Republic Bancorp, Inc. Class A	4,398	109,510
*	Republic First Bancorp, Inc.	1,166	5,434
#	Resource America, Inc.	5,258	52,790
*	Rewards Network, Inc.	9,155	45,775
	Riverview Bancorp, Inc.	2,680	23,906
	RLI Corp.	6,157	314,869
	Rockville Financial, Inc.	3,144	43,513
*	Roma Financial Corp.	177	2,623
	Rome Bancorp, Inc.	2,300	26,910
#	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	15,092
	Rurban Financial Corp.	1,124	11,926
#	S&T Bancorp, Inc.	5,762	187,323
#	S.Y. Bancorp, Inc.	3,951	99,684
	SAFECO Corp.	18,920	1,267,640
	Safety Insurance Group, Inc.	5,700	220,362
	Salisbury Bancorp, Inc.	302	9,966
#	Sanders Morris Harris Group, Inc.	4,904	35,799
#	Sandy Spring Bancorp, Inc.	5,709	151,174
	SCBT Financial Corp.	3,375	112,387
	Schwab (Charles) Corp.	87,701	1,945,208
*	SCPIE Holdings, Inc.	1,870	51,612
*	Seabright Insurance Holdings	6,822	104,513
#	Seacoast Banking Corp. of Florida	6,953	74,745
#	Security Bank Corp.	8,411	46,260
*	Security National Financial Corp. Class A	772	3,420
#	SEI Investments Co.	18,436	444,676
	Selective Insurance Group, Inc.	14,500	317,260
	Shore Bancshares, Inc.	997	23,639
	Shore Financial Corp.	320	7,040
	SI Financial Group, Inc.	1,200	11,772
	Siebert Financial Corp.	3,562	12,431
#	Sierra Bancorp	2,241	49,369
*	Signature Bank	9,178	261,940
	Simmons First National Corp. Class A	4,518	137,483
*	SLM Corp.	10,930	247,783
#	Smithtown Bancorp, Inc.	2,740	56,471
	Somerset Hills Bancorp	979	10,277
#	South Financial Group, Inc.	14,200	78,242
#	South Street Financial Corp.	600	3,477
*	Southcoast Financial Corp.	1,671	24,029
	Southern Community Financial Corp.	5,725	40,991
*	Southern Connecticut Bancorp, Inc.	400	2,840
*	Southern First Bancshares, Inc.	662	8,864
	Southern Missouri Bancorp, Inc.	243	3,572

27

	Southside Bancshares, Inc.	4,466	97,761
	Southwest Bancorp, Inc.	5,004	84,868
#	Southwest Georgia Financial Corp.	300	5,490
#	Sovereign Bancorp, Inc.	58,303	532,889
	StanCorp Financial Group, Inc.	13,000	714,870
	State Auto Financial Corp.	12,432	342,502
	State Bancorp, Inc.	2,898	40,427
	State Street Corp.	24,488	1,763,626
	StellarOne Corp.	4,661	80,542
#	Sterling Bancorp	5,478	80,362
	Sterling Bancshares, Inc.	25,065	256,164
	Sterling Financial Corp.	10,047	89,217
	Stewart Information Services Corp.	5,600	132,440
* #	Stifel Financial Corp.	4,200	239,778
* #	Stratus Properties, Inc.	2,739	72,556
	Student Loan Corp.	4,173	500,760
#	Suffolk Bancorp	1,974	66,445
* #	Sun American Bancorp	787	2,802
*	Sun Bancorp, Inc.	8,428	92,202
	SunTrust Banks, Inc.	37,532	1,959,546
* #	Superior Bancorp	1,080	15,995
#	Susquehanna Bancshares, Inc.	27,429	528,008
	Sussex Bancorp	312	3,123
* #	SVB Financial Group	6,800	348,500
	SWS Group, Inc.	9,300	171,864
#	Synovus Financial Corp.	78,100	897,369
	T. Rowe Price Group, Inc.	18,763	1,086,753
	Taylor Capital Group, Inc.	3,200	41,120
	TCF Financial Corp.	20,900	345,268
*	TD Ameritrade Holding Corp.	35,000	633,850
	Team Financial, Inc.	400	3,220
	Teche Holding Co.	135	4,860
* #	Tejon Ranch Co.	4,300	171,613
#	Temecula Valley Bancorp, Inc.	1,218	7,332
*	Texas Capital Bancshares, Inc.	8,960	162,355
	TF Financial Corp.	652	15,798
#	TFS Financial Corp.	60,258	749,007
*	The Bancorp, Inc.	1,800	19,170
#	The Colonial BancGroup, Inc.	31,683	194,217
	The Goldman Sachs Group, Inc.	26,253	4,631,292
*	The Intergroup Corp.	200	3,515
	The Phoenix Companies, Inc.	1,300	13,169
	The Savannah Bancorp, Inc.	1,013	15,914
#	The St. Joe Corp.	8,802	337,821
	The Travelers Companies, Inc.	57,480	2,863,079
#	The Wilber Corp.	1,225	10,657
* #	Thomas Weisel Partners Group, Inc.	7,500	51,150
#	TIB Financial Corp.	3,600	23,076
*	Tidelands Bancshares, Inc.	302	2,793
#	TierOne Corp.	2,296	16,462
	Timberland Bancorp, Inc.	1,600	17,568
	Tompkins Financial Corp.	2,411	109,459
	Torchmark Corp.	20,010	1,268,834
	Tower Financial Corp.	350	3,286
#	Tower Group, Inc.	6,400	166,848

28

*	Tradestation Group, Inc.	9,600	101,088
	Transatlantic Holdings, Inc.	15,998	1,034,271
#	Trico Bancshares	5,522	91,003
#	TrustCo Bank Corp. (NY)	16,605	145,460
#	Trustmark Corp.	18,698	373,212
	U.S. Bancorp	72,240	2,397,646
#	UCBH Holdings, Inc.	25,794	125,875
#	UMB Financial Corp.	11,700	610,389
#	Umpqua Holdings Corp.	17,654	246,097
*	Unico American Corp.	100	938
#	Union Bankshares Corp.	4,449	89,202
#	Union Bankshares, Inc.	561	11,052
	UnionBanCal Corp.	27,640	1,383,658
	United Bancshares, Inc.	600	7,950
	United Bankshares, Inc.	14,835	421,166
*	United Capital Corp.	1,792	41,216
#	United Community Banks, Inc.	13,100	137,026
	United Community Financial Corp.	5,284	32,074
	United Financial Bancorp, Inc.	5,606	68,561
	United Fire & Casualty Co.	8,436	304,455
*	United PanAm Financial Corp.	2,900	10,759
#	United Security Bancshares (CA)	2,080	31,013
	United Western Bancorp, Inc.	2,704	46,671
	Unitrin, Inc.	19,000	659,300
	Unity Bancorp, Inc.	689	5,422
*	Universal American Corp.	15,420	178,101
	Universal Insurance Holdings, Inc.	8,600	29,240
#	Univest Corporation of Pennsylvania	4,092	100,500
	Unum Group	75,790	1,825,023
#	Valley National Bancorp	33,666	592,861
	ViewPoint Financial Group	6,572	106,401
#	Vineyard National Bancorp Co.	2,597	7,869
*	Virginia Commerce Bancorp, Inc.	3,448	20,860
	VIST Financial Corp.	1,764	29,582
	W. R. Berkley Corp.	33,749	914,260
*	Waccamaw Bankshares, Inc.	174	1,606
#	Wachovia Corp.	112,711	2,682,522
	Waddell & Reed Financial, Inc.	11,000	388,960
	Wainwright Bank & Trust Co.	2,570	27,936
	Washington Banking Co.	1,310	17,056
#	Washington Federal, Inc.	28,531	638,809
	Washington Trust Bancorp, Inc.	3,623	85,756
* #	Wauwatosa Holdings, Inc.	10,572	138,176
	Wayne Savings Bancshares, Inc.	555	5,162
	Webster Financial Corp.	17,084	443,671
	Wells Fargo & Co.	304,235	8,387,759
	Wesbanco, Inc.	8,657	190,454
	Wesco Financial Corp.	1,344	572,544
#	West Bancorporation	2,830	33,960
	West Coast Bancorp	3,003	34,745
	Westamerica Bancorporation	6,804	377,622
* #	Western Alliance Bancorp	5,000	52,950
	Westwood Holdings Group, Inc.	714	29,288
	White Mountains Insurance Group, Ltd.	2,500	1,192,500
#	Whitney Holding Corp.	21,600	490,752

29

	Willow Financial Bancorp, Inc.	4,598	44,187
#	Wilmington Trust Corp.	18,800	619,272
	Wilshire Bancorp, Inc.	11,173	99,775
*	Wilshire Enterprises, Inc.	100	310
	Wintrust Financial Corp.	8,200	255,676
*	World Acceptance Corp.	2,628	116,210
	WSB Holdings, Inc.	1,227	7,178
	WVS Financial Corp.	300	4,869
	Yadkin Valley Financial Corp.	1,101	16,724
	Zenith National Insurance Corp.	10,164	410,117
#	Zions Bancorporation	22,760	980,728
* #	ZipRealty, Inc.	8,818	42,415
Total Financials			253,978,186

Health Care — (9.5%)
*	Abaxis, Inc.	3,300	96,987
	Abbott Laboratories	90,405	5,094,322
* #	Abiomed, Inc.	7,033	103,948
*	Abraxis Bioscience, Inc.	2,755	178,910
* #	Acadia Pharmaceuticals, Inc.	5,900	51,920
*	Accelr8 Technology Corp.	362	1,672
*	Accelrys, Inc.	8,474	55,250
* #	Accentia Biopharmaceuticals, Inc.	4,200	4,284
* #	Achillion Pharmaceuticals, Inc.	2,700	8,262
*	Acorda Therapeutics, Inc.	5,100	109,956
* #	Acusphere, Inc.	2,071	1,367
*	Adolor Corp.	14,400	81,648
* #	Advanced Life Sciences Holdings, Inc.	3,264	3,329
* #	Advanced Medical Optics, Inc.	21,100	511,042
* #	ADVENTRX Pharmaceuticals, Inc.	9,168	4,080
	Aetna, Inc.	51,300	2,419,308
*	Affymetrix, Inc.	23,600	284,616
*	Air Methods Corp.	2,800	107,912
* #	Akorn, Inc.	10,281	48,835
*	Albany Molecular Research, Inc.	5,500	76,890
* #	Alexion Pharmaceuticals, Inc.	3,900	278,265
* #	Alexza Pharmaceuticals, Inc.	8,200	41,984
* #	Align Technology, Inc.	4,900	64,533
* #	Alkermes, Inc.	22,287	282,376
#	Allergan, Inc.	23,200	1,336,784
*	Alliance Imaging, Inc.	12,400	104,532
*	Allied Healthcare International, Inc.	9,775	17,204
*	Allied Healthcare Products, Inc.	1,117	8,121
*	Allion Healthcare, Inc.	4,827	28,865
*	Allos Therapeutics, Inc.	8,600	54,524
* #	Allscripts Healthcare Solutions, Inc.	8,436	104,859
*	Almost Family, Inc.	1,322	32,270
* #	Alnylam Pharmaceuticals, Inc.	5,200	150,176
#	Alpharma, Inc. Class A	11,910	300,013
*	Amag Pharmaceuticals, Inc.	1,255	50,200
*	Amedisys, Inc.	6,034	306,588
*	America Services Group, Inc.	1,900	17,119
* #	American Dental Partners, Inc.	2,847	34,221
* #	American Medical Systems Holdings, Inc.	15,815	238,965
	American Shared Hospital Services	508	1,270

30

*	AMERIGROUP Corp.	14,400	397,584
	AmerisourceBergen Corp.	35,260	1,457,296
*	Amgen, Inc.	82,885	3,649,427
*	AMICAS, Inc.	13,398	36,845
*	AMN Healthcare Services, Inc.	9,400	163,654
*	Amsurg Corp.	9,100	248,248
* #	Amylin Pharmaceuticals, Inc.	8,600	273,222
*	Anadys Pharmaceuticals, Inc.	19	55
	Analogic Corp.	3,581	239,999
* #	Anesiva, Inc.	9,100	31,941
*	AngioDynamics, Inc.	6,968	107,934
*	Anika Therapeutics, Inc.	2,670	23,229
* #	Antigenics, Inc.	11,978	27,669
*	AP Pharma, Inc.	57	89
* #	APP Pharmaceuticals, Inc.	45,559	604,112
	Applera Corp. - Applied Biosystems Group	10,170	353,509
*	Applera Corp. - Celera Group	23,310	300,233
*	Apria Healthcare Group, Inc.	12,300	207,255
* #	Arena Pharmaceuticals, Inc.	11,100	56,943
*	Ariad Pharmaceuticals, Inc.	4,400	11,352
* #	Arqule, Inc.	6,893	29,502
*	Array BioPharma, Inc.	9,100	56,602
*	Arrhythmia Research Technology, Inc.	200	1,152
* #	Arthrocare Corp.	6,400	282,304
* #	Aspect Medical Systems, Inc.	2,500	13,375
*	Assisted Living Concepts, Inc.	9,638	64,575
*	AtriCure, Inc.	1,700	16,677
	Atrion Corp.	332	35,029
* #	ATS Medical, Inc.	1,700	3,740
*	Auxilium Pharmaceuticals, Inc.	3,200	101,888
*	Avalon Pharmaceuticals, Inc.	1,800	3,042
* #	AVANIR Pharmaceuticals Class A	4,700	5,640
* #	AVANT Immunotherapeutics, Inc.	2,313	32,405
* #	AVI BioPharma, Inc.	3,800	5,320
*	Avigen, Inc.	4,451	13,219
	Bard (C.R.), Inc.	6,300	574,560
*	Barr Laboratories, Inc.	12,940	566,772
* #	Barrier Therapeutics, Inc.	4,000	9,840
	Baxter International, Inc.	40,288	2,461,597
	Beckman Coulter, Inc.	7,736	536,801
	Becton Dickinson & Co.	18,459	1,558,863
*	Bentley Pharmaceuticals, Inc.	3,400	53,244
*	Bioanalytical Systems, Inc.	400	1,800
*	BioCryst Pharmaceuticals, Inc.	3,700	10,878
*	Biogen Idec, Inc.	22,550	1,415,013
*	Bio-Imaging Technologies, Inc.	3,400	27,710
*	BioLase Technology, Inc.	1,000	3,250
*	BioMarin Pharmaceutical, Inc.	7,994	305,131
*	BioMimetic Therapeutics, Inc.	4,016	47,991
*	Bio-Rad Laboratories, Inc. Class A	4,000	357,920
* #	Bio-Rad Laboratories, Inc. Class B	388	34,804
* #	Bio-Reference Laboratories, Inc.	3,400	84,456
* #	BioSante Pharmaceuticals, Inc.	746	2,977
*	BioScrip, Inc.	10,925	46,868
*	BioSphere Medical, Inc.	2,975	10,442

31

*	Boston Scientific Corp.	41,050	545,555
* #	Bovie Medical Corp.	900	7,002
	Bristol-Myers Squibb Co.	149,908	3,416,403
#	Brookdale Senior Living, Inc.	31,400	828,332
*	Bruker BioSciences Corp.	16,967	197,496
* #	BSD Medical Corp.	2,100	15,687
* #	Caliper Life Sciences, Inc.	15,612	55,891
	Cambrex Corp.	4,200	25,830
*	Candela Corp.	2,000	4,980
*	Cantel Medical Corp.	5,400	57,780
*	Capital Senior Living Corp.	8,509	68,412
*	Caraco Pharmaceutical Laboratories, Ltd.	3,575	61,562
*	Cardiac Science Corp.	7,750	73,160
	Cardinal Health, Inc.	23,938	1,353,455
*	CAS Medical Systems, Inc.	2,600	8,190
*	Celgene Corp.	31,968	1,945,572
* #	Cell Genesys, Inc.	7,600	26,904
* #	Cell Therapeutics, Inc.	200	119
* #	Celsion Corp.	1,200	5,352
*	Centene Corp.	15,000	316,650
*	Cephalon, Inc.	5,400	365,634
* #	Cepheid, Inc.	7,300	192,136
* #	Cerner Corp.	5,900	267,683
*	Cerus Corp.	7,700	38,038
*	Chad Therapeutics, Inc.	200	52
*	Charles River Laboratories International, Inc.	14,190	912,133
	Chemed Corp.	5,200	188,344
	Cigna Corp.	31,000	1,258,600
* #	Clinical Data, Inc.	4,555	87,092
* #	Columbia Laboratories, Inc.	4,286	16,287
*	Combinatorx, Inc.	7,765	28,342
*	Community Health Systems, Inc.	27,161	978,611
	Computer Programs & Systems, Inc.	1,316	26,254
* #	Conceptus, Inc.	4,100	77,818
*	Conmed Corp.	6,900	184,161
*	Continucare Corp.	24,500	53,900
#	Cooper Companies, Inc.	13,400	542,030
*	Corvel Corp.	2,809	101,152
*	Covance, Inc.	8,500	696,830
*	Coventry Health Care, Inc.	36,902	1,698,599
* #	Critical Therapeutics, Inc.	13,232	4,102
*	Cross Country Healthcare, Inc.	6,500	100,555
*	CryoLife, Inc.	3,500	40,530
*	Cubist Pharmaceuticals, Inc.	8,400	160,104
*	Curis, Inc.	600	882
* #	Cutera, Inc.	1,800	18,432
* #	CV Therapeutics, Inc.	9,500	83,885
* #	Cyberonics, Inc.	5,575	98,845
* #	Cyclacel Pharmaceuticals, Inc.	4,923	10,289
*	Cynosure, Inc. Class A	1,900	46,607
* #	Cypress Bioscience, Inc.	10,000	81,400
*	Cytokinetics, Inc.	450	1,809
*	Cytomedix, Inc.	900	612
* #	Cytori Therapeutics, Inc.	2,800	21,056
	Datascope Corp.	4,640	198,221

32

*	DaVita, Inc.	14,900	773,012
*	Daxor Corp.	1,200	17,550
* #	Dendreon Corp.	10,700	55,640
	Dentsply International, Inc.	10,704	433,940
* #	DepoMed, Inc.	7,000	27,580
* #	Dexcom, Inc.	2,300	18,147
*	Dialysis Corporation of America	2,038	14,877
*	Digirad Corp.	4,910	10,998
* #	Dionex Corp.	2,400	175,008
* #	Discovery Laboratories, Inc.	14,200	26,554
* #	Durect Corp.	9,544	44,380
*	DUSA Pharmaceuticals, Inc.	800	1,584
*	Dyax Corp.	12,000	44,160
*	Dynavax Technologies Corp.	3,400	5,508
*	Eclipsys Corp.	11,801	240,740
*	Edwards Lifesciences Corp.	14,000	807,940
	Eli Lilly & Co.	68,044	3,275,638
*	Elite Pharmaceuticals, Inc.	1,000	630
*	Emergent Biosolutions, Inc.	1,187	12,760
* #	Emeritus Corp.	9,991	212,109
* #	Emisphere Technologies, Inc.	5,429	9,989
*	Endo Pharmaceuticals Holdings, Inc.	27,400	675,136
* #	Endologix, Inc.	10,690	28,115
* #	Enzo Biochem, Inc.	8,900	87,487
* #	Enzon Pharmaceuticals, Inc.	9,600	84,480
* #	EPIX Pharmaceuticals, Inc.	4,366	9,562
*	eResearch Technology, Inc.	10,378	165,944
*	etrials Worldwide, Inc.	1,100	1,837
* #	ev3, Inc.	21,898	217,885
*	Evotec AG Sponsored ADR	2,477	9,586
*	Exact Sciences Corp.	2,400	4,752
*	Exactech, Inc.	3,000	79,770
*	Exelixis, Inc.	8,300	52,456
*	Express Scripts, Inc.	16,600	1,197,026
* #	Farville, Inc.	4,400	429
*	Five Star Quality Care, Inc.	6,800	45,560
*	Forest Laboratories, Inc.	31,171	1,119,351
*	Genentech, Inc.	67,348	4,772,953
* #	Genitope Corp.	5,207	521
* #	Genomic Health, Inc.	3,000	51,900
*	Gen-Probe, Inc.	11,500	654,810
*	Gentiva Health Services, Inc.	9,165	184,583
* #	GenVec, Inc.	3,700	6,623
*	Genzyme Corp.	18,310	1,253,503
* #	Geron Corp.	20,175	85,744
*	Gilead Sciences, Inc.	66,380	3,672,142
*	Greatbatch, Inc.	7,500	140,625
* #	GTx, Inc.	5,400	81,108
*	Haemonetics Corp.	5,600	315,616
* #	Halozyme Therapeutics, Inc.	5,300	27,454
* #	Hana Biosciences, Inc.	1,300	1,092
*	Hanger Orthopedic Group, Inc.	4,600	59,800
*	Harvard Bioscience, Inc.	7,727	37,090
*	Health Grades, Inc.	4,400	24,816
*	Health Management Associates, Inc.	33,900	263,064

33

*	Health Net, Inc.	15,340	475,540
*	HealthExtras, Inc.	9,800	306,250
* #	HEALTHSOUTH Corp.	19,900	372,727
*	Healthspring, Inc.	18,500	343,730
*	HealthStream, Inc.	3,880	11,407
*	HealthTronics, Inc.	11,300	42,714
*	Healthways, Inc.	4,800	155,040
* #	Henry Schein, Inc.	8,600	479,192
*	Hill-Rom Holdings, Inc.	19,800	608,850
* #	Hi-Tech Pharmacal Co., Inc.	3,900	35,880
*	Hlth Corp.	38,200	455,726
* #	HMS Holdings Corp.	3,100	62,713
* #	Hollis-Eden Pharmaceuticals, Inc.	2,500	3,775
* #	Hologic, Inc.	60,196	1,446,510
*	Home Diagnostics, Inc.	2,661	21,128
	Hooper Holmes, Inc.	9,504	9,219
*	Hospira, Inc.	9,555	400,737
*	Human Genome Sciences, Inc.	10,628	62,493
*	Humana, Inc.	40,610	2,073,141
* #	Hythiam, Inc.	3,367	8,081
*	ICU Medical, Inc.	3,700	94,276
* #	Idenix Pharmaceuticals, Inc.	12,347	80,749
* #	Idera Pharmaceuticals, Inc.	2,800	42,000
* #	IDEXX Laboratories, Inc.	7,900	398,950
* #	IDM Pharma, Inc.	9,865	20,717
*	I-Flow Corp.	5,310	72,906
* #	Illumina, Inc.	5,101	400,326
*	ImClone Systems, Inc.	14,100	614,478
*	Immtech International, Inc.	2,100	2,079
*	Immucor, Inc.	9,351	250,887
* #	ImmunoGen, Inc.	9,486	43,161
* #	Immunomedics, Inc.	13,100	34,977
*	Implant Sciences Corp.	744	781
	IMS Health, Inc.	14,200	344,208
*	Incyte Corp.	21,300	206,823
* #	Indevus Pharmaceuticals, Inc.	8,379	37,622
*	Infinity Pharmaceuticals, Inc.	5,275	38,771
* #	Inovio Biomedical Corp.	5,300	4,346
*	Inspire Pharmaceuticals, Inc.	5,400	21,168
* #	Integra LifeSciences Holdings	6,728	282,711
*	IntegraMed America, Inc.	2,470	20,550
*	Interleukin Genetics, Inc.	3,515	5,062
* #	InterMune, Inc.	9,400	132,540
* #	Introgen Therapeutics, Inc.	8,196	16,802
*	Intuitive Surgical, Inc.	3,100	910,129
#	Invacare Corp.	10,900	198,162
*	Inventiv Health, Inc.	8,000	261,600
* #	Inverness Medical Innovations, Inc.	8,799	321,691
*	Invitrogen Corp.	18,600	854,856
*	Iridex Corp.	1,100	2,563
*	IRIS International, Inc.	4,100	64,862
* #	Isis Pharmaceuticals, Inc.	11,797	166,810
* #	Isolagen, Inc.	4,713	2,828
* #	Ista Pharmaceuticals, Inc.	5,600	11,480
* #	Javelin Pharmaceuticals, Inc.	3,432	9,678

34

	Johnson & Johnson	186,466	12,444,741
*	Kendle International, Inc.	3,800	143,602
*	Kensey Nash Corp.	3,028	88,963
* #	Keryx Biopharmaceuticals, Inc.	9,300	4,743
	Kewaunee Scientific Corp.	300	5,394
*	Kindred Healthcare, Inc.	7,900	217,961
* #	Kinetic Concepts, Inc.	5,300	230,179
*	King Pharmaceuticals, Inc.	78,300	803,358
* #	Kosan Biosciences, Inc.	5,221	28,298
* #	K-V Pharmaceutical Co. Class A	9,392	234,894
*	K-V Pharmaceutical Co. Class B	2,491	62,449
* #	La Jolla Pharmaceutical Co.	4,800	9,168
*	Laboratory Corp. of America Holdings	9,600	708,384
	Landauer, Inc.	1,170	69,978
*	Langer, Inc.	1,300	1,859
*	Lannet Co., Inc.	4,554	17,761
	LCA-Vision, Inc.	1,557	12,939
*	Lexicon Pharmaceuticals, Inc.	30,949	65,302
*	LHC Group, Inc.	6,200	134,354
* #	LifePoint Hospitals, Inc.	12,217	390,822
*	Ligand Pharmaceuticals, Inc. Class B	4,420	15,514
*	Lincare Holdings, Inc.	20,310	529,279
* #	Luminex Corp.	5,600	124,544
*	Magellan Health Services, Inc.	13,000	523,250
* #	Magyar Bancorp, Inc.	211	2,213
* #	Mannkind Corp.	21,400	64,200
* #	Martek Biosciences Corp.	11,200	422,912
*	Matrixx Initiatives, Inc.	1,800	29,736
*	Maxygen, Inc.	9,952	58,617
	McKesson Corp.	21,271	1,226,273
*	Medarex, Inc.	19,873	173,094
*	MedCath Corp.	6,300	136,710
*	Medco Health Solutions, Inc.	35,160	1,703,502
*	Medical Action Industries, Inc.	3,858	51,234
*	Medical Staffing Network Holdings, Inc.	7,735	32,255
	Medicis Pharmaceutical Corp. Class A	16,400	389,992
* #	Medivation, Inc.	3,700	56,129
*	MEDTOX Scientific, Inc.	2,211	32,192
	Medtronic, Inc.	79,572	4,031,913
* #	Memory Pharmaceuticals Corp.	2,480	1,242
*	Memry Corp.	1,000	1,480
#	Mentor Corp.	6,400	201,664
	Merck & Co., Inc.	128,568	5,009,009
* #	Merge Healthcare, Inc.	6,417	4,428
#	Meridian Bioscience, Inc.	5,050	148,117
*	Merit Medical Systems, Inc.	6,995	111,360
*	Metabasis Therapeutics, Inc.	4,106	7,268
*	Metropolitan Health Networks, Inc.	3,859	8,297
* #	Micromet, Inc.	4,730	11,447
* #	Micrus Endovascular Corp.	2,500	28,275
* #	MiddleBrook Pharmaceuticals, Inc.	11,202	53,546
*	Millipore Corp.	4,800	348,720
* #	Minrad International, Inc.	5,915	13,368
*	Molecular Insight Pharmaceuticals, Inc.	42	296
* #	Molina Healthcare, Inc.	9,700	292,552

35

*	Momenta Pharmaceuticals, Inc.	8,900	114,098
* #	Monogram Biosciences, Inc.	6,700	7,370
*	MTS Medication Technologies	600	5,400
* #	MWI Veterinary Supply, Inc.	2,900	111,128
#	Mylan, Inc.	27,800	371,130
* #	Myriad Genetics, Inc.	9,670	468,221
* #	Nabi Biopharmaceuticals	16,900	69,966
* #	Nastech Pharmaceutical Co., Inc.	2,000	2,380
*	National Dentex Corp.	1,076	12,256
	National Healthcare Corp.	3,024	158,004
	National Research Corp.	1,172	37,258
*	Natus Medical, Inc.	5,576	120,219
* #	Nektar Therapeutics	24,607	109,747
*	Neogen Corp.	3,586	94,455
*	Neose Technologies, Inc.	2,117	1,249
* #	Neurocrine Biosciences, Inc.	8,400	41,412
* #	Neurogen Corp.	4,800	3,984
*	Neurometric, Inc.	3,000	6,420
*	NMT Medical, Inc.	1,600	7,664
* #	Northfield Laboratories, Inc.	1,700	1,513
* #	Northstar Neuroscience, Inc.	6,000	10,140
* #	Novacea, Inc.	4,600	14,904
* #	NovaMed, Inc.	7,800	30,654
* #	Novavax, Inc.	15,521	46,563
* #	Noven Pharmaceuticals, Inc.	5,382	65,876
* #	NPS Pharmaceuticals, Inc.	10,227	46,022
*	Nutraceutical International Corp.	3,600	47,628
* #	NuVasive, Inc.	4,700	198,951
*	Nuvelo, Inc.	3,400	2,618
* #	NxStage Medical, Inc.	4,900	23,765
*	Odyssey Healthcare, Inc.	11,216	122,367
	Omnicare, Inc.	11,500	281,520
* #	Omnicell, Inc.	7,300	96,944
* #	Omrix Biopharmaceuticals, Inc.	3,400	61,846
*	Onyx Pharmaceuticals, Inc.	11,900	420,546
*	OraSure Technologies, Inc.	10,100	54,944
*	Orchid Cellmark, Inc.	7,300	20,659
* #	Ore Pharmaceuticals, Inc.	803	1,567
*	Orthologic Corp.	1,400	1,442
* #	Oscient Pharmaceuticals Corp.	1,400	2,940
*	OSI Pharmaceuticals, Inc.	7,900	278,870
*	Osiris Therapeutics, Inc.	140	1,961
*	Osteotech, Inc.	3,900	23,868
	Owens & Minor, Inc.	6,700	318,116
*	Oxigene, Inc.	2,700	4,455
* #	Pain Therapeutics, Inc.	10,500	85,365
*	Palatin Technologies, Inc.	4,779	1,004
* #	Palomar Medical Technologies, Inc.	1,800	19,908
*	Par Pharmaceutical Companies, Inc.	9,985	182,126
*	Parexel International Corp.	14,300	351,637
*	Patterson Companies, Inc.	10,300	350,303
*	PDI, Inc.	4,700	38,775
	PDL BioPharma, Inc.	24,067	246,687
*	Pediatrix Medical Group, Inc.	9,900	532,917
* #	Penwest Pharmaceuticals Co.	1,000	3,120

36

	PerkinElmer, Inc.	33,214	939,292
#	Perrigo Co.	18,077	661,799
	Pfizer, Inc.	684,368	13,249,364
	Pharmaceutical Products Development Service, Inc.	10,400	459,784
*	Pharmacopia, Inc.	3,300	14,223
* #	Pharmacyclics, Inc.	1,900	1,957
*	Pharmanet Development Group, Inc.	5,900	99,592
* #	PharMerica Corp.	5,214	106,731
*	Phase Forward, Inc.	8,900	154,326
*	PHC, Inc.	1,700	4,760
*	Pipex Pharmaceuticals, Inc.	1,700	1,573
* #	Pozen, Inc.	3,800	52,212
* #	Progenics Pharmaceuticals, Inc.	2,200	36,036
*	Prospect Medical Holdings, Inc.	1,100	4,048
* #	Providence Service Corp.	4,000	105,800
* #	ProxyMed, Inc.	1,683	1,784
*	PSS World Medical, Inc.	15,236	277,600
	Psychemedics Corp.	400	6,484
* #	Psychiatric Solutions, Inc.	14,250	519,698
*	QuadraMed Corp.	6,404	13,064
	Quest Diagnostics, Inc.	27,000	1,361,070
*	Questcor Pharmaceuticals, Inc.	9,645	49,093
*	Quidel Corp.	4,900	83,643
* #	Quigley Corp.	1,300	7,046
* #	RadNet, Inc.	7,750	50,530
* #	Regeneration Technologies, Inc.	6,837	68,028
*	Regeneron Pharmaceuticals, Inc.	19,495	387,951
*	RegeneRx Biopharmaceuticals, Inc.	846	1,362
*	RehabCare Group, Inc.	5,100	86,547
*	Repligen Corp.	8,201	47,320
* #	Repros Therapeutics, Inc.	3,300	32,736
*	Res-Care, Inc.	9,556	182,233
*	ResMed, Inc.	19,100	752,349
*	Retractable Technologies, Inc.	3,000	4,200
* #	Rigel Pharmaceuticals, Inc.	4,700	109,698
*	Rochester Medical Corp.	1,523	18,992
* #	Rockwell Medical Technologies, Inc.	1,600	9,744
*	Rotech Healthcare, Inc.	804	141
* #	Salix Pharmaceuticals, Ltd.	9,800	75,264
* #	Sangamo BioSciences, Inc.	5,000	55,400
*	Santarus, Inc.	7,682	18,667
* #	Savient Pharmaceuticals, Inc.	6,600	175,824
	Schering-Plough Corp.	100,036	2,040,734
*	SciClone Pharmaceuticals, Inc.	14,200	25,418
#	Sciele Pharma, Inc.	10,913	239,104
* #	SCOLR Pharma, Inc.	1,500	1,650
* #	Seattle Genetics, Inc.	9,900	92,565
* #	Senomyx, Inc.	1,400	7,238
*	Sepracor, Inc.	5,310	114,749
*	Sequenom, Inc.	3,975	30,568
*	SeraCare Life Sciences, Inc.	259	1,036
* #	Sirona Dental Systems, Inc.	14,415	427,549
* #	Somanetics Corp.	3,100	54,808
* #	Somaxon Pharmaceuticals, Inc.	2,500	10,625
*	Sonic Innovations, Inc.	4,100	16,400

37

* #	SonoSite, Inc.	3,700	113,664
	Span-American Medical System, Inc.	526	6,323
*	Spectranetics Corp.	6,100	66,490
* #	Spectrum Pharmaceuticals, Inc.	6,233	11,219
*	SRI/Surgical Express, Inc.	900	3,429
*	St. Jude Medical, Inc.	21,800	888,350
* #	Staar Surgical Co.	7,900	26,465
* #	StemCells, Inc.	12,100	17,061
* #	Stereotaxis, Inc.	4,221	22,245
	Steris Corp.	16,224	490,776
*	Strategic Diagnostics, Inc.	7,636	28,253
	Stryker Corp.	31,171	2,012,088
*	Sun Healthcare Group, Inc.	9,825	141,087
*	Sunrise Senior Living, Inc.	8,600	227,728
* #	SuperGen, Inc.	8,900	22,339
* #	SurModics, Inc.	2,700	121,068
*	SXC Health Solutions Corp.	173	2,818
*	Symmetry Medical, Inc.	12,100	179,201
*	Synovis Life Technologies, Inc.	2,900	56,782
*	Targacept, Inc.	1,124	8,902
*	Techne Corp.	6,200	486,700
* #	Telik, Inc.	12,400	26,908
*	Tenet Healthcare Corp.	61,100	360,490
* #	Tercica, Inc.	11,303	48,151
* #	The Medicines Co.	11,400	208,620
*	Theragenics Corp.	9,400	36,942
* #	Theravance, Inc.	6,691	90,529
*	Thermo Fisher Scientific, Inc.	27,200	1,605,344
*	Third Wave Technologies, Inc.	5,513	58,493
* #	Thoratec Corp.	15,200	251,256
* #	Titan Pharmaceuticals, Inc.	2,200	3,366
*	Torreypines Therapeutics, Inc.	2,700	3,591
#	Trimeris, Inc.	6,102	36,246
*	TriZetto Group, Inc.	8,600	184,642
*	U.S. Physical Therapy, Inc.	2,900	49,764
* #	United Therapeutics Corp.	2,800	267,428
	UnitedHealth Group, Inc.	80,805	2,764,339
	Universal Health Services, Inc.	13,876	901,940
* #	Urologix, Inc.	1,476	1,875
*	Uroplasty, Inc.	2,100	7,560
	Utah Medical Products, Inc.	660	18,480
#	Valeant Pharmaceuticals International	17,002	278,323
*	Vanda Pharmaceuticals, Inc.	1,200	5,616
*	Varian Medical Systems, Inc.	12,000	570,480
*	Varian, Inc.	4,000	221,960
*	Vascular Solutions, Inc.	1,400	9,030
* #	VCA Antech, Inc.	17,917	562,056
* #	Vertex Pharmaceuticals, Inc.	13,800	395,094
* #	Vical, Inc.	10,710	34,165
* #	ViroPharma, Inc.	21,693	208,036
* #	Vital Images, Inc.	5,800	89,610
	Vital Signs, Inc.	2,800	159,012
*	Vivus, Inc.	11,500	78,660
*	Vnus Medical Technologies	3,200	56,160
*	Volcano Corp.	10,130	141,212

38

*	Waters Corp.	7,100	436,792
*	Watson Pharmaceuticals, Inc.	28,900	825,384
* #	WebMD Health Corp. Class A	1,900	57,057
*	WellPoint, Inc.	50,779	2,834,484
	West Pharmaceutical Services, Inc.	7,100	336,753
*	Wright Medical Group, Inc.	8,220	244,052
	Wyeth	90,895	4,042,101
*	Xenoport, Inc.	3,800	164,464
	Young Innovations, Inc.	2,919	59,723
* #	Zila, Inc.	3,181	795
*	Zimmer Holdings, Inc.	11,726	853,653
*	Zoll Medical Corp.	4,500	163,125
* #	Zymogenetics, Inc.	15,600	140,712
Total Health Care			167,659,242

Industrials — (11.4%)
* #	3-D Systems Corp.	4,799	43,959
	3M Co.	50,535	3,919,495
*	A. T. Cross Co. Class A	2,133	17,512
	A.O. Smith Corp.	6,800	245,820
#	AAON, Inc.	4,332	91,059
* #	AAR Corp.	10,057	193,899
	ABM Industries, Inc.	14,579	318,260
* #	Acco Brands Corp.	17,700	271,518
* #	Accuride Corp.	12,400	96,100
	Aceto Corp.	2,500	19,675
*	Active Power, Inc.	1,900	2,660
	Actuant Corp.	10,400	379,704
#	Acuity Brands, Inc.	8,955	476,854
#	Administaff, Inc.	4,971	138,790
*	Aerosonic Corp.	700	2,394
*	AGCO Corp.	17,846	1,078,434
*	Air Transport Services Group, Inc.	7,200	11,880
*	AirNet Systems, Inc.	200	558
* #	Airtran Holdings, Inc.	23,700	71,100
	Alamo Group, Inc.	3,195	73,964
* #	Alaska Air Group, Inc.	11,800	230,454
	Albany International Corp. Class A	6,618	229,049
	Alexander & Baldwin, Inc.	10,400	535,288
* #	Alliant Techsystems, Inc.	8,050	873,908
* #	Allied Defense Group, Inc.	2,800	19,880
*	Allied Waste Industries, Inc.	94,702	1,275,636
* #	Amerco, Inc.	6,693	398,300
	American Ecology Corp.	3,900	112,008
#	American Railcar Industries, Inc.	6,830	142,952
*	American Reprographics Co.	9,400	171,926
#	American Science & Engineering, Inc.	1,900	97,318
* #	American Superconductor Corp.	5,200	183,456
#	American Woodmark Corp.	4,731	106,589
	Ameron International Corp.	2,600	298,142
	Ametek, Inc.	14,200	728,460
	Ampco-Pittsburgh Corp.	2,044	95,373
* #	AMR Corp.	22,100	158,899
#	Amrep Corp.	1,900	95,019
	Angelica Corp.	3,080	66,867

39

*	APAC Customer Services, Inc.	4,911	7,023
	Apogee Enterprises, Inc.	3,700	87,838
* #	Applied Energetics, Inc.	14,300	29,029
	Applied Industrial Technologies, Inc.	2,100	57,771
	Applied Signal Technologies, Inc.	4,110	63,582
*	Argon ST, Inc.	6,600	159,324
#	Arkansas Best Corp.	5,700	211,812
* #	Arotech Corp.	901	2,090
* #	Astec Industries, Inc.	6,400	249,024
*	Astronics Corp.	887	15,460
* #	Atlas Air Worldwide Holding, Inc.	5,000	309,500
*	Avalon Holding Corp. Class A	500	2,150
#	Avery Dennison Corp.	12,500	644,750
*	Avis Budget Group, Inc.	16,764	233,355
*	Axsys Technologies, Inc.	2,193	129,738
* #	AZZ, Inc.	2,800	87,864
	B.F. Goodrich Co.	16,910	1,095,937
#	Badger Meter, Inc.	2,184	107,344
*	Baker (Michael) Corp.	1,300	29,211
#	Baldor Electric Co.	11,400	401,280
*	Baldwin Technology Co., Inc. Class A	2,900	9,135
#	Barnes Group, Inc.	15,210	485,807
	Barrett Business Services, Inc.	3,311	43,540
*	BE Aerospace, Inc.	20,300	709,485
* #	Beacon Roofing Supply, Inc.	14,241	173,883
#	Belden, Inc.	16,269	681,508
*	Blount International, Inc.	11,900	166,719
#	BlueLinx Holdings, Inc.	9,628	45,829
	Boeing Co.	50,788	4,203,723
	Bowne & Co., Inc.	900	13,833
	Brady Co. Class A	13,500	522,585
#	Briggs & Stratton Corp.	8,640	127,440
*	BTU International, Inc.	1,432	16,840
	Bucyrus International, Inc.	15,850	1,121,863
* #	Builders FirstSource, Inc.	11,550	84,546
	Burlington Northern Santa Fe Corp.	35,345	3,995,752
#	C&D Technologies, Inc.	10,000	61,800
	C.H. Robinson Worldwide, Inc.	14,700	948,150
*	Cano Petroleum, Inc.	12,600	100,800
* #	Capstone Turbine Corp.	3,900	14,664
	Carlisle Companies, Inc.	17,500	585,025
#	Cascade Corp.	4,000	201,440
*	Casella Waste Systems, Inc. Class A	6,650	74,214
	Caterpillar, Inc.	38,526	3,183,789
*	CBIZ, Inc.	14,500	123,540
	CDI Corp.	4,655	132,668
*	CECO Environmental Corp.	3,500	22,225
*	Celadon Group, Inc.	7,624	86,914
* #	Cenveo, Inc.	3,459	40,401
*	Ceradyne, Inc.	4,300	185,459
	Champion Industries, Inc.	2,818	13,724
*	Channell Commercial Corp.	1,121	1,345
*	Chart Industries, Inc.	5,300	222,017
	Chase Corp.	2,000	37,500
	Chicago Rivet & Machine Co.	12	271

40

* #	ChoicePoint, Inc.	14,685	714,866
	Cintas Corp.	33,800	997,776
	CIRCOR International, Inc.	4,700	251,027
	Clarcor, Inc.	10,600	460,252
*	Clean Harbors, Inc.	2,600	184,678
*	Coleman Cable, Inc.	62	688
*	Columbus McKinnon Corp.	5,500	156,805
	Comfort Systems USA, Inc.	11,445	152,104
*	Commercial Vehicle Group, Inc.	3,500	48,790
	CompX International, Inc.	800	5,392
*	COMSYS IT Partners, Inc.	3,100	31,124
* #	Consolidated Graphics, Inc.	3,100	170,283
* #	Continental Airlines, Inc.	24,600	354,486
#	Con-way, Inc.	10,350	505,184
	Cooper Industries, Ltd.	15,200	708,776
*	Copart, Inc.	15,000	675,000
*	Cornell Companies, Inc.	4,100	91,184
	Corporate Executive Board Co.	2,700	121,959
*	Corrections Corp. of America	20,200	520,756
* #	CoStar Group, Inc.	4,700	220,430
*	Covanta Holding Corp.	23,100	646,107
*	CPI Aerostructures, Inc.	800	6,312
* #	CRA International, Inc.	2,402	83,758
	Crane Co.	10,763	491,331
* #	Crocs, Inc.	6,700	68,407
	CSX Corp.	41,451	2,862,606
	Cubic Corp.	5,500	139,040
	Cummins, Inc.	17,200	1,211,224
	Curtiss-Wright Corp.	11,808	608,230
	Danaher Corp.	23,371	1,827,145
#	Deere & Co.	20,264	1,648,274
*	Delta Air Lines, Inc.	32,300	198,645
	Deluxe Corp.	7,550	170,102
*	Devcon International Corp.	500	750
#	Diamond Management & Technology Consultants, Inc.	4,900	25,970
* #	Distributed Energy Systems Corp.	872	445
* #	Document Securities Systems, Inc.	1,200	6,864
* #	Dollar Thrifty Automotive Group, Inc.	1,700	23,800
	Donaldson Co., Inc.	16,300	839,124
*	Double Eagle Petroleum Co.	3,000	59,460
	Dover Corp.	40,900	2,211,872
	DRS Technologies, Inc.	11,705	922,120
*	Ducommun, Inc.	3,171	100,426
*	DXP Enterprises, Inc.	1,700	69,938
*	Dynamex, Inc.	2,177	54,577
	Dynamic Materials Corp.	1,600	69,408
*	DynCorp International, Inc. Class A	6,600	112,794
	Eagle Bulk Shipping, Inc.	9,600	320,064
* #	Eagle Test Systems, Inc.	4,389	50,605
#	Eastern Co.	1,977	32,532
	Eaton Corp.	23,863	2,307,075
	Ecology & Environment, Inc. Class A	210	2,384
	Electro Rent Corp.	8,463	119,498
*	EMCOR Group, Inc.	19,700	578,195
	Emerson Electric Co.	56,488	3,286,472

41

#	Encore Wire Corp.	4,800	108,720
* #	Energy Conversion Devices, Inc.	8,200	520,536
* #	Energy Focus, Inc.	2,204	5,246
*	EnerSys	13,630	425,392
* #	ENGlobal Corp.	7,130	73,225
	Ennis, Inc.	8,410	158,865
*	EnPro Industries, Inc.	4,600	184,460
*	Environmental Tectonics Corp.	871	2,047
	Equifax, Inc.	11,757	448,647
*	ESCO Technologies, Inc.	7,400	381,174
	Espey Manufacturing & Electronics Corp.	458	10,397
*	Esterline Technologies Corp.	9,500	588,335
* #	Evergreen Solar, Inc.	19,700	204,880
* #	Exide Technologies	15,300	252,297
	Expeditors International of Washington, Inc.	18,285	860,858
*	Exponent, Inc.	3,602	117,497
* #	ExpressJet Holdings, Inc.	9,435	19,153
*	EXX, Inc. Class A	1,100	4,070
#	Fastenal Co.	12,710	628,382
	Federal Signal Corp.	15,610	210,423
	FedEx Corp.	31,752	2,911,976
*	First Advantage Corp.	1,800	36,126
* #	Flanders Corp.	9,525	68,199
*	Flow International Corp.	4,600	46,736
	Flowserve Corp.	7,000	969,640
#	Fluor Corp.	6,900	1,287,195
*	Fortune Industries, Inc.	700	1,050
#	Forward Air Corp.	5,600	207,480
*	Foster Wheeler, Ltd.	10,900	830,253
#	Franklin Electric Co., Inc.	6,200	251,100
	Freightcar America, Inc.	3,800	165,680
* #	Frontier Airlines Holdings, Inc.	800	188
	Frozen Food Express Industries, Inc.	1,200	9,480
*	FTI Consulting, Inc.	11,700	702,702
* #	FuelCell Energy, Inc.	15,000	151,950
*	Furmanite Corp.	6,879	62,393
	G & K Services, Inc. Class A	6,200	216,938
*	Gardner Denver Machinery, Inc.	16,733	887,853
	GATX Corp.	14,750	727,323
* #	Gehl Co.	2,100	33,600
#	Genco Shipping & Trading, Ltd.	7,300	512,752
	Gencorp, Inc.	6,200	51,584
* #	General Cable Corp.	5,100	361,080
	General Dynamics Corp.	16,206	1,493,383
	General Electric Co.	525,567	16,145,418
* #	Genesee & Wyoming, Inc.	9,262	378,075
*	GeoEye, Inc.	3,700	63,085
*	GeoPetro Resources Co.	1,500	3,705
*	Global Cash Access, Inc.	6,591	47,126
#	Gorman-Rupp Co.	3,425	150,358
*	GP Strategies Corp.	6,600	65,736
	Graco, Inc.	7,100	286,840
* #	Graftech International, Ltd.	13,400	353,760
	Graham Corp.	1,250	85,550
#	Granite Construction, Inc.	6,200	226,052

42

#	Greenbrier Companies, Inc.	5,104	133,980
* #	Griffon Corp.	4,800	43,392
	Hardinge, Inc.	2,529	35,532
	Harsco Corp.	7,600	481,232
*	Hawaiian Holdings, Inc.	10,100	73,932
#	Healthcare Services Group, Inc.	10,250	180,810
#	Heartland Express, Inc.	24,500	377,300
#	Heico Corp.	2,300	116,679
	Heico Corp. Class A	3,470	137,481
#	Heidrick & Struggles International, Inc.	5,500	157,575
* #	Henry Bros. Electronics, Inc.	465	2,976
*	Herley Industries, Inc.	2,810	45,157
	Herman Miller, Inc.	7,200	178,560
*	Hexcel Corp.	18,900	500,094
*	Hill International, Inc.	6,800	109,820
	Hi-Shear Technology Corp.	1,000	11,850
#	HNI Corp.	9,982	250,349
*	Hoku Scientific, Inc.	2,700	20,790
	Honeywell International, Inc.	53,400	3,183,708
#	Horizon Lines, Inc. Class A	5,400	67,878
#	Houston Wire & Cable Co.	4,300	92,794
* #	HQ Sustainable Maritime Industries, Inc.	1,018	15,626
*	Hub Group, Inc. Class A	9,300	335,544
#	Hubbell, Inc. Class A	1,067	56,370
	Hubbell, Inc. Class B	9,900	463,023
*	Hudson Highland Group, Inc.	3,960	49,619
* #	Hurco Companies, Inc.	1,400	50,722
*	Huron Consulting Group, Inc.	1,600	85,744
*	Huttig Building Products, Inc.	4,110	9,617
*	ICT Group, Inc.	4,362	46,237
	IDEX Corp.	21,650	840,886
*	IHS, Inc.	5,830	347,235
*	II-VI, Inc.	6,300	246,393
	IKON Office Solutions, Inc.	27,700	334,893
	Illinois Tool Works, Inc.	26,534	1,424,876
*	Industrial Distribution Group, Inc.	300	3,624
* #	Innerworkings, Inc.	9,125	117,074
*	Innotrac Corp.	727	2,973
* #	Innovative Solutions & Support, Inc.	2,600	20,124
* #	Insituform Technologies, Inc. Class A	9,000	165,960
#	Insteel Industries, Inc.	5,428	87,011
*	Integrated Electrical Services, Inc.	3,323	60,678
* #	InterDigital, Inc.	4,706	117,603
*	Interline Brands, Inc.	8,700	155,382
*	International Shipholding Corp.	2,001	47,584
*	Intersections, Inc.	5,807	54,470
	ITT Industries, Inc.	16,300	1,075,800
#	J.B. Hunt Transport Services, Inc.	26,060	907,930
*	Jacobs Engineering Group, Inc.	10,476	992,915
* #	JetBlue Airways Corp.	27,800	110,366
	Joy Global, Inc.	9,306	783,844
*	Kadant, Inc.	4,600	122,958
	Kaman Corp. Class A	7,105	184,020
*	Kansas City Southern	20,295	1,013,938
#	Kaydon Corp.	5,501	336,166

43

	KBR, Inc.	17,899	621,274
	Kelly Services, Inc. Class A	10,300	216,300
	Kelly Services, Inc. Class B	319	6,396
*	Kenexa Corp.	3,676	74,035
	Kennametal, Inc.	22,400	865,760
*	Key Technology, Inc.	1,336	48,858
*	Kforce, Inc.	10,059	93,046
* #	Kirby Corp.	7,100	395,186
#	Knight Transportation, Inc.	17,650	322,289
	Knoll, Inc.	7,400	109,742
* #	Korn/Ferry International	9,200	154,560
*	K-Tron International, Inc.	664	90,822
*	L.B. Foster Co. Class A	1,800	61,614
	L.S. Starrett Co. Class A	1,341	30,548
	L-3 Communications Holdings, Inc.	18,000	1,933,020
*	LaBarge, Inc.	3,822	50,450
*	Ladish Co., Inc.	3,164	102,862
	Landstar Systems, Inc.	4,300	239,596
	Lawson Products, Inc.	2,944	76,515
*	Layne Christensen Co.	5,835	298,344
*	Learning Tree International, Inc.	3,221	57,012
*	LECG Corp.	7,283	73,558
	Lennox International, Inc.	13,800	444,636
*	LGL Group, Inc.	300	2,190
	Lincoln Electric Holdings, Inc.	9,000	742,320
#	Lindsay Corp.	2,000	210,000
*	LMI Aerospace, Inc.	3,600	74,880
	Lockheed Martin Corp.	30,885	3,380,054
	LSI Industries, Inc.	5,600	59,584
*	Lydall, Inc.	234	3,590
* #	M&F Worldwide Corp.	2,600	93,054
*	Mac-Gray Corp.	2,258	23,754
*	Magnetek, Inc.	10,700	48,150
*	MAIR Holdings, Inc.	300	1,260
*	Manitex International, Inc.	3,200	17,312
	Manpower, Inc.	16,990	1,070,370
*	Marten Transport, Ltd.	7,400	132,608
#	Masco Corp.	80,100	1,485,054
	McGrath Rentcorp.	6,937	191,669
*	Media Sciences International, Inc.	520	1,508
* #	Medialink Worldwide, Inc.	1,000	1,020
* #	Medis Technologies, Ltd.	1,800	11,142
*	Merrimac Industries, Inc.	601	4,177
* #	Mesa Air Group, Inc.	5,100	3,672
* #	Metalline Mining Co.	600	1,218
	Met-Pro Corp.	5,130	69,152
*	Mettler Toledo International, Inc.	2,700	279,990
*	MFRI, Inc.	1,800	28,062
* #	Microvision, Inc.	3,800	13,148
* #	Middleby Corp.	2,200	125,598
*	Miller Industries, Inc.	2,046	22,895
#	Mine Safety Appliances Co.	8,220	338,993
*	Misonix, Inc.	700	2,520
* #	Mobile Mini, Inc.	9,912	239,573
* #	Modtech Holdings, Inc.	1,089	239

44

* #	Monster Worldwide, Inc.	11,660	287,885
* #	Moog, Inc. Class A	12,200	553,148
*	Moog, Inc. Class B	1,208	54,662
	MSC Industrial Direct Co., Inc. Class A	10,473	570,779
*	MTC Technologies, Inc.	5,198	123,868
	Mueller Industries, Inc.	9,700	347,163
#	Mueller Water Products, Inc.	8,600	87,118
	Mueller Water Products, Inc. Class B	26,892	266,231
	Multi-Color Corp.	2,277	50,663
	NACCO Industries, Inc. Class A	1,475	128,119
*	Nashua Corp.	807	7,618
*	National Technical Systems, Inc.	2,146	11,910
*	Navigant Consulting, Inc.	14,122	284,558
* #	NCI Building Systems, Inc.	3,755	117,306
	Nordson Corp.	7,900	567,615
	Norfolk Southern Corp.	38,557	2,597,971
*	North America Galvanizing & Coatings, Inc.	3,600	27,684
	Northrop Grumman Corp.	31,473	2,374,953
*	Northwest Airlines Corp.	18,800	132,728
*	Old Dominion Freight Line, Inc.	10,450	315,381
#	Omega Flex, Inc.	939	16,836
*	On Assignment, Inc.	10,500	87,570
*	Orbital Sciences Corp.	13,795	358,118
#	Oshkosh Truck Corp. Class B	21,600	872,856
*	Owens Corning, Inc.	38,500	994,455
*	P.A.M. Transportation Services, Inc.	3,500	51,310
	Paccar, Inc.	24,418	1,303,677
	Pall Corp.	8,200	334,642
*	Paragon Technologies, Inc.	400	2,616
	Parker Hannifin Corp.	20,700	1,752,669
*	Park-Ohio Holdings Corp.	3,636	54,613
*	Patrick Industries, Inc.	1,303	9,460
* #	Patriot Transportation Holding, Inc.	635	57,074
*	Peerless Manufacturing Co.	800	37,168
	Pentair, Inc.	21,782	815,300
*	Perini Corp.	4,000	153,960
* #	PHH Corp.	8,210	154,594
*	Pike Electric Corp.	10,400	162,136
* #	Pinnacle Airlines Corp.	2,900	18,879
	Pitney Bowes, Inc.	15,232	553,074
* #	Plug Power, Inc.	29,393	92,294
	Portec Rail Products, Inc.	2,668	32,416
*	Powell Industries, Inc.	3,700	197,839
* #	Power-One, Inc.	21,144	64,278
	Precision Castparts Corp.	10,561	1,275,769
#	Preformed Line Products Co.	1,036	52,339
* #	Protection One, Inc.	3,301	28,092
	Providence & Worcester Railroad Co.	595	11,900
*	Quality Distribution, Inc.	2,300	8,050
*	Quanex Building Products Corp.	7,759	136,558
* #	Quanta Services, Inc.	37,431	1,199,289
	Quixote Corp.	1,002	10,220
	R. R. Donnelley & Sons Co.	51,165	1,679,747
#	Raven Industries, Inc.	2,300	86,825
	Raytheon Co.	38,320	2,447,115

45

*	RBC Bearings, Inc.	5,400	203,472
*	RCM Technologies, Inc.	1,888	8,156
#	Regal-Beloit Corp.	8,906	414,129
*	Republic Airways Holdings, Inc.	7,510	91,472
	Republic Services, Inc.	15,895	523,422
	Resources Connection, Inc.	9,904	208,083
	Robbins & Myers, Inc.	7,076	286,507
	Robert Half International, Inc.	9,459	232,502
	Rockwell Automation, Inc.	9,700	567,935
	Rockwell Collins, Inc.	13,850	849,975
	Rollins, Inc.	7,275	115,745
	Roper Industries, Inc.	10,414	677,327
*	Rush Enterprises, Inc. Class A	8,900	144,002
*	Rush Enterprises, Inc. Class B	2,349	35,329
	Ryder System, Inc.	17,000	1,248,310
*	Saia, Inc.	200	2,782
	Schawk, Inc.	9,495	158,946
* #	School Specialty, Inc.	6,000	188,340
	Servidyne, Inc.	110	670
	Servotronics, Inc.	389	6,181
*	Shaw Group, Inc.	12,616	769,576
*	SIFCO Industries, Inc.	610	7,839
#	Simpson Manufacturing Co., Inc.	15,700	414,166
	Skywest, Inc.	18,800	290,648
*	SL Industries, Inc.	1,624	23,873
	Southwest Airlines Co.	170,538	2,227,226
*	Sparton Corp.	1,599	7,355
* #	Spherion Corp.	1,700	8,551
*	Spherix, Inc.	800	824
* #	Spire Corp.	1,200	17,256
	SPX Corp.	7,400	983,312
*	Standard Parking Corp.	2,456	52,657
	Standard Register Co.	6,200	73,656
	Standex International Corp.	3,850	79,503
*	Stanley, Inc.	5,400	170,424
	Steelcase, Inc. Class A	26,510	334,026
*	Stericycle, Inc.	13,505	787,342
*	Sterling Construction Co., Inc.	4,176	83,061
	Sun Hydraulics, Inc.	3,629	145,559
*	Superior Essex, Inc.	4,400	191,400
	Supreme Industries, Inc.	2,007	9,353
	Sypris Solutions, Inc.	5,200	23,348
*	SYS Technologies	1,881	4,608
	TAL International Group, Inc.	9,200	247,204
*	Taleo Corp. Class A	3,400	67,286
* #	Taser International, Inc.	8,000	56,240
*	Team, Inc.	2,200	70,488
	Tech/Ops Sevcon, Inc.	439	3,249
	Technology Research Corp.	800	2,400
	Tecumseh Products Co. Class A	4,000	139,640
*	Tecumseh Products Co. Class B	1,327	40,142
*	Teledyne Technologies, Inc.	6,600	367,488
	Teleflex, Inc.	10,618	627,630
*	TeleTech Holdings, Inc.	16,500	426,360
	Tennant Co.	3,900	137,163

46

*	Terex Corp.	9,000	642,150
*	Tetra Tech, Inc.	14,700	388,668
	Textron, Inc.	15,400	963,270
*	The Advisory Board Co.	2,300	106,191
	The Brink’s Co.	11,100	804,528
#	The Dun & Bradstreet Corp.	5,300	484,314
*	The Geo Group, Inc.	10,500	241,395
	The Manitowoc Co., Inc.	10,400	404,560
*	Thomas & Betts Corp.	15,425	655,100
	Thomas Group, Inc.	891	2,290
	Timken Co.	28,875	1,057,691
#	Titan International, Inc.	7,100	280,663
	Todd Shipyards Corp.	824	12,063
#	Toro Co.	9,000	351,720
*	Trailer Bridge, Inc.	599	3,702
	Trane, Inc.	10,514	488,060
*	TransDigm Group, Inc.	10,100	440,360
*	TRC Companies, Inc.	8,126	42,093
#	Tredegar Industries, Inc.	4,700	68,667
* #	Trex Co., Inc.	2,200	24,640
#	Trinity Industries, Inc.	25,100	1,025,335
	Triumph Group, Inc.	4,700	292,293
* #	TRM Corp.	1,182	296
*	TrueBlue, Inc.	12,300	179,088
*	Tufco Technologies, Inc.	510	3,366
*	TurboChef Technologies, Inc.	2,600	17,498
	Twin Disc, Inc.	2,400	45,600
*	U.S. Home Systems, Inc.	900	4,230
	UAL Corp.	24,600	210,084
* #	Ultralife Batteries, Inc.	4,100	51,783
	Union Pacific Corp.	53,020	4,364,076
	United Parcel Service, Inc.	52,137	3,702,770
*	United Rentals, Inc.	15,400	317,086
*	United Stationers, Inc.	8,000	338,720
	United Technologies Corp.	62,635	4,449,590
#	Universal Forest Products, Inc.	6,155	208,839
*	Universal Security Instruments, Inc.	266	1,689
* #	Universal Truckload Services, Inc.	1,003	24,433
*	UQM Technologies, Inc.	1,300	3,289
*	URS Corp.	11,069	529,209
* #	US Airways Group, Inc.	5,165	20,453
*	USA Truck, Inc.	3,220	41,152
* #	USG Corp.	21,200	721,860
#	Valmont Industries, Inc.	5,000	574,200
*	Valpey Fisher Corp.	715	2,967
*	Versar, Inc.	2,260	11,752
	Viad Corp.	6,200	204,476
#	Vicor Corp.	7,300	82,417
*	Volt Information Sciences, Inc.	6,950	103,972
	VSE Corp.	1,100	37,807
	W.W. Grainger, Inc.	10,700	976,482
#	Wabash National Corp.	10,100	86,658
	Wabtec Corp.	10,200	475,014
	Walter Industries, Inc.	8,120	757,109
* #	Waste Connections, Inc.	18,115	594,715

47

	Waste Management, Inc.	35,940	1,363,204
#	Watsco, Inc. Class A	5,400	251,100
	Watsco, Inc. Class B	400	18,500
	Watson Wyatt & Co. Holdings	12,200	714,554
#	Watts Water Technologies, Inc.	10,200	289,272
*	WCA Waste Corp.	5,500	30,305
#	Werner Enterprises, Inc.	22,960	434,862
*	WESCO International, Inc.	6,900	305,739
*	Westaff, Inc.	3,455	7,048
* #	Willdan Group, Inc.	1,675	9,045
*	Willis Lease Finance Corp.	2,829	31,176
	Woodward Governor Co.	14,000	563,780
* #	YRC Worldwide, Inc.	9,500	165,870
Total Industrials			201,056,156

Information Technology — (13.7%)
*	3Com Corp.	72,773	183,388
* #	Acacia Research-Acacia Technologies	2,400	13,032
* #	Access Integrated Technologies, Inc.	5,202	11,184
* #	ACI Worldwide, Inc.	8,400	146,244
*	Actel Corp.	7,800	133,770
*	ActivIdentity Corp.	11,164	31,706
*	Activision, Inc.	27,100	914,625
*	Actuate Corp.	13,695	67,927
	Acxiom Corp.	20,021	293,708
*	Adaptec, Inc.	36,720	118,606
*	ADC Telecommunications, Inc.	33,170	522,096
*	ADDvantage Technologies Group, Inc.	600	2,208
* #	Adept Technology, Inc.	600	5,034
*	Adobe Systems, Inc.	33,792	1,488,876
	Adtran, Inc.	16,400	408,196
*	Advanced Analogic Technologies, Inc.	12,533	87,480
*	Advanced Energy Industries, Inc.	5,900	93,456
* #	Advanced Micro Devices, Inc.	84,500	581,360
* #	Advanced Photonix, Inc.	908	1,271
* #	Advent Software, Inc.	3,200	137,504
*	Aehr Test Systems	2,798	24,455
*	Aetrium, Inc.	1,000	3,130
*	Affiliated Computer Services, Inc. Class A	7,400	401,080
*	Agilent Technologies, Inc.	32,400	1,211,436
#	Agilysys, Inc.	3,200	33,408
*	Airspan Networks, Inc.	10,400	9,235
* #	Akamai Technologies, Inc.	8,300	324,115
*	Alliance Data Systems Corp.	3,900	234,156
	Altera Corp.	19,020	440,123
*	Amdocs, Ltd.	47,100	1,521,801
* #	American Commercial Lines, Inc.	7,300	111,982
	American Software, Inc. Class A	9,530	62,326
*	Amkor Technology, Inc.	42,800	456,248
	Amphenol Corp.	16,108	751,116
*	Amtech Systems, Inc.	2,100	20,643
* #	Anadigics, Inc.	9,300	114,948
	Analog Devices, Inc.	26,520	931,117
*	Analysts International Corp.	1,000	1,740
*	Anaren, Inc.	3,573	46,485

48

*	Anixter International, Inc.	9,800	637,098
*	Ansoft Corp.	3,000	109,440
* #	Ansys, Inc.	16,700	789,910
*	Apple, Inc.	51,724	9,762,905
	Applied Materials, Inc.	81,543	1,615,367
*	Applied Micro Circuits Corp.	12,284	120,506
*	Ariba, Inc.	24,566	364,559
*	Arris Group, Inc.	17,685	165,532
*	Arrow Electronics, Inc.	37,701	1,155,913
*	Art Technology Group, Inc.	29,247	109,676
*	Aspen Technology, Inc.	19,100	275,040
	Astro-Med, Inc.	1,306	13,060
*	Asyst Technologies, Inc.	6,300	22,365
* #	Atari, Inc.	1,469	2,409
* #	Atheros Communications	14,901	497,991
	Atlantic Tele-Network, Inc.	3,200	95,872
*	Atmel Corp.	101,412	453,312
*	ATMI, Inc.	6,953	208,103
*	Authentidate Holding Corp.	952	486
*	Autobytel, Inc.	13,045	21,785
*	Autodesk, Inc.	24,500	1,008,420
	Automatic Data Processing, Inc.	31,470	1,354,784
* #	Avid Technology, Inc.	13,310	285,633
*	Aviza Technology, Inc.	2,200	1,188
*	Avnet, Inc.	35,400	1,045,008
*	Avocent Corp.	14,318	282,494
	AVX Corp.	51,160	681,451
*	Aware, Inc.	9,051	32,765
*	Axcelis Technologies, Inc.	30,094	171,837
*	AXT, Inc.	12,067	55,750
* #	Bankrate, Inc.	4,453	224,877
* #	BearingPoint, Inc.	37,300	50,728
	Bel Fuse, Inc. Class A	400	12,260
	Bel Fuse, Inc. Class B	2,800	73,332
* #	Bell Microproducts, Inc.	6,400	16,960
* #	Benchmark Electronics, Inc.	22,344	397,053
*	BigBand Networks, Inc.	16,008	84,842
	Black Box Corp.	5,800	166,460
	Blackbaud, Inc.	6,900	163,254
* #	Blackboard, Inc.	4,500	170,460
*	Blue Coat Systems, Inc.	4,800	86,976
*	BMC Software, Inc.	17,700	709,770
*	Bookham, Inc.	28,600	58,058
*	Borland Software Corp.	15,867	22,372
*	Bottomline Technologies, Inc.	7,157	71,212
*	Brightpoint, Inc.	23,740	233,839
*	Broadcom Corp.	50,936	1,461,354
	Broadridge Financial Solutions, Inc.	33,667	758,854
*	Brocade Communications Systems, Inc.	90,775	731,647
*	Brooks Automation, Inc.	12,953	131,991
*	BSQUARE Corp.	855	4,078
	CA, Inc.	31,900	846,626
* #	Cabot Microelectronics Corp.	6,704	248,718
*	CACI International, Inc. Class A	8,200	417,954
*	Cadence Design Systems, Inc.	53,300	619,346

49

*	CalAmp Corp.	9,236	23,182
*	California Micro Devices Corp.	7,100	25,347
*	Callidus Software, Inc.	4,300	26,144
*	CallWave, Inc.	5,879	14,286
	CAM Commerce Solutions, Inc.	400	14,492
*	Captaris, Inc.	8,736	38,089
*	Cascade Microtech, Inc.	3,830	30,066
#	Cass Information Systems, Inc.	2,222	70,593
*	Catalyst Semiconductor, Inc.	6,300	28,350
*	Catapult Communications Corp.	4,587	33,806
*	Centillium Communications, Inc.	2,848	2,278
*	CEVA, Inc.	7,900	66,123
*	Checkpoint Systems, Inc.	12,900	335,013
*	Cherokee International Corp.	2,335	6,772
*	Chordiant Software, Inc.	3,360	21,571
*	Chyron International Corp.	2,325	13,718
*	Ciber, Inc.	1,300	9,126
* #	Ciena Corp.	17,842	545,252
*	Ciprico, Inc.	678	1,098
*	Cirrus Logic, Inc.	28,600	187,616
*	Cisco Sytems, Inc.	406,334	10,857,244
*	Citrix Systems, Inc.	8,800	301,224
* #	CMGI, Inc.	15,920	238,482
*	CNET Networks, Inc.	33,400	382,430
* #	Cogent, Inc.	21,355	255,619
	Cognex Corp.	12,600	351,036
*	Cognizant Technology Solutions Corp.	14,634	516,288
* #	Coherent, Inc.	3,371	102,040
	Cohu, Inc.	7,410	126,785
* #	Comarco, Inc.	900	2,898
*	CommScope, Inc.	21,361	1,171,651
	Communications Systems, Inc.	2,055	22,708
*	Computer Sciences Corp.	34,710	1,705,997
*	Compuware Corp.	79,465	809,748
*	Comtech Telecommunications Corp.	5,362	248,261
*	Concur Technologies, Inc.	8,300	304,361
* #	Conexant Systems, Inc.	12,420	5,713
*	Convera Corp.	9,300	12,927
*	Convergys Corp.	39,126	631,102
	Corning, Inc.	100,400	2,744,936
*	CPI International, Inc.	3,434	41,860
*	Credence Systems Corp.	22,900	24,732
* #	Cree, Inc.	18,500	470,270
*	CSG Systems International, Inc.	5,644	74,952
*	CSP, Inc.	1,257	7,379
	CTS Corp.	1,000	10,880
*	Cyberoptics Corp.	2,261	20,259
*	Cybersource Corp.	8,612	167,159
* #	Cymer, Inc.	6,865	212,266
*	Cypress Semiconductor Corp.	46,280	1,290,286
#	Daktronics, Inc.	9,600	193,824
*	Datalink Corp.	1,244	5,909
	Dataram Corp.	1,100	3,575
* #	DealerTrack Holdings, Inc.	9,000	189,360
*	Dell, Inc.	132,610	3,057,987

50

	Diebold, Inc.	13,600	536,656
*	Digi International, Inc.	8,420	75,948
*	Digimarc Corp.	8,493	94,357
*	Digital River, Inc.	10,300	412,618
* #	Diodes, Inc.	5,725	161,617
*	Ditech Networks, Inc.	7,603	18,095
*	Dolby Laboratories, Inc.	7,200	345,672
*	Dot Hill Systems Corp.	12,800	38,400
*	Double-Take Software, Inc.	1,300	16,952
*	DSP Group, Inc.	8,529	71,132
* #	DST Systems, Inc.	3,304	209,474
*	DTS, Inc.	3,300	110,550
*	Dycom Industries, Inc.	11,418	195,819
*	Dynamics Research Corp.	2,547	27,304
*	EarthLink, Inc.	26,729	256,598
*	eBay, Inc.	80,901	2,427,839
* #	Echelon Corp.	10,369	153,046
*	Echostar Holding Corp.	2,484	92,753
* #	EDGAR Online, Inc.	1,700	3,910
*	Edgewater Technology, Inc.	2,700	13,878
*	EFJ, Inc.	4,512	6,678
*	Elecsys Corp.	78	445
*	Electro Scientific Industries, Inc.	5,792	91,514
* #	Electroglas, Inc.	3,431	6,450
*	Electronic Arts, Inc.	24,034	1,206,507
	Electronic Data Systems Corp.	103,900	2,544,511
*	Electronics for Imaging, Inc.	11,271	186,760
* #	Elixir Gaming Technologies, Inc.	18,400	26,864
* #	eLoyalty Corp.	500	4,180
*	EMC Corp.	91,200	1,590,528
* #	EMCORE Corp.	8,282	65,097
*	EMS Technologies, Inc.	5,000	136,900
*	Emulex Corp.	10,400	145,808
*	Endwave Corp.	2,100	14,364
*	Entegris, Inc.	27,500	211,475
*	Entertainment Distribution Co., Inc.	13,032	5,864
*	Entorian Technologies, Inc.	8,700	9,135
*	Entrust, Inc.	15,515	43,442
*	Epicor Software Corp.	12,279	105,354
* #	EPIQ Systems, Inc.	10,450	172,321
*	Equinix, Inc.	7,820	746,732
* #	Euronet Worldwide, Inc.	15,223	297,762
*	Evans & Sutherland Computer Corp.	685	637
* #	Exar Corp.	15,100	118,686
*	Excel Technology, Inc.	3,472	90,341
*	Extreme Networks, Inc.	33,772	109,759
*	F5 Networks, Inc.	12,942	388,907
#	Factset Research Systems, Inc.	4,100	265,311
	Fair Isaac Corp.	9,400	237,538
*	Fairchild Semiconductor Corp. Class A	35,683	535,245
* #	FalconStor Software, Inc.	6,100	54,534
* #	Faro Technologies, Inc.	3,210	92,031
*	FEI Co.	5,810	136,186
	Fidelity National Information Services, Inc.	44,516	1,793,104
* #	Finisar Corp.	28,300	52,072

51

*	Fiserv, Inc.	25,400	1,329,944
* #	Flir Systems, Inc.	12,300	484,866
* #	FormFactor, Inc.	13,620	297,325
*	Forrester Research, Inc.	5,277	159,418
* #	FortuNet, Inc.	2,292	14,463
*	Foundry Networks, Inc.	31,300	425,680
	Frequency Electronics, Inc.	2,200	14,740
*	FSI International, Inc.	3,939	6,893
* #	Gartner Group, Inc.	8,200	178,678
*	Gerber Scientific, Inc.	7,754	77,618
	Gevity HR, Inc.	3,300	24,651
	Global Payments, Inc.	17,900	845,238
*	Globecomm Systems, Inc.	7,883	76,544
*	Goldleaf Financial Solutions, Inc.	4,900	10,045
*	Google, Inc.	15,284	8,953,367
*	Greenfield Online, Inc.	9,000	114,660
*	GSE Systems, Inc.	2,084	17,922
*	GTSI Corp.	1,900	14,611
*	Guidance Software, Inc.	2,998	29,950
*	Hackett Group, Inc.	12,618	66,623
*	Harmonic, Inc.	23,500	226,070
	Harris Corp.	4,600	302,588
*	Harris Stratex Networks, Inc. Class A	7,325	82,333
*	Hauppauge Digital, Inc.	1,000	2,300
#	Heartland Payment Systems, Inc.	5,182	133,747
	Henry Jack & Associates, Inc.	17,000	404,600
*	Hewitt Associates, Inc. Class A	8,400	328,944
	Hewlett-Packard Co.	148,599	6,993,069
*	hi/fn, Inc.	4,047	20,478
*	Hittite Microwave Corp.	4,800	191,760
*	Hughes Communications, Inc.	4,081	189,318
* #	Hutchinson Technology, Inc.	6,900	99,360
*	Hypercom Corp.	17,183	83,681
*	I.D. Systems, Inc.	3,032	22,316
* #	i2 Technologies, Inc.	5,206	62,472
#	iBasis, Inc.	3,249	10,884
*	iGATE Capital Corp.	11,288	96,512
* #	iGo, Inc.	7,499	9,749
* #	Ikanos Communications	9,600	34,176
* #	ImageWare Systems, Inc.	400	220
* #	I-many, Inc.	6,033	6,093
	Imation Corp.	5,736	150,054
#	Imergent, Inc.	1,100	12,650
*	Immersion Corp.	3,900	33,423
*	InFocus Corp.	6,000	10,260
*	Informatica Corp.	20,600	370,800
	InfoSpace, Inc.	11,200	102,256
	infoUSA, Inc.	19,241	107,942
*	Ingram Micro, Inc.	51,110	926,624
*	Innodata Isogen, Inc.	4,400	13,772
*	Insight Enterprises, Inc.	12,710	170,314
	Integral Systems, Inc.	2,700	106,893
*	Integrated Device Technology, Inc.	51,072	576,092
*	Integrated Silicon Solution, Inc.	9,378	57,206
	Intel Corp.	381,156	8,835,196

52

*	Intelli-Check, Inc.	840	2,276
* #	Interactive Intelligence, Inc.	2,300	29,969
* #	Intermec, Inc.	13,400	302,840
* #	Internap Network Services Corp.	4,700	24,769
	International Business Machines Corp.	90,530	11,717,298
*	International Rectifier Corp.	20,332	471,296
*	Internet Brands, Inc.	900	6,381
*	Internet Capital Group, Inc.	12,520	125,951
*	Interphase Corp.	700	2,604
	Intersil Corp.	36,600	1,020,042
*	Intervoice, Inc.	7,600	49,096
*	Interwoven, Inc.	14,737	197,623
*	Intest Corp.	1,100	1,975
*	Intevac, Inc.	6,500	74,750
*	IntriCon Corp.	400	3,120
*	Intuit, Inc.	25,100	726,896
*	INX, Inc.	100	1,263
*	Iomega Corp.	13,186	50,634
*	iPass, Inc.	20,600	44,290
*	iPCS, Inc.	1,500	45,000
*	IPG Photonics Corp.	8,443	169,620
*	Iron Mountain, Inc.	30,900	927,927
*	Iteris, Inc.	5,900	17,582
* #	Itron, Inc.	6,600	644,028
*	Ixia	22,825	184,654
*	IXYS Corp.	9,936	115,854
*	j2 Global Communications, Inc.	3,700	98,124
	Jabil Circuit, Inc.	34,000	432,480
*	Jaco Electronics, Inc.	600	774
*	JDA Software Group, Inc.	8,400	171,360
*	JDS Uniphase Corp.	63,153	781,203
* #	Juniper Networks, Inc.	66,500	1,830,080
*	Jupitermedia Corp.	7,500	13,950
	Keithley Instruments, Inc.	6,065	62,106
* #	Kemet Corp.	1,900	7,657
*	Key Tronic Corp.	1,400	5,040
*	Keynote Systems, Inc.	6,220	83,970
*	Kintera, Inc.	800	864
	KLA-Tencor Corp.	18,183	838,600
*	Kopin Corp.	19,400	58,782
* #	Kratos Defense & Security Solutions, Inc.	17,953	35,008
* #	Kulicke & Soffa Industries, Inc.	6,500	46,020
*	KVH Industries, Inc.	5,491	48,321
* #	L-1 Identity Solutions, Inc.	22,104	349,243
*	Lam Research Corp.	10,600	431,420
*	LaserCard Corp.	1,700	12,444
*	Lattice Semiconductor Corp.	21,300	75,828
*	Lawson Software, Inc.	60,626	528,659
*	Leadis Technolgies, Inc.	2,600	4,342
*	LeCroy Corp.	4,000	34,600
*	Lexmark International, Inc.	20,606	759,537
#	Linear Technology Corp.	14,500	533,165
*	Lionbridge Technologies, Inc.	19,371	47,072
*	Littlefuse, Inc.	4,700	177,613
*	Logility, Inc.	1,176	7,738

53

*	LoJack Corp.	4,600	42,550
*	LookSmart, Ltd.	6,996	30,293
*	Loral Space & Communications, Inc.	4,000	77,560
*	LSI Corp.	84,112	611,494
*	LTX Corp.	22,186	65,227
* #	Lumera Corp.	1,200	1,224
*	Luna Innovations, Inc.	600	4,698
*	Macrovision Solutions Corp.	18,741	253,566
*	Magma Design Automation, Inc.	9,522	71,891
*	Management Network Group, Inc.	6,230	10,342
*	Manhattan Associates, Inc.	4,100	104,140
*	ManTech International Corp. Class A	3,900	196,677
#	Marchex, Inc. Class B	6,800	89,896
*	Mastec, Inc.	10,473	123,477
*	Mattson Technology, Inc.	14,383	72,203
#	Maximus, Inc.	3,400	125,018
* #	Maxwell Technologies, Inc.	4,100	55,965
*	McAfee, Inc.	22,700	822,875
*	MEMC Electronic Materials, Inc.	16,516	1,133,989
*	Mentor Graphics Corp.	25,964	302,481
*	Mercury Computer Systems, Inc.	5,000	44,350
*	Merix Corp.	2,600	6,500
	Mesa Laboratories, Inc.	900	18,081
*	Metavante Technologies, Inc.	13,004	331,082
	Methode Electronics, Inc.	13,300	152,152
	Micrel, Inc.	15,861	152,266
#	Microchip Technology, Inc.	18,669	687,766
*	Micron Technology, Inc.	115,561	932,577
*	Micros Systems, Inc.	19,308	636,585
*	Microsemi Corp.	18,400	504,160
	Microsoft Corp.	633,800	17,949,216
*	MicroStrategy, Inc.	1,202	95,691
*	Microtune, Inc.	11,300	47,234
* #	Midway Games, Inc.	5,372	11,818
* #	Mindspeed Technologies, Inc.	7,748	6,353
*	MIPS Technologies, Inc.	8,400	32,088
*	MIVA, Inc.	4,100	6,970
*	MKS Instruments, Inc.	12,710	299,448
	Mocon, Inc.	1,296	14,139
*	Moldflow Corp.	2,557	56,254
	Molex, Inc.	14,500	403,680
	Molex, Inc. Class A	13,000	343,850
	MoneyGram International, Inc.	14,600	19,856
*	Monolithic Power Systems	7,078	171,500
*	MoSys, Inc.	6,300	31,500
	Motorola, Inc.	204,003	1,903,348
*	MPS Group, Inc.	16,120	185,058
* #	MRV Communications, Inc.	26,900	47,882
*	MSC. Software Corp.	14,551	179,996
	MTS Systems Corp.	3,653	138,230
* #	Multi-Fineline Electronix, Inc.	6,558	131,488
*	Nanometrics, Inc.	6,150	48,524
*	Napco Security Systems, Inc.	6,999	32,195
*	Napster, Inc.	11,200	17,360
	National Instruments Corp.	17,001	539,952

54

	National Semiconductor Corp.	17,781	374,290
*	NAVTEQ Corp.	14,600	1,117,046
*	NCI, Inc.	1,940	40,740
*	NCR Corp.	39,700	1,050,462
* #	NeoMagic Corp.	600	450
* #	NetApp, Inc.	14,014	341,661
*	NETGEAR, Inc.	10,892	206,839
* #	Netlogic Microsystems, Inc.	5,100	192,576
*	NetManage, Inc.	800	5,688
*	NetScout Systems, Inc.	10,430	132,565
*	Network Engines, Inc.	4,876	6,193
* #	Network Equipment Technologies, Inc.	8,400	41,076
*	Newport Corp.	8,365	111,924
	NIC, Inc.	7,986	65,166
*	NMS Communications Corp.	1,800	2,088
* #	Novatel Wireless, Inc.	6,500	67,015
*	Novell, Inc.	101,737	720,298
* #	Novellus Systems, Inc.	26,200	625,918
*	Nu Horizons Electronics Corp.	4,400	25,300
*	Nuance Communications, Inc.	43,700	861,764
*	NumereX Corp. Class A	2,142	16,258
*	Nvidia Corp.	32,954	813,964
	O.I. Corp.	229	2,684
*	Oculus Innovative Sciences, Inc.	200	798
* #	Omniture, Inc.	9,724	239,697
* #	OmniVision Technologies, Inc.	18,000	291,600
*	ON Semiconductor Corp.	77,955	770,975
* #	On2 Technologies, Inc.	3,200	2,752
*	Online Resources Corp.	6,729	65,271
*	Onvia, Inc.	1,089	6,055
	Openwave Systems, Inc.	14,600	28,908
*	Oplink Communications, Inc.	6,700	74,236
*	OPNET Technologies, Inc.	8,100	76,545
*	Optical Cable Corp.	100	631
*	Oracle Corp.	352,835	8,058,751
* #	Orbcomm, Inc.	68	421
*	Orthovita, Inc.	13,310	33,275
*	OSI Systems, Inc.	4,800	121,008
*	Overland Storage, Inc.	1,300	1,365
*	OYO Geospace Corp.	781	44,064
*	Packeteer, Inc.	8,910	63,261
* #	Palm, Inc.	30,118	182,515
*	PAR Technology Corp.	2,996	28,162
*	Parametric Technology Corp.	24,992	469,350
	Park Electrochemical Corp.	6,100	180,255
* #	Parkervision, Inc.	3,332	37,185
	Paychex, Inc.	29,454	1,017,636
*	PC Connection, Inc.	7,826	85,225
	PC-Tel, Inc.	6,600	65,274
*	PDF Solutions, Inc.	6,139	34,624
	Pegasystems, Inc.	9,450	116,424
*	Perceptron, Inc.	2,200	19,074
* #	Perficient, Inc.	4,463	47,352
*	Performance Technologies, Inc.	3,800	21,052
*	Pericom Semiconductor Corp.	7,600	142,424

55

* #	Perot Systems Corp.	32,314	533,827
*	Pervasive Software, Inc.	4,841	22,607
*	Phoenix Technologies, Ltd.	4,420	47,294
*	Photon Dynamics, Inc. (719364101)	4,000	50,880
*	Photon Dynamics, Inc. (719427106)	40	401
*	Photronics, Inc.	13,609	122,209
* #	Pinnacle Data Systems, Inc.	100	158
*	Planar Systems, Inc.	2,600	8,632
* #	PlanetOut, Inc.	150	414
	Plantronics, Inc.	13,380	325,000
*	PLATO Learning, Inc.	3,814	10,031
*	Plexus Corp.	13,034	367,950
*	PLX Technology, Inc.	6,600	55,176
* #	PMC-Sierra, Inc.	60,659	516,208
*	Polycom, Inc.	27,100	675,332
*	Power Integrations, Inc.	6,800	221,884
* #	Powerwave Technologies, Inc.	25,503	102,777
* #	Presstek, Inc.	7,922	49,433
* ●	Price Communications Liquidation Trust	5,700	779
*	Procera Networks, Inc.	1,428	2,727
*	Progress Software Corp.	9,400	292,716
	QAD, Inc.	7,643	58,545
*	QLogic Corp.	33,100	522,649
	QUALCOMM, Inc.	122,323	5,937,558
#	Quality Systems, Inc.	4,200	138,306
	Qualstar Corp.	4,067	12,160
*	Quantum Corp.	62,950	107,645
*	Quest Software, Inc.	22,510	382,895
*	QuickLogic Corp.	5,275	10,814
*	Rackable Systems, Inc.	5,700	77,862
*	Radiant Systems, Inc.	7,700	104,412
* #	RadiSys Corp.	8,600	86,258
*	Radyne Corp.	5,100	57,171
*	RAE Systems, Inc.	9,600	13,632
* #	Rambus, Inc.	7,500	154,950
*	Ramtron International Corp.	6,224	27,946
*	RealNetworks, Inc.	29,540	215,642
* #	Red Hat, Inc.	29,000	706,440
	Relm Wireless Corp.	1,500	2,400
#	Renaissance Learning, Inc.	3,854	57,617
*	RF Micro Devices, Inc.	49,724	198,896
*	RF Monolithics, Inc.	3,000	6,600
	Richardson Electronics, Ltd.	2,200	12,430
*	RightNow Technologies, Inc.	4,300	63,898
*	Rimage Corp.	1,419	25,088
*	Rofin-Sinar Technologies, Inc.	6,700	237,113
*	Rogers Corp.	5,000	195,950
*	Rudolph Technologies, Inc.	10,081	101,415
*	S1 Corp.	15,349	100,382
* #	Saba Software, Inc.	6,004	22,935
* #	Safeguard Scientifics, Inc.	23,650	32,637
*	Salesforce.com, Inc.	10,400	752,024
*	Sandisk Corp.	34,700	982,357
*	Sanmina-SCI Corp.	89,700	134,550
*	Sapient Corp.	29,588	195,281

56

* #	SAVVIS, Inc.	7,900	131,772
*	ScanSource, Inc.	7,400	221,704
*	Scientific Learning Corp.	3,936	17,633
*	SCM Microsystems, Inc.	3,023	8,978
*	Seachange International, Inc.	9,700	76,242
*	Secure Computing Corp.	22,800	121,524
*	Selectica, Inc.	900	1,269
* #	Semitool, Inc.	10,395	87,214
*	Semtech Corp.	18,672	327,133
*	SI International, Inc.	4,600	112,700
* #	Sigma Designs, Inc.	6,200	114,700
*	Silicon Image, Inc.	24,800	174,344
*	Silicon Laboratories, Inc.	11,500	423,775
*	Silicon Storage Technology, Inc.	35,050	113,913
* #	SiRF Technology Holdings, Inc.	12,740	92,620
*	Skyworks Solutions, Inc.	50,000	516,500
*	SM&A	2,425	12,077
* #	Smith Micro Software, Inc.	5,000	42,200
	Soapstone Networks, Inc.	6,025	32,113
* #	SoftBrands, Inc.	3,400	3,808
* #	Sonic Foundry, Inc.	1,690	1,149
* #	Sonic Solutions, Inc.	8,700	83,520
*	SonicWALL, Inc.	21,260	170,080
* #	Sonus Networks, Inc.	40,000	171,600
* #	Sourcefire, Inc.	1,400	10,696
* #	SourceForge, Inc.	4,939	7,705
*	Spectrum Control, Inc.	2,600	23,686
*	SPSS, Inc.	4,200	165,354
*	SRA International, Inc.	9,700	228,726
*	SRS Labs, Inc.	1,600	11,136
*	Standard Microsystems Corp.	7,604	247,890
	StarTek, Inc.	4,110	35,552
*	STEC, Inc.	14,757	188,152
* #	Stratasys, Inc.	5,400	117,558
*	SumTotal Systems, Inc.	11,600	53,940
* #	Sun Microsystems, Inc.	73,962	957,808
*	Sunair Electronics, Inc.	400	1,096
* #	SunPower Corp. Class A	3,100	253,890
* #	Supertex, Inc.	1,953	49,411
*	SupportSoft, Inc.	13,092	48,833
*	Sybase, Inc.	19,500	624,390
*	Sycamore Networks, Inc.	74,312	251,918
*	Sykes Enterprises, Inc.	11,700	242,307
*	Symantec Corp.	73,500	1,597,155
* #	Symmetricom, Inc.	13,100	55,151
* #	Synaptics, Inc.	3,200	136,864
* #	SYNNEX Corp.	10,400	258,440
*	Synopsys, Inc.	26,190	690,107
#	Syntel, Inc.	5,690	186,063
*	Take-Two Interactive Software, Inc.	12,500	338,375
*	Tech Data Corp.	17,200	629,348
	Technitrol, Inc.	13,268	264,697
*	Technology Solutions Co.	294	1,523
*	TechTeam Global, Inc.	2,666	26,527
*	Techwell, Inc.	3,200	42,304

57

*	Tekelec	20,900	350,911
*	TeleCommunication Systems, Inc.	8,000	42,160
* #	Telkonet, Inc.	1,198	767
*	Tellabs, Inc.	61,586	335,028
*	Telular Corp.	4,261	15,467
*	Teradata Corp.	13,700	370,037
*	Teradyne, Inc.	53,622	736,766
* #	Terremark Worldwide, Inc.	12,873	81,100
*	Tessco Technologies, Inc.	1,988	25,287
*	Tessera Technologies, Inc.	4,159	87,630
	Texas Instruments, Inc.	100,600	3,267,488
*	The Knot, Inc.	4,500	52,245
	TheStreet.com, Inc.	6,454	49,825
* #	Think Partnership, Inc.	9,745	4,873
*	THQ, Inc.	18,900	405,405
*	TIBCO Software, Inc.	57,888	446,895
*	Tier Technologies, Inc. Class B	500	4,150
*	TNS, Inc.	3,600	90,108
*	Tollgrade Communications, Inc.	2,700	14,364
	Total System Services, Inc.	32,508	797,096
* #	Track Data Corp.	1,200	3,060
*	Transact Technologies, Inc.	1,100	9,339
*	Transwitch Corp.	551	463
* #	Travelzoo, Inc.	700	7,476
*	Trident Microsystems, Inc.	4,300	20,167
*	Trimble Navigation, Ltd.	25,300	1,007,952
	Trio-Tech International	255	1,441
*	Triquint Semiconductor, Inc.	41,577	276,903
	TSR, Inc.	421	1,503
* #	TTM Technologies, Inc.	14,478	210,800
*	Tumbleweed Communications Corp.	9,557	17,680
*	Tyler Technologies, Inc.	9,800	154,448
* #	Ultimate Software Group, Inc.	2,100	79,443
*	Ultra Clean Holdings, Inc.	6,900	71,967
* #	Ultratech, Inc.	6,078	97,309
*	Unica Corp.	1,600	13,440
*	Unisys Corp.	51,525	260,717
#	United Online, Inc.	21,110	258,175
* #	Universal Display Corp.	4,860	73,921
* #	UTStarcom, Inc.	35,743	171,566
*	ValueClick, Inc.	22,008	442,581
*	Varian Semiconductor Equipment Associates, Inc.	15,665	595,740
* #	Veeco Instruments, Inc.	10,887	209,357
* #	VeriFone Holdings, Inc.	7,800	114,504
*	VeriSign, Inc.	24,900	996,996
*	Viasat, Inc.	8,711	187,635
*	Vicon Industries, Inc.	600	2,880
*	Video Display Corp.	1,800	13,950
*	Vignette Corp.	5,300	68,635
*	Virage Logic Corp.	7,353	48,677
*	Vishay Intertechnology, Inc.	55,310	557,525
*	Vocus, Inc.	2,400	76,248
* #	Vyyo, Inc.	1,900	380
* #	Wave Systems Corp. Class A	2,100	2,205
	Wayside Technology Group, Inc.	1,500	14,325

58

*	Websense, Inc.	10,610	186,630
*	Website Pros, Inc.	9,331	76,608
*	Westell Technologies, Inc.	13,640	19,369
*	Western Digital Corp.	26,193	983,023
	Western Union Co.	50,689	1,198,288
*	White Electronics Designs Corp.	4,040	18,705
*	Wind River Systems, Inc.	25,016	270,673
*	Wireless Ronin Technologies, Inc.	323	2,167
*	Wireless Telecom Group, Inc.	3,716	4,905
* #	Wireless Xcessories Group, Inc.	360	367
* #	Wizzard Software Corp.	1,300	2,795
*	WPCS International, Inc.	2,200	15,598
*	Wright Express Corp.	5,700	182,286
	Xerox Corp.	96,550	1,311,149
	Xilinx, Inc.	31,100	845,920
* #	X-Rite, Inc.	8,415	14,810
*	Yahoo!, Inc.	80,458	2,153,056
*	Zebra Technologies Corp. Class A	13,300	500,080
*	ZILOG, Inc.	3,100	12,214
* #	Zix Corp.	11,500	29,670
*	Zones, Inc.	1,900	15,580
*	Zoran Corp.	10,520	153,908
*	Zygo Corp.	6,750	80,798
Total Information Technology			241,003,268

Materials — (4.9%)
	A. Schulman, Inc.	2,800	63,252
	A.M. Castle & Co.	6,900	226,527
*	AEP Industries, Inc.	1,500	39,300
	Air Products & Chemicals, Inc.	15,365	1,566,001
	Airgas, Inc.	10,000	591,700
	AK Steel Holding Corp.	6,000	426,000
	Albemarle Corp.	14,400	640,368
	Alcoa, Inc.	75,704	3,072,825
	Allegheny Technologies, Inc.	7,114	533,550
#	AMCOL International Corp.	6,200	191,332
*	American Pacific Corp.	1,505	25,510
#	American Vanguard Corp.	5,666	75,754
* #	Amerigon, Inc.	2,096	26,032
	Aptargroup, Inc.	14,248	637,171
	Arch Chemicals, Inc.	8,100	308,043
	Ashland, Inc.	18,365	985,650
* #	Atlantis Plastics, Inc.	169	22
	Balchem Corp.	4,085	100,981
	Ball Corp.	5,100	276,930
* #	Basin Water, Inc.	5,438	26,537
	Bemis Co., Inc.	30,400	808,640
*	Brush Engineered Materials, Inc.	5,700	190,437
*	Buckeye Technologies, Inc.	10,100	107,464
#	Cabot Corp.	17,232	552,113
#	Calgon Carbon Corp.	10,200	180,744
*	Caraustar Industries, Inc.	3,800	8,740
	Carpenter Technology Corp.	10,750	593,400
	Celanese Corp. Class A	12,600	613,620
*	Century Aluminum Co.	8,553	624,369

59

	CF Industries Holdings, Inc.	9,000	1,232,100
	Chemtura Corp.	76,250	665,663
#	Chesapeake Corp.	3,200	11,040
	Cleveland-Cliffs, Inc.	13,600	1,451,120
* #	Coeur d’Alene Mines Corp.	164,900	516,137
	Commercial Metals Co.	31,100	1,138,260
	Compass Minerals International, Inc.	7,052	514,796
* #	Constar International, Inc.	1,500	3,150
* #	Continental Materials Corp.	100	2,285
*	Core Molding Technologies, Inc.	1,400	10,290
*	Crown Holdings, Inc.	24,600	709,710
	Cytec Industries, Inc.	14,662	926,052
	Deltic Timber Corp.	2,700	145,530
	Dow Chemical Co.	86,480	3,493,792
	duPont (E.I.) de Nemours & Co., Inc.	60,400	2,893,764
#	Eagle Materials, Inc.	10,286	368,753
	Eastman Chemical Co.	9,600	735,456
	Ecolab, Inc.	14,900	667,967
	Empire Resources, Inc.	1,300	6,318
* #	Esmark, Inc.	3,000	56,700
	Ferro Corp.	15,200	294,272
* #	Flotek Industries, Inc.	2,328	39,879
	FMC Corp.	11,800	872,964
	Freeport-McMoRan Copper & Gold, Inc. Class B	27,612	3,194,985
	Friedman Industries, Inc.	1,100	6,875
#	General Maritime Corp.	6,300	177,849
* #	General Moly, Inc.	10,100	89,385
#	Georgia Gulf Corp.	6,710	28,450
	Gibraltar Industries, Inc.	6,000	96,780
	Glatfelter Co.	14,700	229,026
*	Graphic Packaging Holding Co.	57,567	170,974
	Greif, Inc. Class A	5,200	348,608
#	Greif, Inc. Class B	2,536	150,258
*	H&E Equipment Services, Inc.	13,040	183,212
#	H.B. Fuller Co.	19,712	490,237
	Hawkins, Inc.	1,910	28,937
* #	Headwaters, Inc.	13,600	147,832
* #	Hecla Mining Co.	30,318	273,468
	Hercules, Inc.	24,100	497,183
	Huntsman Corp.	14,400	315,792
*	ICO, Inc.	5,300	37,312
	Innophos Holdings, Inc.	900	25,083
	International Flavors & Fragrances, Inc.	14,700	616,812
	International Paper Co.	87,830	2,390,733
* #	Ion Geophysical Corp.	20,416	334,618
	Kaiser Aluminum Corp.	6,635	425,635
	KMG Chemicals, Inc.	2,642	28,983
	Koppers Holdings, Inc.	5,000	215,900
#	Kronos Worldwide, Inc.	6,977	154,820
*	Landec Corp.	3,500	28,035
#	Louisiana-Pacific Corp.	26,500	321,710
* #	LSB Industries, Inc.	2,300	41,952
	Lubrizol Corp.	13,814	774,965
#	Martin Marietta Materials, Inc.	2,600	303,394
*	Material Sciences Corp.	3,017	23,261

60

*	Maxxam, Inc.	715	20,378
	MeadWestavco Corp.	37,716	970,433
* #	Metalico, Inc.	6,900	109,710
#	Minerals Technologies, Inc.	6,700	466,387
* #	Mines Management, Inc.	4,400	15,620
*	Mod-Pac Corp.	400	2,128
	Monsanto Co.	38,551	4,911,397
	Myers Industries, Inc.	5,506	66,898
	Nalco Holding Co.	40,200	977,664
*	Nanophase Technologies Corp.	700	2,275
	Neenah Paper, Inc.	4,900	104,125
	Nevada Chemicals, Inc.	2,145	19,863
#	NewMarket Corp.	3,600	281,772
	Newmont Mining Corp.	22,770	1,082,258
#	NL Industries, Inc.	15,782	181,493
	NN, Inc.	2,430	31,614
*	Northern Technologies International Corp.	800	11,824
* #	Northwest Pipe Co.	1,579	74,197
	Nucor Corp.	18,310	1,369,588
	Olin Corp.	17,214	387,315
	Olympic Steel, Inc.	3,150	204,687
*	OM Group, Inc.	9,461	411,364
*	OMNOVA Solutions, Inc.	6,100	22,021
*	Owens-Illinois, Inc.	14,700	841,134
	Packaging Corp. of America	22,700	591,108
*	Pactiv Corp.	18,107	445,975
* #	Patriot Coal Corp.	1,650	178,415
	Penford Corp.	3,300	71,907
* #	Peoplesupport, Inc.	4,900	45,325
*	PolyOne Corp.	26,420	204,491
	PPG Industries, Inc.	19,130	1,205,764
	Praxair, Inc.	20,971	1,993,503
	Quaker Chemical Corp.	3,070	98,148
*	Ready Mix, Inc.	300	1,740
	Reliance Steel & Aluminum Co.	16,026	1,089,287
*	Rock of Ages Corp.	500	1,710
	Rock-Tenn Co. Class A	10,700	381,883
*	Rockwood Holdings, Inc.	22,565	828,587
#	Rohm & Haas Co.	28,950	1,562,721
*	Rosetta Resources, Inc.	16,782	451,939
	Royal Gold, Inc.	6,169	189,635
	RPM International, Inc.	32,272	791,632
* #	RTI International Metals, Inc.	4,905	211,307
	Schnitzer Steel Industries, Inc. Class A	5,381	538,853
	Schweitzer-Maudoit International, Inc.	5,200	106,080
	Scotts Miracle-Gro Co. Class A	15,131	426,694
#	Sealed Air Corp.	35,520	865,267
	Sensient Technologies Corp.	13,500	424,575
	Sigma-Aldrich Corp.	6,420	377,239
	Silgan Holdings, Inc.	7,490	428,653
	Sims Group, Ltd. Sponsored ADR	8,775	323,622
*	Smurfit-Stone Container Corp.	74,609	502,119
* #	Solitario Resources Corp.	500	2,555
	Sonoco Products Co.	660	22,849
#	Southern Copper Corp.	20,700	2,281,761

61

	Spartech Corp.	6,900	74,313
	Steel Dynamics, Inc.	18,722	675,864
	Stepan Co.	3,160	129,212
* #	Stillwater Mining Co.	25,820	370,517
*	Symyx Technologies, Inc.	8,700	66,816
	Synalloy Corp.	1,007	17,371
	Temple-Inland, Inc.	15,720	229,040
#	Terra Industries, Inc.	15,020	655,323
	Texas Industries, Inc.	3,869	282,050
*	The Mosaic Co.	26,210	3,284,637
#	Titanium Metals Corp.	13,216	229,958
	Tronox, Inc. Class B	983	3,254
* #	U.S. Concrete, Inc.	8,863	46,531
* #	U.S. Gold Corp.	12,000	25,920
*	United States Lime & Minerals, Inc.	1,184	44,104
	United States Steel Corp.	11,620	2,006,890
*	Universal Stainless & Alloy Products, Inc.	2,200	86,812
#	Valhi, Inc.	23,964	748,635
	Valspar Corp.	30,883	696,720
#	Vulcan Materials Co.	21,912	1,685,690
*	W.R. Grace & Co.	17,800	482,024
	Wausau Paper Corp.	15,610	148,295
#	Westlake Chemical Corp.	12,624	219,026
	Weyerhaeuser Co.	22,545	1,405,230
*	Williams Industries, Inc.	100	160
#	Worthington Industries, Inc.	26,210	522,627
	Zep, Inc.	3,027	49,703
* #	Zoltek Companies, Inc.	7,134	215,661
Total Materials			86,015,946

Telecommunication Services — (2.5%)
#	Alaska Communications Systems Group, Inc.	10,669	138,057
*	American Tower Corp.	28,865	1,319,708
	Arbinet-thexchange, Inc.	8,500	32,300
	AT&T, Inc.	405,575	16,182,443
*	Cbeyond, Inc.	3,600	66,780
*	Centennial Communications Corp.	16,556	125,329
#	CenturyTel, Inc.	29,310	1,037,867
*	Cincinnati Bell, Inc.	62,400	262,704
	Citizens Communications Co.	90,431	1,054,425
* #	Cogent Communications Group, Inc.	6,600	108,570
	Consolidated Communications Holdings, Inc.	9,466	141,990
*	Crown Castle International Corp.	39,315	1,670,494
	D&E Communications, Inc.	4,625	44,539
	Embarq Corp.	16,250	768,950
	FairPoint Communications, Inc.	14,584	131,256
* #	FiberTower Corp.	11,189	17,119
*	General Communications, Inc. Class A	16,210	119,306
	Hickory Tech Corp.	3,063	25,944
* #	ICO Global Communications (Holdings), Ltd.	8,350	37,575
	IDT Corp.	200	660
#	IDT Corp. Class B	8,110	28,953
#	Iowa Telecommunications Services, Inc.	7,800	149,916
*	LCC International, Inc. Class A	4,925	6,206
* #	Leap Wireless International, Inc.	13,255	761,632

62

* #	Level 3 Communications, Inc.	79,128	271,409
*	NeuStar, Inc.	15,800	369,562
*	Nexstar Broadcasting Group, Inc.	500	2,875
* #	Nextwave Wireless, Inc.	28,485	152,964
*	NII Holdings, Inc.	8,361	419,722
*	PAETEC Holding Corp.	10,987	97,125
*	Point.360	1,448	2,244
*	Premiere Global Services, Inc.	19,700	298,455
#	Qwest Communications International, Inc.	70,500	341,925
#	Regal Entertainment Group	31,700	556,969
* #	Rural Cellular Corp. Class A	1,900	85,044
*	SBA Communications Corp.	13,500	502,470
	Shenandoah Telecommunications Co.	3,906	63,980
*	Spark Networks, Inc.	2,100	8,925
	Sprint Nextel Corp.	156,755	1,467,227
	SureWest Communications	3,000	29,460
*	Syniverse Holdings, Inc.	15,000	323,400
	Telephone & Data Systems, Inc.	11,263	536,907
	Telephone & Data Systems, Inc. Special Shares	8,606	377,803
* #	Terrestar Corp.	18,200	88,270
*	Time Warner Telecom, Inc.	33,850	632,995
*	United States Cellular Corp.	8,343	522,522
*	USA Mobility, Inc.	5,184	40,694
	Verizon Communications, Inc.	306,707	11,799,018
	Warwick Valley Telephone Co.	1,151	13,605
	Windstream Corp.	12,379	165,136
*	Xeta Corp.	1,182	3,782
Total Telecommunication Services			43,407,211

Utilities — (3.3%)
*	AES Corp.	45,694	890,119
	AGL Resources, Inc.	17,900	639,030
	Allegheny Energy, Inc.	7,279	398,525
#	ALLETE, Inc.	6,800	302,056
	Alliant Energy Corp.	7,500	281,550
#	Ameren Corp.	14,561	661,797
	American Electric Power Co., Inc.	29,993	1,269,604
#	American States Water Co.	3,600	121,500
	Aqua America, Inc.	27,467	469,136
*	Aquila, Inc.	42,600	162,306
	Artesian Resources Corp. Class A	870	15,973
	Atmos Energy Corp.	21,900	599,841
	Avista Corp.	13,000	275,990
	Black Hills Corp.	8,300	292,492
*	Cadiz, Inc.	1,800	30,222
	California Water Service Group	4,200	153,048
	CenterPoint Energy, Inc.	21,416	362,787
#	Central Vermont Public Service Corp.	1,800	36,612
#	CH Energy Group, Inc.	3,400	128,792
	Chesapeake Utilities Corp.	1,947	54,068
	Cleco Corp.	12,200	304,756
	CMS Energy Corp.	45,700	712,463
	Connecticut Water Services, Inc.	1,500	36,390
	Consolidated Edison, Inc.	23,023	950,850
	Constellation Energy Group	10,400	896,792

63

	Delta Natural Gas Co., Inc.	500	14,765
	Dominion Resources, Inc.	35,084	1,624,389
	DPL, Inc.	24,500	696,290
	DTE Energy Co.	12,259	542,338
	Duke Energy Corp.	94,522	1,746,767
*	Dynegy, Inc.	41,705	392,861
	Edison International	24,391	1,298,333
*	El Paso Electric Co.	9,900	213,939
#	Empire District Electric Co.	7,900	162,582
	Energen Corp.	9,500	712,025
	Energy East Corp.	18,400	465,704
	Energy West, Inc.	450	4,905
#	EnergySouth, Inc.	1,803	97,723
	Entergy Corp.	11,257	1,359,508
* #	Environmental Power Corp.	700	3,808
	Equitable Resources, Inc.	10,320	724,774
	Exelon Corp.	47,680	4,195,840
	FirstEnergy Corp.	14,101	1,109,890
	Florida Public Utilities Co.	1,100	13,200
	FPL Group, Inc.	29,340	1,981,037
#	Great Plains Energy, Inc.	20,300	532,469
#	Hawaiian Electric Industries, Inc.	11,800	311,284
	IDACORP, Inc.	9,700	297,402
	Integrys Energy Group, Inc.	12,262	629,654
	ITC Holdings Corp.	12,100	660,297
	Laclede Group, Inc.	5,300	212,000
*	Maine & Maritimes Corp.	426	18,765
	MDU Resources Group, Inc.	15,465	510,809
	MGE Energy, Inc.	5,432	186,589
	Middlesex Water Co.	4,547	83,847
*	Mirant Corp.	18,400	747,408
	National Fuel Gas Co.	11,455	690,851
#	New Jersey Resources Corp.	8,450	281,470
#	Nicor, Inc.	9,800	400,134
	NiSource, Inc.	22,714	410,896
	Northeast Utilities, Inc.	13,300	347,263
#	Northwest Natural Gas Co.	5,300	241,627
	NorthWestern Corp.	9,575	253,833
*	NRG Energy, Inc.	45,100	1,875,709
	NSTAR	25,400	851,662
	OGE Energy Corp.	21,800	731,390
	Oneok, Inc.	8,655	433,269
#	Ormat Technologies, Inc.	10,200	511,122
#	Otter Tail Corp.	5,900	221,486
	Pepco Holdings, Inc.	17,030	460,491
	PG&E Corp.	26,663	1,055,588
#	Piedmont Natural Gas Co.	14,900	402,747
	Pinnacle West Capital Corp.	9,555	322,768
	PNM Resources, Inc.	15,000	222,750
	Portland General Electric Co.	15,300	358,173
	PPL Corp.	21,910	1,124,202
	Progress Energy, Inc.	21,973	939,565
	Public Service Enterprise Group, Inc.	48,200	2,133,332
	Puget Energy, Inc.	19,000	531,810
	Questar Corp.	17,160	1,102,015

64

*	Reliant Energy, Inc.	73,460	1,877,638
	RGC Resources, Inc.	340	9,340
	SCANA Corp.	8,247	331,035
	Sempra Energy	11,950	690,830
	Sierra Pacific Resources	57,300	777,561
#	SJW Corp.	5,800	180,148
	South Jersey Industries, Inc.	6,000	229,500
	Southern Co.	44,855	1,623,751
	Southern Union Co.	29,400	782,040
	Southwest Gas Corp.	10,700	333,626
#	Southwest Water Co.	6,920	71,276
#	TECO Energy, Inc.	34,016	692,906
	UGI Corp.	25,100	677,198
	UIL Holdings Corp.	6,233	201,949
	Unisource Energy Corp.	7,210	244,491
	Unitil Corp.	1,459	40,925
	Vectren Corp.	17,900	528,050
#	Westar Energy, Inc.	22,900	549,600
	WGL Holdings, Inc.	11,600	404,724
	Wisconsin Energy Corp.	8,206	394,216
	Xcel Energy, Inc.	27,011	575,604
	York Water Co.	2,711	39,743
Total Utilities			58,758,205

TOTAL COMMON STOCKS			1,541,616,608

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	373	96,607

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	104
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Guaranty Financial Group, Inc. Rights	5,240	—
TOTAL RIGHTS/WARRANTS			104

65

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,149	9,007,149

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $198,331,960 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/37 to 05/01/38, valued at $194,182,188) to be repurchased at $188,563,315	$188,526	188,526,395
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $24,825,011 FNMA 6.000%, 12/01/37 & 6.500%, 07/01/37, valued at $24,297,195) to be repurchased at $23,590,807	23,586	23,586,365

TOTAL SECURITIES LENDING COLLATERAL		212,112,760

TOTAL INVESTMENTS - (100.0%) (Cost $1,726,810,609)		$1,762,833,228

See accompanying Notes to Financial Statements.

66

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.3%)
Consumer Discretionary — (11.1%)
*	1-800-FLOWERS.COM, Inc.	18,695	$154,795
*	4Kids Entertainment, Inc.	6,000	46,800
* #	99 Cents Only Stores	65,200	545,724
* #	A.C. Moore Arts & Crafts, Inc.	15,324	107,115
#	Aaron Rents, Inc.	38,200	855,298
	Aaron Rents, Inc. Class A	3,344	66,980
#	Abercrombie & Fitch Co.	6,200	450,120
* #	AbitibiBowater Canada, Inc.	10,244	121,699
*	Acme Communications, Inc.	9,330	13,995
	Acme United Corp.	1,802	25,210
	Advance Auto Parts, Inc.	53,000	2,135,900
*	Aeropostale, Inc.	14,029	490,173
*	AFC Enterprises, Inc.	7,873	78,730
*	Aftermarket Technology Corp.	18,944	424,156
	Ah Belo Corp.	15,045	142,927
#	Aldila, Inc.	4,618	35,328
*	Alloy, Inc.	6,844	58,858
* #	Amazon.com, Inc.	18,159	1,482,138
	Ambassadors Group, Inc.	1,308	24,276
* #	AMDL, Inc.	1,900	5,947
#	American Axle & Manufacturing Holdings, Inc.	41,700	775,203
*	American Biltrite, Inc.	1,008	5,544
	American Eagle Outfitters, Inc.	81,550	1,485,841
	American Greetings Corp. Class A	29,700	554,202
*	America’s Car-Mart, Inc.	8,700	143,463
#	Ameristar Casinos, Inc.	39,773	708,755
* #	AnnTaylor Stores Corp.	46,700	1,278,646
*	Apollo Group, Inc. Class A	15,844	757,185
#	Arbitron, Inc.	8,853	441,411
#	Arctic Cat, Inc.	9,060	71,665
	Ark Restaurants Corp.	2,168	57,452
#	ArvinMeritor, Inc.	36,600	547,902
	Asbury Automotive Group, Inc.	23,072	379,996
*	Audiovox Corp. Class A	1,100	11,726
*	AutoNation, Inc.	152,608	2,409,680
*	Autozone, Inc.	5,600	708,736
* #	Avatar Holdings, Inc.	6,828	236,727
* #	Bakers Footwear Group, Inc.	2,149	4,298
*	Ballantyne of Omaha, Inc.	8,388	35,230
*	Bally Technologies, Inc.	13,500	607,635
	Barnes & Noble, Inc.	47,122	1,437,692
*	Barry (R.G.) Corp.	5,607	44,464
	Bassett Furniture Industries, Inc.	5	60

1

	Beasley Broadcast Group, Inc.	5,114	24,036
	Bebe Stores, Inc.	55,676	636,377
*	Bed Bath and Beyond, Inc.	101,000	3,217,860
	Belo Corp. Class A	81,929	783,241
*	Benihana, Inc.	3,594	32,382
*	Benihana, Inc. Class A	5,026	44,932
	Best Buy Co., Inc.	19,568	913,630
#	Big 5 Sporting Goods Corp.	3,500	31,465
* #	Big Lots, Inc.	50,275	1,561,541
* #	BJ’s Restaurants, Inc.	22,470	288,065
#	Black & Decker Corp.	20,700	1,339,290
#	Blockbuster, Inc. Class A	103,622	336,771
*	Blockbuster, Inc. Class B	53,203	136,200
* #	Blue Nile, Inc.	5,300	282,543
*	Bluegreen Corp.	16,100	110,768
	Blyth, Inc.	24,000	467,040
	Bob Evans Farms, Inc.	21,920	638,091
#	Bon-Ton Stores, Inc.	8,700	57,942
#	Books-A-Million, Inc.	14,030	105,365
#	Borders Group, Inc.	7,072	43,422
	BorgWarner, Inc.	47,900	2,476,909
	Bowl America, Inc. Class A	962	13,492
#	Boyd Gaming Corp.	57,300	913,935
	Brinker International, Inc.	52,890	1,159,878
#	Brookfield Homes Corp.	2,365	35,711
	Brown Shoe Company, Inc.	34,927	589,917
#	Brunswick Corp.	48,068	658,532
#	Buckle, Inc.	21,050	964,721
* #	Buffalo Wild Wings, Inc.	6,322	208,310
* #	Build-A-Bear-Workshop, Inc.	17,000	155,550
#	Building Materials Holding Corp.	3,272	8,769
	Bunge, Ltd.	50,800	6,063,996
	Burger King Holdings, Inc.	27,600	787,980
* #	Cabela’s, Inc.	37,415	518,198
*	Cablevision Systems New York Group Class A	8,000	216,880
*	Cache, Inc.	12,100	153,549
*	California Coastal Communities, Inc.	6,342	28,983
*	California Pizza Kitchen, Inc.	17,400	242,034
#	Callaway Golf Co.	55,300	702,310
	Canterbury Park Holding Corp.	2,074	19,703
* #	Career Education Corp.	50,298	919,950
* #	CarMax, Inc.	83,100	1,632,084
#	Carmike Cinemas, Inc.	8,500	70,550
	Carnival Corp.	172,700	6,918,362
*	Carriage Services, Inc.	12,214	87,697
*	Carter’s, Inc.	43,900	654,110
* #	Casual Male Retail Group, Inc.	7,100	29,039
	Cato Corp. Class A	19,700	304,759
*	Cavalier Homes, Inc.	11,815	27,056
*	Cavco Industries, Inc.	4,599	176,280
	CBRL Group, Inc.	12,395	365,033
	CBS Corp. Class A	6,831	147,071
	CBS Corp. Class B	177,400	3,828,292
*	CEC Entertainment, Inc.	20,608	744,773
	Centex Corp.	104,600	1,969,618

2

*	Champion Enterprises, Inc.	57,580	480,793
* #	Charles and Colvard, Ltd.	4,375	5,862
*	Charlotte Russe Holding, Inc.	11,400	213,864
* #	Charter Communications, Inc.	158,899	252,649
* #	Cheesecake Factory, Inc.	53,808	1,077,774
#	Cherokee, Inc.	8,805	239,760
*	Chicos FAS, Inc.	14,081	107,156
*	Chipotle Mexican Grill, Inc. Class B	3,900	322,491
	Choice Hotels International, Inc.	16,200	561,330
	Christopher & Banks Corp.	20,416	229,680
* #	Chromcraft Revington, Inc.	2,958	11,447
	Churchill Downs, Inc.	11,420	488,091
	Cinemark Holdings, Inc.	369	5,339
#	Circuit City Stores, Inc.	27,900	136,989
#	Citadel Broadcasting Co.	79,015	139,066
* #	Citi Trends, Inc.	7,900	175,380
	CKE Restaurants, Inc.	39,891	472,309
*	CKX, Inc.	30,161	318,802
	Clear Channel Communications, Inc.	38,588	1,351,352
*	Coach, Inc.	14,457	524,789
	Coachmen Industries, Inc.	800	2,440
	Coast Distribution System, Inc.	978	4,694
	Cobra Electronics Corp.	3,055	9,959
* #	Coinstar, Inc.	17,125	652,462
* #	Coldwater Creek, Inc.	10,150	66,381
#	Collectors Universe, Inc.	7,769	73,961
#	Columbia Sportswear Co.	25,500	1,117,410
	Comcast Corp. Class A	559,242	12,582,945
	Comcast Corp. Special Class A Non-Voting	255,484	5,694,738
*	Concord Camera Corp.	2,339	8,023
* #	Conn’s, Inc.	16,000	276,320
	Cooper Tire & Rubber Co.	52,160	572,717
* #	Corinthian Colleges, Inc.	63,899	817,907
	Courier Corp.	12,483	293,226
* #	Cox Radio, Inc.	29,900	381,225
#	CPI Corp.	2,685	60,815
	Craftmade International, Inc.	2,176	14,188
* #	Crown Media Holdings, Inc.	34,165	171,508
*	CSK Auto Corp.	16,722	192,805
	CSS Industries, Inc.	8,300	244,684
*	Culp, Inc.	10,400	74,880
* #	Cumulus Media, Inc. Class A	8,222	43,165
*	Cybex International, Inc.	9,222	38,271
*	Cycle Country Accessories Corp.	554	886
	D.R. Horton, Inc.	64,675	822,019
	Darden Restaurants, Inc.	53,500	1,832,375
*	Deckers Outdoor Corp.	6,300	861,336
	Decorator Industries, Inc.	452	1,338
*	dELiA*s, Inc.	1,343	3,425
	Delta Apparel, Inc.	3,378	10,033
*	Design Within Reach, Inc.	7,449	28,902
#	DeVry, Inc.	25,900	1,477,595
* #	DG Fastchannel, Inc.	10,832	212,740
*	Dick’s Sporting Goods, Inc.	17,200	398,180
*	Diedrich Coffee, Inc.	3,885	9,324

3

#	Dillards, Inc. Class A	56,644	922,164
* #	Directed Electronics, Inc.	700	1,078
*	Discovery Holding Co. Class A	143,919	3,769,239
*	Discovery Holding Co. Class B	4,395	114,424
* #	DISH Network Corp.	9,200	323,012
	Disney (Walt) Co.	515,212	17,311,123
*	Dixie Group, Inc.	4,224	30,835
*	Dollar Tree, Inc.	49,400	1,822,860
* #	Domino’s Pizza, Inc.	27,400	368,804
*	Dorman Products, Inc.	11,143	105,858
#	Dover Downs Gaming & Entertainment, Inc.	10,000	87,200
	Dover Motorsports, Inc.	9,256	57,572
* #	DreamWorks Animation SKG, Inc.	58,400	1,843,688
* #	Drew Industries, Inc.	16,400	360,472
*	drugstore.com, Inc.	36,433	79,060
	DRYCLEAN USA, Inc.	100	113
*	Duckwall-ALCO Stores, Inc.	100	1,319
#	E.W. Scripps Co.	42,355	1,994,920
#	Eastman Kodak Co.	96,615	1,480,142
	Educational Development Corp.	2,662	16,078
*	Einstein Noah Restaurant Group, Inc.	1,400	19,656
*	EMAK Worldwide, Inc.	1,200	768
*	Emerson Radio Corp.	15,028	17,883
	Emmis Communications Corp. Class A	21,152	62,821
* #	Enova Systems, Inc.	880	3,837
#	Entercom Communications Corp.	21,172	204,945
*	Entravision Communications Corp.	47,872	255,636
	Escalade, Inc.	5,107	31,919
#	Ethan Allen Interiors, Inc.	21,600	605,664
*	Expedia, Inc.	106,061	2,571,979
#	Family Dollar Stores, Inc.	72,000	1,540,800
* #	Famous Dave’s of America, Inc.	6,844	62,212
*	Finlay Enterprises, Inc.	3,903	2,830
*	Fisher Communications, Inc.	7,660	269,019
*	Flanigan’s Enterprises, Inc.	1,000	7,860
* #	Fleetwood Enterprises, Inc.	36,272	150,892
	Flexsteel Industries, Inc.	4,038	46,437
	Foot Locker, Inc.	121,400	1,773,654
* #	Ford Motor Co.	574,500	3,906,600
	Fortune Brands, Inc.	51,543	3,581,208
* #	Fossil, Inc.	38,926	1,234,343
*	Franklin Covey Co.	12,395	103,994
*	Franklin Electronic Publishers, Inc.	1,643	3,483
*	Frederick’s of Hollywood Group	3,466	6,863
#	Fred’s, Inc.	33,139	415,894
	Frisch’s Restaurants, Inc.	3,138	85,479
	FTD Group, Inc.	32,000	472,000
*	Fuel Systems Solutions, Inc.	13,250	369,410
*	Full House Resorts, Inc.	4,730	10,311
#	Furniture Brands International, Inc.	38,259	537,922
* #	Gaiam, Inc.	12,578	195,085
*	GameStop Corp. Class A	17,400	863,040
*	GameTech International, Inc.	7,286	38,033
* #	Gaming Partners International Corp.	3,476	20,613
* #	Gander Mountain Co.	15,412	64,730

4

	Gannett Co., Inc.	134,906	3,886,642
	Gap, Inc.	92,800	1,693,600
* #	Gaylord Entertainment Co.	34,412	977,645
#	General Motors Corp.	64,700	1,106,370
* #	Genesco, Inc.	11,900	341,411
* #	Gentek, Inc.	6,109	179,055
	Gentex Corp.	93,765	1,646,513
	Genuine Parts Co.	68,000	2,992,680
*	Getty Images, Inc.	34,572	1,157,471
*	G-III Apparel Group, Ltd.	14,853	246,411
*	Goodyear Tire & Rubber Co.	96,200	2,444,442
*	Gottschalks, Inc.	9,394	20,009
	Gray Television, Inc.	21,895	88,018
	Gray Television, Inc. Class A	3,160	16,906
*	Great Wolf Resorts, Inc.	23,500	163,325
#	Group 1 Automotive, Inc.	18,000	468,720
* #	GSI Commerce, Inc.	24,600	356,454
	Guess?, Inc.	13,874	566,475
* #	Gymboree Corp.	13,800	636,732
	H&R Block, Inc.	31,000	723,540
*	Hampshire Group, Ltd.	1,000	7,500
#	Handleman Co.	12,038	13,242
*	Hanesbrands, Inc.	1,137	37,521
	Harley-Davidson, Inc.	7,846	326,158
	Harman International Industries, Inc.	4,500	201,240
* #	Harris Interactive, Inc.	17,312	32,893
#	Harte-Hanks, Inc.	44,444	602,216
*	Hartmarx Corp.	7,100	16,614
	Hasbro, Inc.	95,478	3,460,123
*	Hastings Entertainment, Inc.	2,673	22,373
#	Haverty Furniture Co., Inc.	16,026	168,594
#	Haverty Furniture Co., Inc. Class A	1,200	12,660
*	Hawk Corp.	5,775	103,488
*	Hayes Lemmerz International, Inc.	65,769	257,814
	Hearst-Argyle Television, Inc.	34,172	726,838
*	Helen of Troy, Ltd.	25,515	455,953
* #	Hibbett Sporting Goods, Inc.	12,700	266,954
*	Hillenbrand, Inc.	42,000	930,300
*	Hollywood Media Corp.	18,149	43,558
	Home Depot, Inc.	380,845	10,419,919
#	Hooker Furniture Corp.	7,200	145,296
*	Hot Topic, Inc.	8,272	43,428
*	Hovnanian Enterprises, Inc. Class A	24,000	188,640
*	IAC/InterActiveCorp.	138,804	3,130,030
* #	Iconix Brand Group, Inc.	49,500	717,750
	Idearc, Inc.	12,372	49,735
#	IHOP Corp.	13,908	652,146
	ILX Resorts, Inc.	1,389	4,236
* #	Image Entertainment, Inc.	8,457	9,556
*	Infosonics Corp.	4,740	4,740
	Interactive Data Corp.	53,800	1,481,652
	Interface, Inc. Class A	46,212	654,362
	International Game Technology	28,687	1,022,978
	International Speedway Corp. Class A	24,769	1,099,248
*	Interpublic Group of Companies, Inc.	193,709	1,931,279

5

*	Interstate Hotels & Resorts, Inc.	25,000	88,250
* #	INVESTools, Inc.	21,100	169,222
* #	iRobot Corp.	17,103	239,784
*	Isle of Capri Casinos, Inc.	16,000	109,600
* #	ITT Educational Services, Inc.	5,900	428,517
	J. Alexander’s Corp.	4,896	35,692
* #	J. Crew Group, Inc.	10,500	391,335
#	J.C. Penney Co., Inc.	91,100	3,665,864
*	Jack in the Box, Inc.	39,874	979,704
#	Jackson Hewitt Tax Service, Inc.	23,200	325,264
*	Jaclyn, Inc.	698	3,385
*	Jakks Pacific, Inc.	21,558	508,769
* #	Jarden Corp.	69,705	1,306,969
*	Jennifer Convertibles, Inc.	1,300	2,242
*	Jo-Ann Stores, Inc.	20,500	461,455
	Johnson Controls, Inc.	150,552	5,127,801
	Johnson Outdoors, Inc.	5,589	86,965
	Jones Apparel Group, Inc.	67,948	1,142,885
* #	Jos. A. Bank Clothiers, Inc.	14,325	389,640
	Journal Communications, Inc. Class A	14,500	84,970
#	Journal Register Co.	21,056	3,369
	Kenneth Cole Productions, Inc. Class A	9,800	152,880
	Kimball International, Inc. Class B	11,600	122,380
*	Knology, Inc.	21,025	311,801
*	Kohl’s Corp.	14,304	640,819
*	Kona Grill, Inc.	5,400	46,440
	Koss Corp.	800	12,880
	KSW, Inc.	3,630	17,605
	K-Swiss, Inc. Class A	19,500	312,390
	LaCrosse Footwear, Inc.	3,583	49,338
*	Lakeland Industries, Inc.	3,775	47,150
* #	Lakes Entertainment, Inc.	7,785	43,362
* #	Lamar Advertising Co.	10,500	439,425
#	Landry’s Restaurants, Inc.	1,100	18,051
* #	Las Vegas Sands Corp.	16,700	1,159,648
*	Lazare Kaplan International, Inc.	3,467	31,550
#	La-Z-Boy, Inc.	33,064	209,956
* #	Leapfrog Enterprises, Inc.	18,600	153,636
* #	Lear Corp.	68,200	1,756,150
#	Lee Enterprises, Inc.	18,653	126,840
#	Leggett & Platt, Inc.	140,889	2,690,980
* #	Lenox Group, Inc.	9,389	6,854
#	Libbey, Inc.	10,000	115,300
*	Liberty Global, Inc. Class A	59,152	2,120,599
*	Liberty Global, Inc. Series C	20,897	705,901
*	Liberty Media Corp. - Entertainment Class A	122,504	3,307,608
*	Liberty Media Corp. - Entertainment Class B	3,976	107,988
*	Liberty Media Holding Corp. Capital Class A	72,641	1,076,540
*	Liberty Media Holding Corp. Capital Class B	994	14,776
*	Liberty Media Holding Corp. Interactive Class A	323,985	5,504,505
*	Liberty Media Holding Corp. Interactive Class B	8,374	141,814
* #	LIFE TIME FITNESS, Inc.	21,544	862,191
#	Lifetime Brands, Inc.	10,482	73,479
	Limited Brands, Inc.	98,472	1,908,387
*	Lin TV Corp.	18,600	170,190

6

*	Lincoln Educational Services	16,603	206,209
#	Lithia Motors, Inc. Class A	9,753	66,613
*	Live Nation, Inc.	42,015	636,527
	Liz Claiborne, Inc.	23,083	403,029
*	LKQ Corp.	79,100	1,752,856
* #	Lodgenet Entertainment Corp.	7,407	48,220
*	Lodgian, Inc.	17,700	159,300
	Lowe’s Companies, Inc.	362,000	8,688,000
*	Luby’s, Inc.	24,252	171,462
*	Mace Security International, Inc.	4,449	7,875
	Macy’s, Inc.	298,740	7,071,176
*	Maidenform Brands, Inc.	13,702	206,078
#	Marine Products Corp.	24,675	201,595
* #	MarineMax, Inc.	9,000	88,110
	Marriott International, Inc. Class A	35,053	1,153,594
* #	Martha Stewart Living Omnimedia, Inc.	4,706	40,754
* #	Marvel Entertainment, Inc.	12,600	428,778
	Mattel, Inc.	139,920	2,817,989
#	Matthews International Corp. Class A	21,500	1,023,615
*	Max & Erma’s Restaurants, Inc.	1,037	4,044
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	4,760
	McDonald’s Corp.	92,088	5,462,660
	McGraw-Hill Companies, Inc.	13,129	544,722
#	MDC Holdings, Inc.	42,200	1,714,586
*	Meade Instruments Corp.	1,100	1,485
#	Media General, Inc. Class A	13,300	202,692
* #	Mediacom Communications Corp.	25,934	161,050
	Meredith Corp.	28,900	948,209
*	Meritage Hospitality Group, Inc.	299	591
*	MGM Mirage	44,780	2,203,624
*	Midas, Inc.	3,500	56,070
	Modine Manufacturing Co.	28,100	442,294
* #	Mohawk Industries, Inc.	36,800	2,762,944
#	Monaco Coach Corp.	18,600	85,188
*	Monarch Casino & Resort, Inc.	15,635	216,545
	Monro Muffler Brake, Inc.	17,157	317,919
* #	Morgans Hotel Group	25,462	327,696
*	Morningstar, Inc.	9,805	695,665
*	Morton’s Restaurant Group, Inc.	900	7,335
* #	Mothers Work, Inc.	2,458	29,889
	Movado Group, Inc.	14,424	317,328
* #	MTR Gaming Group, Inc.	14,467	78,122
* #	Multimedia Games, Inc.	17,004	92,502
*	Nathan’s Famous, Inc.	4,805	68,087
*	National Lampoon, Inc.	3,300	6,600
	National Presto Industries, Inc.	6,000	400,140
#	Nautilus Group, Inc.	14,800	99,604
*	Navarre Corp.	13,700	24,249
* #	Netflix, Inc.	28,341	860,433
*	Nevada Gold & Casinos, Inc.	1,700	1,955
#	New Frontier Media, Inc.	17,805	90,627
* #	New Motion, Inc.	5,330	23,345
*	New York & Co., Inc.	864	7,223
	Newell Rubbermaid, Inc.	106,472	2,137,958
	News Corp. Class A	244,409	4,387,142

7

	News Corp. Class B	112,751	2,097,169
	NIKE, Inc. Class B	16,700	1,141,779
*	Nobel Learning Communities, Inc.	7,696	105,435
	Nobility Homes, Inc.	1,327	22,559
#	Noble International, Ltd.	20,638	117,430
	Nordstrom, Inc.	22,872	800,063
#	Nutri/System, Inc.	5,100	104,652
* #	NVR, Inc.	3,054	1,726,640
*	Office Depot, Inc.	21,300	270,510
	OfficeMax, Inc.	33,644	729,402
	Omnicom Group, Inc.	14,480	709,665
* #	Orange 21, Inc.	574	2,066
#	Orleans Homebuilders, Inc.	8,707	41,097
	O’Charleys, Inc.	15,500	172,050
* #	O’Reilly Automotive, Inc.	92,916	2,429,753
* #	Outdoor Channel Holdings, Inc.	21,740	171,963
* #	Overstock.com, Inc.	5,800	146,566
	Oxford Industries, Inc.	7,500	205,050
*	P & F Industries, Inc. Class A	1,381	6,201
*	P.F. Chang’s China Bistro, Inc.	800	21,264
*	Pacific Sunwear of California, Inc.	50,732	481,954
* #	Palm Harbor Homes, Inc.	16,598	125,647
* #	Panera Bread Co.	19,844	1,030,697
*	Papa John’s International, Inc.	8,600	253,098
*	PC Mall, Inc.	10,475	135,546
* #	Penn National Gaming, Inc.	30,400	1,411,168
	Pennichuck Corp.	200	4,640
#	Penske Automotive Group, Inc.	81,200	1,696,268
*	Perry Ellis International, Inc.	5,100	139,026
* #	PetMed Express, Inc.	19,700	274,815
	PETsMART, Inc.	69,796	1,636,018
	Phillips-Van Heusen Corp.	49,872	2,265,685
*	Phoenix Footwear Group, Inc.	4,509	7,440
* #	Pinnacle Entertainment, Inc.	44,224	613,387
*	Playboy Enterprises, Inc. Class A	812	4,856
* #	Playboy Enterprises, Inc. Class B	24,304	145,581
* #	PokerTek, Inc.	2,300	5,980
#	Polaris Industries, Inc.	11,600	553,552
	Polo Ralph Lauren Corp.	27,100	1,892,935
*	Pomeroy IT Solutions, Inc.	3,300	19,767
* #	Premier Exhibitions, Inc.	6,900	34,086
#	Pre-Paid Legal Services, Inc.	3,300	138,567
* #	Priceline.com, Inc.	8,800	1,183,864
#	PRIMEDIA, Inc.	20,166	114,745
* #	Princeton Review, Inc.	21,014	161,388
* #	Progressive Gaming International Corp.	34,600	50,170
*	Proliance International, Inc.	5,180	5,439
	Pulte Homes, Inc.	220,200	2,693,046
*	QEP Co., Inc.	670	4,683
* #	Quaker Fabric Corp.	200	2
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,828	6,872
*	Quiksilver, Inc.	76,600	654,164
* #	R.H. Donnelley Corp.	31,065	168,683
*	Radio One, Inc. Class D	56,214	65,770
	RadioShack Corp.	28,016	410,434

8

* #	Rainmaker Systems, Inc.	17,083	67,478
*	RC2 Corp.	11,900	229,789
	RCN Corp.	26,172	316,943
* #	Reading International, Inc. Class A	8,426	78,699
*	Reading International, Inc. Class B	300	3,097
*	Red Lion Hotels Corp.	17,388	150,928
* #	Red Robin Gourmet Burgers, Inc.	12,500	420,125
* #	RedEnvelope, Inc.	2,700	22
*	Regent Communications, Inc.	1,660	1,627
	Regis Corp.	38,853	1,178,800
*	Rentrak Corp.	8,208	114,502
*	Restoration Hardware, Inc.	15,600	61,776
* #	Retail Ventures, Inc.	13,600	75,888
*	Rex Stores Corp.	600	10,080
*	Rockford Corp.	1,653	1,984
* #	Rocky Brands, Inc.	3,043	17,832
	Ross Stores, Inc.	75,681	2,771,438
* #	Royal Caribbean Cruises, Ltd.	79,400	2,359,768
*	Rubio’s Restaurants, Inc.	6,175	31,616
	Ruby Tuesday, Inc.	19,917	148,979
#	Russ Berrie & Co., Inc.	4,300	51,987
* #	Ruth’s Chris Steak House, Inc.	5,601	39,543
#	Ryland Group, Inc.	35,100	975,780
*	Saga Communications, Inc. Class A	13,981	65,711
#	Saks, Inc.	55,578	768,088
	Salem Communications Corp.	12,725	31,431
* #	Sally Beauty Holdings, Inc.	11,272	84,991
	Sauer-Danfoss, Inc.	34,875	1,087,751
*	Scholastic Corp.	21,700	674,870
*	Scientific Games Corp.	12,172	393,521
#	Sealy Corp.	21,600	134,352
* #	Sears Holdings Corp.	35,176	2,980,111
	Service Corp. International	228,943	2,449,690
#	Sherwin-Williams Co.	12,300	690,645
	Shiloh Industries, Inc.	8,508	84,399
*	Shoe Carnival, Inc.	223	3,256
*	Shuffle Master, Inc.	4,000	24,960
*	Silverleaf Resorts, Inc.	11,604	25,065
#	Sinclair Broadcast Group, Inc. Class A	37,716	338,313
* #	Sirius Satellite Radio, Inc.	51,500	129,780
*	Skechers U.S.A., Inc. Class A	25,400	610,870
	Skyline Corp.	7,500	200,400
* #	Smith & Wesson Holding Corp.	10,000	57,700
	Snap-On, Inc.	39,897	2,470,422
	Sonesta International Hotels Corp. Class A	238	6,485
	Sonic Automotive, Inc.	23,287	434,303
* #	Sonic Corp.	28,053	538,057
#	Sotheby’s Class A	10,400	278,928
* #	Source Interlink Companies, Inc.	15,200	18,088
* #	Spanish Broadcasting System, Inc.	29,326	41,350
	Spartan Motors, Inc.	20,665	186,605
	Speedway Motorsports, Inc.	34,397	876,780
*	Sport Chalet, Inc. Class A	8,108	34,459
*	Sport Chalet, Inc. Class B	525	2,131
	Sport Supply Group, Inc.	9,688	100,852

9

	Stage Stores, Inc.	30,650	414,081
* #	Stamps.com, Inc.	15,100	220,460
#	Standard Motor Products, Inc.	11,800	100,300
#	Standard Pacific Corp.	3,700	11,618
	Stanley Furniture, Inc.	1,496	17,743
	Staples, Inc.	53,572	1,256,263
*	Starbucks Corp.	33,938	617,332
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	822,800
*	Steinway Musical Instruments, Inc.	5,177	142,109
*	Steven Madden, Ltd.	11,579	237,254
#	Stewart Enterprises, Inc.	3,700	25,530
*	Stoneridge, Inc.	15,265	255,383
	Strattec Security Corp.	2,356	88,821
	Strayer Education, Inc.	4,100	819,590
#	Sturm Ruger & Co., Inc.	14,368	109,772
*	Sun-Times Media Group, Inc. Class A	27,900	12,555
#	Superior Industries International, Inc.	14,100	289,896
	Superior Uniform Group, Inc.	5,033	45,247
	Syms Corp.	1,380	22,177
* #	Syntax-Brillian Corp.	27,100	21,675
#	Systemax, Inc.	27,611	535,101
	Tandy Brand Accessories, Inc.	5,800	26,622
*	Tandy Leather Factory, Inc.	4,833	15,490
#	Target Corp.	76,292	4,070,941
* #	Tarragon Corp.	16,819	34,479
*	Tarrant Apparel Group	9,957	6,472
#	Tempur-Pedic International, Inc.	13,364	143,529
*	Tenneco Automotive, Inc.	33,800	810,524
* #	Texas Roadhouse, Inc.	56,430	622,423
* #	The Children’s Place Retail Stores, Inc.	15,200	523,184
*	The DIRECTV Group, Inc.	54,400	1,528,640
*	The Dress Barn, Inc.	46,417	718,071
*	The Hallwood Group, Inc.	797	52,299
	The Marcus Corp.	17,325	298,510
#	The McClatchey Co.	18,784	165,299
	The Men’s Wearhouse, Inc.	33,700	698,601
#	The New York Times Co. Class A	73,789	1,285,404
#	The Pep Boys - Manny, Moe & Jack	25,672	230,535
	The Stanley Works	27,600	1,340,808
* #	The Steak n Shake Co.	21,794	147,545
#	The TJX Companies, Inc.	37,844	1,213,279
* #	The Walking Co. Holdings, Inc.	4,714	25,809
#	Thor Industries, Inc.	40,568	1,093,713
	Tiffany & Co.	51,744	2,537,008
* #	Timberland Co. Class A	11,672	214,882
	Time Warner, Inc.	941,120	14,944,986
* #	TiVo, Inc.	23,332	196,222
*	Toll Brothers, Inc.	123,300	2,597,931
*	Tractor Supply Co.	30,900	1,055,853
	Triarc Companies, Inc. Class A	9,324	68,531
	Triarc Companies, Inc. Class B	25,840	181,655
*	Triple Crown Media, Inc.	1,900	1,406
* #	True Religion Apparel, Inc.	14,900	376,672
* #	Trump Entertainment Resorts, Inc.	16,000	56,000
*	TRW Automotive Holdings Corp.	86,062	2,147,247

10

	Tupperware Corp.	28,324	1,084,809
*	Tween Brands, Inc.	18,900	375,354
* #	Under Armour, Inc. Class A	5,200	186,160
*	Unifi, Inc.	59,616	178,252
	Unifirst Corp.	12,754	612,192
*	Universal Electronics, Inc.	9,836	250,031
* #	Universal Technical Institute, Inc.	11,500	148,580
* #	Urban Outfitters, Inc.	11,700	376,623
	V.F. Corp.	53,300	4,034,810
* #	Vail Resorts, Inc.	25,100	1,249,729
* #	Valassis Communications, Inc.	30,300	481,467
	Value Line, Inc.	2,184	86,377
*	ValueVision Media, Inc. Class A	17,572	77,493
* #	VCG Holding Corp.	8,900	40,406
*	Viacom, Inc. Class A	2,853	102,936
*	Viacom, Inc. Class B	36,600	1,311,012
	Virco Manufacturing Corp.	8,180	40,900
#	Visteon Corp.	39,700	160,388
*	Volcom, Inc.	4,999	126,625
*	Voyager Learning Co.	7,226	42,272
	WABCO Holdings, Inc.	5,300	276,978
*	Warnaco Group, Inc.	33,072	1,593,740
#	Warner Music Group Corp.	14,000	125,860
	Washington Post Co.	1,925	1,209,708
	Weight Watchers International, Inc.	18,000	752,580
*	Wells-Gardner Electronics Corp.	2,976	5,000
	Wendy’s International, Inc.	51,899	1,539,324
* #	West Marine, Inc.	9,600	43,200
*	Westwood One, Inc.	32,200	55,062
	Weyco Group, Inc.	5,715	164,421
#	Whirlpool Corp.	41,555	3,061,772
	Wiley (John) & Sons, Inc. Class A	31,278	1,477,885
	Wiley (John) & Sons, Inc. Class B	1,468	69,157
*	Williams Controls, Inc.	2,299	31,933
#	Williams-Sonoma, Inc.	85,662	2,177,528
*	Wilsons The Leather Experts, Inc.	2,947	413
*	Winmark Corp.	795	13,714
#	Winnebago Industries, Inc.	12,100	180,532
*	WMS Industries, Inc.	28,729	1,064,122
#	Wolverine World Wide, Inc.	38,007	1,091,181
#	World Wrestling Entertainment, Inc.	20,161	335,681
	Wyndham Worldwide Corp.	77,401	1,693,534
#	Wynn Resorts, Ltd.	11,700	1,170,351
#	Xerium Technologies, Inc.	11,600	54,172
*	XM Satellite Radio Holdings, Inc.	37,300	396,499
*	Young Broadcasting, Inc. Class A	7,430	1,337
	Yum! Brands, Inc.	23,904	948,989
* #	Zale Corp.	39,800	866,844
* #	Zumiez, Inc.	8,000	167,680
Total Consumer Discretionary			421,508,088

Consumer Staples — (6.6%)
	Alberto-Culver Co.	68,972	1,822,930
#	Alico, Inc.	4,684	187,032
*	Alliance One International, Inc.	57,572	346,008

11

	Altria Group, Inc.	582,700	12,970,902
#	Andersons, Inc.	14,312	606,256
	Anheuser-Busch Companies, Inc.	34,500	1,982,370
	Archer-Daniels-Midland Co.	158,839	6,305,908
	Arden Group, Inc. Class A	1,742	204,337
	Avon Products, Inc.	26,922	1,051,573
* #	BJ’s Wholesale Club, Inc.	48,769	1,925,888
*	Boston Beer Co., Inc. Class A	5,857	232,991
*	Bridgford Foods Corp.	5,434	36,245
	Brown-Forman Corp. Class A	2,400	181,920
#	Brown-Forman Corp. Class B	6,500	488,670
*	Cagle’s, Inc. Class A	1,262	7,446
	Calavo Growers, Inc.	8,730	127,982
#	Cal-Maine Foods, Inc.	12,345	385,164
	Campbell Soup Co.	37,516	1,256,036
* #	Caribou Coffee Co.	5,190	11,107
	Casey’s General Stores, Inc.	42,072	920,956
	CCA Industries, Inc.	1,800	15,804
* #	Central European Distribution Corp.	21,967	1,567,565
* #	Central Garden & Pet Co.	14,100	112,800
*	Central Garden & Pet Co. Class A	16,028	119,569
* #	Chattem, Inc.	5,200	323,492
#	Chiquita Brands International, Inc.	40,000	973,600
	Church & Dwight Co., Inc.	40,600	2,311,358
	Clorox Co.	12,900	736,977
	Coca-Cola Bottling Co. Consolidated	2,307	119,318
	Coca-Cola Co.	160,813	9,208,152
	Coca-Cola Enterprises, Inc.	259,919	5,234,769
	Colgate-Palmolive Co.	28,098	2,089,367
	ConAgra, Inc.	186,400	4,395,312
*	Constellation Brands, Inc. Class A	102,800	2,191,696
*	Constellation Brands, Inc. Class B	5,807	124,676
	Corn Products International, Inc.	60,177	2,828,921
	Costco Wholesale Corp.	35,000	2,496,200
*	Cuisine Solutions, Inc.	3,822	8,256
	CVS Caremark Corp.	333,685	14,278,381
* #	Darling International, Inc.	42,457	683,982
*	Dean Foods Co.	78,228	1,701,459
	Del Monte Foods Co.	178,145	1,551,643
	Diamond Foods, Inc.	11,500	235,750
*	Elizabeth Arden, Inc.	24,594	369,156
*	Energizer Holdings, Inc.	5,300	432,427
	Estee Lauder Companies, Inc.	10,700	509,320
#	Farmer Brothers Co.	13,986	333,566
	Flowers Foods, Inc.	54,392	1,530,047
#	Gatehouse Media, Inc.	25,200	105,588
	General Mills, Inc.	54,044	3,415,581
	Golden Enterprises, Inc.	3,587	8,429
	Great Atlantic & Pacific Tea, Inc.	55,412	1,381,421
* #	Green Mountain Coffee, Inc.	12,036	519,474
	Griffin Land & Nurseries, Inc. Class A	3,796	132,025
*	Hain Celestial Group, Inc.	32,987	949,036
* #	Hansen Natural Corp.	18,900	590,436
	Heinz (H.J.) Co.	18,561	926,380
	Hormel Foods Corp.	50,772	1,918,674

12

*	IGI Labratories, Inc.	4,229	10,530
#	Imperial Sugar Co.	9,500	137,750
	Ingles Market, Inc. Class A	9,272	225,866
*	Integrated Biopharma, Inc.	1,529	4,037
	Inter Parfums, Inc.	13,111	330,004
	J & J Snack Foods Corp.	15,954	463,464
	J.M. Smucker Co.	48,924	2,582,698
*	Katy Industries, Inc.	600	750
	Kellogg Co.	15,814	819,323
	Kimberly-Clark Corp.	19,000	1,212,200
	Kraft Foods, Inc.	390,697	12,689,839
	Lancaster Colony Corp.	20,553	673,522
#	Lance, Inc.	23,200	485,112
* #	Lifeway Foods, Inc.	3,829	49,509
#	Loews Corp. - Carolina Group	9,100	660,205
#	Longs Drug Stores Corp.	31,300	1,484,246
#	Mannatech, Inc.	13,918	87,962
* #	Maui Land & Pineapple Co., Inc.	5,734	165,598
	McCormick & Co., Inc.	7,700	289,366
	McCormick & Co., Inc. Voting Common Stock	577	21,678
* #	Medifast, Inc.	1,659	9,705
#	MGP Ingredients, Inc.	6,910	51,134
	Molson Coors Brewing Co.	83,044	4,816,552
#	Molson Coors Brewing Co. Class A	400	22,994
*	Monterey Pasta Co.	14,154	34,960
#	Nash Finch Co.	10,300	393,872
	National Beverage Corp.	24,090	180,916
*	Natural Alternatives International, Inc.	2,624	20,598
* #	Natural Health Trends Corp.	3,867	5,684
#	Nature’s Sunshine Products, Inc.	400	3,200
*	NBTY, Inc.	27,700	904,682
	Nu Skin Enterprises, Inc. Class A	40,800	699,312
	Oil-Dri Corp. of America	3,765	64,570
*	Omega Protein Corp.	12,109	168,678
*	Orchids Paper Products Co.	1,600	12,240
*	Pantry, Inc.	8,800	107,360
*	Parlux Fragrances, Inc.	16,100	54,257
* #	Peet’s Coffee & Tea, Inc.	8,100	189,216
	Pepsi Bottling Group, Inc.	58,000	1,880,360
	PepsiAmericas, Inc.	96,469	2,350,950
	PepsiCo, Inc.	87,844	5,999,745
*	Philip Morris International, Inc.	154,900	8,157,034
	Pilgrim’s Pride Corp.	52,800	1,372,800
*	Prestige Brands Holdings, Inc.	44,300	483,313
	PriceSmart, Inc.	23,070	543,068
	Procter & Gamble Co.	571,788	37,766,597
*	Pyramid Breweries, Inc.	3,920	9,996
	Ralcorp Holdings, Inc.	18,728	1,123,680
#	Reddy Ice Holdings, Inc.	7,400	92,130
*	Redhook Ale Brewery, Inc.	5,780	26,010
#	Reliv International, Inc.	4,090	23,804
* #	Revlon, Inc.	3,563	2,993
	Reynolds American, Inc.	88,574	4,864,484
* #	Rite Aid Corp.	259,632	584,172
	Rocky Mountain Chocolate Factory, Inc.	1,224	14,321

13

#	Ruddick Corp.	40,100	1,424,753
	Safeway, Inc.	121,700	3,878,579
#	Sanderson Farms, Inc.	15,200	758,936
* #	Sanfilippo (John B.) & Son, Inc.	5,698	52,877
	Sara Lee Corp.	269,000	3,706,820
	Schiff Nutrition International, Inc.	7,327	45,940
	Seaboard Corp.	752	1,349,840
*	Seneca Foods Corp. Class A	3,424	71,562
*	Seneca Foods Corp. Class B	1,751	37,629
* #	Smithfield Foods, Inc.	109,088	3,413,364
	Spartan Stores, Inc.	16,900	405,262
* #	Spectrum Brands, Inc.	22,300	92,768
* #	Star Scientific, Inc.	8,400	16,296
	SUPERVALU, Inc.	113,304	3,973,571
	Sysco Corp.	35,371	1,091,549
	Tasty Baking Co.	3,240	18,954
#	The Hershey Co.	14,000	548,660
	The Kroger Co.	50,400	1,393,056
*	Tofutti Brands, Inc.	1,645	4,861
#	Tootsie Roll Industries, Inc.	25,504	653,668
*	TreeHouse Foods, Inc.	25,100	655,863
	Tyson Foods, Inc. Class A	117,800	2,219,352
* #	United Natural Foods, Inc.	27,362	581,990
	United-Guardian, Inc.	2,175	24,577
#	Universal Corp.	20,700	1,026,927
* #	USANA Health Services, Inc.	3,500	89,075
	UST, Inc.	15,100	833,973
#	Vector Group, Ltd.	29,633	517,689
*	Vermont Pure Holdings, Ltd.	600	810
	Village Super Market, Inc.	1,945	91,123
	Walgreen Co.	68,468	2,466,217
	Wal-Mart Stores, Inc.	404,300	23,344,282
#	WD-40 Co.	12,800	443,392
	Weis Markets, Inc.	22,186	765,639
#	Whole Foods Market, Inc.	5,844	169,476
* #	Winn-Dixie Stores, Inc.	44,365	800,788
	Wrigley (Wm.) Jr. Co.	9,307	717,849
*	Zapata Corp.	9,379	64,996
Total Consumer Staples			250,664,337

Energy — (11.4%)
* #	Abraxas Petroleum Corp.	47,700	212,265
	Adams Resources & Energy, Inc.	3,260	108,786
* #	Allis-Chalmers Energy, Inc.	18,828	323,277
#	Alon USA Energy, Inc.	26,300	402,653
* #	Alpha Natural Resources, Inc.	35,600	2,907,808
*	American Oil & Gas, Inc.	27,627	103,049
	Anadarko Petroleum Corp.	133,128	9,980,606
	Apache Corp.	79,063	10,599,186
#	Arch Coal, Inc.	41,400	2,687,274
*	Arena Resources, Inc.	17,200	861,204
#	Atlas America, Inc.	20,866	1,432,034
* #	ATP Oil & Gas Corp.	13,400	571,510
*	Atwood Oceanics, Inc.	12,618	1,285,900
	Baker Hughes, Inc.	15,872	1,406,577

14

	Barnwell Industries, Inc.	3,520	49,104
* #	Basic Energy Services, Inc.	31,800	914,886
	Berry Petroleum Corp. Class A	29,400	1,587,600
*	Bill Barret Corp.	31,039	1,670,829
	BJ Services Co.	108,372	3,272,834
*	Bois d’Arc Energy, Inc.	51,700	1,265,616
*	Bolt Technology Corp.	6,300	127,323
*	Boots & Coots International Well Control, Inc.	30,500	65,575
*	Brigham Exploration Co.	37,554	547,162
* #	Bristow Group, Inc.	18,580	971,177
*	Bronco Drilling Co., Inc.	19,800	359,964
	Cabot Oil & Gas Corp.	59,000	3,554,750
*	Cal Dive International, Inc.	9,761	136,459
*	Callon Petroleum Co.	8,997	233,202
*	Cameron International Corp.	12,544	667,717
#	CARBO Ceramics, Inc.	20,300	968,107
* #	Carrizo Oil & Gas, Inc.	14,200	950,832
* #	Cheniere Energy, Inc.	24,500	120,050
	Chesapeake Energy Corp.	164,600	9,015,142
	Chevron Corp.	549,734	54,506,126
	Cimarex Energy Co.	59,244	4,036,886
	CKX Lands, Inc.	1,446	20,475
*	Clayton Williams Energy, Inc.	7,564	713,058
*	CNX Gas Corp.	21,800	906,662
*	Complete Production Services, Inc.	54,445	1,560,394
*	Comstock Resources, Inc.	35,388	2,029,502
	ConocoPhillips	443,978	41,334,352
	CONSOL Energy, Inc.	12,900	1,258,524
* #	Contango Oil & Gas Co.	4,816	402,377
*	Credo Petroleum Corp.	192	3,107
#	Crosstex Energy, Inc.	18,978	647,719
*	Dawson Geophysical Co.	5,470	373,546
	Delek US Holdings, Inc.	25,500	332,265
* #	Delta Petroleum Corp.	43,514	961,659
*	Denbury Resources, Inc.	99,400	3,375,624
	Devon Energy Corp.	119,000	13,796,860
#	Diamond Offshore Drilling, Inc.	10,800	1,473,552
*	Dresser-Rand Group, Inc.	22,300	899,136
*	Dril-Quip, Inc.	23,200	1,353,488
* #	Dune Energy, Inc.	24,295	25,996
* #	Edge Petroleum Corp.	20,381	107,204
	El Paso Corp.	75,144	1,469,065
* #	Encore Acquisition Co.	41,772	2,789,952
* #	Endeavour International Corp.	38,603	69,871
*	Energy Partners, Ltd.	24,800	372,496
	ENSCO International, Inc.	41,855	3,006,445
	EOG Resources, Inc.	52,500	6,753,075
* #	Evergreen Energy, Inc.	12,340	27,148
*	Evolution Petroleum Corp.	855	5,215
*	EXCO Resources, Inc.	83,600	2,084,984
*	Exterran Holdings, Inc.	26,614	1,956,661
	Exxon Mobil Corp.	440,684	39,115,112
*	FMC Technologies, Inc.	13,400	962,790
*	Forest Oil Corp.	56,747	3,787,862
	Foundation Coal Holdings, Inc.	23,000	1,534,790

15

	Frontier Oil Corp.	15,000	451,650
* #	FX Energy, Inc.	27,299	142,774
* #	Gasco Energy, Inc.	36,100	137,180
*	Geokinetics, Inc.	710	13,611
*	Geomet, Inc.	92	758
* #	GMX Resources, Inc.	5,900	284,793
* #	Goodrich Petroleum Corp.	10,175	433,455
*	Grey Wolf, Inc.	141,959	1,111,539
	Gulf Island Fabrication, Inc.	12,100	500,698
*	Gulfmark Offshore, Inc.	16,972	1,139,330
*	Gulfport Energy Corp.	21,427	325,905
	Halliburton Co.	45,207	2,196,156
* #	Harvest Natural Resources, Inc.	24,244	270,078
*	Helix Energy Solutions Group, Inc.	59,815	2,310,653
#	Helmerich & Payne, Inc.	73,818	4,624,698
	Hess Corp.	63,000	7,737,030
*	HKN, Inc.	2,450	25,823
	Holly Corp.	8,700	369,315
*	Hornbeck Offshore Services, Inc.	20,100	1,059,270
*	Houston American Energy Corp.	1,022	7,297
* #	Infinity, Inc.	7,344	2,717
*	International Coal Group, Inc.	65,300	657,571
* #	James River Coal Co.	2,300	87,607
	Lufkin Industries, Inc.	11,400	909,492
	Marathon Oil Corp.	189,788	9,753,205
*	Mariner Energy, Inc.	78,942	2,581,403
	Massey Energy Co.	49,100	3,172,842
*	Matrix Service Co.	24,900	600,339
* #	McMoran Exploration Co.	39,300	1,254,456
*	Meridian Resource Corp.	65,829	146,140
*	Mitcham Industries, Inc.	6,799	144,683
	Murphy Oil Corp.	49,306	4,568,201
*	NATCO Group, Inc. Class A	11,600	548,332
* #	National Coal Corp.	19,000	140,030
*	National-Oilwell, Inc.	85,218	7,100,364
*	Natural Gas Services Group	9,372	256,887
*	Newfield Exploration Co.	51,744	3,272,291
*	Newpark Resources, Inc.	74,000	521,700
	Noble Energy, Inc.	58,500	5,700,825
	Occidental Petroleum Corp.	157,660	14,493,684
*	Oceaneering International, Inc.	24,600	1,755,456
*	Oil States International, Inc.	37,100	2,167,382
*	OMNI Energy Services Corp.	5,400	30,564
	Overseas Shipholding Group, Inc.	24,872	1,966,380
* #	Pacific Ethanol, Inc.	18,900	66,906
	Panhandle Royalty Co.	4,348	144,571
*	Parallel Petroleum Corp.	26,600	558,866
* #	Parker Drilling Co.	113,700	1,016,478
	Patterson-UTI Energy, Inc.	119,544	3,763,245
	Peabody Energy Corp.	13,500	997,920
	Penn Virginia Corp.	35,200	2,218,304
*	Petrohawk Energy Corp.	96,671	2,840,194
*	Petroleum Development Corp.	11,557	798,589
*	PetroQuest Energy, Inc.	30,900	684,435
*	PHI, Inc. Non-Voting	10,800	423,576

16

*	PHI, Inc. Voting	1,866	66,411
* #	Pioneer Drilling Co.	38,400	683,904
	Pioneer Natural Resources Co.	53,800	3,862,302
*	Plains Exploration & Production Co.	80,184	5,731,552
* #	PowerSecure International, Inc.	7,388	74,471
*	Pride International, Inc.	65,940	2,897,404
* #	Quest Resource Corp.	18,261	202,880
*	Quicksilver Resources, Inc.	39,200	1,428,056
	Range Resources Corp.	47,400	3,117,024
* #	Rentech, Inc.	16,800	39,144
	Rowan Companies, Inc.	78,200	3,452,530
* #	Royale Energy, Inc.	4,960	28,718
#	RPC, Inc.	69,886	1,046,193
	Schlumberger, Ltd.	59,400	6,007,122
*	SEACOR Holdings, Inc.	20,400	1,815,192
	Smith International, Inc.	8,172	644,934
*	Southwestern Energy Co.	32,576	1,444,420
	Spectra Energy Corp.	34,468	931,325
	St. Mary Land & Exploration Co.	48,500	2,471,560
* #	Stone Energy Corp.	17,400	1,175,892
* #	SulphCo, Inc.	28,200	103,776
#	Sunoco, Inc.	39,000	1,734,330
*	Superior Energy Services, Inc.	55,622	2,986,345
* #	Superior Well Services, Inc.	18,097	447,720
*	Swift Energy Corp.	24,100	1,389,124
* #	Syntroleum Corp.	7,746	17,661
* #	T-3 Energy Services, Inc.	9,316	602,932
#	Tesoro Petroleum Corp.	37,800	939,330
* #	Teton Energy Corp.	11,989	66,299
*	TETRA Technologies, Inc.	57,500	1,237,400
*	TGC Industries, Inc.	14,490	100,416
	The Williams Companies, Inc.	32,344	1,230,366
	Tidewater, Inc.	43,486	2,971,398
* #	Toreador Resources Corp.	7,300	67,306
* #	Transmeridian Exploration, Inc.	13,900	6,255
* #	Trico Marine Services, Inc.	13,500	518,265
* #	Tri-Valley Corp.	5,300	34,450
* #	TXCO Resources, Inc.	21,917	242,621
*	Union Drilling, Inc.	16,900	317,382
*	Unit Corp.	41,200	3,159,628
* #	Uranium Resources, Inc.	18,165	80,834
#	USEC, Inc.	38,340	267,230
* #	VAALCO Energy, Inc.	35,000	257,600
	Valero Energy Corp.	152,068	7,731,137
*	Venoco, Inc.	28	559
* #	VeraSun Energy Corp.	1,900	12,920
* #	Verenium Corp.	7,200	17,280
#	W&T Offshore, Inc.	58,700	3,273,112
* #	Warren Resources, Inc.	48,089	650,163
*	Westmoreland Coal Co.	3,812	70,408
* #	Westside Energy Corp.	12,343	59,617
*	W-H Energy Services, Inc.	20,000	1,710,600
*	Whiting Petroleum Corp.	32,500	3,039,725
	World Fuel Services Corp.	18,665	449,640
	XTO Energy, Inc.	102,950	6,549,679
Total Energy			431,366,626

17

Financials — (16.7%)
*	1st Constitution Bancorp	2,088	26,455
	1st Independence Financial Group, Inc.	1,186	20,174
	1st Source Corp.	17,164	374,862
	21st Century Holding Co.	6,546	67,227
	Abigail Adams National Bancorp, Inc.	2,006	21,183
	Abington Bancorp, Inc.	17,736	177,892
#	Access National Corp.	8,054	60,727
	Advance America Cash Advance Centers, Inc.	48,922	339,519
	Advanta Corp. Class A	9,088	71,795
	Advanta Corp. Class B	17,988	156,496
* #	Affiliated Managers Group, Inc.	9,200	943,000
	Affirmative Insurance Holdings, Inc.	9,681	75,125
	AFLAC, Inc.	88,230	5,922,880
*	Allegheny Corp.	6,810	2,557,155
	Alliance Bancorp, Inc. of Pennsylvania	347	3,296
#	Alliance Financial Corp.	2,307	54,537
	Allstate Corp.	163,880	8,348,047
*	Alphatec Holdings, Inc.	2,500	12,400
*	AmComp, Inc.	8,800	97,592
#	Amcore Financial, Inc.	19,572	191,806
	Ameriana Bancorp	898	7,795
	American Bancorp of New Jersey, Inc.	11,285	127,746
#	American Capital Strategies, Ltd.	87,544	2,801,408
	American Equity Investment Life Holding Co.	36,044	380,985
	American Express Co.	81,512	3,778,081
	American Financial Group, Inc.	90,077	2,686,096
*	American Independence Corp.	5,200	34,632
	American International Group, Inc.	612,570	22,052,520
	American National Bankshares, Inc.	3,995	70,951
	American National Insurance Co.	20,278	2,236,055
	American Physicians Capital, Inc.	600	27,312
	American River Bankshares	3,791	52,392
*	American Spectrum Realty, Inc.	640	20,960
	American West Bancorporation	14,900	49,915
* #	AmeriCredit Corp.	58,500	795,015
	Ameriprise Financial, Inc.	46,848	2,214,036
	Ameris Bancorp	4,842	67,207
*	Amerisafe, Inc.	16,431	261,089
* #	AmeriServe Financial, Inc.	13,724	41,035
*	AmTrust Financial Services, Inc.	2,207	33,017
#	Anchor Bancorp Wisconsin, Inc.	18,600	260,958
	AON Corp.	87,135	4,111,901
	Arrow Financial Corp.	5,468	123,030
#	Asset Acceptance Capital Corp.	21,310	300,258
#	Associated Banc-Corp.	96,355	2,631,455
	Assurant, Inc.	48,056	3,269,250
#	ASTA Funding, Inc.	8,870	72,468
	Astoria Financial Corp.	77,388	1,846,478
*	Atlantic American Corp.	11,687	16,712
	Atlantic Coast Federal Corp.	7,807	67,999
	Auburn National Bancorporation, Inc.	217	4,991
*	B of I Holding, Inc.	2,734	19,056

18

	Baldwin & Lyons, Inc. Class A	1,758	37,551
	Baldwin & Lyons, Inc. Class B	9,009	195,585
	BancFirst Corp.	6,654	288,983
	Bancorp Rhode Island, Inc.	2,531	84,130
	BancorpSouth, Inc.	62,609	1,481,955
#	BancTrust Financial Group, Inc.	200	2,012
	Bank Mutual Corp.	40,119	444,920
	Bank of America Corp.	1,268,999	43,158,656
	Bank of Commerce Holdings	3,949	29,815
* #	Bank of Florida Corp.	3,585	35,850
#	Bank of Granite Corp.	13,214	134,386
	Bank of Hawaii Corp.	31,900	1,725,790
	Bank of New York Mellon Corp.	314,970	14,025,614
#	Bank of the Ozarks, Inc.	14,300	348,491
#	BankAtlantic Bancorp, Inc. Class A	7,600	13,376
	BankFinancial Corp.	19,683	293,080
#	BankUnited Financial Corp. Class A	10,264	32,332
#	Banner Corp.	13,630	247,930
	Bar Harbor Bankshares	1,652	51,171
	BB&T Corp.	62,769	1,975,340
*	BCSB Bancorp, Inc.	483	5,627
*	Beach First National Bancshares, Inc.	2,116	22,091
#	Bear Stearns Companies, Inc.	59,400	554,202
	Benjamin Franklin Bancorp, Inc.	3,951	53,338
	Berkshire Bancorp, Inc.	3,850	58,905
	Berkshire Hills Bancorp, Inc.	7,582	191,900
	Beverly Hills Bancorp, Inc.	7,665	19,162
	Beverly National Corp.	13	266
*	BGC Partners, Inc. Class A	18,600	165,912
	Blackrock, Inc.	22,400	5,039,776
* #	BNCCORP., Inc.	2,290	25,075
	BOK Financial Corp.	54,051	3,147,390
#	Boston Private Financial Holdings, Inc.	29,369	247,581
*	Broadopoint Securities Group, Inc.	1,270	3,365
#	Brooke Corp.	7,420	8,385
	Brookline Bancorp, Inc.	51,904	521,635
	Brooklyn Federal Bancorp, Inc.	147	1,977
#	Brown & Brown, Inc.	74,400	1,448,568
	Brunswick Bancorp	120	1,029
	Bryn Mawr Bank Corp.	4,188	88,157
#	C&F Financial Corp.	1,773	51,399
	Cadence Financial Corp.	9,747	135,581
	California First National Bancorp	6,557	64,423
	Camco Financial Corp.	4,832	58,467
	Camden National Corp.	4,207	128,566
	Capital Bank Corp.	6,807	70,861
#	Capital City Bank Group, Inc.	11,652	311,808
#	Capital Corp. of the West	4,057	23,652
	Capital One Financial Corp.	102,042	4,910,261
#	Capital Properties, Inc.	700	14,455
#	Capital Southwest Corp.	3,396	409,184
#	Capitol Bancorp, Ltd.	15,127	234,166
#	Capitol Federal Financial	39,424	1,616,384
	Cardinal Financial Corp.	21,975	188,765
	Carrollton Bancorp	1,114	15,585

19

	Carver Bancorp, Inc.	1,427	12,971
	Cascade Financial Corp.	1,779	16,011
	Cash America International, Inc.	24,300	868,968
* #	Cash Systems, Inc.	5,753	2,186
#	Cathay General Bancorp	42,561	654,588
*	CB Richard Ellis Group, Inc.	16,625	373,397
#	Center Bancorp, Inc.	10,266	99,272
	Center Financial Corp.	15,100	141,336
#	Centerstate Banks of Florida, Inc.	5,041	70,624
	Central Bancorp, Inc.	400	6,400
*	Central Jersey Bancorp	110	867
#	Central Pacific Financial Corp.	15,200	226,784
	Central Virginia Bankshares, Inc.	1,428	23,708
	Centrue Financial Corp.	4,227	76,001
	Century Bancorp, Inc. Class A	1,896	34,792
	CFS Bancorp, Inc.	2,552	36,443
	Charter Financial Corp.	3,253	103,738
#	Chemical Financial Corp.	16,100	392,840
*	Chicopee Bancorp, Inc.	738	9,867
	Chubb Corp.	96,844	5,206,333
	Cincinnati Financial Corp.	95,695	3,351,239
	CIT Group, Inc.	74,344	743,440
	Citigroup, Inc.	795,672	17,417,260
	Citizens Community Bancorp, Inc.	5,240	44,881
	Citizens First Bancorp, Inc.	5,458	40,444
	Citizens Holding Co.	814	16,483
#	Citizens Republic Bancorp, Inc.	16,664	92,319
	Citizens South Banking Corp.	4,821	44,209
* #	Citizens, Inc.	29,755	196,978
	City Holding Co.	14,033	603,700
#	City National Corp.	42,665	2,064,986
*	Clayton Holdings, Inc.	1,100	6,479
#	Clifton Savings Bancorp, Inc.	23,755	242,063
	CNA Financial Corp.	182,435	5,544,200
*	CNA Surety Corp.	34,429	503,696
	CNB Financial Corp.	3,745	53,329
#	CoBiz Financial, Inc.	19,781	209,283
	Codorus Valley Bancorp, Inc.	2,111	33,299
#	Cohen & Steers, Inc.	12,070	364,273
*	Colonial Bankshares, Inc.	1,575	16,695
#	Colony Bankcorp, Inc.	2,957	33,414
	Columbia Bancorp	3,818	43,563
	Columbia Banking System, Inc.	17,244	460,932
#	Comerica, Inc.	87,040	3,236,147
	Comm Bancorp, Inc.	805	33,810
*	Command Security Corp.	254	775
	Commerce Bancshares, Inc.	45,013	1,976,971
	Commerce Group, Inc.	39,815	1,463,998
	Commercial National Financial Corp.	1,016	15,240
	Commonwealth Bankshares, Inc.	3,922	57,849
* #	Community Bancorp	7,592	60,660
#	Community Bank System, Inc.	23,072	556,727
	Community Bankshares, Inc.	1,930	21,857
	Community Capital Corp.	2,132	24,028
	Community Central Bank Corp.	1,223	5,626

20

	Community Trust Bancorp, Inc.	13,103	401,476
	Community West Bancshares	3,113	27,208
	Compass Diversified Holdings	19,800	271,260
* #	CompuCredit Corp.	24,544	225,314
*	Conseco, Inc.	152,700	1,782,009
#	Consolidated-Tokoma Land Co.	4,294	229,858
* #	Consumer Portfolio Services, Inc.	12,886	36,725
	Cooperative Bankshares, Inc.	2,417	20,544
*	Core-Mark Holding Co., Inc.	9,344	271,350
#	Corus Bankshares, Inc.	47,046	270,514
* #	Cowen Group, Inc.	10,060	79,876
*	Cowlitz Bancorporation	3,103	30,658
	Crawford & Co. Class A	16,179	84,131
#	Crawford & Co. Class B	15,970	95,501
*	Crescent Financial Corp.	5,008	35,607
	Cullen Frost Bankers, Inc.	44,572	2,491,575
#	CVB Financial Corp.	60,464	640,918
*	Dearborn Bancorp, Inc.	2,861	17,309
	Delphi Financial Group, Inc. Class A	37,243	1,075,950
#	Delta Financial Corp.	16,920	508
	Dime Community Bancshares	29,100	529,038
	Discover Financial Services	88,152	1,511,807
* #	Dollar Financial Corp.	13,659	272,224
	Donegal Group, Inc. Class A	17,337	310,506
	Donegal Group, Inc. Class B	2,541	46,818
* #	E*TRADE Financial Corp.	133,706	548,195
#	East West Bancorp, Inc.	37,290	493,720
	Eastern Insurance Holdings, Inc.	1,270	20,764
	Eastern Virginia Bankshares, Inc.	274	4,617
	Eaton Vance Corp.	11,944	508,217
	ECB Bancorp, Inc.	1,850	46,268
	EMC Insurance Group, Inc.	1,700	47,651
	Employers Holdings, Inc.	24,539	468,450
* #	Encore Capital Group, Inc.	19,000	200,830
	Enterprise Bancorp, Inc.	6	75
#	Enterprise Financial Services Corp.	10,653	213,593
	Erie Indemnity Co.	35,480	1,816,221
	ESB Financial Corp.	8,379	90,409
*	ESSA Bancorp, Inc.	1,176	14,700
#	Evans Bancorp, Inc.	1,529	24,923
* #	Exlservice Holdings, Inc.	20,044	399,677
*	EZCORP, Inc. Class A	32,700	413,001
#	F.N.B. Corp.	69,777	1,045,957
	Farmers Capital Bank Corp.	3,713	91,934
	FBL Financial Group, Inc. Class A	22,561	605,763
	Federal Agriculture Mortgage Corp. Class A	300	5,238
#	Federal Agriculture Mortgage Corp. Class C	5,372	155,573
	Federal National Mortgage Association	12,200	329,644
* #	Federal Trust Corp.	3,634	3,816
* #	Federal Trust Corp.	3,634	608
	Federated Investors, Inc.	21,600	796,176
	Fidelity Bancorp, Inc.	1,357	18,659
	Fidelity National Financial, Inc.	149,533	2,557,014
	Fidelity Southern Corp.	4,386	28,421
	Fifth Third Bancorp	106,622	1,993,831

21

#	Financial Federal Corp.	22,400	544,096
	Financial Institutions, Inc.	8,385	154,368
* #	First Acceptance Corp.	30,188	98,715
*	First Advantage Bancorp	269	3,196
	First American Corp.	83,624	2,807,258
	First Bancorp	12,807	215,286
	First Bancorp of Indiana, Inc.	700	8,127
	First Bancorp, Inc.	5,642	100,879
*	First Bancshares, Inc.	569	8,080
#	First Busey Corp.	25,708	468,400
*	First Cash Financial Services, Inc.	19,500	300,105
#	First Charter Corp.	21,876	673,343
	First Citizens BancShares, Inc.	5,912	942,609
#	First Commonwealth Financial Corp.	62,415	700,296
	First Community Bancshares, Inc.	9,571	325,318
	First Defiance Financial Corp.	5,206	100,684
	First Federal Bancshares of Arkansas, Inc.	3,701	46,374
	First Federal Bankshares, Inc.	1,342	14,762
	First Federal of Northern Michigan Bancorp, Inc.	1,058	7,205
#	First Financial Bancorp	31,849	362,760
#	First Financial Bankshares, Inc.	16,378	750,112
#	First Financial Corp.	11,476	375,839
	First Financial Holdings, Inc.	9,912	248,593
	First Financial Service Corp.	1,556	32,941
	First Franklin Corp.	461	3,582
#	First Horizon National Corp.	31,305	300,215
* #	First Keystone Financial, Inc.	1,015	11,317
	First M&F Corp.	5,770	80,665
#	First Marblehead Corp.	52,950	174,205
* #	First Mariner Bancorp, Inc.	2,110	8,482
	First Merchants Corp.	8,472	209,682
*	First Mercury Financial Corp.	8,693	153,518
#	First Midwest Bancorp, Inc.	40,485	1,056,658
* #	First National Bancshares, Inc.	1	9
	First Niagara Financial Group, Inc.	93,438	1,324,016
	First PacTrust Bancorp, Inc.	2,119	33,840
	First Place Financial Corp.	7,039	89,606
*	First Regional Bancorp	10,804	115,279
	First Security Group, Inc.	6,141	48,145
#	First South Bancorp, Inc.	4,063	78,253
	First State Bancorporation	15,466	119,861
	First United Corp.	4,415	82,031
	First West Virginia Bancorp, Inc.	671	10,233
	Firstbank Corp.	2,859	36,030
*	FirstCity Financial Corp.	5,438	23,710
	FirstMerit Corp.	67,000	1,354,070
#	Flagstar Bancorp, Inc.	28,300	134,425
	Flushing Financial Corp.	18,623	365,383
	FNB United Corp.	5,065	50,954
	Forest City Enterprises, Inc. Class A	19,100	764,000
	Forest City Enterprises, Inc. Class B	1,800	72,000
*	Forestar Real Estate Group, Inc.	10,500	262,500
*	Fox Chase Bancorp Inc.	301	3,778
*	FPIC Insurance Group, Inc.	772	35,134
* #	Franklin Bank Corp.	6,700	6,834

22

* #	Franklin Credit Management Corp.	1,436	1,357
	Franklin Resources, Inc.	14,300	1,447,446
#	Frontier Financial Corp.	36,436	535,609
#	Fulton Financial Corp.	143,552	1,811,626
*	FX Real Estate & Entertainment, Inc.	6,032	23,585
* #	GAINSCO, Inc.	1,500	5,430
	Gallagher (Arthur J.) & Co.	57,652	1,471,856
	GAMCO Investors, Inc.	4,854	257,699
	Gateway Financial Holdings, Inc.	10,463	103,898
	Genworth Financial, Inc.	235,400	5,202,340
	German American Bancorp, Inc.	9,036	112,769
	GFI Group, Inc.	26,968	319,301
#	Glacier Bancorp, Inc.	44,654	926,124
*	Golfsmith International Holdings, Inc.	1,341	2,883
	Gouverneur Bancorp, Inc.	600	5,145
#	Great Southern Bancorp, Inc.	10,169	117,452
*	Greater Atlantic Financial Corp.	840	1,113
	Greater Community Bancorp	3,797	66,068
#	Greene Bancshares, Inc.	9,663	187,172
#	Greenhill & Co., Inc.	8,400	506,100
	Grubb & Ellis Co.	5,700	32,604
	GS Financial Corp.	500	8,850
* #	Guaranty Bancorp	41,540	248,825
	Guaranty Federal Bancshares, Inc.	1,777	39,449
*	Guaranty Financial Group, Inc.	10,500	66,150
#	Habersham Bancorp	800	6,640
*	Hallmark Financial Services, Inc.	15,528	197,206
#	Hancock Holding Co.	26,300	1,170,087
	Hanmi Financial Corp.	23,972	153,421
	Hanover Insurance Group, Inc.	42,652	1,966,257
	Harleysville Group, Inc.	23,610	921,026
#	Harleysville National Corp.	27,391	371,422
	Harleysville Savings Financial Corp.	1,770	21,682
	Harrington West Financial Group, Inc.	3,605	20,224
	Hartford Financial Services Group, Inc.	81,772	5,811,536
	Hawthorn Bancshares, Inc.	1,847	49,869
	HCC Insurance Holdings, Inc.	104,885	2,497,312
#	Heartland Financial USA, Inc.	12,203	285,550
	Hercules Technology Growth Capital, Inc.	12	124
	Heritage Commerce Corp.	11,899	189,432
	Heritage Financial Corp.	3,488	58,494
	Heritage Financial Group	6,861	85,214
	HF Financial Corp.	2,085	36,904
#	Hilb Rogal Hamilton Co.	26,884	832,329
	Hingham Institution for Savings	899	25,846
	HMN Financial, Inc.	2,615	43,409
#	Home Bancshares, Inc.	15,130	347,990
	Home Federal Bancorp, Inc.	4,394	51,410
	HopFed Bancorp, Inc.	968	13,407
	Horace Mann Educators Corp.	31,272	509,421
	Horizon Bancorp	343	7,546
#	Horizon Financial Corp.	7,850	84,937
*	HouseValues, Inc.	3,514	9,593
	Hudson City Bancorp, Inc.	180,220	3,207,916
#	Huntington Bancshares, Inc.	91,485	815,131

23

	IBERIABANK Corp.	11,194	590,372
	IBT Bancorp, Inc.	1,324	40,978
	Imperial Capital Bancorp, Inc.	500	5,010
#	Independence Holding Co.	10,014	137,092
	Independent Bank Corp. (MA)	11,680	342,224
#	Independent Bank Corp. (MI)	6,630	39,846
	Indiana Community Bancorp	2,355	51,339
	Infinity Property & Casualty Corp.	8,000	322,560
#	Integra Bank Corp.	14,935	214,616
*	IntercontinentalExchange, Inc.	5,300	732,460
	International Bancshares Corp.	42,859	1,086,047
	Intervest Bancshares Corp.	4,600	40,342
*	Investment Technology Group, Inc.	26,600	1,119,860
*	Investors Bancorp, Inc.	86,253	1,232,555
	Investors Capital Holdings, Ltd.	2,039	9,175
	Investors Title Co.	1,604	77,425
#	Irwin Financial Corp.	15,300	62,883
	Janus Capital Group, Inc.	76,903	2,230,187
#	Jefferies Group, Inc.	88,843	1,599,174
	Jefferson Bancshares, Inc.	2,704	24,985
* #	Jesup & Lamont, Inc.	1,801	2,305
#	Jones Lang LaSalle, Inc.	9,700	683,268
	JPMorgan Chase & Co.	877,852	37,747,636
*	KBW, Inc.	10,562	260,036
	Kearny Financial Corp.	28,821	335,476
	Kentucky First Federal Bancorp	491	4,861
	KeyCorp	164,561	3,204,003
#	K-Fed Bancorp	8,703	99,040
*	Knight Capital Group, Inc.	73,718	1,312,918
* #	LaBranche & Co., Inc.	2,300	15,410
#	Lakeland Bancorp, Inc.	20,318	299,487
	Lakeland Financial Corp.	9,397	224,870
#	LandAmerica Financial Group, Inc.	10,000	297,800
	Landmark Bancorp, Inc.	976	24,390
	Legacy Bancorp, Inc.	7,571	102,208
	Legg Mason, Inc.	71,000	3,820,510
#	Lehman Brothers Holdings, Inc.	133,226	4,904,049
	Leucadia National Corp.	77,023	4,182,349
	Lincoln Bancorp	3,570	42,804
	Lincoln National Corp.	84,646	4,669,073
#	LNB Bancorp, Inc.	4,622	50,842
	Loews Corp.	151,316	7,500,734
* #	Loopnet, Inc.	10,200	133,926
	LSB Corp.	2,748	43,693
	LSB Financial Corp.	646	11,951
#	M&T Bank Corp.	57,325	4,967,784
#	Macatawa Bank Corp.	6,035	54,255
#	MainSource Financial Group, Inc.	16,314	273,749
* #	Markel Corp.	3,500	1,416,275
* #	MarketAxess Holdings, Inc.	22,039	172,345
* #	Marlin Business Services, Inc.	7,500	53,550
	Marsh & McLennan Companies, Inc.	132,000	3,594,360
	Marshall & Ilsley Corp.	149,697	3,478,958
	MASSBANK Corp.	2,822	111,130
#	Mastercard, Inc.	4,200	1,296,330

24

	Mayflower Bancorp, Inc.	600	6,423
#	MB Financial, Inc.	30,061	855,837
#	MBT Financial Corp.	11,675	98,770
	MCG Capital Corp.	35,235	201,897
	Meadowbrook Insurance Group, Inc.	32,300	221,901
	Medallion Financial Corp.	14,600	140,890
#	Mercantile Bancorp, Inc.	4,375	70,000
	Mercantile Bank Corp.	3,236	27,215
	Mercer Insurance Group, Inc.	4,928	87,965
	Merchants Bancshares, Inc.	4,924	113,154
#	Mercury General Corp.	43,571	2,216,021
	Merrill Lynch & Co., Inc.	238,512	10,475,447
	Meta Financial Group, Inc.	1,360	33,973
	MetLife, Inc.	202,592	12,161,598
	MetroCorp Bancshares, Inc.	6,786	87,200
	MFB Corp.	500	13,505
	MicroFinancial, Inc.	7,999	29,436
	Mid Penn Bancorp, Inc.	1,076	28,084
#	MidSouth Bancorp, Inc.	3,785	73,618
#	Midwest Banc Holdings, Inc.	24,407	214,293
	MidWestOne Financial Group, Inc.	1,045	15,947
	Monroe Bancorp	2,850	37,078
#	Moody’s Corp.	10,100	374,508
	Morgan Stanley	266,304	11,778,626
*	Move, Inc.	46,296	139,351
	MutualFirst Financial, Inc.	1,355	13,821
	Nara Bancorp, Inc.	22,858	290,754
*	Nasdaq Stock Market, Inc.	68,700	2,406,561
#	National City Corp.	162,261	947,604
#	National Financial Partners Corp.	20,672	504,810
#	National Interstate Corp.	12,752	292,786
#	National Penn Bancshares, Inc.	53,678	918,967
	National Security Group, Inc.	976	15,431
#	National Western Life Insurance Co. Class A	2,238	527,676
	Nationwide Financial Services, Inc.	25,380	1,295,141
	Naugatuck Valley Financial Corp.	117	1,111
*	Navigators Group, Inc.	15,364	775,728
	NBT Bancorp, Inc.	26,840	658,117
	Nelnet, Inc. Class A	22,100	291,499
*	New Concept Energy, Inc.	318	2,455
	New England Bancshares, Inc.	4,115	45,059
	New Hampshire Thrift Bancshares, Inc.	2,227	26,590
	New Westfield Financial, Inc.	22,060	216,629
	New York Community Bancorp, Inc.	154,520	3,170,750
	NewAlliance Bancshares, Inc.	94,970	1,272,598
	NewBridge Bancorp	6,295	58,229
*	Newtek Business Services, Inc.	17,259	17,777
* #	NexCen Brands, Inc.	29,500	19,473
*	Nexity Financial Corp.	400	2,232
	North Central Bancshares, Inc.	200	5,338
	North Valley Bancorp	2,786	25,436
	Northeast Bancorp	1,024	14,848
	Northeast Community Bancorp, Inc.	10,093	117,079
	Northern Trust Corp.	52,469	3,987,644
	Northrim Bancorp, Inc.	4,800	90,000

25

	Northway Financial, Inc.	2,154	34,464
#	Northwest Bancorp, Inc.	37,636	923,211
	Norwood Financial Corp.	1,002	30,210
#	NYMAGIC, Inc.	5,479	124,428
	NYSE Euronext	47,800	3,055,376
	Ocean Shore Holding Co.	6,110	62,627
	OceanFirst Financial Corp.	8,715	178,919
	Odyssey Re Holdings Corp.	62,425	2,343,434
	Ohio Valley Banc Corp.	1,600	40,000
#	Old National Bancorp	56,544	988,389
	Old Republic International Corp.	209,563	3,153,923
#	Old Second Bancorp, Inc.	10,339	196,338
#	optionsXpress Holding, Inc.	19,135	437,043
*	Oritani Financial Corp.	844	13,166
#	PAB Bankshares, Inc.	3,690	42,656
#	Pacific Capital Bancorp	38,850	774,669
	Pacific Continental Corp.	7,251	108,257
	Pacific Mercantile Bancorp	6,657	60,845
*	Pacific Premier Bancorp, Inc.	2,285	16,566
*	Pacific State Bancorp	1,732	17,320
#	PacWest Bancorp	20,368	429,357
	Pamrapo Bancorp, Inc.	2,565	38,501
	Park Bancorp, Inc.	700	14,136
#	Park National Corp.	12,009	851,438
	Parkvale Financial Corp.	3,733	97,917
	Peapack-Gladstone Financial Corp.	4,032	112,291
# •	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	12,174	60,870
	Penns Woods Bancorp, Inc.	1,793	54,525
*	Pennsylvania Commerce Bancorp, Inc.	4,157	111,657
	Peoples Bancorp of North Carolina	4,359	59,936
	Peoples Bancorp, Inc.	9,064	214,726
	Peoples Bancorp, Inc.	1,479	20,410
	Peoples Community Bancorp	1,902	5,497
	People’s United Financial, Inc.	88,061	1,455,648
*	Philadelphia Consolidated Holding Corp.	56,856	2,117,886
*	Pico Holdings, Inc.	14,672	608,301
	Pinnacle Bancshares, Inc.	444	4,529
* #	Pinnacle Financial Partners, Inc.	15,314	411,793
*	Piper Jaffray Companies, Inc.	1,000	38,000
* #	PMA Capital Corp. Class A	20,257	202,165
	PNC Financial Services Group, Inc.	38,991	2,505,172
	Porter Bancorp, Inc.	281	5,044
* #	Portfolio Recovery Associates, Inc.	12,560	516,090
#	Preferred Bank	6,172	55,054
	Premier Financial Bancorp, Inc.	2,245	25,795
	Presidential Life Corp.	1,300	22,906
	Princeton National Bancorp, Inc.	1,700	47,481
	Principal Financial Group, Inc.	71,548	3,855,006
#	PrivateBancorp, Inc.	11,761	445,507
*	ProAssurance Corp.	28,467	1,458,364
	ProCentury Corp.	8,352	147,079
	Progressive Corp.	204,264	4,097,536
#	Prosperity Bancshares, Inc.	34,614	1,105,571
	Protective Life Corp.	61,774	2,593,273

26

	Providence Community Bancshares, Inc.	729	10,392
#	Provident Bankshares Corp.	20,700	197,892
	Provident Financial Holdings, Inc.	2,687	34,743
	Provident Financial Services, Inc.	47,944	754,159
#	Provident New York Bancorp	36,048	468,984
*	Prudential Bancorp, Inc. of Pennsylvania	5,128	61,639
	Prudential Financial, Inc.	112,016	8,367,595
	PSB Holdings, Inc.	3,341	31,155
	Pulaski Financial Corp.	6,615	75,080
#	QC Holdings, Inc.	15,290	126,907
#	Radian Group, Inc.	14,372	82,352
	Rainier Pacific Financial Group, Inc.	4,450	57,939
#	Raymond James Financial, Inc.	96,796	2,879,681
#	Regions Financial Corp.	106,217	1,892,787
	Reinsurance Group of America, Inc.	51,434	2,644,736
#	Renasant Corp.	16,169	375,444
	Republic Bancorp, Inc. Class A	6,912	172,109
*	Republic First Bancorp, Inc.	3,334	15,536
#	Resource America, Inc.	8,755	87,900
*	Rewards Network, Inc.	22,680	113,400
	Riverview Bancorp, Inc.	8,785	78,362
	RLI Corp.	18,244	932,998
	Rockville Financial, Inc.	3,733	51,665
*	Roma Financial Corp.	413	6,121
	Rome Bancorp, Inc.	5,280	61,776
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	45,962
	Rurban Financial Corp.	2,715	28,806
#	S&T Bancorp, Inc.	19,279	626,760
#	S.Y. Bancorp, Inc.	11,779	297,184
	SAFECO Corp.	50,806	3,404,002
	Safety Insurance Group, Inc.	14,111	545,531
	Salisbury Bancorp, Inc.	926	30,558
#	Sanders Morris Harris Group, Inc.	17,365	126,764
#	Sandy Spring Bancorp, Inc.	14,381	380,809
	SCBT Financial Corp.	8,708	289,976
	Schwab (Charles) Corp.	66,901	1,483,864
*	SCPIE Holdings, Inc.	6,257	172,693
*	Seabright Insurance Holdings	18,244	279,498
#	Seacoast Banking Corp. of Florida	7,064	75,938
#	Security Bank Corp.	8,940	49,170
*	Security National Financial Corp. Class A	2,326	10,304
#	SEI Investments Co.	19,988	482,111
	Selective Insurance Group, Inc.	50,334	1,101,308
	Shore Bancshares, Inc.	1,811	42,939
	Shore Financial Corp.	680	14,960
	SI Financial Group, Inc.	698	6,847
	Siebert Financial Corp.	8,302	28,974
#	Sierra Bancorp	7,656	168,662
*	Signature Bank	7,177	204,832
	Simmons First National Corp. Class A	10,678	324,932
*	SLM Corp.	6,700	151,889
#	Smithtown Bancorp, Inc.	7,101	146,352
	Somerset Hills Bancorp	2,551	26,765
#	South Financial Group, Inc.	55,108	303,645
#	South Street Financial Corp.	897	5,198

27

*	Southcoast Financial Corp.	3,749	53,911
	Southern Community Financial Corp.	10,888	77,958
*	Southern Connecticut Bancorp, Inc.	1,300	9,230
*	Southern First Bancshares, Inc.	1,772	23,727
	Southern Missouri Bancorp, Inc.	499	7,335
	Southside Bancshares, Inc.	9,875	216,164
	Southwest Bancorp, Inc.	13,044	221,226
#	Southwest Georgia Financial Corp.	1,614	29,536
#	Sovereign Bancorp, Inc.	154,295	1,410,256
	StanCorp Financial Group, Inc.	37,842	2,080,932
	State Auto Financial Corp.	33,733	929,344
	State Bancorp, Inc.	10,399	145,066
	State Street Corp.	69,070	4,974,421
	StellarOne Corp.	11,910	205,805
#	Sterling Bancorp	15,735	230,832
	Sterling Bancshares, Inc.	53,992	551,798
	Sterling Financial Corp.	25,645	227,728
	Stewart Information Services Corp.	12,984	307,072
* #	Stifel Financial Corp.	11,028	629,589
* #	Stratus Properties, Inc.	5,702	151,046
	Student Loan Corp.	11,197	1,343,640
#	Suffolk Bancorp	6,154	207,144
*	Sun American Bancorp	2,523	8,982
*	Sun Bancorp, Inc.	17,956	196,439
	SunTrust Banks, Inc.	101,116	5,279,266
* #	Superior Bancorp	5,475	81,085
#	Susquehanna Bancshares, Inc.	62,057	1,194,597
*	Susser Holdings Corp.	4,500	53,460
	Sussex Bancorp	1,814	18,158
* #	SVB Financial Group	26,700	1,368,375
	SWS Group, Inc.	21,106	390,039
#	Synovus Financial Corp.	224,088	2,574,771
	T. Rowe Price Group, Inc.	18,300	1,059,936
	Taylor Capital Group, Inc.	6,912	88,819
	TCF Financial Corp.	69,939	1,155,392
*	TD Ameritrade Holding Corp.	32,100	581,331
	Team Financial, Inc.	892	7,181
	Teche Holding Co.	656	23,616
* #	Tejon Ranch Co.	10,100	403,091
#	Temecula Valley Bancorp, Inc.	3,917	23,580
*	Texas Capital Bancshares, Inc.	22,462	407,011
	TF Financial Corp.	1,847	44,753
*	The Bancorp, Inc.	6,360	67,734
#	The Colonial BancGroup, Inc.	97,319	596,565
	The Goldman Sachs Group, Inc.	119,024	20,997,024
*	The Intergroup Corp.	677	11,898
	The Phoenix Companies, Inc.	1,900	19,247
	The Savannah Bancorp, Inc.	2,723	42,778
#	The St. Joe Corp.	5,400	207,252
	The Travelers Companies, Inc.	177,178	8,825,236
#	The Wilber Corp.	4,450	38,715
	Thomas Properties Group, Inc.	8,466	87,708
* #	Thomas Weisel Partners Group, Inc.	19,600	133,672
#	TIB Financial Corp.	4,622	29,627
*	Tidelands Bancshares, Inc.	423	3,913

28

#	TierOne Corp.	6,744	48,354
	Timberland Bancorp, Inc.	5,508	60,478
	Tompkins Financial Corp.	8,202	372,371
	Torchmark Corp.	26,810	1,700,022
	Tower Financial Corp.	1,125	10,564
#	Tower Group, Inc.	16,340	425,984
*	Tradestation Group, Inc.	29,328	308,824
	Transatlantic Holdings, Inc.	32,982	2,132,286
* #	Triad Guaranty, Inc.	4,076	9,008
#	Trico Bancshares	11,858	195,420
#	TrustCo Bank Corp. (NY)	49,174	430,764
#	Trustmark Corp.	48,180	961,673
	U.S. Bancorp	120,595	4,002,548
#	UCBH Holdings, Inc.	77,162	376,551
#	UMB Financial Corp.	30,200	1,575,534
#	Umpqua Holdings Corp.	23,049	321,303
*	Unico American Corp.	100	938
#	Union Bankshares Corp.	11,716	234,906
#	Union Bankshares, Inc.	1,462	28,801
	UnionBanCal Corp.	74,438	3,726,366
	United Bancshares, Inc.	1,986	26,314
	United Bankshares, Inc.	28,800	817,632
*	United Capital Corp.	5,297	121,831
#	United Community Banks, Inc.	19,722	206,292
	United Community Financial Corp.	10,276	62,375
	United Financial Bancorp, Inc.	12,962	158,525
	United Fire & Casualty Co.	21,148	763,231
*	United PanAm Financial Corp.	11,444	42,457
#	United Security Bancshares (CA)	3,818	56,926
	United Western Bancorp, Inc.	6,086	105,044
	Unitrin, Inc.	52,220	1,812,034
	Unity Bancorp, Inc.	1,976	15,551
*	Universal American Corp.	35,248	407,114
	Universal Insurance Holdings, Inc.	2,600	8,840
#	Univest Corporation of Pennsylvania	11,185	274,704
	Unum Group	193,824	4,667,282
#	Valley National Bancorp	87,041	1,532,807
	ViewPoint Financial Group	196	3,173
#	Vineyard National Bancorp Co.	7,893	23,916
*	Virginia Commerce Bancorp, Inc.	13,158	79,606
	VIST Financial Corp.	4,057	68,036
	W. R. Berkley Corp.	82,667	2,239,449
*	Waccamaw Bankshares, Inc.	344	3,175
#	Wachovia Corp.	225,901	5,376,444
	Waddell & Reed Financial, Inc.	18,572	656,706
	Wainwright Bank & Trust Co.	5,434	59,068
	Washington Banking Co.	3,867	50,348
#	Washington Federal, Inc.	71,209	1,594,370
	Washington Trust Bancorp, Inc.	9,314	220,462
* #	Wauwatosa Holdings, Inc.	5,774	75,466
	Wayne Savings Bancshares, Inc.	1,615	15,019
	Webster Financial Corp.	41,671	1,082,196
	Wells Fargo & Co.	823,601	22,706,680
	Wesbanco, Inc.	20,108	442,376
	Wesco Financial Corp.	2,844	1,211,544

29

#	West Bancorporation	7,220	86,640
	West Coast Bancorp	10,100	116,857
#	Westamerica Bancorporation	20,400	1,132,200
* #	Western Alliance Bancorp	12,100	128,139
	Westwood Holdings Group, Inc.	1,540	63,171
	White Mountains Insurance Group, Ltd.	4,400	2,098,800
#	Whitney Holding Corp.	55,196	1,254,053
	Willow Financial Bancorp, Inc.	12,267	117,886
#	Wilmington Trust Corp.	54,572	1,797,602
	Wilshire Bancorp, Inc.	9,847	87,934
*	Wilshire Enterprises, Inc.	400	1,240
	Wintrust Financial Corp.	19,900	620,482
*	World Acceptance Corp.	11,272	498,448
	WSB Holdings, Inc.	4,123	24,120
	WVS Financial Corp.	1,462	23,728
	Yadkin Valley Financial Corp.	8,473	128,705
	Zenith National Insurance Corp.	28,950	1,168,132
#	Zions Bancorporation	79,522	3,426,603
* #	ZipRealty, Inc.	6,086	29,274
Total Financials			632,125,376

Health Care — (8.0%)
*	Abaxis, Inc.	12,273	360,703
	Abbott Laboratories	85,142	4,797,752
* #	Abiomed, Inc.	18,864	278,810
*	Abraxis Bioscience, Inc.	9,100	590,954
* #	Acadia Pharmaceuticals, Inc.	26,732	235,242
* #	Accelr8 Technology Corp.	2,183	10,085
*	Accelrys, Inc.	20,945	136,561
* #	Accentia Biopharmaceuticals, Inc.	4,500	4,590
* #	Achillion Pharmaceuticals, Inc.	7,900	24,174
* #	Acusphere, Inc.	9,713	6,411
*	Adolor Corp.	40,354	228,807
* #	Advanced Life Sciences Holdings, Inc.	9,781	9,977
* #	Advanced Medical Optics, Inc.	35,000	847,700
* #	ADVENTRX Pharmaceuticals, Inc.	19,542	8,696
	Aetna, Inc.	137,244	6,472,427
* #	Affymetrix, Inc.	53,120	640,627
*	Air Methods Corp.	8,409	324,083
* #	Akorn, Inc.	20,283	96,344
*	Albany Molecular Research, Inc.	14,100	197,118
* #	Alexion Pharmaceuticals, Inc.	9,044	645,289
*	Alexza Pharmaceuticals, Inc.	600	3,072
* #	Align Technology, Inc.	14,600	192,282
* #	Alkermes, Inc.	27,647	350,287
	Allergan, Inc.	21,600	1,244,592
*	Alliance Imaging, Inc.	33,300	280,719
*	Allied Healthcare International, Inc.	33,944	59,741
*	Allied Healthcare Products, Inc.	4,008	29,138
*	Allion Healthcare, Inc.	13,364	79,917
*	Allos Therapeutics, Inc.	13,719	86,978
* #	Allscripts Healthcare Solutions, Inc.	25,900	321,937
*	Almost Family, Inc.	4,132	100,862
* #	Alnylam Pharmaceuticals, Inc.	17,203	496,823
	Alpharma, Inc. Class A	34,843	877,695

30

*	Amag Pharmaceuticals, Inc.	13,093	523,720
*	Amedisys, Inc.	25,283	1,284,629
*	America Services Group, Inc.	6,300	56,763
* #	American Dental Partners, Inc.	9,062	108,925
* #	American Medical Systems Holdings, Inc.	58,860	889,375
	American Shared Hospital Services	2,089	5,223
*	AMERIGROUP Corp.	42,900	1,184,469
	AmerisourceBergen Corp.	53,771	2,222,355
*	Amgen, Inc.	86,900	3,826,207
*	AMICAS, Inc.	32,099	88,272
*	AMN Healthcare Services, Inc.	28,769	500,868
*	Amsurg Corp.	23,400	638,352
* #	Amylin Pharmaceuticals, Inc.	12,487	396,712
*	Anadys Pharmaceuticals, Inc.	40	116
	Analogic Corp.	8,200	549,564
* #	Anesiva, Inc.	17,910	62,864
*	AngioDynamics, Inc.	18,251	282,708
*	Anika Therapeutics, Inc.	8,464	73,637
* #	Antigenics, Inc.	21,224	49,027
*	AP Pharma, Inc.	250	393
* #	APP Pharmaceuticals, Inc.	116,618	1,546,355
	Applera Corp. - Applied Biosystems Group	19,400	674,344
*	Applera Corp. - Celera Group	63,094	812,651
*	Apria Healthcare Group, Inc.	34,100	574,585
* #	Arcadia Resources, Inc.	31,961	23,971
* #	Arena Pharmaceuticals, Inc.	36,300	186,219
* #	Ariad Pharmaceuticals, Inc.	16,500	42,570
* #	Arqule, Inc.	29,200	124,976
*	Array BioPharma, Inc.	37,816	235,216
*	Arrhythmia Research Technology, Inc.	1,790	10,310
* #	Arthrocare Corp.	16,894	745,194
* #	Aspect Medical Systems, Inc.	10,900	58,315
*	Assisted Living Concepts, Inc.	5,143	34,458
*	AtriCure, Inc.	500	4,905
	Atrion Corp.	1,063	112,157
* #	ATS Medical, Inc.	9,800	21,560
* #	Auxilium Pharmaceuticals, Inc.	7,133	227,115
*	Avalon Pharmaceuticals, Inc.	7,847	13,261
* #	AVANIR Pharmaceuticals Class A	16,975	20,370
* #	AVANT Immunotherapeutics, Inc.	189	2,648
* #	AVI BioPharma, Inc.	10,948	15,327
*	Avigen, Inc.	16,279	48,349
	Bard (C.R.), Inc.	7,500	684,000
*	Barr Laboratories, Inc.	40,421	1,770,440
* #	Barrier Therapeutics, Inc.	13,630	33,530
	Baxter International, Inc.	34,900	2,132,390
	Beckman Coulter, Inc.	28,097	1,949,651
	Becton Dickinson & Co.	14,100	1,190,745
*	Bentley Pharmaceuticals, Inc.	14,244	223,061
*	Bioanalytical Systems, Inc.	2,068	9,306
* #	BioCryst Pharmaceuticals, Inc.	28,026	82,396
*	Biogen Idec, Inc.	62,200	3,903,050
*	Bio-Imaging Technologies, Inc.	5,474	44,613
*	BioLase Technology, Inc.	5,000	16,250
*	BioMarin Pharmaceutical, Inc.	27,900	1,064,943

31

*	BioMimetic Therapeutics, Inc.	12,140	145,073
*	Bio-Rad Laboratories, Inc. Class A	14,200	1,270,616
*	Bio-Rad Laboratories, Inc. Class B	944	84,677
* #	Bio-Reference Laboratories, Inc.	9,100	226,044
*	BioSante Pharmaceuticals, Inc.	7,594	30,300
*	BioScrip, Inc.	32,112	137,760
*	BioSphere Medical, Inc.	3,248	11,400
*	Boston Scientific Corp.	170,300	2,263,287
* #	Bovie Medical Corp.	3,100	24,118
	Bristol-Myers Squibb Co.	114,800	2,616,292
#	Brookdale Senior Living, Inc.	44,014	1,161,089
*	Bruker BioSciences Corp.	55,058	640,875
* #	BSD Medical Corp.	7,639	57,063
* #	Caliper Life Sciences, Inc.	37,547	134,418
	Cambrex Corp.	18,515	113,867
*	Candela Corp.	10,600	26,394
*	Cantel Medical Corp.	14,667	156,937
*	Capital Senior Living Corp.	8,502	68,356
*	Caraco Pharmaceutical Laboratories, Ltd.	8,172	140,722
*	Cardiac Science Corp.	18,007	169,986
	Cardinal Health, Inc.	32,172	1,819,005
*	Celgene Corp.	30,807	1,874,914
* #	Cell Genesys, Inc.	18,500	65,490
* #	Cell Therapeutics, Inc.	225	133
*	Celsion Corp.	3,725	16,614
*	Centene Corp.	32,783	692,049
*	Cephalon, Inc.	20,535	1,390,425
* #	Cepheid, Inc.	28,300	744,856
* #	Cerner Corp.	9,900	449,163
*	Cerus Corp.	24,244	119,765
*	Chad Therapeutics, Inc.	880	229
*	Charles River Laboratories International, Inc.	39,734	2,554,102
	Chemed Corp.	15,100	546,922
	Cigna Corp.	24,100	978,460
* #	Clinical Data, Inc.	13,302	254,334
* #	Columbia Laboratories, Inc.	2,159	8,204
* #	Combinatorx, Inc.	26,570	96,981
*	Community Health Systems, Inc.	78,079	2,813,186
	Computer Programs & Systems, Inc.	1,300	25,935
* #	Conceptus, Inc.	9,700	184,106
*	Conmed Corp.	26,722	713,210
*	Continucare Corp.	12,700	27,940
#	Cooper Companies, Inc.	40,500	1,638,225
*	Corvel Corp.	9,911	356,895
*	Covance, Inc.	15,700	1,287,086
*	Coventry Health Care, Inc.	57,544	2,648,750
* #	Critical Therapeutics, Inc.	22,729	7,046
*	Cross Country Healthcare, Inc.	18,472	285,762
*	CryoCor, Inc.	4,552	6,145
*	CryoLife, Inc.	6,800	78,744
*	Cubist Pharmaceuticals, Inc.	16,100	306,866
*	Curis, Inc.	4,000	5,880
* #	Cutera, Inc.	7,100	72,704
* #	CV Therapeutics, Inc.	31,800	280,794
* #	Cyberonics, Inc.	8,400	148,932

32

* #	Cyclacel Pharmaceuticals, Inc.	15,929	33,292
*	Cynosure, Inc. Class A	5,274	129,371
* #	Cypress Bioscience, Inc.	31,800	258,852
*	Cytomedix, Inc.	855	581
* #	Cytori Therapeutics, Inc.	7,314	55,001
	Datascope Corp.	13,117	560,358
*	DaVita, Inc.	40,372	2,094,499
*	Daxor Corp.	2,727	39,882
* #	Dendreon Corp.	39,910	207,532
	Dentsply International, Inc.	8,400	340,536
* #	DepoMed, Inc.	6,444	25,389
* #	Dexcom, Inc.	6,400	50,496
*	Dialysis Corporation of America	1,759	12,841
*	Digirad Corp.	4,900	10,976
* #	Dionex Corp.	5,102	372,038
* #	Discovery Laboratories, Inc.	33,272	62,219
* #	Durect Corp.	14,677	68,248
*	DUSA Pharmaceuticals, Inc.	2,200	4,356
*	Dyax Corp.	32,540	119,747
*	Dynavax Technologies Corp.	26,773	43,372
*	Eclipsys Corp.	16,066	327,746
*	Edwards Lifesciences Corp.	33,575	1,937,613
	Eli Lilly & Co.	65,800	3,167,612
*	Elite Pharmaceuticals, Inc.	4,415	2,781
*	Emergent Biosolutions, Inc.	3,055	32,841
* #	Emeritus Corp.	15,603	331,252
* #	Emisphere Technologies, Inc.	15,800	29,072
*	Encision, Inc.	900	2,070
*	Endo Pharmaceuticals Holdings, Inc.	25,800	635,712
*	Endologix, Inc.	36,686	96,484
* #	Entremed, Inc.	4,300	3,094
* #	Enzo Biochem, Inc.	7,800	76,674
* #	Enzon Pharmaceuticals, Inc.	38,116	335,421
* #	EPIX Pharmaceuticals, Inc.	13,133	28,761
*	eResearch Technology, Inc.	28,600	457,314
*	etrials Worldwide, Inc.	5,248	8,764
* #	ev3, Inc.	36,258	360,767
*	Evotec AG Sponsored ADR	8,257	31,955
*	Exact Sciences Corp.	15,692	31,070
*	Exactech, Inc.	6,442	171,293
*	Exelixis, Inc.	24,400	154,208
*	Express Scripts, Inc.	23,000	1,658,530
* #	Farville, Inc.	6,241	609
* #	Five Star Quality Care, Inc.	16,000	107,200
*	Forest Laboratories, Inc.	80,710	2,898,296
*	Genentech, Inc.	57,954	4,107,200
* #	Genitope Corp.	23,862	2,386
*	Gen-Probe, Inc.	10,800	614,952
*	Gentiva Health Services, Inc.	24,400	491,416
* #	GenVec, Inc.	18,700	33,473
*	Genzyme Corp.	20,116	1,377,141
* #	Geron Corp.	67,601	287,304
*	Gilead Sciences, Inc.	43,774	2,421,578
*	Greatbatch, Inc.	13,872	260,100
* #	GTx, Inc.	5,640	84,713

33

*	Haemonetics Corp.	20,800	1,172,288
* #	Halozyme Therapeutics, Inc.	15,334	79,430
* #	Hana Biosciences, Inc.	7,200	6,048
*	Hanger Orthopedic Group, Inc.	14,100	183,300
*	Harvard Bioscience, Inc.	21,957	105,394
*	Health Grades, Inc.	5,885	33,191
*	Health Management Associates, Inc.	114,600	889,296
*	Health Net, Inc.	41,080	1,273,480
*	HealthExtras, Inc.	25,783	805,719
* #	HEALTHSOUTH Corp.	15,400	288,442
*	Healthspring, Inc.	26,700	496,086
*	HealthStream, Inc.	11,452	33,669
*	HealthTronics, Inc.	19,321	73,033
*	Healthways, Inc.	16,500	532,950
* #	Henry Schein, Inc.	33,572	1,870,632
*	Hill-Rom Holdings, Inc.	56,400	1,734,300
* #	Hi-Tech Pharmacal Co., Inc.	9,522	87,602
*	Hlth Corp.	82,534	984,631
* #	HMS Holdings Corp.	13,348	270,030
* #	Hollis-Eden Pharmaceuticals, Inc.	9,100	13,741
* #	Hologic, Inc.	49,248	1,183,429
	Hooper Holmes, Inc.	36,502	35,407
*	Hospira, Inc.	6,472	271,436
*	Human Genome Sciences, Inc.	28,400	166,992
*	Humana, Inc.	53,400	2,726,070
*	ICU Medical, Inc.	10,310	262,699
* #	Idenix Pharmaceuticals, Inc.	2,987	19,535
* #	Idera Pharmaceuticals, Inc.	5,657	84,855
* #	IDEXX Laboratories, Inc.	10,374	523,887
* #	IDM Pharma, Inc.	17,917	37,626
*	I-Flow Corp.	17,344	238,133
* #	Illumina, Inc.	8,065	632,941
*	ImClone Systems, Inc.	22,100	963,118
*	Immtech International, Inc.	5,700	5,643
*	Immucor, Inc.	15,200	407,816
* #	ImmunoGen, Inc.	26,279	119,569
* #	Immunomedics, Inc.	25,300	67,551
*	Implant Sciences Corp.	1,959	2,057
	IMS Health, Inc.	18,200	441,168
*	Incyte Corp.	44,900	435,979
* #	Indevus Pharmaceuticals, Inc.	40,571	182,164
*	Infinity Pharmaceuticals, Inc.	9,156	67,297
*	Inovio Biomedical Corp.	10,600	8,692
*	Inspire Pharmaceuticals, Inc.	23,200	90,944
* #	Integra LifeSciences Holdings	16,000	672,320
*	IntegraMed America, Inc.	5,884	48,955
*	Interleukin Genetics, Inc.	6,530	9,403
* #	InterMune, Inc.	11,100	156,510
* #	Interpharm Holdings, Inc.	3,228	68
* #	Introgen Therapeutics, Inc.	26,100	53,505
*	Intuitive Surgical, Inc.	2,700	792,693
#	Invacare Corp.	27,200	494,496
*	Inventiv Health, Inc.	25,018	818,089
* #	Inverness Medical Innovations, Inc.	34,513	1,261,795
*	Invitrogen Corp.	65,190	2,996,132

34

*	Iridex Corp.	2,386	5,559
*	IRIS International, Inc.	14,232	225,150
* #	Isis Pharmaceuticals, Inc.	17,100	241,794
* #	Isolagen, Inc.	14,813	8,888
* #	Ista Pharmaceuticals, Inc.	17,137	35,131
*	IVAX Diagnostics, Inc.	925	694
* #	Javelin Pharmaceuticals, Inc.	13,200	37,224
	Johnson & Johnson	142,350	9,500,439
*	Kendle International, Inc.	9,600	362,784
*	Kensey Nash Corp.	8,800	258,544
* #	Keryx Biopharmaceuticals, Inc.	16,500	8,415
	Kewaunee Scientific Corp.	1,006	18,088
*	Kindred Healthcare, Inc.	25,500	703,545
* #	Kinetic Concepts, Inc.	11,100	482,073
*	King Pharmaceuticals, Inc.	223,163	2,289,652
* #	Kosan Biosciences, Inc.	17,232	93,397
* #	K-V Pharmaceutical Co. Class A	20,900	522,709
*	K-V Pharmaceutical Co. Class B	5,408	135,579
* #	La Jolla Pharmaceutical Co.	23,100	44,121
*	Laboratory Corp. of America Holdings	34,200	2,523,618
	Landauer, Inc.	1,600	95,696
*	Langer, Inc.	4,540	6,492
*	Lannet Co., Inc.	7,643	29,808
	LCA-Vision, Inc.	5,100	42,381
*	Lexicon Pharmaceuticals, Inc.	80,851	170,596
*	LHC Group, Inc.	13,841	299,934
* #	LifePoint Hospitals, Inc.	34,055	1,089,419
*	Ligand Pharmaceuticals, Inc. Class B	4,629	16,248
*	Lincare Holdings, Inc.	52,719	1,373,857
* #	Luminex Corp.	20,498	455,876
*	Magellan Health Services, Inc.	31,182	1,255,076
*	Magyar Bancorp, Inc.	236	2,476
* #	Mannkind Corp.	6,000	18,000
* #	Martek Biosciences Corp.	32,234	1,217,156
*	Matrixx Initiatives, Inc.	5,387	88,993
*	Maxygen, Inc.	23,300	137,237
	McKesson Corp.	24,800	1,429,720
*	Medarex, Inc.	80,943	705,014
*	MedCath Corp.	17,314	375,714
*	Medco Health Solutions, Inc.	93,688	4,539,184
*	Medical Action Industries, Inc.	11,405	151,458
*	Medical Staffing Network Holdings, Inc.	15,229	63,505
	Medicis Pharmaceutical Corp. Class A	42,200	1,003,516
* #	Medivation, Inc.	8,100	122,877
*	MEDTOX Scientific, Inc.	6,548	95,339
	Medtronic, Inc.	65,858	3,337,025
* #	Memory Pharmaceuticals Corp.	9,804	4,912
*	Memry Corp.	4,650	6,882
#	Mentor Corp.	9,250	291,468
	Merck & Co., Inc.	119,205	4,644,227
* #	Merge Healthcare, Inc.	24,180	16,684
#	Meridian Bioscience, Inc.	16,250	476,613
*	Merit Medical Systems, Inc.	23,200	369,344
*	Metabasis Therapeutics, Inc.	17,603	31,157
*	Metropolitan Health Networks, Inc.	27,404	58,919

35

* #	Micromet, Inc.	13,240	32,041
* #	Micrus Endovascular Corp.	4,721	53,395
* #	MiddleBrook Pharmaceuticals, Inc.	6,000	28,680
*	Millipore Corp.	13,100	951,715
* #	Minrad International, Inc.	19,936	45,055
*	Molecular Insight Pharmaceuticals, Inc.	92	648
* #	Molina Healthcare, Inc.	21,544	649,767
*	Momenta Pharmaceuticals, Inc.	300	3,846
* #	Monogram Biosciences, Inc.	3,600	3,960
*	MTS Medication Technologies	2,178	19,602
* #	MWI Veterinary Supply, Inc.	7,695	294,872
#	Mylan, Inc.	96,200	1,284,270
* #	Myriad Genetics, Inc.	19,800	958,716
* #	Nabi Biopharmaceuticals	49,133	203,411
* #	Nastech Pharmaceutical Co., Inc.	3,600	4,284
*	National Dentex Corp.	3,312	37,724
	National Healthcare Corp.	9,643	503,847
	National Research Corp.	4,136	131,483
*	Natus Medical, Inc.	15,521	334,633
* #	Nektar Therapeutics	11,300	50,398
*	Neogen Corp.	9,430	248,386
*	Neose Technologies, Inc.	8,150	4,809
* #	Neurocrine Biosciences, Inc.	28,300	139,519
* #	Neurogen Corp.	21,993	18,254
*	Neurometric, Inc.	1,600	3,424
* #	Nighthawk Radiology Holdings, Inc.	24,200	184,646
*	NMT Medical, Inc.	6,862	32,869
* #	Northfield Laboratories, Inc.	4,700	4,183
* #	Northstar Neuroscience, Inc.	6,713	11,345
* #	Novacea, Inc.	2,117	6,859
* #	NovaMed, Inc.	15,000	58,950
* #	Novavax, Inc.	48,240	144,720
* #	Noven Pharmaceuticals, Inc.	13,000	159,120
* #	NPS Pharmaceuticals, Inc.	19,007	85,532
*	Nutraceutical International Corp.	8,850	117,086
* #	NuVasive, Inc.	15,033	636,347
*	Nuvelo, Inc.	6,300	4,851
* #	NxStage Medical, Inc.	19,810	96,079
*	Odyssey Healthcare, Inc.	28,204	307,706
	Omnicare, Inc.	47,267	1,157,096
* #	Omnicell, Inc.	26,562	352,743
* #	Omrix Biopharmaceuticals, Inc.	11,800	214,642
*	Onyx Pharmaceuticals, Inc.	14,900	526,566
*	OraSure Technologies, Inc.	29,288	159,327
*	Orchid Cellmark, Inc.	19,239	54,446
* #	Ore Pharmaceuticals, Inc.	2,488	4,852
*	Orthologic Corp.	2,952	3,041
* #	Oscient Pharmaceuticals Corp.	1	2
*	OSI Pharmaceuticals, Inc.	12,300	434,190
*	Osiris Therapeutics, Inc.	308	4,315
*	Osteotech, Inc.	12,507	76,543
	Owens & Minor, Inc.	28,044	1,331,529
*	Oxigene, Inc.	14,996	24,743
* #	Pain Therapeutics, Inc.	34,154	277,672
* #	PainCare Holdings, Inc.	1,085	27

36

*	Palatin Technologies, Inc.	8,615	1,809
* #	Palomar Medical Technologies, Inc.	5,100	56,406
*	Par Pharmaceutical Companies, Inc.	31,200	569,088
*	Parexel International Corp.	37,200	914,748
*	Patterson Companies, Inc.	27,500	935,275
*	PDI, Inc.	10,402	85,817
	PDL BioPharma, Inc.	18,172	186,263
*	Pediatrix Medical Group, Inc.	24,060	1,295,150
* #	Penwest Pharmaceuticals Co.	1,840	5,741
	PerkinElmer, Inc.	103,733	2,933,569
#	Perrigo Co.	60,007	2,196,856
	Pfizer, Inc.	1,913,312	37,041,720
	Pharmaceutical Products Development Service, Inc.	23,232	1,027,087
*	Pharmacopia, Inc.	12,586	54,246
* #	Pharmacyclics, Inc.	6,400	6,592
*	Pharmanet Development Group, Inc.	11,867	200,315
* #	PharMerica Corp.	13,816	282,814
*	Phase Forward, Inc.	16,356	283,613
*	PHC, Inc.	13,963	39,096
*	Pipex Pharmaceuticals, Inc.	1,000	925
* #	Pozen, Inc.	7,200	98,928
* #	Progenics Pharmaceuticals, Inc.	23,900	391,482
*	Prospect Medical Holdings, Inc.	2,320	8,538
* #	Providence Service Corp.	8,700	230,115
* #	ProxyMed, Inc.	4,767	5,053
*	PSS World Medical, Inc.	47,223	860,403
	Psychemedics Corp.	1,810	29,340
*	Psychiatric Solutions, Inc.	44,140	1,609,786
*	QuadraMed Corp.	20,490	41,800
	Quest Diagnostics, Inc.	72,144	3,636,779
*	Questcor Pharmaceuticals, Inc.	16,400	83,476
*	Quidel Corp.	15,000	256,050
*	Quigley Corp.	3,192	17,301
* #	RadNet, Inc.	20,880	136,138
* #	Regeneration Technologies, Inc.	30,259	301,077
*	Regeneron Pharmaceuticals, Inc.	18,522	368,588
*	RegeneRx Biopharmaceuticals, Inc.	5,972	9,615
*	RehabCare Group, Inc.	12,900	218,913
*	Repligen Corp.	24,215	139,721
* #	Repros Therapeutics, Inc.	8,625	85,560
*	Res-Care, Inc.	21,861	416,889
*	ResMed, Inc.	15,900	626,301
*	Retractable Technologies, Inc.	7,725	10,815
* #	Rigel Pharmaceuticals, Inc.	19,900	464,466
* #	Rochester Medical Corp.	6,678	83,275
* #	Rotech Healthcare, Inc.	2,927	512
* #	Salix Pharmaceuticals, Ltd.	35,404	271,903
* #	Sangamo BioSciences, Inc.	20,288	224,791
*	Santarus, Inc.	9,650	23,450
* #	Savient Pharmaceuticals, Inc.	27,004	719,387
	Schering-Plough Corp.	61,548	1,255,579
*	SciClone Pharmaceuticals, Inc.	26,160	46,826
#	Sciele Pharma, Inc.	25,800	565,278
* #	SCOLR Pharma, Inc.	4,500	4,950
* #	Seattle Genetics, Inc.	15,500	144,925

37

* #	Senomyx, Inc.	6,752	34,908
*	Sepracor, Inc.	23,744	513,108
*	Sequenom, Inc.	13,607	104,638
*	SeraCare Life Sciences, Inc.	519	2,076
* #	Sirona Dental Systems, Inc.	35,680	1,058,269
* #	Somanetics Corp.	9,346	165,237
* #	Somaxon Pharmaceuticals, Inc.	10,200	43,350
*	Sonic Innovations, Inc.	20,307	81,228
* #	SonoSite, Inc.	12,400	380,928
	Span-American Medical System, Inc.	1,863	22,393
*	Spectranetics Corp.	21,900	238,710
* #	Spectrum Pharmaceuticals, Inc.	19,000	34,200
*	SRI/Surgical Express, Inc.	3,584	13,655
*	St. Jude Medical, Inc.	20,800	847,600
* #	Staar Surgical Co.	4,352	14,579
* #	StemCells, Inc.	55,500	78,255
* #	Stereotaxis, Inc.	300	1,581
	Steris Corp.	45,972	1,390,653
*	Strategic Diagnostics, Inc.	17,725	65,583
	Stryker Corp.	23,210	1,498,206
*	Sun Healthcare Group, Inc.	28,469	408,815
*	SunLink Health Systems, Inc.	1,100	5,335
*	Sunrise Senior Living, Inc.	36,457	965,381
* #	SuperGen, Inc.	32,277	81,015
* #	SurModics, Inc.	9,500	425,980
*	SXC Health Solutions Corp.	854	13,912
*	Symmetry Medical, Inc.	29,400	435,414
*	Synovis Life Technologies, Inc.	10,402	203,671
*	Synta Pharmaceuticals Corp.	455	3,185
*	Targacept, Inc.	5,600	44,352
*	Techne Corp.	12,272	963,352
* #	Telik, Inc.	6,272	13,610
*	Tenet Healthcare Corp.	77,100	454,890
* #	Tercica, Inc.	34,037	144,998
* #	The Medicines Co.	35,700	653,310
*	Theragenics Corp.	22,613	88,869
* #	Theravance, Inc.	8,775	118,726
*	Thermo Fisher Scientific, Inc.	72,600	4,284,852
*	Third Wave Technologies, Inc.	9,900	105,039
* #	Thoratec Corp.	40,530	669,961
* #	Titan Pharmaceuticals, Inc.	12,474	19,085
*	Torreypines Therapeutics, Inc.	6,168	8,203
#	Trimeris, Inc.	17,500	103,950
*	TriZetto Group, Inc.	23,755	510,020
*	U.S. Physical Therapy, Inc.	9,300	159,588
* #	United Therapeutics Corp.	6,200	592,162
	UnitedHealth Group, Inc.	99,920	3,418,263
	Universal Health Services, Inc.	40,816	2,653,040
* #	Urologix, Inc.	4,079	5,180
* #	Uroplasty, Inc.	1,867	6,721
	Utah Medical Products, Inc.	1,793	50,204
#	Valeant Pharmaceuticals International	70,400	1,152,448
*	Vanda Pharmaceuticals, Inc.	6,700	31,356
*	Varian Medical Systems, Inc.	5,975	284,052
*	Varian, Inc.	24,012	1,332,426

38

*	Vascular Solutions, Inc.	3,800	24,510
*	VCA Antech, Inc.	13,000	407,810
* #	Vertex Pharmaceuticals, Inc.	12,300	352,149
* #	Vical, Inc.	30,469	97,196
* #	ViroPharma, Inc.	64,964	623,005
* #	Vital Images, Inc.	13,900	214,755
	Vital Signs, Inc.	10,848	616,058
*	Vivus, Inc.	32,600	222,984
*	Vnus Medical Technologies	12,100	212,355
*	Volcano Corp.	23,973	334,184
*	Waters Corp.	9,300	572,136
*	Watson Pharmaceuticals, Inc.	78,901	2,253,413
*	WellPoint, Inc.	143,428	8,006,151
	West Pharmaceutical Services, Inc.	26,100	1,237,923
*	Wright Medical Group, Inc.	30,231	897,558
	Wyeth	78,072	3,471,862
*	Xenoport, Inc.	5,500	238,040
	Young Innovations, Inc.	5,329	109,031
*	Zila, Inc.	6,241	1,560
*	Zimmer Holdings, Inc.	9,916	721,885
*	Zoll Medical Corp.	16,900	612,625
* #	Zymogenetics, Inc.	41,519	374,501
Total Health Care			301,778,479

Industrials — (11.1%)
* #	3-D Systems Corp.	14,600	133,736
	3M Co.	43,500	3,373,860
*	A. T. Cross Co. Class A	4,383	35,984
	A.O. Smith Corp.	17,100	618,165
#	AAON, Inc.	11,825	248,562
* #	AAR Corp.	28,800	555,264
#	ABM Industries, Inc.	28,210	615,824
* #	Acco Brands Corp.	36,100	553,774
* #	Accuride Corp.	28,440	220,410
	Aceto Corp.	5,700	44,859
*	Active Power, Inc.	8,300	11,620
	Actuant Corp.	37,226	1,359,121
#	Acuity Brands, Inc.	12,500	665,625
#	Administaff, Inc.	15,100	421,592
*	AeroCentury Corp.	584	6,401
*	Aerosonic Corp.	1,200	4,104
*	AGCO Corp.	53,485	3,232,099
*	Air Transport Services Group, Inc.	30,900	50,985
*	AirNet Systems, Inc.	600	1,674
* #	Airtran Holdings, Inc.	58,600	175,800
	Alamo Group, Inc.	8,292	191,960
* #	Alaska Air Group, Inc.	33,300	650,349
	Albany International Corp. Class A	18,216	630,456
	Alexander & Baldwin, Inc.	37,432	1,926,625
* #	Alliant Techsystems, Inc.	13,400	1,454,704
* #	Allied Defense Group, Inc.	4,844	34,392
*	Allied Waste Industries, Inc.	180,900	2,436,723
* #	Amerco, Inc.	18,695	1,112,539
	American Ecology Corp.	12,700	364,744
#	American Railcar Industries, Inc.	6,329	132,466

39

*	American Reprographics Co.	2,200	40,238
#	American Science & Engineering, Inc.	6,344	324,940
* #	American Superconductor Corp.	16,800	592,704
#	American Woodmark Corp.	10,494	236,430
	Ameron International Corp.	6,644	761,867
	Ametek, Inc.	36,350	1,864,755
	Ampco-Pittsburgh Corp.	7,628	355,922
* #	AMR Corp.	60,900	437,871
#	Amrep Corp.	3,065	153,281
	Angelica Corp.	5,997	130,195
*	APAC Customer Services, Inc.	14,541	20,794
	Apogee Enterprises, Inc.	21,704	515,253
* #	Applied Energetics, Inc.	32,000	64,960
	Applied Industrial Technologies, Inc.	3,600	99,036
	Applied Signal Technologies, Inc.	9,773	151,188
*	Argon ST, Inc.	17,713	427,592
#	Arkansas Best Corp.	19,763	734,393
* #	Arotech Corp.	5,156	11,962
* #	Astec Industries, Inc.	16,194	630,109
*	Astronics Corp.	2,956	51,523
* #	Atlas Air Worldwide Holding, Inc.	16,700	1,033,730
*	Avalon Holding Corp. Class A	1,302	5,599
#	Avery Dennison Corp.	38,300	1,975,514
*	Avis Budget Group, Inc.	60,237	838,499
*	Axsys Technologies, Inc.	8,798	520,490
* #	AZZ, Inc.	9,034	283,487
#	Badger Meter, Inc.	6,100	299,815
*	Baker (Michael) Corp.	5,547	124,641
#	Baldor Electric Co.	32,400	1,140,480
*	Baldwin Technology Co., Inc. Class A	11,700	36,855
#	Barnes Group, Inc.	34,400	1,098,736
	Barrett Business Services, Inc.	6,687	87,934
*	BE Aerospace, Inc.	58,231	2,035,173
* #	Beacon Roofing Supply, Inc.	2,463	30,073
#	Belden, Inc.	43,550	1,824,310
*	Blount International, Inc.	22,850	320,129
#	BlueLinx Holdings, Inc.	19,539	93,006
	Boeing Co.	36,284	3,003,227
	Bowne & Co., Inc.	1,600	24,592
	Brady Co. Class A	32,776	1,268,759
*	Breeze-Eastern Corp.	500	5,863
#	Briggs & Stratton Corp.	41,775	616,181
*	BTU International, Inc.	3,608	42,430
	Bucyrus International, Inc.	600	42,468
* #	Builders FirstSource, Inc.	22,275	163,053
	Burlington Northern Santa Fe Corp.	81,866	9,254,951
#	C&D Technologies, Inc.	17,892	110,573
	C.H. Robinson Worldwide, Inc.	16,987	1,095,662
*	Cano Petroleum, Inc.	29,700	237,600
* #	Capstone Turbine Corp.	8,200	30,832
	Carlisle Companies, Inc.	49,900	1,668,157
#	Cascade Corp.	8,000	402,880
*	Casella Waste Systems, Inc. Class A	18,879	210,690
	Caterpillar, Inc.	35,000	2,892,400
* #	CBIZ, Inc.	41,258	351,518

40

	CDI Corp.	15,486	441,351
*	CECO Environmental Corp.	12,196	77,445
*	Celadon Group, Inc.	14,925	170,145
* #	Cenveo, Inc.	17,100	199,728
*	Ceradyne, Inc.	10,800	465,804
	Champion Industries, Inc.	6,873	33,472
*	Channell Commercial Corp.	3,028	3,634
*	Chart Industries, Inc.	17,236	722,016
	Chase Corp.	5,134	96,263
	Chicago Rivet & Machine Co.	217	4,893
*	ChoicePoint, Inc.	13,900	676,652
	Cintas Corp.	50,400	1,487,808
	CIRCOR International, Inc.	12,100	646,261
	Clarcor, Inc.	32,000	1,389,440
*	Clean Harbors, Inc.	7,300	518,519
*	Coleman Cable, Inc.	125	1,388
*	Columbus McKinnon Corp.	14,100	401,991
	Comfort Systems USA, Inc.	26,100	346,869
*	Commercial Vehicle Group, Inc.	10,800	150,552
*	Competitive Technologies, Inc.	2,400	7,128
	CompX International, Inc.	3,317	22,357
*	COMSYS IT Partners, Inc.	11,595	116,414
* #	Consolidated Graphics, Inc.	8,300	455,919
* #	Continental Airlines, Inc.	61,600	887,656
#	Con-way, Inc.	29,100	1,420,371
	Cooper Industries, Ltd.	38,400	1,790,592
*	Copart, Inc.	41,608	1,872,360
*	Cornell Companies, Inc.	600	13,344
	Corporate Executive Board Co.	2,500	112,925
*	Corrections Corp. of America	74,140	1,911,329
* #	CoStar Group, Inc.	14,900	698,810
*	Covanta Holding Corp.	70,128	1,961,480
*	CPI Aerostructures, Inc.	3,588	28,309
* #	CRA International, Inc.	8,200	285,934
	Crane Co.	36,540	1,668,051
	CSX Corp.	97,700	6,747,162
	Cubic Corp.	20,566	519,908
	Cummins, Inc.	50,000	3,521,000
	Curtiss-Wright Corp.	33,244	1,712,398
	Danaher Corp.	29,700	2,321,946
#	Deere & Co.	38,000	3,090,920
*	Delta Air Lines, Inc.	79,400	488,310
	Deluxe Corp.	14,900	335,697
*	Devcon International Corp.	800	1,200
#	Diamond Management & Technology Consultants, Inc.	17,300	91,690
* #	Distributed Energy Systems Corp.	2,898	1,479
* #	Document Securities Systems, Inc.	3,428	19,608
* #	Dollar Thrifty Automotive Group, Inc.	3,100	43,400
	Donaldson Co., Inc.	18,500	952,380
* #	Double Eagle Petroleum Co.	5,415	107,325
	Dover Corp.	60,775	3,286,712
	DRS Technologies, Inc.	35,724	2,814,337
*	Ducommun, Inc.	8,756	277,303
*	DXP Enterprises, Inc.	4,500	185,130
*	Dynamex, Inc.	7,170	179,752

41

	Dynamic Materials Corp.	3,230	140,117
*	DynCorp International, Inc. Class A	9,028	154,289
* #	Eagle Test Systems, Inc.	9,635	111,092
#	Eastern Co.	4,481	73,735
	Eaton Corp.	41,725	4,033,973
	Ecology & Environment, Inc. Class A	1,611	18,285
	Electro Rent Corp.	20,062	283,275
*	EMCOR Group, Inc.	52,600	1,543,810
	Emerson Electric Co.	43,400	2,525,012
#	Encore Wire Corp.	17,787	402,876
* #	Energy Conversion Devices, Inc.	30,700	1,948,836
* #	Energy Focus, Inc.	4,614	10,981
*	EnerSys	37,407	1,167,472
* #	ENGlobal Corp.	20,150	206,941
	Ennis, Inc.	24,572	464,165
*	EnPro Industries, Inc.	16,972	680,577
*	Environmental Tectonics Corp.	1,572	3,694
	Equifax, Inc.	47,343	1,806,609
*	ESCO Technologies, Inc.	13,600	700,536
	Espey Manufacturing & Electronics Corp.	1,690	38,363
*	Esterline Technologies Corp.	23,079	1,429,282
* #	Evergreen Solar, Inc.	90,171	937,778
* #	Exide Technologies	19,931	328,662
	Expeditors International of Washington, Inc.	20,200	951,016
*	Exponent, Inc.	9,789	319,317
* #	ExpressJet Holdings, Inc.	21,900	44,457
*	EXX, Inc. Class A	4,042	14,955
#	Fastenal Co.	14,900	736,656
	Federal Signal Corp.	33,707	454,370
	FedEx Corp.	72,700	6,667,317
*	First Advantage Corp.	4,919	98,724
* #	Flanders Corp.	6,315	45,215
*	Flow International Corp.	6,286	63,866
	Flowserve Corp.	24,222	3,355,231
	Fluor Corp.	8,400	1,567,020
*	Fortune Industries, Inc.	4,100	6,150
#	Forward Air Corp.	14,400	533,520
#	Franklin Electric Co., Inc.	17,550	710,775
	Freightcar America, Inc.	11,100	483,960
* #	Frontier Airlines Holdings, Inc.	1,900	447
	Frozen Food Express Industries, Inc.	2,400	18,960
*	FTI Consulting, Inc.	27,100	1,627,626
* #	FuelCell Energy, Inc.	44,800	453,824
*	Furmanite Corp.	20,112	182,416
	G & K Services, Inc. Class A	13,000	454,870
*	Gardner Denver Machinery, Inc.	44,491	2,360,692
	GATX Corp.	38,945	1,920,378
* #	Gehl Co.	7,500	120,000
	Gencorp, Inc.	23,700	197,184
* #	General Cable Corp.	9,000	637,200
	General Dynamics Corp.	38,500	3,547,775
	General Electric Co.	752,936	23,130,194
* #	Genesee & Wyoming, Inc.	26,328	1,074,709
*	GeoEye, Inc.	13,540	230,857
*	GeoPetro Resources Co.	1,500	3,705

42

*	Global Cash Access, Inc.	8,887	63,542
	Goodrich Corp.	46,700	3,026,627
#	Gorman-Rupp Co.	10,706	469,993
*	GP Strategies Corp.	13,304	132,508
	Graco, Inc.	5,387	217,635
* #	Graftech International, Ltd.	29,400	776,160
	Graham Corp.	3,125	213,875
#	Granite Construction, Inc.	23,600	860,456
#	Greenbrier Companies, Inc.	14,100	370,125
* #	Griffon Corp.	15,800	142,832
	Hardinge, Inc.	6,651	93,447
	Harsco Corp.	35,200	2,228,864
*	Hawaiian Holdings, Inc.	30,280	221,650
#	Healthcare Services Group, Inc.	20,634	363,984
#	Heartland Express, Inc.	59,596	917,778
#	Heico Corp.	8,053	408,529
	Heico Corp. Class A	12,536	496,676
#	Heidrick & Struggles International, Inc.	9,977	285,841
* #	Henry Bros. Electronics, Inc.	2,844	18,202
*	Herley Industries, Inc.	9,004	144,694
	Herman Miller, Inc.	9,588	237,782
*	Hexcel Corp.	15,586	412,406
*	Hill International, Inc.	16,742	270,383
	Hi-Shear Technology Corp.	4,285	50,777
#	HNI Corp.	36,400	912,912
	Honeywell International, Inc.	50,800	3,028,696
#	Horizon Lines, Inc. Class A	16,500	207,405
*	HQ Sustainable Maritime Industries, Inc.	72	1,105
*	Hub Group, Inc. Class A	22,712	819,449
#	Hubbell, Inc. Class A	3,603	190,346
	Hubbell, Inc. Class B	32,772	1,532,746
*	Hudson Highland Group, Inc.	16,220	203,237
* #	Hurco Companies, Inc.	5,300	192,019
*	Huron Consulting Group, Inc.	5,200	278,668
*	Huttig Building Products, Inc.	17,434	40,796
*	ICT Group, Inc.	6,904	73,182
	IDEX Corp.	61,984	2,407,459
*	IHS, Inc.	11,315	673,921
*	II-VI, Inc.	15,800	617,938
	IKON Office Solutions, Inc.	92,800	1,121,952
	Illinois Tool Works, Inc.	50,000	2,685,000
*	Industrial Distribution Group, Inc.	300	3,624
*	Innotrac Corp.	3,339	13,657
* #	Innovative Solutions & Support, Inc.	9,149	70,813
* #	Insituform Technologies, Inc. Class A	18,570	342,431
#	Insteel Industries, Inc.	11,800	189,154
* #	Integrated Electrical Services, Inc.	10,482	191,401
* #	InterDigital, Inc.	20,100	502,299
*	Interline Brands, Inc.	26,800	478,648
*	International Shipholding Corp.	5,845	138,994
*	Intersections, Inc.	12,989	121,837
	ITT Industries, Inc.	65,216	4,304,256
#	J.B. Hunt Transportation Services, Inc.	32,900	1,146,236
*	Jacobs Engineering Group, Inc.	14,212	1,347,013
* #	JetBlue Airways Corp.	113,896	452,167

43

	Joy Global, Inc.	10,798	909,516
*	Kadant, Inc.	600	16,038
	Kaman Corp. Class A	17,228	446,205
*	Kansas City Southern	61,874	3,091,225
#	Kaydon Corp.	21,307	1,302,071
	KBR, Inc.	15,804	548,557
	Kelly Services, Inc. Class A	11,916	250,236
	Kelly Services, Inc. Class B	1,275	25,564
*	Kenexa Corp.	16,251	327,295
	Kennametal, Inc.	62,714	2,423,896
*	Key Technology, Inc.	3,430	125,435
*	Kforce, Inc.	25,858	239,187
* #	Kirby Corp.	31,145	1,733,531
#	Knight Transportation, Inc.	71,780	1,310,703
	Knoll, Inc.	12,800	189,824
* #	Korn/Ferry International	33,869	568,999
*	K-Tron International, Inc.	2,130	291,341
*	L.B. Foster Co. Class A	5,285	180,906
	L.S. Starrett Co. Class A	4,603	104,856
	L-3 Communications Holdings, Inc.	37,495	4,026,588
*	LaBarge, Inc.	8,727	115,196
*	Ladish Co., Inc.	11,979	389,437
	Landstar Systems, Inc.	6,300	351,036
	Lawson Products, Inc.	7,056	183,385
*	Layne Christensen Co.	11,700	598,221
*	Learning Tree International, Inc.	10,955	193,904
*	LECG Corp.	22,100	223,210
	Lennox International, Inc.	40,200	1,295,244
*	LGL Group, Inc.	1,499	10,943
	Lincoln Electric Holdings, Inc.	27,724	2,286,676
#	Lindsay Corp.	7,700	808,500
*	LMI Aerospace, Inc.	7,187	149,490
	Lockheed Martin Corp.	22,600	2,473,344
	LSI Industries, Inc.	18,000	191,520
*	Lydall, Inc.	980	15,033
* #	M&F Worldwide Corp.	13,500	483,165
*	Mac-Gray Corp.	9,645	101,465
*	Magnetek, Inc.	22,575	101,588
*	MAIR Holdings, Inc.	400	1,680
*	Manitex International, Inc.	2,123	11,485
	Manpower, Inc.	25,200	1,587,600
*	Marten Transport, Ltd.	16,770	300,518
#	Masco Corp.	111,300	2,063,502
	McGrath Rentcorp.	21,111	583,297
*	Media Sciences International, Inc.	1,103	3,199
* #	Medialink Worldwide, Inc.	2,993	3,053
* #	Medis Technologies, Ltd.	4,000	24,760
*	Merrimac Industries, Inc.	1,798	12,496
* #	Mesa Air Group, Inc.	16,387	11,799
* #	Metalline Mining Co.	11,600	23,548
	Met-Pro Corp.	11,874	160,062
*	Mettler Toledo International, Inc.	3,200	331,840
*	MFRI, Inc.	3,601	56,140
* #	Microvision, Inc.	9,400	32,524
* #	Middleby Corp.	4,600	262,614

44

*	Miller Industries, Inc.	7,262	81,262
#	Mine Safety Appliances Co.	27,580	1,137,399
*	Misonix, Inc.	5,191	18,688
* #	Mobile Mini, Inc.	19,700	476,149
* #	Modtech Holdings, Inc.	2,820	620
* #	Monster Worldwide, Inc.	74,698	1,844,294
* #	Moog, Inc. Class A	27,800	1,260,452
*	Moog, Inc. Class B	2,100	95,025
	MSC Industrial Direct Co., Inc. Class A	15,800	861,100
*	MTC Technologies, Inc.	14,564	347,060
	Mueller Industries, Inc.	31,216	1,117,221
#	Mueller Water Products, Inc.	15,560	157,623
	Mueller Water Products, Inc. Class B	68,845	681,566
	Multi-Color Corp.	7,207	160,356
	NACCO Industries, Inc. Class A	6,176	536,447
*	Nashua Corp.	3,546	33,474
*	National Technical Systems, Inc.	3,469	19,253
*	Navigant Consulting, Inc.	40,024	806,484
* #	NCI Building Systems, Inc.	9,900	309,276
	Nordson Corp.	19,953	1,433,623
	Norfolk Southern Corp.	102,358	6,896,882
*	North America Galvanizing & Coatings, Inc.	8,835	67,941
	Northrop Grumman Corp.	101,229	7,638,740
*	Old Dominion Freight Line, Inc.	30,994	935,399
#	Omega Flex, Inc.	1,700	30,481
*	On Assignment, Inc.	25,200	210,168
*	Orbital Sciences Corp.	40,775	1,058,519
#	Oshkosh Truck Corp. Class B	59,700	2,412,477
*	Owens Corning, Inc.	119,100	3,076,353
*	P.A.M. Transportation Services, Inc.	8,286	121,473
	Paccar, Inc.	20,424	1,090,437
	Pacer International, Inc.	16,638	373,689
	Pall Corp.	12,400	506,044
*	Paragon Technologies, Inc.	900	5,886
	Parker Hannifin Corp.	57,707	4,886,052
*	Park-Ohio Holdings Corp.	9,998	150,170
*	Patrick Industries, Inc.	3,787	27,494
* #	Patriot Transportation Holding, Inc.	2,198	197,556
*	Peerless Manufacturing Co.	3,258	151,367
*	Pemco Aviation Group Inc	1,411	3,203
	Pentair, Inc.	68,781	2,574,473
*	Perini Corp.	15,288	588,435
* #	PHH Corp.	22,598	425,520
*	Pike Electric Corp.	22,600	352,334
* #	Pinnacle Airlines Corp.	13,100	85,281
	Pitney Bowes, Inc.	17,244	626,130
*	Plug Power, Inc.	70,255	220,601
* #	Point Blank Solutions, Inc.	600	1,890
	Portec Rail Products, Inc.	7,615	92,522
*	Powell Industries, Inc.	10,700	572,129
* #	Power-One, Inc.	72,875	221,540
	Precision Castparts Corp.	8,200	990,560
#	Preformed Line Products Co.	2,970	150,044
* #	Protection One, Inc.	2,144	18,245
	Providence & Worcester Railroad Co.	2,007	40,140

45

*	Quality Distribution, Inc.	5,205	18,218
*	Quanex Building Products Corp.	24,800	436,480
* #	Quanta Services, Inc.	53,902	1,727,020
	Quixote Corp.	5,691	58,048
	R. R. Donnelley & Sons Co.	111,100	3,647,413
#	Raven Industries, Inc.	4,486	169,347
	Raytheon Co.	91,844	5,865,158
*	RBC Bearings, Inc.	11,528	434,375
*	RCM Technologies, Inc.	8,789	37,968
#	Regal-Beloit Corp.	24,600	1,143,900
*	Republic Airways Holdings, Inc.	24,185	294,573
	Republic Services, Inc.	53,108	1,748,846
	Resources Connection, Inc.	22,100	464,321
	Robbins & Myers, Inc.	28,800	1,166,112
	Robert Half International, Inc.	11,000	270,380
	Rockwell Automation, Inc.	8,800	515,240
	Rockwell Collins, Inc.	15,500	951,235
	Rollins, Inc.	26,517	421,885
	Roper Industries, Inc.	30,720	1,998,029
*	Rush Enterprises, Inc. Class A	20,858	337,482
*	Rush Enterprises, Inc. Class B	7,459	112,183
	Ryder System, Inc.	49,155	3,609,452
*	Saia, Inc.	700	9,737
	Schawk, Inc.	22,109	370,105
* #	School Specialty, Inc.	15,961	501,016
	Servidyne, Inc.	810	4,933
	Servotronics, Inc.	1,473	23,406
*	Shaw Group, Inc.	36,467	2,224,487
*	SIFCO Industries, Inc.	4,035	51,850
#	Simpson Manufacturing Co., Inc.	35,124	926,571
	Skywest, Inc.	50,404	779,246
*	SL Industries, Inc.	4,594	67,532
*	SmartPros, Ltd.	1,451	5,514
	Southwest Airlines Co.	430,607	5,623,727
*	Sparton Corp.	6,067	27,908
* #	Spherion Corp.	2,900	14,587
*	Spherix, Inc.	5,849	6,024
* #	Spire Corp.	1,819	26,157
	SPX Corp.	18,244	2,424,263
*	Standard Parking Corp.	2,914	62,476
	Standard Register Co.	20,000	237,600
	Standex International Corp.	10,900	225,085
	Steelcase, Inc. Class A	62,660	789,516
*	Stericycle, Inc.	18,288	1,066,190
*	Sterling Construction Co., Inc.	5,840	116,158
	Sun Hydraulics, Inc.	11,511	461,706
*	Superior Essex, Inc.	15,587	678,035
	Supreme Industries, Inc.	5,563	25,924
* #	Synutra International, Inc.	446	14,633
	Sypris Solutions, Inc.	17,520	78,665
*	SYS Technologies	11,883	29,113
	TAL International Group, Inc.	24,800	666,376
*	Taleo Corp. Class A	6,900	136,551
* #	Taser International, Inc.	25,100	176,453
*	Team, Inc.	5,488	175,836

46

	Tech/Ops Sevcon, Inc.	1,350	9,990
	Technology Research Corp.	3,325	9,975
	Tecumseh Products Co. Class A	6,800	237,388
*	Tecumseh Products Co. Class B	3,298	99,765
*	Teledyne Technologies, Inc.	22,500	1,252,800
	Teleflex, Inc.	29,733	1,757,518
*	TeleTech Holdings, Inc.	13,560	350,390
	Tennant Co.	14,400	506,448
*	Terex Corp.	26,600	1,897,910
*	Tetra Tech, Inc.	41,477	1,096,652
	Textron, Inc.	61,600	3,853,080
*	The Advisory Board Co.	5,000	230,850
	The Brink’s Co.	31,200	2,261,376
#	The Dun & Bradstreet Corp.	5,316	485,776
*	The Geo Group, Inc.	42,500	977,075
	The Manitowoc Co., Inc.	24,000	933,600
*	Thomas & Betts Corp.	46,600	1,979,102
	Thomas Group, Inc.	4,048	10,403
	Timken Co.	77,544	2,840,437
#	Titan International, Inc.	21,100	834,083
	Todd Shipyards Corp.	3,548	51,943
#	Toro Co.	8,132	317,799
	Trane, Inc.	15,900	738,078
*	TransDigm Group, Inc.	44,855	1,955,678
* #	TRC Companies, Inc.	14,817	76,752
#	Tredegar Industries, Inc.	14,400	210,384
* #	Trex Co., Inc.	6,900	77,280
	Trinity Industries, Inc.	73,783	3,014,036
	Triumph Group, Inc.	11,800	733,842
* #	TRM Corp.	4,491	1,123
*	TrueBlue, Inc.	27,584	401,623
*	Tufco Technologies, Inc.	2,398	15,827
*	TurboChef Technologies, Inc.	7,600	51,148
	Twin Disc, Inc.	7,440	141,360
*	U.S. Home Systems, Inc.	4,473	21,023
	UAL Corp.	95,000	811,300
* #	Ultralife Batteries, Inc.	9,614	121,425
	Union Pacific Corp.	136,600	11,243,546
	United Parcel Service, Inc.	37,400	2,656,148
*	United Rentals, Inc.	64,679	1,331,741
*	United Stationers, Inc.	17,939	759,537
	United Technologies Corp.	83,024	5,898,025
#	Universal Forest Products, Inc.	15,600	529,308
* #	Universal Security Instruments, Inc.	1,224	7,772
*	UQM Technologies, Inc.	5,020	12,701
*	URS Corp.	34,344	1,641,987
*	US Airways Group, Inc.	5,968	23,633
*	USA Truck, Inc.	400	5,112
*	USG Corp.	26,700	909,135
#	Valmont Industries, Inc.	11,400	1,309,176
*	Valpey Fisher Corp.	1,512	6,275
*	Versar, Inc.	5,700	29,640
	Viad Corp.	17,300	570,554
#	Vicor Corp.	17,152	193,646
*	Volt Information Sciences, Inc.	19,050	284,988

47

	VSE Corp.	2,078	71,421
	W.W. Grainger, Inc.	28,472	2,598,355
#	Wabash National Corp.	20,737	177,923
	Wabtec Corp.	35,330	1,645,318
	Walter Industries, Inc.	24,000	2,237,760
* #	Waste Connections, Inc.	50,741	1,665,827
	Waste Management, Inc.	108,788	4,126,329
#	Watsco, Inc. Class A	20,300	943,950
	Watsco, Inc. Class B	1,896	87,690
	Watson Wyatt & Co. Holdings	30,800	1,803,956
#	Watts Water Technologies, Inc.	28,700	813,932
*	WCA Waste Corp.	14,393	79,305
#	Werner Enterprises, Inc.	55,333	1,048,007
*	WESCO International, Inc.	25,900	1,147,629
*	Westaff, Inc.	11,842	24,158
* #	Willdan Group, Inc.	3,460	18,684
*	Willis Lease Finance Corp.	6,310	69,536
	Woodward Governor Co.	39,400	1,586,638
*	Xenonics Holdings, Inc.	4,100	5,679
* #	YRC Worldwide, Inc.	30,500	532,530
Total Industrials			421,211,306

Information Technology — (11.2%)
*	3Com Corp.	233,919	589,476
* #	Acacia Research-Acacia Technologies	7,693	41,773
* #	Access Integrated Technologies, Inc.	14,864	31,958
* #	ACI Worldwide, Inc.	15,900	276,819
*	Actel Corp.	20,972	359,670
*	ActivIdentity Corp.	34,806	98,849
*	Activision, Inc.	25,303	853,976
*	Actuate Corp.	42,487	210,736
	Acxiom Corp.	21,252	311,767
*	Adaptec, Inc.	105,563	340,968
*	ADC Telecommunications, Inc.	84,300	1,326,882
*	ADDvantage Technologies Group, Inc.	6,246	22,985
* #	Adept Technology, Inc.	764	6,410
*	Adobe Systems, Inc.	31,689	1,396,217
	Adtran, Inc.	46,110	1,147,678
*	Advanced Analogic Technologies, Inc.	32,100	224,058
*	Advanced Energy Industries, Inc.	33,428	529,500
* #	Advanced Micro Devices, Inc.	225,236	1,549,624
* #	Advanced Photonix, Inc.	1,915	2,681
* #	Advent Software, Inc.	11,600	498,452
*	Aehr Test Systems	5,860	51,216
*	Aetrium, Inc.	6,465	20,235
*	Affiliated Computer Services, Inc. Class A	15,716	851,807
*	Agilent Technologies, Inc.	84,655	3,165,250
#	Agilysys, Inc.	3,500	36,540
*	Airspan Networks, Inc.	28,300	25,130
* #	Akamai Technologies, Inc.	11,800	460,790
*	Alliance Data Systems Corp.	4,800	288,192
	Altera Corp.	21,804	504,545
	American Software, Inc. Class A	15,883	103,875
*	Amkor Technology, Inc.	33,988	362,312
	Amphenol Corp.	17,300	806,699

48

*	Amtech Systems, Inc.	7,196	70,737
* #	Anadigics, Inc.	33,000	407,880
	Analog Devices, Inc.	73,300	2,573,563
*	Analysts International Corp.	1,100	1,914
*	Anaren, Inc.	10,573	137,555
* #	Anixter International, Inc.	30,100	1,956,801
*	Ansoft Corp.	7,700	280,896
* #	Ansys, Inc.	43,836	2,073,443
*	Apple, Inc.	46,714	8,817,268
	Applied Materials, Inc.	136,741	2,708,839
*	Applied Micro Circuits Corp.	33,598	329,596
*	Ariba, Inc.	62,615	929,207
*	Arris Group, Inc.	80,246	751,103
*	Arrow Electronics, Inc.	72,206	2,213,836
*	Art Technology Group, Inc.	103,600	388,500
*	Aspen Technology, Inc.	40,510	583,344
	Astro-Med, Inc.	4,801	48,010
*	Asyst Technologies, Inc.	25,900	91,945
* #	Atari, Inc.	3,229	5,296
* #	Atheros Communications	37,180	1,242,556
	Atlantic Tele-Network, Inc.	7,454	223,322
*	Atmel Corp.	314,684	1,406,637
*	ATMI, Inc.	25,616	766,687
*	Authentidate Holding Corp.	2,476	1,263
*	Autobytel, Inc.	31,202	52,107
*	Autodesk, Inc.	22,600	930,216
	Automatic Data Processing, Inc.	27,372	1,178,365
* #	Avid Technology, Inc.	24,521	526,221
*	Aviza Technology, Inc.	11,354	6,131
*	Avnet, Inc.	80,390	2,373,113
*	Avocent Corp.	40,149	792,140
	AVX Corp.	163,691	2,180,364
*	Aware, Inc.	13,924	50,405
*	Axcelis Technologies, Inc.	63,300	361,443
*	AXT, Inc.	23,751	109,730
* #	Bankrate, Inc.	10,600	535,300
* #	BearingPoint, Inc.	118,000	160,480
	Bel Fuse, Inc. Class A	1,754	53,760
	Bel Fuse, Inc. Class B	8,071	211,379
* #	Bell Microproducts, Inc.	6,025	15,966
* #	Benchmark Electronics, Inc.	58,596	1,041,251
*	BigBand Networks, Inc.	3,379	17,909
	Black Box Corp.	15,024	431,189
* #	Blackboard, Inc.	7,200	272,736
*	Blue Coat Systems, Inc.	10,144	183,809
*	BMC Software, Inc.	19,472	780,827
*	Bookham, Inc.	87,700	178,031
*	Borland Software Corp.	54,311	76,579
*	Bottomline Technologies, Inc.	18,417	183,249
*	Brightpoint, Inc.	64,534	635,660
*	Broadcom Corp.	33,683	966,365
	Broadridge Financial Solutions, Inc.	5,318	119,868
*	Brocade Communications Systems, Inc.	268,218	2,161,837
*	Brooks Automation, Inc.	42,744	435,561
*	BSQUARE Corp.	5,673	27,060

49

	CA, Inc.	133,600	3,545,744
* #	Cabot Microelectronics Corp.	19,900	738,290
*	CACI International, Inc. Class A	24,800	1,264,056
*	Cadence Design Systems, Inc.	76,362	887,326
*	CalAmp Corp.	13,700	34,387
*	California Micro Devices Corp.	18,955	67,669
*	Callidus Software, Inc.	19,220	116,858
*	CallWave, Inc.	15,772	38,326
	CAM Commerce Solutions, Inc.	2,213	80,177
*	Captaris, Inc.	21,371	93,178
*	Cascade Microtech, Inc.	8,316	65,281
#	Cass Information Systems, Inc.	4,182	132,862
*	Catalyst Semiconductor, Inc.	15,253	68,639
*	Catapult Communications Corp.	10,452	77,031
*	Centillium Communications, Inc.	23,469	18,775
*	CEVA, Inc.	15,401	128,906
*	Checkpoint Systems, Inc.	28,500	740,145
*	Cherokee International Corp.	9,745	28,261
*	Chordiant Software, Inc.	14,560	93,475
*	Chyron International Corp.	4,578	27,010
*	Ciber, Inc.	2,400	16,848
* #	Ciena Corp.	35,786	1,093,620
*	Ciprico, Inc.	2,223	3,601
*	Cirrus Logic, Inc.	67,134	440,399
*	Cisco Sytems, Inc.	332,162	8,875,369
*	Citrix Systems, Inc.	12,087	413,738
*	Clearfield, Inc.	900	1,350
* #	CMGI, Inc.	41,922	627,992
*	CNET Networks, Inc.	88,300	1,011,035
* #	Cogent, Inc.	78,409	938,556
	Cognex Corp.	35,800	997,388
*	Cognizant Technology Solutions Corp.	28,300	998,424
*	Coherent, Inc.	10,140	306,938
	Cohu, Inc.	19,223	328,906
* #	Comarco, Inc.	1,442	4,643
* #	CommScope, Inc.	58,919	3,231,707
	Communications Systems, Inc.	5,910	65,306
*	Computer Sciences Corp.	93,268	4,584,122
*	Compuware Corp.	225,198	2,294,768
*	Comtech Telecommunications Corp.	18,536	858,217
*	Concur Technologies, Inc.	6,800	249,356
* #	Conexant Systems, Inc.	181,009	83,264
* #	Convera Corp.	11,200	15,568
*	Convergys Corp.	127,944	2,063,737
	Corning, Inc.	77,875	2,129,103
*	CPI International, Inc.	12,888	157,105
*	Credence Systems Corp.	61,700	66,636
* #	Cree, Inc.	51,598	1,311,621
*	CSG Systems International, Inc.	22,400	297,472
*	CSP, Inc.	2,797	16,418
	CTS Corp.	1,700	18,496
*	Cyberoptics Corp.	7,425	66,528
*	Cybersource Corp.	41,146	798,644
* #	Cymer, Inc.	22,900	708,068
*	Cypress Semiconductor Corp.	70,900	1,976,692

50

#	Daktronics, Inc.	18,578	375,090
*	Datalink Corp.	5,056	24,016
	Dataram Corp.	6,153	19,997
* #	DealerTrack Holdings, Inc.	23,976	504,455
*	Dell, Inc.	124,900	2,880,194
	Diebold, Inc.	34,329	1,354,622
*	Digi International, Inc.	22,400	202,048
*	Digimarc Corp.	17,208	191,181
*	Digital River, Inc.	24,500	981,470
* #	Diodes, Inc.	30,855	871,037
*	Ditech Networks, Inc.	24,475	58,251
*	Dolby Laboratories, Inc.	11,700	561,717
*	Dot Hill Systems Corp.	32,106	96,318
*	Double-Take Software, Inc.	3,500	45,640
*	DSP Group, Inc.	21,500	179,310
* #	DST Systems, Inc.	23,700	1,502,580
*	DTS, Inc.	12,585	421,598
*	Dycom Industries, Inc.	26,572	455,710
*	Dynamics Research Corp.	7,271	77,945
*	EarthLink, Inc.	86,400	829,440
*	eBay, Inc.	67,556	2,027,356
* #	Echelon Corp.	20,271	299,200
*	Echostar Holding Corp.	1,840	68,706
* #	EDGAR Online, Inc.	3,500	8,050
*	Edgewater Technology, Inc.	8,788	45,170
*	EFJ, Inc.	13,208	19,548
*	Elecsys Corp.	318	1,813
*	Electro Scientific Industries, Inc.	19,074	301,369
* #	Electroglas, Inc.	15,057	28,307
*	Electronic Arts, Inc.	9,352	469,470
	Electronic Data Systems Corp.	274,300	6,717,607
*	Electronics for Imaging, Inc.	46,972	778,326
* #	Elixir Gaming Technologies, Inc.	42,803	62,492
* #	eLoyalty Corp.	2,342	19,579
*	EMC Corp.	236,100	4,117,584
* #	EMCORE Corp.	28,998	227,924
*	EMS Technologies, Inc.	9,300	254,634
*	Emulex Corp.	64,361	902,341
*	Endwave Corp.	5,844	39,973
*	Entegris, Inc.	91,638	704,696
*	Entertainment Distribution Co., Inc.	34,194	15,387
*	Entorian Technologies, Inc.	23,725	24,911
*	Entrust, Inc.	45,416	127,165
*	Epicor Software Corp.	44,840	384,727
* #	EPIQ Systems, Inc.	29,000	478,210
*	Equinix, Inc.	12,400	1,184,076
* #	Euronet Worldwide, Inc.	38,798	758,889
*	Evans & Sutherland Computer Corp.	1,668	1,551
*	Exar Corp.	30,139	236,893
*	Excel Technology, Inc.	9,925	258,249
*	Extreme Networks, Inc.	97,850	318,013
*	F5 Networks, Inc.	19,300	579,965
#	Factset Research Systems, Inc.	11,444	740,541
	Fair Isaac Corp.	34,900	881,923
*	Fairchild Semiconductor Corp. Class A	105,506	1,582,590

51

* #	FalconStor Software, Inc.	22,017	196,832
* #	Faro Technologies, Inc.	14,100	404,247
*	FEI Co.	23,872	559,560
	Fidelity National Information Services, Inc.	62,235	2,506,826
* #	Finisar Corp.	76,100	140,024
*	Fiserv, Inc.	68,217	3,571,842
* #	Flir Systems, Inc.	20,600	812,052
*	FormFactor, Inc.	40,200	877,566
*	Forrester Research, Inc.	18,570	561,000
* #	FortuNet, Inc.	1,270	8,014
*	Foundry Networks, Inc.	103,400	1,406,240
	Frequency Electronics, Inc.	5,150	34,505
*	FSI International, Inc.	9,520	16,660
* #	Gartner Group, Inc.	16,500	359,535
*	Gerber Scientific, Inc.	22,700	227,227
	Gevity HR, Inc.	11,000	82,170
	Global Payments, Inc.	43,100	2,035,182
*	Globecomm Systems, Inc.	11,663	113,248
*	Goldleaf Financial Solutions, Inc.	15,800	32,390
*	Google, Inc.	13,180	7,720,844
*	Greenfield Online, Inc.	22,310	284,229
*	GSE Systems, Inc.	3,013	25,912
*	GTSI Corp.	7,192	55,306
*	Guidance Software, Inc.	86	859
*	Hackett Group, Inc.	32,181	169,916
*	Harmonic, Inc.	52,700	506,974
	Harris Corp.	47,500	3,124,550
*	Harris Stratex Networks, Inc. Class A	18,219	204,782
*	Hauppauge Digital, Inc.	6,000	13,800
#	Heartland Payment Systems, Inc.	9,618	248,241
	Henry Jack & Associates, Inc.	48,900	1,163,820
*	Hewitt Associates, Inc. Class A	68,200	2,670,712
	Hewlett-Packard Co.	213,714	10,057,381
*	hi/fn, Inc.	12,134	61,398
*	Hittite Microwave Corp.	9,000	359,550
*	Hughes Communications, Inc.	9,196	426,602
* #	Hutchinson Technology, Inc.	22,342	321,725
*	Hypercom Corp.	46,944	228,617
*	I.D. Systems, Inc.	7,377	54,295
* #	i2 Technologies, Inc.	8,800	105,600
#	iBasis, Inc.	11,339	37,986
*	iGATE Capital Corp.	42,822	366,128
* #	iGo, Inc.	16,000	20,800
* #	Ikanos Communications	23,895	85,066
* #	ImageWare Systems, Inc.	4,200	2,310
	Imation Corp.	28,389	742,656
#	Imergent, Inc.	3,100	35,650
*	Immersion Corp.	21,500	184,255
*	InFocus Corp.	19,682	33,656
*	Informatica Corp.	45,705	822,690
	InfoSpace, Inc.	30,370	277,278
	infoUSA, Inc.	48,012	269,347
*	Ingram Micro, Inc.	134,804	2,443,997
*	Innodata Isogen, Inc.	13,154	41,172
*	Insight Enterprises, Inc.	41,122	551,035

52

	Integral Systems, Inc.	8,000	316,720
*	Integrated Device Technology, Inc.	133,855	1,509,884
*	Integrated Silicon Solution, Inc.	20,989	128,033
	Intel Corp.	458,292	10,623,209
*	Intelli-Check, Inc.	1,985	5,379
*	Intelligent Systems Corp.	629	2,076
* #	Interactive Intelligence, Inc.	4,900	63,847
* #	Intermec, Inc.	46,844	1,058,674
* #	Internap Network Services Corp.	14,400	75,888
	International Business Machines Corp.	77,144	9,984,748
*	International Rectifier Corp.	51,071	1,183,826
*	Internet Brands, Inc.	2,500	17,725
*	Internet Capital Group, Inc.	29,412	295,885
*	Interphase Corp.	4,272	15,892
	Intersil Corp.	107,995	3,009,821
*	Intervoice, Inc.	25,983	167,850
*	Interwoven, Inc.	35,844	480,668
*	Intest Corp.	3,806	6,832
*	Intevac, Inc.	16,000	184,000
*	IntriCon Corp.	2,550	19,890
*	Intuit, Inc.	34,988	1,013,252
*	INX, Inc.	461	5,822
*	Iomega Corp.	43,191	165,853
*	iPass, Inc.	54,396	116,951
*	iPCS, Inc.	4,891	146,730
*	Iron Mountain, Inc.	83,821	2,517,145
*	Iteris, Inc.	19,864	59,195
* #	Itron, Inc.	16,500	1,610,070
*	Ixia	56,754	459,140
*	IXYS Corp.	28,073	327,331
*	j2 Global Communications, Inc.	12,588	333,834
	Jabil Circuit, Inc.	86,000	1,093,920
*	Jaco Electronics, Inc.	3,034	3,914
*	JDA Software Group, Inc.	25,700	524,280
* #	JDS Uniphase Corp.	191,204	2,365,193
* #	Juniper Networks, Inc.	161,958	4,457,084
*	Jupitermedia Corp.	12,600	23,436
	Keithley Instruments, Inc.	12,790	130,970
* #	Kemet Corp.	4,300	17,329
*	Key Tronic Corp.	7,752	27,907
*	Keynote Systems, Inc.	11,812	159,462
*	Kintera, Inc.	1,500	1,620
	KLA-Tencor Corp.	74,722	3,446,179
*	Kopin Corp.	60,187	182,367
* #	Kratos Defense & Security Solutions, Inc.	59,489	116,004
* #	Kulicke & Soffa Industries, Inc.	34,300	242,844
*	KVH Industries, Inc.	12,392	109,050
* #	L-1 Identity Solutions, Inc.	64,335	1,016,493
*	Lam Research Corp.	47,300	1,925,110
*	LaserCard Corp.	5,364	39,264
*	Lattice Semiconductor Corp.	87,700	312,212
* #	Lawson Software, Inc.	147,365	1,285,023
*	Leadis Technolgies, Inc.	19,431	32,450
*	LeCroy Corp.	9,674	83,680
*	Lexmark International, Inc.	56,000	2,064,160

53

#	Linear Technology Corp.	18,572	682,892
*	Lionbridge Technologies, Inc.	33,306	80,934
*	Littlefuse, Inc.	13,900	525,281
*	LogicVision, Inc.	56	84
*	Logility, Inc.	4,687	30,840
*	LoJack Corp.	15,800	146,150
*	LookSmart, Ltd.	14,472	62,664
*	Loral Space & Communications, Inc.	12,632	244,934
*	LSI Corp.	167,012	1,214,177
* #	LTX Corp.	33,788	99,337
* #	Lumera Corp.	12,349	12,596
* #	Luna Innovations, Inc.	6,251	48,945
*	Macrovision Solutions Corp.	54,717	740,321
*	Magma Design Automation, Inc.	17,400	131,370
*	Management Network Group, Inc.	8,935	14,832
*	Manhattan Associates, Inc.	18,800	477,520
*	ManTech International Corp. Class A	12,400	625,332
#	Marchex, Inc. Class B	20,200	267,044
*	Mastec, Inc.	46,566	549,013
*	Mattson Technology, Inc.	43,500	218,370
#	Maximus, Inc.	15,900	584,643
* #	Maxwell Technologies, Inc.	9,868	134,698
*	McAfee, Inc.	60,700	2,200,375
*	MEMC Electronic Materials, Inc.	18,300	1,256,478
*	Mentor Graphics Corp.	74,175	864,139
*	Mercury Computer Systems, Inc.	15,349	136,146
*	Merix Corp.	14,884	37,210
	Mesa Laboratories, Inc.	2,524	50,707
*	Metavante Technologies, Inc.	24,753	630,211
	Methode Electronics, Inc.	33,572	384,064
	Micrel, Inc.	59,600	572,160
#	Microchip Technology, Inc.	49,500	1,823,580
*	Micron Technology, Inc.	399,849	3,226,781
*	Micros Systems, Inc.	20,200	665,994
*	Microsemi Corp.	53,700	1,471,380
	Microsoft Corp.	526,939	14,922,912
*	MicroStrategy, Inc.	1,900	151,259
*	Microtune, Inc.	37,695	157,565
* #	Midway Games, Inc.	12,539	27,586
* #	Mindspeed Technologies, Inc.	22,532	18,476
*	MIPS Technologies, Inc.	26,425	100,944
*	MIVA, Inc.	20,600	35,020
*	MKS Instruments, Inc.	39,061	920,277
	Mocon, Inc.	3,982	43,444
*	Moldflow Corp.	9,462	208,164
	Molex, Inc.	12,787	355,990
	Molex, Inc. Class A	30,626	810,058
	MoneyGram International, Inc.	40,400	54,944
*	Monolithic Power Systems	17,670	428,144
*	MoSys, Inc.	20,114	100,570
	Motorola, Inc.	487,600	4,549,308
*	MPS Group, Inc.	63,078	724,135
* #	MRV Communications, Inc.	77,375	137,728
*	MSC. Software Corp.	37,978	469,788
	MTS Systems Corp.	13,600	514,624

54

*	Multi-Fineline Electronix, Inc.	14,819	297,121
*	Nanometrics, Inc.	16,814	132,662
*	Napco Security Systems, Inc.	11,922	54,841
*	Napster, Inc.	28,464	44,119
	National Instruments Corp.	18,300	581,208
	National Semiconductor Corp.	25,772	542,501
*	NAVTEQ Corp.	15,100	1,155,301
*	NCI, Inc.	5,841	122,661
*	NCR Corp.	73,380	1,941,635
* #	NeoMagic Corp.	7,711	5,783
* #	NetApp, Inc.	26,500	646,070
*	NETGEAR, Inc.	27,800	527,922
* #	Netlogic Microsystems, Inc.	13,800	521,088
*	NetManage, Inc.	4,050	28,796
*	NetScout Systems, Inc.	25,460	323,597
*	Network Engines, Inc.	14,793	18,787
* #	Network Equipment Technologies, Inc.	24,141	118,049
*	Newport Corp.	17,390	232,678
	NIC, Inc.	37,300	304,368
*	NMS Communications Corp.	3,300	3,828
* #	Novatel Wireless, Inc.	17,700	182,487
*	Novell, Inc.	308,686	2,185,497
* #	Novellus Systems, Inc.	93,368	2,230,562
*	Nu Horizons Electronics Corp.	12,000	69,000
* #	Nuance Communications, Inc.	42,175	831,691
*	NumereX Corp. Class A	7,591	57,616
*	Nvidia Corp.	40,950	1,011,465
	O.I. Corp.	1,215	14,240
* #	Omniture, Inc.	7,310	180,192
* #	OmniVision Technologies, Inc.	47,041	762,064
*	ON Semiconductor Corp.	153,755	1,520,637
* #	On2 Technologies, Inc.	30,000	25,800
*	Online Resources Corp.	22,221	215,544
*	Onvia, Inc.	3,125	17,375
	Openwave Systems, Inc.	43,716	86,558
*	Oplink Communications, Inc.	18,700	207,196
*	OPNET Technologies, Inc.	16,500	155,925
*	Optical Cable Corp.	100	631
*	Oracle Corp.	292,757	6,686,570
* #	Orbcomm, Inc.	165	1,021
*	Orthovita, Inc.	3,400	8,500
*	OSI Systems, Inc.	12,921	325,738
*	Overland Storage, Inc.	4,100	4,305
*	OYO Geospace Corp.	3,039	171,460
*	Packeteer, Inc.	32,500	230,750
* #	Palm, Inc.	90,703	549,660
*	PAR Technology Corp.	11,900	111,860
*	Parametric Technology Corp.	68,419	1,284,909
	Park Electrochemical Corp.	17,300	511,215
* #	Parkervision, Inc.	6,928	77,316
	Paychex, Inc.	18,090	625,010
*	PC Connection, Inc.	23,400	254,826
	PC-Tel, Inc.	19,793	195,753
*	PDF Solutions, Inc.	14,765	83,275
	Pegasystems, Inc.	21,522	265,151

55

*	Perceptron, Inc.	1,000	8,670
* #	Perficient, Inc.	21,915	232,518
*	Performance Technologies, Inc.	4,723	26,165
*	Pericom Semiconductor Corp.	14,644	274,429
* #	Perot Systems Corp.	104,700	1,729,644
*	Pervasive Software, Inc.	14,872	69,452
*	Phoenix Technologies, Ltd.	16,744	179,161
*	Photon Dynamics, Inc.	12,291	156,342
*	Photon Dynamics, Inc.	80	802
*	Photronics, Inc.	23,700	212,826
*	Pinnacle Data Systems, Inc.	700	1,106
*	Planar Systems, Inc.	11,955	39,691
* #	PlanetOut, Inc.	300	828
	Plantronics, Inc.	40,200	976,458
*	PLATO Learning, Inc.	5,448	14,328
*	Plexus Corp.	38,613	1,090,045
*	PLX Technology, Inc.	22,700	189,772
*	PMC-Sierra, Inc.	155,765	1,325,560
*	Polycom, Inc.	42,268	1,053,319
*	Power Integrations, Inc.	22,800	743,964
* #	Powerwave Technologies, Inc.	85,432	344,291
* #	Presstek, Inc.	23,375	145,860
* ●	Price Communications Liquidation Trust	11,700	1,598
*	Procera Networks, Inc.	3,031	5,789
*	Progress Software Corp.	34,484	1,073,832
	QAD, Inc.	23,760	182,002
*	QLogic Corp.	95,083	1,501,361
	QUALCOMM, Inc.	72,044	3,497,016
#	Quality Systems, Inc.	7,300	240,389
	Qualstar Corp.	4,652	13,909
*	Quantum Corp.	151,647	259,316
*	Quest Software, Inc.	68,138	1,159,027
*	QuickLogic Corp.	21,500	44,075
*	Rackable Systems, Inc.	18,200	248,612
*	Radiant Systems, Inc.	22,200	301,032
* #	RadiSys Corp.	20,400	204,612
*	Radyne Corp.	13,905	155,875
*	RAE Systems, Inc.	36,268	51,501
* #	Rambus, Inc.	23,600	487,576
*	Ramtron International Corp.	14,023	62,963
*	RealNetworks, Inc.	121,373	886,023
* #	Red Hat, Inc.	52,400	1,276,464
	Relm Wireless Corp.	8,000	12,800
#	Renaissance Learning, Inc.	6,899	103,140
*	RF Micro Devices, Inc.	175,033	700,132
* #	RF Monolithics, Inc.	5,800	12,760
	Richardson Electronics, Ltd.	9,637	54,449
*	RightNow Technologies, Inc.	9,136	135,761
*	Rimage Corp.	7,632	134,934
*	Rofin-Sinar Technologies, Inc.	23,860	844,405
*	Rogers Corp.	13,400	525,146
*	Rudolph Technologies, Inc.	19,519	196,361
*	S1 Corp.	23,340	152,644
* #	Saba Software, Inc.	14,165	54,110
* #	Safeguard Scientifics, Inc.	76,065	104,970

56

*	Salesforce.com, Inc.	11,300	817,103
*	Sandisk Corp.	74,600	2,111,926
*	Sanmina-SCI Corp.	285,919	428,879
*	Sapient Corp.	72,900	481,140
* #	SAVVIS, Inc.	12,000	200,160
*	ScanSource, Inc.	21,534	645,159
*	Scientific Learning Corp.	11,364	50,911
*	SCM Microsystems, Inc.	7,148	21,230
*	Seachange International, Inc.	19,613	154,158
*	Secure Computing Corp.	55,400	295,282
*	Semitool, Inc.	27,673	232,176
*	Semtech Corp.	45,572	798,421
*	SI International, Inc.	11,480	281,260
* #	Sigma Designs, Inc.	7,200	133,200
*	Silicon Image, Inc.	56,104	394,411
*	Silicon Laboratories, Inc.	42,100	1,551,385
*	Silicon Storage Technology, Inc.	90,288	293,436
*	Simulations Plus, Inc.	4,400	8,888
* #	SiRF Technology Holdings, Inc.	44,800	325,696
*	Skyworks Solutions, Inc.	133,223	1,376,194
*	SM&A	14,489	72,155
* #	Smith Micro Software, Inc.	19,000	160,360
	Soapstone Networks, Inc.	11,800	62,894
* #	SoftBrands, Inc.	14,700	16,464
* #	Sonic Foundry, Inc.	6,195	4,213
* #	Sonic Solutions, Inc.	11,706	112,378
*	SonicWALL, Inc.	46,144	369,152
* #	Sonus Networks, Inc.	134,884	578,652
* #	Sourcefire, Inc.	3,800	29,032
* #	SourceForge, Inc.	29,414	45,886
*	Spectrum Control, Inc.	10,631	96,848
*	SPSS, Inc.	13,259	522,007
*	SRA International, Inc.	33,400	787,572
*	SRS Labs, Inc.	7,275	50,634
*	Standard Microsystems Corp.	17,272	563,067
	StarTek, Inc.	13,281	114,881
*	STEC, Inc.	42,738	544,910
* #	Stratasys, Inc.	14,700	320,019
*	SumTotal Systems, Inc.	17,847	82,989
* #	Sun Microsystems, Inc.	199,342	2,581,479
*	Sunair Electronics, Inc.	5,100	13,974
* #	SunPower Corp. Class A	3,700	303,030
*	Supertex, Inc.	9,800	247,940
*	SupportSoft, Inc.	32,680	121,896
*	Sybase, Inc.	61,700	1,975,634
*	Sycamore Networks, Inc.	213,251	722,921
*	Sykes Enterprises, Inc.	38,769	802,906
*	Symantec Corp.	220,865	4,799,396
* #	Symmetricom, Inc.	32,900	138,509
* #	Synaptics, Inc.	11,000	470,470
* #	Synchronoss Technologies, Inc.	6,487	86,212
* #	SYNNEX Corp.	27,488	683,077
*	Synopsys, Inc.	99,704	2,627,200
#	Syntel, Inc.	11,967	391,321
*	Take-Two Interactive Software, Inc.	45,100	1,220,857

57

*	Tech Data Corp.	47,918	1,753,320
	Technitrol, Inc.	30,541	609,293
*	Technology Solutions Co.	829	4,294
*	TechTeam Global, Inc.	8,247	82,058
*	Techwell, Inc.	15,800	208,876
*	Tekelec	56,109	942,070
*	TeleCommunication Systems, Inc.	25,875	136,361
* #	Telkonet, Inc.	3,170	2,029
*	Tellabs, Inc.	216,544	1,177,999
*	Telular Corp.	12,364	44,881
*	Teradata Corp.	53,180	1,436,392
*	Teradyne, Inc.	152,813	2,099,651
* #	Terremark Worldwide, Inc.	39,053	246,034
*	Tessco Technologies, Inc.	5,117	65,088
*	Tessera Technologies, Inc.	12,118	255,326
	Texas Instruments, Inc.	47,284	1,535,784
* #	The Knot, Inc.	13,934	161,774
	TheStreet.com, Inc.	18,740	144,673
* #	Think Partnership, Inc.	26,064	13,032
*	ThinkEngine Networks, Inc.	461	60
*	THQ, Inc.	43,822	939,982
*	TIBCO Software, Inc.	152,457	1,176,968
*	Tier Technologies, Inc. Class B	700	5,810
*	TNS, Inc.	7,032	176,011
*	Tollgrade Communications, Inc.	7,622	40,549
	Total System Services, Inc.	55,350	1,357,182
* #	Track Data Corp.	2,570	6,554
*	Transact Technologies, Inc.	7,427	63,055
*	Transwitch Corp.	848	712
* #	Travelzoo, Inc.	1,600	17,088
*	Trident Microsystems, Inc.	16,500	77,385
*	Trimble Navigation, Ltd.	56,519	2,251,717
	Trio-Tech International	1,787	10,097
*	Triquint Semiconductor, Inc.	122,733	817,402
	TSR, Inc.	1,503	5,366
* #	TTM Technologies, Inc.	36,009	524,291
*	Tumbleweed Communications Corp.	30,955	57,267
*	Tyler Technologies, Inc.	27,100	427,096
* #	Ultimate Software Group, Inc.	7,189	271,960
*	Ultra Clean Holdings, Inc.	15,045	156,919
* #	Ultratech, Inc.	20,400	326,604
*	Unisys Corp.	83,400	422,004
#	United Online, Inc.	51,424	628,916
* #	Universal Display Corp.	9,794	148,967
* #	UTStarcom, Inc.	93,327	447,970
*	ValueClick, Inc.	59,400	1,194,534
*	Varian Semiconductor Equipment Associates, Inc.	17,541	667,084
* #	Veeco Instruments, Inc.	24,300	467,289
* #	VeriFone Holdings, Inc.	44,500	653,260
*	VeriSign, Inc.	76,000	3,043,040
*	Viasat, Inc.	21,180	456,217
*	Vicon Industries, Inc.	3,400	16,320
*	Video Display Corp.	5,063	39,238
*	Vignette Corp.	14,740	190,883
*	Virage Logic Corp.	16,250	107,575

58

*	Vishay Intertechnology, Inc.	189,860	1,913,789
*	Vocus, Inc.	5,800	184,266
* #	Volterra Semiconductor Corp.	8,300	131,970
* #	Vyyo, Inc.	3,975	795
* #	Wave Systems Corp. Class A	10,400	10,920
	Wayside Technology Group, Inc.	659	6,293
*	Websense, Inc.	21,675	381,263
*	Website Pros, Inc.	23,204	190,505
*	Westell Technologies, Inc.	38,970	55,337
*	Western Digital Corp.	92,189	3,459,853
	Western Union Co.	15,472	365,758
*	White Electronics Designs Corp.	8,612	39,874
*	Wind River Systems, Inc.	69,136	748,052
*	Winland Electronics, Inc.	400	696
*	Wireless Ronin Technologies, Inc.	954	6,401
*	Wireless Telecom Group, Inc.	16,062	21,202
*	WPCS International, Inc.	6,800	48,212
*	Wright Express Corp.	11,500	367,770
	Xerox Corp.	253,952	3,448,668
	Xilinx, Inc.	111,580	3,034,976
* #	X-Rite, Inc.	24,902	43,828
*	Yahoo!, Inc.	66,565	1,781,279
*	Zebra Technologies Corp. Class A	53,714	2,019,646
*	ZILOG, Inc.	5,736	22,600
* #	Zix Corp.	16,950	43,731
*	Zones, Inc.	3,160	25,912
*	Zoran Corp.	40,900	598,367
*	Zygo Corp.	12,070	144,478
Total Information Technology			423,102,049

Materials — (5.3%)
	A. M. Castle & Co.	18,016	591,465
	A. Schulman, Inc.	1,400	31,626
*	AEP Industries, Inc.	2,000	52,400
	Air Products & Chemicals, Inc.	20,700	2,109,744
	Airgas, Inc.	56,913	3,367,542
	AK Steel Holding Corp.	18,400	1,306,400
	Albemarle Corp.	43,700	1,943,339
	Alcoa, Inc.	225,136	9,138,270
	Allegheny Technologies, Inc.	21,250	1,593,750
#	AMCOL International Corp.	25,100	774,586
*	American Pacific Corp.	5,088	86,242
#	American Vanguard Corp.	16,621	222,223
	Aptargroup, Inc.	47,238	2,112,483
	Arch Chemicals, Inc.	18,300	695,949
	Ashland, Inc.	50,400	2,704,968
* #	Atlantis Plastics, Inc.	201	26
	Balchem Corp.	12,526	309,643
	Ball Corp.	36,100	1,960,230
* #	Basin Water, Inc.	3,919	19,125
	Bemis Co., Inc.	75,661	2,012,583
*	Brush Engineered Materials, Inc.	14,100	471,081
*	Buckeye Technologies, Inc.	9,425	100,282
#	Cabot Corp.	48,753	1,562,046
#	Calgon Carbon Corp.	25,300	448,316

59

*	Caraustar Industries, Inc.	9,781	22,496
	Carpenter Technology Corp.	28,580	1,577,616
	Celanese Corp. Class A	15,100	735,370
*	Century Aluminum Co.	22,800	1,664,400
	Chemtura Corp.	219,251	1,914,061
#	Chesapeake Corp.	900	3,105
	Cleveland-Cliffs, Inc.	43,200	4,609,440
* #	Coeur d’Alene Mines Corp.	361,100	1,130,243
	Commercial Metals Co.	94,100	3,444,060
	Compass Minerals International, Inc.	13,558	989,734
* #	Constar International, Inc.	4,211	8,843
* #	Continental Materials Corp.	819	18,714
*	Core Molding Technologies, Inc.	5,592	41,101
*	Crown Holdings, Inc.	37,000	1,067,450
	Cytec Industries, Inc.	50,365	3,181,053
	Deltic Timber Corp.	9,385	505,852
	Dow Chemical Co.	259,888	10,499,475
	duPont (E.I.) de Nemours & Co., Inc.	85,900	4,115,469
#	Eagle Materials, Inc.	33,500	1,200,975
	Eastman Chemical Co.	29,116	2,230,577
	Ecolab, Inc.	24,544	1,100,308
	Empire Resources, Inc.	4,600	22,356
* #	Esmark, Inc.	11,055	208,940
	Ferro Corp.	38,700	749,232
*	Flight Safety Technologies, Inc.	1,300	2,288
* #	Flotek Industries, Inc.	6,990	119,739
	FMC Corp.	37,800	2,796,444
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	8,832,954
	Friedman Industries, Inc.	4,579	28,619
#	General Maritime Corp.	22,900	646,467
* #	General Moly, Inc.	12,500	110,625
#	Georgia Gulf Corp.	26,200	111,088
	Gibraltar Industries, Inc.	22,887	369,167
	Glatfelter	2,200	34,276
*	Graphic Packaging Holding Co.	151,918	451,196
	Greif, Inc. Class A	15,000	1,005,600
	Greif, Inc. Class B	10,238	606,602
*	H&E Equipment Services, Inc.	18,345	257,747
#	H.B. Fuller Co.	49,900	1,241,013
	Hawkins, Inc.	5,305	80,371
*	Haynes International, Inc.	9,985	682,275
* #	Headwaters, Inc.	17,922	194,812
* #	Hecla Mining Co.	58,754	529,961
	Hercules, Inc.	74,400	1,534,872
	Huntsman Corp.	52,700	1,155,711
*	ICO, Inc.	11,200	78,848
	Innophos Holdings, Inc.	2,500	69,675
	International Flavors & Fragrances, Inc.	17,200	721,712
	International Paper Co.	137,335	3,738,259
* #	Ion Geophysical Corp.	52,300	857,197
	Kaiser Aluminum Corp.	15,949	1,023,128
	KMG Chemicals, Inc.	7,705	84,524
	Koppers Holdings, Inc.	9,600	414,528
#	Kronos Worldwide, Inc.	17,716	393,118
*	Landec Corp.	17,700	141,777

60

#	Louisiana-Pacific Corp.	87,209	1,058,717
* #	LSB Industries, Inc.	5,200	94,848
	Lubrizol Corp.	30,715	1,723,112
#	Martin Marietta Materials, Inc.	4,000	466,760
*	Material Sciences Corp.	8,954	69,035
*	Maxxam, Inc.	1,720	49,020
	MeadWestavco Corp.	99,090	2,549,586
* #	Metalico, Inc.	21,900	348,210
#	Minerals Technologies, Inc.	14,703	1,023,476
* #	Mines Management, Inc.	17,400	61,770
*	Mod-Pac Corp.	1,165	6,198
	Monsanto Co.	26,000	3,312,400
	Myers Industries, Inc.	16,600	201,690
	Nalco Holding Co.	111,800	2,718,976
* #	Nanophase Technologies Corp.	2,100	6,825
	Neenah Paper, Inc.	12,200	259,250
	Nevada Chemicals, Inc.	6,071	56,217
#	NewMarket Corp.	10,500	821,835
	Newmont Mining Corp.	61,700	2,932,601
#	NL Industries, Inc.	39,618	455,607
	NN, Inc.	9,700	126,197
*	Northern Technologies International Corp.	2,000	29,560
* #	Northwest Pipe Co.	6,579	309,147
	Nucor Corp.	28,600	2,139,280
	Olin Corp.	62,400	1,404,000
	Olympic Steel, Inc.	4,400	285,912
*	OM Group, Inc.	23,100	1,004,388
*	OMNOVA Solutions, Inc.	28,900	104,329
*	Owens-Illinois, Inc.	22,300	1,276,006
	Packaging Corp. of America	61,844	1,610,418
*	Pactiv Corp.	75,600	1,862,028
* #	Patriot Coal Corp.	1,160	125,431
	Penford Corp.	7,269	158,392
* #	Peoplesupport, Inc.	15,100	139,675
*	PolyOne Corp.	81,275	629,069
	PPG Industries, Inc.	58,900	3,712,467
	Praxair, Inc.	21,392	2,033,524
	Quaker Chemical Corp.	8,896	284,405
*	Ready Mix, Inc.	300	1,740
	Reliance Steel & Aluminum Co.	51,714	3,515,001
*	Rock of Ages Corp.	2,695	9,217
	Rock-Tenn Co. Class A	30,291	1,081,086
*	Rockwood Holdings, Inc.	59,444	2,182,784
#	Rohm & Haas Co.	71,110	3,838,518
*	Rosetta Resources, Inc.	47,604	1,281,976
#	Royal Gold, Inc.	25,132	772,558
	RPM International, Inc.	106,638	2,615,830
* #	RTI International Metals, Inc.	15,950	687,126
	Schnitzer Steel Industries, Inc. Class A	14,113	1,413,276
	Schweitzer-Maudoit International, Inc.	13,563	276,685
	Scotts Miracle-Gro Co. Class A	33,200	936,240
#	Sealed Air Corp.	113,400	2,762,424
	Sensient Technologies Corp.	36,696	1,154,089
	Sigma-Aldrich Corp.	25,378	1,491,211
	Silgan Holdings, Inc.	12,590	720,526

61

	Sims Group, Ltd. Sponsored ADR	26,315	970,497
*	Smurfit-Stone Container Corp.	210,937	1,419,606
* #	Solitario Resources Corp.	15	77
	Sonoco Products Co.	86,700	3,001,554
#	Southern Copper Corp.	14,700	1,620,381
	Spartech Corp.	11,373	122,487
	Steel Dynamics, Inc.	83,352	3,009,007
	Stepan Co.	7,874	321,968
* #	Stillwater Mining Co.	70,358	1,009,637
*	Symyx Technologies, Inc.	19,863	152,548
#	Synalloy Corp.	3,709	63,980
	Temple-Inland, Inc.	31,500	458,955
#	Terra Industries, Inc.	48,600	2,120,418
#	Texas Industries, Inc.	21,040	1,533,816
*	The Mosaic Co.	6,000	751,920
#	Titanium Metals Corp.	27,786	483,476
	Tronox, Inc. Class B	2,476	8,196
* #	U.S. Concrete, Inc.	30,248	158,802
* #	U.S. Gold Corp.	51,600	111,456
*	United States Lime & Minerals, Inc.	2,334	86,942
	United States Steel Corp.	36,950	6,381,635
*	Universal Stainless & Alloy Products, Inc.	5,300	209,138
	Valhi, Inc.	37,870	1,183,059
	Valspar Corp.	90,855	2,049,689
#	Vulcan Materials Co.	66,770	5,136,616
*	W.R. Grace & Co.	19,100	517,228
	Wausau Paper Corp.	39,844	378,518
#	Westlake Chemical Corp.	40,216	697,748
	Weyerhaeuser Co.	59,689	3,720,415
*	Williams Industries, Inc.	100	160
#	Worthington Industries, Inc.	62,644	1,249,121
	Zep, Inc.	6,250	102,625
* #	Zoltek Companies, Inc.	19,200	580,416
Total Materials			202,772,521

Other — (0.0%)
* ●	Tripos Escrow Shares	700	168

Telecommunication Services — (2.6%)
#	Alaska Communications Systems Group, Inc.	22,791	294,916
*	American Tower Corp.	22,100	1,010,412
	Arbinet-thexchange, Inc.	19,774	75,141
	AT&T, Inc.	995,052	39,702,575
*	Cbeyond, Inc.	300	5,565
*	Centennial Communications Corp.	49,425	374,147
#	CenturyTel, Inc.	59,138	2,094,077
*	Cincinnati Bell, Inc.	126,100	530,881
	Citizens Communications Co.	126,980	1,480,587
* #	Cogent Communications Group, Inc.	20,600	338,870
	Consolidated Communications Holdings, Inc.	26,338	395,070
*	Crown Castle International Corp.	108,300	4,601,667
	D&E Communications, Inc.	12,019	115,743
	Embarq Corp.	14,820	701,282
	FairPoint Communications, Inc.	43,811	394,299
* #	FiberTower Corp.	33,173	50,755

62

*	General Communications, Inc. Class A	30,268	222,772
	Hickory Tech Corp.	8,607	72,901
	IDT Corp.	400	1,320
#	IDT Corp. Class B	19,444	69,415
#	Iowa Telecommunications Services, Inc.	19,600	376,712
*	LCC International, Inc. Class A	11,688	14,727
* #	Leap Wireless International, Inc.	18,000	1,034,280
* #	Level 3 Communications, Inc.	104,411	358,130
*	NeuStar, Inc.	6,900	161,391
*	Nexstar Broadcasting Group, Inc.	1,300	7,475
* #	Nextwave Wireless, Inc.	43,512	233,659
*	NII Holdings, Inc.	16,703	838,491
*	PAETEC Holding Corp.	29,837	263,759
*	Point.360	6,026	9,340
*	Premiere Global Services, Inc.	49,100	743,865
#	Qwest Communications International, Inc.	85,500	414,675
* #	Rural Cellular Corp. Class A	4,532	202,852
*	SBA Communications Corp.	16,344	608,324
	Shenandoah Telecommunications Co.	13,155	215,479
*	Spark Networks, Inc.	6,400	27,200
	Sprint Nextel Corp.	584,800	5,473,728
	SureWest Communications	11,047	108,482
*	Syniverse Holdings, Inc.	49,000	1,056,440
	Telephone & Data Systems, Inc.	27,367	1,304,585
	Telephone & Data Systems, Inc. Special Shares	23,049	1,011,851
*	Time Warner Telecom, Inc.	36,200	676,940
*	United States Cellular Corp.	17,555	1,099,470
*	USA Mobility, Inc.	17,800	139,730
	Verizon Communications, Inc.	748,363	28,789,525
	Warwick Valley Telephone Co.	2,326	27,493
	Windstream Corp.	21,624	288,464
*	Xeta Corp.	5,146	16,467
Total Telecommunication Services			98,035,929

Utilities — (2.3%)
*	AES Corp.	30,824	600,452
	AGL Resources, Inc.	26,392	942,194
	Allegheny Energy, Inc.	16,700	914,325
#	ALLETE, Inc.	13,644	606,066
	Alliant Energy Corp.	11,600	435,464
#	Ameren Corp.	20,891	949,496
	American Electric Power Co., Inc.	19,472	824,250
#	American States Water Co.	9,500	320,625
	Aqua America, Inc.	41,705	712,321
*	Aquila, Inc.	82,484	314,264
	Artesian Resources Corp. Class A	2,492	45,753
	Atmos Energy Corp.	30,998	849,035
	Avista Corp.	29,067	617,092
	Black Hills Corp.	21,077	742,753
*	Cadiz, Inc.	3,071	51,562
	California Water Service Group	10,228	372,708
	CenterPoint Energy, Inc.	32,262	546,518
#	Central Vermont Public Service Corp.	5,323	108,270
#	CH Energy Group, Inc.	8,274	313,419
	Chesapeake Utilities Corp.	3,792	105,304

63

	Cleco Corp.	35,169	878,522
	CMS Energy Corp.	53,400	832,506
	Connecticut Water Services, Inc.	5,870	142,406
	Consolidated Edison, Inc.	27,214	1,123,938
	Constellation Energy Group	6,600	569,118
	Delta Natural Gas Co., Inc.	1,648	48,665
	Dominion Resources, Inc.	31,938	1,478,729
#	DPL, Inc.	35,600	1,011,752
	DTE Energy Co.	17,610	779,066
	Duke Energy Corp.	64,853	1,198,483
*	Dynegy, Inc.	50,100	471,942
	Edison International	17,779	946,376
*	El Paso Electric Co.	24,700	533,767
#	Empire District Electric Co.	13,665	281,226
	Energen Corp.	17,400	1,304,130
	Energy East Corp.	32,181	814,501
	Energy West, Inc.	2,055	22,400
#	EnergySouth, Inc.	4,489	243,304
	Entergy Corp.	9,765	1,179,319
* #	Environmental Power Corp.	4,361	23,724
	Equitable Resources, Inc.	8,744	614,091
	Exelon Corp.	28,311	2,491,368
	FirstEnergy Corp.	16,655	1,310,915
	Florida Public Utilities Co.	2,760	33,120
	FPL Group, Inc.	21,321	1,439,594
#	Great Plains Energy, Inc.	29,767	780,788
#	Hawaiian Electric Industries, Inc.	33,000	870,540
#	IDACORP, Inc.	26,000	797,160
	Integrys Energy Group, Inc.	21,372	1,097,452
	ITC Holdings Corp.	25,600	1,396,992
	Laclede Group, Inc.	12,000	480,000
*	Maine & Maritimes Corp.	944	41,583
	MDU Resources Group, Inc.	19,604	647,520
	MGE Energy, Inc.	10,800	370,980
	Middlesex Water Co.	9,586	176,766
*	Mirant Corp.	75,000	3,046,500
	National Fuel Gas Co.	23,131	1,395,031
#	New Jersey Resources Corp.	23,700	789,447
#	Nicor, Inc.	22,252	908,549
	NiSource, Inc.	29,400	531,846
	Northeast Utilities, Inc.	15,532	405,541
#	Northwest Natural Gas Co.	13,059	595,360
	NorthWestern Corp.	17,403	461,354
*	NRG Energy, Inc.	90,400	3,759,736
	NSTAR	36,869	1,236,218
	OGE Energy Corp.	25,386	851,700
	Oneok, Inc.	11,161	558,720
#	Ormat Technologies, Inc.	19,400	972,134
#	Otter Tail Corp.	11,900	446,726
	Pepco Holdings, Inc.	21,455	580,143
	PG&E Corp.	19,300	764,087
#	Piedmont Natural Gas Co.	21,761	588,200
	Pinnacle West Capital Corp.	24,306	821,057
	PNM Resources, Inc.	15,712	233,323
	Portland General Electric Co.	34,000	795,940

64

	PPL Corp.	17,844	915,576
	Progress Energy, Inc.	26,591	1,137,031
	Public Service Enterprise Group, Inc.	149,000	6,594,740
	Puget Energy, Inc.	27,871	780,109
	Questar Corp.	65,644	4,215,658
*	Reliant Energy, Inc.	130,500	3,335,580
	RGC Resources, Inc.	971	26,673
	SCANA Corp.	12,128	486,818
	Sempra Energy	13,700	791,997
	Sierra Pacific Resources	73,744	1,000,706
#	SJW Corp.	14,270	443,226
	South Jersey Industries, Inc.	18,988	726,291
	Southern Co.	34,672	1,255,126
	Southern Union Co.	42,672	1,135,075
	Southwest Gas Corp.	26,183	816,386
#	Southwest Water Co.	19,335	199,151
#	TECO Energy, Inc.	60,775	1,237,987
	UGI Corp.	33,681	908,713
	UIL Holdings Corp.	14,685	475,794
	Unisource Energy Corp.	17,416	590,577
	Unitil Corp.	3,981	111,667
	Vectren Corp.	18,584	548,228
#	Westar Energy, Inc.	27,655	663,720
	WGL Holdings, Inc.	23,532	821,031
	Wisconsin Energy Corp.	11,807	567,208
	Xcel Energy, Inc.	43,144	919,399
	York Water Co.	4,821	70,676
Total Utilities			87,321,369

TOTAL COMMON STOCKS			3,269,886,248

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	1,324	342,916

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	237
*	Guaranty Financial Group, Inc. Rights	10,500	—
TOTAL RIGHTS/WARRANTS			237

65

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,236,104	$25,236,044

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $473,974,286 FHLMC 5.000%, maturities ranging from 12/01/35 to 06/01/38 & FNMA 5.788%(r), 05/01/37 , valued at $449,713,822) to be repurchased at $436,700,864	$436,615	436,615,360
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,721,546 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 09/01/36 to 05/01/38, valued at $56,695,259) to be repurchased at $55,050,102	55,040	55,039,736

TOTAL SECURITIES LENDING COLLATERAL		491,655,096

TOTAL INVESTMENTS - (100.0%) (Cost $3,810,980,935)		$3,787,120,541

See accompanying Notes to Financial Statements.

66

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (87.0%)
Consumer Discretionary — (11.8%)
*	1-800-FLOWERS.COM, Inc.	17,264	$142,946
*	4Kids Entertainment, Inc.	5,847	45,607
*	99 Cents Only Stores	17,400	145,638
*	A.C. Moore Arts & Crafts, Inc.	9,600	67,104
#	Aaron Rents, Inc.	28,199	631,376
	Aaron Rents, Inc. Class A	1,818	36,415
#	Abercrombie & Fitch Co.	3,008	218,381
* #	AbitibiBowater Canada, Inc.	7,280	86,486
*	Acme Communications, Inc.	3,300	4,950
	Acme United Corp.	1,600	22,384
	Advance Auto Parts, Inc.	9,426	379,868
*	Aeropostale, Inc.	6,850	239,339
*	AFC Enterprises, Inc.	3,365	33,650
*	Aftermarket Technology Corp.	13,600	304,504
	Ah Belo Corp.	10,080	95,760
	Aldila, Inc.	3,550	27,157
*	Alloy, Inc.	5,291	45,503
	Ambassadors Group, Inc.	794	14,737
* #	AMDL, Inc.	8,800	27,544
	American Axle & Manufacturing Holdings, Inc.	37,100	689,689
*	American Biltrite, Inc.	1,151	6,330
	American Eagle Outfitters, Inc.	5,050	92,011
	American Greetings Corp. Class A	21,500	401,190
*	America’s Car-Mart, Inc.	8,724	143,859
#	Ameristar Casinos, Inc.	25,680	457,618
*	AnnTaylor Stores Corp.	17,400	476,412
	Arbitron, Inc.	4,100	204,426
#	Arctic Cat, Inc.	5,300	41,923
	Ark Restaurants Corp.	600	15,900
#	ArvinMeritor, Inc.	31,600	473,052
	Asbury Automotive Group, Inc.	14,400	237,168
*	Audiovox Corp. Class A	1,700	18,122
*	AutoNation, Inc.	121,308	1,915,453
* #	Avatar Holdings, Inc.	4,100	142,147
*	Bakers Footwear Group, Inc.	2,300	4,600
*	Ballantyne of Omaha, Inc.	5,800	24,360
*	Bally Technologies, Inc.	3,800	171,038
	Barnes & Noble, Inc.	21,500	655,965
*	Barry (R.G.) Corp.	4,160	32,989
	Bassett Furniture Industries, Inc.	3,653	43,799
	Beasley Broadcast Group, Inc.	4,101	19,275
	Bebe Stores, Inc.	23,300	266,319
*	Bed Bath and Beyond, Inc.	4,900	156,114

1

	Belo Corp. Class A	67,900	649,124
*	Benihana, Inc.	3,100	27,931
*	Benihana, Inc. Class A	3,600	32,184
	Best Buy Co., Inc.	4,700	219,443
#	Big 5 Sporting Goods Corp.	2,920	26,251
*	Big Lots, Inc.	9,500	295,070
* #	BJ’s Restaurants, Inc.	26,200	335,884
#	Black & Decker Corp.	2,280	147,516
#	Blockbuster, Inc. Class A	84,600	274,950
*	Blockbuster, Inc. Class B	47,800	122,368
*	Blue Nile, Inc.	1,800	95,958
*	Bluegreen Corp.	32,000	220,160
	Blyth, Inc.	21,854	425,279
	Bob Evans Farms, Inc.	24,400	710,284
#	Bon-Ton Stores, Inc.	1,000	6,660
	Books-A-Million, Inc.	7,900	59,329
#	Borders Group, Inc.	4,300	26,402
	BorgWarner, Inc.	12,000	620,520
	Bowl America, Inc. Class A	1,600	22,440
#	Boyd Gaming Corp.	23,900	381,205
	Brinker International, Inc.	8,450	185,308
#	Brookfield Homes Corp.	8,935	134,918
	Brown Shoe Company, Inc.	13,200	222,948
	Brunswick Corp.	31,700	434,290
#	Buckle, Inc.	13,550	620,996
* #	Buffalo Wild Wings, Inc.	3,400	112,030
*	Build-A-Bear-Workshop, Inc.	6,300	57,645
	Building Materials Holding Corp.	2,900	7,772
	Bunge, Ltd.	7,100	847,527
* #	Cabela’s, Inc.	24,851	344,186
*	Cache, Inc.	13,300	168,777
* #	California Coastal Communities, Inc.	3,660	16,726
*	California Pizza Kitchen, Inc.	13,050	181,525
	Callaway Golf Co.	27,000	342,900
	Canterbury Park Holding Corp.	1,701	16,159
* #	Career Education Corp.	8,400	153,636
* #	CarMax, Inc.	11,800	231,752
	Carmike Cinemas, Inc.	5,900	48,970
	Carnival Corp.	16,208	649,292
*	Carriage Services, Inc.	9,250	66,415
*	Carter’s, Inc.	19,700	293,530
*	Casual Male Retail Group, Inc.	14,500	59,305
	Cato Corp. Class A	13,800	213,486
*	Cavalier Homes, Inc.	8,142	18,645
*	Cavco Industries, Inc.	5,511	211,237
	CBRL Group, Inc.	3,900	114,855
	CBS Corp. Class A	1,100	23,683
	CBS Corp. Class B	69,760	1,505,421
*	CEC Entertainment, Inc.	12,700	458,978
*	Champion Enterprises, Inc.	75,600	631,260
* #	Charles and Colvard, Ltd.	4,900	6,566
*	Charlotte Russe Holding, Inc.	20,615	386,737
* #	Charter Communications, Inc.	41,492	65,972
*	Cheesecake Factory, Inc.	21,300	426,639
#	Cherokee, Inc.	1,858	50,593

2

*	Chicos FAS, Inc.	10,600	80,666
* #	Chipotle Mexican Grill, Inc.	1,000	92,300
*	Chipotle Mexican Grill, Inc. Class B	1,000	82,690
	Choice Hotels International, Inc.	2,200	76,230
	Christopher & Banks Corp.	27,900	313,875
*	Chromcraft Revington, Inc.	2,820	10,913
	Churchill Downs, Inc.	7,638	326,448
	Cinemark Holdings, Inc.	16,154	233,748
#	Circuit City Stores, Inc.	48,600	238,626
#	Citadel Broadcasting Co.	44,993	79,188
*	Citi Trends, Inc.	2,600	57,720
	CKE Restaurants, Inc.	8,900	105,376
*	CKX, Inc.	16,900	178,633
	Clear Channel Communications, Inc.	13,300	465,766
	Coachmen Industries, Inc.	1,300	3,965
	Coast Distribution System, Inc.	642	3,082
	Cobra Electronics Corp.	400	1,304
*	Coinstar, Inc.	13,900	529,590
*	Coldwater Creek, Inc.	12,800	83,712
	Collectors Universe, Inc.	7,300	69,496
#	Columbia Sportswear Co.	13,400	587,188
	Comcast Corp. Class A	191,618	4,311,405
	Comcast Corp. Special Class A Non-Voting	60,100	1,339,629
*	Concord Camera Corp.	2,248	7,711
* #	Conn’s, Inc.	10,600	183,062
	Cooper Tire & Rubber Co.	41,211	452,497
* #	Corinthian Colleges, Inc.	38,065	487,232
	Courier Corp.	6,144	144,323
* #	Cox Radio, Inc.	24,000	306,000
	CPI Corp.	800	18,120
	Craftmade International, Inc.	1,843	12,016
* #	Crown Media Holdings, Inc.	10,236	51,385
*	CSK Auto Corp.	11,000	126,830
	CSS Industries, Inc.	4,800	141,504
*	Culp, Inc.	4,410	31,752
* #	Cumulus Media, Inc. Class A	4,900	25,725
*	Cybex International, Inc.	8,359	34,690
*	Cycle Country Accessories Corp.	2,700	4,320
	D.R. Horton, Inc.	103,100	1,310,401
	Darden Restaurants, Inc.	3,500	119,875
*	Deckers Outdoor Corp.	2,000	273,440
*	dELiA*s, Inc.	1,200	3,060
	Delta Apparel, Inc.	3,900	11,583
*	Design Within Reach, Inc.	6,018	23,350
	DeVry, Inc.	9,500	541,975
* #	DG Fastchannel, Inc.	10,184	200,014
*	Diedrich Coffee, Inc.	2,316	5,558
#	Dillards, Inc. Class A	34,000	553,520
*	Discovery Holding Co. Class A	62,600	1,639,494
*	Discovery Holding Co. Class B	2,600	67,691
	Disney (Walt) Co.	86,800	2,916,480
*	Dixie Group, Inc.	2,600	18,980
*	Dollar Tree, Inc.	6,200	228,780
*	Dorman Products, Inc.	8,109	77,035
#	Dover Downs Gaming & Entertainment, Inc.	4,250	37,060

3

	Dover Motorsports, Inc.	7,800	48,516
* #	DreamWorks Animation SKG, Inc.	11,000	347,270
*	Drew Industries, Inc.	7,800	171,444
*	drugstore.com, Inc.	59,700	129,549
	DRYCLEAN USA, Inc.	1,100	1,248
#	E.W. Scripps Co.	5,500	259,050
#	Eastman Kodak Co.	10,600	162,392
	Educational Development Corp.	2,840	17,154
*	Einstein Noah Restaurant Group, Inc.	2,700	37,908
*	Emerson Radio Corp.	9,960	11,852
	Emmis Communications Corp. Class A	13,500	40,095
* #	Enova Systems, Inc.	1,257	5,481
	Entercom Communications Corp.	12,050	116,644
*	Entravision Communications Corp.	28,300	151,122
	Escalade, Inc.	2,604	16,275
	Ethan Allen Interiors, Inc.	17,800	499,112
*	Expedia, Inc.	47,300	1,147,025
#	Family Dollar Stores, Inc.	13,400	286,760
* #	Famous Dave’s of America, Inc.	2,200	19,998
	Finish Line, Inc. Class A	36,800	291,824
*	Finlay Enterprises, Inc.	2,900	2,102
*	Fisher Communications, Inc.	4,300	151,016
*	Flanigan’s Enterprises, Inc.	300	2,358
* #	Fleetwood Enterprises, Inc.	16,800	69,888
	Flexsteel Industries, Inc.	1,331	15,306
	Foot Locker, Inc.	96,868	1,415,241
* #	Ford Motor Co.	211,600	1,438,880
	Fortune Brands, Inc.	7,970	553,756
*	Fossil, Inc.	9,700	307,587
*	Franklin Covey Co.	11,700	98,163
*	Franklin Electronic Publishers, Inc.	4,412	9,353
*	Frederick’s of Hollywood Group	3,300	6,534
	Fred’s, Inc.	27,647	346,970
	Frisch’s Restaurants, Inc.	900	24,516
	FTD Group, Inc.	29,800	439,550
*	Fuel Systems Solutions, Inc.	6,250	174,250
*	Full House Resorts, Inc.	8,010	17,462
#	Furniture Brands International, Inc.	37,500	527,250
* #	Gaiam, Inc.	7,100	110,121
*	GameStop Corp. Class A	8,200	406,720
*	GameTech International, Inc.	5,000	26,100
*	Gaming Partners International Corp.	1,700	10,081
* #	Gander Mountain Co.	8,228	34,558
	Gannett Co., Inc.	44,500	1,282,045
	Gap, Inc.	29,700	542,025
* #	Gaylord Entertainment Co.	11,200	318,192
#	General Motors Corp.	10,760	183,996
* #	Genesco, Inc.	6,000	172,140
* #	Gentek, Inc.	3,379	99,038
	Gentex Corp.	13,100	230,036
	Genuine Parts Co.	10,500	462,105
*	Getty Images, Inc.	10,860	363,593
*	G-III Apparel Group, Ltd.	11,980	198,748
*	Goodyear Tire & Rubber Co.	11,300	287,133
*	Gottschalks, Inc.	4,800	10,224

4

	Gray Television, Inc.	13,500	54,270
*	Great Wolf Resorts, Inc.	19,580	136,081
#	Group 1 Automotive, Inc.	17,300	450,492
*	GSI Commerce, Inc.	5,200	75,348
	Guess?, Inc.	2,000	81,660
*	Gymboree Corp.	7,300	336,822
	H&R Block, Inc.	8,000	186,720
*	Hampshire Group, Ltd.	1,868	14,010
#	Handleman Co.	7,376	8,114
*	Hanesbrands, Inc.	2,900	95,700
	Harley-Davidson, Inc.	11,100	461,427
	Harman International Industries, Inc.	1,600	71,552
*	Harris Interactive, Inc.	12,400	23,560
	Harte-Hanks, Inc.	19,800	268,290
*	Hartmarx Corp.	4,900	11,466
	Hasbro, Inc.	5,600	202,944
*	Hastings Entertainment, Inc.	1,695	14,187
#	Haverty Furniture Co., Inc.	4,900	51,548
	Haverty Furniture Co., Inc. Class A	800	8,440
*	Hawk Corp.	7,000	125,440
*	Hayes Lemmerz International, Inc.	43,831	171,818
	Hearst-Argyle Television, Inc.	18,943	402,918
*	Helen of Troy, Ltd.	1,869	33,399
*	Hibbett Sporting Goods, Inc.	2,300	48,346
*	Hillenbrand, Inc.	9,100	201,565
*	Hollywood Media Corp.	13,492	32,381
	Home Depot, Inc.	52,800	1,444,608
	Hooker Furniture Corp.	3,439	69,399
*	Hot Topic, Inc.	6,700	35,175
*	IAC/InterActiveCorp.	104,238	2,350,567
* #	Iconix Brand Group, Inc.	36,449	528,510
	Idearc, Inc.	3,755	15,095
#	IHOP Corp.	4,900	229,761
	ILX Resorts, Inc.	500	1,525
*	Image Entertainment, Inc.	5,300	5,989
*	Infosonics Corp.	4,100	4,100
	Interactive Data Corp.	14,400	396,576
	Interface, Inc. Class A	11,955	169,283
	International Speedway Corp. Class A	7,100	315,098
*	Interpublic Group of Companies, Inc.	28,000	279,160
*	Interstate Hotels & Resorts, Inc.	19,000	67,070
*	INVESTools, Inc.	5,300	42,506
* #	iRobot Corp.	8,500	119,170
* #	Isle of Capri Casinos, Inc.	9,800	67,130
* #	ITT Educational Services, Inc.	800	58,104
	J. Alexander’s Corp.	4,300	31,347
* #	J. Crew Group, Inc.	1,200	44,724
	J.C. Penney Co., Inc.	2,700	108,648
*	Jack in the Box, Inc.	13,400	329,238
#	Jackson Hewitt Tax Service, Inc.	10,200	143,004
*	Jaclyn, Inc.	400	1,940
*	Jakks Pacific, Inc.	5,600	132,160
*	Jarden Corp.	50,819	952,856
*	Jennifer Convertibles, Inc.	400	690
*	Jo-Ann Stores, Inc.	11,500	258,865

5

	Johnson Controls, Inc.	11,100	378,066
	Johnson Outdoors, Inc.	4,728	73,568
	Jones Apparel Group, Inc.	40,800	686,256
* #	Jos. A. Bank Clothiers, Inc.	7,625	207,400
	Journal Communications, Inc. Class A	33,000	193,380
#	Journal Register Co.	12,400	1,984
#	KB Home	2,600	53,326
	Kenneth Cole Productions, Inc. Class A	6,900	107,640
	Kimball International, Inc. Class B	6,617	69,809
*	Knology, Inc.	3,390	50,274
*	Kohl’s Corp.	3,800	170,240
*	Kona Grill, Inc.	2,493	21,440
	Koss Corp.	1,400	22,540
	KSW, Inc.	3,180	15,423
	K-Swiss, Inc. Class A	9,900	158,598
	LaCrosse Footwear, Inc.	2,760	38,005
*	Lakeland Industries, Inc.	4,621	57,716
* #	Lakes Entertainment, Inc.	9,241	51,472
* #	Lamar Advertising Co.	2,600	108,810
#	Landry’s Restaurants, Inc.	1,500	24,615
*	Lazare Kaplan International, Inc.	4,000	36,400
#	La-Z-Boy, Inc.	20,600	130,810
*	Leapfrog Enterprises, Inc.	11,500	94,990
*	Lear Corp.	21,000	540,750
#	Lee Enterprises, Inc.	13,400	91,120
#	Leggett & Platt, Inc.	117,400	2,242,340
#	Lennar Corp. Class A	91,100	1,537,768
*	Lenox Group, Inc.	6,600	4,818
	Libbey, Inc.	6,100	70,333
*	Liberty Global, Inc. Class A	9,888	354,485
*	Liberty Global, Inc. Series C	9,900	334,422
*	Liberty Media Corp. - Entertainment Class A	39,300	1,061,100
*	Liberty Media Corp. - Entertainment Class B	800	21,728
*	Liberty Media Holding Corp. Capital Class A	90,948	1,347,849
*	Liberty Media Holding Corp. Capital Class B	200	2,973
*	Liberty Media Holding Corp. Interactive Class A	219,019	3,721,133
*	Liberty Media Holding Corp. Interactive Class B	2,600	44,031
* #	LIFE TIME FITNESS, Inc.	3,800	152,076
#	Lifetime Brands, Inc.	6,500	45,565
	Limited Brands, Inc.	12,900	250,002
*	Lin TV Corp.	12,800	117,120
*	Lincoln Educational Services	12,210	151,648
*	Live Nation, Inc.	33,768	511,585
	Liz Claiborne, Inc.	20,700	361,422
*	LKQ Corp.	21,456	475,465
* #	Lodgenet Entertainment Corp.	3,600	23,436
*	Lodgian, Inc.	11,600	104,400
	Lowe’s Companies, Inc.	71,500	1,716,000
*	Luby’s, Inc.	12,800	90,496
	M/I Homes, Inc.	12,100	207,757
*	Mace Security International, Inc.	3,950	6,991
	Macy’s, Inc.	157,690	3,732,522
*	Maidenform Brands, Inc.	9,510	143,030
#	Marine Products Corp.	18,673	152,558
* #	MarineMax, Inc.	7,800	76,362

6

* #	Martha Stewart Living Omnimedia, Inc.	2,000	17,320
* #	Marvel Entertainment, Inc.	2,900	98,687
	Mattel, Inc.	14,400	290,016
	Matthews International Corp. Class A	10,533	501,476
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	4,008
	McDonald’s Corp.	13,800	818,616
	MDC Holdings, Inc.	27,700	1,125,451
#	Media General, Inc. Class A	15,700	239,268
*	Mediacom Communications Corp.	7,500	46,575
	Meredith Corp.	3,500	114,835
*	MGM Mirage	5,300	260,813
*	Midas, Inc.	2,600	41,652
	Modine Manufacturing Co.	27,000	424,980
* #	Mohawk Industries, Inc.	27,700	2,079,716
	Monaco Coach Corp.	2,500	11,450
*	Monarch Casino & Resort, Inc.	16,192	224,259
	Monro Muffler Brake, Inc.	13,208	244,744
* #	Morgans Hotel Group	20,664	265,946
*	Morningstar, Inc.	1,065	75,562
*	Morton’s Restaurant Group, Inc.	7,500	61,125
*	Mothers Work, Inc.	1,928	23,444
	Movado Group, Inc.	15,900	349,800
*	MTR Gaming Group, Inc.	20,308	109,663
*	Multimedia Games, Inc.	11,722	63,768
*	Nathan’s Famous, Inc.	3,425	48,532
*	National Lampoon, Inc.	1,000	2,000
	National Presto Industries, Inc.	2,100	140,049
#	Nautilus Group, Inc.	10,900	73,357
*	Navarre Corp.	10,126	17,923
* #	Netflix, Inc.	16,900	513,084
*	Nevada Gold & Casinos, Inc.	1,000	1,150
	New Frontier Media, Inc.	11,206	57,039
* #	New Motion, Inc.	5,294	23,188
*	New York & Co., Inc.	864	7,223
	Newell Rubbermaid, Inc.	17,700	355,416
	News Corp. Class A	42,460	762,157
	News Corp. Class B	19,144	356,078
	NIKE, Inc. Class B	1,200	82,044
*	Nobel Learning Communities, Inc.	6,421	87,968
	Nobility Homes, Inc.	604	10,268
#	Noble International, Ltd.	19,481	110,847
	Nordstrom, Inc.	1,000	34,980
#	Nutri/System, Inc.	2,600	53,352
* #	NVR, Inc.	200	113,074
*	Office Depot, Inc.	9,500	120,650
	OfficeMax, Inc.	24,400	528,992
*	Orange 21, Inc.	91	328
#	Orleans Homebuilders, Inc.	4,800	22,656
	O’Charleys, Inc.	10,410	115,551
*	O’Reilly Automotive, Inc.	23,400	611,910
*	Outdoor Channel Holdings, Inc.	11,600	91,756
* #	Overstock.com, Inc.	3,000	75,810
	Oxford Industries, Inc.	13,000	355,420
*	P & F Industries, Inc. Class A	1,046	4,697
*	Pacific Sunwear of California, Inc.	20,100	190,950

7

* #	Palm Harbor Homes, Inc.	10,895	82,475
* #	Panera Bread Co.	13,900	721,966
*	Papa John’s International, Inc.	6,587	193,855
*	PC Mall, Inc.	6,200	80,228
* #	Penn National Gaming, Inc.	3,100	143,902
	Pennichuck Corp.	1,649	38,257
#	Penske Automotive Group, Inc.	75,230	1,571,555
*	Perry Ellis International, Inc.	8,000	218,080
*	PetMed Express, Inc.	15,100	210,645
	PETsMART, Inc.	11,515	269,912
	Phillips-Van Heusen Corp.	11,300	513,359
*	Phoenix Footwear Group, Inc.	4,000	6,600
*	Pinnacle Entertainment, Inc.	36,300	503,481
*	Playboy Enterprises, Inc. Class A	1,600	9,568
* #	Playboy Enterprises, Inc. Class B	22,400	134,176
* #	PokerTek, Inc.	2,519	6,549
#	Polaris Industries, Inc.	2,600	124,072
#	Polo Ralph Lauren Corp.	2,300	160,655
*	Pomeroy IT Solutions, Inc.	2,600	15,574
* #	Premier Exhibitions, Inc.	3,500	17,290
	Pre-Paid Legal Services, Inc.	1,800	75,582
* #	Priceline.com, Inc.	3,400	457,402
#	PRIMEDIA, Inc.	10,533	59,933
* #	Princeton Review, Inc.	8,867	68,099
* #	Progressive Gaming International Corp.	17,200	24,940
*	Proliance International, Inc.	4,200	4,410
	Pulte Homes, Inc.	1,000	12,230
*	QEP Co., Inc.	1,500	10,485
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,778	11,611
*	Quiksilver, Inc.	90,660	774,236
* #	R.H. Donnelley Corp.	13,700	74,391
*	Radio One, Inc. Class D	36,652	42,883
	RadioShack Corp.	3,600	52,740
* #	Rainmaker Systems, Inc.	8,251	32,591
*	RC2 Corp.	8,462	163,401
	RCN Corp.	14,800	179,228
* #	Reading International, Inc. Class A	5,000	46,700
*	Red Lion Hotels Corp.	1,000	8,680
* #	Red Robin Gourmet Burgers, Inc.	16,700	561,287
* #	RedEnvelope, Inc.	3,400	27
*	Regent Communications, Inc.	2,900	2,842
	Regis Corp.	28,560	866,510
*	Rentrak Corp.	3,152	43,970
*	Restoration Hardware, Inc.	6,000	23,760
*	Retail Ventures, Inc.	6,700	37,386
*	Riviera Holdings Corp.	400	6,480
*	Rockford Corp.	3,495	4,194
*	Rocky Brands, Inc.	2,700	15,822
	Ross Stores, Inc.	5,908	216,351
*	Rubio’s Restaurants, Inc.	6,352	32,522
	Ruby Tuesday, Inc.	10,500	78,540
	Russ Berrie & Co., Inc.	15,600	188,604
* #	Ruth’s Chris Steak House, Inc.	3,000	21,180
	Ryland Group, Inc.	14,500	403,100
*	Saga Communications, Inc. Class A	11,360	53,392

8

#	Saks, Inc.	32,300	446,386
	Salem Communications Corp.	6,915	17,080
*	Sally Beauty Holdings, Inc.	1,700	12,818
	Sauer-Danfoss, Inc.	17,900	558,301
*	Scholastic Corp.	16,100	500,710
*	Scientific Games Corp.	3,300	106,689
#	Sealy Corp.	8,300	51,626
* #	Sears Holdings Corp.	13,800	1,169,136
	Service Corp. International	100,700	1,077,490
#	Sherwin-Williams Co.	4,800	269,520
	Shiloh Industries, Inc.	7,307	72,485
*	Shoe Carnival, Inc.	236	3,446
* #	Shuffle Master, Inc.	4,525	28,236
*	Silverleaf Resorts, Inc.	8,070	17,431
	Sinclair Broadcast Group, Inc. Class A	41,600	373,152
* #	Sirius Satellite Radio, Inc.	6,800	17,136
*	Skechers U.S.A., Inc. Class A	19,000	456,950
	Skyline Corp.	8,400	224,448
* #	Smith & Wesson Holding Corp.	5,100	29,427
	Snap-On, Inc.	15,700	972,144
	Sonesta International Hotels Corp. Class A	1,000	27,250
	Sonic Automotive, Inc.	31,800	593,070
*	Sonic Corp.	6,400	122,752
#	Sotheby’s Class A	2,200	59,004
* #	Source Interlink Companies, Inc.	15,583	18,544
* #	Spanish Broadcasting System, Inc.	15,926	22,456
	Spartan Motors, Inc.	8,775	79,238
	Speedway Motorsports, Inc.	31,400	800,386
*	Sport Chalet, Inc. Class A	5,273	22,410
	Sport Supply Group, Inc.	7,100	73,911
	Stage Stores, Inc.	18,250	246,557
*	Stamps.com, Inc.	8,000	116,800
	Standard Motor Products, Inc.	1,200	10,200
#	Standard Pacific Corp.	62,900	197,506
	Staples, Inc.	8,300	194,635
	Starwood Hotels & Resorts Worldwide, Inc.	6,000	290,400
*	Steinway Musical Instruments, Inc.	890	24,430
*	Steven Madden, Ltd.	9,300	190,557
	Stewart Enterprises, Inc.	10,300	71,070
*	Stoneridge, Inc.	10,731	179,530
	Strattec Security Corp.	2,081	78,454
	Strayer Education, Inc.	1,326	265,067
	Sturm Ruger & Co., Inc.	7,300	55,772
*	Sun-Times Media Group, Inc. Class A	10,600	4,770
#	Superior Industries International, Inc.	11,300	232,328
	Superior Uniform Group, Inc.	3,977	35,753
	Syms Corp.	790	12,695
* #	Syntax-Brillian Corp.	17,700	14,156
#	Systemax, Inc.	23,760	460,469
	Tandy Brand Accessories, Inc.	3,338	15,321
*	Tandy Leather Factory, Inc.	4,900	15,704
#	Target Corp.	19,600	1,045,856
*	Tarragon Corp.	9,000	18,450
*	Tarrant Apparel Group	3,100	2,015
#	Tempur-Pedic International, Inc.	3,900	41,886

9

*	Tenneco Automotive, Inc.	15,700	376,486
* #	Texas Roadhouse, Inc.	54,800	604,444
* #	The Children’s Place Retail Stores, Inc.	3,600	123,912
*	The DIRECTV Group, Inc.	1,800	50,580
*	The Dress Barn, Inc.	12,600	194,922
	The Marcus Corp.	8,545	147,230
#	The McClatchey Co.	12,700	111,760
	The Men’s Wearhouse, Inc.	4,700	97,431
#	The New York Times Co. Class A	22,000	383,240
	The Pep Boys - Manny, Moe & Jack	19,300	173,314
	The Stanley Works	3,600	174,888
* #	The Steak n Shake Co.	14,000	94,780
#	The TJX Companies, Inc.	11,000	352,660
* #	The Walking Co. Holdings, Inc.	3,900	21,352
#	Thor Industries, Inc.	6,900	186,024
	Tiffany & Co.	7,800	382,434
*	Timberland Co. Class A	30,400	559,664
	Time Warner, Inc.	353,081	5,606,926
*	TiVo, Inc.	13,100	110,171
*	Toll Brothers, Inc.	100,300	2,113,321
*	Tractor Supply Co.	9,200	314,364
*	Trans World Entertainment Corp.	2,100	5,649
	Triarc Companies, Inc. Class A	20,200	148,470
	Triarc Companies, Inc. Class B	7,699	54,124
*	Triple Crown Media, Inc.	1,130	836
* #	True Religion Apparel, Inc.	5,300	133,984
* #	Trump Entertainment Resorts, Inc.	9,900	34,650
*	TRW Automotive Holdings Corp.	56,900	1,419,655
	Tupperware Corp.	7,200	275,760
*	Tween Brands, Inc.	6,600	131,076
	Tyco Electronics, Ltd.	12,500	501,500
* #	Under Armour, Inc. Class A	1,100	39,380
*	Unifi, Inc.	7,100	21,229
	Unifirst Corp.	11,400	547,200
*	Universal Electronics, Inc.	5,700	144,894
* #	Universal Technical Institute, Inc.	11,850	153,102
* #	Urban Outfitters, Inc.	5,900	189,921
	V.F. Corp.	6,400	484,480
* #	Vail Resorts, Inc.	9,800	487,942
* #	Valassis Communications, Inc.	25,400	403,606
	Value Line, Inc.	1,540	60,907
*	ValueVision Media, Inc. Class A	24,651	108,711
* #	VCG Holding Corp.	6,400	29,056
*	Viacom, Inc. Class A	1,000	36,080
*	Viacom, Inc. Class B	6,000	214,920
	Virco Manufacturing Corp.	3,197	15,985
	Visteon Corp.	11,200	45,248
*	Volcom, Inc.	1,700	43,061
*	Voyager Learning Co.	5,149	30,122
*	Warnaco Group, Inc.	22,700	1,093,913
#	Warner Music Group Corp.	3,100	27,869
	Washington Post Co.	200	125,684
	Weight Watchers International, Inc.	3,500	146,335
*	Wells-Gardner Electronics Corp.	4,194	7,046
	Wendy’s International, Inc.	11,600	344,056

10

*	West Marine, Inc.	9,000	40,500
*	Westwood One, Inc.	29,400	50,274
	Weyco Group, Inc.	2,500	71,925
#	Whirlpool Corp.	13,646	1,005,437
	Wiley (John) & Sons, Inc. Class A	5,200	245,700
*	Williams Controls, Inc.	1,601	22,238
#	Williams-Sonoma, Inc.	18,600	472,812
*	Wilsons The Leather Experts, Inc.	15,376	2,153
*	Winmark Corp.	391	6,745
#	Winnebago Industries, Inc.	2,600	38,792
*	WMS Industries, Inc.	11,400	422,256
#	Wolverine World Wide, Inc.	23,500	674,685
#	World Wrestling Entertainment, Inc.	8,000	133,200
* #	WorldSpace, Inc. Class A	4,800	7,728
	Wyndham Worldwide Corp.	50,160	1,097,501
	Wynn Resorts, Ltd.	2,200	220,066
	Xerium Technologies, Inc.	10,000	46,700
*	XM Satellite Radio Holdings, Inc.	6,700	71,221
*	Young Broadcasting, Inc. Class A	1,896	341
* #	Zale Corp.	33,500	729,630
* #	Zumiez, Inc.	2,700	56,592
Total Consumer Discretionary			150,196,551

Consumer Staples — (5.0%)
	Alberto-Culver Co.	24,500	647,535
#	Alico, Inc.	2,482	99,106
*	Alliance One International, Inc.	22,800	137,028
	Altria Group, Inc.	46,200	1,028,412
	Andersons, Inc.	8,800	372,768
	Archer-Daniels-Midland Co.	29,118	1,155,985
	Arden Group, Inc. Class A	1,100	129,030
* #	BJ’s Wholesale Club, Inc.	16,300	643,687
*	Boston Beer Co., Inc. Class A	3,500	139,230
*	Bridgford Foods Corp.	1,026	6,843
	Brown-Forman Corp. Class A	1,000	75,800
#	Brown-Forman Corp. Class B	2,400	180,432
*	Cagle’s, Inc. Class A	2,200	12,980
	Calavo Growers, Inc.	5,653	82,873
#	Cal-Maine Foods, Inc.	10,700	333,840
* #	Caribou Coffee Co.	8,886	19,016
	Casey’s General Stores, Inc.	31,000	678,590
	CCA Industries, Inc.	900	7,902
*	Central European Distribution Corp.	11,658	831,915
*	Central Garden & Pet Co.	9,213	73,704
*	Central Garden & Pet Co. Class A	10,510	78,405
* #	Chattem, Inc.	1,400	87,094
#	Chiquita Brands International, Inc.	25,608	623,299
	Church & Dwight Co., Inc.	6,800	387,124
	Coca-Cola Bottling Co. Consolidated	3,300	170,676
	Coca-Cola Enterprises, Inc.	164,260	3,308,196
	Coffee Holding Co, Inc.	2,900	6,481
	ConAgra, Inc.	27,500	648,450
*	Constellation Brands, Inc. Class A	54,120	1,153,838
	Corn Products International, Inc.	18,800	883,788
	Costco Wholesale Corp.	6,126	436,906

11

*	Cuisine Solutions, Inc.	3,100	6,696
	CVS Caremark Corp.	87,809	3,757,347
* #	Darling International, Inc.	20,000	322,200
*	Dean Foods Co.	8,300	180,525
	Del Monte Foods Co.	114,900	1,000,779
	Diamond Foods, Inc.	9,889	202,724
*	Elizabeth Arden, Inc.	14,300	214,643
*	Energizer Holdings, Inc.	400	32,636
	Estee Lauder Companies, Inc.	1,400	66,640
#	Farmer Brothers Co.	13,331	317,944
	Flowers Foods, Inc.	20,051	564,035
	General Mills, Inc.	9,300	587,760
	Golden Enterprises, Inc.	1,920	4,512
#	Great Atlantic & Pacific Tea, Inc.	8,439	210,384
* #	Green Mountain Coffee, Inc.	4,800	207,168
	Griffin Land & Nurseries, Inc. Class A	191	6,643
* #	Hain Celestial Group, Inc.	34,300	986,811
* #	Hansen Natural Corp.	1,200	37,488
	Hormel Foods Corp.	8,189	309,462
*	IGI Labratories, Inc.	3,052	7,599
#	Imperial Sugar Co.	8,856	128,412
	Ingles Market, Inc. Class A	3,800	92,568
*	Integrated Biopharma, Inc.	900	2,376
	Inter Parfums, Inc.	8,300	208,911
	J & J Snack Foods Corp.	8,892	258,313
	J.M. Smucker Co.	34,783	1,836,195
*	Katy Industries, Inc.	1,000	1,250
	Kraft Foods, Inc.	69,328	2,251,773
	Lancaster Colony Corp.	10,300	337,531
	Lance, Inc.	12,729	266,163
* #	Lifeway Foods, Inc.	2,000	25,860
#	Longs Drug Stores Corp.	28,700	1,360,954
#	Mannatech, Inc.	7,504	47,425
* #	Maui Land & Pineapple Co., Inc.	3,586	103,564
	McCormick & Co., Inc.	5,200	195,416
* #	Medifast, Inc.	3,670	21,469
	MGP Ingredients, Inc.	5,800	42,920
	Molson Coors Brewing Co.	64,500	3,741,000
	Molson Coors Brewing Co. Class A	400	22,994
*	Monterey Pasta Co.	5,389	13,311
	Nash Finch Co.	5,800	221,792
	National Beverage Corp.	16,909	126,987
*	Natural Alternatives International, Inc.	1,374	10,786
* #	Natural Health Trends Corp.	5,046	7,418
*	NBTY, Inc.	10,900	355,994
	Nu Skin Enterprises, Inc. Class A	13,100	224,534
	Oil-Dri Corp. of America	2,125	36,444
*	Omega Protein Corp.	13,400	186,662
*	Orchids Paper Products Co.	1,900	14,535
*	Pantry, Inc.	7,100	86,620
*	Parlux Fragrances, Inc.	12,539	42,256
* #	Peet’s Coffee & Tea, Inc.	11,116	259,670
	Pepsi Bottling Group, Inc.	13,000	421,460
	PepsiAmericas, Inc.	25,100	611,687
*	Philip Morris International, Inc.	46,200	2,432,892

12

	Pilgrim’s Pride Corp.	26,700	694,200
*	Prestige Brands Holdings, Inc.	39,000	425,490
	PriceSmart, Inc.	10,410	245,051
	Procter & Gamble Co.	74,000	4,887,700
*	Pyramid Breweries, Inc.	3,787	9,657
	Ralcorp Holdings, Inc.	5,800	348,000
#	Reddy Ice Holdings, Inc.	6,700	83,415
*	Redhook Ale Brewery, Inc.	3,700	16,650
#	Reliv International, Inc.	1,800	10,476
* #	Revlon, Inc.	13,629	11,448
	Reynolds American, Inc.	13,300	730,436
* #	Rite Aid Corp.	82,100	184,725
	Rocky Mountain Chocolate Factory, Inc.	630	7,371
#	Ruddick Corp.	17,700	628,881
	Safeway, Inc.	25,100	799,937
	Sanderson Farms, Inc.	7,300	364,489
* #	Sanfilippo (John B.) & Son, Inc.	5,507	51,105
	Sara Lee Corp.	45,700	629,746
	Schiff Nutrition International, Inc.	2,800	17,556
	Seaboard Corp.	128	229,760
*	Seneca Foods Corp. Class A	2,405	50,264
*	Seneca Foods Corp. Class B	954	20,501
* #	Smithfield Foods, Inc.	67,694	2,118,145
	Spartan Stores, Inc.	14,400	345,312
* #	Spectrum Brands, Inc.	31,200	129,792
* #	Star Scientific, Inc.	6,100	11,834
	Stephan Co.	1,500	5,085
	SUPERVALU, Inc.	65,801	2,307,641
	The Kroger Co.	12,400	342,736
*	Tofutti Brands, Inc.	799	2,361
#	Tootsie Roll Industries, Inc.	13,739	352,131
*	TreeHouse Foods, Inc.	22,500	587,925
	Tyson Foods, Inc. Class A	62,500	1,177,500
*	United Natural Foods, Inc.	14,600	310,542
	United-Guardian, Inc.	1,200	13,560
#	Universal Corp.	21,600	1,071,576
* #	USANA Health Services, Inc.	800	20,360
#	Vector Group, Ltd.	8,841	154,452
	Village Super Market, Inc.	835	39,120
	Walgreen Co.	10,100	363,802
	Wal-Mart Stores, Inc.	42,300	2,442,402
#	WD-40 Co.	6,520	225,853
	Weis Markets, Inc.	18,000	621,180
#	Whole Foods Market, Inc.	4,700	136,300
*	Winn-Dixie Stores, Inc.	43,189	779,561
*	Zapata Corp.	4,711	32,647
Total Consumer Staples			63,501,746

Energy — (11.3%)
* #	Abraxas Petroleum Corp.	29,900	133,055
	Adams Resources & Energy, Inc.	3,185	106,283
* #	Allis-Chalmers Energy, Inc.	19,700	338,249
#	Alon USA Energy, Inc.	16,100	246,491
* #	Alpha Natural Resources, Inc.	15,100	1,233,368
*	American Oil & Gas, Inc.	17,700	66,021

13

	Anadarko Petroleum Corp.	52,100	3,905,937
	Apache Corp.	19,300	2,587,358
	Arch Coal, Inc.	8,400	545,244
*	Arena Resources, Inc.	5,100	255,357
	Atlas America, Inc.	12,063	827,884
* #	ATP Oil & Gas Corp.	5,200	221,780
*	Atwood Oceanics, Inc.	3,700	377,067
	Barnwell Industries, Inc.	1,500	20,925
*	Basic Energy Services, Inc.	22,900	658,833
	Berry Petroleum Corp. Class A	10,600	572,400
*	Bill Barret Corp.	14,800	796,684
	BJ Services Co.	9,400	283,880
*	Bois d’Arc Energy, Inc.	36,100	883,728
* #	Bolt Technology Corp.	1,650	33,346
*	Boots & Coots International Well Control, Inc.	21,900	47,085
* #	BPZ Resources, Inc.	7,000	159,180
*	Brigham Exploration Co.	33,162	483,170
*	Bristow Group, Inc.	11,000	574,970
*	Bronco Drilling Co., Inc.	21,315	387,507
	Cabot Oil & Gas Corp.	14,100	849,525
*	Cal Dive International, Inc.	8,301	116,048
*	Callon Petroleum Co.	4,200	108,864
*	Cameron International Corp.	5,600	298,088
#	CARBO Ceramics, Inc.	15,100	720,119
*	Carrizo Oil & Gas, Inc.	5,800	388,368
* #	Cheniere Energy, Inc.	4,400	21,560
	Chesapeake Energy Corp.	48,600	2,661,822
	Chevron Corp.	95,200	9,439,080
	Cimarex Energy Co.	51,000	3,475,140
	CKX Lands, Inc.	1,230	17,417
*	Clayton Williams Energy, Inc.	6,800	641,036
*	CNX Gas Corp.	5,800	241,222
*	Commerce Energy Group, Inc.	1,600	2,688
*	Complete Production Services, Inc.	36,800	1,054,688
*	Comstock Resources, Inc.	32,800	1,881,080
	ConocoPhillips	153,600	14,300,160
	CONSOL Energy, Inc.	2,000	195,120
*	Contango Oil & Gas Co.	2,150	179,632
*	Credo Petroleum Corp.	542	8,770
#	Crosstex Energy, Inc.	4,000	136,520
* #	Dawson Geophysical Co.	3,150	215,113
	Delek US Holdings, Inc.	44,000	573,320
* #	Delta Petroleum Corp.	29,581	653,740
*	Denbury Resources, Inc.	13,200	448,272
	Devon Energy Corp.	37,100	4,301,374
#	Diamond Offshore Drilling, Inc.	3,800	518,472
*	Dresser-Rand Group, Inc.	4,200	169,344
*	Dril-Quip, Inc.	7,700	449,218
* #	Dune Energy, Inc.	20,000	21,400
* #	Edge Petroleum Corp.	13,300	69,958
*	Encore Acquisition Co.	42,400	2,831,896
*	Endeavour International Corp.	16,800	30,408
*	Energy Partners, Ltd.	24,100	361,982
	ENSCO International, Inc.	8,600	617,738
	EOG Resources, Inc.	7,300	938,999

14

* #	Evergreen Energy, Inc.	22,300	49,060
*	Evolution Petroleum Corp.	12,213	74,499
*	EXCO Resources, Inc.	82,400	2,055,056
*	Exterran Holdings, Inc.	6,373	468,543
	Exxon Mobil Corp.	56,300	4,997,188
*	FMC Technologies, Inc.	1,600	114,960
*	Forest Oil Corp.	35,238	2,352,136
	Foundation Coal Holdings, Inc.	3,900	260,247
	Frontier Oil Corp.	5,600	168,616
*	FX Energy, Inc.	5,300	27,719
*	Gasco Energy, Inc.	31,600	120,080
*	Geokinetics, Inc.	731	14,013
*	Geomet, Inc.	96	791
*	GMX Resources, Inc.	5,500	265,485
* #	Goodrich Petroleum Corp.	2,800	119,280
*	Grey Wolf, Inc.	134,100	1,050,003
	Gulf Island Fabrication, Inc.	6,573	271,991
*	Gulfmark Offshore, Inc.	7,600	510,188
*	Gulfport Energy Corp.	8,500	129,285
*	Harvest Natural Resources, Inc.	24,900	277,386
*	Helix Energy Solutions Group, Inc.	19,800	764,874
	Helmerich & Payne, Inc.	40,300	2,524,795
* #	Hercules Offshore, Inc.	900	30,528
	Hess Corp.	16,300	2,001,803
*	HKN, Inc.	4,144	43,678
	Holly Corp.	3,000	127,350
*	Hornbeck Offshore Services, Inc.	16,100	848,470
*	Houston American Energy Corp.	479	3,420
*	Infinity, Inc.	6,720	2,486
* #	James River Coal Co.	7,400	281,866
	Lufkin Industries, Inc.	7,531	600,823
	Marathon Oil Corp.	19,000	976,410
*	Mariner Energy, Inc.	49,771	1,627,512
	Massey Energy Co.	29,700	1,919,214
*	Matrix Service Co.	9,260	223,259
* #	McMoran Exploration Co.	5,600	178,752
*	Meridian Resource Corp.	47,603	105,679
*	Mitcham Industries, Inc.	5,719	121,700
	Murphy Oil Corp.	6,000	555,900
*	NATCO Group, Inc. Class A	3,600	170,172
*	National Coal Corp.	8,000	58,960
*	National-Oilwell, Inc.	11,309	942,266
*	Natural Gas Services Group	8,500	232,985
*	Newfield Exploration Co.	43,600	2,757,264
*	Newpark Resources, Inc.	45,400	320,070
	Noble Energy, Inc.	17,000	1,656,650
	Occidental Petroleum Corp.	22,900	2,105,197
*	Oceaneering International, Inc.	3,400	242,624
*	Oil States International, Inc.	26,300	1,536,446
*	OMNI Energy Services Corp.	6,900	39,054
	Overseas Shipholding Group, Inc.	20,700	1,636,542
* #	Pacific Ethanol, Inc.	15,600	55,224
	Panhandle Royalty Co.	2,500	83,125
*	Parallel Petroleum Corp.	17,100	359,271
*	Parker Drilling Co.	40,900	365,646

15

	Patterson-UTI Energy, Inc.	48,500	1,526,780
	Peabody Energy Corp.	6,800	502,656
	Penn Virginia Corp.	24,800	1,562,896
*	Petrohawk Energy Corp.	68,740	2,019,581
*	Petroleum Development Corp.	9,219	637,033
*	PetroQuest Energy, Inc.	23,100	511,665
*	PHI, Inc. (69336T106)	500	17,795
*	PHI, Inc. (69336T205)	10,103	396,240
*	Pioneer Drilling Co.	37,200	662,532
	Pioneer Natural Resources Co.	54,700	3,926,913
*	Plains Exploration & Production Co.	36,915	2,638,684
* #	PowerSecure International, Inc.	5,200	52,416
*	Pride International, Inc.	36,500	1,603,810
* #	Quest Resource Corp.	9,600	106,656
*	Quicksilver Resources, Inc.	8,200	298,726
	Range Resources Corp.	9,300	611,568
	Rowan Companies, Inc.	16,200	715,230
*	Royale Energy, Inc.	3,000	17,370
	RPC, Inc.	15,550	232,783
*	SEACOR Holdings, Inc.	18,000	1,601,640
	Smith International, Inc.	5,600	441,952
*	Southwestern Energy Co.	9,400	416,796
	Spectra Energy Corp.	4,800	129,696
	St. Mary Land & Exploration Co.	12,700	647,192
*	Stone Energy Corp.	19,900	1,344,842
* #	SulphCo, Inc.	27,300	100,464
	Sunoco, Inc.	6,400	284,608
*	Superior Energy Services, Inc.	12,868	690,883
*	Superior Well Services, Inc.	16,455	407,097
*	Swift Energy Corp.	23,800	1,371,832
*	Syntroleum Corp.	2,427	5,534
* #	T-3 Energy Services, Inc.	7,600	491,872
#	Tesoro Petroleum Corp.	10,600	263,410
* #	Teton Energy Corp.	8,600	47,558
*	TETRA Technologies, Inc.	30,900	664,968
*	TGC Industries, Inc.	8,641	59,882
	Tidewater, Inc.	25,700	1,756,081
* #	Toreador Resources Corp.	6,000	55,320
* #	Transmeridian Exploration, Inc.	9,000	4,050
* #	Trico Marine Services, Inc.	12,400	476,036
* #	Tri-Valley Corp.	5,300	34,450
* #	TXCO Resources, Inc.	29,423	325,713
*	Union Drilling, Inc.	15,703	294,902
*	Unit Corp.	18,600	1,426,434
* #	Uranium Resources, Inc.	13,146	58,500
#	USEC, Inc.	38,018	264,985
* #	VAALCO Energy, Inc.	35,535	261,538
	Valero Energy Corp.	59,500	3,024,980
* #	Verenium Corp.	25,000	60,000
	W&T Offshore, Inc.	39,300	2,191,368
* #	Warren Resources, Inc.	32,565	440,279
*	Westmoreland Coal Co.	1,180	21,795
*	Westside Energy Corp.	7,000	33,810
*	W-H Energy Services, Inc.	9,600	821,088
*	Whiting Petroleum Corp.	18,500	1,730,305
	World Fuel Services Corp.	9,800	236,082
	XTO Energy, Inc.	13,375	850,917
Total Energy			144,890,717

16

Financials — (20.7%)
*	1st Constitution Bancorp	1,375	17,421
	1st Independence Financial Group, Inc.	400	6,804
	1st Source Corp.	14,420	314,933
	21st Century Holding Co.	6,300	64,701
	Abigail Adams National Bancorp, Inc.	687	7,255
	Abington Bancorp, Inc.	4,855	48,696
	Access National Corp.	6,073	45,790
	Advance America Cash Advance Centers, Inc.	20,158	139,897
	Advanta Corp. Class A	6,100	48,190
	Advanta Corp. Class B	10,700	93,090
* #	Affiliated Managers Group, Inc.	1,380	141,450
	Affirmative Insurance Holdings, Inc.	6,000	46,560
	AFLAC, Inc.	11,100	745,143
*	Allegheny Corp.	5,439	2,042,344
	Alliance Bancorp, Inc. of Pennsylvania	3,299	31,340
	Alliance Financial Corp.	920	21,749
	Allstate Corp.	54,890	2,796,097
*	Alphatec Holdings, Inc.	13,610	67,506
*	AmComp, Inc.	389	4,314
	Amcore Financial, Inc.	18,273	179,075
	American Bancorp of New Jersey, Inc.	6,065	68,656
#	American Capital Strategies, Ltd.	62,280	1,992,960
	American Equity Investment Life Holding Co.	23,600	249,452
	American Financial Group, Inc.	77,400	2,308,068
*	American Independence Corp.	1,505	10,023
	American International Group, Inc.	190,030	6,841,080
	American National Bankshares, Inc.	2,740	48,662
	American National Insurance Co.	18,806	2,073,738
	American Physicians Capital, Inc.	1,050	47,796
	American River Bankshares	2,657	36,720
*	American Spectrum Realty, Inc.	200	6,550
	American West Bancorporation	14,171	47,473
*	AmeriCredit Corp.	41,000	557,190
	Ameriprise Financial, Inc.	10,400	491,504
	Ameris Bancorp	5,941	82,461
*	Amerisafe, Inc.	15,500	246,295
* #	AmeriServe Financial, Inc.	17,085	51,084
*	AmTrust Financial Services, Inc.	320	4,787
#	Anchor Bancorp Wisconsin, Inc.	17,583	246,689
	AON Corp.	15,000	707,850
*	Appalachian Bancshares, Inc.	2,100	18,018
	Arrow Financial Corp.	4,617	103,882
#	Asset Acceptance Capital Corp.	24,084	339,344
	Associated Banc-Corp.	84,556	2,309,224
	Assurant, Inc.	24,508	1,667,279
#	ASTA Funding, Inc.	6,500	53,105
	Astoria Financial Corp.	22,100	527,306
*	Atlantic American Corp.	5,179	7,406
	Atlantic Coast Federal Corp.	5,334	46,459
	Auburn National Bancorporation, Inc.	231	5,313

17

*	B of I Holding, Inc.	4,000	27,880
	Baldwin & Lyons, Inc. Class A	489	10,445
	Baldwin & Lyons, Inc. Class B	6,015	130,586
	BancFirst Corp.	10,019	435,125
	Bancorp Rhode Island, Inc.	1,773	58,935
	BancorpSouth, Inc.	25,240	597,431
#	BancTrust Financial Group, Inc.	3,900	39,234
	Bank Mutual Corp.	25,139	278,792
	Bank of America Corp.	402,170	13,677,802
	Bank of Commerce Holdings	2,600	19,630
*	Bank of Florida Corp.	5,891	58,910
	Bank of Granite Corp.	5,325	54,155
	Bank of Hawaii Corp.	4,100	221,810
	Bank of New York Mellon Corp.	51,945	2,313,111
#	Bank of the Ozarks, Inc.	11,800	287,566
#	BankAtlantic Bancorp, Inc. Class A	7,600	13,376
	BankFinancial Corp.	18,576	276,597
#	BankUnited Financial Corp. Class A	9,300	29,295
	Banner Corp.	15,519	282,291
	Bar Harbor Bankshares	896	27,754
	BB&T Corp.	9,582	301,546
	BCB Bancorp, Inc.	2,100	30,324
*	BCSB Bancorp, Inc.	544	6,338
*	Beach First National Bancshares, Inc.	900	9,396
#	Bear Stearns Companies, Inc.	11,500	107,295
	Benjamin Franklin Bancorp, Inc.	3,586	48,411
	Berkshire Bancorp, Inc.	1,025	15,682
	Berkshire Hills Bancorp, Inc.	8,747	221,387
	Beverly Hills Bancorp, Inc.	11,675	29,187
	Beverly National Corp.	1,008	20,664
*	BGC Partners, Inc. Class A	16,065	143,300
	Blackrock, Inc.	6,600	1,484,934
*	BNCCORP., Inc.	700	7,665
	BOK Financial Corp.	24,103	1,403,518
	Boston Private Financial Holdings, Inc.	29,607	249,587
*	Broadopoint Securities Group, Inc.	1,820	4,823
	Brooke Corp.	5,800	6,554
	Brookline Bancorp, Inc.	27,194	273,300
	Brooklyn Federal Bancorp, Inc.	5,826	78,360
	Brown & Brown, Inc.	12,500	243,375
	Bryn Mawr Bank Corp.	2,085	43,889
	C&F Financial Corp.	1,400	40,586
	Cadence Financial Corp.	7,074	98,399
	California First National Bancorp	5,186	50,952
	Camco Financial Corp.	3,400	41,140
	Camden National Corp.	3,719	113,653
	Capital Bank Corp.	2,603	27,097
#	Capital City Bank Group, Inc.	7,848	210,012
#	Capital Corp. of the West	2,291	13,357
	Capital One Financial Corp.	25,648	1,234,182
	Capital Properties, Inc.	154	3,180
	Capital Southwest Corp.	2,100	253,029
	CapitalSouth Bancorp	1,000	3,560
#	Capitol Bancorp, Ltd.	15,200	235,296
#	Capitol Federal Financial	7,012	287,492

18

	Cardinal Financial Corp.	20,664	177,504
	Carrollton Bancorp	170	2,378
	Carver Bancorp, Inc.	500	4,545
	Cascade Financial Corp.	5,500	49,500
	Cash America International, Inc.	17,900	640,104
* #	Cash Systems, Inc.	2,300	874
#	Cathay General Bancorp	39,429	606,418
*	CB Richard Ellis Group, Inc.	4,000	89,840
#	Center Bancorp, Inc.	8,044	77,785
	Center Financial Corp.	11,170	104,551
	Centerstate Banks of Florida, Inc.	4,098	57,413
	Central Bancorp, Inc.	300	4,800
*	Central Jersey Bancorp	603	4,752
#	Central Pacific Financial Corp.	23,200	346,144
	Central Virginia Bankshares, Inc.	1,374	22,813
	Centrue Financial Corp.	1,108	19,922
	Century Bancorp, Inc. Class A	500	9,175
	CFS Bancorp, Inc.	1,879	26,832
	Charter Financial Corp.	243	7,749
	Chemical Financial Corp.	19,257	469,871
*	Chicopee Bancorp, Inc.	3,314	44,308
	Chubb Corp.	37,208	2,000,302
	Cincinnati Financial Corp.	56,078	1,963,852
	CIT Group, Inc.	36,010	360,100
	Citizens Community Bancorp, Inc.	3,415	29,249
	Citizens First Bancorp, Inc.	1,800	13,338
	Citizens First Corp.	1,000	9,450
	Citizens Holding Co.	700	14,175
	Citizens Republic Bancorp, Inc.	19,059	105,587
	Citizens South Banking Corp.	4,793	43,952
* #	Citizens, Inc.	18,192	120,431
	City Holding Co.	9,900	425,898
#	City National Corp.	29,284	1,417,346
#	Clifton Savings Bancorp, Inc.	12,891	131,359
	CNA Financial Corp.	92,800	2,820,192
*	CNA Surety Corp.	30,490	446,069
	CNB Financial Corp.	1,709	24,336
	CoBiz Financial, Inc.	14,100	149,178
	Codorus Valley Bancorp, Inc.	1,838	28,994
#	Cohen & Steers, Inc.	3,400	102,612
*	Colonial Bankshares, Inc.	600	6,360
#	Colony Bankcorp, Inc.	1,300	14,690
	Columbia Bancorp	4,000	45,640
	Columbia Banking System, Inc.	13,523	361,470
#	Comerica, Inc.	45,700	1,699,126
	Comm Bancorp, Inc.	1,000	42,000
* #	Command Security Corp.	2,729	8,323
	Commerce Bancshares, Inc.	13,181	578,910
	Commerce Group, Inc.	26,300	967,051
	Commercial National Financial Corp.	507	7,605
	Commonwealth Bankshares, Inc.	4,636	68,381
* #	Community Bancorp	4,800	38,352
	Community Bank System, Inc.	12,900	311,277
	Community Bankshares, Inc.	2,185	24,745
	Community Capital Corp.	230	2,592

19

	Community Trust Bancorp, Inc.	12,418	380,488
	Community West Bancshares	1,100	9,614
	Compass Diversified Holdings	7,869	107,805
* #	CompuCredit Corp.	16,700	153,306
*	Conseco, Inc.	125,900	1,469,253
#	Consolidated-Tokoma Land Co.	3,900	208,767
*	Consumer Portfolio Services, Inc.	9,802	27,936
	Cooperative Bankshares, Inc.	80	680
*	Core-Mark Holding Co., Inc.	8,417	244,430
#	Corus Bankshares, Inc.	33,770	194,177
*	Cowen Group, Inc.	7,414	58,867
*	Cowlitz Bancorporation	900	8,892
	Crawford & Co. Class A	4,500	23,400
#	Crawford & Co. Class B	6,169	36,891
*	Crescent Financial Corp.	4,650	33,061
	Cullen Frost Bankers, Inc.	19,000	1,062,100
#	CVB Financial Corp.	54,908	582,025
*	Dearborn Bancorp, Inc.	2,114	12,790
	Delphi Financial Group, Inc. Class A	33,300	962,037
#	Delta Financial Corp.	9,262	278
	Dime Community Bancshares	15,797	287,189
	Discover Financial Services	17,250	295,837
*	Dollar Financial Corp.	6,400	127,552
	Donegal Group, Inc. Class A	16,394	293,617
* #	E*TRADE Financial Corp.	19,774	81,073
#	East West Bancorp, Inc.	12,612	166,983
	Eastern Insurance Holdings, Inc.	7,865	128,593
	Eastern Virginia Bankshares, Inc.	2,937	49,488
	Eaton Vance Corp.	1,900	80,845
	ECB Bancorp, Inc.	500	12,505
	EMC Insurance Group, Inc.	701	19,649
	Employers Holdings, Inc.	386	7,369
*	Encore Capital Group, Inc.	19,616	207,341
* #	Enstar Group, Ltd.	300	32,022
	Enterprise Bancorp, Inc.	8	100
#	Enterprise Financial Services Corp.	6,016	120,621
	Erie Indemnity Co.	15,593	798,206
	ESB Financial Corp.	3,229	34,841
	Evans Bancorp, Inc.	468	7,628
*	Exlservice Holdings, Inc.	4,956	98,823
*	EZCORP, Inc. Class A	14,600	184,398
#	F.N.B. Corp.	41,943	628,726
	Farmers Capital Bank Corp.	4,538	112,361
	FBL Financial Group, Inc. Class A	22,300	598,755
	Federal Agriculture Mortgage Corp. Class A	200	3,492
	Federal Agriculture Mortgage Corp. Class C	4,100	118,736
* #	Federal Trust Corp.	500	525
* #	Federal Trust Corp.	500	84
	Federated Investors, Inc.	3,300	121,638
	Fidelity Bancorp, Inc.	517	7,109
	Fidelity National Financial, Inc.	74,387	1,272,018
	Fidelity Southern Corp.	4,007	25,965
	Fifth Third Bancorp	44,717	836,208
#	Financial Federal Corp.	20,150	489,443
	Financial Institutions, Inc.	9,256	170,403

20

* #	First Acceptance Corp.	21,902	71,620
*	First Advantage Bancorp	298	3,540
	First American Corp.	62,900	2,111,553
	First Bancorp	9,841	165,427
	First Bancorp, Inc.	4,267	76,294
*	First Bancshares, Inc.	300	4,260
#	First Busey Corp.	30,415	554,161
*	First California Financial Group, Inc.	2,300	18,791
*	First Cash Financial Services, Inc.	10,827	166,628
#	First Charter Corp.	10,715	329,808
	First Citizens BancShares, Inc.	3,400	542,096
	First Commonwealth Financial Corp.	62,300	699,006
	First Community Bancshares, Inc.	4,692	159,481
	First Defiance Financial Corp.	3,421	66,162
	First Federal Bancshares of Arkansas, Inc.	3,131	39,231
	First Federal Bankshares, Inc.	700	7,700
	First Federal of Northern Michigan Bancorp, Inc.	600	4,086
#	First Financial Bancorp	19,435	221,365
#	First Financial Bankshares, Inc.	10,400	476,320
	First Financial Corp.	10,862	355,730
	First Financial Holdings, Inc.	6,301	158,029
	First Financial Service Corp.	770	16,301
#	First Horizon National Corp.	5,418	51,959
*	First Keystone Financial, Inc.	452	5,040
	First M&F Corp.	4,555	63,679
#	First Marblehead Corp.	12,350	40,631
*	First Mariner Bancorp, Inc.	1,155	4,643
	First Merchants Corp.	7,300	180,675
*	First Mercury Financial Corp.	199	3,514
	First Midwest Bancorp, Inc.	39,366	1,027,453
	First Niagara Financial Group, Inc.	85,353	1,209,452
	First PacTrust Bancorp, Inc.	2,422	38,679
	First Place Financial Corp.	8,019	102,082
*	First Regional Bancorp	8,800	93,896
	First Security Group, Inc.	9,714	76,158
#	First South Bancorp, Inc.	3,933	75,750
	First State Bancorporation	14,460	112,065
#	First State Financial Corp.	539	3,972
	First United Corp.	3,656	67,928
	First West Virginia Bancorp, Inc.	305	4,651
	Firstbank Corp.	1,632	20,567
*	FirstCity Financial Corp.	6,800	29,648
	FirstMerit Corp.	52,900	1,069,109
#	Flagstar Bancorp, Inc.	25,500	121,125
	Flushing Financial Corp.	17,600	345,312
	FNB United Corp.	4,750	47,785
	Forest City Enterprises, Inc. Class A	2,000	80,000
	Forest City Enterprises, Inc. Class B	300	12,000
*	Forestar Real Estate Group, Inc.	1,700	42,500
*	Fox Chase Bancorp Inc.	332	4,167
*	FPIC Insurance Group, Inc.	1,700	77,367
* #	Franklin Bank Corp.	4,800	4,896
* #	Franklin Credit Management Corp.	2,184	2,064
#	Frontier Financial Corp.	16,864	247,901
#	Fulton Financial Corp.	104,868	1,323,434

21

*	FX Real Estate & Entertainment, Inc.	3,380	13,216
*	GAINSCO, Inc.	4,900	17,738
	Gallagher (Arthur J.) & Co.	9,100	232,323
	GAMCO Investors, Inc.	2,600	138,034
	Gateway Financial Holdings, Inc.	5,727	56,869
	Genworth Financial, Inc.	160,400	3,544,840
	German American Bancorp, Inc.	6,631	82,755
	GFI Group, Inc.	4,400	52,096
#	Glacier Bancorp, Inc.	26,700	553,758
*	Golfsmith International Holdings, Inc.	1,000	2,150
	Gouverneur Bancorp, Inc.	1,200	10,290
#	Great Southern Bancorp, Inc.	5,749	66,401
	Greater Community Bancorp	1,012	17,609
#	Greene Bancshares, Inc.	10,632	205,942
#	Greenhill & Co., Inc.	2,100	126,525
	Grubb & Ellis Co.	9,200	52,624
	GS Financial Corp.	727	12,868
*	Guaranty Bancorp	45,227	270,910
	Guaranty Federal Bancshares, Inc.	1,784	39,605
*	Guaranty Financial Group, Inc.	1,700	10,710
#	Habersham Bancorp	202	1,677
*	Hallmark Financial Services, Inc.	15,800	200,660
#	Hancock Holding Co.	16,000	711,840
	Hanmi Financial Corp.	21,100	135,040
	Hanover Insurance Group, Inc.	35,148	1,620,323
	Harleysville Group, Inc.	22,092	861,809
#	Harleysville National Corp.	19,213	260,528
	Harleysville Savings Financial Corp.	1,291	15,815
	Harrington West Financial Group, Inc.	2,606	14,620
*	Harris & Harris Group, Inc.	7,800	62,166
	Hartford Financial Services Group, Inc.	30,700	2,181,849
	Hawthorn Bancshares, Inc.	408	11,016
	HCC Insurance Holdings, Inc.	67,600	1,609,556
#	Heartland Financial USA, Inc.	3,972	92,945
	Hercules Technology Growth Capital, Inc.	334	3,464
	Heritage Commerce Corp.	5,700	90,744
	Heritage Financial Corp.	1,991	33,389
	Heritage Financial Group	4,875	60,547
	HF Financial Corp.	2,042	36,143
	Hilb Rogal Hamilton Co.	30,226	935,797
	Hingham Institution for Savings	189	5,434
	HMN Financial, Inc.	987	16,384
	Home Bancshares, Inc.	8,486	195,178
	Home Federal Bancorp, Inc.	7,154	83,702
	HopFed Bancorp, Inc.	550	7,617
	Horace Mann Educators Corp.	10,800	175,932
	Horizon Bancorp	395	8,690
	Horizon Financial Corp.	7,932	85,824
*	HouseValues, Inc.	4,700	12,831
	Hudson City Bancorp, Inc.	69,632	1,239,450
#	Huntington Bancshares, Inc.	63,655	567,166
	IBERIABANK Corp.	10,918	575,815
	IBT Bancorp, Inc.	1,000	30,950
	Imperial Capital Bancorp, Inc.	600	6,012
	Independence Holding Co.	7,356	100,704

22

	Independent Bank Corp. (MA)	8,300	243,190
#	Independent Bank Corp. (MI)	5,774	34,702
	Indiana Community Bancorp	1,063	23,173
	Infinity Property & Casualty Corp.	5,200	209,664
	Integra Bank Corp.	20,434	293,637
*	IntercontinentalExchange, Inc.	200	27,640
	International Bancshares Corp.	41,609	1,054,372
	Intervest Bancshares Corp.	5,400	47,358
*	Investment Technology Group, Inc.	9,700	408,370
*	Investors Bancorp, Inc.	55,000	785,950
	Investors Capital Holdings, Ltd.	2,848	12,816
	Investors Title Co.	1,068	51,552
	Irwin Financial Corp.	8,700	35,757
	Janus Capital Group, Inc.	24,100	698,900
#	Jefferies Group, Inc.	22,500	405,000
	Jefferson Bancshares, Inc.	2,270	20,975
* #	Jesup & Lamont, Inc.	1,800	2,304
#	Jones Lang LaSalle, Inc.	2,700	190,188
	JPMorgan Chase & Co.	333,480	14,339,640
*	KBW, Inc.	148	3,644
	Kearny Financial Corp.	38,675	450,177
	Kentucky First Federal Bancorp	540	5,346
	KeyCorp	95,661	1,862,520
#	K-Fed Bancorp	4,631	52,701
*	Knight Capital Group, Inc.	43,500	774,735
*	LaBranche & Co., Inc.	4,900	32,830
	Lakeland Bancorp, Inc.	21,900	322,806
	Lakeland Financial Corp.	8,847	211,709
	LandAmerica Financial Group, Inc.	1,700	50,626
	Landmark Bancorp, Inc.	441	11,021
	Legacy Bancorp, Inc.	6,832	92,232
	Legg Mason, Inc.	47,700	2,566,737
#	Lehman Brothers Holdings, Inc.	8,400	309,204
	Leucadia National Corp.	16,200	879,660
#	Life Partners Holdings, Inc.	2,441	53,580
	Lincoln Bancorp	982	11,774
	Lincoln National Corp.	20,980	1,157,257
*	Liquidity Services, Inc.	12,100	134,310
	LNB Bancorp, Inc.	3,340	36,740
	Loews Corp.	20,850	1,033,534
* #	Loopnet, Inc.	2,800	36,764
	LSB Corp.	2,282	36,284
	LSB Financial Corp.	426	7,881
#	M&T Bank Corp.	38,800	3,362,408
#	Macatawa Bank Corp.	7,736	69,547
	MainSource Financial Group, Inc.	18,515	310,682
*	Markel Corp.	600	242,790
*	MarketAxess Holdings, Inc.	14,812	115,830
*	Marlin Business Services, Inc.	5,108	36,471
	Marsh & McLennan Companies, Inc.	26,000	707,980
	Marshall & Ilsley Corp.	107,987	2,509,618
	MASSBANK Corp.	1,620	63,796
	Mayflower Bancorp, Inc.	325	3,479
	MB Financial, Inc.	27,140	772,676
#	MBT Financial Corp.	8,765	74,152

23

	MCG Capital Corp.	51,900	297,387
	Meadowbrook Insurance Group, Inc.	35,800	245,946
	Medallion Financial Corp.	1,600	15,440
#	Mercantile Bancorp, Inc.	1,710	27,360
	Mercantile Bank Corp.	1,506	12,665
	Mercer Insurance Group, Inc.	4,014	71,650
	Merchants Bancshares, Inc.	3,061	70,342
#	Mercury General Corp.	36,400	1,851,304
	Merrill Lynch & Co., Inc.	8,868	389,483
	Meta Financial Group, Inc.	50	1,249
	MetLife, Inc.	73,840	4,432,615
	MetroCorp Bancshares, Inc.	5,373	69,043
	MFB Corp.	170	4,592
	MicroFinancial, Inc.	6,400	23,552
	Mid Penn Bancorp, Inc.	536	13,990
	MidSouth Bancorp, Inc.	2,991	58,175
	Midwest Banc Holdings, Inc.	23,014	202,063
	MidWestOne Financial Group, Inc.	683	10,423
	Monroe Bancorp	239	3,109
	Morgan Stanley	45,100	1,994,773
*	Move, Inc.	18,504	55,697
	MutualFirst Financial, Inc.	854	8,711
	Nara Bancorp, Inc.	26,100	331,992
*	Nasdaq Stock Market, Inc.	18,700	655,061
*	National Atlantic Holdings Corp.	2,200	13,332
#	National City Corp.	54,896	320,593
#	National Financial Partners Corp.	13,800	336,996
	National Interstate Corp.	10,752	246,866
	National Penn Bancshares, Inc.	64,245	1,099,874
	National Security Group, Inc.	143	2,261
	National Western Life Insurance Co. Class A	1,224	288,595
	Nationwide Financial Services, Inc.	11,520	587,866
	Naugatuck Valley Financial Corp.	126	1,197
*	Navigators Group, Inc.	11,789	595,227
	NBT Bancorp, Inc.	16,587	406,713
	Nelnet, Inc. Class A	14,700	193,893
*	New Concept Energy, Inc.	228	1,760
	New England Bancshares, Inc.	2,706	29,631
	New Hampshire Thrift Bancshares, Inc.	2,080	24,835
	New Westfield Financial, Inc.	15,528	152,485
	New York Community Bancorp, Inc.	106,394	2,183,205
	NewAlliance Bancshares, Inc.	92,500	1,239,500
	NewBridge Bancorp	4,146	38,350
*	Newtek Business Services, Inc.	10,700	11,021
*	NexCen Brands, Inc.	19,400	12,806
*	Nexity Financial Corp.	1,539	8,588
	North Valley Bancorp	1,300	11,869
	Northeast Bancorp	400	5,800
	Northeast Community Bancorp, Inc.	6,697	77,685
	Northern Trust Corp.	5,300	402,800
	Northrim Bancorp, Inc.	3,849	72,169
#	Northwest Bancorp, Inc.	28,535	699,964
	NYMAGIC, Inc.	4,100	93,111
	NYSE Euronext	4,500	287,640
#	Ocean Shore Holding Co.	6,810	69,802

24

	OceanFirst Financial Corp.	7,535	154,694
	Odyssey Re Holdings Corp.	47,000	1,764,380
	Ohio Valley Banc Corp.	778	19,450
#	Old National Bancorp	52,400	915,952
	Old Republic International Corp.	182,689	2,749,469
#	Old Second Bancorp, Inc.	5,460	103,685
	optionsXpress Holding, Inc.	7,600	173,584
*	Oritani Financial Corp.	30	468
	PAB Bankshares, Inc.	2,700	31,212
#	Pacific Capital Bancorp	27,700	552,338
	Pacific Continental Corp.	3,975	59,347
	Pacific Mercantile Bancorp	8,108	74,107
*	Pacific Premier Bancorp, Inc.	2,106	15,268
*	Pacific State Bancorp	400	4,000
	PacWest Bancorp	22,100	465,868
	Pamrapo Bancorp, Inc.	1,160	17,412
	Park Bancorp, Inc.	200	4,039
#	Park National Corp.	11,130	789,117
	Parkvale Financial Corp.	2,656	69,667
	Patriot National Bancorp	1,200	18,300
#	Peapack-Gladstone Financial Corp.	3,912	108,949
*	Penn Treaty American Corp.	19,100	95,500
	Penns Woods Bancorp, Inc.	802	24,389
*	Pennsylvania Commerce Bancorp, Inc.	3,590	96,427
*	Penson Worldwide, Inc.	733	9,822
	Peoples Bancorp of North Carolina	3,297	45,334
	Peoples Bancorp, Inc.	7,683	182,010
	Peoples Bancorp, Inc.	1,500	20,700
	Peoples Community Bancorp	899	2,598
	People’s United Financial, Inc.	10,410	172,077
*	Philadelphia Consolidated Holding Corp.	19,600	730,100
*	Pico Holdings, Inc.	13,700	568,002
	Pinnacle Bancshares, Inc.	200	2,040
*	Pinnacle Financial Partners, Inc.	13,254	356,400
*	Piper Jaffray Companies, Inc.	2,000	76,000
*	PMA Capital Corp. Class A	15,119	150,888
	PNC Financial Services Group, Inc.	6,074	390,254
	Porter Bancorp, Inc.	305	5,475
* #	Portfolio Recovery Associates, Inc.	5,919	243,212
#	Preferred Bank	5,000	44,600
	Premier Financial Bancorp, Inc.	1,782	20,475
	Presidential Life Corp.	1,900	33,478
	Princeton National Bancorp, Inc.	1,564	43,683
	Principal Financial Group, Inc.	13,080	704,750
#	PrivateBancorp, Inc.	9,700	367,436
*	ProAssurance Corp.	25,900	1,326,857
	ProCentury Corp.	9,900	174,339
	Progressive Corp.	16,600	332,996
	Prosperity Bancshares, Inc.	34,900	1,114,706
	Protective Life Corp.	47,900	2,010,842
	Providence Community Bancshares, Inc.	300	4,276
	Provident Bankshares Corp.	14,967	143,085
	Provident Financial Holdings, Inc.	2,000	25,860
	Provident Financial Services, Inc.	43,800	688,974
#	Provident New York Bancorp	24,816	322,856

25

*	Prudential Bancorp, Inc. of Pennsylvania	5,398	64,884
	Prudential Financial, Inc.	12,400	926,280
	PSB Holdings, Inc.	3,137	29,253
	Pulaski Financial Corp.	5,888	66,829
#	QC Holdings, Inc.	9,200	76,360
#	Radian Group, Inc.	9,800	56,154
	Rainier Pacific Financial Group, Inc.	4,720	61,454
	Raymond James Financial, Inc.	15,650	465,587
#	Regions Financial Corp.	36,093	643,177
	Reinsurance Group of America, Inc.	42,472	2,183,910
#	Renasant Corp.	20,593	478,169
	Republic Bancorp, Inc. Class A	5,496	136,850
*	Republic First Bancorp, Inc.	1,980	9,227
#	Resource America, Inc.	6,100	61,244
*	Rewards Network, Inc.	21,800	109,000
	Riverview Bancorp, Inc.	5,024	44,814
	RLI Corp.	15,300	782,442
	Rockville Financial, Inc.	10,790	149,334
*	Roma Financial Corp.	422	6,254
	Rome Bancorp, Inc.	3,424	40,061
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	46,409
	Rurban Financial Corp.	3,194	33,888
	S&T Bancorp, Inc.	12,200	396,622
#	S.Y. Bancorp, Inc.	8,145	205,498
	SAFECO Corp.	34,328	2,299,976
	Safety Insurance Group, Inc.	13,393	517,773
	Salisbury Bancorp, Inc.	306	10,098
	Sanders Morris Harris Group, Inc.	16,057	117,216
#	Sandy Spring Bancorp, Inc.	10,458	276,928
	SCBT Financial Corp.	4,200	139,860
*	SCPIE Holdings, Inc.	4,700	129,720
*	Seabright Insurance Holdings	20,615	315,822
#	Seacoast Banking Corp. of Florida	9,176	98,642
#	Security Bank Corp.	6,021	33,115
*	Security National Financial Corp. Class A	551	2,441
	Selective Insurance Group, Inc.	43,565	953,202
	Shore Bancshares, Inc.	2,014	47,752
	Shore Financial Corp.	400	8,800
	SI Financial Group, Inc.	2,498	24,505
	Siebert Financial Corp.	9,393	32,782
#	Sierra Bancorp	6,284	138,437
*	Signature Bank	18,100	516,574
	Simmons First National Corp. Class A	7,748	235,772
#	Smithtown Bancorp, Inc.	4,840	99,752
	Somerset Hills Bancorp	563	5,915
#	South Financial Group, Inc.	38,579	212,570
	South Street Financial Corp.	400	2,318
*	Southcoast Financial Corp.	3,205	46,088
	Southern Community Financial Corp.	6,493	46,490
*	Southern Connecticut Bancorp, Inc.	700	4,970
*	Southern First Bancshares, Inc.	1,865	24,972
	Southern Missouri Bancorp, Inc.	538	7,909
#	Southside Bancshares, Inc.	5,502	120,439
	Southwest Bancorp, Inc.	10,800	183,168
	Southwest Georgia Financial Corp.	1,500	27,450

26

#	Sovereign Bancorp, Inc.	79,500	726,630
	StanCorp Financial Group, Inc.	16,250	893,587
	State Auto Financial Corp.	33,689	928,132
	State Bancorp, Inc.	6,787	94,679
	State Street Corp.	9,124	657,110
	StellarOne Corp.	4,453	76,948
	Sterling Bancorp	7,766	113,927
	Sterling Bancshares, Inc.	36,379	371,793
	Sterling Financial Corp.	23,400	207,792
	Stewart Information Services Corp.	7,900	186,835
*	Stifel Financial Corp.	8,800	502,392
* #	Stratus Properties, Inc.	5,927	157,006
	Student Loan Corp.	2,502	300,240
#	Suffolk Bancorp	5,899	198,560
*	Sun American Bancorp	2,120	7,547
*	Sun Bancorp, Inc.	19,632	214,774
	SunTrust Banks, Inc.	39,815	2,078,741
*	Superior Bancorp	3,990	59,092
	Susquehanna Bancshares, Inc.	57,262	1,102,293
	Sussex Bancorp	1,024	10,250
* #	SVB Financial Group	19,867	1,018,184
	SWS Group, Inc.	2,100	38,808
#	Synovus Financial Corp.	122,300	1,405,227
	T. Rowe Price Group, Inc.	6,500	376,480
	Taylor Capital Group, Inc.	9,048	116,267
	TCF Financial Corp.	11,600	191,632
*	TD Ameritrade Holding Corp.	20,686	374,623
	Team Financial, Inc.	200	1,610
	Teche Holding Co.	471	16,956
*	Tejon Ranch Co.	2,500	99,775
#	Temecula Valley Bancorp, Inc.	3,347	20,149
*	Tennessee Commerce Bancorp, Inc.	2,100	36,561
*	Texas Capital Bancshares, Inc.	11,500	208,380
	TF Financial Corp.	1,506	36,490
*	The Bancorp, Inc.	4,700	50,055
#	The Colonial BancGroup, Inc.	72,514	444,511
	The Goldman Sachs Group, Inc.	7,300	1,287,793
*	The Intergroup Corp.	235	4,130
	The Phoenix Companies, Inc.	8,800	89,144
	The Savannah Bancorp, Inc.	1,871	29,393
#	The St. Joe Corp.	3,600	138,168
	The Travelers Companies, Inc.	69,400	3,456,814
#	The Wilber Corp.	4,900	42,630
	Thomas Properties Group, Inc.	8,941	92,629
*	Thomas Weisel Partners Group, Inc.	20,729	141,372
#	TIB Financial Corp.	4,400	28,204
*	Tidelands Bancshares, Inc.	2,116	19,573
	TierOne Corp.	4,900	35,133
	Timberland Bancorp, Inc.	2,484	27,274
	Tompkins Financial Corp.	4,230	192,042
	Torchmark Corp.	7,700	488,257
	Tower Financial Corp.	1,049	9,850
	Tower Group, Inc.	10,000	260,700
*	Tradestation Group, Inc.	16,400	172,692
	Transatlantic Holdings, Inc.	21,200	1,370,580

27

* #	Triad Guaranty, Inc.	3,700	8,177
#	Trico Bancshares	12,552	206,857
	TrustCo Bank Corp. (NY)	32,400	283,824
	Trustmark Corp.	46,300	924,148
	U.S. Bancorp	40,463	1,342,967
#	UCBH Holdings, Inc.	68,512	334,339
	UMB Financial Corp.	27,396	1,429,249
#	Umpqua Holdings Corp.	48,595	677,414
	Union Bankshares Corp.	11,135	223,257
	Union Bankshares, Inc.	1,000	19,700
	UnionBanCal Corp.	68,600	3,434,116
	United Bancshares, Inc.	1,876	24,857
	United Bankshares, Inc.	15,128	429,484
*	United Capital Corp.	2,863	65,849
#	United Community Banks, Inc.	13,000	135,980
	United Community Financial Corp.	8,800	53,416
	United Financial Bancorp, Inc.	8,510	104,077
	United Fire & Casualty Co.	13,087	472,310
*	United PanAm Financial Corp.	6,500	24,115
	United Security Bancshares, Inc. (911459105)	600	10,536
#	United Security Bancshares, Inc. (911460103)	4,600	68,586
	United Western Bancorp, Inc.	6,044	104,319
	Unitrin, Inc.	53,220	1,846,734
	Unity Bancorp, Inc.	3,270	25,735
*	Universal American Corp.	36,820	425,271
	Universal Insurance Holdings, Inc.	13,000	44,200
#	Univest Corporation of Pennsylvania	10,516	258,273
	Unum Group	161,075	3,878,686
#	Valley National Bancorp	19,890	350,266
	ViewPoint Financial Group	196	3,173
#	Vineyard National Bancorp Co.	4,150	12,574
*	Virginia Commerce Bancorp, Inc.	8,822	53,373
	VIST Financial Corp.	3,772	63,256
	W. R. Berkley Corp.	52,500	1,422,225
*	Waccamaw Bankshares, Inc.	372	3,434
#	Wachovia Corp.	73,657	1,753,037
	Waddell & Reed Financial, Inc.	2,700	95,472
	Wainwright Bank & Trust Co.	5,467	59,426
	Washington Banking Co.	1,500	19,530
#	Washington Federal, Inc.	51,312	1,148,876
	Washington Trust Bancorp, Inc.	8,351	197,668
* #	Wauwatosa Holdings, Inc.	18,709	244,527
	Wayne Savings Bancshares, Inc.	1,484	13,801
	Webster Financial Corp.	42,300	1,098,531
	Wells Fargo & Co.	147,042	4,053,948
	Wesbanco, Inc.	17,415	383,130
	Wesco Financial Corp.	2,680	1,141,680
#	West Bancorporation	12,336	148,032
	West Coast Bancorp	7,300	84,461
#	Westamerica Bancorporation	12,600	699,300
* #	Western Alliance Bancorp	10,080	106,747
	Westwood Holdings Group, Inc.	838	34,375
	White Mountains Insurance Group, Ltd.	3,900	1,860,300
*	White River Capital, Inc.	1,800	22,887
	Whitney Holding Corp.	53,573	1,217,179

28

	Willow Financial Bancorp, Inc.	9,984	95,946
#	Wilmington Trust Corp.	18,700	615,978
	Wilshire Bancorp, Inc.	4,900	43,757
	Wintrust Financial Corp.	22,599	704,637
*	World Acceptance Corp.	5,900	260,898
	WSB Holdings, Inc.	4,002	23,412
	WSFS Financial Corp.	600	30,570
	WVS Financial Corp.	400	6,492
	Yadkin Valley Financial Corp.	9,000	136,710
	Zenith National Insurance Corp.	28,300	1,141,905
#	Zions Bancorporation	39,700	1,710,673
* #	ZipRealty, Inc.	10,959	52,713
Total Financials			263,995,092

Health Care — (7.2%)
*	Abaxis, Inc.	4,600	135,194
* #	Abiomed, Inc.	19,900	294,122
*	Abraxis Bioscience, Inc.	1,325	86,045
* #	Acadia Pharmaceuticals, Inc.	11,573	101,842
*	Accelr8 Technology Corp.	2,200	10,164
* #	Accentia Biopharmaceuticals, Inc.	5,800	5,916
*	Achillion Pharmaceuticals, Inc.	7,300	22,338
* #	Acusphere, Inc.	9,205	6,075
*	Adolor Corp.	16,214	91,933
* #	Advanced Life Sciences Holdings, Inc.	5,900	6,018
* #	Advanced Medical Optics, Inc.	19,142	463,619
* #	ADVENTRX Pharmaceuticals, Inc.	14,863	6,614
	Aetna, Inc.	23,068	1,087,887
* #	Affymetrix, Inc.	29,927	360,920
*	Air Methods Corp.	5,360	206,574
* #	Akorn, Inc.	22,086	104,908
*	Albany Molecular Research, Inc.	14,500	202,710
*	Alexion Pharmaceuticals, Inc.	2,500	178,375
*	Alexza Pharmaceuticals, Inc.	11,594	59,361
* #	Align Technology, Inc.	5,600	73,752
*	Alkermes, Inc.	8,000	101,360
*	Alliance Imaging, Inc.	11,700	98,631
*	Allied Healthcare International, Inc.	20,400	35,904
*	Allied Healthcare Products, Inc.	2,858	20,778
*	Allion Healthcare, Inc.	15,800	94,484
*	Allos Therapeutics, Inc.	9,400	59,596
*	Allscripts Healthcare Solutions, Inc.	6,400	79,552
*	Almost Family, Inc.	754	18,405
* #	Alnylam Pharmaceuticals, Inc.	9,459	273,176
	Alpharma, Inc. Class A	27,500	692,725
*	Amag Pharmaceuticals, Inc.	1,000	40,000
*	Amedisys, Inc.	9,467	481,018
*	America Services Group, Inc.	3,797	34,211
* #	American Dental Partners, Inc.	7,630	91,713
* #	American Medical Systems Holdings, Inc.	12,400	187,364
	American Shared Hospital Services	900	2,250
*	AMERIGROUP Corp.	42,400	1,170,664
	AmerisourceBergen Corp.	10,400	429,832
*	Amgen, Inc.	22,150	975,264
*	AMICAS, Inc.	19,787	54,414

29

*	AMN Healthcare Services, Inc.	15,576	271,178
*	Amsurg Corp.	15,367	419,212
* #	Amylin Pharmaceuticals, Inc.	1,100	34,947
*	Anadys Pharmaceuticals, Inc.	41	119
	Analogic Corp.	5,200	348,504
*	Anesiva, Inc.	10,129	35,553
*	AngioDynamics, Inc.	17,211	266,598
*	Anika Therapeutics, Inc.	3,200	27,840
* #	Antigenics, Inc.	8,100	18,711
*	APP Pharmaceuticals, Inc.	20,127	266,884
	Applera Corp. - Applied Biosystems Group	7,700	267,652
*	Applera Corp. - Celera Group	34,800	448,224
*	Apria Healthcare Group, Inc.	34,700	584,695
* #	Arcadia Resources, Inc.	13,100	9,825
*	Arena Pharmaceuticals, Inc.	71,631	367,467
*	Ariad Pharmaceuticals, Inc.	10,031	25,880
* #	Arqule, Inc.	28,700	122,836
*	Array BioPharma, Inc.	11,800	73,396
*	Arrhythmia Research Technology, Inc.	600	3,456
* #	Arthrocare Corp.	6,000	264,660
* #	Aspect Medical Systems, Inc.	4,988	26,686
*	Assisted Living Concepts, Inc.	13,186	88,346
*	AtriCure, Inc.	3,600	35,316
	Atrion Corp.	234	24,689
*	ATS Medical, Inc.	14,500	31,900
* #	Auxilium Pharmaceuticals, Inc.	4,100	130,544
*	Avalon Pharmaceuticals, Inc.	6,200	10,478
* #	AVANIR Pharmaceuticals Class A	6,875	8,250
* #	AVANT Immunotherapeutics, Inc.	90	1,261
* #	AVI BioPharma, Inc.	11,538	16,153
*	Avigen, Inc.	10,400	30,888
	Bard (C.R.), Inc.	3,500	319,200
*	Barr Laboratories, Inc.	7,000	306,600
* #	Barrier Therapeutics, Inc.	7,900	19,434
	Beckman Coulter, Inc.	5,100	353,889
*	Bentley Pharmaceuticals, Inc.	9,300	145,638
*	Bioanalytical Systems, Inc.	1,915	8,617
* #	BioCryst Pharmaceuticals, Inc.	25,800	75,852
*	Biogen Idec, Inc.	8,070	506,392
*	Bio-Imaging Technologies, Inc.	3,275	26,691
*	BioLase Technology, Inc.	2,700	8,775
*	BioMarin Pharmaceutical, Inc.	7,800	297,726
*	BioMimetic Therapeutics, Inc.	5,600	66,920
*	Bio-Rad Laboratories, Inc. Class A	2,800	250,544
*	Bio-Rad Laboratories, Inc. Class B	1,200	107,640
*	Bio-Reference Laboratories, Inc.	3,375	83,835
*	BioSante Pharmaceuticals, Inc.	3,660	14,603
*	BioScrip, Inc.	25,532	109,532
*	BioSphere Medical, Inc.	1,800	6,318
*	Boston Scientific Corp.	54,400	722,976
* #	Bovie Medical Corp.	1,900	14,782
#	Brookdale Senior Living, Inc.	16,900	445,822
*	Bruker BioSciences Corp.	13,400	155,976
* #	BSD Medical Corp.	4,900	36,603
* #	Caliper Life Sciences, Inc.	19,459	69,663

30

	Cambrex Corp.	8,780	53,997
*	Candela Corp.	8,200	20,418
*	Cantel Medical Corp.	13,400	143,380
*	Capital Senior Living Corp.	21,649	174,058
*	Caraco Pharmaceutical Laboratories, Ltd.	4,208	72,462
*	Cardiac Science Corp.	16,662	157,289
	Cardinal Health, Inc.	7,800	441,012
*	Celgene Corp.	2,844	173,086
* #	Cell Genesys, Inc.	9,300	32,922
* #	Cell Therapeutics, Inc.	4,400	2,609
*	Celsion Corp.	1,400	6,244
*	Centene Corp.	27,500	580,525
*	Cephalon, Inc.	3,108	210,443
*	Cepheid, Inc.	13,400	352,688
* #	Cerner Corp.	2,700	122,499
*	Cerus Corp.	21,800	107,692
*	Chad Therapeutics, Inc.	700	182
*	Charles River Laboratories International, Inc.	7,700	494,956
	Chemed Corp.	5,900	213,698
	Cigna Corp.	5,500	223,300
* #	Clinical Data, Inc.	5,811	111,106
* #	Columbia Laboratories, Inc.	6,950	26,410
*	Combinatorx, Inc.	23,075	84,224
*	Community Health Systems, Inc.	62,200	2,241,066
	Computer Programs & Systems, Inc.	2,467	49,217
* #	Conceptus, Inc.	7,400	140,452
*	Conmed Corp.	23,400	624,546
*	Continucare Corp.	28,467	62,627
	Cooper Companies, Inc.	34,100	1,379,345
*	Corvel Corp.	4,700	169,247
*	Covance, Inc.	2,300	188,554
*	Coventry Health Care, Inc.	9,900	455,697
* #	Critical Therapeutics, Inc.	17,000	5,270
*	Cross Country Healthcare, Inc.	14,900	230,503
*	CryoCor, Inc.	2,100	2,835
*	CryoLife, Inc.	6,400	74,112
*	Cubist Pharmaceuticals, Inc.	6,400	121,984
*	Curis, Inc.	14,000	20,580
*	Cutera, Inc.	5,300	54,272
* #	CV Therapeutics, Inc.	8,800	77,704
*	Cyberonics, Inc.	3,600	63,828
*	Cyclacel Pharmaceuticals, Inc.	8,946	18,697
*	Cynosure, Inc. Class A	5,500	134,915
*	Cypress Bioscience, Inc.	22,700	184,778
*	Cytokinetics, Inc.	18,600	74,772
*	Cytomedix, Inc.	3,900	2,652
*	Cytori Therapeutics, Inc.	2,800	21,056
	Datascope Corp.	10,950	467,784
*	DaVita, Inc.	6,800	352,784
*	Daxor Corp.	2,100	30,712
* #	Dendreon Corp.	14,400	74,880
	Dentsply International, Inc.	5,200	210,808
*	DepoMed, Inc.	11,300	44,522
* #	Dexcom, Inc.	7,000	55,230
*	Dialysis Corporation of America	1,698	12,395

31

*	Digirad Corp.	7,400	16,576
*	Dionex Corp.	1,398	101,942
* #	Discovery Laboratories, Inc.	11,500	21,505
*	Durect Corp.	8,600	39,990
*	DUSA Pharmaceuticals, Inc.	5,000	9,900
*	Dyax Corp.	26,547	97,693
*	Dynavax Technologies Corp.	10,600	17,172
*	Eclipsys Corp.	6,400	130,560
*	Edwards Lifesciences Corp.	6,100	352,031
*	Elite Pharmaceuticals, Inc.	2,100	1,323
*	Emageon, Inc.	4,900	11,270
*	Emergent Biosolutions, Inc.	3,058	32,873
*	Emeritus Corp.	28,700	609,301
*	Emisphere Technologies, Inc.	5,200	9,568
*	Encision, Inc.	800	1,840
*	Endo Pharmaceuticals Holdings, Inc.	3,100	76,384
*	Endologix, Inc.	20,585	54,139
*	Entremed, Inc.	1,700	1,223
*	Enzo Biochem, Inc.	7,800	76,674
* #	Enzon Pharmaceuticals, Inc.	11,400	100,320
* #	EPIX Pharmaceuticals, Inc.	4,200	9,198
*	eResearch Technology, Inc.	10,800	172,692
*	etrials Worldwide, Inc.	5,500	9,185
* #	ev3, Inc.	15,824	157,449
*	Evotec AG Sponsored ADR	6,799	26,312
*	Exact Sciences Corp.	5,900	11,682
*	Exactech, Inc.	4,990	132,684
*	Exelixis, Inc.	10,100	63,832
* #	Farville, Inc.	12,411	1,210
*	Five Star Quality Care, Inc.	15,400	103,180
*	Forest Laboratories, Inc.	16,900	606,879
* #	Genitope Corp.	26,864	2,686
* #	Genomic Health, Inc.	7,100	122,830
*	Gen-Probe, Inc.	1,900	108,186
*	Gentiva Health Services, Inc.	17,745	357,384
* #	GenVec, Inc.	9,800	17,542
*	Genzyme Corp.	4,000	273,840
* #	Geron Corp.	29,800	126,650
*	Greatbatch, Inc.	10,500	196,875
* #	GTx, Inc.	4,300	64,586
*	Haemonetics Corp.	5,800	326,888
* #	Halozyme Therapeutics, Inc.	8,900	46,102
* #	Hana Biosciences, Inc.	1,900	1,596
*	Harvard Bioscience, Inc.	18,400	88,320
*	Health Grades, Inc.	6,544	36,908
*	Health Management Associates, Inc.	38,300	297,208
*	Health Net, Inc.	7,000	217,000
*	HealthExtras, Inc.	10,800	337,500
* #	HEALTHSOUTH Corp.	6,192	115,976
*	Healthspring, Inc.	50,400	936,432
*	HealthStream, Inc.	8,838	25,984
*	HealthTronics, Inc.	24,021	90,799
*	Healthways, Inc.	2,700	87,210
*	Henry Schein, Inc.	3,700	206,164
*	Hill-Rom Holdings, Inc.	47,800	1,469,850

32

*	Hi-Tech Pharmacal Co., Inc.	9,666	88,927
*	Hlth Corp.	9,160	109,279
*	HMS Holdings Corp.	6,200	125,426
* #	Hollis-Eden Pharmaceuticals, Inc.	13,164	19,878
* #	Hologic, Inc.	28,270	679,328
	Hooper Holmes, Inc.	16,723	16,221
*	Hospira, Inc.	4,400	184,536
*	Human Genome Sciences, Inc.	8,600	50,568
*	Humana, Inc.	10,800	551,340
*	Hythiam, Inc.	2,300	5,520
*	Icagen, Inc.	9,779	16,038
*	ICU Medical, Inc.	10,600	270,088
* #	Idenix Pharmaceuticals, Inc.	1,503	9,830
* #	Idera Pharmaceuticals, Inc.	2,400	36,000
*	IDEXX Laboratories, Inc.	1,200	60,600
*	IDM Pharma, Inc.	14,411	30,263
*	I-Flow Corp.	11,000	151,030
* #	Illumina, Inc.	4,510	353,945
*	ImClone Systems, Inc.	5,600	244,048
*	Immtech International, Inc.	1,819	1,801
*	Immucor, Inc.	5,250	140,857
* #	ImmunoGen, Inc.	15,005	68,273
* #	Immunomedics, Inc.	10,500	28,035
*	Implant Sciences Corp.	2,491	2,616
*	Incyte Corp.	13,800	133,998
*	Indevus Pharmaceuticals, Inc.	12,300	55,227
*	Infinity Pharmaceuticals, Inc.	5,715	42,005
*	Inovio Biomedical Corp.	4,900	4,018
*	Inspire Pharmaceuticals, Inc.	14,900	58,408
* #	Integra LifeSciences Holdings	2,900	121,858
*	IntegraMed America, Inc.	3,575	29,744
*	Interleukin Genetics, Inc.	2,200	3,168
* #	InterMune, Inc.	4,900	69,090
* #	Interpharm Holdings, Inc.	3,806	80
* #	Introgen Therapeutics, Inc.	8,777	17,993
*	Intuitive Surgical, Inc.	1,500	440,385
	Invacare Corp.	29,600	538,128
*	Inventiv Health, Inc.	13,973	456,917
* #	Inverness Medical Innovations, Inc.	16,236	593,588
*	Invitrogen Corp.	23,660	1,087,414
*	Iridex Corp.	2,500	5,825
*	IRIS International, Inc.	6,200	98,084
* #	Isis Pharmaceuticals, Inc.	12,670	179,154
* #	Isolagen, Inc.	5,096	3,058
* #	IsoRay, Inc.	8,600	7,310
*	Ista Pharmaceuticals, Inc.	11,489	23,552
* #	Javelin Pharmaceuticals, Inc.	6,600	18,612
*	Kendle International, Inc.	4,800	181,392
*	Kensey Nash Corp.	4,400	129,272
*	Keryx Biopharmaceuticals, Inc.	10,861	5,539
	Kewaunee Scientific Corp.	600	10,788
*	Kindred Healthcare, Inc.	15,800	435,922
* #	Kinetic Concepts, Inc.	1,700	73,831
*	King Pharmaceuticals, Inc.	196,300	2,014,038
* #	Kosan Biosciences, Inc.	23,231	125,912

33

* #	K-V Pharmaceutical Co. Class A	7,400	185,074
*	K-V Pharmaceutical Co. Class B	2,400	60,168
*	La Jolla Pharmaceutical Co.	8,127	15,523
*	Laboratory Corp. of America Holdings	2,800	206,612
	Landauer, Inc.	2,300	137,563
*	Langer, Inc.	4,397	6,288
*	Lannet Co., Inc.	10,700	41,730
#	LCA-Vision, Inc.	3,100	25,761
*	Lexicon Pharmaceuticals, Inc.	107,000	225,770
*	LHC Group, Inc.	6,500	140,855
*	LifePoint Hospitals, Inc.	21,570	690,024
*	Ligand Pharmaceuticals, Inc. Class B	5,251	18,431
*	Lincare Holdings, Inc.	9,100	237,146
* #	Luminex Corp.	7,600	169,024
*	Magellan Health Services, Inc.	15,139	609,345
*	Magyar Bancorp, Inc.	267	2,801
* #	Mannkind Corp.	11,970	35,910
* #	Martek Biosciences Corp.	19,326	729,750
*	Matrixx Initiatives, Inc.	7,197	118,894
*	Maxygen, Inc.	22,732	133,891
	McKesson Corp.	6,400	368,960
*	Medarex, Inc.	39,800	346,658
*	MedCath Corp.	12,040	261,268
*	Medco Health Solutions, Inc.	12,000	581,400
*	Medical Action Industries, Inc.	5,700	75,696
*	Medical Staffing Network Holdings, Inc.	12,268	51,158
	Medicis Pharmaceutical Corp. Class A	34,500	820,410
* #	Medivation, Inc.	4,600	69,782
*	MEDTOX Scientific, Inc.	2,289	33,328
*	Memory Pharmaceuticals Corp.	6,060	3,036
*	Memry Corp.	6,600	9,768
#	Mentor Corp.	4,100	129,191
*	Merge Healthcare, Inc.	14,408	9,942
#	Meridian Bioscience, Inc.	6,629	194,429
*	Merit Medical Systems, Inc.	13,545	215,636
*	Metabasis Therapeutics, Inc.	12,085	21,390
*	Metropolitan Health Networks, Inc.	21,437	46,090
* #	Micromet, Inc.	9,932	24,035
*	Micrus Endovascular Corp.	4,500	50,895
*	MiddleBrook Pharmaceuticals, Inc.	6,433	30,750
*	Millipore Corp.	1,600	116,240
* #	Minrad International, Inc.	13,100	29,606
*	Molecular Insight Pharmaceuticals, Inc.	66	465
* #	Molina Healthcare, Inc.	17,400	524,784
* #	Monogram Biosciences, Inc.	1,100	1,210
*	MTS Medication Technologies	700	6,300
* #	MWI Veterinary Supply, Inc.	7,334	281,039
#	Mylan, Inc.	9,400	125,490
*	Myriad Genetics, Inc.	3,800	183,996
* #	Nabi Biopharmaceuticals	28,126	116,442
*	Nastech Pharmaceutical Co., Inc.	5,800	6,902
*	National Dentex Corp.	2,560	29,158
	National Healthcare Corp.	6,980	364,705
	National Research Corp.	1,000	31,790
*	Natus Medical, Inc.	8,400	181,104

34

*	Nektar Therapeutics	7,600	33,896
*	Neogen Corp.	6,343	167,075
*	Neose Technologies, Inc.	7,400	4,366
*	Neurocrine Biosciences, Inc.	18,500	91,205
* #	Neurogen Corp.	16,000	13,280
*	Neurometric, Inc.	7,421	15,881
* #	Nighthawk Radiology Holdings, Inc.	18,744	143,017
*	NMT Medical, Inc.	2,400	11,496
* #	Northfield Laboratories, Inc.	6,600	5,874
* #	Northstar Neuroscience, Inc.	22,500	38,025
*	Novacea, Inc.	2,495	8,084
* #	NovaMed, Inc.	6,000	23,580
*	Novavax, Inc.	32,230	96,690
*	Noven Pharmaceuticals, Inc.	8,500	104,040
* #	NPS Pharmaceuticals, Inc.	7,485	33,682
*	Nutraceutical International Corp.	4,892	64,721
* #	NuVasive, Inc.	4,890	206,994
*	Nuvelo, Inc.	13,200	10,164
* #	NxStage Medical, Inc.	6,563	31,831
*	Odyssey Healthcare, Inc.	14,800	161,468
	Omnicare, Inc.	28,000	685,440
* #	Omnicell, Inc.	4,200	55,776
*	Omrix Biopharmaceuticals, Inc.	1,000	18,190
*	Onyx Pharmaceuticals, Inc.	4,600	162,564
*	OraSure Technologies, Inc.	23,370	127,133
*	Orchid Cellmark, Inc.	10,558	29,879
*	Orthologic Corp.	2,900	2,987
* #	Oscient Pharmaceuticals Corp.	1,500	3,150
*	OSI Pharmaceuticals, Inc.	3,800	134,140
*	Osiris Therapeutics, Inc.	252	3,531
*	Osteotech, Inc.	13,490	82,559
	Owens & Minor, Inc.	13,900	659,972
*	Oxigene, Inc.	10,000	16,500
*	Pain Therapeutics, Inc.	15,000	121,950
*	Palatin Technologies, Inc.	5,137	1,079
*	Palomar Medical Technologies, Inc.	1,900	21,014
*	Par Pharmaceutical Companies, Inc.	26,100	476,064
*	Parexel International Corp.	12,400	304,916
*	Patterson Companies, Inc.	5,000	170,050
*	PDI, Inc.	2,700	22,275
	PDL BioPharma, Inc.	3,100	31,775
*	Pediatrix Medical Group, Inc.	5,100	274,533
* #	Penwest Pharmaceuticals Co.	2,900	9,048
	PerkinElmer, Inc.	29,600	837,088
#	Perrigo Co.	32,500	1,189,825
	Pfizer, Inc.	309,722	5,996,218
	Pharmaceutical Products Development Service, Inc.	5,400	238,734
*	Pharmacopia, Inc.	9,274	39,971
*	Pharmacyclics, Inc.	12,665	13,045
*	Pharmanet Development Group, Inc.	13,800	232,944
*	PharMerica Corp.	6,566	134,406
*	Phase Forward, Inc.	2,400	41,616
*	PHC, Inc.	7,000	19,600
*	Pipex Pharmaceuticals, Inc.	2,300	2,127
* #	Pozen, Inc.	3,200	43,968

35

* #	Progenics Pharmaceuticals, Inc.	18,500	303,030
*	Prospect Medical Holdings, Inc.	6,900	25,392
* #	Providence Service Corp.	4,917	130,055
* #	ProxyMed, Inc.	3,624	3,841
*	PSS World Medical, Inc.	16,100	293,342
	Psychemedics Corp.	580	9,402
*	Psychiatric Solutions, Inc.	27,848	1,015,617
*	QuadraMed Corp.	7,300	14,892
	Quest Diagnostics, Inc.	12,600	635,166
*	Questcor Pharmaceuticals, Inc.	4,200	21,378
*	Quidel Corp.	8,200	139,974
*	Quigley Corp.	2,000	10,840
*	Regeneration Technologies, Inc.	15,840	157,608
*	Regeneron Pharmaceuticals, Inc.	4,900	97,510
*	RegeneRx Biopharmaceuticals, Inc.	4,082	6,572
*	RehabCare Group, Inc.	16,500	280,005
*	Repligen Corp.	16,628	95,944
* #	Repros Therapeutics, Inc.	2,400	23,808
*	Res-Care, Inc.	19,006	362,444
*	ResMed, Inc.	4,800	189,072
*	Retractable Technologies, Inc.	5,100	7,140
*	Rigel Pharmaceuticals, Inc.	12,504	291,843
*	Rochester Medical Corp.	2,255	28,120
*	Rotech Healthcare, Inc.	1,902	333
*	Salix Pharmaceuticals, Ltd.	21,200	162,816
* #	Sangamo BioSciences, Inc.	6,995	77,505
*	Santarus, Inc.	4,500	10,935
* #	Savient Pharmaceuticals, Inc.	11,465	305,428
*	SciClone Pharmaceuticals, Inc.	16,277	29,136
#	Sciele Pharma, Inc.	25,100	549,941
* #	SCOLR Pharma, Inc.	5,100	5,610
* #	Seattle Genetics, Inc.	7,270	67,974
*	Senomyx, Inc.	3,900	20,163
*	Sequenom, Inc.	11,208	86,190
*	SGX Pharmaceuticals, Inc.	2,356	3,251
* #	Sirona Dental Systems, Inc.	25,524	757,042
* #	Somanetics Corp.	9,582	169,410
* #	Somaxon Pharmaceuticals, Inc.	3,800	16,150
*	Sonic Innovations, Inc.	18,155	72,620
* #	SonoSite, Inc.	8,360	256,819
	Span-American Medical System, Inc.	1,584	19,040
*	Spectranetics Corp.	14,000	152,600
*	Spectrum Pharmaceuticals, Inc.	5,800	10,440
*	SRI/Surgical Express, Inc.	388	1,478
*	St. Jude Medical, Inc.	11,500	468,625
*	Staar Surgical Co.	2,548	8,536
* #	StemCells, Inc.	23,440	33,050
* #	Stereotaxis, Inc.	9,284	48,927
	Steris Corp.	32,200	974,050
*	Strategic Diagnostics, Inc.	13,807	51,086
*	Sun Healthcare Group, Inc.	10,518	151,038
* #	Sunesis Pharmaceuticals, Inc.	10,595	21,190
*	SunLink Health Systems, Inc.	897	4,350
*	Sunrise Senior Living, Inc.	25,000	662,000
*	SuperGen, Inc.	13,763	34,545

36

* #	SurModics, Inc.	3,762	168,688
*	SXC Health Solutions Corp.	434	7,070
*	Symmetry Medical, Inc.	29,500	436,895
*	Synovis Life Technologies, Inc.	5,000	97,900
*	Synta Pharmaceuticals Corp.	76	532
*	Targacept, Inc.	680	5,386
*	Techne Corp.	1,595	125,207
* #	Telik, Inc.	11,300	24,521
*	Tenet Healthcare Corp.	21,300	125,670
*	Tercica, Inc.	16,526	70,401
*	The Medicines Co.	8,718	159,539
*	Theragenics Corp.	18,800	73,884
* #	Theravance, Inc.	5,400	73,062
*	Thermo Fisher Scientific, Inc.	29,900	1,764,698
*	Third Wave Technologies, Inc.	5,900	62,599
* #	Thoratec Corp.	32,500	537,225
*	Titan Pharmaceuticals, Inc.	5,000	7,650
*	Torreypines Therapeutics, Inc.	6,437	8,561
#	Trimeris, Inc.	7,600	45,144
*	TriZetto Group, Inc.	4,900	105,203
*	U.S. Physical Therapy, Inc.	8,002	137,314
* #	United Therapeutics Corp.	2,500	238,775
	UnitedHealth Group, Inc.	18,500	632,885
	Universal Health Services, Inc.	7,600	494,000
*	Urologix, Inc.	3,584	4,552
*	Uroplasty, Inc.	2,250	8,100
	Utah Medical Products, Inc.	1,303	36,484
#	Valeant Pharmaceuticals International	22,100	361,777
*	Vanda Pharmaceuticals, Inc.	3,400	15,912
*	Varian, Inc.	6,300	349,587
*	Vascular Solutions, Inc.	2,100	13,545
*	VCA Antech, Inc.	2,400	75,288
* #	Vertex Pharmaceuticals, Inc.	1,600	45,808
* #	Vical, Inc.	17,025	54,310
*	ViroPharma, Inc.	23,000	220,570
*	Vital Images, Inc.	15,039	232,353
	Vital Signs, Inc.	7,974	452,843
*	Vivus, Inc.	19,500	133,380
*	Vnus Medical Technologies	10,600	186,030
*	Volcano Corp.	2,300	32,062
*	Watson Pharmaceuticals, Inc.	53,400	1,525,104
*	WellPoint, Inc.	37,600	2,098,832
	West Pharmaceutical Services, Inc.	14,500	687,735
*	Wright Medical Group, Inc.	15,927	472,873
*	Xenoport, Inc.	3,100	134,168
	Young Innovations, Inc.	3,945	80,715
* #	Zila, Inc.	3,090	772
*	Zimmer Holdings, Inc.	5,000	364,000
*	Zoll Medical Corp.	12,300	445,875
* #	Zymogenetics, Inc.	10,000	90,200
Total Health Care			92,638,774

Industrials — (11.9%)
*	3-D Systems Corp.	7,100	65,036
*	A. T. Cross Co. Class A	5,900	48,439

37

	A.O. Smith Corp.	16,418	593,511
	AAON, Inc.	6,550	137,681
*	AAR Corp.	23,660	456,165
	ABM Industries, Inc.	20,490	447,297
*	Acco Brands Corp.	26,900	412,646
*	Accuride Corp.	18,314	141,933
	Aceto Corp.	4,223	33,235
*	Active Power, Inc.	4,800	6,720
	Actuant Corp.	16,300	595,113
#	Acuity Brands, Inc.	4,900	260,925
	Administaff, Inc.	3,200	89,344
*	Aerosonic Corp.	970	3,317
*	AGCO Corp.	5,700	344,451
*	Air Transport Services Group, Inc.	19,400	32,010
* #	Airtran Holdings, Inc.	48,800	146,400
	Alamo Group, Inc.	4,860	112,509
* #	Alaska Air Group, Inc.	36,500	712,845
	Albany International Corp. Class A	13,000	449,930
	Alexander & Baldwin, Inc.	22,060	1,135,428
*	Alliant Techsystems, Inc.	3,000	325,680
* #	Allied Defense Group, Inc.	4,600	32,660
*	Allied Waste Industries, Inc.	136,460	1,838,116
*	Amerco, Inc.	16,027	953,767
	American Ecology Corp.	8,159	234,326
#	American Railcar Industries, Inc.	10,862	227,342
*	American Reprographics Co.	3,600	65,844
#	American Science & Engineering, Inc.	5,381	275,615
* #	American Superconductor Corp.	8,300	292,824
#	American Woodmark Corp.	5,775	130,111
	Ameron International Corp.	7,300	837,091
	Ametek, Inc.	4,320	221,616
	Ampco-Pittsburgh Corp.	6,770	315,888
* #	AMR Corp.	7,600	54,644
#	Amrep Corp.	2,655	132,777
	Angelica Corp.	3,170	68,821
*	APAC Customer Services, Inc.	7,537	10,778
	Apogee Enterprises, Inc.	22,900	543,646
* #	Applied Energetics, Inc.	9,500	19,285
	Applied Industrial Technologies, Inc.	6,850	188,443
	Applied Signal Technologies, Inc.	6,786	104,979
*	Argon ST, Inc.	15,929	384,526
	Arkansas Best Corp.	11,900	442,204
*	Arotech Corp.	6,800	15,776
* #	Astec Industries, Inc.	18,200	708,162
*	Astronics Corp.	1,300	22,659
*	Atlas Air Worldwide Holding, Inc.	13,955	863,814
*	Avalon Holding Corp. Class A	700	3,010
#	Avery Dennison Corp.	6,800	350,744
*	Avis Budget Group, Inc.	39,530	550,258
*	Axsys Technologies, Inc.	4,300	254,388
*	AZZ, Inc.	8,000	251,040
	B.F. Goodrich Co.	8,008	518,998
	Badger Meter, Inc.	2,800	137,620
*	Baker (Michael) Corp.	3,400	76,398
#	Baldor Electric Co.	14,810	521,312

38

*	Baldwin Technology Co., Inc. Class A	9,083	28,611
#	Barnes Group, Inc.	15,000	479,100
	Barrett Business Services, Inc.	4,698	61,779
*	BE Aerospace, Inc.	5,508	192,505
*	Beacon Roofing Supply, Inc.	2,922	35,678
#	Belden, Inc.	18,700	783,343
*	Blount International, Inc.	8,000	112,080
#	BlueLinx Holdings, Inc.	20,733	98,689
	Bowne & Co., Inc.	3,500	53,795
	Brady Co. Class A	15,900	615,489
#	Briggs & Stratton Corp.	39,200	578,200
*	BTU International, Inc.	4,526	53,226
	Bucyrus International, Inc.	1,500	106,170
* #	Builders FirstSource, Inc.	13,714	100,386
	Burlington Northern Santa Fe Corp.	14,500	1,639,225
#	C&D Technologies, Inc.	12,321	76,144
*	Capstone Turbine Corp.	3,800	14,288
	Carlisle Companies, Inc.	15,100	504,793
#	Cascade Corp.	6,000	302,160
*	Casella Waste Systems, Inc. Class A	11,698	130,550
*	CBIZ, Inc.	42,700	363,804
	CDI Corp.	16,596	472,986
*	CECO Environmental Corp.	6,684	42,443
*	Celadon Group, Inc.	10,616	121,022
*	Cenveo, Inc.	4,000	46,720
*	Ceradyne, Inc.	9,400	405,422
	Champion Industries, Inc.	6,476	31,538
*	Channell Commercial Corp.	4,334	5,201
*	Chart Industries, Inc.	9,500	397,955
	Chase Corp.	400	7,500
	Chicago Rivet & Machine Co.	216	4,871
*	ChoicePoint, Inc.	3,500	170,380
	Cintas Corp.	6,700	197,784
	CIRCOR International, Inc.	13,300	710,353
	Clarcor, Inc.	8,200	356,044
*	Clean Harbors, Inc.	1,500	106,545
*	Coleman Cable, Inc.	126	1,399
*	Columbus McKinnon Corp.	11,400	325,014
	Comfort Systems USA, Inc.	18,700	248,523
*	Commercial Vehicle Group, Inc.	7,102	99,002
*	Competitive Technologies, Inc.	3,500	10,395
	CompX International, Inc.	2,300	15,502
*	COMSYS IT Partners, Inc.	8,714	87,489
* #	Consolidated Graphics, Inc.	6,900	379,017
*	Continental Airlines, Inc.	5,100	73,491
#	Con-way, Inc.	7,000	341,670
	Cooper Industries, Ltd.	5,500	256,465
*	Copart, Inc.	8,140	366,300
	Corporate Executive Board Co.	700	31,619
*	Corrections Corp. of America	19,100	492,398
* #	CoStar Group, Inc.	3,600	168,840
*	Covanta Holding Corp.	13,700	383,189
*	Covenant Transport Group Class A	800	3,792
*	CPI Aerostructures, Inc.	2,870	22,644
* #	CRA International, Inc.	4,800	167,376

39

	Crane Co.	7,600	346,940
	CSX Corp.	34,180	2,360,471
	Cubic Corp.	15,850	400,688
	Cummins, Inc.	5,600	394,352
	Curtiss-Wright Corp.	10,800	556,308
	Danaher Corp.	7,300	570,714
#	Deere & Co.	5,200	422,968
*	Delta Air Lines, Inc.	39,800	244,770
	Deluxe Corp.	5,700	128,421
	Diamond Management & Technology Consultants, Inc.	7,184	38,075
*	Distributed Energy Systems Corp.	1,469	749
* #	Document Securities Systems, Inc.	1,500	8,580
*	Dollar Thrifty Automotive Group, Inc.	2,300	32,200
	Donaldson Co., Inc.	3,600	185,328
*	Double Eagle Petroleum Co.	6,820	135,172
	Dover Corp.	11,100	600,288
	DRS Technologies, Inc.	12,878	1,014,529
*	Ducommun, Inc.	8,260	261,594
*	Dynamex, Inc.	4,908	123,044
	Dynamic Materials Corp.	1,200	52,056
*	DynCorp International, Inc. Class A	589	10,066
#	Eagle Bulk Shipping, Inc.	13,660	455,424
*	Eagle Test Systems, Inc.	4,114	47,434
#	Eastern Co.	4,329	71,234
	Eaton Corp.	7,900	763,772
	Ecology & Environment, Inc. Class A	515	5,845
	Electro Rent Corp.	17,234	243,344
*	EMCOR Group, Inc.	25,300	742,555
	Emerson Electric Co.	1,000	58,180
	Encore Wire Corp.	11,763	266,432
* #	Energy Conversion Devices, Inc.	23,200	1,472,736
*	Energy Focus, Inc.	4,200	9,996
*	EnerSys	28,698	895,665
* #	ENGlobal Corp.	5,800	59,566
	Ennis, Inc.	21,800	411,802
*	EnPro Industries, Inc.	14,000	561,400
*	Environmental Tectonics Corp.	400	940
	Equifax, Inc.	5,095	194,425
*	ESCO Technologies, Inc.	9,000	463,590
	Espey Manufacturing & Electronics Corp.	931	21,134
*	Esterline Technologies Corp.	23,100	1,430,583
* #	Evergreen Solar, Inc.	57,267	595,577
*	Exide Technologies	26,710	440,448
*	Exponent, Inc.	6,108	199,243
* #	ExpressJet Holdings, Inc.	15,700	31,871
*	EXX, Inc. Class A	4,600	17,020
	Federal Signal Corp.	38,500	518,980
	FedEx Corp.	12,300	1,128,033
*	First Advantage Corp.	2,200	44,154
* #	Flanders Corp.	8,786	62,908
*	Flow International Corp.	4,900	49,784
	Flowserve Corp.	2,900	401,708
	Fluor Corp.	2,200	410,410
*	Fortune Industries, Inc.	800	1,200
	Forward Air Corp.	3,200	118,560

40

#	Franklin Electric Co., Inc.	7,900	319,950
	Freightcar America, Inc.	5,300	231,080
* #	Frontier Airlines Holdings, Inc.	3,300	775
	Frozen Food Express Industries, Inc.	2,400	18,960
*	FTI Consulting, Inc.	10,800	648,648
* #	Fuel Tech, Inc.	3,723	94,713
* #	FuelCell Energy, Inc.	23,000	232,990
*	Furmanite Corp.	6,600	59,862
	G & K Services, Inc. Class A	9,253	323,762
*	Gardner Denver Machinery, Inc.	13,700	726,922
	GATX Corp.	32,000	1,577,920
* #	Gehl Co.	5,270	84,320
	Gencorp, Inc.	8,000	66,560
* #	General Cable Corp.	1,800	127,440
	General Dynamics Corp.	9,300	856,995
	General Electric Co.	160,700	4,936,704
*	Genesee & Wyoming, Inc.	14,130	576,787
*	GeoEye, Inc.	11,000	187,550
*	GeoPetro Resources Co.	8,000	19,760
*	Global Cash Access, Inc.	6,122	43,772
	Gorman-Rupp Co.	11,006	483,163
*	GP Strategies Corp.	10,773	107,299
	Graco, Inc.	2,100	84,840
*	Graftech International, Ltd.	9,800	258,720
	Graham Corp.	1,375	94,105
#	Granite Construction, Inc.	3,500	127,610
#	Greenbrier Companies, Inc.	16,400	430,500
*	Griffon Corp.	10,500	94,920
	Hardinge, Inc.	5,241	73,636
	Harsco Corp.	4,800	303,936
*	Hawaiian Holdings, Inc.	10,215	74,774
#	Healthcare Services Group, Inc.	5,205	91,816
	Heartland Express, Inc.	20,900	321,860
#	Heico Corp.	2,995	151,936
	Heico Corp. Class A	6,556	259,749
	Heidrick & Struggles International, Inc.	13,741	393,680
*	Henry Bros. Electronics, Inc.	2,900	18,560
*	Herley Industries, Inc.	2,600	41,782
	Herman Miller, Inc.	7,800	193,440
*	Hexcel Corp.	5,900	156,114
*	Hill International, Inc.	8,214	132,656
	Hi-Shear Technology Corp.	1,200	14,220
#	HNI Corp.	10,100	253,308
	Honeywell International, Inc.	5,800	345,796
#	Horizon Lines, Inc. Class A	4,200	52,794
#	Houston Wire & Cable Co.	1,000	21,580
* #	HQ Sustainable Maritime Industries, Inc.	4,286	65,790
*	Hub Group, Inc. Class A	4,100	147,928
#	Hubbell, Inc. Class A	1,400	73,962
	Hubbell, Inc. Class B	7,980	373,225
*	Hudson Highland Group, Inc.	11,694	146,526
* #	Hurco Companies, Inc.	4,400	159,412
*	Huron Consulting Group, Inc.	1,400	75,026
*	Huttig Building Products, Inc.	9,970	23,330
*	ICT Group, Inc.	3,713	39,358

41

	IDEX Corp.	19,750	767,090
*	IHS, Inc.	4,500	268,020
*	II-VI, Inc.	4,500	175,995
	IKON Office Solutions, Inc.	54,600	660,114
	Illinois Tool Works, Inc.	6,200	332,940
*	Innotrac Corp.	1,755	7,178
* #	Innovative Solutions & Support, Inc.	3,900	30,186
*	Insituform Technologies, Inc. Class A	7,900	145,676
	Insteel Industries, Inc.	7,979	127,903
* #	Integrated Electrical Services, Inc.	5,562	101,562
* #	InterDigital, Inc.	3,768	94,162
*	Interline Brands, Inc.	16,800	300,048
*	International Shipholding Corp.	1,100	26,158
*	Intersections, Inc.	8,217	77,075
	ITT Industries, Inc.	4,300	283,800
#	J.B. Hunt Transport Services, Inc.	6,000	209,040
*	Jacobs Engineering Group, Inc.	3,600	341,208
* #	JetBlue Airways Corp.	73,988	293,732
*	Kadant, Inc.	1,300	34,749
	Kaman Corp. Class A	8,400	217,560
*	Kansas City Southern	23,860	1,192,046
#	Kaydon Corp.	9,700	592,767
	Kelly Services, Inc. Class A	25,633	538,293
	Kelly Services, Inc. Class B	700	14,035
*	Kenexa Corp.	12,700	255,778
	Kennametal, Inc.	27,500	1,062,875
*	Key Technology, Inc.	2,416	88,353
*	Kforce, Inc.	28,563	264,208
* #	Kirby Corp.	14,200	790,372
#	Knight Transportation, Inc.	35,700	651,882
	Knoll, Inc.	3,500	51,905
* #	Korn/Ferry International	15,200	255,360
*	K-Tron International, Inc.	1,207	165,093
*	L.B. Foster Co. Class A	1,800	61,614
	L.S. Starrett Co. Class A	2,800	63,784
	L-3 Communications Holdings, Inc.	7,400	794,686
*	LaBarge, Inc.	6,500	85,800
*	Ladish Co., Inc.	8,300	269,833
	Landstar Systems, Inc.	1,000	55,720
	Lawson Products, Inc.	7,488	194,613
*	Layne Christensen Co.	8,400	429,492
*	Learning Tree International, Inc.	7,316	129,493
*	LECG Corp.	18,573	187,587
	Lennox International, Inc.	8,500	273,870
*	LGL Group, Inc.	1,300	9,490
	Lincoln Electric Holdings, Inc.	3,300	272,184
#	Lindsay Corp.	3,900	409,500
*	LMI Aerospace, Inc.	3,700	76,960
	LSI Industries, Inc.	21,682	230,696
*	Lydall, Inc.	86	1,319
*	M&F Worldwide Corp.	10,000	357,900
*	Mac-Gray Corp.	5,600	58,912
*	Magnetek, Inc.	24,200	108,900
*	MAIR Holdings, Inc.	3,915	16,443
*	Manitex International, Inc.	3,300	17,853

42

	Manpower, Inc.	4,400	277,200
*	Marten Transport, Ltd.	11,415	204,557
#	Masco Corp.	20,200	374,508
	McGrath Rentcorp.	12,535	346,342
*	Media Sciences International, Inc.	505	1,465
* #	Medialink Worldwide, Inc.	2,300	2,346
* #	Medis Technologies, Ltd.	7,700	47,663
*	Merrimac Industries, Inc.	1,355	9,417
* #	Mesa Air Group, Inc.	12,100	8,712
* #	Metalline Mining Co.	4,300	8,729
	Met-Pro Corp.	6,266	84,466
*	MFRI, Inc.	3,451	53,801
*	Microvision, Inc.	7,900	27,334
* #	Middleby Corp.	1,000	57,090
*	Milacron, Inc.	1,000	1,280
*	Miller Industries, Inc.	3,910	43,753
	Mine Safety Appliances Co.	8,400	346,416
*	Misonix, Inc.	2,609	9,392
*	Mobile Mini, Inc.	15,612	377,342
*	Modtech Holdings, Inc.	1,137	250
* #	Monster Worldwide, Inc.	19,300	476,517
* #	Moog, Inc. Class A	19,000	861,460
*	Moog, Inc. Class B	1,600	72,400
	MSC Industrial Direct Co., Inc. Class A	2,000	109,000
*	MTC Technologies, Inc.	9,700	231,151
	Mueller Industries, Inc.	29,300	1,048,647
	Mueller Water Products, Inc.	13,200	133,716
	Mueller Water Products, Inc. Class B	70,149	694,475
	Multi-Color Corp.	3,946	87,799
	NACCO Industries, Inc. Class A	4,525	393,042
*	Nashua Corp.	2,529	23,874
*	National Technical Systems, Inc.	5,998	33,289
*	Navigant Consulting, Inc.	19,800	398,970
*	NCI Building Systems, Inc.	8,900	278,036
	Nordson Corp.	11,629	835,544
	Norfolk Southern Corp.	32,700	2,203,326
*	North America Galvanizing & Coatings, Inc.	4,300	33,067
	Northrop Grumman Corp.	17,500	1,320,550
*	Northwest Airlines Corp.	7,500	52,950
*	Old Dominion Freight Line, Inc.	13,663	412,349
#	Omega Flex, Inc.	1,000	17,930
*	On Assignment, Inc.	28,956	241,493
*	Orbital Sciences Corp.	26,400	685,344
#	Oshkosh Truck Corp. Class B	12,900	521,289
*	Owens Corning, Inc.	84,400	2,180,052
*	P.A.M. Transportation Services, Inc.	7,565	110,903
	Paccar, Inc.	1,786	95,355
	Pall Corp.	4,100	167,321
*	Paragon Technologies, Inc.	1,500	9,810
	Parker Hannifin Corp.	8,650	732,396
*	Park-Ohio Holdings Corp.	9,017	135,435
*	Patrick Industries, Inc.	1,100	7,986
* #	Patriot Transportation Holding, Inc.	1,637	147,134
*	Peerless Manufacturing Co.	1,164	54,079
	Pentair, Inc.	25,820	966,443

43

*	Perini Corp.	3,100	119,319
*	PHH Corp.	14,600	274,918
*	Pike Electric Corp.	24,700	385,073
* #	Pinnacle Airlines Corp.	8,886	57,848
	Pitney Bowes, Inc.	4,400	159,764
*	Plug Power, Inc.	59,661	187,336
	Portec Rail Products, Inc.	8,200	99,630
*	Powell Industries, Inc.	6,648	355,469
*	Power-One, Inc.	51,397	156,247
	Precision Castparts Corp.	2,900	350,320
	Preformed Line Products Co.	1,508	76,184
* #	Protection One, Inc.	4,487	38,184
	Providence & Worcester Railroad Co.	1,077	21,540
*	Quality Distribution, Inc.	3,700	12,950
*	Quanex Building Products Corp.	12,100	212,960
*	Quanta Services, Inc.	8,036	257,473
	Quixote Corp.	1,700	17,340
	R. R. Donnelley & Sons Co.	78,900	2,590,287
#	Raven Industries, Inc.	2,600	98,150
	Raytheon Co.	10,500	670,530
*	RBC Bearings, Inc.	2,000	75,360
*	RCM Technologies, Inc.	5,800	25,056
	Regal-Beloit Corp.	30,100	1,399,650
*	Republic Airways Holdings, Inc.	16,339	199,009
	Republic Services, Inc.	6,950	228,864
	Resources Connection, Inc.	7,700	161,777
	Robbins & Myers, Inc.	11,800	477,782
	Robert Half International, Inc.	4,300	105,694
	Rockwell Automation, Inc.	4,000	234,200
	Rollins, Inc.	7,650	121,712
	Roper Industries, Inc.	3,500	227,640
*	Rush Enterprises, Inc. Class A	21,370	345,767
*	Rush Enterprises, Inc. Class B	3,426	51,527
	Ryder System, Inc.	29,900	2,195,557
*	Saia, Inc.	1,400	19,474
	Schawk, Inc.	18,142	303,697
*	School Specialty, Inc.	14,900	467,711
	Servidyne, Inc.	1,300	7,917
	Servotronics, Inc.	1,499	23,819
*	Shaw Group, Inc.	4,400	268,400
*	SIFCO Industries, Inc.	2,000	25,700
#	Simpson Manufacturing Co., Inc.	24,104	635,864
	Skywest, Inc.	44,123	682,142
*	SL Industries, Inc.	3,100	45,570
*	SmartPros, Ltd.	1,700	6,460
	Southwest Airlines Co.	265,916	3,472,863
*	Sparton Corp.	2,085	9,591
*	Spherion Corp.	5,800	29,174
*	Spherix, Inc.	3,800	3,914
* #	Spire Corp.	615	8,844
	SPX Corp.	5,700	757,416
*	Standard Parking Corp.	3,000	64,320
	Standard Register Co.	12,100	143,748
	Standex International Corp.	9,450	195,143
	Steelcase, Inc. Class A	55,700	701,820

44

*	Stericycle, Inc.	2,400	139,920
*	Sterling Construction Co., Inc.	3,656	72,718
	Sun Hydraulics, Inc.	7,300	292,803
*	Superior Essex, Inc.	18,454	802,749
	Supreme Industries, Inc.	4,900	22,834
* #	Synutra International, Inc.	1,400	45,934
	Sypris Solutions, Inc.	10,033	45,048
*	SYS Technologies	8,500	20,825
	TAL International Group, Inc.	21,901	588,480
*	Taleo Corp. Class A	1,800	35,622
* #	Taser International, Inc.	9,610	67,558
*	Team, Inc.	2,600	83,304
	Tech/Ops Sevcon, Inc.	1,799	13,313
	Technology Research Corp.	2,000	6,000
	Tecumseh Products Co. Class A	4,700	164,077
*	Tecumseh Products Co. Class B	2,500	75,625
*	Teledyne Technologies, Inc.	8,000	445,440
	Teleflex, Inc.	13,900	821,629
*	TeleTech Holdings, Inc.	6,200	160,208
	Tennant Co.	6,200	218,054
*	Terex Corp.	2,600	185,510
*	Tetra Tech, Inc.	13,700	362,228
	Textron, Inc.	6,400	400,320
*	The Advisory Board Co.	2,500	115,425
	The Brink’s Co.	4,800	347,904
*	The Geo Group, Inc.	17,500	402,325
	The Manitowoc Co., Inc.	2,400	93,360
*	Thomas & Betts Corp.	20,500	870,635
	Thomas Group, Inc.	615	1,581
	Timken Co.	59,700	2,186,811
	Titan International, Inc.	13,600	537,608
	Todd Shipyards Corp.	1,700	24,888
#	Toro Co.	3,000	117,240
	Trane, Inc.	3,900	181,038
*	TransDigm Group, Inc.	3,000	130,800
*	TRC Companies, Inc.	8,700	45,066
	Tredegar Industries, Inc.	15,500	226,455
* #	Trex Co., Inc.	5,300	59,360
	Trinity Industries, Inc.	59,200	2,418,320
	Triumph Group, Inc.	11,000	684,090
*	TRM Corp.	2,242	561
*	TrueBlue, Inc.	10,700	155,792
*	Tufco Technologies, Inc.	600	3,960
*	TurboChef Technologies, Inc.	4,100	27,593
	Twin Disc, Inc.	4,400	83,600
*	U.S. Home Systems, Inc.	1,500	7,050
	UAL Corp.	46,980	401,209
*	Ultralife Batteries, Inc.	6,115	77,232
	Union Pacific Corp.	51,400	4,230,734
*	United Rentals, Inc.	57,586	1,185,696
*	United Stationers, Inc.	14,600	618,164
	United Technologies Corp.	9,583	680,776
	Universal Forest Products, Inc.	15,000	508,950
*	Universal Security Instruments, Inc.	500	3,175
* #	Universal Truckload Services, Inc.	5,869	142,969

45

*	UQM Technologies, Inc.	2,900	7,337
*	URS Corp.	8,700	415,947
*	US Airways Group, Inc.	11,100	43,956
* #	USG Corp.	6,000	204,300
#	Valmont Industries, Inc.	3,200	367,488
*	Valpey Fisher Corp.	2,098	8,707
*	Versar, Inc.	5,500	28,600
	Viad Corp.	16,200	534,276
#	Vicor Corp.	17,156	193,691
*	Volt Information Sciences, Inc.	18,900	282,744
	VSE Corp.	2,000	68,740
	W.W. Grainger, Inc.	5,100	465,426
#	Wabash National Corp.	14,200	121,836
	Wabtec Corp.	12,100	563,497
	Walter Industries, Inc.	13,600	1,268,064
* #	Waste Connections, Inc.	21,050	691,072
	Waste Management, Inc.	9,300	352,749
#	Watsco, Inc. Class A	9,000	418,500
	Watsco, Inc. Class B	1,200	55,500
	Watson Wyatt & Co. Holdings	5,900	345,563
#	Watts Water Technologies, Inc.	28,100	796,916
*	WCA Waste Corp.	8,400	46,284
	Werner Enterprises, Inc.	53,200	1,007,608
*	WESCO International, Inc.	3,588	158,984
*	Westaff, Inc.	6,600	13,464
#	Western Refining, Inc.	11,600	147,204
*	Willdan Group, Inc.	3,813	20,590
*	Willis Lease Finance Corp.	5,879	64,787
	Woodward Governor Co.	11,200	451,024
*	Xenonics Holdings, Inc.	2,000	2,770
* #	YRC Worldwide, Inc.	18,696	326,432
Total Industrials			151,545,421

Information Technology — (11.1%)
*	3Com Corp.	125,196	315,494
*	Acacia Research-Acacia Technologies	4,500	24,435
* #	Access Integrated Technologies, Inc.	11,721	25,200
*	ACI Worldwide, Inc.	6,054	105,400
*	Actel Corp.	8,400	144,060
*	ActivIdentity Corp.	38,876	110,408
*	Activision, Inc.	6,700	226,125
*	Actuate Corp.	13,961	69,247
	Acxiom Corp.	10,073	147,771
*	Adaptec, Inc.	99,700	322,031
*	ADC Telecommunications, Inc.	32,400	509,976
*	ADDvantage Technologies Group, Inc.	3,600	13,248
	Adtran, Inc.	11,400	283,746
*	Advanced Analogic Technologies, Inc.	18,777	131,063
*	Advanced Energy Industries, Inc.	25,300	400,752
*	Advanced Micro Devices, Inc.	126,500	870,320
* #	Advanced Photonix, Inc.	8,900	12,460
*	Advent Software, Inc.	2,600	111,722
*	Aehr Test Systems	2,692	23,528
*	Aetrium, Inc.	3,800	11,894
*	Affiliated Computer Services, Inc. Class A	3,000	162,600

46

*	Agilent Technologies, Inc.	10,400	388,856
	Agilysys, Inc.	17,000	177,480
*	Airspan Networks, Inc.	17,100	15,185
* #	Akamai Technologies, Inc.	4,900	191,345
*	Alliance Data Systems Corp.	2,000	120,080
	Altera Corp.	12,700	293,878
* #	American Commercial Lines, Inc.	4,500	69,030
	American Software, Inc. Class A	9,400	61,476
*	Amkor Technology, Inc.	15,400	164,164
*	Amtech Systems, Inc.	6,400	62,912
* #	Anadigics, Inc.	8,100	100,116
	Analog Devices, Inc.	9,100	319,501
*	Anaren, Inc.	7,180	93,412
* #	Anixter International, Inc.	9,600	624,096
*	Ansoft Corp.	4,200	153,216
*	Ansys, Inc.	13,527	639,827
	Applied Materials, Inc.	31,600	625,996
*	Applied Micro Circuits Corp.	29,136	285,824
*	Ariba, Inc.	28,741	426,516
*	Arris Group, Inc.	46,062	431,140
*	Arrow Electronics, Inc.	81,600	2,501,856
*	Art Technology Group, Inc.	43,200	162,000
*	Aspen Technology, Inc.	9,500	136,800
	Astro-Med, Inc.	3,200	32,000
*	Asyst Technologies, Inc.	17,800	63,190
* #	Atari, Inc.	3,598	5,901
*	Atheros Communications	6,300	210,546
	Atlantic Tele-Network, Inc.	8,794	263,468
*	Atmel Corp.	102,100	456,387
*	ATMI, Inc.	21,100	631,523
*	Authentidate Holding Corp.	4,472	2,281
*	Autobytel, Inc.	17,371	29,010
* #	Avid Technology, Inc.	32,400	695,304
*	Aviza Technology, Inc.	8,635	4,663
*	Avnet, Inc.	38,800	1,145,376
*	Avocent Corp.	39,400	777,362
	AVX Corp.	127,000	1,691,640
*	Aware, Inc.	15,625	56,563
*	Axcelis Technologies, Inc.	42,000	239,820
*	AXT, Inc.	18,620	86,024
* #	Bankrate, Inc.	3,900	196,950
*	BearingPoint, Inc.	44,600	60,656
	Bel Fuse, Inc. Class A	1,500	45,975
	Bel Fuse, Inc. Class B	7,515	196,818
*	Bell Microproducts, Inc.	7,100	18,815
*	Benchmark Electronics, Inc.	65,918	1,171,363
*	BigBand Networks, Inc.	1,647	8,729
	Black Box Corp.	13,615	390,751
	Blackbaud, Inc.	3,300	78,078
*	Blackboard, Inc.	2,900	109,852
*	Blue Coat Systems, Inc.	7,400	134,088
*	BMC Software, Inc.	2,200	88,220
*	Bookham, Inc.	50,322	102,154
*	Borland Software Corp.	34,500	48,645
*	Bottomline Technologies, Inc.	11,000	109,450

47

*	Brightpoint, Inc.	28,972	285,374
	Broadridge Financial Solutions, Inc.	4,500	101,430
*	Brocade Communications Systems, Inc.	40,850	329,251
*	Brooks Automation, Inc.	28,980	295,306
*	BSQUARE Corp.	2,100	10,017
	CA, Inc.	17,300	459,142
* #	Cabot Microelectronics Corp.	18,800	697,480
*	CACI International, Inc. Class A	19,620	1,000,031
*	Cadence Design Systems, Inc.	9,200	106,904
*	CalAmp Corp.	8,500	21,335
*	California Micro Devices Corp.	11,311	40,380
*	Callidus Software, Inc.	6,600	40,128
*	CallWave, Inc.	15,767	38,314
	CAM Commerce Solutions, Inc.	500	18,115
*	Cascade Microtech, Inc.	6,376	50,052
#	Cass Information Systems, Inc.	1,545	49,085
*	Catalyst Semiconductor, Inc.	12,200	54,900
*	Catapult Communications Corp.	5,700	42,009
*	Centillium Communications, Inc.	13,593	10,874
*	CEVA, Inc.	11,236	94,045
*	Checkpoint Systems, Inc.	19,700	511,609
*	Cherokee International Corp.	3,800	11,020
*	Chordiant Software, Inc.	5,640	36,209
*	Chyron International Corp.	3,687	21,753
*	Ciber, Inc.	5,000	35,100
* #	Ciena Corp.	6,414	196,012
*	Ciprico, Inc.	2,392	3,875
*	Cirrus Logic, Inc.	39,300	257,808
*	Citrix Systems, Inc.	4,700	160,881
*	CMGI, Inc.	17,400	260,652
*	CNET Networks, Inc.	19,500	223,275
* #	Cogent, Inc.	20,800	248,976
	Cognex Corp.	24,166	673,265
*	Coherent, Inc.	9,359	283,297
	Cohu, Inc.	10,588	181,161
*	CommScope, Inc.	8,996	493,431
	Communications Systems, Inc.	4,000	44,200
*	Computer Sciences Corp.	75,645	3,717,952
*	Compuware Corp.	54,100	551,279
*	Comtech Telecommunications Corp.	7,946	367,900
*	Concur Technologies, Inc.	4,100	150,347
* #	Conexant Systems, Inc.	96,471	44,377
*	Convera Corp.	15,672	21,784
*	Convergys Corp.	101,500	1,637,195
*	CPI International, Inc.	7,660	93,375
*	Credence Systems Corp.	47,500	51,300
* #	Cree, Inc.	23,870	606,775
*	CSG Systems International, Inc.	8,200	108,896
*	CSP, Inc.	3,001	17,616
	CTS Corp.	3,700	40,256
*	Cyberoptics Corp.	6,236	55,875
*	Cybersource Corp.	17,337	336,511
*	Cymer, Inc.	15,800	488,536
*	Cypress Semiconductor Corp.	10,200	284,376
	Daktronics, Inc.	3,532	71,311

48

*	Datalink Corp.	3,946	18,744
	Dataram Corp.	5,000	16,250
* #	DealerTrack Holdings, Inc.	3,700	77,848
	Diebold, Inc.	10,200	402,492
*	Digi International, Inc.	19,559	176,422
*	Digimarc Corp.	9,222	102,456
*	Digital River, Inc.	8,300	332,498
*	Diodes, Inc.	8,500	239,955
*	Ditech Networks, Inc.	13,100	31,178
*	Dolby Laboratories, Inc.	1,000	48,010
*	Dot Hill Systems Corp.	27,196	81,588
*	Double-Take Software, Inc.	900	11,736
*	DSP Group, Inc.	14,000	116,760
* #	DST Systems, Inc.	3,000	190,200
*	DTS, Inc.	8,996	301,366
*	Dycom Industries, Inc.	20,304	348,214
*	Dynamics Research Corp.	8,100	86,832
*	EarthLink, Inc.	46,742	448,723
*	eBay, Inc.	700	21,007
* #	Echelon Corp.	10,500	154,980
*	EDGAR Online, Inc.	2,700	6,210
*	Edgewater Technology, Inc.	4,279	21,994
*	EFJ, Inc.	11,084	16,404
*	Elecsys Corp.	1,475	8,408
*	Electro Scientific Industries, Inc.	13,400	211,720
*	Electroglas, Inc.	8,118	15,262
	Electronic Data Systems Corp.	140,700	3,445,743
*	Electronics for Imaging, Inc.	37,199	616,387
* #	Elixir Gaming Technologies, Inc.	24,400	35,624
*	eLoyalty Corp.	906	7,574
*	EMC Corp.	49,300	859,792
* #	EMCORE Corp.	15,800	124,188
*	EMS Technologies, Inc.	7,200	197,136
*	Emulex Corp.	28,200	395,364
*	Endwave Corp.	5,400	36,936
*	Entegris, Inc.	75,600	581,364
*	Entertainment Distribution Co., Inc.	20,700	9,315
*	Entorian Technologies, Inc.	21,692	22,777
*	Entrust, Inc.	18,211	50,991
*	Epicor Software Corp.	20,300	174,174
* #	EPIQ Systems, Inc.	23,271	383,739
*	Equinix, Inc.	1,400	133,686
*	ESS Technology, Inc.	3,500	5,600
*	Euronet Worldwide, Inc.	37,700	737,412
*	Evans & Sutherland Computer Corp.	826	768
*	Exar Corp.	3,500	27,510
*	Excel Technology, Inc.	8,331	216,773
*	Extreme Networks, Inc.	68,406	222,320
*	F5 Networks, Inc.	3,400	102,170
#	Factset Research Systems, Inc.	1,700	110,007
	Fair Isaac Corp.	18,500	467,495
*	Fairchild Semiconductor Corp. Class A	34,259	513,885
* #	FalconStor Software, Inc.	14,700	131,418
*	Faro Technologies, Inc.	5,100	146,217
*	FEI Co.	12,400	290,656

49

	Fidelity National Information Services, Inc.	13,608	548,130
* #	Finisar Corp.	28,400	52,256
*	Fiserv, Inc.	6,600	345,576
* #	Flir Systems, Inc.	7,320	288,554
*	FormFactor, Inc.	16,000	349,280
*	Forrester Research, Inc.	9,817	296,572
* #	FortuNet, Inc.	4,700	29,657
*	Foundry Networks, Inc.	54,000	734,400
	Frequency Electronics, Inc.	6,800	45,560
*	FSI International, Inc.	8,700	15,225
*	Gartner Group, Inc.	3,700	80,623
*	Gerber Scientific, Inc.	1,425	14,264
	Gevity HR, Inc.	8,300	62,001
	Global Payments, Inc.	6,800	321,096
*	Globecomm Systems, Inc.	5,525	53,648
*	Goldleaf Financial Solutions, Inc.	7,800	15,990
*	Greenfield Online, Inc.	18,554	236,378
*	GSE Systems, Inc.	2,558	21,999
*	GTSI Corp.	4,675	35,951
*	Guidance Software, Inc.	4,616	46,114
*	Hackett Group, Inc.	18,871	99,639
*	Harmonic, Inc.	22,420	215,680
	Harris Corp.	6,200	407,836
*	Harris Stratex Networks, Inc. Class A	20,050	225,362
*	Hauppauge Digital, Inc.	4,603	10,587
#	Heartland Payment Systems, Inc.	5,500	141,955
	Henry Jack & Associates, Inc.	6,740	160,412
*	Hewitt Associates, Inc. Class A	5,600	219,296
	Hewlett-Packard Co.	29,900	1,407,094
*	hi/fn, Inc.	5,684	28,761
*	Hittite Microwave Corp.	2,400	95,880
*	Hughes Communications, Inc.	2,050	95,100
*	Hutchinson Technology, Inc.	20,560	296,064
*	Hypercom Corp.	49,100	239,117
*	I.D. Systems, Inc.	4,600	33,856
* #	i2 Technologies, Inc.	2,800	33,600
	iBasis, Inc.	10,000	33,500
*	iGATE Capital Corp.	31,716	271,172
* #	iGo, Inc.	11,440	14,872
*	Ikanos Communications	23,091	82,204
* #	ImageWare Systems, Inc.	1,700	935
*	I-many, Inc.	8,545	8,630
	Imation Corp.	27,859	728,791
#	Imergent, Inc.	2,500	28,750
*	Immersion Corp.	8,800	75,416
*	InFocus Corp.	2,100	3,591
*	Informatica Corp.	9,984	179,712
	InfoSpace, Inc.	33,125	302,431
	infoUSA, Inc.	41,647	233,640
*	Ingram Micro, Inc.	114,400	2,074,072
*	Innodata Isogen, Inc.	6,800	21,284
*	Innovex, Inc.	399	299
*	Insight Enterprises, Inc.	37,431	501,575
	Integral Systems, Inc.	8,800	348,392
*	Integrated Device Technology, Inc.	98,600	1,112,208

50

*	Integrated Silicon Solution, Inc.	12,933	78,891
	Intel Corp.	76,790	1,779,992
* #	Intelli-Check, Inc.	1,800	4,878
*	Intelligent Systems Corp.	1,620	5,346
*	Interactive Intelligence, Inc.	4,327	56,381
* #	Intermec, Inc.	24,400	551,440
*	Internap Network Services Corp.	18,200	95,914
*	International Rectifier Corp.	47,800	1,108,004
*	Internet Brands, Inc.	1,200	8,508
*	Internet Capital Group, Inc.	17,959	180,668
*	Interphase Corp.	3,400	12,648
	Intersil Corp.	87,125	2,428,174
*	Intervoice, Inc.	14,237	91,971
*	Interwoven, Inc.	38,568	517,197
*	Intest Corp.	3,502	6,286
*	Intevac, Inc.	18,500	212,750
*	IntriCon Corp.	1,700	13,260
*	Intuit, Inc.	8,000	231,680
*	INX, Inc.	500	6,315
*	Iomega Corp.	36,700	140,928
*	iPass, Inc.	61,100	131,365
*	Iron Mountain, Inc.	13,300	399,399
*	Iteris, Inc.	20,000	59,600
*	Itron, Inc.	2,800	273,224
*	Ixia	45,000	364,050
*	IXYS Corp.	24,022	280,097
*	j2 Global Communications, Inc.	4,415	117,086
	Jabil Circuit, Inc.	13,600	172,992
*	Jaco Electronics, Inc.	1,300	1,677
*	JDA Software Group, Inc.	14,800	301,920
* #	JDS Uniphase Corp.	142,537	1,763,183
* #	Juniper Networks, Inc.	18,250	502,240
*	Jupitermedia Corp.	16,164	30,065
	Keithley Instruments, Inc.	6,700	68,608
*	Kemet Corp.	8,400	33,852
*	Key Tronic Corp.	5,025	18,090
*	Keynote Systems, Inc.	8,468	114,318
*	Kintera, Inc.	8,800	9,504
	KLA-Tencor Corp.	7,800	359,736
*	Kopin Corp.	57,739	174,949
*	Kratos Defense & Security Solutions, Inc.	42,110	82,115
* #	Kulicke & Soffa Industries, Inc.	12,476	88,330
*	KVH Industries, Inc.	9,147	80,494
*	L-1 Identity Solutions, Inc.	58,027	916,827
*	Lam Research Corp.	3,400	138,380
*	LaserCard Corp.	2,900	21,228
*	Lattice Semiconductor Corp.	49,600	176,576
*	Lawson Software, Inc.	78,018	680,317
*	Leadis Technolgies, Inc.	21,530	35,955
*	LeCroy Corp.	10,051	86,941
*	Lexmark International, Inc.	1,300	47,918
#	Linear Technology Corp.	6,540	240,476
*	Lionbridge Technologies, Inc.	32,000	77,760
*	Littlefuse, Inc.	11,909	450,041
*	Logility, Inc.	2,814	18,516

51

*	LoJack Corp.	9,603	88,828
*	LookSmart, Ltd.	15,240	65,989
*	Loral Space & Communications, Inc.	8,849	171,582
*	LSI Corp.	63,348	460,540
*	LTX Corp.	33,666	98,978
*	Lumera Corp.	7,200	7,344
* #	Luna Innovations, Inc.	3,800	29,754
*	Macrovision Solutions Corp.	32,369	437,953
*	Magma Design Automation, Inc.	8,700	65,685
*	Management Network Group, Inc.	22,706	37,692
*	Manhattan Associates, Inc.	6,200	157,480
*	ManTech International Corp. Class A	7,600	383,268
#	Marchex, Inc. Class B	13,300	175,826
*	Mastec, Inc.	22,000	259,380
*	Mattson Technology, Inc.	50,900	255,518
#	Maximus, Inc.	11,710	430,577
*	Maxwell Technologies, Inc.	7,100	96,915
*	McAfee, Inc.	10,800	391,500
*	Mentor Graphics Corp.	52,970	617,101
*	Mercury Computer Systems, Inc.	16,500	146,355
*	Merix Corp.	13,316	33,290
	Mesa Laboratories, Inc.	2,250	45,203
*	Metavante Technologies, Inc.	18,795	478,521
	Methode Electronics, Inc.	18,264	208,940
	Micrel, Inc.	16,570	159,072
#	Microchip Technology, Inc.	4,900	180,516
*	Micron Technology, Inc.	211,995	1,710,800
*	Micros Systems, Inc.	2,800	92,316
*	Microsemi Corp.	11,926	326,772
*	MicroStrategy, Inc.	700	55,727
*	Microtune, Inc.	20,797	86,931
* #	Midway Games, Inc.	13,189	29,016
* #	Mindspeed Technologies, Inc.	13,568	11,126
*	MIPS Technologies, Inc.	21,782	83,207
*	MIVA, Inc.	12,918	21,961
*	MKS Instruments, Inc.	43,558	1,026,226
	Mocon, Inc.	3,194	34,847
*	Moldflow Corp.	7,275	160,050
	Molex, Inc.	5,100	141,984
	Molex, Inc. Class A	3,700	97,865
	MoneyGram International, Inc.	11,500	15,640
*	Monolithic Power Systems	7,200	174,456
* #	MoSys, Inc.	15,700	78,500
	Motorola, Inc.	49,570	462,488
*	MPS Group, Inc.	46,400	532,672
*	MRV Communications, Inc.	63,791	113,548
*	MSC. Software Corp.	28,019	346,595
	MTS Systems Corp.	3,200	121,088
*	Multi-Fineline Electronix, Inc.	17,373	348,329
*	Nanometrics, Inc.	11,900	93,891
*	Napco Security Systems, Inc.	9,405	43,263
*	Napster, Inc.	19,800	30,690
	National Instruments Corp.	2,900	92,104
	National Semiconductor Corp.	7,343	154,570
*	NAVTEQ Corp.	3,200	244,832

52

*	NCI, Inc.	4,751	99,771
*	NCR Corp.	14,300	378,378
* #	NeoMagic Corp.	3,100	2,325
* #	NetApp, Inc.	3,600	87,768
*	NETGEAR, Inc.	21,876	415,425
* #	Netlogic Microsystems, Inc.	9,100	343,616
*	NetManage, Inc.	3,804	27,046
*	NetScout Systems, Inc.	19,338	245,786
*	Network Engines, Inc.	10,500	13,335
* #	Network Equipment Technologies, Inc.	27,200	133,008
*	Newport Corp.	11,700	156,546
	NIC, Inc.	20,219	164,987
*	NMS Communications Corp.	12,274	14,238
*	Novatel Wireless, Inc.	7,300	75,263
*	Novell, Inc.	96,499	683,213
* #	Novellus Systems, Inc.	26,300	628,307
*	Nuance Communications, Inc.	23,352	460,501
*	NumereX Corp. Class A	1,675	12,713
*	Nvidia Corp.	5,100	125,970
	O.I. Corp.	1,283	15,037
*	Oculus Innovative Sciences, Inc.	1,800	7,182
*	Omniture, Inc.	6,269	154,531
* #	OmniVision Technologies, Inc.	35,861	580,948
*	ON Semiconductor Corp.	50,400	498,456
* #	On2 Technologies, Inc.	14,600	12,556
*	Online Resources Corp.	9,277	89,987
*	Onvia, Inc.	1,650	9,174
	Openwave Systems, Inc.	33,587	66,502
*	Oplink Communications, Inc.	21,415	237,278
*	OPNET Technologies, Inc.	8,754	82,725
* #	Orbcomm, Inc.	167	1,034
*	Orthovita, Inc.	21,700	54,250
*	OSI Systems, Inc.	7,846	197,798
*	Overland Storage, Inc.	2,400	2,520
*	OYO Geospace Corp.	1,100	62,062
*	Packeteer, Inc.	16,398	116,426
* #	Palm, Inc.	42,900	259,974
*	PAR Technology Corp.	8,853	83,218
*	Parametric Technology Corp.	10,700	200,946
	Park Electrochemical Corp.	8,800	260,040
* #	Parkervision, Inc.	2,838	31,672
*	PC Connection, Inc.	22,085	240,506
	PC-Tel, Inc.	14,550	143,900
*	PDF Solutions, Inc.	13,377	75,446
	Pegasystems, Inc.	20,882	257,266
*	Perceptron, Inc.	535	4,638
*	Perficient, Inc.	9,200	97,612
*	Performance Technologies, Inc.	8,131	45,046
*	Pericom Semiconductor Corp.	19,237	360,501
*	Perot Systems Corp.	97,300	1,607,396
*	Pervasive Software, Inc.	15,300	71,451
*	Phoenix Technologies, Ltd.	5,709	61,086
*	Photon Dynamics, Inc.	10,600	134,832
*	Photon Dynamics, Inc.	80	802
*	Photronics, Inc.	17,300	155,354

53

*	Pinnacle Data Systems, Inc.	100	158
*	Planar Systems, Inc.	7,691	25,534
	Plantronics, Inc.	39,700	964,313
*	PLATO Learning, Inc.	20,244	53,242
*	Plexus Corp.	26,277	741,800
*	PLX Technology, Inc.	17,200	143,792
*	PMC-Sierra, Inc.	71,200	605,912
*	Polycom, Inc.	32,625	813,015
*	Power Integrations, Inc.	11,799	385,001
* #	Powerwave Technologies, Inc.	59,376	239,285
*	Presstek, Inc.	24,236	151,233
* ●	Price Communications Liquidation Trust	8,600	1,175
*	Procera Networks, Inc.	2,241	4,280
*	Progress Software Corp.	14,000	435,960
	QAD, Inc.	11,445	87,669
*	QLogic Corp.	18,800	296,852
#	Quality Systems, Inc.	3,200	105,376
	Qualstar Corp.	6,011	17,973
*	Quantum Corp.	83,600	142,956
*	Quest Software, Inc.	35,104	597,119
*	QuickLogic Corp.	10,700	21,935
*	Rackable Systems, Inc.	13,300	181,678
*	Radiant Systems, Inc.	13,700	185,772
*	RadiSys Corp.	22,074	221,402
*	Radyne Corp.	8,100	90,801
*	RAE Systems, Inc.	17,900	25,418
* #	Rambus, Inc.	7,200	148,752
*	Ramtron International Corp.	5,678	25,494
*	RealNetworks, Inc.	67,037	489,370
*	Red Hat, Inc.	6,300	153,468
	Relm Wireless Corp.	5,270	8,432
#	Renaissance Learning, Inc.	6,364	95,142
*	RF Micro Devices, Inc.	121,329	485,316
*	RF Monolithics, Inc.	4,364	9,601
	Richardson Electronics, Ltd.	8,100	45,765
*	RightNow Technologies, Inc.	8,400	124,824
*	Rimage Corp.	6,781	119,888
*	Rofin-Sinar Technologies, Inc.	10,000	353,900
*	Rogers Corp.	11,700	458,523
*	Rudolph Technologies, Inc.	13,217	132,963
*	S1 Corp.	20,031	131,003
* #	Saba Software, Inc.	8,700	33,234
*	Safeguard Scientifics, Inc.	39,500	54,510
*	Sandisk Corp.	9,100	257,621
*	Sanmina-SCI Corp.	209,649	314,474
*	Sapient Corp.	17,424	114,998
* #	SAVVIS, Inc.	3,000	50,040
*	ScanSource, Inc.	9,502	284,680
*	Scientific Learning Corp.	2,910	13,037
*	SCM Microsystems, Inc.	6,800	20,196
*	Seachange International, Inc.	14,983	117,766
*	Secure Computing Corp.	47,081	250,942
*	Semitool, Inc.	15,006	125,900
*	Semtech Corp.	28,217	494,362
*	SI International, Inc.	6,238	152,831

54

* #	Sigma Designs, Inc.	2,600	48,100
*	Silicon Image, Inc.	10,700	75,221
*	Silicon Laboratories, Inc.	15,100	556,435
*	Silicon Storage Technology, Inc.	67,126	218,160
*	Simulations Plus, Inc.	1,800	3,636
* #	SiRF Technology Holdings, Inc.	35,600	258,812
*	Skyworks Solutions, Inc.	95,000	981,350
*	SM&A	7,202	35,866
* #	Smith Micro Software, Inc.	11,500	97,060
	Soapstone Networks, Inc.	6,100	32,513
*	SoftBrands, Inc.	5,800	6,496
*	Sonic Foundry, Inc.	3,940	2,679
* #	Sonic Solutions, Inc.	8,434	80,966
*	SonicWALL, Inc.	41,200	329,600
* #	Sonus Networks, Inc.	43,500	186,615
* #	Sourcefire, Inc.	3,800	29,032
*	SourceForge, Inc.	10,142	15,822
*	Spectrum Control, Inc.	5,373	48,948
*	SPSS, Inc.	4,154	163,543
*	SRA International, Inc.	21,600	509,328
*	SRS Labs, Inc.	3,600	25,056
*	Standard Microsystems Corp.	14,800	482,480
	StarTek, Inc.	12,550	108,558
*	STEC, Inc.	35,300	450,075
* #	Stratasys, Inc.	4,600	100,142
*	SumTotal Systems, Inc.	12,520	58,218
* #	Sun Microsystems, Inc.	14,850	192,308
*	Sunair Electronics, Inc.	4,500	12,330
* #	SunPower Corp. Class A	100	8,190
*	Supertex, Inc.	5,002	126,551
*	SupportSoft, Inc.	29,155	108,748
*	Sybase, Inc.	15,600	499,512
*	Sycamore Networks, Inc.	218,599	741,051
*	Sykes Enterprises, Inc.	32,700	677,217
*	Symantec Corp.	94,870	2,061,525
*	Symmetricom, Inc.	23,600	99,356
* #	Synaptics, Inc.	6,200	265,174
* #	Synchronoss Technologies, Inc.	2,300	30,567
*	SYNNEX Corp.	27,500	683,375
*	Synopsys, Inc.	21,567	568,290
	Syntel, Inc.	4,100	134,070
*	Take-Two Interactive Software, Inc.	25,700	695,699
*	Tech Data Corp.	35,200	1,287,968
	Technitrol, Inc.	25,968	518,062
*	Technology Solutions Co.	524	2,714
*	TechTeam Global, Inc.	7,800	77,610
*	Techwell, Inc.	4,600	60,812
*	Tekelec	45,094	757,128
*	TeleCommunication Systems, Inc.	13,800	72,726
* #	Telkonet, Inc.	1,232	788
*	Tellabs, Inc.	175,300	953,632
*	Telular Corp.	6,800	24,684
*	Teradata Corp.	6,300	170,163
*	Teradyne, Inc.	32,799	450,658
* #	Terremark Worldwide, Inc.	13,380	84,294

55

*	Tessco Technologies, Inc.	2,329	29,625
*	Tessera Technologies, Inc.	2,300	48,461
*	The Knot, Inc.	11,000	127,710
	TheStreet.com, Inc.	3,100	23,932
*	Think Partnership, Inc.	21,000	10,500
*	THQ, Inc.	9,500	203,775
*	TIBCO Software, Inc.	121,536	938,258
*	TNS, Inc.	4,600	115,138
*	Tollgrade Communications, Inc.	4,500	23,940
	Total System Services, Inc.	13,700	335,924
* #	Track Data Corp.	2,153	5,490
*	Transact Technologies, Inc.	5,540	47,035
*	Transwitch Corp.	1,733	1,456
*	Travelzoo, Inc.	2,100	22,428
*	Trident Microsystems, Inc.	4,400	20,636
*	Trimble Navigation, Ltd.	7,680	305,971
	Trio-Tech International	400	2,260
*	Triquint Semiconductor, Inc.	74,100	493,506
	TSR, Inc.	1,444	5,155
*	TTM Technologies, Inc.	33,824	492,477
*	Tumbleweed Communications Corp.	18,783	34,749
*	Tyler Technologies, Inc.	19,195	302,513
*	Ultimate Software Group, Inc.	3,700	139,971
*	Ultra Clean Holdings, Inc.	16,822	175,453
*	Ultratech, Inc.	16,900	270,569
*	Unica Corp.	4,500	37,800
*	Unisys Corp.	20,400	103,224
	United Online, Inc.	42,125	515,189
* #	Universal Display Corp.	7,700	117,117
* #	UTStarcom, Inc.	48,500	232,800
*	ValueClick, Inc.	8,300	166,913
*	Varian Semiconductor Equipment Associates, Inc.	4,800	182,544
*	Veeco Instruments, Inc.	19,015	365,658
*	VeriFone Holdings, Inc.	1,100	16,148
*	VeriSign, Inc.	9,700	388,388
*	Viasat, Inc.	13,500	290,790
*	Vicon Industries, Inc.	1,600	7,680
*	Video Display Corp.	4,795	37,161
*	Vignette Corp.	11,000	142,450
*	Virage Logic Corp.	10,454	69,205
*	Vishay Intertechnology, Inc.	69,217	697,707
*	Vocus, Inc.	2,448	77,773
* #	Volterra Semiconductor Corp.	9,300	147,870
* #	Vyyo, Inc.	3,100	620
* #	Wave Systems Corp. Class A	4,700	4,935
*	Websense, Inc.	5,400	94,986
*	Website Pros, Inc.	24,553	201,580
*	Westell Technologies, Inc.	24,650	35,003
*	Western Digital Corp.	9,700	364,041
*	White Electronics Designs Corp.	6,450	29,864
*	Wind River Systems, Inc.	28,900	312,698
*	Winland Electronics, Inc.	400	696
*	Wireless Ronin Technologies, Inc.	823	5,522
*	Wireless Telecom Group, Inc.	12,500	16,500
*	Wireless Xcessories Group, Inc.	1,600	1,632

56

*	WPCS International, Inc.	2,800	19,852
*	Wright Express Corp.	3,400	108,732
	Xerox Corp.	52,520	713,222
	Xilinx, Inc.	10,880	295,936
* #	X-Rite, Inc.	18,592	32,722
*	Yahoo!, Inc.	25,825	691,077
*	Zebra Technologies Corp. Class A	5,000	188,000
*	ZILOG, Inc.	7,400	29,156
* #	Zix Corp.	10,200	26,316
*	Zones, Inc.	300	2,460
*	Zoran Corp.	33,600	491,568
*	Zygo Corp.	8,580	102,703
Total Information Technology			141,941,885

Materials — (4.8%)
	A. Schulman, Inc.	4,300	97,137
	A.M. Castle & Co.	17,800	584,374
*	AEP Industries, Inc.	2,434	63,771
	Air Products & Chemicals, Inc.	2,500	254,800
	Airgas, Inc.	5,200	307,684
	AK Steel Holding Corp.	5,220	370,620
	Albemarle Corp.	14,600	649,262
	Alcoa, Inc.	42,900	1,741,311
	Allegheny Technologies, Inc.	3,900	292,500
#	AMCOL International Corp.	9,900	305,514
*	American Pacific Corp.	3,257	55,206
#	American Vanguard Corp.	13,313	177,995
* #	Amerigon, Inc.	1,300	16,146
	Aptargroup, Inc.	9,600	429,312
	Arch Chemicals, Inc.	15,500	589,465
*	Arrowhead Research Corp.	4,200	10,374
	Ashland, Inc.	39,800	2,136,066
	Balchem Corp.	5,675	140,286
	Ball Corp.	2,400	130,320
* #	Basin Water, Inc.	10,293	50,230
	Bemis Co., Inc.	34,000	904,400
*	Brush Engineered Materials, Inc.	13,400	447,694
*	Buckeye Technologies, Inc.	2,600	27,664
#	Cabot Corp.	9,600	307,584
#	Calgon Carbon Corp.	14,300	253,396
*	Caraustar Industries, Inc.	2,500	5,750
	Carpenter Technology Corp.	8,000	441,600
	Celanese Corp. Class A	2,400	116,880
*	Century Aluminum Co.	8,700	635,100
	CF Industries Holdings, Inc.	1,500	205,350
	Chemtura Corp.	193,100	1,685,763
	Chesapeake Corp.	5,400	18,630
	Cleveland-Cliffs, Inc.	9,400	1,002,980
* #	Coeur d’Alene Mines Corp.	357,500	1,118,975
	Commercial Metals Co.	41,870	1,532,442
	Compass Minerals International, Inc.	4,600	335,800
*	Constar International, Inc.	2,000	4,200
*	Core Molding Technologies, Inc.	3,400	24,990
*	Crown Holdings, Inc.	7,500	216,375
	Cytec Industries, Inc.	16,730	1,056,667

57

	Deltic Timber Corp.	8,200	441,980
	Dow Chemical Co.	19,944	805,738
	duPont (E.I.) de Nemours & Co., Inc.	8,400	402,444
#	Eagle Materials, Inc.	18,200	652,470
	Eastman Chemical Co.	4,700	360,067
	Empire Resources, Inc.	3,200	15,552
* #	Esmark, Inc.	7,300	137,970
	Ferro Corp.	33,500	648,560
*	Flight Safety Technologies, Inc.	1,800	3,168
* #	Flotek Industries, Inc.	1,800	30,834
	FMC Corp.	6,600	488,268
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	798,862
	Friedman Industries, Inc.	3,200	20,000
#	General Maritime Corp.	11,300	318,999
* #	General Moly, Inc.	6,565	58,100
#	Georgia Gulf Corp.	16,500	69,960
	Gibraltar Industries, Inc.	15,250	245,983
	Glatfelter Co.	4,100	63,878
*	Graphic Packaging Holding Co.	158,800	471,636
	Greif, Inc. Class A	6,600	442,464
	Greif, Inc. Class B	2,400	142,200
*	H&E Equipment Services, Inc.	560	7,868
	H.B. Fuller Co.	37,800	940,086
	Hawkins, Inc.	4,365	66,130
*	Haynes International, Inc.	4,000	273,320
* #	Headwaters, Inc.	38,800	421,756
* #	Hecla Mining Co.	17,000	153,340
	Hercules, Inc.	5,100	105,213
	Huntsman Corp.	9,800	214,914
*	ICO, Inc.	6,300	44,352
	International Flavors & Fragrances, Inc.	1,100	46,156
	International Paper Co.	42,812	1,165,343
*	Ion Geophysical Corp.	20,900	342,551
	Kaiser Aluminum Corp.	12,200	782,630
	KMG Chemicals, Inc.	4,201	46,085
	Kronos Worldwide, Inc.	6,636	147,253
*	Landec Corp.	11,000	88,110
	Louisiana-Pacific Corp.	76,400	927,496
* #	LSB Industries, Inc.	5,244	95,651
	Lubrizol Corp.	7,300	409,530
#	Martin Marietta Materials, Inc.	800	93,352
*	Material Sciences Corp.	6,500	50,115
*	Maxxam, Inc.	395	11,258
	MeadWestavco Corp.	74,900	1,927,177
* #	Metalico, Inc.	18,200	289,380
	Minerals Technologies, Inc.	12,600	877,086
* #	Mines Management, Inc.	10,000	35,500
*	Mod-Pac Corp.	1,500	7,980
	Myers Industries, Inc.	11,100	134,865
	Nalco Holding Co.	15,100	367,232
*	Nanophase Technologies Corp.	2,300	7,475
	Neenah Paper, Inc.	12,100	257,125
	Nevada Chemicals, Inc.	3,050	28,243
#	NewMarket Corp.	6,600	516,582
	Newmont Mining Corp.	9,400	446,782

58

#	NL Industries, Inc.	23,387	268,951
	NN, Inc.	7,600	98,876
*	Northern Technologies International Corp.	1,100	16,258
*	Northwest Pipe Co.	4,715	221,558
	Nucor Corp.	2,600	194,480
	Olin Corp.	25,500	573,750
*	OM Group, Inc.	12,400	539,152
*	OMNOVA Solutions, Inc.	8,300	29,963
*	Owens-Illinois, Inc.	4,080	233,458
	Packaging Corp. of America	17,000	442,680
*	Pactiv Corp.	5,700	140,391
* #	Patriot Coal Corp.	680	73,528
	Penford Corp.	3,821	83,260
*	Peoplesupport, Inc.	10,700	98,975
*	PolyOne Corp.	90,002	696,615
	PPG Industries, Inc.	4,100	258,423
	Quaker Chemical Corp.	8,600	274,942
*	Ready Mix, Inc.	1,400	8,120
#	Reliance Steel & Aluminum Co.	12,700	863,219
*	Rock of Ages Corp.	2,118	7,244
	Rock-Tenn Co. Class A	30,000	1,070,700
*	Rockwood Holdings, Inc.	24,300	892,296
#	Rohm & Haas Co.	10,100	545,198
*	Rosetta Resources, Inc.	35,011	942,846
	Royal Gold, Inc.	13,477	414,283
	RPM International, Inc.	29,500	723,635
*	RTI International Metals, Inc.	5,000	215,400
	Schnitzer Steel Industries, Inc. Class A	10,600	1,061,484
	Schweitzer-Maudoit International, Inc.	15,688	320,035
	Scotts Miracle-Gro Co. Class A	4,300	121,260
	Sealed Air Corp.	19,500	475,020
	Sensient Technologies Corp.	19,700	619,565
	Sigma-Aldrich Corp.	3,700	217,412
	Silgan Holdings, Inc.	2,400	137,352
	Sims Group, Ltd. Sponsored ADR	14,145	521,668
*	Smurfit-Stone Container Corp.	167,616	1,128,056
	Sonoco Products Co.	10,440	361,433
	Spartech Corp.	9,500	102,315
	Steel Dynamics, Inc.	11,680	421,648
	Stepan Co.	6,024	246,321
* #	Stillwater Mining Co.	60,800	872,480
*	Symyx Technologies, Inc.	6,196	47,585
	Synalloy Corp.	1,526	26,324
	Temple-Inland, Inc.	5,100	74,307
	Terra Industries, Inc.	11,000	479,930
#	Texas Industries, Inc.	13,300	969,570
#	Titanium Metals Corp.	7,026	122,252
	Tronox, Inc. Class A	1,700	6,035
	Tronox, Inc. Class B	181	599
*	U.S. Concrete, Inc.	19,531	102,538
* #	U.S. Gold Corp.	36,032	77,829
*	United States Lime & Minerals, Inc.	2,700	100,575
	United States Steel Corp.	4,200	725,382
*	Universal Stainless & Alloy Products, Inc.	4,180	164,943
	Valhi, Inc.	8,900	278,036

59

	Valspar Corp.	67,000	1,511,520
#	Vulcan Materials Co.	3,693	284,102
*	W.R. Grace & Co.	2,800	75,824
	Wausau Paper Corp.	33,100	314,450
	Westlake Chemical Corp.	35,420	614,537
	Weyerhaeuser Co.	23,434	1,460,641
	Worthington Industries, Inc.	53,300	1,062,802
	Zep, Inc.	2,450	40,229
* #	Zoltek Companies, Inc.	3,700	111,851
Total Materials			61,877,793

Other — (0.0%)
* ●	Tripos Escrow Shares	67	16

Telecommunication Services — (2.1%)
#	Alaska Communications Systems Group, Inc.	6,600	85,404
*	American Tower Corp.	300	13,716
	Arbinet-thexchange, Inc.	19,135	72,713
	AT&T, Inc.	270,720	10,801,728
*	Cbeyond, Inc.	2,200	40,810
*	Centennial Communications Corp.	12,000	90,840
#	CenturyTel, Inc.	64,100	2,269,781
*	Cincinnati Bell, Inc.	27,200	114,512
	Citizens Communications Co.	13,337	155,509
*	Clear Channel Outdoor Holdings, Inc.	1,900	39,083
* #	Cogent Communications Group, Inc.	8,200	134,890
	Consolidated Communications Holdings, Inc.	10,770	161,550
*	Crown Castle International Corp.	17,000	722,330
	D&E Communications, Inc.	10,116	97,417
	Embarq Corp.	115	5,442
#	FairPoint Communications, Inc.	16,430	147,870
* #	FiberTower Corp.	10,600	16,218
*	General Communications, Inc. Class A	24,175	177,928
	Hickory Tech Corp.	5,675	48,067
* #	ICO Global Communications (Holdings), Ltd.	22,300	100,350
#	IDT Corp. Class B	13,800	49,266
	Iowa Telecommunications Services, Inc.	6,900	132,618
*	LCC International, Inc. Class A	12,139	15,295
* #	Leap Wireless International, Inc.	4,300	247,078
* #	Level 3 Communications, Inc.	27,575	94,582
*	NeuStar, Inc.	2,100	49,119
*	Nexstar Broadcasting Group, Inc.	3,092	17,779
* #	Nextwave Wireless, Inc.	4,538	24,369
*	Occam Networks, Inc.	7,461	31,858
*	PAETEC Holding Corp.	8,900	78,676
*	Point.360	2,600	4,030
*	Premiere Global Services, Inc.	26,774	405,626
#	Regal Entertainment Group	5,200	91,364
* #	Rural Cellular Corp. Class A	1,900	85,044
*	SBA Communications Corp.	3,000	111,660
	Shenandoah Telecommunications Co.	10,872	178,083
*	Spark Networks, Inc.	4,900	20,825
	Sprint Nextel Corp.	169,900	1,590,264
	SureWest Communications	8,000	78,560
*	Syniverse Holdings, Inc.	33,770	728,081

60

	Telephone & Data Systems, Inc.	4,324	206,125
	Telephone & Data Systems, Inc. Special Shares	4,527	198,735
* #	Terrestar Corp.	42,800	207,580
*	Time Warner Telecom, Inc.	3,700	69,190
*	United States Cellular Corp.	4,300	269,309
*	USA Mobility, Inc.	12,993	101,995
	Verizon Communications, Inc.	150,079	5,773,539
	Warwick Valley Telephone Co.	2,671	31,571
	Windstream Corp.	16,517	220,337
*	Xeta Corp.	4,300	13,760
Total Telecommunication Services			26,422,476

Utilities — (1.1%)
	AGL Resources, Inc.	3,600	128,520
	ALLETE, Inc.	5,500	244,310
	Alliant Energy Corp.	700	26,278
	American States Water Co.	2,800	94,500
	Aqua America, Inc.	5,300	90,524
*	Aquila, Inc.	23,100	88,011
	Artesian Resources Corp. Class A	498	9,143
	Atmos Energy Corp.	3,600	98,604
	Avista Corp.	10,500	222,915
	Black Hills Corp.	7,100	250,204
*	Cadiz, Inc.	2,459	41,287
	California Water Service Group	3,700	134,828
	CenterPoint Energy, Inc.	1,100	18,634
	Central Vermont Public Service Corp.	2,094	42,592
	CH Energy Group, Inc.	2,300	87,124
	Chesapeake Utilities Corp.	2,100	58,317
	Cleco Corp.	6,100	152,378
	CMS Energy Corp.	8,500	132,515
	Connecticut Water Services, Inc.	2,499	60,626
	Delta Natural Gas Co., Inc.	238	7,028
	DPL, Inc.	4,700	133,574
*	Dynegy, Inc.	8,800	82,896
*	El Paso Electric Co.	8,400	181,524
	Empire District Electric Co.	6,300	129,654
	Energen Corp.	2,500	187,375
	Energy East Corp.	5,800	146,798
	Energy West, Inc.	300	3,270
#	EnergySouth, Inc.	1,703	92,303
* #	Environmental Power Corp.	2,500	13,600
	Florida Public Utilities Co.	800	9,600
#	Great Plains Energy, Inc.	3,800	99,674
#	Hawaiian Electric Industries, Inc.	7,998	210,987
	IDACORP, Inc.	8,400	257,544
	Integrys Energy Group, Inc.	3,707	190,354
	ITC Holdings Corp.	8,800	480,216
	Laclede Group, Inc.	4,100	164,000
*	Maine & Maritimes Corp.	1,308	57,617
	MGE Energy, Inc.	4,319	148,358
	Middlesex Water Co.	9,421	173,723
*	Mirant Corp.	10,500	426,510
	National Fuel Gas Co.	2,800	168,868
	New Jersey Resources Corp.	8,913	296,892

61

	Nicor, Inc.	9,700	396,051
	Northeast Utilities, Inc.	5,500	143,605
	Northwest Natural Gas Co.	4,700	214,273
	NorthWestern Corp.	7,800	206,778
*	NRG Energy, Inc.	20,700	860,913
	NSTAR	4,500	150,885
	OGE Energy Corp.	4,000	134,200
	Oneok, Inc.	900	45,054
#	Ormat Technologies, Inc.	8,700	435,957
	Otter Tail Corp.	2,700	101,358
#	Piedmont Natural Gas Co.	5,700	154,071
	Pinnacle West Capital Corp.	1,100	37,158
	PNM Resources, Inc.	3,300	49,005
	Portland General Electric Co.	7,700	180,257
	Public Service Enterprise Group, Inc.	25,500	1,128,630
	Puget Energy, Inc.	4,800	134,352
	Questar Corp.	9,200	590,824
*	Reliant Energy, Inc.	33,700	861,372
	RGC Resources, Inc.	200	5,494
	Sierra Pacific Resources	8,800	119,416
	SJW Corp.	14,400	447,264
	South Jersey Industries, Inc.	5,200	198,900
	Southern Union Co.	4,900	130,340
	Southwest Gas Corp.	8,500	265,030
#	Southwest Water Co.	5,681	58,514
#	TECO Energy, Inc.	8,500	173,145
	UGI Corp.	4,500	121,410
	UIL Holdings Corp.	4,366	141,458
	Unisource Energy Corp.	2,900	98,339
	Unitil Corp.	3,751	105,216
	Vectren Corp.	4,893	144,344
	Westar Energy, Inc.	3,900	93,600
	WGL Holdings, Inc.	6,200	216,318
	York Water Co.	1,600	23,456
Total Utilities			13,810,662

TOTAL COMMON STOCKS			1,110,821,133

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	987	255,633

RIGHTS/WARRANTS — (0.0%)
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*	Guaranty Financial Group, Inc. Rights	1,700	—
TOTAL RIGHTS/WARRANTS			—

62

TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,922,677	6,922,677

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $164,714,562 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 12/01/35 to 03/01/38, valued at $145,320,579) to be repurchased at $141,115,570	$141,088	141,087,940
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $23,730,644 FNMA 5.500%, 01/01/35 & 6.000%, 12/01/37, valued at $18,270,390) to be repurchased at $17,740,212	17,737	17,736,872

TOTAL SECURITIES LENDING COLLATERAL		158,824,812

TOTAL INVESTMENTS - (100.0%) (Cost $1,304,898,328)
		$1,276,824,255

See accompanying Notes to Financial Statements.

63

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.9%)
Consumer Discretionary — (12.1%)
*	1-800-FLOWERS.COM, Inc.	1,700	$14,076
*	99 Cents Only Stores	11,700	97,929
*	A.C. Moore Arts & Crafts, Inc.	500	3,495
	Aaron Rents, Inc.	8,300	185,837
	Abercrombie & Fitch Co.	200	14,520
	Acme United Corp.	500	6,995
	Advance Auto Parts, Inc.	2,000	80,600
*	Aeropostale, Inc.	2,700	94,338
*	AFC Enterprises, Inc.	1,162	11,620
*	Aftermarket Technology Corp.	4,425	99,076
	Ah Belo Corp.	1,440	13,680
	Aldila, Inc.	1,300	9,945
*	Alloy, Inc.	2,475	21,285
* #	Amazon.com, Inc.	2,700	220,374
	Ambassadors Group, Inc.	1,600	29,696
* #	AMDL, Inc.	600	1,878
	American Axle & Manufacturing Holdings, Inc.	11,700	217,503
	American Eagle Outfitters, Inc.	3,800	69,236
*	America’s Car-Mart, Inc.	2,600	42,874
#	Ameristar Casinos, Inc.	7,000	124,740
*	AnnTaylor Stores Corp.	5,500	150,590
*	Apollo Group, Inc. Class A	4,000	191,160
	Arbitron, Inc.	1,200	59,832
	Arctic Cat, Inc.	110	870
	ArvinMeritor, Inc.	1,100	16,467
*	AutoNation, Inc.	29,900	472,121
*	Autozone, Inc.	1,800	227,808
* #	Avatar Holdings, Inc.	1,500	52,005
*	Ballantyne of Omaha, Inc.	1,500	6,300
*	Bally Technologies, Inc.	1,600	72,016
	Barnes & Noble, Inc.	9,200	280,692
*	Barry (R.G.) Corp.	200	1,586
	Bassett Furniture Industries, Inc.	2,475	29,675
	Beasley Broadcast Group, Inc.	300	1,410
	Bebe Stores, Inc.	13,703	156,625
*	Bed Bath and Beyond, Inc.	9,100	289,926
	Belo Corp. Class A	14,600	139,576
	Best Buy Co., Inc.	6,800	317,492
	Big 5 Sporting Goods Corp.	400	3,596
*	Big Lots, Inc.	1,300	40,378
*	BJ’s Restaurants, Inc.	3,800	48,716
	Black & Decker Corp.	3,700	239,390
#	Blockbuster, Inc. Class A	14,600	47,450

1

*	Blockbuster, Inc. Class B	7,900	20,224
* #	Blue Nile, Inc.	800	42,648
*	Bluegreen Corp.	6,200	42,656
	Blyth, Inc.	3,900	75,894
	Bob Evans Farms, Inc.	3,100	90,241
	Books-A-Million, Inc.	319	2,396
#	Borders Group, Inc.	300	1,842
	BorgWarner, Inc.	6,800	351,628
#	Boyd Gaming Corp.	4,650	74,167
	Brinker International, Inc.	3,400	74,562
#	Brookfield Homes Corp.	3,900	58,890
	Brown Shoe Company, Inc.	5,300	89,517
	Brunswick Corp.	14,600	200,020
#	Buckle, Inc.	4,700	215,401
* #	Buffalo Wild Wings, Inc.	100	3,295
*	Build-A-Bear-Workshop, Inc.	3,000	27,450
	Bunge, Ltd.	1,900	226,803
	Burger King Holdings, Inc.	8,300	236,965
* #	Cabela’s, Inc.	1,100	15,235
*	Cache, Inc.	1,800	22,842
*	California Pizza Kitchen, Inc.	4,900	68,159
	Callaway Golf Co.	8,500	107,950
*	Career Education Corp.	5,200	95,108
* #	CarMax, Inc.	11,900	233,716
*	Carriage Services, Inc.	2,407	17,282
*	Carter’s, Inc.	500	7,450
	Cato Corp. Class A	5,900	91,273
*	Cavco Industries, Inc.	900	34,497
	CBRL Group, Inc.	2,000	58,900
	CBS Corp. Class A	300	6,459
	CBS Corp. Class B	21,400	461,812
*	CEC Entertainment, Inc.	3,900	140,946
	Centex Corp.	16,100	303,163
*	Champion Enterprises, Inc.	10,600	88,510
*	Charlotte Russe Holding, Inc.	4,600	86,296
*	Cheesecake Factory, Inc.	9,500	190,285
* #	Chipotle Mexican Grill, Inc.	300	27,690
*	Chipotle Mexican Grill, Inc. Class B	400	33,076
	Choice Hotels International, Inc.	2,700	93,555
	Christopher & Banks Corp.	5,700	64,125
	Churchill Downs, Inc.	1,400	59,836
*	Coach, Inc.	2,800	101,640
*	Coinstar, Inc.	3,859	147,028
	Collectors Universe, Inc.	1,200	11,424
#	Columbia Sportswear Co.	600	26,292
	Comcast Corp. Class A	86,150	1,938,375
	Comcast Corp. Special Class A Non-Voting	57,600	1,283,904
* #	Conn’s, Inc.	3,181	54,936
	Cooper Tire & Rubber Co.	1,300	14,274
*	Corinthian Colleges, Inc.	10,200	130,560
	Courier Corp.	200	4,698
*	Cox Radio, Inc.	4,300	54,825
	Craftmade International, Inc.	200	1,304
* #	Crown Media Holdings, Inc.	2,359	11,842
	CSS Industries, Inc.	200	5,896

2

*	Culp, Inc.	1,786	12,859
*	Cybex International, Inc.	3,598	14,932
	D.R. Horton, Inc.	10,200	129,642
	Darden Restaurants, Inc.	10,400	356,200
*	Deckers Outdoor Corp.	300	41,016
*	dELiA*s, Inc.	4,969	12,671
*	Design Within Reach, Inc.	984	3,818
	DeVry, Inc.	3,600	205,380
*	DG Fastchannel, Inc.	3,700	72,668
*	Dick’s Sporting Goods, Inc.	5,700	131,955
#	Dillards, Inc. Class A	15,400	250,712
*	Discovery Holding Co. Class A	900	23,571
*	DISH Network Corp.	2,300	80,753
	Disney (Walt) Co.	62,692	2,106,451
*	Dixie Group, Inc.	1,338	9,767
*	Dollar Tree, Inc.	9,900	365,310
*	Domino’s Pizza, Inc.	4,300	57,878
	Dover Downs Gaming & Entertainment, Inc.	2,300	20,056
* #	DreamWorks Animation SKG, Inc.	8,900	280,973
* #	Drew Industries, Inc.	1,200	26,376
*	drugstore.com, Inc.	12,964	28,132
	E.W. Scripps Co.	6,400	301,440
	Eastman Kodak Co.	14,100	216,012
*	Einstein Noah Restaurant Group, Inc.	1,000	14,040
*	Entravision Communications Corp.	2,900	15,486
	Ethan Allen Interiors, Inc.	3,640	102,066
	Family Dollar Stores, Inc.	800	17,120
*	Famous Dave’s of America, Inc.	200	1,818
	Finish Line, Inc. Class A	8,400	66,612
*	Fisher Communications, Inc.	1,700	59,704
* #	Fleetwood Enterprises, Inc.	3,800	15,808
	Foot Locker, Inc.	22,900	334,569
* #	Ford Motor Co.	111,630	759,084
	Fortune Brands, Inc.	11,400	792,072
*	Fossil, Inc.	10,400	329,784
*	Franklin Covey Co.	3,700	31,043
*	Franklin Electronic Publishers, Inc.	1,100	2,332
	Fred’s, Inc.	4,800	60,240
	FTD Group, Inc.	4,000	59,000
*	Fuel Systems Solutions, Inc.	900	25,092
#	Furniture Brands International, Inc.	8,100	113,886
*	GameStop Corp. Class A	3,500	173,600
*	GameTech International, Inc.	1,600	8,352
*	Gaming Partners International Corp.	400	2,372
* #	Gander Mountain Co.	4,562	19,160
	Gannett Co., Inc.	20,600	593,486
	Gap, Inc.	11,500	209,875
*	Gaylord Entertainment Co.	2,300	65,343
#	General Motors Corp.	4,000	68,400
	Gentex Corp.	9,825	172,527
	Genuine Parts Co.	7,400	325,674
*	G-III Apparel Group, Ltd.	2,400	39,816
*	Goodyear Tire & Rubber Co.	6,000	152,460
	Gray Television, Inc.	1,000	4,020
*	Great Wolf Resorts, Inc.	1,653	11,488

3

	Group 1 Automotive, Inc.	3,500	91,140
*	GSI Commerce, Inc.	2,600	37,674
	Guess?, Inc.	2,500	102,075
*	Gymboree Corp.	2,000	92,280
	H&R Block, Inc.	5,300	123,702
*	Hanesbrands, Inc.	2,900	95,700
	Harley-Davidson, Inc.	2,700	112,239
	Harte-Hanks, Inc.	10,000	135,500
	Hasbro, Inc.	6,640	240,634
	Haverty Furniture Co., Inc.	3,800	39,976
*	Hawk Corp.	1,900	34,048
*	Hayes Lemmerz International, Inc.	6,700	26,264
*	Helen of Troy, Ltd.	6,000	107,220
*	Hibbett Sporting Goods, Inc.	1,400	29,428
*	Hillenbrand, Inc.	4,500	99,675
*	Hollywood Media Corp.	5,700	13,680
	Home Depot, Inc.	22,600	618,336
	Hooker Furniture Corp.	1,800	36,324
*	Hot Topic, Inc.	1,800	9,450
*	Hovnanian Enterprises, Inc. Class A	10,300	80,958
*	IAC/InterActiveCorp.	22,700	511,885
*	Iconix Brand Group, Inc.	7,530	109,185
	Idearc, Inc.	400	1,608
#	IHOP Corp.	3,700	173,493
	Interactive Data Corp.	1,900	52,326
	Interface, Inc. Class A	7,601	107,630
	International Game Technology	8,600	306,676
	International Speedway Corp. Class A	1,200	53,256
*	Interpublic Group of Companies, Inc.	36,900	367,893
*	Interstate Hotels & Resorts, Inc.	7,100	25,063
*	INVESTools, Inc.	200	1,604
* #	iRobot Corp.	2,400	33,648
* #	Isle of Capri Casinos, Inc.	1,200	8,220
* #	ITT Educational Services, Inc.	1,600	116,208
	J. Alexander’s Corp.	296	2,158
* #	J. Crew Group, Inc.	3,300	122,991
	J.C. Penney Co., Inc.	10,170	409,241
*	Jack in the Box, Inc.	4,800	117,936
	Jackson Hewitt Tax Service, Inc.	3,300	46,266
*	Jakks Pacific, Inc.	4,200	99,120
*	Jarden Corp.	12,000	225,000
*	Jo-Ann Stores, Inc.	5,400	121,554
	Johnson Controls, Inc.	17,100	582,426
	Johnson Outdoors, Inc.	300	4,668
	Jones Apparel Group, Inc.	11,400	191,748
* #	Jos. A. Bank Clothiers, Inc.	3,900	106,080
	Journal Communications, Inc. Class A	8,000	46,880
	KB Home	11,800	242,018
	Kenneth Cole Productions, Inc. Class A	1,700	26,520
	Kimball International, Inc. Class B	4,000	42,200
*	Knology, Inc.	400	5,932
*	Kohl’s Corp.	9,100	407,680
*	Kona Grill, Inc.	200	1,720
	KSW, Inc.	200	970
*	Lakeland Industries, Inc.	700	8,743

4

* #	Lamar Advertising Co.	3,700	154,845
* #	Las Vegas Sands Corp.	2,100	145,824
*	Lazare Kaplan International, Inc.	300	2,730
	La-Z-Boy, Inc.	9,400	59,690
*	Leapfrog Enterprises, Inc.	5,000	41,300
*	Lear Corp.	11,300	290,975
#	Lee Enterprises, Inc.	5,300	36,040
	Leggett & Platt, Inc.	23,700	452,670
	Lennar Corp. Class A	13,400	226,192
	Libbey, Inc.	3,000	34,590
*	Liberty Global, Inc. Class A	1,100	39,435
*	Liberty Global, Inc. Series C	900	30,402
*	Liberty Media Corp. - Entertainment Class A	18,800	507,600
*	Liberty Media Holding Corp. Capital Class A	19,862	294,355
*	Liberty Media Holding Corp. Interactive Class A	41,543	705,816
* #	LIFE TIME FITNESS, Inc.	2,200	88,044
	Lifetime Brands, Inc.	300	2,103
	Limited Brands, Inc.	22,300	432,174
*	Lincoln Educational Services	4,203	52,201
*	Live Nation, Inc.	13,700	207,555
	Liz Claiborne, Inc.	3,900	68,094
*	LKQ Corp.	8,165	180,936
*	Lodgian, Inc.	1,100	9,900
	Lowe’s Companies, Inc.	42,150	1,011,600
*	Luby’s, Inc.	5,200	36,764
#	M/I Homes, Inc.	2,972	51,029
	Macy’s, Inc.	35,200	833,184
*	Maidenform Brands, Inc.	700	10,528
	Marine Products Corp.	2,200	17,974
	Marriott International, Inc. Class A	4,900	161,259
* #	Marvel Entertainment, Inc.	1,800	61,254
	Mattel, Inc.	20,300	408,842
	Matthews International Corp. Class A	4,230	201,390
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,115	20,135
	McDonald’s Corp.	19,700	1,168,604
	McGraw-Hill Companies, Inc.	1,600	66,384
	MDC Holdings, Inc.	6,800	276,284
	Meredith Corp.	3,100	101,711
*	Meritage Homes Corp.	6,500	112,450
*	Midas, Inc.	1,000	16,020
	Modine Manufacturing Co.	4,800	75,552
* #	Mohawk Industries, Inc.	6,100	457,988
	Monaco Coach Corp.	475	2,175
*	Monarch Casino & Resort, Inc.	1,100	15,235
	Monro Muffler Brake, Inc.	2,927	54,237
* #	Morgans Hotel Group	4,700	60,489
*	Morningstar, Inc.	1,400	99,330
*	Morton’s Restaurant Group, Inc.	1,200	9,780
*	Mothers Work, Inc.	1,400	17,024
	Movado Group, Inc.	2,400	52,800
*	MTR Gaming Group, Inc.	5,122	27,659
*	Multimedia Games, Inc.	3,700	20,128
*	Nathan’s Famous, Inc.	802	11,364
*	Navarre Corp.	226	400
* #	Netflix, Inc.	2,000	60,720

5

	New Frontier Media, Inc.	4,900	24,941
*	New York & Co., Inc.	8,800	73,568
	Newell Rubbermaid, Inc.	24,900	499,992
	News Corp. Class A	22,700	407,465
	News Corp. Class B	13,200	245,520
	NIKE, Inc. Class B	6,200	423,894
	Noble International, Ltd.	3,400	19,346
	Nordstrom, Inc.	5,700	199,386
* #	NVR, Inc.	600	339,222
	Omnicom Group, Inc.	2,965	145,315
#	Orleans Homebuilders, Inc.	2,000	9,440
	O’Charleys, Inc.	800	8,880
*	O’Reilly Automotive, Inc.	16,000	418,400
*	Outdoor Channel Holdings, Inc.	3,971	31,411
* #	Overstock.com, Inc.	300	7,581
	Oxford Industries, Inc.	3,400	92,956
* #	P.F. Chang’s China Bistro, Inc.	3,300	87,714
*	Pacific Sunwear of California, Inc.	7,700	73,150
*	Palm Harbor Homes, Inc.	2,840	21,499
* #	Panera Bread Co.	4,400	228,536
*	Papa John’s International, Inc.	2,800	82,404
*	PC Mall, Inc.	1,800	23,292
	Pennichuck Corp.	100	2,320
	Penske Automotive Group, Inc.	18,700	390,643
*	PetMed Express, Inc.	3,800	53,010
	PETsMART, Inc.	7,500	175,800
	Phillips-Van Heusen Corp.	2,200	99,946
	Pier 1 Imports, Inc.	400	2,884
*	Pinnacle Entertainment, Inc.	5,800	80,446
*	Playboy Enterprises, Inc. Class B	5,500	32,945
#	Polaris Industries, Inc.	800	38,176
	Polo Ralph Lauren Corp.	4,500	314,325
* #	Premier Exhibitions, Inc.	200	988
	Pre-Paid Legal Services, Inc.	1,000	41,990
* #	Priceline.com, Inc.	900	121,077
	PRIMEDIA, Inc.	200	1,138
*	Princeton Review, Inc.	5,520	42,394
*	Progressive Gaming International Corp.	700	1,015
*	Proliance International, Inc.	900	945
	Pulte Homes, Inc.	23,100	282,513
*	Quiksilver, Inc.	7,000	59,780
*	R.H. Donnelley Corp.	400	2,172
	RadioShack Corp.	15,900	232,935
*	Rainmaker Systems, Inc.	1,710	6,754
*	RC2 Corp.	3,200	61,792
	RCN Corp.	5,642	68,325
*	Red Lion Hotels Corp.	2,500	21,700
* #	Red Robin Gourmet Burgers, Inc.	2,300	77,303
	Regis Corp.	2,500	75,850
*	Rentrak Corp.	600	8,370
	Ross Stores, Inc.	10,100	369,862
*	Royal Caribbean Cruises, Ltd.	19,700	585,484
*	Rubio’s Restaurants, Inc.	500	2,560
	Russ Berrie & Co., Inc.	4,100	49,569
	Ryland Group, Inc.	9,100	252,980

6

*	Saga Communications, Inc. Class A	3,200	15,040
	Sauer-Danfoss, Inc.	3,900	121,641
*	Scientific Games Corp.	4,900	158,417
#	Sealy Corp.	3,600	22,392
* #	Sears Holdings Corp.	5,500	465,960
	Service Corp. International	43,900	469,730
#	Sherwin-Williams Co.	1,900	106,685
	Shiloh Industries, Inc.	1,658	16,447
*	Shoe Carnival, Inc.	2,582	37,697
*	Shuffle Master, Inc.	1,200	7,488
	Sinclair Broadcast Group, Inc. Class A	8,656	77,644
* #	Sirius Satellite Radio, Inc.	3,200	8,064
	Skyline Corp.	1,600	42,752
* #	Smith & Wesson Holding Corp.	1,800	10,386
	Snap-On, Inc.	3,900	241,488
	Sonic Automotive, Inc.	300	5,595
*	Sonic Corp.	6,500	124,670
	Sotheby’s Class A	4,800	128,736
	Speedway Motorsports, Inc.	4,000	101,960
	Sport Supply Group, Inc.	2,000	20,820
	Stage Stores, Inc.	5,200	70,252
*	Stamps.com, Inc.	1,700	24,820
#	Standard Pacific Corp.	14,300	44,902
	Staples, Inc.	20,600	483,070
*	Starbucks Corp.	4,700	85,493
	Starwood Hotels & Resorts Worldwide, Inc.	300	14,520
*	Steinway Musical Instruments, Inc.	1,755	48,175
*	Stoneridge, Inc.	400	6,692
	Strayer Education, Inc.	100	19,990
	Sturm Ruger & Co., Inc.	4,200	32,088
#	Superior Industries International, Inc.	4,800	98,688
	Superior Uniform Group, Inc.	906	8,145
#	Systemax, Inc.	2,400	46,512
	Tandy Brand Accessories, Inc.	300	1,377
#	Target Corp.	21,880	1,167,517
#	Tempur-Pedic International, Inc.	2,300	24,702
*	Tenneco Automotive, Inc.	6,400	153,472
*	Texas Roadhouse, Inc.	10,000	110,300
*	The DIRECTV Group, Inc.	14,300	401,830
*	The Dress Barn, Inc.	300	4,641
	The Marcus Corp.	2,900	49,967
	The Men’s Wearhouse, Inc.	700	14,511
#	The New York Times Co. Class A	12,300	214,266
	The Stanley Works	4,800	233,184
* #	The Steak n Shake Co.	1,900	12,863
#	The TJX Companies, Inc.	5,100	163,506
* #	The Walking Co. Holdings, Inc.	706	3,865
#	Thor Industries, Inc.	4,000	107,840
	Tiffany & Co.	7,020	344,191
*	Timberland Co. Class A	5,000	92,050
	Time Warner, Inc.	131,300	2,085,044
* #	TiVo, Inc.	1,900	15,979
*	Toll Brothers, Inc.	15,500	326,585
*	Tractor Supply Co.	5,200	177,684
	Triarc Companies, Inc. Class B	300	2,109

7

* #	True Religion Apparel, Inc.	600	15,168
*	TRW Automotive Holdings Corp.	6,300	157,185
*	Tuesday Morning Corp.	8,200	42,476
	Tupperware Corp.	3,200	122,560
*	Tween Brands, Inc.	2,900	57,594
* #	Under Armour, Inc. Class A	1,200	42,960
*	Unifi, Inc.	12,189	36,445
	Unifirst Corp.	1,300	62,400
*	Universal Electronics, Inc.	1,200	30,504
* #	Universal Technical Institute, Inc.	3,000	38,760
*	Urban Outfitters, Inc.	4,300	138,417
	V.F. Corp.	6,700	507,190
* #	Vail Resorts, Inc.	3,600	179,244
* #	Valassis Communications, Inc.	6,400	101,696
*	ValueVision Media, Inc. Class A	7,600	33,516
* #	VCG Holding Corp.	300	1,362
*	Viacom, Inc. Class A	800	28,864
*	Viacom, Inc. Class B	9,000	322,380
	Virco Manufacturing Corp.	1,360	6,800
*	Warnaco Group, Inc.	4,900	236,131
	Warner Music Group Corp.	13,500	121,365
	Weight Watchers International, Inc.	5,900	246,679
	Wendy’s International, Inc.	7,300	216,518
	Whirlpool Corp.	4,900	361,032
	Wiley (John) & Sons, Inc. Class A	2,100	99,225
	Wiley (John) & Sons, Inc. Class B	200	9,422
*	Williams Controls, Inc.	100	1,389
#	Williams-Sonoma, Inc.	16,100	409,262
#	Winnebago Industries, Inc.	3,000	44,760
*	WMS Industries, Inc.	4,100	151,864
	Wolverine World Wide, Inc.	7,800	223,938
	World Wrestling Entertainment, Inc.	1,600	26,640
* #	WorldSpace, Inc. Class A	600	966
	Wyndham Worldwide Corp.	6,700	146,596
	Wynn Resorts, Ltd.	2,200	220,066
	Xerium Technologies, Inc.	6,400	29,888
	Yum! Brands, Inc.	5,200	206,440
* #	Zale Corp.	7,100	154,638
* #	Zumiez, Inc.	200	4,192
Total Consumer Discretionary			58,653,531

Consumer Staples — (5.3%)
	Alberto-Culver Co.	12,600	333,018
	Alico, Inc.	200	7,986
*	Alliance One International, Inc.	15,000	90,150
	Altria Group, Inc.	89,400	1,990,044
	Andersons, Inc.	2,300	97,428
	Anheuser-Busch Companies, Inc.	3,200	183,872
	Archer-Daniels-Midland Co.	25,700	1,020,290
	Avon Products, Inc.	4,900	191,394
*	B&G Foods, Inc.	6,100	59,292
*	Bare Escentuals, Inc.	3,300	66,198
*	BJ’s Wholesale Club, Inc.	9,100	359,359
*	Boston Beer Co., Inc. Class A	900	35,802
	Brown-Forman Corp. Class A	200	15,160

8

	Brown-Forman Corp. Class B	400	30,072
#	Cal-Maine Foods, Inc.	1,200	37,440
	Campbell Soup Co.	2,500	83,700
* #	Caribou Coffee Co.	400	856
	Casey’s General Stores, Inc.	2,700	59,103
	CCA Industries, Inc.	300	2,634
*	Central European Distribution Corp.	4,300	306,848
*	Chattem, Inc.	1,200	74,652
#	Chiquita Brands International, Inc.	8,500	206,890
	Church & Dwight Co., Inc.	1,700	96,781
	Clorox Co.	3,300	188,529
	Coca-Cola Bottling Co. Consolidated	200	10,344
	Coca-Cola Co.	11,900	681,394
	Coca-Cola Enterprises, Inc.	42,200	849,908
	Colgate-Palmolive Co.	2,600	193,336
	ConAgra, Inc.	900	21,222
*	Constellation Brands, Inc. Class A	19,000	405,080
*	Constellation Brands, Inc. Class B	100	2,147
	Corn Products International, Inc.	10,500	493,605
	Costco Wholesale Corp.	5,100	363,732
*	Cuisine Solutions, Inc.	600	1,296
	CVS Caremark Corp.	8,900	380,831
*	Darling International, Inc.	7,300	117,603
*	Dean Foods Co.	6,500	141,375
	Del Monte Foods Co.	27,300	237,783
	Diamond Foods, Inc.	2,701	55,370
*	Elizabeth Arden, Inc.	3,300	49,533
*	Energizer Holdings, Inc.	800	65,272
	Estee Lauder Companies, Inc.	3,300	157,080
	Farmer Brothers Co.	1,622	38,685
	Flowers Foods, Inc.	8,200	230,666
	General Mills, Inc.	3,800	240,160
	Great Atlantic & Pacific Tea, Inc.	7,900	196,947
* #	Green Mountain Coffee, Inc.	1,400	60,424
*	Hain Celestial Group, Inc.	7,300	210,021
* #	Hansen Natural Corp.	1,200	37,488
	Heinz (H.J.) Co.	1,600	79,856
	Hormel Foods Corp.	10,800	408,132
#	Imperial Sugar Co.	1,900	27,550
	Ingles Market, Inc. Class A	1,600	38,976
*	Integrated Biopharma, Inc.	3,100	8,184
	Inter Parfums, Inc.	3,300	83,061
	J & J Snack Foods Corp.	3,400	98,770
	J.M. Smucker Co.	7,500	395,925
	Kellogg Co.	2,900	150,249
	Kimberly-Clark Corp.	2,000	127,600
	Kraft Foods, Inc.	56,200	1,825,376
	Lancaster Colony Corp.	2,800	91,756
	Lance, Inc.	4,200	87,822
*	Lifeway Foods, Inc.	300	3,879
#	Loews Corp. - Carolina Group	1,000	72,550
	Longs Drug Stores Corp.	3,800	180,196
	Mannatech, Inc.	4,200	26,544
*	Maui Land & Pineapple Co., Inc.	1,100	31,768
	McCormick & Co., Inc.	1,000	37,580

9

*	Medifast, Inc.	2,800	16,380
	MGP Ingredients, Inc.	2,731	20,209
	Molson Coors Brewing Co.	17,900	1,038,200
*	Monterey Pasta Co.	400	988
	Nash Finch Co.	200	7,648
	National Beverage Corp.	5,510	41,380
*	NBTY, Inc.	300	9,798
	Nu Skin Enterprises, Inc. Class A	9,200	157,688
	Oil-Dri Corp. of America	300	5,145
*	Omega Protein Corp.	2,397	33,390
*	Pantry, Inc.	3,507	42,785
*	Parlux Fragrances, Inc.	3,000	10,110
* #	Peet’s Coffee & Tea, Inc.	1,200	28,032
	PepsiAmericas, Inc.	17,400	424,038
	PepsiCo, Inc.	19,400	1,325,020
*	Philip Morris International, Inc.	14,600	768,836
	Pilgrim’s Pride Corp.	8,600	223,600
*	Prestige Brands Holdings, Inc.	9,800	106,918
	PriceSmart, Inc.	4,300	101,222
	Procter & Gamble Co.	17,496	1,155,611
	Ralcorp Holdings, Inc.	3,800	228,000
*	Redhook Ale Brewery, Inc.	800	3,600
	Reliv International, Inc.	783	4,557
	Reynolds American, Inc.	12,500	686,500
	Ruddick Corp.	5,053	179,533
	Safeway, Inc.	24,400	777,628
	Sanderson Farms, Inc.	2,725	136,059
*	Sanfilippo (John B.) & Son, Inc.	1,500	13,920
	Sara Lee Corp.	54,500	751,010
* #	Smithfield Foods, Inc.	11,500	359,835
	Spartan Stores, Inc.	3,316	79,518
* #	Spectrum Brands, Inc.	5,200	21,632
	SUPERVALU, Inc.	2,600	91,182
	Sysco Corp.	7,300	225,278
	Tasty Baking Co.	486	2,843
#	The Hershey Co.	1,400	54,866
	The Kroger Co.	6,300	174,132
#	Tootsie Roll Industries, Inc.	5,153	132,071
*	TreeHouse Foods, Inc.	5,600	146,328
	Tyson Foods, Inc. Class A	3,100	58,404
*	United Natural Foods, Inc.	8,400	178,668
	United-Guardian, Inc.	800	9,040
	Universal Corp.	900	44,649
* #	USANA Health Services, Inc.	700	17,815
	UST, Inc.	1,800	99,414
#	Vector Group, Ltd.	5,100	89,097
	Walgreen Co.	15,700	565,514
	Wal-Mart Stores, Inc.	4,700	271,378
	WD-40 Co.	1,700	58,888
	Weis Markets, Inc.	600	20,706
#	Whole Foods Market, Inc.	900	26,100
*	Winn-Dixie Stores, Inc.	7,900	142,595
	Wrigley (Wm.) Jr. Co.	300	23,139
Total Consumer Staples			25,745,471

10

Energy — (11.5%)
*	Abraxas Petroleum Corp.	8,700	38,715
*	Allis-Chalmers Energy, Inc.	2,000	34,340
#	Alon USA Energy, Inc.	1,800	27,558
* #	Alpha Natural Resources, Inc.	2,500	204,200
*	American Oil & Gas, Inc.	3,000	11,190
	Anadarko Petroleum Corp.	26,510	1,987,455
	Apache Corp.	12,400	1,662,344
	Arch Coal, Inc.	1,100	71,401
*	Arena Resources, Inc.	700	35,049
	Atlas America, Inc.	1,800	123,534
*	ATP Oil & Gas Corp.	1,500	63,975
*	Atwood Oceanics, Inc.	1,500	152,865
	Baker Hughes, Inc.	3,655	323,906
*	Basic Energy Services, Inc.	4,400	126,588
	Berry Petroleum Corp. Class A	1,600	86,400
*	Bill Barret Corp.	4,100	220,703
	BJ Services Co.	18,500	558,700
*	Bois d’Arc Energy, Inc.	5,700	139,536
* #	Bolt Technology Corp.	1,250	25,262
*	Boots & Coots International Well Control, Inc.	15,400	33,110
* #	BPZ Resources, Inc.	4,900	111,426
*	Brigham Exploration Co.	7,200	104,904
*	Bristow Group, Inc.	5,100	266,577
*	Bronco Drilling Co., Inc.	3,800	69,084
	Cabot Oil & Gas Corp.	3,800	228,950
*	Cal Dive International, Inc.	4,419	61,778
*	Callon Petroleum Co.	2,700	69,984
*	Cameron International Corp.	1,400	74,522
	CARBO Ceramics, Inc.	1,600	76,304
*	Carrizo Oil & Gas, Inc.	1,100	73,656
* #	Cheniere Energy, Inc.	1,800	8,820
	Chesapeake Energy Corp.	22,200	1,215,894
	Chevron Corp.	63,500	6,296,025
	Cimarex Energy Co.	7,900	538,306
*	Clayton Williams Energy, Inc.	600	56,562
*	CNX Gas Corp.	300	12,477
*	Complete Production Services, Inc.	1,500	42,990
*	Comstock Resources, Inc.	5,900	338,365
	ConocoPhillips	87,530	8,149,043
	CONSOL Energy, Inc.	1,900	185,364
*	Contango Oil & Gas Co.	1,300	108,615
*	Credo Petroleum Corp.	1,500	24,270
#	Crosstex Energy, Inc.	4,200	143,346
*	Dawson Geophysical Co.	800	54,632
	Delek US Holdings, Inc.	4,900	63,847
* #	Delta Petroleum Corp.	8,500	187,850
*	Denbury Resources, Inc.	5,600	190,176
	Devon Energy Corp.	23,100	2,678,214
#	Diamond Offshore Drilling, Inc.	1,600	218,304
*	Dresser-Rand Group, Inc.	2,200	88,704
*	Dril-Quip, Inc.	1,900	110,846
* #	Dune Energy, Inc.	1,000	1,070
	El Paso Corp.	9,800	191,590
*	Encore Acquisition Co.	3,100	207,049

11

*	Energy Partners, Ltd.	1,200	18,024
	ENSCO International, Inc.	9,100	653,653
	EOG Resources, Inc.	4,200	540,246
*	Evolution Petroleum Corp.	3,371	20,563
*	EXCO Resources, Inc.	20,200	503,788
	Exxon Mobil Corp.	38,504	3,417,615
*	FMC Technologies, Inc.	2,400	172,440
*	Forest Oil Corp.	6,400	427,200
	Foundation Coal Holdings, Inc.	2,100	140,133
	Frontier Oil Corp.	2,400	72,264
*	FX Energy, Inc.	2,400	12,552
*	Geokinetics, Inc.	2,300	44,091
*	Geomet, Inc.	5,586	46,029
* #	Goodrich Petroleum Corp.	2,300	97,980
*	Grey Wolf, Inc.	35,700	279,531
	Gulf Island Fabrication, Inc.	1,200	49,656
*	Gulfmark Offshore, Inc.	4,900	328,937
*	Gulfport Energy Corp.	6,100	92,781
	Halliburton Co.	7,600	369,208
*	Harvest Natural Resources, Inc.	7,500	83,550
*	Helix Energy Solutions Group, Inc.	4,100	158,383
	Helmerich & Payne, Inc.	300	18,795
	Hess Corp.	4,200	515,802
*	HKN, Inc.	1,784	18,803
	Holly Corp.	4,500	191,025
*	Hornbeck Offshore Services, Inc.	4,000	210,800
* #	James River Coal Co.	1,300	49,517
	Lufkin Industries, Inc.	700	55,846
	Marathon Oil Corp.	29,400	1,510,866
*	Mariner Energy, Inc.	11,900	389,130
	Massey Energy Co.	600	38,772
*	Matrix Service Co.	2,100	50,631
* #	McMoran Exploration Co.	4,900	156,408
*	Meridian Resource Corp.	1,700	3,774
*	Mitcham Industries, Inc.	1,900	40,432
	Murphy Oil Corp.	3,700	342,805
*	NATCO Group, Inc. Class A	1,900	89,813
*	National Coal Corp.	2,900	21,373
*	National-Oilwell, Inc.	3,659	304,868
*	Natural Gas Services Group	2,000	54,820
*	Newfield Exploration Co.	8,600	543,864
*	Newpark Resources, Inc.	13,300	93,765
	Noble Corp.	4,200	265,188
	Noble Energy, Inc.	7,300	711,385
	Occidental Petroleum Corp.	16,200	1,489,266
*	Oceaneering International, Inc.	3,300	235,488
*	Oil States International, Inc.	6,800	397,256
	Overseas Shipholding Group, Inc.	4,500	355,770
*	Parallel Petroleum Corp.	4,500	94,545
*	Parker Drilling Co.	16,500	147,510
	Patterson-UTI Energy, Inc.	10,144	319,333
	Peabody Energy Corp.	2,600	192,192
	Penn Virginia Corp.	1,500	94,530
*	Petrohawk Energy Corp.	7,900	232,102
*	Petroleum Development Corp.	800	55,280

12

*	PetroQuest Energy, Inc.	6,800	150,620
*	PHI, Inc. Non-Voting	2,200	86,284
*	Pioneer Drilling Co.	7,200	128,232
	Pioneer Natural Resources Co.	5,400	387,666
*	Plains Exploration & Production Co.	3,900	278,772
*	Pride International, Inc.	7,600	333,944
* #	Quest Resource Corp.	400	4,444
*	Quicksilver Resources, Inc.	3,200	116,576
	Range Resources Corp.	2,900	190,704
	Rowan Companies, Inc.	4,400	194,260
	RPC, Inc.	7,800	116,766
	Schlumberger, Ltd.	10,300	1,041,639
*	SEACOR Holdings, Inc.	4,400	391,512
	Smith International, Inc.	465	36,698
*	Southwestern Energy Co.	6,800	301,512
	Spectra Energy Corp.	6,000	162,120
	St. Mary Land & Exploration Co.	9,100	463,736
*	Stone Energy Corp.	3,200	216,256
*	SulphCo, Inc.	1,800	6,624
	Sunoco, Inc.	8,500	377,995
*	Superior Energy Services, Inc.	4,400	236,236
*	Superior Well Services, Inc.	2,700	66,798
*	Swift Energy Corp.	4,400	253,616
*	T-3 Energy Services, Inc.	300	19,416
	Tesoro Petroleum Corp.	200	4,970
*	Teton Energy Corp.	2,700	14,931
*	TETRA Technologies, Inc.	13,200	284,064
*	TGC Industries, Inc.	509	3,527
	The Williams Companies, Inc.	2,000	76,080
	Tidewater, Inc.	6,700	457,811
*	Toreador Resources Corp.	2,900	26,738
* #	Transmeridian Exploration, Inc.	2,400	1,080
* #	Trico Marine Services, Inc.	2,900	111,331
* #	Tri-Valley Corp.	1,800	11,700
*	TXCO Resources, Inc.	3,000	33,210
*	Union Drilling, Inc.	3,500	65,730
*	Unit Corp.	6,400	490,816
* #	Uranium Resources, Inc.	3,800	16,910
*	VAALCO Energy, Inc.	3,200	23,552
	Valero Energy Corp.	19,300	981,212
*	VeraSun Energy Corp.	9,000	61,200
	W&T Offshore, Inc.	11,800	657,968
*	Warren Resources, Inc.	8,500	114,920
*	Weatherford International, Ltd.	10,400	474,552
*	Westmoreland Coal Co.	332	6,132
*	Westside Energy Corp.	1,500	7,245
*	W-H Energy Services, Inc.	1,060	90,662
*	Whiting Petroleum Corp.	4,500	420,885
	World Fuel Services Corp.	3,700	89,133
	XTO Energy, Inc.	6,375	405,577
Total Energy			55,491,115

Financials — (17.9%)
	1st Source Corp.	3,600	78,624
	21st Century Holding Co.	1,354	13,906

13

	Abington Bancorp, Inc.	4,892	49,067
	Advanta Corp. Class A	200	1,580
	Advanta Corp. Class B	300	2,610
* #	Affiliated Managers Group, Inc.	3,700	379,250
	Affirmative Insurance Holdings, Inc.	900	6,984
	AFLAC, Inc.	5,600	375,928
*	Allegheny Corp.	1,020	383,010
	Allstate Corp.	34,100	1,737,054
*	Alphatec Holdings, Inc.	3,573	17,722
*	AmComp, Inc.	2,498	27,703
	Amcore Financial, Inc.	4,000	39,200
	American Bancorp of New Jersey, Inc.	1,280	14,490
#	American Capital Strategies, Ltd.	26,500	848,000
	American Express Co.	8,500	393,975
	American Financial Group, Inc.	20,500	611,310
	American International Group, Inc.	20,930	753,480
	American National Insurance Co.	117	12,902
	American West Bancorporation	2,500	8,375
*	AmeriCredit Corp.	14,400	195,696
	Ameriprise Financial, Inc.	3,100	146,506
	Ameris Bancorp	3,000	41,640
*	Amerisafe, Inc.	3,566	56,664
*	AmeriServe Financial, Inc.	1,600	4,784
*	AmTrust Financial Services, Inc.	2,162	32,344
	Anchor Bancorp Wisconsin, Inc.	3,400	47,702
	AON Corp.	13,000	613,470
	Asset Acceptance Capital Corp.	5,600	78,904
	Associated Banc-Corp.	11,700	319,527
	Assurant, Inc.	8,500	578,255
#	ASTA Funding, Inc.	800	6,536
	Astoria Financial Corp.	6,600	157,476
	Atlantic Coast Federal Corp.	1,500	13,065
*	B of I Holding, Inc.	200	1,394
	Baldwin & Lyons, Inc. Class B	200	4,342
	BancFirst Corp.	250	10,857
	BancorpSouth, Inc.	8,100	191,727
	BancTrust Financial Group, Inc.	3,700	37,222
	Bank Mutual Corp.	9,400	104,246
	Bank of America Corp.	207,344	7,051,769
*	Bank of Florida Corp.	2,750	27,500
	Bank of Granite Corp.	3,400	34,578
	Bank of Hawaii Corp.	3,100	167,710
	Bank of New York Mellon Corp.	48,700	2,168,611
	Bank of the Ozarks, Inc.	2,300	56,051
#	BankAtlantic Bancorp, Inc. Class A	9,568	16,840
	BankFinancial Corp.	4,300	64,027
	Banner Corp.	2,100	38,199
	BB&T Corp.	3,900	122,733
#	Bear Stearns Companies, Inc.	4,914	45,848
	Benjamin Franklin Bancorp, Inc.	200	2,700
	Berkshire Hills Bancorp, Inc.	1,900	48,089
	Beverly Hills Bancorp, Inc.	2,600	6,500
*	BGC Partners, Inc. Class A	4,001	35,689
	Blackrock, Inc.	1,800	404,982
*	BNCCORP., Inc.	13	142

14

	BOK Financial Corp.	6,900	401,787
	Boston Private Financial Holdings, Inc.	5,000	42,150
*	Broadopoint Securities Group, Inc.	6,410	16,986
	Brookline Bancorp, Inc.	6,500	65,325
	Brooklyn Federal Bancorp, Inc.	300	4,035
	Brown & Brown, Inc.	13,800	268,686
	Cadence Financial Corp.	2,505	34,845
	Camden National Corp.	100	3,056
#	Capital City Bank Group, Inc.	200	5,352
	Capital Corp. of the West	1,500	8,745
	Capital One Financial Corp.	15,700	755,484
	Capital Southwest Corp.	209	25,182
	Capitol Bancorp, Ltd.	3,700	57,276
	Capitol Federal Financial	6,800	278,800
	Cardinal Financial Corp.	5,000	42,950
	Cascade Financial Corp.	430	3,870
	Cash America International, Inc.	3,900	139,464
#	Cathay General Bancorp	7,736	118,980
	Center Financial Corp.	3,100	29,016
*	Central Jersey Bancorp	100	788
	Chemical Financial Corp.	3,500	85,400
	Chubb Corp.	11,260	605,338
	Cincinnati Financial Corp.	13,000	455,260
	CIT Group, Inc.	600	6,000
	Citigroup, Inc.	11,600	253,924
	Citizens Community Bancorp, Inc.	900	7,708
	Citizens First Bancorp, Inc.	200	1,482
	Citizens Republic Bancorp, Inc.	14,500	80,330
*	Citizens, Inc.	4,900	32,438
	City Holding Co.	2,200	94,644
	City National Corp.	7,000	338,800
	CNA Financial Corp.	24,500	744,555
*	CNA Surety Corp.	5,700	83,391
	CoBiz Financial, Inc.	1,200	12,696
	Cohen & Steers, Inc.	3,600	108,648
	Columbia Banking System, Inc.	2,319	61,987
	Comerica, Inc.	9,100	338,338
	Commerce Bancshares, Inc.	10,360	455,011
	Commerce Group, Inc.	600	22,062
	Community Bank System, Inc.	200	4,826
	Community Trust Bancorp, Inc.	2,001	61,311
	Compass Diversified Holdings	4,100	56,170
* #	CompuCredit Corp.	300	2,754
*	Conseco, Inc.	27,400	319,758
	Consolidated-Tokoma Land Co.	1,100	58,883
*	Consumer Portfolio Services, Inc.	400	1,140
*	Core-Mark Holding Co., Inc.	2,000	58,080
#	Corus Bankshares, Inc.	9,863	56,712
*	Cowen Group, Inc.	200	1,588
*	Crescent Financial Corp.	1,966	13,978
	Cullen Frost Bankers, Inc.	6,600	368,940
#	CVB Financial Corp.	11,400	120,840
*	Dearborn Bancorp, Inc.	500	3,025
#	Deerfield Capital Corp	31	29
	Delphi Financial Group, Inc. Class A	7,100	205,119

15

	Dime Community Bancshares	6,500	118,170
	Discover Financial Services	47,000	806,050
*	Dollar Financial Corp.	2,400	47,832
	Donegal Group, Inc. Class A	3,900	69,849
#	East West Bancorp, Inc.	1,100	14,564
	Eastern Insurance Holdings, Inc.	2,217	36,248
	Eaton Vance Corp.	1,800	76,590
	Employers Holdings, Inc.	9,500	181,355
*	Encore Capital Group, Inc.	2,900	30,653
#	Enterprise Financial Services Corp.	300	6,015
	Erie Indemnity Co.	5,000	255,950
*	ESSA Bancorp, Inc.	1,600	20,000
*	Exlservice Holdings, Inc.	2,000	39,880
*	EZCORP, Inc. Class A	2,300	29,049
	F.N.B. Corp.	8,404	125,976
	FBL Financial Group, Inc. Class A	2,900	77,865
*	FCStone Group, Inc.	2,300	89,999
	Federal Agriculture Mortgage Corp. Class C	100	2,896
	Federated Investors, Inc.	2,400	88,464
	Fidelity National Financial, Inc.	25,600	437,760
	Fidelity Southern Corp.	200	1,296
	Fifth Third Bancorp	35,500	663,850
	Financial Federal Corp.	4,700	114,163
*	First Acceptance Corp.	9,900	32,373
	First American Corp.	18,210	611,310
	First Bancorp	2,600	43,706
#	First Busey Corp.	4,700	85,634
*	First Cash Financial Services, Inc.	600	9,234
	First Citizens BancShares, Inc.	200	31,888
	First Commonwealth Financial Corp.	4,800	53,856
	First Community Bancshares, Inc.	843	28,654
	First Defiance Financial Corp.	1,646	31,834
	First Financial Bancorp	3,900	44,421
	First Financial Bankshares, Inc.	2,000	91,600
	First Financial Corp.	1,400	45,850
	First Financial Holdings, Inc.	1,700	42,636
#	First Marblehead Corp.	3,300	10,857
	First Merchants Corp.	300	7,425
*	First Mercury Financial Corp.	3,900	68,874
	First Midwest Bancorp, Inc.	5,100	133,110
	First Niagara Financial Group, Inc.	9,700	137,449
*	First Regional Bancorp	1,700	18,139
	First Security Group, Inc.	1,940	15,210
#	First South Bancorp, Inc.	100	1,926
	First State Bancorporation	200	1,550
	Firstbank Corp.	390	4,914
*	FirstCity Financial Corp.	1,686	7,351
	FirstMerit Corp.	10,600	214,226
#	Flagstar Bancorp, Inc.	11,800	56,050
	Flushing Financial Corp.	4,200	82,404
	FNB United Corp.	928	9,336
	Forest City Enterprises, Inc. Class A	200	8,000
*	Forestar Real Estate Group, Inc.	1,066	26,650
	Franklin Resources, Inc.	3,900	394,758
#	Frontier Financial Corp.	3,800	55,860

16

	Fulton Financial Corp.	22,100	278,902
*	GAINSCO, Inc.	700	2,534
	Gallagher (Arthur J.) & Co.	1,900	48,507
	GAMCO Investors, Inc.	1,500	79,635
	Gateway Financial Holdings, Inc.	2,023	20,088
	Genworth Financial, Inc.	37,300	824,330
	German American Bancorp, Inc.	900	11,232
	GFI Group, Inc.	3,984	47,171
#	Glacier Bancorp, Inc.	6,935	143,832
#	Great Southern Bancorp, Inc.	1,753	20,247
	Greene Bancshares, Inc.	1,900	36,803
#	Greenhill & Co., Inc.	500	30,125
	Grubb & Ellis Co.	6,400	36,608
*	Guaranty Bancorp	6,600	39,534
*	Guaranty Financial Group, Inc.	966	6,086
*	Hallmark Financial Services, Inc.	3,644	46,279
#	Hancock Holding Co.	4,300	191,307
	Hanmi Financial Corp.	7,721	49,414
	Hanover Insurance Group, Inc.	10,202	470,312
	Harleysville Group, Inc.	600	23,406
	Harleysville National Corp.	6,800	92,208
*	Harris & Harris Group, Inc.	4,800	38,256
	Hartford Financial Services Group, Inc.	19,100	1,357,437
	HCC Insurance Holdings, Inc.	14,400	342,864
	Heritage Commerce Corp.	2,500	39,800
	Heritage Financial Group	101	1,254
	Hilb Rogal Hamilton Co.	5,600	173,376
	Home Bancshares, Inc.	2,400	55,200
	Home Federal Bancorp, Inc.	3,741	43,770
	HopFed Bancorp, Inc.	300	4,155
	Horace Mann Educators Corp.	2,500	40,725
	Horizon Financial Corp.	2,618	28,327
*	HouseValues, Inc.	600	1,638
	Hudson City Bancorp, Inc.	17,900	318,620
	Huntington Bancshares, Inc.	1,200	10,692
	IBERIABANK Corp.	2,443	128,844
	Independence Holding Co.	1,400	19,166
	Independent Bank Corp. (MA)	2,500	73,250
	Independent Bank Corp. (MI)	5,100	30,651
	Integra Bank Corp.	4,400	63,228
*	IntercontinentalExchange, Inc.	800	110,560
	International Bancshares Corp.	8,200	207,788
	Intervest Bancshares Corp.	100	877
*	Investment Technology Group, Inc.	5,300	223,130
*	Investors Bancorp, Inc.	20,079	286,929
	Janus Capital Group, Inc.	8,000	232,000
#	Jefferies Group, Inc.	4,200	75,600
	Jones Lang LaSalle, Inc.	200	14,088
	JPMorgan Chase & Co.	87,368	3,756,824
	Kearny Financial Corp.	8,517	99,138
	KeyCorp	6,900	134,343
	K-Fed Bancorp	821	9,343
	Lakeland Bancorp, Inc.	4,200	61,908
	Lakeland Financial Corp.	815	19,503
	Legacy Bancorp, Inc.	1,842	24,867

17

	Legg Mason, Inc.	6,000	322,860
#	Lehman Brothers Holdings, Inc.	24,500	901,845
	Leucadia National Corp.	3,800	206,340
#	Life Partners Holdings, Inc.	300	6,585
	Lincoln National Corp.	15,800	871,528
*	Liquidity Services, Inc.	2,934	32,567
	LNB Bancorp, Inc.	455	5,005
	Loews Corp.	22,200	1,100,454
*	Loopnet, Inc.	1,000	13,130
	M&T Bank Corp.	8,900	771,274
#	Macatawa Bank Corp.	3,800	34,162
	MainSource Financial Group, Inc.	2,361	39,618
*	Markel Corp.	700	283,255
*	MarketAxess Holdings, Inc.	1,700	13,294
	Marsh & McLennan Companies, Inc.	27,100	737,933
	Marshall & Ilsley Corp.	23,400	543,816
#	Mastercard, Inc.	500	154,325
	MB Financial, Inc.	5,300	150,891
#	MBIA, Inc.	1,400	9,744
	MBT Financial Corp.	3,341	28,265
	MCG Capital Corp.	5,800	33,234
	Meadowbrook Insurance Group, Inc.	5,400	37,098
	Medallion Financial Corp.	3,600	34,740
	Mercantile Bank Corp.	200	1,682
	Mercer Insurance Group, Inc.	934	16,672
	Mercury General Corp.	4,800	244,128
	Merrill Lynch & Co., Inc.	1,500	65,880
	MetLife, Inc.	35,700	2,143,071
	Midwest Banc Holdings, Inc.	4,100	35,998
	Moody’s Corp.	6,000	222,480
	Morgan Stanley	45,722	2,022,284
*	Move, Inc.	28,155	84,747
	Nara Bancorp, Inc.	3,200	40,704
*	Nasdaq Stock Market, Inc.	10,200	357,306
#	National City Corp.	1,000	5,840
	National Financial Partners Corp.	500	12,210
	National Interstate Corp.	2,500	57,400
	National Penn Bancshares, Inc.	15,600	267,072
	Nationwide Financial Services, Inc.	1,800	91,854
*	Navigators Group, Inc.	3,000	151,470
	NBT Bancorp, Inc.	4,099	100,507
	New England Bancshares, Inc.	500	5,475
	New Westfield Financial, Inc.	6,770	66,481
	New York Community Bancorp, Inc.	19,800	406,296
	NewAlliance Bancshares, Inc.	9,800	131,320
	NewBridge Bancorp	928	8,584
*	Nexity Financial Corp.	700	3,906
	Northeast Community Bancorp, Inc.	1,199	13,908
	Northern Trust Corp.	2,700	205,200
#	Northwest Bancorp, Inc.	6,780	166,313
	NYMAGIC, Inc.	1,300	29,523
	NYSE Euronext	1,300	83,096
	OceanFirst Financial Corp.	1,593	32,704
*	Ocwen Financial Corp.	700	4,928
	Odyssey Re Holdings Corp.	13,600	510,544

18

	Old National Bancorp	6,500	113,620
	Old Republic International Corp.	33,600	505,680
	Old Second Bancorp, Inc.	1,448	27,498
	optionsXpress Holding, Inc.	4,500	102,780
*	Oritani Financial Corp.	3,556	55,474
#	Pacific Capital Bancorp	8,400	167,496
	Pacific Mercantile Bancorp	1,200	10,968
	PacWest Bancorp	2,400	50,592
	Park National Corp.	1,800	127,620
	Patriot National Bancorp	78	1,189
*	Penn Treaty American Corp.	4,402	22,010
	Peoples Bancorp, Inc.	1,995	47,262
	People’s United Financial, Inc.	8,800	145,464
*	Philadelphia Consolidated Holding Corp.	10,400	387,400
*	Pico Holdings, Inc.	2,800	116,088
*	Pinnacle Financial Partners, Inc.	3,022	81,262
	PMI Group, Inc.	400	2,384
	PNC Financial Services Group, Inc.	4,600	295,550
* #	Portfolio Recovery Associates, Inc.	600	24,654
#	Preferred Bank	300	2,676
	Principal Financial Group, Inc.	6,800	366,384
#	PrivateBancorp, Inc.	700	26,516
*	ProAssurance Corp.	3,700	189,551
	ProCentury Corp.	1,900	33,459
	Progressive Corp.	33,200	665,992
	Prosperity Bancshares, Inc.	8,500	271,490
	Protective Life Corp.	11,600	486,968
	Providence Community Bancshares, Inc.	100	1,425
	Provident Bankshares Corp.	700	6,692
	Provident Financial Services, Inc.	11,600	182,468
	Provident New York Bancorp	5,600	72,856
	Prudential Financial, Inc.	21,500	1,606,050
	QC Holdings, Inc.	400	3,320
	Rainier Pacific Financial Group, Inc.	1,250	16,275
#	Raymond James Financial, Inc.	4,200	124,950
	Regions Financial Corp.	6,600	117,612
	Reinsurance Group of America, Inc.	11,200	575,904
	Renasant Corp.	4,156	96,502
	Resource America, Inc.	2,500	25,100
*	Rewards Network, Inc.	4,387	21,935
	Riverview Bancorp, Inc.	1,319	11,765
	RLI Corp.	2,700	138,078
	Rockville Financial, Inc.	2,500	34,600
*	Roma Financial Corp.	486	7,203
	Rome Bancorp, Inc.	608	7,114
	S&T Bancorp, Inc.	3,400	110,534
	S.Y. Bancorp, Inc.	1,972	49,754
	SAFECO Corp.	6,800	455,600
	Safety Insurance Group, Inc.	2,700	104,382
	Sanders Morris Harris Group, Inc.	364	2,657
	Sandy Spring Bancorp, Inc.	2,600	68,848
	Schwab (Charles) Corp.	10,400	230,672
*	Seabright Insurance Holdings	3,804	58,277
	Seacoast Banking Corp. of Florida	4,300	46,225
#	Security Bank Corp.	4,456	24,508

19

	SEI Investments Co.	5,300	127,836
	Selective Insurance Group, Inc.	9,000	196,920
	Shore Bancshares, Inc.	200	4,742
	SI Financial Group, Inc.	1,232	12,086
#	Sierra Bancorp	1,400	30,842
*	Signature Bank	5,800	165,532
	Simmons First National Corp. Class A	1,876	57,087
#	Smithtown Bancorp, Inc.	200	4,122
	Somerset Hills Bancorp	210	2,203
#	South Financial Group, Inc.	7,900	43,529
	Southern Community Financial Corp.	1,587	11,363
	Southside Bancshares, Inc.	2,815	61,620
	Southwest Bancorp, Inc.	2,900	49,184
	Sovereign Bancorp, Inc.	1,200	10,968
*	Specialty Underwriters’ Alliance, Inc.	1,554	7,397
	StanCorp Financial Group, Inc.	6,900	379,431
	State Auto Financial Corp.	5,330	146,841
	State Bancorp, Inc.	1,200	16,740
	State Street Corp.	10,600	763,412
	Sterling Bancorp	3,000	44,010
	Sterling Bancshares, Inc.	9,000	91,980
	Sterling Financial Corp.	400	3,552
	Stewart Information Services Corp.	3,100	73,315
*	Stifel Financial Corp.	2,600	148,434
	Student Loan Corp.	200	24,000
	Suffolk Bancorp	392	13,195
*	Sun Bancorp, Inc.	2,730	29,866
	SunTrust Banks, Inc.	20,031	1,045,819
*	Superior Bancorp	75	1,111
	Susquehanna Bancshares, Inc.	9,800	188,650
* #	SVB Financial Group	4,800	246,000
#	Synovus Financial Corp.	25,300	290,697
	T. Rowe Price Group, Inc.	1,800	104,256
	Taylor Capital Group, Inc.	2,000	25,700
	TCF Financial Corp.	18,400	303,968
*	TD Ameritrade Holding Corp.	6,700	121,337
*	Tejon Ranch Co.	2,200	87,802
#	Temecula Valley Bancorp, Inc.	56	337
*	Tennessee Commerce Bancorp, Inc.	200	3,482
*	Texas Capital Bancshares, Inc.	3,830	69,400
	TFS Financial Corp.	1,500	18,645
*	The Bancorp, Inc.	2,708	28,840
#	The Colonial BancGroup, Inc.	2,600	15,938
	The Goldman Sachs Group, Inc.	15,810	2,789,042
#	The St. Joe Corp.	2,500	95,950
	The Travelers Companies, Inc.	35,810	1,783,696
	Thomas Properties Group, Inc.	3,101	32,126
*	Thomas Weisel Partners Group, Inc.	4,100	27,962
	TIB Financial Corp.	687	4,404
	Tompkins Financial Corp.	500	22,700
	Torchmark Corp.	1,600	101,456
	Tower Group, Inc.	3,236	84,363
*	Tradestation Group, Inc.	7,300	76,869
	Transatlantic Holdings, Inc.	7,800	504,270
	Trico Bancshares	3,100	51,088

20

	TrustCo Bank Corp. (NY)	10,400	91,104
	Trustmark Corp.	8,610	171,856
	U.S. Bancorp	37,900	1,257,901
	UCBH Holdings, Inc.	3,700	18,056
	UMB Financial Corp.	3,594	187,499
#	Umpqua Holdings Corp.	8,060	112,356
	Union Bankshares Corp.	1,900	38,095
	UnionBanCal Corp.	8,300	415,498
	United Bankshares, Inc.	7,940	225,417
#	United Community Banks, Inc.	8,900	93,094
	United Community Financial Corp.	4,200	25,494
	United Financial Bancorp, Inc.	2,520	30,820
	United Fire & Casualty Co.	5,200	187,668
	United Western Bancorp, Inc.	1,547	26,701
	Unitrin, Inc.	9,400	326,180
*	Universal American Corp.	700	8,085
	Universal Insurance Holdings, Inc.	2,300	7,820
	Univest Corporation of Pennsylvania	1,716	42,145
	Unum Group	33,800	813,904
#	Valley National Bancorp	17,429	306,941
	W. R. Berkley Corp.	15,300	414,477
	Wachovia Corp.	18,700	445,060
	Waddell & Reed Financial, Inc.	200	7,072
	Washington Federal, Inc.	14,700	329,133
#	Washington Mutual, Inc.	2,100	18,942
	Washington Trust Bancorp, Inc.	2,500	59,175
*	Wauwatosa Holdings, Inc.	5,780	75,545
	Webster Financial Corp.	8,800	228,536
	Wells Fargo & Co.	118,100	3,256,017
	Wesbanco, Inc.	2,431	53,482
	West Bancorporation	1,620	19,440
	West Coast Bancorp	200	2,314
#	Westamerica Bancorporation	2,000	111,000
	White Mountains Insurance Group, Ltd.	900	429,300
	Whitney Holding Corp.	12,500	284,000
	Willow Financial Bancorp, Inc.	3,172	30,483
#	Wilmington Trust Corp.	6,700	220,698
	Wilshire Bancorp, Inc.	5,700	50,901
	Wintrust Financial Corp.	4,505	140,466
*	World Acceptance Corp.	1,000	44,220
	Yadkin Valley Financial Corp.	1,230	18,684
	Zenith National Insurance Corp.	6,700	270,345
#	Zions Bancorporation	10,107	435,511
* #	ZipRealty, Inc.	4,400	21,164
Total Financials			86,831,300

Health Care — (10.5%)
	Abbott Laboratories	18,800	1,059,380
* #	Abiomed, Inc.	4,900	72,422
*	Abraxis Bioscience, Inc.	525	34,093
* #	Acadia Pharmaceuticals, Inc.	900	7,920
*	Accelrys, Inc.	3,920	25,558
*	Acorda Therapeutics, Inc.	3,000	64,680
*	Adolor Corp.	8,935	50,661
* #	Advanced Medical Optics, Inc.	4,100	99,302

21

	Aetna, Inc.	21,100	995,076
* #	Affymetrix, Inc.	1,700	20,502
*	Air Methods Corp.	1,700	65,518
* #	Akorn, Inc.	6,306	29,953
*	Alexion Pharmaceuticals, Inc.	1,200	85,620
*	Alexza Pharmaceuticals, Inc.	3,206	16,415
* #	Align Technology, Inc.	300	3,951
*	Alkermes, Inc.	2,300	29,141
	Allergan, Inc.	4,500	259,290
*	Alliance Imaging, Inc.	3,700	31,191
*	Allied Healthcare International, Inc.	2,600	4,576
*	Allion Healthcare, Inc.	2,300	13,754
*	Allos Therapeutics, Inc.	5,500	34,870
*	Allscripts Healthcare Solutions, Inc.	1,300	16,159
*	Almost Family, Inc.	800	19,528
* #	Alnylam Pharmaceuticals, Inc.	1,900	54,872
	Alpharma, Inc. Class A	7,100	178,849
*	Amag Pharmaceuticals, Inc.	1,300	52,000
*	Amedisys, Inc.	3,400	172,754
* #	American Dental Partners, Inc.	500	6,010
* #	American Medical Systems Holdings, Inc.	300	4,533
*	AMERIGROUP Corp.	8,800	242,968
	AmerisourceBergen Corp.	1,500	61,995
*	Amgen, Inc.	25,205	1,109,776
*	AMICAS, Inc.	5,608	15,422
*	AMN Healthcare Services, Inc.	6,200	107,942
*	Amsurg Corp.	5,146	140,383
* #	Amylin Pharmaceuticals, Inc.	1,400	44,478
	Analogic Corp.	2,600	174,252
*	AngioDynamics, Inc.	3,200	49,568
*	Anika Therapeutics, Inc.	200	1,740
*	Antigenics, Inc.	1,915	4,424
*	APP Pharmaceuticals, Inc.	17,370	230,326
	Applera Corp. - Applied Biosystems Group	4,600	159,896
*	Applera Corp. - Celera Group	15,500	199,640
*	Apria Healthcare Group, Inc.	6,400	107,840
*	Arena Pharmaceuticals, Inc.	10,500	53,865
*	Ariad Pharmaceuticals, Inc.	4,800	12,384
*	Arqule, Inc.	5,800	24,824
*	Array BioPharma, Inc.	4,200	26,124
* #	Arthrocare Corp.	2,800	123,508
*	Aspect Medical Systems, Inc.	700	3,745
*	Assisted Living Concepts, Inc.	9,700	64,990
*	AtriCure, Inc.	3,000	29,430
*	Auxilium Pharmaceuticals, Inc.	3,300	105,072
* #	AVI BioPharma, Inc.	1,500	2,100
*	Avigen, Inc.	400	1,188
	Bard (C.R.), Inc.	200	18,240
*	Barr Laboratories, Inc.	8,000	350,400
	Baxter International, Inc.	8,000	488,800
	Beckman Coulter, Inc.	4,700	326,133
	Becton Dickinson & Co.	3,800	320,910
*	Bentley Pharmaceuticals, Inc.	3,200	50,112
*	BioCryst Pharmaceuticals, Inc.	3,950	11,613
*	Biogen Idec, Inc.	3,600	225,900

22

*	Bio-Imaging Technologies, Inc.	300	2,445
*	BioLase Technology, Inc.	4,600	14,950
*	BioMarin Pharmaceutical, Inc.	1,419	54,163
*	BioMimetic Therapeutics, Inc.	3,395	40,570
*	Bio-Reference Laboratories, Inc.	2,600	64,584
*	BioSante Pharmaceuticals, Inc.	5,797	23,130
*	BioScrip, Inc.	5,500	23,595
*	BioSphere Medical, Inc.	1,100	3,861
*	Boston Scientific Corp.	15,800	209,982
*	Bovie Medical Corp.	500	3,890
	Bristol-Myers Squibb Co.	30,600	697,374
#	Brookdale Senior Living, Inc.	5,400	142,452
*	Bruker BioSciences Corp.	8,500	98,940
* #	BSD Medical Corp.	1,500	11,205
*	Caliper Life Sciences, Inc.	6,987	25,013
	Cambrex Corp.	600	3,690
*	Candela Corp.	145	361
*	Cantel Medical Corp.	2,400	25,680
*	Capital Senior Living Corp.	5,168	41,551
*	Caraco Pharmaceutical Laboratories, Ltd.	200	3,444
*	Cardiac Science Corp.	4,236	39,988
*	Cardica, Inc.	2,900	20,648
	Cardinal Health, Inc.	2,400	135,696
*	Celgene Corp.	4,351	264,802
*	Centene Corp.	6,600	139,326
*	Cephalon, Inc.	700	47,397
*	Cepheid, Inc.	5,000	131,600
* #	Cerner Corp.	200	9,074
*	Cerus Corp.	1,900	9,386
*	Charles River Laboratories International, Inc.	5,400	347,112
	Chemed Corp.	2,000	72,440
	Cigna Corp.	3,400	138,040
*	Clinical Data, Inc.	3,900	74,568
*	Combinatorx, Inc.	2,200	8,030
*	Community Health Systems, Inc.	16,100	580,083
	Computer Programs & Systems, Inc.	700	13,965
* #	Conceptus, Inc.	2,100	39,858
*	Conmed Corp.	4,716	125,870
*	Continucare Corp.	3,300	7,260
	Cooper Companies, Inc.	6,600	266,970
*	Corvel Corp.	1,700	61,217
*	Covance, Inc.	200	16,396
*	Coventry Health Care, Inc.	11,200	515,536
*	Cross Country Healthcare, Inc.	500	7,735
*	CryoLife, Inc.	3,000	34,740
*	Cubist Pharmaceuticals, Inc.	2,700	51,462
*	Cutera, Inc.	200	2,048
*	CV Therapeutics, Inc.	4,100	36,203
*	Cyberonics, Inc.	900	15,957
*	Cyclacel Pharmaceuticals, Inc.	1,900	3,971
*	Cynosure, Inc. Class A	500	12,265
*	Cypress Bioscience, Inc.	2,000	16,280
*	Cytokinetics, Inc.	5,243	21,077
*	Cytori Therapeutics, Inc.	1,800	13,536
	Datascope Corp.	300	12,816

23

*	DaVita, Inc.	8,200	425,416
* #	Dendreon Corp.	8,200	42,640
	Dentsply International, Inc.	800	32,432
*	Dexcom, Inc.	300	2,367
*	Dialysis Corporation of America	1,400	10,220
*	Digirad Corp.	2,355	5,275
*	Dionex Corp.	1,700	123,964
* #	Discovery Laboratories, Inc.	1,800	3,366
*	Durect Corp.	6,000	27,900
*	Dyax Corp.	4,900	18,032
*	Dynavax Technologies Corp.	1,200	1,944
*	Eclipsys Corp.	500	10,200
*	Edwards Lifesciences Corp.	5,100	294,321
	Eli Lilly & Co.	10,700	515,098
*	Emeritus Corp.	5,500	116,765
*	Endo Pharmaceuticals Holdings, Inc.	20,452	503,937
*	Endologix, Inc.	6,910	18,173
*	Enzo Biochem, Inc.	5,300	52,099
*	eResearch Technology, Inc.	5,300	84,747
* #	ev3, Inc.	7,600	75,620
*	Exactech, Inc.	1,986	52,808
*	Exelixis, Inc.	1,600	10,112
*	Express Scripts, Inc.	2,900	209,119
*	Five Star Quality Care, Inc.	4,600	30,820
*	Forest Laboratories, Inc.	10,200	366,282
*	Genentech, Inc.	8,900	630,743
* #	Genomic Health, Inc.	1,200	20,760
*	Gen-Probe, Inc.	500	28,470
*	Gentiva Health Services, Inc.	5,500	110,770
*	Genzyme Corp.	6,000	410,760
* #	Geron Corp.	8,327	35,390
*	Gilead Sciences, Inc.	11,700	647,244
*	Greatbatch, Inc.	4,100	76,875
* #	GTx, Inc.	300	4,506
*	Haemonetics Corp.	3,500	197,260
*	Halozyme Therapeutics, Inc.	300	1,554
*	Hanger Orthopedic Group, Inc.	400	5,200
*	Harvard Bioscience, Inc.	1,400	6,720
*	Health Grades, Inc.	2,200	12,408
*	Health Management Associates, Inc.	16,800	130,368
*	Health Net, Inc.	7,500	232,500
*	HealthExtras, Inc.	4,600	143,750
* #	HEALTHSOUTH Corp.	8,400	157,332
*	Healthspring, Inc.	11,500	213,670
*	HealthStream, Inc.	2,062	6,062
*	HealthTronics, Inc.	3,400	12,852
*	Healthways, Inc.	1,000	32,300
*	Henry Schein, Inc.	5,413	301,612
*	Hill-Rom Holdings, Inc.	9,100	279,825
*	Hi-Tech Pharmacal Co., Inc.	2,500	23,000
*	Hlth Corp.	7,900	94,247
*	HMS Holdings Corp.	1,500	30,345
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	1,963
* #	Hologic, Inc.	16,100	386,883
*	Home Diagnostics, Inc.	2,540	20,168

24

*	Hospira, Inc.	900	37,746
*	Human Genome Sciences, Inc.	1,400	8,232
*	Humana, Inc.	12,300	627,915
*	ICU Medical, Inc.	1,600	40,768
*	Idenix Pharmaceuticals, Inc.	7,800	51,012
* #	Idera Pharmaceuticals, Inc.	1,800	27,000
*	IDEXX Laboratories, Inc.	2,000	101,000
*	IDM Pharma, Inc.	1,920	4,032
*	I-Flow Corp.	3,000	41,190
* #	Illumina, Inc.	1,600	125,568
*	ImClone Systems, Inc.	4,500	196,110
*	Immucor, Inc.	3,256	87,358
*	ImmunoGen, Inc.	1,987	9,041
	IMS Health, Inc.	4,400	106,656
*	Incyte Corp.	2,600	25,246
*	Indevus Pharmaceuticals, Inc.	5,000	22,450
*	Infinity Pharmaceuticals, Inc.	2,797	20,558
*	Inspire Pharmaceuticals, Inc.	1,300	5,096
* #	Integra LifeSciences Holdings	3,800	159,676
*	IntegraMed America, Inc.	1,156	9,618
* #	InterMune, Inc.	4,500	63,450
*	Introgen Therapeutics, Inc.	4,595	9,420
*	Intuitive Surgical, Inc.	1,100	322,949
	Invacare Corp.	4,400	79,992
*	Inventiv Health, Inc.	1,900	62,130
* #	Inverness Medical Innovations, Inc.	800	29,248
*	Invitrogen Corp.	7,200	330,912
*	IRIS International, Inc.	3,100	49,042
* #	Isis Pharmaceuticals, Inc.	4,500	63,630
* #	Javelin Pharmaceuticals, Inc.	1,200	3,384
	Johnson & Johnson	43,375	2,894,847
*	Kendle International, Inc.	2,300	86,917
*	Kensey Nash Corp.	1,700	49,946
*	Keryx Biopharmaceuticals, Inc.	4,300	2,193
* #	Kinetic Concepts, Inc.	1,300	56,459
*	King Pharmaceuticals, Inc.	32,100	329,346
*	Kosan Biosciences, Inc.	1,858	10,070
* #	K-V Pharmaceutical Co. Class A	5,200	130,052
*	K-V Pharmaceutical Co. Class B	400	10,028
*	Laboratory Corp. of America Holdings	500	36,895
	Landauer, Inc.	400	23,924
*	Lexicon Pharmaceuticals, Inc.	17,128	36,140
*	LHC Group, Inc.	2,500	54,175
*	LifePoint Hospitals, Inc.	11,200	358,288
*	Ligand Pharmaceuticals, Inc. Class B	8,300	29,133
*	Lincare Holdings, Inc.	9,900	257,994
* #	Luminex Corp.	2,700	60,048
*	Magellan Health Services, Inc.	6,600	265,650
* #	Mannkind Corp.	6,100	18,300
*	Martek Biosciences Corp.	6,000	226,560
*	Matrixx Initiatives, Inc.	2,100	34,692
*	Maxygen, Inc.	5,350	31,511
	McKesson Corp.	8,500	490,025
*	Medarex, Inc.	12,100	105,391
*	MedCath Corp.	3,600	78,120

25

*	Medco Health Solutions, Inc.	12,910	625,489
*	Medical Action Industries, Inc.	3,350	44,488
*	Medical Staffing Network Holdings, Inc.	4,100	17,097
	Medicis Pharmaceutical Corp. Class A	7,600	180,728
* #	Medivation, Inc.	2,000	30,340
*	MEDTOX Scientific, Inc.	1,408	20,500
	Medtronic, Inc.	1,100	55,737
#	Mentor Corp.	1,500	47,265
	Merck & Co., Inc.	18,200	709,072
	Meridian Bioscience, Inc.	2,000	58,660
*	Merit Medical Systems, Inc.	4,009	63,823
*	Metropolitan Health Networks, Inc.	5,400	11,610
*	Micromet, Inc.	8,800	21,296
*	Micrus Endovascular Corp.	300	3,393
*	MiddleBrook Pharmaceuticals, Inc.	1,500	7,170
*	Millipore Corp.	600	43,590
*	Minrad International, Inc.	400	904
* #	Molina Healthcare, Inc.	4,000	120,640
*	Momenta Pharmaceuticals, Inc.	6,800	87,176
*	MTS Medication Technologies	500	4,500
*	MWI Veterinary Supply, Inc.	1,700	65,144
#	Mylan, Inc.	6,200	82,770
* #	Myriad Genetics, Inc.	800	38,736
*	Nabi Biopharmaceuticals	8,465	35,045
	National Healthcare Corp.	1,900	99,275
*	Natus Medical, Inc.	2,231	48,100
*	Nektar Therapeutics	15,900	70,914
*	Neogen Corp.	2,216	58,369
*	Neurocrine Biosciences, Inc.	1,000	4,930
*	Neurometric, Inc.	900	1,926
* #	Nighthawk Radiology Holdings, Inc.	2,300	17,549
*	Northstar Neuroscience, Inc.	63	106
*	Novacea, Inc.	5,200	16,848
* #	NovaMed, Inc.	5,100	20,043
*	Novavax, Inc.	9,096	27,288
*	Noven Pharmaceuticals, Inc.	900	11,016
*	NPS Pharmaceuticals, Inc.	1,998	8,991
*	Nutraceutical International Corp.	2,200	29,106
* #	NuVasive, Inc.	3,200	135,456
*	NxStage Medical, Inc.	1,100	5,335
*	Odyssey Healthcare, Inc.	5,300	57,823
	Omnicare, Inc.	3,000	73,440
* #	Omnicell, Inc.	2,600	34,528
*	Omrix Biopharmaceuticals, Inc.	1,800	32,742
*	Onyx Pharmaceuticals, Inc.	1,900	67,146
*	OraSure Technologies, Inc.	6,541	35,583
*	Orchid Cellmark, Inc.	2,077	5,878
*	Osteotech, Inc.	900	5,508
	Owens & Minor, Inc.	3,500	166,180
*	Pain Therapeutics, Inc.	6,875	55,894
*	Par Pharmaceutical Companies, Inc.	5,700	103,968
*	Parexel International Corp.	2,200	54,098
*	Patterson Companies, Inc.	6,616	225,010
*	PDI, Inc.	2,631	21,706
	PDL BioPharma, Inc.	6,200	63,550

26

*	Pediatrix Medical Group, Inc.	2,700	145,341
	PerkinElmer, Inc.	16,100	455,308
	Perrigo Co.	8,300	303,863
	Pfizer, Inc.	295,965	5,729,882
	Pharmaceutical Products Development Service, Inc.	1,300	57,473
*	Pharmanet Development Group, Inc.	3,100	52,328
*	Phase Forward, Inc.	2,800	48,552
*	PHC, Inc.	200	560
* #	Pozen, Inc.	600	8,244
* #	Progenics Pharmaceuticals, Inc.	2,600	42,588
*	Providence Service Corp.	2,500	66,125
*	PSS World Medical, Inc.	6,800	123,896
*	Psychiatric Solutions, Inc.	5,800	211,526
*	QuadraMed Corp.	800	1,632
	Quest Diagnostics, Inc.	17,500	882,175
*	Questcor Pharmaceuticals, Inc.	4,500	22,905
*	Quidel Corp.	5,400	92,178
*	Quigley Corp.	200	1,084
* #	RadNet, Inc.	3,900	25,428
*	Regeneration Technologies, Inc.	4,400	43,780
*	Regeneron Pharmaceuticals, Inc.	10,500	208,950
*	RehabCare Group, Inc.	3,000	50,910
*	Repligen Corp.	6,600	38,082
*	Repros Therapeutics, Inc.	200	1,984
*	Res-Care, Inc.	5,700	108,699
*	ResMed, Inc.	600	23,634
*	Rigel Pharmaceuticals, Inc.	3,300	77,022
*	Rockwell Medical Technologies, Inc.	1,800	10,962
*	Salix Pharmaceuticals, Ltd.	2,752	21,135
* #	Sangamo BioSciences, Inc.	2,400	26,592
	Schering-Plough Corp.	29,300	597,720
*	SciClone Pharmaceuticals, Inc.	1,000	1,790
#	Sciele Pharma, Inc.	3,300	72,303
*	Seattle Genetics, Inc.	7,200	67,320
*	Senomyx, Inc.	200	1,034
*	Sepracor, Inc.	4,500	97,245
*	Sequenom, Inc.	2,400	18,456
* #	Sirona Dental Systems, Inc.	10,000	296,600
*	Somanetics Corp.	2,101	37,146
*	Sonic Innovations, Inc.	1,911	7,644
*	SonoSite, Inc.	2,400	73,728
*	Spectranetics Corp.	3,300	35,970
*	St. Jude Medical, Inc.	5,900	240,425
*	Staar Surgical Co.	3,673	12,305
* #	Stereotaxis, Inc.	1,200	6,324
	Steris Corp.	700	21,175
*	Strategic Diagnostics, Inc.	3,100	11,470
	Stryker Corp.	6,400	413,120
*	Sun Healthcare Group, Inc.	5,500	78,980
*	SunLink Health Systems, Inc.	100	485
*	Sunrise Senior Living, Inc.	2,900	76,792
* #	SurModics, Inc.	1,500	67,260
*	Symmetry Medical, Inc.	7,400	109,594
*	Synovis Life Technologies, Inc.	1,800	35,244
*	Targacept, Inc.	824	6,526

27

*	Techne Corp.	1,824	143,184
*	Telik, Inc.	5,700	12,369
*	Tercica, Inc.	7,411	31,571
*	The Medicines Co.	7,000	128,100
*	Theragenics Corp.	6,600	25,938
*	Theravance, Inc.	200	2,706
*	Thermo Fisher Scientific, Inc.	4,400	259,688
*	Third Wave Technologies, Inc.	800	8,488
*	Thoratec Corp.	4,300	71,079
#	Trimeris, Inc.	1,000	5,940
*	TriZetto Group, Inc.	5,200	111,644
*	U.S. Physical Therapy, Inc.	2,300	39,468
*	United Therapeutics Corp.	700	66,857
	UnitedHealth Group, Inc.	15,664	535,865
	Universal Health Services, Inc.	6,775	440,375
*	Uroplasty, Inc.	1,500	5,400
#	Valeant Pharmaceuticals International	6,000	98,220
*	Varian Medical Systems, Inc.	3,600	171,144
*	Varian, Inc.	5,600	310,744
*	Vascular Solutions, Inc.	1,200	7,740
*	VCA Antech, Inc.	5,500	172,535
* #	Vertex Pharmaceuticals, Inc.	1,300	37,219
*	Vical, Inc.	6,252	19,944
*	ViroPharma, Inc.	13,467	129,149
*	Vital Images, Inc.	3,099	47,880
	Vital Signs, Inc.	2,459	139,647
*	Vivus, Inc.	2,144	14,665
*	Vnus Medical Technologies	2,700	47,385
*	Volcano Corp.	6,093	84,936
*	Waters Corp.	1,100	67,672
*	Watson Pharmaceuticals, Inc.	14,200	405,552
* #	WebMD Health Corp. Class A	300	9,009
*	WellPoint, Inc.	21,500	1,200,130
	West Pharmaceutical Services, Inc.	4,100	194,463
*	Wright Medical Group, Inc.	5,100	151,419
	Wyeth	22,900	1,018,363
*	Xenoport, Inc.	1,500	64,920
*	Zimmer Holdings, Inc.	6,400	465,920
*	Zoll Medical Corp.	2,150	77,937
* #	Zymogenetics, Inc.	3,600	32,472
Total Health Care			50,929,835

Industrials — (12.9%)
*	3-D Systems Corp.	1,100	10,076
	3M Co.	10,400	806,624
	A.O. Smith Corp.	3,600	130,140
	AAON, Inc.	3,300	69,366
*	AAR Corp.	5,600	107,968
	ABM Industries, Inc.	4,800	104,784
*	Acco Brands Corp.	3,700	56,758
*	Accuride Corp.	5,715	44,291
*	Active Power, Inc.	200	280
	Actuant Corp.	3,300	120,483
	Acuity Brands, Inc.	3,000	159,750
	Administaff, Inc.	2,000	55,840

28

*	AGCO Corp.	8,200	495,526
* #	Airtran Holdings, Inc.	12,000	36,000
	Alamo Group, Inc.	1,456	33,706
*	Alaska Air Group, Inc.	7,260	141,788
	Albany International Corp. Class A	600	20,766
	Alexander & Baldwin, Inc.	8,100	416,907
*	Allegiant Travel Co.	3,400	71,060
*	Alliant Techsystems, Inc.	1,100	119,416
*	Allied Defense Group, Inc.	1,202	8,534
*	Allied Waste Industries, Inc.	21,500	289,605
*	Amerco, Inc.	3,630	216,021
	American Ecology Corp.	1,600	45,952
	American Railcar Industries, Inc.	4,400	92,092
*	American Reprographics Co.	5,000	91,450
#	American Science & Engineering, Inc.	1,284	65,766
* #	American Superconductor Corp.	600	21,168
	American Woodmark Corp.	2,800	63,084
	Ameron International Corp.	1,300	149,071
	Ampco-Pittsburgh Corp.	600	27,996
* #	AMR Corp.	4,370	31,420
	Amrep Corp.	800	40,008
	Angelica Corp.	1,800	39,078
	Apogee Enterprises, Inc.	4,200	99,708
* #	Applied Energetics, Inc.	3,578	7,263
	Applied Signal Technologies, Inc.	2,000	30,940
*	Argon ST, Inc.	3,000	72,420
	Arkansas Best Corp.	4,800	178,368
*	Arotech Corp.	457	1,060
*	Astec Industries, Inc.	3,000	116,730
*	Atlas Air Worldwide Holding, Inc.	1,400	86,660
	Avery Dennison Corp.	6,500	335,270
*	Avis Budget Group, Inc.	700	9,744
*	Axsys Technologies, Inc.	1,086	64,248
*	AZZ, Inc.	900	28,242
	B.F. Goodrich Co.	5,700	369,417
	Badger Meter, Inc.	100	4,915
*	Baker (Michael) Corp.	400	8,988
	Baldor Electric Co.	4,100	144,320
*	Baldwin Technology Co., Inc. Class A	500	1,575
	Barnes Group, Inc.	8,900	284,266
	Barrett Business Services, Inc.	2,500	32,875
*	BE Aerospace, Inc.	11,500	401,925
* #	Beacon Roofing Supply, Inc.	8,571	104,652
	Belden, Inc.	5,100	213,639
*	Blount International, Inc.	2,100	29,421
#	BlueLinx Holdings, Inc.	7,100	33,796
	Boeing Co.	9,200	761,484
	Brady Co. Class A	6,900	267,099
	Briggs & Stratton Corp.	8,300	122,425
*	BTU International, Inc.	800	9,408
	Bucyrus International, Inc.	2,000	141,560
* #	Builders FirstSource, Inc.	7,000	51,240
	Burlington Northern Santa Fe Corp.	8,000	904,400
#	C&D Technologies, Inc.	3,900	24,102
	C.H. Robinson Worldwide, Inc.	4,400	283,800

29

*	Cano Petroleum, Inc.	1,900	15,200
	Carlisle Companies, Inc.	8,700	290,841
	Cascade Corp.	2,300	115,828
*	Casella Waste Systems, Inc. Class A	3,900	43,524
	Caterpillar, Inc.	6,900	570,216
*	CBIZ, Inc.	10,600	90,312
	CDI Corp.	2,500	71,250
*	CECO Environmental Corp.	800	5,080
*	Celadon Group, Inc.	3,200	36,480
*	Cenveo, Inc.	3,100	36,208
*	Ceradyne, Inc.	600	25,878
*	Chart Industries, Inc.	3,400	142,426
*	ChoicePoint, Inc.	1,100	53,548
	Cintas Corp.	6,700	197,784
	Clarcor, Inc.	2,800	121,576
*	Clean Harbors, Inc.	1,300	92,339
* #	Coleman Cable, Inc.	3,394	37,673
*	Columbus McKinnon Corp.	3,400	96,934
	Comfort Systems USA, Inc.	7,300	97,017
*	Commercial Vehicle Group, Inc.	1,400	19,516
*	Consolidated Graphics, Inc.	1,600	87,888
*	Continental Airlines, Inc.	15,400	221,914
#	Con-way, Inc.	6,100	297,741
	Cooper Industries, Ltd.	14,100	657,483
*	Copart, Inc.	6,400	288,000
*	Cornell Companies, Inc.	1,800	40,032
	Corporate Executive Board Co.	400	18,068
*	Corrections Corp. of America	17,200	443,416
* #	CoStar Group, Inc.	2,700	126,630
*	Covanta Holding Corp.	13,800	385,986
*	CPI Aerostructures, Inc.	200	1,578
*	CRA International, Inc.	900	31,383
	Crane Co.	9,200	419,980
* #	Crocs, Inc.	500	5,105
	CSX Corp.	22,400	1,546,944
	Cubic Corp.	3,600	91,008
	Cummins, Inc.	2,800	197,176
	Curtiss-Wright Corp.	6,800	350,268
	Danaher Corp.	3,600	281,448
	Deere & Co.	5,000	406,700
*	Delta Air Lines, Inc.	5,900	36,285
	Deluxe Corp.	2,700	60,831
	Diamond Management & Technology Consultants, Inc.	200	1,060
* #	Document Securities Systems, Inc.	200	1,144
	Donaldson Co., Inc.	800	41,184
*	Double Eagle Petroleum Co.	1,800	35,676
	Dover Corp.	9,100	492,128
	DRS Technologies, Inc.	3,600	283,608
*	Ducommun, Inc.	1,400	44,338
*	DXP Enterprises, Inc.	400	16,456
*	Dynamex, Inc.	1,856	46,530
	Dynamic Materials Corp.	100	4,338
*	DynCorp International, Inc. Class A	4,151	70,941
#	Eagle Bulk Shipping, Inc.	6,600	220,044
*	Eagle Test Systems, Inc.	700	8,071

30

	Eaton Corp.	4,300	415,724
	Electro Rent Corp.	5,040	71,165
*	EMCOR Group, Inc.	10,700	314,045
	Emerson Electric Co.	12,600	733,068
	Encore Wire Corp.	400	9,060
*	Energy Conversion Devices, Inc.	5,652	358,789
*	Energy Focus, Inc.	376	895
*	EnerSys	1,300	40,573
*	ENGlobal Corp.	2,049	21,043
	Ennis, Inc.	3,800	71,782
*	EnPro Industries, Inc.	1,100	44,110
	Equifax, Inc.	10,100	385,416
*	ESCO Technologies, Inc.	3,700	190,587
*	Esterline Technologies Corp.	1,700	105,281
* #	Evergreen Solar, Inc.	10,100	105,040
*	Exide Technologies	6,600	108,834
	Expeditors International of Washington, Inc.	4,265	200,796
*	Exponent, Inc.	2,680	87,422
*	ExpressJet Holdings, Inc.	8,400	17,052
#	Fastenal Co.	4,000	197,760
	Federal Signal Corp.	6,000	80,880
	FedEx Corp.	16,100	1,476,531
*	First Solar, Inc.	1,000	267,540
*	Flanders Corp.	5,407	38,714
	Flowserve Corp.	200	27,704
	Fluor Corp.	1,000	186,550
	Forward Air Corp.	2,500	92,625
#	Franklin Electric Co., Inc.	2,000	81,000
	Freightcar America, Inc.	1,900	82,840
*	FTI Consulting, Inc.	1,600	96,096
* #	Fuel Tech, Inc.	1,600	40,704
*	FuelCell Energy, Inc.	6,200	62,806
*	Furmanite Corp.	700	6,349
	G & K Services, Inc. Class A	2,600	90,974
*	Gardner Denver Machinery, Inc.	2,700	143,262
	GATX Corp.	5,700	281,067
*	Gehl Co.	1,655	26,480
	Genco Shipping & Trading, Ltd.	1,300	91,312
	Gencorp, Inc.	2,100	17,472
* #	General Cable Corp.	2,600	184,080
	General Dynamics Corp.	10,400	958,360
	General Electric Co.	89,100	2,737,152
*	Genesee & Wyoming, Inc.	2,800	114,296
*	GeoEye, Inc.	2,600	44,330
*	GeoPetro Resources Co.	2,100	5,187
	Gorman-Rupp Co.	1,100	48,290
*	GP Strategies Corp.	2,541	25,308
	Graco, Inc.	900	36,360
*	Graftech International, Ltd.	7,300	192,720
#	Granite Construction, Inc.	7,100	258,866
	Greenbrier Companies, Inc.	3,200	84,000
	Hardinge, Inc.	300	4,215
	Harsco Corp.	5,100	322,932
*	Hawaiian Holdings, Inc.	8,804	64,445
	Healthcare Services Group, Inc.	3,800	67,032

31

	Heartland Express, Inc.	14,800	227,920
#	Heico Corp.	1,900	96,387
	Heico Corp. Class A	2,472	97,941
	Heidrick & Struggles International, Inc.	2,800	80,220
*	Herley Industries, Inc.	300	4,821
	Herman Miller, Inc.	2,800	69,440
*	Hexcel Corp.	5,600	148,176
*	Hill International, Inc.	5,300	85,595
	Hi-Shear Technology Corp.	200	2,370
#	HNI Corp.	5,200	130,416
	Honeywell International, Inc.	8,600	512,732
#	Horizon Lines, Inc. Class A	400	5,028
	Houston Wire & Cable Co.	2,700	58,266
* #	HQ Sustainable Maritime Industries, Inc.	1,500	23,025
*	Hub Group, Inc. Class A	200	7,216
#	Hubbell, Inc. Class A	200	10,566
	Hubbell, Inc. Class B	3,900	182,403
*	Hudson Highland Group, Inc.	3,100	38,843
*	Hurco Companies, Inc.	900	32,607
*	Huron Consulting Group, Inc.	400	21,436
*	ICT Group, Inc.	3,494	37,036
	IDEX Corp.	2,400	93,216
*	IHS, Inc.	1,600	95,296
*	II-VI, Inc.	1,700	66,487
	IKON Office Solutions, Inc.	5,700	68,913
	Illinois Tool Works, Inc.	7,800	418,860
*	Insituform Technologies, Inc. Class A	5,400	99,576
	Insteel Industries, Inc.	300	4,809
*	Integrated Electrical Services, Inc.	600	10,956
*	Interline Brands, Inc.	4,600	82,156
*	Intersections, Inc.	3,281	30,776
	ITT Industries, Inc.	4,700	310,200
	J.B. Hunt Transport Services, Inc.	3,000	104,520
*	Jacobs Engineering Group, Inc.	700	66,346
* #	JetBlue Airways Corp.	1,300	5,161
	Joy Global, Inc.	3,100	261,113
*	Kadant, Inc.	2,500	66,825
	Kaman Corp. Class A	500	12,950
*	Kansas City Southern	10,400	519,584
	Kaydon Corp.	500	30,555
	Kelly Services, Inc. Class A	5,900	123,900
*	Kenexa Corp.	500	10,070
	Kennametal, Inc.	6,300	243,495
*	Key Technology, Inc.	800	29,256
*	Kforce, Inc.	7,300	67,525
*	Kirby Corp.	1,500	83,490
	Knight Transportation, Inc.	12,600	230,076
	Knoll, Inc.	6,700	99,361
*	Korn/Ferry International	7,500	126,000
*	L.B. Foster Co. Class A	200	6,846
	L.S. Starrett Co. Class A	1,100	25,058
	L-3 Communications Holdings, Inc.	3,200	343,648
*	LaBarge, Inc.	2,200	29,040
*	Ladish Co., Inc.	2,060	66,971
	Landstar Systems, Inc.	2,500	139,300

32

*	Layne Christensen Co.	1,400	71,582
*	Learning Tree International, Inc.	1,000	17,700
*	LECG Corp.	2,400	24,240
	Lennox International, Inc.	7,400	238,428
	Lincoln Electric Holdings, Inc.	600	49,488
*	LMI Aerospace, Inc.	1,900	39,520
	Lockheed Martin Corp.	4,400	481,536
	LSI Industries, Inc.	2,200	23,408
*	M&F Worldwide Corp.	3,600	128,844
*	Mac-Gray Corp.	1,310	13,781
*	Magnetek, Inc.	6,300	28,350
	Manpower, Inc.	300	18,900
*	Marten Transport, Ltd.	3,000	53,760
#	Masco Corp.	16,100	298,494
	McGrath Rentcorp.	4,542	125,495
* #	Medialink Worldwide, Inc.	200	204
	Met-Pro Corp.	1,966	26,502
*	Mettler Toledo International, Inc.	400	41,480
*	MFRI, Inc.	1,157	18,038
*	Microvision, Inc.	600	2,076
* #	Middleby Corp.	1,100	62,799
*	Miller Industries, Inc.	2,600	29,094
	Mine Safety Appliances Co.	4,800	197,952
*	Mobile Mini, Inc.	6,800	164,356
*	Monster Worldwide, Inc.	10,700	264,183
*	Moog, Inc. Class A	2,100	95,214
	MSC Industrial Direct Co., Inc. Class A	3,600	196,200
*	MTC Technologies, Inc.	1,126	26,833
	Mueller Industries, Inc.	2,500	89,475
	Mueller Water Products, Inc.	4,500	45,585
	Mueller Water Products, Inc. Class B	12,800	126,720
	Multi-Color Corp.	274	6,097
	NACCO Industries, Inc. Class A	1,100	95,546
*	National Technical Systems, Inc.	1,274	7,071
*	Navigant Consulting, Inc.	7,400	149,110
*	NCI Building Systems, Inc.	3,500	109,340
	Nordson Corp.	800	57,480
	Norfolk Southern Corp.	18,700	1,260,006
*	North America Galvanizing & Coatings, Inc.	1,830	14,073
	Northrop Grumman Corp.	14,300	1,079,078
*	Northwest Airlines Corp.	4,900	34,594
*	Old Dominion Freight Line, Inc.	5,700	172,026
*	On Assignment, Inc.	7,600	63,384
*	Orbital Sciences Corp.	4,000	103,840
#	Oshkosh Truck Corp. Class B	10,700	432,387
*	Owens Corning, Inc.	400	10,332
*	P.A.M. Transportation Services, Inc.	1,900	27,854
	Paccar, Inc.	3,600	192,204
	Pall Corp.	2,400	97,944
	Parker Hannifin Corp.	5,800	491,086
*	Park-Ohio Holdings Corp.	2,500	37,550
	Pentair, Inc.	4,300	160,949
*	Perini Corp.	2,800	107,772
*	Pike Electric Corp.	1,200	18,708
* #	Pinnacle Airlines Corp.	2,500	16,275

33

	Pitney Bowes, Inc.	1,400	50,834
*	Plug Power, Inc.	17,700	55,578
	Portec Rail Products, Inc.	1,600	19,440
*	Powell Industries, Inc.	1,400	74,858
*	Power-One, Inc.	6,912	21,012
	Precision Castparts Corp.	1,300	157,040
* #	Protection One, Inc.	1,584	13,480
*	Quality Distribution, Inc.	200	700
*	Quanex Building Products Corp.	1,000	17,600
*	Quanta Services, Inc.	5,800	185,832
	Quixote Corp.	100	1,020
	R. R. Donnelley & Sons Co.	19,500	640,185
	Raven Industries, Inc.	1,300	49,075
	Raytheon Co.	25,200	1,609,272
*	RBC Bearings, Inc.	3,000	113,040
*	RCM Technologies, Inc.	400	1,728
	Regal-Beloit Corp.	4,360	202,740
	Republic Services, Inc.	3,350	110,316
	Resources Connection, Inc.	2,200	46,222
	Robbins & Myers, Inc.	4,700	190,303
	Robert Half International, Inc.	200	4,916
	Rockwell Automation, Inc.	1,300	76,115
	Rockwell Collins, Inc.	4,500	276,165
	Rollins, Inc.	3,750	59,663
	Roper Industries, Inc.	7,965	518,044
*	Rush Enterprises, Inc. Class A	400	6,472
*	Rush Enterprises, Inc. Class B	700	10,528
	Ryder System, Inc.	5,300	389,179
	Schawk, Inc.	5,300	88,722
*	School Specialty, Inc.	2,600	81,614
*	Shaw Group, Inc.	900	54,900
#	Simpson Manufacturing Co., Inc.	1,200	31,656
	Skywest, Inc.	10,100	156,146
*	SL Industries, Inc.	200	2,940
	Southwest Airlines Co.	94,900	1,239,394
	SPX Corp.	3,100	411,928
*	Standard Parking Corp.	1,300	27,872
	Standard Register Co.	1,300	15,444
	Standex International Corp.	1,820	37,583
	Steelcase, Inc. Class A	15,200	191,520
*	Stericycle, Inc.	2,100	122,430
*	Sterling Construction Co., Inc.	2,700	53,703
	Sun Hydraulics, Inc.	1,400	56,154
*	Superior Essex, Inc.	1,100	47,850
* #	Synutra International, Inc.	506	16,602
	Sypris Solutions, Inc.	400	1,796
	TAL International Group, Inc.	900	24,183
*	Taleo Corp. Class A	200	3,958
* #	Taser International, Inc.	4,500	31,635
*	Team, Inc.	1,500	48,060
	Tecumseh Products Co. Class A	2,700	94,257
*	Teledyne Technologies, Inc.	3,500	194,880
	Teleflex, Inc.	2,700	159,597
*	TeleTech Holdings, Inc.	5,600	144,704
	Tennant Co.	2,400	84,408

34

*	Terex Corp.	4,200	299,670
*	Tetra Tech, Inc.	7,960	210,462
	Textron, Inc.	3,300	206,415
*	The Advisory Board Co.	1,500	69,255
	The Brink’s Co.	2,900	210,192
	The Dun & Bradstreet Corp.	600	54,828
*	The Geo Group, Inc.	6,900	158,631
	The Manitowoc Co., Inc.	200	7,780
*	Thomas & Betts Corp.	7,600	322,772
	Thomas Group, Inc.	600	1,542
	Timken Co.	8,900	326,007
	Titan International, Inc.	3,800	150,214
#	Toro Co.	5,400	211,032
*	Trailer Bridge, Inc.	500	3,090
	Trane, Inc.	1,700	78,914
*	TransDigm Group, Inc.	5,700	248,520
*	TRC Companies, Inc.	865	4,481
* #	Trex Co., Inc.	3,400	38,080
	Trinity Industries, Inc.	11,800	482,030
	Triumph Group, Inc.	2,400	149,256
*	TrueBlue, Inc.	4,900	71,344
*	TurboChef Technologies, Inc.	800	5,384
	Twin Disc, Inc.	400	7,600
	UAL Corp.	11,100	94,794
*	Ultralife Batteries, Inc.	3,700	46,731
	Union Pacific Corp.	20,400	1,679,124
	United Parcel Service, Inc.	6,500	461,630
*	United Rentals, Inc.	5,100	105,009
*	United Stationers, Inc.	1,400	59,276
	United Technologies Corp.	23,750	1,687,200
	Universal Forest Products, Inc.	2,600	88,218
*	Universal Truckload Services, Inc.	1,102	26,845
*	UQM Technologies, Inc.	1,000	2,530
*	URS Corp.	4,500	215,145
*	USA Truck, Inc.	1,391	17,777
* #	USG Corp.	2,800	95,340
	Valmont Industries, Inc.	200	22,968
*	Versar, Inc.	1,400	7,280
	Viad Corp.	1,900	62,662
	Vicor Corp.	4,930	55,660
*	Volt Information Sciences, Inc.	4,200	62,832
	W.W. Grainger, Inc.	2,700	246,402
	Wabash National Corp.	6,000	51,480
	Wabtec Corp.	3,300	153,681
	Walter Industries, Inc.	400	37,296
*	Waste Connections, Inc.	4,400	144,452
	Waste Management, Inc.	9,600	364,128
	Watsco, Inc. Class A	4,300	199,950
	Watson Wyatt & Co. Holdings	6,400	374,848
	Watts Water Technologies, Inc.	4,900	138,964
*	WCA Waste Corp.	3,600	19,836
	Werner Enterprises, Inc.	11,000	208,340
*	WESCO International, Inc.	200	8,862
#	Western Refining, Inc.	600	7,614
	Woodward Governor Co.	400	16,108
Total Industrials			62,642,163

35

Information Technology — (12.4%)
*	Acacia Research-Acacia Technologies	900	4,887
*	Actel Corp.	3,400	58,310
*	ActivIdentity Corp.	8,553	24,291
*	Activision, Inc.	1,400	47,250
*	Actuate Corp.	5,072	25,157
*	Adaptec, Inc.	23,758	76,738
*	ADC Telecommunications, Inc.	11,900	187,306
* #	Adept Technology, Inc.	1,680	14,095
*	Adobe Systems, Inc.	3,600	158,616
	Adtran, Inc.	6,200	154,318
*	Advanced Analogic Technologies, Inc.	896	6,254
*	Advanced Energy Industries, Inc.	300	4,752
*	Advanced Micro Devices, Inc.	12,300	84,624
*	Advent Software, Inc.	1,300	55,861
*	Aehr Test Systems	1,179	10,304
*	Aetrium, Inc.	1,600	5,008
*	Affiliated Computer Services, Inc. Class A	8,120	440,104
*	Agilent Technologies, Inc.	1,300	48,607
	Agilysys, Inc.	300	3,132
	Altera Corp.	4,600	106,444
*	American Commercial Lines, Inc.	4,500	69,030
	American Software, Inc. Class A	4,851	31,726
*	Amkor Technology, Inc.	13,010	138,687
	Amphenol Corp.	2,900	135,227
*	Amtech Systems, Inc.	1,800	17,694
*	Anadigics, Inc.	7,400	91,464
	Analog Devices, Inc.	1,600	56,176
* #	Anixter International, Inc.	5,300	344,553
*	Ansoft Corp.	800	29,184
*	Ansys, Inc.	1,200	56,760
*	Apple, Inc.	2,400	453,000
	Applied Materials, Inc.	23,400	463,554
*	Applied Micro Circuits Corp.	2,663	26,124
*	Ariba, Inc.	15,448	229,248
*	Arris Group, Inc.	800	7,488
*	Arrow Electronics, Inc.	11,000	337,260
*	Art Technology Group, Inc.	24,106	90,398
*	Aspen Technology, Inc.	2,700	38,880
*	Atheros Communications	8,000	267,360
	Atlantic Tele-Network, Inc.	1,900	56,924
*	Atmel Corp.	8,900	39,783
*	ATMI, Inc.	3,100	92,783
*	Autobytel, Inc.	5,901	9,855
*	Autodesk, Inc.	1,500	61,740
	Automatic Data Processing, Inc.	3,600	154,980
* #	Avid Technology, Inc.	5,700	122,322
*	Avnet, Inc.	18,000	531,360
*	Avocent Corp.	4,200	82,866
	AVX Corp.	14,900	198,468
*	Aware, Inc.	363	1,314
*	AXT, Inc.	6,301	29,111
* #	Bankrate, Inc.	2,700	136,350

36

	Bel Fuse, Inc. Class B	1,800	47,142
*	Bell Microproducts, Inc.	4,900	12,985
*	Benchmark Electronics, Inc.	13,200	234,564
*	BigBand Networks, Inc.	10,400	55,120
	Black Box Corp.	3,500	100,450
	Blackbaud, Inc.	3,700	87,542
*	Blackboard, Inc.	1,500	56,820
*	Blue Coat Systems, Inc.	1,800	32,616
*	BMC Software, Inc.	700	28,070
*	Bookham, Inc.	13,800	28,014
*	Bottomline Technologies, Inc.	3,600	35,820
*	Brightpoint, Inc.	7,500	73,875
*	Broadcom Corp.	2,700	77,463
	Broadridge Financial Solutions, Inc.	4,800	108,192
*	Brocade Communications Systems, Inc.	52,107	419,982
*	BSQUARE Corp.	2,100	10,017
	CA, Inc.	3,400	90,236
*	Cabot Microelectronics Corp.	2,700	100,170
*	CACI International, Inc. Class A	2,700	137,619
*	Cadence Design Systems, Inc.	9,200	106,904
*	CalAmp Corp.	2,800	7,028
*	California Micro Devices Corp.	1,528	5,455
*	Callidus Software, Inc.	1,000	6,080
*	CallWave, Inc.	2,900	7,047
	CAM Commerce Solutions, Inc.	100	3,623
*	Captaris, Inc.	3,800	16,568
*	Cascade Microtech, Inc.	2,884	22,639
	Cass Information Systems, Inc.	1,600	50,832
*	Catalyst Semiconductor, Inc.	2,200	9,900
*	Catapult Communications Corp.	2,700	19,899
*	CEVA, Inc.	4,300	35,991
*	Checkpoint Systems, Inc.	2,300	59,731
*	Chordiant Software, Inc.	400	2,568
*	Ciena Corp.	7,500	229,200
*	Cirrus Logic, Inc.	16,300	106,928
*	Cisco Sytems, Inc.	51,895	1,386,634
*	Citrix Systems, Inc.	1,300	44,499
*	CMGI, Inc.	5,150	77,147
*	CNET Networks, Inc.	27,000	309,150
*	Cogent, Inc.	10,028	120,035
	Cognex Corp.	6,500	181,090
*	Cognizant Technology Solutions Corp.	6,400	225,792
*	Coherent, Inc.	1,800	54,486
	Cohu, Inc.	4,500	76,995
*	CommScope, Inc.	11,900	652,715
	Communications Systems, Inc.	1,400	15,470
*	Computer Sciences Corp.	13,900	683,185
*	Compuware Corp.	24,105	245,630
*	Comtech Telecommunications Corp.	3,500	162,050
*	Concur Technologies, Inc.	6,000	220,020
*	Convergys Corp.	24,200	390,346
	Corning, Inc.	17,300	472,982
*	CPI International, Inc.	1,400	17,066
* #	Cree, Inc.	9,800	249,116
*	Cyberoptics Corp.	1,118	10,017

37

*	Cybersource Corp.	2,000	38,820
*	Cymer, Inc.	1,500	46,380
*	Cypress Semiconductor Corp.	22,000	613,360
	Daktronics, Inc.	4,100	82,779
*	Datalink Corp.	1,300	6,175
	Dataram Corp.	133	432
* #	DealerTrack Holdings, Inc.	3,200	67,328
*	Dell, Inc.	13,500	311,310
	Diebold, Inc.	600	23,676
*	Digi International, Inc.	3,940	35,539
*	Digimarc Corp.	3,480	38,663
*	Digital River, Inc.	2,300	92,138
*	Diodes, Inc.	4,600	129,858
*	Dolby Laboratories, Inc.	1,400	67,214
*	Dot Hill Systems Corp.	9,669	29,007
*	DSP Group, Inc.	4,600	38,364
* #	DST Systems, Inc.	3,600	228,240
*	DTS, Inc.	2,500	83,750
*	Dycom Industries, Inc.	5,500	94,325
*	Dynamics Research Corp.	1,760	18,867
*	EarthLink, Inc.	15,100	144,960
*	eBay, Inc.	22,500	675,225
* #	Echelon Corp.	5,974	88,176
*	Echostar Holding Corp.	280	10,455
*	EDGAR Online, Inc.	400	920
*	Edgewater Technology, Inc.	2,336	12,007
*	Electronic Arts, Inc.	4,800	240,960
	Electronic Data Systems Corp.	49,600	1,214,704
*	Electronics for Imaging, Inc.	5,000	82,850
* #	Elixir Gaming Technologies, Inc.	2,200	3,212
*	EMC Corp.	43,900	765,616
* #	EMCORE Corp.	4,000	31,440
*	Emulex Corp.	5,000	70,100
*	Endwave Corp.	1,814	12,408
*	Entegris, Inc.	20,254	155,753
*	Entorian Technologies, Inc.	1,369	1,437
*	Entrust, Inc.	13,151	36,823
*	Epicor Software Corp.	8,100	69,498
*	EPIQ Systems, Inc.	5,300	87,397
*	Equinix, Inc.	1,845	176,179
*	Euronet Worldwide, Inc.	7,300	142,788
*	Exar Corp.	6,354	49,942
*	Excel Technology, Inc.	2,052	53,393
*	Extreme Networks, Inc.	17,574	57,116
*	F5 Networks, Inc.	4,110	123,506
#	Factset Research Systems, Inc.	1,900	122,949
	Fair Isaac Corp.	5,600	141,512
*	Fairchild Semiconductor Corp. Class A	12,900	193,500
*	FalconStor Software, Inc.	2,300	20,562
*	Faro Technologies, Inc.	2,800	80,276
*	FEI Co.	3,500	82,040
	Fidelity National Information Services, Inc.	1,600	64,448
* #	Finisar Corp.	1,000	1,840
*	Fiserv, Inc.	14,700	769,692
* #	Flir Systems, Inc.	3,600	141,912

38

*	FormFactor, Inc.	1,400	30,562
*	Forrester Research, Inc.	3,300	99,693
*	FortuNet, Inc.	1,100	6,941
*	Foundry Networks, Inc.	14,800	201,280
	Frequency Electronics, Inc.	1,300	8,710
*	Gartner Group, Inc.	5,300	115,487
*	Gerber Scientific, Inc.	4,400	44,044
	Gevity HR, Inc.	4,700	35,109
	Global Payments, Inc.	6,500	306,930
*	Globecomm Systems, Inc.	3,700	35,927
*	Glu Mobile, Inc.	1,900	9,367
*	Google, Inc.	1,900	1,113,020
*	Greenfield Online, Inc.	4,200	53,508
*	GSE Systems, Inc.	900	7,740
*	GSI Technology, Inc.	2,471	10,156
*	Guidance Software, Inc.	1,600	15,984
*	Hackett Group, Inc.	7,637	40,323
*	Harmonic, Inc.	5,700	54,834
	Harris Corp.	1,500	98,670
*	Harris Stratex Networks, Inc. Class A	2,320	26,077
*	Hauppauge Digital, Inc.	200	460
#	Heartland Payment Systems, Inc.	2,700	69,687
	Henry Jack & Associates, Inc.	6,700	159,460
*	Hewitt Associates, Inc. Class A	1,400	54,824
	Hewlett-Packard Co.	35,000	1,647,100
*	hi/fn, Inc.	700	3,542
*	Hittite Microwave Corp.	2,600	103,870
*	Hutchinson Technology, Inc.	1,800	25,920
*	Hypercom Corp.	4,700	22,889
*	I.D. Systems, Inc.	1,776	13,071
*	i2 Technologies, Inc.	700	8,400
	iBasis, Inc.	700	2,345
*	iGATE Capital Corp.	6,505	55,618
*	Ikanos Communications	4,000	14,240
*	I-many, Inc.	2,187	2,209
*	Immersion Corp.	1,600	13,712
*	Informatica Corp.	6,200	111,600
	InfoSpace, Inc.	6,700	61,171
	infoUSA, Inc.	8,600	48,246
*	Ingram Micro, Inc.	25,400	460,502
*	Innodata Isogen, Inc.	951	2,977
*	Insight Enterprises, Inc.	4,400	58,960
	Integral Systems, Inc.	600	23,754
*	Integrated Device Technology, Inc.	20,300	228,984
*	Integrated Silicon Solution, Inc.	5,923	36,130
	Intel Corp.	59,762	1,385,283
*	Interactive Intelligence, Inc.	606	7,896
*	Intermec, Inc.	8,500	192,100
*	Internap Network Services Corp.	3,300	17,391
	International Business Machines Corp.	15,866	2,053,536
*	International Rectifier Corp.	9,060	210,011
*	Internet Capital Group, Inc.	8,300	83,498
	Intersil Corp.	15,400	429,198
*	Intervoice, Inc.	3,200	20,672
*	Interwoven, Inc.	8,900	119,349

39

*	Intevac, Inc.	2,700	31,050
*	IntriCon Corp.	600	4,680
*	Intuit, Inc.	8,500	246,160
*	Iomega Corp.	8,800	33,792
*	iPass, Inc.	8,713	18,733
*	iPCS, Inc.	1,100	33,000
*	Iron Mountain, Inc.	10,100	303,303
*	Iteris, Inc.	4,900	14,602
*	Itron, Inc.	4,600	448,868
*	Ixia	6,330	51,210
*	IXYS Corp.	4,100	47,806
*	j2 Global Communications, Inc.	1,100	29,172
	Jabil Circuit, Inc.	20,900	265,848
*	JDA Software Group, Inc.	5,900	120,360
* #	JDS Uniphase Corp.	28,978	358,458
*	Juniper Networks, Inc.	12,900	355,008
*	Jupitermedia Corp.	700	1,302
	Keithley Instruments, Inc.	3,300	33,792
*	Key Tronic Corp.	500	1,800
*	Keynote Systems, Inc.	3,800	51,300
	KLA-Tencor Corp.	13,100	604,172
*	Kopin Corp.	9,159	27,752
*	Kratos Defense & Security Solutions, Inc.	11,955	23,312
*	Kulicke & Soffa Industries, Inc.	2,500	17,700
*	KVH Industries, Inc.	2,596	22,845
*	L-1 Identity Solutions, Inc.	13,600	214,880
*	Lam Research Corp.	8,500	345,950
*	LaserCard Corp.	900	6,588
*	Lawson Software, Inc.	28,900	252,008
*	Leadis Technolgies, Inc.	1,729	2,887
*	LeCroy Corp.	2,000	17,300
*	Lexmark International, Inc.	9,800	361,228
#	Linear Technology Corp.	2,400	88,248
*	Lionbridge Technologies, Inc.	12,066	29,320
*	Littlefuse, Inc.	3,000	113,370
*	LoJack Corp.	300	2,775
*	LookSmart, Ltd.	4,000	17,320
*	Loral Space & Communications, Inc.	2,900	56,231
*	LSI Corp.	1,200	8,724
*	LTX Corp.	6,827	20,071
*	Lumera Corp.	1,131	1,154
*	Luna Innovations, Inc.	1,500	11,745
*	Macrovision Solutions Corp.	1,489	20,146
*	Magma Design Automation, Inc.	6,100	46,055
*	Management Network Group, Inc.	2,089	3,468
*	Manhattan Associates, Inc.	3,300	83,820
*	ManTech International Corp. Class A	2,000	100,860
#	Marchex, Inc. Class B	3,800	50,236
*	Mastec, Inc.	200	2,358
*	Mattson Technology, Inc.	6,200	31,124
	Maximus, Inc.	2,600	95,602
*	Maxwell Technologies, Inc.	3,600	49,140
*	McAfee, Inc.	10,100	366,125
*	MEMC Electronic Materials, Inc.	2,600	178,516
*	Mentor Graphics Corp.	8,283	96,497

40

*	Mercury Computer Systems, Inc.	1,300	11,531
*	Merix Corp.	800	2,000
*	Metavante Technologies, Inc.	466	11,864
	Methode Electronics, Inc.	5,477	62,657
	Micrel, Inc.	3,668	35,213
#	Microchip Technology, Inc.	4,025	148,281
*	Micron Technology, Inc.	26,300	212,241
*	Micros Systems, Inc.	4,200	138,474
*	Microsemi Corp.	7,400	202,760
	Microsoft Corp.	44,200	1,251,744
*	MicroStrategy, Inc.	800	63,688
*	Microtune, Inc.	2,100	8,778
*	MIPS Technologies, Inc.	400	1,528
*	Moldflow Corp.	1,581	34,782
	Molex, Inc.	300	8,352
	Molex, Inc. Class A	2,800	74,060
	MoneyGram International, Inc.	500	680
*	Monolithic Power Systems	2,684	65,033
*	MoSys, Inc.	1,000	5,000
	Motorola, Inc.	84,700	790,251
*	MPS Group, Inc.	1,600	18,368
*	MSC. Software Corp.	8,752	108,262
	MTS Systems Corp.	1,700	64,328
* #	Multi-Fineline Electronix, Inc.	3,200	64,160
*	Nanometrics, Inc.	3,257	25,698
*	Napco Security Systems, Inc.	3,632	16,707
	National Instruments Corp.	1,500	47,640
	National Semiconductor Corp.	4,700	98,935
*	NCI, Inc.	200	4,200
*	NCR Corp.	8,800	232,848
*	NetApp, Inc.	6,000	146,280
*	NETGEAR, Inc.	5,200	98,748
* #	Netlogic Microsystems, Inc.	2,000	75,520
*	NetScout Systems, Inc.	5,029	63,919
* #	Network Equipment Technologies, Inc.	4,300	21,027
	NIC, Inc.	4,833	39,437
*	Novatel Wireless, Inc.	300	3,093
*	Novell, Inc.	62,149	440,015
* #	Novellus Systems, Inc.	10,200	243,678
*	Nu Horizons Electronics Corp.	3,467	19,935
*	Nuance Communications, Inc.	4,600	90,712
*	Nvidia Corp.	300	7,410
*	Omniture, Inc.	3,600	88,740
* #	OmniVision Technologies, Inc.	6,300	102,060
*	ON Semiconductor Corp.	13,805	136,531
*	Online Resources Corp.	5,300	51,410
*	Oplink Communications, Inc.	3,800	42,104
*	OPNET Technologies, Inc.	4,232	39,992
*	Optical Cable Corp.	889	5,610
*	Oracle Corp.	34,200	781,128
*	Orthovita, Inc.	12,259	30,648
*	OSI Systems, Inc.	300	7,563
*	OYO Geospace Corp.	500	28,210
*	Packeteer, Inc.	1,268	9,003
* #	Palm, Inc.	9,600	58,176

41

*	PAR Technology Corp.	2,700	25,380
*	Parametric Technology Corp.	6,515	122,352
	Park Electrochemical Corp.	3,100	91,605
* #	Parkervision, Inc.	200	2,232
	Paychex, Inc.	2,600	89,830
*	PC Connection, Inc.	3,100	33,759
	PC-Tel, Inc.	2,937	29,047
*	PDF Solutions, Inc.	800	4,512
	Pegasystems, Inc.	1,900	23,408
*	Perficient, Inc.	2,700	28,647
*	Performance Technologies, Inc.	2,369	13,124
*	Pericom Semiconductor Corp.	4,800	89,952
*	Perot Systems Corp.	11,600	191,632
*	Pervasive Software, Inc.	1,100	5,137
*	Phoenix Technologies, Ltd.	5,100	54,570
*	Photon Dynamics, Inc. (719364101)	500	6,360
*	Photon Dynamics, Inc. (719427106)	2,125	21,293
*	Photronics, Inc.	8,957	80,434
*	Planar Systems, Inc.	1,000	3,320
	Plantronics, Inc.	3,300	80,157
*	PLATO Learning, Inc.	3,200	8,416
*	Plexus Corp.	8,900	251,247
*	PLX Technology, Inc.	2,600	21,736
*	PMC-Sierra, Inc.	12,600	107,226
*	Polycom, Inc.	10,100	251,692
*	Power Integrations, Inc.	4,060	132,478
*	Powerwave Technologies, Inc.	4,200	16,926
*	Presstek, Inc.	4,500	28,080
*	Progress Software Corp.	4,200	130,788
	QAD, Inc.	2,992	22,919
*	QLogic Corp.	11,800	186,322
	QUALCOMM, Inc.	17,300	839,742
*	Quantum Corp.	16,900	28,899
*	QuickLogic Corp.	4,220	8,651
*	Rackable Systems, Inc.	3,700	50,542
*	Radiant Systems, Inc.	3,850	52,206
*	RadiSys Corp.	2,643	26,509
*	RAE Systems, Inc.	2,700	3,834
*	Rambus, Inc.	5,000	103,300
*	Ramtron International Corp.	3,787	17,004
*	RealNetworks, Inc.	18,300	133,590
*	Red Hat, Inc.	12,900	314,244
	Relm Wireless Corp.	700	1,120
	Renaissance Learning, Inc.	1,600	23,920
*	RF Micro Devices, Inc.	15,900	63,600
*	RF Monolithics, Inc.	400	880
	Richardson Electronics, Ltd.	2,797	15,803
*	RightNow Technologies, Inc.	1,800	26,748
*	Rimage Corp.	400	7,072
*	Rofin-Sinar Technologies, Inc.	5,200	184,028
*	Rogers Corp.	1,500	58,785
*	Rudolph Technologies, Inc.	5,494	55,270
*	S1 Corp.	11,900	77,826
*	Saba Software, Inc.	3,200	12,224
*	Safeguard Scientifics, Inc.	3,200	4,416

42

*	Salesforce.com, Inc.	2,355	170,290
*	Sandisk Corp.	10,600	300,086
*	Sapient Corp.	17,200	113,520
*	ScanSource, Inc.	2,900	86,884
*	Scientific Learning Corp.	1,102	4,937
*	SCM Microsystems, Inc.	826	2,453
*	Seachange International, Inc.	5,500	43,230
*	Secure Computing Corp.	9,400	50,102
*	Semitool, Inc.	6,802	57,069
*	Semtech Corp.	11,700	204,984
*	SI International, Inc.	2,820	69,090
* #	Sigma Designs, Inc.	300	5,550
*	Silicon Image, Inc.	10,712	75,305
*	Silicon Laboratories, Inc.	7,800	287,430
*	Silicon Storage Technology, Inc.	20,731	67,376
* #	SiRF Technology Holdings, Inc.	3,200	23,264
*	Skyworks Solutions, Inc.	29,594	305,706
*	SM&A	1,100	5,478
* #	Smith Micro Software, Inc.	6,300	53,172
	Soapstone Networks, Inc.	2,506	13,357
*	Sonic Solutions, Inc.	1,500	14,400
*	SonicWALL, Inc.	11,800	94,400
* #	Sonus Networks, Inc.	8,200	35,178
*	Spectrum Control, Inc.	1,500	13,665
*	SPSS, Inc.	1,700	66,929
*	SRA International, Inc.	8,200	193,356
*	SRS Labs, Inc.	3,500	24,360
*	Standard Microsystems Corp.	3,084	100,538
	StarTek, Inc.	3,000	25,950
*	STEC, Inc.	1,600	20,400
*	Stratasys, Inc.	400	8,708
*	SumTotal Systems, Inc.	5,197	24,166
* #	Sun Microsystems, Inc.	31,300	405,335
* #	SunPower Corp. Class A	200	16,380
*	Supertex, Inc.	1,100	27,830
*	SupportSoft, Inc.	5,650	21,075
*	Sybase, Inc.	8,900	284,978
*	Sycamore Networks, Inc.	32,828	111,287
*	Sykes Enterprises, Inc.	4,725	97,855
*	Symantec Corp.	35,177	764,396
*	Symmetricom, Inc.	9,613	40,471
* #	Synaptics, Inc.	2,600	111,202
* #	Synchronoss Technologies, Inc.	300	3,987
*	SYNNEX Corp.	6,300	156,555
*	Synopsys, Inc.	16,900	445,315
	Syntel, Inc.	400	13,080
*	Take-Two Interactive Software, Inc.	2,300	62,261
*	Tech Data Corp.	10,400	380,536
	Technitrol, Inc.	5,600	111,720
*	TechTeam Global, Inc.	1,696	16,875
*	Techwell, Inc.	3,900	51,558
*	Tekelec	12,900	216,591
*	TeleCommunication Systems, Inc.	5,100	26,877
*	Tellabs, Inc.	56,913	309,607
*	Telular Corp.	520	1,888

43

*	Teradata Corp.	4,700	126,947
*	Teradyne, Inc.	30,800	423,192
* #	Terremark Worldwide, Inc.	8,000	50,400
*	Tessco Technologies, Inc.	1,100	13,992
*	Tessera Technologies, Inc.	1,000	21,070
	Texas Instruments, Inc.	14,300	464,464
*	The Knot, Inc.	1,200	13,932
	TheStreet.com, Inc.	4,846	37,411
*	THQ, Inc.	2,900	62,205
*	TIBCO Software, Inc.	11,000	84,920
*	TNS, Inc.	1,900	47,557
	Total System Services, Inc.	3,404	83,466
*	Transact Technologies, Inc.	800	6,792
*	Trimble Navigation, Ltd.	11,400	454,176
*	Triquint Semiconductor, Inc.	26,146	174,132
*	TTM Technologies, Inc.	6,800	99,008
*	Tyler Technologies, Inc.	3,400	53,584
*	Ultimate Software Group, Inc.	1,000	37,830
*	Ultra Clean Holdings, Inc.	3,100	32,333
*	Ultratech, Inc.	3,100	49,631
*	Unica Corp.	69	580
*	Unisys Corp.	1,000	5,060
	United Online, Inc.	9,005	110,131
* #	Universal Display Corp.	2,800	42,588
* #	UTStarcom, Inc.	23,042	110,602
*	ValueClick, Inc.	11,300	227,243
*	Varian Semiconductor Equipment Associates, Inc.	3,800	144,514
*	Veeco Instruments, Inc.	1,800	34,614
*	VeriFone Holdings, Inc.	1,100	16,148
*	VeriSign, Inc.	2,300	92,092
*	Viasat, Inc.	5,500	118,470
*	Video Display Corp.	500	3,875
*	Virage Logic Corp.	2,100	13,902
*	Vishay Intertechnology, Inc.	16,400	165,312
*	Vocus, Inc.	700	22,239
* #	Volterra Semiconductor Corp.	2,500	39,750
* #	Vyyo, Inc.	100	20
	Wayside Technology Group, Inc.	200	1,910
*	Websense, Inc.	6,200	109,058
*	Website Pros, Inc.	4,000	32,840
*	Westell Technologies, Inc.	1,000	1,420
*	Western Digital Corp.	3,400	127,602
*	Wind River Systems, Inc.	11,300	122,266
*	Wizzard Software Corp.	9,500	20,425
*	WPCS International, Inc.	500	3,545
*	Wright Express Corp.	1,800	57,564
	Xerox Corp.	39,040	530,163
	Xilinx, Inc.	5,800	157,760
* #	X-Rite, Inc.	4,100	7,216
*	Yahoo!, Inc.	9,900	264,924
*	Zebra Technologies Corp. Class A	9,900	372,240
*	Zix Corp.	6,900	17,802
*	Zones, Inc.	2,100	17,220
*	Zoran Corp.	5,339	78,110
*	Zygo Corp.	3,700	44,289
Total Information Technology			60,189,135

44

Materials — (5.7%)
	A.M. Castle & Co.	3,200	105,056
*	AEP Industries, Inc.	1,000	26,200
	Air Products & Chemicals, Inc.	3,700	377,104
	AK Steel Holding Corp.	600	42,600
	Albemarle Corp.	6,300	280,161
	Alcoa, Inc.	42,370	1,719,798
	Allegheny Technologies, Inc.	7,800	585,000
	AMCOL International Corp.	1,800	55,548
*	American Pacific Corp.	1,080	18,306
#	American Vanguard Corp.	3,600	48,132
*	Amerigon, Inc.	1,200	14,904
	Aptargroup, Inc.	6,900	308,568
	Arch Chemicals, Inc.	3,800	144,514
*	Arrowhead Research Corp.	4,100	10,127
	Ashland, Inc.	7,700	413,259
	Balchem Corp.	2,757	68,153
	Ball Corp.	2,200	119,460
* #	Basin Water, Inc.	1,100	5,368
	Bemis Co., Inc.	14,200	377,720
*	Brush Engineered Materials, Inc.	1,800	60,138
	Cabot Corp.	9,300	297,972
#	Calgon Carbon Corp.	5,600	99,232
*	Caraustar Industries, Inc.	690	1,587
	Carpenter Technology Corp.	7,500	414,000
	Celanese Corp. Class A	600	29,220
*	Century Aluminum Co.	2,300	167,900
	CF Industries Holdings, Inc.	400	54,760
	Chemtura Corp.	45,800	399,834
	Cleveland-Cliffs, Inc.	2,000	213,400
* #	Coeur d’Alene Mines Corp.	75,700	236,941
	Commercial Metals Co.	10,900	398,940
	Compass Minerals International, Inc.	1,700	124,100
*	Core Molding Technologies, Inc.	1,000	7,350
*	Crown Holdings, Inc.	1,700	49,045
	Cytec Industries, Inc.	4,500	284,220
	Deltic Timber Corp.	1,600	86,240
	Dow Chemical Co.	36,800	1,486,720
	duPont (E.I.) de Nemours & Co., Inc.	8,200	392,862
	Eagle Materials, Inc.	5,600	200,760
	Eastman Chemical Co.	4,900	375,389
	Ecolab, Inc.	6,700	300,361
	Empire Resources, Inc.	1,400	6,804
	Ferro Corp.	6,800	131,648
* #	Flotek Industries, Inc.	200	3,426
	FMC Corp.	300	22,194
	Freeport-McMoRan Copper & Gold, Inc. Class B	5,800	671,118
#	General Maritime Corp.	3,200	90,336
*	General Moly, Inc.	5,900	52,215
	Gibraltar Industries, Inc.	1,700	27,421
	Glatfelter Co.	8,785	136,870
*	Graphic Packaging Holding Co.	62,200	184,734
	Greif, Inc. Class A	2,400	160,896

45

*	H&E Equipment Services, Inc.	5,777	81,167
	H.B. Fuller Co.	8,400	208,908
*	Haynes International, Inc.	1,000	68,330
* #	Headwaters, Inc.	8,000	86,960
* #	Hecla Mining Co.	17,400	156,948
	Hercules, Inc.	11,500	237,245
*	ICO, Inc.	1,000	7,040
	International Flavors & Fragrances, Inc.	1,800	75,528
	International Paper Co.	24,300	661,446
*	Ion Geophysical Corp.	10,200	167,178
	Kaiser Aluminum Corp.	2,700	173,205
	KMG Chemicals, Inc.	300	3,291
	Koppers Holdings, Inc.	2,300	99,314
	Kronos Worldwide, Inc.	300	6,657
*	Landec Corp.	1,200	9,612
	Louisiana-Pacific Corp.	13,880	168,503
* #	LSB Industries, Inc.	600	10,944
	Lubrizol Corp.	3,300	185,130
#	Martin Marietta Materials, Inc.	200	23,338
*	Material Sciences Corp.	228	1,758
	MeadWestavco Corp.	15,800	406,534
*	Metalico, Inc.	4,300	68,370
	Minerals Technologies, Inc.	2,900	201,869
*	Mines Management, Inc.	4,049	14,374
	Monsanto Co.	6,300	802,620
	Nalco Holding Co.	14,800	359,936
	Neenah Paper, Inc.	2,700	57,375
	NewMarket Corp.	200	15,654
	Newmont Mining Corp.	9,300	442,029
	NL Industries, Inc.	2,200	25,300
	NN, Inc.	300	3,903
*	Northwest Pipe Co.	155	7,283
	Nucor Corp.	4,900	366,520
	Olin Corp.	10,500	236,250
	Olympic Steel, Inc.	400	25,992
*	OM Group, Inc.	5,500	239,140
*	OMNOVA Solutions, Inc.	2,300	8,303
*	Owens-Illinois, Inc.	300	17,166
	Packaging Corp. of America	11,800	307,272
*	Pactiv Corp.	13,200	325,116
*	Patriot Coal Corp.	20	2,163
	Penford Corp.	1,200	26,148
*	Peoplesupport, Inc.	400	3,700
*	PolyOne Corp.	15,500	119,970
	PPG Industries, Inc.	7,200	453,816
	Praxair, Inc.	2,500	237,650
	Quaker Chemical Corp.	2,100	67,137
	Reliance Steel & Aluminum Co.	300	20,391
	Rock-Tenn Co. Class A	2,500	89,225
*	Rockwood Holdings, Inc.	11,400	418,608
#	Rohm & Haas Co.	17,600	950,048
*	Rosetta Resources, Inc.	7,900	212,747
	Royal Gold, Inc.	5,700	175,218
	RPM International, Inc.	16,800	412,104
*	RTI International Metals, Inc.	2,400	103,392

46

	Schnitzer Steel Industries, Inc. Class A	400	40,056
	Schweitzer-Maudoit International, Inc.	2,500	51,000
	Scotts Miracle-Gro Co. Class A	1,600	45,120
	Sealed Air Corp.	8,400	204,624
	Sensient Technologies Corp.	8,800	276,760
	Sigma-Aldrich Corp.	200	11,752
	Silgan Holdings, Inc.	2,200	125,906
*	Smurfit-Stone Container Corp.	37,044	249,306
*	Solitario Resources Corp.	1,000	5,110
	Sonoco Products Co.	10,100	349,662
#	Southern Copper Corp.	2,300	253,529
	Steel Dynamics, Inc.	3,200	115,520
	Stepan Co.	900	36,801
*	Stillwater Mining Co.	17,600	252,560
*	Symyx Technologies, Inc.	4,400	33,792
	Temple-Inland, Inc.	3,200	46,624
	Terra Industries, Inc.	3,300	143,979
	Texas Industries, Inc.	3,900	284,310
*	The Mosaic Co.	5,400	676,728
#	Titanium Metals Corp.	1,800	31,320
*	U.S. Concrete, Inc.	6,658	34,955
*	U.S. Gold Corp.	3,300	7,128
*	United States Lime & Minerals, Inc.	800	29,800
	United States Steel Corp.	2,300	397,233
*	Universal Stainless & Alloy Products, Inc.	900	35,514
	Valhi, Inc.	4,300	134,332
	Valspar Corp.	16,700	376,752
#	Vulcan Materials Co.	9,000	692,370
*	W.R. Grace & Co.	6,900	186,852
	Wausau Paper Corp.	7,100	67,450
	Westlake Chemical Corp.	1,000	17,350
	Weyerhaeuser Co.	9,800	610,834
	Worthington Industries, Inc.	9,900	197,406
* #	Zoltek Companies, Inc.	3,000	90,690
Total Materials			27,657,561

Telecommunication Services — (1.8%)
#	Alaska Communications Systems Group, Inc.	4,300	55,642
*	American Tower Corp.	4,900	224,028
	Arbinet-thexchange, Inc.	3,756	14,273
	AT&T, Inc.	52,000	2,074,800
*	Cbeyond, Inc.	1,200	22,260
*	Centennial Communications Corp.	6,600	49,962
	CenturyTel, Inc.	14,600	516,986
*	Cincinnati Bell, Inc.	21,400	90,094
	Citizens Communications Co.	11,300	131,758
*	Clear Channel Outdoor Holdings, Inc.	200	4,114
* #	Cogent Communications Group, Inc.	1,900	31,255
	Consolidated Communications Holdings, Inc.	900	13,500
*	Crown Castle International Corp.	3,000	127,470
	D&E Communications, Inc.	1,800	17,334
	Embarq Corp.	3,355	158,759
	FairPoint Communications, Inc.	5,286	47,574
* #	FiberTower Corp.	155	237
*	General Communications, Inc. Class A	7,906	58,188

47

	Hickory Tech Corp.	2,660	22,530
* #	ICO Global Communications (Holdings), Ltd.	3,278	14,751
	IDT Corp. Class B	2,700	9,639
	Iowa Telecommunications Services, Inc.	3,500	67,270
*	LCC International, Inc. Class A	600	756
*	NeuStar, Inc.	500	11,695
* #	Nextwave Wireless, Inc.	13,700	73,569
*	NII Holdings, Inc.	400	20,080
*	Occam Networks, Inc.	3,500	14,945
*	PAETEC Holding Corp.	6,300	55,692
*	Premiere Global Services, Inc.	8,400	127,260
#	Qwest Communications International, Inc.	36,900	178,965
	Regal Entertainment Group	8,000	140,560
*	SBA Communications Corp.	3,400	126,548
	Shenandoah Telecommunications Co.	400	6,552
	Sprint Nextel Corp.	39,900	373,464
*	Syniverse Holdings, Inc.	10,700	230,692
	Telephone & Data Systems, Inc.	4,000	190,680
	Telephone & Data Systems, Inc. Special Shares	1,000	43,900
* #	Terrestar Corp.	3,200	15,520
*	Time Warner Telecom, Inc.	6,200	115,940
*	United States Cellular Corp.	3,300	206,679
*	USA Mobility, Inc.	200	1,570
	Verizon Communications, Inc.	78,830	3,032,590
	Windstream Corp.	3,100	41,354
*	Xeta Corp.	700	2,240
Total Telecommunication Services			8,763,675

Utilities — (2.8%)
*	AES Corp.	4,000	77,920
	AGL Resources, Inc.	2,200	78,540
	Allegheny Energy, Inc.	4,000	219,000
	ALLETE, Inc.	2,000	88,840
	Alliant Energy Corp.	1,500	56,310
	Ameren Corp.	3,100	140,895
	American Electric Power Co., Inc.	2,900	122,757
	American States Water Co.	1,000	33,750
	Aqua America, Inc.	5,500	93,940
	Artesian Resources Corp. Class A	1,003	18,415
	Atmos Energy Corp.	1,400	38,346
	Avista Corp.	6,100	129,503
	Black Hills Corp.	4,100	144,484
*	Cadiz, Inc.	900	15,111
	California Water Service Group	1,500	54,660
	CenterPoint Energy, Inc.	4,900	83,006
	Central Vermont Public Service Corp.	1,300	26,442
	CH Energy Group, Inc.	1,700	64,396
	Chesapeake Utilities Corp.	1,000	27,770
	Cleco Corp.	6,100	152,378
	CMS Energy Corp.	14,300	222,937
	Connecticut Water Services, Inc.	1,179	28,603
	Consolidated Edison, Inc.	3,100	128,030
	Constellation Energy Group	2,200	189,706
	Delta Natural Gas Co., Inc.	200	5,906
	Dominion Resources, Inc.	400	18,520

48

	DPL, Inc.	7,200	204,624
	DTE Energy Co.	2,400	106,176
	Duke Energy Corp.	10,100	186,648
*	Dynegy, Inc.	8,100	76,302
	Edison International	2,600	138,398
*	El Paso Electric Co.	4,600	99,406
	Empire District Electric Co.	3,400	69,972
	Energen Corp.	200	14,990
	Energy West, Inc.	400	4,360
	EnergySouth, Inc.	725	39,295
	Entergy Corp.	1,500	181,155
	Equitable Resources, Inc.	1,300	91,299
	Exelon Corp.	9,200	809,600
	FirstEnergy Corp.	3,900	306,969
	Florida Public Utilities Co.	500	6,000
	FPL Group, Inc.	3,600	243,072
	Great Plains Energy, Inc.	5,500	144,265
	Hawaiian Electric Industries, Inc.	3,200	84,416
	IDACORP, Inc.	2,600	79,716
	Integrys Energy Group, Inc.	1,600	82,160
	ITC Holdings Corp.	3,700	201,909
	Laclede Group, Inc.	1,800	72,000
	MDU Resources Group, Inc.	2,000	66,060
	MGE Energy, Inc.	1,500	51,525
	Middlesex Water Co.	1,586	29,246
*	Mirant Corp.	4,600	186,852
	National Fuel Gas Co.	1,800	108,558
	New Jersey Resources Corp.	2,800	93,268
	Nicor, Inc.	4,300	175,569
	NiSource, Inc.	3,100	56,079
	Northeast Utilities, Inc.	3,900	101,829
	Northwest Natural Gas Co.	2,800	127,652
	NorthWestern Corp.	3,700	98,087
*	NRG Energy, Inc.	15,200	632,168
	NSTAR	6,800	228,004
	OGE Energy Corp.	900	30,195
	Oneok, Inc.	1,100	55,066
	Ormat Technologies, Inc.	3,700	185,407
	Otter Tail Corp.	2,100	78,834
	Pepco Holdings, Inc.	5,100	137,904
	PG&E Corp.	2,900	114,811
#	Piedmont Natural Gas Co.	2,100	56,763
	Pinnacle West Capital Corp.	7,400	249,972
	PNM Resources, Inc.	4,500	66,825
	Portland General Electric Co.	5,200	121,732
	PPL Corp.	4,700	241,157
	Progress Energy, Inc.	2,800	119,728
	Public Service Enterprise Group, Inc.	21,115	934,550
	Puget Energy, Inc.	700	19,593
	Questar Corp.	9,300	597,246
*	Reliant Energy, Inc.	24,500	626,220
	SCANA Corp.	1,300	52,182
	Sempra Energy	1,300	75,153
	Sierra Pacific Resources	14,900	202,193
	SJW Corp.	2,300	71,438

49

South Jersey Industries, Inc.	1,900	72,675
Southern Co.	10,700	387,340
Southern Union Co.	7,200	191,520
Southwest Gas Corp.	4,100	127,838
Southwest Water Co.	2,300	23,690
# TECO Energy, Inc.	13,400	272,958
UGI Corp.	1,700	45,866
UIL Holdings Corp.	2,800	90,720
Unisource Energy Corp.	2,000	67,820
Vectren Corp.	2,200	64,900
Westar Energy, Inc.	6,300	151,200
WGL Holdings, Inc.	3,000	104,670
Wisconsin Energy Corp.	2,900	139,316
Xcel Energy, Inc.	2,000	42,620
York Water Co.	1,180	17,299
Total Utilities		13,295,195

TOTAL COMMON STOCKS		450,198,981

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
* Inverness Medical Innovations, Inc. Series B	195	50,505

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	966	—

TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,923,346	5,923,346

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.9%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $42,993,486 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/36 to 02/01/38 & FNMA 5.994%(r), 10/01/37 & 6.439%(r), 08/01/30, valued at $25,927,080) to be repurchased at $25,176,852	$25,172	25,171,922

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $4,556,417 FNMA 5.000%, 04/01/38 & 5.500%, 03/01/35, valued at $3,257,564) to be repurchased at $3,160,958	3,160	3,160,363

TOTAL SECURITIES LENDING COLLATERAL		28,332,285

TOTAL INVESTMENTS - (100.0%) (Cost $480,546,736)		$484,505,117

See accompanying Notes to Financial Statements.

50

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.2%)
Real Estate Investment Trusts — (83.2%)
	Acadia Realty Trust	316,200	$7,822,788
	Agree Realty Corp.	78,700	2,050,922
* #	Alexander’s, Inc.	48,900	16,870,500
#	Alexandria Real Estate Equities, Inc.	316,750	33,037,025
#	AMB Property Corp.	973,065	57,352,451
#	American Campus Communites, Inc.	267,986	8,152,134
	American Land Lease, Inc.	79,428	1,552,023
# ●	AmeriVest Properties, Inc.	188,600	75,440
#	Apartment Investment & Management Co. Class A	939,087	37,159,673
	Ashford Hospitality Trust	1,205,957	7,404,576
#	Associated Estates Realty Corp.	164,021	1,922,326
#	AvalonBay Communities, Inc.	754,956	76,401,547
	BioMed Realty Trust, Inc.	643,252	16,904,663
#	Boston Properties, Inc.	1,136,764	111,107,313
	Brandywine Realty Trust	855,320	16,054,356
#	BRE Properties, Inc. Class A	500,915	24,274,341
#	Camden Property Trust	517,709	25,502,345
	CBL & Associates Properties, Inc.	645,646	16,986,946
	Cedar Shopping Centers, Inc.	428,591	5,228,810
	Cogdell Spencer, Inc.	112,792	2,002,058
#	Colonial Properties Trust	465,001	11,183,274
#	Commercial Net Lease Realty	712,704	16,185,508
	Corporate Office Properties Trust	465,400	17,643,314
#	Cousins Properties, Inc.	503,784	13,335,162
	DCT Industrial Trust, Inc.	1,234,378	12,035,186
#	Developers Diversified Realty Corp.	1,173,594	46,568,210
	DiamondRock Hospitality Co.	930,768	12,760,829
#	Digital Realty Trust, Inc.	636,217	26,911,979
#	Douglas Emmett, Inc.	1,104,088	27,050,156
#	Duke Realty Corp.	1,430,536	36,736,164
*	DuPont Fabros Technology, Inc.	245,645	4,971,855
	EastGroup Properties, Inc.	233,863	11,115,508
	Education Realty Trust, Inc.	279,371	3,645,792
#	Entertainment Properties Trust	274,379	15,104,564
#	Equity Lifestyle Properties, Inc.	239,657	11,908,556
#	Equity One, Inc.	726,176	16,854,545
#	Equity Residential	2,563,239	108,399,377
#	Essex Property Trust, Inc.	247,400	29,556,878
	Extra Space Storage, Inc.	641,594	10,682,540
#	Federal Realty Investment Trust	577,252	46,538,056
	FelCor Lodging Trust, Inc.	613,501	9,116,625
* #	Feldman Mall Properties, Inc.	130,464	216,570
#	First Industrial Realty Trust, Inc.	428,096	13,412,248

1

	First Potomac Realty Trust	238,269	4,155,411
#	General Growth Properties, Inc.	2,391,809	99,403,582
#	Glimcher Realty Trust	372,100	4,818,695
	GMH Communities Trust	415,100	3,046,834
*	Golf Trust of America, Inc.	67,000	107,200
	HCP, Inc.	1,442,103	49,406,449
#	Health Care REIT, Inc.	646,027	31,203,104
#	Healthcare Realty Trust, Inc.	370,360	9,833,058
	Hersha Hospitality Trust	404,840	3,850,028
	Highwood Properties, Inc.	417,300	15,022,800
*	HMG Courtland Properties, Inc.	2,600	21,580
#	Home Properties, Inc.	322,970	16,536,064
	Hospitality Properties Trust	922,519	28,598,089
	Host Marriott Corp.	5,143,768	88,421,372
	HRPT Properties Trust	2,214,959	17,254,531
#	Inland Real Estate Corp.	643,990	10,110,643
#	Kilroy Realty Corp.	323,193	17,620,482
#	Kimco Realty Corp.	2,475,170	97,397,940
	Kite Realty Group Trust	284,720	3,957,608
	Lasalle Hotel Properties	394,100	12,934,362
#	Lexington Realty Trust	601,112	9,371,336
#	Liberty Property Trust	904,453	32,108,082
	Mack-Cali Realty Corp.	645,131	24,927,862
#	Maguire Properties, Inc.	477,700	7,504,667
* ●	Malan Realty Investors, Inc.	19,100	—
	Maxus Realty Trust, Inc.	6,885	78,868
#	Medical Properties Trust, Inc.	472,375	5,767,699
	MHI Hospitality Corp.	47,958	304,533
	Mid-America Apartment Communities, Inc.	251,100	14,056,578
	Mission West Properties, Inc.	195,659	2,295,080
	Monmouth Real Estate Investment Corp. Class A	211,105	1,488,290
#	Nationwide Health Properties, Inc.	695,224	23,727,995
	Omega Healthcare Investors, Inc.	503,700	8,975,934
	One Liberty Properties, Inc.	102,800	1,717,788
	Parkway Properties, Inc.	154,100	5,858,882
#	Pennsylvania REIT	388,503	10,431,306
#	Post Properties, Inc.	429,266	15,243,236
#	ProLogis	2,456,890	152,155,198
	PS Business Parks, Inc.	200,525	11,530,188
#	Public Storage	1,623,966	143,120,124
	Ramco-Gershenson Properties Trust	186,009	4,157,301
#	Realty Income Corp.	995,148	24,381,126
#	Regency Centers Corp.	683,682	45,458,016
*	Roberts Realty Investors, Inc.	26,400	179,520
#	Saul Centers, Inc.	174,655	8,806,105
	Senior Housing Properties Trust	895,730	19,894,163
#	Simon Property Group, Inc.	2,124,732	211,113,372
#	SL Green Realty Corp.	580,309	57,856,807
#	Sovran Self Storage, Inc.	217,765	9,623,035
	Strategic Hotel Capital, Inc.	731,022	10,051,553
#	Sun Communities, Inc.	178,369	3,576,298
#	Sunstone Hotel Investors, Inc.	586,299	11,286,256
	Supertel Hospitality, Inc.	202,673	1,118,755
#	Tanger Factory Outlet Centers, Inc.	307,900	11,774,096
	Taubman Centers, Inc.	517,061	27,792,029

2

	The Macerich Co.	707,066	50,576,431
#	UDR, Inc.	1,313,231	32,489,335
	UMH Properties, Inc.	105,668	959,465
	Universal Health Realty Income Trust	86,500	2,950,515
	Urstadt Biddle Properties, Inc.	76,590	1,351,814
	Urstadt Biddle Properties, Inc. Class A	184,238	3,187,317
	U-Store-It Trust	567,149	7,208,464
#	Ventas, Inc.	942,328	44,911,352
#	Vornado Realty Trust	1,454,980	142,195,195
#	Washington REIT	459,824	15,491,471
#	Weingarten Realty Investors	838,057	28,912,967
#	Winthrop Realty Trust	715,668	3,163,253
Total Real Estate Investment Trusts			2,734,624,622

TOTAL COMMON STOCKS			2,734,624,622

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (16.8%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $673,084,617 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 05/01/12 to 11/01/47, valued at $504,976,414) to be repurchased at $490,364,374	$490,268	490,268,363

@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,476,785 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 05/01/28 to 05/01/38, valued at $62,682,240) to be repurchased at $60,867,384	60,856	60,855,923

TOTAL SECURITIES LENDING COLLATERAL			551,124,286

TOTAL INVESTMENTS - (100.0%)
(Cost $2,795,878,957)			$3,285,748,908

See accompanying Notes to Financial Statements.

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
	AGL Energy, Ltd.	52,915	$729,501
	Alumina, Ltd.	142,722	779,466
	Amcor, Ltd.	105,627	615,462
	Amcor, Ltd. Sponsored ADR	1,068	24,805
	AMP, Ltd.	268,504	1,886,089
#	APN News & Media, Ltd.	49,644	191,797
*	Aquila Resources, Ltd.	37,584	584,793
#	Aristocrat Leisure, Ltd.	52,071	371,381
	Asciano Group	65,734	273,658
	ASX, Ltd.	23,133	761,433
*	Austar United Communications, Ltd.	123,370	159,444
	Australia & New Zealand Banking Group, Ltd.	259,190	5,379,075
	AXA Asia Pacific Holdings, Ltd.	128,218	648,103
#	Babcock & Brown Infrastructure Group	348,578	348,434
#	Babcock & Brown, Ltd.	28,265	337,622
#	Bank of Queensland, Ltd.	10,265	156,415
#	Bendigo Bank, Ltd.	31,126	420,546
#	BHP Billiton, Ltd.	360,962	15,176,199
	BHP Billiton, Ltd. Sponsored ADR	47,000	3,963,980
#	Billabong International, Ltd.	17,806	205,863
	BlueScope Steel, Ltd.	87,803	953,672
*	Boart Longyear Group	247,222	489,770
	Boral, Ltd.	73,541	424,135
	Brambles, Ltd.	177,043	1,389,641
	Caltex Australia, Ltd.	21,604	308,936
	Coca-Cola Amatil, Ltd.	59,675	461,515
	Cochlear, Ltd.	8,260	428,044
	Commonwealth Bank of Australia	192,579	7,799,930
	Computershare, Ltd.	51,406	469,432
	ConnectEast Group	127,428	149,956
	Crown, Ltd.	65,742	661,930
	CSL, Ltd.	72,844	2,773,485
#	CSR, Ltd.	92,856	259,292
#	David Jones, Ltd.	38,983	136,572
	Downer EDI, Ltd.	26,492	182,609
#	Dyno Nobel, Ltd.	79,300	240,360
#	Fairfax Media, Ltd.	176,964	585,977
#	Flight Centre, Ltd.	7,603	138,240
*	Fortescue Metals Group, Ltd.	331,344	3,370,909
	Foster’s Group, Ltd.	255,550	1,343,764
	Goodman Fielder, Ltd.	110,302	184,701

1

	Harvey Norman Holdings, Ltd.	70,202	247,985
#	Incitec Pivot, Ltd.	6,960	1,159,089
	Insurance Australia Group, Ltd.	231,820	891,864
#	James Hardie Industries NL	43,241	225,645
#	Leighton Holdings, Ltd.	21,027	1,073,537
	Lend Lease Corp., Ltd.	41,599	484,549
# *	Lihir Gold, Ltd.	237,027	681,346
	Lion Nathan, Ltd.	63,050	582,384
	Macquarie Airports	77,250	214,366
#	Macquarie Communications Infrastructure Group	67,125	228,714
#	Macquarie Group, Ltd.	36,700	1,917,294
	Macquarie Infrastructure Group	100,969	289,727
#	Metcash, Ltd.	117,002	460,016
	Minara Resources, Ltd.	28,511	129,274
	Mirvac, Ltd.	119,493	376,367
	National Australia Bank, Ltd.	224,488	6,728,489
	New Hope Corp., Ltd.	134,165	658,653
	Newcrest Mining, Ltd.	60,020	1,827,777
	Nufarm, Ltd.	14,411	232,306
	Oil Search, Ltd.	98,725	580,576
	Onesteel, Ltd.	89,025	614,735
	Orica, Ltd.	45,367	1,314,503
	Origin Energy, Ltd.	102,625	1,531,845
#	Oxiana, Ltd.	215,764	637,836
# *	Paladin Energy, Ltd.	77,365	432,776
#	Perpetual Trustees Australia, Ltd.	3,869	190,656
	Primary Health Care, Ltd.	87,592	511,083
#	Publishing and Broadcasting, Ltd.	75,939	261,329
	Qantas Airways, Ltd.	125,048	415,260
	QBE Insurance Group, Ltd.	121,673	2,846,115
#	Ramsay Health Care, Ltd.	15,329	160,983
	Reece Australia, Ltd.	7,063	153,880
#	Rio Tinto, Ltd.	54,585	7,207,018
	Santos, Ltd.	75,968	1,533,424
#	Seven Network, Ltd.	19,868	171,063
	Sims Group, Ltd.	11,872	426,668
	Sonic Healthcare, Ltd.	40,263	554,881
#	St. George Bank, Ltd.	70,796	2,318,319
	Suncorp-Metway, Ltd.	130,334	1,799,959
	TABCORP Holdings, Ltd.	68,869	740,412
#	Tatts Group, Ltd.	116,126	291,137
	Telstra Corp., Ltd.	864,312	3,928,006
	Toll Holdings, Ltd.	67,493	487,423
#	Transfield Services, Ltd.	16,966	151,779
	Transurban Group	160,166	872,170
#	United Group, Ltd.	25,177	318,957
	Washington H. Soul Pattinson & Co., Ltd.	18,899	181,772
	Wesfarmers, Ltd. (6948836)	86,760	3,147,578
	Wesfarmers, Ltd. (B291502)	19,314	715,686
#	West Australian Newspapers Holdings, Ltd.	26,425	238,953
	Westpac Banking Corp.	212,892	5,292,528
	Westpac Banking Corp. Sponsored ADR	8,700	1,056,354

2

	Woodside Petroleum, Ltd.	72,630	4,521,981
	Woolworths, Ltd.	167,196	4,434,754
	WorleyParsons, Ltd.	16,683	595,891
	Zinifex, Ltd.	53,600	487,488

TOTAL — AUSTRALIA			125,302,096

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,108,323
	EVN AG	570	19,464
	Immofinanz Immobilien Anlagen AG	8,273	97,450
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	684,070
	OMV AG	22,352	1,839,946
	Raiffeisen International Bank-Holding AG	9,104	1,364,053
	Telekom Austria AG	52,467	1,251,193
	Telekom Austria AG ADR	2,400	114,353
	Uniqa Versicherungen AG	3,565	108,618
	Voestalpine AG	19,689	1,641,187
	Wiener Staedtische Versicherung AG	3,561	270,723
	Wienerberger AG	8,679	459,657

TOTAL — AUSTRIA			9,959,037

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	4,023	440,634
*	Belgacom SA	21,001	988,050
	Colruyt SA	2,571	651,330
*	Cumerio NV SA- Strip	55	—
#	Delhaize Group	4,997	375,858
	Delhaize Group Sponsored ADR	5,300	400,150
#	Dexia SA	75,790	1,786,500
#	Distrigaz	24	250,921
#	Fortis	293,685	7,184,204
	InBev NV	28,350	2,185,596
	KBC Groep NV	25,060	3,090,768
	Mobistar SA	3,728	306,193
#	Solvay SA	11,790	1,688,656
*	Suez SA Strip VVPR	11,992	186
	UCB SA (5596991)	13,359	538,569
#	UCB SA (5675588)	2,437	98,425
	Umicore	13,960	762,703
TOTAL COMMON STOCKS			20,748,743

RIGHTS/WARRANTS — (0.0%)
*	Umicore	275	8

TOTAL — BELGIUM			20,748,751

3

CANADA — (7.4%)
COMMON STOCKS — (7.4%)
	Addax Petroleum Corp.	11,700	606,431
	AGF Management, Ltd. Class B	9,151	209,526
	Agnico Eagle Mines, Ltd.	19,050	1,348,800
	Agrium, Inc.	21,900	1,912,283
	Alimentation Couche-Taro, Inc. Class B	14,900	218,191
	Astral Media, Inc. Class A	6,100	212,113
#	Bank of Montreal	88,696	4,353,567
#	Bank of Nova Scotia	137,927	6,906,067
	Barrick Gold Corp.	127,500	5,136,700
#	BCE, Inc.	35,250	1,243,471
*	Bombardier, Inc. Class B	180,500	1,435,135
#	Brookfield Asset Management, Inc. Series A	59,774	2,195,804
#	Brookfield Properties Corp.	20,137	403,713
	CAE, Inc.	40,155	531,844
	Cameco Corp.	47,300	1,927,037
#	Canadian Imperial Bank of Commerce	45,000	3,162,138
#	Canadian National Railway Co.	72,200	4,045,990
	Canadian National Resources, Ltd.	78,600	7,692,295
	Canadian Pacific Railway, Ltd.	20,200	1,475,560
	Canadian Tire Corp. Class A	12,200	735,487
	Canadian Utilities, Ltd. Class A	11,200	519,195
*	CGI Group, Inc.	45,000	484,149
*	Domtar Corp.	42,900	294,031
*	Duvernay Oil Corp.	10,600	602,651
*	Eldorado Gold Corp.	37,800	306,250
#	Emera, Inc.	4,200	95,489
	Empire Co., Ltd. Class A	2,600	103,362
#	Enbridge, Inc.	45,970	2,046,812
#	EnCana Corp.	108,800	9,801,417
	Ensign Energy Services, Inc.	13,500	301,495
*	Equinox Minerals, Ltd.	52,000	240,741
	Fairfax Financial Holdings, Inc.	2,100	578,155
	Finning International, Inc.	22,200	628,732
	First Quantum Minerals, Ltd.	8,400	659,758
	Fortis, Inc.	19,800	544,022
	George Weston, Ltd.	6,700	345,317
#	Gerdau Ameristeel Corp.	14,100	253,164
*	Gildan Activewear, Inc.	17,800	525,795
	Goldcorp, Inc.	104,320	4,196,528
#	Great West Lifeco, Inc.	39,400	1,246,318
*	HudBay Minerals, Inc.	17,100	301,178
#	Husky Energy, Inc.	36,500	1,831,612
	IAMGOLD Corp.	36,600	216,963
#	IGM Financial, Inc.	17,000	772,836
#	Imperial Oil, Ltd.	45,527	2,646,119
	Industrial Alliance Insurance & Financial Services, Inc.	11,000	397,444
	ING Canada, Inc.	13,600	530,531
	Inmet Mining Corp.	5,400	367,663
*	Ivanhoe Mines, Ltd.	28,900	266,720
	Jean Coutu Group PJC, Inc. Class A	16,500	154,272
	Kinross Gold Corp.	88,512	1,765,608
	Loblaw Companies, Ltd.	13,600	466,063

4

*	Lundin Mining Corp.	47,600	391,397
	Magna International, Inc. Class A	13,080	921,893
	Manitoba Telecom Services, Inc.	2,400	103,623
#	Manulife Financial Corp.	214,690	8,290,716
*	MDS, Inc.	15,179	285,217
#	Methanex Corp.	11,600	327,826
	Metro, Inc. Class A	12,400	346,816
#	National Bank of Canada	19,300	1,055,323
	Nexen, Inc.	68,603	2,638,205
	Niko Resources, Ltd.	5,400	500,978
*	Nortel Networks Corp.	65,860	537,565
	Nova Chemicals Corp.	6,300	170,688
*	Oilexco, Inc.	20,800	328,873
	Onex Corp.	11,800	400,578
*	OPTI Canada, Inc.	29,700	672,554
*	Pan Amer Silver Corp.	6,300	208,795
# *	Petrobank Energy & Resources, Ltd.	8,400	485,266
#	Petro-Canada	71,900	4,148,578
	Potash Corp. of Saskatchewan, Inc.	46,500	9,234,949
#	Power Corp. of Canada, Ltd.	46,200	1,562,784
#	Power Financial Corp.	32,900	1,179,446
*	Research In Motion, Ltd.	73,300	10,137,030
	Ritchie Brothers Auctioneers, Inc.	9,000	248,188
	Rogers Communications, Inc. Class B	71,900	3,162,268
#	Royal Bank of Canada	210,980	10,786,820
#	Saputo, Inc.	16,800	457,029
*	Saskatchewan Wheat Pool, Inc.	21,200	290,177
#	Shaw Communications, Inc. Class B	43,200	893,913
	ShawCor, Ltd.	6,000	209,360
	Sherritt International Corp.	22,600	345,960
	Shoppers Drug Mart Corp.	27,200	1,526,167
*	Silver Wheaton Corp.	33,400	485,066
*	Sino-Forest Corp.	14,900	311,916
	SNC-Lavalin Group, Inc.	19,100	1,094,751
#	Sun Life Financial, Inc.	73,300	3,411,962
	Suncor Energy, Inc.	133,958	9,142,202
#	Talisman Energy, Inc.	153,700	3,530,026
#	Teck Cominco Class B	64,934	3,213,370
	Telus Corp.	7,317	352,005
#	The Thomson Corp.	22,000	800,423
	Tim Hortons, Inc.	18,700	621,075
#	Toronto Dominion Bank	100,915	7,301,509
#	Transalta Corp.	29,300	1,062,479
#	TransCanada Corp.	76,941	3,032,417
	Trican Well Service, Ltd.	12,100	260,730
	TSX Group, Inc.	8,000	362,238
*	UTS Energy Corp.	41,100	231,643
	Yamana Gold, Inc.	72,244	1,116,815

TOTAL — CANADA			177,422,151

5

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	308	3,837,234
*	Alm. Brand A.S.	2,100	126,123
#	Carlsberg A.S. Series B	7,950	833,414
	Coloplast A.S.	3,540	312,110
#	D/S Norden A.S.	1,650	205,842
	Dampskibsselsk Torm A.S.	3,400	112,605
	Danisco A.S.	6,350	493,917
	Danske Bank A.S.	77,256	2,648,936
#	De Sammenslut Vogmaend	27,800	711,204
	East Asiatic Co., Ltd. A.S.	2,525	188,075
	FLSmidth & Co. A.S.	6,800	814,833
*	Genmab A.S.	4,000	214,044
# *	GN Great Nordic A.S.	21,220	141,521
	H. Lundbeck A.S.	9,602	235,108
*	Jyske Bank A.S.	7,260	484,531
	NKT Holding A.S.	3,875	327,010
	Novo-Nordisk A.S. Series B	48,500	3,153,822
	Novo-Nordisk A.S. Sponsored ADR	24,481	1,598,609
#	Novozymes A.S. Series B	5,580	595,249
#	Rockwool International A.S.	1,000	169,962
	Sydbank A.S.	5,940	255,559
*	Topdanmark A.S.	2,400	410,317
	Trygvesta A.S.	3,500	278,654
*	Vestas Wind Systems A.S.	27,616	3,796,402
# *	William Demant Holding A.S.	3,260	244,086
TOTAL COMMON STOCKS			22,189,167

RIGHTS/WARRANTS — (0.0%)
*	Carlsberg A.S. Rights 06/10/08	7,950	159,182

TOTAL — DENMARK			22,348,349

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Elisa Oyj	17,663	393,825
	Fortum Oyj	96,123	4,651,725
	Kesko Oyj	9,200	374,766
	Kone Oyj Series B	20,560	833,495
	Metso Corp. Sponsored ADR	2,600	129,984
	Metso Oyj	13,371	669,976
	Neste Oil Oyj	22,411	748,528
	Nokia Oyj	422,721	12,050,142
	Nokia Oyj Sponsored ADR	163,300	4,637,720
#	Nokian Renkaat Oyj	22,157	1,144,512
	OKO Bank P.L.C. Class A	8,700	179,193
	Orion Oyj Series A	4,200	91,516
	Orion Oyj Series B	13,500	289,787
	Outokumpu Oyj Series A	19,700	882,389
	Rautaruukki Oyj Series K	12,083	643,292
	Sampo Oyj	62,316	1,804,879

6

#	SanomaWSOY Oyj	15,794	409,255
	Stockmann Oyj Abp Series A	944	39,873
	Stora Enso Oyj Series R	67,900	826,000
	Stora Enso Oyj Sponsored ADR	12,000	145,645
	UPM-Kymmene Oyj	72,321	1,407,650
	UPM-Kymmene Oyj Sponsored ADR	13,000	252,533
	Wartsila Corp. Oyj Series B	9,744	689,620
	YIT Oyj	11,100	326,429

TOTAL — FINLAND			33,622,734

FRANCE — (8.0%)
COMMON STOCKS — (7.9%)
#	Accor SA	25,501	1,944,776
*	Aeroports de Paris	4,190	465,346
	Air France-KLM	20,922	559,073
	Air Liquide SA (B1YW1V6)	25,288	3,727,617
	Air Liquide SA (B1YXBJ7)	33,992	4,996,953
	Alcatel-Lucent SA	160,804	1,213,228
*	Alcatel-Lucent SA Sponsored ADR	51,100	383,761
	Alstom SA	12,632	3,182,982
*	Atos Origin SA	7,666	452,654
#	AXA SA	169,056	5,979,168
	AXA SA Sponsored ADR	55,700	1,970,666
	bioMerieux	1,600	172,524
#	BNP Paribas SA	122,464	12,630,415
#	Bourbon SA	5,588	385,602
	Bouygues SA	35,034	2,862,206
	Capgemini SA	21,415	1,451,225
	Carrefour SA	78,700	5,517,102
#	Casino Guichard Perrachon SA	7,781	985,651
#	Christian Dior SA	8,797	1,063,429
#	Cie Generale D’Optique Essilor Intenational SA	33,038	2,077,114
	Ciments Francais SA	1,006	194,083
	CNP Assurances	5,627	692,501
	Compagnie de Saint-Gobain	45,556	3,676,829
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,159,773
#	Compagnie Generale des Establissements Michelin Series B	22,160	1,984,058
#	Credit Agricole SA	80,959	2,141,187
	Dassault Systemes SA	9,666	646,879
*	Eiffage SA	6,330	552,568
	Electricite de France	25,035	2,710,416
#	Eramet SA	1,571	1,578,810
#	Euler Hermes SA	1,874	176,798
#	European Aeronautic Defence & Space Co.	39,573	923,266
	Eutelsat Communications	7,300	219,246
#	France Telecom SA	231,887	7,055,893
#	France Telecom SA Sponsored ADR	25,100	769,064
	Gaz de France SA	32,098	2,185,979
#	Groupe Danone	52,806	4,620,199
	Groupe Danone Sponsored ADR	13,800	241,352
#	Hermes International SA	11,249	1,859,094

7

	Iliad SA	3,602	360,710
	Imerys SA	5,342	483,605
# *	Ipsen SA	2,070	139,054
#	JC Decaux SA	11,520	337,484
	Lafarge SA	17,353	3,136,805
	Lafarge SA Prime Fidelity	8,912	1,613,305
	Lafarge SA Sponsered ADR	1,800	81,296
#	Lagardere SCA	18,298	1,321,798
#	Legrand SA	16,373	477,188
#	L’Oreal SA	48,011	5,840,296
#	LVMH (Louis Vuitton Moet Hennessy)	37,390	4,371,347
#	M6 Metropole Television	10,023	231,442
#	Natixis	45,082	685,040
	Neopost SA	3,543	410,073
	Nexans SA	2,987	407,384
#	PagesJaunes SA	14,300	257,757
	Pernod-Ricard SA	22,082	2,508,546
#	Peugeot SA	18,302	1,138,645
#	PPR SA	9,979	1,303,574
	Publicis Groupe	14,334	569,886
	Publicis Groupe ADR	1,700	67,500
	Renault SA	25,558	2,624,063
# *	Safran SA	16,219	353,986
	Sanofi - Aventis	111,839	8,338,426
	Sanofi - Aventis ADR	58,900	2,198,148
#	Schneider Electric SA	32,054	4,023,282
	SCOR SE (4797364)	8	25
	SCOR SE (B1LB9P6)	19,458	491,212
	SEB SA	990	194,825
# *	Societe Generale Paris	50,145	5,210,234
	Societe Television Francaise 1	17,323	342,726
	Sodexho Alliance SA	11,496	752,414
	STMicroelectronics NV	24,397	317,898
#	Suez SA	98,301	7,319,508
	Technip SA	8,071	757,916
	Technip SA ADR	3,600	337,185
#	Thales SA	16,134	1,007,013
	Thomson Sponsored ADR	9,100	57,603
#	Total SA	235,328	20,509,874
	Total SA Sponsored ADR	63,900	5,575,914
*	UbiSoft Entertainment SA	5,523	535,427
	Valeo SA	8,146	324,901
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	6,983	2,162,721
#	Veolia Environnement SA	39,354	2,802,062
	Veolia Environnement SA ADR	9,000	641,070
#	Vinci SA	56,214	4,235,568
	Vivendi SA	177,575	7,469,135
#	Wendel	5,698	810,408
TOTAL COMMON STOCKS			190,545,766

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	12,536	1,283,283

TOTAL — FRANCE			191,829,049

8

GERMANY — (7.3%)
COMMON STOCKS — (7.3%)
	Adidas-Salomon AG	33,466	2,357,427
	Allianz SE	46,204	8,740,747
#	Allianz SE Sponsored ADR	201,786	3,819,809
	AMB Generali Holding AG	1,663	296,533
*	Arcandor AG	10,229	185,003
	BASF AG	65,207	9,756,725
	BASF AG Sponsored ADR	4,100	614,032
	Bayer AG	68,362	6,061,518
	Bayer AG Sponsored ADR	34,500	3,061,399
	Bayerische Motoren Werke AG	56,272	3,328,470
	Beiersdorf AG	15,613	1,224,460
#	Bilfinger Berger AG	2,814	258,745
	Celesio AG	14,762	622,349
	Commerzbank AG	79,914	2,817,805
	Continental AG	23,656	2,978,515
	Daimler AG	117,627	8,942,371
	Daimler AG Sponsored ADR	25,400	1,931,162
	Deutsche Bank AG	11,427	1,218,829
#	Deutsche Bank AG ADR	73,002	7,772,523
	Deutsche Boerse AG	28,566	4,100,599
	Deutsche Lufthansa AG	39,988	1,035,381
	Deutsche Post AG	128,256	4,074,750
	Deutsche Postbank AG	10,200	983,913
	Deutsche Telekom AG	359,397	6,031,590
	Deutsche Telekom AG Sponsored ADR	63,200	1,057,968
	E.ON AG	76,335	16,195,878
#	E.ON AG Sponsored ADR	53,950	3,812,344
	Fraport AG	5,492	365,218
	Fresenius Medical Care AG & Co.	19,896	1,109,957
	Fresenius Medical Care AG & Co. ADR	3,500	195,090
	GEA Group AG	18,852	732,239
#	Hannover Rueckversicherung AG	10,705	589,001
#	Heidelberger Zement AG	4,952	842,396
	Henkel KGAA	12,750	575,682
#	Hochtief AG	7,146	829,732
#	Hypo Real Estate Holding AG	23,625	774,135
*	Infineon Technologies AG	76,910	693,970
*	Infineon Technologies AG ADR	21,400	193,670
#	K&S AG	4,983	2,335,677
#	Lanxess AG	8,679	391,313
#	Linde AG	17,129	2,563,464
	MAN AG	17,073	2,658,945
	Merck KGAA	9,162	1,289,253
	Metro AG	27,304	2,011,298
	Munchener Rueckversicherungs-Gesellschaft AG	31,930	5,982,101

9

	Puma AG Rudolf Dassler Sport	1,369	533,416
*	Q-Cells AG	5,069	615,539
# *	QIAGEN NV	23,707	474,729
#	Rhoen-Klinikum AG	10,954	337,818
	RWE AG Series A	67,377	8,701,385
#	Salzgitter AG	5,699	1,119,705
# *	SAP AG	103,984	5,747,770
#	SAP AG Sponsored ADR	19,900	1,086,540
*	SGL Carbon AG	8,322	615,365
	Siemens AG	83,409	9,451,784
	Siemens AG Sponsored ADR	46,300	5,268,477
#	Stada Arzneimittel AG	12,551	827,395
	Suedzucker AG	11,662	262,770
	ThyssenKrupp AG	47,010	3,166,961
#	TUI AG	28,417	752,605
#	United Internet AG	14,268	312,226
	Volkswagen AG	24,379	6,708,349
#	Wacker Chemie AG	2,945	702,429

TOTAL — GERMANY			174,099,249

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
	Agricultural Bank of Greece S.A.	38,356	151,429
	Alpha Bank A.E.	62,079	2,126,155
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,149,816
	EFG Eurobank Ergasias S.A.	39,234	1,116,182
*	Emporiki Bank of Greece S.A.	7,020	207,460
	Hellenic Petroleum S.A.	15,660	254,241
	Hellenic Telecommunication Organization Co. S.A.	33,920	952,311
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	268,840
	National Bank of Greece S.A.	36,426	2,061,818
	National Bank of Greece S.A. ADR	87,360	986,294
*	OPAP S.A.	39,216	1,535,596
	Piraeus Bank S.A.	51,473	1,727,782
	Public Power Corp.	15,920	606,317
	Titan Cement Co. S.A.	9,080	409,326

TOTAL — GREECE			13,553,567

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
#	Allied Properties, Ltd.	560,000	110,637
	ASM Pacific Technology, Ltd.	17,000	134,714
	Bank of East Asia, Ltd.	202,507	1,234,937
	Boc Hong Kong Holdings Ltd	576,000	1,474,473
#	C C Land Holdings, Ltd.	157,000	161,781
#	Cathay Pacific Airways, Ltd.	221,000	464,841
	Cheung Kong Holdings, Ltd.	220,600	3,397,239
	Cheung Kong Infrastructure Holdings, Ltd.	79,000	319,777
*	CITIC International Financial Holdings, Ltd.	84,000	63,070
	CLP Holdings, Ltd.	199,900	1,806,069

10

	Dah Sing Banking Group, Ltd.	71,409	151,181
	Dah Sing Financial Holdings, Ltd.	12,059	102,888
	Esprit Holdings, Ltd.	147,041	1,721,559
	First Pacific Co., Ltd.	202,000	147,116
# *	Foxconn International Holdings, Ltd.	318,000	433,648
# *	Galaxy Entertainment Group, Ltd.	144,000	107,186
	Great Eagle Holdings, Ltd.	26,232	86,505
	Hang Lung Group, Ltd.	136,000	701,039
	Hang Lung Properties, Ltd.	313,000	1,192,605
	Hang Seng Bank, Ltd.	117,900	2,392,055
	Henderson Land Development Co., Ltd.	145,632	1,013,576
	Hong Kong and China Gas Co., Ltd.	607,970	1,498,688
	Hong Kong and Shanghai Hotels, Ltd.	68,426	119,241
	Hong Kong Electric Holdings, Ltd.	196,207	1,184,962
	Hong Kong Exchanges & Clearing, Ltd.	98,000	1,687,126
	Hopewell Highway Infrastructure, Ltd.	104,000	86,017
	Hopewell Holdings, Ltd.	102,000	432,331
	Hutchison Telecommunications International, Ltd.	184,000	268,342
	Hutchison Whampoa, Ltd.	314,500	3,401,879
	Hysan Development Co., Ltd.	55,348	157,997
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	66,409
#	Johnson Electric Holdings, Ltd.	168,000	84,266
	Kerry Properties, Ltd.	101,393	694,153
	Kingboard Chemical Holdings, Ltd.	80,000	370,777
	Kowloon Development Co., Ltd.	35,500	80,950
#	Lee & Man Paper Manufacturing, Ltd.	78,000	162,871
	Li & Fung, Ltd.	270,000	1,023,127
	Lifestyle International Holdings, Ltd.	132,000	251,912
	Melco International Development, Ltd.	56,000	70,454
*	Mongolia Energy Corporation, Ltd.	795,000	1,806,993
	MTR Corp., Ltd.	205,013	691,687
#	New World China Land, Ltd.	165,200	112,773
	New World Development Co., Ltd.	357,967	901,213
	NWS Holdings, Ltd.	97,146	311,694
	Pacific Basin Shipping, Ltd.	124,000	215,136
	PCCW, Ltd.	713,265	448,024
	Ports Design, Ltd.	54,500	168,034
	Shangri-La Asia, Ltd.	218,913	737,842
	Shun Tak Holdings, Ltd.	216,000	252,464
	Sino Land Co., Ltd.	189,363	483,246
#	Sun Hung Kai & Co., Ltd.	112,000	99,923
	Sun Hung Kai Properties, Ltd.	207,706	3,345,052
#	Techtronic Industries Co., Ltd.	86,500	82,690
	Television Broadcasts, Ltd.	25,000	166,013
#	Tingyi (Cayman Islands) Holding Corp.	184,000	220,828
	Transport International Holdings, Ltd.	17,600	82,312
	Vtech Holdings, Ltd.	15,000	88,565
	Wharf Holdings, Ltd.	187,609	939,223
	Wheelock and Co., Ltd.	164,000	516,389
	Wheelock Properties, Ltd.	110,000	111,332
	Wing Hang Bank, Ltd.	30,500	463,047
	Wing Lung Bank, Ltd.	8,000	151,104
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	225,581

TOTAL — HONG KONG			41,479,563

11

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,670,008
	Allied Irish Banks P.L.C. Sponsored ADR	28,400	1,145,088
	Anglo Irish Bank Corp. P.L.C.	103,754	1,357,707
	Bank of Ireland P.L.C.	94,613	1,202,475
#	Bank of Ireland P.L.C. Sponsored ADR	12,500	631,750
	CRH P.L.C.	51,531	1,899,021
	CRH P.L.C. Sponsored ADR	31,850	1,180,680
*	Dragon Oil P.L.C.	49,920	515,060
*	Elan Corp. P.L.C.	42,248	1,077,731
*	Elan Corp. P.L.C. Sponsored ADR	17,000	425,680
	Irish Life & Permanent P.L.C.	30,976	542,725
	Kerry Group P.L.C.	22,953	693,585
*	Ryanair Holdings P.L.C.	33,520	141,020

TOTAL — IRELAND			12,482,530

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	11,304	235,988
#	AEM SpA	193,724	787,129
	Alleanza Assicurazioni SpA	52,431	645,527
#	Assicurazioni Generali SpA, Trieste	159,338	6,630,190
#	Atlantia SpA	40,846	1,468,626
*	Autogrill SpA, Novara	14,752	217,148
#	Banca Monte Dei Paschi di Siena SpA	352,298	1,124,164
#	Banca Popolare di Milano Scarl	41,017	451,166
	Banco Popolare Scarl	77,413	1,553,581
#	Bulgari SpA	16,639	192,289
	Buzzi Unicem SpA	11,057	324,751
#	Credito Emiliano SpA	17,939	193,407
	Enel SpA	697,674	7,845,191
#	Eni SpA	285,395	11,644,243
	Eni SpA Sponsored ADR	31,000	2,529,290
#	ERG SpA	7,427	169,981
	Fiat SpA	84,220	1,878,422
	Fiat SpA Sponsored ADR	7,000	155,778
	Finmeccanica SpA	52,851	1,602,811
	Fondiaria - Sai SpA	7,144	270,847
#	Geox SpA	11,000	141,935
#	Hera SpA	76,919	326,280
#	Intesa Sanpaolo SpA	1,154,070	7,572,615
	Intesa Sanpaolo Sponsored ADR	13,601	534,545
#	Italcementi SpA	8,940	180,743
#	Italmobiliare SpA	449	44,348
#	Lottomatica SpA	6,664	190,359
#	Luxottica Group SpA	21,282	595,030

12

#	Mediaset SpA	103,617	845,094
	Mediobanca SpA	61,941	1,152,284
#	Mediolanum SpA	44,701	257,145
	Milano Assicurazioni SpA	14,260	89,733
*	Parmalat SpA	187,217	543,473
	Pirelli & Co. SpA	593,447	492,907
	Saipem SpA	43,143	1,982,633
#	Saras SpA Raffinerie Sarde	38,600	237,964
	Snam Rete Gas SpA	142,784	949,034
	Telecom Italia SpA	873,104	1,920,800
	Telecom Italia SpA Sponsored ADR	65,980	1,450,240
	Terna SpA	127,000	577,195
#	UniCredito Italiano SpA	1,478,873	10,345,681
	Unione di Banche Italiane Scpa	86,665	2,233,743
#	Unipol Gruppo Finanziario SpA	114,185	305,025
TOTAL COMMON STOCKS			72,889,335

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	50,791

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,543

TOTAL — ITALY			72,944,669

JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
	Advantest Corp.	14,740	386,597
	Advantest Corp. ADR	10,000	263,600
	AEON Co., Ltd.	85,800	1,233,142
	Aeon Mall Co., Ltd.	11,080	358,631
	Aioi Insurance Co., Ltd.	74,000	461,493
	Air Water, Inc.	9,000	110,984
	Aisin Seiki Co., Ltd.	25,600	896,802
	Ajinomoto Co., Inc.	92,000	895,060
	Alfresa Holdings Corp.	5,600	389,685
	All Nippon Airways Co., Ltd.	115,000	441,814
	Alps Electric Co., Ltd.	17,000	186,127
	Amada Co., Ltd.	41,000	375,310
	Aoyama Trading Co., Ltd.	5,500	110,165
	Asahi Breweries, Ltd.	63,100	1,105,682
	Asahi Glass Co., Ltd.	145,000	1,909,232
	Asahi Kasei Corp.	168,000	997,961
	Asatsu-Dk, Inc.	4,900	140,948
	Asics Corp.	31,000	344,359
	Astellas Pharma, Inc.	74,555	3,156,083
	Bank of Yokohama, Ltd.	155,000	1,131,514
	Benesse Corp.	7,700	313,676
#	Bosch Corp.	30,000	170,825
	Bridgestone Corp.	92,400	1,577,208

13

	Brother Industries, Ltd.	31,000	446,999
	Calsonic Kansei Corp.	15,000	62,942
	Canon Marketing Japan, Inc.	7,000	135,198
	Canon, Inc.	127,500	6,898,977
	Canon, Inc. Sponsored ADR	31,750	1,717,992
#	Capcom Co., Ltd.	9,700	322,221
	Casio Computer Co., Ltd.	29,000	383,282
	Central Japan Railway Co.	254	2,483,126
	Chiyoda Corp.	17,000	180,482
	Chubu Electric Power Co., Ltd.	97,200	2,180,060
#	Chugai Pharmaceutical Co., Ltd.	46,700	730,324
	Chuo Mitsui Trust Holdings, Inc.	115,000	818,892
	Circle K Sunkus Co., Ltd.	5,100	82,827
	Citizen Holdings Co., Ltd.	47,000	398,200
#	Coca-Cola West Japan Co., Ltd.	4,600	110,248
	Comsys Holdings Corp.	11,000	93,354
	Cosmo Oil Co., Ltd.	74,000	294,107
	Credit Saison Co., Ltd.	20,700	490,755
	CSK Holdings Corp.	7,900	178,865
	Dai Nippon Printing Co., Ltd.	84,000	1,286,160
#	Dai Nippon Screen Mfg. Co., Ltd.	28,000	131,615
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	195,272
	Daicel Chemical Industries, Ltd.	28,000	174,925
	Daido Steel Co., Ltd.	37,000	234,272
	Daifuku Co., Ltd.	6,000	70,522
	Daihatsu Motor Co., Ltd.	36,000	404,598
#	Daiichi Chuo Kisen Kaisha	24,000	169,768
	Daiichi Sankyo Co, Ltd.	111,046	3,134,425
	Daikin Industries, Ltd.	39,000	2,013,427
	Dainippon Ink & Chemicals, Inc.	94,000	304,988
	Daito Trust Construction Co., Ltd.	9,800	504,646
	Daiwa House Industry Co., Ltd.	65,000	797,746
	Daiwa Securities Co., Ltd.	179,000	1,794,788
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	303,210
	Denso Corp.	78,000	2,850,743
#	Dentsu, Inc.	242	592,566
	Disco Corp.	1,700	87,632
#	Don Quijote Co., Ltd.	4,200	87,806
	Dowa Holdings Co., Ltd.	32,000	241,618
	East Japan Railway Co.	512	3,952,798
#	Ebara Corp.	54,000	181,919
	Edion Corp.	11,800	106,720
	Eisai Co., Ltd.	36,600	1,326,713
	Electric Power Development Co., Ltd.	19,000	711,775
*	Elpida Memory, Inc.	13,000	480,379
	Exedy Corp.	3,000	79,744
#	Ezaki Glico Co., Ltd.	10,000	107,191
	FamilyMart Co., Ltd.	6,000	219,719
	Fanuc, Ltd.	29,400	3,197,618
	Fast Retailing Co., Ltd.	9,100	787,920
	Fuji Electric Holdings Co., Ltd.	64,000	282,344
	Fuji Heavy Industries, Ltd.	68,000	318,810

14

	FUJIFILM Holdings Corp.	71,200	2,638,458
	Fujikura, Ltd.	39,000	174,371
	Fujitsu, Ltd.	280,440	2,271,452
	Fukuoka Financial Group, Inc.	117,000	582,086
	Funai Electric Co., Ltd.	2,500	91,160
	Furukawa Electric Co., Ltd.	70,000	277,761
	Futaba Industrial Co., Ltd.	4,400	111,066
	Glory, Ltd.	6,200	145,791
	Gunze, Ltd.	19,000	95,376
	H20 Retailing Corp.	13,000	96,753
	Hakuhodo Dy Holdings, Inc.	3,000	173,110
	Hamamatsu Photonics K.K.	9,400	278,821
	Hankyu Hanshin Holdings, Inc.	186,000	806,299
	Haseko Corp.	126,500	203,919
	Heiwa Corp.	6,700	73,411
	Hikari Tsushin, Inc.	3,800	136,697
	Hino Motors, Ltd.	53,000	354,576
	Hirose Electric Co., Ltd.	3,700	431,174
	Hisamitsu Pharmaceutical Co., Inc.	5,000	201,624
	Hitachi Cable, Ltd.	18,000	69,924
	Hitachi Chemical Co., Ltd.	17,700	395,855
	Hitachi Construction Machinery Co., Ltd.	17,500	605,157
	Hitachi High-Technologies Corp.	12,700	289,326
	Hitachi Koki Co., Ltd.	11,000	186,728
	Hitachi Maxell, Ltd.	3,700	48,334
	Hitachi Metals, Ltd.	25,000	367,562
	Hitachi Software Engineering Co., Ltd.	6,300	154,860
	Hitachi Transport System, Ltd.	11,000	136,953
	Hitachi, Ltd.	359,000	2,585,828
	Hitachi, Ltd. Sponsored ADR	15,900	1,145,436
	Hokkaido Electric Power Co., Inc.	30,600	625,470
	Hokuhoku Financial Group, Inc.	171,000	527,565
	Hokuriku Electric Power Co., Inc.	29,900	714,729
	Honda Motor Co., Ltd.	167,600	5,566,968
	Honda Motor Co., Ltd. Sponsored ADR	69,200	2,299,516
	Horiba, Ltd.	4,000	113,800
	House Foods Corp.	14,800	239,112
	Hoya Corp.	61,200	1,702,596
	Ibiden Co., Ltd.	18,500	778,879
*	Idemitsu Kosan Co., Ltd.	5,800	623,265
	IHI Corp.	152,000	344,927
	Iino Kaiun Kaisha, Ltd.	7,000	67,131
	INPEX Holdings, Inc.	120	1,513,003
*	Isetan Mitsukoshi Holdings, Ltd.	40,580	487,330
	Isuzu Motors, Ltd.	223,000	1,202,533
#	ITO EN, Ltd.	5,600	89,914
	Itochu Corp.	220,000	2,547,610
	Itochu Techno-Solutions Corp.	4,200	153,887
#	Izumi Co., Ltd.	5,000	84,483
	J Front Retailing Co., Ltd.	51,800	341,224
*	Japan Airlines System Corp.	167,000	375,426
#	Japan Airport Terminal Co., Ltd.	7,000	127,022

15

	Japan Petroleum Exploration Co., Ltd.	4,600	330,509
	Japan Tobacco, Inc.	649	3,149,451
	JFE Holdings, Inc.	87,600	4,951,718
#	JFE Shoji Holdings, Inc.	15,000	118,374
	JGC Corp.	33,000	727,529
	JS Group Corp.	33,740	575,285
	JSR Corp., Tokyo	22,000	449,674
	JTEKT Corp.	31,460	550,105
	Juroku Bank, Ltd.	40,000	223,563
#	Kagome Co., Ltd.	4,900	74,861
	Kajima Corp.	106,000	432,858
	Kamigumi Co., Ltd.	30,000	238,062
#	Kandenko Co., Ltd.	8,000	52,757
#	Kaneka Corp.	37,000	269,418
	Kansai Electric Power Co., Inc.	112,200	2,474,775
	Kansai Paint Co., Ltd.	20,000	145,955
	Kao Corp.	76,000	1,983,635
	Kawasaki Heavy Industries, Ltd.	214,000	662,371
	Kawasaki Kisen Kaisha, Ltd.	79,000	873,923
	KDDI Corp.	372	2,581,230
	Keihin Corp.	4,100	73,006
#	Keihin Electric Express Railway Co., Ltd.	52,000	330,833
	Keio Corp.	68,000	363,766
	Keisei Electric Railway Co., Ltd.	39,000	202,436
	Keyence Corp.	4,820	1,151,839
	Kikkoman Corp.	18,000	225,069
	Kinden Corp.	14,000	140,195
#	Kintetsu Corp.	249,280	813,168
	Kirin Holdings Co., Ltd.	101,000	1,671,968
	Kobayashi Pharmaceutical Co., Ltd.	2,700	83,493
	Kobe Steel, Ltd.	355,000	1,168,833
#	Koei Co., Ltd.	3,640	53,189
	Koito Manufacturing Co., Ltd.	14,000	199,703
	Kokuyo Co., Ltd.	8,000	74,326
	Komatsu, Ltd.	136,600	4,331,350
#	Komeri Co., Ltd.	4,000	108,444
	Komori Corp.	6,000	117,530
	Konami Co., Ltd.	8,600	314,190
	Konica Minolta Holdings, Inc.	80,500	1,502,954
	Kose Corp.	3,690	86,221
	Kubota Corp.	112,000	907,675
	Kubota Corp. Sponsored ADR	6,445	261,023
	Kuraray Co., Ltd.	44,000	555,784
	Kurita Water Industries, Ltd.	13,400	494,391
	Kyocera Corp.	20,700	1,994,769
	Kyocera Corp. Sponsored ADR	3,000	289,980
	Kyowa Hakko Kogyo Co., Ltd.	62,000	602,378
	Kyushu Electric Power Co., Inc.	60,600	1,287,688
	Lawson, Inc.	8,100	357,951
	Leopalace21 Corp.	15,000	239,742
	Lion Corp.	19,000	84,409
	Mabuchi Motor Co., Ltd.	3,400	182,625

16

	Makita Corp.	13,000	548,387
	Makita Corp. Sponsored ADR	1,630	69,226
	Marubeni Corp.	258,000	2,303,601
	MARUI GROUP CO., Ltd.	35,200	292,255
#	Maruichi Steel Tube, Ltd.	6,000	205,685
#	Matsui Securities Co., Ltd.	9,700	69,342
	Matsushita Electric Industrial Co., Ltd.	235,188	5,341,120
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	57,200	1,300,728
	Matsushita Electric Works, Ltd.	59,000	649,686
	Mazda Motor Corp.	156,000	814,508
	Mediceo Paltac Holdings Co., Ltd.	23,600	433,533
	Meiji Dairies Corp.	21,000	114,546
#	Meiji Seika Kaisha, Ltd.	28,000	122,145
	Millea Holdings, Inc.	108,500	4,479,604
	Millea Holdings, Inc. ADR	9,582	394,844
	Minebea Co., Ltd.	31,000	187,710
	Miraca Holdings, Inc.	4,500	111,000
	MISUMI Group, Inc.	10,000	191,938
	Mitsubishi Chemical Holdings Corp.	164,990	1,170,723
	Mitsubishi Corp.	214,600	7,415,857
	Mitsubishi Electric Corp.	297,000	3,362,092
	Mitsubishi Estate Co., Ltd.	181,000	4,878,277
	Mitsubishi Gas Chemical Co., Inc.	46,000	345,274
	Mitsubishi Heavy Industries, Ltd.	466,000	2,351,179
#	Mitsubishi Logistics Corp.	20,000	246,400
	Mitsubishi Materials Corp.	160,000	766,395
# *	Mitsubishi Motors Corp.	543,000	963,847
	Mitsubishi Rayon Co., Ltd.	66,000	238,667
	Mitsubishi Tanabe Pharma Corp.	42,000	546,464
	Mitsubishi UFJ Financial Group, Inc.	990,882	10,076,840
	Mitsubishi UFJ Financial Group, Inc. ADR	879,800	8,929,970
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	93,391
# *	Mitsubishi UFJ NICOS Co., Ltd.	67,000	251,098
	Mitsui & Co., Ltd.	237,000	5,813,769
#	Mitsui & Co., Ltd. Sponsored ADR	1,933	943,826
	Mitsui Chemicals, Inc.	76,000	436,506
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	432,834
	Mitsui Fudosan Co., Ltd.	131,000	3,251,533
	Mitsui Mining and Smelting Co., Ltd.	60,000	201,509
	Mitsui O.S.K. Lines, Ltd.	157,000	2,371,824
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	49,137	1,934,333
	Mitsumi Electric Co., Ltd.	11,200	325,254
	Mizuho Financial Group, Inc.	1,541	8,093,100
#	Mizuho Investors Securities Co., Ltd.	86,000	115,949
	Mizuho Trust & Banking Co., Ltd.	190,000	357,192
	Mochida Pharmaceutical Co., Ltd.	8,000	87,304
#	Modec, Inc.	1,900	70,866
#	Monex Beans Holdings, Inc.	292	219,261
	Mori Seiki Co., Ltd.	9,300	178,902
	Murata Manufacturing Co., Ltd.	31,300	1,646,931
	Musashino Bank, Ltd.	2,400	110,923
	Nabtesco Corp.	13,000	194,136

17

	Nagase & Co., Ltd.	10,000	119,821
	Nagoya Railroad Co., Ltd.	103,000	279,408
	Namco Bandai Holdings, Inc.	25,900	336,991
	NEC Corp.	326,000	1,733,697
	NEC Corp. Sponsored ADR	26,546	140,821
	NGK Insulators, Ltd.	41,000	749,555
#	NGK Spark Plug Co., Ltd.	20,000	248,941
	NHK Spring Co., Ltd.	23,000	214,074
	Nichirei Corp.	48,000	222,407
	Nidec Corp.	11,000	819,441
	Nidec Corp. ADR	9,400	176,438
#	Nidec Sankyo Corp.	11,000	80,021
	Nifco, Inc.	4,000	94,054
#	Nihon Unisys, Ltd.	4,900	75,064
	Nikon Corp.	49,000	1,562,090
	Nintendo Co., Ltd.	16,200	8,922,916
	Nippon Electric Glass Co., Ltd.	42,500	826,370
	Nippon Express Co., Ltd.	95,000	477,835
#	Nippon Kayaku Co., Ltd.	31,000	206,794
	Nippon Meat Packers, Inc.	17,000	224,239
	Nippon Mining Holdings, Inc.	129,000	809,497
	Nippon Mitsubishi Oil Corp.	190,000	1,375,170
	Nippon Paper Group, Inc.	90	256,707
	Nippon Sheet Glass Co., Ltd.	97,000	437,122
	Nippon Shokubai Co., Ltd.	12,000	95,420
	Nippon Steel Corp.	867,000	5,419,676
	Nippon Suisan Kaisha, Ltd.	30,000	139,756
	Nippon Telegraph & Telephone Corp.	1,058	5,131,363
	Nippon Yusen KK	155,000	1,577,346
	Nipponkoa Insurance Co., Ltd.	88,000	826,095
	Nipro Corp.	5,000	87,618
	Nishi-Nippon Bank, Ltd.	80,000	264,314
	Nishi-Nippon Railroad Co., Ltd.	26,000	90,943
	Nissan Chemical Industries, Ltd.	15,000	202,287
	Nissan Motor Co., Ltd.	371,900	3,303,765
	Nissan Shatai Co., Ltd.	7,000	50,436
	Nissay Dowa General Insurance Co., Ltd.	29,000	174,791
	Nissha Printing Co., Ltd.	3,900	201,379
	Nisshin Seifun Group, Inc.	30,500	363,021
	Nisshin Steel Co., Ltd.	93,000	359,894
	Nisshinbo Industries, Inc.	22,000	284,844
#	Nissin Food Products Co., Ltd.	12,600	455,882
#	Nissin Kogyo Co., Ltd.	4,600	82,269
*	Nitori Co., Ltd.	9,200	481,791
	Nitto Denko Corp.	23,800	1,132,050
	NOK Corp.	15,000	266,494
	Nomura Holdings, Inc. ADR	49,000	829,570
	Nomura Research Institute, Ltd.	19,500	482,898
	Nomura Securities Co., Ltd.	213,000	3,615,917
	NS Solutions Corp.	3,900	87,544
	NSK, Ltd.	54,000	534,499
	NTN Corp.	54,000	410,329

18

	NTT Data Corp.	303	1,256,638
	NTT DoCoMo, Inc.	2,523	4,026,203
	Obayashi Corp.	82,000	418,563
	Obic Co., Ltd.	1,000	175,376
#	Odakyu Electric Railway Co., Ltd.	77,000	506,081
	Oji Paper Co., Ltd.	98,000	475,710
#	Okasan Holdings, Inc.	27,000	163,019
# *	Oki Electric Industry Co., Ltd.	78,000	136,986
	OKUMA Corp.	22,000	260,529
#	Okumura Corp.	16,000	69,462
	Olympus Corp.	28,000	914,228
	Omron Corp.	27,600	595,552
	Ono Pharmaceutical Co., Ltd.	11,800	679,643
	Onward Holdings Co., Ltd.	18,000	208,600
#	Oracle Corp. Japan	6,500	281,210
	Oriental Land Co., Ltd.	7,700	463,102
	Osaka Gas Co., Ltd.	306,000	1,111,955
#	Osaka Titanium Technologies Co., Ltd.	3,600	216,253
#	OSG Corp.	12,000	155,074
	Otsuka Corp.	2,800	201,187
#	Pacific Metals Co., Ltd.	19,000	165,046
#	Park24 Co., Ltd.	12,800	106,827
	Pioneer Electronic Corp.	19,300	167,259
	Promise Co., Ltd.	6,500	207,835
#	Q.P. Corp.	8,900	82,611
#	Rengo Co., Ltd.	17,000	115,855
#	Resona Holdings, Inc.	1,199	2,094,843
	RICOH COMPANY, Ltd.	100,000	1,841,500
	Rinnai Corp.	3,000	108,404
	Rohm Co., Ltd.	13,600	891,714
	Ryohin Keikaku Co., Ltd.	3,400	200,971
	Sagami Railway Co., Ltd.	27,000	101,656
	Sankyo Co., Ltd.	8,700	557,109
	Sankyu, Inc., Tokyo	26,000	148,400
	Santen Pharmaceutical Co., Ltd.	10,100	282,316
	Sanwa Holdings Corp.	28,000	111,531
*	Sanyo Electric Co., Ltd.	290,000	740,548
	Sapporo Hokuyo Holdings, Inc.	42	327,323
	Sapporo Holdings, Ltd.	46,000	349,163
*	Sbi Holdings, Inc.	1,960	577,484
	Secom Co., Ltd.	30,300	1,471,560
#	Sega Sammy Holdings, Inc.	24,048	247,283
	Seiko Epson Corp.	17,700	432,748
	Seino Holdings Co., Ltd.	14,000	83,182
	Sekisui Chemical Co., Ltd.	56,000	411,031
	Sekisui House, Ltd.	62,000	656,681
	Seven & I Holdings Co., Ltd.	130,576	3,812,831
	Sharp Corp., Osaka	146,000	2,549,354
	Shiga Bank, Ltd.	19,000	125,310
	Shikoku Electric Power Co., Inc.	23,200	658,205
#	Shima Seiki Manufacturing Co., Ltd.	4,000	131,379
	Shimachu Co., Ltd.	4,600	118,705

19

	Shimadzu Corp.	33,000	354,512
	Shimamura Co., Ltd.	2,400	191,495
	Shimano, Inc.	7,700	369,947
	Shimizu Corp.	74,000	375,176
	Shin-Etsu Chemical Co., Ltd.	61,300	3,863,487
	Shinko Electric Industries Co., Ltd.	6,000	88,456
	Shinko Securities Co., Ltd.	64,000	230,271
	Shinsei Bank, Ltd.	180,000	710,746
	Shionogi & Co., Ltd.	47,000	947,889
#	Shiseido Co., Ltd.	47,000	1,152,719
	Shizuoka Bank, Ltd.	70,000	787,269
	Showa Denko KK	180,000	550,474
	Showa Shell Sekiyu K.K.	35,100	384,401
	SMC Corp.	8,400	1,055,134
#	Softbank Corp.	106,900	1,888,562
	Sohgo Security Services Co., Ltd.	6,600	90,202
	Sojitz Corp.	267,200	1,019,675
	Sompo Japan Insurance, Inc.	109,000	1,178,473
	Sony Corp.	106,300	5,351,205
	Sony Corp. Sponsored ADR	39,600	1,995,444
	Sony Financial Holdings, Inc.	132	539,882
	Square Enix Co., Ltd.	9,500	291,189
	Stanley Electric Co., Ltd.	19,300	521,910
	Sugi Pharmacy Co., Ltd.	6,600	162,203
*	Sumco Corp.	18,500	474,428
	Sumisho Computer Systems Corp.	1,600	29,463
	Sumitomo Bakelite Co., Ltd.	27,000	164,463
	Sumitomo Chemical Co., Ltd.	248,000	1,812,369
	Sumitomo Corp.	153,800	2,271,978
	Sumitomo Electric Industries, Ltd.	109,000	1,406,879
	Sumitomo Forestry Co., Ltd.	18,000	147,210
	Sumitomo Heavy Industries, Ltd.	73,000	585,740
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,829,527
	Sumitomo Metal Mining Co., Ltd.	75,000	1,258,566
	Sumitomo Mitsui Financial Group, Inc.	996	8,581,450
#	Sumitomo Real Estate Sales Co., Ltd.	2,800	123,557
	Sumitomo Realty & Development Co., Ltd.	56,000	1,435,363
	Sumitomo Rubber Industries, Ltd.	16,000	132,041
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,510,662
	Sundrug Co., Ltd.	3,000	69,120
	Suruga Bank, Ltd.	27,000	388,216
	Suzuken Co., Ltd.	6,980	266,744
	Suzuki Motor Corp.	53,500	1,482,835
	Sysmex Corp.	5,200	193,390
	T&D Holdings, Inc.	32,100	2,138,772
	Tadano, Ltd.	11,000	128,717
	Taiheiyo Cement Corp.	108,000	255,141
	Taisei Corp.	116,000	335,817
	Taisho Pharmaceutical Co., Ltd.	25,000	468,074
	Taiyo Nippon Sanso Corp.	33,000	281,381
	Taiyo Yuden Co., Ltd.	13,000	159,631
	Takara Holdings, Inc.	14,000	96,735

20

	Takashimaya Co., Ltd.	34,000	350,832
	Takeda Pharmaceutical Co., Ltd.	137,900	7,994,253
	TDK Corp.	14,200	975,667
	TDK Corp. Sponsored ADR	1,900	130,720
	Teijin, Ltd.	119,000	448,333
	Terumo Corp.	23,300	1,160,287
	The 77 Bank, Ltd.	44,000	277,696
	The Awa Bank, Ltd.	18,000	111,530
	The Bank of Iwate, Ltd.	1,500	96,080
	The Bank of Kyoto, Ltd.	33,000	398,440
	The Bank of Nagoya, Ltd.	15,000	101,660
	The Chiba Bank, Ltd.	117,000	877,421
	The Chugoku Bank, Ltd.	23,000	360,354
	The Chugoku Electric Power Co., Ltd.	37,700	808,260
# *	The Daiei, Inc.	3,500	25,805
	The Daishi Bank, Ltd.	28,000	121,956
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	126,036
	The Gunma Bank, Ltd.	59,000	423,863
	The Hachijuni Bank, Ltd.	42,000	291,026
	The Higo Bank, Ltd.	18,000	119,577
	The Hiroshima Bank, Ltd.	62,000	318,954
	The Hokkoku Bank, Ltd.	22,000	91,649
	The Hyakugo Bank, Ltd.	19,000	125,679
	The Hyakujishi Bank, Ltd.	23,000	143,637
	The Iyo Bank, Ltd.	31,000	386,860
	The Japan Steel Works, Ltd.	46,000	955,899
	The Joyo Bank, Ltd.	79,000	449,926
	The Kagoshima Bank, Ltd.	13,000	111,033
	The Keiyo Bank, Ltd.	21,000	141,895
	The Nanto Bank, Ltd.	20,000	127,214
	The Ogaki Kyoritsu Bank, Ltd.	18,000	101,641
	The San-in Godo Bank, Ltd.	14,000	130,337
	THK Co., Ltd.	15,200	313,704
	Toagosei Co., Ltd.	15,000	57,226
	Tobu Railway Co., Ltd.	98,000	479,592
#	Toda Corp.	19,000	80,072
	Toho Co., Ltd.	16,500	361,729
	Toho Gas Co., Ltd.	75,000	387,834
#	Toho Titanium Co., Ltd.	4,000	86,967
	Tohuku Electric Power Co., Inc.	69,400	1,487,766
	Tokai Carbon Co., Ltd.	18,000	209,863
	Tokai Rika Co., Ltd.	8,000	190,233
#	Tokai Rubber Industries, Ltd.	10,000	135,163
	Tokai Tokyo Securities Co., Ltd.	20,000	89,262
	Tokuyama Corp.	28,000	212,107
	Tokyo Electric Power Co., Ltd	184,600	4,499,278
#	Tokyo Electron, Ltd.	23,100	1,581,278
	Tokyo Gas Co., Ltd.	319,000	1,213,152
	Tokyo Steel Manufacturing Co., Ltd.	10,100	139,848
	Tokyo Tatemono Co., Ltd.	43,000	366,035
	Tokyu Corp.	138,000	725,189
	Tokyu Land Corp.	54,000	387,851

21

#	TonenGeneral Sekiyu KK	37,000	352,952
	Toppan Forms Co., Ltd.	3,500	39,978
	Toppan Printing Co., Ltd.	68,000	783,496
	Toray Industries, Inc.	180,000	1,179,553
	Toshiba Corp.	454,000	4,002,468
	Toshiba Machine Co., Ltd.	9,000	67,936
	Toshiba TEC Corp.	11,000	77,792
	Tosoh Corp.	75,000	344,012
#	TOTO, Ltd.	25,000	192,042
	Toyo Ink Manufacturing Co., Ltd.	13,000	49,848
	Toyo Seikan Kaisha, Ltd.	21,300	419,514
	Toyo Suisan Kaisha, Ltd.	17,000	366,307
#	Toyobo Co., Ltd.	77,000	155,618
#	Toyoda Gosei Co., Ltd.	10,100	326,065
	Toyota Auto Body Co., Ltd.	7,500	154,462
	Toyota Motor Corp.	323,900	16,542,962
#	Toyota Motor Corp. Sponsored ADR	45,100	4,602,455
	Toyota Tsusho Corp.	27,381	668,032
	Trend Micro, Inc.	17,000	595,472
	Trend Micro, Inc. Sponsored ADR	777	27,160
	Tsubakimoto Chain Co.	12,000	80,889
	Tsumura & Co.	9,000	222,021
	Ube Industries, Ltd.	109,000	411,650
#	Ulvac, Inc.	4,000	131,674
	Uni-Charm Corp.	4,600	325,279
	UNY Co., Ltd.	22,000	231,216
	Urban Corp.	23,000	126,484
	Ushio, Inc.	14,000	259,938
	USS Co., Ltd.	3,260	220,854
#	Wacoal Corp.	10,000	130,218
	West Japan Railway Co.	233	1,091,742
	Xebio Co., Ltd.	2,550	62,785
	Yahoo! Japan Corp.	2,520	1,084,623
#	Yakult Honsha Co., Ltd.	12,000	314,559
	Yamada Denki Co., Ltd.	12,200	947,428
	Yamaguchi Financial Group, Inc.	34,000	496,288
	Yamaha Corp.	29,400	584,599
	Yamaha Motor Co., Ltd.	30,100	612,854
	Yamanashi Chuo Bank, Ltd.	14,000	84,376
	Yamatake Corp.	10,000	282,915
	Yamato Kogyo Co., Ltd.	8,000	400,724
	Yamato Transport Co., Ltd.	58,000	807,481
#	Yamazaki Baking Co., Ltd.	12,000	126,896
	Yaskawa Electric Corp.	68,000	778,219
	Yokogawa Electric Corp.	27,000	255,932
	Yokohama Rubber Co., Ltd.	26,000	127,044
	Zeon Corp.	23,000	107,774
TOTAL COMMON STOCKS			430,151,593

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			430,151,593

22

NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
	Aegon NV	182,482	2,783,996
	Akzo Nobel NV	32,572	2,755,523
	Akzo Nobel NV Sponsor ADR	1,996	168,774
	ArcelorMittal	129,106	12,814,056
#	ASML Holding NV	41,537	1,243,761
	Boskalis Westminster CVA	6,589	399,845
	Fugro NV	5,382	474,331
	Heineken Holding NV	14,980	774,554
	Heineken NV	34,758	2,040,997
	ING Groep NV	219,463	8,380,126
	ING Groep NV Sponsored ADR	5,900	225,498
	James Hardie Industries NV Sponsored ADR	500	13,100
	Koninklijke Ahold NV	122,273	1,828,462
	Koninklijke Ahold NV ADR	8,320	124,319
	Koninklijke Bam Groep NV	10,015	233,955
	Koninklijke DSM NV	20,316	1,244,486
	Koninklijke KPN NV	241,808	4,398,150
	Koninklijke Philips Electronics NV	138,607	5,324,582
	Koninklijke Vopak NV	1,296	94,418
	Randstad Holdings NV	13,176	574,357
	Reed Elsevier NV	58,115	1,084,501
	Reed Elsevier NV ADR	2,943	109,715
	Royal Dutch Shell P.L.C. Series A	303,455	12,956,123
	SBM Offshore NV	13,580	539,320
	SNS Reaal	9,468	217,742
	TNT NV	51,500	2,064,717
*	TomTom NV	7,613	282,596
#	Unilever NV	209,220	6,841,717
	Wolters Kluwer NV	27,979	788,614
TOTAL COMMON STOCKS			70,782,335

RIGHTS/WARRANTS — (0.0%)
*	Aegon NV Coupons	150,762	—
*	Fugro NV Coupons	5,382	—
*	Reed Elsevier NV Coupons	58,115	—
*	Royal Dutch Shell P.L.C. Coupons	303,455	—
*	SBM Offshore NV Coupons	13,580	—
*	Unilever NV Coupons	209,220	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			70,782,335

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	33,786	30,740
	Auckland International Airport, Ltd.	95,556	162,364
	Contact Energy, Ltd.	47,343	351,823

23

	Fletcher Building, Ltd.	47,726	299,354
	New Zealand Refining Co., Ltd.	15,823	103,620
	Sky City Entertainment Group, Ltd.	43,383	127,432
	Sky Network Television, Ltd.	35,044	125,210
#	Telecom Corp. of New Zealand, Ltd.	208,800	659,711
	Trustpower, Ltd.	21,162	139,266
	Warehouse Group, Ltd.	14,200	58,977

TOTAL — NEW ZEALAND			2,058,497

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Aker Kvaerner ASA	23,335	659,592
#	Bonheur ASA	2,650	132,875
	DNB Nor ASA Series A	99,900	1,434,838
#	Fred Olsen Energy ASA	5,500	347,752
	Norsk Hydro ASA	77,700	1,233,757
	Norsk Hydro ASA Sponsored ADR	11,200	177,802
	Orkla ASA	117,355	1,687,774
#	Petroleum Geo Services ASA	26,350	777,532
#	Prosafe ASA	28,300	302,440
*	Prosafe Production Public, Ltd.	28,300	201,842
*	Renewable Energy Corp. ASA	25,250	746,348
	Schibsted ASA	8,300	284,674
# *	Sevan Marine ASA	15,200	241,921
#	Statoil Hydro ASA	168,606	6,579,007
	StatoilHydro ASA Sponsored ADR	9,656	378,032
	Storebrand ASA	51,600	491,316
	Tandberg ASA Series A	20,000	355,986
*	TGS Nopec Geophysical Co. ASA	11,100	176,168
	Wilh. Wilhelmsen ASA	2,900	108,008
	Yara International ASA	24,800	1,876,968

TOTAL — NORWAY			18,194,632

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	26,670	130,648
#	Banco Comercial Portugues SA	261,501	664,839
	Banco Espirito Santo SA	26,924	485,183
#	Brisa SA	43,435	618,302
#	Cimpor Cimentos de Portugal SA	24,245	220,259
	Energias de Portugal SA	256,921	1,617,167
	Galp Energia SGPS SA Series B	19,542	491,924
	Jeronimo Martins SGPS SA	26,359	190,065
	Portugal Telecom SA	92,120	1,125,662
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,894	291,825
#	Sonae SGPS SA	108,923	177,738
TOTAL COMMON STOCKS			6,013,612

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	26,670	4,772

TOTAL — PORTUGAL			6,018,384

24

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Asia Pacific Breweries, Ltd.	14,000	136,208
	Capitaland, Ltd.	229,500	1,106,563
	City Developments, Ltd.	60,000	502,115
	Comfortdelgro Corp., Ltd.	215,000	254,153
	Cosco Corp. (Singapore), Ltd.	132,000	331,326
	DBS Group Holdings, Ltd.	172,000	2,462,148
	Fraser & Neave, Ltd.	96,500	350,317
#	Guocoland, Ltd.	25,000	50,962
	Jardine Cycle & Carriage, Ltd.	18,853	226,845
	Keppel Corp., Ltd.	147,000	1,313,940
#	Keppel Land, Ltd.	34,000	133,340
#	Keppel Telecommunications and Transportation, Ltd.	54,000	217,997
#	Neptune Orient Lines, Ltd.	47,000	140,372
	Olam International, Ltd.	64,000	148,264
	Overseas Chinese Banking Corp., Ltd.	380,320	2,422,281
#	Parkway Holdings, Ltd.	102,900	215,487
	Raffles Education Corp., Ltd.	184,000	180,280
	SembCorp Industries, Ltd.	152,320	534,223
	SembCorp Marine, Ltd.	148,000	501,319
	Singapore Airlines, Ltd.	79,400	926,943
*	Singapore Exchange, Ltd.	92,000	544,023
	Singapore Land, Ltd.	11,000	50,618
	Singapore Petroleum Co., Ltd.	11,000	56,019
	Singapore Post, Ltd.	102,000	81,613
	Singapore Press Holdings, Ltd.	175,000	550,365
	Singapore Technologies Engineering, Ltd.	174,000	407,077
	Singapore Telecommunications, Ltd.	1,233,650	3,456,100
	SMRT Corp., Ltd.	59,000	72,760
	Starhub, Ltd.	70,730	148,470
	United Industrial Corp., Ltd.	88,000	192,247
	United Overseas Bank, Ltd.	177,900	2,634,606
	UOL Group, Ltd.	51,500	148,085
	Venture Corp., Ltd.	29,000	213,223
	Wheelock Properties, Ltd.	69,000	110,282
#	Wilmar International, Ltd.	146,000	599,731
TOTAL COMMON STOCKS			21,420,302

RIGHTS/WARRANTS — (0.0%)
*	Olam International, Ltd. Rights 04/17/08	6,400	5,566
*	Parkway Holdings, Ltd. Rights 06/09/08	48,020	23,277
TOTAL RIGHTS/WARRANTS			28,843

TOTAL — SINGAPORE			21,449,145

25

SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
	Abertis Infraestructuras SA	42,772	1,360,764
*	Abertis Infraestructuras SA	2,138	68,019
	Acciona SA	5,051	1,435,317
#	Acerinox SA	24,552	649,828
	Actividades de Construccion y Servicios SA	27,066	1,634,839
	Banco Bilbao Vizcaya SA	48,730	1,086,930
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	489,400	10,918,514
#	Banco de Sabadell SA	135,716	1,371,951
#	Banco de Valencia SA	9,293	497,186
*	Banco de Valensia SA Issue 08	185	9,944
#	Banco Espanol de Credito SA	14,612	255,449
#	Banco Pastor SA	15,098	221,469
#	Banco Popular Espanol SA	117,673	1,898,789
#	Banco Santander Central Hispano SA	566,687	11,821,115
	Banco Santander SA Sponsored ADR	327,032	6,834,969
#	Bankinter SA	33,870	492,093
#	Cia Espanola de Petroleous SA	12,326	1,345,413
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	443,310
	Ebro Puleva SA	8,097	162,983
	Enagas SA	24,094	765,627
#	Fomento de Construcciones y Contratas SA	7,948	548,986
	Gamesa Corporacion Tecnologica SA	29,938	1,549,735
	Gas Natural SDG SA	22,451	1,298,809
#	Gestevision Telecinco SA	14,732	229,084
*	Grifols SA	14,273	409,982
	Grupo Catalana Occidente SA	9,167	292,452
#	Grupo Ferrovial SA	10,520	827,445
	Iberdrola SA	540,171	7,780,436
#	Iberia Lineas Aereas de Espana SA	65,471	214,672
	Indra Sistemas SA	17,124	467,358
#	Industria de Diseno Textil SA	34,061	1,674,406
	Mapfre SA	76,680	415,126
*	Obrascon Huarte Lain SA	6,034	246,453
#	Promotora de Informaciones SA	10,750	176,860
	Red Electrica de Espana SA	15,803	1,117,912
#	Repsol YPF SA	87,508	3,618,388
	Repsol YPF SA Sponsored ADR	29,100	1,205,904
#	Sacyr Vallehermoso SA	13,714	491,820
	Telefonica SA	405,073	11,615,270
	Telefonica SA Sponsored ADR	72,400	6,228,572
	Union Fenosa SA	19,200	1,248,104
#	Zardoya Otis SA	18,256	554,946

TOTAL — SPAIN			85,487,229

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
	Alfa Laval AB	13,350	936,718
#	Assa Abloy AB Series B	37,900	657,699
	Atlas Copco AB Series A	113,100	2,005,425
#	Atlas Copco AB Series B	62,000	1,006,154
	Boliden AB	42,100	476,041

26

#	Electrolux AB Series B	33,400	482,621
	Getinge AB	24,225	659,166
	Hennes & Mauritz AB Series B	77,875	4,309,020
#	Hexagon AB	19,900	413,536
	Holmen AB Series B	6,000	204,695
#	Husqvarna AB Series A	8,400	85,836
#	Husqvarna AB Series B	28,000	288,476
*	Lundin Petroleum AB	43,200	669,743
#	Meda AB Series A	16,600	236,560
	Modern Times Group AB Series B	6,100	425,954
	Nordea Bank AB	316,648	5,151,225
	Sandvik AB	125,800	2,162,901
	Scania AB Series A	13,500	285,638
*	Scania AB Series A Redemption Shares	13,500	16,806
	Scania AB Series B	50,400	994,633
*	Scania AB Series B Redemption Shares	50,400	62,743
	Securitas AB Series B	36,700	459,124
	Skandinaviska Enskilda Banken AB Series A	60,900	1,382,460
	Skanska AB Series B	45,800	783,370
#	SKF AB Series B	49,900	936,473
	SSAB Svenskt Stal AB Series A	29,500	1,024,219
	SSAB Svenskt Stal AB Series B	14,200	444,502
	Svenska Cellulosa AB Series B	79,600	1,278,149
	Svenska Handelsbanken AB Series A	67,400	1,878,359
#	Swedbank AB Series A	51,500	1,274,052
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	675,748
	Tele2 AB Series B	45,550	974,663
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	4,073,559
#	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	870,688
	TeliaSonera AB	374,400	3,403,216
	Volvo AB Series A	73,300	1,122,747
	Volvo AB Series B	171,500	2,719,872
	Volvo AB Sponsored ADR	14,500	229,564

TOTAL — SWEDEN			45,062,355

SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
*	ABB, Ltd.	190,743	6,196,245
*	ABB, Ltd. Sponsored ADR	146,900	4,771,312
*	Actelion, Ltd.	14,676	802,680
#	Adecco SA	18,801	1,073,092
	Baloise-Holding AG	8,066	918,253
	Banque Cantonale Vaudoise	422	152,152
	Barry Callebaut AG	267	196,125
	BKW FMB Energie AG	3,118	409,023
	Compagnie Financiere Richemont AG Series A	78,758	4,908,872
	Credit Suisse Group AG	134,647	6,857,573
	Credit Suisse Group AG Sponsored ADR	18,000	916,020
	Efg International AG	5,534	207,535
	Ems-Chemie Holding AG	1,427	205,210
	Geberit AG	4,959	841,273

27

	Givaudan SA	798	773,980
	Helvetia Holding AG	1,037	412,513
	Holcim, Ltd.	33,143	3,098,619
	Julius Baer Holdings, Ltd. AG	28,969	2,373,469
	Kuehne & Nagel International AG	10,198	1,091,525
	Lindt & Spruengli AG	12	396,748
*	Logitech International SA	23,870	782,470
	Lonza Group AG	6,086	843,462
	Nestle SA	61,357	30,178,750
#	Nobel Biocare Holding AG	10,685	421,204
#	Novartis AG	239,486	12,576,193
	Novartis AG ADR	112,700	5,899,845
*	Oerlikon Corp.	1,353	457,893
	Panalpina Welttransport Holding AG	2,364	290,292
	Partners Group Holdings AG	3,699	518,129
	Roche Holding AG Bearer	8,739	1,730,533
	Roche Holding AG Genusschein	107,214	18,494,432
	Schindler Holding AG	5,500	441,743
	SGS SA	933	1,402,341
	Sika AG	278	477,291
#	Sonova Holding AG	9,597	873,984
	Straumann Holding AG	1,457	398,768
	Sulzer AG	4,410	593,581
#	Swatch Group AG	4,325	1,211,222
	Swiss Life Holding AG	4,493	1,264,539
	Swiss Re	54,724	4,253,386
	Swisscom AG	4,372	1,526,964
#	Syngenta AG	9,259	2,834,347
	Syngenta AG ADR	23,500	1,440,315
	The Swatch Group AG	10,214	535,338
*	UBS AG	230,611	5,554,068
*	UBS AG ADR	24,844	587,809
	Zurich Financial SVCS AG	21,889	6,424,044
TOTAL COMMON STOCKS			138,615,162

RIGHTS/WARRANTS — (0.0%)
*	UBS AG ADR Rights 06/16/08	24,844	29,564
*	UBS AG Rights 06/12/08	230,611	307,555
TOTAL RIGHTS/WARRANTS			337,119

TOTAL — SWITZERLAND			138,952,281

UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
	Admiral Group P.L.C.	28,290	489,114
	Aegis Group P.L.C.	93,242	232,012
	Alliance & Leicester P.L.C.	46,652	393,574
	Amec P.L.C.	51,503	852,821
	Amlin P.L.C.	60,463	347,712
	Anglo American P.L.C.	211,678	14,423,981
	Antofagasta P.L.C.	61,565	841,712

28

	ARM Holdings P.L.C.	139,465	286,438
	Arriva P.L.C.	25,545	324,106
	Associated British Foods P.L.C.	68,846	1,175,308
	AstraZeneca P.L.C.	170,638	7,448,643
	AstraZeneca P.L.C. Sponsored ADR	39,600	1,730,124
*	Autonomy Corp. P.L.C.	22,704	399,022
	Aviva P.L.C.	375,659	4,694,632
	BAE Systems P.L.C.	504,429	4,533,503
	Balfour Beatty P.L.C.	38,213	324,804
	Barclays P.L.C.	720,934	5,354,089
#	Barclays P.L.C. Sponsored ADR	62,200	1,861,646
	BG Group P.L.C.	434,325	10,923,618
	BG Group P.L.C. Sponsored ADR	12,500	1,563,674
	BHP Billiton P.L.C.	251,116	9,553,147
#	BHP Billiton P.L.C. ADR	41,000	3,130,760
	BP P.L.C.	2,255,040	27,224,374
	BP P.L.C. Sponsored ADR	94,300	6,837,693
	Brambles, Ltd.	71,029	534,072
	British Airways P.L.C.	94,090	433,965
	British American Tobacco P.L.C.	273,139	10,221,718
	British Energy Group P.L.C.	149,393	2,171,768
	British Sky Broadcasting Group P.L.C.	183,906	1,975,292
	BT Group P.L.C.	917,068	4,037,577
	BT Group P.L.C. Sponsored ADR	30,702	1,351,195
	Bunzl P.L.C.	39,550	554,015
	Burberry Group P.L.C.	69,741	691,127
	Cable and Wireless P.L.C.	334,935	1,091,030
*	Cadbury P.L.C.	138,649	1,853,816
*	Cadbury P.L.C. Sponsored ADR	16,528	887,388
*	Cairn Energy P.L.C.	18,862	1,260,294
	Capita Group PLC	83,976	1,126,454
	Carnival P.L.C.	21,630	824,184
	Carnival P.L.C. ADR	6,800	262,684
	Carphone Warehouse Group P.L.C.	69,733	328,177
	Centrica P.L.C.	529,509	3,083,857
	Charter P.L.C.	30,126	541,617
	Cobham P.L.C.	121,998	511,421
	Compass Group P.L.C.	273,560	2,034,637
	Daily Mail & General Trust P.L.C. Series A	35,202	283,922
	Diageo P.L.C.	314,077	6,142,563
	Diageo P.L.C. Sponsored ADR	8,500	668,270
	Drax Group P.L.C.	61,484	824,916
	DSG International P.L.C.	217,103	250,491
*	easyJet P.L.C.	31,837	190,255
	Enterprise Inns P.L.C.	71,034	657,543
	Experian Group, Ltd.	134,549	1,082,830
	Firstgroup P.L.C.	59,437	623,997
	Friends Provident P.L.C.	209,193	502,005
	G4S P.L.C.	192,526	859,975
	GKN P.L.C.	93,510	539,829
	GlaxoSmithKline P.L.C.	629,019	13,930,677
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,443,782

29

	Hays P.L.C.	199,150	404,618
	HBOS P.L.C.	534,085	4,235,452
	Home Retail Group	106,022	492,436
	HSBC Holdings P.L.C.	1,242,796	20,967,558
	HSBC Holdings P.L.C. Sponsored ADR	98,000	8,252,580
	ICAP P.L.C.	64,402	785,936
	IMI P.L.C.	45,074	458,905
	Imperial Tobacco Group P.L.C.	72,542	2,910,576
	Imperial Tobacco Group P.L.C. ADR	14,200	1,293,620
	Inchcape P.L.C.	54,837	474,779
	Informa P.L.C.	51,377	391,461
	Inmarsat P.L.C.	67,402	630,077
	Intercontinental Hotels Group P.L.C.	33,398	550,500
	International Power P.L.C.	226,874	1,999,099
	Intertek Group P.L.C.	14,739	298,839
*	Invensys P.L.C.	139,504	891,271
	Investec P.L.C.	63,999	444,670
	ITV P.L.C.	488,162	569,710
	John Wood Group P.L.C.	52,188	462,647
	Johnson Matthey P.L.C.	29,167	1,165,462
	Kazakhmys P.L.C.	34,425	1,153,343
	Kesa Electricals P.L.C.	47,659	191,909
	Kingfisher P.L.C.	278,439	758,697
	Ladbrokes P.L.C.	71,647	445,607
	Legal and General Group P.L.C.	905,060	2,149,543
	Lloyds TSB Group P.L.C.	628,751	4,787,790
#	Lloyds TSB Group P.L.C. Sponsored ADR	58,100	1,779,603
	Logica P.L.C.	178,255	428,999
	London Stock Exchange Group P.L.C.	23,585	480,172
	Lonmin P.L.C.	23,134	1,586,951
	Man Group P.L.C.	290,430	3,575,867
	Marks & Spencer Group P.L.C.	224,848	1,694,974
	Meggitt P.L.C.	74,684	360,458
	Millennium and Copthorne Hotels P.L.C.	15,404	117,034
	Mitchells & Butlers P.L.C.	42,548	274,356
	Mondi P.L.C.	45,856	327,407
	National Express Group P.L.C.	15,806	286,329
	National Grid P.L.C.	297,760	4,403,232
#	National Grid P.L.C. Sponsored ADR	18,000	1,336,860
	Next P.L.C.	27,575	632,534
	Northumbrian Water Group P.L.C.	66,232	432,058
	Old Mutual P.L.C.	828,942	1,921,991
	Pearson P.L.C.	84,821	1,147,393
#	Pearson P.L.C. Sponsored ADR	23,800	322,014
	Pennon Group P.L.C.	45,679	587,448
	Persimmon P.L.C.	34,876	333,009
	Prudential P.L.C.	249,777	3,291,996
	Prudential P.L.C. ADR	46,700	1,235,215
	Punch Taverns P.L.C.	31,023	341,215
	Reckitt Benckiser Group P.L.C.	87,463	5,154,853
	Reed Elsevier P.L.C.	104,748	1,319,200
	Reed Elsevier P.L.C. ADR	5,886	295,536

30

	Rentokil Initial P.L.C.	211,528	418,305
	Rexam P.L.C.	95,761	840,987
	Rio Tinto P.L.C.	114,511	13,772,938
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,429,300
*	Rolls-Royce Group P.L.C. (3283648)	261,343	2,190,522
*	Rolls-Royce Group P.L.C. Series B	23,416,332	46,386
	Royal Bank of Scotland Group P.L.C.	1,447,600	6,561,077
	Royal Dutch Shell P.L.C. ADR	120,400	10,081,092
	Royal Dutch Shell P.L.C. Series B	303,924	12,697,278
	RSA Insurance Group P.L.C.	460,514	1,252,255
	SABmiller P.L.C.	132,413	3,412,399
	Sage Group P.L.C.	183,476	818,380
	Sainsbury (J.) P.L.C.	198,701	1,373,044
	Schroders P.L.C.	18,739	390,256
	Schroders P.L.C. Non-Voting	9,996	180,677
	Scottish & Southern Energy P.L.C.	124,495	3,632,197
	Serco Group P.L.C.	81,625	722,532
	Severn Trent P.L.C.	34,674	1,001,415
*	Shire, Ltd.	50,705	864,942
	Shire, Ltd. ADR	9,000	464,040
	Smith & Nephew P.L.C.	96,278	1,034,438
	Smith & Nephew P.L.C. Sponsored ADR	7,000	376,950
	Smiths Group P.L.C.	46,246	922,288
	St. Jame’s Place P.L.C.	19,946	103,024
	Stagecoach Group P.L.C.	77,637	357,174
	Standard Chartered P.L.C.	209,885	7,805,376
	Standard Life P.L.C.	291,136	1,449,122
	Tate & Lyle P.L.C.	57,334	526,854
	Taylor Wimpey P.L.C.	117,386	198,039
	Tesco P.L.C.	1,179,771	9,691,388
	Thomas Cook Group P.L.C.	66,945	328,670
*	Thomson Reuters P.L.C.	21,813	704,149
*	Thomson Reuters P.L.C. ADR	288	55,892
	Tomkins P.L.C.	73,285	262,829
	Tomkins P.L.C. Sponsored ADR	8,700	125,193
	Travis Perkins P.L.C.	15,009	248,535
	TUI Travel P.L.C.	91,742	444,042
	Tullow Oil P.L.C.	100,008	1,770,898
	Unilever P.L.C.	135,225	4,477,390
	Unilever P.L.C. Sponsored ADR	59,800	1,976,390
	United Business Media P.L.C.	30,736	375,450
	United Utilities P.L.C.	111,796	1,659,294
	United Utilities P.L.C. Sponsored ADR	6,700	198,211
	Vedanta Resources P.L.C.	28,387	1,409,196
	Vodafone Group P.L.C.	6,093,647	19,567,474
	Vodafone Group P.L.C. Sponsered ADR	183,300	5,882,097
	Whitbread P.L.C.	23,915	607,800
	William Hill P.L.C.	36,703	275,751
	William Morrison Supermarkets P.L.C.	345,876	2,006,905
	Wolseley P.L.C.	61,030	665,398
#	Wolseley P.L.C. ADR	19,300	209,774
	WPP Group P.L.C.	124,799	1,512,234

31

WPP Group P.L.C. Sponsored ADR	7,000	424,550
Xstrata P.L.C.	115,064	9,104,896
Yell Group P.L.C.	122,881	307,390
TOTAL COMMON STOCKS		403,772,722

RIGHTS/WARRANTS — (0.0%)
* Imperial Tobacco Group P.L.C. Rights 06/11/08	36,271	359,247
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	884,644	490,671
TOTAL RIGHTS/WARRANTS		849,918

TOTAL — UNITED KINGDOM		404,622,640

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Dr. Pepper Snapple Group, Inc. ADR (26138E109)	9,696	244,145
* Dr. Pepper Snapple Group, Inc. ADR (B2QW0Z8)	25,996	655,619

TOTAL — UNITED STATES		899,764

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $7,680,000 FHLMC 6.584%(r), 03/01/37, valued at $6,206,476) to be repurchased at $6,113,988	$6,113	6,113,000

SECURITIES LENDING COLLATERAL — (11.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $307,968,985 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/19 to 11/01/37 & FNMA, rates ranging from 4.818%(r) to 6.465%(r), maturities ranging from 06/01/33 to 09/01/45, valued at $227,451,929) to be repurchased at $223,035,756	222,992	222,992,087

@ Repurchase Agreement, Greenwich Capital MBS 2.33%, 06/02/08 (Collateralized by $55,963,311 FNMA 5.000%, 04/01/38 & 5.000%, 05/01/38, valued at $54,063,895) to be repurchased at $53,010,291	53,000	53,000,000
TOTAL SECURITIES LENDING COLLATERAL		275,992,087

TOTAL INVESTMENTS - (100.0%) (Cost $1,799,860,790)		$2,401,575,687

See accompanying Notes to Financial Statements.

32

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
#	ABB Grain, Ltd.	83,154	$841,607
#	ABC Learning Centres, Ltd.	154,431	227,651
# *	Adamus Resources, Ltd.	32,000	16,206
#	Adelaide Brighton, Ltd.	149,487	522,217
# *	Admiralty Resources NL	134,860	22,603
# *	AED Oil, Ltd.	17,469	43,645
	Aevum, Ltd.	52,540	102,451
	AGL Energy, Ltd.	30,227	416,718
	AJ Lucas Group, Ltd.	13,260	82,368
*	Alchemia, Ltd.	48,783	16,331
#	Alesco Corp., Ltd.	56,335	422,447
*	Alkane Resources, Ltd.	190,707	76,550
*	Alliance Resources, Ltd.	27,027	34,962
	Alumina, Ltd.	17,809	97,263
	Alumina, Ltd. Sponsored ADR	25,200	551,376
*	Amadeus Energy, Ltd.	56,725	32,550
	Amalgamated Holdings, Ltd.	42,374	222,881
	Amcor, Ltd.	137,476	801,038
	Amcor, Ltd. Sponsored ADR	31,007	720,172
	AMP, Ltd.	58,226	409,005
*	Andean Resources, Ltd.	41,922	75,013
	Ansell, Ltd.	69,135	727,534
*	Antares Energy, Ltd.	51,000	8,300
# *	Anzon Australia, Ltd.	87,566	103,046
#	APA Group	89,519	246,608
	APN News & Media, Ltd.	173,088	668,716
*	Aquila Resources, Ltd.	40,206	625,591
# *	Arana Therapeutics, Ltd.	118,582	116,222
	ARB Corporation, Ltd.	20,413	80,968
*	ARC Energy, Ltd.	112,111	166,283
#	Aristocrat Leisure, Ltd.	44,530	317,597
*	Arrow Energy NL	161,318	522,698
	Asciano Group	75,788	315,513
	ASG Group, Ltd.	40,565	45,368
	Aspen Group	359	494
	ASX, Ltd.	33,415	1,099,870
	Atlas Group Holding, Ltd.	42,493	17,056
*	Aurora Oil and Gas, Ltd.	111,113	53,153
	Ausdrill, Ltd.	72,606	180,384
#	Austal, Ltd.	54,524	167,955
# *	Austar United Communications, Ltd.	204,458	264,243

1

	Austereo Group, Ltd.	97,856	169,674
	Australand Property Group	155,386	237,834
	Australia & New Zealand Banking Group, Ltd.	376,573	7,815,172
#	Australian Agricultural Co., Ltd.	75,868	233,407
	Australian Infrastructure Fund	113,065	279,145
# *	Australian Pharmaceutical Industries, Ltd.	99,885	101,643
	Australian Wealth Management, Ltd.	83,000	137,000
*	Australian Worldwide Exploration, Ltd.	210,986	866,218
	Automotive Holdings Group	65,876	154,996
*	Aviva Corp., Ltd.	1,944	1,535
#	AVJennings, Ltd.	74,872	45,437
	AWB, Ltd.	202,238	601,854
	AXA Asia Pacific Holdings, Ltd.	116,179	587,249
	Babcock & Brown Communities, Ltd.	189,994	86,326
#	Babcock & Brown Infrastructure Group	414,265	414,093
*	Babcock & Brown Wind Partners	101,000	164,195
#	Babcock & Brown, Ltd.	39,476	471,536
#	Bank of Queensland, Ltd.	74,431	1,134,161
	Beach Petroleum, Ltd.	518,788	830,065
	Becton Property Group	62,904	105,855
*	Bemax Resources, Ltd.	465,303	137,956
#	Bendigo Bank, Ltd. (6091280)	150,077	2,027,701
# *	Bendigo Mining, Ltd.	210,538	59,336
	BHP Billiton, Ltd. Sponsored ADR	44,200	3,727,828
#	Billabong International, Ltd.	73,644	851,431
# *	Biota Holdings, Ltd.	63,363	60,910
	Blackmores, Ltd.	1,361	24,198
	BlueScope Steel, Ltd.	227,954	2,475,923
*	Boart Longyear Group	246,998	489,326
#	Boom Logistics, Ltd.	53,887	47,412
#	Boral, Ltd.	345,108	1,990,349
	Bradken, Ltd.	29,601	252,454
	Brambles, Ltd.	39,031	306,361
*	Breakaway Resporces. Ltd.	33,000	14,172
#	Brickworks, Ltd.	67,081	693,142
	BSA, Ltd.	37,606	13,155
#	Cabcharge Australia, Ltd.	42,060	361,264
*	Calliden Group, Ltd.	22,482	9,030
	Caltex Australia, Ltd.	72,425	1,035,673
#	Campbell Brothers, Ltd.	17,693	513,531
# *	Capral Aluminium, Ltd.	23,549	6,709
#	Cardno, Ltd.	34,912	176,943
*	Carpentaria Exploration, Ltd.	15,738	1,809
	Cash Converters International, Ltd.	32,299	8,188
# *	CBH Resources, Ltd. (6727905)	339,546	94,166
*	CBH Resources, Ltd. (B2QTVZ6)	35,697	—
	CEC Group, Ltd.	1,147	658
*	Cellestis, Ltd.	15,436	37,799
*	Centamin Egypt, Ltd.	217,608	277,567
#	Centennial Coal Co., Ltd.	150,539	734,011
*	Ceramic Fuel Cells, Ltd.	12,000	4,818
#	Challenger Financial Services Group, Ltd.	146,708	278,262

2

	Charter Hall Group	118,532	165,033
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	34,210	28,344
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	163
# *	Citigold Corp., Ltd.	353,379	99,726
	City Pacific, Ltd.	43,314	28,593
#	Clarius Group, Ltd.	21,362	31,461
*	Clough, Ltd.	150,276	94,787
*	CMI, Ltd.	21,191	19,837
# *	Coal of Africa, Ltd.	29,955	115,922
	Coca-Cola Amatil, Ltd.	46,338	358,369
	Cochlear, Ltd.	7,094	367,621
	Codan, Ltd.	4,156	2,781
*	Coeur d’Alene Mines Corp.	13,048	41,779
#	Coffey International, Ltd.	25,050	59,164
# *	Commander Communications, Ltd.	57,385	6,859
	Commonwealth Bank of Australia	214,475	8,686,772
# *	Compass Resources NL	18,720	44,385
	Computershare, Ltd.	99,759	910,984
#	ConnectEast Group	437,778	515,173
	Consolidated Rutile, Ltd.	60,615	23,747
# *	Copperco, Ltd.	144,300	82,840
	Corporate Express Australia, Ltd.	29,821	153,414
#	Count Financial, Ltd.	35,349	83,175
*	Coventry Group, Ltd.	13,156	24,410
	CP1, Ltd.	80,000	15,693
	Crane Group, Ltd.	38,804	516,076
	Credit Corp. Group, Ltd.	5,805	4,414
*	Crescent Gold, Ltd.	260,052	63,427
	Crown, Ltd.	51,278	516,298
	CSL, Ltd.	12,261	466,829
#	CSR, Ltd.	515,238	1,438,757
# *	Customers, Ltd.	367,952	36,925
	Data#3, Ltd.	3,162	17,996
#	David Jones, Ltd.	227,539	797,155
# *	Deep Yellow, Ltd.	333,938	103,815
	Devine, Ltd.	98,024	89,015
*	Dioro Exploration NL (6482044)	27,574	27,960
	Dominion Mining, Ltd.	24,619	85,911
	Downer EDI, Ltd.	175,139	1,207,230
*	Drillsearch Energy, Ltd.	703,382	40,362
	DUET Group	168,675	524,266
#	Dyno Nobel, Ltd.	276,047	836,705
# *	Eastern Star Gas, Ltd.	230,163	169,579
#	Energy Developments, Ltd.	54,920	134,996
*	Energy World Corp., Ltd.	215,894	260,358
#	Envestra, Ltd.	256,117	177,559
	Envirozel, Ltd.	85,568	21,305
	Equigold NL	60,754	245,353
*	ERG, Ltd.	186,113	5,516
	Euroz, Ltd.	10,178	36,585
#	Fairfax Media, Ltd.	378,868	1,254,538
#	Felix Resources, Ltd.	49,166	1,086,840

3

*	First Australian Resources, Ltd.	265,458	30,455
#	FKP Property Group	110,252	417,819
#	Fleetwood Corp., Ltd.	12,834	119,593
#	Flight Centre, Ltd.	15,157	275,589
	Forest Enterprises Australia, Ltd.	51,018	25,370
*	Fortescue Metals Group, Ltd.	136,850	1,392,235
	Foster’s Group, Ltd.	342,200	1,799,398
	Funtastic, Ltd.	54,775	34,559
	Futuris Corp., Ltd.	363,226	621,362
*	Geodynamics, Ltd.	84,142	142,832
# *	Gindalbie Metals, Ltd.	78,694	124,327
*	Giralia Resources NL	91,756	240,881
*	Golden Gate Petroleum, Ltd.	34,478	8,891
	Goodman Fielder, Ltd.	754,871	1,264,031
#	Graincorp, Ltd. Series A	27,720	309,608
# *	Grange Resources, Ltd.	22,699	34,704
	GRD, Ltd.	82,339	92,917
#	Great Southern, Ltd.	119,587	166,517
#	GUD Holdings, Ltd.	22,534	189,986
#	Gunns, Ltd.	223,440	645,875
#	GWA International, Ltd.	121,079	326,633
	Harvey Norman Holdings, Ltd.	303,937	1,073,640
	Hastie Group, Ltd.	36,842	111,309
#	Healthscope, Ltd.	87,791	380,317
*	Herald Resources, Ltd.	79,842	208,335
*	Heron Resources, Ltd.	87,742	57,033
#	Hills Industries, Ltd.	88,000	288,783
*	Horizon Oil, Ltd.	163,553	68,010
#	Housewares International, Ltd.	55,735	77,344
# *	IBA Health Group, Ltd.	153,253	96,168
	IDT Australia, Ltd.	8,350	16,767
	iiNet, Ltd.	62,832	110,045
#	Iluka Resources, Ltd.	200,174	705,498
	Imdex, Ltd.	45,927	76,871
#	Incitec Pivot, Ltd.	8,372	1,394,237
#	Independence Group NL	16,915	104,320
*	Independent Practitioner Network, Ltd.	37,538	8,619
# *	Indophil Resources NL	95,364	102,193
#	Industrea, Ltd.	167,434	92,962
#	Infomedia, Ltd.	80,383	29,970
*	Innamincka Petroleum, Ltd.	57,505	61,679
	Insurance Australia Group, Ltd.	545,215	2,097,566
	Integrated Research, Ltd.	1,564	545
*	Intrepid Mines, Ltd.	15,500	5,040
	Invocare, Ltd.	17,111	109,614
#	IOOF Holdings, Ltd.	30,804	160,635
#	Iress Market Technology, Ltd.	22,660	141,766
# *	Jabiru Metals, Ltd.	17,929	14,064
#	James Hardie Industries NL	10,437	54,463
	JB Hi-Fi, Ltd.	18,365	170,633
	Just Group, Ltd.	27,800	103,715
	Kagara, Ltd.	63,589	298,225

4

# *	Kings Minerals NL	58,252	12,794
# *	Kingsgate Consolidated, Ltd.	42,029	225,162
*	Lakes Oil NL	2,676,661	15,377
*	Lednium, Ltd.	21,998	1,682
#	Leighton Holdings, Ltd.	7,365	376,021
	Lend Lease Corp., Ltd.	112,141	1,306,229
*	Life Therapeutics, Ltd.	9,864	820
# *	Lihir Gold, Ltd.	353,661	1,016,616
	Lion Nathan, Ltd.	67,898	627,164
*	Lodestar Minerals, Ltd.	14,992	1,577
# *	Lynas Corp., Ltd.	201,595	286,369
	MacArthur Coal, Ltd.	38,292	720,156
#	MacMahon Holdings, Ltd.	173,864	287,947
*	Macmin Silver, Ltd.	217,092	22,828
	Macquarie Airports	50,188	139,270
#	Macquarie Communications Infrastructure Group	123,678	421,406
#	Macquarie Group, Ltd.	41,487	2,167,378
	Macquarie Media Group, Ltd.	78,997	274,105
# *	Marion Energy, Ltd.	106,514	67,245
	MaxiTRANS Industries, Ltd.	89,066	57,031
*	McGuigan Simeon Wines, Ltd.	62,605	106,393
	McPherson’s, Ltd.	31,493	78,996
	Melbourne IT, Ltd.	29,761	96,759
	Mermaid Marine Australia, Ltd.	46,115	70,563
#	Metcash, Ltd.	360,024	1,415,503
	MFS Living and Leisure Group	62,000	3,436
*	Midwest Corp., Ltd.	19,714	133,140
	Minara Resources, Ltd.	84,706	384,071
	Mincor Resources NL	57,880	178,389
*	Mineral Deposits, Ltd.	171,479	149,923
*	Mirabela Nickel, Ltd.	4,900	31,151
	Mirvac, Ltd.	129,193	406,919
	Mitchell Communications Group, Ltd.	80,047	49,785
*	Molopo Australia, Ltd.	62,480	91,531
#	Monadelphous Group, Ltd.	9,393	118,414
	Mortgage Choice, Ltd.	22,700	22,466
*	Mosaic Oil NL	264,000	41,626
*	Mount Gibson Iron, Ltd.	210,387	658,598
# *	Murchison Metals, Ltd.	49,416	195,927
	MYOB, Ltd.	147,019	196,771
	National Australia Bank, Ltd.	246,013	7,373,649
	Navitas, Ltd.	39,600	78,789
	New Hope Corp., Ltd.	348,615	1,711,447
	Newcrest Mining, Ltd.	15,351	467,481
*	NewSat, Ltd.	2,500,000	9,487
# *	Nexus Energy, Ltd.	162,431	289,270
# *	Nido Petroleum, Ltd.	255,023	124,502
*	Novogen, Ltd. Sponsored ADR	2,215	16,635
	Nufarm, Ltd.	45,607	735,187
*	Nylex, Ltd.	7,642	4,314
#	Oakton, Ltd.	10,234	36,328
# *	Oceana Gold Corp.	11,340	15,185

5

	Oil Search, Ltd.	419,152	2,464,925
	Onesteel, Ltd.	240,808	1,662,827
	Orica, Ltd.	53,373	1,546,476
	Origin Energy, Ltd.	258,743	3,862,160
#	Over Fifty Group, Ltd.	7,426	10,656
#	Oxiana, Ltd.	235,835	697,169
	Pacific Brands, Ltd.	320,268	650,008
# *	Paladin Energy, Ltd.	205,179	1,147,760
# *	Pan Pacific Petroleum NL	255,023	68,361
# *	PanAust, Ltd.	460,757	469,243
	Paperlinx, Ltd.	262,709	568,143
#	Peet, Ltd.	50,909	126,019
	Perilya, Ltd.	40,912	30,717
#	Perpetual Trustees Australia, Ltd.	4,342	213,964
*	Petsec Energy, Ltd.	48,701	48,500
# *	Pharmaxis, Ltd.	21,043	35,027
#	Photon Group, Ltd.	36,655	142,053
*	Planet Gas, Ltd.	20,000	2,588
*	Platinum Asset Mangement, Ltd.	29,000	127,072
# *	Platinum Australia, Ltd.	26,154	71,495
#	PMP, Ltd.	166,924	159,688
	Port Bouvard, Ltd.	77,271	54,313
*	Portman, Ltd.	50,087	838,262
	Primary Health Care, Ltd.	82,201	479,628
	Prime Media Group, Ltd.	28,742	82,556
	Programmed Maintenance Service, Ltd.	44,949	208,004
*	pSvida, Ltd.	480,208	60,874
#	Publishing and Broadcasting, Ltd.	51,278	176,463
	Qantas Airways, Ltd.	279,569	928,393
	QBE Insurance Group, Ltd.	101,374	2,371,291
# *	Queensland Gas Co., Ltd.	42,060	246,750
#	Ramsay Health Care, Ltd.	45,479	477,615
#	RCR Tomlinson, Ltd.	56,644	44,116
#	Reckon, Ltd.	26,821	31,794
	Redflex Holdings, Ltd.	27,180	79,020
	Reece Australia, Ltd.	1,214	26,449
*	Resolute Mining, Ltd.	82,808	202,046
	Reverse Corp., Ltd.	5,700	8,990
#	Ridley Corp., Ltd.	152,610	207,066
#	Rio Tinto, Ltd.	11,376	1,502,007
*	Riversdale Mining, Ltd.	49,792	514,810
*	Roc Oil Co., Ltd.	151,146	347,486
#	SAI Global, Ltd.	62,551	161,466
*	Salinas Energy, Ltd.	37,518	15,793
	Sally Malay Mining, Ltd.	74,839	343,380
#	Salmat, Ltd.	57,137	207,587
	Santos, Ltd.	145,518	2,937,300
#	Seek, Ltd.	22,728	118,109
#	Select Harvests, Ltd.	12,751	77,479
	Servcorp, Ltd.	28,437	111,460
#	Service Stream, Ltd.	80,359	96,051
#	Seven Network, Ltd.	77,114	663,952

6

#	Sigma Pharmaceuticals, Ltd.	180,816	213,709
*	Silex System, Ltd.	19,663	134,639
	Sims Group, Ltd.	46,743	1,679,898
# *	Sino Gold Mining, Ltd.	39,167	211,842
*	Sino Strategic International, Ltd.	9,056	8,655
#	Skilled Group, Ltd.	6,426	20,028
	SMS Management & Technology, Ltd.	19,013	89,146
	Sonic Healthcare, Ltd.	133,732	1,843,016
*	SP Ausnet	42,224	50,284
	SP Telemedia, Ltd.	238,005	56,878
*	Spark Infrastructure Group	111,711	191,773
	Specialty Fashion Group, Ltd.	15,256	14,364
# *	Sphere Investments, Ltd. (6162272)	41,187	142,633
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	98,689	287,107
# *	St. Barbara, Ltd.	312,252	182,064
#	St. George Bank, Ltd.	60,215	1,971,829
	Staging Connections Group, Ltd.	15,000	4,299
	Straits Resources, Ltd.	55,870	416,894
	Structural Systems, Ltd.	24,031	62,043
	Stuart Petroleum, Ltd.	5,000	6,189
#	STW Communications Group, Ltd.	102,740	210,580
	Suncorp-Metway, Ltd.	100,632	1,389,764
*	Sundance Resources, Ltd.	135,618	48,685
	Sunland Group, Ltd.	99,713	252,043
	Super Cheap Auto Group, Ltd.	37,900	112,142
*	Symex Holdings, Ltd.	21,158	8,085
	TABCORP Holdings, Ltd.	165,392	1,778,132
	Talent2 International, Ltd.	34,052	47,204
# *	Tamaya Resources, Ltd.	212,253	21,288
*	Tap Oil, Ltd.	67,582	124,497
#	Tassal Group, Ltd.	49,975	148,829
#	Tatts Group, Ltd.	253,230	634,868
	Technology One, Ltd.	9,236	8,256
	Telstra Corp., Ltd.	16,750	76,123
	Telstra Corp., Ltd. ADR	37,100	840,111
#	Ten Network Holdings, Ltd.	266,582	535,915
	TFS Corp., Ltd.	79,331	85,006
	Thakral Holdings Group	231,596	195,866
	The Reject Shop, Ltd.	8,292	80,910
#	Timbercorp, Ltd.	160,788	153,736
*	TNG, Ltd.	8,554	1,103
	Toll Holdings, Ltd.	115,305	832,713
#	Tower Australia Group, Ltd.	173,625	485,432
#	Transfield Services, Ltd.	61,482	550,020
*	Transpacific Industries Group, Ltd.	9,800	75,485
#	Transurban Group	71,317	388,350
	Troy Resources NL	24,261	54,525
	Trust Co., Ltd.	9,076	94,554
*	Unilife Medical Solutions, Ltd.	53,137	13,968
#	United Group, Ltd.	57,928	733,867
	UXC, Ltd.	76,069	93,484

7

# *	Ventracor, Ltd.	129,038	42,604
*	View Resources, Ltd.	143,288	17,804
#	Village Roadshow, Ltd.	39,124	98,284
#	Virgin Blue Holdings, Ltd.	454,645	300,206
	Vision Group Holdings, Ltd.	25,624	48,737
	Washington H. Soul Pattinson & Co., Ltd.	97,370	936,514
	Watpac, Ltd.	39,676	86,084
	Wattyl, Ltd.	48,895	65,165
	Webjet, Ltd.	37,950	50,766
	Webster, Ltd.	13,125	17,640
	Wesfarmers, Ltd. (6948836)	45,978	1,668,042
	Wesfarmers, Ltd. (B291502)	4,668	172,974
#	West Australian Newspapers Holdings, Ltd.	20,839	188,441
# *	Western Areas NL	19,985	192,408
	Westpac Banking Corp.	42,826	1,064,661
	Westpac Banking Corp. Sponsored ADR	37,400	4,541,108
	WHK Group, Ltd.	138,538	165,636
#	Wide Bay Australia, Ltd.	11,602	117,231
*	Windimurra Vanadium, Ltd.	43,376	120,829
	Woodside Petroleum, Ltd.	14,275	888,769
	Woolworths, Ltd.	59,315	1,573,288
#	WorleyParsons, Ltd.	13,638	487,128
	Zinifex, Ltd.	131,496	1,195,947
TOTAL COMMON STOCKS			163,971,150

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	47,796

RIGHTS/WARRANTS — (0.0%)
*	Carpentaria Exploration, Ltd. Rights 06/23/08	7,869	—
*	Mosaic Oil NL Options 05/31/09	12,000	573
*	Sino Gold Mining, Ltd. Rights 12/18/08	4,934	7,823
*	Victoria Petroleum NL Rights 01/31/10	42,768	4,088
TOTAL RIGHTS/WARRANTS			12,484

TOTAL — AUSTRALIA			164,031,430

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
	Agrana Beteiligungs AG	2,061	227,225
	Andritz AG	6,655	449,962
*	A-TEC Industries AG	409	42,316
*	Austrian Airlines AG	17,769	124,754
# *	BWIN Interactive Entertainment AG	5,610	202,463
#	BWT AG	2,227	94,350
# *	CA Immobilien Anlagen AG	4,844	115,677
#	Constantia Packaging AG	1,847	142,280
*	Conwert Immobilien Invest AG	1,021	18,226
#	Erste Bank der Oesterreichischen Sparkassen AG	68,639	5,237,348
#	EVN AG	15,996	546,213

8

	Flughafen Wien AG	4,686	539,027
	Frauenthal Holding AG	198	5,587
*	Intercell AG	7,066	327,722
	Lenzing AG	637	374,827
	Mayr-Melnhof Karton AG	5,129	533,831
	Oberbank AG	720	161,533
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	262,649
	Oesterreichische Post AG	10,590	471,060
#	OMV AG	49,668	4,088,513
#	Palfinger AG	2,328	92,009
	Raiffeisen International Bank-Holding AG	2,970	444,995
*	RHI AG	9,180	430,345
#	Rosenbauer International AG	1,136	60,111
*	S&T System Integration & Technology Distribution AG	653	36,180
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	178,172
*	Sparkassen Immobilien AG	3,794	43,026
	Telekom Austria AG	13,961	332,931
	Telekom Austria AG ADR	4,200	200,118
#	Uniqa Versicherungen AG	35,814	1,091,178
	Voestalpine AG	24,059	2,005,450
	Wiener Staedtische Versicherung AG	10,828	823,192
	Wienerberger AG	50,279	2,662,876
	Wolford AG	994	34,771
*	Zumtobel AG	17,822	556,138

TOTAL — AUSTRIA			22,957,055

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
	Ackermans & Van Haaren	11,998	1,314,125
*	Agfa Gevaert NV	74,271	569,370
	Banque Nationale de Belgique	135	626,804
	Barco NV	6,210	422,916
#	Bekaert SA	6,188	994,348
*	Belgacom SA	12,066	567,678
	Colruyt SA	1,900	481,341
	Compagnie d’Entreprises CFE	2,582	283,052
#	Compagnie Immobiliere de Belgique SA	1,158	72,177
	Compagnie Maritime Belge SA	2,791	191,057
#	Deceuninck NV	4,534	85,073
#	Delhaize Group	4,235	318,543
	Delhaize Group Sponsored ADR	49,638	3,747,669
#	Dexia SA	185,214	4,365,810
#	Distrigaz	33	345,016
	D’Ieteren NV SA	1,483	454,353
	Duvel Moorgat SA	360	25,210
	Econocom Group SA	3,302	43,051
#	Elia System Operator SA NV	5,189	218,820
	Euronav SA	12,117	509,693
#	Exmar NV	4,114	118,984
#	Fortis	399,837	9,780,924
*	ICOS Vision Systems NV	1,915	108,313

9

	Image Recognition Integrated Systems (I.R.I.S.)	843	69,400
	InBev NV	8,514	656,373
# *	Innogenetics NV	2,604	23,168
*	Ion Beam Application	2,356	65,315
#	Jensen-Group NV	2,121	28,905
	KBC Groep NV	20,844	2,570,788
#	Kinepolis	954	50,319
#	Melexis NV	4,772	85,865
	Mobistar SA	4,316	354,488
	Omega Pharma SA	6,823	285,588
# *	Option NV	7,840	73,177
# *	Real Software NV	100,171	40,493
#	Recticel SA	7,379	108,215
	Rosier SA	38	21,714
#	Roularta Media Group NV	1,066	62,242
	Sapec SA	208	38,657
	Sioen Industries NV	3,917	55,564
	Sipef NV	548	447,912
#	Solvay SA	13,528	1,937,586
*	Spector Photo Group SA	12,000	22,778
*	Telenet Group Holding NV	17,838	455,553
	Tessenderlo Chemie NV	13,011	710,961
	UCB SA (5596991)	63,510	2,560,409
#	UCB SA (5675588)	546	22,052
	Umicore	16,405	896,286
	Van De Velde NV	1,294	62,379
#	VPK Packaging Group SA	1,132	55,572
TOTAL COMMON STOCKS			37,406,086

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	63,424	987

TOTAL — BELGIUM			37,407,073

CANADA — (7.0%)
COMMON STOCKS — (7.0%)
*	20-20 Technologies, Inc.	600	3,502
*	Aastra Technologies, Ltd.	7,900	205,133
*	Abitibibowater, Inc.	4,682	55,368
*	Absolute Software Corp.	12,400	144,891
*	Accrete Energy, Inc.	7,800	46,002
*	Adaltis, Inc.	5,500	1,882
# *	Adanac Molybdenum Corp.	20,300	14,302
	Addax Petroleum Corp.	5,400	279,891
	Aecon Group, Inc.	8,800	146,047
*	AEterna Zentaris, Inc.	6,800	9,855
	AGF Management, Ltd. Class B	50,252	1,150,597
	Agnico Eagle Mines, Ltd.	11,731	830,592
	Agrium, Inc.	18,400	1,606,667
# *	Ainsworth Lumber Co., Ltd.	1,900	5,545
*	Akela Pharma, Inc.	529	767

10

	Akita Drilling, Ltd.	5,400	89,946
*	Alamos Gold, Inc.	32,600	217,202
*	Alberta Clipper Energy, Inc.	18,800	57,709
# *	Alexco Resource Corp.	9,700	35,438
	Alimentation Couche-Taro, Inc. Class B	55,700	815,655
*	Allen-Vanguard Corp.	15,000	39,402
*	Altius Minerals Corp.	9,000	118,116
	Amerigo Resources, Ltd.	45,100	93,958
	Amica Mature Lifestyles, Inc.	1,600	11,014
*	Anderson Energy, Ltd.	37,400	169,384
	Andrew Peller, Ltd.	900	8,723
# *	Angiotech Pharmaceuticals, Inc.	36,800	103,704
# *	Antrim Energy, Inc.	33,500	119,017
*	Anvil Mining, Ltd.	35,700	373,671
*	Aquiline Resources, Inc.	6,100	46,597
*	Arawak Energy Corp.	36,500	91,838
	Astral Media, Inc. Class A	30,494	1,060,354
#	Atco, Ltd. Class 1	9,600	511,594
*	Atlantis Systems Corp.	2,500	239
*	Atna Resource, Ltd.	5,200	3,977
*	Atrium Innovations, Inc.	5,814	100,469
*	ATS Automation Tooling System, Inc.	41,440	256,915
*	Augusta Resource Corp.	25,200	118,949
# *	Aurelian Resources, Inc.	23,000	108,796
*	Aurizon Mines, Ltd.	17,600	85,556
# *	Aurora Energy Resources, Inc.	7,000	36,987
# *	AXIA NetMedia Corp.	25,200	72,283
*	Azure Dynamics Corp.	51,000	14,372
*	Baffinland Iron Mines Corp.	12,900	44,143
# *	Baja Mining Corp.	4,800	7,633
# *	Ballard Power Systems, Inc.	39,400	168,529
#	Bank of Montreal	79,373	3,895,955
#	Bank of Nova Scotia	119,101	5,963,441
# *	Bankers Petroleum, Ltd.	107,800	219,159
	Barrick Gold Corp.	116,117	4,678,103
#	BCE, Inc.	20,716	730,773
	Bell Aliant Regional Communications Income Fund	1,300	38,204
*	Berens Energy, Ltd.	26,800	29,670
# *	BioMS Medical Corp.	21,900	77,144
*	Bioniche Life Sciences, Inc.	3,000	2,566
*	BioteQ Environmental Technologies, Inc.	4,900	18,049
	Biovail Corp.	58,600	681,779
*	Birch Mountain Resources, Ltd.	1,200	604
# *	Birchcliff Energy, Ltd.	36,200	447,035
	BMTC Group, Inc.	4,800	84,106
*	Bombardier, Inc. Class B	138,400	1,100,403
*	Boralex, Inc. Class A	13,700	229,574
*	Bow Valley Energy, Ltd.	23,900	135,664
	BPO Properties, Ltd.	600	33,822
*	Breaker Energy, Ltd.	11,900	129,827
*	Breakwater Resources, Ltd.	141,200	95,213
	Brookfield Asset Management, Inc. Series A	9,374	344,355

11

#	Brookfield Properties Corp.	7,500	150,362
	Buhler Industries, Inc.	383	2,297
*	Burmis Energy, Inc.	15,400	68,661
# *	Cadence Energy, Inc.	27,439	133,660
	CAE, Inc.	54,508	721,946
	Calfrac Well Services, Ltd.	11,200	307,391
	Calian Technologies, Ltd.	800	10,048
*	Calvalley Petroleum, Inc.	21,600	99,348
	Cameco Corp.	21,400	871,852
	Canaccord Capital, Inc.	18,800	192,995
	Canada Bread Co., Ltd.	6,400	425,121
*	Canadian Hydro Developers, Inc.	66,700	402,106
#	Canadian Imperial Bank of Commerce	32,900	2,311,874
#	Canadian National Railway Co.	48,800	2,734,686
	Canadian National Resources, Ltd.	57,500	5,627,315
	Canadian Pacific Railway, Ltd.	47,715	3,485,462
*	Canadian Royalties, Inc.	34,300	69,387
*	Canadian Superior Energy, Inc.	51,900	214,161
#	Canadian Tire Corp. Class A	23,710	1,429,377
	Canadian Utilities, Ltd. Class A	10,900	505,288
#	Canadian Western Bank	26,700	700,284
*	Canadian Zinc Corp.	74,236	37,357
	Canam Group, Inc. Class A	22,300	246,880
*	Candax Energy	53,500	38,768
*	Candente Resource Corp.	9,800	18,247
*	Canfor Corp.	54,400	453,333
*	Cangene Corp.	15,100	74,771
*	CanWest Global Communications Corp.	36,200	134,803
*	Capstone Mining Corp.	36,600	156,184
# *	Cardero Resource Corp.	18,400	48,333
*	Cardiome Pharma Corp.	6,700	62,374
*	Carpathian Gold, Inc.	17,400	8,581
	Cascades, Inc.	44,965	310,899
# *	Caspian Energy, Inc.	18,000	5,707
*	Catalyst Paper Corp.	73,200	69,988
	CCL Industries, Inc. Class B	14,400	495,652
*	CE Franklin, Ltd.	4,300	42,887
*	Celestica, Inc.	116,200	1,026,808
*	Celtic Exploration, Ltd.	13,200	238,333
*	Ceramic Protection Corp.	500	1,575
*	Certicom Corp.	17,600	41,095
*	CGI Group, Inc.	148,900	1,601,994
*	Chariot Resouces, Ltd.	63,000	60,870
	CHC Helicopter Corp. Class A	9,100	294,449
*	Cinch Energy Corp.	19,600	28,603
	Cinram International, Inc. Income Fund	5,000	32,911
	Clairvest Group, Inc.	1,000	15,348
#	Clarke, Inc.	8,500	54,579
*	Claude Resources, Inc.	28,100	25,736
# *	Coalcorp Mining, Inc.	29,857	48,079
*	Coastal Contacts, Inc.	16,400	17,166
*	COM DEV International, Ltd.	18,600	68,702

12

*	Comaplex Minerals Corp.	2,300	12,731
*	Compton Petroleum Corp.	52,000	594,002
	Congeco Cable, Inc.	9,700	395,478
# *	Connacher Oil & Gas, Ltd.	125,400	585,604
*	Constellation Copper Corp.	11,500	289
	Constellation Software, Inc.	800	21,642
*	CoolBrands International, Inc.	500	347
	Corby Distilleries, Ltd.	4,700	94,605
*	Corridor Resources, Inc.	15,300	173,388
#	Corus Entertainment, Inc. Class B	44,600	875,302
*	Cott Corp.	14,000	40,862
*	Crew Energy, Inc.	21,514	349,689
*	Crew Gold Corp.	6,000	8,937
*	CryoCath Technologies, Inc.	9,100	38,008
# *	Crystallex International Corp.	43,500	35,024
*	Dalsa Corp.	9,100	127,396
*	Delphi Energy Corp.	33,300	90,489
# *	Denison Mines Corp.	86,320	716,727
*	Discovery Air, Inc. Class A	20,800	20,725
# *	Divestco, Inc.	10,300	27,056
*	Domtar Corp.	102,200	700,465
	Dorel Industries, Inc. Class B	15,700	486,833
*	Dundee Corp. Class A	24,900	315,761
*	Dundee Precious Metals, Inc.	24,300	163,614
	DundeeWealth, Inc.	28,400	385,012
*	Duvernay Oil Corp.	18,900	1,074,538
*	Dynacor Gold Mines, Inc.	117	38
*	Eastern Platinum, Ltd.	305,200	856,993
	easyhome, Ltd.	100	1,661
*	Eldorado Gold Corp.	68,500	554,977
#	Emera, Inc.	8,200	186,431
	Empire Co., Ltd. Class A	15,600	620,169
#	Enbridge, Inc.	71,009	3,161,673
#	EnCana Corp.	80,000	7,206,924
# *	Endeavour Silver Corp.	13,100	39,817
*	Endev Energy, Inc.	46,200	59,517
	Enghouse Systems, Ltd.	6,100	39,905
	Ensign Energy Services, Inc.	58,900	1,315,410
*	Entree Gold, Inc.	3,700	5,325
*	Equinox Minerals, Ltd.	98,500	456,019
	Equitable Group, Inc.	4,755	104,853
*	Erdene Gold, Inc.	9,100	8,975
*	Etruscan Resources, Inc.	15,100	28,419
*	Euro Goldfields, Ltd.	83,500	420,189
#	Evertz Technologies, Ltd.	11,200	256,441
	Exco Technologies, Ltd.	7,600	23,712
*	Exfo Electro-Optical Engineering, Inc.	16,400	91,276
*	Fairborne Energy, Ltd.	27,176	276,519
	Fairfax Financial Holdings, Inc.	7,100	1,954,715
*	Far West Mining, Ltd.	10,800	34,783
*	Farallon Resources, Ltd.	99,000	80,707
	Finning International, Inc.	32,100	909,112

13

# *	First Calgary Petroleums, Ltd. Class A	118,500	307,699
# *	First Nickel, Inc.	44,600	16,608
	First Quantum Minerals, Ltd.	4,100	322,025
*	Firstservice Corp.	5,200	87,504
*	Flint Energy Services, Ltd.	14,700	350,782
*	FNX Mining Co., Inc.	26,666	626,662
*	Forbes Medi-Tech, Inc.	3,637	3,606
*	Formation Capital Corp.	53,900	36,346
# *	Forsys Metals Corp.	19,900	85,320
	Fortis, Inc.	29,400	807,790
*	Fortune Minerals, Ltd.	15,400	27,589
	Forzani Group, Ltd. Class A	20,000	350,242
*	Fraser Papers, Inc.	6,400	14,622
# *	Fronteer Development Group, Inc.	43,300	216,587
*	Frontera Copper Corp.	9,400	32,733
*	Galleon Energy, Inc. Class A	26,800	471,212
# *	Garda World Security Corp. Class A	2,500	44,158
*	GBS Gold International, Inc.	35,400	57,005
*	Gemcom Software International, Inc.	8,500	25,237
*	Genesis Land Development Corp.	8,400	40,326
	Gennum Corp.	9,300	78,623
*	Gentry Resources, Ltd.	27,700	95,902
	George Weston, Ltd.	16,200	834,946
#	Gerdau Ameristeel Corp.	47,500	852,858
*	Gildan Activewear, Inc.	15,600	460,809
*	Glacier Ventures International Corp.	18,400	73,889
# *	Glencairn Gold Corp.	9,221	19,025
	Glentel, Inc.	3,300	32,349
*	Globestar Mining Corp.	35,100	62,880
	Gluskin Shef & Associates, Inc.	1,000	23,047
*	GLV, Inc.	4,500	65,670
*	Gold Eagle Mines, Ltd.	42,000	337,319
	Goldcorp, Inc.	113,189	4,553,305
*	Golden Star Resources, Ltd.	144,900	434,583
# *	Grande Cache Coal Corp.	63,000	582,699
*	Great Basin Gold, Ltd.	85,500	292,572
*	Great Canadian Gaming Corp.	31,100	313,003
#	Great West Lifeco, Inc.	32,700	1,034,381
*	Grey Wolf Exploration, Inc.	11,600	29,187
*	Greystar Resources, Ltd.	6,700	32,502
*	Guyana Goldfields, Inc.	4,300	20,124
*	Hanfeng Evergreen, Inc.	11,400	137,681
	Harry Winston Diamond Corp.	10,200	303,762
*	Hemisphere GPS, Inc.	17,000	79,388
*	Heroux-Devtek, Inc.	11,000	85,246
*	High River Gold Mines, Ltd.	118,600	208,887
*	Highpine Oil & Gas, Ltd.	34,200	449,529
*	Hillsborough Resources, Ltd.	15,100	24,924
	Home Capital Group, Inc.	10,600	416,063
*	HudBay Minerals, Inc.	58,300	1,026,822
#	Husky Energy, Inc.	12,000	602,174
# *	Hydrogenics Corp.	17,500	15,323

14

	IAMGOLD Corp.	183,482	1,087,670
#	IGM Financial, Inc.	25,500	1,159,254
# *	Imaging Dynamics Co., Ltd.	28,700	9,099
*	Imax Corp.	2,900	20,956
*	Imperial Metals Corp.	6,500	56,129
#	Imperial Oil, Ltd.	9,403	546,521
*	Indigo Books & Music, Inc.	3,600	51,087
#	Industrial Alliance Insurance & Financial Services, Inc.	45,900	1,658,424
#	ING Canada, Inc.	15,000	585,145
	Inmet Mining Corp.	17,994	1,225,135
# *	Insta-Rent, Inc.	6,400	1,224
*	Inter-Citic Minerals, Inc.	9,600	18,841
*	Intermap Technologies, Ltd.	12,300	74,894
*	International Forest Products, Ltd. Series A	21,300	126,479
	International Royalty Corp.	29,500	177,546
*	Intertape Polymer Group, Inc.	18,300	50,833
*	Intrinsyc Software International, Inc.	66,000	41,848
*	Iteration Energy, Ltd.	53,558	409,663
*	Ivanhoe Energy, Inc.	78,800	218,889
*	Ivanhoe Mines, Ltd.	15,700	144,896
*	Ivernia, Inc.	57,500	67,130
	Jean Coutu Group PJC, Inc. Class A	71,400	667,578
*	Jinshan Gold Mines, Inc.	9,500	27,058
# *	Kaboose, Inc.	31,100	25,353
	Killam Proper, Inc.	1,325	10,802
*	Kimber Resources, Inc.	15,200	25,089
	Kingsway Financial Services, Inc.	32,500	314,010
	Kinross Gold Corp.	127,638	2,546,080
*	Kirkland Lake Gold, Inc.	11,500	114,699
# *	Labopharm, Inc.	20,600	37,941
*	Lake Shore Gold Corp.	59,100	95,764
# *	Laramide Resources, Ltd.	4,800	21,063
	Laurentian Bank of Canada	13,940	596,406
	Le Chateau, Inc.	5,800	78,221
	Leon’s Furniture, Ltd.	19,900	258,964
	Linamar Corp.	26,700	454,405
*	Lions Gate Entertainment Corp.	2,900	29,029
	Loblaw Companies, Ltd.	34,300	1,175,438
*	Lundin Mining Corp.	166,159	1,366,263
*	MacDonald Dettweiler & Associates, Ltd.	7,600	324,928
*	Magellan Aerospace Corp.	9,680	51,975
	Magna International, Inc. Class A	34,587	2,437,729
*	Mahalo Energy, Ltd.	18,300	49,728
*	Major Drilling Group International, Inc.	4,500	249,094
*	Malaga, Inc.	1,000	242
#	Manitoba Telecom Services, Inc.	12,500	539,704
#	Manulife Financial Corp.	182,673	7,054,311
	Maple Leaf Foods, Inc.	39,000	461,594
*	March Networks Corp.	5,000	25,211
	Marsulex, Inc.	1,200	16,135
*	Martinrea International, Inc.	28,500	249,547
	Matrikon, Inc.	3,900	16,093

15

*	MAXIM Power Corp.	12,337	73,133
*	MDC Partners, Inc. Class A	9,200	70,741
*	MDN, Inc.	24,200	25,330
*	MDS, Inc.	71,926	1,351,508
*	Mediagrif Interactive Technologies, Inc.	1,100	4,882
*	Medicure, Inc.	9,500	621
*	MEGA Brands, Inc.	11,200	36,634
*	Mega Uranium, Ltd.	34,600	85,664
	Melcor Developments, Ltd.	4,200	63,406
	Methanex Corp.	55,900	1,579,783
	Metro, Inc. Class A	50,000	1,398,450
*	MGM Energy Corp.	248	177
#	Mi Developments, Inc.	10,100	250,975
*	Migao Corp.	5,700	54,384
*	Minco Silver Corp.	6,700	25,017
*	Miranda Technologies, Inc.	2,800	24,235
	Morguard Corp.	2,000	71,457
	Mosaid Technologies, Inc.	6,100	92,703
#	National Bank of Canada	44,400	2,427,790
*	Neo Material Technologies, Inc.	5,100	24,176
# *	Neurochem, Inc.	4,300	7,011
	Nexen, Inc.	93,990	3,614,491
	Niko Resources, Ltd.	8,700	807,132
#	Norbord, Inc.	37,000	223,430
*	Nortel Networks Corp.	38,110	311,063
# *	North American Palladium, Ltd.	24,000	135,507
	Northbridge Financial Corp.	12,700	428,957
*	Northgate Minerals Corp.	156,700	473,128
*	Northstar Aerospace, Inc.	4,400	11,292
	Nova Chemicals Corp.	46,100	1,249,006
*	Nuvista Energy, Ltd.	26,912	503,799
*	Oilexco, Inc.	24,700	390,536
*	Olympus Pacific Minerals, Inc.	13,600	3,285
*	Oncolytics Biotech, Inc.	5,700	12,334
	Onex Corp.	42,800	1,452,943
*	Open Range Energy Corp.	9,100	46,251
# *	Open Text Corp.	22,500	803,895
*	OPTI Canada, Inc.	99,521	2,253,646
*	Orvana Minerals, Corp.	35,300	25,580
*	Pacific Rubiales Energy Corp.	23,275	263,999
*	Paladin Labs, Inc.	4,600	51,389
*	Pan Amer Silver Corp.	12,400	410,962
*	Paramount Resources, Ltd. Class A	20,300	348,344
*	Parkbridge Lifestyles Communities, Inc.	1,500	8,530
	Pason Systems, Inc.	9,219	158,660
*	Patheon, Inc.	33,600	138,985
*	Pearl Exploration & Production, Ltd.	5,658	14,350
*	Pelangio Mines, Inc.	16,200	70,272
	Penn West Energy Trust	2,800	92,037
*	Peregrine Diamonds, Ltd.	3,700	782
# *	Petaquilla Minerals, Ltd.	18,400	35,370
# *	Petrobank Energy & Resources, Ltd.	12,649	730,729

16

#	Petro-Canada	82,400	4,754,420
*	Petrolifera Petroleum, Ltd.	4,700	43,992
*	Platinum Group Metals Ltd.	1,800	5,779
# *	Points International, Ltd.	64,200	93,043
*	Polaris Miner Corp.	6,700	47,135
*	PolyMet Mining Corp.	16,300	62,995
	Potash Corp. of Saskatchewan, Inc.	9,600	1,906,570
#	Power Corp. of Canada, Ltd.	96,800	3,274,404
#	Power Financial Corp.	40,800	1,462,657
	Precision Drilling Trust	1,500	39,976
*	ProEx Energy, Ltd.	16,500	331,793
*	Profound Energy, Inc.	4,000	17,593
# *	ProMetic Life Sciences, Inc.	41,000	17,331
*	ProspEx Resouces, Ltd.	12,532	47,172
	Pulse Data, Inc.	27,900	80,589
*	Pure Energy Services, Ltd.	4,400	34,320
*	Q9 Networks, Inc.	6,800	81,783
*	Qgx, Ltd.	21,000	75,242
*	QLT, Inc.	34,900	138,040
# *	Quadra Mining, Ltd.	27,600	633,333
# *	Quebecor World, Inc.	28,500	7,027
	Quebecor, Inc. Class B	25,000	790,308
# *	Queenston Mining, Inc.	6,500	17,598
	Quest Capital Corp.	81,336	163,720
*	Redcorp Ventures, Ltd.	90,500	19,583
#	Reitmans Canada, Ltd.	24,100	448,722
	Rentcash, Inc.	6,400	28,663
*	Research In Motion, Ltd.	15,900	2,198,892
# *	Resin Systems, Inc.	30,000	41,969
# *	Resverlogix Corp.	4,300	59,939
	Richelieu Hardware, Ltd.	5,700	113,587
*	Richmont Mines, Inc.	14,300	42,601
	Ritchie Brothers Auctioneers, Inc.	12,600	347,464
*	Rock Energy, Inc.	6,700	27,984
	Rogers Communications, Inc. Class B	13,700	602,546
*	RONA, Inc.	56,300	698,650
#	Rothmans, Inc.	13,300	343,075
#	Royal Bank of Canada	155,257	7,937,858
*	Royal Laser Corp.	12,500	7,674
# *	Rubicon Minerals Corp.	38,000	51,248
#	Russel Metals, Inc.	31,700	969,568
	Samuel Manu-Tech, Inc.	4,700	38,315
#	Saputo, Inc.	22,200	603,931
*	Saskatchewan Wheat Pool, Inc.	124,700	1,706,844
	Savanna Energy Services Corp.	30,500	657,211
*	Saxon Energy Services, Inc.	43,400	306,630
*	Scandinavian Minerals, Ltd.	1,300	12,691
	Sceptre Invesment Counsel, Ltd.	900	8,786
# *	Scorpio Mining Corp.	30,867	38,832
*	SEMAFO, Inc.	68,200	94,036
#	Shaw Communications, Inc. Class B	17,900	370,395
	ShawCor, Ltd.	19,600	683,909

17

	Sherritt International Corp.	131,400	2,011,467
	Shoppers Drug Mart Corp.	16,100	903,356
*	Shore Gold, Inc.	112,527	394,116
# *	Sierra Wireless, Inc.	16,500	282,307
*	Silver Standard Resources, Inc.	11,000	327,808
*	Silver Wheaton Corp.	25,400	368,883
	Silvercorp Metals, Inc.	28,300	215,326
*	Sino-Forest Corp.	67,300	1,408,857
# *	Skye Resources, Inc.	11,500	89,352
	SNC-Lavalin Group, Inc.	4,000	229,267
	Softchoice Corp.	4,300	53,231
*	Stantec, Inc.	15,100	440,721
*	Starfield Resources, Inc.	43,300	47,937
	Stella-Jones, Inc.	1,600	51,514
*	Storm Exploration, Inc.	9,300	143,675
# *	Stornoway Diamond Corp.	64,920	24,175
*	Stratagold, Corp.	24,000	3,865
#	Sun Life Financial, Inc.	98,600	4,589,624
	Suncor Energy, Inc.	26,492	1,807,994
# *	SunOpta, Inc.	25,200	165,616
	Sun-Rype Products, Ltd.	100	1,067
*	Suramina Resources, Inc.	8,300	12,280
*	SXC Health Solutions Corp.	9,600	156,232
*	Synenco Energy, Inc.	20,700	186,875
*	Tahera Diamond Corp.	15,580	549
#	Talisman Energy, Inc.	201,300	4,623,255
# *	Tanzanian Royalty Exploration Corp.	13,400	68,645
*	Taseko Mines, Ltd.	19,000	93,700
*	Teal Exploration & Mining, Inc.	3,000	11,021
*	Technicoil Corp.	33,900	44,354
#	Teck Cominco Class B	108,647	5,376,583
	Telus Corp.	17,261	830,390
# *	Tembec, Inc.	2,165	7,953
*	Tesco Corp.	9,200	304,352
*	Thallion Pharmaceuticals, Inc.	1,500	536
*	The Churchill Corp.	900	20,734
*	The Descartes Systems Group, Ltd.	19,800	76,920
#	The Thomson Corp.	38,500	1,400,740
*	Theratechnologies, Inc.	9,800	68,253
*	Thompson Creek Metals Company, Inc.	20,700	453,125
	Tim Hortons, Inc.	11,100	368,659
# *	Timminco, Ltd.	16,000	491,143
# *	TLC Vision Corp.	21,900	33,062
#	Toromont Industries, Ltd.	24,400	750,467
#	Toronto Dominion Bank	120,460	8,715,650
#	Torstar Corp. Class B	30,500	404,579
#	Transalta Corp.	35,138	1,274,177
	Transat A.T., Inc. Class A	500	10,945
	Transat A.T., Inc. Class B	2,900	63,043
#	TransCanada Corp.	78,960	3,111,990
	Transcontinental, Inc. Class A	40,116	728,758
*	Transglobe Energy Corp.	19,300	99,841

18

*	Transition Therapeutics, Inc.	4,011	47,029
#	Trican Well Service, Ltd.	41,400	892,083
*	TriStar Oil and Gas, Ltd.	13,281	244,474
*	TSO3, Inc.	22,700	23,303
	TSX Group, Inc.	8,500	384,878
*	Tundra Semiconductor Corp.	5,800	26,852
*	Turnkey E&P, Inc.	300	960
*	TUSK Energy Corp.	36,300	88,777
	TVA Group, Inc. Class B	3,000	48,309
*	UEX Corp.	23,700	112,823
	Uni-Select, Inc.	8,600	208,941
*	Uranium One, Inc.	204,600	1,025,471
# *	Uranium Participation Corp.	20,700	206,875
*	Ur-Energy, Inc.	37,000	81,924
*	UTS Energy Corp.	90,700	511,192
*	Vasogen, Inc.	3,800	1,817
*	Vector Aerospace Corp.	7,900	43,730
*	Verenex Energy, Inc.	8,700	78,016
*	Vero Energy, Inc.	11,800	109,853
*	Virginia Mines, Inc.	550	3,426
*	Vitran Corp., Inc.	2,400	35,024
# *	Webtech Wireless, Inc.	15,500	57,875
	Wescast Industries, Inc.	1,500	11,851
*	Wesdome Gold Mines, Ltd.	18,300	21,549
*	West 49, Inc.	4,500	3,623
*	West Energy, Ltd.	21,100	79,210
	West Fraser Timber Co., Ltd.	19,200	683,285
*	West Timmins Mining, Inc.	42,700	30,083
# *	Westaim Corp.	9,100	2,381
*	Western Canadian Coal Corp.	37,200	295,399
*	Western Copper Corp.	1,000	1,006
	Western Financial Group, Inc.	23,265	97,172
*	Westernzagros Resources, Ltd.	5,300	14,456
*	Westjet Airlines, Ltd.	18,000	288,043
*	Westport Innovations, Inc.	10,600	45,874
*	Wi-LAN, Inc.	34,200	67,120
	Winpak, Ltd.	17,260	98,668
*	Wireless Matrix Corp.	6,300	4,755
*	Xantrex Technology, Inc.	12,000	130,314
	Xceed Mortgage Corp.	7,500	9,360
*	Xtreme Coil Drilling Corp.	8,000	80,515
	Yamana Gold, Inc.	200,016	3,092,035
# *	YM Biosciences, Ltd.	15,400	14,259
*	Yukon-Nevada Gold Corp.	82,780	115,805
# *	Zarlink Semiconductor, Inc.	40,900	34,989
	ZCL Composite, Inc.	7,700	65,407
TOTAL COMMON STOCKS			233,424,960

RIGHTS/WARRANTS — (0.0%)
*	Catalyst Paper Corp. Subscription Receipt Rights 04/07/08	36,498	35,264
*	Tembec, Inc. Warrants 03/03/12	3,478	2,450
TOTAL RIGHTS/WARRANTS			37,714

TOTAL — CANADA			233,462,674

19

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	187	2,329,749
	Aarhus Lokalbank A.S.	809	26,143
	Aktieselskabet Ringkjoebing Bank A.S.	1,140	111,686
#	Aktieselskabet Roskilde Bank A.S.	4,500	195,923
	Aktieselskabet Skjern Bank A.S.	210	18,027
	Alk-Abello A.S.	2	257
*	Alm. Brand A.S.	4,475	268,763
	Amagerbanken A.S.	6,125	275,314
	Ambu A.S.	1,870	33,186
	Auriga Industries A.S. Series B	7,750	295,537
#	Bang & Olufsen Holding A.S. Series B	3,501	192,976
# *	Bavarian Nordic A.S.	2,630	124,970
#	BoConcept Holding A.S.	450	27,800
	Bonusbanken A.S.	5,000	26,786
*	Brodrene Hartmann A.S. Series B	1,150	35,957
*	Brondbyernes I.F. Fodbold A.S. Series B	3,120	41,903
*	Capinordic A.S.	24,798	60,498
#	Carlsberg A.S. Series B	9,830	1,030,498
	Coloplast A.S.	3,250	286,542
#	D/S Norden A.S.	8,600	1,072,876
	Dalhoff, Larson & Horneman A.S. Series B	7,200	103,498
	Dampskibsselsk Torm A.S.	1,800	59,615
	Dampskibsselskabet Torm A.S. ADR	12,156	403,336
	Danisco A.S.	28,894	2,247,439
	Danske Bank A.S.	79,418	2,723,066
	Dantherm Holding A.S.	1,600	39,820
#	De Sammenslut Vogmaend	42,617	1,090,266
	DFDS A.S.	1,570	252,415
	DiBa Bank A.S.	970	46,549
	Djursland Bank A.S.	520	81,335
	East Asiatic Co., Ltd. A.S.	6,275	467,393
*	EDB Gruppen A.S.	400	13,518
#	Fionia Bank A.S.	7,700	181,464
	FLSmidth & Co. A.S.	6,300	754,919
	Fluegger A.S. Series B	350	36,873
#	Forstaedernes Bank A.S.	8,600	212,316
*	Genmab A.S.	8,417	450,401
# *	GN Great Nordic A.S.	88,061	587,297
	Gronlandsbanken	290	42,796
	H&H International A.S. Series B	220	62,881
	H. Lundbeck A.S.	19,389	474,745
	Harboes Bryggeri A.S.	2,250	72,709
# *	Hedegaard (Peder P.) A.S.	230	36,457
#	IC Companys A.S.	2,350	103,796
*	Jyske Bank A.S.	26,725	1,783,620
*	Lastas A.S. Series B	1,600	41,924

20

# *	Maconomy Corp. A.S.	10,500	38,064
	Mols-Linien A.S.	2,000	92,202
# *	NeuroSearch A.S.	4,479	251,371
	NKT Holding A.S.	10,145	856,134
	Nordjyske Bank A.S.	3,195	96,574
	Norresundby Bank A.S.	880	64,296
	Novo-Nordisk A.S. Series B	2,000	130,055
	Novo-Nordisk A.S. Sponsored ADR	18,400	1,201,520
#	Novozymes A.S. Series B	2,984	318,320
	Ostjydsk Bank A.S.	222	36,097
# *	Parken Sport & Entertainment A.S.	400	108,392
	Per Aarsleff A.S. Series B	913	147,595
*	Pharmexa A.S.	10,000	4,626
#	Ringkjoebing Landbobank Aktieselskab	2,812	462,871
#	Rockwool International A.S.	3,020	513,284
#	Royal Unibrew A.S.	2,135	240,590
*	RTX Telecom A.S.	1,400	9,012
	Sanistal A.S. Series B	400	41,314
	Satair A.S.	1,000	54,612
	Schouw & Co.	8,925	377,624
	SimCorp A.S.	900	174,777
	Sjaelso Gruppen A.S.	10,558	254,211
*	Solar Holdings A.S. Series B	2,375	215,674
*	Sondagsavisen A.S.	3,000	18,669
#	Spar Nord Bank A.S.	20,946	373,391
	Sparbank	1,926	103,279
	Sparekassen Faaborg A.S.	240	87,609
	Sydbank A.S.	34,563	1,487,016
	Thrane & Thrane A.S.	2,075	123,312
	Tivoli A.S.	90	75,096
*	TK Development A.S.	12,000	182,434
*	Topdanmark A.S.	5,175	884,745
*	TopoTarget A.S.	5,400	13,751
	Trygvesta A.S.	12,250	975,288
*	Vestas Wind Systems A.S.	14,600	2,007,078
	Vestjysk Bank A.S.	3,580	148,584
# *	William Demant Holding A.S.	2,485	186,060
TOTAL COMMON STOCKS			31,181,366

RIGHTS/WARRANTS — (0.0%)
*	Carlsberg A.S. Rights 06/10/08	6,930	138,759

TOTAL — DENMARK			31,320,125

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Alandsbanken AB Series B	1,000	38,893
*	Aldata Solutions Oyj	22,500	41,308
#	Alma Media	12,730	170,281
#	Amer Sports Oyj Series A	37,919	676,212
	Aspo Oyj	5,400	50,669

21

	BasWare Oyj	3,100	38,013
*	Biotie Therapies Corp.	16,215	14,882
	Cargotec Oyj Series B	19,666	829,943
	Componenta Oyj	4,400	66,348
	Comptel P.L.C.	18,978	43,428
	Cramo Oyj	9,053	179,332
	Efore Oyj	7,109	10,721
*	Elcoteq SE	14,272	147,086
#	Elektrobit Corp.	49,002	98,363
	Elisa Oyj	77,431	1,726,450
	Etteplan Oyj	1,496	11,301
#	Finnair Oyj	37,713	337,262
	Finnlines Oyj	13,431	290,302
	Fiskars Oyj Abp Series A	17,466	338,987
	Fortum Oyj	94,945	4,594,717
#	F-Secure Oyj	10,500	47,393
	Glaston Oyj Abp	9,400	42,270
	HKScan Oyj Series A	7,400	110,419
#	Huhtamaki Oyj	65,537	700,837
	Ilkka-Yhtyma Oyj	1,961	33,595
	KCI Konecranes Oyj	11,719	537,616
#	Kemira Oyj	39,632	563,528
	Kesko Oyj	38,476	1,567,335
	Kone Oyj Series B	18,348	743,822
	Laennen Tehtaat Oyj	1,800	42,770
#	Lassila & Tikanoja Oyj	8,796	230,244
	Lemminkainen Oyj	3,432	182,024
#	Metso Corp. Sponsored ADR	10,446	522,235
	Metso Oyj	21,328	1,068,675
#	M-Real Oyj Series B	52,500	148,798
	Neste Oil Oyj	61,103	2,040,841
	Nokia Oyj	17,100	487,455
	Nokia Oyj Sponsored ADR	98,600	2,800,240
#	Nokian Renkaat Oyj	15,380	794,448
#	Okmetic Oyj	6,300	27,464
	OKO Bank P.L.C. Class A	60,375	1,243,540
	Olvi Oyj Series A	3,350	134,670
	Oriola-KD Oyj Class A	1,000	4,560
	Oriola-KD Oyj Class B	2,200	9,928
	Orion Oyj Series A	10,519	229,204
	Orion Oyj Series B	34,169	733,462
	Outokumpu Oyj Series A	74,436	3,334,087
*	Outotec Oyj	5,347	365,795
	PKC Group Oyj	5,778	71,074
	Ponsse Oyj	1,600	32,719
	Poyry Oyj	10,794	298,095
#	Raisio P.L.C.	70,863	193,624
	Ramirent Oyj	10,000	129,048
	Rapala VMC Oyj	10,000	70,114
	Rautaruukki Oyj Series K	39,265	2,090,446
	Sampo Oyj	152,067	4,404,366
#	SanomaWSOY Oyj	40,384	1,046,433

22

	Scanfil Oyj	13,737	47,451
	Sponda Oyj	6,200	64,475
	Stockmann Oyj Abp Series A	4,668	197,169
#	Stockmann Oyj Abp Series B	10,605	419,114
	Stora Enso Oyj Series R	17,700	215,320
	Stora Enso Oyj Sponsored ADR	110,900	1,346,004
	SYSOPENDIGIA P.L.C.	5,039	24,621
	Talentum Oyj	2,000	9,747
	Tecnomen Oyj	21,200	35,646
	Teleste Oyi	3,831	31,961
	TietoEnator Oyj	39,553	877,344
	Tiimari P.L.C.	4,700	30,571
	Trainers’ House P.L.C.	23,700	43,863
	Turkistuottajat Oyj	1,600	21,831
	UPM-Kymmene Oyj	139,215	2,709,669
	UPM-Kymmene Oyj Sponsored ADR	79,454	1,543,442
#	Uponor Oyj Series A	18,509	402,594
	Vacon Oyj	2,122	94,928
#	Vaisala Oyj Series A	3,796	168,335
	Wartsila Corp. Oyj Series B	13,196	933,932
	YIT Oyj	48,823	1,435,789

TOTAL — FINLAND			47,441,478

FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
	Accor SA	18,057	1,377,077
*	Aeroports de Paris	2,691	298,865
	Air France-KLM	81,834	2,186,750
#	Air Liquide SA	19,416	2,854,225
	Alcatel-Lucent SA	103,869	783,667
*	Alcatel-Lucent SA Sponsored ADR	67,800	509,178
	Alstom SA	5,639	1,420,902
*	Alten	6,975	279,908
# *	Altran Technologies SA	51,826	472,389
	April Group SA	2,752	154,112
# *	Archos	364	5,691
#	Arkema	33,679	2,151,310
#	Assystem	6,602	101,462
*	Atos Origin SA	35,179	2,077,215
	Aubay	3,818	35,607
	Audika SA	1,077	55,353
*	Avanquest Software	1,259	9,799
#	AXA SA	3,554	125,698
	AXA SA Sponsored ADR	274,912	9,726,387
	Beneteau SA	7,737	201,879
	bioMerieux	2,180	235,064
#	BNP Paribas SA	146,852	15,145,689
#	Boiron SA	2,461	72,594
	Bonduelle SCA	1,853	214,574
#	Bongrain SA	4,370	408,203
#	Bourbon SA	19,549	1,348,987

23

#	Bouygues SA	20,965	1,712,798
*	Bull SA	7,653	33,683
	Canal Plus SA	10,302	101,107
	Capgemini SA	73,236	4,962,965
#	Carbone Lorraine SA	5,059	311,253
	Carrefour SA	23,430	1,642,512
#	Casino Guichard Perrachon SA	13,723	1,738,349
#	Cegedim SA	962	82,863
	Cegid Group	1,684	54,889
#	Cie Generale D’Optique Essilor Intenational SA	11,595	728,983
	Ciments Francais SA	4,755	917,362
#	Clarins SA	4,239	278,874
# *	Club Mediterranee SA	6,540	379,312
	CNP Assurances	14,806	1,822,138
	Compagnie de Saint-Gobain	93,414	7,539,452
*	Compagnie Generale de Geophysique-Veritas SA	431	116,112
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	55,595	2,989,899
#	Compagnie Generale des Establissements Michelin Series B	31,053	2,780,277
#	Credit Agricole SA	120,329	3,182,436
*	CS Communication & Systemes	2,624	72,266
	Damartex SA	174	4,886
	Dassault Systemes SA	1,044	69,868
#	Dassault Systemes SA ADR	5,737	385,412
	Delachaux SA	5,674	550,925
#	Derichebourg	25,343	240,786
#	Dior (Christian) SA	4,961	599,713
*	EDF Energies Nouvelles SA	1,650	117,052
*	Eiffage SA	2,914	254,373
#	Electricite de France	7,294	789,685
#	Electricite de Strasbourg	606	121,551
#	Eramet SA	2,107	2,117,475
	Esso Ste Anonyme Francaise	1,644	415,084
	Establissements Maurel et Prom	44,550	1,114,281
	Etam Developpement SA	2,273	88,427
#	Euler Hermes SA	8,497	801,627
*	Euro Disney SCA (4320878)	60	10
# *	Euro Disney SCA (B29QD14)	10,532	180,121
#	European Aeronautic Defence & Space Co.	100,627	2,347,698
	Eutelsat Communications	13,301	399,478
	Exel Industries SA	1,004	70,331
# *	Faurecia SA	3,987	198,271
#	Fimalac SA	4,569	304,029
#	Fleury Michon SA	463	23,088
#	France Telecom SA	20,447	622,164
#	France Telecom SA Sponsored ADR	203,000	6,219,920
	Gascogne SA	262	26,629
	Gaumont SA	768	70,540
#	Gaz de France SA	5,469	372,457
	Geodis SA	1,273	265,583
#	GFI Informatique SA	12,831	87,802
	Gifi	712	57,335

24

	Ginger (Groupe Ingenierie Europe)	1,518	33,010
#	GL Events	1,571	62,735
	Groupe Crit	1,403	44,393
	Groupe Danone	1,282	112,167
	Groupe Danone Sponsored ADR	36,200	633,113
# *	Groupe Go Sport SA	568	35,770
*	Groupe Open	2,036	36,445
#	Groupe Steria SCA	8,618	265,418
#	Guerbet SA	412	81,961
#	Guyenne et Gascogne SA	2,736	416,455
	Haulotte Group SA	7,967	163,626
	Havas SA	178,012	786,950
#	Hermes International SA	8,256	1,364,449
	Iliad SA	2,800	280,397
	Imerys SA	13,455	1,218,066
	IMS International Metal Service SA	7,599	293,311
*	Infogrames Entertainment SA	1,701	31,299
	Ingenico SA	4,557	160,818
# *	Ipsen SA	2,161	145,167
	Ipsos SA	11,757	432,532
#	JC Decaux SA	28,534	835,917
*	Korian	2,019	79,852
	Lafarge SA	11,359	2,053,303
#	Lafarge SA Sponsered ADR	83,710	3,780,729
	Lafuma SA	317	17,999
	Lagardere SCA	70,113	5,064,774
	Laurent-Perrier	908	137,909
*	Lectra	2,553	15,881
#	Legrand SA	27,620	804,980
	Lisi SA	1,725	182,467
	L’Oreal SA	9,374	1,140,300
*	LVL Medical Groupe SA	1,560	35,234
	LVMH (Louis Vuitton Moet Hennessy)	11,437	1,337,125
#	M6 Metropole Television	15,371	354,934
#	Maisons Franc	470	23,038
	Manitou BF SA	5,883	182,981
	Manutan International SA	899	64,761
	Montupet SA	2,906	33,481
#	Mr. Bricolage SA	4,012	104,153
#	Natixis	111,877	1,700,018
#	Naturex	395	18,831
	Neopost SA	3,939	455,906
	Nexans SA	15,908	2,169,621
	Nexity	7,400	298,308
#	Norbert Dentressangle	1,594	151,242
#	NRJ Group	5,379	53,307
	Oberthur Card Systems SA	16,558	124,918
*	Oeneo	14,931	46,494
	Orco Property Group	3,017	234,272
*	Orpea	3,242	183,279
#	PagesJaunes SA	25,234	454,842
	Pernod-Ricard SA	34,617	3,932,539

25

#	Peugeot SA	48,103	2,992,691
	Pierre & Vacances	2,298	261,149
	Plastic Omnium SA	4,095	138,314
	Plastivaloire SA	1,015	32,815
	PPR SA	24,278	3,171,476
	Publicis Groupe	35,384	1,406,784
	Publicis Groupe ADR	25,423	1,009,446
	Radiall SA	200	23,149
	Rallye SA	8,971	681,561
	Remy Cointreau SA	8,998	532,023
	Renault SA	58,673	6,024,010
	Rhodia SA	28,286	648,308
	Robertet SA	268	40,043
*	Rodriguez Group SA	1,164	22,467
	Rougier SA	540	54,245
	Rubis SA	2,555	243,198
# *	Safran SA	96,111	2,097,661
	Saft Groupe SA	1,781	83,967
	SAMSE SA	420	47,231
	Sanofi - Aventis	2,000	149,115
	Sanofi - Aventis ADR	197,895	7,385,441
#	Schneider Electric SA	48,662	6,107,847
	SCOR SE	9	28
	SCOR SE	99,448	2,510,540
	SEB SA	3,520	692,710
#	Sechilienne SA	2,425	204,931
*	Seloger.com	1,355	55,460
#	Societe BIC SA	13,315	662,803
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	143	124,141
# *	Societe Generale Paris	59,771	6,210,408
#	Societe Industrielle D’Aviations Latecoere SA	1,445	28,346
	Societe Marseillaise du Tunnel Prado Carenage	805	33,815
	Societe Television Francaise 1	52,231	1,033,363
	Sodexho Alliance SA	18,455	1,207,881
	Sodexho Alliance SA Sponsored ADR	3,800	248,440
# *	Soitec SA	32,267	269,856
#	Somfy SA	1,092	302,325
	Sopra Group SA	1,545	130,609
#	Sperian Protection	2,624	337,910
#	Spir Communication SA	648	57,837
#	Stallergenes SA	1,397	123,208
	STEF-TFE	2,300	149,731
	Sucriere de Pithiviers Le Vieil	33	26,685
	Suez SA	4,083	304,021
	Suez SA ADR	700	52,107
	Synergie SA	1,627	49,368
	Technip SA	13,967	1,311,586
	Technip SA ADR	26,993	2,528,235
#	Teleperformance SA	26,791	1,135,279
	Tessi SA	412	23,729
#	Thales SA	12,426	775,576
# *	Theolia SA	5,474	197,134

26

*	Thomson	73,930	470,305
	Thomson Sponsored ADR	43,600	275,988
	Total SA	19,007	1,656,544
	Total SA Sponsored ADR	81,090	7,075,913
*	Toupargel Groupe	290	8,303
	Trigano SA	4,484	122,323
*	UbiSoft Entertainment SA	7,624	739,108
	Union Financiere de France Banque SA	300	14,557
	Valeo SA	40,879	1,630,449
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,589	801,845
*	Valtech	9,673	6,918
#	Veolia Environnement SA	3,093	220,226
	Veolia Environnement SA ADR	21,157	1,507,013
	Viel et Compagnie	5,851	36,498
	Vilmorin et Cie SA	1,691	333,636
#	Vinci SA	74,343	5,601,538
	Virbac SA	1,272	117,855
	Vivendi SA	201,198	8,462,762
	VM Materiaux SA	452	45,098
	Vranken Pommery Monopole	1,407	110,605
#	Wendel	10,547	1,500,065
	Zodiac SA	18,636	987,268
TOTAL COMMON STOCKS			210,954,013

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	353
*	LVL Medical Groupe SA Rights 06/02/08	1,560	24
*	Societe Generale Rights 03/06/08	9,725	995,527
TOTAL RIGHTS/WARRANTS			995,904

TOTAL — FRANCE			211,949,917

GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
#	A.S. Creation Tapeton AG	648	41,325
#	Aareal Bank AG	24,016	713,863
	ADCapital AG	4,082	68,895
	Adidas-Salomon AG	16,463	1,159,694
# *	Adlink Internet Media AG	1,531	33,039
# *	ADVA AG Optical Networking	3,330	14,894
	Aixtron AG	23,204	344,341
	Allianz SE	38,332	7,251,544
	Allianz SE Sponsered ADR	468,900	8,876,277
#	Altana AG	40,006	757,922
#	Amadeus Fire AG	778	17,932
#	AMB Generali Holding AG	4,611	822,196
*	Analytik Jena AG	3,242	38,331
	Andreae-Noris Zahn AG	1,235	66,001
*	Arcandor AG	6,305	114,033
*	Augusta Technologie AG	3,526	81,942
#	Baader Wertpapierhandelsbank AG	8,136	51,328

27

# *	Balda AG	8,210	24,833
	BASF AG	38,583	5,773,057
#	BASF AG Sponsored ADR	29,500	4,418,032
	Bayer AG	9,647	855,380
	Bayer AG Sponsored ADR	10,900	967,225
	Bayerische Motoren Werke AG	94,105	5,566,279
#	Beate Uhse AG	6,586	12,481
#	Bechtle AG	4,192	131,996
	Beiersdorf AG	4,857	380,914
	Bertrandt AG	1,086	45,448
#	Bilfinger Berger AG	20,880	1,919,898
#	Biotest AG	1,421	104,749
#	Boewe Systec AG	836	27,807
# *	Borussia Dortmund GmbH & Co. KGaA	37,306	95,152
*	Carl Zeiss Meditec AG	5,870	105,335
	Celesio AG	48,368	2,039,138
#	Cenit AG	2,601	34,515
# *	CENTROTEC Sustainable AG	3,057	60,180
#	Cewe Color Holding AG	1,119	39,683
#	ComBOTS AG	5,085	85,414
	Comdirect Bank AG	11,936	154,316
	Commerzbank AG	208,386	7,347,788
*	Computerlinks AG	2,635	48,921
#	Conergy AG	3,450	68,581
	Continental AG	33,030	4,158,790
#	CTS Eventim AG	2,146	88,888
	Curanum AG	6,007	43,785
*	D. Logistics AG	10,845	25,098
# *	D+S europe AG	11,389	229,690
	DAB Bank AG	7,813	67,434
	DaimlerChrysler AG	172,726	13,131,169
	DaimlerChrysler AG ADR	34,500	2,623,035
#	Data Modul AG	2,096	58,400
*	DEAG Deutsche Entertainment AG	13,909	30,062
#	Deutsche Bank AG	86,078	9,181,270
#	Deutsche Bank AG ADR	35,300	3,758,391
	Deutsche Boerse AG	11,235	1,612,764
#	Deutsche Euroshop AG	2,358	95,854
	Deutsche Lufthansa AG	71,762	1,858,083
	Deutsche Post AG	133,522	4,242,053
	Deutsche Postbank AG	18,579	1,792,168
	Deutsche Telekom AG	297,397	4,991,074
	Deutsche Telekom AG Sponsored ADR	240,600	4,027,644
	Deutsche Wohnen AG	7,362	172,297
#	Deutz AG	31,838	347,427
	Douglas Holding AG	15,988	858,692
	Dr. Hoenle AG	3,148	43,743
*	Drillisch AG	2,378	16,369
	Duerr AG	2,775	136,786
#	DVB Bank AG	1,339	568,635
	E. ON AG	3,491	740,680
#	E. ON AG Sponsered ADR	222,070	15,692,443

28

#	Eckert and Ziegler AG	1,958	29,469
	Elexis AG	1,516	42,625
*	Elmos Semiconductor AG	8,510	80,841
# *	EM. Sports Media AG	23,860	103,930
	Epcos AG	24,154	456,481
	Epcos AG Sponsored ADR	18,100	342,322
# *	Escada AG	393	8,753
#	Euwax AG	1,099	87,780
# *	Evotec AG	29,359	58,422
	Fielmann AG	2,338	179,655
*	FJA AG	3,661	13,422
#	Fraport AG	14,903	991,049
	Freenet AG	9,857	167,421
	Fresenius Medical Care AG & Co.	1,707	95,230
	Fresenius Medical Care AG & Co. ADR	26,900	1,499,406
#	Fuchs Petrolub AG	1,249	133,870
	GEA Group AG	60,062	2,332,895
#	Gerry Weber International AG	1,058	38,405
	Gesco AG	1,146	97,964
#	GFK AG	7,174	308,957
*	GFT Technologies AG	10,996	43,523
# *	GPC Biotech AG	3,290	13,086
	Grammer AG	5,177	136,808
#	Grenkeleasing AG	3,740	149,969
#	Hannover Rueckversicherung AG	34,342	1,889,533
#	Hawesko Holding AG	1,492	54,837
	Heidelberger Druckmaschinen AG	31,133	779,346
#	Heidelberger Zement AG	6,057	1,030,370
	Henkel KGAA	9,480	428,037
#	Hochtief AG	17,159	1,992,355
#	Hypo Real Estate Holding AG	49,857	1,633,695
# *	IKB Deutsche Industriebank AG	12,097	71,025
	Indus Holding AG	3,730	144,619
*	Infineon Technologies AG	204,099	1,841,616
*	Infineon Technologies AG ADR	199,700	1,807,285
#	INTERSEROH AG	1,428	140,386
	Isra Vision Systems AG	1,054	22,927
	IVG Immobilien AG	47,663	1,141,995
*	Jenoptik AG	22,208	177,923
#	K&S AG	4,291	2,011,317
*	Kloeckner & Co. AG	15,606	934,332
#	Kontron AG	15,478	258,977
#	Krones AG	6,001	500,353
	KSB AG	214	155,709
	Kuka AG	5,210	176,097
	KWS Saat AG	2,056	510,331
#	Lanxess AG	53,492	2,411,815
# *	Leifheit AG	465	8,744
#	Leoni AG	14,709	747,252
#	Linde AG	32,497	4,863,383
*	Loewe AG	3,879	83,225
*	LPKF Laser & Electronics AG	6,673	45,540

29

	MAN AG	9,089	1,415,519
#	MasterFlex AG	2,147	53,653
# *	Maxdata Computer AG	12,610	25,503
*	Mediclin AG	13,261	45,113
# *	Medigene AG	12,110	115,627
#	Medion AG	9,847	211,014
	Merck KGAA	5,893	829,248
	Metro AG	10,031	738,915
#	MLP AG	8,645	154,091
*	Morphosys AG	1,684	121,004
	MTU Aero Engines Holding AG	17,452	753,181
	Muehlabauer Holdings AG & Co. KGAA	1,362	52,668
#	Munchener Rueckversicherungs-Gesellschaft AG	44,371	8,312,928
	MVV Energie AG	7,220	349,771
#	Nemetschek AG	1,657	44,556
#	Norddeutsche Affinerie AG	22,865	1,093,979
# *	Nordex AG	5,069	229,313
	OHB Technology AG	2,466	41,247
	Oldenburgische Landesbank AG	1,147	91,009
# *	Paion AG	3,900	9,583
	PC-Ware AG	613	11,384
#	Pfeiffer Vacuum Technology AG	1,165	115,223
#	Pfleiderer AG	26,942	521,016
# *	Plambeck Neue Energien AG	11,246	52,033
*	Plasmaselect AG	3,271	5,998
*	Praktiker Bau- Und Heimwerkermaerkte AG	5,871	152,784
*	Premiere AG	33,685	717,562
#	Progress-Werk Oberkirch AG	638	32,630
*	Pulsion Medical Systems AG	6,376	47,374
	Puma AG Rudolf Dassler Sport	697	271,578
*	PVATepla AG	2,469	31,821
*	Q-Cells AG	5,410	656,948
*	QIAGEN NV	32,932	659,458
# *	QSC AG	18,230	67,996
#	R. Stahl AG	837	38,971
	Rational AG	494	110,048
	REALTECH AG	2,321	48,792
	Renk AG	322	30,335
*	REpower Systems AG	837	271,871
#	Rheinmetall AG	15,640	1,238,604
#	Rhoen-Klinikum AG	29,325	904,373
	RWE AG (Neu) Series A	16,950	2,189,003
#	Salzgitter AG	16,816	3,303,906
# *	SAP AG	496	27,417
#	SAP AG Sponsored ADR	23,000	1,255,800
	Sartorius AG	986	37,719
	Schlott Sebaldus AG	2,314	56,532
*	SGL Carbon AG	9,726	719,183
	Siemens AG Sponsored ADR	97,300	11,071,767
# *	Silicon Sensor International AG	1,741	22,799
# *	Singulus Technologies AG	20,423	267,986
#	Sixt AG	4,015	214,201

30

#	Software AG	3,248	242,559
*	Solar Millennium AG	1,000	50,228
# *	Solon AG fuer Solartechnik	2,566	183,930
#	Stada Arzneimittel AG	17,186	1,132,946
#	STINAG Stuttgarter Invest AG	2,186	97,207
#	Strabag AG	422	172,055
	Stratec Biomedical Systems AG	1,763	48,029
	Suedzucker AG	41,733	940,335
# *	Suess Microtec AG	7,173	56,156
	Symrise AG	39,659	987,266
#	Takkt AG	8,273	149,885
#	Technotrans AG	2,367	47,315
	ThyssenKrupp AG	65,670	4,424,045
#	TUI AG	121,975	3,230,424
#	Umweltbank AG	1,686	42,446
#	United Internet AG	18,321	400,918
	Utimaco Safeware AG	1,545	22,496
*	Versatel AG	6,241	137,450
#	Vivacon AG	9,721	130,825
	Volkswagen AG	20,456	5,628,860
#	Vossloh AG	3,403	490,640
#	Wacker Chemie AG	893	212,994
	Wincor Nixdorf AG	4,962	393,724
*	Wirecard AG	10,893	211,467
#	Wuerttembergische Lebensversicherung AG	2,738	134,015
#	Wuerttembergische Metallwarenfabrik AG	1,571	83,601

TOTAL — GERMANY			214,121,560

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
	A. Kalpinis - N. Simos Steel Service Center	9,508	23,980
*	Aegek S.A.	57,209	19,519
	Agricultural Bank of Greece S.A.	141,342	558,017
	Alapis Holdings Industrial & Commercial S.A.	401,410	1,313,249
	Alfa-Beta Vassilopoulos S.A.	608	45,518
	Alpha Bank A.E.	113,361	3,882,522
*	Alumil Milonas Aluminum Industry S.A.	6,033	32,019
	Anek Lines S.A.	75,724	241,527
	Aspis Bank S.A.	15,502	66,516
*	Astir Palace Hotels S.A.	4,440	39,067
	Athens Medical Center S.A.	29,425	135,115
	Atti-Kat S.A.	21,980	21,885
	Autohellas S.A.	10,676	59,204
*	Babis Vovos International Construction S.A.	1,840	62,964
*	Balkan Export S.A.	7,486	39,547
*	Bank of Attica S.A.	13,678	79,960
	Bank of Greece	8,760	1,255,342
*	C. Rokas S.A.	1,797	39,396
	Coca-Cola Hellenic Bottling Co. S.A.	7,800	354,419
	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,900	572,889
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	31,472	211,590

31

	EFG Eurobank Ergasias S.A.	105,435	2,999,556
*	Elektrak S.A.	4,469	36,627
*	Emporiki Bank of Greece S.A.	13,760	406,646
	ETEM S.A.	6,622	14,740
	Euro Reliance General Insurance Co. S.A.	9,660	37,539
	Euromedica S.A.	7,785	81,026
	EYDAP Athens Water Supply & Sewage Co. S.A.	10,013	169,135
*	Forthnet S.A.	12,491	111,594
	Fourlis Holdings S.A.	5,960	202,059
	Frigoglass S.A.	3,511	118,031
	GEK Group of Cos S.A.	23,565	326,827
*	Geniki Bank	25,138	149,953
*	Greek Postal Savings Bank	31,891	562,797
	Halkor S.A.	33,980	120,810
	Hellenic Cables S.A.	4,830	27,013
	Hellenic Duty Free Shops S.A.	1,480	26,276
	Hellenic Petroleum S.A.	72,652	1,179,510
*	Hellenic Sugar Industry S.A.	5,435	33,652
	Hellenic Technodomiki Tev S.A.	84,716	1,066,305
	Hellenic Telecommunication Organization Co. S.A.	9,070	254,642
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	105,300	1,505,790
	Heracles General Cement Co. S.A.	11,802	302,436
*	Iaso S.A.	14,254	202,349
	Inform P. Lykos S.A.	7,042	39,290
	Intracom Holdings S.A.	39,226	154,363
	J&P-Avax S.A.	13,577	102,595
	Kathimerini Publishing S.A.	3,935	36,844
	Lambrakis Press S.A.	31,700	182,860
	Lavipharm S.A.	15,466	48,950
*	M.J. Mailis S.A.	12,070	16,546
*	Maritime Company of Lesvos S.A.	43,362	38,429
	Metka S.A.	4,852	102,652
	Michaniki S.A.	24,992	179,423
	Minoan Lines S.A.	23,890	176,067
*	Motodynamic S.A.	487	3,568
	Motor Oil (Hellas) Corinth Refineries S.A.	7,779	188,899
	Mytilineos Holdings S.A.	45,056	601,916
	National Bank of Greece S.A.	12,230	692,276
	National Bank of Greece S.A. ADR	519,332	5,863,259
	Neochimiki Lv Lavrentiadis S.A.	13,893	410,879
	Nirefs Acquaculture S.A.	16,373	63,957
*	OPAP S.A.	12,016	470,515
	Piraeus Bank S.A.	56,574	1,899,025
*	Piraeus Port Authority S.A.	2,334	83,469
*	Proton Bank S.A.	17,427	202,786
	Public Power Corp.	21,159	805,845
	Real Estate Development & Services S.A.	9,620	48,410
	S&B Industrial Minerals S.A.	5,367	87,891
	Sarantis S.A.	3,070	57,286
	Sato S.A.	10,903	25,791
	Sfakianakis S.A.	6,016	67,141

32

*	Singularlogic S.A.	10,740	46,698
*	Technical Olympic S.A.	26,803	25,019
	Teletypos S.A. Mega Channel	4,090	44,773
	Terna Tourist Technical & Maritime S.A.	5,613	72,939
*	Thessaloniki Port Authority S.A.	794	36,659
	Titan Cement Co. S.A.	30,433	1,371,917
	Viohalco S.A.	61,375	575,028
*	Vioter S.A.	31,659	37,381

TOTAL — GREECE			33,850,904

HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
	Aeon Stores (Hong Kong) Co., Ltd.	32,000	62,948
	Alco Holdings, Ltd.	60,000	17,773
	Allied Group, Ltd.	70,000	297,121
	Allied Properties, Ltd.	1,580,000	312,153
*	A-Max Holdings, Ltd.	247,000	22,834
	Asia Financial Holdings, Ltd.	246,000	110,150
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	39,614
	Asia Standard Hotel	2,628,614	29,350
	Asia Standard International Group, Ltd.	1,610,704	30,176
*	Asian Union New Media Group, Ltd.	3,400,000	56,340
	ASM Pacific Technology, Ltd.	21,500	170,374
*	Associated International Hotels	41,000	108,736
	Bank of East Asia, Ltd.	219,470	1,338,382
	Boc Hong Kong Holdings Ltd	154,500	395,497
*	Bossini International Holdings, Ltd.	530,000	24,820
*	Burwill Holdings, Ltd.	432,000	21,351
#	C C Land Holdings, Ltd.	481,000	495,649
	Cafe de Coral Holdings, Ltd.	82,000	163,844
*	Capital Estate, Ltd.	5,495,000	61,959
	Capital Strategic Investment, Ltd.	1,490,000	54,500
#	Cathay Pacific Airways, Ltd.	734,000	1,543,862
# *	CATIC International Holdings, Ltd.	2,160,000	80,431
	CCT Telecom Holdings, Ltd.	156,000	23,213
*	Celestial Asia Securities Holdings, Ltd.	160,000	11,709
	Century City International	6,016,000	89,450
	Champion Technology Holdings, Ltd.	459,005	71,329
	Chen Hsong Holdings, Ltd.	148,000	67,583
	Cheuk Nang (Holdings), Ltd.	27,449	17,605
	Cheung Kong Holdings, Ltd.	248,000	3,819,199
	Cheung Kong Infrastructure Holdings, Ltd.	119,000	481,690
	Chevalier International Holdings, Ltd.	62,000	54,921
*	Chia Tai Enterprises International, Ltd.	440,000	8,978
*	China Grand Forestry Resources Group, Ltd.	2,564,000	253,225
	China Hong Kong Photo Products Holdings, Ltd.	370,000	32,249
	China Metal International Holdings, Ltd.	340,000	78,517
*	China Motion Telecom International, Ltd.	490,000	18,877
*	China Renji Medical Group, Ltd.	3,762,000	47,799
	China Resources Logic, Ltd.	27,800	27,752

33

*	China Sci-Tech Holdings, Ltd.	1,840,000	26,703
# *	China Seven Star Shopping, Ltd.	3,480,000	61,628
*	China Solar Energy Holdings, Ltd.	260,000	11,681
*	China Timber Resources Group, Ltd.	3,200,000	50,171
#	China Wireless Technologies, Ltd.	216,000	19,693
*	China Zenith Chemical Group, Ltd.	920,000	55,515
	China Zirconium, Ltd.	292,000	49,857
# *	Chinese People Holdings Co., Ltd.	390,000	10,689
#	Chong Hing Bank, Ltd.	57,000	160,811
	Chow Sang Sang Holdings	110,000	130,092
	Chu Kong Shipping Development	196,000	32,902
	Chuang’s China Investments, Ltd.	299,000	19,594
	Chuang’s Consortium International, Ltd.	346,340	44,653
	Chun Wo Development Holdings, Ltd.	242,000	31,688
	Chung Tai Printing Holdings, Ltd.	2,040,000	59,731
*	CITIC International Financial Holdings, Ltd.	193,000	144,910
#	City Telecom, Ltd. ADR	5,412	25,978
*	Clear Media, Ltd.	64,000	56,162
	CLP Holdings, Ltd.	72,000	650,510
	Coastal Greenland, Ltd.	1,056,000	145,267
	COL Capital, Ltd.	64,000	37,642
#	Coslight Technology International Group, Ltd.	128,000	68,582
	Cosmos Machinery Enterprises, Ltd.	250,000	22,744
	Cross-Harbour Holdings, Ltd.	34,000	28,723
*	CSMC Technologies Corp.	500,400	19,576
*	Culturecom Holdings, Ltd.	3,798,000	61,860
	Dah Sing Banking Group, Ltd.	162,166	343,323
	Dah Sing Financial Holdings, Ltd.	68,800	587,004
	Daisho Microline Holdings, Ltd.	152,000	16,096
*	Dan Form Holdings Co., Ltd.	329,000	30,830
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	30,343
	Dickson Concepts International, Ltd.	119,000	89,925
*	DVN Holdings, Ltd.	177,000	16,139
	Dynamic Holdings, Ltd.	28,000	9,325
	Eagle Nice (International) Holdings, Ltd.	162,000	35,966
*	Easyknit Enterprises Holdings, Ltd.	240,000	958
	EcoGreen Fine Chemical Group	92,000	33,039
*	Eforce Holdings, Ltd.	60,000	3,620
*	EganaGoldpfeil Holdings, Ltd.	209,588	17,725
	Emperor Capital Group, Ltd.	22,800	2,282
	Emperor Entertainment Hotel, Ltd.	310,000	69,593
	Emperor International Holdings, Ltd.	428,000	164,708
# *	Enerchina Holdings, Ltd.	272,287	10,129
*	ENM Holdings, Ltd.	328,000	14,313
	Esprit Holdings, Ltd.	51,100	598,280
# *	eSun Holdings, Ltd.	171,000	44,953
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	42,914
	Fairwood Holdings, Ltd.	35,000	39,107
#	Far East Consortium	529,250	179,145
	First Natural Foods Holdings, Ltd.	225,000	23,669
	First Pacific Co., Ltd.	408,000	297,146
	First Sign International Holdings, Ltd.	318,000	85,901

34

	Fong’s Industries Co., Ltd.	64,000	33,301
*	Foundation Group, Ltd.	650,000	39,189
	Fountain Set Holdings, Ltd.	262,000	47,735
# *	Foxconn International Holdings, Ltd.	128,000	174,550
*	Frasers Property China, Ltd.	1,240,000	43,765
*	Freeman Corp., Ltd.	192,800	10,894
#	Fubon Bank Hong Kong, Ltd.	160,000	159,494
	Fujikon Industrial Holdings, Ltd.	128,000	32,872
*	Fushan International Energy Group, Ltd.	156,000	95,710
*	Galaxy Entertainment Group, Ltd.	619,000	460,751
*	Genesis Energy Holdings, Ltd.	1,325,000	58,809
	Get Nice Holdings, Ltd.	954,000	70,982
	Giordano International, Ltd.	506,000	212,089
*	Global Green Tech Group, Ltd.	246,000	43,252
	Glorious Sun Enterprises, Ltd.	122,000	61,851
#	Golden Resorts Group, Ltd.	1,662,000	67,205
	Golden Resources Development International, Ltd.	330,000	25,443
#	Goldlion Holdings, Ltd.	239,000	68,418
	Grande Holdings, Ltd.	54,000	13,500
	Great Eagle Holdings, Ltd.	165,598	546,093
	Guangnan Holdings, Ltd.	146,000	26,236
	Hang Fung Gold Technology, Ltd.	250,000	64,046
	Hang Lung Group, Ltd.	465,000	2,396,936
	Hang Lung Properties, Ltd.	429,000	1,634,593
	Hang Seng Bank, Ltd.	24,500	497,077
	Hanny Holdings, Ltd.	1,416,000	26,535
*	Hans Energy Co., Ltd.	232,000	13,702
	Harbour Centre Development, Ltd.	24,000	37,781
#	Henderson Investment, Ltd.	477,000	47,114
	Henderson Land Development Co., Ltd.	318,692	2,218,046
*	Heng Tai Consumables Group, Ltd.	320,000	54,556
*	Hi Sun Technology (China), Ltd.	279,000	42,956
	HKC (Holdings), Ltd.	3,670	740
#	HKR International, Ltd.	370,933	235,840
	Hon Kwok Land Investment Co., Ltd	118,000	39,351
*	Honesty Treasure International Holdings, Ltd.	886,000	42,087
	Hong Kong and China Gas Co., Ltd.	203,390	501,370
	Hong Kong and Shanghai Hotels, Ltd.	188,431	328,365
	Hong Kong Electric Holdings, Ltd.	97,500	588,836
	Hong Kong Exchanges & Clearing, Ltd.	12,200	210,030
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	15,421
	Hongkong Chinese, Ltd.	222,000	36,751
	Hop Fung Group Holdings, Ltd.	30,000	6,808
	Hopewell Highway Infrastructure, Ltd.	207,000	171,207
	Hopewell Holdings, Ltd.	335,000	1,419,911
	Hsin Chong Construction Group, Ltd.	280,000	70,044
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	30,108
	Huafeng Group Holdings, Ltd.	583,800	26,943
*	Hualing Holdings, Ltd.	506,000	27,292
	Hung Hing Printing Group, Ltd.	64,524	16,629
	Hutchison Harbour Ring, Ltd.	2,568,000	237,173
	Hutchison Telecommunications International, Ltd.	269,000	392,304

35

	Hutchison Whampoa, Ltd.	345,000	3,731,791
	Hysan Development Co., Ltd.	55,605	158,731
	I.T., Ltd.	316,000	95,263
	I-Cable Communications, Ltd.	85,000	12,426
*	IDT International, Ltd.	612,000	27,086
*	Imagi International Holdings, Ltd.	64,000	6,645
	Industrial & Commercial Bank of China (Asia), Ltd.	91,143	242,721
	Integrated Distribution Services Group, Ltd.	21,000	51,572
*	Interchina Holdings Co., Ltd.	3,390,000	33,065
	IPE Group, Ltd.	325,000	43,790
	ITC Corp., Ltd.	431,131	20,199
*	ITC Properties Group, Ltd.	415,000	10,166
	Jinhui Holdings Co., Ltd.	86,000	57,092
#	Johnson Electric Holdings, Ltd.	621,500	311,733
#	K Wah International Holdings, Ltd.	563,882	267,879
*	Kai Yuan Holdings, Ltd.	2,080,000	49,418
	Kantone Holdings, Ltd.	523,316	38,958
*	Karl Thomson Holdings, Ltd.	180,000	39,531
	Keck Seng Investments	126,000	87,311
	Kerry Properties, Ltd.	173,583	1,188,377
	Kin Yat Holdings, Ltd.	148,000	32,276
	Kingboard Chemical Holdings, Ltd.	309,500	1,434,443
#	Kowloon Development Co., Ltd.	177,000	403,612
	Lai Fung Holdings, Ltd.	2,392,000	63,994
*	Lai Sun Development Co., Ltd.	2,373,000	41,317
*	Lai Sun Garment International, Ltd.	432,000	24,072
	Le Saunda Holdings, Ltd.	200,000	25,386
#	Lee & Man Paper Manufacturing, Ltd.	93,600	195,445
	Lerado Group Holding Co.	408,000	36,650
	Li & Fung, Ltd.	121,600	460,786
	Lifestyle International Holdings, Ltd.	86,000	164,125
	Lippo, Ltd.	104,000	57,296
	Liu Chong Hing Investment, Ltd.	76,000	97,830
	Luen Thai Holdings, Ltd.	230,000	26,836
	Luk Fook Holdings (International), Ltd.	110,000	76,634
#	Luks Industrial Group, Ltd.	110,000	86,271
*	Lung Cheong International Holdings, Ltd.	1,224,000	52,674
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	81,175
# *	Macau Success, Ltd.	260,000	39,340
	Magnificent Estates	2,312,000	67,856
	Man Yue International Holdings, Ltd.	220,000	44,105
#	Matsunichi Communications Holdings, Ltd.	192,000	158,594
#	Melco International Development, Ltd.	379,000	476,822
#	Midland Holdings, Ltd.	154,000	147,403
	Miramar Hotel & Investment	87,000	126,829
*	Mongolia Energy Corporation, Ltd.	175,000	397,766
	MTR Corp., Ltd.	352,989	1,190,938
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	41,821
# *	Nan Hai Corp., Ltd.	19,050,000	198,175
	Nanyang Holdings	4,000	9,163
	Natural Beauty Bio-Technology, Ltd.	370,000	98,356
	New Century Group Hong Kong, Ltd.	464,000	8,751

36

#	New World China Land, Ltd.	604,400	412,589
	New World Development Co., Ltd.	716,453	1,803,733
	Next Media, Ltd.	270,000	117,817
	Norstar Founders Group, Ltd.	280,000	74,706
	NWS Holdings, Ltd.	290,361	931,628
	Oriental Press Group	536,000	88,644
	Oriental Watch Holdings	132,000	58,771
#	Pacific Andes International Holdings, Ltd.	490,233	93,074
#	Pacific Basin Shipping, Ltd.	247,000	428,536
	Pacific Century Premium Developments, Ltd.	579,000	207,773
	Paliburg Holdings, Ltd.	2,707,900	71,537
	PCCW, Ltd.	375,000	235,549
	PCCW, Ltd. Sponsored ADR	7,400	46,465
	Peace Mark Holdings, Ltd.	134,000	154,853
	Pico Far East Holdings, Ltd.	414,000	66,964
	Playmates Holdings, Ltd.	45,400	26,503
# *	Playmates Toys Ltd	45,400	1,920
*	PME Group, Ltd.	250,000	16,690
*	Pokphand (C.P.) Co., Ltd.	1,200,000	53,769
# *	Poly Hong Kong Investment, Ltd.	125,000	71,326
	Ports Design, Ltd.	61,500	189,617
#	Prime Success International Group, Ltd.	150,000	91,411
	Public Financial Holdings, Ltd.	204,000	174,178
	PYI Corp., Ltd.	433,990	85,151
#	Qin Jia Yuan Media Services Co., Ltd.	78,538	52,479
	Raymond Industrial, Ltd.	77,000	9,879
	Regal Hotels International Holdings, Ltd.	5,454,000	297,148
#	Road King Infrastructure, Ltd.	99,000	109,387
	Sa Sa International Holdings, Ltd.	224,000	92,949
	Samson Paper Holdings, Ltd.	214,000	35,449
	Sea Holdings, Ltd.	126,000	84,287
*	Shanghai Allied Cement, Ltd.	96,000	12,839
*	Shanghai Zenghai Property, Ltd.	2,525,000	81,105
	Shangri-La Asia, Ltd.	276,000	930,252
	Shaw Brothers Hong Kong, Ltd.	57,000	153,364
#	Shell Electric Manufacturing Co., Ltd.	82,000	51,638
	Shenyin Wanguo, Ltd.	195,000	156,348
	Shui On Construction & Materials, Ltd.	26,000	67,445
	Shun Tak Holdings, Ltd.	262,000	306,229
	Silver Grant International	186,000	33,625
#	Singamas Container Holdings, Ltd.	214,000	68,665
	Sino Biopharmaceutical, Ltd.	264,000	56,601
*	Sino Gas Group, Ltd.	480,000	12,462
	Sino Land Co., Ltd.	396,737	1,012,455
*	Sino-i Technology, Ltd.	3,520,000	36,525
*	Skyfame Realty Holdings, Ltd.	240,000	30,731
	Smartone Telecommunications Holdings, Ltd.	132,000	134,371
	Solomon Systech International, Ltd.	1,154,000	66,622
	Starlight International Holdings	157,500	14,138
	Stelux Holdings International, Ltd.	359,000	43,267
#	Sun Hung Kai & Co., Ltd.	312,000	278,356
	Sun Hung Kai Properties, Ltd.	232,000	3,736,301

37

	SW Kingsway Capitol Holdings, Ltd.	1,004,000	28,019
	Symphony Holdings, Ltd.	682,000	46,358
	Tack Fat Group	552,000	47,390
	Tai Cheung Holdings	173,000	103,621
	Tai Fook Securities Group, Ltd.	154,000	69,235
*	Tak Shun Technology Group, Ltd.	4,760,000	70,903
	Tak Sing Alliance Holdings	186,000	33,665
	Tan Chong International, Ltd.	324,000	96,676
*	TCC International Holdings, Ltd.	170,720	136,366
#	Techtronic Industries Co., Ltd.	659,000	629,977
	Television Broadcasts, Ltd.	62,000	411,712
*	Tencent Holdings, Ltd.	40,600	342,816
	Texhong Textile Group, Ltd.	168,000	20,443
	Texwinca Holdings, Ltd.	184,000	148,643
	Tian An China Investments	295,400	219,752
#	Tingyi (Cayman Islands) Holding Corp.	122,000	146,418
*	Titan Petrochemicals Group, Ltd.	1,160,000	47,627
	Tongda Group Holdings, Ltd.	1,100,000	35,988
	Top Form International, Ltd.	178,000	13,467
	Transport International Holdings, Ltd.	70,000	327,376
	Truly International Holdings	76,000	91,602
	Tungtex (Holdings) Co., Ltd.	174,000	43,631
*	United Power Investment, Ltd.	804,000	30,907
*	U-Right International Holdings, Ltd.	1,502,000	35,283
	USI Holdings, Ltd.	182,000	100,636
	Varitronix International, Ltd.	114,000	72,758
	Vedan International (Holdings), Ltd.	468,000	35,418
	Victory City International Holdings	284,008	79,455
	Vitasoy International Holdings, Ltd.	178,000	83,783
*	VODone, Ltd.	212,000	16,627
*	Vongroup, Ltd.	990,000	39,354
	VST Holdings, Ltd.	112,000	23,454
	Vtech Holdings, Ltd.	45,000	265,696
	Wai Kee Holdings, Ltd.	92,000	24,219
	Wang On Group, Ltd.	1,680,000	17,683
	Wharf Holdings, Ltd.	408,750	2,046,316
	Wheelock and Co., Ltd.	485,000	1,527,127
#	Wheelock Properties, Ltd.	520,000	526,298
*	Willie International Holdings, Ltd.	15,024,800	194,669
	Wing Hang Bank, Ltd.	38,000	576,911
	Wing Lung Bank, Ltd.	48,800	921,734
	Wing On Co. International, Ltd.	47,000	91,228
	Wong’s Kong King International (Holdings), Ltd.	110,000	14,118
#	Xinyi Glass Holding Co., Ltd.	218,000	192,440
	Yau Lee Holdings, Ltd.	218,000	33,009
	Yip’s Chemical Holdings, Ltd.	124,000	85,202
#	Yue Yuen Industrial (Holdings), Ltd.	246,500	708,353
	Yugang International, Ltd.	1,294,000	22,927
TOTAL COMMON STOCKS			66,264,352

38

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/10	211,795	—
*	Golden Resorts Group, Ltd. Rights 06/10/10	332,400	—
*	Hkc Holdings, Ltd. Warrants 11/30/09	367	11
*	Hongkong Chinese, Ltd. Rights 06/23/08	77,700	3,085
*	Kantone Holdings, Ltd. Warrants 01/08/09	90,300	278
*	Lippo, Ltd. Rights 06/23/08	26,000	1,664
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	Paliburg Holdings, Ltd. Warrants 11/05/07	143,100	844
*	Tian An China Investments Rights 12/21/07	30,400	1,363
TOTAL RIGHTS/WARRANTS			7,245

TOTAL — HONG KONG			66,271,597

IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
	Abbey P.L.C.	2,280	18,232
*	Aer Lingus Group P.L.C.	89,698	233,869
#	Allied Irish Banks P.L.C. Sponsored ADR	180,982	7,297,194
	Anglo Irish Bank Corp. P.L.C.	168,559	2,205,735
	Bank of Ireland P.L.C.	31,102	395,288
#	Bank of Ireland P.L.C. Sponsored ADR	122,724	6,202,471
*	Blackrock International Land P.L.C.	9,347	3,432
	C&C Group P.L.C.	23,058	185,204
	CRH P.L.C.	32,318	1,190,983
	CRH P.L.C. Sponsored ADR	84,187	3,120,812
	CryptoLogic, Ltd.	900	14,737
	DCC P.L.C.	25,873	602,088
*	Dragon Oil P.L.C.	79,549	820,763
*	Elan Corp. P.L.C.	11,725	299,101
# *	Elan Corp. P.L.C. Sponsored ADR	62,500	1,565,000
	FBD Holdings P.L.C.	5,191	193,889
	Fyffes P.L.C.	123,538	155,353
	Glanbia P.L.C.	43,959	337,216
	Greencore Group P.L.C.	28,049	133,281
*	Horizon Technology Group P.L.C.	10,347	18,174
	IAWS Group P.L.C.	43,359	1,056,738
	IFG Group P.L.C.	12,005	38,182
	Independent News & Media P.L.C.	65,382	234,130
# *	IONA Technologies P.L.C. ADR	5,700	20,634
	Irish Continental Group P.L.C.	12,617	397,526
	Irish Life & Permanent P.L.C.	160,268	2,808,029
*	Kenmare Resources P.L.C.	162,347	166,849
	Kerry Group P.L.C.	40,764	1,231,791
	Kingspan Group P.L.C.	19,320	204,884
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	131,733
	Paddy Power P.L.C.	7,672	276,467
	Readymix P.L.C.	8,287	15,775
	Total Produce P.L.C.	9,347	8,971
	United Drug P.L.C.	67,940	409,601
*	Waterford Wedgwood P.L.C.	303,747	3,403
TOTAL COMMON STOCKS			31,997,535

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			31,997,535

39

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
*	A.S. Roma SpA	21,318	43,809
	ACEA SpA	20,710	432,352
	Acegas-APS SpA	11,567	96,866
	Actelios SpA	9,200	107,129
*	Aedes SpA	15,702	43,486
#	AEM SpA	197,455	802,289
#	Alleanza Assicurazioni SpA	84,579	1,041,331
#	Amplifon SpA	11,008	34,495
#	Assicurazioni Generali SpA, Trieste	68,006	2,829,788
#	Astaldi SpA	20,902	195,795
	Atlantia SpA	5,858	210,626
*	Autogrill SpA, Novara	12,193	179,480
#	Azimut Holding SpA	16,036	163,951
*	Banca Carige SpA	140,794	590,687
#	Banca Finnat Euramerica SpA	18,038	23,976
#	Banca Ifis SpA	3,639	54,853
	Banca Intermobiliare SpA	17,332	134,845
*	Banca Italease SpA	47,328	539,978
#	Banca Monte Dei Paschi di Siena SpA	652,520	2,082,157
	Banca Piccolo Credito Valtellinese Scarl SpA	91,127	1,021,074
#	Banca Popolare dell’Etruria e del Lazio Scrl	24,208	292,046
#	Banca Popolare di Milano Scarl	236,677	2,603,325
*	Banca Profilo SpA	12,834	28,174
	Banco di Desio e della Brianza SpA	15,821	166,992
	Banco Popolare Scarl	202,173	4,057,357
	Beghelli SpA	52,121	76,567
	Benetton Group SpA	28,357	380,490
	Benetton Group SpA Sponsored ADR	3,400	91,039
	Biesse SpA	3,460	70,810
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	28,717
	Brembo SpA	12,137	142,619
#	Bulgari SpA	24,528	283,459
	Buzzi Unicem SpA	33,080	971,580
	C.I.R. SpA - Compagnie Industriali Riunite	221,819	609,887
#	Caltagirone Editore SpA	18,903	107,518
#	Caltagirone SpA	13,425	109,668
	Carraro SpA	6,094	54,227
#	Cembre SpA	4,534	41,267
#	Cementir SpA	34,205	294,182
	Centrale del Latte di Torino & Co. SpA	5,071	23,050
#	Class Editore SpA	14,430	27,140
	Credito Artigiano SpA	28,305	117,177

40

#	Credito Bergamasco SpA	7,986	345,873
#	Credito Emiliano SpA	34,158	368,270
*	Cremonini SpA	26,658	124,298
	Danieli & Co. SpA	6,865	284,872
	Davide Campari - Milano SpA	53,155	503,147
	De Longhi SpA	19,764	92,249
# *	Digital Multimedia Technologies SpA	1,000	34,332
	Emak SpA	5,067	39,147
	Enel SpA	240,658	2,706,146
#	Eni SpA	2,426	98,982
	Eni SpA Sponsored ADR	111,450	9,093,206
#	ERG SpA	27,638	632,547
	Ergo Previdenza SpA	12,748	82,033
	Esprinet SpA	2,155	16,110
	Fiat SpA	113,409	2,529,446
	Fiat SpA Sponsored ADR	8,900	198,061
*	Fiera Milano SpA	2,610	28,191
	Finmeccanica SpA	63,688	1,931,464
#	Fondiaria - Sai SpA	38,768	1,469,791
#	Gemina SpA	362,374	532,562
#	Geox SpA	10,000	129,032
#	Gewiss SpA	8,038	48,281
#	Granitifiandre SpA	4,023	42,337
*	Greenergycapital SpA	363	633
*	Gruppo Coin SpA	11,501	67,942
#	Gruppo Editoriale L’Espresso SpA	64,105	196,665
*	Guala Closures SpA	15,167	94,102
#	Hera SpA	166,005	704,172
#	Immsi SpA	72,926	101,776
*	Impregilo SpA	76,656	472,458
#	Indesit Co. SpA	9,574	120,112
#	Industria Macchine Automatique SpA	2,112	45,581
#	Intek SpA	131,068	131,693
	Interpump Group SpA	7,699	75,184
	Intesa Sanpaolo SpA	1,238,040	8,123,598
	Intesa Sanpaolo Sponsored ADR	14,017	550,895
#	Iride SpA	106,893	360,671
*	Isagro SpA	4,547	36,661
#	Italcementi SpA	39,435	797,270
#	Italmobiliare SpA	4,802	474,301
# *	Juventus Football Club SpA	15,523	24,827
*	KME Group SpA	36,320	64,064
#	Lottomatica SpA	25,306	722,874
	Luxottica Group SpA	1,585	44,316
	Luxottica Group SpA Sponsored ADR	5,700	159,429
	Marazzi Group SpA	13,203	145,291
#	Mariella Burani SpA	1,823	49,730
#	Marr SpA	9,000	95,435
#	Mediaset SpA	120,394	981,926
	Mediobanca SpA	121,102	2,252,851
#	Mediolanum SpA	31,005	178,358
	Meliorbanca SpA	21,170	85,660

41

	Milano Assicurazioni SpA	102,480	644,865
	Mirato SpA	4,604	59,934
#	Mondadori (Arnoldo) Editore SpA	34,665	252,873
*	Montefibre SpA	52,254	41,745
	Navigazione Montanari SpA	20,517	85,274
	PanariaGroup Industrie Ceramiche SpA	4,370	22,655
*	Parmalat SpA	804,778	2,336,192
	Permasteelisa SpA	3,863	82,976
*	Piaggio & C SpA	16,973	40,995
# *	Pininfarina SpA	3,278	38,947
	Pirelli & C.Real Estate SpA	7,825	201,129
#	Pirelli & Co. SpA	1,614,240	1,340,759
	Premafin Finanziaria SpA	112,868	251,352
	Premuda SpA	34,347	74,869
	Recordati SpA	24,331	194,749
*	Reno de Medici SpA	75,191	44,505
# *	Risanamento Napoli SpA	15,429	33,584
#	Sabaf SpA	1,075	33,300
	SAES Getters SpA	1,863	50,022
	Safilo Group SpA	77,274	215,969
	Saipem SpA	15,073	692,678
#	Saras SpA Raffinerie Sarde	86,463	533,034
#	SAVE SpA	5,075	78,921
# *	Seat Pagine Gialle SpA	467,000	74,448
	Snam Rete Gas SpA	58,890	391,421
*	Snia SpA	59,435	56,700
# *	Societa Partecipazioni Finanziarie SpA	108,401	75,916
#	Societe Cattolica di Assicurazoni Scrl SpA	22,714	1,119,927
*	Socotherm SpA	3,685	31,676
#	Sogefi SpA	15,823	81,416
	Sol SpA	10,929	79,955
*	Sorin SpA	128,586	222,110
*	Stefanel SpA	11,817	21,162
# *	Telecom Italia Media SpA	322,761	64,823
	Telecom Italia SpA	17,080	37,575
	Telecom Italia SpA Sponsored ADR	179,000	3,934,420
	Terna SpA	223,886	1,017,527
# *	Tiscali SpA	76,161	284,565
#	Tod’s SpA	3,069	191,284
	Trevi Finanziaria SpA	4,872	125,125
#	UniCredito Italiano SpA	1,570,241	10,984,860
	Unione di Banche Italiane Scpa	191,664	4,940,035
#	Unipol Gruppo Finanziario SpA	333,092	889,797
	Vianini Lavori SpA	6,164	99,720
	Vittoria Assicurazioni SpA	4,874	96,835
TOTAL COMMON STOCKS			91,867,734

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,543
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	24,208	4,708
# *	Intek SpA Warrants 06/13/08	11,090	1,682
TOTAL RIGHTS/WARRANTS			10,933

TOTAL — ITALY			91,878,667

42

JAPAN — (17.5%)
COMMON STOCKS — (17.5%)
	A&A Material Corp.	12,000	12,193
# *	ABILIT Corp.	8,900	15,454
	Achilles Corp.	97,000	151,854
	Adeka Corp.	48,200	440,170
#	Aderans Holdings Co., Ltd.	17,200	359,714
#	Advan Co., Ltd.	9,800	62,847
	Advantest Corp.	3,200	83,929
#	Advantest Corp. ADR	10,000	263,600
	AEON Co., Ltd.	156,000	2,242,076
	Aeon Delight Co., Ltd.	2,600	49,700
	Aeon Fantasy Co., Ltd.	4,500	60,310
	Aeon Mall Co., Ltd.	6,800	220,098
	Ahresty Corp.	9,400	145,372
	Ai Holdings Corp.	13,000	75,589
	Aica Kogyo Co., Ltd.	28,900	258,173
	Aichi Corp.	9,100	71,192
	Aichi Machine Industry Co., Ltd.	42,000	157,425
#	Aichi Steel Corp.	62,000	317,678
	Aida Engineering, Ltd.	35,000	195,876
	Aigan Co., Ltd.	8,800	58,578
	Aioi Insurance Co., Ltd.	322,000	2,008,120
	Aiphone Co., Ltd.	9,800	153,145
	Air Water, Inc.	51,000	628,912
	Airport Facilities Co., Ltd.	25,600	199,166
	Aisan Industry Co., Ltd.	15,800	166,420
	Aisin Seiki Co., Ltd.	32,500	1,138,518
	Ajinomoto Co., Inc.	187,000	1,819,308
#	Akebono Brake Industry Co., Ltd.	24,500	182,792
	Akindo Sushiro Co., Ltd.	3,000	66,139
	Alfresa Holdings Corp.	11,100	772,411
	All Nippon Airways Co., Ltd.	35,000	134,465
*	Allied Telesis Holdings K.K.	10,900	7,543
	Aloka Co., Ltd.	12,100	166,157
	Alpha Corp.	3,500	35,677
	Alpha Systems, Inc.	5,500	140,933
#	Alpine Electronics, Inc.	25,000	320,902
	Alps Electric Co., Ltd.	100,200	1,097,055
	Alps Logistics Co., Ltd.	7,100	80,562
	Altech Co., Ltd.	6,200	19,495
	Altech Corp.	2,600	27,952
	Amada Co., Ltd.	210,000	1,922,321
	Amano Corp.	36,700	394,410
#	Amiyaki Tei Co., Ltd.	13	24,791
#	Amuse, Inc.	5,000	85,492
	Ando Corp.	38,000	73,504
	Anest Iwata Corp.	17,000	71,249

43

#	Anritsu Corp.	61,000	195,087
	AOC Holdings, Inc.	20,100	251,808
	AOI Advertising Promotion, Inc.	5,500	35,591
	AOI Electronics Co., Ltd.	1,400	16,148
	AOKI Holdings, Inc.	11,700	195,222
	Aoyama Trading Co., Ltd.	32,600	652,978
*	Aozora Bank, Ltd.	42,000	111,542
	Arakawa Chemical Industries, Ltd.	10,800	116,358
	Araya Industrial Co., Ltd.	18,000	43,193
#	Arealink Co., Ltd.	290	28,313
#	Ariake Japan Co., Ltd.	11,500	189,206
#	Arisawa Manufacturing Co., Ltd.	19,400	133,437
	Aronkasei Co., Ltd.	18,000	64,221
#	ART Corp.	2,800	44,748
	As One Corp.	5,390	111,529
	Asahi Breweries, Ltd.	73,000	1,279,157
	Asahi Diamond Industrial Co., Ltd.	34,000	250,575
	Asahi Glass Co., Ltd.	95,000	1,250,876
	Asahi Kasei Corp.	262,000	1,556,344
	Asahi Kogyosha Co., Ltd.	14,000	52,263
	Asahi Organic Chemicals Industry Co., Ltd.	47,000	133,801
	Asahi Pretec Corp.	2,400	73,578
# *	Asahi Tec Corp.	104,000	81,867
*	Asanuma Corp.	11,000	15,439
	Asatsu-Dk, Inc.	15,800	454,486
	Ashimori Industry Co., Ltd.	38,000	81,786
	Asics Corp.	10,000	111,084
	ASKA Pharmaceutical Co., Ltd.	17,000	128,836
	Astellas Pharma, Inc.	18,900	800,080
	Asti Corp.	4,000	11,798
#	Asunaro Aoki Construction Co., Ltd.	23,500	135,580
#	Atom Corp.	2,600	9,744
	Atsugi Co., Ltd.	86,000	116,749
#	Aucnet, Inc.	3,400	67,300
	Autobacs Seven Co., Ltd.	17,700	519,192
	Avex Group Holdings, Inc.	8,500	98,729
#	Azel Corp.	23,000	34,930
	Bando Chemical Industries, Ltd.	45,000	175,820
#	Bank of the Ryukyus, Ltd.	22,300	245,107
	Bank of Yokohama, Ltd.	258,000	1,883,423
#	Belluna Co., Ltd.	14,950	121,194
	Benesse Corp.	18,700	761,784
#	Best Denki Co., Ltd.	34,000	213,145
#	Bookoff Corp.	6,200	53,059
#	Bosch Corp.	74,000	421,369
	Bridgestone Corp.	106,100	1,811,058
	Brother Industries, Ltd.	103,200	1,488,073
	Bunka Shutter Co., Ltd.	36,000	153,489
#	CAC Corp.	9,200	93,687
	Calsonic Kansei Corp.	87,000	365,063
	Canon Electronics, Inc.	6,200	173,013
	Canon Finetech, Inc.	15,200	230,509

44

	Canon Marketing Japan, Inc.	38,800	749,386
	Canon, Inc. Sponsored ADR	25,050	1,355,456
	Capcom Co., Ltd.	5,800	192,668
	Casio Computer Co., Ltd.	93,400	1,234,431
	Cawachi, Ltd.	8,400	246,518
#	Central Finance Co., Ltd.	47,000	143,596
	Central Glass Co., Ltd.	100,000	410,709
	Central Japan Railway Co.	37	361,715
	Central Security Patrols Co., Ltd.	3,100	30,118
	Century Leasing System, Inc.	16,400	183,937
#	CFS Corp.	12,000	64,254
#	Chino Corp.	24,000	66,214
	Chiyoda Co., Ltd.	15,500	267,580
	Chiyoda Corp.	41,000	435,281
#	Chofu Seisakusho Co., Ltd.	12,300	258,446
*	Chori Co., Ltd.	69,000	89,632
	Chubu Electric Power Co., Ltd.	21,500	482,215
	Chubu Shiryo Co., Ltd.	10,000	92,153
#	Chudenko Corp.	16,600	287,819
	Chuetsu Pulp and Paper Co., Ltd.	45,000	89,284
*	Chugai Mining Co., Ltd.	85,000	28,195
#	Chugai Pharmaceutical Co., Ltd.	19,800	309,645
	Chugai Ro Co., Ltd.	31,000	134,788
	Chugoku Marine Paints, Ltd.	30,000	230,579
	Chuo Denki Kogyo Co., Ltd.	7,000	113,704
	Chuo Mitsui Trust Holdings, Inc.	236,000	1,680,509
	Chuo Spring Co., Ltd.	16,000	67,102
	Circle K Sunkus Co., Ltd.	25,700	417,383
	Citizen Holdings Co., Ltd.	133,100	1,127,669
	CKD Corp.	33,900	245,709
#	Clarion Co., Ltd.	103,000	195,494
#	Cleanup Corp.	10,000	66,352
	CMK Corp.	24,000	185,601
	Coca-Cola Central Japan Co., Ltd.	27	219,748
#	Coca-Cola West Japan Co., Ltd.	29,502	707,075
*	cocokara fine HOLDINGS, Inc.	1,320	25,669
#	Colowide Co., Ltd.	3,500	17,001
*	Columbia Music Entertainment, Inc.	23,000	17,683
	Commuture Corp.	17,000	114,585
	Computer Engineering & Consulting, Ltd.	6,600	60,125
	Comsys Holdings Corp.	68,000	577,098
	Co-Op Chemical Co., Ltd.	23,000	38,432
	Core Corp.	6,100	37,326
	Corona Corp.	13,800	196,224
#	Cosel Co., Ltd.	8,300	93,919
	Cosmo Oil Co., Ltd.	326,000	1,295,660
# *	Cosmo Securities Co., Ltd.	111,000	114,874
	Create Medic Co., Ltd.	3,000	26,545
	Credit Saison Co., Ltd.	34,100	808,442
#	Creed Corp.	73	85,852
	Cross Plus, Inc.	2,000	21,547
	CSK Holdings Corp.	36,600	828,666

45

	CTI Engineering Co., Ltd.	4,600	30,010
#	Culture Convenience Club Co., Ltd.	29,700	131,302
	Cybozu, Inc.	20	7,517
#	D&M Holdings, Inc.	40,000	168,265
	Dai Nippon Printing Co., Ltd.	169,000	2,587,632
#	Dai Nippon Screen Mfg. Co., Ltd.	126,000	592,269
#	Dai Nippon Sumitomo Pharma Co., Ltd.	90,000	764,107
	Dai Nippon Toryo, Ltd.	53,000	64,904
	Daibiru Corp.	9,000	103,182
	Daicel Chemical Industries, Ltd.	158,000	987,078
	Dai-Dan Co., Ltd.	20,000	91,739
	Daido Kogyo Co., Ltd.	11,000	23,922
#	Daido Metal Co., Ltd.	19,000	109,821
	Daido Steel Co., Ltd.	134,000	848,444
	Daidoh, Ltd.	13,300	137,404
	Daifuku Co., Ltd.	24,500	287,967
	Daihatsu Motor Co., Ltd.	100,000	1,123,884
	Daihen Corp.	54,000	257,758
	Daiho Corp.	49,000	65,513
#	Daiichi Chuo Kisen Kaisha	15,000	106,105
#	Daiichi Jitsugyo Co., Ltd.	25,000	118,657
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	44,660
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	44,548
	Daiichi Sankyo Co, Ltd.	19,900	561,705
#	Daiken Corp.	50,000	89,128
#	Daiki Aluminium Industry Co., Ltd.	21,000	102,379
	Daikin Industries, Ltd.	6,000	309,758
	Daiko Clearing Services Corp.	9,000	62,354
	Daikoku Denki Co., Ltd.	5,500	59,676
#	Daikyo, Inc.	98,392	195,120
#	Daimei Telecom Engineering Corp.	22,000	224,072
	Dainichi Co., Ltd.	8,100	40,059
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	44,000	174,060
	Dainippon Ink & Chemicals, Inc.	260,000	843,583
#	Daio Paper Corp.	49,000	405,343
	Daiseki Co., Ltd.	2,925	88,239
	Daiso Co., Ltd.	36,000	107,649
*	Daisue Construction Co., Ltd.	70,000	42,524
	Daisyo Corp.	11,800	137,838
	Daito Trust Construction Co., Ltd.	4,100	211,128
*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	20,880
	Daiwa House Industry Co., Ltd.	163,000	2,000,502
	Daiwa Industries, Ltd.	15,000	70,171
	Daiwa Securities Co., Ltd.	241,000	2,416,446
	Daiwa Seiko, Inc.	27,000	43,795
#	Daiwabo Co., Ltd.	49,000	124,114
#	Daiwabo Information System Co., Ltd.	8,500	144,472
	DC Co., Ltd.	17,700	53,848
#	DCM Japan Holdings Co., Ltd.	45,580	319,200
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	270,000	1,106,307
	Denki Kogyo Co., Ltd.	30,000	177,331
	Denso Corp.	45,400	1,659,278

46

#	Dentsu, Inc.	541	1,324,704
	Denyo Co., Ltd.	13,400	126,790
#	Descente, Ltd.	22,000	128,945
# *	DIA Kensetsu Co., Ltd.	18,500	4,902
	Dijet Industrial Co., Ltd.	13,000	29,000
	Disco Corp.	5,800	298,979
	DMW Corp.	900	19,121
#	Don Quijote Co., Ltd.	14,200	296,869
#	Doshisha Co., Ltd.	6,000	101,916
	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	212,475
	Dowa Holdings Co., Ltd.	108,000	815,460
# *	Dream Incubator, Inc.	25	36,387
#	DTS Corp.	9,000	181,477
#	Dwango Co., Ltd.	46	128,811
#	DyDo Drinco, Inc.	5,700	208,118
	Dynic Corp.	12,000	25,258
#	eAccess, Ltd.	211	118,137
#	Eagle Industry Co., Ltd.	12,000	106,508
	East Japan Railway Co.	73	563,583
#	Ebara Corp.	195,000	656,928
	Echo Trading Co., Ltd.	3,000	25,947
#	Edion Corp.	45,300	409,697
	Eiken Chemical Co., Ltd.	10,000	83,000
	Eisai Co., Ltd.	11,700	424,113
	Eizo Nanao Corp.	7,800	192,517
	Electric Power Development Co., Ltd.	9,300	348,395
	Elna Co., Ltd.	12,000	26,393
# *	Elpida Memory, Inc.	40,800	1,507,650
# *	Eneserve Corp.	11,300	44,741
	Enplas Corp.	7,700	92,616
#	Enshu, Ltd.	37,000	49,858
	Ensuiko Sugar Refining Co., Ltd.	11,000	20,347
	Epson Toyocom Corp.	31,000	110,652
	ESPEC Corp.	11,000	111,517
	Exedy Corp.	10,500	279,104
#	Ezaki Glico Co., Ltd.	46,000	493,080
	FALCO biosystems, Ltd.	4,000	23,970
	FamilyMart Co., Ltd.	19,800	725,071
#	Fancl Corp.	16,800	194,914
	Fanuc, Ltd.	4,600	500,308
	Fast Retailing Co., Ltd.	2,800	242,437
# *	FDK Corp.	39,000	50,665
	Foster Electric Co., Ltd.	7,000	158,994
#	FP Corp.	6,100	175,336
#	France Bed Holdings Co., Ltd.	66,000	100,252
#	Fudo Tetra Corp.	88,400	88,077
	Fuji Co., Ltd.	8,200	145,790
	Fuji Corp., Ltd.	19,200	62,727
	Fuji Electric Holdings Co., Ltd.	281,000	1,239,666
#	Fuji Heavy Industries, Ltd.	334,000	1,565,919
#	Fuji Kiko Co., Ltd.	11,000	20,138
#	Fuji Kyuko Co., Ltd.	14,000	50,823

47

	Fuji Oil Co., Ltd.	36,100	333,076
	Fuji Oozx, Inc.	6,000	23,739
#	Fuji Soft, Inc.	18,500	358,128
	Fujibo Holdings, Inc.	50,000	111,547
	Fujicco Co., Ltd.	11,600	128,015
	FUJIFILM Holdings Corp.	85,500	3,168,373
	Fujikura Kasei Co., Ltd.	8,200	86,541
	Fujikura Rubber, Ltd.	5,000	23,279
	Fujikura, Ltd.	195,000	871,856
	Fujita Corp.	3,700	8,785
#	Fujita Kanko, Inc.	11,000	74,268
	Fujitec Co., Ltd.	36,000	221,951
	Fujitsu Business Systems, Ltd.	8,600	115,802
	Fujitsu Frontech, Ltd.	7,000	62,107
	Fujitsu General, Ltd.	13,000	65,547
	Fujitsu, Ltd.	229,542	1,859,198
# *	Fujiya Co., Ltd.	46,000	64,116
	Fukuda Corp.	17,000	63,900
	Fukuoka Financial Group, Inc.	249,000	1,238,798
	Fukushima Bank, Ltd.	109,000	95,168
	Fukusima Industries Corp.	2,500	24,407
#	Fukuyama Transporting Co., Ltd.	93,000	344,857
	Fumakilla, Ltd.	16,000	60,564
	Funai Consulting, Co., Ltd.	10,500	61,132
	Funai Electric Co., Ltd.	10,600	386,519
	Furukawa Co., Ltd.	93,000	162,570
	Furukawa Electric Co., Ltd.	367,067	1,456,526
	Furusato Industries, Ltd.	5,900	60,745
#	Fuso Pharmaceutical Industries, Ltd.	44,000	146,465
	Futaba Corp.	18,700	328,642
	Futaba Industrial Co., Ltd.	29,900	754,745
	Future Architect, Inc.	69	40,790
	Fuyo General Lease Co., Ltd.	9,400	278,932
	G-7 Holdings, Inc.	5,000	24,382
#	Gakken Co., Ltd.	45,000	119,598
	Gecoss Corp.	11,700	51,515
	GEO Co., Ltd.	103	91,745
	Glory, Ltd.	35,700	839,472
# *	GMO Internet, Inc.	15,800	91,507
	Godo Steel, Ltd.	63,000	256,427
	Goldcrest Co., Ltd.	10,940	238,357
*	Goldwin, Inc.	31,000	67,570
	Gourmet Kineya Co., Ltd.	9,000	66,078
#	Green Hospital Supply, Inc.	104	65,335
	Gro-BeLS Co., Ltd.	21,000	24,127
#	GS Yuasa Corp.	166,000	626,996
*	GSI Creos Corp.	49,000	53,427
	Gulliver International Co., Ltd.	2,200	71,203
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	61,784
	Gunze, Ltd.	107,000	537,116
	H20 Retailing Corp.	89,000	662,388
	Hagoromo Foods Corp.	3,000	25,023

48

	Hakuhodo Dy Holdings, Inc.	11,970	690,711
	Hakuto Co., Ltd.	6,900	70,840
	Hamamatsu Photonics K.K.	4,800	142,377
	Hankyu Hanshin Holdings, Inc.	337,000	1,460,875
#	Hanwa Co., Ltd.	111,000	705,556
	Happinet Corp.	4,100	61,385
	Harashin Narus Holdings Co., Ltd.	5,700	61,508
	Harima Chemicals, Inc.	12,000	55,101
	Haruyama Trading Co., Ltd.	2,400	13,485
	Haseko Corp.	233,500	376,404
# *	Hayashikane Sangyo Co., Ltd.	20,000	22,807
	Hazama Corp.	59,300	66,372
	Heiwa Corp.	20,900	228,998
	Heiwado Co., Ltd.	15,400	258,322
	Hibiya Engineering, Ltd.	15,000	118,724
	Higashi-Nippon Bank, Ltd.	81,000	349,719
	Hikari Tsushin, Inc.	10,800	388,508
	Hino Motors, Ltd.	98,000	655,631
	Hirose Electric Co., Ltd.	6,100	710,854
	HIS Co., Ltd.	8,500	128,909
	Hisamitsu Pharmaceutical Co., Inc.	6,800	274,209
	Hitachi Cable, Ltd.	101,000	392,354
	Hitachi Chemical Co., Ltd.	30,400	679,887
	Hitachi Construction Machinery Co., Ltd.	7,300	252,437
	Hitachi High-Technologies Corp.	39,800	906,706
	Hitachi Information Systems, Ltd.	11,100	240,705
	Hitachi Koki Co., Ltd.	24,900	422,684
	Hitachi Kokusai Electric, Inc.	34,000	322,548
	Hitachi Maxell, Ltd.	26,600	347,485
	Hitachi Medical Corp.	17,000	132,273
	Hitachi Metals Techno, Ltd.	3,500	16,802
	Hitachi Metals, Ltd.	17,000	249,942
#	Hitachi Plant Technologies, Ltd.	45,000	170,936
	Hitachi Software Engineering Co., Ltd.	13,800	339,216
	Hitachi Systems & Services, Ltd.	5,000	94,915
	Hitachi Tool Engineering, Ltd.	10,800	132,283
	Hitachi Transport System, Ltd.	30,000	373,508
# *	Hitachi Zosen Corp.	192,000	249,762
	Hitachi, Ltd.	4,000	28,811
	Hitachi, Ltd. Sponsored ADR	57,100	4,113,484
	Hochiki Corp.	5,000	37,540
	Hodogaya Chemical Co., Ltd.	29,000	75,686
	Hogy Medical Co., Ltd.	3,300	169,811
	Hokkaido Electric Power Co., Inc.	10,800	220,754
	Hokkaido Gas Co., Ltd.	40,000	95,611
	Hokkan Holdings, Ltd.	34,000	103,413
	Hokko Chemical Industry Co., Ltd.	14,000	48,801
	Hokuetsu Industries Co., Ltd.	10,000	36,159
#	Hokuetsu Paper Mills, Ltd.	65,000	293,490
	Hokuhoku Financial Group, Inc.	500,000	1,542,587
	Hokuriku Electric Industry Co., Ltd.	35,000	61,799
	Hokuriku Electric Power Co., Inc.	19,800	473,299

49

	Hokuto Corp.	6,100	132,843
	Honda Motor Co., Ltd.	16,700	554,704
	Honda Motor Co., Ltd. Sponsored ADR	199,669	6,635,001
	Horiba, Ltd.	7,700	219,065
	Horipro, Inc.	7,700	90,462
#	Hosiden Corp.	20,300	436,878
#	Hosokawa Micron Corp.	17,000	124,968
	House Foods Corp.	41,500	670,483
	Howa Machinery, Ltd.	68,000	65,868
	Hoya Corp.	17,300	481,289
	I Metal Technology Co., Ltd.	14,000	29,507
	Ibiden Co., Ltd.	6,100	256,819
	IBJ Leasing Co., Ltd.	10,000	213,046
	Ichiken Co., Ltd.	22,000	42,448
#	Ichikoh Industries, Ltd.	28,000	69,318
	Ichinen Co., Ltd.	9,500	47,309
#	Ichiyoshi Securities Co., Ltd.	20,000	203,147
	Icom, Inc.	5,800	146,128
#	Idec Corp.	11,200	132,744
*	Idemitsu Kosan Co., Ltd.	11,500	1,235,785
	Ihara Chemical Industry Co., Ltd.	27,000	79,968
	IHI Corp.	501,000	1,136,897
	Iino Kaiun Kaisha, Ltd.	24,500	234,960
*	Ikegami Tsushinki Co., Ltd.	35,000	53,523
*	Image Holdings Co., Ltd.	7,400	28,853
#	Imasen Electric Industrial Co., Ltd.	6,200	104,957
#	Imperial Hotel, Ltd.	3,150	109,361
*	Impress Holdings, Inc.	43	6,751
	Inaba Denki Sangyo Co., Ltd.	6,500	203,502
	Inaba Seisakusho Co., Ltd.	6,300	75,695
	Inabata and Co., Ltd.	23,800	139,383
	Inageya Co., Ltd.	23,000	196,766
*	Ines Corp.	19,100	111,809
#	Information Services International-Dentsu, Ltd.	7,500	60,082
	INPEX Holdings, Inc.	31	402,829
	Inui Steamship Co., Ltd.	8,000	123,306
	Inui Tatemono Co., Ltd.	5,000	44,805
#	Invoice, Inc.	2,790	45,385
	ISE Chemicals Corp.	9,000	66,608
# *	Iseki & Co., Ltd.	107,000	306,587
*	Isetan Mitsukoshi Holdings, Ltd.	103,940	1,248,227
*	Ishihara Sangyo Kaisha, Ltd.	122,000	186,522
#	Ishii Hyoki Co., Ltd.	1,300	33,797
#	Ishii Iron Works Co., Ltd.	23,000	42,764
	Ishizuka Glass Co., Ltd.	12,000	23,770
	Isuzu Motors, Ltd.	104,000	560,823
*	IT Holdings Corp.	24,900	486,568
#	ITO EN, Ltd. (6455789)	23,200	372,502
	ITO EN, Ltd. (B23PWV0)	1,830	19,792
	Itochu Corp.	147,000	1,702,267
	Itochu Enex Co., Ltd.	26,300	181,625
	Itochu Techno-Solutions Corp.	10,900	399,373

50

	Itochu-Shokuhin Co., Ltd.	5,000	167,858
#	Itoham Foods, Inc.	81,000	409,686
	Itoki Corp.	18,700	104,059
	Iwasaki Electric Co., Ltd.	30,000	83,640
#	Iwatani International Corp.	85,000	272,800
	Iwatsu Electric Co., Ltd.	58,000	60,616
#	Izumi Co., Ltd.	9,800	165,587
	Izumiya Co., Ltd.	41,000	271,391
# *	Izutsuya Co., Ltd.	70,000	64,372
# *	J Bridge Corp.	23,600	11,417
	J Front Retailing Co., Ltd.	44,600	293,795
#	Jalux, Inc.	2,000	27,067
	Jamco Corp.	8,000	62,249
#	Janome Sewing Machine Co., Ltd.	101,000	91,034
*	Japan Airlines System Corp.	52,000	116,899
#	Japan Airport Terminal Co., Ltd.	23,800	431,875
	Japan Aviation Electronics Industry, Ltd.	25,000	220,212
	Japan Business Computer Co., Ltd.	8,900	64,429
	Japan Carlit Co., Ltd.	13,500	64,476
#	Japan Cash Machine Co., Ltd.	12,800	107,374
#	Japan Digital Laboratory Co., Ltd.	10,400	143,772
	Japan Foundation Engineering Co., Ltd.	8,600	19,579
#	Japan Kenzai Co., Ltd.	6,400	36,961
	Japan Medical Dynamic Marketing, Inc.	2,600	7,280
	Japan Petroleum Exploration Co., Ltd.	5,000	359,249
	Japan Pulp & Paper Co., Ltd.	52,000	186,029
	Japan Radio Co., Ltd.	64,000	221,318
	Japan Tobacco, Inc.	118	572,628
#	Japan Transcity Corp.	34,000	133,548
#	Japan Vilene Co., Ltd.	34,000	160,704
	Jastec Co., Ltd.	8,100	53,028
	JBIS Holdings, Inc.	14,000	56,706
	Jeans Mate Corp.	5,400	33,557
#	Jeol, Ltd.	34,000	141,318
	JFE Holdings, Inc.	21,300	1,204,014
	JFE Shoji Holdings, Inc.	39,000	307,772
	JGC Corp.	18,000	396,834
#	Jidosha Buhin Kogyo Co., Ltd.	16,000	73,093
	JMS Co., Ltd.	6,000	16,269
	Joban Kosan Co., Ltd.	32,000	56,151
#	J-Oil Mills, Inc.	51,000	172,317
#	Joint Corp.	14,800	113,839
#	Joshin Denki Co., Ltd.	23,000	192,078
	JS Group Corp.	75,600	1,289,019
	JSP Corp.	17,000	154,092
	JSR Corp., Tokyo	7,300	149,210
	JTEKT Corp.	26,800	468,621
	Juki Corp.	61,000	210,471
	Juroku Bank, Ltd.	170,000	950,141
	Jyomo Co., Ltd.	37,000	55,828
	K.R.S. Corp.	2,100	16,695
	Kabuki-Za Co., Ltd.	1,000	46,069

51

#	Kadokawa Holdings, Inc.	10,500	259,024
	Kaga Electronics Co., Ltd.	13,400	180,611
#	Kagome Co., Ltd.	22,900	349,860
	Kajima Corp.	519,000	2,119,373
#	Kakaku.com, Inc.	24	136,979
	Kaken Pharmaceutical Co., Ltd.	35,000	271,931
#	Kamagai Gumi Co., Ltd.	51,000	57,601
	Kameda Seika Co., Ltd.	6,000	81,749
	Kamei Corp.	13,000	60,132
	Kamigumi Co., Ltd.	151,000	1,198,247
	Kanaden Corp.	13,000	71,465
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	52,385
	Kanamoto Co., Ltd.	11,000	66,427
#	Kandenko Co., Ltd.	55,000	362,706
	Kaneka Corp.	172,000	1,252,432
*	Kanematsu Corp.	141,000	203,425
	Kanematsu Electronics, Ltd.	10,900	87,099
	Kansai Electric Power Co., Inc.	25,800	569,066
	Kansai Paint Co., Ltd.	107,000	780,857
	Kanto Auto Works, Ltd.	18,046	246,474
	Kanto Denka Kogyo Co., Ltd.	16,000	84,880
	Kanto Natural Gas Development Co., Ltd.	20,000	146,532
	Kao Corp.	14,000	365,406
	Kasai Kogyo Co., Ltd.	18,000	58,074
	Kasei (C.I.) Co., Ltd.	15,000	39,151
	Kasumi Co., Ltd.	23,000	150,668
#	Katakura Industries Co., Ltd.	9,900	175,587
	Kato Sangyo Co., Ltd.	11,300	131,677
	Kato Works Co., Ltd.	35,000	158,427
*	Kawada Industries, Inc.	10,000	16,411
	Kawaguchi Metal Industries Co., Ltd.	10,000	39,894
	Kawai Musical Instruments Manufacturing Co., Ltd.	39,000	62,569
	Kawasaki Heavy Industries, Ltd.	536,000	1,659,022
	Kawasaki Kasei Chemicals, Ltd.	23,000	40,586
	Kawasaki Kinkai Kisen Kaisha, Ltd.	13,000	60,367
	Kawasaki Kisen Kaisha, Ltd.	106,000	1,172,606
# *	Kawashima Selkon Textiles Co., Ltd.	59,000	60,425
	Kawasumi Laboratories, Inc.	8,000	47,132
	Kayaba Industry Co., Ltd.	91,000	421,505
	KDDI Corp.	89	617,552
	Keihanshin Real Estate Co., Ltd.	10,000	46,589
	Keihin Corp.	23,700	422,009
#	Keihin Electric Express Railway Co., Ltd.	89,000	566,234
	Keio Corp.	102,000	545,649
	Keisei Electric Railway Co., Ltd.	57,000	295,868
#	Keiyo Co., Ltd.	19,100	102,206
	Kenedix, Inc.	263	389,038
	Kentucky Fried Chicken Japan, Ltd.	5,000	91,118
#	Kenwood Corp.	153,000	168,599
#	Key Coffee, Inc.	9,900	173,225
	Keyence Corp.	1,700	406,250
	Kibun Food Chemifa Co., Ltd.	7,500	77,531

52

	Kikkoman Corp.	57,000	712,718
#	Kimura Chemical Plants Co., Ltd.	4,100	44,133
	Kinden Corp.	69,000	690,963
*	Kinki Nippon Tourist Co., Ltd.	34,000	63,875
#	Kinki Sharyo Co., Ltd.	21,000	92,906
#	Kintetsu Corp.	104,000	339,255
	Kintetsu World Express, Inc.	4,900	136,284
	Kinugawa Rubber Industrial Co., Ltd.	11,000	28,609
	Kioritz Corp.	20,000	61,701
	Kirin Holdings Co., Ltd.	169,000	2,797,649
# *	Kishu Paper Co., Ltd.	43,000	56,303
	Kisoji Co., Ltd.	5,400	110,881
#	Kissei Pharmaceutical Co., Ltd.	21,000	471,012
#	Kitagawa Iron Works Co., Ltd.	47,000	102,162
	Kitano Construction Corp.	26,000	60,447
#	Kitz Corp.	52,000	292,039
	Kiyo Holdings, Inc.	386,000	651,985
#	Koa Corp.	25,500	208,656
	Koatsu Gas Kogyo Co., Ltd.	25,000	148,257
	Kobayashi Pharmaceutical Co., Ltd.	7,400	228,832
#	Kobayashi Yoko Co., Ltd.	1,900	7,933
	Kobe Steel, Ltd.	351,000	1,155,663
#	Koei Co., Ltd.	11,600	169,502
	Kohnan Shoji Co., Ltd.	14,900	225,742
	Kohsoku Corp.	5,000	25,665
	Koike Sanso Kogyo Co., Ltd.	12,000	64,146
	Koito Industries, Ltd.	7,000	23,011
	Koito Manufacturing Co., Ltd.	42,000	599,109
#	Kojima Co., Ltd.	9,100	47,852
	Kokuyo Co., Ltd.	48,664	452,126
	Komai Tekko, Inc.	12,000	25,164
	Komatsu Seiren Co., Ltd.	19,000	78,241
	Komatsu Wall Industry Co., Ltd.	4,800	59,342
	Komatsu, Ltd.	20,200	640,507
#	Komeri Co., Ltd.	14,600	395,821
	Komori Corp.	31,700	620,950
	Konaka Co., Ltd.	10,880	60,000
	Konami Co., Ltd.	8,000	292,270
#	Konami Corp. ADR	9,870	364,104
	Konica Minolta Holdings, Inc.	35,000	653,458
	Konishi Co., Ltd.	10,000	89,776
	Kosaido Co., Ltd.	5,400	26,728
	Kose Corp.	12,400	289,740
#	Kosei Securities Co., Ltd.	36,000	42,037
*	Kosugi Sangyo Co., Ltd.	85,000	20,966
	Ku Holdings Co., Ltd.	4,400	18,665
	Kubota Corp.	15,000	121,564
	Kubota Corp. Sponsored ADR	47,300	1,915,650
#	Kumiai Chemical Industry Co., Ltd.	25,000	78,568
	Kura Corp.	26	66,770
	Kurabo Industries, Ltd.	108,000	235,828
	Kuraray Co., Ltd.	88,500	1,117,884

53

	Kureha Corp.	66,000	386,642
	Kurimoto, Ltd.	39,000	57,300
	Kurita Water Industries, Ltd.	11,800	435,359
	Kuroda Electric Co., Ltd.	15,500	235,760
#	Kurosaki Harima Corp.	35,000	104,211
	K’s Holdings Corp.	14,100	252,916
	Kyocera Corp.	3,400	327,643
	Kyocera Corp. Sponsored ADR	23,300	2,252,178
	Kyoden Co., Ltd.	7,000	11,084
	Kyodo Printing Co., Ltd.	46,000	132,236
	Kyodo Shiryo Co., Ltd.	56,000	89,337
	Kyoei Sangyo Co., Ltd.	8,000	22,634
#	Kyoei Tanker Co., Ltd.	22,000	65,185
	Kyokuto Boeki Kaisha, Ltd.	10,000	22,660
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	102,526
	Kyokuyo Co., Ltd.	41,000	78,177
#	Kyorin Co., Ltd.	2,000	24,832
#	Kyoritsu Maintenance Co., Ltd.	5,940	109,583
	Kyosan Electric Manufacturing Co., Ltd.	24,000	91,489
	Kyoto Kimono Yuzen Co., Ltd.	64	60,669
	Kyowa Exeo Corp.	42,000	414,015
	Kyowa Hakko Kogyo Co., Ltd.	59,000	573,231
	Kyowa Leather Cloth Co., Ltd.	4,100	20,383
	Kyudenko Corp.	27,000	167,170
	Kyushu Electric Power Co., Inc.	23,400	497,226
*	Laox Co., Ltd.	10,000	5,600
	Lapine Co., Ltd.	12,000	14,801
#	Lawson, Inc.	10,400	459,591
	Leopalace21 Corp.	14,100	225,358
#	Life Corp.	10,000	142,403
#	Lintec Corp.	27,100	486,837
	Lion Corp.	84,000	373,177
#	Look, Inc.	26,000	48,368
	Mabuchi Motor Co., Ltd.	11,800	633,816
	Macnica, Inc.	5,200	71,936
#	Maeda Corp.	80,000	308,014
	Maeda Road Construction Co., Ltd.	37,000	263,533
	Maezawa Industries, Inc.	3,100	7,351
	Maezawa Kaisei Industries Co., Ltd.	5,600	61,354
	Maezawa Kyuso Industries Co., Ltd.	7,300	135,021
*	Magara Construction Co., Ltd.	7,000	3,716
#	Makino Milling Machine Co., Ltd.	60,000	435,140
	Makita Corp.	14,200	599,007
	Makita Corp. Sponsored ADR	5,914	251,168
	Mandom Corp.	7,500	195,712
	Marche Corp.	2,000	13,307
	Mars Engineering Corp.	5,000	84,571
	Marubeni Corp.	300,000	2,678,606
#	Marubun Corp.	8,200	52,138
	Marudai Food Co., Ltd.	58,000	124,841
#	Maruei Department Store Co., Ltd.	18,000	52,866
#	Maruha Nichiro Holdings, Inc.	224,815	368,956

54

	MARUI GROUP CO., Ltd.	163,200	1,355,001
#	Maruichi Steel Tube, Ltd.	24,200	829,598
	Maruka Machinery Co., Ltd.	4,000	38,335
#	Marusan Securities Co., Ltd.	39,700	308,893
	Maruwa Co., Ltd.	4,200	55,148
#	Maruyama Manufacturing Co., Inc.	26,000	60,163
# *	Maruzen Co., Ltd.	34,000	36,802
	Maruzen Showa Unyu Co., Ltd.	37,000	121,698
	Maspro Denkoh Corp.	7,200	58,818
#	Matsuda Sangyo Co., Ltd.	2,420	54,552
	Matsui Construction Co., Ltd.	12,000	38,082
#	Matsui Securities Co., Ltd.	12,800	91,503
#	Matsumotokiyoshi Holdings Co., Ltd.	13,700	297,426
	Matsushita Electric Industrial Co., Ltd.	198,000	4,496,580
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	76,400	1,737,336
	Matsushita Electric Works, Ltd.	104,000	1,145,208
#	Matsuya Co., Ltd.	4,000	89,315
	Matsuya Foods Co., Ltd.	9,300	113,175
#	Max Co., Ltd.	20,000	255,215
	Maxvalu Tokai Co., Ltd.	6,300	97,488
	Mazda Motor Corp.	294,000	1,535,034
	MEC Co., Ltd.	2,100	18,842
	Mediceo Paltac Holdings Co., Ltd.	54,200	995,655
#	Megachips Corp.	6,100	76,871
#	Meidensha Corp.	87,000	270,784
	Meiji Dairies Corp.	125,000	681,822
*	Meiji Machine Co., Ltd.	40,000	34,210
#	Meiji Seika Kaisha, Ltd.	165,000	719,784
#	Meiji Shipping Co., Ltd.	6,200	37,457
#	Meitec Corp.	3,800	112,441
#	Meito Sangyo Co., Ltd.	5,000	108,302
#	Meiwa Estate Co., Ltd.	7,300	55,205
# *	Meiwa Trading Co., Ltd.	18,000	47,500
	Mercian Corp.	26,000	61,653
	Mesco, Inc.	6,000	35,286
	Mikuni Coca-Cola Bottling Co., Ltd.	19,600	210,872
	Mikuni Corp.	7,000	18,999
	Milbon Co., Ltd.	2,400	47,615
	Millea Holdings, Ltd.	51,712	2,135,016
	Millea Holdings, Ltd. ADR	64,004	2,637,400
	Mimasu Semiconductor Industry Co., Ltd.	8,500	175,052
#	Minebea Co., Ltd.	119,000	720,565
	Ministop Co., Ltd.	7,900	154,358
	Miraca Holdings, Inc.	16,400	404,532
#	Miroku Jyoho Service Co., Ltd.	9,000	21,857
# *	Misawa Homes Co., Inc.	11,200	70,751
	Misawa Resort Co., Ltd.	3,000	9,606
	MISUMI Group, Inc.	9,000	172,744
	Mitani Corp.	6,000	50,224
#	Mito Securities Co., Ltd.	31,000	102,110
	Mitsuba Corp.	20,000	127,864
#	Mitsubishi Cable Industries, Ltd.	77,000	97,231

55

	Mitsubishi Chemical Holdings Corp.	237,500	1,685,233
	Mitsubishi Corp.	133,900	4,627,135
	Mitsubishi Electric Corp.	72,000	815,053
	Mitsubishi Estate Co., Ltd.	29,000	781,602
	Mitsubishi Gas Chemical Co., Inc.	159,000	1,193,446
	Mitsubishi Heavy Industries, Ltd.	557,000	2,810,314
	Mitsubishi Kakoki Kaisha, Ltd.	21,000	74,598
	Mitsubishi Logistics Corp.	61,000	751,520
	Mitsubishi Materials Corp.	320,160	1,533,556
# *	Mitsubishi Motors Corp.	257,000	456,185
	Mitsubishi Paper Mills, Ltd.	148,000	371,971
#	Mitsubishi Pencil Co., Ltd.	10,000	141,734
	Mitsubishi Rayon Co., Ltd.	311,452	1,126,261
#	Mitsubishi Steel Manufacturing Co., Ltd.	43,000	187,414
	Mitsubishi Tanabe Pharma Corp.	75,000	975,829
	Mitsubishi UFJ Financial Group, Inc.	952,520	9,686,715
	Mitsubishi UFJ Financial Group, Inc. ADR	589,892	5,987,404
	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	140,086
# *	Mitsubishi UFJ NICOS Co., Ltd.	126,000	472,214
	Mitsuboshi Belting, Ltd.	38,000	196,001
	Mitsui & Co., Ltd.	19,000	466,083
#	Mitsui & Co., Ltd. Sponsored ADR	4,049	1,977,005
	Mitsui Chemicals, Inc.	202,000	1,160,187
	Mitsui Engineering and Shipbuilding Co., Ltd.	147,000	534,678
	Mitsui Fudosan Co., Ltd.	32,000	794,268
	Mitsui High-Tec, Inc.	14,200	116,732
	Mitsui Home Co., Ltd.	27,000	149,200
	Mitsui Knowledge Industry Co., Ltd.	1,115	331,692
#	Mitsui Matsushima Co., Ltd.	33,000	126,864
	Mitsui Mining and Smelting Co., Ltd.	331,000	1,111,660
	Mitsui Mining Co., Ltd.	15,000	46,532
	Mitsui O.S.K. Lines, Ltd.	34,000	513,643
	Mitsui Sugar Co., Ltd.	46,000	161,105
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	56,700	2,232,059
#	Mitsui-Soko Co., Ltd.	52,000	265,550
	Mitsumi Electric Co., Ltd.	15,500	450,128
	Mitsumura Printing Co., Ltd.	8,000	28,928
#	Mitsuuroko Co., Ltd.	15,600	100,314
#	Miura Co., Ltd.	12,100	299,786
# *	Miyaji Engineering Group	31,000	30,007
*	Miyakoshi Corp.	3,900	29,608
	Miyoshi Oil & Fat Co., Ltd.	49,000	70,314
	Miyuki Keori Co., Ltd.	8,000	21,378
	Mizuho Financial Group, Inc.	1,026	5,388,398
#	Mizuho Investors Securities Co., Ltd.	159,000	214,372
#	Mizuho Trust & Banking Co., Ltd.	100,000	187,996
#	Mizuno Corp.	51,000	307,757
	Mochida Pharmaceutical Co., Ltd.	20,000	218,259
#	Modec, Inc.	4,200	156,651
#	Monex Beans Holdings, Inc.	1,000	750,895
	Mori Seiki Co., Ltd.	29,600	569,408
#	Morinaga & Co., Ltd.	98,000	192,407

56

	Morinaga Milk Industry Co., Ltd.	104,000	311,708
	Morita Corp.	17,000	69,864
	Moritex Corp.	6,300	32,260
	Morozoff, Ltd.	24,000	73,964
	Mory Industries, Inc.	22,000	78,276
#	MOS Food Services, Inc.	9,600	122,099
	Moshi Moshi Hotline, Inc.	900	23,267
	MR Max Corp.	13,000	49,844
	Murata Manufacturing Co., Ltd.	38,900	2,046,825
	Musashino Bank, Ltd.	16,900	781,085
# *	Mutoh Holdings Co., Ltd.	26,000	85,397
	Mutow Co., Ltd.	10,800	59,826
	Nabtesco Corp.	7,000	104,535
	NAC Co., Ltd.	3,300	25,866
	Nachi-Fujikoshi Corp.	71,000	311,249
	Nagase & Co., Ltd.	60,000	718,929
#	Nagatanien Co., Ltd.	4,000	30,803
	Nagoya Railroad Co., Ltd.	153,000	415,043
*	Naigai Co., Ltd.	28,000	18,854
	Nakabayashi Co., Ltd.	36,000	64,862
#	Nakamuraya Co., Ltd.	17,000	74,818
	Nakano Corp.	18,000	52,489
	Nakayama Steel Works, Ltd.	44,000	132,259
	Namco Bandai Holdings, Inc.	80,600	1,048,704
	NEC Corp.	615,000	3,270,625
	NEC Corp. Sponsered ADR	35,800	189,912
# *	NEC Electronics Corp.	21,300	499,490
	NEC Fielding, Ltd.	12,800	157,288
	NEC Leasing, Ltd.	8,900	139,592
	NEC Mobiling, Ltd.	3,500	59,680
	NEC System Integration & Construction, Ltd.	11,400	162,454
# *	NEC Tokin Corp.	35,000	120,983
#	Net One Systems Co., Ltd.	272	296,836
*	Netmarks, Inc.	32	13,115
	Neturen Co., Ltd., Tokyo	18,100	201,432
	New Japan Radio Co., Ltd.	4,000	14,661
	New Tachikawa Aircraft Co., Ltd.	1,600	62,206
	NGK Insulators, Ltd.	29,000	530,173
#	NGK Spark Plug Co., Ltd.	98,000	1,219,812
	NHK Spring Co., Ltd.	49,000	456,071
	Nice Holdings, Inc.	41,000	109,822
	Nichia Steel Works, Ltd.	19,000	71,316
# *	Nichias Corp.	51,000	188,671
	Nichiban Co., Ltd.	8,000	22,475
#	Nichicon Corp.	35,500	305,764
#	Nichiha Corp.	11,000	105,042
#	Nichii Gakkan Co.	10,700	144,615
#	Nichimo Co., Ltd.	15,000	28,201
	Nichimo Corp.	90,000	35,885
	Nichirei Corp.	123,000	569,917
	Nichireki Co., Ltd.	8,000	23,152
	Nidec Copal Corp.	10,400	144,289

57

	Nidec Corp.	4,300	320,327
	Nidec Corp. ADR	4,800	90,096
#	Nidec Sankyo Corp.	26,000	189,140
#	Nidec Tosok Corp.	2,600	22,179
	Nifco, Inc.	12,000	282,161
#	Nihon Chouzai Co., Ltd.	3,000	107,339
	Nihon Dempa Kogyo Co., Ltd.	7,300	192,858
#	Nihon Eslead Corp.	5,700	57,963
#	Nihon Inter Electronics Corp.	19,200	45,726
	Nihon Kagaku Sangyo Co., Ltd.	3,000	21,629
	Nihon Kohden Corp.	10,800	203,510
	Nihon Matai Co., Ltd.	9,000	15,026
#	Nihon Nohyaku Co., Ltd.	23,000	246,308
	Nihon Parkerizing Co., Ltd.	22,000	340,894
	Nihon Spindle Manufacturing Co., Ltd.	17,000	47,082
#	Nihon Unisys, Ltd.	21,200	324,767
	Nikkiso Co., Ltd.	23,000	185,690
	Nikko Co., Ltd.	11,000	26,987
	Nikon Corp.	17,000	541,950
	Nintendo Co., Ltd.	2,400	1,321,914
	Nippo Corp.	27,000	147,988
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,000	158,271
*	Nippon Carbide Industries Co., Inc.	29,000	47,615
#	Nippon Carbon Co., Ltd.	23,000	117,134
#	Nippon Ceramic Co., Ltd.	7,000	82,470
	Nippon Chemical Industrial Co., Ltd.	28,000	90,861
	Nippon Chemi-Con Corp.	73,000	333,903
#	Nippon Chemiphar Co., Ltd.	5,000	24,101
#	Nippon Chutetsukan K.K.	15,000	23,097
	Nippon Chuzo K.K.	27,000	46,860
	Nippon Concrete Industries Co., Ltd.	33,000	54,475
#	Nippon Denko Co., Ltd.	28,000	337,284
	Nippon Densetsu Kogyo Co., Ltd.	25,000	217,281
	Nippon Denwa Shisetu Co., Ltd.	22,000	63,391
	Nippon Electric Glass Co., Ltd.	16,000	311,104
	Nippon Express Co., Ltd.	222,000	1,116,624
	Nippon Felt Co., Ltd.	5,000	26,433
	Nippon Filcon Co., Ltd.	9,700	54,888
	Nippon Fine Chemical Co., Ltd.	10,300	59,804
	Nippon Flour Mills Co., Ltd.	70,000	298,328
	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	57,457
#	Nippon Gas Co., Ltd.	16,800	173,146
	Nippon Hume Corp.	20,000	59,184
	Nippon Jogesuido Sekkei Co., Ltd.	24	21,036
	Nippon Kanzai Co., Ltd.	2,800	79,334
#	Nippon Kasei Chemical Co., Ltd.	32,000	65,027
#	Nippon Kayaku Co., Ltd.	92,000	613,710
	Nippon Kinzoku Co., Ltd.	31,000	75,306
	Nippon Koei Co., Ltd., Tokyo	34,000	92,566
	Nippon Konpo Unyu Soko Co., Ltd.	35,000	450,115
#	Nippon Koshuha Steel Co., Ltd.	16,000	28,087
	Nippon Light Metal Co., Ltd.	289,000	498,963

58

	Nippon Meat Packers, Inc.	104,000	1,371,813
#	Nippon Metal Industry Co., Ltd.	53,000	182,220
	Nippon Mining Holdings, Inc.	280,500	1,760,186
	Nippon Mitsubishi Oil Corp.	396,000	2,866,144
#	Nippon Paint Co., Ltd.	125,000	532,518
	Nippon Paper Group, Inc.	518	1,477,490
#	Nippon Parking Development Co., Ltd.	143	6,893
	Nippon Pillar Packing Co., Ltd.	9,000	47,837
#	Nippon Piston Ring Co., Ltd.	39,000	69,206
	Nippon Seiki Co., Ltd.	22,000	389,268
	Nippon Seiro Co., Ltd.	14,000	36,020
	Nippon Seisen Co., Ltd.	16,000	63,579
#	Nippon Sharyo, Ltd.	74,000	193,149
	Nippon Sheet Glass Co., Ltd.	348,000	1,568,232
	Nippon Shinyaku Co., Ltd.	29,000	369,267
	Nippon Shokubai Co., Ltd.	75,000	596,378
	Nippon Signal Co., Ltd.	32,800	202,661
#	Nippon Soda Co., Ltd.	73,000	254,334
	Nippon Steel Corp.	211,000	1,318,975
	Nippon Steel Trading Co., Ltd.	53,000	176,019
	Nippon Suisan Kaisha, Ltd.	146,000	680,147
	Nippon Telegraph & Telephone Corp.	46	223,103
	Nippon Telegraph & Telephone Corp. ADR	27,700	672,002
	Nippon Thompson Co., Ltd.	38,000	280,334
	Nippon Tungsten Co., Ltd.	10,000	21,934
	Nippon Valqua Industries, Ltd.	34,000	104,523
#	Nippon Yakin Kogyo Co., Ltd.	47,000	338,303
	Nippon Yusen KK	211,000	2,147,226
	Nippon Yusoki Co., Ltd.	16,000	54,208
	Nipponkoa Insurance Co., Ltd.	191,000	1,793,002
	Nipro Corp.	27,000	473,136
# *	NIS Group Co., Ltd ADR	30,800	29,876
# *	NIS Group Co., Ltd.	30,704	62,174
	Nishimatsu Construction Co., Ltd.	159,000	440,339
#	Nishimatsuya Chain Co., Ltd.	15,800	186,513
	Nishi-Nippon Bank, Ltd.	391,000	1,291,836
	Nishi-Nippon Railroad Co., Ltd.	162,000	566,644
	Nishishiba Electric Co., Ltd.	10,000	23,360
	Nissan Chemical Industries, Ltd.	20,000	269,716
#	Nissan Motor Co., Ltd.	393,300	3,493,871
	Nissan Shatai Co., Ltd.	39,000	281,002
	Nissay Dowa General Insurance Co., Ltd.	106,000	638,892
#	Nissei Corp.	5,700	58,897
	Nissei Plastic Industrial Co., Ltd.	7,600	35,516
#	Nissen Holdings Co., Ltd.	25,500	135,395
	Nissha Printing Co., Ltd.	8,000	413,085
	Nisshin Fudosan Co., Ltd.	9,100	54,643
	Nisshin Seifun Group, Inc.	101,200	1,204,516
	Nisshin Steel Co., Ltd.	459,000	1,776,251
	Nisshinbo Industries, Inc.	86,000	1,113,481
	Nissho Electronics Corp.	4,100	22,170
	Nissin Corp.	40,000	123,369

59

#	Nissin Food Products Co., Ltd.	33,075	1,196,691
#	Nissin Kogyo Co., Ltd.	16,600	296,882
	Nissin Sugar Manufacturing Co., Ltd.	28,000	63,737
	Nissui Pharmaceutical Co., Ltd.	4,000	25,456
	Nitchitsu Co., Ltd.	11,000	41,751
	Nitta Corp.	11,000	235,485
	Nittan Valve Co., Ltd.	9,600	49,667
	Nittetsu Mining Co., Ltd.	27,000	136,832
#	Nitto Boseki Co., Ltd.	139,000	261,011
	Nitto Denko Corp.	6,900	328,199
	Nitto Electric Works, Ltd.	16,200	164,977
	Nitto FC Co., Ltd.	5,000	24,960
	Nitto Kohki Co., Ltd.	4,900	97,600
#	Nitto Seiko Co., Ltd.	10,000	48,245
*	Nittoc Construction Co., Ltd.	29,000	18,184
*	Niws Co. HQ, Ltd.	148	132
	NOF Corp.	94,000	423,740
	Nohmi Bosai, Ltd.	27,000	184,166
	NOK Corp.	46,000	817,248
	Nomura Co., Ltd.	25,000	92,245
	Nomura Holdings, Inc. ADR	47,500	804,175
# *	Nomura Real Estate Holdings, Inc.	7,200	184,198
	Nomura Research Institute, Ltd.	5,600	138,679
	Nomura Securities Co., Ltd.	108,700	1,845,306
	Noritake Co., Ltd.	62,000	254,114
#	Noritsu Koki Co., Ltd.	8,800	120,233
#	Noritz Corp.	18,300	224,203
	NS Solutions Corp.	4,800	107,746
	NSD Co., Ltd.	10,600	136,342
	NSK, Ltd.	33,000	326,638
	NTN Corp.	51,000	387,533
	NTT Data Corp.	83	344,227
	NTT DoCoMo, Inc.	1,095	1,747,401
	NTT DoCoMo, Inc. Sponsored ADR	45,300	723,441
# *	Oak Capital Corp.	101,000	18,196
	Obayashi Corp.	354,000	1,806,967
	Obic Co., Ltd.	1,370	240,266
#	Odakyu Electric Railway Co., Ltd.	36,000	236,610
#	Oenon Holdings, Inc.	36,000	76,831
	Oiles Corp.	9,440	201,538
	Oji Paper Co., Ltd.	247,000	1,198,983
	Okabe Co., Ltd.	17,000	83,652
	Okamoto Industries, Inc.	37,000	140,056
	Okamoto Machine Tool Works, Ltd.	24,000	56,479
#	Okamura Corp.	22,000	172,285
	Okano Valve Manufacturing Co.	4,000	27,142
#	Okasan Holdings, Inc.	104,000	627,925
	Okaya Electric Industries Co., Ltd.	4,400	23,889
	Oki Electric Cable Co., Ltd.	12,000	19,012
# *	Oki Electric Industry Co., Ltd.	314,000	551,457
	Okinawa Electric Power Co., Ltd.	4,880	227,786
	OKK Corp.	40,000	83,129

60

	OKUMA Corp.	60,000	710,534
#	Okumura Corp.	93,000	403,747
	Okura Industrial Co., Ltd.	31,000	86,763
	Okuwa Co., Ltd.	12,000	172,198
	Olympic Corp.	3,100	17,295
	Olympus Corp.	12,000	391,812
	O-M, Ltd.	7,000	54,068
	OMC Card, Inc.	23,159	87,958
#	Omikenshi Co., Ltd.	24,000	17,527
	Omron Corp.	39,100	843,698
	Ono Pharmaceutical Co., Ltd.	18,200	1,048,262
	Ono Sokki Co., Ltd.	13,000	72,187
	Onoken Co., Ltd.	8,500	144,359
	Onward Holdings Co., Ltd.	79,000	915,522
#	Oracle Corp. Japan	1,900	82,200
#	Organo Corp.	12,000	124,185
	Oriental Land Co., Ltd.	8,300	499,188
	Oriental Shiraishi Corp.	9,700	22,824
	Oriental Yeast Co., Ltd.	5,000	27,013
	Origin Electric Co., Ltd.	15,000	95,728
	Osaka Gas Co., Ltd.	124,000	450,596
	Osaka Organic Chemical Industry, Ltd.	5,000	28,213
	Osaka Steel Co., Ltd.	9,300	137,306
#	Osaka Titanium Technologies Co., Ltd.	2,100	126,148
	Osaki Electric Co., Ltd.	11,000	75,962
#	OSG Corp.	26,900	347,625
	Otsuka Corp.	1,900	136,520
	Oyo Corp.	13,500	181,215
	P.S. Mitsubishi Construction Co., Ltd.	15,500	32,512
	Pacific Industrial Co., Ltd.	21,000	84,298
	Pacific Metals Co., Ltd.	20,000	173,733
#	PanaHome Corp.	45,000	258,074
#	Paramount Bed Co., Ltd.	8,800	119,758
	Parco Co., Ltd.	16,800	224,313
#	Paris Miki, Inc.	12,200	126,362
#	Park24 Co., Ltd.	18,700	156,068
# *	Pasco Corp.	21,000	45,027
#	Pasona Group, Inc.	45	35,338
	PCA Corp.	1,000	9,153
# *	Penta-Ocean Construction Co., Ltd.	145,500	254,045
*	PIA Corp.	700	10,298
#	Pigeon Corp.	8,600	155,638
	Pilot Corp.	65	115,334
	Piolax, Inc.	6,600	135,199
	Pioneer Electronic Corp.	89,700	777,363
	Poplar Co., Ltd.	3,500	20,560
	Press Kogyo Co., Ltd.	52,000	269,512
*	Prima Meat Packers, Ltd.	113,000	126,505
#	PRONEXUS, Inc.	10,000	73,073
	Q.P. Corp.	54,100	502,166
	Raito Kogyo Co., Ltd.	16,900	39,757
#	Rasa Industries, Ltd.	41,000	82,853

61

#	Rengo Co., Ltd.	130,000	885,950
# *	Renown, Inc.	20,100	65,760
	Resona Holdings, Inc.	208	363,409
	Resorttrust, Inc.	16,300	237,318
#	Rhythm Watch Co., Ltd.	49,000	57,184
	RICOH COMPANY, Ltd.	154,000	2,835,910
	Ricoh Elemex Corp.	4,000	36,400
	Ricoh Leasing Co., Ltd.	8,300	200,064
#	Right On Co., Ltd.	8,800	105,165
	Riken Corp.	48,000	243,097
	Riken Keiki Co., Ltd.	9,400	65,624
	Riken Technos Corp.	32,000	77,123
#	Riken Vitamin Co., Ltd.	6,400	193,572
#	Ringer Hut Co., Ltd.	2,800	35,835
	Rinnai Corp.	16,400	592,608
#	RISA Partners, Inc.	61	136,684
	Rock Field Co., Ltd.	4,900	68,671
	Rohm Co., Ltd.	32,400	2,124,377
	Rohto Pharmaceutical Co., Ltd.	25,000	299,312
	Roland Corp.	12,300	255,944
#	Roland DG Corp.	2,700	83,023
	Round One Corp.	199	243,571
#	Royal Co., Ltd.	13,700	147,417
	Ryobi, Ltd.	76,000	283,436
	Ryoden Trading Co., Ltd.	19,000	136,045
	Ryohin Keikaku Co., Ltd.	2,200	130,040
	Ryosan Co., Ltd.	19,500	445,937
#	Ryoshoku, Ltd.	9,000	164,451
	Ryoyo Electro Corp.	13,600	134,323
	S Foods, Inc.	11,500	82,777
	S Science Co., Ltd.	175,000	18,230
#	S.T. Chemical Co., Ltd.	8,000	98,960
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	27,732
	Sagami Chain Co., Ltd.	4,000	43,255
	Sagami Railway Co., Ltd.	33,000	124,246
	Saibu Gas Co., Ltd.	74,000	172,010
#	Saint Marc Holdings Co., Ltd.	2,300	102,019
#	Saizeriya Co., Ltd.	17,500	157,509
	Sakai Chemical Industry Co., Ltd.	49,000	197,181
	Sakai Heavy Industries, Ltd.	17,000	39,029
	Sakai Ovex Co., Ltd.	51,000	64,369
	Sakata INX Corp.	21,000	84,367
#	Sakata Seed Corp.	22,200	335,398
	Sala Corp.	12,500	56,537
	San-Ai Oil Co., Ltd.	23,000	98,280
	Sanden Corp.	72,000	353,646
#	Sanei-International Co., Ltd.	5,500	103,136
# *	Sanix, Inc.	16,900	54,491
	Sankei Building Co., Ltd.	17,000	135,151
#	Sanken Electric Co., Ltd.	63,000	391,321
#	Sanki Engineering Co., Ltd.	35,000	261,845
	Sanko Metal Industrial Co., Ltd.	18,000	37,321

62

	Sankyo Co., Ltd.	22,200	1,421,588
#	Sankyo Seiko Co., Ltd.	17,000	47,100
#	Sankyo-Tateyama Holdings, Inc.	137,000	178,105
	Sankyu, Inc., Tokyo	62,000	353,877
	Sanoh Industrial Co., Ltd.	12,900	91,683
#	Sanrio Co., Ltd.	11,500	121,628
	Sanshin Electronics Co., Ltd.	14,300	158,826
*	Sansui Electric Co., Ltd.	272,000	20,646
	Santen Pharmaceutical Co., Ltd.	14,800	413,691
	Sanwa Holdings Corp.	113,000	450,108
	Sanyo Chemical Industries, Ltd.	33,000	195,681
	Sanyo Denki Co., Ltd.	18,000	83,625
*	Sanyo Electric Co., Ltd.	479,000	1,223,181
	Sanyo Housing Nagoya Co., Ltd.	63	71,098
	Sanyo Industries, Ltd., Tokyo	10,000	20,871
#	Sanyo Shokai, Ltd.	40,000	247,658
#	Sanyo Special Steel Co., Ltd.	69,000	461,906
	Sapporo Hokuyo Holdings, Inc.	173	1,348,261
	Sapporo Holdings, Ltd.	49,000	371,935
#	Sasebo Heavy Industries Co., Ltd., Tokyo	17,000	60,389
	Sato Corp.	9,800	125,065
	Sato Shoji Corp.	7,900	69,162
	Satori Electric Co., Ltd.	10,000	81,307
#	Saxa Holdings, Inc.	20,000	34,893
*	Sbi Holdings, Inc.	1,926	567,466
	Secom Co., Ltd.	13,500	655,646
	Secom Joshinetsu Co., Ltd.	1,500	34,919
	Secom Techno Service Co., Ltd.	2,500	65,059
#	Sega Sammy Holdings, Inc.	101,812	1,046,920
	Seibu Electric Industry Co., Ltd.	6,000	28,927
	Seika Corp.	31,000	75,614
	Seikagaku Corp.	14,900	152,704
	Seiko Epson Corp.	53,300	1,303,135
#	Seiko Holdings Corp.	43,000	231,538
	Seino Holdings Co., Ltd.	84,000	499,094
	Seiren Co., Ltd.	31,000	222,695
	Sekisui Chemical Co., Ltd.	261,000	1,915,698
	Sekisui House, Ltd.	159,000	1,684,068
	Sekisui Jushi Co., Ltd.	20,000	165,553
	Sekisui Plastics Co., Ltd.	53,000	159,394
#	Senko Co., Ltd.	37,000	136,242
#	Senshu Electric Co., Ltd.	4,000	76,311
	Senshukai Co., Ltd.	18,700	139,983
	Seven & I Holdings Co., Ltd.	85,352	2,492,286
	SFCG Co., Ltd.	280	31,905
	Sharp Corp., Osaka	97,000	1,693,749
#	Shibaura Mechatronics Corp.	20,000	121,653
#	Shibusawa Warehouse Co., Ltd.	26,000	151,976
	Shibuya Kogyo Co., Ltd.	6,800	54,032
	Shiga Bank, Ltd.	123,000	811,218
	Shikibo, Ltd.	61,000	99,069
	Shikoku Bank, Ltd.	108,000	494,978

63

	Shikoku Chemicals Corp.	25,000	118,619
	Shikoku Coca-Cola Bottling Co., Ltd.	9,600	108,710
	Shikoku Electric Power Co., Inc.	10,800	306,406
#	Shima Seiki Manufacturing Co., Ltd.	9,600	315,310
	Shimachu Co., Ltd.	21,500	554,819
	Shimadzu Corp.	57,000	612,339
	Shimamura Co., Ltd.	4,100	327,137
	Shimano, Inc.	8,400	403,579
#	Shimizu Bank, Ltd.	4,000	174,978
	Shimizu Corp.	291,000	1,475,353
	Shin Nippon Air Technologies Co., Ltd.	6,800	46,866
	Shinagawa Refractories Co., Ltd.	31,000	86,454
	Shindengen Electric Manufacturing Co., Ltd.	28,000	93,490
	Shin-Etsu Chemical Co., Ltd.	15,500	976,901
	Shin-Etsu Polymer Co., Ltd.	22,800	137,380
	Shinkawa, Ltd.	8,100	115,207
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,285
# *	Shinki Co., Ltd.	69,900	86,192
#	Shinko Electric Co., Ltd.	48,000	151,631
#	Shinko Electric Industries Co., Ltd.	29,400	433,436
	Shinko Plantech Co., Ltd.	9,000	152,305
	Shinko Securities Co., Ltd.	305,000	1,097,385
	Shinko Shoji Co., Ltd.	12,600	129,853
	Shinko Wire Co., Ltd.	23,000	46,648
	Shin-Kobe Electric Machinery Co., Ltd.	14,000	123,770
	Shinmaywa Industries, Ltd.	51,000	203,336
#	Shinnihon Corp.	17,600	35,923
	Shinsei Bank, Ltd.	151,000	596,237
	Shinsho Corp.	11,000	40,484
	Shinwa Kaiun Kaisha, Ltd.	19,000	125,397
	Shinyei Kaisha	5,000	9,496
	Shionogi & Co., Ltd.	55,000	1,109,232
	Shiroki Co., Ltd.	32,000	90,772
#	Shiseido Co., Ltd.	18,000	441,467
	Shizuki Electric Co., Inc.	15,000	63,297
	Shizuoka Bank, Ltd.	150,000	1,687,006
	Shizuoka Gas Co., Ltd.	26,000	135,692
	Sho-Bond Corp	8,200	101,119
	Shobunsha Publications, Inc.	9,400	66,165
#	Shochiku Co., Ltd.	32,000	202,814
#	Shoko Co., Ltd.	47,000	65,118
	Showa Aircraft Industry Co., Ltd.	5,000	49,823
	Showa Corp.	27,200	213,988
	Showa Denko KK	167,000	510,717
#	Showa Sangyo Co., Ltd.	46,000	124,756
	Showa Shell Sekiyu K.K.	97,400	1,066,685
	Siix Corp.	8,800	70,083
# *	Silver Seiko, Ltd.	119,000	32,779
	Sinanen Co., Ltd.	30,000	114,637
	Sintokogio, Ltd.	27,200	266,589
	SKY Perfect JSAT Corp.	896	422,518
	SMC Corp.	10,300	1,293,795

64

	SMK Corp.	28,000	148,651
#	Snow Brand Milk Products Co., Ltd.	73,000	214,639
	SNT Corp.	13,100	79,208
	Soda Nikka Co., Ltd.	7,000	25,974
	Sodick Co., Ltd.	33,900	177,168
	Soft99 Corp.	3,600	20,560
#	Softbank Corp.	16,500	291,499
	Sogo Medical Co., Ltd.	2,900	81,109
#	Sohgo Security Services Co., Ltd.	29,700	405,911
	Sojitz Corp.	335,200	1,279,173
# *	Solid Group Holdings Co., Ltd.	21,500	10,404
	Sompo Japan Insurance, Inc.	235,000	2,540,745
	Sonton Food Industry Co., Ltd.	3,000	22,467
	Sony Corp.	2,000	100,681
	Sony Corp. Sponsored ADR	91,700	4,620,763
	Sony Financial Holdings, Inc.	37	151,331
	Sorun Corp.	10,100	68,237
	Sotoh Co., Ltd.	3,000	31,232
	Space Co., Ltd.	3,700	27,652
	Square Enix Co., Ltd.	4,800	147,127
	SRA Holdings	3,900	59,672
#	SSP Co., Ltd.	29,000	147,993
	Stanley Electric Co., Ltd.	17,600	475,939
	Star Micronics Co., Ltd.	18,600	357,558
	Starzen Corp.	32,000	67,720
#	Stella Chemifa Corp.	2,400	51,357
	Subaru Enterprise Co., Ltd.	9,000	28,674
	Sugi Pharmacy Co., Ltd.	4,800	117,966
	Sugimoto & Co., Ltd.	5,300	64,716
*	Sumco Corp.	12,560	322,098
	Sumida Corp.	8,200	122,084
	Suminoe Textile Co., Ltd.	27,000	55,353
	Sumisho Computer Systems Corp.	12,000	220,976
#	Sumitomo Bakelite Co., Ltd.	115,000	700,492
	Sumitomo Chemical Co., Ltd.	309,000	2,258,154
# *	Sumitomo Coal Mining Co., Ltd.	58,500	68,874
	Sumitomo Corp.	173,200	2,558,561
#	Sumitomo Densetsu Co., Ltd.	18,700	123,194
	Sumitomo Electric Industries, Ltd.	209,500	2,704,047
	Sumitomo Forestry Co., Ltd.	77,500	633,819
	Sumitomo Heavy Industries, Ltd.	40,000	320,954
	Sumitomo Light Metal Industries, Ltd.	149,000	199,325
	Sumitomo Metal Industries, Ltd., Osaka	92,000	438,982
	Sumitomo Metal Mining Co., Ltd.	48,000	805,482
*	Sumitomo Mitsui Construction Co., Ltd.	68,800	74,374
	Sumitomo Mitsui Financial Group, Inc.	646	5,563,646
	Sumitomo Osaka Cement Co., Ltd.	224,000	513,883
	Sumitomo Pipe & Tube Co., Ltd.	17,200	143,374
	Sumitomo Precision Products Co., Ltd.	17,000	60,680
#	Sumitomo Real Estate Sales Co., Ltd.	2,600	114,732
	Sumitomo Realty & Development Co., Ltd.	26,000	666,418
	Sumitomo Rubber Industries, Ltd.	98,900	816,178

65

	Sumitomo Seika Chemicals Co., Ltd.	21,000	80,931
	Sumitomo Trust & Banking Co., Ltd.	347,000	2,961,580
	Sumitomo Warehouse Co., Ltd.	99,000	499,918
*	Sun Wave Corp.	12,000	17,762
	Sundrug Co., Ltd.	6,000	138,240
	SUNX, Ltd.	9,300	49,113
	Suruga Bank, Ltd.	70,000	1,006,486
#	Suruga Corp.	16,800	52,452
	Suzuken Co., Ltd.	27,200	1,039,463
	Suzuki Metal Industry Co., Ltd.	16,000	38,078
	Suzuki Motor Corp.	13,700	379,717
	SWCC Showa Holdings Co., Ltd.	146,000	213,221
*	SxL Corp.	28,000	18,078
	Sysmex Corp.	3,500	130,166
	SystemPro Co., Ltd.	60	36,991
	T&D Holdings, Inc.	30,750	2,048,823
#	T.Hasegawa Co., Ltd.	9,700	143,847
	Tachibana Eletech Co., Ltd.	8,200	67,138
	Tachihi Enterprise Co., Ltd.	1,600	102,166
	Tachi-S Co., Ltd.	8,700	89,126
#	Tadano, Ltd.	39,421	461,286
	Taihei Dengyo Kaisha, Ltd.	17,000	145,681
#	Taihei Kogyo Co., Ltd.	28,000	120,414
	Taiheiyo Cement Corp.	521,000	1,230,820
# *	Taiheiyo Kaiun Co., Ltd.	16,000	34,036
	Taiho Kogyo Co., Ltd.	11,300	163,745
	Taikisha, Ltd.	17,000	250,368
	Taisei Corp.	553,000	1,600,921
#	Taisei Lamick Co., Ltd.	900	20,536
	Taisei Rotec Corp.	17,000	26,132
	Taisho Pharmaceutical Co., Ltd.	40,000	748,918
	Taiyo Nippon Sanso Corp.	72,000	613,921
	Taiyo Yuden Co., Ltd.	61,000	749,040
	Takagi Securities Co., Ltd.	15,000	35,457
	Takamatsu Corp.	10,200	131,850
	Takano Co., Ltd.	5,700	48,093
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	19,366
	Takara Holdings, Inc.	71,000	490,585
#	Takara Printing Co., Ltd.	5,500	44,204
#	Takara Standard Co., Ltd.	52,000	287,607
	Takasago International Corp.	35,000	220,858
	Takasago Thermal Engineering Co., Ltd.	38,000	341,813
*	Takashima & Co., Ltd.	14,000	20,090
	Takashimaya Co., Ltd.	119,000	1,227,910
# *	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	111,044
	Takeda Pharmaceutical Co., Ltd.	20,600	1,194,210
	Takiron Co., Ltd.	33,000	88,648
	Takisawa Machine Tool Co., Ltd.	21,000	34,470
#	Takuma Co., Ltd.	45,000	141,910
	Tamura Corp.	38,000	149,249
	Tasaki Shinju Co., Ltd.	18,000	55,418
	Tatsuta Electric Wire & Cable Co., Ltd.	26,000	66,073

66

	Tayca Corp.	18,000	53,655
	TBK Co., Ltd.	7,000	33,145
	TCM Corp.	40,000	96,456
	TDK Corp.	4,600	316,061
#	TDK Corp. Sponsored ADR	23,300	1,603,040
*	Teac Corp.	26,000	24,435
	Techno Associe Co., Ltd.	3,000	32,294
	Techno Ryowa, Ltd.	4,100	24,271
#	Tecmo, Ltd.	8,400	91,947
	Teijin, Ltd.	428,750	1,615,316
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	59,751
#	Teikoku Piston Ring Co., Ltd.	9,600	94,973
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	55,648
*	Tekken Corp.	75,000	89,160
#	Telepark Corp.	40	52,771
	Tenma Corp.	14,200	185,275
	Terumo Corp.	8,000	398,382
	The 77 Bank, Ltd.	199,000	1,255,942
	The Aichi Bank, Ltd.	4,700	400,961
	The Akita Bank, Ltd.	108,000	498,089
	The Aomori Bank, Ltd.	77,000	322,210
	The Awa Bank, Ltd.	115,000	712,554
#	The Bank of Ikeda, Ltd.	9,800	297,600
	The Bank of Iwate, Ltd.	8,900	570,072
	The Bank of Kyoto, Ltd.	109,000	1,316,058
	The Bank of Nagoya, Ltd.	92,000	623,518
	The Bank of Okinawa, Ltd.	10,900	413,740
	The Bank of Saga, Ltd.	79,000	299,113
	The Chiba Bank, Ltd.	199,000	1,492,365
# *	The Chiba Kogyo Bank, Ltd.	20,900	304,289
	The Chugoku Bank, Ltd.	101,000	1,582,426
	The Chugoku Electric Power Co., Ltd.	17,000	364,467
	The Chukyo Bank, Ltd.	66,000	196,012
# *	The Daiei, Inc.	38,800	286,072
	The Daisan Bank, Ltd.	81,000	289,721
	The Daishi Bank, Ltd.	171,000	744,804
	The Daito Bank, Ltd.	55,000	50,111
	The Ehime Bank, Ltd.	94,000	330,021
#	The Eighteenth Bank, Ltd.	91,000	344,538
	The Fuji Fire & Marine Insurance Co., Ltd.	117,000	368,656
	The Fukui Bank, Ltd.	130,000	407,091
# *	The Goodwill Group, Inc.	458	50,029
	The Gunma Bank, Ltd.	214,000	1,537,401
	The Hachijuni Bank, Ltd.	232,000	1,607,573
	The Higo Bank, Ltd.	104,000	690,887
	The Hiroshima Bank, Ltd.	264,000	1,358,126
	The Hokkoku Bank, Ltd.	160,000	666,541
	The Hokuetsu Bank, Ltd.	100,000	246,725
	The Hyakugo Bank, Ltd.	128,000	846,680
	The Hyakujishi Bank, Ltd.	126,000	786,884
	The Iyo Bank, Ltd.	140,000	1,747,110
#	The Japan General Estate Co., Ltd.	16,500	142,872

67

	The Japan Steel Works, Ltd.	16,000	332,486
#	The Japan Wool Textile Co., Ltd.	33,000	298,797
	The Joyo Bank, Ltd.	181,000	1,030,844
	The Kagawa Bank, Ltd.	43,000	270,535
	The Kagoshima Bank, Ltd.	85,000	725,985
	The Kanto Tsukuba Bank, Ltd.	31,100	179,519
	The Keihin Co., Ltd.	7,000	11,692
	The Keiyo Bank, Ltd.	123,000	831,099
	The Kita-Nippon Bank, Ltd.	4,400	156,980
*	The Maruetsu, Inc.	22,000	166,483
	The Michinoku Bank, Ltd.	82,000	259,882
	The Minato Bank, Ltd.	110,000	220,297
	The Miyazaki Bank, Ltd.	69,000	307,069
	The Nagano Bank, Ltd.	31,000	83,558
	The Nanto Bank, Ltd.	121,000	769,643
	The Nippon Road Co., Ltd.	52,000	87,317
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	159,692
	The Nisshin Oillio Group, Ltd.	65,000	301,860
	The Ogaki Kyoritsu Bank, Ltd.	132,000	745,368
	The Oita Bank, Ltd.	68,000	461,435
	The Pack Corp.	7,900	117,389
	The San-in Godo Bank, Ltd.	89,000	828,570
	The Yasuda Warehouse Co., Ltd.	5,200	43,415
	THK Co., Ltd.	47,500	980,326
	Tigers Polymer Corp.	4,000	20,273
	TKC Corp.	9,600	199,475
*	Toa Corp.	57,000	61,690
	Toa Doro Kogyo Co., Ltd.	15,000	30,060
	Toa Oil Co., Ltd.	47,000	70,450
	Toabo Corp.	53,000	48,749
	Toagosei Co., Ltd.	101,000	385,319
# *	Tobishima Corp.	127,000	42,198
	Tobu Railway Co., Ltd.	142,000	694,919
	Tobu Store Co., Ltd.	25,000	85,152
	TOC Co., Ltd.	34,500	210,229
#	Tocalo Co., Ltd.	4,000	75,089
	Tochigi Bank, Ltd.	59,000	392,532
#	Toda Corp.	121,000	509,930
	Toda Kogyo Corp.	21,000	80,305
	Todentu Corp.	9,000	18,527
	Toei Co., Ltd.	18,000	106,402
	Toenec Corp.	36,000	191,094
	Tohcello Co., Ltd.	11,500	62,733
	Toho Bank, Ltd.	104,000	462,880
	Toho Co., Ltd. (6895200)	35,800	784,842
	Toho Co., Ltd. (6895211)	21,000	67,317
	Toho Gas Co., Ltd.	88,000	455,059
	Toho Real Estate Co., Ltd.	22,600	146,816
#	Toho Titanium Co., Ltd.	3,000	65,225
	Toho Zinc Co., Ltd.	56,000	300,842
	Tohoku Bank, Ltd.	45,000	74,306
	Tohto Suisan Co., Ltd.	11,000	18,886

68

	Tohuku Electric Power Co., Inc.	26,700	572,383
	Tokai Carbon Co., Ltd.	68,000	792,817
	Tokai Corp.	18,000	81,978
#	Tokai Kanko Co., Ltd.	114,000	57,311
	Tokai Lease Co., Ltd.	14,000	28,820
	Tokai Rika Co., Ltd.	20,600	489,849
#	Tokai Rubber Industries, Ltd.	21,100	285,195
	Tokai Tokyo Securities Co., Ltd.	126,000	562,352
	Tokimec, Inc.	14,000	31,741
*	Toko, Inc.	59,000	118,238
	Tokushima Bank, Ltd.	42,000	241,063
	Tokushu Tokai Holdings Co., Ltd.	65,380	134,097
	Tokuyama Corp.	128,000	969,632
	Tokyo Denpa Co., Ltd.	2,200	23,087
	Tokyo Dome Corp.	59,000	269,315
	Tokyo Electric Power Co., Ltd	42,200	1,028,546
	Tokyo Electron Device, Ltd.	41	70,355
	Tokyo Electron, Ltd.	13,200	903,587
	Tokyo Energy & Systems, Inc.	10,000	54,630
	Tokyo Gas Co., Ltd.	140,000	532,418
	Tokyo Kaikan Co., Ltd.	2,000	10,357
#	Tokyo Kikai Seisakusho, Ltd.	21,000	46,214
	Tokyo Leasing Co., Ltd.	13,800	136,326
	Tokyo Ohka Kogyo Co., Ltd.	22,200	431,231
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	32,214
	Tokyo Rakutenchi Co., Ltd.	26,000	98,165
	Tokyo Rope Manufacturing Co., Ltd.	58,000	130,445
	Tokyo Sangyo Co., Ltd.	15,000	46,645
#	Tokyo Seimitsu Co., Ltd.	14,800	276,889
	Tokyo Steel Manufacturing Co., Ltd.	62,600	866,781
#	Tokyo Style Co., Ltd.	33,000	326,102
	Tokyo Tatemono Co., Ltd.	165,000	1,404,552
	Tokyo Tekko Co., Ltd.	17,000	64,290
	Tokyo Theatres Co., Inc.	31,000	59,413
	Tokyo Tomin Bank, Ltd.	17,700	374,757
#	Tokyotokeiba Co., Ltd.	66,000	128,280
#	Tokyu Community Corp.	4,600	113,648
#	Tokyu Construction Co., Ltd.	47,650	170,838
	Tokyu Corp.	56,000	294,280
	Tokyu Land Corp.	75,000	538,682
#	Tokyu Livable, Inc.	5,000	48,163
	Tokyu Recreation Co., Ltd.	6,000	35,477
	Tokyu Store Chain Corp.	33,000	175,468
	Toli Corp.	39,000	72,854
	Tomato Bank, Ltd.	55,000	120,557
	Tomen Electronics Corp.	5,600	62,605
	Tomoe Corp.	19,600	37,222
	Tomoegawa Paper Co., Ltd.	7,000	14,412
	Tomoku Co., Ltd.	35,000	77,733
#	Tomy Co., Ltd.	19,100	130,195
#	Tonami Transportation Co., Ltd.	46,000	103,952
#	TonenGeneral Sekiyu KK	20,000	190,785

69

# *	Tonichi Carlife Group, Inc.	22,000	24,851
#	Topcon Corp.	28,800	296,441
	Toppan Forms Co., Ltd.	26,300	300,410
	Toppan Printing Co., Ltd.	160,000	1,843,520
	Topre Corp.	24,800	227,069
	Topy Industries, Ltd.	83,000	258,400
	Toray Industries, Inc.	238,000	1,559,631
*	Tori Holdings Co., Ltd.	117,000	14,422
	Torigoe Co., Ltd.	7,800	53,643
	Torii Pharmaceutical Co., Ltd.	7,600	110,945
#	Torishima Pump Manufacturing Co., Ltd.	9,000	157,864
	Tose Co., Ltd.	3,800	34,619
	Toshiba Corp.	116,000	1,022,657
	Toshiba Machine Co., Ltd.	29,000	218,905
	Toshiba Plant Kensetsu Co., Ltd.	23,000	226,312
	Toshiba TEC Corp.	51,000	360,674
	Tosho Printing Co., Ltd.	42,000	105,911
	Tosoh Corp.	233,000	1,068,732
	Totetsu Kogyo Co., Ltd.	17,000	107,508
#	TOTO, Ltd.	126,000	967,890
*	Totoku Electric Co., Ltd.	18,000	23,241
#	Tottori Bank, Ltd.	44,000	116,876
#	Touei Housing Corp.	7,300	48,670
	Toukei Computer Co., Ltd.	3,200	40,438
# *	Towa Bank, Ltd.	152,000	155,799
	Towa Corp.	5,100	46,317
#	Towa Pharmaceutical Co., Ltd.	3,200	127,207
	Towa Real Estate Development Co., Ltd.	19,000	20,747
# *	Toyo Construction Co., Ltd.	76,000	54,089
#	Toyo Corp.	12,600	180,402
#	Toyo Electric Co., Ltd.	21,000	65,265
	Toyo Engineering Corp.	32,000	186,839
	Toyo Ink Manufacturing Co., Ltd.	106,000	406,451
	Toyo Kanetsu K.K.	68,000	142,612
	Toyo Kohan Co., Ltd.	35,000	176,096
#	Toyo Machinery & Metal Co., Ltd.	4,000	15,831
	Toyo Radiator Co., Ltd.	25,000	119,590
	Toyo Securities Co., Ltd.	35,000	144,225
	Toyo Seikan Kaisha, Ltd.	84,600	1,666,237
	Toyo Suisan Kaisha, Ltd.	33,000	711,067
#	Toyo Tire & Rubber Co., Ltd.	86,000	339,544
#	Toyo Wharf & Warehouse Co., Ltd.	32,000	58,305
#	Toyobo Co., Ltd.	315,000	636,618
	Toyoda Gosei Co., Ltd.	20,800	671,500
	Toyota Auto Body Co., Ltd.	27,000	556,063
	Toyota Motor Corp. Sponsored ADR	138,200	14,103,310
	Toyota Tsusho Corp.	30,825	752,057
#	Trans Cosmos, Inc.	13,900	140,960
	Trend Micro, Inc.	2,500	87,569
	Trend Micro, Inc. Sponsored ADR	3,540	123,740
	Trinity Industrial Corp.	3,000	17,207
	Trusco Nakayama Corp.	9,900	153,859

70

#	Tsubakimoto Chain Co.	49,000	330,297
	Tsubakimoto Kogyo Co., Ltd.	8,000	28,984
#	Tsudakoma Corp.	23,000	49,275
#	Tsugami Corp.	35,000	126,531
	Tsukamoto Co., Ltd.	18,000	20,848
	Tsukishima Kikai Co., Ltd.	18,000	147,406
	Tsumura & Co.	18,200	448,976
	Tsurumi Manufacturing Co., Ltd.	8,000	59,915
	Tsutsumi Jewelry Co., Ltd.	4,500	91,616
	Tsuzuki Denki Co., Ltd.	8,000	30,130
	TV Asahi Corp.	230	355,721
	TYK Corp.	18,000	37,900
	Ube Industries, Ltd.	111,000	419,203
#	Ube Material Industries, Ltd.	41,000	87,888
	Uchida Yoko Co., Ltd.	27,000	113,202
#	Ulvac, Inc.	9,300	306,143
	Uni-Charm Corp.	3,900	275,780
#	Unicharm Petcare Corp.	2,000	62,497
	Uniden Corp.	35,000	203,020
	Unimat Offisco Corp.	10,300	101,602
*	Union Holdings Co., Ltd.	25,000	4,503
#	Union Tool Co.	4,600	156,773
	Unitika, Ltd.	186,000	206,499
	UNY Co., Ltd.	104,000	1,093,020
	Urban Corp.	101,000	555,428
	U-Shin, Ltd.	8,000	58,167
	Ushio, Inc.	37,100	688,835
	USS Co., Ltd.	3,430	232,371
#	Utoc Corp.	10,000	57,550
	Valor Co., Ltd.	16,600	178,947
*	Venture Link Co., Ltd.	53,300	44,470
# *	Victor Co. of Japan, Ltd.	116,000	242,612
	Vital-Net, Inc.	16,800	113,277
#	Wacoal Corp.	46,000	599,001
*	Wakachiku Construction Co., Ltd.	66,000	51,981
	Wakamoto Pharmaceutical Co., Ltd.	7,000	24,965
	Warabeya Nichiyo Co., Ltd.	6,000	75,934
	Watabe Wedding Corp.	5,300	53,665
#	Watami Food Service Co., Ltd.	5,400	86,647
	Wavelock Holdings Co., Ltd.	5,000	19,128
	West Japan Railway Co.	107	501,358
	Wood One Co., Ltd.	22,000	128,061
	Xebio Co., Ltd.	9,500	233,903
	Yahagi Construction Co., Ltd.	14,000	84,149
	Yahoo! Japan Corp.	367	157,959
	Yaizu Suisankagaku Industry Co., Ltd.	5,500	53,521
#	Yakult Honsha Co., Ltd.	21,700	568,828
	Yamada Denki Co., Ltd.	4,390	340,919
	Yamagata Bank, Ltd.	80,000	479,767
	Yamaguchi Financial Group, Inc.	122,000	1,780,797
	Yamaha Corp.	48,800	970,356
	Yamaha Motor Co., Ltd.	59,400	1,209,419

71

	Yamaichi Electronics Co., Ltd.	15,300	54,886
	Yamamura Glass Co., Ltd.	49,000	102,353
	Yamanashi Chuo Bank, Ltd.	84,000	506,256
	Yamatake Corp.	23,000	650,705
#	Yamatane Corp.	57,000	121,145
	Yamato Corp.	8,000	20,647
	Yamato Kogyo Co., Ltd.	14,700	736,331
	Yamato Transport Co., Ltd.	74,000	1,030,234
#	Yamazaki Baking Co., Ltd.	64,000	676,778
	Yamazen Co., Ltd.	35,600	163,119
	Yaoko Co., Ltd.	3,900	117,573
	Yaskawa Electric Corp.	18,000	205,999
	Yellow Hat, Ltd., Tokyo	9,400	44,561
	Yodogawa Steel Works, Ltd.	76,000	416,678
	Yokogawa Bridge Holdings Corp.	11,000	63,873
	Yokogawa Electric Corp.	103,400	980,126
	Yokohama Reito Co., Ltd.	22,000	158,615
	Yokohama Rubber Co., Ltd.	139,000	679,198
#	Yokowo Co., Ltd.	7,600	49,338
	Yomeishu Seizo Co., Ltd.	12,000	116,472
#	Yomiuri Land Co., Ltd.	18,000	61,617
	Yondenko Corp.	6,000	34,371
	Yonekyu Corp.	13,000	162,749
#	Yorozu Corp.	10,300	149,655
	Yoshimoto Kogyo Co., Ltd.	12,700	169,940
#	Yoshinoya Holdings Co., Ltd.	186	252,219
	Yuasa Funashoku Co., Ltd.	6,000	15,595
#	Yuasa Trading Co., Ltd.	106,000	162,008
	Yuken Kogyo Co., Ltd.	23,000	72,257
	Yuraku Real Estate Co., Ltd.	21,000	95,731
	Yurtec Corp.	22,000	133,283
	Yushin Precision Equipment Co., Ltd.	4,400	100,601
	Yushiro Chemical Industry Co., Ltd.	6,200	112,534
	Yutaka Foods Corp.	4,000	54,228
#	Zenrin Co., Ltd.	2,100	41,061
#	Zensho Co., Ltd.	10,100	70,135
	Zeon Corp.	96,000	449,840
	Zeria Pharmaceutical Co., Ltd.	11,000	117,896
#	Zuken, Inc.	10,300	100,218
TOTAL COMMON STOCKS			584,787,362

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL — JAPAN			584,787,362

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
	Aalberts Industries NV	47,505	1,042,814
#	Accell Group NV	2,323	93,359
	Aegon NV	527,776	8,051,897

72

	Aegon NV ADR	17,156	261,467
	Akzo Nobel NV	20,748	1,755,237
#	Akzo Nobel NV Sponsor ADR	28,017	2,369,003
#	Arcadis NV	7,584	181,970
	ArcelorMittal	152,014	15,087,726
#	ASM International NV	20,108	511,605
#	ASML Holding NV	35,709	1,069,250
# *	BE Semiconductor Industries NV	17,102	88,377
#	Beter Bed Holding NV	2,719	56,278
	Boskalis Westminster CVA	14,529	881,673
	Brunel International NV	2,930	75,436
#	Corporate Express NV	34,030	448,373
	Corporate Express NV Sponsored ADR	4,200	55,482
	Crown Van Gelder NV	734	14,662
*	Crucell NV	604	11,534
# *	Crucell NV ADR	39,243	749,934
#	Draka Holding NV	6,442	248,925
	Eriks Group NV	5,858	411,557
#	Exact Holding NV	7,123	252,544
	Fornix Biosciences NV	2,884	76,132
	Fugro NV	11,447	1,008,856
	Gamma Holding NV	2,379	162,176
	Grontmij NV	5,895	272,248
#	Heijmans NV	14,534	447,753
	Heineken Holding NV	22,571	1,167,053
	Heineken NV	34,531	2,027,668
	ICT Automatisering NV	1,299	17,752
#	Imtech NV	19,183	538,293
	ING Groep NV	13,252	506,023
	ING Groep NV Sponsered ADR	358,115	13,687,155
#	Innoconcepts NV	7,675	134,979
	James Hardie Industries NV Sponsored ADR	3,200	83,840
	Jetix Europe NV	3,585	100,184
	Kas Bank NV	6,042	275,454
#	Kendrion NV	2,894	77,976
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	78,184
	Koninklijke Ahold NV	306,754	4,587,178
	Koninklijke Ahold NV ADR	22,080	329,924
	Koninklijke Bam Groep NV	49,676	1,160,453
	Koninklijke DSM NV	72,389	4,434,292
# *	Koninklijke Econosto NV	5,609	71,683
	Koninklijke KPN NV	115,118	2,093,836
	Koninklijke Philips Electronics NV	211,137	8,110,819
	Koninklijke Philips Electronics NV ADR	69,500	2,670,885
	Koninklijke Ten Cate NV	13,777	494,524
	Koninklijke Vopak NV	10,623	773,918
*	Laurus NV	7,155	47,611
#	Macintosh Retail Group NV	6,501	171,179
	Nederlandsche Apparatenfabriek NV	1,401	55,806
	Nutreco Holding NV	14,883	1,081,119
#	Oce NV	42,063	592,556
	OPG Groep NV	30,794	752,745

73

	Ordina NV	16,965	293,754
# *	Pharming Group NV	13,110	14,472
# *	Qurius NV	35,278	36,730
#	Randstad Holdings NV	43,991	1,917,572
	Reed Elsevier NV	4,128	77,034
	Reed Elsevier NV ADR	25,468	949,447
*	RSDB NV	692	40,867
*	Samas NV	14,546	77,643
	SBM Offshore NV	59,289	2,354,619
	Sligro Food Group NV	9,160	402,750
	Smit Internationale NV	5,791	648,347
	SNS Reaal	84,754	1,949,150
*	Tele Atlas NV	19,500	909,927
#	Telegraaf Media Groep NV	18,674	652,454
	TKH Group NV	16,042	429,227
	TNT NV	22,103	886,145
*	TomTom NV	6,700	248,705
*	Tulip Computers NV	855	5,402
#	Unilever NV	184,946	6,047,932
	Unit 4 Agresso NV	5,783	156,659
#	USG People NV	24,414	557,781
*	Van der Moolen Holding NV	14,415	73,271
*	Wavin NV	25,301	305,782
	Wolters Kluwer NV	117,100	3,300,572
TOTAL COMMON STOCKS			104,145,599

RIGHTS/WARRANTS — (0.0%)
*	Accell Group NV Coupons	2,323	—
*	Aegon NV Coupons	419,674	—
*	Eriks Group NV Coupons	5,858	—
*	Reed Elsevier NV Coupons	4,128	—
*	SBM Offshore NV Coupons	59,289	—
*	Smit Internationale NV Coupons	5,791	—
*	Unilever NV Coupons	184,946	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			104,145,599

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	65,846
	Air New Zealand, Ltd.	106,759	97,135
	Auckland International Airport, Ltd.	37,511	63,737
	Contact Energy, Ltd.	121,727	904,597
	Ebos Group, Ltd.	9,491	36,001
	Fisher & Paykel Appliances Holdings, Ltd.	151,220	276,248
	Fisher & Paykel Healthcare Corp.	75,641	142,220
	Fletcher Building, Ltd.	228,178	1,431,211
	Freightways, Ltd.	24,331	61,942
	Hallenstein Glassons Holdings, Ltd.	7,659	19,813
	Infratil, Ltd. (6459286)	107,138	187,285

74

	Infratil, Ltd. (B24CYZ8)	13,322	12,029
	Mainfreight, Ltd.	19,966	112,374
	Michael Hill International, Ltd.	72,300	50,994
	New Zealand Exchange, Ltd.	7,114	46,852
	New Zealand Oil & Gas, Ltd.	90,598	112,937
#	New Zealand Refining Co., Ltd.	57,281	375,117
	Nuplex Industries, Ltd.	51,098	230,429
	Port of Tauranga, Ltd.	35,724	185,914
	Pumpkin Patch, Ltd.	23,700	30,619
	Pyne Gould Guinness, Ltd.	89,816	162,449
*	Rubicon, Ltd.	42,151	29,700
	Ryman Healthcare, Ltd.	97,765	139,537
	Sanford, Ltd.	25,612	94,352
	Sky City Entertainment Group, Ltd.	64,132	188,379
	Steel & Tube Holdings, Ltd.	25,952	62,227
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,937	793,089
	Tourism Holdings, Ltd.	23,932	31,839
	Tower, Ltd.	84,036	145,530
	Trustpower, Ltd.	47,153	310,311
*	Vector, Ltd.	51,919	79,323
	Warehouse Group, Ltd.	20,225	84,001
TOTAL COMMON STOCKS			6,564,037

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	4,638	1,054

TOTAL — NEW ZEALAND			6,565,091

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
#	Acta Holding ASA	77,000	207,157
	Aker Kvaerner ASA	13,626	385,156
# *	Aker Yards ASA	69,033	791,935
#	Aktiv Kapital ASA	9,500	148,512
	Austevoll Seafood ASA	39,400	273,992
# *	Awilco Offshore ASA	37,943	530,618
*	Birdstep Technology ASA	25,000	38,255
# *	Blom ASA	15,800	156,276
#	Bonheur ASA	4,950	248,200
# *	BW Gas ASA	29,000	284,138
#	Camillo Eitze & Co. ASA	11,661	150,500
#	Cermaq ASA	31,890	409,177
# *	Det Norske Oljeselskap ASA	433,000	844,812
	DNB Nor ASA Series A	148,011	2,125,844
	DOF ASA	17,241	198,798
	EDB Business Partner ASA	18,000	126,959
	Ekornes ASA	11,700	202,397
# *	Eltek ASA	20,143	163,649
*	Ementor ASA	26,400	201,664
	Farstad Shipping ASA	5,058	139,533
#	Fred Olsen Energy ASA	7,831	495,136

75

	Ganger Rolf ASA	10,200	452,943
*	Gregoire ASA	2,200	647
	Havila Shipping ASA	2,400	40,964
	Itera Consulting Group ASA	40,000	36,409
	Kongsberg Automotive ASA	11,800	62,322
	Kongsberg Gruppen ASA	4,580	373,987
*	Kverneland Group ASA	22,000	60,336
#	Leroy Seafood Group ASA	15,000	315,917
*	Marine Harvest	596,812	401,001
*	Nordic Semiconductor ASA	1,500	7,788
# *	Norse Energy Corp. ASA	101,000	156,696
	Norsk Hydro ASA	65,980	1,047,661
	Norsk Hydro ASA Sponsored ADR	51,700	820,748
# *	Norske Skogindustrier ASA Series A	79,090	398,516
# *	Norwegian Air Shuttle ASA	2,600	42,286
	Odfjell ASA Series A	12,000	186,826
*	ODIM ASA	5,400	92,749
	Olav Thon Eiendomsselskap ASA	490	75,797
	Orkla ASA	269,850	3,880,924
#	Petroleum Geo Services ASA	10,650	314,259
# *	Petrolia Drilling ASA	265,000	152,033
# *	Photocure ASA	3,400	24,019
#	Prosafe ASA	70,200	750,221
*	Prosafe Production Public, Ltd.	70,200	500,682
*	Q-Free ASA	18,000	41,605
*	Renewable Energy Corp. ASA	4,900	144,836
*	Revus Energy ASA	18,200	311,998
	Rieber and Son ASA Series A	10,000	87,242
# *	Roxar ASA	68,000	76,708
	Scana Industrier ASA	25,639	72,765
#	Schibsted ASA	25,412	871,584
# *	Sevan Marine ASA	56,800	904,019
	Solstad Offshore ASA	5,100	141,270
# *	Songa Offshore ASA	9,500	150,885
	SpareBank 1 SMN	30,373	327,062
	Statoil Hydro ASA	26,452	1,032,157
	StatoilHydro ASA Sponsored ADR	63,675	2,492,876
	Storebrand ASA	247,636	2,357,898
	Tandberg ASA Series A	46,595	829,359
#	Telenor ASA	38,400	831,676
*	TGS Nopec Geophysical Co. ASA	53,491	848,953
#	Tomra Systems ASA	51,300	366,707
	TTS Marine ASA	6,500	102,698
	Veidekke ASA	48,100	386,669
	Wilh. Wilhelmsen ASA	9,602	357,619
	Yara International ASA	32,874	2,488,042

TOTAL — NORWAY			33,543,067

76

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
*	Altri SGPS SA	18,954	127,161
#	Banco BPI SA	135,521	663,877
#	Banco Comercial Portugues SA	519,327	1,320,335
	Banco Epirito Santo SA	131,884	2,376,610
#	Brisa SA	61,154	870,534
#	Cimpor Cimentos de Portugal SA	99,561	904,485
	Corticeira Amorim	17,236	41,874
	Energias de Portugal SA	67,284	423,513
	Energias de Portugal SA Sponsored ADR	7,400	465,749
	Finibanco Holdings SGPS SA	14,885	91,409
	Galp Energia SGPS SA Series B	6,721	169,185
# *	Impresa Sociedade Gestora de Participacoes SA	32,041	80,843
*	Investimentos Participacoes e Gestao SA	30,493	38,404
	Jeronimo Martins SGPS SA	44,466	320,629
#	Mota-Engil SGPS SA	30,990	263,434
*	Novabase SGPS	8,932	61,247
# *	ParaRede SGPS SA	145,911	40,792
#	Portucel-Empresa Produtora de Pasta de Papel SA	134,170	471,361
	Portugal Telecom SA	108,314	1,323,545
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	31,883	345,960
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	53,859
	Sociedade de Investimento e Gestao SGPS SA	34,615	473,157
*	Sonae Capital	30,129	70,309
#	Sonae Industria SGPS SA	32,282	188,254
#	Sonae SGPS SA	412,208	672,630
# *	Sonaecom SGPS SA	47,338	165,318
*	Teixeira Duarte Engenharia e Construcoes SA	73,407	187,378
TOTAL COMMON STOCKS			12,211,852

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	125,937	22,531

TOTAL — PORTUGAL			12,234,383

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	426,500	308,165
	Apollo Enterprises, Ltd.	30,000	49,113
	Aqua-Terra Supply Co., Ltd.	31,000	7,579
	Armstrong Industrial Corp., Ltd.	49,000	11,753
	Asia Environment Holdings, Ltd.	94,000	32,604
*	Asia Food and Properties, Ltd.	819,000	439,352
	Asia Pacific Breweries, Ltd.	14,000	136,208
	ASL Marine Holdings, Ltd.	49,000	48,113
	Auric Pacific Group, Ltd.	25,000	25,350
*	Ban Joo - Company, Ltd.	55,000	2,439
	Beyonics Technology, Ltd.	135,000	26,800
	Bonvests Holdings, Ltd.	51,600	41,635
	Broadway Industrial Group, Ltd.	31,000	20,022
	Bukit Sembawang Estates, Ltd	30,000	203,799
	Capitaland, Ltd.	483,000	2,328,844
	Cerebos Pacific, Ltd.	53,000	148,383

77

#	CH Offshore, Ltd.	131,000	62,750
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	67,435
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	48,338	306,463
	China Dairy Group, Ltd.	147,000	25,260
	China Merchants Holdings Pacific, Ltd.	79,000	49,514
#	Chip Eng Seng Corp., Ltd.	123,000	38,917
	Chuan Hup Holdings, Ltd.	150,000	41,756
	City Developments, Ltd.	184,000	1,539,820
	Comfortdelgro Corp., Ltd.	329,000	388,913
	Cosco Corp. (Singapore), Ltd.	77,000	193,273
#	Creative Technology Co., Ltd.	32,250	151,803
	CSC Holdings, Ltd.	250,000	51,555
	CSE Global, Ltd.	59,000	49,307
	CWT, Ltd.	55,000	31,178
	DBS Group Holdings, Ltd.	192,000	2,748,444
#	Delong Holdings, Ltd.	78,200	191,645
*	Ellipsiz, Ltd.	83,000	12,227
*	Enviro-Hub Holdings, Ltd.	129,000	35,066
	Eucon Holdings, Ltd.	251,000	12,890
	Ezra Holdings Pte, Ltd.	105,000	231,780
	F.J. Benjamin Holdings, Ltd.	90,000	29,377
	Federal International (2000), Ltd.	30,000	9,259
	Food Empire Holdings, Ltd.	79,000	46,270
	Fraser & Neave, Ltd.	455,000	1,651,753
#	Freight Links Express Holdings, Ltd.	500,000	23,789
*	Fu Yu Corp., Ltd.	118,000	10,385
	GK Goh Holdings, Ltd.	87,000	64,068
# *	Global Voice Group, Ltd.	339,000	20,044
	Goodpack, Ltd.	41,000	51,526
	GP Batteries International, Ltd.	15,000	8,998
#	Guocoland, Ltd.	121,666	248,012
	Hartford Education Corp., Ltd.	2,166	334
	Hersing Corp., Ltd.	33,000	15,815
#	Hi-P International, Ltd.	252,000	95,910
	Ho Bee Investment, Ltd.	132,000	90,610
	Hong Fok Corp., Ltd.	191,400	134,650
#	Hong Leong Asia, Ltd.	89,000	156,096
	Hotel Grand Central, Ltd.	105,132	76,560
	Hotel Plaza, Ltd.	103,500	140,749
	Hotel Properties, Ltd.	94,000	211,601
	Hour Glass, Ltd.	50,000	35,415
#	HTL International Holdings, Ltd.	112,000	26,073
	Huan Hsin Holdings, Ltd.	67,000	28,535
	HupSteel, Ltd.	145,000	35,303
	Hwa Hong Corp., Ltd.	95,000	46,259
	Hyflux, Ltd.	41,000	101,175
	InnoTek, Ltd.	74,000	37,387
	Innovalues, Ltd.	36,000	5,814
	Isetan (Singapore), Ltd.	15,000	43,642
	Jardine Cycle & Carriage, Ltd.	57,357	690,138
	Jaya Holdings, Ltd.	51,000	60,161
#	Jurong Technologies Industrial Corp., Ltd.	213,200	51,715

78

	K1 Ventures, Ltd.	508,000	80,166
	Keppel Corp., Ltd.	96,000	858,083
#	Keppel Land, Ltd.	165,000	647,091
	Keppel Telecommunications and Transportation, Ltd.	43,000	173,590
	Kim Eng Holdings, Ltd.	122,573	182,524
	Koh Brothers Group, Ltd.	161,000	34,445
	K-REIT Asia	17,160	18,572
#	KS Energy Services, Ltd.	54,000	80,872
	Lafe Technology, Ltd.	75,600	6,409
	Lee Kim Tah Holdings, Ltd.	60,000	25,581
	Low Keng Huat Singapore, Ltd.	87,000	36,896
	Lum Chang Holdings, Ltd.	123,000	21,473
*	Manhattan Resources, Ltd.	47,000	30,360
*	Mediaring.Com, Ltd.	747,000	76,896
	Memtech International, Ltd.	310,000	36,599
	Metro Holdings, Ltd.	145,000	90,805
	MFS Technology, Ltd.	52,000	12,046
	Midas Holdings, Ltd.	42,000	29,838
	MobileOne, Ltd.	96,000	137,544
	Natsteel, Ltd.	75,000	76,463
#	Neptune Orient Lines, Ltd.	254,000	758,607
	Nera Telecommunications, Ltd.	105,000	28,890
	Olam International, Ltd.	83,600	193,670
	Orchard Parade Holdings, Ltd.	62,000	53,696
# *	Osim International, Ltd.	119,000	30,371
	Overseas Chinese Banking Corp., Ltd.	698,000	4,445,603
	Pan-United Corp., Ltd.	100,000	48,508
#	Parkway Holdings, Ltd.	139,400	291,924
#	Petra Foods, Ltd.	112,000	83,303
	Popular Holdings, Ltd.	220,000	47,167
	PSC Corp., Ltd.	181,924	40,958
	QAF, Ltd.	87,000	28,035
	Raffles Education Corp., Ltd.	160,000	156,766
	Rotary Engineering, Ltd.	87,000	57,156
	San Teh, Ltd.	117,000	45,632
	SBS Transit, Ltd.	39,500	61,182
#	SC Global Developments, Ltd.	72,284	73,542
	Seksun Corp., Ltd.	218,000	9,684
	SembCorp Industries, Ltd.	326,000	1,143,361
	SembCorp Marine, Ltd.	146,800	497,254
	Sim Lian Group, Ltd.	83,000	27,627
	Singapore Airlines, Ltd.	164,400	1,919,262
*	Singapore Exchange, Ltd.	76,000	449,410
	Singapore Food Industries, Ltd.	61,000	35,900
	Singapore Land, Ltd.	72,000	331,316
	Singapore Petroleum Co., Ltd.	31,000	157,870
	Singapore Post, Ltd.	263,000	210,433
	Singapore Press Holdings, Ltd.	328,000	1,031,540
	Singapore Reinsurance Corp., Ltd	55,000	12,765
	Singapore Shipping Corp., Ltd.	137,000	41,723
	Singapore Technologies Engineering, Ltd.	150,000	350,929
	Singapore Telecommunications, Ltd.	788,350	2,208,581

79

*	Sinomem Technology, Ltd.	75,000	38,657
	Sinwa, Ltd.	89,000	21,052
	SMRT Corp., Ltd.	192,000	236,777
	SNP Corp., Ltd.	43,500	48,234
#	SP Chemicals, Ltd.	105,000	42,393
	SSH Corp., Ltd.	219,000	47,471
	Starhub, Ltd.	93,710	196,708
	Straco Corp., Ltd.	150,000	14,910
	Sunningdale Tech, Ltd.	130,000	16,834
	Tat Hong Holdings, Ltd.	79,000	133,194
*	Thakral Corp., Ltd.	793,000	43,744
	Tiong Woon Corp. Holding, Ltd.	112,000	49,549
	Tuan Sing Holdings, Ltd.	251,000	51,365
	UMS Holdings, Ltd.	86,000	15,458
	Unisteel Technology, Ltd.	85,750	98,989
	United Engineers, Ltd.	64,000	187,998
	United Industrial Corp., Ltd.	376,000	821,421
	United Overseas Bank, Ltd.	180,000	2,665,706
	UOB-Kay Hian Holdings, Ltd.	161,000	229,269
	UOL Group, Ltd.	283,000	813,750
	Venture Corp., Ltd.	128,000	941,122
#	WBL Corp., Ltd.	61,000	242,241
	Wheelock Properties, Ltd.	161,000	257,325
#	Wilmar International, Ltd.	83,000	340,943
	Wing Tai Holdings, Ltd.	287,100	383,647
#	Xpress Holdings, Ltd.	474,000	37,901
#	Yanlord Land Group, Ltd.	96,000	151,813
	Yellow Pages (Singapore), Ltd.	29,000	15,955
	YHI International, Ltd.	96,000	20,120
*	Yongnam Holdings, Ltd.	263,000	42,560
*	Zhongguo Jilong, Ltd.	24,675	802
TOTAL COMMON STOCKS			40,044,404

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	3,000	1,014
*	Osim International, Ltd. Rights 06/13/08	29,750	218
*	Parkway Holdings, Ltd. Rights 06/09/08	65,053	31,534
TOTAL RIGHTS/WARRANTS			32,766

TOTAL — SINGAPORE			40,077,170

SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
#	Abengoa SA	12,714	448,385
	Abertis Infraestructuras SA	47,081	1,497,852
*	Abertis Infraestructuras SA	2,354	74,891
	Acciona SA	6,134	1,743,068
	Acerinox SA	89,227	2,361,609
	Actividades de Construccion y Servicios SA	43,498	2,627,364
	Adolfo Dominguez SA	1,609	43,631
#	Amper SA	7,015	120,825

80

#	Antena 3 de Television SA	15,926	163,251
# *	Avanzit SA	27,527	116,782
*	Azkoyen SA	10,775	92,878
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	640,476	14,289,020
	Banco de Andalucia SA	1,901	172,824
#	Banco de Sabadell SA	272,153	2,751,190
#	Banco de Valencia SA	16,274	870,676
*	Banco de Valensia SA Issue 08	325	17,414
#	Banco Espanol de Credito SA	63,658	1,112,876
#	Banco Guipuzcoano SA	52,853	845,939
#	Banco Pastor SA	84,199	1,235,097
#	Banco Popular Espanol SA	242,998	3,921,052
	Banco Santander Central Hispano SA	187,310	3,907,294
#	Banco Santander SA Sponsored ADR	881,996	18,433,716
#	Bankinter SA	125,974	1,830,259
*	Baron de Ley SA	1,908	144,731
*	Bolsas y Mercados Espanoles	10,227	474,826
*	Campofrio Alimentacion SA	12,696	202,678
	Cementos Portland Valderrivas SA	5,889	556,189
#	Cia Espanola de Petroleous SA	15,692	1,712,820
#	Cintra Concesiones de Infraestructuras de Transporte SA (B038516)	26,042	400,607
	Construcciones y Auxiliar de Ferrocarriles SA	706	326,846
*	Corporacion Dermoestetica	2,300	18,614
# *	Dogi International Fabrics SA	13,276	17,983
	Duro Felguera SA	4,524	46,178
	Ebro Puleva SA	49,375	993,862
	Electnor SA	3,144	153,317
	Enagas SA	54,486	1,731,384
# *	Ercros SA	396,342	172,652
#	Faes Farma SA	24,273	300,390
*	Faes Farma SA	2,635	32,614
#	Fomento de Construcciones y Contratas SA	21,165	1,461,913
	Gamesa Corporacion Tecnologica SA	19,589	1,014,021
	Gas Natural SDG SA	30,124	1,742,699
*	General de Alquiler de Maquinaria	6,958	187,349
#	Gestevision Telecinco SA	12,729	197,938
*	Grifols SA	14,576	418,686
	Grupo Catalana Occidente SA	27,707	883,928
#	Grupo Empresarial Ence SA	41,334	381,240
#	Grupo Ferrovial SA	34,272	2,695,645
	Iberdrola SA	184,236	2,653,671
#	Iberia Lineas Aereas de Espana SA	276,510	906,645
	Iberpapel Gestion SA	2,175	53,442
	Indra Sistemas SA	37,920	1,034,935
	Industria de Diseno Textil SA	11,709	575,603
#	La Seda de Barcelona SA	185,792	375,775
	Lingotes Especiales SA	2,224	15,788
	Mapfre SA	62,775	339,848
#	Mecalux SA	3,810	112,653
	Miquel y Costas & Miquel SA	3,860	69,967
#	Natra SA	4,183	47,495

81

*	Natraceutical SA	60,599	73,556
# *	NH Hoteles SA	29,221	453,137
*	Nicolas Correa SA	4,684	45,553
*	Obrascon Huarte Lain SA	12,024	491,109
#	Papeles y Cartones de Europa SA (5496132)	19,026	177,825
	Pescanova SA	2,699	145,363
	Prim SA	1,760	30,362
*	Prim SA Issue 08	176	3,036
#	Promotora de Informaciones SA	43,768	720,074
	Prosegur Cia de Seguridad SA	7,617	335,441
	Red Electrica de Espana SA	17,496	1,237,676
	Repsol YPF SA	1,793	74,139
	Repsol YPF SA Sponsored ADR	132,388	5,486,159
#	Sacyr Vallehermoso SA	37,191	1,333,765
#	Service Point Solutions SA	45,895	161,408
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	38,445
	Sol Melia SA	32,378	423,011
#	SOS Cuetara SA	21,945	483,176
*	Tavex Algodonera SA	13,158	32,771
# *	Tecnocom Telecomunicaciones y Energia SA	8,877	52,477
	Telefonica SA	5,983	171,560
	Telefonica SA Sponsored ADR	60,000	5,161,800
	Tubacex SA	38,663	439,728
	Tubos Reunidos SA	83,344	541,911
	Union Fenosa SA	7,788	506,262
	Unipapel SA	3,730	82,329
*	Urbas Guadahermosa SA	8,757	4,499
*	Vertice Trescientos Sesenta Grados SA	1,752	3,620
	Vidrala SA	6,621	222,164
	Viscofan SA	23,822	561,505
#	Vocento SA	34,637	560,147
#	Zardoya Otis SA	13,865	421,468
# *	Zeltia SA, Madrid	27,079	206,414

TOTAL — SPAIN			101,814,715

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
	Acando AB	31,874	73,369
*	Active Biotech AB	7,800	55,447
	Addtech AB Series B	1,400	34,487
	AF AB Series B	7,700	250,505
	Alfa Laval AB	10,825	759,549
*	Anoto Group AB	29,000	29,504
	Aros Quality Group AB	5,000	31,697
#	Assa Abloy AB Series B	145,124	2,518,416
#	Atlas Copco AB Series A	52,500	930,900
#	Atlas Copco AB Series B	26,600	431,673
	Axfood AB	4,950	166,045
#	Axis Communications AB	6,300	109,356
	B&B Tools AB	6,500	188,112
	Ballingslov International AB	9,450	97,105

82

	Beijer Alma AB	6,700	91,290
	Bergs Timber AB Series B	4,200	23,121
#	Bilia AB Series A	9,300	100,912
#	Billerud AB	25,000	224,068
*	Biotage AB	44,000	62,041
	Boliden AB	167,040	1,888,784
	Cantena AB	500	8,317
	Cardo AB	12,400	338,110
	Castellum AB	3,600	39,644
#	Clas Ohlson AB Series B	6,550	101,946
	Cloetta AB Series B	7,700	272,968
#	Concordia Maritime AB Series B	8,100	31,167
#	D. Carnegie & Co. AB	27,500	394,584
#	Electrolux AB Series B	151,708	2,192,138
	Elekta AB Series B	16,000	287,656
*	Enea Data AB Series B	4,250	29,773
	Eniro AB	63,967	362,518
	Expanda AB	2,400	22,706
	Fabege AB	13,000	113,888
	Fagerhult AB	2,628	69,661
	G & L Beijer AB Series B	1,700	50,058
	Getinge AB	20,400	555,088
	Geveko AB	1,000	14,170
	Gunnebo AB	11,600	93,783
	Hakon Invest AB	13,030	261,024
	Haldex AB	16,100	315,412
	Hennes & Mauritz AB Series B	14,275	789,872
#	Hexagon AB	33,500	696,153
*	HIQ International AB	5,000	26,436
	Hoganas AB Series B	14,300	302,290
*	Hoganas AB Series B Redemption Shares	14,300	35,747
	Holmen AB Series B	31,570	1,077,039
#	Husqvarna AB Series A	13,310	136,009
#	Husqvarna AB Series B	60,400	622,285
# *	IBS AB Series B	33,500	65,661
	Industrial & Financial Systems AB Series B	8,800	99,455
*	Indutrade AB	1,700	39,677
	Intrum Justitia AB	17,800	310,260
#	JM AB	43,894	767,288
*	KappAhl Holding AB	8,600	69,292
	Klovern AB	9,100	35,209
	Kungsleden AB	12,300	114,373
	Lagercrantz Group AB Series B	10,000	57,032
*	LBI International AB	18,400	73,946
	Lennart Wallenstam Byggnads AB Series B	3,300	65,740
*	Lindab International AB	2,100	49,702
# *	Lundin Petroleum AB	111,832	1,733,767
#	Meda AB Series A	67,912	967,785
*	Medivir Series B	5,800	62,314
*	Mekonomen AB	2,400	40,924
*	Metro International SA SDR Series A	1,610	1,475
*	Metro International SA SDR Series B	3,220	3,016

83

*	Micronic Laser Systems AB	19,636	94,965
	Modern Times Group AB Series B	5,875	410,243
	Munters AB	12,950	147,023
	NCC AB Series B	27,457	521,428
*	Net Insight AB Series B	50,000	52,967
	New Wave Group AB Series B	17,600	126,533
#	NIBE Industrier AB	20,600	165,205
	Niscayah Group AB	11,000	28,469
	Nobia AB	88,900	623,879
	Nolato AB Series B	10,986	107,171
	Nordea Bank AB	369,204	6,006,205
	OEM International AB Series B	3,600	25,740
#	ORC Software AB	1,800	33,931
*	Pa Resources AB	46,452	571,459
*	Partnertech AB	1,500	9,352
	Peab AB Series B	26,400	237,819
	Peab Industri AB	13,200	139,329
*	Pricer AB Series B	250,588	25,070
*	Proffice AB	13,600	36,266
#	Q-Med AB	8,300	61,642
	RaySearch Laboratories AB	1,000	15,517
# *	Readsoft AB Series B	7,000	16,292
	Rederi AB Transatlantic Series B	10,302	80,081
*	Rezidor Hotel Group AB	30,800	165,811
#	rnb Retail and Brands AB	23,400	103,658
	Rorvik Timber AB	4,300	27,246
	Sandvik AB	55,400	952,502
	Scania AB Series A	6,000	126,950
*	Scania AB Series A Redemption Shares	6,000	7,469
	Scania AB Series B	26,400	520,998
*	Scania AB Series B Redemption Shares	26,400	32,865
*	Scribona AB Series B	10,000	8,671
	Securitas AB Series B	75,600	945,770
*	Semcon AB	3,200	40,579
*	Sintercast AB	2,200	46,200
	Skandinaviska Enskilda Banken AB Series A	151,000	3,427,775
	Skanditek Industrifoervaltnings AB	9,000	33,167
	Skanska AB Series B	164,400	2,811,920
	SKF AB Series A	8,250	156,078
#	SKF AB Series B	88,500	1,660,878
	Skistar AB	6,000	95,021
	SSAB Svenskt Stal AB Series A	40,900	1,420,018
	SSAB Svenskt Stal AB Series B	21,000	657,362
	Studsvik AB	1,000	19,947
	Svenska Cellulosa AB Series B	183,137	2,940,658
	Svenska Handelsbanken AB Series A	156,632	4,365,151
	SWECO AB Series B	7,985	79,603
#	Swedbank AB Series A	117,666	2,910,925
	Swedish Match AB (Frueher Svenska Taendsticks AB)	53,800	1,146,852
	Tele2 AB Series B	148,756	3,183,028
# *	Teleca AB Series B	24,800	38,463
#	Telefonaktiebolaget LM Erricson Sponsored ADR	242,280	6,551,251

84

	TeliaSonera AB	444,842	4,043,519
*	TradeDoubler AB	2,750	52,885
#	Trelleborg AB Series B	46,000	859,704
*	Vitrolife AB	6,000	27,140
	Volvo AB Series A	61,718	945,344
	Volvo AB Series B	70,100	1,111,738
	Volvo AB Sponsored ADR	71,500	1,131,989
*	Wedins Skor & Accessoarer AB	30,000	15,241
TOTAL COMMON STOCKS			74,064,701

RIGHTS/WARRANTS — (0.0%)
*	Active Biotech AB Rights 06/09/08	7,800	26

TOTAL — SWEDEN			74,064,727

SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
#	A. Hiestad Holding AG	122	208,312
*	ABB, Ltd.	88,259	2,867,074
*	ABB, Ltd. Sponsored ADR	51,600	1,675,968
*	Actelion, Ltd.	12,457	681,315
#	Adecco SA	80,320	4,584,370
*	Advanced Digital Broadcast Holdings SA	454	13,097
	AFG Arbonia-Forster Holding AG	472	137,978
	Allreal Holding AG	5,669	723,316
	Also Holding AG	635	34,586
*	Ascom Holding AG	15,907	161,059
	Bachem Holdings AG	1,867	170,365
	Baloise-Holding AG	32,122	3,656,847
	Bank Coop AG	2,402	180,806
#	Bank Sarasin & Cie Series B	20,100	989,841
	Banque Cantonale de Geneve	421	105,007
	Banque Cantonale Vaudoise	1,417	510,898
	Banque Privee Edmond de Rothschild SA	8	296,375
	Barry Callebaut AG	862	633,182
*	Basilea Pharmaceutica AG	1,279	204,514
	Basler Kantonalbank	3,306	368,587
	Belimo Holdings AG	136	133,569
*	Bell Holding AG	39	70,475
	Bellevue Group AG	3,667	219,981
	Berner Kantonalbank	1,618	387,959
	BKW FMB Energie AG	4,204	551,486
	Bobst Group AG	6,131	501,882
	Bossard Holding AG	1,086	87,840
	Bucher Industries AG	3,043	797,315
*	Burckhardt Compression Holding AG	289	94,076
*	Card Guard AG	3,538	29,591
	Carlo Gavazzi Holding AG	209	38,678
	Charles Voegele Holding AG	4,063	364,335
	Ciba Specialty Chemicals AG	21,419	707,011
*	Cicor Technologies	371	24,887

85

	Clariant AG	135,015	1,507,726
	Compagnie Financiere Richemont AG Series A	121,838	7,593,986
	Conzzeta Holdings AG	112	279,525
	Credit Suisse Group	19,180	976,838
	Credit Suisse Group Sponsered ADR	301,415	15,339,009
*	Cytos Biotechnology AG	404	24,732
*	Daetwyler Holding AG	2,810	203,496
	Dottikon ES Holding AG	89	21,472
	Dufry Group	6,302	715,232
	Efg International AG	26,174	981,573
	Eichhof Holding AG	34	67,806
	Elektrizitaets-Gesellschaft Laufenberg AG	172	227,785
	Emmi AG	1,242	167,402
	Ems-Chemie Holding AG	4,524	650,574
	Energiedienst Holding AG	500	307,062
	Feintol International Holding AG	127	40,836
	Flughafen Zuerich AG	2,504	1,099,510
	Forbo Holding AG	1,043	511,609
	Galenica Holding AG	953	339,617
	Geberit AG	8,934	1,515,615
	George Fisher AG	2,104	1,091,283
	Givaudan SA	3,833	3,717,627
	Gurit Holding AG	188	169,746
	Helvetia Holding AG	3,041	1,209,692
	Holcim, Ltd.	70,246	6,567,468
	Implenia AG	1,760	57,237
	Industrieholding Cham AG	328	130,776
	Interroll-Holding SA	144	71,714
	Intershop Holding AG	192	58,403
*	Jemoli Holdings AG	280	726,427
	Julius Baer Holdings, Ltd. AG	47,323	3,877,237
	Kaba Holding AG	277	90,655
*	Kardex AG	2,338	142,666
	Komax Holding AG	1,543	234,624
	Kudelski SA	16,905	252,169
	Kuehne & Nagel International AG	6,798	727,612
	Kuoni Reisen Holding AG	1,436	767,617
#	Lem Holdings SA	157	48,206
	Lindt & Spruengli AG	15	495,935
*	Logitech International SA	23,602	773,685
	Lonza Group AG	20,716	2,871,041
*	Luzerner Kantonalbank	1,302	331,036
	Medisize Holding AG	270	22,799
*	Meyer Burger Technology AG	124	39,261
*	Micronas Semiconductor Holding AG	2,227	18,978
*	Mikron Holding AG	4,509	55,381
	Mobilezone Holding AG	6,928	49,871
*	Mobimo Holding AG	376	69,932
	Nestle SA	46,170	22,708,947
	Nobel Biocare Holding AG	10,125	399,129
	Novartis AG	879	46,159
	Novartis AG ADR	272,402	14,260,245

86

*	Oerlikon Corp.	2,912	985,503
	Orell Fuessli Holding AG	367	69,006
	Panalpina Welttransport Holding AG	7,482	918,765
	Partners Group Holdings AG	2,871	402,149
	Phoenix Mecano AG	374	197,285
*	Precious Woods Holding AG	1,485	165,978
	PSP Swiss Property AG	3,701	228,408
	PubliGroupe SA	676	172,653
	Rieters Holdings AG	1,884	669,336
	Roche Holding AG Bearer	6,041	1,196,264
	Roche Holding AG Genusschein	80,105	13,818,125
	Romande Energie Holding SA	201	489,733
# *	Schaffner Holding AG	230	50,761
	Schindler Holding AG	5,183	416,283
	Schulthess Group AG	1,050	75,023
	Schweiter Technology AG	449	151,872
	Schweizerhall Holding AG	856	184,857
	Schweizerische National Versicherungs Gesellschaft	280	216,860
	SGS SA	595	894,312
	SIA Abrasives Holding AG	214	80,046
	Siegfried Holding AG	1,010	158,127
	Sika AG	995	1,708,290
	Societe Generale d’Affichage	652	140,758
	Sonova Holding AG	6,581	599,321
	St. Galler Kantonalbank	1,578	735,158
	Straumann Holding AG	1,080	295,587
	Sulzer AG	13,150	1,769,975
#	Swatch Group AG	7,390	2,069,580
	Swiss Life Holding AG	21,312	5,998,186
	Swiss Prime Site AG	1,550	98,706
	Swiss Re	117,132	9,104,006
	Swisscom AG	3,519	1,229,046
	Swisscom AG Sponsored ADR	5,100	177,689
*	Swisslog Holding AG	68,659	79,756
	Swissquote Group Holding SA	2,141	102,781
	Syngenta AG ADR	105,098	6,441,456
*	Tamedia AG	1,352	187,962
	Tecan Group AG	4,756	320,144
*	Temenos Group AG	10,430	321,086
	The Swatch Group AG	19,030	997,405
*	Tornos SA	6,245	87,799
*	UBS AG	123,209	2,967,385
*	UBS AG ADR	22,890	541,577
*	UMS Schweizerische Metallwerke Holding AG	1,516	33,416
	Valartis Group AG	1,076	62,872
	Valiant Holding AG	10,141	1,892,368
	Valora Holding AG	1,682	425,955
	Vaudoise Assurances Holdings SA	527	98,560
	Vontobel Holdings AG	13,377	520,269
*	VZ Holding AG	546	40,092
	Walliser Kantonalbank	113	51,822
	WMH Walter Meier Holding AG	589	113,103

87

# *	Ypsomed Holdings AG	1,829	171,852
	Zehnder Holding AG	92	124,437
	Zuger Kantonalbank	45	157,614
	Zurich Financial SVCS AG	48,442	14,216,893
TOTAL COMMON STOCKS			192,291,797

RIGHTS/WARRANTS — (0.0%)
*	Precious Woods Holding AG Rights 10/31/08	1,485	4,346
*	UBS AG ADR Rights 06/16/08	22,890	27,239
*	UBS AG Rights 06/12/08	123,209	164,318
TOTAL RIGHTS/WARRANTS			195,903

TOTAL — SWITZERLAND			192,487,700

UNITED KINGDOM — (15.2%)
COMMON STOCKS — (15.2%)
	A & J Mucklow Group P.L.C.	1,576	10,554
	Abacus Group P.L.C.	16,350	12,489
	Aberdeen Asset Management P.L.C.	333,854	918,717
	Acal P.L.C.	6,247	24,046
*	Acambis P.L.C.	41,372	95,211
	Admiral Group P.L.C.	25,510	441,050
*	AEA Technology P.L.C.	27,704	42,248
	Aegis Group P.L.C.	302,129	751,782
	Aga Rangemaster Group P.L.C.	42,331	238,495
	Aggreko P.L.C.	48,484	581,188
	Air Partner P.L.C.	2,004	33,755
*	Alba P.L.C.	6,399	8,154
	Alexandra P.L.C.	9,456	15,868
	Alexon Group P.L.C.	5,157	7,153
*	Alizyme P.L.C.	42,517	20,462
#	Alliance & Leicester P.L.C.	76,823	648,107
*	Alphameric P.L.C.	42,180	15,450
*	Alterian P.L.C.	13,450	36,438
	Alumasc Group P.L.C.	8,807	31,703
	Amec P.L.C.	150,012	2,483,997
	Amlin P.L.C.	271,077	1,558,916
	Anglo American P.L.C.	142,644	9,719,925
	Anglo Pacific Group P.L.C.	58,983	248,139
	Anglo-Eastern Plantations P.L.C.	5,528	65,782
	Anite P.L.C.	87,747	77,422
*	Antisoma P.L.C.	192,497	82,970
	Antofagasta P.L.C.	36,286	496,099
*	ARC International P.L.C.	46,290	22,005
	Arena Leisure P.L.C.	97,913	77,579
*	Aricom P.L.C.	572,163	1,022,787
*	Ark Therapeutics Group P.L.C.	67,123	118,320
	ARM Holdings P.L.C.	12,223	25,104
	ARM Holdings P.L.C. Sponsored ADR	149,780	934,627
	Arriva P.L.C.	123,872	1,571,647
	Ashmore Group P.L.C.	30,848	159,811

88

	Ashtead Group P.L.C.	330,955	500,789
	Associated British Foods P.L.C.	122,393	2,089,439
	AstraZeneca P.L.C. Sponsored ADR	62,800	2,743,732
	Atkins WS P.L.C.	30,711	627,441
*	Autonomy Corp. P.L.C.	65,307	1,147,769
	Aveva Group P.L.C.	10,654	314,654
*	Avis Europe P.L.C.	160,915	79,700
	Aviva P.L.C.	833,627	10,417,885
	Avon Rubber P.L.C.	8,371	16,411
*	Axis-Shield P.L.C.	14,681	91,582
	Axon Group P.L.C.	6,761	61,404
	Babcock International Group P.L.C.	78,787	974,542
	BAE Systems P.L.C.	775,131	6,966,409
	Balfour Beatty P.L.C.	127,278	1,081,842
	Barclays P.L.C.	35,698	265,115
#	Barclays P.L.C. Sponsered ADR	270,000	8,081,100
	Barr (A.G.) P.L.C.	4,222	104,693
	Barratt Developments P.L.C.	80,835	292,888
	BBA Aviation P.L.C.	257,646	732,078
	Beazley Group P.L.C.	197,765	536,311
	Bellway P.L.C.	71,438	881,104
#	Benfield Group, Ltd. P.L.C.	61,181	311,681
	BG Group P.L.C.	20,715	520,999
	BG Group P.L.C. Sponsored ADR	27,600	3,452,592
	BHP Billiton P.L.C.	15,780	600,315
#	BHP Billiton P.L.C. ADR	78,900	6,024,804
*	Biocompatibles International P.L.C.	5,510	19,263
#	Blacks Leisure Group P.L.C.	12,299	36,977
*	Blinkx P.L.C.	37,691	20,181
	Bloomsbury Publishing P.L.C.	27,694	74,098
	BlueBay Asset Management P.L.C.	6,313	41,786
	Bodycote P.L.C.	200,908	920,468
	Bovis Homes Group P.L.C.	77,900	638,658
	BP P.L.C.	81,196	980,253
	BP P.L.C. Sponsored ADR	374,500	27,154,995
	BPP Holdings P.L.C.	8,640	85,627
#	Bradford & Bingley P.L.C.	259,051	453,819
	Braemar Shipping Services P.L.C.	7,299	70,898
	Brambles, Ltd.	11,454	86,123
	Brammer P.L.C.	24,061	146,613
	Brewin Dolphin Holdings P.L.C.	92,324	240,220
	Brit Insurance Holdings P.L.C.	190,792	819,366
	British Airways P.L.C.	108,443	500,164
	British Airways P.L.C. Sponsored ADR	6,100	280,275
	British American Tobacco P.L.C.	5,648	211,366
#	British American Tobacco P.L.C. Sponsored ADR	20,100	1,514,937
	British Energy Group P.L.C.	70,490	1,024,733
	British Polythene Industries P.L.C.	15,627	71,612
	British Sky Broadcasting Group P.L.C.	20,913	224,622
	British Sky Broadcasting Group P.L.C. Sponsored ADR	13,100	561,204
	Britvic P.L.C.	29,131	180,746
	BSS Group P.L.C.	64,346	470,044

89

	BT Group P.L.C. Sponsored ADR	35,700	1,571,157
*	BTG P.L.C.	62,085	142,005
	Bunzl P.L.C.	51,056	715,190
	Burberry Group P.L.C.	52,728	522,530
	Business Post Group P.L.C.	5,796	37,573
	Cable and Wireless P.L.C.	519,927	1,693,630
*	Cadbury P.L.C.	4,463	59,678
*	Cadbury P.L.C. Sponsored ADR	85,768	4,604,884
*	Cairn Energy P.L.C.	29,621	1,979,174
	Capita Group PLC	33,424	448,349
	Capital & Regional P.L.C.	36,457	215,105
	Carclo P.L.C.	21,066	33,580
	Care UK P.L.C.	19,437	174,949
	Carillion P.L.C.	205,023	1,401,658
	Carnival P.L.C.	34,845	1,327,725
	Carnival P.L.C. ADR	29,324	1,132,786
	Carpetright P.L.C.	3,979	62,134
	Carphone Warehouse Group P.L.C.	101,469	477,533
	Carr’s Milling Industries P.L.C.	2,672	37,590
*	Carter & Carter Group P.L.C.	3,084	—
	Castings P.L.C.	5,760	33,811
	Catlin Group, Ltd.	155,797	1,217,470
	Centaur Media P.L.C.	44,800	62,420
	Centrica P.L.C.	242,632	1,413,087
	Charles Stanley Group P.L.C.	4,542	20,241
	Charles Taylor Consulting P.L.C.	7,751	41,166
	Charter P.L.C.	54,369	977,467
	Chemring Group P.L.C.	5,957	288,832
	Chesnara P.L.C.	47,617	149,039
	Chime Communications P.L.C.	17,635	45,143
	Chloride Group P.L.C.	46,306	256,209
*	Chrysalis Group P.L.C.	4,723	10,682
	Clarkson P.L.C.	4,620	86,567
	Clinton Cards P.L.C.	67,260	65,041
	Close Brothers Group P.L.C.	81,705	931,142
*	CLS Holdings P.L.C.	3,021	20,657
	Cobham P.L.C.	482,091	2,020,946
	Collins Stewart P.L.C.	105,687	187,641
*	Colt Telecom Group SA	260,316	882,200
	Communisis P.L.C.	90,165	122,471
	Compass Group P.L.C.	398,329	2,962,623
	Computacenter P.L.C.	50,500	167,855
	Consort Medical P.L.C.	13,326	158,513
	Cookson Group P.L.C.	103,909	1,503,975
	Corin Group P.L.C.	3,868	18,276
	Costain Group P.L.C.	69,972	37,147
	Cranswick P.L.C.	23,468	345,294
	Creston P.L.C.	18,283	21,757
	Croda International P.L.C.	46,791	611,814
*	CSR P.L.C.	58,346	364,895
	Daejan Holdings P.L.C.	1,617	90,254
	Daily Mail & General Trust P.L.C. Series A	138,267	1,115,192

90

	Dairy Crest Group P.L.C.	83,136	673,581
*	Dana Petroleum P.L.C.	34,868	1,265,297
	Davis Service Group P.L.C.	92,892	903,568
	Dawson Holdings P.L.C.	29,101	53,066
	De La Rue P.L.C.	28,161	530,583
	Dechra Pharmaceuticals P.L.C.	10,355	95,129
	Delta P.L.C.	70,174	176,354
	Detica Group P.L.C.	26,472	146,155
	Development Securities P.L.C.	22,038	170,418
	Devro P.L.C.	104,539	165,392
	Diageo P.L.C. Sponsored ADR	19,700	1,548,814
	Dicom Group P.L.C.	27,226	116,064
	Dignity P.L.C.	22,827	329,228
	Dimension Data Holdings P.L.C.	805,839	834,539
	Diploma P.L.C.	49,065	160,456
	Domino Printing Sciences P.L.C.	55,954	381,245
	Drax Group P.L.C.	130,113	1,745,696
	DS Smith P.L.C.	247,041	656,701
	DSG International P.L.C.	847,308	977,614
	DTZ Holdings P.L.C.	8,199	31,880
	Dunelm Group PLC	10,104	32,204
	Dyson Group P.L.C.	3,999	5,860
	E2V Technologies P.L.C.	21,354	122,723
*	easyJet P.L.C.	167,930	1,003,536
	Electrocomponents P.L.C.	231,325	790,382
	Elementis P.L.C.	288,783	418,618
*	Emerald Energy P.L.C.	14,515	96,805
	Ennstone P.L.C.	254,298	141,149
	Enodis P.L.C.	162,635	980,321
	Enterprise Inns P.L.C.	300,781	2,784,251
*	Entertainment Rights P.L.C.	75,572	10,282
*	Erinaceous Group P.L.C.	16,996	555
	Euromoney Institutional Investor P.L.C.	25,384	186,062
	Evolution Group P.L.C.	115,785	236,941
	Experian Group, Ltd.	70,601	568,186
	Expro International Group P.L.C.	34,343	1,102,117
	F&C Asset Management P.L.C.	241,610	777,828
	Fenner P.L.C.	69,530	351,888
	Fiberweb P.L.C.	12,365	10,599
	Fidessa Group P.L.C.	9,928	173,881
	Filtrona P.L.C.	101,384	318,176
	Filtronic P.L.C.	29,188	43,491
	Findel P.L.C.	29,210	130,219
	Firstgroup P.L.C.	57,911	607,977
	FKI P.L.C.	200,352	336,840
	Forth Ports P.L.C.	19,999	825,776
*	Fortune Oil P.L.C.	347,801	75,928
	French Connection Group P.L.C.	37,364	65,228
	Friends Provident P.L.C.	494,538	1,186,753
	Fuller Smith & Turner P.L.C.	17,826	191,422
	Future P.L.C.	107,406	57,296
	G4S P.L.C.	476,699	2,129,318

91

	Galiform P.L.C.	151,658	178,123
	Galliford Try P.L.C.	130,236	116,504
	Game Group P.L.C.	106,725	597,923
*	Games Workshop Group P.L.C.	7,668	26,220
	GCAP Media P.L.C.	77,426	343,100
*	Genus P.L.C.	31,381	541,671
	GKN P.L.C.	435,165	2,512,186
	GlaxoSmithKline P.L.C. Sponsored ADR	83,900	3,736,067
	Go-Ahead Group P.L.C.	7,587	232,881
	Goldshield Group P.L.C.	12,229	63,756
	Grainger P.L.C.	9,661	53,620
	Greene King P.L.C.	74,747	800,543
	Greggs P.L.C.	3,030	245,571
*	Gresham Computing P.L.C.	10,000	11,642
	Guinness Peat Group P.L.C.	43,657	57,205
	Halfords Group P.L.C.	123,752	674,710
	Halma P.L.C.	139,189	579,351
	Hampson Industries P.L.C.	54,930	170,285
*	Hansard Global P.L.C.	1,389	4,731
	Hardy Underwriting Group P.L.C.	11,789	60,659
	Harvey Nash Group P.L.C.	28,747	21,784
	Havelock Europa P.L.C.	13,179	18,648
	Hays P.L.C.	177,968	361,582
	HBOS P.L.C.	633,831	5,026,467
	Headlam Group P.L.C.	44,884	348,001
	Helical Bar P.L.C.	47,424	282,660
#	Helphire P.L.C.	49,252	182,910
#	Henderson Group P.L.C.	365,525	926,291
	Henry Boot P.L.C.	43,832	118,148
*	Heywood Williams Group P.L.C.	30,224	11,204
	Highway Insurance Holdings P.L.C.	121,718	120,722
	Hikma Pharmaceuticals P.L.C.	41,499	390,935
	Hill & Smith Holdings P.L.C.	27,804	203,221
	Hiscox, Ltd.	209,698	987,194
	HMV Group P.L.C.	143,465	394,945
	Hochschild Mining P.L.C.	8,285	67,768
*	Hogg Robinson Group PLC	74,258	64,759
	Holidaybreak P.L.C.	17,060	173,127
	Home Retail Group	254,151	1,180,445
	Homeserve P.L.C.	17,861	646,406
	Hornby P.L.C.	17,724	61,708
	HSBC Holdings P.L.C.	29,126	491,393
#	HSBC Holdings P.L.C. Sponsered ADR	443,672	37,361,619
	Hunting P.L.C.	35,085	608,473
	Huntsworth P.L.C.	68,891	84,969
	Hyder Consulting P.L.C.	9,237	75,419
	ICAP P.L.C.	106,902	1,304,589
	IG Group Holdings P.L.C.	49,120	372,070
*	Imagination Technologies Group P.L.C.	33,554	47,198
	IMI P.L.C.	109,716	1,117,034
*	Impellam Group P.L.C.	4,706	8,857
*	Imperial Energy Corp. P.L.C.	22,715	441,718

92

	Imperial Tobacco Group P.L.C.	4,964	199,169
	Imperial Tobacco Group P.L.C. ADR	18,300	1,667,130
	Inchcape P.L.C.	213,506	1,848,534
	Informa P.L.C.	176,010	1,341,087
	Inmarsat P.L.C.	63,789	596,303
	Innovation Group P.L.C.	178,483	68,984
*	Instore P.L.C.	12,812	1,218
*	Intec Telecom Systems P.L.C.	84,577	79,640
	Intercontinental Hotels Group P.L.C.	7,196	118,612
	Intercontinental Hotels Group P.L.C. ADR	21,079	346,328
	Intermediate Capital Group P.L.C.	51,658	1,633,732
	International Personal Finance P.L.C.	95,735	489,028
	International Power P.L.C.	384,778	3,390,469
	Interserve P.L.C.	46,328	438,427
	Intertek Group P.L.C.	29,633	600,820
*	Invensys P.L.C.	143,817	918,826
	Investec P.L.C.	249,344	1,732,460
*	IP Group P.L.C.	70,530	157,220
	ITE Group P.L.C.	38,841	132,531
	ITV P.L.C.	2,113,917	2,467,050
	J.D. Wetherspoon P.L.C.	20,187	114,910
	James Fisher & Sons P.L.C.	15,202	205,068
	Jardine Lloyd Thompson Group P.L.C.	51,225	384,053
	JJB Sports P.L.C.	117,363	258,010
	JKX Oil and Gas P.L.C.	44,930	430,250
	John David Group P.L.C.	4,444	31,142
	John Menzies P.L.C.	6,583	63,919
	John Wood Group P.L.C.	111,903	992,022
	Johnson Matthey P.L.C.	56,052	2,239,739
	Johnson Service Group P.L.C.	19,344	10,651
	Johnston Press P.L.C.	127,044	284,839
	Kazakhmys P.L.C.	45,287	1,517,253
	Kcom Group P.L.C.	266,039	231,701
	Keller Group P.L.C.	28,876	380,091
	Kesa Electricals P.L.C.	269,444	1,084,975
	Kewill Systems P.L.C.	29,349	52,960
	Kier Group P.L.C.	19,336	402,306
	Kingfisher P.L.C.	808,724	2,203,631
	Ladbrokes P.L.C.	122,331	760,835
	Laird P.L.C.	88,431	869,412
	Land of Leather Holdings P.L.C.	11,260	4,460
	Laura Ashley Holdings P.L.C.	143,535	70,500
	Lavendon Group P.L.C.	13,082	64,198
	Legal and General Group P.L.C.	2,099,958	4,987,459
	Liontrust Asset Management P.L.C.	4,633	27,986
	Lloyds TSB Group P.L.C.	53,435	406,895
#	Lloyds TSB Group P.L.C. Sponsored ADR	212,194	6,499,502
	Logica P.L.C.	655,380	1,577,275
	London Scottish Bank P.L.C.	18,454	4,023
	London Stock Exchange Group P.L.C.	24,199	492,673
	Lonmin P.L.C.	9,356	641,805
	Lookers P.L.C.	42,703	68,807

93

	Low & Bonar P.L.C.	93,583	225,538
*	LSL Property Services P.L.C.	14,831	24,453
	Luminar Group Holdings P.L.C.	27,945	176,685
	Man Group P.L.C.	411,562	5,067,283
	Management Consulting Group P.L.C.	148,793	98,833
	Manganese Bronze Holdings P.L.C.	3,904	40,806
	Marks & Spencer Group P.L.C.	111,702	842,044
	Marshalls P.L.C.	88,489	350,453
	Marston’s P.L.C.	151,302	666,845
	Mcbride P.L.C.	83,158	155,755
	Meggitt P.L.C.	405,467	1,956,966
	Melrose Resources P.L.C.	27,054	214,132
	Metalrax Group P.L.C.	22,274	9,167
*	Mice Group P.L.C.	47,374	5,631
	Michael Page International P.L.C.	49,994	283,457
	Micro Focus International P.L.C.	22,190	101,726
	Millennium and Copthorne Hotels P.L.C.	94,076	714,756
*	Minerva P.L.C.	81,885	164,158
	Misys P.L.C.	147,411	464,876
	Mitchells & Butlers P.L.C.	136,436	879,759
	Mitie Group P.L.C.	101,936	466,769
	MJ Gleeson Group P.L.C.	16,223	61,088
	Mondi P.L.C.	229,087	1,635,659
*	Monitise P.L.C.	15,787	3,122
	Morgan Crucible Co. P.L.C.	85,219	356,862
	Morgan Sindall P.L.C.	20,100	355,254
	Morse P.L.C.	47,700	45,877
	Mothercare P.L.C.	51,145	403,380
	Mouchel Group P.L.C.	39,804	358,064
*	MWB Group Holdings P.L.C.	22,990	62,733
	N Brown Group P.L.C.	88,258	391,346
	National Express Group P.L.C.	45,154	817,975
	National Grid P.L.C.	12,791	189,151
	National Grid P.L.C. Sponsored ADR	17,400	1,292,298
*	NCC Group, Ltd.	8,070	61,589
*	nCipher P.L.C.	6,060	20,130
	Nestor Healthcare Group P.L.C.	19,613	19,027
	Next P.L.C.	13,951	320,017
*	Nord Anglia Education P.L.C.	16,075	103,433
	Northern Foods P.L.C.	190,035	299,350
#	Northern Rock P.L.C.	42,509	75,786
	Northgate P.L.C.	43,981	490,577
	Northumbrian Water Group P.L.C.	151,107	985,732
	Novae Group P.L.C.	40,471	284,538
	Old Mutual P.L.C.	1,575,722	3,653,481
	OPD Group P.L.C.	5,158	17,378
*	Optos P.L.C.	161	538
*	Oxford Biomedica P.L.C.	123,497	56,220
	Oxford Instruments P.L.C.	21,584	99,185
*	Pace P.L.C.	58,914	103,272
	PayPoint P.L.C.	9,427	117,075
	Pearson P.L.C.	16,449	222,509

94

	Pearson P.L.C. Sponsored ADR	255,815	3,461,177
	Pendragon P.L.C.	326,997	210,686
	Pennon Group P.L.C.	70,820	910,771
	Persimmon P.L.C.	175,177	1,672,657
	Phoenix IT Group, Ltd.	24,145	162,599
#	Photo-Me International P.L.C.	11,337	2,588
	Pinewood Shepperton P.L.C.	14,810	70,500
*	Pinnacle Staffing Group P.L.C.	15,255	1,171
	Premier Farnell P.L.C.	106,187	341,464
	Premier Foods P.L.C.	291,050	717,589
*	Premier Oil P.L.C.	26,474	903,589
*	Prostrakan Group P.L.C.	50,004	60,853
*	Protherics P.L.C.	131,798	109,582
	Provident Financial P.L.C.	61,281	970,494
	Prudential P.L.C.	56,341	742,560
#	Prudential P.L.C. ADR	239,138	6,325,200
	Psion P.L.C.	73,870	170,270
	Punch Taverns P.L.C.	92,234	1,014,461
	PZ Cussons P.L.C.	147,524	562,302
*	Qinetiq P.L.C.	274,508	1,127,029
	Quintain Estates & Development P.L.C.	56,750	401,963
	R.E.A. Holdings P.L.C.	10,685	130,465
	Rank Group P.L.C.	126,507	220,158
	Rathbone Brothers P.L.C.	21,935	427,959
	Raymarine P.L.C.	10,990	47,025
	Reckitt Benckiser Group P.L.C.	18,982	1,118,752
	Redrow P.L.C.	102,644	480,606
	Reed Elsevier P.L.C.	7,445	93,763
	Reed Elsevier P.L.C. ADR	33,598	1,686,956
*	Regent Inns P.L.C.	16,761	5,415
	Regus Group P.L.C.	306,219	624,094
	Renishaw P.L.C.	26,547	398,947
*	Renold P.L.C.	19,266	28,469
*	Renovo Group PLC	44,319	25,467
	Rensburg Sheppards P.L.C.	7,988	90,458
	Rentokil Initial P.L.C.	325,920	644,520
	Restaurant Group P.L.C.	67,097	192,681
	Rexam P.L.C.	299,319	2,628,663
	Ricardo P.L.C.	17,674	118,088
	Rio Tinto P.L.C.	2,961	356,138
	Rio Tinto P.L.C. Sponsored ADR	5,700	2,753,100
	RM P.L.C.	20,937	87,602
	Robert Walters P.L.C.	28,915	88,382
	Robert Wiseman Dairies P.L.C.	14,288	99,784
	ROK P.L.C.	53,894	124,333
*	Rolls-Royce Group P.L.C. (3283648)	401,278	3,363,428
	Rolls-Royce Group P.L.C. Series B	2,131	4
*	Rolls-Royce Group P.L.C. Series B	34,212,774	67,772
	Rotork P.L.C.	15,306	344,470
	Royal Bank of Scotland Group P.L.C.	1,897,696	8,601,084
	Royal Dutch Shell P.L.C. ADR	315,537	26,419,913
	Royal Dutch Shell P.L.C. Series B	111,150	4,643,603

95

	RPC Group P.L.C.	51,728	202,224
	RPS Group P.L.C.	101,599	670,542
	RSA Insurance Group P.L.C.	1,125,789	3,061,308
	S&U P.L.C.	2,614	20,708
	SABmiller P.L.C.	201,042	5,181,028
	Sage Group P.L.C.	552,132	2,462,740
	Sainsbury (J.) P.L.C.	515,929	3,565,123
*	Salamander Energy P.L.C.	54,500	367,259
	Savills P.L.C.	72,492	368,413
	Schroders P.L.C.	60,116	1,251,968
	Schroders P.L.C. Non-Voting	29,346	530,427
*	SCi Entertainment Group P.L.C.	46,649	45,800
*	Scott Wilson Group P.L.C.	26,327	114,694
	Scottish & Southern Energy P.L.C.	70,632	2,060,720
*	SDL P.L.C.	36,955	233,394
	Senior P.L.C.	192,616	425,761
	Serco Group P.L.C.	76,979	681,407
	Severfield-Rowen P.L.C.	18,056	102,261
	Severn Trent P.L.C.	30,201	872,231
	Shanks Group P.L.C.	121,012	567,660
*	Shire, Ltd.	2,251	38,398
	Shire, Ltd. ADR	11,800	608,408
	Shore Capital Group P.L.C.	54,257	36,827
	SIG P.L.C.	70,207	1,026,245
	Signet Group P.L.C.	83,528	102,641
#	Signet Group P.L.C. Sponsored ADR	100,427	1,248,308
*	Skyepharma P.L.C.	205,737	27,524
*	SkyePharma P.L.C. Sponsored ADR	800	1,069
*	SMG P.L.C.	57,704	15,704
	Smith & Nephew P.L.C.	7,085	76,123
	Smith & Nephew P.L.C. Sponsored ADR	11,000	592,350
	Smiths Group P.L.C.	82,361	1,642,532
	Smiths News P.L.C.	55,518	102,922
*	Soco International P.L.C.	13,690	521,893
	Southern Cross Healthcare, Ltd.	7,188	58,606
	Spectris P.L.C.	56,936	873,533
	Speedy Hire P.L.C.	33,633	442,325
	Spirax-Sarco Engineering P.L.C.	33,320	755,835
*	Spirent Communications P.L.C.	209,300	272,506
*	Spirent Communications P.L.C. Sponsored ADR	25,100	130,455
*	Sportech P.L.C.	44,156	66,709
*	Sports Direct International P.L.C.	7,647	15,646
	Spring Group P.L.C.	46,963	43,072
	SSL International P.L.C.	38,550	368,410
	St Ives Group P.L.C.	57,893	234,214
	ST Modwen Properties P.L.C.	63,375	443,289
	St. Jame’s Place P.L.C.	37,317	192,748
	Stagecoach Group P.L.C.	187,814	864,050
	Standard Chartered P.L.C.	162,065	6,027,006
	Standard Life P.L.C.	753,083	3,748,450
	Sthree P.L.C.	18,969	77,853
	T. Clarke P.L.C.	22,548	73,650

96

	Tate & Lyle P.L.C.	219,884	2,020,558
	Taylor Nelson Sofres P.L.C.	72,835	373,280
	Taylor Wimpey P.L.C.	612,774	1,033,795
	TDG P.L.C.	26,462	139,727
	Ted Baker P.L.C.	7,105	55,887
	Telecom Plus P.L.C.	23,457	153,513
	Tesco P.L.C.	849,341	6,977,026
*	The 600 Group P.L.C.	28,563	21,244
	The Berkeley Group Holdings P.L.C.	50,214	808,069
	The Vitec Group P.L.C.	14,704	145,553
	The Weir Group P.L.C.	71,870	1,284,820
	Thomas Cook Group P.L.C.	195,465	959,645
*	Thomson Reuters P.L.C.	8,535	275,551
*	Thomson Reuters P.L.C. ADR	706	137,013
	Thorntons P.L.C.	23,004	60,044
*	THUS Group P.L.C.	96,158	287,629
	Tomkins P.L.C.	14,460	51,859
	Tomkins P.L.C. Sponsored ADR	131,939	1,898,602
	Topps Tiles P.L.C.	36,015	52,284
	Town Centre Securities P.L.C.	7,998	34,265
*	Trafficmaster P.L.C.	25,933	19,535
	Travis Perkins P.L.C.	72,602	1,202,222
	Tribal Group P.L.C.	22,052	58,121
	Trifast P.L.C.	29,862	32,840
	Trinity Mirror P.L.C.	164,502	742,016
	TT electronics P.L.C.	51,023	124,041
	TUI Travel P.L.C.	94,696	458,339
	Tullett Prebon P.L.C.	33,896	311,373
	Tullow Oil P.L.C.	67,149	1,189,045
*	UK Coal P.L.C.	65,955	735,931
	Ultra Electronics Holdings P.L.C.	13,562	328,498
	Umeco P.L.C.	27,195	307,229
	Unilever P.L.C.	18,251	604,303
	Unilever P.L.C. Sponsored ADR	122,000	4,032,100
	Uniq P.L.C.	17,006	41,579
	Unite Group P.L.C.	5,289	29,019
	United Business Media P.L.C.	83,108	1,015,190
	United Utilities P.L.C.	34,122	506,444
	United Utilities P.L.C. Sponsored ADR	14,200	420,090
	UTV Media P.L.C.	16,632	71,754
*	Vanco P.L.C.	7,281	9,267
*	Vectura Group P.L.C.	128,176	137,826
	Vedanta Resources P.L.C.	11,940	592,729
	Venture Production P.L.C.	48,262	838,402
*	Vernalis P.L.C.	58,280	7,209
	Victrex P.L.C.	28,532	444,440
	Vislink P.L.C.	17,205	9,979
	Vodafone Group P.L.C.	819,694	2,632,142
	Vodafone Group P.L.C. Sponsered ADR	931,431	29,889,621
*	Volex Group P.L.C.	13,778	24,290
	Vp P.L.C.	11,576	72,216
	VT Group P.L.C.	33,047	428,271

97

	Wagon P.L.C.	17,912	5,426
	Warner Estate Holdings P.L.C.	1,966	9,862
	Waterman Group P.L.C.	13,772	39,840
	WH Smith P.LC.	78,170	614,043
	Whitbread P.L.C.	109,166	2,774,456
	White Young Green P.L.C.	18,886	120,563
	William Hill P.L.C.	59,137	444,299
	William Morrison Supermarkets P.L.C.	829,721	4,814,359
	Wilmington Group P.L.C.	18,239	69,037
	Wincanton P.L.C.	42,359	250,458
*	Wolfson Microelectronics P.L.C.	18,711	42,303
	Wolseley P.L.C.	31,322	341,497
#	Wolseley P.L.C. ADR	63,362	688,688
	Woolworths Group P.L.C.	637,717	132,730
	WPP Group P.L.C.	16,973	205,668
	WPP Group P.L.C. Sponsored ADR	50,547	3,065,676
	WSP Group P.L.C.	24,162	271,940
	Xaar P.L.C.	10,527	45,865
*	Xchanging P.L.C.	15,810	76,880
	XP Power, Ltd.	1,410	7,084
	Xstrata P.L.C.	70,148	5,550,739
	Yell Group P.L.C.	385,235	963,674
	Yule Catto & Co. P.L.C.	27,063	80,461
	Zetex P.L.C.	18,665	31,330
TOTAL COMMON STOCKS			507,948,320

RIGHTS/WARRANTS — (0.0%)
*	Alterian P.L.C. Rights 07/01/08	1,345	—
*	Hampson Industries P.L.C. Rights 05/27/08	13,732	42,571
*	Imperial Tobacco Group P.L.C. Rights 06/11/08	2,482	24,583
*	Royal Bank of Scotland Group P.L.C. Rights 06/06/08	1,123,925	623,389
TOTAL RIGHTS/WARRANTS			690,543

TOTAL — UNITED KINGDOM			508,638,863

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Dr. Pepper Snapple Group, Inc. ADR (26138E109)	41,376	1,041,847
*	Dr. Pepper Snapple Group, Inc. ADR (B2QW0Z8)	836	21,106
*	Mad Catz Interactive, Inc.	10,100	7,319
*	Peplin, Inc.	91,862	35,121

TOTAL — UNITED STATES			1,105,393

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $16,300,000 FHLMC 6.04%(r), 11/01/36, valued at $13,363,464) to be repurchased at $13,164,128	$13,162	13,162,000

98

SECURITIES LENDING COLLATERAL — (14.7%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $56,046,551 FNMA 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000

@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $820,998,290 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 10/01/18 to 05/01/38 & FNMA, rates ranging from 4.250%(r) to 5.709%(r), maturities ranging from 09/01/15 to 02/01/38, valued at $450,485,525) to be repurchased at $441,738,965	441,652	441,652,475
TOTAL SECURITIES LENDING COLLATERAL		491,652,475

TOTAL INVESTMENTS - (100.0%)
(Cost $3,285,243,430)		$3,350,968,560

See accompanying Notes to Financial Statements.

99

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

	Shares	Value ††

AUSTRALIA — (0.3%)
COMMON STOCKS — (0.3%)
Boral, Ltd.	6,565	$37,862
Goodman Fielder, Ltd.	23,135	38,740
* Lihir Gold, Ltd.	7,047	20,257
Macquarie Group, Ltd.	752	39,286
National Australia Bank, Ltd.	2,331	69,866

TOTAL — AUSTRALIA		206,011

AUSTRIA — (0.1%)
COMMON STOCKS — (0.1%)
Wienerberger AG	1,417	75,047

BELGIUM — (0.2%)
COMMON STOCKS — (0.2%)
Fortis	3,111	76,102
Umicore	374	20,434

TOTAL — BELGIUM		96,536

BRAZIL — (0.3%)
COMMON STOCKS — (0.3%)
Empresa Brasileira de Aeronautica SA ADR	300	11,256
Perdigao SA ADR	600	39,420
Petroleo Brasileiro SA ADR (71654V101)	1,000	60,440
Petroleo Brasileiro SA ADR (71654V408)	800	56,400

TOTAL — BRAZIL		167,516

CANADA — (0.7%)
COMMON STOCKS — (0.7%)
Barrick Gold Corp.	500	20,144
Canadian Imperial Bank of Commerce	500	35,135
* Denison Mines Corp.	1,600	13,285
* FNX Mining Co., Inc.	800	18,800
* HudBay Minerals, Inc.	800	14,090
Inmet Mining Corp.	300	20,426
Kinross Gold Corp.	1,000	19,948
* Lundin Mining Corp.	2,600	21,379
Metro, Inc. Class A Subordinate Voting	800	22,375

1

National Bank of Canada	500	27,340
Nova Chemicals Corp.	700	18,966
Petro-Canada	900	51,929
Power Corp. of Canada, Ltd.	1,100	37,209
Sun Life Financial, Inc.	400	18,619
* UTS Energy Corp.	7,900	44,525
Yamana Gold, Inc.	2,900	44,831

TOTAL — CANADA		429,001

CHINA — (0.6%)
COMMON STOCKS — (0.6%)
Beijing Enterprises Holdings, Ltd.	7,000	25,897
Chaoda Modern Agriculture	32,000	45,102
China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	100	6,205
Citic Pacific, Ltd.	9,000	38,686
COSCO Pacific, Ltd.	20,000	37,941
Denway Motors, Ltd.	84,000	39,376
Dongfeng Motor Corp.	56,000	28,048
* Industrial and Commercial Bank of China (Asia), Ltd.	53,000	39,698
Shanghai Industrial Holdings, Ltd.	17,000	62,971
Shimao Property Holdings, Ltd.	29,000	48,398
* Tencent Holdings, Ltd.	3,000	25,331

TOTAL — CHINA		397,653

DENMARK — (0.1%)
COMMON STOCKS — (0.1%)
A P Moller - Maersk A.S.	4	49,834
Danske Bank A.S.	1,100	37,717

TOTAL — DENMARK		87,551

FINLAND — (0.4%)
COMMON STOCKS — (0.4%)
Elisa Oyj	882	19,666
Metso Oyj	423	21,195
Neste Oil Oyj	682	22,779
Orion Oyj Series B	424	9,101
Rautaruukki Oyj Series K	880	46,851
Sampo Oyj	1,418	41,070
Stora Enso Oyj Series R	1,711	20,814
YIT Oyj	1,493	43,906

TOTAL — FINLAND		225,382

FRANCE — (1.0%)
COMMON STOCKS — (1.0%)
* Atos Origin SA	338	19,958
AXA SA Sponsored ADR	100	3,538
BNP Paribas SA	748	77,145
Casino Guichard Perrachon SA	160	20,268
Compagnie de Saint-Gobain	484	39,064

2

* Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	100	5,378
Compagnie Generale des Establissements Michelin Series B	383	34,291
Credit Agricole SA	1,226	32,425
Electricite de France	195	21,112
Lafarge SA	225	40,672
Natixis	1,159	17,611
Nexans SA	641	87,423
Peugeot SA	532	33,098
PPR SA	282	36,838
Schneider Electric SA	620	77,820
SCOR SE	790	19,943
* Societe Generale Paris	344	35,743
Societe Television Francaise 1	946	18,716

TOTAL — FRANCE		621,043

GERMANY — (1.1%)
COMMON STOCKS — (1.1%)
Allianz SE Sponsored ADR	400	7,572
Celesio AG	469	19,772
Commerzbank AG	2,296	80,958
Continental AG	373	46,964
Daimler AG	511	38,848
Deutsche Bank AG	786	83,836
Deutsche Lufthansa AG	765	19,808
Deutsche Postbank AG	218	21,029
Deutsche Telekom AG Sponsored ADR	2,700	45,198
DVB Bank AG	95	40,344
E.ON AG	369	78,290
Freenet AG	1,275	21,656
* Infineon Technologies AG	4,212	38,006
* Kloeckner & Co. AG	367	21,972
Lanxess AG	973	43,870
Merck KGAA	146	20,545
Rhoen-Klinikum AG	624	19,244
SAP AG Sponsored ADR	200	10,920

TOTAL — GERMANY		658,832

HONG KONG — (0.3%)
COMMON STOCKS — (0.3%)
Cheung Kong Holdings, Ltd.	3,000	46,200
Hang Lung Properties, Ltd.	4,000	15,241
Hutchison Whampoa, Ltd.	4,000	43,267
Kingboard Chemical Holdings, Ltd.	4,500	20,856
Sun Hung Kai Properties, Ltd.	1,000	16,105
Wharf Holdings, Ltd.	8,000	40,050

TOTAL — HONG KONG		181,719

3

ISRAEL — (0.0%)
COMMON STOCKS — (0.0%)
* NICE Systems, Ltd. Sponsored ADR	200	7,000

ITALY — (0.4%)
COMMON STOCKS — (0.4%)
* Banca Carige SpA	4,861	20,394
Banco Popolare Scarl	2,115	42,445
Enel SpA	3,698	41,583
Gemina SpA	13,890	20,413
Hera SpA	5,233	22,198
Mediobanca SpA	981	18,249
* Parmalat SpA	11,867	34,449
Pirelli & Co. SpA	47,215	39,216
Unione di Banche Italiane Scpa	1,545	39,822

TOTAL — ITALY		278,769

JAPAN — (2.5%)
COMMON STOCKS — (2.5%)
Aisin Seiki Co., Ltd.	200	7,006
Amada Co., Ltd.	3,000	27,462
Asahi Kasei Corp.	4,000	23,761
Canon, Inc. Sponsored ADR	100	5,411
Central Japan Railway Co.	2	19,552
Dai Nippon Printing Co., Ltd.	2,000	30,623
Daido Steel Co., Ltd.	4,000	25,327
Dainippon Ink & Chemicals, Inc.	7,000	22,712
Daiwa House Industry Co., Ltd.	2,000	24,546
Fuji Heavy Industries, Ltd.	5,000	23,442
FUJIFILM Holdings Corp.	600	22,234
Fukuoka Financial Group, Inc.	5,000	24,875
Hino Motors, Ltd.	4,000	26,760
* Idemitsu Kosan Co., Ltd.	500	53,730
Japan Tobacco, Inc.	3	14,558
Kikkoman Corp.	2,000	25,008
Komatsu, Ltd.	700	22,196
Kubota Corp. Sponsored ADR	100	4,050
Meiji Seika Kaisha, Ltd.	5,000	21,812
Millea Holdings, Inc.	1,100	45,415
Mitsubishi Estate Co., Ltd.	1,000	26,952
Mitsubishi Gas Chemical Co., Inc.	3,000	22,518
Mitsui Chemicals, Inc.	4,000	22,974
Namco Bandai Holdings, Inc.	3,000	39,034
NGK Spark Plug Co., Ltd.	2,000	24,894
Nintendo Co., Ltd.	100	55,080
Nippon Meat Packers, Inc.	2,000	26,381
Nippon Mining Holdings, Inc.	3,500	21,963
Nippon Mitsubishi Oil Corp.	3,000	21,713
Nippon Sheet Glass Co., Ltd.	4,000	18,026
Nippon Telegraph & Telephone Corp. ADR	100	2,426

4

Nipponkoa Insurance Co., Ltd.	2,000	18,775
Nisshin Seifun Group, Inc.	2,000	23,805
Nisshin Steel Co., Ltd.	6,000	23,219
Nitto Denko Corp.	500	23,782
NTN Corp.	3,000	22,796
Oji Paper Co., Ltd.	5,000	24,271
Omron Corp.	1,000	21,578
Rohm Co., Ltd.	400	26,227
Sapporo Hokuyo Holdings, Inc.	5	38,967
* Sbi Holdings, Inc.	161	47,436
Seven & I Holdings Co., Ltd.	900	26,280
Shimamura Co., Ltd.	300	23,937
Shimizu Corp.	5,000	25,350
Shinsei Bank, Ltd.	6,000	23,691
Showa Denko KK	9,000	27,524
Sony Corp. Sponsored ADR	100	5,039
Sumitomo Chemical Co., Ltd.	4,000	29,232
Sumitomo Corp.	1,500	22,158
Sumitomo Electric Industries, Ltd.	1,700	21,942
Suzuken Co., Ltd.	600	22,929
Taisei Corp.	8,000	23,160
Takeda Pharmaceutical Co., Ltd.	400	23,188
Teijin, Ltd.	6,000	22,605
The Chugoku Bank, Ltd.	2,000	31,335
The Iyo Bank, Ltd.	2,000	24,959
The Joyo Bank, Ltd.	4,000	22,781
Toppan Printing Co., Ltd.	2,000	23,044
TOTO, Ltd.	3,000	23,045
Toyota Tsusho Corp.	1,000	24,398
Ube Industries, Ltd.	6,000	22,660
Yamaguchi Financial Group, Inc.	2,000	29,193
Yamaha Corp.	1,200	23,861
Yamato Transport Co., Ltd.	2,000	27,844

TOTAL — JAPAN		1,573,452

NETHERLANDS — (0.6%)
COMMON STOCKS — (0.6%)
Aegon NV	5,010	76,434
Akzo Nobel NV	741	62,687
ArcelorMittal	490	48,634
Heineken NV	556	32,648
ING Groep NV Sponsored ADR	300	11,466
Koninklijke Ahold NV	1,349	20,173
Koninklijke DSM NV	764	46,800
SNS Reaal	1,866	42,914
TOTAL COMMON STOCKS		341,756

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	2,564	—

TOTAL — NETHERLANDS		341,756

5

NORWAY — (0.2%)
COMMON STOCKS — (0.2%)
* Det Norske Oljeselskap ASA	11,000	21,462
Prosafe ASA	1,200	12,824
Storebrand ASA	5,000	47,608
* Subsea 7, Inc.	800	22,939

TOTAL — NORWAY		104,833

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco Espirito Santo SA	1,054	18,993
Brisa SA	1,381	19,659

TOTAL — PORTUGAL		38,652

SINGAPORE — (0.2%)
COMMON STOCKS — (0.2%)
Capitaland, Ltd.	5,000	24,108
DBS Group Holdings, Ltd.	3,000	42,944
Keppel Corp., Ltd.	2,000	17,877
Singapore Airlines, Ltd.	2,000	23,349
* Singapore Exchange, Ltd.	4,000	23,653

TOTAL — SINGAPORE		131,931

SOUTH AFRICA — (0.2%)
COMMON STOCKS — (0.2%)
Aveng, Ltd.	5,065	43,358
Gold Fields, Ltd. Sponsored ADR	500	6,465
Sanlam, Ltd.	15,459	39,153
Steinhoff International Holdings, Ltd.	16,747	43,043

TOTAL — SOUTH AFRICA		132,019

SOUTH KOREA — (2.1%)
COMMON STOCKS — (2.1%)
Cheil Industrial, Inc.	760	39,272
Cheil Worldwide, Inc.	80	18,412
* CJ Corp.	271	19,076
Daegu Bank Co., Ltd.	2,640	38,976
Daelim Industrial Co., Ltd.	169	20,283
Daewoo Engineering & Construction Co., Ltd.	1,210	21,162
Daewoo Securities Co., Ltd.	890	18,638
DC Chemical Co., Ltd.	54	20,616
Dongkuk Steel Mill Co., Ltd.	860	39,152
Doosan Infracore Co., Ltd.	590	19,387
GS Engineering & Construction Corp.	151	19,004
Hana Financial Group, Inc.	500	20,881
Hanjin Shipping Co., Ltd.	1,000	45,614
Hite Brewery Co., Ltd.	143	16,105

6

*	Hynix Semiconductor, Inc.	770	23,185
	Hyosung T & C Co., Ltd.	307	23,495
	Hyundai Department Store Co., Ltd.	213	21,309
	Hyundai Development Co.	537	32,815
	Hyundai Mipo Dockyard Co., Ltd.	91	21,321
	Hyundai Mobis	230	20,498
	Hyundai Motor Co., Ltd.	220	17,946
	Hyundai Securities Co., Ltd.	2,640	35,021
	Hyundai Steel Co.	250	20,096
*	Industrial Bank of Korea	1,150	20,720
	Kangwon Land, Inc.	930	22,037
	KCC Corp.	72	34,931
*	Kia Motors Corp.	1,630	19,314
	Kookmin Bank Sponsored ADR	100	6,245
	Korea Exchange Bank	1,340	19,978
*	Korea Express Co., Ltd.	202	21,974
	Korea Investment Holdings Co., Ltd.	750	34,436
	Korea Line Corp.	100	19,825
	Korea Reinsurance Co., Ltd.	1,920	20,326
	Korea Zinc Co., Ltd.	153	19,543
	Korean Air Co., Ltd.	402	20,506
*	KT Freetel, Ltd.	1,420	39,994
	Kumho Industrial Co., Ltd.	180	5,668
	LG Dacom Corp.	500	10,200
	Lotte Chilsung Beverage Co., Ltd.	9	9,085
	Lotte Confectionary Co., Ltd.	17	19,135
*	Lotte Shopping Co., Ltd.	117	39,413
	LS Cable, Ltd.	225	21,335
	POSCO ADR	600	81,990
	Pusan Bank	2,660	38,630
	Samsung Fine Chemicals Co., Ltd.	370	18,146
*	Samsung SDI Co., Ltd.	505	39,093
	Samsung Securities Co., Ltd.	267	19,174
	Samsung Techwin Co., Ltd.	344	20,357
	Shinsegae Co., Ltd.	33	19,167
	SK Co., Ltd.	138	21,711
	SK Energy Co., Ltd.	180	22,396
	S-Oil Corp.	240	17,234
	Yuhan Corp.	93	18,148

TOTAL — SOUTH KOREA			1,292,975

SPAIN — (0.4%)
COMMON STOCKS — (0.4%)
	Acciona SA	72	20,460
	Acerinox SA	730	19,321
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	100	2,231
	Banco Pastor SA	1,331	19,524
	Banco Popular Espanol SA	1,147	18,508
	Banco Santander SA Sponsored ADR	600	12,540
	Bankinter SA	2,461	35,756
	Iberia Lineas Aereas de Espana SA	10,239	33,573

7

Repsol YPF SA Sponsored ADR	1,100	45,584
Vocento SA	1,129	18,258

TOTAL — SPAIN		225,755

SWEDEN — (0.4%)
COMMON STOCKS — (0.4%)
Assa Abloy AB Series B	2,400	41,649
Electrolux AB Series B	2,600	37,569
Meda AB Series A	1,400	19,951
Nordea Bank AB	2,400	39,043
Svenska Handelsbanken AB Series A	2,600	72,459
Swedish Match AB (Frueher Svenska Taendsticks AB)	1,000	21,317
Volvo AB Series B	1,300	20,617

TOTAL — SWEDEN		252,605

SWITZERLAND — (0.8%)
COMMON STOCKS — (0.8%)
Ciba Specialty Chemicals AG	1,179	38,917
Clariant AG	4,307	48,097
Compagnie Financiere Richemont AG Series A	687	42,820
Credit Suisse Group AG Sponsored ADR	600	30,534
Givaudan SA	21	20,368
Novartis AG ADR	800	41,880
Roche Holding AG Genusschein	680	117,300
Sika AG	12	20,602
Swiss Re	928	72,128
Zurich Financial SVCS AG	256	75,132

TOTAL — SWITZERLAND		507,778

TAIWAN — (1.3%)
COMMON STOCKS — (1.3%)
Acer, Inc.	10,000	20,769
Asia Cement Corp.	11,000	20,459
AU Optronics Corp. Sponsored ADR	100	1,904
Catcher Co., Ltd.	6,000	20,748
Chang Hwa Commercial Bank	27,000	21,954
Chi Mei Optoelectronic Corp.	15,000	20,474
China Development Financial Holding Corp.	43,000	18,328
* Chinatrust Financial Holdings Co., Ltd.	21,000	21,435
* Chungwa Picture Tubes Co., Ltd.	121,000	40,614
Compal Electronics, Inc.	20,000	22,245
D-Link Corp.	8,000	13,286
* E.Sun Financial Holding Co., Ltd.	34,000	19,192
Evergreen Marine Corp., Ltd.	22,000	19,373
First Financial Holding Co., Ltd.	18,000	21,361
Formosa Chemicals & Fiber Co., Ltd.	9,000	21,464
Formosa Taffeta Co., Ltd.	18,000	19,904
Fubon Financial Holding Co., Ltd.	18,000	21,453
Lite-On Technology Corp.	18,000	21,333
Macronix International Co., Ltd.	38,000	18,157

8

	Media Tek, Inc.	2,000	25,013
	Mega Financial Holding Co., Ltd.	25,000	19,586
	Nan Ya Plastic Corp.	9,000	20,874
	Nanya Technology Co., Ltd.	32,000	18,542
	Pou Chen Corp.	20,000	19,523
*	Qisda Corp.	22,000	19,738
	Shin Kong Financial Holding Co., Ltd.	27,000	23,429
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	200	1,698
	SinoPac Holdings Co., Ltd.	44,000	19,988
*	Taishin Financial Holdings Co., Ltd.	42,000	19,633
*	Taiwan Business Bank	45,000	20,952
	Taiwan Cooperative Bank	21,000	22,911
	Taiwan Fertilizer Co., Ltd.	4,000	19,354
*	Tatung Co., Ltd.	36,000	20,142
	Teco Electric & Machinery Co., Ltd.	32,000	19,016
	Uni-President Enterprises Corp.	15,000	21,234
	United Microelectronics Corp.	36,000	22,417
	Walsin Lihwa Corp.	24,000	10,818
	Wan Hai Lines Co., Ltd.	23,000	20,520
*	Wintek Corp.	23,000	18,851
	Yang Ming Marine Transport Corp.	26,000	19,900
*	Yuanta Financial Holding Co., Ltd.	24,000	22,363
	Yulon Motor Co., Ltd.	15,000	17,996

TOTAL — TAIWAN			828,951

UNITED KINGDOM — (2.3%)
COMMON STOCKS — (2.3%)
	BAE Systems P.L.C.	3,402	30,575
	Barclays P.L.C. Sponsored ADR	2,000	59,860
	Barratt Developments P.L.C.	10,847	39,302
	BP P.L.C. Sponsored ADR	800	58,008
	British Airways P.L.C.	9,854	45,449
	DSG International P.L.C.	62,674	72,313
	Electrocomponents P.L.C.	5,528	18,888
	Enterprise Inns P.L.C.	4,828	44,691
	GKN P.L.C.	7,125	41,132
	HBOS P.L.C.	3,487	27,653
	HSBC Holdings P.L.C. Sponsored ADR	1,100	92,631
*	Imperial Energy Corp. P.L.C.	1,082	21,041
	Legal and General Group P.L.C.	16,031	38,074
	Man Group P.L.C.	7,101	87,430
	Persimmon P.L.C.	1,352	12,909
	Premier Foods P.L.C.	7,807	19,248
	Punch Taverns P.L.C.	6,948	76,419
	Quintain Estates & Development P.L.C.	2,287	16,199
	Royal Bank of Scotland Group P.L.C.	5,248	23,786
	Royal Dutch Shell P.L.C. ADR	2,100	175,833
	Signet Group P.L.C. Sponsored ADR	3,100	38,533
	Standard Chartered P.L.C.	629	23,392
	Standard Life P.L.C.	15,951	79,396
	Tate & Lyle P.L.C.	1,932	17,753

9

Taylor Wimpey P.L.C.	24,654	41,593
Venture Production P.L.C.	1,278	22,201
Vodafone Group P.L.C. Sponsored ADR	3,000	96,270
Whitbread P.L.C.	1,729	43,943
William Morrison Supermarkets P.L.C.	3,552	20,610
Yell Group P.L.C.	23,796	59,526
TOTAL COMMON STOCKS		1,444,658

RIGHTS/WARRANTS — (0.0%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	3,207	1,779

TOTAL — UNITED KINGDOM		1,446,437

		Value †
AFFILIATED INVESTMENT COMPANIES — (80.9%)
Investment in DFA International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,033	41,155,790
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	441	8,983,314
TOTAL AFFILIATED INVESTMENT COMPANIES		50,139,104

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,915,000 FNMA 6.50%, 09/01/37, valued at $1,584,423) to be repurchased at $1,557,252	$1,557	1,557,000

TOTAL INVESTMENTS - (100.0%) (Cost $60,545,727)		$62,005,308

See accompanying Notes to Financial Statements.

10

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (23.7%)
COMMON STOCKS — (23.7%)
#	Abacus Property Group	1,713,342	$2,163,555
#	Ale Property Group	221,875	636,806
	Aspen Group	687,957	947,208
#	Aust Education Trust	309,451	244,178
#	Babcock & Brown Japan Property Trust	1,499,660	1,636,473
#	Bunnings Warehouse Property Trust	698,236	1,285,988
#	Centro Properties Group	991,457	315,090
#	Centro Retail Group	1,279,261	455,464
#	CFS Retail Property Trust	4,349,305	8,656,290
*	Challenger Diversified Property Group	484,088	370,123
*	Challenger Wine Trust	4,925	3,248
	Commonwealth Property Office Fund	4,075,870	5,070,930
	DB RREEF Trust	8,994,301	13,605,542
*	Galileo Japan Trust	991,631	512,256
	Goodman Group	3,971,483	15,217,713
	GPT Group	6,496,214	17,907,213
#	ING Industrial Fund	2,880,741	5,499,485
	ING Office Fund	3,333,798	4,227,262
	ING Real Estate Community Living Group	811,840	504,710
#	ING Real Estate Entertainment Fund	351,281	252,036
#	Macquarie Country Wide Trust	3,016,414	3,406,240
	Macquarie DDR Trust	1,575,489	844,116
	Macquarie Leisure Trust Group	565,706	1,190,425
	Macquarie Office Trust	5,673,085	5,212,274
	Mariner American Property Income Trust	257,065	104,505
#	MFS Diversified Group	781,289	298,766
	Mirvac Industrial Trust	601,158	250,057
	Mirvac REIT	1,407,508	1,238,333
#	Reckson New York Property Trust	235,060	82,299
#	Record Realty	596,040	59,858
#	Rubicon America Trust	574,787	96,261
#	Rubicon Europe Trust Group REIT	505,643	79,957
	Stockland Trust Group	4,389,153	26,504,261
#	Tishman Speyer Office Fund	993,186	1,492,111
	Trafalgar Corporate Group, Ltd.	40,000	46,259
#	Trinity Group	305,402	341,659
#	Valad Property Group	2,615,331	2,517,603
*	Westfield Group	34,047	499,849
	Westfield Group Stapled	1,596,599	26,066,252

TOTAL — AUSTRALIA			149,842,655

1

BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
	Befimmo S.C.A.	32,146	3,710,208
#	Cofinimmo SA	22,117	4,132,601
	Intervest Offices	13,782	580,933
	Leasinvest Real Estate	3,262	341,712
	Retail Estates	4,332	281,783
	Warehouses De Pauw SCA	20,333	1,386,960
	Wereldhave Belgium	4,278	364,854

TOTAL — BELGIUM			10,799,051

CANADA — (5.1%)
COMMON STOCKS — (5.1%)
#	Allied Properties REIT	35,400	774,553
	Artis REIT	66,738	1,124,390
#	Boardwalk REIT	67,716	2,872,614
	Calloway REIT	109,064	2,313,878
#	Canadian Apartment Properties REIT	85,400	1,475,763
#	Canadian REIT	77,200	2,377,536
#	Chartwell Seniors Housing REIT	196,301	1,985,533
#	Cominar REIT	59,400	1,245,870
#	Dundee REIT	45,500	1,538,189
	Extendicare REIT	69,200	678,349
#	H&R REIT	188,900	3,745,300
	Huntingdon REIT	120,600	253,678
	Innvest REIT	156,100	1,563,200
	Interrent REIT	13,900	37,072
	Lanesborough REIT	29,000	143,015
	Morguard REIT	68,700	912,681
	Northern Property REIT	41,400	991,667
#	Primaris Retail REIT	79,500	1,400,211
#	Riocan REIT	304,033	6,535,975
	Royal Host REIT	48,548	322,969
	Whiterock REIT	14,113	151,982

TOTAL — CANADA			32,444,425

CHINA — (0.1%)
COMMON STOCKS — (0.1%)
#	GZI REIT	1,055,000	392,141

FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
*	Acanthe Developement SA	95,433	374,172
	Affine SA	8,176	456,563
*	ANF SA	300	18,526
#	Cegereal	13,677	716,323
#	Fonciere des Regions	46,612	6,345,947

2

*	ICADE	15,847	2,293,967
	Klepierre SA	196,986	11,656,386
#	Mercialys	97,412	4,909,132
	Societe de la Tour Eiffel	10,237	1,291,085
#	Societe Immobiliere de Location pour l’Industrie et le Commerce	39,225	5,428,872
#	Unibail-Rodamco (7076242)	85,822	22,322,381
	Unibail-Rodamco (B1YY4B3)	5,044	1,310,446

TOTAL — FRANCE			57,123,800

GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
*	Alstria Office REIT AG	28,546	511,155

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
	Eurobank Properties Real Estate Investment Co.	27,549	351,733

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Champion REIT	4,017,000	1,852,997
#	Prosperity REIT	1,885,000	386,633
	The Link REIT	5,908,165	14,818,246

TOTAL — HONG KONG			17,057,876

JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
#	Advance Residence Investment	150	512,318
	BLife Investment Corp.	90	278,139
#	Creed Office Investment Corp.	336	843,232
	CRESCENDO Investment Corp.	160	444,538
#	DA Office Investment Corp.	518	2,057,957
#	Easset Investment Corp.	238	710,050
#	FC Residential Investment	50	202,816
#	Frontier Real Estate Investment Corp.	249	1,919,901
	Fukuoka REIT Corp.	215	1,291,347
#	Global One Real Estate Investment Co.	246	2,798,724
#	Hankyu REIT, Inc.	187	1,062,460
	Japan Excellent, Inc.	392	2,216,879
#	Japan Hotel and Resort, Inc.	208	684,229
	Japan Logistics Fund, Inc.	325	2,096,610
	Japan Prime Realty Investment Corp.	1,550	5,129,751
	Japan Real Estate Investment Corp.	960	11,834,188
	Japan Retail Fund Investment	943	6,131,919
	Japan Single-residence REIT	85	196,783
	Joint REIT Investment Corp.	280	756,868

3

#	Kenedix Realty Investment Corp.	467	2,898,110
	LCP Investment Corp.	181	384,195
	MID REIT, Inc.	454	1,671,548
*	Mori Hills REIT Investment Corp.	294	1,605,331
	MORI TRUST Sogo REIT, Inc.	308	2,919,865
#	New City Residence Investment Corp.	392	961,296
	Nippon Accommodations Fund, Inc.	271	1,335,906
	Nippon Building Fund, Inc.	1,255	16,663,512
	Nippon Commercial Investment Corp.	684	2,545,952
	Nippon Hotel Fund Investment Corp.	69	219,131
#	Nippon Residential Investment Corp.	625	2,072,315
	Nomura Real Estate Office Fund, Inc.	648	5,158,221
#	ORIX JREIT, Inc.	660	4,255,807
#	Premier Investment Co.	331	1,658,787
#	Prospect Residential Investment Corp.	146	418,457
#	re-Plus Residential Investment, Inc.	191	430,885
#	TGR Investment, Inc.	93	171,076
#	TOKYU REIT, Inc.	412	3,422,569
#	Top REIT, Inc.	413	1,558,358
#	United Urban Investment Corp.	346	2,056,347

TOTAL — JAPAN			93,576,377

NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
	Corio NV	114,957	10,078,627
	Eurocommercial Properties NV	65,578	3,641,950
	Nieuwe Steen Investments NV	76,223	2,128,150
	Vastned Offices/Industrial NV	52,203	1,594,769
	VastNed Retail NV	44,255	4,031,349
	Wereldhave NV	58,780	6,854,590

TOTAL — NETHERLANDS			28,329,435

NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
#	AMP NZ Office Trust	1,255,457	1,190,347
	Goodman Property Trust	1,742,646	1,830,115
*	ING Medical Properties Trust	22,000	20,341
#	ING Property Trust	935,125	673,991
#	Kiwi Income Property Trust	1,897,805	1,889,592
#	Property for Industry, Ltd.	325,987	306,611

TOTAL — NEW ZEALAND			5,910,997

SINGAPORE — (4.6%)
COMMON STOCKS — (4.6%)
#	Allco Commercial REIT	1,593,000	975,995
	Ascendas REIT	2,498,000	4,527,122
	Ascott Residence Trust	1,037,000	953,378
#	Cambridge Industrial Trust	1,705,000	909,389
#	Capitacommercial Trust	2,458,000	4,068,181
#	CapitaMall Trust	3,033,000	7,373,362

4

#	Capitaretail China Trust	866,000	921,152
#	Cdl Hospitality Trusts	1,343,000	1,919,727
	Frasers Centrepoint Trust	918,000	888,452
#	Macquarie MEAG Prime REIT	1,920,000	1,692,528
	Mapletree Logistics Trust	2,155,000	1,589,177
#	Suntec REIT	2,712,000	3,331,846

TOTAL — SINGAPORE			29,150,309

SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
*	Capital Property Fund	105,670	64,575
	Emira Property Fund	716,260	829,287
	Fountainhead Property Trust	2,947,848	1,877,780
	SA Corporate Real Estate Fund	3,350,563	1,230,896
#	Sycom Property Fund	407,792	884,125

TOTAL — SOUTH AFRICA			4,886,663

TAIWAN — (0.2%)
COMMON STOCKS — (0.2%)
	Cathay No.1 REIT	1,849,000	678,820
*	Cathay No.2 REIT	530,000	195,651
*	Fubon No.2 REIT	450,000	165,779
*	Shin Kong No.1 REIT	821,000	283,589

TOTAL — TAIWAN			1,323,839

UNITED KINGDOM — (17.4%)
COMMON STOCKS — (17.4%)
	A & J Mucklow Group P.L.C.	126,000	843,809
	Big Yellow Group P.L.C.	253,687	1,661,067
	British Land Co. P.L.C.	1,353,191	21,492,664
	Brixton P.L.C.	933,583	4,833,490
	Derwent London P.L.C.	227,902	5,323,871
	Great Portland Estates P.L.C.	607,438	4,657,745
	Hammerson P.L.C.	849,007	15,402,309
	Land Securities Group P.L.C.	731,159	20,472,954
#	Liberty International P.L.C.	788,086	13,789,555
	McKay Securities P.L.C.	112,467	593,485
	Primary Health Properties P.L.C.	152,877	936,231
	Segro P.L.C	1,332,078	11,000,580
	Shaftesbury P.L.C.	487,426	4,424,376
	Town Centre Securities P.L.C.	153,030	655,602
	Warner Estate Holdings P.L.C.	418,366	2,098,695
	Workspace Group P.L.C.	585,111	2,125,660

TOTAL — UNITED KINGDOM			110,312,093

5

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,065,000 FHLMC 6.003%(r), 01/01/37, valued at $2,640,033) to be repurchased at $2,600,420	$2,600	2,600,000

SECURITIES LENDING COLLATERAL — (14.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $190,641,218 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/32 to 05/01/38 & FNMA, rates ranging from 4.679%(r) to 5.095%(r), maturities ranging from 12/01/11 to 12/01/35, valued at $90,594,258) to be repurchased at $88,835,293	88,818	88,817,899

TOTAL INVESTMENTS - (100.0%)
(Cost $718,509,423)		$633,430,448

See accompanying Notes to Financial Statements.

6

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

AUSTRALIA — (8.2%)
COMMON STOCKS — (8.2%)
#	ABB Grain, Ltd.	2,915,437	$29,507,315
	Adelaide Brighton, Ltd.	10,937,983	38,210,677
	Adtrans Group, Ltd.	106,051	415,496
	Aevum, Ltd.	318,815	621,676
#	Alesco Corp., Ltd.	1,612,692	12,093,325
*	Altium, Ltd.	279,609	153,761
*	Amadeus Energy, Ltd.	1,986,783	1,140,073
	Amalgamated Holdings, Ltd.	1,449,260	7,622,890
#	Amcom Telecommunications, Ltd.	5,033,436	914,141
	Ansell, Ltd.	410,193	4,316,616
# *	Anzon Australia, Ltd.	234,681	276,168
	AP Eagers, Ltd.	76,286	949,872
	APN News & Media, Ltd.	237,269	916,676
*	Arana Therapeutics, Ltd.	166,295	162,986
# *	ARC Energy, Ltd.	4,474,788	6,637,021
	Ariadne Australia, Ltd.	388,607	163,358
#	Atlas Group Holding, Ltd.	1,943,304	780,016
	Atlas South Sea Pearl, Ltd.	113,450	47,702
#	Ausdrill, Ltd.	2,206,640	5,482,218
	Ausmelt, Ltd.	14,578	19,221
	Austal, Ltd.	654,587	2,016,379
# *	Austar United Communications, Ltd.	1,264,310	1,634,004
#	Austereo Group, Ltd.	6,361,682	11,030,602
	Australand Property Group	780,838	1,195,153
#	Australian Agricultural Co., Ltd.	5,504,487	16,934,467
# *	Australian Pharmaceutical Industries, Ltd.	4,381,937	4,459,048
#	Australian Wealth Management, Ltd.	1,380,654	2,278,915
*	Auto Group, Ltd.	64,351	—
# *	Avexa, Ltd.	732,851	196,494
	AVJennings, Ltd.	4,414,894	2,679,206
#	AWB, Ltd.	2,953,718	8,790,175
#	Bank of Queensland, Ltd.	141,494	2,156,049
#	Beach Petroleum, Ltd.	13,983,026	22,372,957
	Becton Property Group	859,802	1,446,882
*	Bemax Resources, Ltd.	300,680	89,148
#	Bendigo Bank, Ltd. (6091280)	1,891,678	25,558,598
# *	Bendigo Mining, Ltd.	1,441,189	406,171
#	Boom Logistics, Ltd.	560,236	492,918
	Brickworks, Ltd.	265,317	2,741,496

1

	BSA, Ltd.	2,141,401	749,066
*	Calliden Group, Ltd.	4,166,068	1,673,257
# *	Capral Aluminium, Ltd.	1,860,343	530,010
*	CDS Technologies, Ltd.	15,209	13,810
# *	Cellnet Group, Ltd.	705,391	212,529
#	Centennial Coal Co., Ltd.	7,996,000	38,987,572
	Chandler Macleod, Ltd.	8,917	4,010
*	Circadian Technologies, Ltd.	144,361	133,808
# *	Citigold Corp., Ltd.	9,179,399	2,590,502
#	Clarius Group, Ltd.	704,234	1,037,160
*	Clough, Ltd.	7,408,840	4,673,149
*	CMI, Ltd.	320,792	300,296
#	Collection House, Ltd.	1,391,808	638,880
# *	Commander Communications, Ltd.	2,777,174	331,933
	Consolidated Rutile, Ltd.	1,137,703	445,717
*	Coplex Resources NL	351,512	30,238
# *	Coventry Group, Ltd.	540,601	1,003,033
	Crane Group, Ltd.	1,965,201	26,136,321
*	Croesus Mining NL	416,405	13,532
#	Devine, Ltd.	2,240,936	2,034,978
	Downer EDI, Ltd.	3,988,757	27,494,434
*	Ellex Medical Lasers, Ltd.	116,000	56,343
#	Energy Developments, Ltd.	4,079,634	10,027,920
# *	ERG, Ltd.	10,011,525	296,725
	Felix Resources, Ltd.	964,940	21,330,506
*	First Australian Resources, Ltd.	1,078,000	123,675
#	FKP Property Group	1,539,417	5,833,883
	Forest Enterprises Australia, Ltd.	7,034,660	3,498,157
#	Funtastic, Ltd.	2,704,933	1,706,617
	Futuris Corp., Ltd.	19,369,028	33,134,152
*	Gale Pacific, Ltd.	245,196	51,594
	Gazal Corp., Ltd.	94,845	179,089
*	Geodynamics, Ltd.	233,867	396,992
*	Globe International, Ltd.	401,909	295,163
	Gowing Bros., Ltd.	168,139	562,098
#	Graincorp, Ltd. Series A	536,067	5,987,395
#	GRD, Ltd.	1,260,702	1,422,663
#	Great Southern, Ltd.	7,480,216	10,415,680
#	Gunns, Ltd.	10,967,619	31,702,976
#	GWA International, Ltd.	3,490,876	9,417,295
*	Haoma Mining NL	440,554	44,307
# *	Herald Resources, Ltd.	57,289	149,487
	HGL, Ltd.	531,319	934,718
#	Housewares International, Ltd.	2,458,477	3,411,665
	Hudson Investment Group, Ltd.	297,500	58,292
# *	Hutchison Telecommunications (Australia), Ltd.	6,074,332	842,342
*	IBA Health Group, Ltd.	713,831	447,936
	IDT Australia, Ltd.	54,605	109,650
	iiNet, Ltd.	501,740	878,758

2

#	Iluka Resources, Ltd.	7,247,758	25,544,180
	Imdex, Ltd.	202,532	338,990
#	Incitec Pivot, Ltd.	353,794	58,919,349
*	Intercard Wireless, Ltd.	62,379	2,683
*	Intermoco, Ltd.	7,514,093	136,592
*	Intrepid Mines, Ltd.	44,478	14,464
#	IOOF Holdings, Ltd.	855,180	4,459,557
#	K&S Corp., Ltd.	99,842	282,555
*	Keycorp, Ltd.	181,913	37,340
# *	Kingsgate Consolidated, Ltd.	50,942	272,911
*	Lednium, Ltd.	438,495	33,529
	Lemarne Corp., Ltd.	94,104	331,374
*	Lifestyle Communities, Ltd.	30,575	4,025
#	MacArthur Coal, Ltd.	903,080	16,984,186
#	MacMahon Holdings, Ltd.	4,961,273	8,216,685
#	Macquarie Media Group, Ltd.	313,081	1,086,331
*	Macquarie Telecom Group, Ltd.	30,330	24,654
*	Magellan Petroleum Corp. CDI	63,477	96,164
	MaxiTRANS Industries, Ltd.	4,170,237	2,670,283
# *	McGuigan Simeon Wines, Ltd.	2,534,212	4,306,706
	McPherson’s, Ltd.	1,230,493	3,086,510
# *	Mercury Mobility, Ltd.	759,111	97,282
	MFS Diversified Group	1,068,198	408,480
*	Midwest Corp., Ltd.	277,270	1,872,565
	Minara Resources, Ltd.	1,344,051	6,094,155
# *	Mineral Deposits, Ltd.	2,726,272	2,383,557
*	Mosaic Oil NL	2,551,848	402,358
	MYOB, Ltd.	4,539,375	6,075,517
	Namoi Cotton Cooperative, Ltd.	801,979	298,969
	Nassau County, New York Water	513,341	149,703
	National Can Industries, Ltd.	18,850	29,987
	New Hope Corp., Ltd.	2,489,208	12,220,205
	Nufarm, Ltd.	220,300	3,551,248
*	Oceana Gold Corp.	2,309,834	3,093,023
	Onesteel, Ltd.	5,004,023	34,553,774
	Over Fifty Group, Ltd.	32,916	47,235
	Pacific Brands, Ltd.	14,821,542	30,081,433
	Paperlinx, Ltd.	11,419,223	24,695,564
*	Payce Consolidated, Ltd.	179,001	444,833
*	People Telecom, Ltd.	475,094	21,335
	Perilya, Ltd.	438,990	329,601
# *	Petsec Energy, Ltd.	429,137	427,369
*	Plantcorp NL	14,403	—
	PMP, Ltd.	6,367,730	6,091,713
	PPK Group, Ltd.	748,115	567,664
	Prime Media Group, Ltd.	1,169,138	3,358,113
	Programmed Maintenance Service, Ltd.	640,355	2,963,284
#	RCR Tomlinson, Ltd.	690,121	537,483
*	Repcol, Ltd.	1,557,200	148,838

3

# *	Resolute Mining, Ltd.	3,233,390	7,889,242
#	Ridley Corp., Ltd.	8,230,155	11,166,912
# *	Roc Oil Co., Ltd.	5,306,977	12,200,803
*	Samson Oil & Gas, Ltd.	169,452	26,789
#	Seven Network, Ltd.	759,654	6,540,621
*	Southern Pacific Petroleum Nl	16,976	—
#	Spotless Group, Ltd.	1,556,521	4,528,252
	Staging Connections Group, Ltd.	392,136	112,376
#	Straits Resources, Ltd.	577,289	4,307,647
#	Sunland Group, Ltd.	5,108,129	12,911,755
*	Tap Oil, Ltd.	3,900,788	7,185,878
#	Tassal Group, Ltd.	79,842	237,774
#	Ten Network Holdings, Ltd.	529,291	1,064,045
#	Thakral Holdings Group	11,239,370	9,505,386
#	Timbercorp, Ltd.	3,351,799	3,204,799
#	Tower Australia Group, Ltd.	5,409,145	15,123,246
	Troy Resources NL	29,138	65,485
	Trust Co., Ltd.	30,978	322,731
#	UXC, Ltd.	2,606,039	3,202,654
#	Village Roadshow, Ltd.	1,765,904	4,436,143
	Vision Group Holdings, Ltd.	6,964	13,245
#	Washington H. Soul Pattinson & Co., Ltd.	52,166	501,738
#	Wattyl, Ltd.	2,692,282	3,588,176
	Webster, Ltd.	448,331	602,552
#	WHK Group, Ltd.	209,114	250,017
#	Wide Bay Australia, Ltd.	19,574	197,784
TOTAL COMMON STOCKS			846,240,589

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	1,226,086	2,695,681

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	3,522,859	154,889
*	Magnesium International, Ltd. Rights 05/31/12	25,011	669
*	Mosaic Oil NL Options 05/31/09	115,993	5,543
TOTAL RIGHTS/WARRANTS			161,101

TOTAL — AUSTRALIA			849,097,371

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
	Agrana Beteiligungs AG	87,586	9,656,346
*	Allgemeine Sparkasse Baugesellschaft AG	120	31,850
*	A-TEC Industries AG	778	80,493
# *	Austrian Airlines AG	1,239,310	8,701,053
*	BWIN Interactive Entertainment AG	40,341	1,455,892
# *	CA Immobilien Anlagen AG	474,886	11,340,554
	Eybl International AG	16,503	97,445

4

	Flughafen Wien AG	128,830	14,819,205
	Frauenthal Holding AG	13,080	369,073
*	General Partners Inmobilienbesitz AG	5,900	14,135
	Lenzing AG	4,089	2,406,073
	Linz Textil Holding AG	212	59,862
	Mayr-Melnhof Karton AG	114,322	11,898,729
	Oberbank AG	12,202	2,737,536
#	Uniqa Versicherungen AG	119,734	3,648,047
	Wolford AG	27,436	959,724

TOTAL — AUSTRIA			68,276,017

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren	136,405	14,940,261
	Banque Nationale de Belgique	3,969	18,428,049
#	Barco NV	71,671	4,880,971
#	Bekaert SA	145,009	23,301,465
	Compagnie d’Entreprises CFE	37,394	4,099,319
#	Compagnie Immobiliere de Belgique SA	44,438	2,769,790
	D’Ieteren NV SA	41,911	12,840,451
#	Euronav SA	182,939	7,695,201
	Floridienne SA	1,900	346,155
*	Integrated Production & Test Engineering NV	28,600	443,345
#	Jensen-Group NV	55,338	754,158
*	Papeteries Catala SA	450	57,813
*	Quick Restaurants SA Strip VVPR	27,380	—
#	Recticel SA	378,953	5,557,435
	Rosier SA	200	114,283
	Sapec SA	8,276	1,538,084
	Sioen Industries NV	84,962	1,205,226
	Sipef NV	157	128,325
*	Spector Photo Group SA	82,289	156,200
*	Systemat-Datarelay SA	84,632	671,717
	Tessenderlo Chemie NV	466,977	25,517,059
#	VPK Packaging Group SA	725	35,592
*	Zenitel VVPR	31,091	63,847
TOTAL COMMON STOCKS			125,544,746

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	145

TOTAL — BELGIUM			125,544,891

CANADA — (7.2%)
COMMON STOCKS — (7.2%)
*	20-20 Technologies, Inc.	7,700	44,948
# *	Abitibibowater, Inc.	227,280	2,687,742
# *	Adaltis, Inc.	57,500	19,676

5

# *	AEterna Zentaris, Inc.	96,100	139,275
# *	Ainsworth Lumber Co., Ltd.	15,900	46,407
	Airboss of America Corp.	3,000	8,001
*	AirIQ, Inc.	128,500	6,466
	Akita Drilling, Ltd.	7,500	124,924
*	Alberta Clipper Energy, Inc.	298,500	916,289
	Amerigo Resources, Ltd.	28,000	58,333
*	Anderson Energy, Ltd.	521,800	2,363,225
	Andrew Peller, Ltd.	19,200	186,087
# *	Angiotech Pharmaceuticals, Inc.	1,278,700	3,603,422
*	Apollo Gold Corp.	37,500	23,022
*	ATS Automation Tooling System, Inc.	1,178,401	7,305,707
# *	Ballard Power Systems, Inc.	1,642,200	7,024,306
# *	Bankers Petroleum, Ltd.	140,500	285,638
*	Bennett Environmental, Inc.	286,500	96,596
	Biovail Corp.	251,800	2,929,557
# *	Birchcliff Energy, Ltd.	679,200	8,387,464
*	Boralex, Inc. Class A	177,000	2,966,033
	Brampton Brick, Ltd. Series A	9,900	102,178
*	Breaker Energy, Ltd.	323,800	3,532,601
	Buhler Industries, Inc.	67	402
# *	Cadence Energy, Inc.	605,288	2,948,464
	Caldwell Partners International, Inc.	6,900	8,160
	Canaccord Capital, Inc.	74,400	763,768
# *	Canadian Hydro Developers, Inc.	413,800	2,494,628
*	Canadian Zinc Corp.	116,500	58,625
	Canam Group, Inc. Class A	804,700	8,908,716
*	Candax Energy	845,300	612,536
*	Canfor Corp.	1,999,658	16,663,817
*	CanWest Global Communications Corp.	1,103,100	4,107,760
	Cascades, Inc.	1,704,300	11,783,958
# *	Catalyst Paper Corp.	4,493,210	4,296,044
	CCL Industries, Inc. Class B	159,600	5,493,478
*	Celestica, Inc.	3,826,647	33,814,373
*	Celtic Exploration, Ltd.	35,800	646,389
	CHC Helicopter Corp. Class A	42,500	1,375,176
#	Clarke, Inc.	382,411	2,455,497
*	Claude Resources, Inc.	776,400	711,075
# *	Coalcorp Mining, Inc.	638,400	1,028,019
	Cogeco Cable, Inc.	316,900	12,920,309
*	Compton Petroleum Corp.	945,200	10,797,122
*	Connacher Oil & Gas, Ltd.	489,400	2,285,443
*	CoolBrands International, Inc.	314,700	218,542
#	Corus Entertainment, Inc. Class B	138,800	2,724,034
# *	Cott Corp.	95,700	279,318
*	Crew Energy, Inc.	401,800	6,530,868
*	Dalsa Corp.	182,900	2,560,526
*	Danier Leather, Inc.	1,500	9,511
*	Delphi Energy Corp.	651,800	1,771,196

6

	Dorel Industries, Inc. Class B	842,000	26,109,118
*	Dundee Corp. Class A	714,600	9,061,956
*	Dundee Precious Metals, Inc.	237,939	1,602,065
*	Dynetek Industries, Ltd.	32,300	26,331
*	Ember Resources, Inc.	23,600	47,504
	Empire Co., Ltd. Class A	24,800	985,910
*	Endev Energy, Inc.	221,400	285,217
*	Enerchem International, Inc.	6,300	12,681
	Enghouse Systems, Ltd.	10,400	68,035
*	Envoy Communications Group, Inc.	15,600	45,139
	Equitable Group, Inc.	8,800	194,050
# *	Euro Goldfields, Ltd.	32,500	163,547
	Exco Technologies, Ltd.	52,600	164,110
*	Exfo Electro-Optical Engineering, Inc.	15,600	86,824
*	Fairborne Energy, Ltd.	124,000	1,261,715
# *	First Calgary Petroleums, Ltd. Class A	888,100	2,306,057
*	Flint Energy Services, Ltd.	491,300	11,723,755
*	Forbes Medi-Tech, Inc.	19,950	19,777
*	Formation Capital Corp.	516,900	348,554
	Forzani Group, Ltd. Class A	365,200	6,395,411
*	Fraser Papers, Inc.	79,700	182,084
*	Gentry Resources, Ltd.	187,411	648,846
*	Glacier Ventures International Corp.	15,600	62,645
# *	Glencairn Gold Corp.	48,313	99,680
# *	Golden Star Resources, Ltd.	5,382,039	16,141,784
# *	Grande Cache Coal Corp.	1,375,500	12,722,267
*	Great Basin Gold, Ltd.	306,000	1,047,101
*	Grey Wolf Exploration, Inc.	126,100	317,281
	Hart Stores, Inc.	11,500	27,662
*	Hemisphere GPS, Inc.	929,000	4,338,325
*	Heroux-Devtek, Inc.	356,200	2,760,407
*	Highpine Oil & Gas, Ltd.	1,214,116	15,958,489
*	Hillsborough Resources, Ltd.	451,100	744,569
# *	Hydrogenics Corp.	97,500	85,371
	IAMGOLD Corp.	5,508,673	32,655,076
*	International Forest Products, Ltd. Series A	659,800	3,917,895
	International Royalty Corp.	604,800	3,640,000
*	Intertape Polymer Group, Inc.	663,700	1,843,611
*	Intrinsyc Software International, Inc.	15,000	9,511
*	Iteration Energy, Ltd.	856,642	6,552,415
# *	Ivanhoe Energy, Inc.	434,000	1,205,556
*	Ivernia, Inc.	5,100	5,954
	Kingsway Financial Services, Inc.	765,200	7,393,237
#	Laurentian Bank of Canada	699,800	29,940,115
	Linamar Corp.	886,616	15,089,248
# *	Linear Gold Corp.	92,400	202,729
*	Magellan Aerospace Corp.	180,340	968,311
*	Mahalo Energy, Ltd.	317,736	863,413
	Maple Leaf Foods, Inc.	207,500	2,455,918

7

*	March Networks Corp.	145,972	736,030
*	Martinrea International, Inc.	1,225,400	10,729,650
*	MDC Partners, Inc. Class A	3,100	23,837
*	MDS, Inc.	1,985,527	37,308,564
# *	Mega Uranium, Ltd.	343,500	850,453
	Methanex Corp.	58,000	1,639,130
#	Mi Developments, Inc.	41,000	1,018,810
*	Mitec Telecom, Inc.	260,800	34,122
	Morguard Corp.	6,800	242,955
	Mosaid Technologies, Inc.	15,400	234,038
*	MTI Global, Inc.	75,100	43,083
	Northbridge Financial Corp.	317,800	10,734,066
*	Northgate Minerals Corp.	666,000	2,010,870
*	Open Range Energy Corp.	25,000	127,063
# *	Open Text Corp.	237,400	8,481,985
*	Paladin Labs, Inc.	26,400	294,928
*	Paramount Resources, Ltd. Class A	514,269	8,824,765
*	Patheon, Inc.	928,798	3,841,948
*	Pearl Exploration & Production, Ltd.	361,620	917,152
	Penn West Energy Trust	4,561	149,922
*	Point North Energy, Ltd.	17,300	783
*	ProEx Energy, Ltd.	128,100	2,575,924
*	Profound Energy, Inc.	100,400	441,574
	Pulse Data, Inc.	1,009,100	2,914,772
*	Pure Energy Services, Ltd.	16,500	128,699
*	QLT, Inc.	1,153,900	4,564,037
# *	Quebecor World, Inc.	1,117,200	275,477
	Quebecor, Inc. Class B	219,700	6,945,226
	Quest Capital Corp.	1,655,209	3,331,741
*	Redcorp Ventures, Ltd.	281,200	60,847
*	Richmont Mines, Inc.	255,800	762,045
*	Rock Energy, Inc.	11,600	48,450
*	RONA, Inc.	807,217	10,017,095
*	Royal Laser Corp.	200,500	123,093
#	Russel Metals, Inc.	123,400	3,774,281
	Samuel Manu-Tech, Inc.	55,000	448,370
*	Saskatchewan Wheat Pool, Inc.	3,065,100	41,953,865
	Savanna Energy Services Corp.	1,294,587	27,895,640
*	Saxon Energy Services, Inc.	1,121,700	7,925,054
*	Scorpio Mining Corp.	43,000	54,096
	Sherritt International Corp.	677,300	10,368,089
*	Shore Gold, Inc.	2,153,470	7,542,347
*	Sino-Forest Corp.	2,967,406	62,119,610
# *	Stornoway Diamond Corp.	446,600	166,306
*	Stratagold, Corp.	71,500	11,514
*	Synenco Energy, Inc.	624,100	5,634,236
# *	Tahera Diamond Corp.	235,400	8,292
*	Technicoil Corp.	16,400	21,457
# *	Tembec, Inc.	122,236	449,035

8

*	Tiomin Resources, Inc.	826,500	54,069
# *	TLC Vision Corp.	996,000	1,503,623
#	Torstar Corp. Class B	67,700	898,033
	Transcontinental, Inc. Class A	751,900	13,659,214
*	TriStar Oil and Gas, Ltd.	71,000	1,306,954
*	Tundra Semiconductor Corp.	120,000	555,556
*	Turnkey E&P, Inc.	6,400	20,483
*	TUSK Energy Corp.	1,147,659	2,806,775
*	Vector Aerospace Corp.	7,900	43,730
*	Vero Energy, Inc.	145,100	1,350,820
*	Vitran Corp., Inc.	4,000	58,374
	Wescast Industries, Inc.	2,400	18,961
*	West Energy, Ltd.	267,700	1,004,953
	West Fraser Timber Co., Ltd.	382,268	13,604,062
*	Western Canadian Coal Corp.	617,700	4,905,045
	Western Financial Group, Inc.	30,800	128,643
# *	Westjet Airlines, Ltd.	162,300	2,597,192
*	Wi-LAN, Inc.	1,032,800	2,026,932
	Winpak, Ltd.	22,642	129,435
*	Xantrex Technology, Inc.	81,100	880,705
	Xceed Mortgage Corp.	128,300	160,117
*	Yukon-Nevada Gold Corp.	506,600	708,710
# *	Zarlink Semiconductor, Inc.	277,000	236,967
TOTAL COMMON STOCKS			741,377,586

RIGHTS/WARRANTS — (0.0%)
*	Catalyst Paper Corp. Subscription Receipt Rights 04/07/08	3,373,314	3,259,241
*	Dundee Precious Metals, Inc. Warrants 06/29/12	5,700	8,748
# *	Tembec, Inc. Warrants 03/03/12	271,638	191,371
TOTAL RIGHTS/WARRANTS			3,459,360

TOTAL — CANADA			744,836,946

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	Aktieselskabet Ringkjoebing Bank A.S.	4,310	422,250
	Aktieselskabet Skjern Bank A.S.	2,002	171,857
*	Alm. Brand A.S.	202,255	12,147,175
	Amagerbanken A.S.	21,464	964,790
*	Andersen & Martini Series B	3,500	49,275
	Arkil Holdings A.S. Series B	920	216,481
	Auriga Industries A.S. Series B	102,173	3,896,247
*	Brodrene Hartmann A.S. Series B	43,510	1,360,417
*	Brondbyernes I.F. Fodbold A.S. Series B	57,563	773,095
*	Capinordic A.S.	114,242	278,708
#	Dalhoff, Larson & Horneman A.S. Series B	60,330	867,229
	DFDS A.S.	66,590	10,705,935
	DiBa Bank A.S.	7,005	336,158
	Djursland Bank A.S.	3,175	496,612

9

	East Asiatic Co., Ltd. A.S.	259,502	19,329,011
	ebh bank A.S.	8,386	960,353
#	Fionia Bank A.S.	84,910	2,001,051
#	Forstaedernes Bank A.S.	27,724	684,447
*	GPV Industi A.S.	6,000	219,195
#	H&H International A.S. Series B	5,790	1,654,913
	Harboes Bryggeri A.S.	7,700	248,827
# *	Hedegaard (Peder P.) A.S.	4,451	705,531
	Hojgaard Holding A.S. Series B	15,113	573,465
	Lan & Spar Bank A.S.	5,706	492,732
	Lokalbanken I Nordsjaelland A.S.	3,450	182,757
	Max Bank	3,110	161,944
	Migatronic A.S. Series B	1,594	120,897
	Mons Bank A.S.	2,120	81,498
	Morso Bank	240	81,324
	Nordjyske Bank A.S.	13,580	410,478
	Norresundby Bank A.S.	4,530	330,980
	NTR Holdings A.S.	3,950	49,460
	Per Aarsleff A.S. Series B	27,740	4,484,445
*	Pharmexa A.S.	42,400	19,613
# *	RTX Telecom A.S.	11,600	74,667
	Salling Bank A.S.	600	101,187
#	Sanistal A.S. Series B	10,690	1,104,115
	Schouw & Co.	254,138	10,752,794
*	SE 2000 A.S. Series B	3,400	1,369
	Skaelskor Bank	3,600	131,072
#	SKAKO Industries A.S.	22,400	606,614
	Sparbank	13,720	735,715
	Sparekassen Faaborg A.S.	3,017	1,101,321
	Sydbank A.S.	8,468	364,322
*	TK Development A.S.	77,240	1,174,264
	Totalbanken	3,000	175,354
	Vestfyns Bank A.S.	500	88,650
	Vestjysk Bank A.S.	72,631	3,014,481

TOTAL — DENMARK			84,905,075

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Ahlstrom Oyj	681	16,341
	Alandsbanken AB Series A	5,700	274,894
	Amanda Capital Oyj	190,425	1,081,548
#	Amer Sports Oyj Series A	241,800	4,312,037
#	Componenta Oyj	93,200	1,405,382
	Cramo Oyj	35,601	705,226
	Efore Oyj	128,440	193,696
# *	Elcoteq SE	251,119	2,588,008
#	Elektrobit Corp.	11,512	23,108
	Elisa Oyj	47	1,048

10

#	Finnair Oyj	751,184	6,717,726
#	Finnlines Oyj	521,701	11,276,209
	Fiskars Oyj Abp Series A	171,560	3,329,700
*	GeoSentric Oyj	19,000	2,069
#	HKScan Oyj Series A	247,537	3,693,607
	Honkarakenne Oyj Series B	15,900	116,104
#	Huhtamaki Oyj	1,633,892	17,472,461
	Ilkka-Yhtyma Oyj	16,447	281,762
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	276,258
#	Kemira Oyj	1,299,236	18,473,853
	Laennen Tehtaat Oyj	56,950	1,353,181
#	Lemminkainen Oyj	72,800	3,861,116
#	M-Real Oyj Series B	3,943,235	11,176,112
*	Neomarkka Oyj	10,568	172,502
#	Okmetic Oyj	317,779	1,385,312
	OKO Bank P.L.C. Class A	1,697,460	34,962,484
	Olvi Oyj Series A	79,300	3,187,860
	Raisio P.L.C.	1,392,293	3,804,264
	Rautaruukki Oyj Series K	1,108,900	59,037,205
	Raute Oyj Series A	26,100	562,780
	Scanfil Oyj	11,900	41,106
	Sponda Oyj	694,535	7,222,620
#	SSH Communications Oyj	308,500	634,184
# *	Stonesoft Oyj	282,398	189,001
	SYSOPENDIGIA P.L.C.	71,020	347,005
	Tamfelt Oyj	2,100	33,065
	Tecnomen Oyj	1,113,288	1,871,926
	Tiimari P.L.C.	41,750	271,559
#	Trainers’ House P.L.C.	107,000	198,030
#	Tulikivi Oyj	24,862	57,761
	Turkistuottajat Oyj	14,600	199,206
#	Viking Line AB	18,100	1,084,588

TOTAL — FINLAND			203,893,904

FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# *	Actielec Technologies	28,700	101,327
# *	Altran Technologies SA	583,719	5,320,539
#	Arkema	886,609	56,633,839
*	Atos Origin SA	770,786	45,512,620
	Aubay	82,083	765,520
*	Axorys SA	18,454	20,671
# *	Bigben Interactive	13,755	159,119
#	Boiron SA	40,197	1,185,725
#	Bonduelle SCA	69,501	8,048,091
#	Bongrain SA	158,857	14,838,897
	Burelle SA	11,385	2,214,191
#	Carbone Lorraine SA	98,489	6,059,498

11

	CBo Territoria	5,724	29,400
	Cegid Group	4,108	133,899
# *	Club Mediterranee SA	288,499	16,732,599
*	Compagnie International Andre Trigano SA	2,100	204,412
	Damartex SA	805	22,604
	Delachaux SA	21,060	2,044,851
*	Desquenne et Giral SA	4,761	43,923
*	Dynaction SA	14,803	216,573
	Esso Ste Anonyme Francaise	20,268	5,117,353
#	Establissements Maurel et Prom	1,094,817	27,383,478
	Etam Developpement SA	38,667	1,504,271
	Euler Hermes SA	14,358	1,354,568
# *	Euro Disney SCA (4320878)	36	6
# *	Euro Disney SCA (B29QD14)	114,099	1,951,362
	Explosifs et de Produits Chimiques	312	200,835
# *	Faurecia SA	158,527	7,883,430
	Finuchem SA	6,184	85,178
#	Fleury Michon SA	17,956	895,417
	Francois Freres (Tonnellerie) SA	7,663	399,195
	Fromageries Bel SA	3,875	1,101,655
	Gascogne SA	20,822	2,116,284
	Gaumont SA	22,166	2,035,917
	Geodis SA	1,794	374,278
	Gevelot SA	4,329	364,631
#	GFI Informatique SA	826,027	5,652,454
	Gifi	5,767	464,400
	Ginger (Groupe Ingenierie Europe)	10,408	226,328
*	Groupe Ares	97,923	374,728
	Groupe Flo SA	52,020	518,237
	Groupe Guillin SA	480	40,909
#	Guerbet SA	332	66,046
#	Guyenne et Gascogne SA	84,242	12,822,742
#	Havas SA	8,111,619	35,859,586
*	Henri Maire	1,252	19,673
	Idsud	2,129	81,221
*	Immobiliere et Hoteliere SA	27,700	55,591
	IMS International Metal Service SA	324,649	12,531,015
# *	Infogrames Entertainment SA	49,437	909,192
	Ingenico SA	53	1,870
	Ipsos SA	116,656	4,291,692
	Lafuma SA	14,413	818,365
	Laurent-Perrier	4,325	656,892
*	Lectra	54,981	342,021
	Lisi SA	54,099	5,722,499
	Manutan International SA	24,370	1,755,531
	MGI Coutier SA	10,254	352,817
	Montupet SA	168,782	1,944,614
#	Mr. Bricolage SA	124,760	3,238,804
	Nexans SA	593,945	81,005,506

12

	Oberthur Card Systems SA	506,115	3,818,263
	Orco Property Group	65,826	5,111,433
# *	Osiatis	5,149	32,806
	Paris Orleans et Cie SA	13,110	532,098
	Pierre & Vacances	77,783	8,839,398
	Plastic Omnium SA	187,735	6,340,980
	Plastivaloire SA	32,225	1,041,842
#	PSB Industries SA	14,760	740,057
	Radiall SA	19,786	2,290,163
	Rallye SA	413,283	31,398,677
*	Recylex SA	61,397	1,091,966
	Remy Cointreau SA	296,292	17,518,785
	Robertet SA	1,630	243,544
	Rougier SA	10,353	1,040,001
*	S.T. Dupont SA	304,980	132,725
	Sabeton SA	18,460	360,849
	SAM	600	27,377
	SAMSE SA	243	27,326
	SCOR SE (4797364)	1	3
#	SCOR SE (B1LB9P6)	878,372	22,174,287
	Securidev SA	16,908	685,506
#	Signaux Girod SA	6,528	761,297
*	Smoby SA	6,516	283,842
	Societe de Developpement Regional de la Bretagne	12,398	48,591
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	6,132,373
#	Societe Industrielle D’Aviations Latecoere SA	71,268	1,398,030
#	Sperian Protection	130,725	16,834,331
#	Spir Communication SA	935	83,454
	Sucriere de Pithiviers Le Vieil	3,356	2,713,820
*	Sylis SA	54,668	239,225
#	Teleperformance SA	478,751	20,287,262
*	Thomson	804,151	5,115,604
	Tivoly SA	1,755	59,973
*	UbiSoft Entertainment SA	359,030	34,806,120
	Valeo SA	1,231,192	49,105,781
*	Valtech	543,034	388,382
	Vilmorin et Cie SA	71,202	14,048,240
#	Vranken Pommery Monopole	54,655	4,296,460
TOTAL COMMON STOCKS			642,859,760

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	14,551
*	Groupe Ares Warrants 12/18/08	14,637	9,336
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			23,887

TOTAL — FRANCE			642,883,647

13

GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
# *	3U Holding AG	645,042	602,041
#	A.S. Creation Tapeton AG	21,970	1,401,087
*	AAP Implantate AG	61,114	197,749
#	Aareal Bank AG	849,883	25,262,318
*	Abwicklungsellschaft Roesch AG	7,300	852
	ADCapital AG	135,889	2,293,497
# *	ADVA AG Optical Networking	50,600	226,318
	Aixtron AG	334,385	4,962,185
#	Altana AG	993,671	18,825,311
*	Analytik Jena AG	89,486	1,058,011
	Andreae-Noris Zahn AG	37,245	1,990,438
*	Augusta Technologie AG	73,243	1,702,119
#	Baader Wertpapierhandelsbank AG	428,404	2,702,696
#	Bechtle AG	180,755	5,691,548
*	Beta Systems Software AG	62,550	518,867
#	Bilfinger Berger AG	765,357	70,373,930
*	Biolitec AG	30,848	335,389
#	Biotest AG	57,259	4,220,861
*	BMP AG	12,980	32,504
# *	Borussia Dortmund GmbH & Co. KGaA	336,174	857,442
*	Caatoosee AG	17,400	33,589
#	Cewe Color Holding AG	38,705	1,372,597
*	Cinemaxx AG	3,100	3,132
#	ComBOTS AG	18,445	309,825
#	Comdirect Bank AG	522,939	6,760,873
# *	Computerlinks AG	71,256	1,322,939
*	Condomi AG	19,900	—
# *	D. Logistics AG	414,875	960,134
	DAB Bank AG	61,779	533,213
*	DAS Werk AG	10,600	660
#	Data Modul AG	21,314	593,862
*	DEAG Deutsche Entertainment AG	426,940	922,749
#	Deutsche Euroshop AG	422,896	17,190,944
#	Deutz AG	212,095	2,314,452
#	Dierig Holding AG	8,750	94,712
	Dr. Hoenle AG	31,549	438,391
# *	Drillisch AG	55,500	382,033
	Duerr AG	135,055	6,657,178
#	DVB Bank AG	13,435	5,705,455
#	Eckert and Ziegler AG	62,843	945,832
*	Elmos Semiconductor AG	67,127	637,675
# *	EM. Sports Media AG	583,312	2,540,803
# *	Energiekontor AG	116,851	855,957
	Epcos AG	1,291,197	24,402,061
# *	Evotec AG	1,258,750	2,504,793
# *	FJA AG	16,618	60,925
	Gesco AG	11,877	1,015,290

14

# *	GFT Technologies AG	333,736	1,320,965
	Grammer AG	65,751	1,737,542
	Grenkeleasing AG	6,091	244,242
	Heidelberger Druckmaschinen AG	17,687	442,755
*	Hoeft & Wessel AG	64,435	546,870
*	Integralis AG	47,711	386,663
#	INTERSEROH AG	3,600	353,915
	Isra Vision Systems AG	32,824	714,003
#	IVG Immobilien AG	434,532	10,411,292
*	Jenoptik AG	787,565	6,309,709
*	Kampa AG	124,857	722,108
#	Kontron AG	374,281	6,262,436
#	Krones AG	160,803	13,407,487
#	KSB AG	6,000	4,365,662
#	Kuka AG	198,855	6,721,242
	KWS Saat AG	42,501	10,549,402
#	Lanxess AG	150,945	6,805,717
# *	Leifheit AG	56,759	1,067,332
#	Leoni AG	499,246	25,362,895
*	Loewe AG	60,672	1,301,739
*	LPKF Laser & Electronics AG	7,700	52,548
*	M & S Elektronik AG	19,600	1,067
#	Mannheimer AG Holding	27,000	189,760
*	Marbert AG	1,360	6,893
# *	Maxdata Computer AG	113,610	229,772
*	Mediclin AG	563,892	1,918,303
# *	Medigene AG	258,250	2,465,780
#	Medion AG	413,316	8,857,055
*	Mosaic Software AG	12,800	4,009
# *	Nexus AG	235,087	1,050,490
#	Norddeutsche Affinerie AG	1,148,031	54,927,714
	Norddeutsche Steingut AG	10,182	88,587
*	Nordwest Handel AG	11,313	147,701
*	november AG	34,224	20,809
	PC-Ware AG	86,140	1,599,673
#	Pfleiderer AG	994,467	19,231,416
*	Pixelpark AG	19,750	21,803
*	Plasmaselect AG	324,899	595,799
*	Praktiker Bau- Und Heimwerkermaerkte AG	54,312	1,413,385
*	Premiere AG	205,345	4,374,285
#	Progress-Werk Oberkirch AG	1,159	59,276
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	928,750
# *	QSC AG	74,802	279,003
	REALTECH AG	43,812	921,019
*	REpower Systems AG	508	165,007
#	Rheinmetall AG	85,490	6,770,347
#	Rohwedder AG	51,228	382,826
#	Ruecker AG	25,400	305,200
#	Salzgitter AG	262,419	51,558,503

15

#	Schlott Sebaldus AG	62,207	1,519,756
	Sektkellerei Schloss Wachenheim AG	2,900	29,385
*	Senator Entertainment AG	10,730	20,326
*	SER Systems AG	9,400	483
# *	Silicon Sensor International AG	9,865	129,183
# *	Singulus Technologies AG	625,909	8,213,027
#	Sixt AG	67,363	3,593,820
*	Stoehr & Co. AG	44,310	292,533
#	Strabag AG	31,204	12,722,301
#	Suedzucker AG	711,224	16,025,426
# *	Suess Microtec AG	337,217	2,640,006
*	Syzygy AG	148,692	770,190
*	SZ Testsysteme AG	7,000	—
#	Technotrans AG	25,800	515,724
	Textilgruppe Hof AG	22,530	280,379
	TFG Capital AG & Co. KGAA	194,789	697,207
*	UMS United Medical Systems International AG	108,308	787,857
#	Umweltbank AG	25,780	649,026
#	Vivacon AG	186,917	2,515,533
#	Vossloh AG	187,113	26,977,681
*	Wacker Construction Equipment AG	2,971	55,899
	Westag & Getalit AG	10,653	301,593
#	Wuerttembergische Lebensversicherung AG	19,344	946,815
#	Wuerttembergische Metallwarenfabrik AG	80,490	4,283,274

TOTAL — GERMANY			563,383,417

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
	A. Kalpinis - N. Simos Steel Service Center	236,949	597,611
*	Aegek S.A.	2,067,588	705,443
	Alapis Holdings Industrial & Commercial S.A.	1,538,433	5,033,124
*	Alco Hellas ABEE S.A.	175,813	282,228
*	Alfa Alfa Holdings S.A.	337,348	—
	Allatini Industrial & Commercial Co. S.A.	58,400	140,959
*	Alte Technical Co.	299,816	37,315
*	Altec S.A. Information & Communication Systems	348,200	747,086
*	Alumil Milonas Aluminum Industry S.A.	88,060	467,355
	Anek Lines S.A.	932,037	2,972,796
	Aspis Bank S.A.	373,062	1,600,743
*	Astir Palace Hotels S.A.	11,930	104,970
	Athens Medical Center S.A.	28,947	132,920
*	Atlantic Supermarkets S.A.	129,593	362,053
	Atti-Kat S.A.	1,024,038	1,019,609
	Bank of Greece	55,317	7,927,140
	Bitros Holdings S.A.	20,838	92,744
	Edrasis-C.Psalllidas Technical Co.	117,012	169,422
	Elgeka S.A.	144,630	316,419
*	Empedos S.A.	56,700	7,057

16

*	Ergas S.A.	104,948	22,858
	ETEM S.A.	120,028	267,173
*	Etma Rayon S.A.	39,176	85,936
	Euromedica S.A.	17,961	186,937
*	European Technical S.A.	98,150	35,120
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	983,086
	GEK Group of Cos S.A.	115,846	1,606,686
	General Commercial S.A.	96,240	119,687
	Halkor S.A.	166,955	593,582
*	Hatzioannou Holdings S.A.	170,450	315,660
	Hellenic Cables S.A.	166,308	930,118
*	Hellenic Sugar Industry S.A.	109,591	678,554
	Hellenic Technodomiki Tev S.A.	847,025	10,661,346
	Heracles General Cement Co. S.A.	19,817	507,827
	Inform P. Lykos S.A.	32,320	180,324
	Intertech S.A.	9,750	27,057
	Intracom Holdings S.A.	973,781	3,832,033
*	Intracom Technical & Steel Constructions S.A.	240,300	336,834
	J&P-Avax S.A.	94,430	713,563
*	Karatzis S.A.	31,775	104,644
	Kathimerini Publishing S.A.	73,740	690,447
	Katselis Sons S.A. Bread Industry	24,500	44,631
*	Keranis Holdings S.A.	53,625	25,028
	Lambrakis Press S.A.	256,229	1,478,047
*	Loulis Mills S.A.	99,368	476,680
*	M.J. Mailis S.A.	86,950	119,196
	Michaniki S.A.	497,888	3,574,442
	Minoan Lines S.A.	495,280	3,650,175
*	Mochlos S.A.	339,845	132,626
*	Motodynamic S.A.	8,050	58,975
*	Neorion New S.A. Holdings	24,620	47,100
	Nirefs Acquaculture S.A.	6,097	23,816
*	Parnassos Enterprises S.A.	93,550	266,338
*	Pegasus Publishing S.A.	217,030	865,971
*	Petzetakis S.A.	126,213	135,123
*	Pilias S.A.	6,242	2,725
*	Piraeus Leasing S.A.	23,551	183,320
*	Proton Bank S.A.	631	7,342
	Real Estate Development & Services S.A.	127,940	643,823
	S&B Industrial Minerals S.A.	88,550	1,450,110
	Sanyo Hellas S.A.	622,961	726,359
	Sato S.A.	18,632	44,074
*	Selected Textile Industry Assoc. S.A.	205,564	172,756
	Sfakianakis S.A.	115,110	1,284,680
*	Sheet Steel Co.	16,968	5,303
*	Shelman Hellenic-Swiss Wood S.A.	155,548	227,791
*	Spyroy Agricultural Products S.A.	103,200	308,511
*	Stabilton S.A.	221,900	27,618
*	Technical Olympic S.A.	885,675	826,729

17

*	Technodomi M.Travlos Brothers S.A.	23,730	7,753
	Teletypos S.A. Mega Channel	26,598	291,167
*	Themeliodomi S.A.	140,360	80,795
	Thrace Plastics Co. S.A.	244,480	486,550
*	United Textiles S.A.	197,547	27,692
*	Varvaressos S.A. European Spinning Mills	36,350	25,922
	Viohalco S.A.	167,762	1,571,776
*	Vioter S.A.	730,130	862,089
*	Vis Container Manufacturing Co.	12,511	44,278

TOTAL — GREECE			65,803,777

HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
	Alco Holdings, Ltd.	710,000	210,318
	Allan International Holdings	1,086,000	197,199
	Allied Group, Ltd.	2,155,000	9,147,092
	Allied Properties, Ltd.	34,295,000	6,775,505
*	A-Max Holdings, Ltd.	22,771,000	2,105,074
*	Applied Development Holdings, Ltd.	2,250,000	116,224
*	APT Satellite Holdings, Ltd.	1,032,000	217,915
	Asia Financial Holdings, Ltd.	4,014,106	1,797,376
	Asia Standard Hotel	107,179,947	1,196,714
	Asia Standard International Group, Ltd.	134,079,321	2,511,935
*	Associated International Hotels	1,705,000	4,521,822
	Automated Systems Holdings, Ltd.	116,000	30,056
*	Beauforte Investors Corp., Ltd.	440,000	13,250
# *	Burwill Holdings, Ltd.	16,893,000	834,898
	Capital Strategic Investment, Ltd.	37,630,000	1,376,396
	CCT Telecom Holdings, Ltd.	9,478,800	1,410,451
#	Century City International	40,790,000	606,497
	Champion Technology Holdings, Ltd.	30,139,549	4,683,690
#	Cheuk Nang (Holdings), Ltd.	2,117,678	1,358,208
#	Chevalier International Holdings, Ltd.	2,344,491	2,076,794
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	445,130
*	China Investments Holdings, Ltd.	1,186,800	51,898
	China Motor Bus Co.	57,000	445,560
	China Resources Logic, Ltd.	858,200	856,713
*	China Star Entertainment, Ltd.	957,357	49,135
*	China Zenith Chemical Group, Ltd.	1,080,000	65,170
	China Zirconium, Ltd.	7,252,000	1,238,233
	Chinney Investments, Ltd.	1,912,000	218,296
#	Chong Hing Bank, Ltd.	1,994,000	5,625,565
	Chow Sang Sang Holdings	2,848,800	3,369,158
	Chuang’s China Investments, Ltd.	11,422,000	748,502
#	Chuang’s Consortium International, Ltd.	16,257,608	2,096,045
#	Chun Wo Development Holdings, Ltd.	6,945,143	909,400
	City e-Solutions, Ltd.	472,964	64,953
	City Telecom, Ltd.	2,192,000	567,388

18

*	CNT Group, Ltd.	7,146,571	201,956
	Coastal Greenland, Ltd.	3,362,000	462,488
#	COL Capital, Ltd.	2,196,600	1,291,961
	Continental Holdings, Ltd.	506,000	113,911
#	Coslight Technology International Group, Ltd.	2,162,000	1,158,397
	Cosmos Machinery Enterprises, Ltd.	1,145,400	104,202
*	CSMC Technologies Corp.	15,447,600	604,329
*	Dan Form Holdings Co., Ltd.	5,294,000	496,084
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	25,013
*	Digitalhongong.com	12	1
*	Dynamic Global Holdings, Ltd.	990,000	13,734
	Dynamic Holdings, Ltd.	974,000	324,384
*	Easyknit International Holdings, Ltd.	4,658,440	148,497
	Emperor Capital Group, Ltd.	2,365,800	236,739
	Emperor International Holdings, Ltd.	13,537,000	5,209,463
*	ENM Holdings, Ltd.	23,592,000	1,029,485
	EPI (Holdings), Ltd.	113,928	4,393
# *	eSun Holdings, Ltd.	1,329,000	349,374
*	Ezcom Holdings, Ltd.	67,280	414
#	Far East Consortium	3,732,536	1,263,418
	Far East Technology International, Ltd.	179,520	29,926
	First Natural Foods Holdings, Ltd.	6,810,000	716,373
	First Sign International Holdings, Ltd.	2,440,000	659,114
#	Fountain Set Holdings, Ltd.	14,994,000	2,731,855
	Four Seas Food Investment Holdings, Ltd.	214,000	33,548
*	Frasers Property China, Ltd.	41,172,000	1,453,156
*	Freeman Corp., Ltd.	3,024,019	170,863
	Fubon Bank Hong Kong, Ltd.	4,043,000	4,030,207
#	Get Nice Holdings, Ltd.	15,538,000	1,156,098
*	Global Green Tech Group, Ltd.	14,875,600	2,615,416
	Gold Peak Industries (Holdings), Ltd.	2,021,000	300,374
	Golden Resorts Group, Ltd.	840,000	33,966
	Golden Resources Development International, Ltd.	12,529,000	965,996
*	Gold-Face Holdings, Ltd.	1,158,000	—
	Goldlion Holdings, Ltd.	9,533,000	2,728,985
	Golik Holdings, Ltd.	1,216,000	45,284
#	Grande Holdings, Ltd.	3,148,000	786,973
	Great Eagle Holdings, Ltd.	1,676,371	5,528,169
	Group Sense (International), Ltd.	2,152,000	73,132
	Hang Fung Gold Technology, Ltd.	10,027,108	2,568,779
	Hanison Construction Holdings, Ltd.	289,216	38,567
#	Hanny Holdings, Ltd.	48,019,200	899,857
#	Harbour Centre Development, Ltd.	1,492,000	2,348,704
	High Fashion International, Ltd.	962,000	366,536
#	HKR International, Ltd.	17,367,998	11,042,630
#	Hon Kwok Land Investment Co., Ltd	6,080,000	2,027,594
*	Honesty Treasure International Holdings, Ltd.	13,588,000	645,455
*	Hong Fok Land, Ltd.	4,248,000	5,443
	Hong Kong and Shanghai Hotels, Ltd.	3,966,485	6,912,096

19

	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,680,930
*	Hong Kong Parkview Group, Ltd.	646,000	124,855
	Hongkong Chinese, Ltd.	12,986,000	2,149,763
*	Hop Hing Holdings, Ltd.	604,000	47,986
	Hopewell Holdings, Ltd.	1,305,800	5,534,687
	Hsin Chong Construction Group, Ltd.	1,482,000	370,735
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	276,444
	Huafeng Group Holdings, Ltd.	11,970,105	552,425
*	Hualing Holdings, Ltd.	12,475,000	672,869
	Hysan Development Co., Ltd.	1,585	4,525
*	IDT International, Ltd.	2,200,000	97,367
*	Interchina Holdings Co., Ltd.	66,950,000	653,019
	IPE Group, Ltd.	3,485,000	469,567
	ITC Corp., Ltd.	26,851,099	1,258,027
# *	ITC Properties Group, Ltd.	18,825,000	461,146
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jiuzhou Development Co., Ltd.	18,230,000	1,335,128
#	K Wah International Holdings, Ltd.	17,460,990	8,295,070
	Kantone Holdings, Ltd.	22,936,312	1,707,485
*	Karce International Holdings Co., Ltd.	1,608,000	76,457
#	Keck Seng Investments	2,734,000	1,894,508
	Kee Shing Holdings	256,000	30,396
	Kin Yat Holdings, Ltd.	1,172,000	255,589
	King Fook Holdings	338,000	34,271
	Kingmaker Footwear Holdings, Ltd.	338,000	41,160
	KTP Holdings, Ltd.	758,000	74,491
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	205,563
	Lai Fung Holdings, Ltd.	87,026,437	2,328,265
*	Lai Sun Development Co., Ltd.	82,651,800	1,439,079
*	Lai Sun Garment International, Ltd.	31,296,000	1,743,876
	Lam Soon (Hong Kong), Ltd.	203,250	125,065
	Lerado Group Holding Co.	9,010,000	809,344
	Lippo, Ltd.	2,038,000	1,122,787
	Liu Chong Hing Investment, Ltd.	2,066,000	2,659,436
	Magnificent Estates	34,794,600	1,021,207
	Melbourne Enterprises	41,000	333,555
	Midas International Holdings, Ltd.	2,410,000	95,769
#	Min Xin Holdings	3,688,000	1,980,398
# *	Minmetals Holdings, Ltd.	8,816,000	1,841,399
	Miramar Hotel & Investment	1,729,000	2,520,552
*	Nam Fong International Holdings, Ltd.	1,740,000	86,957
*	Nam Hing Holdings, Ltd.	188,000	18,339
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	434,507
	Nanyang Holdings	101,350	232,158
	National Electronics Holdings	5,104,000	419,006
*	New City China Development, Ltd.	6,760	230
#	New World China Land, Ltd.	5,728,000	3,910,177
	New World Development Co., Ltd.	1,069	2,691
	Ngai Lik Industrial Holdings, Ltd.	11,062,000	538,601

20

	Norstar Founders Group, Ltd.	456,000	121,664
*	Orient Power Holdings, Ltd.	2,182,573	52,579
	Oriental Watch Holdings	1,128,000	502,224
#	Pacific Andes International Holdings, Ltd.	7,744,687	1,470,379
	Pacific Century Premium Developments, Ltd.	18,256,000	6,551,132
	Paliburg Holdings, Ltd.	103,129,000	2,724,456
#	Playmates Holdings, Ltd.	1,941,000	1,133,096
# *	Playmates Toys Ltd	1,941,000	82,078
	Pokfulam Development Co., Ltd.	244,000	198,468
*	Poly Hong Kong Investment, Ltd.	12,223,500	6,974,807
	Proview International Holdings, Ltd.	10,050,438	812,703
	Public Financial Holdings, Ltd.	2,610,000	2,228,449
#	PYI Corp., Ltd.	4,128,698	810,074
	Raymond Industrial, Ltd.	872,000	111,880
*	Riche Multi-Media Holdings, Ltd.	568,000	72,784
	Rivera Holdings, Ltd.	3,152,000	123,377
*	Riverhill Holdings, Ltd.	54,398	753
*	RNA Holdings, Ltd.	580,200	2,007
	Roadshow Holdings, Ltd.	2,956,000	261,770
*	San Miguel Brewery	1,130,400	253,852
*	Sanyuan Group, Ltd.	258,750	4,973
	Sea Holdings, Ltd.	1,541,000	1,030,844
	Shell Electric Manufacturing Co., Ltd.	5,105,974	3,215,402
*	Shougang Concord Century Holdings, Ltd.	12,362,000	1,032,519
*	Shun Ho Resources Holdings, Ltd.	510,000	100,670
*	Shun Ho Technology Holdings, Ltd.	814,380	110,762
#	Silver Grant International	31,052,000	5,613,604
	Sincere Co., Ltd.	2,258,000	121,425
	Sing Tao News Corp., Ltd.	3,000,000	441,927
*	Sino-i Technology, Ltd.	125,557,000	1,302,822
	SIS International Holdings, Ltd.	376,000	116,286
	Skyworth Digital Holdings, Ltd.	2,316,900	261,599
*	Solartech International Holdings, Ltd.	3,090,000	146,781
#	Solomon Systech International, Ltd.	7,556,000	436,217
	South China (China), Ltd.	5,910,000	393,659
	South China Holdings, Ltd.	4,060,800	409,541
	Stelux Holdings International, Ltd.	2,779,552	334,995
	Styland Holdings, Ltd.	1,359,999	3,834
#	Sun Hung Kai & Co., Ltd.	3,373,000	3,009,282
	Sunway International Holdings, Ltd.	1,002,000	40,531
#	Symphony Holdings, Ltd.	3,542,000	240,764
	Tai Cheung Holdings	5,486,000	3,285,918
	Tai Fook Securities Group, Ltd.	2,960,000	1,330,751
	Tai Sang Land Development, Ltd.	1,265,900	643,296
	Tak Sing Alliance Holdings	4,357,335	788,651
#	Tan Chong International, Ltd.	3,843,000	1,146,682
	Tern Properties	168,000	91,062
	Tian An China Investments	8,024,840	5,969,793
	Tian Teck Land	800,000	861,241

21

	Tianjin Development Holdings, Ltd.	1,872,000	1,382,358
*	Tomorrow International Holdings, Ltd.	2,597,570	86,707
*	Topsearch International (Holdings), Ltd.	3,626,000	127,953
	Tungtex (Holdings) Co., Ltd.	558,000	139,919
	Tysan Holdings, Ltd.	614,000	79,419
*	U-Right International Holdings, Ltd.	39,602,000	930,279
#	USI Holdings, Ltd.	672,749	371,994
	Van Shung Chong Holdings, Ltd.	1,886,000	193,209
#	Varitronix International, Ltd.	2,050,000	1,308,373
	Vedan International (Holdings), Ltd.	2,504,000	189,501
#	Victory City International Holdings	1,737,337	486,044
	Wai Kee Holdings, Ltd.	6,161,000	1,621,917
	Wang On Group, Ltd.	26,480,000	278,711
*	Warderly International Holdings, Ltd.	1,705,000	104,871
#	Wheelock Properties, Ltd.	6,271,000	6,346,947
*	Winfoong International, Ltd.	4,248,000	101,248
#	Wing On Co. International, Ltd.	2,597,000	5,040,823
	Wing On Travel Holdings, Ltd.	241,200	4,093
	Wing Shan International	2,084,000	139,007
	Wong’s International (Holdings), Ltd.	209,000	18,360
*	Xpress Group, Ltd.	431,200	9,344
	Y. T. Realty Group, Ltd.	1,726,000	317,449
	Yangtzekiang Garment, Ltd.	372,000	92,039
*	Yaohan International Holdings	1,660,000	—
	Yau Lee Holdings, Ltd.	1,409,750	213,459
*	Yue Fung International Group Holding, Ltd.	31,490	4,237
*	Yueshou Environmental Holdings, Ltd.	510,800	10,874
	Yugang International, Ltd.	100,436,000	1,779,502
TOTAL COMMON STOCKS			252,212,760

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	298,876
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
# *	Asia Standard International Group, Ltd. Rights 08/27/08	17,630,417	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	2,643,954	13,213
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	5,800
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	747,200	30,639
*	Golden Resorts Group, Ltd. Rights 06/10/10	168,000	—
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	1,164,000	20,584
*	Hongkong Chinese, Ltd. Rights 06/23/08	4,545,100	180,460
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	120,800	6,501
*	Kantone Holdings, Ltd. Warrants 01/08/09	3,957,747	12,172
*	Lippo, Ltd. Rights 06/23/08	509,500	32,603
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	Midas International Holdings, Ltd. Rights 06/10/08	1,205,000	5,868
*	Paliburg Holdings, Ltd. Warrants 11/05/07	3,931,000	23,171
*	South China (China), Ltd. Rights 09/06/10	1,182,000	33,322

22

*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	668,000	152,365
*	Tian An China Investments Rights 12/21/07	1,530,140	68,626
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	303,200	389
TOTAL RIGHTS/WARRANTS			884,589

TOTAL — HONG KONG			253,097,349

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	361,926	2,894,116
*	Blackrock International Land P.L.C.	1,302,200	478,082
*	Datalex P.L.C.	1,342,862	1,170,070
	DCC P.L.C.	697,178	16,223,949
	Donegal Creameries P.L.C.	28,204	269,543
*	Dragon Oil P.L.C.	1,083,892	11,183,279
	Fyffes P.L.C.	7,172,397	9,019,507
	Greencore Group P.L.C.	590,708	2,806,870
	IFG Group P.L.C.	184,564	587,013
*	IONA Technologies P.L.C.	140,643	482,011
	Irish Continental Group P.L.C.	598,482	18,856,457
*	Lantor	77,019	—
	McInerney Holdings P.L.C.	599,186	839,285
*	McInerney Holdings P.L.C.	40,000	56,007
*	Prime Active Capital P.L.C.	13,823	15,053
*	Qualceram Shires P.L.C.	30,338	35,635
	Readymix P.L.C.	1,093,644	2,081,905
	Total Produce P.L.C.	3,890,136	3,733,492
*	Waterford Wedgwood P.L.C.	19,269,829	215,911
TOTAL COMMON STOCKS			70,948,185

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	77,019	—

TOTAL — IRELAND			70,948,185

ITALY — (1.8%)
COMMON STOCKS — (1.8%)
*	A.S. Roma SpA	208,000	427,447
	Acegas-APS SpA	345,168	2,890,542
*	Aedes SpA	877,512	2,430,254
#	Banca Finnat Euramerica SpA	373,722	496,741
*	Banca Italease SpA	83,270	950,050
#	Banca Piccolo Credito Valtellinese Scarl SpA	820,307	9,191,506
#	Banca Popolare dell’Etruria e del Lazio Scrl	771,814	9,311,174
	Banca Popolare di Spoleto SpA	500	5,591
	Benetton Group SpA	579,302	7,772,984
	Buzzi Unicem SpA	28,500	837,063
	C.I.R. SpA - Compagnie Industriali Riunite	1,315,000	3,615,568
#	Caltagirone Editore SpA	701,062	3,987,573

23

#	Caltagirone SpA	693,245	5,663,099
	Carraro SpA	133,986	1,192,263
#	Cembre SpA	12,452	113,334
#	Cementir SpA	2,053,309	17,659,588
	Centrale del Latte di Torino & Co. SpA	103,570	470,769
*	Cirio Finanziaria SpA	960,000	—
#	Credito Artigiano SpA	1,222,372	5,060,315
*	Cremonini SpA	822,473	3,834,949
*	CSP International Fashion Group SpA	229,280	529,936
#	Danieli & Co. SpA	288,679	11,979,099
	De Longhi SpA	1,089,196	5,083,839
#	Ergo Previdenza SpA	399,313	2,569,580
*	Fin.Part SpA	809,627	—
	Gefran SpA	158,318	1,170,617
	Gemina SpA	377,933	555,428
*	Giacomelli Sport SpA	168,000	47,046
# *	Giovanni Crespi SpA	356,351	462,227
#	Granitifiandre SpA	24,518	258,019
# *	Greenergycapital SPA	18,702	32,588
#	Gruppo Ceramiche Ricchetti SpA	324,663	851,280
#	I Grandi Viaggi SpA	283,577	651,894
#	Immsi SpA	694,953	969,877
	Industria Romagnola Conduttori Elettrici SpA	156,907	636,073
#	Intek SpA	2,500,959	2,512,879
#	Italmobiliare SpA	102,309	10,105,212
*	KME Group SpA	1,870,252	3,298,892
	Meliorbanca SpA	782,596	3,166,628
	Milano Assicurazioni SpA	2,761,741	17,378,522
*	Monrif SpA	183,000	181,039
# *	Montefibre SpA	1,371,144	1,095,378
	Navigazione Montanari SpA	965,594	4,013,251
*	NGP SpA	42,059	22,902
*	Olidata SpA	262,292	326,754
*	Opengate Group SpA	22,800	67,749
*	Pagnossin SpA	79,000	—
# *	Pininfarina SpA	53,271	632,931
	Premafin Finanziaria SpA	5,419,985	12,070,081
	Premuda SpA	1,457,187	3,176,334
*	RDM Realty SpA	16,446	68,572
*	Reno de Medici SpA	2,450,437	1,450,392
*	Richard-Ginori 1735 SpA	134,357	86,118
#	Safilo Group SpA	2,362,507	6,602,859
	Smurfit Sisa SpA	90,000	281,397
# *	Snia SpA	815,168	777,662
#	Sol SpA	129,652	948,514
# *	Sorin SpA	2,098,685	3,625,120
# *	Stefanel SpA	200,646	359,323
	Trevi Finanziaria SpA	165,499	4,250,414
	Vianini Industria SpA	189,600	969,485

24

	Vianini Lavori SpA	346,757	5,609,775
	Vincenzo Zucchi SpA	122,989	560,112
TOTAL COMMON STOCKS			185,346,608

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	755,524	146,925
*	Intek SpA Warrants 06/13/08	701,260	106,371
TOTAL RIGHTS/WARRANTS			253,296

TOTAL — ITALY			185,599,904

JAPAN — (19.8%)
COMMON STOCKS — (19.8%)
# *	ABILIT Corp.	473,800	822,687
	Achilles Corp.	1,034,000	1,618,727
*	ADVANEX, Inc.	47,000	61,568
*	Aeon Hokkaido Corp.	388,700	1,301,315
	Agro-Kanesho Co., Ltd.	18,000	117,024
	Ahresty Corp.	41,000	634,069
#	Aichi Machine Industry Co., Ltd.	1,523,000	5,708,518
#	Aida Engineering, Ltd.	871,000	4,874,523
#	Aigan Co., Ltd.	405,000	2,695,923
	Aiphone Co., Ltd.	28,500	445,370
	Airport Facilities Co., Ltd.	299,000	2,326,199
	Aisan Industry Co., Ltd.	157,800	1,662,094
	Aloka Co., Ltd.	242,100	3,324,516
	Alpine Electronics, Inc.	45,900	589,175
#	Altech Co., Ltd.	155,700	489,582
	Ando Corp.	1,740,000	3,365,721
#	Anritsu Corp.	56,000	179,097
	AOC Holdings, Inc.	377,400	4,727,982
	AOI Advertising Promotion, Inc.	11,500	74,418
	AOI Electronics Co., Ltd.	26,400	304,496
	AOKI Holdings, Inc.	317,600	5,299,355
	Arakawa Chemical Industries, Ltd.	270,300	2,912,189
	Araya Industrial Co., Ltd.	1,049,000	2,517,209
#	Arisawa Manufacturing Co., Ltd.	93,282	641,611
	Aronkasei Co., Ltd.	393,000	1,402,162
	Asahi Kogyosha Co., Ltd.	477,000	1,780,683
	Asahi Organic Chemicals Industry Co., Ltd.	1,334,000	3,797,669
# *	Asahi Tec Corp.	3,471,000	2,732,315
*	Asanuma Corp.	1,190,000	1,670,197
	Ashimori Industry Co., Ltd.	1,130,000	2,432,066
	Asia Air Survey Co., Ltd.	79,000	305,114
	ASKA Pharmaceutical Co., Ltd.	395,000	2,993,548
	Asti Corp.	81,000	238,914
	Asunaro Aoki Construction Co., Ltd.	711,500	4,104,910
	Ataka Construction & Engineering Co., Ltd.	136,000	334,086
#	Atsugi Co., Ltd.	5,489,000	7,451,558

25

	Autobacs Seven Co., Ltd.	506,600	14,860,035
#	Azel Corp.	1,023,000	1,553,617
#	Bank of the Ryukyus, Ltd.	376,600	4,139,348
*	Banners Co., Ltd.	396,000	56,438
#	Belluna Co., Ltd.	219,502	1,779,414
#	Best Denki Co., Ltd.	1,729,500	10,842,175
	Biken Techno Corp.	61,400	282,343
	Bunka Shutter Co., Ltd.	452,000	1,927,133
	Calsonic Kansei Corp.	2,699,000	11,325,337
	Catena Corp.	265,800	724,231
# *	Cecile Co., Ltd.	134,600	321,953
#	Central Finance Co., Ltd.	691,000	2,111,173
	Central Glass Co., Ltd.	1,489,000	6,115,463
	Central Security Patrols Co., Ltd.	47,800	464,406
#	CFS Corp.	55,500	297,177
	Chodai Co., Ltd.	58,000	177,939
#	Chofu Seisakusho Co., Ltd.	404,500	8,499,308
#	Chubu Shiryo Co., Ltd.	218,000	2,008,939
#	Chudenko Corp.	552,160	9,573,629
#	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	3,908,672
# *	Chugai Mining Co., Ltd.	4,352,500	1,443,767
	Chuo Corp.	30,000	84,500
	Chuo Gyorui Co., Ltd.	664,000	1,543,041
	Chuo Spring Co., Ltd.	912,000	3,824,832
#	Cleanup Corp.	501,000	3,324,239
#	CMK Corp.	641,200	4,958,632
	Coca-Cola Central Japan Co., Ltd.	1,084	8,822,478
	Computer Engineering & Consulting, Ltd.	47,500	432,715
	Corona Corp.	362,300	5,151,592
	Cresco, Ltd.	105,500	920,918
	Cross Plus, Inc.	81,100	873,742
	CTI Engineering Co., Ltd.	211,800	1,381,777
	Dai-Dan Co., Ltd.	587,000	2,692,537
	Daido Kogyo Co., Ltd.	403,000	876,412
#	Daido Metal Co., Ltd.	403,000	2,329,366
	Daiho Corp.	1,153,000	1,541,572
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,658,182
#	Daiko Clearing Services Corp.	334,300	2,316,105
*	Daiko Denshi Tsushin, Ltd.	89,000	164,924
	Daimaruenawin Co., Ltd	10,600	61,147
	Dainichi Co., Ltd.	263,600	1,303,656
	Daisyo Corp.	18,400	214,934
# *	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	689,031
#	Daiwabo Information System Co., Ltd.	281,600	4,786,258
#	Danto Holdings Corp.	478,000	888,577
	DC Co., Ltd.	442,000	1,344,691
#	DCM Japan Holdings Co., Ltd.	925,260	6,479,654
#	Denyo Co., Ltd.	261,700	2,476,198
	Descente, Ltd.	94,000	550,949

26

# *	DIA Kensetsu Co., Ltd.	709,500	188,008
	Dijet Industrial Co., Ltd.	53,000	118,232
	DMW Corp.	58,800	1,249,258
#	DyDo Drinco, Inc.	103,600	3,782,641
*	Edosawa Co., Ltd.	47,000	98,599
	Eikoh, Inc.	54,000	207,789
# *	Eneserve Corp.	405,900	1,607,105
#	Enplas Corp.	517,900	6,229,318
#	ESPEC Corp.	260,300	2,638,908
	FALCO biosystems, Ltd.	21,000	125,844
	Fine Sinter Co., Ltd.	84,000	275,371
# *	First Baking Co., Ltd.	1,170,000	1,542,088
#	Fuji Electric Engineering & Construction Co., Ltd.	44,000	98,217
#	Fuji Kiko Co., Ltd.	169,000	309,393
#	Fuji Oil Co., Ltd.	664,400	6,130,072
	Fujicco Co., Ltd.	454,600	5,016,855
	Fujikura Rubber, Ltd.	30,000	139,675
	Fujita Corp.	38,700	91,888
	Fujitsu Business Systems, Ltd.	469,700	6,324,699
	Fujitsu Frontech, Ltd.	346,100	3,070,739
	Fukuda Corp.	564,000	2,119,978
#	Fukuyama Transporting Co., Ltd.	3,858,000	14,305,986
	Funai Electric Co., Ltd.	30,000	1,093,921
	Furukawa Electric Co., Ltd.	8,750	34,720
	Fuso Dentsu Co., Ltd.	74,000	260,646
#	Fuso Pharmaceutical Industries, Ltd.	1,535,000	5,109,632
	Futaba Corp.	645,500	11,344,307
	Futaba Industrial Co., Ltd.	26,000	656,300
#	Gakken Co., Ltd.	1,892,000	5,028,416
	Gecoss Corp.	452,500	1,992,358
	Geostar Corp.	90,000	117,662
	Global-Dining, Inc.	53,700	159,890
	Godo Steel, Ltd.	2,254,000	9,174,388
# *	Goldwin, Inc.	1,066,000	2,323,541
	Gourmet Kineya Co., Ltd.	231,000	1,696,002
#	Gro-BeLS Co., Ltd.	774,000	889,264
*	GSI Creos Corp.	1,372,000	1,495,969
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	2,967,711
	Gunze, Ltd.	703,000	3,528,902
#	Hakuto Co., Ltd.	115,900	1,189,912
	Happinet Corp.	10,900	163,194
	Harima Chemicals, Inc.	395,000	1,813,737
#	Haruyama Trading Co., Ltd.	299,000	1,679,948
#	Hazama Corp.	1,583,000	1,771,774
#	Heiwado Co., Ltd.	85,000	1,425,805
	Hibiya Engineering, Ltd.	662,000	5,239,690
	Higashi-Nippon Bank, Ltd.	1,301,000	5,617,085
#	Hitachi Business Solution Co., Ltd.	27,600	176,206
	Hitachi Maxell, Ltd.	995,600	13,005,853

27

	Hitachi Medical Corp.	676,000	5,259,782
	Hitachi Metals Techno, Ltd.	53,500	256,824
#	Hitachi Plant Technologies, Ltd.	232,000	881,271
#	Hodogaya Chemical Co., Ltd.	965,000	2,518,524
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,877,029
	Hokkan Holdings, Ltd.	907,000	2,758,700
	Hokko Chemical Industry Co., Ltd.	374,000	1,303,684
#	Hokuetsu Paper Mills, Ltd.	4,177,000	18,860,092
	Hokuriku Electrical Construction Co., Ltd.	205,000	651,365
	Horipro, Inc.	168,700	1,981,936
	Howa Machinery, Ltd.	657,000	636,405
	I Metal Technology Co., Ltd.	428,000	902,061
	Ichikawa Co., Ltd.	310,000	1,028,247
#	Ichikoh Industries, Ltd.	277,000	685,756
	Ihara Chemical Industry Co., Ltd.	740,000	2,191,707
	i-Logistics Corp.	254,000	686,695
# *	Image Holdings Co., Ltd.	251,500	980,618
#	Imasen Electric Industrial Co., Ltd.	132,800	2,248,121
# *	Impress Holdings, Inc.	4,454	699,318
	Inaba Seisakusho Co., Ltd.	37,000	444,557
	Inabata and Co., Ltd.	1,059,400	6,204,292
*	Ines Corp.	1,202,600	7,039,895
# *	Iseki & Co., Ltd.	2,599,000	7,446,920
*	Ishikawajima Construction Materials Co., Ltd.	173,000	188,823
	Ishikawajima Transport Machinery Co., Ltd.	297,000	1,315,975
	Ishizuka Glass Co., Ltd.	659,000	1,305,390
	Itochu Enex Co., Ltd.	775,300	5,354,145
	Itochu-Shokuhin Co., Ltd.	24,000	805,720
#	Itoham Foods, Inc.	2,665,000	13,479,161
#	Itoki Corp.	313,200	1,742,853
	Iwaki & Co., Ltd.	773,000	1,519,291
#	Iwasaki Electric Co., Ltd.	1,480,000	4,126,230
	Iwatsu Electric Co., Ltd.	195,000	203,796
#	Izumiya Co., Ltd.	1,605,000	10,623,962
# *	J Bridge Corp.	1,451,700	702,276
#	Japan Digital Laboratory Co., Ltd.	482,500	6,670,187
#	Japan Foundation Engineering Co., Ltd.	590,600	1,344,581
#	Japan Medical Dynamic Marketing, Inc.	451,900	1,265,403
	Japan Oil Transportation Co., Ltd.	576,000	1,169,674
#	Japan Pulp & Paper Co., Ltd.	1,707,000	6,106,767
	Japan Radio Co., Ltd.	400,000	1,383,239
	Japan Steel Tower Co., Ltd.	156,000	703,643
#	Japan Transcity Corp.	589,000	2,313,516
	JBIS Holdings, Inc.	37,700	152,700
#	Jeans Mate Corp.	11,708	72,756
	JIEC Co., Ltd.	50	45,778
	JMS Co., Ltd.	787,000	2,133,932
#	Joban Kosan Co., Ltd.	1,196,000	2,098,643
#	J-Oil Mills, Inc.	883,000	2,983,452

28

#	Joint Corp.	390,600	3,004,421
	Joshin Denki Co., Ltd.	89,000	743,259
	JSP Corp.	322,700	2,925,037
	Juntendo Co., Ltd.	57,000	80,755
	K.R.S. Corp.	157,800	1,254,507
#	Kadokawa Holdings, Inc.	22,200	547,650
	Kameda Seika Co., Ltd.	27,500	374,681
	Kamei Corp.	479,000	2,215,629
	Kanaden Corp.	465,000	2,556,249
	Kanamoto Co., Ltd.	447,000	2,699,349
#	Kandenko Co., Ltd.	1,339,000	8,830,234
	Kanematsu Electronics, Ltd.	129,400	1,033,996
#	Kanto Natural Gas Development Co., Ltd.	667,000	4,886,828
	Kasai Kogyo Co., Ltd.	196,000	632,363
	Kasei (C.I.) Co., Ltd.	415,000	1,083,177
	Katakura Chikkarin Co., Ltd.	249,000	796,424
	Kato Sangyo Co., Ltd.	230,200	2,682,491
	Kato Works Co., Ltd.	749,000	3,390,348
# *	Kawada Industries, Inc.	974,000	1,598,428
	Kawasaki Kasei Chemicals, Ltd.	658,000	1,161,122
	Kawasumi Laboratories, Inc.	239,000	1,408,072
	Keihanshin Real Estate Co., Ltd.	190,000	885,183
#	Key Coffee, Inc.	121,200	2,120,699
	Kioritz Corp.	1,038,000	3,202,307
# *	Kishu Paper Co., Ltd.	2,645,000	3,463,282
#	Kissei Pharmaceutical Co., Ltd.	357,000	8,007,197
#	Kitagawa Iron Works Co., Ltd.	123,000	267,361
#	Kitano Construction Corp.	938,000	2,180,741
	Kitazawa Sangyo Co., Ltd.	247,000	589,310
#	Koa Corp.	570,100	4,664,893
#	Kobayashi Yoko Co., Ltd.	237,800	992,894
	Koekisha Co., Ltd.	68,700	1,234,506
	Kohnan Shoji Co., Ltd.	536,200	8,123,683
	Koito Industries, Ltd.	304,000	999,355
#	Kojima Co., Ltd.	696,000	3,659,865
#	Kokuyo Co., Ltd.	1,240,411	11,524,375
#	Komai Tekko, Inc.	799,000	1,675,522
#	Komatsu Seiren Co., Ltd.	717,000	2,952,550
	Komatsu Wall Industry Co., Ltd.	146,900	1,816,125
	Komori Corp.	108,300	2,121,415
#	Konaka Co., Ltd.	643,749	3,550,114
	Kondotec, Inc.	35,000	198,081
	Konishi Co., Ltd.	264,600	2,375,471
	Kosaido Co., Ltd.	309,400	1,531,429
#	Kosei Securities Co., Ltd.	614,000	716,968
	Ku Holdings Co., Ltd.	171,700	728,340
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	4,245,835
	Kurabo Industries, Ltd.	5,327,000	11,631,988
#	Kurimoto, Ltd.	3,613,000	5,308,322

29

	Kuroganeya Co., Ltd.	99,000	385,758
	Kyodo Printing Co., Ltd.	1,897,000	5,453,284
#	Kyoei Sangyo Co., Ltd.	363,000	1,027,039
#	Kyokuto Boeki Kaisha, Ltd.	499,000	1,130,749
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	5,811,285
	Kyosan Electric Manufacturing Co., Ltd.	819,000	3,122,063
	Kyowa Leather Cloth Co., Ltd.	352,500	1,752,424
	Kyudenko Corp.	1,220,000	7,553,592
# *	Laox Co., Ltd.	1,219,000	682,619
	Lapine Co., Ltd.	145,000	178,842
# *	Lonseal Corp.	696,000	581,187
#	Look, Inc.	800,000	1,488,253
#	Macnica, Inc.	125,400	1,734,758
#	Maeda Corp.	4,690,000	18,057,300
	Maeda Road Construction Co., Ltd.	1,855,000	13,212,278
#	Maezawa Industries, Inc.	279,600	663,057
#	Maezawa Kaisei Industries Co., Ltd.	179,300	1,964,423
#	Maezawa Kyuso Industries Co., Ltd.	109,300	2,021,611
#	Marubun Corp.	249,900	1,588,933
	Marudai Food Co., Ltd.	2,925,000	6,295,863
	Maruei Department Store Co., Ltd.	558,400	1,640,020
#	Maruwa Co., Ltd.	118,400	1,554,635
	Maruwn Corp.	296,200	705,053
	Maruyama Manufacturing Co., Inc.	97,000	224,455
	Maruzen Co., Ltd.	20,000	90,192
	Maruzen Showa Unyu Co., Ltd.	1,302,000	4,282,444
	Maspro Denkoh Corp.	394,200	3,220,264
	Matsui Construction Co., Ltd.	447,700	1,420,770
# *	Matsuo Bridge Co., Ltd.	885,000	1,050,648
# *	Meiji Machine Co., Ltd.	1,572,000	1,344,469
	Meito Sangyo Co., Ltd.	40,500	877,249
#	Meiwa Estate Co., Ltd.	235,500	1,780,938
	Meiwa Industry Co., Ltd.	152,000	359,130
#	Mercian Corp.	3,186,000	7,554,833
	Mesco, Inc.	92,000	541,045
	Mikuni Coca-Cola Bottling Co., Ltd.	589,500	6,342,310
	Mikuni Corp.	179,000	485,836
	Mito Securities Co., Ltd.	33,000	108,698
#	Mitsuba Corp.	883,000	5,645,173
	Mitsubishi Paper Mills, Ltd.	1,646,000	4,136,924
	Mitsubishi Pencil Co., Ltd.	89,700	1,271,352
	Mitsubishi UFJ Financial Group, Inc.	70	712
	Mitsuboshi Belting, Ltd.	65,000	335,264
	Mitsui High-Tec, Inc.	86,800	713,542
	Mitsumura Printing Co., Ltd.	88,000	318,212
#	Mitsuuroko Co., Ltd.	802,100	5,157,828
#	Miyairi Valve Manufacturing Co., Ltd.	264,900	203,517
# *	Miyaji Engineering Group	1,715,175	1,660,250
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,710,503

30

#	Miyuki Keori Co., Ltd.	533,000	1,424,336
#	Mizuno Corp.	823,000	4,966,347
#	Morinaga Milk Industry Co., Ltd.	1,411,000	4,229,045
	Morita Corp.	148,000	608,225
	Moritex Corp.	25,100	128,529
#	Morozoff, Ltd.	509,000	1,568,655
	Mory Industries, Inc.	582,000	2,070,763
#	MR Max Corp.	675,300	2,589,208
#	Mutow Co., Ltd.	543,500	3,010,699
	Nagase & Co., Ltd.	284,000	3,402,929
# *	Naigai Co., Ltd.	2,708,000	1,823,474
#	Nakabayashi Co., Ltd.	964,000	1,736,847
#	Nakayama Steel Works, Ltd.	3,072,000	9,234,117
	Nakayo Telecommunications, Inc.	500,000	1,243,279
#	NEC Leasing, Ltd.	176,300	2,765,173
	Neturen Co., Ltd., Tokyo	264,000	2,938,008
	New Japan Radio Co., Ltd.	36,000	131,950
#	Nice Holdings, Inc.	1,406,000	3,766,083
	Nichia Steel Works, Ltd.	854,200	3,206,215
	Nichiban Co., Ltd.	567,000	1,592,937
	Nichicon Corp.	1,367,100	11,774,926
#	Nichiha Corp.	287,700	2,747,320
#	Nichimo Co., Ltd.	920,000	1,729,666
#	Nichireki Co., Ltd.	554,000	1,603,265
	Nihon Kagaku Sangyo Co., Ltd.	16,000	115,356
	Nihon Matai Co., Ltd.	589,000	983,362
	Nihon Shokuh Kako Co., Ltd.	170,000	361,750
	Nihon Tokushu Toryo Co., Ltd.	75,000	356,535
#	Nikko Co., Ltd.	527,000	1,292,936
	Nippo Corp.	1,643,000	9,005,370
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	7,318,239
	Nippon Chemical Industrial Co., Ltd.	1,843,000	5,980,604
	Nippon Chemi-Con Corp.	1,343,000	6,142,908
#	Nippon Chutetsukan K.K.	582,000	896,153
	Nippon Concrete Industries Co., Ltd.	1,088,000	1,796,040
	Nippon Densetsu Kogyo Co., Ltd.	1,095,000	9,516,901
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,374,271
	Nippon Felt Co., Ltd.	73,100	386,456
	Nippon Fine Chemical Co., Ltd.	332,900	1,932,894
	Nippon Flour Mills Co., Ltd.	3,424,000	14,592,510
	Nippon Foil Manufacturing Co., Ltd.	222,000	379,123
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	62,844
#	Nippon Hume Corp.	544,000	1,609,795
	Nippon Jogesuido Sekkei Co., Ltd.	218	191,076
	Nippon Koei Co., Ltd., Tokyo	1,400,000	3,811,532
	Nippon Konpo Unyu Soko Co., Ltd.	408,000	5,247,051
	Nippon Light Metal Co., Ltd.	2,760,000	4,765,181
	Nippon Pigment Co., Ltd.	35,000	111,234
#	Nippon Piston Ring Co., Ltd.	1,814,000	3,218,945

31

#	Nippon Sharyo, Ltd.	3,416,000	8,916,170
	Nippon Shinyaku Co., Ltd.	1,001,000	12,746,069
	Nippon Signal Co., Ltd.	69,000	426,329
	Nippon Soda Co., Ltd.	1,412,000	4,919,454
#	Nippon Systemware Co., Ltd.	211,200	1,142,228
	Nippon Tungsten Co., Ltd.	243,000	532,994
#	Nipro Corp.	166,000	2,908,907
# *	NIS Group Co., Ltd.	1,994,500	4,038,764
#	Nishimatsu Construction Co., Ltd.	8,152,073	22,576,589
	Nishishiba Electric Co., Ltd.	104,000	242,946
	Nissan Shatai Co., Ltd.	634,000	4,568,088
	Nissei Plastic Industrial Co., Ltd.	326,900	1,527,656
#	Nisshin Fudosan Co., Ltd.	137,000	822,643
	Nissho Electronics Corp.	302,200	1,634,118
	Nissin Corp.	249,000	767,970
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,811,251
	Nissui Pharmaceutical Co., Ltd.	239,800	1,526,088
	Nittan Valve Co., Ltd.	104,200	539,091
#	Nittetsu Mining Co., Ltd.	2,032,000	10,297,873
	Nitto FC Co., Ltd.	243,000	1,213,049
	Nitto Flour Milling Co., Ltd.	370,000	1,105,746
*	Nittoc Construction Co., Ltd.	328,000	205,670
*	Niws Co. HQ, Ltd.	18,328	16,373
	Noda Corp.	135,500	351,818
	Nohmi Bosai, Ltd.	377,000	2,571,504
#	Noritsu Koki Co., Ltd.	438,700	5,993,880
#	Noritz Corp.	89,100	1,091,613
	Obayashi Road Corp.	671,000	1,057,587
	Odakyu Construction Co., Ltd.	183,000	414,247
	OHBA Co., Ltd.	42,000	50,252
	Oie Sangyo Co., Ltd.	12,700	93,722
	Okabe Co., Ltd.	592,000	2,913,049
#	Okumura Corp.	3,638,000	15,793,893
#	Okura Industrial Co., Ltd.	1,021,000	2,857,590
	Olympic Corp.	377,000	2,103,240
#	Omikenshi Co., Ltd.	689,000	503,175
#	Onoken Co., Ltd.	205,000	3,481,602
#	Oriental Shiraishi Corp.	390,400	918,614
	Oriental Yeast Co., Ltd.	269,000	1,453,286
	Original Engineering Consultants Co., Ltd.	57,500	132,428
	Osaka Organic Chemical Industry, Ltd.	21,000	118,493
	Osaka Steel Co., Ltd.	630,800	9,313,202
	Oyo Corp.	505,700	6,788,183
#	P.S. Mitsubishi Construction Co., Ltd.	305,500	640,801
	Pacific Industrial Co., Ltd.	1,106,000	4,439,707
#	PanaHome Corp.	535,000	3,068,218
#	Paramount Bed Co., Ltd.	324,000	4,409,265
# *	Penta-Ocean Construction Co., Ltd.	4,120,500	7,194,461
#	Piolax, Inc.	205,300	4,205,523

32

#	Raito Kogyo Co., Ltd.	1,098,000	2,583,028
# *	Renown, Inc.	1,059,260	3,465,533
	Rheon Automatic Machinery Co., Ltd.	305,000	1,012,520
#	Rhythm Watch Co., Ltd.	3,175,000	3,705,291
	Ricoh Elemex Corp.	229,000	2,083,905
	Ricoh Leasing Co., Ltd.	23,600	568,857
	Rikei Corp.	163,500	218,692
	Riken Technos Corp.	851,000	2,050,987
	Riken Vitamin Co., Ltd.	50,900	1,539,499
#	Royal Co., Ltd.	48,000	516,499
	Ryoden Trading Co., Ltd.	633,000	4,532,455
	Ryosan Co., Ltd.	688,200	15,738,155
#	Ryoyo Electro Corp.	623,100	6,154,181
	S Foods, Inc.	59,500	428,283
*	Sagami Co., Ltd.	415,000	464,353
	Sakai Chemical Industry Co., Ltd.	1,552,000	6,245,403
#	Sakai Heavy Industries, Ltd.	748,000	1,717,269
	Sakata INX Corp.	187,000	751,268
#	Sakata Seed Corp.	794,100	11,997,268
#	Sala Corp.	341,500	1,544,598
	San-Ai Oil Co., Ltd.	1,238,000	5,290,030
	Sanden Corp.	2,669,000	13,109,447
# *	Sanix, Inc.	1,402,100	4,520,850
	Sanken Electric Co., Ltd.	493,000	3,062,242
#	Sanki Engineering Co., Ltd.	1,551,000	11,603,492
	Sanko Co., Ltd.	67,000	317,747
#	Sanko Metal Industrial Co., Ltd.	218,000	451,998
#	Sankyo Seiko Co., Ltd.	708,700	1,963,528
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	4,866,047
#	Sanoh Industrial Co., Ltd.	318,600	2,264,356
	Sanritsu Corp.	111,500	915,095
	Sanshin Electronics Co., Ltd.	663,000	7,363,739
	Sanyo Denki Co., Ltd.	103,000	478,520
	Sanyo Engineering & Construction, Inc.	201,000	765,799
	Sanyo Industries, Ltd., Tokyo	714,000	1,490,224
	Sato Shoji Corp.	145,800	1,276,438
	Satori Electric Co., Ltd.	98,560	801,366
#	Saxa Holdings, Inc.	1,019,000	1,777,806
	Seibu Electric Industry Co., Ltd.	286,000	1,378,852
	Seino Holdings Co., Ltd.	984,000	5,846,535
#	Sekisui Jushi Co., Ltd.	642,000	5,314,254
	Sekisui Plastics Co., Ltd.	1,583,000	4,760,767
	Sekonic Corp.	100,000	249,695
#	Senko Co., Ltd.	1,285,000	4,731,641
#	Senshukai Co., Ltd.	196,100	1,467,945
*	Seven Seas Holdings Co., Ltd.	697,000	594,964
	Shibuya Kogyo Co., Ltd.	132,000	1,048,855
	Shiga Bank, Ltd.	246,000	1,622,436
#	Shikibo, Ltd.	3,842,000	6,239,699

33

	Shikoku Bank, Ltd.	2,625,000	12,030,715
	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	5,314,335
#	Shimizu Bank, Ltd.	194,400	8,503,911
	Shin Nippon Air Technologies Co., Ltd.	357,220	2,461,964
	Shinagawa Refractories Co., Ltd.	758,000	2,113,935
#	Shindengen Electric Manufacturing Co., Ltd.	738,000	2,464,123
#	Shinkawa, Ltd.	64,600	918,815
*	Shinki Co., Ltd.	39,000	48,090
#	Shinko Shoji Co., Ltd.	340,200	3,506,043
#	Shinko Wire Co., Ltd.	501,000	1,016,105
#	Shinmaywa Industries, Ltd.	2,597,000	10,354,190
#	Sho-Bond Corp	376,300	4,640,391
#	Shobunsha Publications, Inc.	301,400	2,121,512
	Shoei Foods Corp.	177,000	746,010
	Showa Corp.	857,600	6,746,902
#	Showa Sangyo Co., Ltd.	146,000	395,963
#	Showa Tansan Co., Ltd.	215,000	799,609
*	Silver Ox, Inc.	206,000	242,168
	Sinanen Co., Ltd.	983,000	3,756,270
	Sintokogio, Ltd.	299,000	2,930,523
	SKY Perfect JSAT Corp.	6,352	2,995,351
	SNT Corp.	553,500	3,346,707
	Soda Nikka Co., Ltd.	324,000	1,202,208
*	Solid Group Holdings Co., Ltd.	1,257,000	608,258
	Somar Corp.	191,000	534,610
	Sonton Food Industry Co., Ltd.	110,000	823,806
#	Sotoh Co., Ltd.	36,000	374,781
	Space Co., Ltd.	47,160	352,448
#	Starzen Corp.	122,000	258,182
	Subaru Enterprise Co., Ltd.	247,000	786,935
	Sugimoto & Co., Ltd.	96,700	1,180,769
#	Suminoe Textile Co., Ltd.	804,000	1,648,298
#	Sumitomo Densetsu Co., Ltd.	515,200	3,394,095
	Sumitomo Forestry Co., Ltd.	455,334	3,723,861
	Sumitomo Osaka Cement Co., Ltd.	6,040,000	13,856,488
	Sumitomo Pipe & Tube Co., Ltd.	569,000	4,743,008
#	Sumitomo Precision Products Co., Ltd.	354,000	1,263,566
	Sumitomo Warehouse Co., Ltd.	661,000	3,337,835
*	Sun Wave Corp.	702,000	1,039,100
#	Suruga Corp.	217,700	679,693
#	SWCC Showa Holdings Co., Ltd.	6,737,000	9,838,837
	Tachibana Eletech Co., Ltd.	216,900	1,775,891
	Tachikawa Corp.	188,400	770,758
#	Tachi-S Co., Ltd.	789,910	8,092,172
	Taihei Dengyo Kaisha, Ltd.	916,000	7,849,625
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	2,269,162
#	Taiho Kogyo Co., Ltd.	290,500	4,209,556
#	Taikisha, Ltd.	941,900	13,871,860
#	Taisei Rotec Corp.	1,142,000	1,755,485

34

	Takada Kiko Co., Ltd.	302,000	693,492
	Takagi Securities Co., Ltd.	569,000	1,345,016
	Takamatsu Corp.	18,500	239,141
#	Takano Co., Ltd.	305,800	2,580,134
#	Takaoka Electric Manufacturing Co., Ltd.	117,000	151,056
#	Takara Standard Co., Ltd.	1,785,000	9,872,670
#	Takasago Thermal Engineering Co., Ltd.	1,376,000	12,377,241
	Takigami Steel Construction Co., Ltd.	199,000	586,151
#	Takiron Co., Ltd.	1,055,000	2,834,053
#	Takuma Co., Ltd.	1,217,000	3,837,867
	Tamura Corp.	1,225,000	4,811,327
	Tanseisha Co., Ltd.	207,000	621,937
#	Tasaki Shinju Co., Ltd.	776,000	2,389,111
	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,912,302
	Tayca Corp.	735,000	2,190,917
#	TBK Co., Ltd.	190,000	899,659
	TDF Corp.	24,000	61,272
	Techno Associe Co., Ltd.	171,900	1,850,467
	Techno Ryowa, Ltd.	206,700	1,223,634
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	975,475
# *	Tekken Corp.	2,646,000	3,145,564
# *	Ten Allied Co., Ltd.	212,300	658,980
	Tenma Corp.	576,100	7,516,665
	Teraoka Seisakusho Co., Ltd.	166,300	1,050,985
	The Aichi Bank, Ltd.	134,800	11,499,901
	The Akita Bank, Ltd.	3,688,000	17,008,814
	The Aomori Bank, Ltd.	1,350,000	5,649,131
	The Awa Bank, Ltd.	748,000	4,634,702
#	The Bank of Iwate, Ltd.	306,100	19,606,637
	The Bank of Nagoya, Ltd.	1,305,706	8,849,245
	The Bank of Okinawa, Ltd.	175,800	6,672,984
	The Bank of Saga, Ltd.	2,108,000	7,981,393
	The Chukyo Bank, Ltd.	2,341,000	6,952,470
# *	The Daiei, Inc.	941,850	6,944,238
	The Daisan Bank, Ltd.	1,670,000	5,973,266
	The Daishi Bank, Ltd.	809,000	3,523,665
	The Daito Bank, Ltd.	1,673,000	1,524,292
	The Ehime Bank, Ltd.	1,719,000	6,035,176
	The Eighteenth Bank, Ltd.	3,966,000	15,015,796
	The Fukui Bank, Ltd.	567,000	1,775,543
	The Higo Bank, Ltd.	294,000	1,953,084
	The Hokkoku Bank, Ltd.	441,000	1,837,153
#	The Hokuetsu Bank, Ltd.	3,237,000	7,986,500
	The Hyakugo Bank, Ltd.	575,000	3,803,444
	The Hyakujishi Bank, Ltd.	673,000	4,202,957
#	The Japan Wool Textile Co., Ltd.	338,000	3,060,407
	The Kagawa Bank, Ltd.	1,702,000	10,708,152
	The Kagoshima Bank, Ltd.	1,744,500	14,899,779
#	The Kanto Tsukuba Bank, Ltd.	439,100	2,534,621

35

#	The Kita-Nippon Bank, Ltd.	147,800	5,273,087
	The Kodensha Co., Ltd.	156,000	346,181
	The Michinoku Bank, Ltd.	2,788,000	8,836,001
	The Miyazaki Bank, Ltd.	2,824,260	12,568,754
	The Nagano Bank, Ltd.	1,477,000	3,981,157
	The Nanto Bank, Ltd.	1,339,000	8,516,954
	The Nippon Road Co., Ltd.	1,591,000	2,671,573
	The Nisshin Oillio Group, Ltd.	1,533,000	7,119,255
	The Ogaki Kyoritsu Bank, Ltd.	299,000	1,688,372
	The Oita Bank, Ltd.	2,581,000	17,514,175
	The San-in Godo Bank, Ltd.	1,415,000	13,173,325
	The Yasuda Warehouse Co., Ltd.	163,700	1,366,736
	Tigers Polymer Corp.	310,600	1,574,217
# *	Toa Corp.	5,695,000	6,163,556
#	Toa Doro Kogyo Co., Ltd.	640,000	1,282,576
#	Toabo Corp.	134,000	123,252
#	Tochigi Bank, Ltd.	2,756,000	18,335,893
#	Toda Corp.	976,000	4,113,153
#	Toda Kogyo Corp.	682,000	2,608,009
#	Todentu Corp.	694,000	1,428,661
	Toenec Corp.	1,061,000	5,631,968
	Toho Bank, Ltd.	2,247,000	10,000,882
	Tohoku Bank, Ltd.	1,528,000	2,523,113
*	Tohoku Misawa Homes Co., Ltd.	110,000	295,885
#	Tohto Suisan Co., Ltd.	916,000	1,572,723
	Tokai Lease Co., Ltd.	505,000	1,039,579
	Tokai Senko K.K., Nagoya	360,000	410,137
	Toko Electric Corp.	365,000	928,673
# *	Toko, Inc.	3,483,000	6,980,021
	Tokushima Bank, Ltd.	1,081,000	6,204,505
#	Tokushu Tokai Holdings Co., Ltd.	1,081,220	2,217,626
	Tokyo Biso Kogyo Corp.	43,000	273,411
	Tokyo Denpa Co., Ltd.	3,500	36,729
	Tokyo Energy & Systems, Inc.	617,000	3,370,657
	Tokyo Ohka Kogyo Co., Ltd.	126,100	2,449,472
#	Tokyo Rope Manufacturing Co., Ltd.	4,043,000	9,092,938
	Tokyo Sangyo Co., Ltd.	514,500	1,599,923
	Tokyo Soir Co., Ltd.	202,000	562,118
#	Tokyo Style Co., Ltd.	1,493,000	14,753,647
	Tokyu Recreation Co., Ltd.	296,000	1,750,174
#	Tokyu Store Chain Corp.	304,000	1,616,431
	Toli Corp.	912,000	1,703,667
	Tomato Bank, Ltd.	1,370,000	3,002,957
#	Tomen Electronics Corp.	107,500	1,201,794
#	Tomoe Corp.	776,100	1,473,879
#	Tomoku Co., Ltd.	1,038,000	2,305,338
#	Tonami Transportation Co., Ltd.	1,509,000	3,410,066
# *	Tonichi Carlife Group, Inc.	129,000	145,715
	Topre Corp.	110,000	1,007,159

36

	Topy Industries, Ltd.	871,000	2,711,646
#	Torigoe Co., Ltd.	78,000	536,426
	Torii Pharmaceutical Co., Ltd.	282,100	4,118,085
	Tosho Printing Co., Ltd.	772,000	1,946,738
	Totenko Co., Ltd.	310,000	553,178
#	Totetsu Kogyo Co., Ltd.	454,000	2,871,100
*	Totoku Electric Co., Ltd.	1,034,000	1,335,049
#	Tottori Bank, Ltd.	1,183,000	3,142,374
#	Touei Housing Corp.	36,100	240,683
# *	Towa Bank, Ltd.	578,000	592,448
	Towa Real Estate Development Co., Ltd.	123,500	134,857
	Toyo Ink Manufacturing Co., Ltd.	2,474,000	9,486,412
	Toyo Kanetsu K.K.	245,000	513,822
	Toyo Kohan Co., Ltd.	2,110,000	10,616,044
#	Toyo Machinery & Metal Co., Ltd.	82,700	327,298
#	Toyo Tire & Rubber Co., Ltd.	293,000	1,156,818
#	Toyo Wharf & Warehouse Co., Ltd.	991,000	1,805,646
#	Trusco Nakayama Corp.	94,600	1,470,208
	Tsubakimoto Kogyo Co., Ltd.	15,000	54,345
	Tsudakoma Corp.	751,000	1,608,939
#	Tsukamoto Co., Ltd.	182,000	210,791
#	Tsukishima Kikai Co., Ltd.	392,000	3,210,183
	Tsurumi Manufacturing Co., Ltd.	236,000	1,767,491
#	Tsutsumi Jewelry Co., Ltd.	256,100	5,213,991
	Tsuzuki Denki Co., Ltd.	376,000	1,416,097
#	Tsuzuki Densan Co., Ltd.	75,700	269,865
	TTK Co., Ltd.	136,000	679,974
#	TYK Corp.	690,000	1,452,815
	U. Store Co., Ltd.	142,000	1,225,882
#	Uchida Yoko Co., Ltd.	1,054,000	4,419,062
#	Ueki Corp.	408,000	568,177
#	Uniden Corp.	1,472,000	8,538,447
# *	Union Holdings Co., Ltd.	1,450,600	261,278
#	U-Shin, Ltd.	551,300	4,008,449
# *	Victor Co. of Japan, Ltd.	5,774,000	12,076,232
	Vital-Net, Inc.	371,600	2,505,577
# *	Wakachiku Construction Co., Ltd.	3,477,000	2,738,451
#	Warabeya Nichiyo Co., Ltd.	65,500	828,942
	Wavelock Holdings Co., Ltd.	9,100	34,814
	Wondertable, Ltd.	78,000	92,386
#	Wood One Co., Ltd.	504,000	2,933,757
	Yahagi Construction Co., Ltd.	41,000	246,438
	Yaizu Suisankagaku Industry Co., Ltd.	17,400	169,320
#	Yamagata Bank, Ltd.	2,666,000	15,988,226
	Yamaichi Electronics Co., Ltd.	405,200	1,453,578
	Yamamura Glass Co., Ltd.	2,338,000	4,883,722
	Yamanashi Chuo Bank, Ltd.	1,465,000	8,829,338
#	Yamatane Corp.	428,000	909,648
	Yamato Corp.	332,000	856,832

37

#	Yamato International, Inc.	72,000	376,489
	Yamaura Corp.	155,500	340,210
	Ye Data, Inc.	34,000	66,840
#	Yellow Hat, Ltd., Tokyo	384,500	1,822,721
	Yodogawa Steel Works, Ltd.	3,670,000	20,121,157
#	Yokogawa Bridge Holdings Corp.	821,000	4,767,243
	Yokohama Reito Co., Ltd.	1,078,000	7,772,117
	Yondenko Corp.	438,650	2,512,774
	Yonekyu Corp.	99,000	1,239,395
#	Yonex Co., Ltd.	149,000	1,145,164
#	Yorozu Corp.	63,800	926,988
	Yuasa Funashoku Co., Ltd.	532,000	1,382,781
	Yuki Gosei Kogyo Co., Ltd.	201,000	558,480
#	Yuraku Real Estate Co., Ltd.	376,000	1,714,041
	Yurtec Corp.	1,097,000	6,645,954
TOTAL COMMON STOCKS			2,045,021,933

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			2,045,021,933

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	201,000	—
*	Rekapacific Berhad	130,000	—
TOTAL COMMON STOCKS			—

RIGHTS/WARRANTS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares	28,880	11,848

TOTAL — MALAYSIA			11,848

NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
	Batenburg Beheer NV	3,445	309,988
# *	BE Semiconductor Industries NV	533,353	2,756,175
*	Begemann Groep NV Series B	17,072	531
	Boskalis Westminster CVA	11,457	695,253
#	Corporate Express NV	2,022,989	26,654,532
	Crown Van Gelder NV	47,954	957,895
# *	Crucell NV	515,366	9,841,202
	DOCdata NV	24,290	255,170
#	Draka Holding NV	231,553	8,947,418
#	Eriks Group NV	12,725	894,002
	Gamma Holding NV	75,648	5,156,903
	Grontmij NV	17,593	812,496

38

#	Heijmans NV	454,438	13,999,985
	Kas Bank NV	216,806	9,884,142
#	Kendrion NV	5,168	139,247
	Koninklijke Ten Cate NV	185,980	6,675,732
*	Maverix Capital NV	900	—
*	Newfound NV	44,000	7,949
	Nutreco Holding NV	1,019,539	74,060,534
#	Oce NV	2,295,691	32,340,190
	OPG Groep NV	73,752	1,802,833
*	Qurius NV	58,710	61,127
	Randstad Holdings NV	113,609	4,952,153
	Royal Reesink NV	2,110	334,621
*	RSDB NV	22,605	1,334,975
*	Samas NV	321,482	1,715,989
	Smit Internationale NV	58,062	6,500,488
#	Telegraaf Media Groep NV	61,247	2,139,919
*	Textielgroep Twenthe NV	1,200	4,667
	TKH Group NV	106,796	2,857,486
*	Tulip Computers NV	30,190	190,757
	USG People NV	125,107	2,858,292
# *	Van der Moolen Holding NV	793,825	4,035,001
*	Wavin NV	46,048	556,525
TOTAL COMMON STOCKS			223,734,177

RIGHTS/WARRANTS — (0.0%)
*	Eriks Group NV Coupons	12,725	—
*	Smit Internationale NV Coupons	58,062	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			223,734,177

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	4,822,896	1,514,753
	Air New Zealand, Ltd.	1,189,761	1,082,509
	CDL Investments New Zealand, Ltd.	1,057,738	323,879
	Colonial Motor Co., Ltd.	207,470	528,666
#	Fisher & Paykel Appliances Holdings, Ltd.	2,889,195	5,277,971
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	1,652,204
	Northland Port Corp. (New Zealand), Ltd.	24,300	53,343
*	Pan Pacific Petroleum NL	748,157	205,664
	Port of Tauranga, Ltd.	17,979	93,566
#	Pyne Gould Guinness, Ltd.	1,805,503	3,265,584
*	Richina Pacific, Ltd.	929,648	437,374
*	Rubicon, Ltd.	2,472,292	1,741,989
	Sanford, Ltd.	1,082,000	3,985,985
	South Port New Zealand, Ltd.	71,088	120,322
	Taylors Group, Ltd.	42,000	48,012
*	Tenon, Ltd.	372,153	248,357

39

	Tourism Holdings, Ltd.	1,467,544	1,952,412
#	Tower, Ltd.	3,248,573	5,625,757

TOTAL — NEW ZEALAND			28,158,347

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
# *	Aker Yards ASA	1,420,761	16,298,726
#	Aktiv Kapital ASA	190,065	2,971,266
#	Bonheur ASA	254,150	12,743,447
#	Camillo Eitze & Co. ASA	142,389	1,837,710
	Cermaq ASA	62,435	801,097
*	Copeinca ASA	960	7,989
#	DOF ASA	364,733	4,205,561
	EDB Business Partner ASA	8,600	60,658
# *	Eltek ASA	337,374	2,740,956
*	Ementor ASA	128,618	982,485
	Farstad Shipping ASA	207,448	5,722,804
	Ganger Rolf ASA	430,700	19,125,743
# *	Gregoire ASA	59,357	17,446
#	Havila Shipping ASA	30,700	524,002
*	IOT Holdings ASA	137,172	48,379
	Kongsberg Gruppen ASA	80,801	6,597,934
# *	Kverneland Group ASA	593,570	1,627,901
#	Leroy Seafood Group ASA	104,409	2,198,974
*	Marine Harvest	507,040	340,683
# *	Norse Energy Corp. ASA	1,412,000	2,190,645
*	Ocean Rig ASA	531,449	4,668,389
	Odfjell ASA Series A	313,396	4,879,199
# *	Otrum ASA	50,600	79,198
# *	Petrolia Drilling ASA	4,352,000	2,496,786
# *	Roxar ASA	34,000	38,354
# *	SAS AB	38,000	290,059
	Scana Industrier ASA	269,626	765,213
# *	Software Innovation ASA	234,659	458,765
#	Solstad Offshore ASA	358,822	9,939,394
	SpareBank 1 SMN	909,765	9,796,395
# *	Synnove Finden ASA	259,349	1,071,156
*	TGS Nopec Geophysical Co. ASA	675,747	10,724,748
	TTS Marine ASA	94,719	1,496,531
	Wilh. Wilhelmsen ASA	251,468	9,365,738

TOTAL — NORWAY			137,114,331

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
	Corticeira Amorim	2,297,331	5,581,232
	Finibanco Holdings SGPS SA	144,245	885,810
# *	Investimentos Participacoes e Gestao SA	1,382,154	1,740,736
*	Papelaria Fernandes-Industria e Comercia SA	2,000	8,401

40

#	Sonae Industria SGPS SA	265,699	1,549,437
*	Sonaecom SGPS SA	559,393	1,953,565
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	189,019
# *	Teixeira Duarte Engenharia e Construcoes SA	279,348	713,062

TOTAL — PORTUGAL			12,621,262

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
*	AEM Holdings, Ltd.	1,932,000	109,833
	Allgreen Properties, Ltd.	10,775,000	7,785,405
	Apollo Enterprises, Ltd.	240,000	392,900
*	Asia Food and Properties, Ltd.	1,901,000	1,019,789
	Auric Pacific Group, Ltd.	57,000	57,798
	Beyonics Technology, Ltd.	7,382,500	1,465,548
	Bonvests Holdings, Ltd.	1,314,280	1,060,475
	Brothers (Holdings), Ltd.	488,078	80,761
# *	Chartered Semiconductor Manufacturing, Ltd.	14,148,000	8,916,496
	Chemical Industries (Far East), Ltd.	40,000	24,884
	China Merchants Holdings Pacific, Ltd.	990,000	620,494
	Chuan Hup Holdings, Ltd.	7,392,000	2,057,750
	Cougar Logistics Corp., Ltd.	538,250	174,622
	Courts Singapore, Ltd.	760,000	281,717
#	Creative Technology Co., Ltd.	805,400	3,791,065
*	Eagle Brand Holdings, Ltd.	9,229,000	369,050
*	Eastern Asia Technology, Ltd.	1,205,000	76,485
*	Ellipsiz, Ltd.	720,000	106,070
	Eng Wah Organization, Ltd.	46,000	36,535
	Engro Corp., Ltd.	115,500	100,119
	Eucon Holdings, Ltd.	2,341,000	120,219
*	Excel Machine Tools, Ltd.	473,000	5,211
#	Federal International (2000), Ltd.	313,750	96,829
*	Firstlink Investments Corp., Ltd.	1,951,000	164,188
*	Fu Yu Corp., Ltd.	1,720,000	151,369
	GK Goh Holdings, Ltd.	2,295,000	1,690,063
	GP Batteries International, Ltd.	395,000	236,949
	GP Industries, Ltd.	1,370,808	474,511
	Grand Banks Yachts, Ltd.	288,750	194,770
#	Hi-P International, Ltd.	2,707,000	1,030,271
#	Ho Bee Investment, Ltd.	2,852,000	1,957,721
#	Hong Fok Corp., Ltd.	5,600,100	3,939,662
	Hong Leong Asia, Ltd.	105,000	184,158
#	Hotel Grand Central, Ltd.	1,960,462	1,427,654
	Hotel Plaza, Ltd.	1,203,000	1,635,953
#	Hotel Properties, Ltd.	1,721,500	3,875,225
	Hour Glass, Ltd.	793,320	561,905
	Huan Hsin Holdings, Ltd.	1,504,000	640,540
	Hwa Hong Corp., Ltd.	4,148,000	2,019,807
	IFS Capital, Ltd.	26,400	14,559

41

#	InnoTek, Ltd.	1,299,000	656,295
	Interra Resources, Ltd.	27,836	5,241
	Intraco, Ltd.	316,000	95,395
	IPC Corp., Ltd.	812,000	74,477
	Isetan (Singapore), Ltd.	171,000	497,519
#	Jurong Technologies Industrial Corp., Ltd.	3,391,000	822,543
	K1 Ventures, Ltd.	14,253,000	2,249,236
#	Kian Ann Engineering, Ltd.	1,291,500	167,108
#	Kim Eng Holdings, Ltd.	1,957,000	2,914,186
#	K-REIT Asia	181,480	196,412
#	Lafe Technology, Ltd.	4,407,200	373,600
	LC Development, Ltd.	2,179,800	401,910
	Lee Kim Tah Holdings, Ltd.	2,313,000	986,145
	Leeden, Ltd.	539,000	180,398
	Low Keng Huat Singapore, Ltd.	1,104,000	468,200
	Lum Chang Holdings, Ltd.	1,211,000	211,414
	Memtech International, Ltd.	3,073,000	362,804
	Metro Holdings, Ltd.	8,200,800	5,135,695
#	Natsteel, Ltd.	717,000	730,990
#	Orchard Parade Holdings, Ltd.	3,766,625	3,262,144
	Penguin International, Ltd.	3,453,000	471,833
	Pertama Holdings, Ltd.	105,000	32,052
	Popular Holdings, Ltd.	4,155,000	890,815
	PSC Corp., Ltd.	6,729,043	1,514,947
	QAF, Ltd.	3,277,000	1,055,982
	San Teh, Ltd.	844,000	329,176
	Sing Investments & Finance, Ltd.	84,000	94,795
	Singapore Land, Ltd.	1,136,000	5,227,438
	Singapore Reinsurance Corp., Ltd	3,080,110	714,872
	Singapore Shipping Corp., Ltd.	3,349,000	1,019,927
	Singapura Finance, Ltd.	105,000	123,282
	SNP Corp., Ltd.	389,500	431,887
#	Stamford Land Corp., Ltd.	4,308,000	2,242,136
#	Sunningdale Tech, Ltd.	10,793,000	1,397,612
	Sunright, Ltd.	196,000	37,231
	Superior Multi-Packaging, Ltd.	552,000	53,629
*	Thakral Corp., Ltd.	1,130,000	62,334
	TT International, Ltd.	4,579,900	470,683
	Tuan Sing Holdings, Ltd.	6,107,000	1,249,743
	UMS Holdings, Ltd.	4,751,000	853,941
#	United Engineers, Ltd.	1,933,666	5,680,083
	United Industrial Corp., Ltd.	7,075,000	15,456,256
	United Pulp & Paper Co., Ltd.	782,000	135,526
	UOL Group, Ltd.	3,262,000	9,379,696
#	WBL Corp., Ltd.	433,500	1,721,498
	Wheelock Properties, Ltd.	3,109,000	4,969,085
	Wing Tai Holdings, Ltd.	104,000	138,973
*	Zhongguo Jilong, Ltd.	667,943	21,698
TOTAL COMMON STOCKS			124,518,202

42

RIGHTS/WARRANTS — (0.0%)
*	Leeden, Ltd. Warrants 04/17/09	107,800	16,231
*	Singapura Finance, Ltd. Warrants 02/24/09	21,000	8,984
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	195,500	4,308
TOTAL RIGHTS/WARRANTS			29,523

TOTAL — SINGAPORE			124,547,725

SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
	Adolfo Dominguez SA	289	7,837
	Banco de Andalucia SA	443	40,274
# *	Baron de Ley SA	23,940	1,815,966
# *	Campofrio Alimentacion SA	76,633	1,223,367
#	Cementos Portland Valderrivas SA	49,569	4,681,562
	Construcciones y Auxiliar de Ferrocarriles SA	11,874	5,497,121
# *	Dogi International Fabrics SA	191,727	259,701
#	Ebro Puleva SA	1,492,857	30,049,483
# *	Ercros SA	8,895,732	3,875,099
*	Espanola del Zinc SA	53,703	186,058
*	Funespana SA	63,148	407,621
	Grupo Catalana Occidente SA	21,130	674,104
#	Grupo Empresarial Ence SA	1,898,486	17,510,493
#	Iberpapel Gestion SA	92,556	2,274,219
#	Inbesos SA	26,897	255,325
	Indo Internacional SA	13,502	65,960
#	La Seda de Barcelona SA	9,516,812	19,248,302
#	Lingotes Especiales SA	5,342	37,923
#	Miquel y Costas & Miquel SA	17,331	314,143
# *	NH Hoteles SA	901,562	13,980,727
*	Nicolas Correa SA	137,049	1,332,823
#	Papeles y Cartones de Europa SA	165,373	1,545,648
	Pescanova SA	125,431	6,755,473
#	Service Point Solutions SA	163,147	573,763
# *	Tavex Algodonera SA	371,018	924,040
# *	Tecnocom Telecomunicaciones y Energia SA	18,288	108,110
	Tubacex SA	652,085	7,416,399
	Tubos Reunidos SA	101,651	660,945
#	Unipapel SA	128,550	2,837,357
	Vidrala SA	11,424	383,326
	Viscofan SA	431,734	10,176,333
TOTAL COMMON STOCKS			135,119,502

RIGHTS/WARRANTS — (0.0%)
*	Papeles y Cartones de Europa SA Rights 11/20/07	152,652	170,991

TOTAL — SPAIN			135,290,493

43

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Acando AB	652,813	1,502,681
	AF AB Series B	19,700	640,901
*	Artimplant AB Series B	221,000	118,367
	Atrium Ljungberg AB Series B	16,800	196,718
	Beijer Alma AB	81,900	1,115,912
	Bergs Timber AB Series B	17,000	93,583
#	Bilia AB Series A	238,436	2,587,208
#	Billerud AB	782,666	7,014,821
# *	Biotage AB	539,253	760,362
	Boliden AB	217,550	2,459,920
	Bong Ljungdahl AB	64,100	416,311
*	Boras Waefveri AB Series B	13,400	23,659
*	Brostrom AB Series B	4,300	31,968
	Cantena AB	109,825	1,826,749
#	Cardo AB	284,640	7,761,255
*	Carl Lamm AB	78,960	785,559
	Castellum AB	1,462,724	16,107,693
	Cloetta AB Series B	18,600	659,378
#	Concordia Maritime AB Series B	256,700	987,709
	Consilium AB Series B	8,000	63,550
*	DORO AB	1,200	976
	Elos AB	29,600	300,985
*	Enea Data AB Series B	9,170	64,240
	Expanda AB	78,200	739,836
	Fabege AB	1,131,140	9,909,454
	Forshem Group AB Series B	29,600	170,836
	G & L Beijer AB Series B	96,600	2,844,489
	Geveko AB	36,600	518,640
	Gunnebo AB	28,600	231,222
	Gunnebo Industrier AB	4,840	96,472
#	Haldex AB	316,987	6,210,026
*	Home Capital AB	88,742	939,108
#	Home Properties AB	88,742	1,538,194
# *	IBS AB Series B	1,064,133	2,085,728
	Industrial & Financial Systems AB Series B	57,713	652,259
	Intellecta AB Series B	30,100	293,631
	Klovern AB	764,578	2,958,252
	Kungsleden AB	1,827,593	16,994,138
	Lagercrantz Group AB Series B	232,135	1,323,909
*	LBI International AB	20,000	80,376
#	Lennart Wallenstam Byggnads AB Series B	457,500	9,113,888
*	Micronic Laser Systems AB	54,422	263,198
#	NCC AB Series A	45,400	859,546
	NCC AB Series B	451,447	8,573,301
	Nolato AB Series B	101,700	992,103
	OEM International AB Series B	30,300	216,644

44

# *	Partnertech AB	36,982	230,580
	Peab AB Series B	58,234	524,588
	Peab Industri AB	29,117	307,337
	Poolia AB Series B	147,200	841,397
*	Precomp Solutions AB	6,500	2,418
*	Pricer AB Series B	502,376	50,260
	Proact It Group AB	132,500	881,388
	Profilgruppen AB	25,600	275,252
	Rederi AB Transatlantic Series B	340,535	2,647,096
	Rorvik Timber AB	30,600	193,888
# *	Rottneros Bruk AB	1,547,000	505,705
*	Scribona AB Series A	15,700	13,606
*	Scribona AB Series B	615,980	534,144
*	Semcon AB	19,410	246,138
	Skanditek Industrifoervaltnings AB	116,200	428,224
	Studsvik AB	38,200	761,982
# *	Teleca AB Series B	707,390	1,097,117
*	Teligent AB	199,500	12,314
#	Trelleborg AB Series B	1,445,214	27,009,905
*	Wedins Skor & Accessoarer AB	85,000	43,184
	Wihlborgs Fastigheter AB	123,508	2,436,350

TOTAL — SWEDEN			152,168,628

SWITZERLAND — (4.0%)
COMMON STOCKS — (4.0%)
	AFG Arbonia-Forster Holding AG	10,550	3,084,053
#	Allreal Holding AG	97,788	12,476,909
	Also Holding AG	9,450	514,704
*	Ascom Holding AG	160,800	1,628,110
	Baloise-Holding AG	316,202	35,997,206
	Bank Coop AG	11,560	870,159
	Banque Cantonale de Geneve	11,962	2,983,595
	Banque Cantonale du Jura	8,000	468,279
	Banque Cantonale Vaudoise	16,398	5,912,287
	Bobst Group AG	158,720	12,992,767
	Bossard Holding AG	11,265	911,161
	Bucher Industries AG	66,310	17,374,292
	Calida Holding AG	400	203,028
*	Card Guard AG	119,495	999,419
	Carlo Gavazzi Holding AG	7,890	1,460,125
	Charles Voegele Holding AG	94,443	8,468,835
	Ciba Specialty Chemicals AG	28,663	946,126
	Clariant AG	1,992,921	22,255,153
	Conzzeta Holdings AG	3,791	9,461,437
*	COS Computer Systems AG	34,269	401,461
*	Daetwyler Holding AG	161,600	11,702,833
	Emmi AG	37,875	5,104,944
	Energiedienst Holding AG	16	9,826

45

*	Escor Casino & Entertainment AG	4,000	100,130
	Feintol International Holding AG	6,555	2,107,725
	Flughafen Zuerich AG	49,800	21,867,241
#	Forbo Holding AG	34,708	17,024,840
	George Fisher AG	22,887	11,870,817
	Golay-Buchel Holding SA	125	302,886
	Gurit Holding AG	10,469	9,452,514
	Helvetia Holding AG	61,164	24,330,690
	Hexagon AB	52,500	1,081,545
	Implenia AG	260,675	8,477,402
#	Industrieholding Cham AG	12,361	4,928,425
	Intershop Holding AG	17,654	5,370,057
*	Jelmoli Holdings AG	5,337	13,846,210
*	Kardex AG	8,192	499,880
	Lem Holdings SA	6,640	2,038,776
	Medisize Holding AG	79,900	6,746,897
	Metraux Services Holdings SA	3,560	587,253
# *	Micronas Semiconductor Holding AG	117,835	1,004,181
*	Mikron Holding AG	35,788	439,559
	PSP Swiss Property AG	588,827	36,339,652
	PubliGroupe SA	1,069	273,027
	Romande Energie Holding SA	3,903	9,509,588
	Schweizerhall Holding AG	30,793	6,649,879
	Schweizerische National Versicherungs Gesellschaft	17,818	13,800,044
	Siegfried Holding AG	25,492	3,991,065
*	Sihl	750	2,159
*	Spirt Avert AG	250	2,496
	St. Galler Kantonalbank	6,370	2,967,652
	Swiss Prime Site AG	233,238	14,852,954
*	Tornos SA	16,000	224,945
*	UMS Schweizerische Metallwerke Holding AG	112,200	2,473,142
#	Valiant Holding AG	91,408	17,057,247
	Valora Holding AG	37,658	9,536,628
	Vaudoise Assurances Holdings SA	19,133	3,578,271
	WMH Walter Meier Holding AG	595	114,255
	Zehnder Holding AG	50	67,629
	Zueblin Immobilien Holding AG	407,766	3,748,001

TOTAL — SWITZERLAND			413,492,371

UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
	A & J Mucklow Group P.L.C.	318,685	2,134,200
	Abacus Group P.L.C.	344,986	263,520
*	Abbeycrest P.L.C.	114,547	28,363
	Aberdeen Asset Management P.L.C.	879,230	2,419,512
	Acal P.L.C.	320,064	1,231,992
*	Acambis P.L.C.	325,800	749,776
#	Aga Rangemaster Group P.L.C.	2,103,468	11,850,811

46

	Airea P.L.C.	280,105	84,808
*	Airflow Streamline P.L.C.	19,305	22,371
*	Alba P.L.C.	492,775	627,904
	Alexandra P.L.C.	383,995	644,365
	Alexon Group P.L.C.	223,601	310,161
*	Alphameric P.L.C.	1,136,368	416,245
	Alumasc Group P.L.C.	597,030	2,149,133
*	Amberley Group P.L.C.	71,000	11,779
	Amlin P.L.C.	13,628,903	78,377,439
	Anglo Pacific Group P.L.C.	1,021,597	4,297,813
	Anglo-Eastern Plantations P.L.C.	261,385	3,110,432
*	API Group P.L.C.	567,365	219,911
*	ARC International P.L.C.	2,696,225	1,281,706
	Arena Leisure P.L.C.	645,000	511,051
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	141,902
	Arriva P.L.C.	112,920	1,432,691
	Ashtead Group P.L.C.	4,464,543	6,755,581
*	Assura Group, Ltd.	9,110	18,459
*	Asterand P.L.C.	387,527	54,117
*	Autologic Holdings P.L.C.	455,119	433,816
	Avesco Group P.L.C.	84,124	133,313
	Avon Rubber P.L.C.	465,400	912,376
	BBA Aviation P.L.C.	1,666,536	4,735,311
*	Beale P.L.C.	96,298	60,027
	Beazley Group P.L.C.	7,213,475	19,561,928
*	Bede P.L.C.	283,000	3,588
	Bellway P.L.C.	3,481,205	42,936,565
*	Berkeley Technology, Ltd.	222,520	19,836
# *	Biocompatibles International P.L.C.	566,936	1,981,977
	Black Arrow Group P.L.C.	35,000	66,905
#	Blacks Leisure Group P.L.C.	164,821	495,538
	Bloomsbury Publishing P.L.C.	31,657	84,701
	Bodycote P.L.C.	10,063,146	46,104,691
	Bovis Homes Group P.L.C.	4,184,856	34,309,244
	Brewin Dolphin Holdings P.L.C.	40,713	105,932
	Brit Insurance Holdings P.L.C.	10,118,189	43,453,104
	British Polythene Industries P.L.C.	331,619	1,519,669
	BSS Group P.L.C.	180,302	1,317,097
	Caffyns P.L.C.	21,866	314,030
	Camellia P.L.C.	2,531	455,282
	Capital & Regional P.L.C.	2,167,450	12,788,453
*	Carbo P.L.C.	34,200	3,726
	Carclo P.L.C.	835,334	1,331,546
	Carillion P.L.C.	2,237,343	15,295,795
	Carr’s Milling Industries P.L.C.	81,009	1,139,639
	Castings P.L.C.	485,190	2,848,029
	Catlin Group, Ltd.	4,763,611	37,225,051
	Centaur Media P.L.C.	100,000	139,329

47

*	Chapelthorpe P.L.C.	160,984	68,219
	Charles Stanley Group P.L.C.	150,000	668,471
	Chesnara P.L.C.	14,119	44,192
	Churchill China P.L.C.	53,181	302,628
	City of London Group P.L.C.	34,000	56,575
#	Clinton Cards P.L.C.	3,574,154	3,456,228
	Close Brothers Group P.L.C.	1,618,850	18,449,040
*	CLS Holdings P.L.C.	1,113,083	7,611,089
	Colefax Group P.L.C.	96,000	325,196
	Collins Stewart P.L.C.	1,545,782	2,744,451
# *	Colt Telecom Group SA	3,217,998	10,905,663
	Communisis P.L.C.	2,367,053	3,215,166
	Computacenter P.L.C.	3,198,957	10,632,861
	Cookson Group P.L.C.	947,222	13,710,058
*	Coral Products P.L.C.	102,000	13,133
	Cosalt P.L.C.	213,194	1,534,144
*	Cradley Group Holdings P.L.C.	38,466	3,429
*	Creightons P.L.C.	250,000	12,381
	Creston P.L.C.	107,460	127,876
	Daejan Holdings P.L.C.	134,005	7,479,583
	Dart Group P.L.C.	917,504	372,590
	Davis Service Group P.L.C.	1,022,634	9,947,249
*	Dawson International P.L.C.	502,194	20,239
	Delta P.L.C.	2,590,506	6,510,187
	Development Securities P.L.C.	829,970	6,418,102
	Devro P.L.C.	30,573	48,370
	Dialight P.L.C.	299,486	1,060,556
#	Dimension Data Holdings P.L.C.	2,992,147	3,098,714
	Diploma P.L.C.	475,000	1,553,382
	DRS Data & Research Services P.L.C.	51,000	19,700
	DS Smith P.L.C.	12,895,987	34,280,992
	DSG International P.L.C.	13,004,777	15,004,761
	DTZ Holdings P.L.C.	19,645	76,386
	Dyson Group P.L.C.	155,000	227,147
*	easyJet P.L.C.	2,016,070	12,047,867
	Eleco P.L.C.	68,900	122,915
	Electronic Data Processing P.L.C.	271,803	314,973
	Elementis P.L.C.	10,581,775	15,339,289
*	Eliza Tinsley Group P.L.C.	145,967	26,023
	Ennstone P.L.C.	7,651,903	4,247,208
	Enodis P.L.C.	398,937	2,404,687
# *	Entertainment Rights P.L.C.	4,476,096	609,007
*	Erinaceous Group P.L.C.	371,424	12,140
*	Eurodis Electron P.L.C.	2,531,550	—
	Evolution Group P.L.C.	2,208,237	4,518,909
#	F&C Asset Management P.L.C.	6,573,090	21,161,108
	Fenner P.L.C.	272,000	1,376,579
	Filtronic P.L.C.	1,323,456	1,971,968
	Financial Objects P.L.C.	139,000	93,886

48

	FKI P.L.C.	1,411,446	2,372,978
*	Fortress Holdings P.L.C.	200,000	10,895
#	French Connection Group P.L.C.	420,997	734,953
	Fuller Smith & Turner P.L.C.	373,727	4,013,223
	Future P.L.C.	1,465,981	782,032
	FW Thorpe P.L.C.	19,149	225,639
	Galliford Try P.L.C.	374,637	335,135
	Game Group P.L.C.	2,952,330	16,540,313
*	Garton Engineering P.L.C.	6,000	—
*	Gaskell P.L.C.	40,000	1,981
	GB Group P.L.C.	707,131	471,723
	GCAP Media P.L.C.	1,549,064	6,864,405
	Genetix Group P.L.C.	50,000	61,557
*	Georgica P.L.C.	124,719	90,185
*	Gladstone P.L.C.	158,000	75,124
	GNE P.L.C.	60,517	177,606
	Greene King P.L.C.	3,287,988	35,214,461
	Guinness Peat Group P.L.C.	781,114	1,023,507
*	Hampton Trust P.L.C.	200,491	—
	Hardy Underwriting Group P.L.C.	869,609	4,474,491
	Harvey Nash Group P.L.C.	667,151	505,554
*	Hawtin P.L.C.	150,000	22,269
	Haynes Publishing Group P.L.C.	25,591	96,317
	Helical Bar P.L.C.	2,732,887	16,288,730
#	Henderson Group P.L.C.	12,413,150	31,456,642
	Henry Boot P.L.C.	1,137,852	3,067,051
*	Heywood Williams Group P.L.C.	1,023,641	379,470
*	Highbury House Communications P.L.C.	2,726,216	—
	Highway Insurance Holdings P.L.C.	2,965,429	2,941,171
	Hiscox, Ltd.	10,621,831	50,004,328
	HR Owen P.L.C.	117,528	280,538
	Huntsworth P.L.C.	2,240,266	2,763,098
*	Impellam Group P.L.C.	28,242	53,149
*	Instore P.L.C.	83,388	7,928
*	Intec Telecom Systems P.L.C.	1,861,142	1,752,505
	Intelek P.L.C.	555,250	192,664
	Intermediate Capital Group P.L.C.	202,511	6,404,599
*	Inveresk P.L.C.	756,409	108,662
	J. Smart & Co. (Contractors) P.L.C.	18,263	232,137
	James Cropper P.L.C.	38,601	141,687
	James Fisher & Sons P.L.C.	222,805	3,005,544
	James Halstead P.L.C.	108,570	1,169,474
	JJB Sports P.L.C.	6,169,618	13,563,236
	John David Group P.L.C.	45,672	320,055
	Johnson Service Group P.L.C.	237,916	130,995
#	Johnston Press P.L.C.	3,976,289	8,915,046
	KBC Advanced Technologies P.L.C.	622,919	669,305
	Kcom Group P.L.C.	6,516,635	5,675,517
	Kewill Systems P.L.C.	60,000	108,269

49

	Laird P.L.C.	547,781	5,385,525
*	Lambert Howarth Group P.L.C.	243,210	—
*	Lamont Holdings P.L.C.	100,000	1,238
#	Lavendon Group P.L.C.	634,590	3,114,160
*	Leeds Group P.L.C.	241,639	85,018
*	Leo Insurance P.L.C.	25,000	1,486
	Litho Supplies P.L.C.	113,000	80,427
	London Scottish Bank P.L.C.	364,051	79,373
	Lookers P.L.C.	1,344,875	2,166,978
	Low & Bonar P.L.C.	2,876,657	6,932,843
	Luminar Group Holdings P.L.C.	1,794,243	11,344,295
	Macfarlane Group P.L.C.	1,730,981	940,246
	Macro 4 P.L.C.	44,820	100,642
	Mallett P.L.C.	104,602	224,659
	Management Consulting Group P.L.C.	2,340,573	1,554,684
	Marshalls P.L.C.	95,709	379,047
	Marston’s P.L.C.	6,498,608	28,641,797
	McKay Securities P.L.C.	166,887	880,658
*	MDY Healthcare P.L.C.	16,000	13,309
	Metalrax Group P.L.C.	505,462	208,020
*	Mice Group P.L.C.	2,041,450	242,635
	Microgen P.L.C.	1,303,057	1,342,517
*	Mid-States P.L.C.	50,000	19,316
	Millennium and Copthorne Hotels P.L.C.	4,451,429	33,820,376
*	Minerva P.L.C.	4,113,629	8,246,744
	MJ Gleeson Group P.L.C.	645,704	2,431,410
	Molins P.L.C.	142,466	332,693
*	Monitise P.L.C.	101,664	20,107
	Morgan Crucible Co. P.L.C.	258,240	1,081,402
	Morse P.L.C.	92,435	88,902
	Moss Bros Group P.L.C.	494,059	396,834
	Mothercare P.L.C.	1,025,416	8,087,451
	MP Evans Group P.L.C.	95,900	806,783
	MS International P.L.C.	119,401	490,367
*	MWB Group Holdings P.L.C.	1,659,493	4,528,251
	N Brown Group P.L.C.	2,588,111	11,475,984
*	nCipher P.L.C.	346,348	1,150,476
	Nestor Healthcare Group P.L.C.	505,253	490,149
	Noble Investments (UK) P.L.C.	300	847
*	Nord Anglia Education P.L.C.	420,396	2,704,997
	Northamber P.L.C.	152,685	130,580
	Northgate P.L.C.	1,165,721	13,002,796
	Novae Group P.L.C.	278,795	1,960,081
*	NXT P.L.C.	48,000	15,269
	Opsec Security Group P.L.C.	571,366	560,198
	Oxford Instruments P.L.C.	463,280	2,128,920
*	Pace P.L.C.	949,592	1,664,573
	Panther Securities P.L.C.	45,000	317,898
*	Parity Group P.L.C.	8,400	4,496

50

	Pendragon P.L.C.	4,632,441	2,984,706
*	Penna Consulting P.L.C.	186,128	341,049
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	1,706,444
*	Pinnacle Staffing Group P.L.C.	953,519	73,192
*	Pittards P.L.C.	39,000	927
	Portmeirion Group P.L.C.	56,335	309,629
	Porvair P.L.C.	484,144	993,448
	Premier Foods P.L.C.	6,126,237	15,104,345
*	Pressac P.L.C.	429,000	6,374
	Primary Health Properties P.L.C.	132,630	812,237
*	Probus Estates P.L.C.	416,666	825
*	Provalis P.L.C.	2,427,440	14,426
	Psion P.L.C.	2,135,612	4,922,590
*	Quays Group P.L.C.	71,000	8,439
	Quintain Estates & Development P.L.C.	1,263,901	8,952,271
	Raven Mount P.L.C.	125,337	207,357
	Redrow P.L.C.	5,051,879	23,654,223
*	Redstone P.L.C.	369,451	433,680
*	Regent Inns P.L.C.	1,389,995	449,084
*	Renold P.L.C.	829,414	1,225,595
	Rensburg Sheppards P.L.C.	9,127	103,356
	RPC Group P.L.C.	1,104,736	4,318,834
	Rugby Estates P.L.C.	78,667	613,991
	S&U P.L.C.	7,000	55,454
*	Safeland P.L.C.	100,000	125,787
*	Sagittarius Professional Services P.L.C.	250,000	4,457
*	Scapa Group P.L.C.	1,927,891	1,149,498
*	SDL P.L.C.	57,530	363,338
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	8,162,831
*	SFI Holdings, Ltd. Series A	79,000	—
#	Signet Group P.L.C.	44,044,736	54,123,093
	Sinclair (William) Holdings P.L.C.	81,940	142,195
	Smiths News P.L.C.	259,297	480,699
*	SPG Media Group P.L.C.	300,000	46,073
*	Spirent Communications P.L.C.	3,417,559	4,449,621
*	Sportech P.L.C.	57,560	86,959
	Spring Group P.L.C.	762,757	699,553
	St Ives Group P.L.C.	2,361,553	9,553,996
	ST Modwen Properties P.L.C.	2,055,799	14,379,698
*	Stylo P.L.C.	5,293	2,805
	Swallowfield P.L.C.	60,849	107,362
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	4,457
	Taylor Wimpey P.L.C.	2,707,250	4,567,330
	TDG P.L.C.	1,622,894	8,569,337
*	Telspec P.L.C.	205,000	20,428

51

*	Terence Chapman Group P.L.C.	62,500	393
	Tex Holdings P.L.C.	11,000	22,635
*	The 600 Group P.L.C.	1,065,961	792,825
	The Berkeley Group Holdings P.L.C.	129,988	2,091,833
	The Cardiff Property P.L.C.	4,000	49,919
	The Character Group P.L.C.	31,478	79,482
	Thomas Cook Group P.L.C.	55,133	270,678
*	THUS Group P.L.C.	3,058,660	9,149,100
*	Tinopolis P.L.C.	349,887	314,970
	Titon Holdings P.L.C.	36,110	28,967
	Tomkins P.L.C.	5,634,803	20,208,614
*	Torotrak P.L.C.	44,048	19,227
	Town Centre Securities P.L.C.	346,073	1,482,625
*	Trafficmaster P.L.C.	838,238	631,429
	Travis Perkins P.L.C.	2,435,107	40,323,108
	Treatt P.L.C.	38,663	185,075
	Trifast P.L.C.	875,171	962,461
	Trinity Mirror P.L.C.	8,578,803	38,696,247
	TT electronics P.L.C.	2,113,734	5,138,656
*	UK Coal P.L.C.	1,860,967	20,764,828
	Umeco P.L.C.	283,900	3,207,291
	Unite Group P.L.C.	2,673,484	14,668,659
*	Vernalis P.L.C.	132,072	16,337
	Victoria P.L.C.	52,231	272,964
	Vislink P.L.C.	816,969	473,825
# *	Volex Group P.L.C.	246,843	435,166
	Vp P.L.C.	315,426	1,967,757
*	VTR P.L.C.	13,000	10,296
	Wagon P.L.C.	825,228	250,000
	Waterman Group P.L.C.	514,435	1,488,179
*	Watermark Group P.L.C.	30,469	5,134
*	Wembley P.L.C.	277,102	54,891
*	Westcity P.L.C.	456,507	205,332
*	Whitecroft P.L.C.	70,000	—
	William Ransom & Son P.L.C.	115,000	22,766
	Wilmington Group P.L.C.	422,000	1,597,322
*	Wilshaw Securities P.L.C.	28,000	2,149
#	Woolworths Group P.L.C.	23,421,549	4,874,788
	Workspace Group P.L.C.	526,921	1,914,260
	Young and Co.’s Brewery P.L.C. Series A	35,800	424,068
	Zetex P.L.C.	312,321	524,252
	Zotefoams P.L.C.	196,330	379,488
TOTAL COMMON STOCKS			1,344,911,451

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — UNITED KINGDOM			1,344,911,451

52

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $18,315,000 FHLMC 6.04%(r), 11/01/36, valued at $15,015,451) to be repurchased at $14,792,391	$14,790	14,790,000

SECURITIES LENDING COLLATERAL — (17.8%)
@	Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $763,915,000 FHLB 2.535%(y), 07/10/09; FHLMC 4.230%, 05/07/13; & FNMA 6.625%, 09/15/09, valued at $800,009,133) to be repurchased at $784,472,193	784,322	784,321,865
@	Repurchase Agreement, Deutsche Bank Securities 2.28%, 06/02/08 (Collateralized by $9,292,553 Treasury Bill 1.900%, 09/18/08, valued at $1,680) to be repurchased at $9,041,165	9,039	9,039,448
@	Repurchase Agreement, Greenwich Capital MBS 2.33%, 06/02/08 (Collateralized by $701,922,900 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 11/01/22 to 03/01/38, valued at $458,340,196) to be repurchased at $449,438,997	449,352	449,351,748
@	Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $888,836,867 FNMA, rates ranging from 4.002%(y) to 6.531%(y), maturities ranging from 12/01/33 to 06/01/42, valued at $612,000,641) to be repurchased at $600,118,000	600,000	600,000,000
TOTAL SECURITIES LENDING COLLATERAL			1,842,713,061

TOTAL INVESTMENTS - (100.0%) (Cost $9,324,471,752)			$10,332,846,110

See accompanying Notes to Financial Statements.

53

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

BRAZIL — (12.9%)
COMMON STOCKS — (2.8%)
	Cia de Saneamento do Parana	58,300	$110,757
	Companhia de Concessoes Radoviarias	158,000	3,177,485
	Companhia Siderurgica Nacional SA	42,000	2,047,710
#	Companhia Siderurgica Nacional SA Sponsored ADR	447,684	22,012,622
	Companhia Vale do Rio Doce ADR	361,200	14,368,536
	Empresa Brasileira de Aeronautica SA	98,400	925,014
	Empresa Brasileira de Aeronautica SA ADR	91,925	3,449,026
	Eternit SA	159,600	940,036
*	IdeiasNet SA	36,000	170,427
	Industrias Romi SA	18,000	210,821
	Perdigao SA	84,864	2,739,232
#	Perdigao SA ADR	22,800	1,497,960
	Petroleo Brasileiro SA ADR	20,600	1,245,064
	Petroleo Brasileiro SA ADR	31,400	2,213,700
	Souza Cruz SA	56,000	1,725,964
	Tractebel Energia SA	152,200	2,236,446
	Weg SA	169,000	2,239,133
TOTAL COMMON STOCKS			61,309,933

PREFERRED STOCKS — (10.1%)
	Aracruz Celulose SA Series B	90,000	805,656
#	Aracruz Celulose SA Sponsored ADR	44,800	4,065,152
	Banci Itau Holding Financeira SA	25,800	793,114
	Banco Bradesco SA	26,764	645,376
	Banco Bradesco SA Sponsored ADR	813,750	19,538,138
	Banco Itau Holding Financeira SA ADR	448,000	13,758,080
	Brasil Telecom Participacoes SA ADR	32,061	2,636,376
#	Brasil Telecom SA ADR	37,444	1,376,067
	Braskem SA Preferred A	58,000	469,278
#	Braskem SA Preferred A Sponsored ADR	96,385	1,568,184
	Centrais Electricas de Santa Catarina SA	45,450	1,327,313
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	16,234	765,920
	Companhia de Bebidas das Americas	22,214	1,548,766
	Companhia de Bebidas das Americas Preferred ADR	34,800	2,389,716
*	Companhia de Tecidos Norte de Minas	19,400	93,153
	Companhia Energetica de Minas Gerais	3,336	78,004
#	Companhia Energetica de Minas Gerais SA Sponsored ADR	214,487	5,070,474
	Companhia Energetica do Ceara Coelce Series A	1,300	17,104
	Companhia Paranaense de Energia-Copel Series B	34,380	629,472
#	Companhia Paranaense de Energia-Copel Sponsored ADR	69,900	1,267,287

1

	Companhia Vale do Rio Doce Series A	237,528	7,918,087
	Companhia Vale do Rio Doce Sponsored ADR	488,800	16,096,184
	Confab Industrial SA	210,330	879,342
	Contax Participacoes SA ADR	46,700	68,658
	Duratex SA	137,800	3,134,706
	Eletropaulo Metropolita SA Preferred A	17,720	346,120
	Forjas Taurus SA	144,210	913,227
	Gerdau SA	22,800	1,147,780
#	Gerdau SA Sponsored ADR	340,850	17,028,866
	Gol Linhas Aereas Inteligentes SA	65,000	1,007,870
	Investimentos Itau SA	1,852,048	13,333,835
	Klabin SA	971,000	3,838,629
	Lojas Americanas SA	184,600	1,481,113
	Mahle-Metal Leve SA Industria e Comercio	8,666	195,804
	Marcopolo SA	138,100	652,929
	Metalurgica Gerdau SA	197,450	13,657,009
*	Net Servicos de Comunicacao SA	45,223	652,279
	Net Servicos de Comunicacao SA Preferred ADR	91,194	1,309,546
*	Paranapanema SA	11,900	108,208
	Randon e Participacoes SA	73,100	795,493
	Sadia SA	330,000	2,791,761
#	Sadia SA ADR	109,666	2,795,403
	Sao Paulo Alpargatas SA	21,000	1,620,350
	Saraiva Livreiros Editores	16,700	332,665
	Suzano Papel e Celullose SA	205,905	3,797,817
	Suzano Petroquimica SA	190,963	1,302,047
	Tele Norte Celular Participacoes SA ADR	300	5,550
	Tele Norte Leste Participacoes SA	27,000	703,843
	Tele Norte Leste Participacoes SA ADR	141,900	3,672,372
	Telecomunicacoes de Sao Paulo SA	31,600	886,510
#	Telecomunicacoes de Sao Paulo SA ADR	68,900	1,940,224
	Telemar Norte Leste SA	69,300	4,089,829
	Telemig Celular Participacoes SA	3,498	105,123
	Telemig Celular Participacoes SA ADR	4,453	270,520
	Tim Participacoes SA	33,270	101,866
#	Tim Participacoes SA ADR	32,000	974,720
*	Trafo Equipamentos Electricos SA	54,900	79,996
	Ultrapar Participacoes SA	120,659	4,821,948
#	Ultrapar Participacoes SA Sponsored ADR	15,200	605,872
	Uniao de Industrias Petroquimicas SA Series B	867,609	928,153
	Unibanco-Uniao de Bancos Brasileiros SA ADR	91,947	14,423,726
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,370,437
	Usinas Siderurgicas de Minas Gerais SA Series A	330,300	17,768,982
*	Vivo Participacoes SA	318,951	2,208,047
# *	Vivo Participacoes SA ADR	589,500	4,132,395
	Votorantim Celulose e Papel SA	42,937	1,451,648
	Votorantim Celulose e Papel SA Sponsored ADR	142,100	4,783,086
	Whirlpool SA	51,787	122,901
TOTAL PREFERRED STOCKS			227,496,106

2

RIGHTS/WARRANTS — (0.0%)
*	IdeiasNet SA Rights 06/16/08	6,112	2,931
*	Investimentos Itau SA Rights 06/02/08	15,031	23,567
*	Vivo Participacoes SA Rights 06/27/08	7,093	—
TOTAL RIGHTS/WARRANTS			26,498

TOTAL — BRAZIL			288,832,537

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Aguas Andinas SA Series A	1,484,059	633,223
	Banco de Chile	1,722,617	142,521
	Banco de Chile Series F ADR	19,774	998,192
	Banco de Credito e Inversiones SA Series A	36,660	1,083,509
	Banco Santander Chile SA ADR	21,881	1,137,812
	Bancoco Santander Chile SA	988,793	49,393
	Banmedica SA	299,376	348,945
	CAP SA	94,979	3,172,886
	Cementos Bio-Bio SA	180,149	425,578
	Cintac SA	149,288	93,839
*	Colbun SA	7,317,565	1,538,600
	Compania Cervecerias Unidas SA	36,271	261,209
	Compania Cervecerias Unidas SA ADR	28,774	1,022,628
	Compania de Consumidores de Gas Santiago SA	24,536	111,764
	Compania de Telecomunicaciones de Chile SA Series A	58,608	98,808
	Compania General de Electricidad SA	147,411	1,058,494
	Compania SudAmericana de Vapores SA	807,318	1,302,261
	Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	1,431,931
	CorpBanca SA	144,924,645	888,944
	Corpbanca SA ADR	1,500	45,750
	Cristalerias de Chile SA	58,676	586,210
	Distribucion y Servicio D&S SA	705,881	262,841
#	Distribucion y Servicio D&S SA ADR	49,765	1,097,318
	Embotelladora Andina SA Series B	79,022	236,022
	Embotelladora Andina SA Series B ADR	10,900	194,020
	Empresa Nacional de Electricidad SA	351,708	602,468
	Empresa Nacional de Electricidad SA Sponsored ADR	72,100	3,673,495
	Empresa Nacional de Telecomunicaciones SA	121,071	1,851,911
	Empresas CMPC SA	122,353	4,291,077
	Empresas Copec SA	367,348	5,566,226
	Empresas Iansa SA	2,735,872	154,318
	Enersis SA	1,676,555	643,822
	Enersis SA Sponsored ADR	191,812	3,646,346
	Farmacias Ahumada SA	46,764	160,601
	Industrias Forestales SA	54,906	13,029
	Lan Airlines SA	33,980	415,087
#	Lan Airlines SA Sponsored ADR	14,200	172,388
	Madeco SA	4,797,247	534,192
#	Madeco SA Sponsored ADR	26,800	303,108
	Masisa SA	4,099,269	946,983
	Parque Arauco SA	571,982	589,304
	S.A.C.I. Falabella SA	280,132	1,498,469
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	70,000	2,382,800

3

	Soquimic Comercial SA	134,454	80,877
	Vina de Concha y Toro SA	328,967	623,082
#	Vina de Concha y Toro SA Sponsored ADR	4,900	185,710
	Vina San Pedro SA	16,383,152	109,119
TOTAL COMMON STOCKS			46,667,110

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series B	11,313	388,520

RIGHTS/WARRANTS — (0.0%)
*	Colbun SA Rights 06/25/08	1,331,462	86,741

TOTAL — CHILE			47,142,371

CHINA — (10.1%)
COMMON STOCKS — (10.1%)
#	Air China, Ltd.	1,380,000	1,032,299
	Aluminum Corp. of China, Ltd.	30,000	52,504
#	Aluminum Corp. of China, Ltd. ADR	34,200	1,496,250
	AMVIG Holdings, Ltd.	490,000	537,760
	Angang Steel Co., Ltd.	619,160	1,671,435
# *	Anhui Conch Cement Co., Ltd.	118,000	1,060,224
#	Anhui Expressway Co., Ltd.	228,000	169,628
*	AviChina Industry and Technology Co., Ltd.	696,000	108,272
# *	Bank of China, Ltd.	11,348,000	5,799,210
	Bank of Communications Co., Ltd.	2,782,000	3,654,492
	Baoye Group Co., Ltd.	142,000	90,087
#	Beijing Capital International Airport Co., Ltd.	1,404,000	1,444,455
#	Beijing Capital Land, Ltd.	522,000	179,323
	Beijing Enterprises Holdings, Ltd.	462,000	1,709,205
# *	Brilliance China Automotive Holdings, Ltd.	2,466,000	382,823
#	Byd Co., Ltd.	566,800	897,475
#	Catic Shenzhen Holdings, Ltd.	122,000	115,810
#	Chaoda Modern Agriculture	1,933,025	2,724,468
*	China Aerospace International Holdings, Ltd.	1,098,600	134,092
	China Construction Bank Corp.	13,425,000	11,986,215
	China COSCO Holdings Co., Ltd.	539,500	1,575,402
*	China Eastern Airlines Corp., Ltd.	310,000	139,168
#	China Everbright International, Ltd.	1,023,000	396,985
#	China Everbright, Ltd.	717,400	1,724,824
#	China Foods, Ltd.	942,000	455,315
#	China Gas Holdings, Ltd.	1,328,000	472,457
#	China Green (Holdings), Ltd.	375,000	495,761
*	China Haidian Holdings, Ltd.	770,000	62,246
#	China Infrastructure Machinery Holdings, Ltd.	447,000	522,831
	China Insurance International Holdings Co., Ltd.	467,000	1,330,752
	China Mengniu Dairy Co., Ltd.	590,000	1,850,938
	China Merchants Holdings (International) Co., Ltd.	800,000	3,457,767
*	China Mining Resources Group, Ltd.	2,234,000	244,188
	China Mobile, Ltd. Sponsored ADR	319,741	23,593,688

4

	China National Building Material Co., Ltd.	374,000	908,310
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	63,756	3,956,060
*	China Oilfield Services, Ltd.	440,000	857,499
	China Petroleum and Chemical Corp. (Sinopec)	48,000	48,484
	China Petroleum and Chemical Corp. (Sinopec) ADR	81,800	8,251,166
#	China Pharmaceutical Group, Ltd.	828,000	366,392
#	China Power International Development, Ltd.	1,633,000	553,207
	China Rare Earth Holdings, Ltd.	642,000	154,070
	China Resources Enterprise, Ltd.	1,092,000	3,625,327
	China Resources Power Holdings Co., Ltd.	1,074,000	2,986,684
	China Shenhua Energy Co., Ltd.	709,000	3,171,327
	China Shineway Pharmaceutical Group, Ltd.	133,000	98,953
#	China Shipping Container Lines Co., Ltd.	2,404,300	1,194,668
	China Shipping Development Co., Ltd.	354,000	1,204,101
# *	China Southern Airlines Co., Ltd. ADR	15,900	510,072
	China State Construction International Holdings, Ltd.	140,000	197,915
#	China Telecom Corp., Ltd. ADR	64,482	4,378,902
	China Travel International Investment Hong Kong, Ltd.	3,274,000	1,319,809
	China Unicom, Ltd.	42,000	99,458
	China Unicom, Ltd. ADR	272,600	6,212,554
	China Yurun Food Group, Ltd.	559,000	885,407
# *	Chongqing Iron and Steel Co., Ltd.	308,000	148,382
*	CITIC 21CN Co., Ltd.	1,604,000	105,000
	Citic Pacific, Ltd.	943,000	4,053,422
# *	CITIC Resources Holdings, Ltd.	1,490,000	847,682
	CNOOC, Ltd.	233,000	412,543
	CNOOC, Ltd. ADR	66,700	11,825,243
	CNPC (Hong Kong), Ltd.	2,840,000	1,493,167
#	Comba Telecom Systems Holdings, Ltd.	434,000	152,302
	COSCO International Holdings, Ltd.	664,000	407,779
	COSCO Pacific, Ltd.	1,152,000	2,185,423
#	Dalian Port (PDA) Co., Ltd.	906,000	587,394
	Datang International Power Generation Co., Ltd.	1,870,000	1,362,187
	Denway Motors, Ltd.	5,118,000	2,399,122
	Digital China Holdings, Ltd.	110,000	79,666
#	Dongfang Electric Co., Ltd.	78,000	270,350
	Dongfeng Motor Corp.	2,908,000	1,456,494
#	Dynasty Fine Wines Group, Ltd.	548,000	113,971
*	Enerchina Holdings, Ltd.	237,900	8,850
	First Tractor Co., Ltd.	170,000	74,699
#	FU JI Food & Catering Services	252,000	317,330
#	Geely Automobile Holdings, Ltd.	2,370,000	285,761
*	Genting International P.L.C.	124,600	55,844
	Global Bio-Chem Technology Group Co., Ltd.	1,620,000	692,224
#	Golden Eagle Retail Group, Ltd.	444,000	455,398
	GOME Electrical Appliances Holdings, Ltd.	3,568,000	2,176,307
	Great Wall Motor Co., Ltd.	230,500	231,520
*	Great Wall Technology Co., Ltd.	296,000	63,853
	Guangdong Investment, Ltd.	2,512,000	1,170,282
#	Guangshen Railway Co., Ltd. Sponsored ADR	26,827	679,260
	Guangzhou Pharmaceutical Co., Ltd.	102,000	91,625
#	Guangzhou R&F Properties Co., Ltd.	553,600	1,341,168

5

#	Guangzhou Shipyard International Co., Ltd.	90,000	305,909
	GZI Transport, Ltd.	560,000	279,278
	Hainan Meilan International Airport Co., Ltd.	90,000	108,440
*	Harbin Power Equipment Co., Ltd.	772,000	1,454,857
#	Hengan International Group Co., Ltd.	250,000	907,761
#	HKC (Holdings), Ltd.	4,049,213	815,992
#	Hopson Development Holdings, Ltd.	746,000	1,594,180
#	Huadian Power International Corp.	1,290,000	423,874
	Huaneng Power International, Inc. ADR	58,200	1,963,668
#	Hunan Non-Ferrous Metal Corp., Ltd.	1,866,000	625,071
*	Industrial and Commercial Bank of China (Asia), Ltd.	20,509,000	15,361,468
	Jiangsu Express Co., Ltd.	1,096,000	835,426
#	Jiangxi Copper Co., Ltd.	518,000	1,192,556
#	Kingway Brewery Holdings, Ltd.	594,000	112,798
	Lenova Group, Ltd.	2,568,000	1,885,550
#	Li Ning Co., Ltd.	338,000	952,131
	Lianhua Supermarket Holdings Co., Ltd.	109,000	150,867
	Lingbao Gold Co., Ltd.	144,000	68,701
	Maanshan Iron and Steel Co., Ltd.	1,730,000	1,296,091
	Mingyuan Medicare Development Co., Ltd.	930,000	148,050
	Minmetals Resources, Ltd.	944,000	436,300
#	Neo-China Land Group (Holdings), Ltd.	461,000	300,682
#	Nine Dragons Paper Holdings, Ltd.	1,296,000	1,413,260
#	PetroChina Co., Ltd. ADR	90,600	12,915,030
#	PICC Property and Casualty Co., Ltd.	2,036,000	1,593,995
	Ping An Insurance (Group) Co. of China, Ltd.	676,500	5,655,760
	Qingling Motors Co., Ltd.	514,000	93,670
# *	Semiconductor Manufacturing International Corp.	4,920,000	312,312
*	Semiconductor Manufacturing International Corp. ADR	232,743	777,362
#	Shandong Molong Petroleum Machinery Co., Ltd.	496,000	57,906
*	Shanghai Electric Group Co., Ltd.	2,866,000	1,701,822
	Shanghai Industrial Holdings, Ltd.	551,000	2,040,987
#	Shanghai Prime Machinery Co., Ltd.	302,000	79,019
	Shenji Kunming Machine Tool Co., Ltd.	26,000	27,685
#	Shenzhen Expressway Co., Ltd.	744,000	440,302
	Shenzhen International Holdings, Ltd.	7,102,500	765,376
	Shenzhen Investment, Ltd.	2,020,000	835,135
	Shenzhou International Group	267,000	76,926
	Shimao Property Holdings, Ltd.	1,531,000	2,555,106
	Shougang Concord International Enterprises Co., Ltd.	2,636,000	941,838
#	Sichuan Expressway Co., Ltd.	382,000	125,980
	SinoCom Software Group, Ltd.	232,000	41,678
#	Sinofert Holdings, Ltd.	1,174,000	904,029
#	Sinolink Worldwide Holdings, Ltd.	1,592,000	290,236
	Sinopec Kantons Holdings, Ltd.	592,000	111,515
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	20,388	830,199
# *	Sinopec Yizheng Chemical Fibre Co., Ltd.	1,600,000	349,378
	Sinotrans, Ltd.	1,633,000	438,274
	Skyworth Digital Holdings, Ltd.	950,000	107,263
	SRE Group, Ltd.	1,324,000	210,638
#	Stone Group Holdings, Ltd.	1,004,000	77,413
# *	TCL Communication Technology Holdings, Ltd.	1,914,000	61,373

6

*	TCL Multimedia Technology Holdings, Ltd.	2,698,000	127,918
#	Tianjin Capital Environmental Protection	196,000	74,255
	Tianjin Development Holdings, Ltd.	412,000	304,237
# *	Towngas China Co., Ltd.	780,000	395,440
#	TPV Technology, Ltd.	1,468,000	904,235
#	Travelsky Technology, Ltd.	545,000	432,915
#	Tsingtao Brewery Co., Ltd.	180,000	458,159
	Weichai Power Co., Ltd.	111,000	556,764
	Weiqiao Textile Co., Ltd.	476,000	504,759
	Xiamen International Port Co., Ltd.	484,000	150,411
	Xinao Gas Holdings, Ltd.	506,000	817,968
	Xiwang Sugar Holdings Co., Ltd.	488,000	190,404
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	33,300	3,636,693
	Zhejiang Expressway Co., Ltd.	1,284,000	1,048,874
*	Zhejiang Glass Co., Ltd.	152,000	127,398
*	Zijin Mining Group Co., Ltd.	1,092,000	1,037,084
#	ZTE Corp.	161,000	789,689
TOTAL COMMON STOCKS			226,701,282

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	14,285	1,135

TOTAL — CHINA			226,702,417

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
	CEZ A.S.	119,417	9,865,661
	Komercni Banka A.S.	21,075	5,477,643
	Phillip Morris CR A.S.	439	153,114
	Telefonica 02 Czech Republic A.S.	147,938	4,657,622
*	Unipetrol A.S.	102,279	1,717,529
#	Zentiva NV	19,900	1,278,892

TOTAL — CZECH REPUBLIC			23,150,461

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*	Danubius Hotel & Spa NYRT	4,737	212,096
	Egis Gyogyszergyar NYRT	9,479	1,044,407
#	EMASZ RT	1,045	149,437
# *	Fotex NYRT	71,030	325,637
	Magyar Telekom Telecommunications P.L.C.	352,892	1,737,967
#	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	439,838
# *	MOL Hungarian Oil & Gas NYRT	68,349	10,289,463
# *	OTP Bank NYRT	257,898	11,629,427
*	Pannonplast NYRT	42,550	392,500
# *	RABA Automotive Holding NYRT	15,268	178,480
	Richter Gedeon NYRT	20,632	4,539,606
*	Synergon Information Systems	14,016	106,989
	Zwack Unicum NYRT	611	63,235

TOTAL — HUNGARY			31,109,082

7

INDIA — (8.4%)
COMMON STOCKS — (8.4%)
*	3M India, Ltd.	2,635	114,338
	Aban Offshore, Ltd.	9,095	854,878
*	Abhishek Industries, Ltd.	93,420	37,630
*	Adani Enterprises, Ltd.	86,478	1,614,594
*	Aditya Birla Nuvo, Ltd.	28,183	948,031
	Adlabs Films, Ltd.	23,621	341,924
	Ador Welding, Ltd.	8,446	29,544
	Aftek, Ltd.	59,619	65,725
*	Agro Tech Foods, Ltd.	8,888	26,432
	Ajmera Realty & Infra India	31,482	112,319
	Alembic, Ltd.	89,566	117,714
	Alfa Laval (India), Ltd.	2,323	44,689
	Alok Industries, Ltd.	90,537	134,092
	Alstom Projects India, Ltd.	28,137	358,835
	Ambuja Cements, Ltd.	427,009	956,118
	Amtek Auto, Ltd.	67,650	464,591
	Ansal Properties & Infrastructure, Ltd.	64,986	200,562
	Apollo Hospitals Enterprise, Ltd.	29,568	336,689
*	Apollo Tyres, Ltd.	253,901	251,279
*	Aptech, Ltd.	23,684	126,965
*	Arvind Mills, Ltd.	202,209	213,411
*	Asahi India Glass, Ltd.	65,517	90,368
	Asea Brown Boveri India, Ltd.	24,530	589,978
	Ashapura Minechem, Ltd.	37,068	195,121
*	Ashok Leyland, Ltd.	734,828	617,201
	Asian Electronics, Ltd.	16,066	55,866
	Asian Hotels, Ltd.	10,213	153,382
	Asian Paints (India), Ltd.	16,667	503,589
	Astra Microwave Products, Ltd.	25,999	36,270
	Aurobindo Pharma, Ltd.	31,075	220,998
	Automotive Axles, Ltd.	5,791	42,414
	Avaya GlobalConnect, Ltd.	6,138	23,838
	Aventis Pharma, Ltd.	10,597	197,253
	Axis Bank, Ltd.	125,013	2,335,997
	Aztecsoft, Ltd.	30,303	50,168
	Bajaj Auto Finance, Ltd.	18,427	114,899
	Bajaj Auto, Ltd. (6124142)	19,633	295,073
*	Bajaj Auto, Ltd. (B2QKXW0)	39,266	531,300
*	Bajaj Finserv, Ltd.	39,266	597,060
	Bajaj Hindusthan, Ltd.	66,763	298,187
*	Balaji Telefilms, Ltd.	32,965	161,274
	Ballarpur Industries, Ltd.	331,872	272,538
	Balmer Lawrie & Co., Ltd.	8,790	82,106
*	Balrampur Chini Mills, Ltd.	162,214	349,000
	Bank of Maharashtra, Ltd.	245,477	259,142
	Bank of Rajasthan, Ltd.	77,853	202,804
	Bannari Amman Sugars, Ltd.	3,050	62,311
	BASF India, Ltd.	13,428	80,623

8

	Bata India, Ltd.	37,095	143,475
	BEML, Ltd.	17,714	448,672
	Berger Paints India, Ltd.	159,190	141,856
	Bharat Forge, Ltd.	101,270	609,868
	Bharati Shipyard, Ltd.	14,379	158,971
*	Bharti Airtel, Ltd.	67,000	1,380,046
	Bhushan Steel & Strips, Ltd.	24,738	529,146
	Biocon, Ltd.	36,998	402,906
	Birla Corp., Ltd.	47,059	232,602
	Blue Dart Express, Ltd.	6,396	93,835
	Blue Star, Ltd.	30,792	306,523
	BOC India, Ltd.	28,710	106,785
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	293,481
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	138,172
	Bosch Chassis Systems India	8,744	87,069
	Britannia Industries, Ltd.	10,778	366,506
	Cadila Healthcare, Ltd.	58,849	408,831
*	Cambridge Solutions, Ltd.	41,331	47,336
	Carborundum Universal, Ltd.	53,283	140,744
	CCL Products (India), Ltd.	4,124	18,003
	Ceat, Ltd.	21,969	49,661
	Century Enka, Ltd.	7,789	21,004
*	Century Textiles & Industries, Ltd.	32,511	528,314
	CESC, Ltd.	34,102	393,269
	Chambal Fertilizers & Chemicals, Ltd.	230,458	451,269
*	Chemplast Sanmar, Ltd.	224,492	42,978
	Chennai Petroleum Corp., Ltd.	63,829	508,237
*	Chi Investments, Ltd.	7,323	10,099
	Cipla, Ltd.	232,054	1,155,845
	City Union Bank, Ltd.	224,740	154,064
	Clariant Chemicals (India), Ltd.	4,264	22,581
	CMC, Ltd.	6,389	114,836
	Colgate-Palmolive (India), Ltd.	34,562	338,511
	Coromandel Fertilisers, Ltd.	94,897	286,730
	Cranes Software International, Ltd.	61,637	184,083
	CRISIL, Ltd.	2,715	232,815
	Crompton Greaves, Ltd.	84,481	458,131
	Cummins India, Ltd.	61,033	424,288
	Dabur India, Ltd.	71,014	161,274
*	Dabur Pharma, Ltd.	89,359	153,901
	Dalmia Cement (Bharat), Ltd.	22,766	150,300
	DCM Shriram Consolidated, Ltd.	101,063	145,794
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	140,023
*	Dhampur Sugar Mills, Ltd.	20,664	27,459
*	Dish TV India, Ltd.	104,302	113,531
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	262,961
*	Divi’s Laboratories, Ltd.	27,075	941,938
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,489,548
	Dr. Reddy’s Laboratories, Ltd. ADR	29,500	479,965
	E.I.D. - Parry (India), Ltd.	43,768	201,840
	Eicher Motors, Ltd.	15,615	110,444
	EIH, Ltd.	193,663	585,095

9

	Elder Pharmaceuticals, Ltd.	8,586	73,524
	Electrosteel Casings, Ltd.	124,739	140,026
	Elgi Equipments, Ltd.	23,578	30,600
	Esab India, Ltd.	9,613	90,745
*	Escorts, Ltd.	48,967	109,416
	Essel Propack, Ltd.	64,950	49,535
*	Eveready Industries (India), Ltd.	30,440	31,493
	Exide Industries, Ltd.	338,304	590,382
	FAG Bearings (India), Ltd.	11,829	130,281
*	FDC, Ltd.	127,472	86,658
	Federal Bank, Ltd.	98,700	509,621
	Finolex Cables, Ltd.	94,015	151,269
	Finolex Industries, Ltd.	71,512	116,487
	Gammon India, Ltd.	53,301	508,330
	Geodesic Information Systems, Ltd.	47,471	187,412
	Geometric, Ltd.	29,740	34,647
	GHCL, Ltd.	44,954	75,672
	Gillette India, Ltd.	8,542	186,690
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	361,060
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,016	429,355
	Glenmark Pharmaceuticals, Ltd.	53,290	823,555
	Godfrey Phillips India, Ltd.	3,952	132,944
	Godrej Consumer Products, Ltd.	60,888	194,792
	Godrej Industries, Ltd.	85,686	517,191
*	Goetze (India), Ltd.	8,529	14,367
	Graphite India, Ltd.	68,222	108,694
	Great Eastern Shipping Co., Ltd.	85,000	1,008,813
	Great Offshore, Ltd.	15,364	260,996
	Greaves Cotton, Ltd.	18,476	105,455
*	GTL Infrastructure, Ltd.	102,164	116,432
	GTL, Ltd.	91,093	514,224
	Gujarat Alkalies & Chemicals, Ltd.	38,986	180,280
	Gujarat Ambuja Exports, Ltd.	106,310	106,206
	Gujarat Fluorochemicals, Ltd.	52,434	246,228
	Gujarat Gas Co., Ltd.	28,690	172,063
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	310,983
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	185,247
	H.E.G., Ltd.	23,274	161,467
	HCL Infosystems, Ltd.	98,929	385,554
	HCL Technologies, Ltd.	107,040	787,675
	HDFC Bank ADR	2,200	219,450
	HDFC Bank, Ltd.	137,419	4,394,193
	Helios & Matheson Information Technology, Ltd.	13,964	22,067
	Hero Honda Motors, Ltd. Series B	69,663	1,222,506
	Hexaware Technologies, Ltd.	73,660	106,106
	Hikal, Ltd.	4,307	46,057
*	Himachal Futuristic Communications, Ltd.	432,213	187,821
*	Himatsingka Seide, Ltd.	41,049	45,987
	Hinduja Ventures, Ltd.	10,967	78,844
	Hindustan Construction Co., Ltd.	135,525	379,227
*	Hindustan Motors, Ltd.	84,867	59,954
*	Hindustan Oil Exploration Co., Ltd.	49,978	159,197

10

	Hindustan Sanitaryware & Industries, Ltd.	12,171	14,088
	Hindustan Unilever, Ltd.	291,009	1,623,417
	Honeywell Automation India, Ltd.	3,195	112,409
	Hotel Leelaventure, Ltd.	217,449	216,011
	HTMT Global Solutions, Ltd.	10,967	90,729
	ICI India, Ltd.	22,181	304,992
	ICICI Bank Sponsored ADR	254,253	9,592,966
	IDBI Bank, Ltd.	329,846	676,963
	India Cements, Ltd.	144,820	544,751
	India Glycols, Ltd.	13,721	95,377
	Indiabulls Financial Services, Ltd.	105,042	906,082
*	Indiabulls Real Estate, Ltd.	87,037	982,943
*	Indiabulls Securities, Ltd.	105,042	260,409
	Indian Hotels Co., Ltd.	472,732	1,224,384
	Indo Rama Synthetics (India), Ltd.	52,177	42,941
	Indoco Remedies, Ltd.	5,448	34,265
	IndusInd Bank, Ltd.	150,435	272,874
	Infomedia India, Ltd.	10,900	53,456
	Infosys Technologies, Ltd.	159,671	7,396,353
	Infotech Enterprises, Ltd.	17,652	108,728
	Ipca Laboratories, Ltd.	15,138	213,757
*	Ispat Industries, Ltd.	145,697	107,266
	ITC, Ltd.	767,430	3,936,474
	IVRCL Infrastructures & Projects, Ltd.	56,278	547,994
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	50,421
	Jain Irrigation Systems, Ltd.	23,113	338,126
	Jaiprakash Associates, Ltd.	170,285	855,135
*	Jammu & Kashmir Bank, Ltd.	28,063	429,597
	JBF Industries, Ltd.	35,709	94,158
	Jet Airways (India), Ltd.	38,723	490,356
	Jindal Poly Films, Ltd.	15,442	77,000
	Jindal Saw, Ltd.	27,561	373,078
	Jindal Stainless, Ltd.	85,928	278,516
	Jindal Steel & Power, Ltd.	70,610	3,881,276
	JK Tyre and Industries, Ltd.	13,191	37,331
	JSW Steel, Ltd.	61,835	1,702,200
	Jubilant Organosys, Ltd.	65,603	540,662
	Jyoti Structures, Ltd.	32,390	94,630
	K.S.B. Pumps, Ltd.	6,634	45,471
	Kajaria Ceram	53,853	38,526
	Karnataka Bank, Ltd.	70,184	333,760
	Karur Vysya Bank, Ltd.	30,439	260,378
	KEC International, Ltd.	12,355	151,228
*	Kesoram Industries, Ltd.	25,880	202,861
	Kirloskar Oil Engines, Ltd.	111,764	261,096
	Kohinoor Foods, Ltd.	10,000	19,110
*	Konark Minerals, Ltd.	70,554	10,054
	KPIT Cummins Infosystems, Ltd.	39,860	71,385
	Lakshmi Machine Works, Ltd.	4,604	162,549
	Lanxess ABS, Ltd.	17,327	67,075
	Larsen & Toubro, Ltd.	45,846	3,212,311
	LIC Housing Finance, Ltd.	49,892	399,325

11

	Lupin, Ltd.	30,110	503,420
	Madras Cements, Ltd.	3,597	228,360
	Maharashtra Scooters, Ltd.	2,000	13,148
	Maharashtra Seamless, Ltd.	28,209	213,930
	Mahindra & Mahindra, Ltd.	117,836	1,640,010
	Mahindra Lifespace Developers, Ltd.	19,591	290,742
	Mahindra Ugine Steel Co., Ltd.	12,400	18,585
	Mangalam Cement, Ltd.	13,880	39,426
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	710,744
	Marico, Ltd.	173,680	263,443
	Maruti Suzuki India, Ltd.	55,042	992,569
	Mastek, Ltd.	20,667	194,187
*	Matrix Laboratories, Ltd.	84,937	371,445
*	MAX India, Ltd.	51,607	214,417
*	McDowell Holdings, Ltd.	2,935	11,033
*	Megasoft, Ltd.	4,829	9,765
	Mercator Lines, Ltd.	96,003	262,714
	Merck, Ltd.	6,714	54,648
	Micro Inks, Ltd.	1,512	10,022
*	MIRC Electronics, Ltd.	60,413	26,018
	Mirza International, Ltd.	39,745	16,254
	Monnet Ispat, Ltd.	21,225	291,756
	Monsanto India, Ltd.	4,435	200,852
	Moser Baer (India), Ltd.	123,267	527,231
	Motherson Sumi Systems, Ltd.	99,562	199,536
	Motor Industries Co., Ltd.	5,376	483,739
	Mphasis, Ltd.	55,499	310,173
	MRF, Ltd.	2,157	206,108
	Mukand, Ltd.	49,759	104,469
	Mukta Arts, Ltd.	2,950	6,937
*	Mysore Cements, Ltd.	87,234	69,892
	Nagarjuna Construction Co., Ltd.	118,123	546,980
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	248,264
*	Nahar Capital & Financial Services, Ltd.	9,759	12,206
*	Nahar Exports, Ltd.	15,371	7,838
	Nahar Spinning Mills, Ltd.	21,836	29,239
	Natco Pharma, Ltd.	10,444	20,900
	Navneet Publications (India), Ltd.	50,750	107,913
*	NELCO, Ltd.	8,380	18,295
*	Netflier Finco, Ltd.	4,397	3,071
	NIIT Technologies, Ltd.	35,350	119,207
	NIIT, Ltd.	131,535	340,826
*	Nirma, Ltd.	70,348	259,794
	NOCIL, Ltd.	79,587	47,845
*	NPIL Research & Development	8,631	—
*	Nucleus Software Exports, Ltd.	12,516	77,980
*	OCL India, Ltd.	23,518	68,340
*	OCL Iron and Steel, Ltd.	70,554	10,054
*	Octav Invest	988	—
	Omax Autos, Ltd.	24,208	26,246
	Opto Circuits India, Ltd.	33,865	268,706
	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	228,128

12

	Orient Paper and Industries, Ltd.	70,870	65,685
	Panacea Biotec, Ltd.	31,106	281,774
	Pantaloon Retail India, Ltd.	8,100	86,084
	Patel Engineering, Ltd.	18,207	203,125
	Patni Computer Systems, Ltd.	58,163	374,086
	Petronet LNG, Ltd.	383,159	628,464
	Pfizer, Ltd.	15,293	222,931
	Pidilite Industries, Ltd.	95,780	326,682
*	Piramal Healthcare, Ltd.	86,314	725,365
*	Polaris Software Lab, Ltd.	59,814	148,498
	Praj Industries, Ltd.	47,766	214,931
	Pricol, Ltd.	37,006	17,542
	Prism Cements, Ltd.	160,404	142,922
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	65,669
	PSL, Ltd.	19,585	172,110
	PTC India, Ltd.	110,103	228,768
*	Punjab Tractors, Ltd.	11,028	59,765
	Radico Khaitan, Ltd.	41,971	105,442
*	Rain Commodities, Ltd.	25,235	127,773
	Rallis India, Ltd.	8,513	84,341
*	Rama Newsprint & Papers, Ltd.	31,486	28,004
	Ranbaxy Laboratories, Ltd.	135,039	1,681,531
	Raymond, Ltd.	35,742	220,363
*	REI Agro, Ltd.	24,462	941,937
*	Reliance Capital, Ltd.	8,237	232,028
	Reliance Communications, Ltd.	858,243	11,635,815
	Reliance Energy, Ltd.	69,057	2,358,710
*	Reliance Industrial Infrastructure, Ltd.	5,844	161,156
	Reliance Industries, Ltd.	492,942	27,864,017
*	Reliance Natural Resources, Ltd.	164,752	391,924
*	Rico Auto Industries, Ltd.	48,462	28,513
	Rolta India, Ltd.	86,762	618,830
	Ruchi Soya Industries, Ltd.	91,395	208,514
	Sakthi Sugars, Ltd.	22,108	40,397
*	Saregama India, Ltd.	9,635	27,206
	Satyam Computer Services, Ltd.	212,500	2,633,884
	Satyam Computer Services, Ltd. ADR	73,100	2,127,210
*	SEAMEC, Ltd.	15,622	55,299
	Sesa GOA, Ltd.	13,586	1,370,203
	Shanthi Gears, Ltd.	58,867	95,615
	Shasun Chemicals & Drugs, Ltd.	38,885	48,186
*	Shree Cement, Ltd.	8,847	163,229
	Shriram Transport Finance Co., Ltd.	96,187	777,316
*	Shyam Telekink, Ltd.	102,354	10,655
*	Sicagen India, Ltd.	24,134	—
*	Sical Logistics, Ltd.	24,134	87,911
	Siemens India, Ltd.	23,318	306,166
	SKF India, Ltd.	26,925	166,635
*	Solectron Centum Electronics, Ltd.	5,559	13,008
*	Solectron EMS India, Ltd.	2,779	7,418
	Sona Koyo Steering Systems, Ltd.	35,758	31,130
	Sonata Software, Ltd.	72,784	58,927

13

	South India Bank, Ltd.	36,148	116,319
	SREI Infrastructure Finance, Ltd.	74,280	248,785
	SRF, Ltd.	33,988	93,743
*	SSI, Ltd.	8,856	28,999
	Sterling Biotech, Ltd.	99,402	503,400
*	Sterlite Industries (India), Ltd. Series A	133,272	2,923,353
	Sterlite Technologies, Ltd.	30,427	147,791
	Strides Arcolab, Ltd.	16,893	64,339
	Subex, Ltd.	9,445	26,688
	Subros, Ltd.	30,695	25,585
*	Sun Pharma Advanced Research Co., Ltd.	19,040	40,277
*	Sun Pharmaceuticals Industries, Ltd.	22,740	748,764
	Sundaram-Clayton, Ltd.	6,924	109,507
	Sundram Fastners, Ltd.	105,224	76,109
	Supreme Industries, Ltd.	6,900	35,389
	Supreme Petrochem, Ltd.	73,968	39,733
*	Swaraj Engines, Ltd.	10,500	57,362
	Syndicate Bank	274,612	449,991
	Taj GVK Hotels and Resorts, Ltd.	27,604	91,556
	Tata Chemicals, Ltd.	101,105	959,852
	Tata Consultancy Services, Ltd.	55,938	1,353,811
	Tata Elxsi, Ltd.	12,000	59,659
	Tata Investment Corp., Ltd.	12,815	178,233
	Tata Metaliks, Ltd.	23,524	94,068
	Tata Motors, Ltd.	125,099	1,699,699
	Tata Power Co., Ltd.	41,843	1,337,204
	Tata Steel, Ltd.	141,667	3,008,895
	Tata Tea, Ltd.	11,489	233,332
*	Tata Teleservices Maharashtra, Ltd.	570,372	421,535
	Tele Data Informatics, Ltd.	79,217	32,704
*	Teledata Marine Solutions, Ltd.	39,608	31,953
*	Teledata Technology Solution	39,608	31,953
	Texmaco, Ltd.	7,927	286,480
	The Zandu Pharmaceutical Works, Ltd.	325	62,135
	Thermax, Ltd.	35,934	360,496
	Thomas Cook (India), Ltd.	75,993	183,919
*	Tinplate Company of India, Ltd.	35,844	33,355
	Titan Industries, Ltd.	11,254	318,406
*	Torrent Pharmaceuticals, Ltd.	42,919	158,281
*	Torrent Power, Ltd.	87,043	236,954
*	Trent, Ltd.	9,713	117,753
	Tube Investments of India, Ltd.	98,973	108,549
	TVS Motor Co., Ltd.	101,084	86,443
*	Unichem Laboratories, Ltd.	18,017	61,805
	Unitech, Ltd.	256,490	1,399,181
*	United Phosphorus, Ltd.	88,745	711,652
	United Spirits, Ltd.	19,192	756,291
	Usha Martin, Ltd.	125,845	277,258
*	Uttam Galva Steels, Ltd.	53,907	49,919
*	Vardhman Textiles, Ltd.	26,377	74,504
	Varun Shipping Co.	91,874	168,790
	Vesuvius India, Ltd.	5,903	27,394

14

	Videocon Industries, Ltd.	4,542	37,352
	Videsh Sanchar Nigam, Ltd.	46,062	486,096
#	Videsh Sanchar Nigam, Ltd. ADR	10,400	252,616
	Voltas, Ltd.	86,300	289,940
*	Wabco-TVs	6,924	—
*	Welspun India, Ltd.	36,850	43,158
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	561,729
	Wipro, Ltd.	88,714	1,064,074
#	Wipro, Ltd. ADR	46,940	664,670
*	Wire & Wireless India, Ltd.	90,698	76,845
	Wockhardt, Ltd.	47,988	335,486
	Wyeth, Ltd.	13,354	136,589
	Zee Entertainment Enterprises, Ltd.	189,430	1,012,449
*	Zee News, Ltd.	82,009	99,303
	Zensar Technologies, Ltd.	11,384	37,868
	Zuari Industries, Ltd.	19,017	108,737
TOTAL COMMON STOCKS			188,707,921

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	13,315
*	Tata Steel, Ltd.	106,250	343,238
TOTAL PREFERRED STOCKS			356,553

TOTAL — INDIA			189,064,474

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
*	PT Aneka Tambang Tbk	2,710,500	945,871
*	PT Apexindo Pratama Tbk	1,663,500	355,476
*	PT Asahimas Flat Glass Tbk	126,500	40,336
	PT Astra Agro Lestari Tbk	313,000	888,575
	PT Astra Graphia Tbk	879,000	56,656
	PT Astra International Tbk	2,154,500	4,859,448
*	PT Bakrie & Brothers Tbk	23,290,250	1,325,654
*	PT Bakrieland Development Tbk	15,358,500	684,496
	PT Bank Central Asia Tbk	13,008,000	3,875,689
	PT Bank Danamon Indonesia Tbk	2,252,000	1,378,504
*	PT Bank Mandiri Persero Tbk	5,722,500	1,782,411
	PT Bank Niaga Tbk	9,493,000	978,345
*	PT Bank Pan Indonesia Tbk	12,196,500	812,115
*	PT Bank Rakyat Indonesia Tbk	2,771,000	1,725,824
	PT Berlian Laju Tanker Tbk	4,177,000	931,280
	PT Bhakti Investama Tbk	8,600,850	498,889
	PT Budi Acid Jaya Tbk	2,800,500	102,256
	PT Bumi Resources Tbk	11,259,500	9,733,157
	PT Charoen Pokphand Indonesia Tbk	1,972,832	230,934
*	PT Ciputra Surya Tbk	2,291,000	132,789
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	355,732
*	PT Clipan Finance Indonesia Tbk	490,000	16,833
*	PT Davomas Adabi Tbk	4,583,000	118,217
*	PT Delta Dunia Petronda Tbk	4,235,000	373,032

15

*	PT Energi Mega Persada Tbk	6,472,000	771,520
	PT Enseval Putera Megatrading Tbk	1,940,500	116,627
	PT Global Mediacom Tbk	6,630,000	370,303
	PT Gudang Garam Tbk	895,000	711,313
*	PT Hanson International Tbk	13,121,500	116,804
*	PT Holcim Indonesia Tbk	6,524,000	777,400
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	989,116
	PT Indofood Sukses Makmur Tbk	6,544,000	1,967,620
	PT Indosat Tbk	433,500	267,009
#	PT Indosat Tbk ADR	38,570	1,191,813
	PT International Nickel Indonesia Tbk	2,240,000	1,467,396
*	PT Intiland Development Tbk	1,077,000	60,392
	PT Jaya Real Property Tbk	352,500	32,220
	PT Kalbe Farma Tbk	7,288,500	688,877
*	PT Kawasan Industry Jababeka Tbk	10,229,000	157,045
	PT Lippo Karawaci Tbk	10,148,750	762,578
	PT Matahari Putra Prima Tbk	3,583,400	203,741
	PT Mayorah Indah Tbk	680,500	100,206
	PT Medco Energi International Tbk	2,557,000	1,386,840
	PT Mitra Adiperkasa Tbk	1,232,500	63,564
*	PT Panin Insurance Tbk	3,559,000	122,265
*	PT Panin Life Tbk	16,175,000	277,903
	PT Petrosea Tbk	93,500	63,164
*	PT Polychem Indonesia Tbk	2,509,000	71,474
	PT Ramayana Lestari Sentosa Tbk	4,088,500	320,272
	PT Samudera Indonesia Tbk	117,000	70,333
	PT Semen Gresik Tbk	1,526,500	721,067
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	845,220
*	PT Sumalindo Lestari Jaya Tbk	857,000	156,500
	PT Summarecon Agung Tbk	4,136,532	148,757
*	PT Suryainti Permata Tbk	3,998,000	156,677
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,124,887
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	107,412	3,755,124
*	PT Tempo Scan Pacific Tbk	3,505,000	244,761
*	PT Timah Tbk	483,500	1,762,842
	PT Trias Sentosa Tbk	2,750,000	65,065
	PT Trimegah Sec Tbk	5,343,500	146,267
	PT Tunas Ridean Tbk	620,000	72,623
	PT Unilever Indonesia Tbk	976,500	708,034
	PT United Tractors Tbk	1,666,000	2,586,677
TOTAL COMMON STOCKS			57,824,815

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	58,626,837	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	30,774
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	311,166	7,015
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	439,425	1,698
*	PT Summarecon Agung Tbk Warrants 06/21/10	147,733	1,443
TOTAL RIGHTS/WARRANTS			40,930

TOTAL — INDONESIA			57,865,745

16

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
	Africa Israel Industries, Ltd.	5,070	387,646
	Africa-Israel Investments, Ltd.	9,138	753,859
	Alony Hetz Properties & Investments, Ltd.	53,586	214,066
*	Alvarion, Ltd.	51,152	411,369
*	Alvarion, Ltd. ADR	2,700	19,332
*	American Israeli Paper Mills, Ltd.	3,330	277,212
	Analyst IMS Investment Management Services, Ltd.	6,498	82,879
*	AudioCodes, Ltd.	21,307	88,777
*	AudioCodes, Ltd. ADR	8,275	32,272
	Azorim Investment Development & Construction Co., Ltd.	16,855	229,004
	Bank Hapoalim B.M.	688,062	3,521,627
	Bank Leumi Le-Israel	605,874	3,330,235
	Baran Group, Ltd.	10,025	164,530
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	2,387,408
	Blue Square Chain Investments and Properties, Ltd.	7,827	58,358
	Blue Square-Israel, Ltd.	32,009	460,315
	Clal Industries, Ltd.	81,002	453,637
	Clal Insurance Enterprise Holdings, Ltd.	30,194	664,898
	Dan Vehicle & Transportation	15,780	122,092
*	Danya Cebus, Ltd.	14,928	113,770
	Delek Automotive Systems, Ltd.	36,547	688,876
	Delek Drilling LP, Ltd.	454,022	282,581
*	Delta-Galil Industries, Ltd.	21,169	125,778
	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	94,519
	Discount Investment Corp.	40,684	1,128,749
	Elbit Medical Imaging, Ltd.	8,168	469,493
	Elbit Systems, Ltd.	18,089	1,138,070
*	Electra (Israel), Ltd.	2,814	436,493
*	Elron Electronic Industries, Ltd.	31,503	281,273
*	First International Bank of Israel, Ltd.	70,278	212,459
	FMS Enterprises Migun, Ltd.	5,052	154,004
	Formula Systems, Ltd.	8,685	106,640
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	518,217
*	Hamlet (Israel-Canada), Ltd.	11,772	120,778
*	Hot-Cable Systems Media, Ltd.	43,520	634,050
*	Housing & Construction Holding Co., Ltd.	172,519	306,854
	IBI Investment House, Ltd.	5,207	51,880
	IDB Development Corp., Ltd. Series A	30,471	866,127
	Industrial Building Corp., Ltd.	57,834	148,502
	Israel Chemicals, Ltd.	236,328	5,454,556
*	Israel Discount Bank Series A	183,070	469,034
	Israel Petrochemical Enterprises, Ltd.	11,901	90,508
*	Israel Salt Industries, Ltd.	37,978	218,192
	Ituran Location & Control, Ltd.	15,459	208,898
*	Jerusalem Oil Exploration, Ltd.	12,019	198,721
*	Knafaim Arkia Holdings, Ltd.	5,307	44,315
	Koor Industries, Ltd.	10,343	664,144
	Leader Holding & Investments, Ltd.	70,156	119,093

17

*	Magal Security Systems, Ltd.	9,733	64,936
*	Magic Software Enterprises, Ltd.	15,706	27,661
	Makhteshim-Agan Industries, Ltd.	369,264	3,463,897
*	Metalink, Ltd.	4,078	7,727
	Migdal Insurance Holdings, Ltd.	361,233	545,835
	Mivtach Shamir Holdings, Ltd.	13,239	466,230
*	Naphtha Israel Petroleum Corp.	193,874	110,303
*	Neto M.E. Holdings, Ltd.	2,992	95,237
*	NICE Systems, Ltd.	8,520	303,449
*	NICE Systems, Ltd. Sponsored ADR	41,575	1,455,125
*	OCIF Investments and Development, Ltd.	1,386	32,657
*	Orckit Communications, Ltd.	12,357	90,181
	Ormat Industries, Ltd.	73,883	999,561
	Osem Investment, Ltd.	26,471	376,830
	Partner Communications Co., Ltd.	24,379	594,997
#	Partner Communications Co., Ltd. ADR	11,213	271,915
	Property and Building Corp., Ltd.	1,919	191,350
*	RADVision, Ltd.	11,172	78,136
*	Retalix, Ltd.	24,735	382,573
	Scailex Corp., Ltd.	41,807	353,239
*	Strauss Group, Ltd.	19,577	313,061
	Super-Sol, Ltd. Series B	144,304	808,325
	Teva Pharmaceutical Industries, Ltd.	11,056	507,445
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	16,034,310
*	The Israel Land Development Co., Ltd.	13,079	80,824
*	Tower Semiconductor, Ltd.	99,533	101,510
*	Union Bank of Israel, Ltd.	62,696	345,254
	United Mizrahi Bank, Ltd.	187,160	1,609,152
	Urdan Industries, Ltd.	105,816	154,255
*	VeriFone Holdings, Inc.	1	1

TOTAL — ISRAEL			58,872,066

MALAYSIA — (3.8%)
COMMON STOCKS — (3.8%)
*	Aeon Co. Berhad	73,200	237,222
	Affin Holdings Berhad	837,600	527,487
*	Airasia Berhad	1,215,400	389,858
	Alliance Financial Group Berhad	723,300	701,161
	Al-’Aqar KPJ REIT	10,395	3,074
*	AMBD Berhad	700,900	47,586
	AMMB Holdings Berhad	1,808,550	2,221,667
	Amway (Malaysia) Holdings Berhad	63,300	136,779
	Ancom Berhad	194,800	62,542
	Ann Joo Resources Berhad	364,650	432,272
	APM Automotive Holdings Berhad	79,800	53,449
	Asas Dunia Berhad	135,000	33,348
	Asia Pacific Land Berhad	531,500	54,910
	Asiatic Development Berhad	285,300	730,536
	Bandar Raya Developments Berhad	524,900	372,502
	Batu Kawan Berhad	281,750	965,383
	Berjaya Corp. Berhad	1,537,900	479,170

18

*	Berjaya Corp. Berhad ICULS	1,502,497	231,867
	Berjaya Land Berhad	692,300	1,088,926
	Berjaya Sports Toto Berhad	458,000	727,875
	Bernas Padiberas Nasional Berhad	496,800	285,267
	Bimb Holdings Berhad	470,000	163,954
	Bolton Properties Berhad	252,900	66,342
	Boustead Holdings Berhad	566,300	943,750
	British American Tobacco Berhad	57,600	773,490
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	3,234,401
	Cahya Mata Sarawak Berhad	181,500	121,027
	Carlsberg Brewery Malaysia Berhad	165,000	205,794
	Cement Industries of Malaysia Berhad	137,000	253,815
	Chemical Co. of Malaysia Berhad	111,000	98,700
	Choo Bee Metal Industries Berhad	61,200	43,052
*	Damansara Realty Berhad	760,500	39,850
	Digi.Com Berhad	137,600	1,125,182
	Dijaya Corp. Berhad	54,000	20,322
	DNP Holdings Berhad	286,900	99,350
	DRB-Hicom Berhad	1,037,400	352,248
	Dreamgate Corp. Berhad	402,000	52,067
	Dutch Lady Milk Industries Berhad	24,800	94,899
	Eastern & Oriental Berhad (6468754)	333,733	164,509
	Eastern & Oriental Berhad (B19ZLW1)	72,949	56,288
	Eastern Pacific Industrial Corp. Berhad	116,400	72,129
	ECM Libra Avenue Berhad	568,052	117,473
	Encorp BHD	62,000	19,126
*	EON Capital Berhad	413,100	650,386
	Esso Malaysia Berhad	152,600	117,784
	Faber Group Berhad	176,500	50,936
*	Fountain View Development Berhad	31,500	2,139
	Fraser & Neave Holdings Berhad	151,400	420,679
	Gamuda Berhad	1,377,600	1,042,112
	General Corp. Berhad	244,600	87,703
	Genting Berhad	1,654,400	3,138,771
	Globetronics Technology Berhad	778,100	56,409
	Glomac Berhad	160,000	51,825
	Gold IS Berhad	215,900	105,652
	Grand United Holdings Berhad	274,800	50,897
	Guiness Anchor Berhad	116,600	190,639
	GuocoLand (Malaysia) Berhad	486,500	217,410
	Hap Seng Consolidated Berhad	463,500	406,493
	Hock Seng Lee Berhad	240,000	58,496
	Hong Leong Bank Berhad	468,600	918,641
	Hong Leong Financial Group Berhad	309,500	487,256
	Hong Leong Industries Berhad	147,800	187,956
	Hovid Berhad	395,000	32,937
	Hume Industries (Malaysia) Berhad	99,900	128,904
	Hunza Properties Berhad	97,600	54,198
	Hwang-DBS (Malaysia) Berhad	123,200	68,837
	IGB Corp. Berhad	1,031,500	556,729
	IJM Corp. Berhad	818,750	1,453,195
	IJM Plantations Berhad	517,900	629,869

19

*	Insas Berhad	358,500	52,012
	Integrated Logistics Berhad	176,700	45,274
	IOI Corp. Berhad	1,144,750	2,632,650
	IOI Properties Berhad	128,800	397,366
*	Jaks Resources Berhad	327,000	72,736
	Jaya Tiasa Holdings Berhad	149,625	178,328
	JT International Berhad	10,000	12,284
	K & N Kenanga Holdings Berhad	343,400	80,058
*	Karambunai Corp. Berhad	2,658,900	69,735
	Keck Seng (Malaysia) Berhad	205,400	300,517
	KFC Holdings (Malaysia) Berhad	120,300	241,538
	Kian Joo Can Factory Berhad	370,080	140,532
	Kim Hin Industry Berhad	71,300	29,171
	Kim Loong Resources Berhad	108,800	128,959
	KLCC Property Holdings Berhad	640,000	600,246
	KNM Group Berhad	446,100	957,084
	Knusford Berhad	37,000	12,562
	KPJ Healthcare Berhad	148,500	167,658
	KSL Holdings Berhad	226,266	80,973
	Kuala Lumpur Kepong Berhad	275,850	1,506,201
*	Kub Malaysia Berhad	790,900	104,919
	Kuchai Development Berhad	140,800	39,775
	Kulim Malaysia Berhad	197,000	553,813
*	Kumpulan Europlus Berhad	295,800	31,923
*	Kumpulan Hartanah Selangor Berhad	460,700	96,614
*	Kurnia Asia Berhad	571,000	128,671
	Kurnia Setia Berhad	15,000	11,671
	Ladang Perbadanan-Fima Berhad	19,000	24,489
	Lafarge Malayan Cement Berhad	476,700	647,327
*	Land & General Berhad	1,077,500	114,734
	Landmarks Berhad	530,200	324,036
*	LBS Bina Group Berhad	400,000	49,336
	Leader Universal Holdings Berhad	482,800	124,458
	Leong Hup Holdings Berhad	306,100	109,753
	Lingkaran Trans Kota Holdings Berhad	312,600	355,112
*	Lion Corp Berhad	574,900	126,013
	Lion Diversified Holdings Berhad	338,000	131,446
	Lion Industries Corp. Berhad	554,400	491,105
	Loh and Loh Corp Berhad	10,000	14,203
	MAA Holdings Berhad	269,800	104,105
	Malayan Banking Berhad	1,984,125	4,593,368
	Malaysia Building Society Berhad	303,800	123,807
*	Malaysian Airlines System Berhad	320,133	349,801
	Malaysian Bulk Carriers Berhad	486,625	618,398
	Malaysian Pacific Industries Berhad	95,900	232,114
*	Malaysian Resources Corp. Berhad	1,208,800	485,372
	Manulife Insurance (M) Berhad	80,100	73,191
*	Matrix International Berhad	79,900	10,107
	MBM Resources Berhad	188,100	167,641
*	Measat Global Berhad	266,000	123,077
	Media Prima Berhad	628,200	453,222
	Mega First Corp. Berhad	145,000	57,224

20

	Melewar Industrial Group Berhad	140,133	40,454
*	MEMS Technology Berhad	397,000	14,682
	Metro Kajang Holdings Berhad	31,300	12,636
	MISC Berhad	826,100	2,423,360
	MK Land Holdings Berhad	883,100	96,774
	MMC Corp. Berhad	792,800	870,799
	MNRB Holdings Berhad	146,300	216,775
	MTD ACPI Engineering Berhad	166,600	47,760
	MTD Infraperdana Berhad	1,069,100	247,303
	Muhibbah Engineering Berhad	225,000	167,327
*	Mulpha International Berhad	1,197,800	384,607
	Naim Cendera Berhad	105,600	123,217
	NCB Holdings Berhad	89,000	90,069
	Nestle (Malaysia) Berhad	42,900	390,455
	New Straits Times Press (Malaysia) Berhad	139,200	75,214
	Notion VTEC Berhad	464,000	57,247
	NTPM Holdings Berhad	238,500	37,541
	Nylex (Malaysia) Berhad	108,400	45,521
	Oriental Holdings Berhad	346,400	630,935
	OSK Holdings Berhad	480,866	264,260
	OSK Ventures Interantional Berhad	11,000	4,449
	P.I.E. Industrial Berhad	54,600	89,332
*	Pan Malaysia Cement Works Berhad	639,000	39,447
	Panasonic Manufacturing Malaysia Berhad	42,000	151,621
	Paramount Corp. Berhad	51,000	36,582
*	Parkson Holdings Berhad	461,150	868,434
	PBA Holdings Berhad	172,500	52,711
	Pelikan International Corp. Berhad	167,440	144,227
	Petronas Dagangan Berhad	384,400	954,820
	Petronas Gas Berhad	289,300	888,319
	PJ Development Holdings Berhad	440,000	95,014
	Plus Expressways Berhad	673,200	639,583
	Pos Malaysia & Services Holdings Berhad	567,400	334,345
	PPB Group Berhad	600,500	2,115,250
	Protasco Berhad	260,000	69,971
*	Proton Holdings Berhad	412,200	424,937
	Puncak Niaga Holdings Berhad	224,960	230,356
	QL Resources Berhad	194,400	266,432
*	Ramunia Holdings Berhad	312,996	150,614
	Ranhill Berhad	380,700	158,801
	Ranhill Utilities Berhad	190,300	182,067
*	RB Land Holdings Berhad	371,300	241,654
	Resorts World Berhad	1,246,000	1,253,511
	RHB Capital Berhad	346,900	540,716
*	Salcon Berhad	220,600	42,176
	Sarawak Energy Berhad	835,400	772,956
	Sarawak Oil Palms Berhad	62,530	116,725
	Scientex Inc. Berhad	120,564	46,523
	Scomi Group Berhad	939,400	240,680
	Selangor Dredging Berhad	366,400	78,948
	Shangri-La Hotels (Malaysia) Berhad	297,200	207,308
	Shell Refining Co. Federation of Malaysia Berhad	219,700	745,952

21

	SHL Consolidated Berhad	202,800	103,883
	Sime Darby Berhad	1,451,840	4,257,636
	SP Setia Berhad	712,500	870,132
	Star Publications (Malaysia) Berhad	645,200	696,727
	Subur Tiasa Holdings Berhad	118,860	115,965
	Sunrise Berhad	260,728	180,978
	Sunway City Berhad	309,500	295,998
*	Sunway Holdings Berhad	669,400	291,483
	Supermax Corp. Berhad	307,500	150,917
	Suria Capital Holdings Berhad	198,450	146,791
	Ta Ann Holdings Berhad	90,320	207,684
	TA Enterprise Berhad	1,279,400	434,427
*	Talam Corp. Berhad	700,900	45,423
	Tan Chong Motor Holdings Berhad	576,900	354,554
	TDM Berhad	188,700	128,032
*	Tebrau Teguh Berhad	526,100	107,037
	Telekom Malaysia Berhad	528,900	505,962
	Tenaga Nasional Berhad	631,025	1,372,675
	TH Group Berhad	450,400	95,238
	Thong Guan Industries Berhad	61,800	16,222
*	Time Dotcom Berhad	1,887,800	232,584
*	Time Engineering Berhad	592,700	33,833
*	TM International Berhad	497,900	1,129,495
	Top Glove Corp. Berhad	117,440	163,858
	Tradewinds (Malaysia) Berhad	175,700	270,302
*	Transmile Group Berhad	76,800	33,143
	TRC Synergy Berhad	133,400	72,182
	UAC Berhad	22,764	27,153
	Uchi Technologies Berhad	171,300	116,334
*	UEM Builders Berhad	559,500	222,737
	UEM World Berhad	493,800	521,495
	UMW Holdings Berhad	506,800	1,024,120
	Unico-Desa Plantations Berhad	924,193	293,787
	Unisem (M) Berhad	464,600	203,583
	United Malacca Rubber Estates Berhad	103,100	254,524
	United Plantations Berhad	97,400	414,312
*	United U-Li Corp. Berhad	155,100	20,359
*	Utama Banking Group Berhad	178,160	131,959
	Utusan Melayu (Malaysia) Berhad	50,400	14,768
	VADS Berhad	35,200	70,568
	VS Industry Berhad	133,767	123,452
	Wah Seong Corp. Berhad	230,625	162,313
	WTK Holdings Berhad	397,750	299,565
	YTL Corp. Berhad	891,200	2,063,351
	YTL e-Solutions Berhad	713,500	99,078
	YTL Power International Berhad	1,321,126	904,296
	Yu Neh Huat Berhad	365,300	245,750
	Zelan Berhad	351,600	288,605
TOTAL COMMON STOCKS			85,880,878

22

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	196,605	66,749
*	KNM Group Berhad Rights 06/17/08	111,525	101,543
*	Salcon Berhad Warrants 05/17/14	55,150	6,851
	Symphony House Berhad Warrants 2009	101,160	8,896
TOTAL RIGHTS/WARRANTS			184,039

TOTAL — MALAYSIA			86,064,917

MEXICO — (7.6%)
COMMON STOCKS — (7.6%)
#	Alfa S.A.B. de C.V. Series A	548,000	4,022,501
	America Movil S.A.B. de C.V. Series L	1,259,212	3,753,342
	America Movil S.A.B. de C.V. Series L ADR	347,075	20,744,673
# *	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	473,300	2,817,409
#	Cementos de Mexico S.A.B de C.V. Series B	158,876	452,779
	Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,793,998
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	248,922
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	48,160	3,005,184
	Consorcio ARA S.A.B. de C.V.	1,238,100	1,385,705
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	773,700	2,405,887
*	Corporacion GEO S.A.B. de C.V. Series B	511,300	1,999,677
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	452,978
	Corporacion Moctezuma S.A.B. de C.V.	63,300	171,749
*	Desc S.A. de C.V. Series B	191,500	167,011
*	Dine S.A.B. de C.V.	7,300	6,932
	Embotelladora Arca S.A.B. de C.V., Mexico	854,829	3,255,403
# *	Empresas ICA S.A.B. de C.V.	294,550	1,977,995
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	84,500	2,277,275
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	12,103,142
*	Gmd Resorts Sab de CV	13,000	15,104
# *	Gruma S.A.B. de C.V. ADR	85,990	1,027,580
# *	Gruma S.A.B. de C.V. Series B	156,561	470,455
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,800	3,460,164
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,314,379
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	883,736
#	Grupo Carso S.A.B. de C.V. Series A-1	878,900	3,909,175
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	212,254	1,136,785
#	Grupo Continental S.A.B. de C.V.	362,300	971,076
#	Grupo Elektra S.A. de C.V.	174,391	6,877,660
#	Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	10,067,286
	Grupo Financiero Inbursa S.A. de C.V. Series O	1,482,887	5,668,759
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	3,147,475
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	46,043
	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	95,398
# *	Grupo Iusacell S.A.B. de C.V.	12,583	143,831
*	Grupo Mexicano de Desarrollo S.A.B. de CV	13,000	35,146
	Grupo Mexico S.A.B. de C.V. Series B	994,848	7,451,937
#	Grupo Modelo S.A.B. de C.V. Series C	666,100	3,550,700
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	1,004,461
	Grupo Televisa S.A. de C.V. Sponsored ADR	240,620	6,304,244

23

*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	77,887	116,004
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	73,700
*	Industrias CH S.A.B. de C.V. Series B	499,100	2,563,282
#	Industrias Penoles S.A.B. de C.V.	110,300	3,217,177
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	409,900	1,926,427
# *	Organizacion Soriana S.A.B. de C.V. Series B	1,762,400	6,575,036
#	Telefonos de Mexico S.A.B. de C.V.	105,800	218,783
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	9,275,530
#	TV Azteca S.A. de C.V. Series A	1,286,800	872,855
*	Verzatec S.A.B. de C.V.	35,000	28,828
	Vitro S.A.B. de C.V.	177,764	323,499
#	Vitro S.A.B. de C.V. Sponsored ADR	145,796	790,214
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	1,499,339	6,628,085

TOTAL — MEXICO			170,233,376

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	A. Soriano Corp.	818,000	56,918
	Aboitiz Equity Ventures, Inc.	2,807,000	461,688
	Ayala Corp. Series A	185,313	1,493,766
	Ayala Land, Inc.	4,348,320	1,070,232
	Banco de Oro- EPCI, Inc.	452,760	523,078
	Bank of the Philippine Islands	1,349,216	1,636,113
*	Belle Corp.	4,248,000	83,428
*	Benpres Holdings Corp.	4,725,000	239,824
	China Banking Corp.	4,287	58,234
*	Digital Telecommunications Phils., Inc.	4,100,000	144,405
	DMCI Holdings, Inc.	923,000	139,216
*	EEI Corp.	1,122,000	71,936
*	Empire East Land Holdings, Inc.	4,900,000	64,973
	Filinvest Development Corp.	863,000	58,353
*	Filinvest Land, Inc.	13,929,687	299,609
	First Philippines Holdings Corp.	375,300	283,045
	International Container Terminal Services, Inc.	953,800	730,811
	Jollibee Food Corp.	554,915	551,430
*	Lepanto Consolidated Mining Co. Series B	8,742,857	59,995
	Megaworld Properties & Holdings, Inc.	16,684,600	748,726
	Metro Bank & Trust Co.	679,700	606,741
*	Metro Pacific Corp. Series A	225,000	10,694
*	Paxys, Inc.	399,000	38,335
	Petron Corp.	4,660,000	543,883
	Philex Mining Corp.	616,200	100,063
	Philippine Long Distance Telephone Co.	9,640	577,243
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,325,015
*	Philippine National Bank	182,600	148,276
*	Pilipino Telephone Corp.	2,404,000	417,623
	Rizal Commercial Banking Corp.	458,919	191,661
	Robinson’s Land Corp. Series B	2,165,100	520,324
	Security Bank Corp.	162,600	226,869
	Semirara Mining Corp.	180,600	206,598

24

	Shang Properties, Inc.	174,286	7,100
	SM Development Corp.	978,120	49,194
	SM Prime Holdings, Inc.	2,511,726	459,426
	Union Bank of the Philippines	48,600	38,898
	Universal Robina Corp.	1,933,200	586,064

TOTAL — PHILIPPINES			15,829,787

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	79,112	1,282,423
*	Alchemia SA	58,165	242,018
*	Amica Wronki SA	6,831	49,553
	Apator SA	24,049	168,343
	Asseco Poland SA	88,886	2,579,589
	Bank Millennium SA	452,662	1,801,892
	Bank Pekao SA	97,129	8,442,832
*	Bank Przemyslowo Handlowy BPH SA	11,460	421,927
	Bank Zackodni WBK SA	19,892	1,501,422
*	Bioton SA	1,023,598	325,072
*	Boryszew SA	35,796	91,345
*	BRE Bank SA	1,302	245,333
*	Budimex SA	16,560	624,481
*	Cersanit SA	50,968	471,403
*	Ciech SA	1,672	62,296
	Debica SA	8,094	324,775
	Decora SA	5,510	50,655
*	Echo Investment SA	456,060	1,356,364
	Elektrobudowa SA	2,716	246,042
*	Elstar Oils SA	17,448	58,527
	Eurocash SA	72,654	431,730
	Fabryki Mebli Forte SA	20,079	80,094
*	Farmacol SA	18,311	314,208
*	Getin Holdings SA	483,688	2,759,440
	Grupa Kety SA	16,502	825,471
	Grupa Lotos SA	86,088	1,327,271
	Impexmetal SA	174,925	278,765
*	Koelner SA	8,603	98,972
	Kredyt Bank SA	88,369	802,005
*	Kroscienskie Huty Szkla Krosno SA	13,892	13,205
*	Lentex SA	10,470	85,154
*	LPP SA	664	679,365
*	MNI SA	43,384	59,979
*	Mondi Packaging Paper Swiecie SA	16,299	385,752
*	Mostostal Export SA	77,841	148,850
	Mostostal Plock SA	1,500	61,309
	Mostostal Siedlce SA	338,946	1,027,134
*	Mostostal Warszawa SA	7,354	203,267
*	Mostostal Zabrze Holding SA	134,151	525,288
*	Netia Holdings SA	343,589	524,418
	NG2 SA	19,820	424,323
*	Opoczno SA	12,360	193,290

25

	Orbis SA	51,290	1,275,143
*	PBG SA	5,784	847,222
*	Pekaes SA	19,118	114,544
	Pfleiderer Grajewo SA	55,729	540,531
*	Polnord SA	4,518	184,181
	Polska Grupa Farmaceutyczna SA	12,886	398,142
*	Polski Koncern Miesny Duda SA	86,701	211,831
*	Polski Koncern Naftowy Orlen SA	443,752	8,189,243
*	Polskie Gornictwo Naftowe I Gazownictwo SA	502,697	939,403
*	Powszechna Kasa Oszczednosci Bank Polski SA	133,054	3,083,298
*	Raciborska Fabryka Kotlow SA	61,088	295,882
	Sniezka SA	9,541	170,219
*	Stalexport SA	127,402	159,449
	Ster-Projekt SA	77,134	236,723
	Sygnity SA	10,276	100,197
*	Synthos SA	1,191,461	548,074
	Telekomunikacja Polska SA	474,790	4,484,470
	TVN SA	101,916	879,828
*	Vistula SA	81,530	304,563
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	871,254
	Zaklady Tluszcowe Kruszwica SA	5,218	126,640
	Zelmer SA	9,605	230,027
TOTAL COMMON STOCKS			55,786,446

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights 05/28/08	13,892	4,294

TOTAL — POLAND			55,790,740

SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
	ABSA Group, Ltd.	342,464	3,846,874
	Adcorp Holdings, Ltd.	47,253	210,863
	Advtech, Ltd.	411,295	227,071
	Aeci, Ltd.	177,729	1,589,274
	Afgri, Ltd.	958,714	878,692
*	Aflease Gold, Ltd.	169,085	47,815
	African Bank Investments, Ltd.	555,789	1,787,194
	African Oxygen, Ltd.	242,301	828,069
	African Rainbow Minerals, Ltd.	161,338	6,359,428
*	AG Industries, Ltd.	268,356	49,348
	Allied Electronics Corp., Ltd.	98,160	554,049
*	Allied Technologies, Ltd.	60,152	473,558
	Amalgamated Appliance Holdings, Ltd.	153,579	37,422
	Anglo American Platinum Corp., Ltd.	22,019	3,836,453
	AngloGold Ashanti, Ltd.	5,614	211,376
#	AngloGold Ashanti, Ltd. Sponsored ADR	99,147	3,449,324
	ArcelorMittal South Africa, Ltd.	227,088	7,448,416
	Argent Industrial, Ltd.	121,139	255,333
	Aspen Pharmacare Holdings, Ltd.	160,804	692,858
	AST Group, Ltd.	345,273	51,736

26

	Astral Foods, Ltd.	49,620	623,066
	Aveng, Ltd.	388,255	3,323,577
	AVI, Ltd.	509,598	978,940
	Avusa, Ltd. (6049494)	127,671	226,740
*	Avusa, Ltd. (B2QHHR4)	127,671	395,970
	Barloworld, Ltd.	267,450	3,615,911
	Bell Equipment, Ltd.	64,276	295,797
*	Bidvest Group, Ltd.	212,199	2,990,884
	Capitec Bank Holdings, Ltd.	29,727	119,178
	Cashbuild, Ltd.	22,577	165,782
	Caxton & CTP Publishers & Printers, Ltd.	305,913	504,052
	Ceramic Industries, Ltd.	9,393	101,323
	City Lodge Hotels, Ltd.	48,663	470,561
	Data Tec, Ltd.	233,964	943,614
	Datacentrix Holdings, Ltd.	81,947	42,921
*	Delta Electrical Industries, Ltd.	28,740	34,977
	Dimension Data Holdings P.L.C.	1,356,656	1,406,506
	Discovery Holdings, Ltd.	439,310	1,385,025
	Distell Group, Ltd.	102,829	702,729
	Distribution & Warehousing Network, Ltd.	126,669	232,689
	Dorbyl, Ltd.	16,666	17,445
*	Durban Roodeport Deep, Ltd.	432,429	349,961
*	Enaleni Pharmaceuticals, Ltd.	355,345	133,020
	Enviroserv Holdings, Ltd.	115,184	185,596
*	Eqstra Holdings, Ltd.	143,595	254,760
	Exxaro Resources, Ltd.	222,345	4,595,327
	Famous Brands, Ltd.	61,096	127,378
	FirstRand, Ltd.	2,205,009	4,254,727
	Foschini, Ltd.	166,162	741,442
*	Freeworld Coatings, Ltd.	267,450	316,824
	Gold Fields, Ltd.	64,532	832,683
	Gold Fields, Ltd. Sponsored ADR	534,777	6,914,667
	Gold Reef Resorts, Ltd.	127,868	310,787
	Grindrod, Ltd.	366,245	1,274,589
	Group Five, Ltd.	86,337	595,926
*	Harmony Gold Mining Co., Ltd.	160,475	1,910,731
# *	Harmony Gold Mining Co., Ltd. Sponsored ADR	183,700	2,186,030
*	Highveld Steel & Vanadilum Corp., Ltd.	22,100	519,019
	Hudaco Industries, Ltd.	19,920	209,298
	Hulamin, Ltd.	70,039	214,975
	Iliad Africa, Ltd.	160,127	209,085
	Illovo Sugar, Ltd.	285,230	1,158,259
	Impala Platinum Holdings, Ltd.	194,437	8,302,701
	Imperial Holdings, Ltd.	143,595	999,025
	Investec, Ltd.	179,582	1,251,773
	JD Group, Ltd.	130,976	515,786
*	Johnnic Holdings, Ltd.	79,972	125,085
*	JSE, Ltd.	42,495	400,184
	Kap International Holdings, Ltd.	308,543	101,411
	Kumba Iron Ore, Ltd.	32,290	1,442,817
	Lewis Group, Ltd.	96,141	436,064
	Liberty Group, Ltd.	146,162	1,402,035

27

	Massmart Holdings, Ltd.	177,208	1,630,346
	Medi-Clinic Corp., Ltd.	208,924	522,440
*	Merafe Resources, Ltd.	1,506,731	751,939
	Metair Investments, Ltd.	257,122	424,002
*	Metorex, Ltd.	410,655	1,294,649
	Metropolitan Holdings, Ltd.	931,708	1,511,366
	Mondi, Ltd.	179,369	1,377,838
	Mr. Price Group, Ltd.	198,084	415,460
	MTN Group, Ltd.	610,630	12,209,099
	Murray & Roberts Holdings, Ltd.	211,386	2,440,829
	Mustek, Ltd.	68,947	33,640
	Mvelaphanda Group, Ltd.	303,651	295,462
	Nampak, Ltd.	733,262	1,320,850
	Naspers, Ltd. Series N	305,893	7,139,040
	Nedbank Group, Ltd.	257,378	3,368,975
	Network Healthcare Holdings, Ltd.	571,146	623,825
	New Clicks Holdings, Ltd.	426,400	790,758
	Northam Platinum, Ltd.	158,318	1,424,767
	Nu-World Holdings, Ltd.	23,372	49,660
	Oceana Group, Ltd.	69,758	196,260
	Omnia Holdings, Ltd.	59,656	595,997
	Palabora Mining Co., Ltd.	43,798	873,800
	Peregrine Holdings, Ltd.	201,179	333,053
	Pick’n Pay Stores, Ltd.	88,552	344,781
	Pretoria Portland Cement Co., Ltd.	494,165	2,301,347
*	Product Co.	17,507	—
	PSG Group, Ltd.	268,948	714,493
*	Raubex Group, Ltd.	12,119	66,737
	Reunert, Ltd.	139,836	1,019,615
	Sanlam, Ltd.	2,779,807	7,040,346
	Santam, Ltd.	20,200	223,842
	Sappi, Ltd.	100,545	1,440,420
	Sappi, Ltd. Sponsored ADR	144,300	2,060,604
	Sasol, Ltd.	1,232	77,134
	Sasol, Ltd. Sponsored ADR	348,100	21,895,490
*	SecureData Holdings, Ltd.	201,602	40,433
	Sentula Mining, Ltd.	197,644	411,293
	Shoprite Holdings, Ltd.	444,181	2,458,790
	Spur Corp., Ltd.	140,181	129,881
	Standard Bank Group, Ltd.	831,943	9,084,203
	Steinhoff International Holdings, Ltd.	1,117,770	2,872,916
	Sun International, Ltd.	63,304	739,102
	Super Group, Ltd.	513,680	355,031
	Telkom South Africa, Ltd.	214,907	3,867,286
#	Telkom South Africa, Ltd. Sponsored ADR	21,600	1,558,440
	The Spar Group, Ltd.	136,207	929,691
	Tiger Brands, Ltd.	123,728	2,549,773
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett, Ltd.	94,542	1,141,318
	Tourism Investment Corp., Ltd.	395,790	101,351
	Trans Hex Group, Ltd.	72,691	85,890
	Trencor, Ltd.	197,498	727,386

28

	Truworths International, Ltd.	401,614	1,207,312
	UCS Group, Ltd.	175,071	59,739
*	Value Group, Ltd.	95,008	28,244
*	Wesizwe Platinum, Ltd.	218,301	236,579
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	680,672
	Woolworths Holdings, Ltd.	606,141	899,538
TOTAL COMMON STOCKS			200,658,537

RIGHTS/WARRANTS — (0.0%)
*	AngloGold Ashanti, Ltd. Rights 06/23/08	24,430	225,979

TOTAL — SOUTH AFRICA			200,884,516

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
#	Aekyung Petrochemical Co., Ltd.	3,250	111,712
#	Amorepacific Corp.	409	246,840
	Asia Cement Manufacturing Co., Ltd.	2,080	129,319
	Asia Paper Manufacturing Co., Ltd.	3,740	40,143
	Bing Grae Co., Ltd.	4,630	164,084
#	BNG Steel Co., Ltd	5,660	63,792
	Bohae Brewery Co., Ltd.	1,190	23,119
#	Boo Kook Securities Co., Ltd.	4,620	115,350
#	Boryung Pharmaceutical Co., Ltd.	1,348	65,415
	Bu Kwang Pharmaceutical Co., Ltd.	6,128	175,646
	BYC Co., Ltd.	190	38,031
	Byuck San Corp.	2,700	42,099
	Byuck San Engineering and Construction Co., Ltd.	10,240	57,684
# *	C&Woobang Construction Co., Ltd.	9,990	36,922
	Cambridge Members Co., Ltd.	2,300	32,853
# *	Capro Corp.	7,870	93,304
	Celrun Co., Ltd.	7,190	30,581
#	Cheil Industrial, Inc.	31,610	1,633,402
	Cheil Worldwide, Inc.	1,643	378,135
	Cho Kwang Leather Co., Ltd.	6,000	43,099
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	26,409
#	Chong Kun Dang Pharmaceutical Corp.	6,426	134,160
# *	Choongwae Holdings Co., Ltd.	1,206	13,467
#	Choongwae Pharmaceutical Corp.	4,358	76,988
	Chosun Refractories Co., Ltd.	1,530	143,097
	Chungho Comnet Co., Ltd.	2,520	48,957
#	CJ CGV Co., Ltd.	7,600	112,195
*	CJ Cheiljedang Corp.	3,243	839,502
# *	CJ Corp.	15,468	1,088,783
*	Cosmochemical Co., Ltd.	4,900	42,121
#	Crown Confectionery Co., Ltd.	470	36,081
	Dae Chang Industrial Co., Ltd.	37,100	26,852
	Dae Dong Industrial Co., Ltd.	2,250	43,519
	Dae Hyun Co., Ltd.	27,280	19,471
#	Dae Sang Corp.	16,287	178,792
	Dae Won Kang Up Co., Ltd.	25,600	53,000

29

*	Dae Young Packaging Co., Ltd.	110,676	44,610
#	Daeduck Electronics Co., Ltd.	19,510	89,990
	Daeduck Industries Co., Ltd.	6,900	51,127
	Daegu Bank Co., Ltd.	115,470	1,704,764
	Daehan City Gas Co., Ltd.	4,070	147,724
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	220,430
	Daehan Flour Mills Co., Ltd.	784	147,648
*	Daehan Pulp Co., Ltd.	8,160	25,457
	Daehan Synthetic Fiber Co., Ltd.	520	62,611
#	Daekyo Co., Ltd.	4,104	280,920
# *	Daekyung Machinery & Engineering Co., Ltd.	11,100	58,772
	Daelim Industrial Co., Ltd.	22,580	2,710,047
	Daelim Trading Co., Ltd.	3,405	15,811
# *	Daerim Corp.	1,660	38,125
	Daesang Farmsco Co., Ltd.	15,810	28,235
#	Daesung Industrial Co., Ltd.	2,218	322,193
*	Daewon Cable Co., Ltd.	3,980	36,860
	Daewon Pharmaceutical Co., Ltd.	10,340	46,986
*	Daewoo Electronic Components Co., Ltd.	74,190	32,058
#	Daewoo Engineering & Construction Co., Ltd.	89,945	1,573,052
#	Daewoo International Corp.	12,240	537,418
#	Daewoo Motor Sales Corp.	13,980	416,965
#	Daewoo Securities Co., Ltd.	56,050	1,173,786
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	24,760	1,126,061
	Daewoong Co., Ltd.	1,280	43,521
#	Daewoong Pharmaceutical Co., Ltd.	2,412	206,093
	Dahaam E-Tec Co., Ltd.	1,420	44,104
#	Daishin Securities Co., Ltd.	31,670	610,896
	Daiyang Metal Co., Ltd.	17,130	84,578
	Daou Technology, Inc.	19,430	140,285
#	DC Chemical Co., Ltd.	5,950	2,271,620
	DI Corp.	13,030	26,459
	Digital Power Communications Co., Ltd.	30,360	56,083
*	DigitAll World Co., Ltd.	9,920	11,420
	Dong Ah Tire Industrial Co., Ltd.	5,410	50,425
	Dong Bu Insurance Co., Ltd.	11,170	457,434
#	Dong Wha Pharmaceutical Industries Co., Ltd.	2,061	120,954
#	Dong-A Pharmaceutical Co., Ltd.	2,999	286,331
	Dongbang Agro Co., Ltd.	8,450	54,813
	Dongbang Transport Logistics Co., Ltd.	8,400	48,060
	Dongbu Corp.	9,170	197,791
# *	Dongbu HiTek Co., Ltd.	17,098	140,878
#	Dongbu Securities Co., Ltd.	19,561	155,863
#	Dongbu Steel Co., Ltd.	12,910	184,310
	Dong-Il Corp.	514	39,485
	Dongil Paper Manufacturing Co., Ltd.	26,200	30,014
	Dongkook Industrial Co., Ltd.	8,860	41,042
	Dongkuk Steel Mill Co., Ltd.	29,710	1,352,561
	Dongsu Industrial Co., Ltd.	3,910	66,429
#	Dongwon F&B Co., Ltd.	1,340	55,178
	Dongwon Industries Co., Ltd.	1,200	152,635
#	Dongwon Systems Corp.	41,350	94,536

30

	Dongyang Engineering & Construction Corp.	1,070	43,068
#	Dongyang Mechatronics Corp.	18,579	141,670
#	Doosan Construction & Engineering Co., Ltd.	35,610	415,239
# *	Doosan Corp.	3,400	700,562
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	1,891,894
#	Doosan Infracore Co., Ltd.	19,490	640,429
	DPI Co., Ltd.	7,711	61,379
	Ducsung Co., Ltd.	5,510	13,971
*	DuzonBIzon Co., Ltd.	17,060	28,331
#	E1 Corp.	2,720	324,931
*	Eagon Industrial Co., Ltd.	2,210	37,795
*	En Paper Manufacturing Co., Ltd.	6,220	18,857
	e-Starco Co., Ltd.	25,580	20,364
	F&F Co., Ltd.	6,240	29,578
# *	First Fire & Marine Insurance Co., Ltd.	15,260	227,580
# *	Firstech Co., Ltd.	7,616	15,661
#	FNC Kolon Corp.	5,250	85,655
#	Foosung Co., Ltd.	11,953	50,922
	Fursys, Inc.	5,170	127,185
	Gaon Cable Co., Ltd.	1,910	70,398
#	GIIR, Inc.	6,130	53,991
	Global & Yuasa Battery Co., Ltd.	5,630	136,635
	Green Cross Corp. (6497134)	1,010	84,832
#	Green Cross Corp. (6771708)	2,001	186,551
#	Green Fire Marine Insurance Co., Ltd.	4,086	56,374
#	GS Engineering & Construction Corp.	11,230	1,413,340
	GS Holdings Corp.	34,000	1,585,401
#	Gwangju Shinsegae Co., Ltd.	922	117,279
#	Hae In Co., Ltd.	11,740	44,016
	Halla Climate Control Corp.	47,640	508,866
#	Halla Engineering & Construction Corp.	4,270	140,768
# *	Han All Pharmaceutical Co., Ltd.	15,710	53,444
#	Han Kuk Carbon Co., Ltd.	12,500	84,262
#	Han Yang Securities Co., Ltd.	6,920	141,893
	Hana Financial Group, Inc.	79,164	3,306,055
	Handok Pharmaceuticals Co., Ltd.	2,270	39,660
#	Handsome Corp.	12,044	147,935
*	Handsome PandD	2,045	30,501
#	Hanil Cement Manufacturing Co., Ltd.	3,488	302,321
	Hanil Construction Co., Ltd.	5,356	69,886
	Hanil E-Wha Co., Ltd.	14,390	33,418
	Hanjin Heavy Industries and Construction Co., Ltd.	14,614	748,747
# *	Hanjin Heavy Industry Co., Ltd.	13,345	387,605
#	Hanjin Shipping Co., Ltd.	43,666	1,991,787
	Hanjin Transportation Co., Ltd.	5,630	213,298
	Hankook Cosmetics Co., Ltd.	16,530	63,169
	Hankook Shell Oil Co., Ltd.	470	43,577
#	Hankook Tire Manufacturing Co., Ltd.	83,830	1,205,221
	Hankuk Electric Glass Co., Ltd.	1,890	52,649
	Hankuk Glass Industries, Inc.	3,640	103,705
	Hankuk Paper Manufacturing Co., Ltd.	2,250	99,690
#	Hanmi Pharm Co., Ltd.	2,480	344,122

31

	Hansae Co., Ltd.	16,030	63,215
	Hanshin Construction Co., Ltd.	4,960	125,221
	Hansol Chemical Co., Ltd.	5,000	51,959
#	Hansol CSN Co., Ltd.	27,060	54,150
#	Hansol LCD, Inc.	1,930	69,371
# *	Hansol Paper Co., Ltd.	20,060	260,227
#	Hanssem Co., Ltd.	12,590	103,309
#	Hanwha Chemical Corp.	47,990	580,280
#	Hanwha Corp.	19,980	811,218
# *	Hanwha Non-Life Insurance Co., Ltd.	8,486	131,527
#	Hanwha Securities Co., Ltd.	30,619	285,673
	Hanwha Timeworld Co., Ltd.	2,210	30,467
# *	Heavy Industries	8,840	46,950
	Heung-A Shipping Co., Ltd.	18,040	55,553
	Hite Brewery Co., Ltd.	7,747	872,479
	Honam Petrochemical Corp.	11,465	982,368
#	Hotel Shilla Co., Ltd.	18,780	434,180
	HS R&A Co., Ltd.	2,540	25,165
#	Huchems Fine Chemical Corp.	5,680	144,205
*	Huneed Technologies	3,778	22,443
# *	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	11,030	80,147
	Husteel Co., Ltd.	2,840	62,903
	Hwa Sung Industrial Co., Ltd.	4,820	54,072
	Hwacheon Machine Tool Co., Ltd.	1,740	84,191
	Hwashin Co., Ltd.	12,790	37,150
# *	Hynix Semiconductor, Inc.	111,161	3,347,061
#	Hyosung T & C Co., Ltd.	17,042	1,304,221
#	Hyundai Auton Co., Ltd.	52,480	276,270
#	Hyundai Cement Co., Ltd.	2,340	84,616
# *	Hyundai Corp.	6,810	178,601
	Hyundai Department Store Co., Ltd.	10,608	1,061,255
	Hyundai Department Store H & S Co., Ltd.	2,626	222,945
	Hyundai Development Co.	31,239	1,908,979
#	Hyundai DSF Co., Ltd.	5,140	56,436
#	Hyundai Elevator Co., Ltd.	3,266	306,099
#	Hyundai Engineering & Construction Co., Ltd.	9,180	784,048
#	Hyundai Heavy Industries Co., Ltd.	8,150	2,971,102
#	Hyundai Hysco	37,130	414,660
	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	657,460
#	Hyundai Merchant Marine Co., Ltd.	26,331	941,260
#	Hyundai Mipo Dockyard Co., Ltd.	7,520	1,761,927
	Hyundai Mobis	33,987	3,029,022
#	Hyundai Motor Co., Ltd.	64,276	5,243,248
	Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	48,579
#	Hyundai Securities Co., Ltd.	124,883	1,656,630
	Hyundai Steel Co.	31,920	2,565,849
*	IB Sports, Inc.	5,200	19,637
# *	IHQ, Inc.	8,010	16,914
	Il Dong Pharmaceutical Co., Ltd.	2,054	77,651
	Il Yang Pharmaceutical Co., Ltd.	2,640	148,519
	Iljin Diamond Co., Ltd.	2,000	27,287
#	Iljin Electric Co., Ltd.	26,020	192,621

32

	Ilsung Pharmaceutical Co., Ltd.	1,299	131,155
*	Industrial Bank of Korea	80,380	1,448,209
#	InziControls Co., Ltd.	4,010	19,678
	ISU Chemical Co., Ltd.	3,470	39,279
#	IsuPetasys Co., Ltd.	14,910	19,693
	Jahwa Electronics Co., Ltd.	8,280	61,829
	Jeil Mutual Savings Bank	3,200	18,891
	Jeil Pharmaceutical Co.	8,000	84,331
#	Jeonbuk Bank, Ltd.	22,698	167,559
#	Jinheung Mutual Savings Bank Co., Ltd.	12,577	69,135
*	Joongang Construction Co., Ltd.	2,430	40,345
	K.C. Tech Co., Ltd.	11,658	78,177
	Kangwon Land, Inc.	43,310	1,026,245
#	KCC Corp.	4,267	2,070,175
	KCTC	1,450	32,808
	Keangnam Enterprises, Ltd.	7,075	195,895
*	KEC Corp.	16,042	21,805
#	KEC Holdings Co., Ltd.	5,347	9,140
	Keyang Electric Machinery Co., Ltd.	15,560	42,999
# *	KG Chemical Corp.	4,650	50,166
# *	Kia Motors Corp.	155,170	1,838,627
*	KIC, Ltd.	4,800	57,582
# *	KIRIN Co., Ltd.	33,750	43,431
	KISWIRE, Ltd.	4,490	198,853
	Koas Well Co., Ltd.	12,000	25,733
	Kodenshi Korea Corp.	11,990	30,392
	Kolon Engineering & Construction Co., Ltd.	9,860	116,884
# *	Kolon Industries, Inc.	8,346	278,512
	Kookmin Bank	11,530	718,151
	Kookmin Bank Sponsored ADR	114,168	7,129,792
#	Korea Cast Iron Pipe Co., Ltd.	9,870	54,723
*	Korea Circuit Co., Ltd.	3,970	15,920
	Korea Cottrell Co., Ltd.	2,870	35,692
#	Korea Development Co., Ltd.	5,080	80,922
#	Korea Development Leasing Corp.	3,140	134,465
	Korea Electric Power Corp.	27,510	892,552
	Korea Electric Power Corp. Sponsored ADR	60,900	984,144
	Korea Electric Terminal Co., Ltd.	4,550	105,382
	Korea Exchange Bank	129,539	1,931,265
#	Korea Export Packing Industries Co., Ltd.	4,160	46,055
# *	Korea Express Co., Ltd.	6,408	697,080
#	Korea Fine Chemical Co., Ltd.	1,637	124,108
	Korea Flange Co., Ltd.	2,740	36,992
	Korea Gas Corp.	11,540	884,295
	Korea Investment Holdings Co., Ltd.	32,200	1,478,433
	Korea Iron & Steel Co., Ltd.	5,308	469,171
# *	Korea Kolmar Co., Ltd.	6,410	23,325
	Korea Komho Petrochemical Co., Ltd.	11,940	566,655
	Korea Line Corp.	3,360	666,106
	Korea Mutual Savings Bank	2,080	56,553
#	Korea Petrochemical Industry Co., Ltd.	4,050	177,998
	Korea Petroleum Industrial Co., Ltd.	227	27,909

33

	Korea Polyol Co., Ltd.	2,092	111,979
#	Korea Reinsurance Co., Ltd.	38,539	408,008
	Korea Zinc Co., Ltd.	7,749	989,805
	Korean Air Co., Ltd.	28,847	1,471,487
	Korean Air Terminal Service Co., Ltd.	1,600	76,831
*	Korean French Banking Corp.	24,580	36,898
# *	KP Chemical Corp.	43,970	368,298
	KPC Holdings Corp.	1,163	62,367
	KT Corp.	19,320	867,897
	KT Corp. Sponsored ADR	35,400	800,394
*	KT Freetel, Ltd.	63,140	1,778,342
	KT&G Corp.	27,400	2,378,453
# *	KTB Network, Ltd.	25,030	212,317
#	Kukdo Chemical Co., Ltd.	2,150	53,356
	Kumho Electronics Co., Ltd.	2,778	99,055
#	Kumho Industrial Co., Ltd.	21,240	668,796
#	Kumho Investment Bank	7,381	96,770
#	Kumho Tire Co., Inc.	33,540	332,058
	Kumkang Industrial Co., Ltd.	4,780	73,700
	Kun Wha Pharmaceutical Co., Ltd.	1,810	32,001
	Kunsul Chemical Industrial Co., Ltd.	1,950	32,180
	Kwang Dong Pharmaceutical Co., Ltd.	24,400	96,605
	Kyeryong Construction Industrial Co., Ltd.	4,030	142,850
*	Kyobo Securities Co., Ltd.	13,880	303,497
*	Kyung Nong Corp.	9,330	42,183
# *	Kyungbang Co., Ltd.	778	113,189
	Kyung-in Synthetic Corp.	1,890	47,182
	Kyungnam Energy Co., Ltd.	8,290	29,556
#	LG Chemical, Ltd.	32,442	3,085,817
	LG Corp.	37,630	2,942,730
	LG Dacom Corp.	36,270	739,880
	LG Electronics, Inc.	44,150	6,133,958
#	LG Fashion Corp.	8,772	252,997
#	LG Household & Healthcare Co., Ltd.	3,273	686,092
#	LG International Corp.	21,268	415,298
# *	LG Life Sciences, Ltd.	3,940	220,047
#	LG Phillips LCD Co., Ltd.	38,000	1,677,207
	LIG Insurance Co., Ltd.	21,000	467,267
	Lotte Chilsung Beverage Co., Ltd.	547	552,180
	Lotte Confectionary Co., Ltd.	647	728,252
# *	Lotte Midopa Co., Ltd.	25,050	291,955
#	Lotte Sam Kang Co., Ltd.	548	105,213
*	Lotte Shopping Co., Ltd.	5,916	1,992,864
#	LS Cable, Ltd.	12,490	1,184,345
#	LS Industrial Systems Co., Ltd.	6,010	321,099
*	Maniker Co., Ltd.	40,030	32,862
#	Meritz Fire Marine Insurance Co., Ltd.	43,019	436,816
#	Meritz Securities Co., Ltd.	23,366	188,232
#	Mirae Asset Securities Co., Ltd.	6,686	792,773
	Miwon Commercial Co., Ltd.	1,060	45,844
*	Monalisa Co., Ltd.	35,010	28,560
#	Moorim Paper Co., Ltd.	11,110	110,940

34

	Motonic Corp.	6,500	55,318
#	Namhae Chemical Corp.	15,890	445,980
# *	Namkwang Engineering & Construction Co., Ltd.	7,250	455,803
#	Namyang Dairy Products Co., Ltd.	349	274,585
	Nasan Co., Ltd.	13,320	30,971
#	NCsoft Corp.	7,680	358,042
	Nexen Corp.	1,550	51,186
#	Nexen Tire Corp.	44,200	146,288
#	NH Investment & Securities Co., Ltd.	23,460	212,678
#	Nong Shim Co., Ltd.	2,662	466,156
#	Nong Shim Holdings Co., Ltd.	1,470	99,198
	Noroo Paint Co., Ltd.	3,854	15,932
# *	Orientbio, Inc.	25,132	20,963
#	ORION Corp.	1,225	245,692
	Ottogi Corp.	1,572	234,967
	Pacific Corp.	2,430	290,257
	Pacific Pharmaceutical Co., Ltd.	902	28,205
	Pang Rim Co., Ltd.	2,820	59,990
*	Pantech & Curitel Communications, Inc.	985	—
*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	59,396
	Pohang Coated Steel Co., Ltd.	3,350	103,599
	Poong Lim Industrial Co., Ltd.	10,310	75,402
#	Poong San Corp.	18,250	301,341
	POSCO	4,270	2,333,808
	POSCO ADR	81,940	11,197,101
# *	Prime Entertainment Co., Ltd.	714	1,570
#	Pulmuone Co., Ltd.	2,290	108,827
	Pum Yang Construction Co., Ltd.	3,390	61,224
	Pusan Bank	105,670	1,534,588
#	Pusan City Gas Co., Ltd.	6,050	134,534
*	Pyung Hwa Anti-Vibration System Co., Ltd.	3,219	7,854
*	Pyung Hwa Holdings Co., Ltd.	2,146	5,208
	Pyung Hwa Industrial Co., Ltd.	2,682	9,766
*	RNL BIO Co., Ltd.	6,058	8,861
#	S&T Corp.	5,071	112,352
#	S&T Daewoo Co., Ltd.	3,680	132,369
#	S&T Dynamics Co., Ltd.	13,086	153,842
# *	S&T Motors Co., Inc.	31,290	18,694
	S1 Corp.	5,730	325,523
*	Saehan Industries, Inc.	20,390	172,556
*	Saehan Media Corp.	17,170	64,103
# *	Sajo Industries Co., Ltd.	2,160	67,811
	Sam Jin Pharmaceutical Co., Ltd.	4,998	60,446
	Sam Kwang Glass Industrial Co., Ltd.	2,130	69,871
	Sam Lip General Foods Co., Ltd.	3,770	34,626
	Sam Yung Trading Co., Ltd.	4,000	17,230
#	Sambu Construction Co., Ltd.	3,340	165,436
	Samchully Co., Ltd.	1,590	324,384
#	Samho International Co., Ltd.	6,037	109,662
	Samhwa Crown and Closure Co., Ltd.	1,770	34,968
	Samhwa Paints Industrial Co., Ltd.	9,710	32,247

35

# *	Samick Musical Instruments Co., Ltd.	22,800	20,600
	Samick THK Co., Ltd.	11,860	31,100
	Samil Pharmaceutical Co., Ltd.	2,090	24,874
*	Samsung Card Co., Ltd.	17,819	913,921
*	Samsung Climate Control Co., Ltd.	4,190	30,762
#	Samsung Corp.	75,610	5,046,554
	Samsung Electro-Mechanics Co., Ltd.	36,960	1,723,474
	Samsung Electronics Co., Ltd.	33,997	24,471,643
	Samsung Engineering Co., Ltd.	9,610	885,936
	Samsung Fine Chemicals Co., Ltd.	9,356	458,848
	Samsung Fire and Marine Insurance, Ltd.	9,700	2,105,647
#	Samsung Heavy Industries Co., Ltd.	52,700	2,194,588
# *	Samsung SDI Co., Ltd.	27,838	2,155,002
#	Samsung Securities Co., Ltd.	24,653	1,770,369
	Samsung Techwin Co., Ltd.	13,880	821,372
#	Samwhan Corp.	5,710	131,436
#	Samyang Corp.	4,824	239,828
*	Samyang Foods Co., Ltd.	1,990	30,345
	Samyang Genex Co., Ltd.	1,814	121,285
	Samyang Tongsang Co., Ltd.	720	24,125
#	Samyoung Electronics Co., Ltd.	8,770	92,011
# *	SandT Corp	616	52,471
	SAVEZONE I&C Corp.	16,940	40,671
	SC Engineering Co., Ltd.	3,275	17,570
#	Seah Besteel Corp.	16,770	345,456
#	SEAH Holdings Corp.	1,590	182,987
	SEAH Steel Corp.	2,230	137,352
	Sebang Co., Ltd.	8,550	124,984
	Sejong Industrial Co., Ltd.	11,020	58,337
	Sempio Foods Co.	1,000	27,989
#	Seoul City Gas Co., Ltd.	1,090	96,871
#	Seoul Securities Co., Ltd.	189,397	273,337
*	Serim Paper Manufacturing Co., Ltd.	4,750	64,099
# *	Seshin Co., Ltd.	2,000	6,158
#	Sewon Cellontech Co., Ltd.	10,964	96,347
*	SGWICUS Corp.	12,450	32,942
#	Shin Heung Securities Co., Ltd.	4,078	123,027
	Shin Won Corp.	13,500	29,783
	Shin Young Securities Co., Ltd.	3,950	191,651
# *	Shinhan Engineering & Construction Co., Ltd.	4,013	70,936
	Shinhan Financial Group Co., Ltd.	32,360	1,621,708
	Shinhan Financial Group Co., Ltd. ADR	37,250	3,746,233
	Shinhung Co., Ltd.	1,510	30,980
	Shinpoong Pharmaceutical Co., Ltd.	1,300	29,687
	Shinsegae Co., Ltd.	2,579	1,497,944
#	Shinsegae Engineering & Construction Co., Ltd.	1,750	55,236
#	Shinsegae Internet & Commerce Co., Ltd.	1,000	59,755
#	Shinsung Engineering Co., Ltd.	16,270	122,592
*	Shinsung Tongsang Co., Ltd.	7,800	28,791
	Silla Trading Co., Ltd.	11,190	200,718
	Sindo Ricoh Co., Ltd.	4,451	296,039
#	SJM Co., Ltd.	7,780	44,655

36

#	SK Chemicals Co., Ltd.	7,184	370,612
#	SK Co., Ltd.	28,507	4,484,988
	SK Energy Co., Ltd.	35,494	4,416,261
	SK Gas Co., Ltd.	4,053	302,367
*	SK Networks Co., Ltd.	32,340	595,306
	SK Telecom Co., Ltd.	4,361	864,180
	SK Telecom Co., Ltd. ADR	41,400	940,608
#	SKC Co., Ltd.	17,410	377,155
	SL Corp.	3,300	22,166
	S-Oil Corp.	25,449	1,827,414
#	Solomon Mutual Savings Bank	7,126	62,990
	Soosan Heavy Industries Co., Ltd.	29,380	35,281
# *	Ssangyong Cement Industry Co., Ltd.	32,097	347,402
*	Ssangyong Corp.	948	18,358
# *	Ssangyong Motor Co.	56,070	258,396
#	STX Corp.	8,080	596,802
#	STX Engine Co., Ltd.	6,000	306,677
#	STX Shipbuilding Co., Ltd.	15,326	604,725
*	Sudo Pharmaceutical Industry Co., Ltd.	55,850	67,280
	Suheung Capsule Co., Ltd.	2,500	16,000
	Sung Bo Chemicals Co., Ltd.	1,020	38,579
	Sung Chang Enterprise Co., Ltd.	2,780	57,370
# *	Sung Shin Cement Co., Ltd.	10,810	110,270
	Sungjee Construction Co., Ltd.	2,570	49,206
#	Sungwon Corp.	17,330	208,782
	Sunjin Co., Ltd.	1,240	34,325
#	Sunkyong Securities Co., Ltd.	108,810	302,479
#	Sunwoo Shipping & Technology Co., Ltd.	35,350	49,992
	Tae Kwang Industrial Co., Ltd.	508	449,275
	Tae Kyung Industrial Co., Ltd.	10,960	65,233
	Taegu Department Store Co., Ltd.	4,530	61,580
#	Taeyoung Engineering & Construction	34,440	311,449
#	Tai Han Electric Wire Co., Ltd.	19,660	869,175
	Tai Lim Packaging Industries Co., Ltd.	47,100	48,475
*	Taihan Textile Co., Ltd.	620	25,178
	Telcoware Co., Ltd.	2,000	15,439
	Tong Yang Investment Bank	40,783	568,718
# *	Tong Yang Major Corp.	20,615	162,868
#	Tong Yang Moolsan Co., Ltd.	6,560	82,545
*	TRYBRANDS, Inc.	5,000	25,484
#	TS Corp.	1,927	114,907
#	Uangel Corp.	6,570	38,805
*	Uni Chem Co., Ltd.	21,050	18,505
	Unid Co., Ltd.	3,350	130,103
# *	Union Steel Manufacturing Co., Ltd.	5,390	151,264
#	Uniquest Corp.	7,000	38,503
*	VGX International, Inc.	4,574	15,971
	Whanin Pharmaceutical Co., Ltd.	3,640	49,328
	Woongjin Coway Co., Ltd.	15,520	456,709
#	Woongjin Thinkbig Co., Ltd.	6,469	172,315
	Woongjin.Com Co., Ltd.	18,760	436,466
#	Woori Financial Co., Ltd.	8,910	99,504

37

#	Woori Investment & Securities Co., Ltd.	64,024	1,359,325
	WooSung Feed Co., Ltd.	20,370	35,000
	YESCO Co., Ltd.	2,210	76,357
#	Yoosung Enterprise Co., Ltd.	9,370	35,376
#	Youlchon Chemical Co., Ltd.	11,820	77,162
	Youngone Corp.	21,200	193,496
	Youngpoong Corp.	830	379,389
	Yuhan Corp.	4,424	863,316
	YuHwa Securities Co., Ltd.	4,570	94,763
# *	Yungjin Pharm Co., Ltd.	15,808	23,665
*	Yuyang Telecom Co., Ltd.	2,250	19,620
	YUYU, Inc.	2,440	31,152
TOTAL COMMON STOCKS			237,837,484

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	14,652	48,082
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd. Rights 06/10/08	5,992	1,629
TOTAL RIGHTS/WARRANTS			49,711

TOTAL — SOUTH KOREA			237,887,195

TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
*	A.G.V. Products Corp.	277,881	112,084
	Aaeon Technology, Inc.	34,699	75,461
	Ability Enterprise Co., Ltd.	170,027	230,156
*	Abocom Systems, Inc.	70,154	38,538
*	Acbel Polytech, Inc.	306,300	154,405
*	Accton Technology Corp.	423,000	193,710
	Acer, Inc.	1,654,657	3,436,576
	Advanced Semiconductor Engineering, Inc.	599,981	631,029
#	Advanced Semiconductor Engineering, Inc. ADR	209,703	1,100,941
	Advantech Co., Ltd.	93,125	242,263
	Allis Electric Co., Ltd.	207,000	71,126
	Altek Corp.	138,099	226,187
	Ampoc Far East Co., Ltd.	77,250	33,553
	Amtran Technology Co., Ltd.	333,604	292,935
	Apex Biotechnology Corp.	42,900	85,566
	Arima Communication Corp.	232,383	158,120
*	Arima Computer Corp.	757,000	126,203
	Arima Optoelectronics Corp.	167,520	126,749
	Asia Cement Corp.	1,099,351	2,044,743
	Asia Chemical Corp.	230,000	131,566
	Asia Polymer Corp.	201,000	190,541
*	Asia Vital Components Co., Ltd.	115,000	91,484
	Asustek Computer, Inc.	1,336,785	3,858,662
	Aten International Co., Ltd.	41,104	97,336
	AU Optronics Corp.	1,396,672	2,677,363
#	AU Optronics Corp. Sponsored ADR	137,652	2,620,894
	Audix Co., Ltd.	122,137	96,819
	Aurora Corp.	164,160	154,161

38

	Aurora Systems Corp.	72,000	54,898
	Avermedia Technologies, Inc.	86,293	164,160
	Avision, Inc.	182,378	101,114
	Awea Mechantronic Co., Ltd.	45,100	84,599
	Bank of Kaohsiung Co., Ltd.	365,000	201,836
	Basso Industry Corp., Ltd.	97,427	94,871
*	Behavior Tech Computer Corp.	84,400	33,077
*	Bes Engineering Corp.	967,050	330,985
	Biostar Microtech International Corp.	133,377	72,928
	C Sun Manufacturing, Ltd.	128,435	76,452
*	Carnival Industrial Corp.	287,000	91,722
	Catcher Co., Ltd.	251,218	868,706
	Cathay Chemical Works, Inc.	98,000	46,106
	Cathay Financial Holdings Co., Ltd.	1,511,058	3,865,624
	Cathay Real Estate Development Co., Ltd.	924,000	636,054
	Central Reinsurance Co., Ltd.	313,950	190,692
	Chain Qui Development Co., Ltd.	77,464	101,433
	Champion Building Materials Co., Ltd.	234,649	136,814
	Chang Hwa Commercial Bank	3,026,000	2,460,525
	Charoen Pokphand Enterprises Co., Ltd.	134,000	85,225
	Cheng Loong Corp.	689,000	272,098
	Cheng Shin Rubber Industry Co., Ltd.	409,406	701,026
	Cheng Uei Precision Industry Co., Ltd.	244,382	551,675
	Chenming Mold Industrial Corp.	94,294	35,068
	Chi Mei Optoelectronic Corp.	4,330,028	5,910,152
*	Chia Her Industrial Co., Ltd.	140,000	13,551
*	Chia Hsin Cement Corp.	393,000	336,380
	Chicony Electronics Co., Ltd.	157,575	314,229
*	Chien Shing Stainless Steel Co., Ltd.	191,000	62,263
	Chilisin Electronics Corp.	70,377	37,856
	China Airlines	1,525,621	798,470
	China Chemical & Pharmaceutical Co.	191,000	116,327
	China Development Financial Holding Corp.	8,361,310	3,563,808
	China Ecotek Corp.	60,000	94,207
	China Electric Manufacturing Co., Ltd.	239,220	140,927
*	China General Plastics Corp.	313,000	146,754
	China Glaze Co., Ltd.	109,620	44,028
	China Hi-Ment Corp.	120,520	186,812
*	China Life Insurance Co., Ltd.	540,000	444,507
# *	China Life Insurance Co., Ltd. ADR	138,156	8,337,715
*	China Man-Made Fiber Co., Ltd.	1,031,662	358,200
	China Metal Products Co., Ltd.	168,470	287,987
	China Motor Co., Ltd.	545,716	428,349
*	China Petrochemical Development Corp.	1,444,000	877,087
	China Steel Chemical Corp.	93,332	256,964
	China Steel Corp.	2,068,233	3,538,212
	China Steel Structure Co., Ltd.	67,000	59,106
	China Synthetic Rubber Corp.	320,000	416,674
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	79,892
*	Chinatrust Financial Holdings Co., Ltd.	4,074,243	4,158,585
	Chinese Maritime Transport, Ltd.	86,460	311,707

39

	Ching Feng Home Fashions Industries Co., Ltd.	137,700	108,994
	Chin-Poon Industrial Co., Ltd.	231,000	192,036
	Chroma Ate, Inc.	92,663	224,701
	Chun Yu Works & Co., Ltd.	230,000	93,462
	Chun Yuan Steel Industrial Co., Ltd.	349,482	184,760
	Chung Hsin Electric & Machinery Co., Ltd.	273,000	241,550
	Chung Hung Steel Corp.	637,000	544,813
	Chung Hwa Pulp Corp.	386,000	303,593
*	Chungwa Picture Tubes Co., Ltd.	5,534,604	1,857,704
*	Clevo Co.	247,520	409,922
*	CMC Magnetics Corp.	2,541,000	853,172
	Collins Co., Ltd.	258,000	110,399
	Compal Communications, Inc.	120,995	227,679
	Compal Electronics, Inc.	2,284,400	2,540,875
	Compeq Manufacturing Co., Ltd.	951,000	364,807
	Continental Engineering Corp.	631,667	464,238
	Cosmo Electronics Corp.	45,000	56,102
*	Cosmos Bank Taiwan	708,400	66,258
	CTCI Corp.	379,574	326,231
	CX Technology Co., Ltd.	80,579	46,165
	Cybertan Technology, Inc.	113,840	202,190
	Cyntec Co., Ltd.	61,408	94,308
	Da-Cin Construction Co., Ltd.	238,809	197,007
*	Delpha Construction Co., Ltd.	199,000	59,104
	Delta Electronics Industrial Co., Ltd.	385,731	1,102,169
	Depo Auto Parts Industrial Co., Ltd.	81,634	256,995
	Diamond Flower Electric Instrument Co., Ltd.	50,252	122,581
	D-Link Corp.	455,854	757,071
*	E.Sun Financial Holding Co., Ltd.	2,656,255	1,499,424
	Eastern Media International	691,922	275,528
	Eclat Textile Co., Ltd.	141,371	76,726
	Edom Technology Co., Ltd.	101,600	61,888
	Elan Microelectronics Corp.	179,974	323,315
*	E-Lead Electronic Co., Ltd.	37,000	46,248
	Elite Material Co., Ltd.	114,697	56,863
	Elite Semiconductor Memory Technology, Inc.	113,331	195,478
*	Elitegroup Computer Systems Co., Ltd.	948,460	401,230
	Enlight Corp.	205,999	51,971
*	EnTie Commercial Bank	379,000	85,142
	Epistar Corp.	179,796	491,298
	Eten Information Systems, Ltd.	172,914	310,865
	Eternal Chemical Co., Ltd.	350,820	394,832
*	Eva Airways Corp.	1,524,245	892,980
	Everest Textile Co., Ltd.	303,064	78,297
	Evergreen International Storage & Transport Corp.	695,000	638,020
	Evergreen Marine Corp., Ltd.	1,147,170	1,010,177
	Everlight Chemical Industrial Corp.	229,000	144,799
	Everlight Electronics Co., Ltd.	83,991	297,375
*	Everspring Industry Co., Ltd.	142,000	41,137
	Evertop Wire Cable Corp.	95,676	35,250
	Excel Cell Electronics Co., Ltd.	90,000	44,449
	Far East Textile, Ltd.	1,687,103	2,627,419

40

	Far Eastern Department Stores, Ltd.	623,854	938,881
*	Far Eastern International Bank	1,326,265	499,881
	Federal Corp.	232,833	161,699
	Feng Hsin Iron & Steel Co., Ltd.	247,700	806,989
	Feng Tay Enterprise Co., Ltd.	311,808	253,849
	First Copper Technology Co., Ltd.	208,000	89,367
	First Financial Holding Co., Ltd.	3,351,093	3,976,839
	First Hotel	147,398	183,989
*	First Steamship Co., Ltd.	73,000	175,463
	Flytech Technology Co., Ltd.	23,000	75,009
	Formosa Chemicals & Fiber Co., Ltd.	1,178,830	2,811,334
*	Formosa Epitaxy, Inc.	60,000	71,147
	Formosa International Hotels Corp.	29,078	585,351
	Formosa Plastics Corp.	1,196,271	3,376,033
	Formosa Taffeta Co., Ltd.	781,460	864,121
	Formosan Rubber Group, Inc.	337,000	228,629
	Formosan Union Chemical Corp.	79,000	42,481
	Fortune Electric Co., Ltd.	87,000	149,799
	Foxconn Technology Co., Ltd.	149,518	869,325
	Fubon Financial Holding Co., Ltd.	2,567,000	3,059,382
	Fwuson Industry Co., Ltd.	166,000	89,415
	G Shank Enterprise Co., Ltd.	91,048	103,911
*	G.T.M. Corp.	127,000	97,248
	Gem Terminal Industries Co., Ltd.	86,133	91,597
	Giant Manufacture Co., Ltd.	112,000	316,944
*	Giga Storage Corp.	279,000	92,356
	Giga-Byte Technology Co., Ltd.	598,750	524,550
	Globe Union Industrial Corp.	135,229	149,073
	Gold Circuit Electronics, Ltd.	328,000	247,269
	Goldsun Development & Construction Co., Ltd.	902,481	567,397
	Good Will Instrument Co., Ltd.	63,000	54,325
	Gordon Auto Body Parts Co., Ltd.	107,150	38,090
*	Grand Pacific Petrochemical Corp.	391,000	154,356
	Grape King, Inc.	106,000	74,268
	Great China Metal Industry Co., Ltd.	202,000	113,001
	Great Taipei Gas Co., Ltd.	388,000	288,462
	Great Wall Enterprise Co., Ltd.	247,729	351,022
	Greatek Co., Ltd.	263,286	334,605
	Hanpin Co., Ltd.	80,000	52,294
	Hey Song Corp.	303,000	161,595
	High Tech Computer Corp.	109,936	2,929,252
	Highwealth Construction Corp.	246,894	366,681
*	Hitron Technologies, Inc.	98,000	35,029
*	Ho Tung Holding Corp.	379,000	153,479
	Hocheng Corp.	267,300	123,994
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	53,630
	Hon Hai Precision Industry Co., Ltd.	1,056,764	5,981,481
	Hong Tai Electric Industrial Co., Ltd.	194,000	156,376
	Hong Yi Fiber Industry Co., Ltd.	148,000	47,728
	Honmyue Enterprise Co., Ltd.	116,000	32,925
	Hota Industrial Manufacturing Co., Ltd.	65,600	81,275
	Hotai Motor Co., Ltd.	243,000	782,380

41

	Hsin Kuang Steel Co., Ltd.	104,331	171,790
	Hsing Ta Cement Co., Ltd.	296,000	126,577
	Hua Eng Wire & Cable Co., Ltd.	454,000	177,817
	Hua Nan Financial Holding Co., Ltd.	2,914,040	2,685,398
	Huang Hsiang Construction Corp.	110,000	271,700
	Hung Ching Development & Construction Co., Ltd.	227,000	130,799
	Hung Poo Construction Corp.	177,760	283,146
	Hung Sheng Construction Co., Ltd.	359,000	374,009
*	Hwa Fong Rubber Co., Ltd.	200,000	63,505
	Ichia Technologies, Inc.	195,349	138,968
	I-Chiun Precision Industry Co., Ltd.	67,211	94,242
	Inernational Semiconductor Technology, Ltd.	249,598	117,115
	Infortrend Technology, Inc.	110,999	175,227
*	Innolux Display Corp.	386,000	1,081,468
	Inventec Corp.	1,355,517	838,763
	ITE Technology, Inc.	44,000	149,434
*	Jean Co., Ltd.	90,000	26,336
	Johnson Health Tech Co., Ltd.	105,420	194,346
	Jui Li Enterprise Co., Ltd.	170,000	58,712
	K Laser Technology, Inc.	79,000	60,301
	Kang Na Hsiung Co., Ltd.	115,000	71,000
*	Kao Hsing Chang Iron & Steel Corp.	368,000	147,818
	Kaulin Manufacturing Co., Ltd.	106,800	92,826
	Kee Tai Properties Co., Ltd.	158,235	114,198
*	Kenda Rubber Industrial Co., Ltd.	275,606	209,608
	Kian Shen Corp.	39,900	27,833
	King Yuan Electronics Co., Ltd.	865,917	456,289
	Kingdom Construction Co., Ltd.	345,000	257,711
*	King’s Town Bank	677,653	236,351
*	King’s Town Construction Co., Ltd.	213,376	316,301
	Kinpo Electronics, Inc.	1,122,444	374,878
	Kinsus Interconnect Technology Corp.	134,678	352,611
	Knowledge-Yield-Excellence Systems Corp.	110,552	160,884
	Kung Long Batteries Industrial Co., Ltd.	47,000	63,005
*	Kuoyang Construction Co., Ltd.	252,000	214,135
*	Kwong Fong Industries Corp.	361,000	120,023
	Lan Fa Textile Co., Ltd.	258,560	80,856
	Largan Precision Co., Ltd.	39,192	490,240
*	Lead Data Co., Ltd.	243,000	49,529
	Leader Electronics, Inc.	68,309	32,625
*	Leadtek Research, Inc.	121,800	51,324
*	Lealea Enterprise Co., Ltd.	451,000	146,052
	Lee Chang Yung Chemical Industry Corp.	402,995	531,220
	Lee Chi Enterprises Co., Ltd.	196,000	100,028
	Lelon Co., Ltd.	89,000	31,788
*	Leofoo Development Co., Ltd.	224,000	215,310
	Les Enphants Co., Ltd.	85,000	73,442
*	Li Peng Enterprise Co., Ltd.	335,500	104,350
	Lian Hwa Foods Corp.	112,000	47,044
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	31,435
	Lien Hwa Industrial Corp.	533,276	391,793
	Lingsen Precision Industries, Ltd.	225,716	90,735

42

	Lite-On Technology Corp.	1,722,385	2,041,303
	Long Bon Development Co., Ltd.	307,000	166,667
	Long Chen Paper Co., Ltd.	387,287	161,892
	Lucky Cement Corp.	311,000	122,923
	Macronix International Co., Ltd.	2,637,185	1,260,081
	Makalot Industrial Co., Ltd.	48,430	104,052
	Mayer Steel Pipe Corp.	118,678	126,553
	Maywufa Co., Ltd.	102,500	56,159
	Media Tek, Inc.	172,126	2,152,739
	Mega Financial Holding Co., Ltd.	6,485,000	5,080,544
	Meiloon Co., Ltd.	202,929	120,320
	Mercuries & Associates, Ltd.	349,000	206,653
*	Mercuries Data Co., Ltd.	203,000	49,907
	Merida Industry Co., Ltd.	102,000	233,311
	Merry Electronics Co., Ltd.	50,920	120,971
	Microelectronics Technology, Inc.	325,000	199,067
	Micro-Star International Co., Ltd.	782,741	592,287
	Min Aik Technology Co., Ltd.	74,297	125,764
*	Mirle Automation Corp.	56,718	73,163
	Mitac International Corp.	1,014,943	870,663
	Mitac Technology Corp.	252,281	192,074
	Mobiletron Electronics Co., Ltd.	73,000	61,254
	Mospec Seminconductor Corp.	79,000	86,737
*	Mustek Systems, Inc.	270,000	59,201
	Nak Sealing Technologies Corp.	32,549	43,265
*	Namchow Chemical Industrial Co., Ltd.	194,000	73,691
	Nan Ya Plastic Corp.	1,717,557	3,983,550
	Nankang Rubber Tire Co., Ltd.	185,513	301,024
	Nantex Industry Co., Ltd.	129,108	152,608
	Nanya Technology Co., Ltd.	2,353,657	1,363,786
	National Petroleum Co., Ltd.	162,000	159,913
*	New Asia Construction & Development Co., Ltd.	279,000	67,026
	Nien Hsing Textile Co., Ltd.	378,000	246,830
	Ocean Plastics Co., Ltd.	161,000	153,729
*	Optimax Technology Corp.	381,654	147,099
*	Opto Tech Corp.	228,713	246,791
	Oriental Union Chemical Corp.	414,010	511,374
*	Pacific Construction Co., Ltd.	332,000	46,943
	Pan Jit International, Inc.	118,988	117,190
	Pan-International Industrial Corp.	309,514	594,356
*	PC Home Online	46,000	46,722
	Phihong Technology Co., Ltd.	219,083	130,181
	Phoenix Precision Technology Corp.	533,555	332,779
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	134,736
	Pou Chen Corp.	1,374,700	1,341,924
	President Chain Store Corp.	187,000	707,981
	Prince Housing & Development Corp.	565,500	471,025
*	Prodisc Technology, Inc.	603,000	73,654
	Promise Technology, Inc.	44,000	41,542
*	Protop Technology Co., Ltd.	148,000	7,224
*	Qisda Corp.	965,910	866,589
	Quanta Computer, Inc.	822,971	1,300,730

43

*	Quintain Steel Co., Ltd.	399,000	212,630
	Radium Life Tech Corp.	222,573	317,898
*	Ralec Electronic Corp.	50,252	61,407
	Realtek Semiconductor Corp.	203,926	617,373
*	Reward Wool Industry Corp.	149,000	48,104
*	Rexon Industrial Corp., Ltd.	118,000	30,119
	Richtek Technology Corp.	30,357	285,096
*	Ritek Corp.	2,509,000	592,297
	Ruentex Development Co., Ltd.	361,000	366,819
	Ruentex Industries, Ltd.	348,000	355,283
*	Sampo Corp.	518,584	124,494
	San Fang Chemical Industry Co., Ltd.	131,000	121,491
	Sanyang Industrial Co., Ltd.	576,000	348,021
	Sanyo Electric Co., Ltd.	202,000	231,089
	SDI Corp.	102,000	91,557
	Senao International Co., Ltd.	95,607	152,295
	Shan-Loong Transportation Co., Ltd.	111,247	65,487
	Sheng Yu Steel Co., Ltd.	169,000	170,720
	Shihlin Electric & Engineering Corp.	320,000	434,938
*	Shihlin Paper Corp.	187,000	267,777
	Shin Kong Financial Holding Co., Ltd.	3,357,717	2,913,627
*	Shin Shin Co., Ltd.	77,000	80,552
	Shinkong Co., Ltd.	210,271	130,108
*	Shinkong Synthetic Fibers Co., Ltd.	972,282	347,238
*	Shuttle, Inc.	166,000	77,314
	Sigurd Microelectronics Corp.	229,215	131,312
	Silicon Integrated Systems Corp.	1,083,961	389,216
	Siliconware Precision Industries Co., Ltd.	955,933	1,617,122
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	17,100	145,179
	Silitech Technology Corp.	57,333	196,318
	Sincere Navigation Corp.	214,400	433,429
	Sinkang Industries Co., Ltd.	79,652	52,990
	Sinkong Spinning Co., Ltd.	212,169	192,079
	Sinon Corp.	175,000	101,644
	SinoPac Holdings Co., Ltd.	5,433,000	2,468,076
*	Sintek Photronics Corp.	605,167	304,284
	Sinyi Realty, Inc.	100,843	376,854
	Sitronix Technology Corp.	47,631	147,455
	Siward Crystal Technology Co., Ltd.	66,386	42,174
*	Solelytex Enterprise Corp.	66,000	54,676
	Solomon Technology Corp.	150,554	109,120
	South East Soda Manufacturing Co., Ltd.	71,250	158,289
	Southeast Cement Co., Ltd.	316,000	156,100
*	Space Shuttle Hi-Tech Co., Ltd.	107,609	38,662
	SPI Electronic Co., Ltd.	105,140	120,788
	Spirox Corp.	100,595	86,048
	Springsoft, Inc.	123,332	168,608
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	73,196
	Standard Foods Taiwan, Ltd.	239,000	230,578
	Stark Technology, Inc.	124,000	70,578
	Sunonwealth Electric Machine Industry Co., Ltd.	168,602	86,006
	Sunplus Technology Co., Ltd.	365,581	460,582

44

	Sunrex Technology Corp.	192,120	232,469
	Synnex Technology International Corp.	440,947	1,154,961
	Sysware Systex Corp.	96,993	99,091
*	T JOIN Transportation Co.	349,000	193,644
	Ta Chen Stainless Pipe Co., Ltd.	192,624	232,875
*	Ta Chong Bank, Ltd.	1,430,000	468,301
	Ta Ya Electric Wire & Cable Co., Ltd.	455,155	152,000
	Ta Yih Industrial Co., Ltd.	38,000	27,887
	Tah Hsin Industrial Corp.	120,000	99,377
*	Tai Roun Products Co., Ltd.	200,000	72,437
	Ta-I Technology Co., Ltd.	110,651	89,919
*	Taichung Commercial Bank	944,459	460,098
	Tainan Enterprises Co., Ltd.	77,180	95,004
	Tainan Spinning Co., Ltd.	1,114,000	570,476
*	Taishin Financial Holdings Co., Ltd.	4,121,385	1,926,549
*	Taisun Enterprise Co., Ltd.	214,800	78,863
*	Taita Chemical Co., Ltd.	161,000	63,573
	Taiwan Acceptance Corp.	96,000	74,373
*	Taiwan Business Bank	2,492,118	1,160,360
	Taiwan Cement Corp.	2,040,306	3,423,478
	Taiwan Cooperative Bank	2,577,335	2,811,836
	Taiwan Fertilizer Co., Ltd.	14,000	67,740
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	230,172
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	11,664
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	82,098
	Taiwan Glass Industrial Corp.	711,036	885,211
	Taiwan Hon Chuan Enterprise Co., Ltd.	94,812	117,008
	Taiwan Kai Yih Industrial Co., Ltd.	61,852	30,526
*	Taiwan Kolin Co., Ltd.	508,000	172,202
	Taiwan Life Insurance Co., Ltd	279,831	458,882
	Taiwan Line Tek Electronic Co., Ltd.	64,788	36,669
	Taiwan Mask Corp.	216,000	125,469
	Taiwan Navigation Co., Ltd.	153,720	333,051
	Taiwan Paiho Co., Ltd.	141,700	138,460
*	Taiwan Pulp & Paper Corp.	157,000	91,522
*	Taiwan Sakura Corp.	146,000	63,228
	Taiwan Secom Co., Ltd.	205,932	460,159
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,377,409	9,572,854
	Taiwan Sogo Shinkong Security Co., Ltd.	166,086	169,297
	Taiwan Styrene Monomer Corp.	415,148	207,578
*	Taiwan Tea Corp.	523,654	374,241
	Taiyen Biotech Co., Ltd.	151,000	122,132
*	Tatung Co., Ltd.	2,654,000	1,484,900
*	Teapo Electronic Corp.	190,000	40,191
	Teco Electric & Machinery Co., Ltd.	1,596,000	948,415
	Tecom, Ltd.	176,000	123,949
	Ten Ren Tea Co., Ltd.	40,170	43,622
	Test-Rite International Co., Ltd.	289,083	185,013
	Tex-Ray Industrial Co., Ltd.	84,000	31,087
	The Ambassador Hotel	233,000	444,104
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	183,700	101,552

45

	Thinking Electronic Industrial Co., Ltd.	76,058	67,579
	Thye Ming Industrial Co., Ltd.	84,000	150,132
	Ton Yi Industrial Corp.	1,079,000	587,624
	Tong Yang Industry Co., Ltd.	229,910	192,546
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	19,268
	Transcend Information, Inc.	103,847	324,400
*	Tsann Kuen Enterprise Co., Ltd.	155,660	226,956
	TSRC Corp.	334,650	548,258
	TTET Union Corp.	71,000	95,504
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	37,786
	Tung Ho Steel Enterprise Corp.	378,400	790,990
*	Twinhead International Corp.	301,000	45,795
	TYC Brother Industrial Co., Ltd.	160,294	109,944
*	Tycoons Group Enterprise Co., Ltd.	389,000	157,552
	Tyntek Corp.	115,717	133,089
	Tze Shin International Co., Ltd.	87,980	68,320
	U-Ming Marine Transport Corp.	182,200	589,325
*	Uniform Industrial Corp.	22,470	21,683
*	Union Bank of Taiwan	1,282,000	294,047
*	Union Insurance Co., Ltd.	27,595	13,761
	Uni-President Enterprises Corp.	1,414,820	2,002,808
	Unitech Electronics Co., Ltd.	170,457	105,836
	Unitech Printed Circuit Board Corp.	236,742	205,689
	United Integration Service Co., Ltd.	154,800	143,111
	United Microelectronics Corp.	9,056,628	5,639,465
	Unity Opto Technology Co., Ltd.	98,869	91,126
*	Universal Cement Corp.	381,272	237,919
	Universal Microelectronics Co., Ltd.	76,000	34,795
	Universal Scientific Industrial Co., Ltd.	665,931	438,730
	Universal, Inc.	85,000	38,318
	UPC Technology Corp.	544,681	390,541
	USI Corp.	533,000	361,319
*	U-TECH Media Corp.	189,000	57,381
*	Ve Wong Corp.	135,000	102,905
*	Veutron Corp.	65,000	32,160
*	Via Technologies, Inc.	805,000	466,309
*	Visual Photonics Epitacy Co., Ltd.	27,000	42,527
	Walsin Lihwa Corp.	2,386,021	1,075,472
	Walsin Technology Corp., Ltd.	423,519	264,209
	Wan Hai Lines Co., Ltd.	618,342	551,662
	Wan Hwa Enterprise Co., Ltd.	101,915	61,396
	Waterland Financial Holdings	1,541,020	482,184
*	Wei Chih Steel Industrial Co., Ltd.	210,000	125,224
*	Wei Chuan Food Corp.	262,000	181,544
	Weltrend Semiconductor, Inc.	106,950	115,550
	Winbond Electronics Corp.	3,129,000	824,288
*	Wintek Corp.	1,010,064	827,863
	Wistron Corp.	562,881	962,739
	Wistron NeWeb Corp.	90,710	180,684
*	Wus Printed Circuit Co., Ltd.	309,000	94,626
*	Ya Hsin Industrial Co., Ltd.	582,965	—
	Yageo Corp.	2,522,000	823,139

46

	Yang Ming Marine Transport Corp.	1,030,325	788,601
	Yeung Cyang Industrial Co., Ltd.	150,703	146,053
*	Yi Jinn Industrial Co., Ltd.	286,300	69,942
	Yieh Phui Enterprise Co., Ltd.	1,026,674	524,038
	Yosun Industrial Corp.	203,685	197,939
*	Yuanta Financial Holding Co., Ltd.	313,292	291,930
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,252,718	577,271
	Yulon Motor Co., Ltd.	693,060	831,498
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	108,000	164,993
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	178,160
	Yung Tay Engineering Co., Ltd.	256,000	201,288
	Zig Sheng Industrial Co., Ltd.	352,228	92,806
	Zinwell Corp.	100,759	396,542
	Zippy Technology Corp.	100,980	68,450
	Zyxel Communication Corp.	359,110	344,667

TOTAL — TAIWAN			232,470,143

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	758,400	270,732
*	Adkinson Securities PCL	2,260,400	50,780
*	Adkinson Securities PCL (Foreign)	4,309,000	96,802
	Advance Info Service PCL (Foreign)	308,700	926,242
#	Amata Corp. PCL (Foreign)	387,500	202,723
	Asia Plus Securities PCL (Foreign)	1,281,200	123,803
*	Asia Plus Securities PCL (Foreign) NVDR	1,260,100	121,764
	Asian Insulators PCL (Foreign)	151,900	32,722
	Asian Property Development PCL (Foreign) NVDR	4,923,400	1,015,134
	Ayudhya Insurance PCL	191,400	117,214
*	Bangchak Petroleum PCL (Foreign)	483,600	189,005
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	128,431
	Bangkok Bank PCL (Foreign)	535,800	2,225,973
#	Bangkok Bank PCL (Foreign) NVDR	101,800	416,661
	Bangkok Chain Hospital PCL (Foreign)	495,200	121,914
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	371,785
	Bangkok Expressway PCL (Foreign)	467,900	226,066
*	Bangkok Land PCL (Foreign)	2,335,700	43,127
*	Bangkok Land PCL (Foreign) NVDR	32,280,300	596,036
*	Bank of Ayudhya PCL (Foreign) NVDR	950,200	811,449
*	Bank of Ayudhya PCL (Foreign) NVDR	742,900	611,558
	Banpu PCL (Foreign)	79,200	1,189,401
#	BEC World PCL (Foreign)	712,400	657,701
	Big C Supercenter PCL (Foreign) NVDR	27,000	44,868
	Bualuang Securities PCL (Foreign)	137,100	91,133
#	Bumrungrad Hospital PCL (Foreign)	120,700	139,291
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	238,767
	C.P. Seven Eleven PCL (Foreign)	813,100	275,245
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	391,436
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	109,090
	Central Pattana PCL (Foreign)	481,900	370,749
	Central Plaza Hotel PCL (Foreign)	493,100	86,495

47

#	Ch. Karnchang PCL (Foreign)	677,100	145,859
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	462,842
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	72,833
#	Delta Electronics (Thailand) PCL (Foreign)	722,300	466,789
	Dynasty Ceramic PCL (Foreign)	127,500	71,411
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	95,380
	Erawan Group PCL (Foreign)	1,041,400	142,293
	Erawan Group PCL (Foreign)	73,800	10,084
#	GMM Grammy PCL (Foreign)	186,400	74,571
	Golden Land Property PCL (Foreign) NVDR	698,800	152,684
	Hana Microelectronics PCL (Foreign)	364,757	189,703
	Hermraj Land & Development PCL (Foreign)	9,272,000	350,964
	Home Product Center PCL (Foreign)	962,534	154,029
	ICC International PCL (Foreign)	49,200	61,699
	Indorama Polymers PCL (Foreign)	576,100	172,857
	Italian-Thai Development PCL	2,590,100	677,515
#	Italian-Thai Development PCL (Foreign) NVDR	701,000	183,367
*	ITV PCL (Foreign)	183,700	5,936
*	Jasmine International PCL (Foreign)	7,798,200	107,992
	Kasikornbank PCL (Foreign)	597,100	1,561,886
	Kasikornbank PCL (Foreign) NVDR	178,600	467,180
	KGI Securities One PCL (Foreign)	1,867,000	126,401
	Kgi Securities Thailand PCL	1,921,600	130,098
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	246,202
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	50,945
#	Kiatnakin Finance PCL (Foreign)	279,800	245,401
	Kim Eng Securities Thailand PCL	278,100	194,272
	Kim Eng Securities Thailand PCL (Foreign)	253,700	177,227
#	Krung Thai Bank PCL (Foreign)	4,500,100	1,246,373
	Krungthai Card PCL (Foreign)	115,200	81,184
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	327,979
	Lalin Property PCL (Foreign)	1,458,800	149,943
	Land & Houses PCL (Foreign)	942,800	255,321
	Land and Houses PCL (Foreign) NVDR	2,348,700	589,072
	Lanna Resources PCL (Foreign)	119,100	70,371
*	Loxley PCL (Foreign)	1,996,500	173,261
	Major Cineplex Group PCL (Foreign)	313,000	169,528
	MBK Development PCL (Foreign)	134,200	313,870
	Minor Corp. PCL (Foreign)	117,800	53,290
	Modernform Group PCL (Foreign)	31,000	39,829
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	25,961
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	374,188
	Padaeng Industry PCL (Foreign) NVDR	550,900	483,171
	Polyplex PCL (Foreign)	373,900	79,394
	Power Line Engineering PCL (Foreign)	560,800	79,732
	Pranda Jewelry PCL (Foreign)	462,100	115,898
	Precious Shipping PCL	233,900	174,912
	Precious Shipping PCL (Foreign) NVDR	694,000	518,978
	Property Perfect PCL (Foreign)	1,383,500	199,255
	PTT Aromatics & Refining PCL (Foreign)	598,643	506,622
	PTT Chemical PCL (Foreign)	608,871	2,061,111

48

*	PTT Exploration & Production PCL (Foreign)	303,500	1,746,561
*	PTT PCL (Foreign)	352,300	3,642,800
#	Quality Houses PCL (Foreign)	10,732,400	858,724
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	648,654
#	Regional Container Lines PCL (Foreign)	384,200	287,308
#	Robinson Department Store PCL (Foreign)	623,500	230,251
	Rojana Industrial Park PCL (Foreign)	399,900	190,751
	Saha-Union PCL (Foreign)	297,800	172,292
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	286,192
	Samart Corporation PCL (Foreign)	428,600	104,199
#	Samart I-Mobile PCL (Foreign)	1,746,000	111,761
	Sansiri PCL (Foreign)	1,512,700	162,931
	SC Asset Corp. PCL (Foreign)	430,100	172,066
*	Seamico Securities PCL	417,400	40,590
*	Seamico Securities PCL (Foreign)	1,369,200	133,149
	Serm Suk PCL (Foreign) NVDR	112,700	61,388
*	Shinawatra Satellite PCL (Foreign)	590,000	168,857
	Siam Cement PCL (Foreign)	74,600	472,922
	Siam Cement PCL (Foreign)	58,600	375,098
*	Siam City Bank PCL (Foreign)	833,100	425,587
	Siam Commercial Bank PCL (Foreign)	704,600	1,951,500
	Siam Future Development PCL (Foreign)	193,700	70,339
	Siam Makro PCL (Foreign)	79,800	233,297
# *	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	244,136
	Sri Trang Agro Industry PCL (Foreign)	91,900	43,836
	Supalai PCL (Foreign)	2,095,700	224,436
	SVOA PCL (Foreign)	833,400	27,699
*	Tata Steel (Thailand) PCL (Foreign)	2,129,300	195,270
	Thai Oil PCL (Foreign)	649,500	1,279,212
	Thai Plastic & Chemicals PCL (Foreign)	551,200	393,533
	Thai Reinsurance PCL (Foreign)	220,700	42,109
*	Thai Rung Union Car PCL (Foreign)	201,500	19,223
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	204,431
	Thai Union Frozen Products PCL (Foreign)	345,400	193,454
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	184,324
	Thai Vegetable Oil PCL (Foreign)	271,125	185,228
	Thanachart Capital PCL (Foreign)	1,330,200	638,594
	The Siam Cement PCL (Foreign)	40,200	249,897
#	Thoresen Thai Agencies PCL (Foreign)	279,200	438,197
	Ticon Industrial Connection PCL (Foreign)	266,300	138,497
	Tipco Asphalt PCL (Foreign)	62,800	32,275
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	41,620
	Tisco Bank PCL (Foreign) NVDR	840,500	623,359
#	TISCO Finance PCL (Foreign)	123,100	92,813
# *	TMB Bank PCL (Foreign)	12,283,112	495,180
#	TPI Polene PCL (Foreign)	1,060,200	221,861
# *	True Corp. PCL (Foreign)	1,709,700	217,823
*	TT&T PCL (Foreign)	1,272,900	37,605
*	Univanich Palm Oil PCL (Foreign)	15,000	42,930
	Vanachai Group PCL (Foreign)	1,337,400	140,757
	Vibhavadi Medical Center PCL (Foreign)	479,100	43,937
	Vinythai PCL (Foreign)	563,300	128,279
	Workpoint Entertainment PCL	81,400	38,076
TOTAL COMMON STOCKS			46,587,568

49

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	11,425,426	31,645
*	Bangkok Land PCL (Foreign) Warrants 05/02/13	905,310	2,507
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	4,491
TOTAL RIGHTS/WARRANTS			38,643

TOTAL — THAILAND			46,626,211

TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
	Adana Cimento Sanayi Ticaret A.S.	38,529	16,137
	Afyon Cimento Sanayii Ticaret A.S.	32	25,093
	Akbank T.A.S.	444,884	1,968,500
	Akcansa Cimento Sanayi ve Ticaret A.S.	65,982	270,676
*	Akenerji Elektrik Uretim A.S.	17,034	152,337
*	Aksa Akrilik Kimya Sanayii A.S.	68,123	121,807
	Aksigorta A.S.	197,071	848,321
	Alarko Holding A.S.	165,661	426,685
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	46,351
	Alkim Alkali Kimya A.S.	8,812	69,406
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	145,865
	Anadolu Anonim Turk Sigorta Sirketi A.S.	204,253	241,411
*	Anadolu Cam Sanayii A.S.	135,367	302,139
*	Anadolu Efes Biracilik ve Malt Sanayi A.S.	114,042	1,067,071
	Anadolu Hayat Sigorta A.S.	53,687	179,605
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	95,455
	Arcelik A.S	141,892	593,602
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,323	61,155
*	Asya Katilim Bankasi A.S.	45,309	308,271
*	Ayen Enerji A.S.	58,827	122,009
	Aygaz A.S.	147,234	512,759
	Bagfas Bandirma Gubre Fabrikalari A.S.	2,027	289,834
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	185,505
	Bati Anabolu Cimento A.S.	20,789	104,904
	Bati Soeke Cimento Sanayi A.S.	28,195	40,979
*	Beko Elektronik A.S.	47,876	29,830
	BIM BirlesikMagazalar A.S.	7,894	861,273
	Bolu Cimento Sanayii A.S.	112,064	143,475
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	101,788
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	904	55,359
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	65,237
*	Boyner Buyuk Magazacilik A.S.	20,255	25,594
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	53,244
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	35,012
	Bursa Cimento Fabrikasi A.S.	29,019	158,470
	Celebi Hava Servisi A.S.	7,050	43,020
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	52,246
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	229,482

50

*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	24,642	288,900
*	Dogan Gazetecilik A.S.	38,012	67,797
*	Dogan Sirketler Grubu Holding A.S.	741,989	870,466
*	Dogan Yayin Holding A.S.	178,886	312,539
	Dogus Otomotiv Servis ve Ticaret A.S.	82,629	279,360
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	82,210
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	272,937
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	74,892
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	23,864
	Enka Insaat ve Sanayi A.S.	133,437	1,604,966
	Eregli Demir ve Celik Fabrikalari Turk A.S.	667,889	4,287,076
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	86,446
	Ford Otomotiv Sanayi A.S.	63,208	570,652
*	Fortis Bank A.S.	17,634	18,638
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	28,565
*	Global Yatirim Holding A.S.	192,034	149,435
*	Goldas Kuyumculuk Sanayi A.S.	61,429	82,966
*	Goodyear Lastikleri T.A.S.	9,889	130,656
*	GSD Holding A.S.	306,380	308,662
	Gunes Sigorta A.S.	34,974	81,425
	Hektas Ticaret T.A.S.	29,495	28,819
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	373,753	632,142
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	36,041	82,812
*	Ihlas Holding A.S.	393,906	222,597
*	Isiklar Ambalaj A.S.	87,711	49,759
	Izmir Demir Celik Sanayii A.S.	88,114	196,604
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	95,410	102,636
	Karton Sanayi ve Ticaret A.S.	1,139	60,839
*	Koc Holding A.S. Series B	448,879	1,265,519
	Konya Cimento Sanayii A.S.	2,341	87,515
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	93,688	168,441
	Mardin Cimento Sanayii ve Ticaret A.S.	34,456	147,300
*	Marmari Marti Otel Isletmeleri A.S.	82,260	54,683
	Marshall Boya ve Vernik Sanayii A.S.	2,741	25,926
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	77,513
	Migros Turk A.S.	80,943	1,355,767
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	17,519
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	45,370
*	Net Holding A.S.	200,015	108,138
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	45,659
	Nortel Networks Netas Telekomuenikasyon A.S.	8,028	108,058
	Otobus Karoseri Sanayi A.S.	13,080	162,019
*	Parsan Makina Parcalari Sanayii A.S.	39,195	74,446
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	54,764
	Pinar Sut Mamulleri Sanayii A.S.	25,245	128,590
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	53,149
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	93,804
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	16,246
*	Tat Konserve Sanayii A.S.	77,867	231,355
*	Tekstil Bankasi A.S.	116,906	178,075

51

*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	166,894
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	531,409
*	Trakya Cam Sanayii A.S.	317,258	460,688
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,296,962
	Turcas Petrol A.S.	26,242	158,321
*	Turk Ekonomi Bankasi A.S.	314,694	332,246
*	Turk Hava Yollari Anonim Ortakligi A.S.	44,123	238,554
*	Turk Sise ve Cam Fabrikalari A.S.	535,432	746,290
	Turkcell Iletisim Hizmetleri A.S.	213,799	1,668,254
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	238,510
*	Turkiye Garanti Bankasi A.S.	738,625	3,387,162
	Turkiye Is Bankasi A.S.	844,724	3,488,914
	Turkiye Vakiflar Bankasi T.A.O.	716,800	1,233,727
	Ulker Biskuvi Sanayi A.S.	117,417	243,656
*	USAS Ucak Servisi A.S.	31,408	40,946
*	Uzel Makina Sanayii A.S.	63,027	41,048
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	186,306
	Yapi Kredi Finansal Kiralama A.S.	63,518	134,417
	Yapi Kredi Sigorta A.S.	27,709	370,455
*	Yapi ve Kredi Bankasi A.S.	291,450	697,939
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	227,042

TOTAL — TURKEY			43,438,164

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,415,000 FHLMC 6.50%, 09/01/37, valued at $4,209,130) to be repurchased at $4,146,670	$4,146	4,146,000

SECURITIES LENDING COLLATERAL — (10.3%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $260,118,420 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/23 to 05/01/38 & FNMA 5.596%(r), 01/01/38, valued at $236,001,360) to be repurchased at $231,419,193	231,374	231,373,882

TOTAL INVESTMENTS - (100.0%) (Cost $1,741,503,414)			$2,247,484,084

See accompanying Notes to Financial Statements.

52

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
#	Abercrombie & Fitch Co.	32,414	$2,353,256
# *	Amazon.com, Inc.	116,050	9,472,001
# *	Apollo Group, Inc. Class A	51,679	2,469,739
*	AutoNation, Inc.	50,798	802,100
# *	Autozone, Inc.	16,174	2,046,981
*	Bed Bath and Beyond, Inc.	98,559	3,140,090
	Best Buy Co., Inc.	132,575	6,189,927
# *	Big Lots, Inc.	30,616	950,933
#	Black & Decker Corp.	22,921	1,482,989
#	Brunswick Corp.	32,945	451,347
	Carnival Corp.	164,244	6,579,615
	CBS Corp. Class B	256,117	5,527,005
	Centex Corp.	46,048	867,084
	Clear Channel Communications, Inc.	187,324	6,560,087
# *	Coach, Inc.	132,405	4,806,302
	Comcast Corp. Class A	1,132,895	25,490,138
	D.R. Horton, Inc.	103,094	1,310,325
	Darden Restaurants, Inc.	53,907	1,846,315
#	Dillards, Inc. Class A	21,492	349,890
	Disney (Walt) Co.	708,475	23,804,760
#	E.W. Scripps Co.	33,684	1,586,516
#	Eastman Kodak Co.	108,412	1,660,872
*	Expedia, Inc.	78,441	1,902,194
#	Family Dollar Stores, Inc.	52,872	1,131,461
# *	Ford Motor Co.	830,378	5,646,570
	Fortune Brands, Inc.	57,958	4,026,922
*	GameStop Corp. Class A	60,561	3,003,826
	Gannett Co., Inc.	86,461	2,490,941
	Gap, Inc.	171,097	3,122,520
#	General Motors Corp.	212,977	3,641,907
	Genuine Parts Co.	62,194	2,737,158
*	Goodyear Tire & Rubber Co.	90,366	2,296,200
	H&R Block, Inc.	122,418	2,857,236
	Harley-Davidson, Inc.	89,734	3,730,242
#	Harman International Industries, Inc.	22,752	1,017,469
	Hasbro, Inc.	53,652	1,944,348
#	Home Depot, Inc.	634,962	17,372,560
*	IAC/InterActiveCorp.	67,984	1,533,039
	International Game Technology	117,689	4,196,790
*	Interpublic Group of Companies, Inc.	177,269	1,767,372
#	J.C. Penney Co., Inc.	83,419	3,356,781
	Johnson Controls, Inc.	223,403	7,609,106
	Jones Apparel Group, Inc.	32,574	547,895

1

#	KB Home	28,966	594,093
# *	Kohl’s Corp.	118,017	5,287,162
#	Leggett & Platt, Inc.	63,059	1,204,427
#	Lennar Corp. Class A	52,334	883,398
	Limited Brands, Inc.	116,924	2,265,987
	Liz Claiborne, Inc.	37,428	653,493
#	Lowe’s Companies, Inc.	550,300	13,207,200
	Macy’s, Inc.	162,909	3,856,056
#	Marriott International, Inc. Class A	113,225	3,726,235
	Mattel, Inc.	135,959	2,738,214
	McDonald’s Corp.	433,302	25,703,475
#	McGraw-Hill Companies, Inc.	121,446	5,038,795
	Meredith Corp.	14,187	465,475
	Newell Rubbermaid, Inc.	104,106	2,090,448
	News Corp. Class A	865,691	15,539,153
	NIKE, Inc. Class B	144,059	9,849,314
#	Nordstrom, Inc.	67,351	2,355,938
*	Office Depot, Inc.	102,702	1,304,315
	OfficeMax, Inc.	28,558	619,137
#	Omnicom Group, Inc.	120,624	5,911,782
#	Polo Ralph Lauren Corp.	22,155	1,547,527
	Pulte Homes, Inc.	80,419	983,524
	RadioShack Corp.	49,324	722,597
# *	Sears Holdings Corp.	27,445	2,325,140
#	Sherwin-Williams Co.	38,348	2,153,240
	Snap-On, Inc.	21,705	1,343,974
	Staples, Inc.	263,741	6,184,726
# *	Starbucks Corp.	274,809	4,998,776
#	Starwood Hotels & Resorts Worldwide, Inc.	70,840	3,428,656
#	Target Corp.	308,033	16,436,641
*	The DIRECTV Group, Inc.	268,076	7,532,936
#	The New York Times Co. Class A	54,094	942,317
	The Stanley Works	29,450	1,430,681
#	The TJX Companies, Inc.	164,426	5,271,498
	Tiffany & Co.	47,782	2,342,751
	Time Warner, Inc.	1,345,582	21,367,842
	Tyco Electronics, Ltd.	183,387	7,357,486
	V.F. Corp.	33,001	2,498,176
# *	Viacom, Inc. Class B	241,129	8,637,241
	Washington Post Co.	2,182	1,371,212
	Wendy’s International, Inc.	32,884	975,339
#	Whirlpool Corp.	28,449	2,096,122
	Wyndham Worldwide Corp.	66,603	1,457,274
#	Yum! Brands, Inc.	178,902	7,102,409
Total Consumer Discretionary			399,482,991

Consumer Staples — (9.6%)
	Altria Group, Inc.	793,242	17,657,567
	Anheuser-Busch Companies, Inc.	269,070	15,460,762
	Archer-Daniels-Midland Co.	242,143	9,613,077
#	Avon Products, Inc.	160,568	6,271,786
#	Brown-Forman Corp. Class B	31,734	2,385,762
	Campbell Soup Co.	82,834	2,773,282
	Clorox Co.	52,242	2,984,585
	Coca-Cola Co.	751,986	43,058,718

2

	Coca-Cola Enterprises, Inc.	108,193	2,179,007
	Colgate-Palmolive Co.	191,818	14,263,587
	ConAgra, Inc.	183,451	4,325,775
*	Constellation Brands, Inc. Class A	73,015	1,556,680
	Costco Wholesale Corp.	163,575	11,666,169
	CVS Caremark Corp.	538,740	23,052,685
*	Dean Foods Co.	56,945	1,238,554
#	Estee Lauder Companies, Inc.	42,937	2,043,801
	General Mills, Inc.	126,705	8,007,756
	Heinz (H.J.) Co.	118,573	5,917,978
	Kellogg Co.	98,048	5,079,867
	Kimberly-Clark Corp.	158,119	10,087,992
	Kraft Foods, Inc.	576,904	18,737,842
	McCormick & Co., Inc.	48,145	1,809,289
	Molson Coors Brewing Co.	51,751	3,001,558
	Pepsi Bottling Group, Inc.	51,617	1,673,423
	PepsiCo, Inc.	602,668	41,162,224
*	Philip Morris International, Inc.	793,242	41,772,124
	Procter & Gamble Co.	1,157,901	76,479,361
	Reynolds American, Inc.	64,376	3,535,530
	Safeway, Inc.	165,623	5,278,405
	Sara Lee Corp.	267,952	3,692,379
	SUPERVALU, Inc.	79,583	2,790,976
	Sysco Corp.	227,094	7,008,121
#	The Hershey Co.	63,288	2,480,257
#	The Kroger Co.	253,100	6,995,684
	Tyson Foods, Inc. Class A	103,007	1,940,652
	UST, Inc.	56,236	3,105,914
	Walgreen Co.	373,003	13,435,568
#	Wal-Mart Stores, Inc.	889,011	51,331,495
#	Whole Foods Market, Inc.	52,489	1,522,181
	Wrigley (Wm.) Jr. Co.	81,432	6,280,850
Total Consumer Staples			483,659,223

Energy — (13.0%)
	Anadarko Petroleum Corp.	176,107	13,202,742
	Apache Corp.	125,285	16,795,707
	Baker Hughes, Inc.	116,408	10,316,077
#	BJ Services Co.	110,216	3,328,523
*	Cameron International Corp.	82,136	4,372,099
	Chesapeake Energy Corp.	172,120	9,427,012
	Chevron Corp.	781,345	77,470,357
	ConocoPhillips	587,512	54,697,367
	CONSOL Energy, Inc.	68,665	6,698,957
	Devon Energy Corp.	167,199	19,385,052
	El Paso Corp.	263,667	5,154,690
#	ENSCO International, Inc.	54,152	3,889,738
	EOG Resources, Inc.	92,938	11,954,615
#	Exxon Mobil Corp.	2,012,934	178,668,022
	Halliburton Co.	331,156	16,087,559
	Hess Corp.	104,942	12,887,927
	Marathon Oil Corp.	266,747	13,708,128
	Murphy Oil Corp.	71,384	6,613,728
*	Nabors Industries, Ltd.	105,603	4,439,550
*	National-Oilwell, Inc.	155,477	12,954,344

3

	Noble Corp.	101,076	6,381,939
	Noble Energy, Inc.	64,651	6,300,240
	Occidental Petroleum Corp.	309,488	28,451,232
#	Peabody Energy Corp.	101,965	7,537,253
	Range Resources Corp.	56,399	3,708,798
	Rowan Companies, Inc.	41,880	1,849,002
	Schlumberger, Ltd.	450,634	45,572,616
	Smith International, Inc.	75,553	5,962,643
	Spectra Energy Corp.	237,989	6,430,463
#	Sunoco, Inc.	44,248	1,967,709
#	Tesoro Petroleum Corp.	51,771	1,286,509
	The Williams Companies, Inc.	220,112	8,373,060
# *	Transocean, Inc.	119,551	17,955,365
	Valero Energy Corp.	201,161	10,227,025
# *	Weatherford International, Ltd.	255,264	11,647,696
	XTO Energy, Inc.	192,007	12,215,485
Total Energy			657,919,229

Financials — (13.4%)
	Ace, Ltd.	124,117	7,455,708
	AFLAC, Inc.	178,624	11,991,029
	Allstate Corp.	210,856	10,741,005
	AMBAC Financial Group, Inc.	107,914	337,771
#	American Capital Strategies, Ltd.	73,400	2,348,800
#	American Express Co.	434,974	20,161,045
	American International Group, Inc.	1,013,369	36,481,284
	Ameriprise Financial, Inc.	85,391	4,035,579
	AON Corp.	114,951	5,424,538
	Assurant, Inc.	35,992	2,448,536
	Bank of America Corp.	1,671,378	56,843,566
	Bank of New York Mellon Corp.	429,437	19,122,830
#	BB&T Corp.	205,510	6,467,400
#	Bear Stearns Companies, Inc.	50,701	473,040
	Capital One Financial Corp.	140,332	6,752,776
# *	CB Richard Ellis Group, Inc.	65,378	1,468,390
	Chubb Corp.	139,303	7,488,929
	Cincinnati Financial Corp.	62,255	2,180,170
	CIT Group, Inc.	106,189	1,061,890
	Citigroup, Inc.	1,958,865	42,879,555
#	CME Group, Inc.	20,060	8,631,818
#	Comerica, Inc.	56,629	2,105,466
#	Countrywide Financial Corp.	218,517	1,149,399
	Discover Financial Services	180,269	3,091,613
# *	E*TRADE Financial Corp.	173,822	712,670
#	Federal Home Loan Mortgage Corporation	243,079	6,179,068
	Federal National Mortgage Association	398,926	10,778,981
	Federated Investors, Inc.	32,538	1,199,351
	Fifth Third Bancorp	200,463	3,748,658
#	First Horizon National Corp.	70,140	672,643
	Franklin Resources, Inc.	59,169	5,989,086
	Genworth Financial, Inc.	162,780	3,597,438
	Hartford Financial Services Group, Inc.	118,145	8,396,565
	Hudson City Bancorp, Inc.	195,034	3,471,605
#	Huntington Bancshares, Inc.	137,797	1,227,771
*	IntercontinentalExchange, Inc.	26,387	3,646,683

4

	Janus Capital Group, Inc.	55,578	1,611,762
	JPMorgan Chase & Co.	1,277,939	54,951,377
	KeyCorp	150,032	2,921,123
	Legg Mason, Inc.	50,724	2,729,458
#	Lehman Brothers Holdings, Inc.	199,631	7,348,417
	Leucadia National Corp.	63,644	3,455,869
	Lincoln National Corp.	99,542	5,490,737
	Loews Corp.	165,414	8,199,572
#	M&T Bank Corp.	28,969	2,510,454
	Marsh & McLennan Companies, Inc.	196,032	5,337,951
	Marshall & Ilsley Corp.	98,494	2,289,001
#	MBIA, Inc.	79,072	550,341
	Merrill Lynch & Co., Inc.	365,542	16,054,605
	MetLife, Inc.	266,821	16,017,265
#	MGIC Investment Corp.	44,770	538,135
#	Moody’s Corp.	77,382	2,869,325
	Morgan Stanley	415,597	18,381,855
#	National City Corp.	285,994	1,670,205
#	Northern Trust Corp.	72,212	5,488,112
	NYSE Euronext	99,704	6,373,080
	PNC Financial Services Group	128,214	8,237,750
	Principal Financial Group, Inc.	97,206	5,237,459
	Progressive Corp.	255,233	5,119,974
	Prudential Financial, Inc.	167,805	12,535,034
#	Regions Financial Corp.	260,964	4,650,378
	SAFECO Corp.	33,764	2,262,188
#	Schwab (Charles) Corp.	353,267	7,835,462
*	SLM Corp.	175,545	3,979,605
#	Sovereign Bancorp, Inc.	180,041	1,645,575
	State Street Corp.	145,775	10,498,716
	SunTrust Banks, Inc.	131,998	6,891,616
#	T. Rowe Price Group, Inc.	99,236	5,747,749
	The Goldman Sachs Group, Inc.	148,659	26,224,934
	The Travelers Companies, Inc.	233,397	11,625,505
	Torchmark Corp.	34,225	2,170,207
#	U.S. Bancorp	650,811	21,600,417
	Unum Group	130,535	3,143,283
#	Wachovia Corp.	800,583	19,053,875
#	Washington Mutual, Inc.	398,091	3,590,781
	Wells Fargo & Co.	1,240,415	34,198,242
#	XL Capital, Ltd.	66,935	2,336,701
#	Zions Bancorporation	40,309	1,736,915
Total Financials			675,873,666

Health Care — (10.4%)
#	Abbott Laboratories	581,578	32,771,920
	Aetna, Inc.	186,844	8,811,563
#	Allergan, Inc.	115,105	6,632,350
	AmerisourceBergen Corp.	61,179	2,528,528
# *	Amgen, Inc.	409,216	18,017,780
	Applera Corp. - Applied Biosystems Group	62,974	2,188,976
	Bard (C.R.), Inc.	37,749	3,442,709
*	Barr Laboratories, Inc.	40,598	1,778,192
	Baxter International, Inc.	238,699	14,584,509
	Becton Dickinson & Co.	91,824	7,754,537

5

*	Biogen Idec, Inc.	112,027	7,029,694
*	Boston Scientific Corp.	505,333	6,715,876
	Bristol-Myers Squibb Co.	744,739	16,972,602
	Cardinal Health, Inc.	134,166	7,585,746
*	Celgene Corp.	163,692	9,962,295
	Cigna Corp.	105,381	4,278,469
*	Coventry Health Care, Inc.	58,206	2,679,222
	Covidien, Ltd.	187,652	9,399,489
	Eli Lilly & Co.	372,174	17,916,456
*	Express Scripts, Inc.	95,117	6,858,887
*	Forest Laboratories, Inc.	117,154	4,207,000
*	Genzyme Corp.	100,692	6,893,374
*	Gilead Sciences, Inc.	349,484	19,333,455
*	Hospira, Inc.	59,705	2,504,028
*	Humana, Inc.	64,026	3,268,527
	IMS Health, Inc.	68,981	1,672,099
#	Johnson & Johnson	1,065,759	71,128,756
*	King Pharmaceuticals, Inc.	92,574	949,809
*	Laboratory Corp. of America Holdings	41,574	3,067,745
	McKesson Corp.	108,880	6,276,932
*	Medco Health Solutions, Inc.	197,124	9,550,658
	Medtronic, Inc.	422,535	21,409,848
	Merck & Co., Inc.	814,685	31,740,128
# *	Millipore Corp.	20,703	1,504,073
#	Mylan, Inc.	114,518	1,528,815
*	Patterson Companies, Inc.	48,665	1,655,097
	PerkinElmer, Inc.	44,255	1,251,531
	Pfizer, Inc.	2,543,806	49,248,084
	Quest Diagnostics, Inc.	59,168	2,982,659
	Schering-Plough Corp.	609,896	12,441,878
*	St. Jude Medical, Inc.	129,435	5,274,476
	Stryker Corp.	89,729	5,792,007
*	Tenet Healthcare Corp.	178,489	1,053,085
*	Thermo Fisher Scientific, Inc.	157,496	9,295,414
	UnitedHealth Group, Inc.	470,829	16,107,060
# *	Varian Medical Systems, Inc.	47,284	2,247,881
*	Waters Corp.	37,607	2,313,583
*	Watson Pharmaceuticals, Inc.	39,000	1,113,840
*	WellPoint, Inc.	203,902	11,381,810
	Wyeth	503,407	22,386,509
*	Zimmer Holdings, Inc.	87,735	6,387,108
Total Health Care			523,877,069

Industrials — (10.7%)
	3M Co.	266,255	20,650,738
*	Allied Waste Industries, Inc.	126,862	1,708,831
#	Avery Dennison Corp.	40,062	2,066,398
	B.F. Goodrich Co.	47,057	3,049,764
#	Boeing Co.	287,765	23,818,309
	Burlington Northern Santa Fe Corp.	111,357	12,588,909
#	C.H. Robinson Worldwide, Inc.	64,469	4,158,251
#	Caterpillar, Inc.	234,771	19,401,475
#	Cintas Corp.	49,146	1,450,790
#	Cooper Industries, Ltd.	66,315	3,092,268
	CSX Corp.	151,763	10,480,753

6

#	Cummins, Inc.	76,073	5,357,061
	Danaher Corp.	95,807	7,490,191
#	Deere & Co.	164,056	13,344,315
#	Dover Corp.	72,210	3,905,117
	Eaton Corp.	61,707	5,965,833
	Emerson Electric Co.	296,192	17,232,451
	Equifax, Inc.	48,777	1,861,330
	Expeditors International of Washington, Inc.	80,195	3,775,581
#	FedEx Corp.	116,434	10,678,162
#	Fluor Corp.	33,332	6,218,085
	General Dynamics Corp.	151,335	13,945,520
	General Electric Co.	3,757,085	115,417,651
	Honeywell International, Inc.	280,071	16,697,833
	Illinois Tool Works, Inc.	150,669	8,090,925
	Ingersoll-Rand Co., Ltd. Class A	102,581	4,517,667
	ITT Industries, Inc.	68,313	4,508,658
*	Jacobs Engineering Group, Inc.	45,653	4,326,991
	L-3 Communications Holdings, Inc.	46,051	4,945,417
	Lockheed Martin Corp.	128,986	14,116,228
#	Masco Corp.	137,216	2,543,985
# *	Monster Worldwide, Inc.	47,228	1,166,059
	Norfolk Southern Corp.	141,593	9,540,536
	Northrop Grumman Corp.	127,140	9,593,984
	Paccar, Inc.	137,960	7,365,684
	Pall Corp.	46,126	1,882,402
	Parker Hannifin Corp.	63,396	5,367,739
	Pitney Bowes, Inc.	79,420	2,883,740
	Precision Castparts Corp.	52,272	6,314,458
	R. R. Donnelley & Sons Co.	80,838	2,653,912
	Raytheon Co.	160,425	10,244,741
	Robert Half International, Inc.	59,758	1,468,852
#	Rockwell Automation, Inc.	55,819	3,268,202
	Rockwell Collins, Inc.	61,099	3,749,646
	Ryder System, Inc.	21,841	1,603,785
	Southwest Airlines Co.	276,791	3,614,890
*	Terex Corp.	38,225	2,727,354
	Textron, Inc.	93,567	5,852,616
	The Manitowoc Co., Inc.	48,859	1,900,615
#	Trane, Inc.	65,385	3,035,172
	Tyco International, Ltd.	182,463	8,245,503
	Union Pacific Corp.	196,172	16,146,917
	United Parcel Service, Inc.	389,175	27,639,209
	United Technologies Corp.	369,292	26,234,504
	W.W. Grainger, Inc.	25,252	2,304,498
	Waste Management, Inc.	186,373	7,069,128
Total Industrials			539,279,633

Information Technology — (15.0%)
# *	Adobe Systems, Inc.	200,095	8,816,186
# *	Advanced Micro Devices, Inc.	227,837	1,567,519
*	Affiliated Computer Services, Inc. Class A	36,108	1,957,054
*	Agilent Technologies, Inc.	137,345	5,135,330
# *	Akamai Technologies, Inc.	62,880	2,455,464
#	Altera Corp.	115,623	2,675,516
	Analog Devices, Inc.	110,591	3,882,850

7

# *	Apple, Inc.	330,673	62,414,529
#	Applied Materials, Inc.	509,293	10,089,094
# *	Autodesk, Inc.	86,875	3,575,775
#	Automatic Data Processing, Inc.	196,683	8,467,203
*	BMC Software, Inc.	72,287	2,898,709
# *	Broadcom Corp.	175,876	5,045,882
	CA, Inc.	146,802	3,896,125
# *	Ciena Corp.	32,753	1,000,932
# *	Cisco Sytems, Inc.	2,242,810	59,927,883
# *	Citrix Systems, Inc.	69,712	2,386,242
*	Cognizant Technology Solutions Corp.	108,488	3,827,457
*	Computer Sciences Corp.	61,567	3,026,018
*	Compuware Corp.	103,171	1,051,313
*	Convergys Corp.	47,690	769,240
	Corning, Inc.	592,365	16,195,259
*	Dell, Inc.	768,404	17,719,396
*	eBay, Inc.	419,693	12,594,987
*	Electronic Arts, Inc.	119,186	5,983,137
	Electronic Data Systems Corp.	191,628	4,692,970
# *	EMC Corp.	790,333	13,783,408
	Fidelity National Information Services, Inc.	64,390	2,593,629
# *	Fiserv, Inc.	61,860	3,238,990
# *	Google, Inc.	87,251	51,111,636
	Hewlett-Packard Co.	927,562	43,651,068
	Intel Corp.	2,177,721	50,479,573
#	International Business Machines Corp.	520,851	67,413,745
*	Intuit, Inc.	123,306	3,570,942
	Jabil Circuit, Inc.	78,285	995,785
# *	JDS Uniphase Corp.	84,619	1,046,737
# *	Juniper Networks, Inc.	196,995	5,421,302
#	KLA-Tencor Corp.	63,982	2,950,850
*	Lexmark International, Inc.	35,727	1,316,897
#	Linear Technology Corp.	83,133	3,056,800
*	LSI Corp.	248,729	1,808,260
*	MEMC Electronic Materials, Inc.	85,937	5,900,434
#	Microchip Technology, Inc.	71,036	2,616,966
*	Micron Technology, Inc.	286,102	2,308,843
	Microsoft Corp.	3,011,487	85,285,312
	Molex, Inc.	52,901	1,472,764
	Motorola, Inc.	848,358	7,915,180
#	National Semiconductor Corp.	85,351	1,796,639
# *	NetApp, Inc.	129,249	3,151,091
*	Novell, Inc.	132,480	937,958
# *	Novellus Systems, Inc.	38,363	916,492
*	Nvidia Corp.	209,031	5,163,066
# *	Oracle Corp.	1,488,124	33,988,752
	Paychex, Inc.	121,778	4,207,430
*	QLogic Corp.	50,541	798,042
#	QUALCOMM, Inc.	606,619	29,445,286
*	Sandisk Corp.	86,192	2,440,096
# *	Sun Microsystems, Inc.	298,277	3,862,687
*	Symantec Corp.	318,465	6,920,244
*	Tellabs, Inc.	155,682	846,910
*	Teradata Corp.	67,569	1,825,039
*	Teradyne, Inc.	65,594	901,262

8

	Texas Instruments, Inc.	499,023	16,208,267
	Total System Services, Inc.	74,814	1,834,439
*	Unisys Corp.	132,968	672,818
*	VeriSign, Inc.	80,286	3,214,651
	Western Union Co.	282,050	6,667,662
	Xerox Corp.	345,232	4,688,251
#	Xilinx, Inc.	107,725	2,930,120
*	Yahoo!, Inc.	503,104	13,463,063
Total Information Technology			756,871,456

Materials — (3.4%)
#	Air Products & Chemicals, Inc.	80,684	8,223,313
	Alcoa, Inc.	306,403	12,436,898
	Allegheny Technologies, Inc.	37,980	2,848,500
	Ashland, Inc.	21,062	1,130,398
	Ball Corp.	36,700	1,992,810
	Bemis Co., Inc.	37,483	997,048
	Dow Chemical Co.	353,523	14,282,329
	duPont (E.I.) de Nemours & Co., Inc.	338,375	16,211,546
#	Eastman Chemical Co.	30,006	2,298,760
	Ecolab, Inc.	66,035	2,960,349
#	Freeport-McMoRan Copper & Gold, Inc. Class B	144,014	16,663,860
	Hercules, Inc.	42,699	880,880
	International Flavors & Fragrances, Inc.	30,482	1,279,025
	International Paper Co.	160,942	4,380,841
	MeadWestavco Corp.	65,410	1,682,999
	Monsanto Co.	206,179	26,267,205
#	Newmont Mining Corp.	170,548	8,106,146
#	Nucor Corp.	108,376	8,106,525
# *	Pactiv Corp.	49,061	1,208,372
#	PPG Industries, Inc.	61,636	3,884,917
#	Praxair, Inc.	117,861	11,203,867
#	Rohm & Haas Co.	47,167	2,546,075
#	Sealed Air Corp.	60,804	1,481,185
	Sigma-Aldrich Corp.	48,682	2,860,554
#	Titanium Metals Corp.	37,195	647,193
#	United States Steel Corp.	44,320	7,654,507
#	Vulcan Materials Co.	40,774	3,136,744
	Weyerhaeuser Co.	78,843	4,914,284
Total Materials			170,287,130

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,514	1,365,719
	AvalonBay Communities, Inc.	28,911	2,925,793
	Boston Properties, Inc.	44,957	4,394,097
	Developers Diversified Realty Corp.	44,941	1,783,259
	Equity Residential	101,452	4,290,405
	General Growth Properties, Inc.	100,372	4,171,460
	HCP, Inc.	88,170	3,020,704
	Host Marriott Corp.	196,979	3,386,069
	Kimco Realty Corp.	95,135	3,743,562
#	Plum Creek Timber Co., Inc.	64,392	3,003,887
	ProLogis	97,147	6,016,314
	Public Storage	46,856	4,129,419
	Simon Property Group, Inc.	83,919	8,338,192

9

	Vornado Realty Trust	50,781	4,962,827
Total Real Estate Investment Trusts			55,531,707

Telecommunication Services — (3.1%)
*	American Tower Corp.	152,280	6,962,242
	AT&T, Inc.	2,270,928	90,610,027
#	CenturyTel, Inc.	40,124	1,420,791
	Citizens Communications Co.	123,318	1,437,888
	Embarq Corp.	57,720	2,731,310
#	Qwest Communications International, Inc.	578,488	2,805,667
	Sprint Nextel Corp.	1,071,908	10,033,059
	Verizon Communications, Inc.	1,080,190	41,554,909
	Windstream Corp.	170,809	2,278,592
Total Telecommunication Services			159,834,485

Utilities — (3.3%)
*	AES Corp.	251,805	4,905,161
#	Allegheny Energy, Inc.	62,916	3,444,651
#	Ameren Corp.	78,532	3,569,279
	American Electric Power Co., Inc.	150,658	6,377,353
	CenterPoint Energy, Inc.	123,162	2,086,364
	CMS Energy Corp.	84,721	1,320,800
	Consolidated Edison, Inc.	102,391	4,228,748
	Constellation Energy Group	66,942	5,772,409
#	Dominion Resources, Inc.	216,281	10,013,810
	DTE Energy Co.	61,413	2,716,911
#	Duke Energy Corp.	475,149	8,780,754
*	Dynegy, Inc.	186,573	1,757,518
	Edison International	122,584	6,525,146
	Entergy Corp.	71,927	8,686,624
#	Exelon Corp.	248,781	21,892,728
	FirstEnergy Corp.	114,692	9,027,407
#	FPL Group, Inc.	153,271	10,348,858
	Integrys Energy Group, Inc.	28,753	1,476,467
	Nicor, Inc.	16,981	693,334
#	NiSource, Inc.	103,149	1,865,965
	Pepco Holdings, Inc.	75,666	2,046,009
	PG&E Corp.	133,849	5,299,082
	Pinnacle West Capital Corp.	37,812	1,277,289
	PPL Corp.	140,479	7,207,978
	Progress Energy, Inc.	97,861	4,184,536
	Public Service Enterprise Group, Inc.	191,304	8,467,115
#	Questar Corp.	65,013	4,175,135
	Sempra Energy	98,314	5,683,532
	Southern Co.	287,719	10,415,428
#	TECO Energy, Inc.	79,355	1,616,461
	Xcel Energy, Inc.	161,465	3,440,819
Total Utilities			169,303,671

TOTAL COMMON STOCKS			4,591,920,260

10

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	106,082,000

SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524

TOTAL SECURITIES LENDING COLLATERAL		351,868,445

TOTAL INVESTMENTS - (100.0%)
(Cost $3,880,265,093)		$5,049,870,705

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,307,798
	Ah Belo Corp.	93,832	891,404
	American Greetings Corp. Class A	208,300	3,886,878
* #	AutoNation, Inc.	2,028,800	32,034,752
	Belo Corp. Class A	462,664	4,423,068
* #	Big Lots, Inc.	61,745	1,917,800
#	Blockbuster, Inc. Class A	49,421	160,618
#	Borders Group, Inc.	6,100	37,454
#	Brunswick Corp.	325,600	4,460,720
#	CBS Corp. Class B	5,687,606	122,738,537
#	Circuit City Stores, Inc.	171,000	839,610
#	Citadel Broadcasting Co.	32,378	56,985
	Clear Channel Communications, Inc.	1,942,666	68,032,163
#	Comcast Corp. Class A	12,429,142	279,655,695
	Comcast Corp. Special Class A Non-Voting	1,371,250	30,565,163
#	Dillards, Inc. Class A	623,500	10,150,580
* #	Discovery Holding Co. Class A	1,017,390	26,645,444
	Disney (Walt) Co.	415,720	13,968,192
*	Expedia, Inc.	1,156,951	28,056,062
#	Foot Locker, Inc.	554,663	8,103,626
* #	Ford Motor Co.	11,321,890	76,988,852
#	Gannett Co., Inc.	931,585	26,838,964
#	General Motors Corp.	4,413,900	75,477,690
*	Goodyear Tire & Rubber Co.	556,502	14,140,716
#	Hearst-Argyle Television, Inc.	364,900	7,761,423
*	IAC/InterActiveCorp.	2,097,251	47,293,010
	Idearc, Inc.	113,204	455,080
	J.C. Penney Co., Inc.	88,700	3,569,288
* #	Jarden Corp.	41,300	774,375
#	Jones Apparel Group, Inc.	545,700	9,178,674
#	Leggett & Platt, Inc.	373,400	7,131,940
*	Liberty Global, Inc. Class A	309,505	11,095,754
*	Liberty Global, Inc. Series C	339,005	11,451,589
*	Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544
*	Liberty Media Holding Corp. Capital Class A	982,968	14,567,586
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402
* #	Live Nation, Inc.	239,533	3,628,925
	Macy’s, Inc.	1,739,930	41,184,143
#	MDC Holdings, Inc.	317,309	12,892,265
* #	Mohawk Industries, Inc.	404,517	30,371,136
	News Corp. Class A	35,876	643,974
	OfficeMax, Inc.	383,200	8,307,776
* #	R.H. Donnelley Corp.	309,570	1,680,965

1

*	Radio One, Inc. Class D	45,200	52,884
* #	Royal Caribbean Cruises, Ltd.	235,400	6,996,088
#	Ryland Group, Inc.	225,700	6,274,460
#	Saks, Inc.	981,150	13,559,493
* #	Sears Holdings Corp.	195,714	16,580,890
	Service Corp. International	398,500	4,263,950
	Time Warner, Inc.	18,688,980	296,781,002
* #	Toll Brothers, Inc.	919,700	19,378,079
*	TRW Automotive Holdings Corp.	362,600	9,046,870
#	Whirlpool Corp.	175,315	12,917,209
#	Wyndham Worldwide Corp.	797,860	17,457,177
Total Consumer Discretionary			1,624,790,722

Consumer Staples — (4.4%)
	Archer-Daniels-Midland Co.	1,240,260	49,238,322
	Coca-Cola Enterprises, Inc.	3,580,472	72,110,706
*	Constellation Brands, Inc. Class A	444,810	9,483,349
	Corn Products International, Inc.	483,600	22,734,036
#	Del Monte Foods Co.	1,086,541	9,463,772
	J.M. Smucker Co.	397,802	20,999,968
	Kraft Foods, Inc.	4,030,190	130,900,571
	Molson Coors Brewing Co.	578,690	33,564,020
	PepsiAmericas, Inc.	402,100	9,799,177
	Pilgrim’s Pride Corp.	236,318	6,144,268
* #	Rite Aid Corp.	956,300	2,151,675
* #	Smithfield Foods, Inc.	799,600	25,019,484
	SUPERVALU, Inc.	1,536,742	53,893,542
	Tyson Foods, Inc. Class A	2,025,659	38,163,416
	Weis Markets, Inc.	11,500	396,865
Total Consumer Staples			484,063,171

Energy — (15.0%)
	Anadarko Petroleum Corp.	3,481,656	261,019,750
	Apache Corp.	2,319,190	310,910,611
#	Chesapeake Energy Corp.	3,199,938	175,260,604
	Cimarex Energy Co.	361,347	24,622,185
	ConocoPhillips	3,507,507	326,548,902
	Devon Energy Corp.	1,997,042	231,537,049
*	Forest Oil Corp.	475,600	31,746,300
	Helmerich & Payne, Inc.	112,857	7,070,491
*	Mariner Energy, Inc.	257,480	8,419,596
*	Newfield Exploration Co.	674,465	42,653,167
	Noble Energy, Inc.	233,800	22,783,810
#	Overseas Shipholding Group, Inc.	286,600	22,658,596
	Patterson-UTI Energy, Inc.	274,100	8,628,668
#	Pioneer Natural Resources Co.	786,498	56,462,691
*	Pride International, Inc.	312,040	13,711,038
#	Rowan Companies, Inc.	158,866	7,013,934
* #	SEACOR Holdings, Inc.	171,200	15,233,376
#	Tidewater, Inc.	431,200	29,463,896
*	Unit Corp.	61,900	4,747,111
	Valero Energy Corp.	1,239,275	63,004,741
Total Energy			1,663,496,516

2

Financials — (29.0%)
*	Allegheny Corp.	36,722	13,789,111
	Allstate Corp.	2,126,900	108,344,286
#	American Capital Strategies, Ltd.	472,547	15,121,504
	American Financial Group, Inc.	883,300	26,340,006
#	American International Group, Inc.	3,921,610	141,177,960
	American National Insurance Co.	71,652	7,901,066
* #	AmeriCredit Corp.	399,100	5,423,769
#	Associated Banc-Corp.	295,313	8,064,998
	Assurant, Inc.	144,800	9,850,744
	Bank of America Corp.	6,581,274	223,829,129
#	Bear Stearns Companies, Inc.	417,870	3,898,727
#	Capital One Financial Corp.	1,606,984	77,328,070
	Chubb Corp.	1,482,600	79,704,576
#	Cincinnati Financial Corp.	1,328,489	46,523,685
#	CIT Group, Inc.	1,326,512	13,265,120
#	CNA Financial Corp.	1,929,282	58,630,880
#	Comerica, Inc.	334,100	12,421,838
	Commerce Group, Inc.	315,600	11,604,612
*	Conseco, Inc.	402,300	4,694,841
	Discover Financial Services	649,850	11,144,928
	Federal National Mortgage Association	491,739	13,286,788
	Fidelity National Financial, Inc.	952,159	16,281,919
	Fifth Third Bancorp	455,000	8,508,500
	First American Corp.	722,800	24,264,396
	First Citizens BancShares, Inc.	10,300	1,642,232
#	Fulton Financial Corp.	236,699	2,987,141
	Genworth Financial, Inc.	1,003,323	22,173,438
	Hanover Insurance Group, Inc.	388,766	17,922,113
	Hartford Financial Services Group, Inc.	1,157,500	82,263,525
	HCC Insurance Holdings, Inc.	254,957	6,070,526
	Hudson City Bancorp, Inc.	1,932,473	34,398,019
#	Huntington Bancshares, Inc.	339,765	3,027,306
#	Janus Capital Group, Inc.	1,558,800	45,205,200
	JPMorgan Chase & Co.	7,876,534	338,690,962
	KeyCorp	928,500	18,077,895
	Legg Mason, Inc.	294,947	15,871,098
#	Lehman Brothers Holdings, Inc.	943,839	34,742,714
#	Leucadia National Corp.	64,952	3,526,894
	Lincoln National Corp.	1,092,926	60,285,798
#	Loews Corp.	3,874,202	192,044,193
#	M&T Bank Corp.	244,246	21,166,358
	Marsh & McLennan Companies, Inc.	45,900	1,249,857
#	Marshall & Ilsley Corp.	596,000	13,851,040
#	Mercury General Corp.	126,900	6,454,134
#	Merrill Lynch & Co., Inc.	1,433,140	62,943,509
#	MetLife, Inc.	5,587,198	335,399,496
	Morgan Stanley	1,602,371	70,872,869
#	National City Corp.	1,962,794	11,462,717
	Nationwide Financial Services, Inc.	393,102	20,059,995
#	New York Community Bancorp, Inc.	2,262,500	46,426,500
	Odyssey Re Holdings Corp.	351,255	13,186,113
	Old Republic International Corp.	1,782,254	26,822,923
	Principal Financial Group, Inc.	1,193,300	64,295,004
	Protective Life Corp.	547,200	22,971,456
	Prudential Financial, Inc.	1,861,400	139,046,580

3

	Reinsurance Group of America, Inc.	479,000	24,630,180
	SAFECO Corp.	530,900	35,570,300
#	South Financial Group, Inc.	543,733	2,995,969
#	Sovereign Bancorp, Inc.	2,013,036	18,399,149
	StanCorp Financial Group, Inc.	222,900	12,257,271
#	SunTrust Banks, Inc.	813,260	42,460,305
#	Synovus Financial Corp.	487,500	5,601,375
#	The Colonial BancGroup, Inc.	181,500	1,112,595
	The Travelers Companies, Inc.	5,164,209	257,229,250
	Torchmark Corp.	174,800	11,084,068
	Transatlantic Holdings, Inc.	118,921	7,688,243
#	UnionBanCal Corp.	315,300	15,783,918
	Unitrin, Inc.	496,679	17,234,761
#	Unum Group	2,446,189	58,904,231
	W. R. Berkley Corp.	397,904	10,779,219
	Webster Financial Corp.	212,100	5,508,237
	Wesco Financial Corp.	19,000	8,094,000
#	Zions Bancorporation	237,920	10,251,973
Total Financials			3,222,124,102

Health Care — (0.5%)
*	Community Health Systems, Inc.	95,826	3,452,611
*	Health Management Associates, Inc.	560,097	4,346,353
	Omnicare, Inc.	239,700	5,867,856
	PerkinElmer, Inc.	65,900	1,863,652
* #	Tenet Healthcare Corp.	1,525,700	9,001,630
	UnitedHealth Group, Inc.	26,590	909,644
	Universal Health Services, Inc.	19,844	1,289,860
*	Watson Pharmaceuticals, Inc.	676,800	19,329,408
*	WellPoint, Inc.	173,138	9,664,563
Total Health Care			55,725,577

Industrials — (14.0%)
#	Alexander & Baldwin, Inc.	139,805	7,195,763
*	Allied Waste Industries, Inc.	2,728,976	36,759,307
*	Avis Budget Group, Inc.	432,980	6,027,082
#	Burlington Northern Santa Fe Corp.	2,216,173	250,538,358
	CSX Corp.	3,367,404	232,552,920
	Curtiss-Wright Corp.	53,560	2,758,876
	DRS Technologies, Inc.	91,850	7,235,943
#	GATX Corp.	390,900	19,275,279
	IKON Office Solutions, Inc.	432,700	5,231,343
* #	Kansas City Southern	557,700	27,862,692
	Kennametal, Inc.	72,685	2,809,275
	Norfolk Southern Corp.	3,209,002	216,222,555
#	Northrop Grumman Corp.	2,635,484	198,873,623
	Pentair, Inc.	164,120	6,143,012
#	R. R. Donnelley & Sons Co.	498,047	16,350,883
	Raytheon Co.	740,994	47,319,877
	Ryder System, Inc.	466,600	34,262,438
#	Southwest Airlines Co.	5,164,520	67,448,631
#	Timken Co.	212,700	7,791,201
	Trinity Industries, Inc.	64,845	2,648,918
#	UAL Corp.	378,017	3,228,265
	Union Pacific Corp.	4,137,400	340,549,394

4

*	United Rentals, Inc.	265,692	5,470,598
* #	YRC Worldwide, Inc.	445,344	7,775,706
Total Industrials			1,552,331,939

Information Technology — (4.1%)
*	3Com Corp.	1,041,900	2,625,588
* #	Advanced Micro Devices, Inc.	575,230	3,957,582
* #	Applied Micro Circuits Corp.	53,300	522,873
*	Arrow Electronics, Inc.	456,200	13,987,092
*	Avnet, Inc.	1,074,500	31,719,240
	AVX Corp.	507,400	6,758,568
*	Computer Sciences Corp.	1,385,243	68,084,693
*	Compuware Corp.	943,130	9,610,495
*	Convergys Corp.	193,000	3,113,090
	Electronic Data Systems Corp.	2,164,600	53,011,054
*	Fairchild Semiconductor Corp. Class A	43,100	646,500
	Fidelity National Information Services, Inc.	402,462	16,211,169
*	Ingram Micro, Inc.	1,339,168	24,279,116
*	Integrated Device Technology, Inc.	1,446,600	16,317,648
*	International Rectifier Corp.	186,700	4,327,706
	Intersil Corp.	1,048,598	29,224,426
* #	JDS Uniphase Corp.	303,862	3,758,773
* #	Micron Technology, Inc.	3,907,157	31,530,757
*	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	261,568	6,248,860
* #	Sandisk Corp.	138,300	3,915,273
*	Sanmina-SCI Corp.	3,848,400	5,772,600
* #	Sun Microsystems, Inc.	528,425	6,843,104
* #	Symantec Corp.	1,879,964	40,851,618
*	Tech Data Corp.	385,011	14,087,552
* #	Tellabs, Inc.	1,964,818	10,688,610
*	Unisys Corp.	482,283	2,440,352
*	Vishay Intertechnology, Inc.	1,283,816	12,940,865
	Xerox Corp.	2,126,878	28,883,003
Total Information Technology			457,229,493

Materials — (3.1%)
	Alcoa, Inc.	964,763	39,159,730
	Ashland, Inc.	532,611	28,585,232
	Bemis Co., Inc.	230,900	6,141,940
	Chemtura Corp.	844,230	7,370,128
	Cytec Industries, Inc.	188,900	11,930,924
*	Domtar Corp.	4,514,536	31,014,862
#	International Paper Co.	1,615,245	43,966,969
#	Louisiana-Pacific Corp.	795,400	9,656,156
	Lubrizol Corp.	179,500	10,069,950
#	MeadWestavco Corp.	1,393,431	35,852,980
#	Reliance Steel & Aluminum Co.	116,900	7,945,693
*	Smurfit-Stone Container Corp.	1,764,694	11,876,391
	Tronox, Inc. Class B	92,517	306,231
#	Valhi, Inc.	115,611	3,611,688
#	Westlake Chemical Corp.	21,400	371,290
#	Weyerhaeuser Co.	1,440,429	89,781,940
#	Worthington Industries, Inc.	131,400	2,620,116
Total Materials			340,262,220

5

Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998
# CenturyTel, Inc.	288,690	10,222,513
# FairPoint Communications, Inc.	122,757	1,104,813
Sprint Nextel Corp.	1,956,986	18,317,389
Telephone & Data Systems, Inc.	413,797	19,725,703
# Telephone & Data Systems, Inc. Special Shares	177,000	7,770,300
* United States Cellular Corp.	268,725	16,830,247
Verizon Communications, Inc.	6,654,852	256,012,156
Total Telecommunication Services		657,850,119

TOTAL COMMON STOCKS		10,057,873,859

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000

SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522

TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804

TOTAL INVESTMENTS - (100.0%) (Cost $9,790,024,787)		$11,101,866,663

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.0%)
Consumer Discretionary — (15.4%)
*	4Kids Entertainment, Inc.	426,141	$3,323,900
* #	99 Cents Only Stores	1,162,300	9,728,451
* #	A.C. Moore Arts & Crafts, Inc.	317,419	2,218,759
* #	AbitibiBowater Canada, Inc.	317,836	3,775,892
*	Acme Communications, Inc.	470,621	705,931
	Ah Belo Corp.	368,818	3,503,771
#	Aldila, Inc.	109,817	840,100
*	Alloy, Inc.	461,743	3,970,990
* #	Ambassadors International, Inc.	14,878	94,178
#	American Axle & Manufacturing Holdings, Inc.	1,968,362	36,591,850
*	American Biltrite, Inc.	58,629	322,459
	American Greetings Corp. Class A	1,809,500	33,765,270
*	America’s Car-Mart, Inc.	271,961	4,484,637
#	Arctic Cat, Inc.	129,764	1,026,433
#	ArvinMeritor, Inc.	3,097,062	46,363,018
	Asbury Automotive Group, Inc.	1,093,802	18,014,919
*	Ashworth, Inc.	421,289	1,360,763
*	Audiovox Corp. Class A	643,817	6,863,089
* #	Avatar Holdings, Inc.	187,591	6,503,780
* #	Bakers Footwear Group, Inc.	3,752	7,504
*	Ballantyne of Omaha, Inc.	85,155	357,651
#	Bassett Furniture Industries, Inc.	334,865	4,015,031
	Beasley Broadcast Group, Inc.	118,309	556,052
#	Beazer Homes USA, Inc.	32,486	225,778
	Belo Corp. Class A	2,125,623	20,320,956
*	Benihana, Inc. Class A	6,500	58,110
* #	Big Lots, Inc.	1,116,939	34,692,125
*	Birks & Mayors, Inc.	25,119	81,888
#	Blockbuster, Inc. Class A	2,684,758	8,725,463
*	Blockbuster, Inc. Class B	945,000	2,419,200
* #	Bluegreen Corp.	982,198	6,757,522
#	Bob Evans Farms, Inc.	1,381,208	40,206,965
#	Bon-Ton Stores, Inc.	60,601	403,603
#	Books-A-Million, Inc.	47,962	360,195
#	Borders Group, Inc.	122,157	750,044
	Bowl America, Inc. Class A	31,040	435,336
#	Brookfield Homes Corp.	288,464	4,355,806
	Brown Shoe Company, Inc.	547,423	9,245,974
#	Brunswick Corp.	1,839,178	25,196,739
* #	Buca, Inc.	602,329	301,164
* #	Cabela’s, Inc.	266,558	3,691,828
*	Cache, Inc.	15	190
* #	California Coastal Communities, Inc.	259,274	1,184,882

1

#	Carmike Cinemas, Inc.	415,429	3,448,061
*	Carriage Services, Inc.	497,347	3,570,951
*	Catalina Lighting, Inc.	21,540	43,080
*	Cavalier Homes, Inc.	430,307	985,403
*	Cavco Industries, Inc.	154,131	5,907,841
* ,	Championship Auto Racing Teams, Inc.	4,800	—
* #	Charming Shoppes, Inc.	3,075,915	17,871,066
* #	Charter Communications, Inc.	114,100	181,419
* #	Chromcraft Revington, Inc.	25,711	99,502
	Churchill Downs, Inc.	56,299	2,406,219
#	Citadel Broadcasting Co.	2,803,287	4,933,785
	Coachmen Industries, Inc.	518,600	1,581,730
	Coast Distribution System, Inc.	131,995	633,576
	Cobra Electronics Corp.	107,747	351,255
#	Collectors Universe, Inc.	179,801	1,711,706
* #	Comstock Homebuilding Companies, Inc.	98,964	62,347
*	Concord Camera Corp.	189,954	651,542
*	Congoleum Corp. Class A	90,400	542
	Cooper Tire & Rubber Co.	2,195,656	24,108,303
* #	Cost Plus, Inc.	291,934	942,947
* #	Cox Radio, Inc.	1,447,908	18,460,827
	CSS Industries, Inc.	270,150	7,964,022
*	Culp, Inc.	349,518	2,516,530
* #	Cumulus Media, Inc. Class A	1,669,142	8,762,995
*	Cybex International, Inc.	4,031	16,729
	Decorator Industries, Inc.	34,374	101,747
*	dELiA*s, Inc.	32,453	82,755
	Delta Apparel, Inc.	224,389	666,435
*	Design Within Reach, Inc.	8,553	33,186
* #	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	31,478	75,547
#	Dillards, Inc. Class A	356,784	5,808,444
* #	Directed Electronics, Inc.	101,053	155,622
*	Dixie Group, Inc.	358,599	2,617,773
* #	Dominion Homes, Inc.	204,274	128,693
*	Dorman Products, Inc.	415,094	3,943,393
	Dover Motorsports, Inc.	341,168	2,122,065
*	Duckwall-ALCO Stores, Inc.	109,500	1,444,305
*	ELXSI Corp.	27,300	65,520
*	EMAK Worldwide, Inc.	50	32
*	Emerson Radio Corp.	254,361	302,690
	Emmis Communications Corp. Class A	1,121,945	3,332,177
#	Entercom Communications Corp.	1,381,227	13,370,277
*	Entravision Communications Corp.	2,330,020	12,442,307
* #	Escala Group, Inc.	312,991	917,064
	Escalade, Inc.	46,818	292,612
	Federal Screw Works	3,125	18,594
* #	Federal-Mogul Corp.	823,500	370,575
	Finish Line, Inc. Class A	1,053,530	8,354,493
*	Finlay Enterprises, Inc.	218,041	158,080
*	Fisher Communications, Inc.	4,954	173,984
*	Flanigan’s Enterprises, Inc.	156	1,226
	Flexsteel Industries, Inc.	157,483	1,811,054
	Foot Locker, Inc.	230,474	3,367,225
	Footstar, Inc.	468,700	1,991,975

2

*	Franklin Covey Co.	388,054	3,255,773
*	Franklin Electronic Publishers, Inc.	135,104	286,420
#	Fred’s, Inc.	1,128,867	14,167,281
	Frisch’s Restaurants, Inc.	19,088	519,957
	FTD Group, Inc.	463,747	6,840,268
#	Furniture Brands International, Inc.	1,999,950	28,119,297
*	GameTech International, Inc.	8,829	46,087
* #	Gander Mountain Co.	536,101	2,251,624
*	G-III Apparel Group, Ltd.	343	5,690
*	Gottschalks, Inc.	293,879	625,962
	Gray Television, Inc.	1,437,350	5,778,147
	Gray Television, Inc. Class A	41,706	223,127
*	Great Wolf Resorts, Inc.	441,903	3,071,226
#	Group 1 Automotive, Inc.	759,600	19,779,984
*	Hampshire Group, Ltd.	41,080	308,100
#	Handleman Co.	659,277	725,205
*	Harris Interactive, Inc.	1,702,256	3,234,286
*	Hartmarx Corp.	963,400	2,254,356
*	Hastings Entertainment, Inc.	351,070	2,938,456
#	Haverty Furniture Co., Inc.	547,000	5,754,440
*	Hayes Lemmerz International, Inc.	1,920,371	7,527,854
	Hearst-Argyle Television, Inc.	6,500	138,255
*	Helen of Troy, Ltd.	407,459	7,281,292
*	Hollywood Media Corp.	272,700	654,480
* #	Hovnanian Enterprises, Inc. Class A	18,000	141,480
#	IHOP Corp.	143,630	6,734,811
	ILX Resorts, Inc.	97,633	297,781
* #	Image Entertainment, Inc.	48,050	54,296
*	Interstate Hotels & Resorts, Inc.	708,746	2,501,873
	J. Alexander’s Corp.	127,237	927,558
*	Jaclyn, Inc.	40,909	198,409
*	Jakks Pacific, Inc.	863,920	20,388,512
* #	Jarden Corp.	1,584,533	29,709,994
*	Jo-Ann Stores, Inc.	753,900	16,970,289
	Johnson Outdoors, Inc.	170,950	2,659,982
	Jones Apparel Group, Inc.	1,280,459	21,537,320
	Journal Communications, Inc. Class A	315,678	1,849,873
#	Journal Register Co.	996,800	159,488
#	KB Home	1,083,957	22,231,958
	Kenneth Cole Productions, Inc. Class A	215,896	3,367,978
	Kimball International, Inc. Class B	735,352	7,757,964
* #	Kirkland’s, Inc.	196,079	529,413
	LaCrosse Footwear, Inc.	38,767	533,822
*	Lakeland Industries, Inc.	137,068	1,711,979
* #	Lakes Entertainment, Inc.	241,159	1,343,256
#	Landry’s Restaurants, Inc.	658,635	10,808,200
*	Lazare Kaplan International, Inc.	150,261	1,367,375
#	La-Z-Boy, Inc.	1,787,639	11,351,508
* #	Lear Corp.	863,557	22,236,593
#	Lee Enterprises, Inc.	895,833	6,091,664
* #	Lenox Group, Inc.	440,800	321,784
#	Libbey, Inc.	323,897	3,734,532
#	Lifetime Brands, Inc.	280,172	1,964,006
*	Lin TV Corp.	953,190	8,721,688
#	Lithia Motors, Inc. Class A	459,091	3,135,592

3

*	Live Nation, Inc.	81,000	1,227,150
* #	Lodgenet Entertainment Corp.	25,800	167,958
*	Lodgian, Inc.	710,947	6,398,523
*	Luby’s, Inc.	430,332	3,042,447
#	M/I Homes, Inc.	381,319	6,547,247
*	Mace Security International, Inc.	187,474	331,829
* #	Magna Entertainment Corp.	154,700	66,521
* #	MarineMax, Inc.	659,419	6,455,712
*	Max & Erma’s Restaurants, Inc.	13,134	51,223
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,862	151,006
	McRae Industries, Inc. Class A	30,453	514,656
#	MDC Holdings, Inc.	297,970	12,106,521
*	Meade Instruments Corp.	640,020	864,027
#	Media General, Inc. Class A	988,866	15,070,318
*	Merisel, Inc.	3,600	9,396
	Modine Manufacturing Co.	1,321,003	20,792,587
#	Monaco Coach Corp.	976,100	4,470,538
*	Morton’s Restaurant Group, Inc.	30,400	247,760
*	Mothers Work, Inc.	130,183	1,583,025
	Movado Group, Inc.	125,788	2,767,336
* #	MTR Gaming Group, Inc.	11,634	62,824
* #	Multimedia Games, Inc.	603,825	3,284,808
	National Presto Industries, Inc.	142,451	9,500,057
*	Nature Vision, Inc.	2,100	2,887
#	Nautilus Group, Inc.	148,500	999,405
*	Navarre Corp.	252,150	446,305
* #	New Motion, Inc.	197,257	863,986
*	Nitches, Inc.	12,141	14,205
*	Nobel Learning Communities, Inc.	22,254	304,880
#	Noble International, Ltd.	64,609	367,625
	OfficeMax, Inc.	195,905	4,247,220
#	Orleans Homebuilders, Inc.	239,835	1,132,021
	O’Charleys, Inc.	761,367	8,451,174
*	Outdoor Channel Holdings, Inc.	3,584	28,349
	Oxford Industries, Inc.	369,145	10,092,424
*	P & F Industries, Inc. Class A	12,917	57,997
* #	Palm Harbor Homes, Inc.	544,540	4,122,168
#	Penske Automotive Group, Inc.	2,863,983	59,828,605
*	Perry Ellis International, Inc.	484,316	13,202,454
*	Phoenix Footwear Group, Inc.	216,337	356,956
#	Pier 1 Imports, Inc.	1,338,252	9,648,797
* #	Pinnacle Entertainment, Inc.	540,950	7,502,976
*	Pomeroy IT Solutions, Inc.	407,504	2,440,949
*	Proliance International, Inc.	362,891	381,036
*	QEP Co., Inc.	41,814	292,280
* #	Quaker Fabric Corp.	545,528	5,455
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	1,657,705
*	Quiksilver, Inc.	34,500	294,630
*	Radio One, Inc. Class D	1,952,773	2,284,744
*	RC2 Corp.	562,900	10,869,599
	RCN Corp.	678,076	8,211,500
* #	Reading International, Inc. Class A	198,422	1,853,261
*	Reading International, Inc. Class B	14,460	149,299
*	Red Lion Hotels Corp.	546,302	4,741,901
*	Regent Communications, Inc.	1,314,367	1,288,080

4

	Regis Corp.	812,155	24,640,783
*	Rex Stores Corp.	333,450	5,601,960
* #	Riviera Holdings Corp.	16,400	265,680
* #	Rockford Corp.	250,500	300,600
* #	Rocky Brands, Inc.	180,983	1,060,560
#	Russ Berrie & Co., Inc.	322,138	3,894,648
	Ryland Group, Inc.	845,822	23,513,852
*	S&K Famous Brands, Inc.	76,900	315,290
*	Saga Communications, Inc. Class A	300,789	1,413,708
	Salem Communications Corp.	169,884	419,613
*	Schieb (Earl), Inc.	73,900	185,119
*	Scholastic Corp.	1,773,991	55,171,120
* #	Sharper Image Corp.	367,246	58,759
	Shiloh Industries, Inc.	388,852	3,857,412
*	Shoe Carnival, Inc.	303,843	4,436,108
*	Silverleaf Resorts, Inc.	121,800	263,088
	Sinclair Broadcast Group, Inc. Class A	996,428	8,937,959
* #	Six Flags, Inc.	2,636,000	5,403,800
	Skyline Corp.	200,900	5,368,048
	Sonic Automotive, Inc.	1,282,597	23,920,434
* #	Source Interlink Companies, Inc.	1,566,006	1,863,547
* #	Spanish Broadcasting System, Inc.	774,108	1,091,492
*	SPAR Group, Inc.	3,200	3,232
	Speedway Motorsports, Inc.	186,455	4,752,738
*	Sport Chalet, Inc. Class A	127,528	541,994
*	Sport Chalet, Inc. Class B	12,269	49,812
*	Sport-Haley, Inc.	61,900	132,775
	Stage Stores, Inc.	1,567,797	21,180,937
#	Standard Motor Products, Inc.	649,750	5,522,875
#	Standard Pacific Corp.	848,328	2,663,750
	Stanley Furniture, Inc.	41,779	495,499
	Star Buffet, Inc.	7,100	36,565
*	Steinway Musical Instruments, Inc.	185,753	5,098,920
#	Stewart Enterprises, Inc.	3,053,042	21,065,990
*	Stoneridge, Inc.	382,100	6,392,533
	Strattec Security Corp.	26,105	984,158
#	Superior Industries International, Inc.	936,600	19,256,496
	Superior Uniform Group, Inc.	137,800	1,238,822
	Syms Corp.	338,200	5,434,874
* #	Syntax-Brillian Corp.	174,642	139,679
*	Talon International, Inc.	7,800	1,638
#	Tandy Brand Accessories, Inc.	200,326	919,496
* #	Tarragon Corp.	60,142	123,291
*	Tarrant Apparel Group	281,000	182,650
*	The Hallwood Group, Inc.	159	10,434
	The Marcus Corp.	608,920	10,491,692
	The Pep Boys - Manny, Moe & Jack	1,872,600	16,815,948
*	The Sports Club Co., Inc.	113,300	130,295
* #	The Steak n Shake Co.	757,175	5,126,075
*	Trans World Entertainment Corp.	1,045,274	2,811,787
*	Triple Crown Media, Inc.	152,303	112,704
* #	Trump Entertainment Resorts, Inc.	446,526	1,562,841
*	Unifi, Inc.	1,705,064	5,098,141
	Unifirst Corp.	382,000	18,336,000
*	ValueVision Media, Inc. Class A	208,838	920,976

5

	Virco Manufacturing Corp.	22,389	111,945
#	Visteon Corp.	2,267,939	9,162,474
*	Voyager Learning Co.	103,000	602,550
*	Warnaco Group, Inc.	348,555	16,796,865
* #	WCI Communities, Inc.	1,453,300	2,761,270
*	Wells-Gardner Electronics Corp.	95,631	160,660
* #	West Marine, Inc.	603,978	2,717,901
*	Wilsons The Leather Experts, Inc.	682,051	95,487
*	Woodbridge Holdings Corp.	154,700	264,537
#	Xerium Technologies, Inc.	16,600	77,522
* #	Zale Corp.	1,349,084	29,383,050
Total Consumer Discretionary			1,489,906,789

Consumer Staples — (3.0%)
*	Alliance One International, Inc.	1,198,015	7,200,070
#	American Italian Pasta Co.	580,800	5,285,280
*	Bridgford Foods Corp.	10,359	69,095
*	Cagle’s, Inc. Class A	3,992	23,553
* #	Caribou Coffee Co.	1,700	3,638
* #	Central Garden & Pet Co.	782,104	6,256,832
*	Central Garden & Pet Co. Class A	1,333,456	9,947,582
#	Chiquita Brands International, Inc.	1,537,940	37,433,460
* #	Collective Brands, Inc.	42,202	478,149
	Del Monte Foods Co.	933,829	8,133,651
	Farmer Brothers Co.	134,422	3,205,965
	Golden Enterprises, Inc.	16,900	39,715
	Griffin Land & Nurseries, Inc. Class A	32,174	1,119,012
*	Hain Celestial Group, Inc.	1,402,074	40,337,669
#	Imperial Sugar Co.	297,727	4,317,041
	Ingles Market, Inc. Class A	39,657	966,045
*	Katy Industries, Inc.	130,300	162,875
#	MGP Ingredients, Inc.	75,843	561,238
*	Monterey Pasta Co.	463,402	1,144,603
#	Nash Finch Co.	428,033	16,367,982
*	Natural Alternatives International, Inc.	103,529	812,703
* #	Natural Health Trends Corp.	89,192	131,112
	Oil-Dri Corp. of America	124,283	2,131,453
*	Omega Protein Corp.	598,318	8,334,570
*	Pantry, Inc.	233,400	2,847,480
* #	Parlux Fragrances, Inc.	429,930	1,448,864
	Pilgrim’s Pride Corp.	264,597	6,879,522
*	Prestige Brands Holdings, Inc.	648,441	7,074,491
	PriceSmart, Inc.	353,626	8,324,356
*	Pyramid Breweries, Inc.	218,416	556,961
* #	Redhook Ale Brewery, Inc.	170,019	765,085
* #	Sanfilippo (John B.) & Son, Inc.	246,021	2,283,075
*	Scheid Vineyards, Inc.	6,720	231,840
	Schiff Nutrition International, Inc.	105,261	659,986
	Scope Industries	8,100	801,900
#	Seaboard Corp.	15,593	27,989,435
*	Seneca Foods Corp. Class A	1,583	33,085
*	Seneca Foods Corp. Class B	13,871	298,088
* #	Spectrum Brands, Inc.	173,100	720,096
	Stephan Co.	53,800	182,382
	Tasty Baking Co.	229,200	1,340,820

6

*	TreeHouse Foods, Inc.	524,085	13,694,341
#	Universal Corp.	830,759	41,213,954
	Weis Markets, Inc.	93,400	3,223,234
*	Winn-Dixie Stores, Inc.	824,450	14,881,322
*	Zapata Corp.	358,421	2,483,858
Total Consumer Staples			292,397,468

Energy — (9.5%)
	Adams Resources & Energy, Inc.	33,137	1,105,782
* #	Allis-Chalmers Energy, Inc.	384,694	6,605,196
* #	Basic Energy Services, Inc.	381,698	10,981,451
*	Bois d’Arc Energy, Inc.	123,900	3,033,072
*	Brigham Exploration Co.	1,003,587	14,622,263
* #	Bristow Group, Inc.	623,777	32,604,824
*	Bronco Drilling Co., Inc.	806,960	14,670,533
*	Callon Petroleum Co.	621,500	16,109,280
* #	Catalytica Energy Systems, Inc.	33,158	123,348
*	Complete Production Services, Inc.	146,277	4,192,299
*	Comstock Resources, Inc.	986,367	56,568,147
* #	Edge Petroleum Corp.	428,496	2,253,889
* #	Encore Acquisition Co.	1,668,924	111,467,434
*	EXCO Resources, Inc.	1,111,753	27,727,120
*	Exterran Holdings, Inc.	2,039,425	149,938,526
*	Geomet, Inc.	57,215	471,452
*	Grey Wolf, Inc.	562,806	4,406,771
	Gulf Island Fabrication, Inc.	669	27,683
*	Harvest Natural Resources, Inc.	1,049,897	11,695,853
*	HKN, Inc.	65,332	688,599
* #	Infinity, Inc.	60,963	22,556
*	Mariner Energy, Inc.	1,182,092	38,654,408
*	Meridian Resource Corp.	3,153,742	7,001,307
*	Natural Gas Services Group	5,623	154,126
*	Newpark Resources, Inc.	1,577,505	11,121,410
	Overseas Shipholding Group, Inc.	9,100	719,446
*	Parker Drilling Co.	884,343	7,906,026
*	Petrohawk Energy Corp.	262,959	7,725,735
*	Petroleum Development Corp.	426,940	29,501,554
*	PHI, Inc. Non-Voting	283,896	11,134,401
*	Pioneer Drilling Co.	1,709,945	30,454,120
* #	Royale Energy, Inc.	3,893	22,540
*	SEACOR Holdings, Inc.	65,400	5,819,292
*	Stone Energy Corp.	912,596	61,673,238
*	Swift Energy Corp.	1,253,094	72,228,338
* #	Trico Marine Services, Inc.	442,190	16,975,674
*	Union Drilling, Inc.	201,371	3,781,747
#	USEC, Inc.	3,185,602	22,203,646
* #	VeraSun Energy Corp.	329,949	2,243,653
*	Whiting Petroleum Corp.	1,253,035	117,196,364
Total Energy			915,833,103

Financials — (17.9%)
	1st Independence Financial Group, Inc.	5,052	85,935
	1st Source Corp.	600,780	13,121,035
	21st Century Holding Co.	108,997	1,119,399
	Abigail Adams National Bancorp, Inc.	977	10,317

7

	Abington Bancorp, Inc.	209,760	2,103,893
	Access National Corp.	2,400	18,096
	Advanta Corp. Class A	345,376	2,728,470
	Advanta Corp. Class B	538,375	4,683,862
	Affirmative Insurance Holdings, Inc.	139,923	1,085,802
#	Alliance Financial Corp.	20,620	487,457
*	AmComp, Inc.	307,318	3,408,157
#	Amcore Financial, Inc.	217,176	2,128,325
	Ameriana Bancorp	30,595	265,565
	American Bancorp of New Jersey, Inc.	126,448	1,431,391
	American Equity Investment Life Holding Co.	1,776,391	18,776,453
*	American Independence Corp.	27,282	181,698
	American National Bankshares, Inc.	13,731	243,863
	American Physicians Capital, Inc.	348,562	15,866,542
*	American Physicians Services Group, Inc.	35,600	777,860
	American West Bancorporation	277,922	931,039
* #	AmeriCredit Corp.	1,424,681	19,361,415
#	Ameris Bancorp	149,292	2,072,173
*	Amerisafe, Inc.	5,361	85,186
*	AmeriServe Financial, Inc.	517,005	1,545,845
#	Anchor Bancorp Wisconsin, Inc.	204,044	2,862,737
*	Appalachian Bancshares, Inc.	4,318	37,048
*	Argo Group International Holdings, Ltd.	705,396	27,221,232
	ASB Financial Corp.	10,400	161,200
#	Asset Acceptance Capital Corp.	67,131	945,876
*	Atlantic American Corp.	80,034	114,449
*	B of I Holding, Inc.	23,471	163,593
	Baldwin & Lyons, Inc. Class B	355,365	7,714,974
*	Bancinsurance Corp.	75,970	381,749
	Bancorp Rhode Island, Inc.	7,424	246,774
#	BancTrust Financial Group, Inc.	43,071	433,294
	Bank Mutual Corp.	47,053	521,818
*	Bank of Florida Corp.	146,051	1,460,510
	Bank of Granite Corp.	14,464	147,099
#	BankAtlantic Bancorp, Inc. Class A	1,000,623	1,761,096
	BankFinancial Corp.	422,652	6,293,288
#	BankUnited Financial Corp. Class A	1,124,660	3,542,679
	Banner Corp.	412,556	7,504,394
	Bar Harbor Bankshares	5,490	170,053
	BCB Bancorp, Inc.	3,746	54,092
*	Beach First National Bancshares, Inc.	500	5,220
	Benjamin Franklin Bancorp, Inc.	26,266	354,591
	Berkshire Bancorp, Inc.	15,600	238,680
	Berkshire Hills Bancorp, Inc.	336,087	8,506,362
	Beverly Hills Bancorp, Inc.	528,495	1,321,237
*	BFC Financial Corp.	33,229	27,580
*	BGC Partners, Inc. Class A	1,973	17,599
* #	BNCCORP., Inc.	30,988	339,319
*	BNS Holding, Inc.	45,855	687,825
#	Boston Private Financial Holdings, Inc.	1,303,000	10,984,290
	Brookline Bancorp, Inc.	2,246,869	22,581,033
	Brunswick Bancorp	1,200	10,290
	Cadence Financial Corp.	95,828	1,332,967
	California First National Bancorp	105,514	1,036,675
	Camco Financial Corp.	73,966	894,989

8

	Capital Bank Corp.	30,097	313,310
#	Capital Corp. of the West	11,590	67,570
#	Capital Southwest Corp.	23,982	2,889,591
#	Capitol Bancorp, Ltd.	273,741	4,237,511
	Cardinal Financial Corp.	408,397	3,508,130
	Carrollton Bancorp	3,583	50,126
	Cascade Financial Corp.	31,152	280,368
#	Cathay General Bancorp	393,568	6,053,076
	Center Financial Corp.	49,972	467,738
#	Centerstate Banks of Florida, Inc.	8,429	118,090
	Central Bancorp, Inc.	3,136	50,176
*	Central Jersey Bancorp	3,111	24,515
#	Central Pacific Financial Corp.	1,025,463	15,299,908
	Centrue Financial Corp.	49,348	887,277
	CFS Bancorp, Inc.	369,685	5,279,102
#	Chemical Financial Corp.	837,675	20,439,270
	Citizens Community Bancorp, Inc.	17,527	150,119
	Citizens First Bancorp, Inc.	284,349	2,107,026
	Citizens First Corp.	100	945
#	Citizens Republic Bancorp, Inc.	989,661	5,482,722
	Citizens South Banking Corp.	66,608	610,795
* #	Citizens, Inc.	399,498	2,644,677
*	CNA Surety Corp.	1,192,732	17,449,669
	Codorus Valley Bancorp, Inc.	840	13,247
	Columbia Banking System, Inc.	294,765	7,879,068
	Commerce Group, Inc.	144,348	5,307,676
	Commercial National Financial Corp.	2,064	30,960
	Commonwealth Bankshares, Inc.	30,161	444,875
* #	Community Bancorp	85,049	679,542
#	Community Bank System, Inc.	914,700	22,071,711
	Community Bankshares, Inc.	10,221	115,753
	Community Capital Corp.	17,290	194,858
	Community Central Bank Corp.	1,568	7,213
	Community Trust Bancorp, Inc.	56,213	1,722,366
	Community West Bancshares	2,977	26,019
	Compass Diversified Holdings	29,767	407,808
* #	CompuCredit Corp.	577,127	5,298,026
* #	Consumer Portfolio Services, Inc.	159,300	454,005
	Cooperative Bankshares, Inc.	23,206	197,251
*	Core-Mark Holding Co., Inc.	165,286	4,799,905
#	Corus Bankshares, Inc.	916,224	5,268,288
*	Cowen Group, Inc.	159,182	1,263,905
*	Cowlitz Bancorporation	7,258	71,709
	Crawford & Co. Class A	779	4,051
#	Crawford & Co. Class B	34,346	205,389
*	Crescent Financial Corp.	43,157	306,846
*	Dearborn Bancorp, Inc.	118,782	718,631
	Delphi Financial Group, Inc. Class A	1,353,394	39,099,553
#	Delta Financial Corp.	418,907	12,567
	Dime Community Bancshares	114,278	2,077,574
	Donegal Group, Inc. Class A	613,943	10,995,719
	Donegal Group, Inc. Class B	62,876	1,158,490
* #	E*TRADE Financial Corp.	334,321	1,370,716
	Eastern Insurance Holdings, Inc.	80,722	1,319,805
	Eastern Virginia Bankshares, Inc.	2,644	44,551

9

	ECB Bancorp, Inc.	2,600	65,026
	EMC Insurance Group, Inc.	411,279	11,528,150
* #	Encore Capital Group, Inc.	471,510	4,983,861
#	Epoch Holding Corp.	103,300	1,102,211
	ESB Financial Corp.	47,330	510,691
*	ESSA Bancorp, Inc.	7,435	92,937
#	F.N.B. Corp.	823,727	12,347,668
	Farmers Capital Bank Corp.	20,302	502,678
	FBL Financial Group, Inc. Class A	1,003,211	26,936,215
	Federal Agriculture Mortgage Corp. Class A	2,000	34,920
#	Federal Agriculture Mortgage Corp. Class C	297,200	8,606,912
	Fidelity Bancorp, Inc.	9,672	132,990
	Fidelity Southern Corp.	16,395	106,240
#	Financial Federal Corp.	199,288	4,840,706
	Financial Institutions, Inc.	149,983	2,761,187
*	First Acceptance Corp.	22,025	72,022
	First Bancorp of Indiana, Inc.	5,430	63,042
	First Bancorp, Inc.	19,161	342,599
*	First Bancshares, Inc.	16,282	231,204
*	First Bank of Delaware	70,003	172,907
#	First Busey Corp.	40,041	729,547
	First Citizens BancShares, Inc.	22,537	3,593,299
#	First Commonwealth Financial Corp.	494,073	5,543,499
	First Defiance Financial Corp.	213,267	4,124,584
	First Federal Bancshares of Arkansas, Inc.	138,827	1,739,502
	First Federal Bankshares, Inc.	6,384	70,224
	First Federal of Northern Michigan Bancorp, Inc.	16,142	109,927
#	First Financial Corp.	339,293	11,111,846
	First Franklin Corp.	6,605	51,321
*	First Investors Financial Services Group, Inc.	118,400	492,544
*	First Keystone Financial, Inc.	42,067	469,047
	First M&F Corp.	41,129	574,983
* #	First Mariner Bancorp, Inc.	33,344	134,043
	First Merchants Corp.	555,739	13,754,540
	First Niagara Financial Group, Inc.	3,288,463	46,597,521
	First PacTrust Bancorp, Inc.	39,816	635,862
	First Place Financial Corp.	539,434	6,866,995
*	First Regional Bancorp	99,586	1,062,583
	First Security Group, Inc.	84,445	662,049
	First State Bancorporation	226,974	1,759,048
	First United Corp.	45,051	837,048
	First West Virginia Bancorp, Inc.	4,275	65,194
	Firstbank Corp.	66,472	837,559
*	FirstCity Financial Corp.	202,677	883,672
* #	FirstFed Financial Corp.	146,742	2,162,977
#	Flagstar Bancorp, Inc.	1,930,400	9,169,400
	Flushing Financial Corp.	338,955	6,650,297
	FNB United Corp.	74,201	746,462
*	FPIC Insurance Group, Inc.	323,040	14,701,550
* #	Franklin Bank Corp.	552,493	563,543
* #	Franklin Credit Management Corp.	57,350	54,196
#	Fulton Financial Corp.	130,891	1,651,844
	Gateway Financial Holdings, Inc.	276,787	2,748,495
	German American Bancorp, Inc.	127,880	1,595,942
#	Great Southern Bancorp, Inc.	8,467	97,794

10

#	Greene Bancshares, Inc.	116,871	2,263,791
* #	Guaranty Bancorp	652,155	3,906,408
	Guaranty Federal Bancshares, Inc.	14,450	320,790
#	Habersham Bancorp	4,180	34,694
*	Hallmark Financial Services, Inc.	17,737	225,260
	Hanmi Financial Corp.	64,383	412,051
	Harleysville Group, Inc.	1,104,553	43,088,613
#	Harleysville National Corp.	23,232	315,026
	Harleysville Savings Financial Corp.	14,793	181,214
	Harrington West Financial Group, Inc.	35,656	200,030
	Hawthorn Bancshares, Inc.	9,828	265,356
#	Heartland Financial USA, Inc.	11,475	268,515
	Hercules Technology Growth Capital, Inc.	793,301	8,226,531
#	Heritage Commerce Corp.	80,341	1,279,029
	HF Financial Corp.	90,865	1,608,310
	HMN Financial, Inc.	120,056	1,992,930
	Home Federal Bancorp, Inc.	33,352	390,218
	HopFed Bancorp, Inc.	1,300	18,005
	Horace Mann Educators Corp.	1,658,308	27,013,837
#	Horizon Financial Corp.	52,489	567,931
*	HouseValues, Inc.	12,446	33,978
	IBERIABANK Corp.	282,324	14,889,768
	Imperial Capital Bancorp, Inc.	145,988	1,462,800
	Independence Holding Co.	171,275	2,344,755
#	Independent Bank Corp. (MI)	283,384	1,703,138
	Indiana Community Bancorp	20,902	455,664
	Infinity Property & Casualty Corp.	614,512	24,777,124
	Integra Bank Corp.	369,424	5,308,623
	Intervest Bancshares Corp.	42,757	374,979
	Investors Title Co.	29,302	1,414,408
#	Irwin Financial Corp.	949,742	3,903,440
	Jefferson Bancshares, Inc.	21,355	197,320
*	Knight Capital Group, Inc.	1,487,332	26,489,383
*	LaBranche & Co., Inc.	1,285,140	8,610,438
#	Lakeland Bancorp, Inc.	186,040	2,742,230
#	LandAmerica Financial Group, Inc.	622,580	18,540,432
	Landmark Bancorp, Inc.	11,260	281,387
	Legacy Bancorp, Inc.	123,300	1,664,550
	Lincoln Bancorp	26,487	317,579
	LNB Bancorp, Inc.	33,520	368,720
	LSB Corp.	56,122	892,340
	LSB Financial Corp.	8,019	148,351
#	Macatawa Bank Corp.	99,536	894,829
#	MainSource Financial Group, Inc.	479,726	8,049,802
* #	Marlin Business Services, Inc.	64,265	458,852
	MASSBANK Corp.	86,847	3,420,035
	Mayflower Bancorp, Inc.	3,974	42,542
#	MB Financial, Inc.	1,108,248	31,551,821
#	MBT Financial Corp.	107,456	909,078
#	MCG Capital Corp.	2,988,123	17,121,945
	Meadowbrook Insurance Group, Inc.	970,134	6,664,821
	Medallion Financial Corp.	538,699	5,198,445
#	Mercantile Bancorp, Inc.	8,044	128,704
	Mercantile Bank Corp.	25,871	217,575
	Mercer Insurance Group, Inc.	212,983	3,801,747

11

	Meta Financial Group, Inc.	33,100	826,838
	MetroCorp Bancshares, Inc.	26,834	344,817
	MFB Corp.	21,960	593,140
	MicroFinancial, Inc.	214,996	791,185
#	Midwest Banc Holdings, Inc.	192,085	1,686,506
	MidWestOne Financial Group, Inc.	10,936	166,883
*	Move, Inc.	2,305	6,939
	MutualFirst Financial, Inc.	68,313	696,793
	Nara Bancorp, Inc.	63,468	807,313
#	National Penn Bancshares, Inc.	936,766	16,037,434
	National Security Group, Inc.	5,246	82,939
#	National Western Life Insurance Co. Class A	44,143	10,408,037
*	Navidec Financial, Inc.	5,188	8,041
*	Navigators Group, Inc.	570,373	28,798,133
	Nelnet, Inc. Class A	162,100	2,138,099
	New Hampshire Thrift Bancshares, Inc.	68,836	821,902
	New Westfield Financial, Inc.	164,477	1,615,164
#	NewAlliance Bancshares, Inc.	2,767,654	37,086,564
	NewBridge Bancorp	92,834	858,714
*	Newtek Business Services, Inc.	143,080	147,372
* #	NexCen Brands, Inc.	454,113	299,760
*	Nexity Financial Corp.	7,708	43,011
	North Central Bancshares, Inc.	39,100	1,043,579
	Northeast Bancorp	21,700	314,650
	Northeast Community Bancorp, Inc.	26,486	307,238
	Northrim Bancorp, Inc.	67,600	1,267,500
	Northway Financial, Inc.	6,704	107,264
	NYMAGIC, Inc.	193,716	4,399,290
	OceanFirst Financial Corp.	5,615	115,276
* #	Ocwen Financial Corp.	1,333,159	9,385,439
#	Pacific Capital Bancorp	48,744	971,955
	Pacific Mercantile Bancorp	10,779	98,520
*	Pacific Premier Bancorp, Inc.	68,040	493,290
	PacWest Bancorp	1,223,722	25,796,060
	Pamrapo Bancorp, Inc.	646	9,696
	Park Bancorp, Inc.	4,250	85,829
	Park National Corp.	4,217	298,985
	Parkvale Financial Corp.	71,885	1,885,544
	Patriot Capital Funding, Inc.	152,155	1,547,416
	Patriot National Bancorp	7,035	107,284
	PAULA Financial	88,600	168,340
*	Penn Treaty American Corp.	613,274	3,066,370
*	Pennsylvania Commerce Bancorp, Inc.	2,489	66,855
	Peoples Bancorp of North Carolina	4,754	65,367
	Peoples Bancorp, Inc.	292,802	6,936,479
	Peoples Bancorp, Inc.	14,576	201,149
	Peoples Community Bancorp	5,084	14,693
*	Pico Holdings, Inc.	553,594	22,952,007
	Pinnacle Bancshares, Inc.	17,681	180,346
* #	Pinnacle Financial Partners, Inc.	106,371	2,860,316
*	Piper Jaffray Companies, Inc.	545,661	20,735,118
* #	PMA Capital Corp. Class A	1,039,565	10,374,859
	Porter Bancorp, Inc.	600	10,770
	Premier Financial Bancorp, Inc.	39,855	457,934
	Presidential Life Corp.	932,637	16,433,064

12

	Princeton National Bancorp, Inc.	7,001	195,538
*	ProAssurance Corp.	283,417	14,519,453
	ProCentury Corp.	315,898	5,562,964
#	Prosperity Bancshares, Inc.	1,095,070	34,976,536
#	Provident Bankshares Corp.	265,299	2,536,258
	Provident Financial Holdings, Inc.	209,247	2,705,564
	Provident Financial Services, Inc.	2,524,606	39,712,052
#	Provident New York Bancorp	1,229,119	15,990,838
	Pulaski Financial Corp.	9,737	110,515
	Rainier Pacific Financial Group, Inc.	170,086	2,214,520
#	Renasant Corp.	358,583	8,326,297
	Republic Bancorp, Inc. Class A	12,831	319,492
*	Republic First Bancorp, Inc.	64,627	301,162
#	Resource America, Inc.	159,972	1,606,119
*	Rewards Network, Inc.	586,487	2,932,435
	Riverview Bancorp, Inc.	228,219	2,035,713
	RLI Corp.	202,079	10,334,320
	Rome Bancorp, Inc.	141,505	1,655,608
#	Royal Bank of Canada	60,991	3,123,349
	Rurban Financial Corp.	13,214	140,201
	Safety Insurance Group, Inc.	367,655	14,213,542
	Sanders Morris Harris Group, Inc.	192,297	1,403,768
	Sandy Spring Bancorp, Inc.	94,990	2,515,335
*	SCPIE Holdings, Inc.	208,312	5,749,411
*	Seabright Insurance Holdings	650,453	9,964,940
#	Seacoast Banking Corp. of Florida	58,814	632,251
#	Security Bank Corp.	147,745	812,598
	Selective Insurance Group, Inc.	1,945,426	42,565,921
	Shore Financial Corp.	11,794	259,468
	SI Financial Group, Inc.	184	1,805
	Simmons First National Corp. Class A	343,259	10,445,371
#	South Financial Group, Inc.	1,208,902	6,661,050
#	South Street Financial Corp.	11,002	63,757
*	Southcoast Financial Corp.	34,471	495,693
	Southern Community Financial Corp.	253,533	1,815,296
*	Southern Connecticut Bancorp, Inc.	26,298	186,716
*	Southern First Bancshares, Inc.	30,755	411,809
	Southwest Bancorp, Inc.	201,534	3,418,017
*	Specialty Underwriters’ Alliance, Inc.	1,912	9,101
	State Auto Financial Corp.	801,701	22,086,863
	StellarOne Corp.	73,157	1,264,153
	Sterling Financial Corp.	336,874	2,991,441
	Stewart Information Services Corp.	586,200	13,863,630
* #	Stratus Properties, Inc.	86,592	2,293,822
*	Sun American Bancorp	3,317	11,809
*	Sun Bancorp, Inc.	823,260	9,006,464
* #	Superior Bancorp	50,253	744,247
#	Susquehanna Bancshares, Inc.	2,025,930	38,999,153
	Sussex Bancorp	17,709	177,267
	SWS Group, Inc.	294,100	5,434,968
	Taylor Capital Group, Inc.	132,862	1,707,277
	Team Financial, Inc.	900	7,245
	TF Financial Corp.	59,395	1,439,141
*	The Bancorp, Inc.	15,448	164,521
	The Phoenix Companies, Inc.	3,130,300	31,709,939

13

	The Wilber Corp.	1,460	12,702
* #	Thomas Weisel Partners Group, Inc.	126,872	865,267
	TIB Financial Corp.	2,855	18,301
*	Tidelands Bancshares, Inc.	16,400	151,700
#	TierOne Corp.	82,777	593,511
	Timberland Bancorp, Inc.	232,548	2,553,377
	Tower Financial Corp.	13,886	130,390
* #	Trenwick Group, Ltd.	199,776	250
* #	Triad Guaranty, Inc.	328,784	726,613
#	Trustmark Corp.	128,222	2,559,311
#	UCBH Holdings, Inc.	149,737	730,717
#	UMB Financial Corp.	251,489	13,120,181
#	Umpqua Holdings Corp.	1,379,552	19,230,955
*	Unico American Corp.	145,800	1,367,604
#	Union Bankshares Corp.	101,296	2,030,985
*	United America Indemnity, Ltd.	249,776	3,639,236
*	United Capital Corp.	103,781	2,386,963
#	United Community Banks, Inc.	153,719	1,607,901
	United Community Financial Corp.	851,383	5,167,895
	United Financial Bancorp, Inc.	58,621	716,935
	United Fire & Casualty Co.	1,086,348	39,206,299
*	United PanAm Financial Corp.	157,259	583,431
	United Western Bancorp, Inc.	123,442	2,130,609
	Unity Bancorp, Inc.	15,251	120,025
*	Universal American Corp.	48,243	557,207
#	Univest Corporation of Pennsylvania	1,336	32,812
#	Vineyard National Bancorp Co.	5,968	18,083
	VIST Financial Corp.	27,829	466,692
	Wainwright Bank & Trust Co.	20,127	218,780
#	Washington Federal, Inc.	166,962	3,738,279
	Wayne Savings Bancshares, Inc.	8,654	80,482
	Webster Financial Corp.	607,188	15,768,672
	Wesbanco, Inc.	656,238	14,437,236
#	Whitney Holding Corp.	844,780	19,193,402
	Willow Financial Bancorp, Inc.	461,395	4,434,006
*	Wilshire Enterprises, Inc.	103,903	322,099
	Wintrust Financial Corp.	672,702	20,974,848
	WSB Holdings, Inc.	21,899	128,109
	WVS Financial Corp.	5,576	90,498
	Yadkin Valley Financial Corp.	27,613	419,441
	Zenith National Insurance Corp.	526,172	21,231,040
* #	ZipRealty, Inc.	23,648	113,747
Total Financials			1,732,546,803

Health Care — (4.0%)
*	Accelrys, Inc.	495,487	3,230,575
*	Acusphere, Inc.	100	66
*	Adolor Corp.	206,654	1,171,728
*	Albany Molecular Research, Inc.	1,140,986	15,950,984
*	Allied Healthcare International, Inc.	1,214,352	2,137,260
*	Allied Healthcare Products, Inc.	135,264	983,369
*	Allion Healthcare, Inc.	394,528	2,359,277
#	Alpharma, Inc. Class A	1,486,200	37,437,378
* #	American Dental Partners, Inc.	112,537	1,352,695
	American Shared Hospital Services	67,434	168,585

14

*	AMICAS, Inc.	1,214,003	3,338,508
*	AngioDynamics, Inc.	520,062	8,055,760
* #	APP Pharmaceuticals, Inc.	112,226	1,488,117
*	Applera Corp. - Celera Group	116,500	1,500,520
*	Aradigm Corp.	580	516
*	Arrhythmia Research Technology, Inc.	2,792	16,082
* #	ATS Medical, Inc.	228,794	503,347
*	Avigen, Inc.	516,270	1,533,322
*	Bioanalytical Systems, Inc.	31,600	142,200
*	BioScrip, Inc.	1,172,992	5,032,136
* #	Caliper Life Sciences, Inc.	884,552	3,166,696
	Cambrex Corp.	18,389	113,092
*	Cantel Medical Corp.	465,508	4,980,936
*	Capital Senior Living Corp.	663,026	5,330,729
*	Cardiac Science Corp.	683,182	6,449,238
*	Cardiotech International, Inc.	40,691	20,752
*	Conmed Corp.	890,514	23,767,819
#	Cooper Companies, Inc.	332,534	13,451,000
*	Cross Country Healthcare, Inc.	1,049,932	16,242,448
* #	CuraGen Corp.	1,206,336	1,351,096
*	Curis, Inc.	20	29
* #	CytRx Corp.	86	76
*	Daxor Corp.	10,227	149,570
*	Del Global Technologies Corp.	135,934	319,445
*	Digirad Corp.	198,199	443,966
*	Dyax Corp.	44,446	163,561
* #	Emisphere Technologies, Inc.	73,632	135,483
*	Endologix, Inc.	75,780	199,301
* #	Epicept Corp.	36,099	19,132
*	etrials Worldwide, Inc.	1,423	2,376
*	Evotec AG Sponsored ADR	372,697	1,442,337
* #	Genitope Corp.	342,312	34,231
*	Gentiva Health Services, Inc.	661,782	13,328,289
*	Greatbatch, Inc.	531,878	9,972,713
* #	GTC Biotherapeutics, Inc.	314,169	160,226
*	Hanger Orthopedic Group, Inc.	696,200	9,050,600
*	Harvard Bioscience, Inc.	439,981	2,111,909
*	Healthspring, Inc.	14,200	263,836
*	HealthTronics, Inc.	841,747	3,181,804
* #	Hi-Tech Pharmacal Co., Inc.	253,327	2,330,608
	Hooper Holmes, Inc.	2,006,300	1,946,111
*	Incyte Corp.	309,078	3,001,147
*	Infinity Pharmaceuticals, Inc.	174,703	1,284,067
* #	Insmed, Inc.	9,725	5,835
*	IntegraMed America, Inc.	152,607	1,269,690
#	Invacare Corp.	593,866	10,796,484
*	Iridex Corp.	3,138	7,312
	Kewaunee Scientific Corp.	44,303	796,568
*	Kindred Healthcare, Inc.	1,758,075	48,505,289
* #	La Jolla Pharmaceutical Co.	2,411	4,605
*	Langer, Inc.	61,059	87,314
*	Lannet Co., Inc.	15,450	60,255
* #	LifePoint Hospitals, Inc.	694,619	22,220,862
*	Lipid Sciences, Inc.	82,902	59,689
*	Magyar Bancorp, Inc.	16,566	173,777

15

* #	Martek Biosciences Corp.	116,426	4,396,246
*	Maxygen, Inc.	453,073	2,668,600
*	MedCath Corp.	577,624	12,534,441
*	Medical Staffing Network Holdings, Inc.	464,642	1,937,557
*	MEDTOX Scientific, Inc.	915	13,322
*	Merge Healthcare, Inc.	378,290	261,020
* #	Monogram Biosciences, Inc.	715,025	786,528
* #	Nanogen, Inc.	338,160	111,863
*	National Dentex Corp.	39,586	450,885
*	Neose Technologies, Inc.	19,426	11,461
* #	Neurocrine Biosciences, Inc.	1,225,703	6,042,716
* #	Neurogen Corp.	14,361	11,920
*	North American Scientific, Inc.	24,259	34,205
*	NOVT Corp.	2,900	5,452
*	Nutraceutical International Corp.	49,054	648,984
* # ●	OCA, Inc.	573,971	5,740
*	Occulogix, Inc.	26,805	4,557
*	Orchid Cellmark, Inc.	235,073	665,257
* #	Ore Pharmaceuticals, Inc.	204,809	399,379
*	Orthologic Corp.	368,515	379,570
* #	Oscient Pharmaceuticals Corp.	3,036	6,376
*	Osteotech, Inc.	452,229	2,767,641
*	Par Pharmaceutical Companies, Inc.	49,100	895,584
*	PDI, Inc.	440,041	3,630,338
* #	Pharmacyclics, Inc.	9,648	9,937
*	Pharmanet Development Group, Inc.	445,999	7,528,463
* #	PharMerica Corp.	609,551	12,477,509
*	Prospect Medical Holdings, Inc.	9,700	35,696
* #	RadNet, Inc.	121,546	792,480
*	RehabCare Group, Inc.	587,778	9,974,593
*	Res-Care, Inc.	464,532	8,858,625
*	Rotech Healthcare, Inc.	3,627	635
* #	Rural/Metro Corp.	131,700	346,371
* #	RXi Pharmaceuticals Corp.	4	39
*	Sonic Innovations, Inc.	161,914	647,656
*	Spectrum Pharmaceuticals, Inc.	38,844	69,919
*	SRI/Surgical Express, Inc.	144,592	550,896
*	SunLink Health Systems, Inc.	63,900	309,915
*	Synovis Life Technologies, Inc.	71,063	1,391,414
*	Theragenics Corp.	1,046,300	4,111,959
*	Threshold Pharmaceuticals, Inc.	37,861	11,737
* #	Titan Pharmaceuticals, Inc.	295,998	452,877
* #	United American Healthcare Corp.	15,300	26,010
*	Urologix, Inc.	176,958	224,737
*	Via Pharmaceuticals, Inc.	42	95
*	Vical, Inc.	169,924	542,058
*	ViroPharma, Inc.	65,078	624,098
* #	Vital Images, Inc.	203,304	3,141,047
Total Health Care			385,603,136

Industrials — (14.1%)
*	A. T. Cross Co. Class A	194,681	1,598,331
	A.O. Smith Corp.	697,649	25,220,011
* #	Accuride Corp.	526,239	4,078,352
	Aceto Corp.	688,587	5,419,180

16

*	Active Power, Inc.	916,326	1,282,856
*	AeroCentury Corp.	21,760	238,490
*	AirNet Systems, Inc.	306,200	854,298
	Alamo Group, Inc.	235,076	5,442,009
* #	Alaska Air Group, Inc.	1,487,489	29,050,660
	Alexander & Baldwin, Inc.	205,397	10,571,784
* #	Allied Defense Group, Inc.	167,868	1,191,863
* #	Amerco, Inc.	224,796	13,377,610
	Ameron International Corp.	19,496	2,235,606
	Ampco-Pittsburgh Corp.	24,080	1,123,573
	Angelica Corp.	318,156	6,907,167
	Applied Industrial Technologies, Inc.	1,506,750	41,450,693
	Applied Signal Technologies, Inc.	87,821	1,358,591
*	Argon ST, Inc.	13,223	319,203
#	Arkansas Best Corp.	897,990	33,369,308
* #	Arotech Corp.	243,937	565,934
*	Avalon Holding Corp. Class A	70,783	304,367
*	Avis Budget Group, Inc.	71,338	993,025
*	Axsys Technologies, Inc.	43,790	2,590,616
#	Baldor Electric Co.	14,716	518,003
*	Baldwin Technology Co., Inc. Class A	221,699	698,352
	Barrett Business Services, Inc.	44,740	588,331
* #	Beacon Roofing Supply, Inc.	24,939	304,505
#	BlueLinx Holdings, Inc.	42,271	201,210
	Bowne & Co., Inc.	863,536	13,272,548
*	Breeze-Eastern Corp.	67,371	789,925
#	Briggs & Stratton Corp.	1,942,465	28,651,359
* #	Builders FirstSource, Inc.	140,017	1,024,924
*	Butler International, Inc.	79,500	59,625
#	C&D Technologies, Inc.	773,400	4,779,612
	CDI Corp.	14,347	408,890
	Champion Industries, Inc.	275,886	1,343,565
*	Channell Commercial Corp.	23,536	28,243
	Chicago Rivet & Machine Co.	12,225	275,674
	CIRCOR International, Inc.	401,049	21,420,027
*	Comforce Corp.	41,900	85,895
*	Commercial Vehicle Group, Inc.	499,863	6,968,090
*	Competitive Technologies, Inc.	2,491	7,398
	CompX International, Inc.	44,668	301,062
* #	Continental Airlines, Inc.	654,667	9,433,751
*	Cornell Companies, Inc.	426,348	9,481,980
*	Corrpro Companies, Inc.	85,375	116,537
*	Covenant Transport Group Class A	385,887	1,829,104
*	CPI Aerostructures, Inc.	27,313	215,500
*	Devcon International Corp.	51,420	77,130
* #	Distributed Energy Systems Corp.	548,664	279,928
*	Dollar Thrifty Automotive Group, Inc.	878,400	12,297,600
*	Ducommun, Inc.	280,879	8,895,438
#	Eastern Co.	29,200	480,486
	Ecology & Environment, Inc. Class A	39,786	451,571
	Electro Rent Corp.	596,057	8,416,325
#	Encore Wire Corp.	61,053	1,382,850
*	EnerSys	1,393,240	43,483,020
	Ennis, Inc.	590,028	11,145,629
*	EnPro Industries, Inc.	493,890	19,804,989

17

	Espey Manufacturing & Electronics Corp.	8,341	189,341
*	Esterline Technologies Corp.	1,050,323	65,046,503
* #	ExpressJet Holdings, Inc.	1,756,460	3,565,614
	Federal Signal Corp.	1,107,814	14,933,333
*	First Advantage Corp.	17,718	355,600
*	First Aviation Services, Inc.	8,900	14,285
* #	Flanders Corp.	2,398	17,170
* #	Frontier Airlines Holdings, Inc.	1,128,414	265,177
	Frozen Food Express Industries, Inc.	564,349	4,458,357
*	Furmanite Corp.	88,995	807,185
	G & K Services, Inc. Class A	817,408	28,601,106
	GATX Corp.	352,157	17,364,862
* #	Gehl Co.	422,896	6,766,336
*	GP Strategies Corp.	185,682	1,849,393
#	Greenbrier Companies, Inc.	308,336	8,093,820
* #	Griffon Corp.	612,782	5,539,549
	Hardinge, Inc.	242,954	3,413,504
*	Hawaiian Holdings, Inc.	106,978	783,079
*	Henry Bros. Electronics, Inc.	1,100	7,040
*	Herley Industries, Inc.	476,578	7,658,617
*	Hudson Highland Group, Inc.	23,694	296,886
* #	Hudson Technologies, Inc.	38,600	127,380
*	Huttig Building Products, Inc.	376,121	880,123
*	ICT Group, Inc.	17,053	180,762
	IKON Office Solutions, Inc.	3,449,107	41,699,704
*	Industrial Distribution Group, Inc.	305,175	3,686,514
*	Innotrac Corp.	107,590	440,043
* #	Insituform Technologies, Inc. Class A	250,256	4,614,721
*	International Shipholding Corp.	172,436	4,100,528
*	Intersections, Inc.	181,976	1,706,935
* #	JetBlue Airways Corp.	229,279	910,238
*	JPS Industries, Inc.	42,300	302,445
*	Kadant, Inc.	412,260	11,019,710
	Kaman Corp. Class A	533,223	13,810,476
*	Kansas City Southern	347,415	17,356,853
	Kelly Services, Inc. Class A	1,109,612	23,301,852
*	Key Technology, Inc.	30,303	1,108,181
*	Kforce, Inc.	120,684	1,116,327
	L.S. Starrett Co. Class A	105,709	2,408,051
*	LECG Corp.	85,305	861,581
*	LGL Group, Inc.	11,967	87,359
*	Lydall, Inc.	486,300	7,459,842
* #	M&F Worldwide Corp.	556,176	19,905,539
*	Mac-Gray Corp.	319,000	3,355,880
*	Magnetek, Inc.	831,737	3,742,817
*	MAIR Holdings, Inc.	593,484	2,492,633
*	Marten Transport, Ltd.	656,904	11,771,720
* # ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	14,882
* #	Medialink Worldwide, Inc.	164,396	167,684
*	Merrimac Industries, Inc.	50,726	352,546
* #	Mesa Air Group, Inc.	1,086,146	782,025
* #	Milacron, Inc.	112,476	143,969
*	Miller Industries, Inc.	26,738	299,198
*	Misonix, Inc.	194,882	701,575

18

* #	Mobile Mini, Inc.	410,237	9,915,428
*	Modtech Holdings, Inc.	452,314	99,419
*	Moore Handley, Inc.	2,000	4,600
*	MTC Technologies, Inc.	42,243	1,006,651
#	Mueller Water Products, Inc.	273,938	2,774,992
	Mueller Water Products, Inc. Class B	426,024	4,217,638
	NACCO Industries, Inc. Class A	133,620	11,606,233
*	Nashua Corp.	136,836	1,291,732
*	National Patent Development Corp.	230,265	529,610
*	National Technical Systems, Inc.	169,871	942,784
*	NCI Building Systems, Inc.	273,000	8,528,520
*	P.A.M. Transportation Services, Inc.	132,971	1,949,355
*	Paragon Technologies, Inc.	3,056	19,986
*	Park-Ohio Holdings Corp.	209,345	3,144,362
*	Patrick Industries, Inc.	139,779	1,014,796
*	PGT, Inc.	79,400	243,758
* #	PHH Corp.	1,858,710	34,999,509
* #	Plug Power, Inc.	998,473	3,135,205
	Portec Rail Products, Inc.	1,806	21,943
#	Preformed Line Products Co.	62,400	3,152,448
* #	Protection One, Inc.	43,556	370,662
	Providence & Worcester Railroad Co.	61,097	1,221,940
* #	Quanta Services, Inc.	1,946,548	62,367,398
*	RCM Technologies, Inc.	243,572	1,052,231
#	Regal-Beloit Corp.	992,313	46,142,555
*	Republic Airways Holdings, Inc.	1,429,215	17,407,839
*	Rush Enterprises, Inc. Class A	861,983	13,946,885
*	Rush Enterprises, Inc. Class B	266,810	4,012,822
*	Saia, Inc.	486,632	6,769,051
	Schawk, Inc.	36,300	607,662
* #	School Specialty, Inc.	759,065	23,827,050
	Servidyne, Inc.	20,194	122,981
	Servotronics, Inc.	1,140	18,115
*	SIFCO Industries, Inc.	47,144	605,800
	Skywest, Inc.	1,624,941	25,121,588
*	SPACEHAB, Inc.	8,254	4,870
*	Sparton Corp.	211,914	974,804
* #	Spherion Corp.	2,012,589	10,123,323
	Standex International Corp.	314,340	6,491,121
	Supreme Industries, Inc.	174,451	812,942
	Sypris Solutions, Inc.	544,737	2,445,869
*	SYS Technologies	1,800	4,410
*	TeamStaff, Inc.	19,325	44,448
	Technology Research Corp.	167,069	501,207
	Tecumseh Products Co. Class A	439,770	15,352,371
*	Tecumseh Products Co. Class B	23,161	700,620
	Todd Shipyards Corp.	80,514	1,178,725
*	Trailer Bridge, Inc.	104,164	643,734
* #	TRC Companies, Inc.	681,088	3,528,036
#	Tredegar Industries, Inc.	1,297,386	18,954,809
* #	Trex Co., Inc.	22,891	256,379
#	Trinity Industries, Inc.	1,589,125	64,915,756
	Triumph Group, Inc.	459,880	28,599,937
* #	TRM Corp.	352,024	88,006
*	Tufco Technologies, Inc.	23,654	156,116

19

*	United Rentals, Inc.	1,607,301	33,094,328
#	Universal Forest Products, Inc.	440,446	14,944,333
*	USA Truck, Inc.	223,981	2,862,477
* #	Valence Technology, Inc.	4,800	19,440
*	Valpey Fisher Corp.	10,689	44,359
	Viad Corp.	226,414	7,467,134
*	Volt Information Sciences, Inc.	493,700	7,385,752
#	Wabash National Corp.	862,364	7,399,083
#	Watts Water Technologies, Inc.	895,016	25,382,654
*	WCA Waste Corp.	527,219	2,904,977
#	Werner Enterprises, Inc.	3,053,601	57,835,203
*	Westaff, Inc.	309,665	631,717
*	Willis Lease Finance Corp.	200,479	2,209,279
*	YRC Worldwide, Inc.	3,001	52,397
Total Industrials			1,360,203,617

Information Technology — (13.8%)
*	3Com Corp.	2,915,804	7,347,826
*	Access Integrated Technologies, Inc.	2,633	5,661
*	Acorn Factor, Inc.	89,400	578,418
*	Actel Corp.	841,419	14,430,336
*	ActivIdentity Corp.	1,463,921	4,157,536
*	Adaptec, Inc.	4,004,457	12,934,396
*	Aehr Test Systems	19,132	167,214
*	Aetrium, Inc.	69,448	217,372
	Agilysys, Inc.	898,934	9,384,871
* ,	Allen Organ Co.	4,900	44,529
	Alliance Semiconductor Corp.	574,401	545,681
*	Allied Motion Technologies, Inc.	44,400	241,092
*	Analysts International Corp.	536,181	932,955
*	Anaren, Inc.	519,340	6,756,613
* #	Applied Digital Solutions, Inc.	478,670	406,870
*	Applied Micro Circuits Corp.	2,438,518	23,921,862
*	Aspen Technology, Inc.	326,227	4,697,669
*	Astea International, Inc.	12,900	44,892
	Astro-Med, Inc.	83,389	833,890
* #	Atari, Inc.	856	1,404
*	Authentidate Holding Corp.	52,694	26,874
*	Autobytel, Inc.	1,304,135	2,177,905
* #	Avanex Corp.	340,897	402,258
* #	Avid Technology, Inc.	757,409	16,253,997
*	Aviza Technology, Inc.	108,403	58,538
*	Avocent Corp.	602,971	11,896,618
*	Aware, Inc.	494,232	1,789,120
*	Axcelis Technologies, Inc.	3,309,575	18,897,673
*	AXT, Inc.	632,838	2,923,712
* #	BearingPoint, Inc.	2,499,894	3,399,856
	Bel Fuse, Inc. Class B	34,783	910,967
*	Bell Industries, Inc.	158,363	34,048
*	Bell Microproducts, Inc.	938,970	2,488,271
*	Benchmark Electronics, Inc.	2,360,988	41,954,757
	Black Box Corp.	642,132	18,429,188
*	Blonder Tongue Laboratories, Inc.	22,100	26,741
	Bogen Communications International, Inc.	43,800	206,955
*	Bookham, Inc.	641,838	1,302,931

20

* #	Borland Software Corp.	2,221,652	3,132,529
*	Brooks Automation, Inc.	3,241,568	33,031,578
*	CalAmp Corp.	787,034	1,975,455
*	California Micro Devices Corp.	487,048	1,738,761
*	CallWave, Inc.	384,895	935,295
*	Captaris, Inc.	641,918	2,798,762
*	Cascade Microtech, Inc.	34,416	270,166
*	Catalyst Semiconductor, Inc.	481,025	2,164,613
*	Catapult Communications Corp.	405,206	2,986,368
*	Centillium Communications, Inc.	100,829	80,663
*	CEVA, Inc.	376,839	3,154,142
*	Ciber, Inc.	1,905,000	13,373,100
*	Ciprico, Inc.	113,410	183,724
*	Clarus Corp.	371,800	2,230,800
*	Clearfield, Inc.	154,000	231,000
	CLST Holdings, Inc.	370,669	135,294
*	CMGI, Inc.	768,079	11,505,823
*	Coherent, Inc.	1,114,220	33,727,439
	Cohu, Inc.	592,382	10,135,656
*	Comarco, Inc.	20,234	65,153
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	108,994	1,204,384
*	Computer Task Group, Inc.	215,500	1,079,655
* #	Conexant Systems, Inc.	242,930	111,748
*	Credence Systems Corp.	3,318,558	3,584,043
*	CSP, Inc.	84,133	493,861
	CTS Corp.	1,230,500	13,387,840
*	Cyberoptics Corp.	227,687	2,040,076
*	Data I/O Corp.	84,600	498,294
	Dataram Corp.	121,473	394,787
* #	Delphax Technologies, Inc.	72,125	14,425
*	Digi International, Inc.	718,561	6,481,420
*	Digimarc Corp.	363,068	4,033,685
* #	Ditech Networks, Inc.	853,849	2,032,161
*	Dot Hill Systems Corp.	1,490,910	4,472,730
*	DSP Group, Inc.	355,936	2,968,506
*	Dynamics Research Corp.	151,119	1,619,996
* #	Easylink Services International Corp.	48,700	140,256
*	Edgewater Technology, Inc.	304,823	1,566,790
*	EFJ, Inc.	198,233	293,385
*	Electro Scientific Industries, Inc.	917,461	14,495,884
* #	Electroglas, Inc.	461,533	867,682
*	EMS Technologies, Inc.	320,205	8,767,213
*	En Pointe Technologies, Inc.	38,700	91,332
*	Endwave Corp.	161,141	1,102,204
*	Entegris, Inc.	5,110,889	39,302,736
*	Entertainment Distribution Co., Inc.	1,226,432	551,894
*	Entorian Technologies, Inc.	489,193	513,653
* #	EPIQ Systems, Inc.	239,895	3,955,869
*	ePlus, Inc.	245,232	2,918,261
*	ESS Technology, Inc.	752,909	1,204,654
*	Evans & Sutherland Computer Corp.	180,800	168,144
*	Exar Corp.	1,562,642	12,282,366
*	Forgent Networks, Inc.	354,464	194,955
	Frequency Electronics, Inc.	225,170	1,508,639

21

*	FSI International, Inc.	859,162	1,503,534
*	Gerber Scientific, Inc.	514,730	5,152,447
	Gevity HR, Inc.	15,601	116,539
*	Giga-Tronics, Inc.	28,200	38,775
* #	Glu Mobile, Inc.	2,286	11,270
*	GTSI Corp.	303,830	2,336,453
*	Hackett Group, Inc.	49,213	259,845
*	Halifax Corp.	23,500	9,400
*	Harris Stratex Networks, Inc. Class A	55,636	625,349
*	hi/fn, Inc.	403,097	2,039,671
* #	Hutchinson Technology, Inc.	855,715	12,322,296
*	Hypercom Corp.	1,608,400	7,832,908
*	Ibis Technology Corp.	49,840	12,958
*	iGATE Capital Corp.	80,856	691,319
*	Ikanos Communications	395,934	1,409,525
* #	I-many, Inc.	377,500	381,275
	Imation Corp.	1,429,505	37,395,851
*	InFocus Corp.	1,358,287	2,322,671
	InfoSpace, Inc.	1,175,292	10,730,416
	infoUSA, Inc.	66,940	375,533
*	Innovex, Inc.	405,239	303,929
*	Insight Enterprises, Inc.	1,868,356	25,035,970
* #	InsWeb Corp.	22,666	226,660
*	Integrated Silicon Solution, Inc.	723,217	4,411,624
*	Intelligent Systems Corp.	50,985	168,251
*	Intelligroup, Inc.	70,500	119,850
*	International Rectifier Corp.	289,951	6,721,064
*	Internet Brands, Inc.	98,800	700,492
*	Internet Capital Group, Inc.	1,271,297	12,789,248
*	Interwoven, Inc.	1,158,472	15,535,110
*	Intest Corp.	37,677	67,630
*	IntriCon Corp.	61,988	483,506
*	Iomega Corp.	1,516,331	5,822,711
*	iPass, Inc.	785,660	1,689,169
*	IXYS Corp.	293,974	3,427,737
*	Jaco Electronics, Inc.	120,680	155,677
*	JDA Software Group, Inc.	220,546	4,499,138
*	Jupitermedia Corp.	162,824	302,853
	Keithley Instruments, Inc.	36,046	369,111
* #	Kemet Corp.	2,885,784	11,629,710
*	Key Tronic Corp.	238,325	857,970
* #	Keynote Systems, Inc.	440,972	5,953,122
*	Kopin Corp.	357,306	1,082,637
* #	Kratos Defense & Security Solutions, Inc.	441,809	861,528
* #	L-1 Identity Solutions, Inc.	2,821,869	44,585,530
*	Lantronix, Inc.	135,516	116,706
*	Lattice Semiconductor Corp.	3,542,738	12,612,147
*	Leadis Technolgies, Inc.	23,682	39,549
*	LeCroy Corp.	370,268	3,202,818
* #	LightPath Technologies, Inc.	30,600	51,714
*	Lionbridge Technologies, Inc.	280,348	681,246
*	Logic Devices, Inc.	90,700	96,142
*	LogicVision, Inc.	60,000	90,000
*	LookSmart, Ltd.	234,863	1,016,957
*	Loral Space & Communications, Inc.	255,467	4,953,505

22

*	Management Network Group, Inc.	307,249	510,033
#	Marchex, Inc. Class B	21,698	286,848
#	Maximus, Inc.	114,820	4,221,931
*	MDI, Inc.	133,992	61,663
*	MedQuist, Inc.	119,652	1,085,842
*	Mercury Computer Systems, Inc.	606,184	5,376,852
*	Merix Corp.	657,778	1,644,445
	Methode Electronics, Inc.	965,444	11,044,679
*	MKS Instruments, Inc.	2,122,573	50,007,820
*	Moldflow Corp.	2,992	65,824
*	MPS Group, Inc.	3,687,992	42,338,148
* #	MRV Communications, Inc.	653,500	1,163,230
*	MSC. Software Corp.	201,486	2,492,382
*	MTM Technologies, Inc.	5,800	1,682
*	Nanometrics, Inc.	488,438	3,853,776
*	Napster, Inc.	20,300	31,465
*	NetManage, Inc.	81,916	582,423
*	Network Engines, Inc.	18,100	22,987
*	Newport Corp.	1,352,769	18,100,049
*	NMS Communications Corp.	189,400	219,704
*	Nu Horizons Electronics Corp.	549,917	3,162,023
* #	NYFIX, Inc.	464,427	1,843,775
	O.I. Corp.	57,459	673,419
*	Omtool, Ltd.	52,214	151,421
	Openwave Systems, Inc.	1,190,109	2,356,416
*	Oplink Communications, Inc.	374,804	4,152,828
*	OPTi, Inc.	164,800	458,144
*	Optical Cable Corp.	113,924	718,860
*	OSI Systems, Inc.	266,734	6,724,364
*	Overland Storage, Inc.	364,605	382,835
*	Packeteer, Inc.	22,015	156,307
* #	Palm, Inc.	2,519,704	15,269,406
*	PAR Technology Corp.	106,202	998,299
*	PC Connection, Inc.	696,724	7,587,324
	PC-Tel, Inc.	644,360	6,372,720
	Pegasystems, Inc.	294,550	3,628,856
*	Perceptron, Inc.	90,617	785,649
*	Performance Technologies, Inc.	251,253	1,391,942
*	Pericom Semiconductor Corp.	499,405	9,358,850
* #	Perot Systems Corp.	136,400	2,253,328
*	Pervasive Software, Inc.	525,323	2,453,258
*	Photon Dynamics, Inc.	567,549	7,219,223
*	Photronics, Inc.	1,451,416	13,033,716
* #	Planar Systems, Inc.	514,003	1,706,490
* #	PlanetOut, Inc.	39,420	108,799
*	PLATO Learning, Inc.	548,538	1,442,655
* #	Powerwave Technologies, Inc.	3,343,718	13,475,184
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	50,407	150,717
*	Quantum Corp.	1,258,685	2,152,351
*	QuickLogic Corp.	393,317	806,300
*	Rackable Systems, Inc.	646,126	8,826,081
* #	RadiSys Corp.	448,959	4,503,059
*	RealNetworks, Inc.	2,364,748	17,262,660
	REMEC, Inc.	491,423	589,708

23

*	RF Micro Devices, Inc.	277,601	1,110,404
* #	RF Monolithics, Inc.	42,940	94,468
	Richardson Electronics, Ltd.	462,088	2,610,797
*	Rudolph Technologies, Inc.	995,434	10,014,066
*	S1 Corp.	1,563,819	10,227,376
*	Safeguard Scientifics, Inc.	2,532,791	3,495,252
*	Sanmina-SCI Corp.	594,983	892,475
* #	SatCon Technology Corp.	94,200	271,296
*	SCM Microsystems, Inc.	378,413	1,123,887
*	Seachange International, Inc.	918,972	7,223,120
*	Secure Computing Corp.	2,132,854	11,368,112
*	Selectica, Inc.	884,002	1,246,443
*	SI International, Inc.	276,275	6,768,738
*	Sigmatron International, Inc.	16,500	98,835
*	Silicon Storage Technology, Inc.	3,391,171	11,021,306
*	Skyworks Solutions, Inc.	6,034,870	62,340,207
	Soapstone Networks, Inc.	262,500	1,399,125
* #	Sonic Foundry, Inc.	22,300	15,164
*	SonicWALL, Inc.	1,261,137	10,089,096
*	Spectrum Control, Inc.	232,791	2,120,726
	StarTek, Inc.	204,895	1,772,342
* #	SteelCloud, Inc.	5,800	7,366
*	SumTotal Systems, Inc.	1,297	6,031
*	Sunair Electronics, Inc.	21,572	59,107
*	Sunrise Telecom, Inc.	187,300	243,490
*	SupportSoft, Inc.	610,381	2,276,721
*	Sycamore Networks, Inc.	6,876,235	23,310,437
*	Symmetricom, Inc.	703,014	2,959,689
* #	SYNNEX Corp.	1,057,645	26,282,478
	Taitron Components, Inc.	6,400	9,120
*	Tech Data Corp.	668,192	24,449,145
*	Technical Communications Corp.	6,200	40,610
*	Technology Solutions Co.	69,968	362,434
*	TechTeam Global, Inc.	244,460	2,432,377
*	TeleCommunication Systems, Inc.	98,800	520,676
*	Telular Corp.	62,939	228,469
*	Tessco Technologies, Inc.	31,608	402,054
*	ThinkEngine Networks, Inc.	12,500	1,625
*	Tier Technologies, Inc. Class B	581,598	4,827,263
*	TII Network Technologies, Inc.	96,200	182,780
*	Tollgrade Communications, Inc.	434,190	2,309,891
* #	Track Data Corp.	83,172	212,089
*	Transcat, Inc.	58,700	393,290
*	Trans-Lux Corp.	9,271	36,157
*	Triquint Semiconductor, Inc.	3,859,344	25,703,231
	TSR, Inc.	29,879	106,668
*	TTM Technologies, Inc.	75,708	1,102,308
*	Tumbleweed Communications Corp.	36,400	67,340
*	Ulticom, Inc.	208,419	1,646,510
* #	UTStarcom, Inc.	878,226	4,215,485
*	Vicon Industries, Inc.	100,950	484,560
*	Vignette Corp.	901,990	11,680,771
*	Virage Logic Corp.	59,785	395,777
*	Vishay Intertechnology, Inc.	668,149	6,734,942
* #	Vitesse Semiconductor, Inc.	6,500	4,355

24

* #	Vyyo, Inc.	29,614	5,923
*	Website Pros, Inc.	228,094	1,872,652
*	Westell Technologies, Inc.	297,223	422,057
*	White Electronics Designs Corp.	752,684	3,484,927
*	Winland Electronics, Inc.	37,800	65,772
*	Wireless Telecom Group, Inc.	255,888	337,772
*	WPCS International, Inc.	39,851	282,544
* #	Zhone Technologies, Inc.	619,202	594,434
*	ZILOG, Inc.	7,584	29,881
*	Zones, Inc.	165,866	1,360,101
*	Zoran Corp.	1,358,076	19,868,652
*	Zygo Corp.	377,130	4,514,246
Total Information Technology			1,332,571,222

Materials — (5.5%)
	A. Schulman, Inc.	1,000,791	22,607,869
*	American Pacific Corp.	135,948	2,304,319
* #	Atlantis Plastics, Inc.	46,200	6,006
*	Buckeye Technologies, Inc.	1,259,277	13,398,707
#	Calgon Carbon Corp.	312,588	5,539,059
*	Caraustar Industries, Inc.	903,028	2,076,964
	Chemtura Corp.	1,109,352	9,684,643
	Chesapeake Corp.	659,906	2,276,676
* #	Coeur d’Alene Mines Corp.	569,855	1,783,646
* #	Continental Materials Corp.	9,500	217,075
*	Core Molding Technologies, Inc.	23,893	175,614
*	Detrex Corp.	12,700	99,060
	Ferro Corp.	1,016,618	19,681,724
	Friedman Industries, Inc.	144,027	900,169
#	Georgia Gulf Corp.	394,889	1,674,329
	Gibraltar Industries, Inc.	924,090	14,905,572
	Glatfelter Co.	1,435,000	22,357,300
*	Graphic Packaging Holding Co.	4,578,347	13,597,691
* #	Headwaters, Inc.	1,021,848	11,107,488
*	Impreso, Inc.	6,400	17,280
#	Louisiana-Pacific Corp.	2,094,729	25,430,010
*	Material Sciences Corp.	428,967	3,307,336
*	Maxxam, Inc.	103,300	2,944,050
#	Minerals Technologies, Inc.	696,999	48,518,100
*	Mod-Pac Corp.	46,051	244,991
	Myers Industries, Inc.	309,588	3,761,494
	Neenah Paper, Inc.	162,255	3,447,919
#	NL Industries, Inc.	344,491	3,961,647
	NN, Inc.	577,796	7,517,126
*	Northern Technologies International Corp.	5,316	78,570
* #	Northwest Pipe Co.	262,442	12,332,150
*	OM Group, Inc.	144,051	6,263,337
	Penford Corp.	67,714	1,475,488
* #	Peoplesupport, Inc.	242,801	2,245,909
*	PolyOne Corp.	3,344,238	25,884,402
	Quaker Chemical Corp.	8,673	277,276
*	Ready Mix, Inc.	10,563	61,265
*	Rock of Ages Corp.	112,493	384,726
	Rock-Tenn Co. Class A	1,100,802	39,287,623
*	Rosetta Resources, Inc.	666,620	17,952,077

25

	Schweitzer-Maudoit International, Inc.	502,000	10,240,800
	Sensient Technologies Corp.	1,029,603	32,381,014
#	Sims Group, Ltd. Sponsored ADR	106,796	3,938,636
	Spartech Corp.	1,120,400	12,066,708
	Stepan Co.	77,044	3,150,329
	Terra Industries, Inc.	1,657,842	72,331,646
	Tronox, Inc. Class A	569,400	2,021,370
	Tronox, Inc. Class B	162,699	538,534
*	U.S. Concrete, Inc.	1,201,854	6,309,734
#	U.S. Energy Corp.	25,300	67,804
* #	U.S. Gold Corp.	920,105	1,987,427
	Vulcan International Corp.	11,100	669,330
	Wausau Paper Corp.	1,534,199	14,574,891
*	Webco Industries, Inc.	9,290	1,216,990
	Wellman, Inc.	658,869	7,577
#	Westlake Chemical Corp.	931,076	16,154,169
*	Williams Industries, Inc.	3,400	5,440
#	Worthington Industries, Inc.	89,569	1,786,006
Total Materials			529,235,092

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	9,378
* ●	Noel Group, Inc.	95,400	1,431
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	48
Total Other			17,013

Telecommunication Services — (0.2%)
	Arbinet-thexchange, Inc.	360,026	1,368,099
*	Cincinnati Bell, Inc.	121,200	510,252
	D&E Communications, Inc.	452,877	4,361,206
*	General Communications, Inc. Class A	32,314	237,831
* #	GoAmerica, Inc.	559	3,818
	IDT Corp.	663,448	2,189,378
#	IDT Corp. Class B	2,150,600	7,677,642
*	LCC International, Inc. Class A	583,015	734,599
* #	Level 3 Communications, Inc.	174,501	598,538
*	Metro One Telecommunications, Inc.	88,279	82,982
* #	Nextwave Wireless, Inc.	98,787	530,486
*	Point.360	73,147	113,378
	SureWest Communications	458,335	4,500,850
*	Xeta Corp.	116,279	372,093
Total Telecommunication Services			23,281,152

Utilities — (0.6%)
	Black Hills Corp.	3	106
	Connecticut Water Services, Inc.	231,566	5,617,791
	Delta Natural Gas Co., Inc.	26,700	788,451
#	Empire District Electric Co.	12,300	253,134
	Energy West, Inc.	2,675	29,158
	Florida Public Utilities Co.	3,399	40,788
*	Maine & Maritimes Corp.	17,504	771,051
#	New Jersey Resources Corp.	551,950	18,385,455
	South Jersey Industries, Inc.	805,182	30,798,212

26

	Southwest Gas Corp.	1,700	53,006
	Unitil Corp.	56,920	1,596,606
	Total Utilities		58,333,758

	TOTAL COMMON STOCKS		8,119,929,153

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	9,739	2,522,401

	RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	93,296
	TOTAL RIGHTS/WARRANTS		93,296

		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $105,235,000 FNMA 5.11%(r), 01/01/36 & FNMA 5.15%(r), 09/01/37 valued at $79,454,626) to be repurchased at $78,288,655	$78,276	78,276,000

	SECURITIES LENDING COLLATERAL — (15.2%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,899,048,413 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 05/01/47, valued at $1,345,862,210) to be repurchased at $1,306,918,227	1,306,662	1,306,662,339
@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $251,288,849 FNMA, rates ranging from 4.209%(r) to 7.500%, maturities ranging from 09/01/18 to 03/01/38, valued at $170,489,855) to be repurchased at $165,553,724	165,523	165,522,551

	TOTAL SECURITIES LENDING COLLATERAL		1,472,184,890

	TOTAL INVESTMENTS - (100.0%) (Cost $10,335,302,044)		$9,673,005,740

See accompanying Notes to Financial Statements.

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (79.1%)
Consumer Discretionary — (11.5%)
*	1-800-FLOWERS.COM, Inc.	77,320	$640,210
*	4Kids Entertainment, Inc.	39,000	304,200
* #	99 Cents Only Stores	151,680	1,269,562
*	A.C. Moore Arts & Crafts, Inc.	62,700	438,273
#	Aaron Rents, Inc.	126,600	2,834,574
	Aaron Rents, Inc. Class A	10,050	201,301
* #	AbitibiBowater Canada, Inc.	80,238	953,227
*	Acme Communications, Inc.	49,602	74,403
	Acme United Corp.	10,400	145,496
*	Aeropostale, Inc.	120,475	4,209,396
*	AFC Enterprises, Inc.	54,097	540,970
*	Aftermarket Technology Corp.	62,578	1,401,121
	Ah Belo Corp.	38,160	362,520
	Aldila, Inc.	18,033	137,952
*	Alloy, Inc.	44,605	383,603
	Ambassadors Group, Inc.	28,567	530,204
* #	Ambassadors International, Inc.	29,510	186,798
	AMCON Distributing Co.	400	12,520
* #	AMDL, Inc.	28,339	88,701
	American Axle & Manufacturing Holdings, Inc.	151,477	2,815,957
*	American Biltrite, Inc.	3,955	21,752
	American Greetings Corp. Class A	152,700	2,849,382
*	America’s Car-Mart, Inc.	30,685	505,996
#	Ameristar Casinos, Inc.	152,722	2,721,506
*	AnnTaylor Stores Corp.	121,785	3,334,473
#	Arbitron, Inc.	86,399	4,307,854
#	Arctic Cat, Inc.	34,954	276,486
	Ark Restaurants Corp.	12,435	329,527
#	ArvinMeritor, Inc.	203,700	3,049,389
	Asbury Automotive Group, Inc.	121,200	1,996,164
*	Ashworth, Inc.	39,618	127,966
*	Audiovox Corp. Class A	49,850	531,401
* #	Avatar Holdings, Inc.	24,027	833,016
*	Bakers Footwear Group, Inc.	19,612	39,224
*	Ballantyne of Omaha, Inc.	45,721	192,028
*	Bally Technologies, Inc.	49,876	2,244,919
	Barnes & Noble, Inc.	82,223	2,508,624
*	Barry (R.G.) Corp.	31,470	249,557
	Bassett Furniture Industries, Inc.	24,004	287,808
	Beasley Broadcast Group, Inc.	22,457	105,548
#	Beazer Homes USA, Inc.	6,782	47,135
	Bebe Stores, Inc.	176,735	2,020,081
	Belo Corp. Class A	182,300	1,742,788

1

*	Benihana, Inc.	21,047	189,633
*	Benihana, Inc. Class A	25,973	232,199
#	Big 5 Sporting Goods Corp.	38,600	347,014
*	Big Lots, Inc.	2,774	86,160
*	Birks & Mayors, Inc.	1,765	5,754
* #	BJ’s Restaurants, Inc.	74,592	956,269
#	Blockbuster, Inc. Class A	259,934	844,785
*	Blockbuster, Inc. Class B	217,300	556,288
* #	Blue Nile, Inc.	40,600	2,164,386
*	Bluegreen Corp.	83,365	573,551
	Blyth, Inc.	108,900	2,119,194
	Bob Evans Farms, Inc.	101,538	2,955,771
#	Bon-Ton Stores, Inc.	43,414	289,137
	Books-A-Million, Inc.	49,105	368,779
#	Borders Group, Inc.	31,476	193,263
	Bowl America, Inc. Class A	3,765	52,804
*	Broadview Institute, Inc.	200	449
#	Brookfield Homes Corp.	34,300	517,930
	Brown Shoe Company, Inc.	123,375	2,083,804
#	Brunswick Corp.	128,600	1,761,820
*	Buca, Inc.	67,647	33,823
#	Buckle, Inc.	87,100	3,991,793
* #	Buffalo Wild Wings, Inc.	36,884	1,215,328
*	Build-A-Bear-Workshop, Inc.	35,000	320,250
#	Building Materials Holding Corp.	70,842	189,857
* #	Cabela’s, Inc.	173,500	2,402,975
*	Cache, Inc.	48,855	619,970
*	California Coastal Communities, Inc.	35,562	162,518
*	California Pizza Kitchen, Inc.	83,103	1,155,963
	Callaway Golf Co.	209,000	2,654,300
	Canterbury Park Holding Corp.	13,883	131,888
*	Capella Education Co.	25,773	1,672,925
	Carmike Cinemas, Inc.	38,328	318,122
*	Carriage Services, Inc.	56,700	407,106
*	Carrols Restaurant Group, Inc.	8,102	56,228
*	Carter’s, Inc.	168,780	2,514,822
* #	Casual Male Retail Group, Inc.	114,425	467,998
*	Catalina Lighting, Inc.	1,760	3,520
	Cato Corp. Class A	88,250	1,365,227
*	Cavalier Homes, Inc.	56,249	128,810
*	Cavco Industries, Inc.	19,066	730,800
	CBRL Group, Inc.	86,981	2,561,590
*	CEC Entertainment, Inc.	97,077	3,508,363
*	Champion Enterprises, Inc.	219,000	1,828,650
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	73,671
*	Charlotte Russe Holding, Inc.	76,600	1,437,016
* #	Charming Shoppes, Inc.	293,386	1,704,573
* #	Charter Communications, Inc.	1,293,154	2,056,115
* #	Cheesecake Factory, Inc.	168,233	3,369,707
#	Cherokee, Inc.	31,199	849,549
	Christopher & Banks Corp.	97,513	1,097,021
*	Chromcraft Revington, Inc.	5,600	21,672
	Churchill Downs, Inc.	41,093	1,756,315
#	Cinemark Holdings, Inc.	14,200	205,474

2

#	Citadel Broadcasting Co.	354,690	624,254
* #	Citi Trends, Inc.	41,002	910,244
	CKE Restaurants, Inc.	110,400	1,307,136
	Coachmen Industries, Inc.	39,900	121,695
	Coast Distribution System, Inc.	9,251	44,405
	Cobra Electronics Corp.	7,978	26,008
* #	Coinstar, Inc.	79,516	3,029,560
* #	Coldwater Creek, Inc.	98,014	641,012
	Collectors Universe, Inc.	26,472	252,013
#	Columbia Sportswear Co.	70,231	3,077,522
* #	Comstock Homebuilding Companies, Inc.	9,304	5,862
*	Concord Camera Corp.	19,474	66,797
*	Congoleum Corp. Class A	3,200	19
* #	Conn’s, Inc.	69,984	1,208,624
	Cooper Tire & Rubber Co.	175,300	1,924,794
* #	Corinthian Colleges, Inc.	256,698	3,285,734
* #	Cosi, Inc.	45,008	136,824
* #	Cost Plus, Inc.	48,773	157,537
	Courier Corp.	40,626	954,316
* #	Cox Radio, Inc.	102,100	1,301,775
#	CPI Corp.	19,148	433,702
	Craftmade International, Inc.	15,198	99,091
* #	Crown Media Holdings, Inc.	220,135	1,105,078
*	CSK Auto Corp.	93,480	1,077,824
	CSS Industries, Inc.	29,800	878,504
*	Culp, Inc.	34,401	247,687
* #	Cumulus Media, Inc. Class A	139,080	730,170
*	Cybex International, Inc.	57,125	237,069
*	Cycle Country Accessories Corp.	15,600	24,960
*	Daily Journal Corp.	200	8,200
*	Deckers Outdoor Corp.	37,600	5,140,672
	Decorator Industries, Inc.	2,862	8,472
*	dELiA*s, Inc.	46,257	117,955
	Delta Apparel, Inc.	14,180	42,115
*	Design Within Reach, Inc.	44,748	173,622
* #	DG Fastchannel, Inc.	47,812	939,028
*	Diedrich Coffee, Inc.	5,225	12,540
#	Dillards, Inc. Class A	126,978	2,067,202
* #	Directed Electronics, Inc.	7,999	12,318
*	Dixie Group, Inc.	34,700	253,310
* #	Dominion Homes, Inc.	19,818	12,485
* #	Domino’s Pizza, Inc.	89,700	1,207,362
*	Dorman Products, Inc.	35,700	339,150
#	Dover Downs Gaming & Entertainment, Inc.	46,915	409,099
	Dover Motorsports, Inc.	50,312	312,941
* #	Drew Industries, Inc.	62,196	1,367,068
*	drugstore.com, Inc.	262,879	570,447
	DRYCLEAN USA, Inc.	300	340
*	Duckwall-ALCO Stores, Inc.	4,953	65,330
*	E Com Ventures, Inc.	2,175	48,481
	Educational Development Corp.	6,757	40,812
*	Einstein Noah Restaurant Group, Inc.	18,174	255,163
*	ELXSI Corp.	1,800	4,320
*	EMAK Worldwide, Inc.	10,146	6,493
*	Emerson Radio Corp.	84,322	100,343

3

#	Emmis Communications Corp. Class A	94,399	280,365
* #	Enova Systems, Inc.	5,919	25,807
#	Entercom Communications Corp.	93,000	900,240
*	Entravision Communications Corp.	181,517	969,301
* #	Escala Group, Inc.	80,070	234,605
	Escalade, Inc.	18,296	114,350
#	Ethan Allen Interiors, Inc.	92,600	2,596,504
* #	Famous Dave’s of America, Inc.	30,683	278,908
	Federal Screw Works	1,562	9,294
*	Federal-Mogul Corp.	57,900	26,055
	Finish Line, Inc. Class A	91,327	724,223
*	Finlay Enterprises, Inc.	23,300	16,892
*	Fisher Communications, Inc.	4,866	170,894
*	Flanigan’s Enterprises, Inc.	5,680	44,645
* #	Fleetwood Enterprises, Inc.	198,900	827,424
	Flexsteel Industries, Inc.	12,333	141,829
*	Foamex International, Inc.	8,939	5,632
	Foot Locker, Inc.	126,259	1,844,644
	Footstar, Inc.	22,800	96,900
*	Fountain Powerboat Industries, Inc.	9,475	14,402
*	Franklin Covey Co.	58,896	494,137
*	Franklin Electronic Publishers, Inc.	8,700	18,444
*	Frederick’s of Hollywood Group	26,486	52,442
	Fred’s, Inc.	95,150	1,194,132
	Frisch’s Restaurants, Inc.	7,500	204,300
	FTD Group, Inc.	56,600	834,850
*	Fuel Systems Solutions, Inc.	45,301	1,262,992
*	Full House Resorts, Inc.	24,850	54,173
#	Furniture Brands International, Inc.	131,600	1,850,296
*	Gaiam, Inc.	4,800	74,448
*	GameTech International, Inc.	41,660	217,465
* #	Gaming Partners International Corp.	24,086	142,830
* #	Gander Mountain Co.	56,647	237,917
* #	Gaylord Entertainment Co.	39,189	1,113,359
* #	Genesco, Inc.	71,200	2,042,728
* #	Gentek, Inc.	30,283	887,595
*	G-III Apparel Group, Ltd.	50,439	836,783
*	Gottschalks, Inc.	42,902	91,381
	Gray Television, Inc.	122,460	492,289
	Gray Television, Inc. Class A	6,500	34,775
*	Great Wolf Resorts, Inc.	47,459	329,840
#	Group 1 Automotive, Inc.	64,900	1,689,996
* #	GSI Commerce, Inc.	132,322	1,917,346
* #	Gymboree Corp.	87,800	4,051,092
*	Hampshire Group, Ltd.	8,000	60,000
#	Handleman Co.	56,645	62,309
*	Harris Interactive, Inc.	182,695	347,120
#	Harte-Hanks, Inc.	151,183	2,048,530
*	Hartmarx Corp.	95,200	222,768
*	Hastings Entertainment, Inc.	23,020	192,677
#	Haverty Furniture Co., Inc.	43,700	459,724
	Haverty Furniture Co., Inc. Class A	400	4,220
*	Hawk Corp.	21,800	390,656
*	Hayes Lemmerz International, Inc.	274,901	1,077,612
*	Helen of Troy, Ltd.	46,760	835,601

4

* #	Hibbett Sporting Goods, Inc.	92,555	1,945,506
*	Hollywood Media Corp.	113,045	271,308
* #	Home Solutions of America, Inc.	116,900	81,830
	Hooker Furniture Corp.	24,488	494,168
*	Hot Topic, Inc.	58,645	307,886
* #	Hovnanian Enterprises, Inc. Class A	156,220	1,227,889
* #	Iconix Brand Group, Inc.	186,442	2,703,409
#	IHOP Corp.	54,214	2,542,094
	ILX Resorts, Inc.	7,063	21,542
*	Image Entertainment, Inc.	69,502	78,537
*	Infosonics Corp.	41,850	41,850
*	Insignia Systems, Inc.	16,051	31,460
	Interface, Inc. Class A	155,306	2,199,133
*	Interstate Hotels & Resorts, Inc.	81,340	287,130
*	INVESTools, Inc.	185,100	1,484,502
* #	iRobot Corp.	63,139	885,209
* #	Isle of Capri Casinos, Inc.	102,724	703,659
	J. Alexander’s Corp.	16,782	122,341
*	Jack in the Box, Inc.	119,131	2,927,049
#	Jackson Hewitt Tax Service, Inc.	99,300	1,392,186
*	Jaclyn, Inc.	2,235	10,840
*	Jakks Pacific, Inc.	73,275	1,729,290
* #	Jarden Corp.	105,064	1,969,950
*	Jennifer Convertibles, Inc.	17,391	29,999
*	Jo-Ann Stores, Inc.	69,106	1,555,576
	Johnson Outdoors, Inc.	11,400	177,384
	Jones Apparel Group, Inc.	150,360	2,529,055
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,432,080
	Journal Communications, Inc. Class A	62,900	368,594
#	Journal Register Co.	125,500	20,080
#	KB Home	107,600	2,206,876
	Kenneth Cole Productions, Inc. Class A	41,950	654,420
	Kimball International, Inc. Class B	85,110	897,910
* #	Kirkland’s, Inc.	47,014	126,938
*	Knology, Inc.	89,900	1,333,217
*	Kona Grill, Inc.	12,744	109,598
	Koss Corp.	8,781	141,374
* #	Krispy Kreme Doughnuts, Inc.	120,900	429,195
	KSW, Inc.	19,682	95,458
	K-Swiss, Inc. Class A	71,400	1,143,828
	LaCrosse Footwear, Inc.	11,122	153,150
*	Lakeland Industries, Inc.	13,418	167,591
*	Lakes Entertainment, Inc.	64,706	360,412
#	Landry’s Restaurants, Inc.	60,800	997,728
*	Lazare Kaplan International, Inc.	9,600	87,360
#	La-Z-Boy, Inc.	142,730	906,335
* #	Leapfrog Enterprises, Inc.	68,000	561,680
*	Lear Corp.	19,100	491,825
#	Lee Enterprises, Inc.	114,200	776,560
*	Lenox Group, Inc.	38,403	28,034
	Libbey, Inc.	43,100	496,943
	Liberty Homes, Inc. Class A	200	600
*	Liberty Media Holding Corp. Capital Class A	85,904	1,273,097
*	Liberty Media Holding Corp. Capital Class B	993	14,761
* #	LIFE TIME FITNESS, Inc.	93,900	3,757,878

5

#	Lifetime Brands, Inc.	37,398	262,160
*	Lin TV Corp.	81,500	745,725
*	Lincoln Educational Services	49,165	610,629
#	Lithia Motors, Inc. Class A	41,997	286,840
*	Live Nation, Inc.	187,226	2,836,474
*	LKQ Corp.	153,869	3,409,737
* #	Lodgenet Entertainment Corp.	65,134	424,022
*	Lodgian, Inc.	72,006	648,054
*	LOUD Technologies, Inc.	2,380	11,591
*	Luby’s, Inc.	75,700	535,199
#	M/I Homes, Inc.	31,200	535,704
*	Mace Security International, Inc.	45,800	81,066
*	Magna Entertainment Corp.	17,200	7,396
*	Maidenform Brands, Inc.	67,100	1,009,184
#	Marine Products Corp.	106,073	866,616
* #	MarineMax, Inc.	52,275	511,772
* #	Martha Stewart Living Omnimedia, Inc.	78,000	675,480
	Matthews International Corp. Class A	95,367	4,540,423
*	Max & Erma’s Restaurants, Inc.	6,810	26,559
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,512	23,914
	McRae Industries, Inc. Class A	2,500	42,250
	MDC Holdings, Inc.	67,500	2,742,525
*	Meade Instruments Corp.	49,732	67,138
#	Media General, Inc. Class A	65,700	1,001,268
* #	Mediacom Communications Corp.	234,136	1,453,985
* #	Meritage Homes Corp.	52,600	909,980
*	Midas, Inc.	44,590	714,332
	Modine Manufacturing Co.	91,395	1,438,557
	Monaco Coach Corp.	81,750	374,415
*	Monarch Casino & Resort, Inc.	54,679	757,304
	Monro Muffler Brake, Inc.	61,434	1,138,372
* #	Morgans Hotel Group	66,800	859,716
*	Morgan’s Foods, Inc.	800	4,460
*	Morton’s Restaurant Group, Inc.	17,500	142,625
*	Mothers Work, Inc.	15,354	186,705
*	Motorcar Parts of America, Inc.	2,400	17,016
	Movado Group, Inc.	56,300	1,238,600
* #	MTR Gaming Group, Inc.	82,351	444,695
* #	Multimedia Games, Inc.	82,781	450,329
*	Nathan’s Famous, Inc.	18,305	259,382
	National CineMedia, Inc.	54,712	1,088,769
*	National Lampoon, Inc.	15,000	30,000
	National Presto Industries, Inc.	7,119	474,766
*	Nature Vision, Inc.	500	687
#	Nautilus Group, Inc.	94,300	634,639
*	Navarre Corp.	78,760	139,405
* #	Netflix, Inc.	204,982	6,223,254
*	Nevada Gold & Casinos, Inc.	35,850	41,227
	New Frontier Media, Inc.	72,664	369,860
*	New Motion, Inc.	32,688	143,173
*	New York & Co., Inc.	84,500	706,420
*	Nitches, Inc.	2,592	3,033
*	Nobel Learning Communities, Inc.	15,625	214,062
	Nobility Homes, Inc.	13,693	232,781
	Noble International, Ltd.	49,485	281,570

6

*	NTN Communications, Inc.	127,793	58,785
#	Nutri/System, Inc.	66,674	1,368,150
	OfficeMax, Inc.	39,000	845,520
*	Orange 21, Inc.	1,559	5,612
#	Orleans Homebuilders, Inc.	58,200	274,704
	O’Charleys, Inc.	66,446	737,551
*	Outdoor Channel Holdings, Inc.	72,000	569,520
* #	Overstock.com, Inc.	68,760	1,737,565
	Oxford Industries, Inc.	49,400	1,350,596
*	P & F Industries, Inc. Class A	3,000	13,470
* #	P.F. Chang’s China Bistro, Inc.	69,036	1,834,977
*	Pacific Sunwear of California, Inc.	193,820	1,841,290
* #	Palm Harbor Homes, Inc.	68,721	520,218
* #	Panera Bread Co.	59,025	3,065,758
*	Papa John’s International, Inc.	90,962	2,677,012
*	PC Mall, Inc.	35,617	460,884
	Penske Automotive Group, Inc.	105,531	2,204,543
*	Perry Ellis International, Inc.	38,400	1,046,784
* #	PetMed Express, Inc.	68,565	956,482
*	Phoenix Footwear Group, Inc.	18,100	29,865
	Pier 1 Imports, Inc.	254,958	1,838,247
*	Pinnacle Entertainment, Inc.	126,300	1,751,781
*	Playboy Enterprises, Inc. Class A	5,400	32,292
*	Playboy Enterprises, Inc. Class B	82,400	493,576
* #	PokerTek, Inc.	11,600	30,160
#	Polaris Industries, Inc.	79,500	3,793,740
*	Pomeroy IT Solutions, Inc.	37,837	226,644
* #	Premier Exhibitions, Inc.	74,041	365,763
#	Pre-Paid Legal Services, Inc.	41,550	1,744,684
#	PRIMEDIA, Inc.	132,856	755,951
* #	Princeton Review, Inc.	85,556	657,070
* #	Progressive Gaming International Corp.	109,830	159,253
*	Proliance International, Inc.	46,849	49,191
*	QEP Co., Inc.	10,314	72,095
*	Quaker Fabric Corp.	41,650	416
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	346,508
*	Quiksilver, Inc.	333,600	2,848,944
*	Radio One, Inc. Class D	259,749	303,906
	RadioShack Corp.	153,194	2,244,292
*	Rainmaker Systems, Inc.	51,489	203,382
*	RC2 Corp.	62,591	1,208,632
	RCN Corp.	114,504	1,386,643
*	Reading International, Inc. Class A	21,949	205,004
*	Reading International, Inc. Class B	1,060	10,944
*	Red Lion Hotels Corp.	58,900	511,252
* #	Red Robin Gourmet Burgers, Inc.	45,949	1,544,346
* #	RedEnvelope, Inc.	27,448	220
*	Regent Communications, Inc.	107,377	105,229
	Regis Corp.	139,100	4,220,294
*	Rent-A-Center, Inc.	95,445	2,002,436
*	Rentrak Corp.	31,013	432,631
*	Restoration Hardware, Inc.	116,431	461,067
*	Retail Ventures, Inc.	133,489	744,869
*	Rex Stores Corp.	22,800	383,040
*	Rick’s Cabaret International, Inc.	10,600	228,324

7

* #	Riviera Holdings Corp.	10,000	162,000
*	Rockford Corp.	25,270	30,324
*	Rocky Brands, Inc.	16,191	94,879
*	Rubio’s Restaurants, Inc.	31,595	161,766
	Ruby Tuesday, Inc.	105,400	788,392
	Russ Berrie & Co., Inc.	52,904	639,609
* #	Ruth’s Chris Steak House, Inc.	43,700	308,522
	Ryland Group, Inc.	59,169	1,644,898
*	S&K Famous Brands, Inc.	2,100	8,610
*	Saga Communications, Inc. Class A	53,625	252,037
	Salem Communications Corp.	57,369	141,701
* #	Sally Beauty Holdings, Inc.	125,528	946,481
	Sauer-Danfoss, Inc.	133,499	4,163,834
*	Schieb (Earl), Inc.	2,200	5,511
*	Scholastic Corp.	119,733	3,723,696
#	Sealy Corp.	82,205	511,315
	Shiloh Industries, Inc.	51,278	508,678
*	Shoe Carnival, Inc.	31,379	458,133
* #	Shuffle Master, Inc.	92,674	578,286
*	Silverleaf Resorts, Inc.	16,000	34,560
	Sinclair Broadcast Group, Inc. Class A	144,300	1,294,371
* #	Six Flags, Inc.	190,705	390,945
*	Skechers U.S.A., Inc. Class A	87,900	2,113,995
	Skyline Corp.	25,300	676,016
* #	Smith & Wesson Holding Corp.	115,471	666,268
	Sonesta International Hotels Corp. Class A	1,100	29,975
	Sonic Automotive, Inc.	87,400	1,630,010
* #	Sonic Corp.	249,402	4,783,530
#	Sotheby’s Class A	101,900	2,732,958
* #	Source Interlink Companies, Inc.	137,152	163,211
* #	Spanish Broadcasting System, Inc.	109,363	154,202
*	SPAR Group, Inc.	2,083	2,104
#	Spartan Motors, Inc.	90,525	817,441
	Speedway Motorsports, Inc.	86,930	2,215,846
*	Sport Chalet, Inc. Class A	4,625	19,656
*	Sport Chalet, Inc. Class B	3,666	14,884
	Sport Supply Group, Inc.	29,400	306,054
*	Sport-Haley, Inc.	2,900	6,220
	Stage Stores, Inc.	121,280	1,638,493
*	Stamps.com, Inc.	60,523	883,636
	Standard Motor Products, Inc.	52,400	445,400
#	Standard Pacific Corp.	137,000	430,180
	Stanley Furniture, Inc.	8,638	102,447
	Star Buffet, Inc.	2,700	13,905
	Stein Mart, Inc.	104,907	605,313
*	Steinway Musical Instruments, Inc.	19,700	540,765
*	Steven Madden, Ltd.	55,999	1,147,420
#	Stewart Enterprises, Inc.	259,599	1,791,233
*	Stoneridge, Inc.	55,359	926,156
	Strattec Security Corp.	10,672	402,334
	Sturm Ruger & Co., Inc.	73,500	561,540
*	Sun-Times Media Group, Inc. Class A	208,500	93,825
#	Superior Industries International, Inc.	74,500	1,531,720
	Superior Uniform Group, Inc.	7,900	71,021
	Syms Corp.	25,400	408,178

8

* #	Syntax-Brillian Corp.	202,787	162,189
#	Systemax, Inc.	110,668	2,144,746
*	Talon International, Inc.	13,500	2,835
	Tandy Brand Accessories, Inc.	14,300	65,637
*	Tandy Leather Factory, Inc.	34,562	110,771
* #	Tarragon Corp.	19,154	39,266
*	Tarrant Apparel Group	77,437	50,334
#	Tempur-Pedic International, Inc.	80,300	862,422
*	Tenneco Automotive, Inc.	126,800	3,040,664
* #	Texas Roadhouse, Inc.	132,348	1,459,798
* #	The Children’s Place Retail Stores, Inc.	78,883	2,715,153
*	The Dress Barn, Inc.	177,904	2,752,175
*	The Hallwood Group, Inc.	456	29,923
	The Marcus Corp.	61,100	1,052,753
	The Pep Boys - Manny, Moe & Jack	151,100	1,356,878
*	The Sports Club Co., Inc.	19,000	21,850
* #	The Steak n Shake Co.	79,818	540,368
* #	The Walking Co. Holdings, Inc.	7,926	43,395
#	Thor Industries, Inc.	80,578	2,172,383
*	Timberland Co. Class A	172,100	3,168,361
* #	TiVo, Inc.	276,926	2,328,948
*	Tractor Supply Co.	72,756	2,486,073
*	Trans World Entertainment Corp.	72,646	195,418
	Triarc Companies, Inc. Class A	58,090	426,961
	Triarc Companies, Inc. Class B	86,263	606,429
*	Triple Crown Media, Inc.	16,355	12,103
* #	True Religion Apparel, Inc.	66,407	1,678,769
* #	Trump Entertainment Resorts, Inc.	76,349	267,221
* #	Tuesday Morning Corp.	65,248	337,985
	Tupperware Corp.	138,600	5,308,380
*	Tween Brands, Inc.	90,400	1,795,344
*	Under Armour, Inc. Class A	43,700	1,564,460
*	Unifi, Inc.	165,634	495,246
	Unifirst Corp.	39,726	1,906,848
*	Universal Electronics, Inc.	42,153	1,071,529
* #	Universal Technical Institute, Inc.	79,520	1,027,398
* #	Vail Resorts, Inc.	52,482	2,613,079
* #	Valassis Communications, Inc.	135,500	2,153,095
	Value Line, Inc.	19,795	782,892
*	ValueVision Media, Inc. Class A	108,145	476,919
* #	VCG Holding Corp.	53,110	241,119
	Virco Manufacturing Corp.	31,531	157,655
	Visteon Corp.	357,700	1,445,108
*	Volcom, Inc.	47,921	1,213,839
*	Voyager Learning Co.	72,800	425,880
*	Warnaco Group, Inc.	140,517	6,771,514
#	Warner Music Group Corp.	203,903	1,833,088
*	Waxman Industries, Inc.	600	3,960
* #	WCI Communities, Inc.	105,700	200,830
*	Wells-Gardner Electronics Corp.	31,749	53,338
*	West Marine, Inc.	53,968	242,856
*	Westwood One, Inc.	235,700	403,047
*	Wet Seal, Inc. Class A	214,194	959,589
	Weyco Group, Inc.	5,955	171,325
*	Williams Controls, Inc.	10,571	146,831

9

*	Wilsons The Leather Experts, Inc.	111,210	15,569
*	Winmark Corp.	14,552	251,022
#	Winnebago Industries, Inc.	89,434	1,334,355
* #	WisdomTree Investments, Inc.	4,500	11,925
*	WMS Industries, Inc.	150,494	5,574,298
#	Wolverine World Wide, Inc.	154,100	4,424,211
*	Woodbridge Holdings Corp.	21,021	35,946
#	World Wrestling Entertainment, Inc.	66,600	1,108,890
* #	WorldSpace, Inc. Class A	17,300	27,853
* #	Xanadoo Co.	170	59,500
#	Xerium Technologies, Inc.	57,595	268,969
*	Young Broadcasting, Inc. Class A	64,811	11,666
* #	Zale Corp.	138,600	3,018,708
* #	Zumiez, Inc.	57,177	1,198,430
Total Consumer Discretionary			446,076,830

Consumer Staples — (3.4%)
#	Alico, Inc.	21,230	847,714
*	Alliance One International, Inc.	281,116	1,689,507
#	American Italian Pasta Co.	51,300	466,830
#	Andersons, Inc.	52,910	2,241,268
	Arden Group, Inc. Class A	100	11,730
*	Atlantic Premium Brands, Ltd.	1,900	1,719
*	B&G Foods, Inc.	7,500	72,900
* #	Bare Escentuals, Inc.	138,753	2,783,385
* #	BJ’s Wholesale Club, Inc.	61,600	2,432,584
*	Boston Beer Co., Inc. Class A	28,200	1,121,796
*	Bridgford Foods Corp.	11,450	76,371
*	Cagle’s, Inc. Class A	4,012	23,671
	Calavo Growers, Inc.	40,081	587,587
#	Cal-Maine Foods, Inc.	62,165	1,939,548
* #	Caribou Coffee Co.	7,923	16,955
	Casey’s General Stores, Inc.	144,377	3,160,413
	CCA Industries, Inc.	19,366	170,033
* #	Central European Distribution Corp.	99,339	7,088,831
*	Central Garden & Pet Co.	62,500	500,000
*	Central Garden & Pet Co. Class A	125,043	932,821
* #	Chattem, Inc.	57,484	3,576,080
#	Chiquita Brands International, Inc.	136,796	3,329,615
	Coca-Cola Bottling Co. Consolidated	19,497	1,008,385
	Coffee Holding Co, Inc.	800	1,788
*	Collective Brands, Inc.	6,300	71,379
*	Cuisine Solutions, Inc.	53,122	114,744
*	Darling International, Inc.	232,000	3,737,520
	Del Monte Foods Co.	80,270	699,152
	Diamond Foods, Inc.	39,286	805,363
*	Elizabeth Arden, Inc.	79,400	1,191,794
	Farmer Brothers Co.	31,056	740,686
	Flowers Foods, Inc.	249,505	7,018,576
#	Gatehouse Media, Inc.	39,600	165,924
*	Glacier Water Services, Inc.	3,500	171,500
	Golden Enterprises, Inc.	15,400	36,190
#	Great Atlantic & Pacific Tea, Inc.	144,217	3,595,330
* #	Green Mountain Coffee, Inc.	65,866	2,842,777
	Griffin Land & Nurseries, Inc. Class A	2,471	85,941

10

*	Hain Celestial Group, Inc.	112,695	3,242,235
*	IGI Labratories, Inc.	934	2,326
#	Imperial Sugar Co.	24,520	355,540
	Ingles Market, Inc. Class A	35,759	871,089
*	Integrated Biopharma, Inc.	40,600	107,184
	Inter Parfums, Inc.	57,748	1,453,517
	J & J Snack Foods Corp.	53,017	1,540,144
*	Katy Industries, Inc.	11,399	14,249
	Lancaster Colony Corp.	90,332	2,960,180
	Lance, Inc.	88,574	1,852,082
* #	Lifeway Foods, Inc.	50,214	649,267
#	Longs Drug Stores Corp.	97,300	4,613,966
#	Mannatech, Inc.	76,900	486,008
*	Maui Land & Pineapple Co., Inc.	22,028	636,169
* #	Medifast, Inc.	37,600	219,960
#	MGP Ingredients, Inc.	49,422	365,723
*	Monterey Pasta Co.	54,187	133,842
#	Nash Finch Co.	36,740	1,404,938
	National Beverage Corp.	132,479	994,917
*	Natural Alternatives International, Inc.	20,009	157,071
* #	Natural Health Trends Corp.	18,077	26,573
	Nature’s Sunshine Products, Inc.	35,884	287,072
*	NBTY, Inc.	45,800	1,495,828
	Nu Skin Enterprises, Inc. Class A	189,300	3,244,602
	Oil-Dri Corp. of America	11,323	194,189
*	Omega Protein Corp.	39,323	547,769
*	Orchids Paper Products Co.	1,000	7,650
*	Overhill Farms, Inc.	3,200	25,312
*	Pantry, Inc.	61,200	746,640
*	Parlux Fragrances, Inc.	60,346	203,366
* #	Peet’s Coffee & Tea, Inc.	39,457	921,716
	Pilgrim’s Pride Corp.	24,600	639,600
*	Pizza Inn, Inc.	8,932	20,097
*	Prestige Brands Holdings, Inc.	94,600	1,032,086
	PriceSmart, Inc.	83,368	1,962,483
*	Pyramid Breweries, Inc.	28,463	72,581
	Ralcorp Holdings, Inc.	72,200	4,332,000
	Reddy Ice Holdings, Inc.	39,400	490,530
*	Redhook Ale Brewery, Inc.	24,893	112,018
#	Reliv International, Inc.	48,147	280,216
* #	Revlon, Inc.	1,265,843	1,063,308
	Rocky Mountain Chocolate Factory, Inc.	19,671	230,151
#	Ruddick Corp.	133,292	4,735,865
#	Sanderson Farms, Inc.	57,100	2,851,003
*	Sanfilippo (John B.) & Son, Inc.	23,090	214,275
*	Scheid Vineyards, Inc.	440	15,180
	Schiff Nutrition International, Inc.	26,175	164,117
	Seaboard Corp.	1,190	2,136,050
*	Seneca Foods Corp. Class A	700	14,630
*	Seneca Foods Corp. Class B	1,300	27,937
	Spartan Stores, Inc.	60,076	1,440,622
* #	Spectrum Brands, Inc.	145,000	603,200
* #	Star Scientific, Inc.	228,795	443,862
	Stephan Co.	3,400	11,526
	Tasty Baking Co.	22,300	130,455

11

*	Tofutti Brands, Inc.	17,630	52,097
#	Tootsie Roll Industries, Inc.	106,198	2,721,855
*	TreeHouse Foods, Inc.	60,052	1,569,159
* #	United Natural Foods, Inc.	114,513	2,435,692
	United-Guardian, Inc.	7,500	84,750
#	Universal Corp.	72,700	3,606,647
* #	USANA Health Services, Inc.	54,160	1,378,372
#	Vector Group, Ltd.	166,174	2,903,060
*	Vermont Pure Holdings, Ltd.	15,800	21,330
	Village Super Market, Inc.	5,362	251,210
#	WD-40 Co.	49,089	1,700,443
	Weis Markets, Inc.	75,003	2,588,354
*	Winn-Dixie Stores, Inc.	90,852	1,639,879
*	Zapata Corp.	26,092	180,818
Total Consumer Staples			129,276,989

Energy — (6.1%)
* #	Abraxas Petroleum Corp.	118,900	529,105
	Adams Resources & Energy, Inc.	13,700	457,169
* #	Allis-Chalmers Energy, Inc.	97,900	1,680,943
#	Alon USA Energy, Inc.	81,100	1,241,641
*	American Oil & Gas, Inc.	114,671	427,723
*	Arena Resources, Inc.	87,200	4,366,104
	Atlas America, Inc.	92,529	6,350,265
*	ATP Oil & Gas Corp.	83,703	3,569,933
	Barnwell Industries, Inc.	21,190	295,600
*	Basic Energy Services, Inc.	85,800	2,468,466
	Berry Petroleum Corp. Class A	124,200	6,706,800
*	Bill Barret Corp.	78,400	4,220,272
*	Bois d’Arc Energy, Inc.	143,275	3,507,372
* #	Bolt Technology Corp.	25,100	507,271
*	Boots & Coots International Well Control, Inc.	191,600	411,940
* #	BPZ Resources, Inc.	148,544	3,377,891
*	Brigham Exploration Co.	135,913	1,980,252
* #	Bristow Group, Inc.	68,300	3,570,041
*	Bronco Drilling Co., Inc.	57,500	1,045,350
*	Cal Dive International, Inc.	164,824	2,304,240
*	Callon Petroleum Co.	62,462	1,619,015
#	CARBO Ceramics, Inc.	69,855	3,331,385
* #	Carrizo Oil & Gas, Inc.	90,096	6,032,828
*	Catalytica Energy Systems, Inc.	2,699	10,040
* #	Cheniere Energy, Inc.	92,800	454,720
	CKX Lands, Inc.	2,000	28,320
*	Clayton Williams Energy, Inc.	33,476	3,155,783
*	Complete Production Services, Inc.	165,660	4,747,816
*	Comstock Resources, Inc.	118,200	6,778,770
*	Contango Oil & Gas Co.	45,650	3,814,057
*	Credo Petroleum Corp.	2,575	41,663
#	Crosstex Energy, Inc.	65,675	2,241,488
*	Dawson Geophysical Co.	21,700	1,481,893
	Delek US Holdings, Inc.	107,900	1,405,937
* #	Delta Petroleum Corp.	85,115	1,881,041
*	Dril-Quip, Inc.	122,100	7,123,314
* #	Dune Energy, Inc.	123,800	132,466
* #	Edge Petroleum Corp.	58,793	309,251

12

*	Encore Acquisition Co.	111,540	7,449,757
*	Endeavour International Corp.	282,600	511,506
*	Energy Partners, Ltd.	89,400	1,342,788
* #	Evergreen Energy, Inc.	205,900	452,980
*	Evolution Petroleum Corp.	39,823	242,920
*	EXCO Resources, Inc.	165,800	4,135,052
*	Exterran Holdings, Inc.	63,682	4,681,901
*	FX Energy, Inc.	106,654	557,800
* #	Gasco Energy, Inc.	222,795	846,621
*	Geokinetics, Inc.	5,851	112,164
*	Geomet, Inc.	17,224	141,926
* #	GeoResources, Inc.	2,785	70,711
* #	GMX Resources, Inc.	24,000	1,158,480
* #	Goodrich Petroleum Corp.	82,700	3,523,020
*	Grey Wolf, Inc.	542,900	4,250,907
	Gulf Island Fabrication, Inc.	38,951	1,611,792
*	Gulfmark Offshore, Inc.	65,114	4,371,103
*	Gulfport Energy Corp.	100,118	1,522,795
*	Harvest Natural Resources, Inc.	112,500	1,253,250
*	HKN, Inc.	9,322	98,254
*	Hornbeck Offshore Services, Inc.	73,100	3,852,370
*	Houston American Energy Corp.	92,016	656,994
* #	Hyperdynamics Corp.	49,600	85,312
*	Infinity, Inc.	50,811	18,800
* #	International Coal Group, Inc.	220,600	2,221,442
* #	James River Coal Co.	44,797	1,706,318
*	Key Energy Group, Inc.	113,700	1,962,462
*	Kodiak Oil & Gas Corp.	132,000	481,800
	Lufkin Industries, Inc.	41,912	3,343,739
*	Mariner Energy, Inc.	199,000	6,507,300
*	Matrix Service Co.	91,194	2,198,687
* #	McMoran Exploration Co.	94,564	3,018,483
*	Meridian Resource Corp.	256,200	568,764
* #	Mexco Energy Corp.	300	9,543
*	Mitcham Industries, Inc.	29,100	619,248
*	NATCO Group, Inc. Class A	48,600	2,297,322
*	National Coal Corp.	61,920	456,350
*	Natural Gas Services Group	33,589	920,674
*	Newpark Resources, Inc.	249,300	1,757,565
* #	Ngas Resources, Inc.	37,118	338,145
*	Oil States International, Inc.	48,353	2,824,782
*	OMNI Energy Services Corp.	56,500	319,790
* #	Pacific Ethanol, Inc.	121,672	430,719
	Panhandle Royalty Co.	16,521	549,323
*	Parallel Petroleum Corp.	114,500	2,405,645
* #	Parker Drilling Co.	318,500	2,847,390
	Penn Virginia Corp.	114,100	7,190,582
*	Petroleum Development Corp.	42,733	2,952,850
*	PetroQuest Energy, Inc.	132,900	2,943,735
*	PHI, Inc. (69336T106)	200	7,118
*	PHI, Inc. (69336T205)	34,100	1,337,402
*	Pioneer Drilling Co.	134,600	2,397,226
* #	PowerSecure International, Inc.	46,086	464,547
* #	Quest Resource Corp.	47,691	529,847
* #	Rentech, Inc.	411,800	959,494

13

* #	Royale Energy, Inc.	13,601	78,750
	RPC, Inc.	291,100	4,357,767
*	Stone Energy Corp.	61,263	4,140,154
* #	SulphCo, Inc.	175,500	645,840
* #	Superior Well Services, Inc.	47,063	1,164,339
*	Swift Energy Corp.	83,700	4,824,468
* #	Syntroleum Corp.	158,626	361,667
*	T-3 Energy Services, Inc.	24,712	1,599,361
* #	Teton Energy Corp.	47,886	264,810
*	TETRA Technologies, Inc.	149,100	3,208,632
*	TGC Industries, Inc.	60,758	421,053
* #	Toreador Resources Corp.	48,118	443,648
* #	Transmeridian Exploration, Inc.	288,400	129,780
*	Trico Marine Services, Inc.	42,319	1,624,626
* #	Tri-Valley Corp.	68,171	443,111
* #	TXCO Resources, Inc.	113,634	1,257,928
*	Union Drilling, Inc.	41,746	783,990
* #	Uranium Resources, Inc.	99,428	442,455
#	USEC, Inc.	246,431	1,717,624
*	VAALCO Energy, Inc.	165,700	1,219,552
*	Venoco, Inc.	16,475	329,170
* #	VeraSun Energy Corp.	119,303	811,260
* #	Verenium Corp.	140,802	337,925
* #	Warren Resources, Inc.	119,700	1,618,344
*	Westmoreland Coal Co.	25,400	469,138
*	Westside Energy Corp.	53,300	257,439
*	W-H Energy Services, Inc.	59,000	5,046,270
*	Whiting Petroleum Corp.	41,391	3,871,300
	World Fuel Services Corp.	81,500	1,963,335
Total Energy			236,959,396

Financials — (10.1%)
*	1st Constitution Bancorp	1,461	18,511
	1st Independence Financial Group, Inc.	3,373	57,375
	1st Source Corp.	59,324	1,295,636
	21st Century Holding Co.	22,610	232,205
	Abigail Adams National Bancorp, Inc.	1,963	20,729
	Abington Bancorp, Inc.	29,674	297,630
	Access National Corp.	10,571	79,705
	Advance America Cash Advance Centers, Inc.	157,300	1,091,662
	Advanta Corp. Class A	42,500	335,750
	Advanta Corp. Class B	87,212	758,744
	Affirmative Insurance Holdings, Inc.	13,342	103,534
	Alliance Bancorp, Inc. of Pennsylvania	600	5,700
	Alliance Financial Corp.	1,855	43,852
*	Alphatec Holdings, Inc.	59,803	296,623
*	AmComp, Inc.	29,400	326,046
	Amcore Financial, Inc.	67,945	665,861
	Ameriana Bancorp	2,912	25,276
	American Bancorp of New Jersey, Inc.	26,364	298,440
	American Equity Investment Life Holding Co.	150,600	1,591,842
*	American Independence Corp.	8,100	53,946
	American National Bankshares, Inc.	2,255	40,049
	American Physicians Capital, Inc.	32,060	1,459,371
*	American Physicians Services Group, Inc.	100	2,185

14

	American River Bankshares	19,841	274,203
*	American Spectrum Realty, Inc.	100	3,275
	American West Bancorporation	50,006	167,520
*	AmeriCredit Corp.	148,900	2,023,551
	Ameris Bancorp	36,750	510,090
*	Amerisafe, Inc.	45,529	723,456
*	AmeriServe Financial, Inc.	59,570	178,114
*	AmTrust Financial Services, Inc.	95,254	1,425,000
	Anchor Bancorp Wisconsin, Inc.	64,417	903,771
*	Argo Group International Holdings, Ltd.	57,316	2,211,824
	Arrow Financial Corp.	33,799	760,477
	ASB Financial Corp.	900	13,950
#	Asset Acceptance Capital Corp.	109,827	1,547,462
#	ASTA Funding, Inc.	46,100	376,637
*	Atlantic American Corp.	21,640	30,945
	Atlantic Coast Federal Corp.	14,375	125,206
	Baldwin & Lyons, Inc. Class B	29,441	639,164
	BancFirst Corp.	44,744	1,943,232
*	Bancinsurance Corp.	5,600	28,140
	Bancorp Rhode Island, Inc.	8,178	271,837
	BancorpSouth, Inc.	56,200	1,330,254
#	BancTrust Financial Group, Inc.	8,533	85,842
	Bank Mutual Corp.	50,004	554,544
	Bank of Commerce Holdings	4,954	37,403
*	Bank of Florida Corp.	27,028	270,280
	Bank of Granite Corp.	49,278	501,157
#	Bank of the Ozarks, Inc.	47,910	1,167,567
	BankAtlantic Bancorp, Inc. Class A	120,395	211,895
	BankFinancial Corp.	70,154	1,044,593
#	BankUnited Financial Corp. Class A	98,675	310,826
#	Banner Corp.	37,343	679,269
	Bar Harbor Bankshares	5,098	157,911
	BCB Bancorp, Inc.	600	8,664
*	Beach First National Bancshares, Inc.	12,342	128,850
	Benjamin Franklin Bancorp, Inc.	988	13,338
	Berkshire Bancorp, Inc.	400	6,120
	Berkshire Hills Bancorp, Inc.	25,769	652,213
	Beverly Hills Bancorp, Inc.	64,798	161,995
*	BFC Financial Corp.	57,988	48,130
*	BGC Partners, Inc. Class A	87,880	783,890
*	BNCCORP., Inc.	3,900	42,705
*	BNS Holding, Inc.	4,020	60,300
	Boston Private Financial Holdings, Inc.	110,200	928,986
* #	Bridge Capital Holdings	2,333	34,528
*	Broadopoint Securities Group, Inc.	54,295	143,882
#	Brooke Corp.	27,981	31,619
	Brookline Bancorp, Inc.	173,393	1,742,600
	Brooklyn Federal Bancorp, Inc.	1,600	21,520
	Bryn Mawr Bank Corp.	6,657	140,130
#	C&F Financial Corp.	1,115	32,324
	Cadence Financial Corp.	13,744	191,179
	California First National Bancorp	11,500	112,987
	Camco Financial Corp.	9,661	116,898
	Camden National Corp.	24,334	743,647
	Capital Bank Corp.	1,960	20,404

15

#	Capital City Bank Group, Inc.	45,990	1,230,692
#	Capital Corp. of the West	33,319	194,250
	Capital Properties, Inc.	300	6,195
	Capital Southwest Corp.	1,200	144,588
#	Capitol Bancorp, Ltd.	52,374	810,750
	Cardinal Financial Corp.	76,986	661,310
	Carver Bancorp, Inc.	1,400	12,726
	Cascade Financial Corp.	9,511	85,599
	Cash America International, Inc.	84,990	3,039,242
* #	Cash Systems, Inc.	57,852	21,984
#	Cathay General Bancorp	105,136	1,616,992
	Center Bancorp, Inc.	43,064	416,429
	Center Financial Corp.	52,238	488,948
	Centerstate Banks of Florida, Inc.	7,148	100,143
	Central Bancorp, Inc.	1,600	25,600
	Central Pacific Financial Corp.	87,300	1,302,516
	Central Virginia Bankshares, Inc.	3,498	58,077
	Centrue Financial Corp.	2,305	41,444
	Century Bancorp, Inc. Class A	2,585	47,435
	CFS Bancorp, Inc.	26,520	378,706
	Charter Financial Corp.	23,869	761,182
#	Chemical Financial Corp.	70,363	1,716,857
	Citizens Community Bancorp, Inc.	100	856
	Citizens First Bancorp, Inc.	24,212	179,411
	Citizens First Corp.	400	3,780
	Citizens Holding Co.	300	6,075
	Citizens Republic Bancorp, Inc.	205,849	1,140,403
	Citizens South Banking Corp.	16,429	150,654
* #	Citizens, Inc.	119,860	793,473
	City Holding Co.	49,930	2,147,989
*	Clayton Holdings, Inc.	11,700	68,913
#	Clifton Savings Bancorp, Inc.	10,823	110,286
*	CNA Surety Corp.	122,331	1,789,703
	CNB Financial Corp.	3,800	54,112
	CoBiz Financial, Inc.	55,675	589,041
	Codorus Valley Bancorp, Inc.	767	12,104
#	Cohen & Steers, Inc.	108,900	3,286,602
	Colony Bankcorp, Inc.	9,572	108,164
	Columbia Banking System, Inc.	46,187	1,234,579
	Comm Bancorp, Inc.	532	22,344
*	Command Security Corp.	1,500	4,575
	Commerce Group, Inc.	15,200	558,904
	Commercial National Financial Corp.	3,500	52,500
	Commonwealth Bankshares, Inc.	2,698	39,795
* #	Community Bancorp	8,448	67,500
	Community Bank System, Inc.	83,994	2,026,775
	Community Bankshares, Inc.	610	6,908
	Community Central Bank Corp.	1,764	8,114
	Community Trust Bancorp, Inc.	43,448	1,331,247
	Community West Bancshares	6,650	58,121
	Compass Diversified Holdings	63,008	863,210
* #	CompuCredit Corp.	156,660	1,438,139
	Consolidated-Tokoma Land Co.	15,621	836,192
*	Consumer Portfolio Services, Inc.	67,396	192,079
	Cooperative Bankshares, Inc.	5,911	50,243

16

*	Core-Mark Holding Co., Inc.	16,557	480,815
#	Corus Bankshares, Inc.	99,310	571,032
*	Cowen Group, Inc.	48,399	384,288
*	Cowlitz Bancorporation	1,870	18,476
	Crawford & Co. Class A	30,595	159,094
#	Crawford & Co. Class B	24,520	146,630
#	CVB Financial Corp.	231,168	2,450,381
*	Dearborn Bancorp, Inc.	11,201	67,766
	Delphi Financial Group, Inc. Class A	92,475	2,671,603
#	Delta Financial Corp.	69,400	2,082
	Dime Community Bancshares	104,803	1,905,319
*	Dollar Financial Corp.	47,253	941,752
	Donegal Group, Inc. Class A	55,859	1,000,435
	Donegal Group, Inc. Class B	5,380	99,126
* #	E*TRADE Financial Corp.	1,700	6,970
#	East West Bancorp, Inc.	135	1,787
	Eastern Insurance Holdings, Inc.	10,054	164,383
	Eastern Virginia Bankshares, Inc.	500	8,425
	ECB Bancorp, Inc.	600	15,006
*	eHealth, Inc.	23,532	586,653
	EMC Insurance Group, Inc.	41,861	1,173,364
	Employers Holdings, Inc.	71,800	1,370,662
*	Encore Capital Group, Inc.	64,200	678,594
* #	Enstar Group, Ltd.	411	43,870
#	Enterprise Financial Services Corp.	33,804	677,770
#	Epoch Holding Corp.	7,537	80,420
	ESB Financial Corp.	13,762	148,492
*	ESSA Bancorp, Inc.	500	6,250
	Evans Bancorp, Inc.	1,011	16,479
#	Evercore Partners, Inc. Class A	3,000	43,680
* #	Exlservice Holdings, Inc.	57,525	1,147,048
*	EZCORP, Inc. Class A	27,800	351,114
#	F.N.B. Corp.	248,309	3,722,152
	Farmers Capital Bank Corp.	1,500	37,140
	FBL Financial Group, Inc. Class A	80,070	2,149,879
* #	FCStone Group, Inc.	41,750	1,633,677
	Federal Agriculture Mortgage Corp. Class A	800	13,968
	Federal Agriculture Mortgage Corp. Class C	26,300	761,648
* #	Federal Trust Corp.	1,293	1,358
* #	Federal Trust Corp.	1,293	216
	Fidelity Bancorp, Inc.	696	9,570
	Fidelity Southern Corp.	8,600	55,728
	Financial Federal Corp.	86,500	2,101,085
*	Financial Industries Corp.	11,882	84,956
	Financial Institutions, Inc.	14,234	262,048
*	First Acceptance Corp.	140,147	458,281
	First Bancorp	43,331	728,394
	First Bancorp, Inc.	3,730	66,692
*	First Bancshares, Inc.	945	13,419
*	First Bank of Delaware	6,667	16,467
#	First Busey Corp.	73,286	1,335,271
*	First Cash Financial Services, Inc.	97,962	1,507,635
#	First Charter Corp.	112,657	3,467,582
	First Citizens BancShares, Inc.	600	95,664
#	First Commonwealth Financial Corp.	213,272	2,392,912

17

	First Community Bancshares, Inc.	32,787	1,114,430
	First Defiance Financial Corp.	15,687	303,387
	First Federal Bancshares of Arkansas, Inc.	9,239	115,765
	First Federal Bankshares, Inc.	1,703	18,733
	First Financial Bancorp	111,748	1,272,810
#	First Financial Bankshares, Inc.	59,306	2,716,215
	First Financial Corp.	36,587	1,198,224
	First Financial Holdings, Inc.	35,284	884,923
	First Financial Service Corp.	3,911	82,796
	First Franklin Corp.	700	5,439
*	First Investors Financial Services Group, Inc.	5,300	22,048
*	First Keystone Financial, Inc.	2,200	24,530
	First M&F Corp.	8,514	119,026
*	First Mariner Bancorp, Inc.	6,000	24,120
	First Merchants Corp.	52,901	1,309,300
*	First Mercury Financial Corp.	19,500	344,370
#	First Midwest Bancorp, Inc.	97,556	2,546,212
	First Niagara Financial Group, Inc.	320,149	4,536,511
	First PacTrust Bancorp, Inc.	8,200	130,954
	First Place Financial Corp.	49,258	627,054
*	First Regional Bancorp	35,700	380,919
	First Security Group, Inc.	4,300	33,712
#	First South Bancorp, Inc.	17,375	334,642
	First State Bancorporation	56,176	435,364
#	First State Financial Corp.	3,100	22,847
	First United Corp.	7,229	134,315
	Firstbank Corp.	9,682	121,995
*	FirstCity Financial Corp.	35,400	154,344
* #	FirstFed Financial Corp.	11,100	163,614
	FirstMerit Corp.	160,987	3,253,547
#	Flagstar Bancorp, Inc.	157,700	749,075
	Flushing Financial Corp.	61,294	1,202,588
	FNB United Corp.	4,880	49,093
*	FPIC Insurance Group, Inc.	25,446	1,158,047
* #	Franklin Bank Corp.	48,857	49,834
* #	Franklin Credit Management Corp.	3,100	2,929
#	Frontier Financial Corp.	127,465	1,873,735
	GAMCO Investors, Inc.	21,800	1,157,362
	Gateway Financial Holdings, Inc.	34,461	342,198
	German American Bancorp, Inc.	5,600	69,888
#	Glacier Bancorp, Inc.	153,298	3,179,401
*	Golfsmith International Holdings, Inc.	1,000	2,150
	Gouverneur Bancorp, Inc.	195	1,672
#	Great Southern Bancorp, Inc.	40,032	462,370
	Greater Community Bancorp	5,867	102,086
#	Greene Bancshares, Inc.	29,522	571,841
#	Greenhill & Co., Inc.	53,700	3,235,425
	Grubb & Ellis Co.	133,374	762,899
	GS Financial Corp.	1,250	22,125
*	Guaranty Bancorp	100,441	601,642
	Guaranty Federal Bancshares, Inc.	6,915	153,513
*	Hallmark Financial Services, Inc.	45,083	572,554
#	Hancock Holding Co.	79,429	3,533,796
	Hanmi Financial Corp.	136,147	871,341
	Harleysville Group, Inc.	90,735	3,539,572

18

#	Harleysville National Corp.	77,948	1,056,975
	Harrington West Financial Group, Inc.	2,000	11,220
*	Harris & Harris Group, Inc.	13,500	107,595
	Heartland Financial USA, Inc.	18,954	443,524
	Hercules Technology Growth Capital, Inc.	26,722	277,107
	Heritage Commerce Corp.	35,056	558,092
	Heritage Financial Corp.	23,297	390,691
	Heritage Financial Group	200	2,484
	HF Financial Corp.	6,435	113,899
	Hilb Rogal Hamilton Co.	102,200	3,164,112
	Hingham Institution for Savings	1,609	46,259
	HMN Financial, Inc.	8,467	140,552
	Home Bancshares, Inc.	36,372	836,556
	Home Federal Bancorp, Inc.	11,981	140,178
	HopFed Bancorp, Inc.	2,100	29,085
	Horace Mann Educators Corp.	113,138	1,843,018
	Horizon Financial Corp.	36,767	397,819
*	HouseValues, Inc.	800	2,184
	IBERIABANK Corp.	33,457	1,764,522
	IBT Bancorp, Inc.	4,700	145,465
	Imperial Capital Bancorp, Inc.	12,300	123,246
	Independence Holding Co.	12,682	173,617
	Independent Bank Corp. (MA)	41,423	1,213,694
#	Independent Bank Corp. (MI)	62,924	378,173
	Indiana Community Bancorp	4,936	107,605
	Infinity Property & Casualty Corp.	53,446	2,154,943
	Integra Bank Corp.	50,038	719,046
	International Bancshares Corp.	137,223	3,477,231
	Intervest Bancshares Corp.	22,100	193,817
*	Investment Technology Group, Inc.	112,000	4,715,200
*	Investors Bancorp, Inc.	216,142	3,088,669
	Investors Capital Holdings, Ltd.	100	450
	Investors Title Co.	1,985	95,816
	Irwin Financial Corp.	86,700	356,337
* #	Jesup & Lamont, Inc.	1,972	2,524
* #	KBW, Inc.	44,000	1,083,280
	Kearny Financial Corp.	125,048	1,455,559
*	Kennedy-Wilson, Inc.	8,400	386,400
	Kentucky First Federal Bancorp	2,750	27,225
#	K-Fed Bancorp	20,092	228,647
*	Knight Capital Group, Inc.	270,123	4,810,891
*	LaBranche & Co., Inc.	98,800	661,960
	Lakeland Bancorp, Inc.	48,489	714,728
	Lakeland Financial Corp.	34,176	817,832
#	LandAmerica Financial Group, Inc.	51,800	1,542,604
	Landmark Bancorp, Inc.	2,940	73,471
	Legacy Bancorp, Inc.	15,122	204,147
#	Life Partners Holdings, Inc.	26,353	578,448
	Lincoln Bancorp	1,800	21,582
*	Liquidity Services, Inc.	55,873	620,190
	LNB Bancorp, Inc.	2,359	25,949
* #	Loopnet, Inc.	59,247	777,913
	LSB Corp.	6,062	96,386
#	Macatawa Bank Corp.	46,415	417,271
	MainSource Financial Group, Inc.	46,730	784,129

19

*	MarketAxess Holdings, Inc.	87,025	680,535
*	Marlin Business Services, Inc.	36,233	258,704
	MASSBANK Corp.	7,100	279,598
	Mayflower Bancorp, Inc.	700	7,493
*	Mays (J.W.), Inc.	200	4,080
	MB Financial, Inc.	102,093	2,906,588
#	MBT Financial Corp.	46,125	390,217
	MCG Capital Corp.	173,134	992,058
	Meadowbrook Insurance Group, Inc.	78,300	537,921
	Medallion Financial Corp.	54,066	521,737
#	Mercantile Bancorp, Inc.	727	11,632
	Mercantile Bank Corp.	18,345	154,281
	Mercer Insurance Group, Inc.	17,900	319,515
	Merchants Bancshares, Inc.	21,481	493,633
	Meta Financial Group, Inc.	3,602	89,978
	MetroCorp Bancshares, Inc.	15,001	192,763
	MFB Corp.	1,300	35,113
	MicroFinancial, Inc.	23,300	85,744
	Mid Penn Bancorp, Inc.	410	10,701
	MidSouth Bancorp, Inc.	2,128	41,390
	Midwest Banc Holdings, Inc.	67,520	592,826
	MidWestOne Financial Group, Inc.	281	4,288
	Monroe Bancorp	1,500	19,515
*	Move, Inc.	451,820	1,359,980
	MutualFirst Financial, Inc.	5,084	51,857
	Nara Bancorp, Inc.	73,911	940,148
	National Interstate Corp.	36,402	835,790
#	National Penn Bancshares, Inc.	230,197	3,940,973
	National Western Life Insurance Co. Class A	1,400	330,092
*	Navidec Financial, Inc.	644	998
*	Navigators Group, Inc.	47,784	2,412,614
	NBT Bancorp, Inc.	94,799	2,324,471
	Nelnet, Inc. Class A	42,900	565,851
*	New Concept Energy, Inc.	674	5,203
	New England Bancshares, Inc.	1,999	21,889
	New Hampshire Thrift Bancshares, Inc.	2,700	32,238
	New Westfield Financial, Inc.	26,037	255,683
	NewAlliance Bancshares, Inc.	264,728	3,547,355
	NewBridge Bancorp	15,937	147,417
*	Newtek Business Services, Inc.	86,988	89,598
* #	NexCen Brands, Inc.	151,003	99,677
*	Nexity Financial Corp.	500	2,790
	North Central Bancshares, Inc.	1,700	45,373
	North Valley Bancorp	2,455	22,414
	Northeast Bancorp	900	13,050
	Northeast Community Bancorp, Inc.	4,800	55,680
	Northrim Bancorp, Inc.	15,945	298,969
	Northway Financial, Inc.	5,000	80,000
#	Northwest Bancorp, Inc.	142,905	3,505,460
	Norwood Financial Corp.	200	6,030
	NYMAGIC, Inc.	25,056	569,022
	Ocean Shore Holding Co.	402	4,120
	OceanFirst Financial Corp.	34,680	711,980
* #	Ocwen Financial Corp.	174,718	1,230,015
	Ohio Valley Banc Corp.	2,427	60,675

20

#	Old National Bancorp	192,700	3,368,396
#	Old Second Bancorp, Inc.	30,673	582,480
	optionsXpress Holding, Inc.	134,092	3,062,661
* #	Oritani Financial Corp.	14,868	231,941
	PAB Bankshares, Inc.	6,327	73,140
#	Pacific Capital Bancorp	131,069	2,613,516
	Pacific Continental Corp.	19,716	294,360
	Pacific Mercantile Bancorp	26,820	245,135
*	Pacific Premier Bancorp, Inc.	5,105	37,011
*	Pacific State Bancorp	4,100	41,000
	PacWest Bancorp	85,097	1,793,845
	Pamrapo Bancorp, Inc.	9,911	148,764
	Park Bancorp, Inc.	1,650	33,322
#	Park National Corp.	26,007	1,843,896
	Parkvale Financial Corp.	6,804	178,469
	Patriot Capital Funding, Inc.	9,103	92,578
	Patriot National Bancorp	900	13,725
	PAULA Financial	5,900	11,210
	Peapack-Gladstone Financial Corp.	9,450	263,182
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	328,000
	Penns Woods Bancorp, Inc.	4,686	142,501
*	Pennsylvania Commerce Bancorp, Inc.	15,588	418,694
*	Penson Worldwide, Inc.	1,916	25,674
	Peoples Bancorp of North Carolina	3,281	45,114
	Peoples Bancorp, Inc. (709788202)	555	7,659
	Peoples Bancorp, Inc. (709789101)	29,318	694,543
#	PFF Bancorp, Inc.	36,700	45,141
*	Pico Holdings, Inc.	64,310	2,666,293
	Pinnacle Bancshares, Inc.	35	357
*	Pinnacle Financial Partners, Inc.	41,935	1,127,632
*	Piper Jaffray Companies, Inc.	43,900	1,668,200
*	PMA Capital Corp. Class A	91,908	917,242
	Porter Bancorp, Inc.	2,400	43,080
* #	Portfolio Recovery Associates, Inc.	45,305	1,861,582
#	Preferred Bank	13,585	121,178
	Premier Financial Bancorp, Inc.	5,800	66,642
	Presidential Life Corp.	64,887	1,143,309
	Princeton National Bancorp, Inc.	1,801	50,302
#	PrivateBancorp, Inc.	59,620	2,258,406
*	ProAssurance Corp.	95,850	4,910,395
	ProCentury Corp.	38,490	677,809
	Prosperity Bancshares, Inc.	121,211	3,871,479
	Providence Community Bancshares, Inc.	400	5,702
#	Provident Bankshares Corp.	89,493	855,553
	Provident Financial Holdings, Inc.	19,558	252,885
	Provident Financial Services, Inc.	184,653	2,904,592
	Provident New York Bancorp	121,047	1,574,821
	Pulaski Financial Corp.	27,959	317,335
#	QC Holdings, Inc.	36,280	301,124
	Rainier Pacific Financial Group, Inc.	20,266	263,863
	Renasant Corp.	40,760	946,447
	Republic Bancorp, Inc. Class A	60,137	1,497,411
*	Republic First Bancorp, Inc.	12,871	59,979
#	Resource America, Inc.	51,153	513,576

21

*	Rewards Network, Inc.	85,870	429,350
	Riverview Bancorp, Inc.	33,183	295,992
	RLI Corp.	67,800	3,467,292
	Rockville Financial, Inc.	26,764	370,414
* #	Roma Financial Corp.	9,615	142,494
	Rome Bancorp, Inc.	17,600	205,920
#	Royal Bancshares of Pennsylvania, Inc. Class A	6,712	63,831
	Rurban Financial Corp.	790	8,382
	S&T Bancorp, Inc.	70,381	2,288,086
#	S.Y. Bancorp, Inc.	39,829	1,004,886
	Safety Insurance Group, Inc.	32,989	1,275,355
	Salisbury Bancorp, Inc.	152	5,016
	Sanders Morris Harris Group, Inc.	50,839	371,125
	Sandy Spring Bancorp, Inc.	43,650	1,155,852
	SCBT Financial Corp.	16,941	564,135
*	SCPIE Holdings, Inc.	11,811	325,984
*	Seabright Insurance Holdings	48,700	746,084
#	Seacoast Banking Corp. of Florida	51,753	556,345
#	Security Bank Corp.	41,083	225,956
	Selective Insurance Group, Inc.	170,995	3,741,371
	Shore Bancshares, Inc.	600	14,226
	Shore Financial Corp.	400	8,800
	Siebert Financial Corp.	21,700	75,733
#	Sierra Bancorp	27,607	608,182
*	Signature Bank	59,677	1,703,182
	Simmons First National Corp. Class A	40,238	1,224,442
#	Smithtown Bancorp, Inc.	22,466	463,024
#	South Financial Group, Inc.	137,000	754,870
#	South Street Financial Corp.	400	2,318
*	Southcoast Financial Corp.	7,756	111,531
	Southern Banc Co., Inc.	200	2,060
	Southern Community Financial Corp.	16,934	121,247
*	Southern Connecticut Bancorp, Inc.	2,000	14,200
*	Southern First Bancshares, Inc.	6,125	82,014
	Southside Bancshares, Inc.	25,236	552,416
	Southwest Bancorp, Inc.	42,876	727,177
	Southwest Georgia Financial Corp.	653	11,950
*	Specialty Underwriters’ Alliance, Inc.	1,286	6,121
	State Auto Financial Corp.	114,012	3,141,031
	State Bancorp, Inc.	34,060	475,137
	StellarOne Corp.	23,260	401,933
	Sterling Bancorp	52,743	773,740
	Sterling Bancshares, Inc.	199,782	2,041,772
	Sterling Financial Corp.	137,207	1,218,398
	Stewart Information Services Corp.	46,300	1,094,995
*	Stifel Financial Corp.	41,500	2,369,235
*	Stratus Properties, Inc.	17,712	469,191
#	Suffolk Bancorp	29,032	977,217
*	Sun American Bancorp	2,560	9,114
*	Sun Bancorp, Inc.	64,225	702,621
* #	Superior Bancorp	24,557	363,689
	Susquehanna Bancshares, Inc.	170,328	3,278,814
*	Susser Holdings Corp.	4,100	48,708
	Sussex Bancorp	600	6,006
* #	SVB Financial Group	93,186	4,775,782

22

	SWS Group, Inc.	77,707	1,436,025
	Taylor Capital Group, Inc.	31,543	405,328
	Team Financial, Inc.	2,751	22,146
	Teche Holding Co.	1,422	51,192
*	Tejon Ranch Co.	46,700	1,863,797
#	Temecula Valley Bancorp, Inc.	27,541	165,797
*	Texas Capital Bancshares, Inc.	59,712	1,081,981
	TF Financial Corp.	3,800	92,074
*	The Bancorp, Inc.	41,046	437,140
*	The Intergroup Corp.	1,960	34,447
	The Phoenix Companies, Inc.	256,500	2,598,345
	The Savannah Bancorp, Inc.	1,925	30,242
#	The Wilber Corp.	3,866	33,634
	Thomas Properties Group, Inc.	44,362	459,590
*	Thomas Weisel Partners Group, Inc.	42,001	286,447
	TIB Financial Corp.	7,425	47,594
*	Tidelands Bancshares, Inc.	3,100	28,675
	TierOne Corp.	55,312	396,587
	Timberland Bancorp, Inc.	25,454	279,485
	Tompkins Financial Corp.	19,256	874,222
	Tower Financial Corp.	2,600	24,414
	Tower Group, Inc.	46,756	1,218,929
*	Tradestation Group, Inc.	117,687	1,239,244
* #	Trenwick Group, Ltd.	11,975	15
* #	Triad Guaranty, Inc.	29,202	64,536
#	Trico Bancshares	43,500	716,880
#	TrustCo Bank Corp. (NY)	199,202	1,745,010
	Trustmark Corp.	108,153	2,158,734
#	UCBH Holdings, Inc.	203,969	995,369
	UMB Financial Corp.	127,501	6,651,727
#	Umpqua Holdings Corp.	160,026	2,230,762
*	Unico American Corp.	12,100	113,498
	Union Bankshares Corp.	37,052	742,893
	Union Bankshares, Inc.	1,008	19,858
*	United America Indemnity, Ltd.	19,306	281,288
	United Bancshares, Inc.	300	3,975
	United Bankshares, Inc.	109,801	3,117,250
*	United Capital Corp.	11,450	263,350
#	United Community Banks, Inc.	123,312	1,289,844
	United Community Financial Corp.	80,179	486,687
	United Financial Bancorp, Inc.	22,146	270,846
	United Fire & Casualty Co.	76,486	2,760,380
*	United PanAm Financial Corp.	52,952	196,452
#	United Security Bancshares (CA)	23,223	346,255
	United Western Bancorp, Inc.	14,231	245,627
	Unity Bancorp, Inc.	8,490	66,816
*	Universal American Corp.	150,488	1,738,136
	Universal Insurance Holdings, Inc.	74,080	251,872
#	Univest Corporation of Pennsylvania	36,652	900,173
	ViewPoint Financial Group	26,711	432,451
#	Vineyard National Bancorp Co.	35,043	106,180
*	Virginia Commerce Bancorp, Inc.	76,351	461,924
	VIST Financial Corp.	3,437	57,638
*	Waccamaw Bankshares, Inc.	1,300	11,999
	Wainwright Bank & Trust Co.	605	6,576

23

	Washington Banking Co.	23,182	301,830
#	Washington Federal, Inc.	17,300	387,347
	Washington Trust Bancorp, Inc.	38,297	906,490
* #	Wauwatosa Holdings, Inc.	41,409	541,216
	Wayne Savings Bancshares, Inc.	1,800	16,740
	Webster Financial Corp.	115,423	2,997,535
	Wesbanco, Inc.	73,148	1,609,256
	West Bancorporation	49,358	592,296
	West Coast Bancorp	45,395	525,220
#	Westamerica Bancorporation	85,557	4,748,413
* #	Western Alliance Bancorp	90,897	962,599
	Westwood Holdings Group, Inc.	23,797	976,153
*	White River Capital, Inc.	400	5,086
	Whitney Holding Corp.	123,033	2,795,310
	Willow Financial Bancorp, Inc.	43,686	419,822
	Wilshire Bancorp, Inc.	79,650	711,274
*	Wilshire Enterprises, Inc.	7,207	22,342
	Wintrust Financial Corp.	68,119	2,123,950
*	World Acceptance Corp.	54,709	2,419,232
* #	WSB Financial Group, Inc.	600	2,196
	WSB Holdings, Inc.	3,500	20,475
	WVS Financial Corp.	100	1,623
	Zenith National Insurance Corp.	90,604	3,655,871
* #	ZipRealty, Inc.	47,934	230,563
Total Financials			391,207,333

Health Care — (11.1%)
*	A.D.A.M., Inc.	700	5,022
* #	Abaxis, Inc.	71,370	2,097,564
* #	Abiomed, Inc.	81,680	1,207,230
* #	Acadia Pharmaceuticals, Inc.	112,904	993,555
*	Accelr8 Technology Corp.	880	4,066
*	Accelrys, Inc.	88,098	574,399
* #	Accentia Biopharmaceuticals, Inc.	60,209	61,413
* #	Access Pharmaceuticals, Inc.	5,300	17,225
*	Achillion Pharmaceuticals, Inc.	727	2,225
* #	Acorda Therapeutics, Inc.	51,954	1,120,128
* #	Acusphere, Inc.	66,431	43,844
*	Adolor Corp.	128,100	726,327
* #	Advanced Life Sciences Holdings, Inc.	91,900	93,738
* #	Advanced Medical Optics, Inc.	114,425	2,771,374
* #	ADVENTRX Pharmaceuticals, Inc.	161,900	72,046
* #	Affymetrix, Inc.	230,299	2,777,406
*	Air Methods Corp.	38,330	1,477,238
* #	Akorn, Inc.	241,310	1,146,223
*	Albany Molecular Research, Inc.	100,956	1,411,365
*	Alexza Pharmaceuticals, Inc.	63,794	326,625
* #	Align Technology, Inc.	188,140	2,477,804
* #	Alkermes, Inc.	288,901	3,660,376
*	Alliance Imaging, Inc.	150,000	1,264,500
*	Allied Healthcare International, Inc.	140,851	247,898
*	Allied Healthcare Products, Inc.	7,100	51,617
*	Allion Healthcare, Inc.	39,821	238,130
*	Allos Therapeutics, Inc.	210,838	1,336,713
* #	Allscripts Healthcare Solutions, Inc.	165,624	2,058,706

24

*	Almost Family, Inc.	12,608	307,761
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,318,456
	Alpharma, Inc. Class A	123,388	3,108,144
*	Alteon, Inc.	1,136	3,408
* #	Amag Pharmaceuticals, Inc.	43,424	1,736,960
*	Amedisys, Inc.	80,834	4,107,176
*	America Services Group, Inc.	29,845	268,903
*	American Caresource Holding, Inc.	2,503	10,012
*	American Claims Evaluation, Inc.	1,000	800
* #	American Dental Partners, Inc.	37,992	456,664
* #	American Medical Systems Holdings, Inc.	205,460	3,104,501
	American Shared Hospital Services	9,244	23,110
*	AMERIGROUP Corp.	164,300	4,536,323
*	AMICAS, Inc.	126,264	347,226
*	AMN Healthcare Services, Inc.	99,100	1,725,331
*	Amsurg Corp.	90,113	2,458,283
*	Anadys Pharmaceuticals, Inc.	2,600	7,566
	Analogic Corp.	40,065	2,685,156
*	Anesiva, Inc.	64,845	227,606
*	Angeion Corp.	215	1,290
*	AngioDynamics, Inc.	55,557	860,578
*	Anika Therapeutics, Inc.	33,386	290,458
* #	Antigenics, Inc.	139,379	321,965
*	AP Pharma, Inc.	10,290	16,155
* #	APP Pharmaceuticals, Inc.	76,127	1,009,444
*	Applera Corp. - Celera Group	428,611	5,520,510
*	Apria Healthcare Group, Inc.	127,700	2,151,745
*	Aradigm Corp.	13,657	12,155
* #	Arcadia Resources, Inc.	123,472	92,604
* #	Ardea Biosciences, Inc.	18,000	259,200
* #	Arena Pharmaceuticals, Inc.	174,716	896,293
*	Ariad Pharmaceuticals, Inc.	213,568	551,005
* #	Arqule, Inc.	107,399	459,668
* #	Array BioPharma, Inc.	132,903	826,657
*	Arrhythmia Research Technology, Inc.	8,700	50,112
* #	Arthrocare Corp.	78,910	3,480,720
* #	Aspect Medical Systems, Inc.	67,623	361,783
*	Assisted Living Concepts, Inc.	45,900	307,530
* #	AtheroGenics, Inc.	113,700	67,879
*	AtriCure, Inc.	28,499	279,575
	Atrion Corp.	5,494	579,672
*	ATS Medical, Inc.	92,197	202,833
* #	Auxilium Pharmaceuticals, Inc.	89,101	2,836,976
*	Avalon Pharmaceuticals, Inc.	35,161	59,422
* #	AVANIR Pharmaceuticals Class A	91,935	110,322
* #	AVANT Immunotherapeutics, Inc.	23,645	331,266
* #	AVI BioPharma, Inc.	155,300	217,420
*	Avigen, Inc.	97,151	288,538
*	Barrier Therapeutics, Inc.	96,201	236,654
*	Bentley Pharmaceuticals, Inc.	61,260	959,332
*	Bioanalytical Systems, Inc.	5,617	25,277
* #	BioCryst Pharmaceuticals, Inc.	102,436	301,162
*	Bio-Imaging Technologies, Inc.	36,620	298,453
* #	BioLase Technology, Inc.	74,688	242,736
*	BioMimetic Therapeutics, Inc.	36,687	438,410

25

*	Bio-Reference Laboratories, Inc.	39,186	973,380
*	BioSante Pharmaceuticals, Inc.	75,556	301,468
*	BioScrip, Inc.	121,967	523,238
*	BioSphere Medical, Inc.	57,953	203,415
* #	Bovie Medical Corp.	48,392	376,490
*	Bruker BioSciences Corp.	329,419	3,834,437
* #	BSD Medical Corp.	69,146	516,521
*	Caliper Life Sciences, Inc.	153,974	551,227
	Cambrex Corp.	84,680	520,782
*	Candela Corp.	76,010	189,265
*	Cantel Medical Corp.	46,460	497,122
*	Capital Senior Living Corp.	86,010	691,520
*	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,370,574
*	Cardiac Science Corp.	63,623	600,601
*	Cardica, Inc.	20,542	146,259
*	CardioDynamics International Corp.	12,700	23,114
*	Cardiotech International, Inc.	55,063	28,082
* #	Cardium Therapeutics, Inc.	1,700	3,995
*	CAS Medical Systems, Inc.	106	334
* #	Cell Genesys, Inc.	214,620	759,755
* #	Cell Therapeutics, Inc.	39,625	23,498
*	Centene Corp.	129,100	2,725,301
*	Cepheid, Inc.	178,706	4,703,542
*	Cerus Corp.	86,832	428,950
*	Chad Therapeutics, Inc.	9,065	2,357
	Chemed Corp.	76,165	2,758,696
* #	Clarient, Inc.	19,000	36,860
*	Clinical Data, Inc.	47,439	907,034
* #	Columbia Laboratories, Inc.	140,151	532,574
* #	Combimatrix Corp.	7,013	66,904
*	Combinatorx, Inc.	89,773	327,671
	Computer Programs & Systems, Inc.	30,201	602,510
* #	Conceptus, Inc.	84,064	1,595,535
*	Conmed Corp.	77,642	2,072,265
*	Continucare Corp.	5,498	12,096
	Cooper Companies, Inc.	81,450	3,294,653
* #	Corcept Therapeutics, Inc.	63,406	148,370
*	Cortex Pharmaceuticals, Inc.	83,000	63,080
*	Corvel Corp.	41,673	1,500,645
* #	Critical Therapeutics, Inc.	92,403	28,645
*	Cross Country Healthcare, Inc.	88,958	1,376,180
* #	CryoCor, Inc.	30,686	41,426
*	CryoLife, Inc.	74,900	867,342
*	Cubist Pharmaceuticals, Inc.	157,497	3,001,893
*	CuraGen Corp.	172,103	192,755
*	Curis, Inc.	120,759	177,516
*	Cutera, Inc.	42,885	439,142
* #	CV Therapeutics, Inc.	160,805	1,419,908
* #	Cyberonics, Inc.	74,636	1,323,296
*	Cyclacel Pharmaceuticals, Inc.	69,644	145,556
*	Cynosure, Inc. Class A	17,500	429,275
* #	Cypress Bioscience, Inc.	104,863	853,585
*	Cytokinetics, Inc.	25,472	102,397
*	Cytomedix, Inc.	36,200	24,616
* #	Cytori Therapeutics, Inc.	55,237	415,382

26

* #	CytRx Corp.	1,700	1,496
	Datascope Corp.	44,121	1,884,849
*	Daxor Corp.	7,789	113,914
*	Del Global Technologies Corp.	21,254	49,947
* #	Dendreon Corp.	247,479	1,286,891
* #	DepoMed, Inc.	104,934	413,440
* #	Dexcom, Inc.	67,264	530,713
*	Dialysis Corporation of America	13,304	97,119
*	Digirad Corp.	28,926	64,794
* #	Dionex Corp.	56,015	4,084,614
* #	Discovery Laboratories, Inc.	248,926	465,492
* #	Durect Corp.	204,316	950,069
*	DUSA Pharmaceuticals, Inc.	62,661	124,069
*	Dyadic International, Inc.	21,100	13,504
*	Dyax Corp.	177,149	651,908
* #	Dynacq Healthcare, Inc.	19,951	122,898
*	Dynavax Technologies Corp.	117,492	190,337
*	Eclipsys Corp.	86,490	1,764,396
*	Elite Pharmaceuticals, Inc.	64,000	40,320
*	Emageon, Inc.	38,606	88,794
* #	Emergency Medical Services Corp. Class A	8,390	195,571
*	Emergent Biosolutions, Inc.	38,300	411,725
* #	Emeritus Corp.	75,951	1,612,440
*	Emisphere Technologies, Inc.	84,542	155,557
*	Encision, Inc.	2,013	4,630
* #	Endocare, Inc.	8,166	46,791
*	Endologix, Inc.	133,985	352,381
*	Entremed, Inc.	175,076	125,967
*	Enzo Biochem, Inc.	107,004	1,051,849
* #	Enzon Pharmaceuticals, Inc.	118,200	1,040,160
*	EP Medsystems, Inc.	14,100	41,031
* #	Epicept Corp.	11,901	6,308
* #	EPIX Pharmaceuticals, Inc.	97,783	214,145
*	eResearch Technology, Inc.	167,069	2,671,433
*	Escalon Medical Corp.	3,000	9,450
*	etrials Worldwide, Inc.	41,371	69,090
* #	ev3, Inc.	219,432	2,183,348
*	Evotec AG Sponsored ADR	47,616	184,274
*	Exact Sciences Corp.	86,068	170,415
*	Exactech, Inc.	29,897	794,961
*	Exelixis, Inc.	281,150	1,776,868
* #	Farville, Inc.	10,420	1,016
*	Five Star Quality Care, Inc.	96,500	646,550
* #	Genaera Corp.	3,716	8,138
* #	Genitope Corp.	106,550	10,655
* #	Genomic Health, Inc.	57,056	987,069
* #	Genta, Inc.	43,765	13,130
*	Gentiva Health Services, Inc.	79,163	1,594,343
* #	GenVec, Inc.	242,589	434,234
* #	Geron Corp.	208,109	884,463
*	Greatbatch, Inc.	63,300	1,186,875
*	GTC Biotherapeutics, Inc.	47,267	24,106
* #	GTx, Inc.	82,441	1,238,264
*	Haemonetics Corp.	78,447	4,421,273
*	Halozyme Therapeutics, Inc.	96,600	500,388

27

* #	Hana Biosciences, Inc.	6,554	5,505
*	Hanger Orthopedic Group, Inc.	53,352	693,576
*	Harvard Bioscience, Inc.	101,036	484,973
*	Health Grades, Inc.	55,556	313,336
*	Health Management Associates, Inc.	578,450	4,488,772
*	HealthAxis, Inc.	750	525
*	HealthExtras, Inc.	119,940	3,748,125
* #	HEALTHSOUTH Corp.	175,755	3,291,891
*	Healthspring, Inc.	177,570	3,299,251
*	HealthStream, Inc.	70,972	208,658
*	HealthTronics, Inc.	100,136	378,514
*	Healthways, Inc.	82,200	2,655,060
* #	Hemispherx Biopharma, Inc.	173,100	121,205
*	Hill-Rom Holdings, Inc.	39,610	1,218,008
*	Hi-Tech Pharmacal Co., Inc.	34,325	315,790
* #	HMS Holdings Corp.	68,234	1,380,374
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	114,840
*	Home Diagnostics, Inc.	3,400	26,996
	Hooper Holmes, Inc.	221,494	214,849
*	Human Genome Sciences, Inc.	361,508	2,125,667
* #	Hythiam, Inc.	66,090	158,616
*	Icagen, Inc.	5,800	9,512
*	ICU Medical, Inc.	41,450	1,056,146
* #	Idenix Pharmaceuticals, Inc.	110,835	724,861
* #	Idera Pharmaceuticals, Inc.	62,058	930,870
*	IDM Pharma, Inc.	38,969	81,835
*	I-Flow Corp.	68,500	940,505
*	Immtech International, Inc.	42,717	42,290
*	Immucor, Inc.	119,529	3,206,963
* #	Immunicon Corp.	82,243	22,206
* #	ImmunoGen, Inc.	125,253	569,901
* #	Immunomedics, Inc.	188,800	504,096
*	IMPATH Bankruptcy Liquidating Trust	21,200	42,400
* #	Impax Laboratories, Inc.	123,844	1,100,973
*	Implant Sciences Corp.	37,100	38,955
*	Incyte Corp.	241,715	2,347,053
* #	Indevus Pharmaceuticals, Inc.	204,990	920,405
*	Infinity Pharmaceuticals, Inc.	63,284	465,137
*	Inhibitex, Inc.	30,600	19,890
* #	Inovio Biomedical Corp.	120,190	98,556
* #	Insite Vision, Inc.	9,715	5,732
* #	Insmed, Inc.	35,318	21,191
*	Inspire Pharmaceuticals, Inc.	137,320	538,294
* #	Integra LifeSciences Holdings	79,758	3,351,431
*	IntegraMed America, Inc.	25,260	210,163
*	Interleukin Genetics, Inc.	42,433	61,104
* #	InterMune, Inc.	98,500	1,388,850
*	Interpharm Holdings, Inc.	59,000	1,239
* #	Introgen Therapeutics, Inc.	123,093	252,341
#	Invacare Corp.	104,500	1,899,810
*	Inventiv Health, Inc.	83,677	2,736,238
*	Iomai Corp.	1,200	7,680
*	Iridex Corp.	24,249	56,500
*	IRIS International, Inc.	55,624	879,972
* #	Isis Pharmaceuticals, Inc.	251,513	3,556,394

28

* #	Isolagen, Inc.	114,700	68,820
*	IsoRay, Inc.	4,000	3,400
*	Ista Pharmaceuticals, Inc.	91,545	187,667
*	IVAX Diagnostics, Inc.	15,500	11,625
* #	Javelin Pharmaceuticals, Inc.	119,300	336,426
*	Kendle International, Inc.	42,903	1,621,304
*	Kensey Nash Corp.	33,602	987,227
*	Keryx Biopharmaceuticals, Inc.	123,650	63,062
	Kewaunee Scientific Corp.	6,665	119,837
*	Kindred Healthcare, Inc.	130,878	3,610,924
*	Kosan Biosciences, Inc.	141,449	766,654
* #	K-V Pharmaceutical Co. Class A	105,848	2,647,258
*	K-V Pharmaceutical Co. Class B	19,375	485,731
* #	La Jolla Pharmaceutical Co.	113,751	217,264
	Landauer, Inc.	26,200	1,567,022
*	Langer, Inc.	8,100	11,583
*	Lannet Co., Inc.	76,065	296,654
#	LCA-Vision, Inc.	59,928	498,002
*	Lexicon Pharmaceuticals, Inc.	267,710	564,868
*	LHC Group, Inc.	43,643	945,744
*	LifePoint Hospitals, Inc.	53,800	1,721,062
*	Ligand Pharmaceuticals, Inc. Class B	203,300	713,583
*	Lipid Sciences, Inc.	62,830	45,238
* #	Luminex Corp.	86,443	1,922,492
*	Magellan Health Services, Inc.	92,701	3,731,215
*	Magyar Bancorp, Inc.	1,800	18,882
* #	Mannkind Corp.	139,493	418,479
* #	Martek Biosciences Corp.	98,720	3,727,667
*	Matrixx Initiatives, Inc.	28,775	475,363
*	Maxygen, Inc.	111,352	655,863
*	Medarex, Inc.	344,765	3,002,903
*	MedCath Corp.	60,549	1,313,913
*	Medical Action Industries, Inc.	46,340	615,395
*	Medical Staffing Network Holdings, Inc.	74,400	310,248
	Medicis Pharmaceutical Corp. Class A	132,800	3,157,984
* #	Medivation, Inc.	55,414	840,630
*	MEDTOX Scientific, Inc.	23,945	348,639
*	Memory Pharmaceuticals Corp.	151,207	75,755
*	Memry Corp.	83,300	123,284
#	Mentor Corp.	68,470	2,157,490
*	Merge Healthcare, Inc.	64,793	44,707
#	Meridian Bioscience, Inc.	113,134	3,318,220
*	Merit Medical Systems, Inc.	77,876	1,239,786
*	Metabasis Therapeutics, Inc.	97,817	173,136
*	Metropolitan Health Networks, Inc.	142,700	306,805
* #	Micromet, Inc.	49,831	120,591
* #	Micrus Endovascular Corp.	33,198	375,469
* #	MiddleBrook Pharmaceuticals, Inc.	93,501	446,935
* #	Milestone Scientific, Inc.	17,200	14,534
* #	Minrad International, Inc.	160,286	362,246
*	Molecular Insight Pharmaceuticals, Inc.	6,290	44,282
* #	Molina Healthcare, Inc.	75,700	2,283,112
* #	Momenta Pharmaceuticals, Inc.	67,547	865,953
* #	Monogram Biosciences, Inc.	285,665	314,232
*	MTS Medication Technologies	19,492	175,428

29

* #	MWI Veterinary Supply, Inc.	28,360	1,086,755
* #	Myriad Genetics, Inc.	141,645	6,858,451
* #	Nabi Biopharmaceuticals	185,850	769,419
* #	Nanogen, Inc.	94,714	31,331
* #	Nastech Pharmaceutical Co., Inc.	68,033	80,959
*	National Dentex Corp.	5,917	67,395
	National Healthcare Corp.	34,108	1,782,143
	National Research Corp.	17,420	553,782
*	Natus Medical, Inc.	62,300	1,343,188
* #	Nektar Therapeutics	220,283	982,462
*	Neogen Corp.	40,256	1,060,343
* #	Neopharm, Inc.	83,817	51,128
*	Neose Technologies, Inc.	137,143	80,914
*	Nephros, Inc.	1,209	1,028
*	Neurobiological Technologies, Inc.	385	801
*	Neurocrine Biosciences, Inc.	135,000	665,550
* #	Neurogen Corp.	128,649	106,779
*	Neurometric, Inc.	31,830	68,116
* #	Nighthawk Radiology Holdings, Inc.	66,509	507,464
* #	NitroMed, Inc.	119,157	146,563
*	NMT Medical, Inc.	40,499	193,990
*	North American Scientific, Inc.	6,894	9,721
* #	Northfield Laboratories, Inc.	80,185	71,365
*	Northstar Neuroscience, Inc.	53,275	90,035
*	Novacea, Inc.	25,160	81,518
* #	NovaMed, Inc.	68,461	269,052
*	Novavax, Inc.	193,471	580,413
* #	Noven Pharmaceuticals, Inc.	72,228	884,071
*	NOVT Corp.	6,450	12,126
*	NPS Pharmaceuticals, Inc.	134,020	603,090
*	Nutraceutical International Corp.	32,881	435,016
* #	Nutrition 21, Inc.	500	195
* #	NuVasive, Inc.	101,952	4,315,628
*	Nuvelo, Inc.	153,281	118,026
* #	NxStage Medical, Inc.	89,205	432,644
*	Odyssey Healthcare, Inc.	100,900	1,100,819
* #	Omnicell, Inc.	83,173	1,104,537
*	Omrix Biopharmaceuticals, Inc.	40,400	734,876
*	Onyx Pharmaceuticals, Inc.	29,153	1,030,267
* #	Opexa Therapeutics, Inc.	1,600	1,920
*	Optimer Pharmaceuticals, Inc.	6,860	50,901
*	OraSure Technologies, Inc.	128,350	698,224
*	Orchid Cellmark, Inc.	88,489	250,424
* #	Ore Pharmaceuticals, Inc.	16,674	32,515
*	Orthologic Corp.	103,463	106,567
* #	Oscient Pharmaceuticals Corp.	33,498	70,346
* #	Osiris Therapeutics, Inc.	19,736	276,501
*	Osteotech, Inc.	52,239	319,703
	Owens & Minor, Inc.	124,900	5,930,252
*	Oxigene, Inc.	93,567	154,386
* #	Pain Therapeutics, Inc.	122,622	996,917
* #	PainCare Holdings, Inc.	122,196	3,055
*	Palatin Technologies, Inc.	129,518	27,199
* #	Palomar Medical Technologies, Inc.	54,994	608,234
*	Panacos Pharmaceuticals, Inc.	139,664	75,419

30

*	Par Pharmaceutical Companies, Inc.	101,300	1,847,712
*	Parexel International Corp.	163,924	4,030,891
*	PDI, Inc.	43,259	356,887
* #	Penwest Pharmaceuticals Co.	69,500	216,840
*	Pharmacopia, Inc.	25,050	107,966
* #	Pharmacyclics, Inc.	63,401	65,303
*	Pharmanet Development Group, Inc.	52,518	886,504
*	PharMerica Corp.	50,210	1,027,799
*	Phase Forward, Inc.	81,182	1,407,696
*	PHC, Inc.	25,248	70,694
*	PhotoMedex, Inc.	53,717	34,433
*	Pipex Pharmaceuticals, Inc.	9,851	9,112
* #	Pozen, Inc.	83,667	1,149,585
* #	Progenics Pharmaceuticals, Inc.	73,000	1,195,740
*	Prospect Medical Holdings, Inc.	18,500	68,080
*	Providence Service Corp.	32,753	866,317
* #	ProxyMed, Inc.	40,279	42,696
*	PSS World Medical, Inc.	186,900	3,405,318
	Psychemedics Corp.	14,625	237,071
*	Psychiatric Solutions, Inc.	103,913	3,789,707
*	QuadraMed Corp.	134,211	273,790
* #	Questcor Pharmaceuticals, Inc.	151,692	772,112
*	Quidel Corp.	91,235	1,557,381
* #	Quigley Corp.	27,442	148,736
* #	RadNet, Inc.	69,127	450,708
*	Regeneration Technologies, Inc.	96,411	959,289
*	Regeneron Pharmaceuticals, Inc.	176,237	3,507,116
*	RegeneRx Biopharmaceuticals, Inc.	16,060	25,857
*	RehabCare Group, Inc.	53,000	899,410
*	Repligen Corp.	88,638	511,441
* #	Repros Therapeutics, Inc.	37,170	368,726
*	Res-Care, Inc.	77,930	1,486,125
*	Retractable Technologies, Inc.	11,000	15,400
*	Rigel Pharmaceuticals, Inc.	71,522	1,669,323
* #	Rochester Medical Corp.	26,138	325,941
*	Rockwell Medical Technologies, Inc.	18,742	114,139
*	Rotech Healthcare, Inc.	12,574	2,200
*	Rural/Metro Corp.	12,052	31,697
* #	RXi Pharmaceuticals Corp.	84	813
*	Salix Pharmaceuticals, Ltd.	139,257	1,069,494
* #	Sangamo BioSciences, Inc.	103,397	1,145,639
*	Santarus, Inc.	155,265	377,294
* #	Savient Pharmaceuticals, Inc.	155,946	4,154,401
*	SciClone Pharmaceuticals, Inc.	142,976	255,927
#	Sciele Pharma, Inc.	99,619	2,182,652
*	SCOLR Pharma, Inc.	25,800	28,380
* #	Seattle Genetics, Inc.	157,435	1,472,017
*	Senesco Technologies, Inc.	15,300	20,655
*	Senomyx, Inc.	84,798	438,406
*	Sequenom, Inc.	103,058	792,516
*	SeraCare Life Sciences, Inc.	42,521	170,084
*	SGX Pharmaceuticals, Inc.	7,200	9,936
* #	Signalife, Inc.	3,100	1,147
* #	Sirona Dental Systems, Inc.	104,044	3,085,945
* #	Somanetics Corp.	38,279	676,773

31

* #	Somaxon Pharmaceuticals, Inc.	27,878	118,482
*	Sonic Innovations, Inc.	85,084	340,336
* #	SonoSite, Inc.	46,645	1,432,934
* #	Sonus Pharmaceuticals, Inc.	4,550	1,547
	Span-American Medical System, Inc.	9,292	111,690
*	Spectranetics Corp.	84,472	920,745
*	Spectrum Pharmaceuticals, Inc.	82,008	147,614
*	SRI/Surgical Express, Inc.	12,700	48,387
*	Staar Surgical Co.	75,100	251,585
* #	StemCells, Inc.	235,825	332,513
* #	Stereotaxis, Inc.	95,609	503,859
	Steris Corp.	175,100	5,296,775
*	Strategic Diagnostics, Inc.	64,014	236,852
*	Sun Healthcare Group, Inc.	120,692	1,733,137
* #	Sunesis Pharmaceuticals, Inc.	10,542	21,084
*	SunLink Health Systems, Inc.	1,048	5,083
* #	Sunrise Senior Living, Inc.	131,030	3,469,674
* #	SuperGen, Inc.	176,232	442,342
* #	SurModics, Inc.	54,092	2,425,485
*	SXC Health Solutions Corp.	3,374	54,962
*	Symmetry Medical, Inc.	87,200	1,291,432
*	Synovis Life Technologies, Inc.	35,439	693,896
* #	Synta Pharmaceuticals Corp.	28,424	198,968
*	Targacept, Inc.	8,700	68,904
* #	Telik, Inc.	145,638	316,034
*	Tercica, Inc.	109,738	467,484
*	The Medicines Co.	160,792	2,942,494
*	Theragenics Corp.	96,500	379,245
* #	Theravance, Inc.	61,441	831,297
*	Third Wave Technologies, Inc.	118,973	1,262,304
*	Thoratec Corp.	147,043	2,430,621
*	Threshold Pharmaceuticals, Inc.	62,403	19,345
*	Titan Pharmaceuticals, Inc.	125,683	192,295
*	Torreypines Therapeutics, Inc.	1,446	1,923
*	Transcend Services, Inc.	100	1,063
#	Trimeris, Inc.	62,478	371,119
*	TriZetto Group, Inc.	137,713	2,956,698
*	U.S. Physical Therapy, Inc.	33,641	577,280
* #	United Therapeutics Corp.	69,758	6,662,587
*	Urologix, Inc.	44,142	56,060
* #	Uroplasty, Inc.	24,291	87,448
	Utah Medical Products, Inc.	13,490	377,720
#	Valeant Pharmaceuticals International	262,887	4,303,460
*	Vanda Pharmaceuticals, Inc.	20,650	96,642
*	Varian, Inc.	80,699	4,477,988
*	Vascular Solutions, Inc.	45,239	291,792
*	Vaxgen, Inc.	7,600	4,712
* #	Vermillion, Inc.	7,108	14,571
*	Via Pharmaceuticals, Inc.	102	230
*	Vical, Inc.	113,923	363,414
* #	ViroPharma, Inc.	195,274	1,872,678
*	Vision-Sciences, Inc.	4,525	22,535
* #	Vital Images, Inc.	48,092	743,021
	Vital Signs, Inc.	36,740	2,086,465
* #	Vivus, Inc.	198,465	1,357,501

32

*	Vnus Medical Technologies	29,484	517,444
*	Volcano Corp.	89,468	1,247,184
	West Pharmaceutical Services, Inc.	91,700	4,349,331
*	Wright Medical Group, Inc.	99,926	2,966,803
*	Xenoport, Inc.	70,751	3,062,103
* #	XOMA, Ltd.	147,210	294,420
	Young Innovations, Inc.	3,462	70,833
*	Zila, Inc.	75,929	18,982
*	Zoll Medical Corp.	56,424	2,045,370
* #	Zymogenetics, Inc.	194,614	1,755,418
Total Health Care			427,988,599

Industrials — (14.6%)
* #	3-D Systems Corp.	54,136	495,886
*	A. T. Cross Co. Class A	38,052	312,407
	A.O. Smith Corp.	64,250	2,322,638
	AAON, Inc.	54,083	1,136,825
*	AAR Corp.	118,483	2,284,352
	ABM Industries, Inc.	139,789	3,051,594
*	Acco Brands Corp.	154,029	2,362,805
*	Accuride Corp.	75,400	584,350
	Aceto Corp.	72,575	571,165
*	Active Power, Inc.	141,686	198,360
	Actuant Corp.	156,556	5,715,860
#	Acuity Brands, Inc.	45,799	2,438,797
#	Administaff, Inc.	83,300	2,325,736
*	AeroCentury Corp.	1,200	13,152
*	Aerosonic Corp.	10,400	35,568
*	Aerovironment, Inc.	4,088	108,659
*	Air Transport Services Group, Inc.	175,716	289,931
*	AirNet Systems, Inc.	20,900	58,311
* #	Airtran Holdings, Inc.	265,329	795,987
	Alamo Group, Inc.	27,905	646,001
*	Alaska Air Group, Inc.	117,407	2,292,959
	Albany International Corp. Class A	74,525	2,579,310
	Alexander & Baldwin, Inc.	33,400	1,719,098
*	Allegiant Travel Co.	21,974	459,257
* #	Allied Defense Group, Inc.	17,800	126,380
*	Altra Holdings, Inc.	7,823	136,277
*	Amerco, Inc.	38,085	2,266,438
	American Ecology Corp.	57,950	1,664,324
*	American Locker Group, Inc.	300	1,125
	American Railcar Industries, Inc.	41,910	877,176
*	American Reprographics Co.	91,375	1,671,249
#	American Science & Engineering, Inc.	26,300	1,347,086
* #	American Superconductor Corp.	103,499	3,651,445
#	American Woodmark Corp.	45,822	1,032,370
	Ameron International Corp.	25,302	2,901,380
	Ampco-Pittsburgh Corp.	30,315	1,414,498
#	Amrep Corp.	20,070	1,003,701
	Angelica Corp.	30,899	670,817
*	APAC Customer Services, Inc.	164,301	234,950
	Apogee Enterprises, Inc.	81,011	1,923,201
* #	Applied Energetics, Inc.	248,886	505,239
	Applied Industrial Technologies, Inc.	102,825	2,828,716

33

	Applied Signal Technologies, Inc.	38,237	591,526
*	Argan, Inc.	483	5,977
*	Argon ST, Inc.	63,425	1,531,080
	Arkansas Best Corp.	68,300	2,538,028
* #	Arotech Corp.	37,820	87,742
	Art’s-Way Manufacturing Co., Inc.	200	4,080
* #	Astec Industries, Inc.	62,395	2,427,789
*	Astronics Corp.	23,286	405,875
*	Atlas Air Worldwide Holding, Inc.	77,065	4,770,324
*	Avalon Holding Corp. Class A	4,950	21,285
*	Axsys Technologies, Inc.	34,573	2,045,339
*	AZZ, Inc.	37,400	1,173,612
	Badger Meter, Inc.	41,895	2,059,139
*	Baker (Michael) Corp.	25,400	570,738
#	Baldor Electric Co.	122,833	4,323,722
*	Baldwin Technology Co., Inc. Class A	28,039	88,323
#	Barnes Group, Inc.	154,669	4,940,128
	Barrett Business Services, Inc.	34,726	456,647
* #	Beacon Roofing Supply, Inc.	70,869	865,310
#	Belden, Inc.	136,500	5,717,985
*	Blount International, Inc.	137,000	1,919,370
#	BlueLinx Holdings, Inc.	72,300	344,148
	Bowne & Co., Inc.	68,860	1,058,378
	Brady Co. Class A	76,176	2,948,773
*	Breeze-Eastern Corp.	17,091	200,392
#	Briggs & Stratton Corp.	141,200	2,082,700
*	BTU International, Inc.	28,642	336,830
* #	Builders FirstSource, Inc.	105,846	774,793
*	Butler International, Inc.	8,000	6,000
#	C&D Technologies, Inc.	84,668	523,248
*	Cano Petroleum, Inc.	81,718	653,744
* #	Capstone Turbine Corp.	292,200	1,098,672
	Carlisle Companies, Inc.	71,588	2,393,187
#	Cascade Corp.	35,700	1,797,852
*	Casella Waste Systems, Inc. Class A	76,289	851,385
*	CBIZ, Inc.	206,495	1,759,337
	CDI Corp.	57,200	1,630,200
*	CECO Environmental Corp.	35,213	223,603
*	Celadon Group, Inc.	68,301	778,631
*	Cenveo, Inc.	153,300	1,790,544
*	Ceradyne, Inc.	77,636	3,348,441
	Champion Industries, Inc.	29,129	141,858
*	Channell Commercial Corp.	7,000	8,400
*	Chart Industries, Inc.	56,497	2,366,659
	Chase Corp.	28,581	535,894
	Chicago Rivet & Machine Co.	200	4,510
	CIRCOR International, Inc.	45,390	2,424,280
	Clarcor, Inc.	146,600	6,365,372
*	Clean Harbors, Inc.	58,564	4,159,801
* #	Coleman Cable, Inc.	14,175	157,343
*	Columbus McKinnon Corp.	53,995	1,539,397
*	Comforce Corp.	8,877	18,198
	Comfort Systems USA, Inc.	116,319	1,545,880
*	Commercial Vehicle Group, Inc.	65,056	906,881
*	Competitive Technologies, Inc.	25,772	76,543

34

	CompX International, Inc.	5,400	36,396
*	COMSYS IT Partners, Inc.	58,256	584,890
*	Conrad Industries, Inc.	6,900	81,075
* #	Consolidated Graphics, Inc.	38,682	2,124,802
#	Con-way, Inc.	51,982	2,537,241
*	Cornell Companies, Inc.	33,100	736,144
*	Corrpro Companies, Inc.	6,875	9,384
* #	CoStar Group, Inc.	54,783	2,569,323
*	Covenant Transport Group Class A	29,155	138,195
*	CPI Aerostructures, Inc.	14,666	115,715
* #	CRA International, Inc.	33,600	1,171,632
	Cubic Corp.	76,295	1,928,738
	Curtiss-Wright Corp.	121,900	6,279,069
	Deluxe Corp.	172,530	3,887,101
*	Devcon International Corp.	3,500	5,250
	Diamond Management & Technology Consultants, Inc.	94,450	500,585
*	Distributed Energy Systems Corp.	94,400	48,163
* #	Document Securities Systems, Inc.	45,540	260,489
*	Dollar Thrifty Automotive Group, Inc.	67,500	945,000
*	Double Eagle Petroleum Co.	16,441	325,861
*	Ducommun, Inc.	30,296	959,474
*	DXP Enterprises, Inc.	15,400	633,556
*	Dynamex, Inc.	31,816	797,627
	Dynamic Materials Corp.	34,950	1,516,131
*	DynCorp International, Inc. Class A	74,019	1,264,985
#	Eagle Bulk Shipping, Inc.	121,867	4,063,046
*	Eagle Test Systems, Inc.	45,870	528,881
	Eastern Co.	20,160	331,733
	Ecology & Environment, Inc. Class A	2,580	29,283
	Electro Rent Corp.	72,456	1,023,079
*	EMCOR Group, Inc.	184,900	5,426,815
	Encore Wire Corp.	66,069	1,496,463
* #	Energy Conversion Devices, Inc.	115,260	7,316,705
* #	Energy Focus, Inc.	33,400	79,492
*	EnerSys	135,500	4,228,955
* #	ENGlobal Corp.	79,900	820,573
	Ennis, Inc.	74,400	1,405,416
*	EnPro Industries, Inc.	57,000	2,285,700
*	Environmental Tectonics Corp.	7,400	17,390
*	ESCO Technologies, Inc.	74,100	3,816,891
	Espey Manufacturing & Electronics Corp.	4,774	108,370
*	Esterline Technologies Corp.	73,200	4,533,276
*	Evercel, Inc.	466	368
* #	Evergreen Solar, Inc.	217,827	2,265,401
* #	Exide Technologies	142,956	2,357,344
*	Exponent, Inc.	42,910	1,399,724
* #	ExpressJet Holdings, Inc.	152,700	309,981
	Federal Signal Corp.	137,000	1,846,760
*	First Advantage Corp.	28,626	574,524
*	First Aviation Services, Inc.	6,000	9,630
* #	Flanders Corp.	74,297	531,967
*	Flow International Corp.	101,278	1,028,984
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	681
#	Forward Air Corp.	86,900	3,219,645

35

#	Franklin Electric Co., Inc.	65,020	2,633,310
	Freightcar America, Inc.	26,900	1,172,840
* #	Frontier Airlines Holdings, Inc.	84,304	19,811
	Frozen Food Express Industries, Inc.	50,882	401,968
* #	Fuel Tech, Inc.	36,200	920,928
* #	FuelCell Energy, Inc.	188,825	1,912,797
*	Furmanite Corp.	100,570	912,170
	G & K Services, Inc. Class A	61,302	2,144,957
*	Gardner Denver Machinery, Inc.	31,176	1,654,199
	GATX Corp.	52,690	2,598,144
*	Gehl Co.	35,350	565,600
#	Genco Shipping & Trading, Ltd.	57,160	4,014,918
	Gencorp, Inc.	162,611	1,352,924
	General Employment Enterprises, Inc.	4,817	5,010
*	Genesee & Wyoming, Inc.	108,675	4,436,114
*	GeoEye, Inc.	36,948	629,963
*	GeoPetro Resources Co.	1,961	4,844
*	Global Cash Access, Inc.	116,200	830,830
*	Global Payment Technologies, Inc.	3,600	900
	Gorman-Rupp Co.	47,868	2,101,405
*	GP Strategies Corp.	48,452	482,582
* #	Graftech International, Ltd.	289,900	7,653,360
	Graham Corp.	7,395	506,114
#	Granite Construction, Inc.	55,600	2,027,176
#	Greenbrier Companies, Inc.	49,200	1,291,500
*	Griffon Corp.	85,280	770,931
	Hardinge, Inc.	31,360	440,608
*	Hawaiian Holdings, Inc.	139,175	1,018,761
#	Healthcare Services Group, Inc.	121,163	2,137,315
#	Heartland Express, Inc.	277,941	4,280,291
#	Heico Corp.	61,600	3,124,968
	Heico Corp. Class A	43,263	1,714,080
	Heidrick & Struggles International, Inc.	50,907	1,458,486
*	Henry Bros. Electronics, Inc.	13,944	89,242
*	Herley Industries, Inc.	39,662	637,368
	Herman Miller, Inc.	113,270	2,809,096
*	Hexcel Corp.	258,613	6,842,900
*	Hill International, Inc.	90,932	1,468,552
*	Hirsch International Corp. Class A	3,200	4,928
	Hi-Shear Technology Corp.	21,962	260,250
#	HNI Corp.	80,059	2,007,880
* #	Hoku Scientific, Inc.	29,300	225,610
#	Horizon Lines, Inc. Class A	70,596	887,392
#	Houston Wire & Cable Co.	27,902	602,125
* #	HQ Sustainable Maritime Industries, Inc.	22,977	352,697
*	Hub Group, Inc. Class A	111,376	4,018,446
*	Hudson Highland Group, Inc.	75,100	941,003
*	Hudson Technologies, Inc.	3,900	12,870
* #	Hurco Companies, Inc.	18,760	679,675
*	Huron Consulting Group, Inc.	38,410	2,058,392
*	Huttig Building Products, Inc.	65,980	154,393
*	ICT Group, Inc.	45,473	482,014
*	II-VI, Inc.	84,004	3,285,396
	IKON Office Solutions, Inc.	312,160	3,774,014
*	Industrial Distribution Group, Inc.	23,806	287,576

36

* #	Innerworkings, Inc.	72,315	927,801
*	Innotrac Corp.	16,000	65,440
* #	Innovative Solutions & Support, Inc.	50,930	394,198
*	Insituform Technologies, Inc. Class A	77,119	1,422,074
	Insteel Industries, Inc.	50,900	815,927
* #	Integrated Electrical Services, Inc.	45,733	835,085
* #	InterDigital, Inc.	142,197	3,553,503
*	Interline Brands, Inc.	64,930	1,159,650
*	International Shipholding Corp.	13,100	311,518
*	Intersections, Inc.	50,270	471,533
* #	JetBlue Airways Corp.	55,068	218,620
*	JPS Industries, Inc.	8,700	62,205
*	Kadant, Inc.	30,780	822,749
	Kaman Corp. Class A	70,600	1,828,540
#	Kaydon Corp.	78,212	4,779,535
	Kelly Services, Inc. Class A	87,766	1,843,086
*	Kenexa Corp.	70,109	1,411,995
*	Key Technology, Inc.	14,402	526,681
*	Kforce, Inc.	113,255	1,047,609
#	Knight Transportation, Inc.	238,279	4,350,975
	Knoll, Inc.	97,400	1,444,442
*	Korn/Ferry International	122,020	2,049,936
*	K-Tron International, Inc.	9,527	1,303,103
*	L.B. Foster Co. Class A	9,200	314,916
	L.S. Starrett Co. Class A	6,700	152,626
*	LaBarge, Inc.	45,910	606,012
*	Ladish Co., Inc.	41,600	1,352,416
	Lawson Products, Inc.	23,874	620,485
*	Layne Christensen Co.	44,028	2,251,152
*	Learning Tree International, Inc.	50,681	897,054
*	LECG Corp.	73,900	746,390
*	LGL Group, Inc.	4,660	34,018
#	Lindsay Corp.	34,200	3,591,000
*	LMI Aerospace, Inc.	33,541	697,653
	LSI Industries, Inc.	59,670	634,889
*	Lydall, Inc.	36,100	553,774
* #	M&F Worldwide Corp.	55,800	1,997,082
*	Mac-Gray Corp.	25,646	269,796
*	Magnetek, Inc.	93,178	419,301
*	MAIR Holdings, Inc.	51,616	216,787
*	Manitex International, Inc.	6,890	37,275
*	Marten Transport, Ltd.	60,882	1,091,005
	Maxco, Inc.	3,000	11,250
	McGrath Rentcorp.	72,714	2,009,088
*	Meadow Valley Corp.	2,300	24,104
*	Media Sciences International, Inc.	2,800	8,120
* #	Medialink Worldwide, Inc.	20,206	20,610
*	Merrimac Industries, Inc.	2,960	20,572
* #	Mesa Air Group, Inc.	102,335	73,681
* #	Metalline Mining Co.	7,345	14,910
	Met-Pro Corp.	42,138	568,020
*	MFRI, Inc.	19,687	306,920
* #	Microvision, Inc.	135,419	468,550
* #	Middleby Corp.	37,974	2,167,936
* #	Milacron, Inc.	14,030	17,958

37

* #	Millennium Cell, Inc.	39,488	1,738
*	Miller Industries, Inc.	34,580	386,950
	Mine Safety Appliances Co.	103,000	4,247,720
*	Misonix, Inc.	21,400	77,040
*	Mobile Mini, Inc.	98,930	2,391,138
*	Modtech Holdings, Inc.	49,050	10,781
*	Moog, Inc. Class A	102,846	4,663,038
*	Moog, Inc. Class B	6,550	296,388
*	MTC Technologies, Inc.	48,178	1,148,082
	Mueller Industries, Inc.	102,145	3,655,770
	Mueller Water Products, Inc.	38,100	385,953
#	Mueller Water Products, Inc. Class B	91,200	902,880
	Multi-Color Corp.	35,280	784,980
	NACCO Industries, Inc. Class A	9,645	837,765
*	Nashua Corp.	7,100	67,024
*	National Patent Development Corp.	13,860	31,878
*	National Technical Systems, Inc.	20,700	114,885
*	Navigant Consulting, Inc.	152,300	3,068,845
*	NCI Building Systems, Inc.	54,100	1,690,084
	Nordson Corp.	96,650	6,944,303
*	North America Galvanizing & Coatings, Inc.	34,443	264,867
* #	Odyssey Marine Exploration, Inc.	140,567	690,184
*	Old Dominion Freight Line, Inc.	103,422	3,121,276
#	Omega Flex, Inc.	24,600	441,078
*	On Assignment, Inc.	107,814	899,169
*	Orbit International Corp.	1,977	13,819
*	Orbital Sciences Corp.	170,552	4,427,530
*	P.A.M. Transportation Services, Inc.	29,819	437,147
	Pacer International, Inc.	51,999	1,167,898
*	Paragon Technologies, Inc.	9,200	60,168
*	Park-Ohio Holdings Corp.	31,335	470,652
*	Patrick Industries, Inc.	8,995	65,304
*	Patriot Transportation Holding, Inc.	9,421	846,759
*	Peerless Manufacturing Co.	21,748	1,010,412
*	Pemco Aviation Group Inc	2,150	4,881
*	Perini Corp.	73,400	2,825,166
*	PHH Corp.	139,700	2,630,551
*	Pike Electric Corp.	66,670	1,039,385
* #	Pinnacle Airlines Corp.	64,200	417,942
*	Plug Power, Inc.	195,043	612,435
* #	Point Blank Solutions, Inc.	116,800	367,920
	Portec Rail Products, Inc.	18,625	226,294
*	Powell Industries, Inc.	33,383	1,784,989
*	Power-One, Inc.	268,380	815,875
	Preformed Line Products Co.	10,107	510,606
* #	Protection One, Inc.	13,795	117,395
	Providence & Worcester Railroad Co.	3,900	78,000
*	Quality Distribution, Inc.	57,500	201,250
*	Quanex Building Products Corp.	98,872	1,740,147
	Quipp, Inc.	1,400	7,280
	Quixote Corp.	25,340	258,468
	Raven Industries, Inc.	51,630	1,949,033
*	RBC Bearings, Inc.	42,375	1,596,690
*	RCM Technologies, Inc.	36,854	159,209
	Regal-Beloit Corp.	88,304	4,106,136

38

*	Republic Airways Holdings, Inc.	123,334	1,502,208
	Resources Connection, Inc.	137,136	2,881,227
	Robbins & Myers, Inc.	101,100	4,093,539
	Rollins, Inc.	306,575	4,877,608
*	Rush Enterprises, Inc. Class A	73,216	1,184,635
*	Rush Enterprises, Inc. Class B	37,831	568,978
*	Saia, Inc.	33,054	459,781
	Schawk, Inc.	73,460	1,229,720
*	School Specialty, Inc.	59,658	1,872,665
*	Schuff International, Inc.	6,700	187,600
	Servidyne, Inc.	330	2,010
	Servotronics, Inc.	6,714	106,685
*	SIFCO Industries, Inc.	18,330	235,541
*	Simclar, Inc.	6,300	21,672
#	Simpson Manufacturing Co., Inc.	133,541	3,522,812
	Skywest, Inc.	171,073	2,644,789
*	SL Industries, Inc.	10,946	160,906
*	SmartPros, Ltd.	10,300	39,140
*	SPACEHAB, Inc.	1,822	1,075
*	Sparton Corp.	10,593	48,728
*	Spherion Corp.	139,620	702,289
*	Spherix, Inc.	46,095	47,478
* #	Spire Corp.	24,326	349,808
*	Standard Parking Corp.	54,871	1,176,434
	Standard Register Co.	70,400	836,352
	Standex International Corp.	35,700	737,205
*	Stanley, Inc.	22,400	706,944
	Steelcase, Inc. Class A	173,091	2,180,947
*	Sterling Construction Co., Inc.	30,600	608,634
	Sun Hydraulics, Inc.	45,203	1,813,092
*	Superior Essex, Inc.	56,618	2,462,883
	Supreme Industries, Inc.	15,608	72,733
* #	Synutra International, Inc.	10,986	360,451
	Sypris Solutions, Inc.	52,947	237,732
*	SYS Technologies	39,525	96,836
	TAL International Group, Inc.	65,150	1,750,581
*	Taleo Corp. Class A	49,282	975,291
* #	Taser International, Inc.	178,500	1,254,855
*	Team, Inc.	43,700	1,400,148
*	TeamStaff, Inc.	4,425	10,178
	Tech/Ops Sevcon, Inc.	9,755	72,187
	Technology Research Corp.	18,750	56,250
	Tecumseh Products Co. Class A	36,840	1,286,084
*	Tecumseh Products Co. Class B	200	6,050
*	Teledyne Technologies, Inc.	100,500	5,595,840
*	TeleTech Holdings, Inc.	132,881	3,433,645
	Tennant Co.	52,000	1,828,840
*	Tetra Tech, Inc.	160,796	4,251,446
*	The Advisory Board Co.	59,897	2,765,444
*	The Geo Group, Inc.	142,900	3,285,271
	Thomas Group, Inc.	8,400	21,588
	Titan International, Inc.	74,900	2,960,797
	Todd Shipyards Corp.	19,568	286,476
#	Toro Co.	76,854	3,003,454
*	Trailer Bridge, Inc.	8,400	51,912

39

*	TransDigm Group, Inc.	63,782	2,780,895
*	TRC Companies, Inc.	57,796	299,383
	Tredegar Industries, Inc.	91,191	1,332,301
* #	Trex Co., Inc.	45,600	510,720
	Triumph Group, Inc.	43,975	2,734,805
* #	TRM Corp.	53,100	13,275
*	TrueBlue, Inc.	147,800	2,151,968
*	Tufco Technologies, Inc.	4,700	31,020
*	TurboChef Technologies, Inc.	87,238	587,112
	Twin Disc, Inc.	33,180	630,420
*	U.S. Home Systems, Inc.	26,949	126,660
*	Ultralife Batteries, Inc.	43,430	548,521
*	United Rentals, Inc.	4,500	92,655
*	United Stationers, Inc.	79,909	3,383,347
	Universal Forest Products, Inc.	52,405	1,778,102
*	Universal Security Instruments, Inc.	7,249	46,031
*	Universal Truckload Services, Inc.	29,500	718,620
*	UQM Technologies, Inc.	81,800	206,954
*	USA Truck, Inc.	30,535	390,237
* #	Valence Technology, Inc.	19,099	77,351
#	Valmont Industries, Inc.	51,250	5,885,550
*	Valpey Fisher Corp.	6,435	26,705
*	Versar, Inc.	24,600	127,920
	Viad Corp.	64,799	2,137,071
#	Vicor Corp.	78,212	883,013
*	Volt Information Sciences, Inc.	73,650	1,101,804
	VSE Corp.	17,700	608,349
	Wabash National Corp.	90,200	773,916
	Wabtec Corp.	133,700	6,226,409
* #	Waste Connections, Inc.	96,050	3,153,322
#	Watsco, Inc. Class A	67,100	3,120,150
	Watsco, Inc. Class B	1,800	83,250
	Watson Wyatt & Co. Holdings	78,600	4,603,602
#	Watts Water Technologies, Inc.	86,680	2,458,245
*	WCA Waste Corp.	51,195	282,084
#	Werner Enterprises, Inc.	213,184	4,037,705
*	WESCO International, Inc.	74,464	3,299,500
*	Westaff, Inc.	43,832	89,417
*	Willdan Group, Inc.	1,800	9,720
*	Willis Lease Finance Corp.	16,895	186,183
	Woodward Governor Co.	201,914	8,131,077
	WSI Industries, Inc.	1,900	23,009
*	Zareba Systems, Inc.	300	747
Total Industrials			564,998,110

Information Technology — (14.7%)
*	3Com Corp.	371,557	936,324
* #	8X8, Inc.	16,900	19,604
*	Acacia Research-Acacia Technologies	82,560	448,301
* #	Access Integrated Technologies, Inc.	67,000	144,050
* #	ACI Worldwide, Inc.	104,139	1,813,060
*	Acme Packet, Inc.	13,579	122,347
*	Acorn Factor, Inc.	6,600	42,702
*	Actel Corp.	77,235	1,324,580
*	ActivIdentity Corp.	146,125	414,995

40

*	Actuate Corp.	184,566	915,447
	Acxiom Corp.	77,999	1,144,245
*	Adaptec, Inc.	351,400	1,135,022
*	ADC Telecommunications, Inc.	200,042	3,148,661
*	ADDvantage Technologies Group, Inc.	22,174	81,600
* #	Adept Technology, Inc.	15,103	126,714
	Adtran, Inc.	220,532	5,489,041
*	Advanced Analogic Technologies, Inc.	135,729	947,388
*	Advanced Energy Industries, Inc.	128,364	2,033,286
* #	Advanced Photonix, Inc.	20,800	29,120
* #	Advent Software, Inc.	80,615	3,464,027
*	Aehr Test Systems	18,519	161,856
*	Aetrium, Inc.	32,893	102,955
	Agilysys, Inc.	78,888	823,591
*	Airspan Networks, Inc.	124,100	110,201
* ●	Allen Organ Co.	800	7,270
	Alliance Semiconductor Corp.	47,150	44,793
*	Allied Motion Technologies, Inc.	2,800	15,204
* #	American Commercial Lines, Inc.	142,183	2,181,087
	American Software, Inc. Class A	74,349	486,242
*	Amkor Technology, Inc.	363,611	3,876,093
* #	Ampex Corp. Class A	5,725	1,431
*	Amtech Systems, Inc.	24,270	238,574
* #	Anadigics, Inc.	168,200	2,078,952
*	Analysts International Corp.	58,605	101,973
*	Anaren, Inc.	50,097	651,762
*	Ansoft Corp.	67,728	2,470,717
*	Apogee Technology, Inc.	3,600	2,934
*	Applied Digital Solutions, Inc.	171,192	145,513
*	Applied Micro Circuits Corp.	200,114	1,963,118
* #	Ariba, Inc.	220,857	3,277,518
* #	Arris Group, Inc.	377,119	3,529,834
*	Art Technology Group, Inc.	406,364	1,523,865
*	ASA International, Ltd.	640	2,496
* #	Ascendia Brands, Inc.	32,095	963
*	Aspen Technology, Inc.	279,189	4,020,322
*	Astea International, Inc.	2,800	9,744
	Astro-Med, Inc.	13,564	135,640
*	Asyst Technologies, Inc.	156,000	553,800
* #	Atari, Inc.	26,708	43,801
* #	Atheros Communications	156,996	5,246,806
	Atlantic Tele-Network, Inc.	30,383	910,275
*	Atmel Corp.	214,274	957,805
*	ATMI, Inc.	100,833	3,017,932
*	Authentidate Holding Corp.	97,700	49,827
*	Autobytel, Inc.	132,745	221,684
* #	Avanex Corp.	400,848	473,001
* #	Avid Technology, Inc.	122,163	2,621,618
*	Aviza Technology, Inc.	67,330	36,358
*	Avocent Corp.	137,465	2,712,184
*	Aware, Inc.	78,492	284,141
*	Axcelis Technologies, Inc.	307,496	1,755,802
*	Axesstel, Inc.	35,283	28,579
*	AXS-One, Inc.	74,400	26,040
*	AXT, Inc.	98,090	453,176

41

* #	Bankrate, Inc.	56,957	2,876,329
* #	BearingPoint, Inc.	586,461	797,587
	Bel Fuse, Inc. Class A	8,710	266,962
	Bel Fuse, Inc. Class B	27,943	731,827
*	Bell Industries, Inc.	8,500	1,828
*	Bell Microproducts, Inc.	94,771	251,143
*	Benchmark Electronics, Inc.	192,292	3,417,029
*	BigBand Networks, Inc.	91,472	484,802
*	Bitstream, Inc.	7,200	45,216
	Black Box Corp.	47,702	1,369,047
	Blackbaud, Inc.	90,052	2,130,630
* #	Blackboard, Inc.	90,064	3,411,624
*	Blonder Tongue Laboratories, Inc.	9,200	11,132
*	Blue Coat Systems, Inc.	85,172	1,543,317
	Bogen Communications International, Inc.	11,900	56,228
*	Bookham, Inc.	231,616	470,180
* #	Borland Software Corp.	224,887	317,091
*	Bottomline Technologies, Inc.	71,639	712,808
*	Brightpoint, Inc.	182,720	1,799,792
* #	BroadVision, Inc.	460,206	469,410
*	Brooks Automation, Inc.	216,134	2,202,405
*	BSQUARE Corp.	31,968	152,487
* #	Cabot Microelectronics Corp.	68,424	2,538,530
*	CACI International, Inc. Class A	59,446	3,029,963
*	CalAmp Corp.	71,958	180,615
*	California Micro Devices Corp.	75,197	268,453
*	Callidus Software, Inc.	58,904	358,136
*	CallWave, Inc.	64,800	157,464
	CAM Commerce Solutions, Inc.	9,700	351,431
*	Captaris, Inc.	89,978	392,304
*	Cascade Microtech, Inc.	12,510	98,204
#	Cass Information Systems, Inc.	13,637	433,247
*	Catalyst Semiconductor, Inc.	52,102	234,459
*	Catapult Communications Corp.	45,691	336,743
*	Centillium Communications, Inc.	114,489	91,591
*	CEVA, Inc.	64,067	536,241
*	Checkpoint Systems, Inc.	113,800	2,955,386
*	Cherokee International Corp.	62,569	181,450
*	Chordiant Software, Inc.	101,200	649,704
*	Ciber, Inc.	154,712	1,086,078
*	Ciprico, Inc.	11,397	18,463
*	Cirrus Logic, Inc.	250,090	1,640,590
*	Clarus Corp.	32,100	192,600
*	Clearfield, Inc.	11,200	16,800
	CLST Holdings, Inc.	23,918	8,730
*	CMGI, Inc.	72,221	1,081,871
*	CNET Networks, Inc.	553,785	6,340,838
* #	Cogent, Inc.	149,516	1,789,707
	Cognex Corp.	127,840	3,561,622
*	Coherent, Inc.	81,993	2,481,928
	Cohu, Inc.	65,598	1,122,382
*	Comarco, Inc.	24,656	79,392
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	13,550	149,728
*	Commvault Systems, Inc.	38,931	681,682

42

*	Computer Task Group, Inc.	47,700	238,977
*	Comtech Telecommunications Corp.	68,300	3,162,290
*	Concur Technologies, Inc.	112,683	4,132,086
*	Concurrent Computer Corp.	189,900	131,031
* #	Conexant Systems, Inc.	597,878	275,024
* #	Convera Corp.	125,374	174,270
*	CPI International, Inc.	39,368	479,896
*	Cray, Inc.	22,502	140,187
*	Credence Systems Corp.	333,398	360,070
*	CSG Systems International, Inc.	129,232	1,716,201
*	CSP, Inc.	8,385	49,220
	CTS Corp.	82,559	898,242
*	CVD Equipment Corp.	11,029	34,852
*	Cyberoptics Corp.	27,611	247,395
*	Cybersource Corp.	197,588	3,835,183
* #	Cymer, Inc.	118,986	3,679,047
#	Daktronics, Inc.	114,316	2,308,040
*	Data I/O Corp.	7,300	42,997
*	Datalink Corp.	31,600	150,100
	Dataram Corp.	27,130	88,173
*	DataTRAK International, Inc.	6,800	4,182
*	Datawatch Corp.	3,832	10,078
*	DDi Corp.	736	4,607
* #	DealerTrack Holdings, Inc.	77,922	1,639,479
*	Delphax Technologies, Inc.	6,100	1,220
*	Digi International, Inc.	76,826	692,971
*	Digimarc Corp.	63,965	710,651
*	Digital River, Inc.	68,560	2,746,514
* #	Diodes, Inc.	108,058	3,050,477
*	Ditech Networks, Inc.	109,212	259,925
*	Dot Hill Systems Corp.	129,578	388,734
*	DSP Group, Inc.	83,000	692,220
*	DTS, Inc.	53,089	1,778,482
*	Dycom Industries, Inc.	119,366	2,047,127
*	Dynamics Research Corp.	27,808	298,102
*	EarthLink, Inc.	365,297	3,506,851
*	Easylink Services International Corp.	3,800	10,944
* #	Echelon Corp.	120,810	1,783,156
*	EDGAR Online, Inc.	83,111	191,155
*	Edgewater Technology, Inc.	39,155	201,257
*	EFJ, Inc.	73,494	108,771
*	Elecsys Corp.	6,001	34,206
*	Electro Scientific Industries, Inc.	83,396	1,317,657
* #	Electroglas, Inc.	60,300	113,364
*	Electronics for Imaging, Inc.	162,317	2,689,593
* #	Elixir Gaming Technologies, Inc.	282,714	412,762
* #	eLoyalty Corp.	29,189	244,020
* #	EMCORE Corp.	154,350	1,213,191
*	EMS Technologies, Inc.	44,168	1,209,320
*	Emulex Corp.	241,300	3,383,026
*	En Pointe Technologies, Inc.	6,100	14,396
*	Endwave Corp.	36,900	252,396
* #	Enliven Marketing Technologies Corp.	83,787	77,922
*	Entegris, Inc.	371,794	2,859,096
*	Entertainment Distribution Co., Inc.	206,577	92,960

43

*	Entorian Technologies, Inc.	145,395	152,665
*	Entrust, Inc.	180,989	506,769
*	Epicor Software Corp.	165,222	1,417,605
*	EPIQ Systems, Inc.	84,049	1,385,968
*	ePlus, Inc.	24,690	293,811
*	ESS Technology, Inc.	105,900	169,440
* #	Euronet Worldwide, Inc.	110,036	2,152,304
*	Evans & Sutherland Computer Corp.	11,943	11,107
*	Evolving Systems, Inc.	11,000	25,630
*	Exar Corp.	118,838	934,067
*	Excel Technology, Inc.	28,972	753,851
*	Extreme Networks, Inc.	340,314	1,106,021
	Fair Isaac Corp.	83,173	2,101,782
*	Fairchild Semiconductor Corp. Class A	163,972	2,459,580
* #	FalconStor Software, Inc.	140,405	1,255,221
* #	Faro Technologies, Inc.	41,970	1,203,280
*	FEI Co.	99,154	2,324,170
* #	Finisar Corp.	915,918	1,685,289
*	Forgent Networks, Inc.	67,680	37,224
* #	FormFactor, Inc.	95,834	2,092,056
*	Forrester Research, Inc.	65,587	1,981,383
* #	FortuNet, Inc.	10,094	63,693
	Frequency Electronics, Inc.	18,800	125,960
*	FSI International, Inc.	90,939	159,143
* #	Gartner Group, Inc.	88,200	1,921,878
*	Gerber Scientific, Inc.	63,000	630,630
	Gevity HR, Inc.	80,810	603,651
*	Giga-Tronics, Inc.	4,500	6,188
*	Globecomm Systems, Inc.	37,253	361,727
* #	Glu Mobile, Inc.	100	493
*	Goldleaf Financial Solutions, Inc.	57,085	117,024
*	Greenfield Online, Inc.	74,200	945,308
*	GSE Systems, Inc.	38,896	334,506
*	GSI Technology, Inc.	1,900	7,809
*	GTSI Corp.	31,222	240,097
*	Guidance Software, Inc.	37,774	377,362
*	Hackett Group, Inc.	139,433	736,206
*	Halifax Corp.	1,000	400
*	Harmonic, Inc.	232,347	2,235,178
*	Harris Stratex Networks, Inc. Class A	72,616	816,204
*	Hauppauge Digital, Inc.	32,457	74,651
#	Heartland Payment Systems, Inc.	107,197	2,766,755
*	hi/fn, Inc.	45,100	228,206
*	Hittite Microwave Corp.	90,710	3,623,865
*	Hughes Communications, Inc.	16,525	766,595
*	Hutchinson Technology, Inc.	77,500	1,116,000
*	Hypercom Corp.	168,500	820,595
*	I.D. Systems, Inc.	33,870	249,283
* #	i2 Technologies, Inc.	62,200	746,400
	iBasis, Inc.	124,863	418,291
*	Ibis Technology Corp.	27,000	7,020
*	iCAD, Inc.	3,500	12,880
*	iGATE Capital Corp.	151,665	1,296,736
* #	iGo, Inc.	96,612	125,596
*	Ikanos Communications	49,350	175,686

44

* #	ImageWare Systems, Inc.	45,400	24,970
*	I-many, Inc.	110,892	112,001
	Imation Corp.	98,801	2,584,634
#	Imergent, Inc.	37,362	429,663
*	Immersion Corp.	75,600	647,892
*	InFocus Corp.	123,013	210,352
*	Informatica Corp.	257,957	4,643,226
	InfoSpace, Inc.	89,946	821,207
	infoUSA, Inc.	128,949	723,404
*	Innodata Isogen, Inc.	70,793	221,582
*	Innovex, Inc.	51,200	38,400
*	InPlay Technologies, Inc.	9,800	4,900
*	Insight Enterprises, Inc.	130,041	1,742,549
*	Insightful Corp.	6,100	11,590
*	InsWeb Corp.	1,533	15,330
	Integral Systems, Inc.	32,175	1,273,808
*	Integrated Silicon Solution, Inc.	74,354	453,559
*	Intelli-Check, Inc.	39,587	107,281
*	Intelligent Systems Corp.	14,381	47,457
*	Intelligroup, Inc.	29,800	50,660
*	Interactive Intelligence, Inc.	49,241	641,610
*	Interlink Electronics, Inc.	33,400	26,720
* #	Intermec, Inc.	177,800	4,018,280
* #	Internap Network Services Corp.	140,500	740,435
*	International Rectifier Corp.	56,500	1,309,670
*	Internet Brands, Inc.	17,300	122,657
*	Internet Capital Group, Inc.	112,131	1,128,038
*	Interphase Corp.	19,339	71,941
*	Intervoice, Inc.	112,807	728,733
*	Interwoven, Inc.	139,023	1,864,298
*	Intest Corp.	27,232	48,881
*	Intevac, Inc.	62,436	718,014
*	IntriCon Corp.	15,310	119,418
*	INX, Inc.	10,200	128,826
*	Iomega Corp.	162,195	622,829
*	iPass, Inc.	146,989	316,026
*	iPCS, Inc.	30,602	918,060
*	IPG Photonics Corp.	14,331	287,910
*	Iteris, Inc.	65,196	194,284
*	Ixia	174,828	1,414,359
*	IXYS Corp.	98,524	1,148,790
*	j2 Global Communications, Inc.	139,864	3,709,193
*	Jaco Electronics, Inc.	6,475	8,353
*	JDA Software Group, Inc.	71,012	1,448,645
*	Jupitermedia Corp.	105,569	196,358
	Keithley Instruments, Inc.	45,870	469,709
*	Kemet Corp.	204,523	824,228
*	Key Tronic Corp.	29,877	107,557
*	Keynote Systems, Inc.	33,400	450,900
*	Kintera, Inc.	44,436	47,991
*	Kopin Corp.	200,510	607,545
*	Kratos Defense & Security Solutions, Inc.	177,204	345,548
*	Kulicke & Soffa Industries, Inc.	169,286	1,198,545
*	KVH Industries, Inc.	40,428	355,766
* #	L-1 Identity Solutions, Inc.	206,539	3,263,316

45

*	Lantronix, Inc.	14,000	12,057
*	LaserCard Corp.	35,724	261,500
*	Lattice Semiconductor Corp.	331,183	1,179,011
* #	Lawson Software, Inc.	562,760	4,907,267
*	Leadis Technolgies, Inc.	6,400	10,688
*	LeCroy Corp.	36,864	318,874
*	LightPath Technologies, Inc.	1,850	3,127
*	Lionbridge Technologies, Inc.	163,246	396,688
*	Littlefuse, Inc.	65,856	2,488,698
*	Logic Devices, Inc.	6,400	6,784
*	LogicVision, Inc.	19,976	29,964
*	Logility, Inc.	40,957	269,497
*	LoJack Corp.	54,500	504,125
*	LookSmart, Ltd.	74,072	320,732
*	Loral Space & Communications, Inc.	61,243	1,187,502
*	LTX Corp.	186,096	547,122
* #	Lumera Corp.	60,684	61,898
*	Luna Innovations, Inc.	21,588	169,034
*	Macrovision Solutions Corp.	272,623	3,688,589
*	Magma Design Automation, Inc.	111,283	840,187
*	Management Network Group, Inc.	72,722	120,719
*	Manhattan Associates, Inc.	78,562	1,995,475
*	ManTech International Corp. Class A	55,900	2,819,037
#	Marchex, Inc. Class B	85,831	1,134,686
*	Mastec, Inc.	189,250	2,231,258
*	Mattson Technology, Inc.	164,545	826,016
	Maximus, Inc.	62,100	2,283,417
* #	Maxwell Technologies, Inc.	47,979	654,913
*	MDI, Inc.	9,933	4,571
* #	Mechanical Technology, Inc.	10,758	34,426
*	MedQuist, Inc.	15,960	144,837
*	Mentor Graphics Corp.	242,586	2,826,127
*	Mercury Computer Systems, Inc.	64,100	568,567
*	Merix Corp.	55,793	139,483
	Mesa Laboratories, Inc.	10,980	220,588
	Methode Electronics, Inc.	104,520	1,195,709
	Micrel, Inc.	217,157	2,084,707
* #	Microsemi Corp.	202,902	5,559,515
*	MicroStrategy, Inc.	27,500	2,189,275
*	Microtune, Inc.	156,747	655,202
* #	Midway Games, Inc.	279,700	615,340
* #	Mindspeed Technologies, Inc.	353,770	290,091
*	MIPS Technologies, Inc.	133,600	510,352
*	MIVA, Inc.	107,512	182,770
*	MKS Instruments, Inc.	163,107	3,842,801
	Mocon, Inc.	19,009	207,388
*	Moldflow Corp.	34,512	759,264
*	Monolithic Power Systems	89,119	2,159,353
* #	MoSys, Inc.	101,524	507,620
* #	Motive, Inc.	22,900	31,373
*	MPS Group, Inc.	279,900	3,213,252
* #	MRV Communications, Inc.	416,011	740,500
*	MSC. Software Corp.	125,777	1,555,861
*	MTM Technologies, Inc.	4,600	1,334
	MTS Systems Corp.	52,187	1,974,756

46

* #	Multi-Fineline Electronix, Inc.	67,572	1,354,819
*	Nanometrics, Inc.	44,426	350,521
*	Napco Security Systems, Inc.	58,560	269,376
*	Napster, Inc.	3,129	4,850
*	NCI, Inc.	15,483	325,143
* #	NeoMagic Corp.	43,418	32,564
* #	Neonode, Inc.	680	639
*	NETGEAR, Inc.	99,193	1,883,675
* #	Netlogic Microsystems, Inc.	58,678	2,215,681
*	NetManage, Inc.	28,694	204,014
*	NetScout Systems, Inc.	90,350	1,148,349
*	Network Engines, Inc.	117,477	149,196
* #	Network Equipment Technologies, Inc.	84,300	412,227
*	Newport Corp.	115,412	1,544,213
	NIC, Inc.	184,065	1,501,970
*	NMS Communications Corp.	149,300	173,188
*	Novatel Wireless, Inc.	86,502	891,836
*	Nu Horizons Electronics Corp.	42,055	241,816
*	NumereX Corp. Class A	46,751	354,840
* #	NYFIX, Inc.	69,114	274,383
	O.I. Corp.	3,540	41,489
* #	Oculus Innovative Sciences, Inc.	24,568	98,026
* #	Omniture, Inc.	121,725	3,000,521
* #	OmniVision Technologies, Inc.	134,900	2,185,380
*	Omtool, Ltd.	3,470	10,063
* #	On2 Technologies, Inc.	262,300	225,578
*	Online Resources Corp.	73,670	714,599
*	Onvia, Inc.	15,469	86,008
	Openwave Systems, Inc.	294,252	582,619
*	Oplink Communications, Inc.	61,500	681,420
*	OPNET Technologies, Inc.	63,011	595,454
*	OPTi, Inc.	11,000	30,580
*	Optical Cable Corp.	13,800	87,078
*	Optium Corp.	5,920	65,120
* #	Orbcomm, Inc.	43,411	268,714
*	Orthovita, Inc.	70,360	175,900
*	OSI Systems, Inc.	43,500	1,096,635
*	Overland Storage, Inc.	39,267	41,230
*	OYO Geospace Corp.	19,011	1,072,601
*	Packeteer, Inc.	102,448	727,381
* #	Palm, Inc.	241,996	1,466,496
*	PAR Technology Corp.	30,269	284,529
*	Parametric Technology Corp.	220,413	4,139,356
	Park Electrochemical Corp.	56,150	1,659,233
* #	Parkervision, Inc.	72,886	813,408
*	PC Connection, Inc.	81,741	890,159
	PC-Tel, Inc.	64,900	641,861
*	PDF Solutions, Inc.	85,956	484,792
*	Peerless Systems Corp.	22,500	45,900
	Pegasystems, Inc.	98,767	1,216,809
*	Perceptron, Inc.	21,468	186,128
*	Perficient, Inc.	86,237	914,975
*	Performance Technologies, Inc.	36,600	202,764
*	Pericom Semiconductor Corp.	68,136	1,276,869
*	Perot Systems Corp.	156,465	2,584,802

47

*	Pervasive Software, Inc.	66,787	311,895
*	Pfsweb, Inc.	32,042	30,119
*	Phoenix Technologies, Ltd.	69,036	738,685
*	Photon Dynamics, Inc.	48,189	612,964
*	Photon Dynamics, Inc.	15,922	159,538
*	Photronics, Inc.	116,926	1,049,995
*	Pinnacle Data Systems, Inc.	4,400	6,952
*	Pixelworks, Inc.	44,400	32,412
*	Planar Systems, Inc.	47,000	156,040
*	PlanetOut, Inc.	3,410	9,412
	Plantronics, Inc.	152,000	3,692,080
*	PLATO Learning, Inc.	71,069	186,911
*	Plexus Corp.	111,561	3,149,367
*	PLX Technology, Inc.	89,838	751,046
* #	PMC-Sierra, Inc.	623,954	5,309,849
*	Power Integrations, Inc.	72,100	2,352,623
* #	Powerwave Technologies, Inc.	289,994	1,168,676
*	Presstek, Inc.	105,598	658,932
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,525,141
	QAD, Inc.	93,818	718,646
#	Quality Systems, Inc.	76,418	2,516,445
	Qualstar Corp.	6,057	18,110
*	Quantum Corp.	543,200	928,872
*	Quest Software, Inc.	311,330	5,295,723
*	QuickLogic Corp.	92,095	188,795
*	Rackable Systems, Inc.	65,400	893,364
*	Radiant Systems, Inc.	85,934	1,165,265
*	RadiSys Corp.	69,262	694,698
*	Radyne Corp.	29,400	329,574
*	RAE Systems, Inc.	167,000	237,140
*	Rambus, Inc.	12,800	264,448
*	Ramtron International Corp.	74,932	336,445
*	RealNetworks, Inc.	393,619	2,873,419
	Relm Wireless Corp.	41,566	66,506
	REMEC, Inc.	62,445	74,934
	Renaissance Learning, Inc.	81,575	1,219,546
* #	Research Frontiers, Inc.	4,300	25,198
*	RF Micro Devices, Inc.	789,745	3,158,980
*	RF Monolithics, Inc.	26,389	58,056
	Richardson Electronics, Ltd.	43,425	245,351
*	RightNow Technologies, Inc.	91,308	1,356,837
*	Rimage Corp.	28,840	509,891
*	Rofin-Sinar Technologies, Inc.	87,154	3,084,380
*	Rogers Corp.	46,000	1,802,740
*	Rudolph Technologies, Inc.	84,699	852,072
*	S1 Corp.	184,911	1,209,318
* #	Saba Software, Inc.	83,436	318,726
*	Safeguard Scientifics, Inc.	360,500	497,490
*	Sanmina-SCI Corp.	341,458	512,187
*	Sapient Corp.	356,607	2,353,606
* #	SatCon Technology Corp.	101,496	292,308
*	ScanSource, Inc.	70,300	2,106,188
*	Schmitt Industries, Inc.	2,366	14,433
*	Scientific Learning Corp.	17,889	80,143

48

*	SCM Microsystems, Inc.	50,472	149,902
*	Seachange International, Inc.	83,573	656,884
*	Secure Computing Corp.	185,442	988,406
*	Selectica, Inc.	74,960	105,694
* #	Semitool, Inc.	93,667	785,866
*	Semtech Corp.	200,457	3,512,007
*	SI International, Inc.	34,343	841,404
* #	Sigma Designs, Inc.	63,600	1,176,600
*	Sigmatron International, Inc.	2,200	13,178
*	Silicon Image, Inc.	227,005	1,595,845
*	Silicon Laboratories, Inc.	97,424	3,590,074
*	Silicon Storage Technology, Inc.	293,000	952,250
*	Simulations Plus, Inc.	36,778	74,292
* #	SiRF Technology Holdings, Inc.	87,224	634,118
*	Skyworks Solutions, Inc.	489,193	5,053,364
*	SM&A	52,900	263,442
* #	Smith Micro Software, Inc.	86,209	727,604
	Soapstone Networks, Inc.	42,048	224,116
*	Sonic Foundry, Inc.	111,300	75,684
* #	Sonic Solutions, Inc.	75,692	726,643
*	SonicWALL, Inc.	172,700	1,381,600
* #	Sonus Networks, Inc.	723,270	3,102,828
* #	Sourcefire, Inc.	24,200	184,888
*	SourceForge, Inc.	216,271	337,383
*	Spectrum Control, Inc.	38,422	350,024
*	SPSS, Inc.	54,742	2,155,193
*	SRA International, Inc.	120,300	2,836,674
*	SRS Labs, Inc.	52,083	362,498
*	Stamford Industrial Group, Inc.	22,200	31,080
*	Standard Microsystems Corp.	63,117	2,057,614
	StarTek, Inc.	40,300	348,595
*	STEC, Inc.	138,215	1,762,241
* #	SteelCloud, Inc.	11,500	14,605
* #	Stratasys, Inc.	58,900	1,282,253
*	SumTotal Systems, Inc.	78,717	366,034
*	Sunair Electronics, Inc.	7,600	20,824
*	Sunrise Telecom, Inc.	18,500	24,050
* #	Supertex, Inc.	37,700	953,810
*	SupportSoft, Inc.	142,571	531,790
*	Sycamore Networks, Inc.	769,388	2,608,225
*	Sykes Enterprises, Inc.	121,187	2,509,783
*	Symmetricom, Inc.	155,467	654,516
* #	Synaptics, Inc.	74,100	3,169,257
* #	Synchronoss Technologies, Inc.	66,209	879,918
*	SYNNEX Corp.	80,100	1,990,485
	Syntel, Inc.	114,082	3,730,481
	Taitron Components, Inc.	4,900	6,983
*	Take-Two Interactive Software, Inc.	219,901	5,952,720
*	Tech Data Corp.	75,976	2,779,962
*	Technical Communications Corp.	400	2,620
	Technitrol, Inc.	113,100	2,256,345
*	Technology Solutions Co.	1,500	7,770
*	TechTeam Global, Inc.	28,452	283,097
*	Techwell, Inc.	36,196	478,511
*	Tekelec	191,792	3,220,188

49

*	TeleCommunication Systems, Inc.	102,399	539,643
* #	Telkonet, Inc.	173,200	110,848
*	Telular Corp.	57,375	208,271
* #	Terremark Worldwide, Inc.	157,945	995,054
*	Tessco Technologies, Inc.	18,503	235,358
*	Tessera Technologies, Inc.	130,745	2,754,797
* #	The Knot, Inc.	51,645	599,598
	TheStreet.com, Inc.	80,325	620,109
*	Think Partnership, Inc.	221,259	110,630
*	ThinkEngine Networks, Inc.	7,700	1,001
*	THQ, Inc.	126,334	2,709,864
*	TIBCO Software, Inc.	497,773	3,842,808
*	Tier Technologies, Inc. Class B	54,800	454,840
*	TII Network Technologies, Inc.	10,660	20,254
*	TNS, Inc.	62,110	1,554,613
*	Tollgrade Communications, Inc.	42,413	225,637
*	Track Data Corp.	21,535	54,914
*	Transact Technologies, Inc.	28,418	241,269
*	Transcat, Inc.	5,900	39,530
*	Transwitch Corp.	194,405	163,300
* #	Travelzoo, Inc.	45,000	480,600
*	Trident Microsystems, Inc.	161,664	758,204
	Trio-Tech International	8,869	50,110
*	Triquint Semiconductor, Inc.	386,519	2,574,217
*	Troy Group, Inc.	13,200	46,398
	TSR, Inc.	10,113	36,103
* #	TTM Technologies, Inc.	106,400	1,549,184
*	Tumbleweed Communications Corp.	167,495	309,866
*	Tyler Technologies, Inc.	115,200	1,815,552
*	Ulticom, Inc.	111,530	881,087
*	Ultimate Software Group, Inc.	69,799	2,640,496
*	Ultra Clean Holdings, Inc.	50,349	525,140
*	Ultratech, Inc.	67,299	1,077,457
*	Unica Corp.	42,893	360,301
*	Unisys Corp.	104,700	529,782
	United Online, Inc.	199,503	2,439,922
* #	Universal Display Corp.	90,416	1,375,227
* #	UTStarcom, Inc.	330,357	1,585,714
*	ValueClick, Inc.	165,679	3,331,805
* #	Veeco Instruments, Inc.	86,500	1,663,395
*	Verint Systems, Inc.	88,434	1,976,500
* #	Vertical Communications, Inc.	1,200	102
*	Viasat, Inc.	80,291	1,729,468
*	Vicon Industries, Inc.	14,400	69,120
*	Video Display Corp.	11,784	91,326
*	Vignette Corp.	84,776	1,097,849
*	Virage Logic Corp.	64,827	429,155
*	Vishay Intertechnology, Inc.	212,000	2,136,960
* #	Vitesse Semiconductor, Inc.	274,653	184,018
*	Vocus, Inc.	34,116	1,083,865
* #	Volterra Semiconductor Corp.	56,076	891,608
* #	Vyyo, Inc.	59,599	11,920
	Wayside Technology Group, Inc.	6,376	60,891
*	Websense, Inc.	124,272	2,185,944
*	Website Pros, Inc.	63,604	522,189

50

*	Westell Technologies, Inc.	168,119	238,729
*	White Electronics Designs Corp.	75,793	350,922
*	Wind River Systems, Inc.	230,683	2,495,990
*	Winland Electronics, Inc.	5,100	8,874
* #	Wireless Ronin Technologies, Inc.	21,585	144,835
*	Wireless Telecom Group, Inc.	66,460	87,727
*	Wireless Xcessories Group, Inc.	9,500	9,690
* #	Wizzard Software Corp.	1,000	2,150
*	WPCS International, Inc.	11,970	84,867
*	Wright Express Corp.	78,450	2,508,831
* #	X-Rite, Inc.	90,763	159,743
*	Zhone Technologies, Inc.	321,806	308,934
*	ZILOG, Inc.	54,368	214,210
* #	Zix Corp.	140,098	361,453
*	Zones, Inc.	14,371	117,842
*	Zoran Corp.	150,035	2,195,012
*	Zygo Corp.	53,680	642,550
Total Information Technology			570,150,827

Materials — (4.3%)
	A. Schulman, Inc.	73,755	1,666,125
	A.M. Castle & Co.	64,637	2,122,033
*	AEP Industries, Inc.	23,117	605,665
	AMCOL International Corp.	85,875	2,650,103
*	American Pacific Corp.	25,833	437,869
#	American Vanguard Corp.	74,889	1,001,266
* #	Amerigon, Inc.	45,720	567,842
	Arch Chemicals, Inc.	69,942	2,659,894
* #	Arrowhead Research Corp.	67,776	167,407
*	Atlantis Plastics, Inc.	4,300	559
*	Atna Resources, Ltd.	11,410	8,820
	Balchem Corp.	49,337	1,219,611
* #	Basin Water, Inc.	39,173	191,164
*	Brush Engineered Materials, Inc.	58,223	1,945,230
*	Buckeye Technologies, Inc.	104,883	1,115,955
#	Cabot Corp.	71,603	2,294,160
#	Calgon Carbon Corp.	129,600	2,296,512
*	Caraustar Industries, Inc.	87,585	201,446
*	Century Aluminum Co.	18,190	1,327,870
	Chemtura Corp.	249,700	2,179,881
	Chesapeake Corp.	54,002	186,307
* #	Coeur d’Alene Mines Corp.	876,000	2,741,880
	Compass Minerals International, Inc.	93,100	6,796,300
*	Constar International, Inc.	40,577	85,212
*	Continental Materials Corp.	300	6,855
*	Core Molding Technologies, Inc.	34,384	252,722
	Deltic Timber Corp.	35,733	1,926,009
*	Detrex Corp.	500	3,900
#	Eagle Materials, Inc.	86,080	3,085,968
	Empire Resources, Inc.	29,305	142,422
	Ferro Corp.	123,330	2,387,669
	Flamemaster Corp.	189	1,217
* #	Flotek Industries, Inc.	52,572	900,558
	Friedman Industries, Inc.	21,781	136,131
#	General Maritime Corp.	62,446	1,762,851

51

* #	General Moly, Inc.	113,410	1,003,679
#	Georgia Gulf Corp.	93,500	396,440
	Gibraltar Industries, Inc.	91,804	1,480,799
	Glatfelter Co.	96,900	1,509,702
*	Graphic Packaging Holding Co.	620,100	1,841,697
*	H&E Equipment Services, Inc.	70,503	990,567
	H.B. Fuller Co.	170,218	4,233,322
	Hawkins, Inc.	35,150	532,523
*	Haynes International, Inc.	22,107	1,510,571
* #	Headwaters, Inc.	115,900	1,259,833
* #	Hecla Mining Co.	349,800	3,155,196
	Hercules, Inc.	194,000	4,002,220
*	ICO, Inc.	73,742	519,144
*	Impreso, Inc.	5,200	14,040
	Innophos Holdings, Inc.	20,918	582,985
* #	Ion Geophysical Corp.	241,100	3,951,629
	Kaiser Aluminum Corp.	57,421	3,683,557
	KMG Chemicals, Inc.	21,365	234,374
	Koppers Holdings, Inc.	41,700	1,800,606
	Kronos Worldwide, Inc.	40,840	906,240
*	Landec Corp.	76,700	614,367
	Louisiana-Pacific Corp.	194,900	2,366,086
* #	LSB Industries, Inc.	41,600	758,784
*	Material Sciences Corp.	42,535	327,945
*	Maxxam, Inc.	10,790	307,515
	Minerals Technologies, Inc.	52,700	3,668,447
* #	Mines Management, Inc.	44,900	159,395
*	Mod-Pac Corp.	7,627	40,576
	Myers Industries, Inc.	106,996	1,300,001
*	Nanophase Technologies Corp.	55,148	179,231
	Neenah Paper, Inc.	20,415	433,819
	Nevada Chemicals, Inc.	17,187	159,152
#	NewMarket Corp.	45,600	3,569,112
	NL Industries, Inc.	129,090	1,484,535
	NN, Inc.	50,975	663,185
*	Northern Technologies International Corp.	6,025	89,050
*	Northwest Pipe Co.	25,164	1,182,456
	Olin Corp.	210,352	4,732,920
	Olympic Steel, Inc.	22,800	1,481,544
*	OM Group, Inc.	90,700	3,943,636
*	OMNOVA Solutions, Inc.	126,094	455,199
	Penford Corp.	25,400	553,466
*	Peoplesupport, Inc.	36,100	333,925
*	PolyOne Corp.	238,200	1,843,668
	Quaker Chemical Corp.	30,120	962,936
*	Rock of Ages Corp.	4,400	15,048
	Rock-Tenn Co. Class A	111,200	3,968,728
*	Rosetta Resources, Inc.	97,142	2,616,034
	Royal Gold, Inc.	80,035	2,460,276
*	RTI International Metals, Inc.	57,500	2,477,100
	Schweitzer-Maudoit International, Inc.	43,300	883,320
	Scotts Miracle-Gro Co. Class A	90,000	2,538,000
	Sensient Technologies Corp.	131,600	4,138,820
	Silgan Holdings, Inc.	97,469	5,578,151
	Sims Group, Ltd. Sponsored ADR	107,705	3,972,160

52

*	Solitario Resources Corp.	100	511
	Spartech Corp.	86,900	935,913
	Stepan Co.	25,500	1,042,695
* #	Stillwater Mining Co.	261,300	3,749,655
*	Symyx Technologies, Inc.	86,200	662,016
	Synalloy Corp.	14,936	257,646
#	Texas Industries, Inc.	62,100	4,527,090
	Tronox, Inc. Class A	39,100	138,805
	Tronox, Inc. Class B	13,100	43,361
*	U.S. Concrete, Inc.	113,800	597,450
#	U.S. Energy Corp.	10,000	26,800
* #	U.S. Gold Corp.	133,000	287,280
*	UFP Technologies, Inc.	3,500	47,040
*	United States Lime & Minerals, Inc.	9,096	338,826
*	Universal Stainless & Alloy Products, Inc.	18,824	742,795
	Valhi, Inc.	13,478	421,053
	Vulcan International Corp.	700	42,210
*	W.R. Grace & Co.	107,476	2,910,450
	Wausau Paper Corp.	140,626	1,335,947
*	Webco Industries, Inc.	600	78,600
#	Westlake Chemical Corp.	107,900	1,872,065
*	Williams Industries, Inc.	1,200	1,920
#	Worthington Industries, Inc.	165,729	3,304,636
* #	Zoltek Companies, Inc.	75,800	2,291,434
Total Materials			164,599,322

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	753
# ●	EquiMed, Inc.	2,250	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	120
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	53
Total Other			1,340

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	121,343	1,570,178
	Arbinet-thexchange, Inc.	57,612	218,926
*	Cbeyond, Inc.	66,118	1,226,489
*	Centennial Communications Corp.	320,352	2,425,065
*	Cincinnati Bell, Inc.	706,500	2,974,365
* #	Cogent Communications Group, Inc.	142,913	2,350,919
#	Consolidated Communications Holdings, Inc.	76,080	1,141,200
	D&E Communications, Inc.	46,806	450,742
	FairPoint Communications, Inc.	91,100	819,900
* #	FiberTower Corp.	280,972	429,887
*	General Communications, Inc. Class A	155,451	1,144,119
* #	GoAmerica, Inc.	56	382
	Hickory Tech Corp.	39,345	333,252
* #	ICO Global Communications (Holdings), Ltd.	1,500	6,750
	IDT Corp.	38,578	127,307
#	IDT Corp. Class B	187,900	670,803
	Iowa Telecommunications Services, Inc.	75,200	1,445,344

53

*	LCC International, Inc. Class A	69,875	88,043
*	Metro One Telecommunications, Inc.	5,337	5,017
*	Nexstar Broadcasting Group, Inc.	25,227	145,055
* #	Nextwave Wireless, Inc.	145,442	781,024
*	Occam Networks, Inc.	18,306	78,167
*	PAETEC Holding Corp.	251,286	2,221,368
*	Point.360	12,424	19,257
*	Premiere Global Services, Inc.	209,137	3,168,426
* #	Rural Cellular Corp. Class A	47,195	2,112,448
	Shenandoah Telecommunications Co.	600	9,828
*	Spark Networks, Inc.	23,958	101,822
	SureWest Communications	40,512	397,828
*	Syniverse Holdings, Inc.	128,822	2,777,402
* #	Terrestar Corp.	36,311	176,108
*	USA Mobility, Inc.	36,200	284,170
* #	Vonage Holdings Corp.	20,215	40,430
	Warwick Valley Telephone Co.	300	3,546
*	Xeta Corp.	17,017	54,454
Total Telecommunication Services			29,800,021

Utilities — (2.5%)
	ALLETE, Inc.	87,066	3,867,472
*	AMEN Properties, Inc.	1,975	18,703
	American States Water Co.	48,831	1,648,046
*	Aquila, Inc.	1,062,800	4,049,268
	Artesian Resources Corp. Class A	6,222	114,236
	Avista Corp.	150,550	3,196,177
	Black Hills Corp.	107,658	3,793,868
* #	Cadiz, Inc.	17,308	290,601
	California Water Service Group	59,195	2,157,066
	Central Vermont Public Service Corp.	31,550	641,727
	CH Energy Group, Inc.	45,350	1,717,858
	Chesapeake Utilities Corp.	21,210	589,002
	Cleco Corp.	165,087	4,123,873
	Connecticut Water Services, Inc.	24,971	605,796
	Delta Natural Gas Co., Inc.	7,020	207,301
*	El Paso Electric Co.	131,500	2,841,715
	Empire District Electric Co.	86,800	1,786,344
	Energy West, Inc.	5,700	62,130
#	EnergySouth, Inc.	22,804	1,235,977
* #	Environmental Power Corp.	29,836	162,308
	Florida Public Utilities Co.	6,033	72,396
#	Hawaiian Electric Industries, Inc.	147,100	3,880,498
#	IDACORP, Inc.	117,900	3,614,814
	ITC Holdings Corp.	69,628	3,799,600
	Laclede Group, Inc.	63,300	2,532,000
*	Maine & Maritimes Corp.	2,000	88,100
	MGE Energy, Inc.	60,027	2,061,927
	Middlesex Water Co.	38,008	700,868
#	New Jersey Resources Corp.	116,550	3,882,281
	Nicor, Inc.	67,526	2,757,087
	Northwest Natural Gas Co.	80,700	3,679,113
	NorthWestern Corp.	73,299	1,943,156
#	Ormat Technologies, Inc.	78,000	3,908,580
#	Otter Tail Corp.	84,460	3,170,628

54

#	Piedmont Natural Gas Co.	92,500	2,500,275
	PNM Resources, Inc.	146,771	2,179,549
	Portland General Electric Co.	134,400	3,146,304
	RGC Resources, Inc.	3,464	95,156
#	SJW Corp.	51,850	1,610,461
	South Jersey Industries, Inc.	83,728	3,202,596
	Southern Union Co.	1	20
	Southwest Gas Corp.	116,500	3,632,470
	Southwest Water Co.	71,467	736,110
	UIL Holdings Corp.	67,566	2,189,138
	Unisource Energy Corp.	99,085	3,359,972
	Unitil Corp.	7,010	196,631
	WGL Holdings, Inc.	136,772	4,771,975
	York Water Co.	4,569	66,982
Total Utilities			96,888,155

TOTAL COMMON STOCKS			3,057,946,922

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	5,352	1,386,168

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	29
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	6,559
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			6,588

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $20,570,000 FNMA 6.50%, 08/01/37, valued at $18,860,072) to be repurchased at $18,582,004	$18,579	18,579,000

SECURITIES LENDING COLLATERAL — (20.4%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $974,257,439 FNMA, rates ranging from 3.500 to 8.000%, maturities ranging from 09/01/17 to 05/01/38, valued at $722,907,624) to be repurchased at $701,989,508	701,852	701,852,062

55

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $116,776,750 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/27 to 02/01/48, valued at $91,148,246) to be repurchased at $88,508,827	88,492	88,492,161

TOTAL SECURITIES LENDING COLLATERAL		790,344,223

TOTAL INVESTMENTS - (100.0%) (Cost $3,869,161,947)		$3,868,262,901

See accompanying Notes to Financial Statements.

56

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.6%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,081,989
*	4Kids Entertainment, Inc.	123,488	963,206
*	99 Cents Only Stores	377,100	3,156,327
*	A.C. Moore Arts & Crafts, Inc.	199,406	1,393,848
*	Acme Communications, Inc.	145,810	218,715
	Acme United Corp.	31,807	444,980
*	AFC Enterprises, Inc.	171,110	1,711,100
*	Aftermarket Technology Corp.	216,255	4,841,949
	Aldila, Inc.	53,836	411,845
*	Alloy, Inc.	134,453	1,156,296
	Ambassadors Group, Inc.	40,970	760,403
* #	Ambassadors International, Inc.	97,569	617,612
	AMCON Distributing Co.	2,644	82,757
* #	AMDL, Inc.	49,054	153,539
*	American Biltrite, Inc.	57,750	317,625
* #	America’s Car-Mart, Inc.	105,056	1,732,373
#	Arctic Cat, Inc.	114,789	907,981
	Ark Restaurants Corp.	35,874	950,661
	Asbury Automotive Group, Inc.	322,198	5,306,601
*	Ashworth, Inc.	133,600	431,528
*	Audiovox Corp. Class A	165,885	1,768,334
* #	Avatar Holdings, Inc.	80,366	2,786,289
*	Bakers Footwear Group, Inc.	60,195	120,390
*	Ballantyne of Omaha, Inc.	134,735	565,887
*	Barry (R.G.) Corp.	163,435	1,296,040
	Bassett Furniture Industries, Inc.	90,500	1,085,095
	Beasley Broadcast Group, Inc.	65,543	308,052
*	Benihana, Inc.	68,364	615,960
*	Benihana, Inc. Class A	82,390	736,567
#	Big 5 Sporting Goods Corp.	127,259	1,144,058
*	Birks & Mayors, Inc.	13,946	45,464
* #	BJ’s Restaurants, Inc.	248,236	3,182,386
#	Blockbuster, Inc. Class A	747,928	2,430,766
*	Blockbuster, Inc. Class B	269,832	690,770
* #	Blue Nile, Inc.	16,851	898,327
*	Bluegreen Corp.	277,229	1,907,336
	Blyth, Inc.	236,700	4,606,182
#	Bon-Ton Stores, Inc.	132,972	885,594
	Books-A-Million, Inc.	171,700	1,289,467
	Bowl America, Inc. Class A	55,406	777,069
*	Broadview Institute, Inc.	15,800	35,471
#	Brookfield Homes Corp.	52,800	797,280
	Brown Shoe Company, Inc.	40,100	677,289

1

*	Buca, Inc.	180,840	90,420
* #	Buffalo Wild Wings, Inc.	156,089	5,143,133
* #	Build-A-Bear-Workshop, Inc.	103,900	950,685
*	Cache, Inc.	159,586	2,025,146
*	California Coastal Communities, Inc.	107,476	491,165
*	California Pizza Kitchen, Inc.	287,596	4,000,460
	Canterbury Park Holding Corp.	40,397	383,771
	Carmike Cinemas, Inc.	126,443	1,049,477
*	Carriage Services, Inc.	168,400	1,209,112
*	Carrols Restaurant Group, Inc.	893	6,197
*	Casual Male Retail Group, Inc.	369,462	1,511,100
*	Catalina Lighting, Inc.	11,080	22,160
	Cato Corp. Class A	304,890	4,716,648
*	Cavalier Homes, Inc.	169,400	387,926
*	Cavco Industries, Inc.	56,747	2,175,113
	CBRL Group, Inc.	151,989	4,476,076
*	CEC Entertainment, Inc.	128,411	4,640,774
*	Champion Enterprises, Inc.	758,260	6,331,471
* #	Charles and Colvard, Ltd.	164,798	220,829
*	Charlotte Russe Holding, Inc.	250,547	4,700,262
#	Cherokee, Inc.	89,099	2,426,166
#	Christopher & Banks Corp.	230,438	2,592,427
*	Chromcraft Revington, Inc.	97,750	378,292
	Churchill Downs, Inc.	112,024	4,787,906
*	Citi Trends, Inc.	135,311	3,003,904
	CKE Restaurants, Inc.	220,399	2,609,524
	Coachmen Industries, Inc.	117,100	357,155
	Coast Distribution System, Inc.	41,382	198,634
	Cobra Electronics Corp.	114,900	374,574
* #	Coinstar, Inc.	260,062	9,908,362
	Collectors Universe, Inc.	79,356	755,469
* #	Comstock Homebuilding Companies, Inc.	29,500	18,585
*	Concord Camera Corp.	49,560	169,991
*	Congoleum Corp. Class A	33,700	202
* #	Conn’s, Inc.	235,758	4,071,541
	Cooper Tire & Rubber Co.	94,500	1,037,610
* #	Cosi, Inc.	123,855	376,519
* #	Cost Plus, Inc.	148,999	481,267
	Courier Corp.	141,318	3,319,560
#	CPI Corp.	63,379	1,435,534
	Craftmade International, Inc.	61,350	400,002
* #	Crown Media Holdings, Inc.	493,733	2,478,540
*	CSK Auto Corp.	296,305	3,416,397
	CSS Industries, Inc.	53,050	1,563,914
*	Culp, Inc.	152,480	1,097,856
* #	Cumulus Media, Inc. Class A	138,366	726,421
*	Cybex International, Inc.	156,350	648,852
*	Cycle Country Accessories Corp.	60,200	96,320
*	Daily Journal Corp.	200	8,200
	Decorator Industries, Inc.	20,587	60,938
*	dELiA*s, Inc.	142,905	364,408
	Delta Apparel, Inc.	77,280	229,522
*	Design Within Reach, Inc.	119,594	464,025
* #	DG Fastchannel, Inc.	171,899	3,376,096
*	Diedrich Coffee, Inc.	28,625	68,700

2

* #	Directed Electronics, Inc.	25,913	39,906
*	Dixie Group, Inc.	104,300	761,390
* #	Dominion Homes, Inc.	64,900	40,887
* #	Domino’s Pizza, Inc.	81,700	1,099,682
*	Dorman Products, Inc.	151,892	1,442,974
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,350,545
	Dover Motorsports, Inc.	163,171	1,014,924
* #	Drew Industries, Inc.	215,100	4,727,898
*	drugstore.com, Inc.	855,582	1,856,613
*	Duckwall-ALCO Stores, Inc.	41,000	540,790
*	E Com Ventures, Inc.	10,825	241,289
	Educational Development Corp.	27,837	168,135
*	Einstein Noah Restaurant Group, Inc.	28,060	393,962
*	ELXSI Corp.	7,100	17,040
*	EMAK Worldwide, Inc.	58,100	37,184
*	Emerson Radio Corp.	243,478	289,739
	Emmis Communications Corp. Class A	303,222	900,569
* #	Enova Systems, Inc.	45,159	196,893
* #	Escala Group, Inc.	245,312	718,764
	Escalade, Inc.	62,320	389,500
#	Ethan Allen Interiors, Inc.	101,571	2,848,051
*	Famous Dave’s of America, Inc.	100,330	912,000
	Federal Screw Works	33,750	200,812
	Finish Line, Inc. Class A	296,529	2,351,475
*	Finlay Enterprises, Inc.	80,106	58,077
*	Fisher Communications, Inc.	3,300	115,896
*	Flanigan’s Enterprises, Inc.	20,600	161,916
* #	Fleetwood Enterprises, Inc.	614,206	2,555,097
	Flexsteel Industries, Inc.	61,300	704,950
*	Foamex International, Inc.	30,369	19,132
	Footstar, Inc.	81,000	344,250
*	Fountain Powerboat Industries, Inc.	38,965	59,227
*	Franklin Covey Co.	189,294	1,588,177
*	Franklin Electronic Publishers, Inc.	81,300	172,356
*	Frederick’s of Hollywood Group	54,215	107,346
#	Fred’s, Inc.	304,496	3,821,425
	Frisch’s Restaurants, Inc.	63,868	1,739,764
	FTD Group, Inc.	188,920	2,786,570
*	Fuel Systems Solutions, Inc.	149,650	4,172,242
*	Full House Resorts, Inc.	61,910	134,964
#	Furniture Brands International, Inc.	169,712	2,386,151
*	Gaiam, Inc.	3,551	55,076
*	GameTech International, Inc.	123,000	642,060
*	Gaming Partners International Corp.	78,434	465,114
* #	Gander Mountain Co.	186,898	784,972
* #	Genesco, Inc.	147,400	4,228,906
* #	Gentek, Inc.	102,584	3,006,737
*	G-III Apparel Group, Ltd.	157,405	2,611,349
* #	Global Entertainment Corp.	585	1,059
*	Gottschalks, Inc.	130,400	277,752
	Gray Television, Inc.	352,972	1,418,947
	Gray Television, Inc. Class A	41,200	220,420
*	Great Wolf Resorts, Inc.	171,847	1,194,337
#	Group 1 Automotive, Inc.	97,100	2,528,484
* #	GSI Commerce, Inc.	312,741	4,531,617

3

*	Hampshire Group, Ltd.	25,800	193,500
#	Handleman Co.	75,205	82,725
*	Harris Interactive, Inc.	559,304	1,062,678
*	Hartmarx Corp.	323,000	755,820
*	Hastings Entertainment, Inc.	95,270	797,410
#	Haverty Furniture Co., Inc.	141,600	1,489,632
	Haverty Furniture Co., Inc. Class A	12,000	126,600
*	Hawk Corp.	80,416	1,441,055
*	Hayes Lemmerz International, Inc.	920,489	3,608,317
*	Helen of Troy, Ltd.	19,300	344,891
* #	Hibbett Sporting Goods, Inc.	205,898	4,327,976
*	Hollywood Media Corp.	332,328	797,587
* #	Home Solutions of America, Inc.	344,546	241,182
#	Hooker Furniture Corp.	73,012	1,473,382
*	Hot Topic, Inc.	157,032	824,418
* #	Hovnanian Enterprises, Inc. Class A	390,834	3,071,955
#	IHOP Corp.	71,400	3,347,946
	ILX Resorts, Inc.	26,797	81,731
*	Image Entertainment, Inc.	202,118	228,393
*	Infosonics Corp.	127,200	127,200
*	Insignia Systems, Inc.	51,150	100,254
	Interface, Inc. Class A	282,073	3,994,154
*	Interstate Hotels & Resorts, Inc.	267,685	944,928
* #	INVESTools, Inc.	463,467	3,717,005
* #	iRobot Corp.	172,821	2,422,950
* #	Isle of Capri Casinos, Inc.	294,889	2,019,990
	J. Alexander’s Corp.	104,550	762,169
#	Jackson Hewitt Tax Service, Inc.	229,200	3,213,384
*	Jaclyn, Inc.	20,127	97,616
*	Jakks Pacific, Inc.	227,958	5,379,809
*	Jennifer Convertibles, Inc.	62,220	107,329
*	Jo-Ann Stores, Inc.	231,900	5,220,069
	Johnson Outdoors, Inc.	64,833	1,008,801
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,802,922
	Journal Communications, Inc. Class A	29,735	174,247
#	Journal Register Co.	379,100	60,656
	Kenneth Cole Productions, Inc. Class A	120,200	1,875,120
	Kimball International, Inc. Class B	256,195	2,702,857
* #	Kirkland’s, Inc.	132,751	358,428
*	Knology, Inc.	240,472	3,566,200
*	Kona Grill, Inc.	45,085	387,731
	Koss Corp.	83,900	1,350,790
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,376,349
	KSW, Inc.	59,720	289,642
#	K-Swiss, Inc. Class A	170,279	2,727,870
	LaCrosse Footwear, Inc.	29,304	403,516
*	Lakeland Industries, Inc.	40,544	506,395
* #	Lakes Entertainment, Inc.	176,333	982,175
#	Landry’s Restaurants, Inc.	34,900	572,709
*	Lazare Kaplan International, Inc.	68,200	620,620
#	La-Z-Boy, Inc.	475,991	3,022,543
* #	Leapfrog Enterprises, Inc.	91,100	752,486
#	Lee Enterprises, Inc.	63,153	429,440
*	Lenox Group, Inc.	123,650	90,264
#	Libbey, Inc.	140,891	1,624,473

4

	Liberty Homes, Inc. Class A	200	600
#	Lifetime Brands, Inc.	124,920	875,689
*	Lin TV Corp.	258,800	2,368,020
*	Lincoln Educational Services	123,921	1,539,099
#	Lithia Motors, Inc. Class A	108,443	740,666
* #	Lodgenet Entertainment Corp.	212,244	1,381,708
*	Lodgian, Inc.	229,691	2,067,219
*	LOUD Technologies, Inc.	22,580	109,965
*	Luby’s, Inc.	247,150	1,747,350
#	M/I Homes, Inc.	100,700	1,729,019
*	Mace Security International, Inc.	136,938	242,380
*	Magna Entertainment Corp.	11,148	4,794
*	Maidenform Brands, Inc.	225,200	3,387,008
#	Marine Products Corp.	322,455	2,634,457
* #	MarineMax, Inc.	171,676	1,680,708
* #	Martha Stewart Living Omnimedia, Inc.	28,300	245,078
*	Max & Erma’s Restaurants, Inc.	24,044	93,772
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	75,122
	McRae Industries, Inc. Class A	8,800	148,720
*	Meade Instruments Corp.	152,660	206,091
	Media General, Inc. Class A	6,900	105,156
* #	Mediacom Communications Corp.	755,583	4,692,170
*	Merisel, Inc.	5	13
* #	Meritage Homes Corp.	106,800	1,847,640
*	Midas, Inc.	147,200	2,358,144
	Modine Manufacturing Co.	96,001	1,511,056
	Monaco Coach Corp.	276,700	1,267,286
*	Monarch Casino & Resort, Inc.	186,899	2,588,551
	Monro Muffler Brake, Inc.	210,604	3,902,492
* #	Morgans Hotel Group	264,353	3,402,223
*	Morgan’s Foods, Inc.	500	2,787
*	Morton’s Restaurant Group, Inc.	40,086	326,701
*	Mothers Work, Inc.	43,319	526,759
*	Motorcar Parts of America, Inc.	24,500	173,705
	Movado Group, Inc.	192,300	4,230,600
* #	MTR Gaming Group, Inc.	269,508	1,455,343
* #	Multimedia Games, Inc.	266,909	1,451,985
*	Nathan’s Famous, Inc.	57,075	808,753
	National CineMedia, Inc.	21,563	429,104
*	National Lampoon, Inc.	27,520	55,040
	National Presto Industries, Inc.	6,335	422,481
*	Nature Vision, Inc.	500	687
#	Nautilus Group, Inc.	308,710	2,077,618
* #	Navarre Corp.	246,157	435,698
*	Nevada Gold & Casinos, Inc.	117,950	135,642
	New Frontier Media, Inc.	237,806	1,210,433
*	New Motion, Inc.	96,610	423,152
*	New York & Co., Inc.	49,200	411,312
*	Nitches, Inc.	33,639	39,358
*	Nobel Learning Communities, Inc.	67,551	925,449
	Nobility Homes, Inc.	43,800	744,600
	Noble International, Ltd.	165,366	940,933
*	NTN Communications, Inc.	354,291	162,974
	Nutri/System, Inc.	47,360	971,827
*	Ohio Art Co.	3,600	27,000

5

*	Orange 21, Inc.	12,926	46,534
#	Orleans Homebuilders, Inc.	169,600	800,512
	O’Charleys, Inc.	221,831	2,462,324
*	Outdoor Channel Holdings, Inc.	233,849	1,849,746
* #	Overstock.com, Inc.	210,331	5,315,064
	Oxford Industries, Inc.	141,900	3,879,546
*	P & F Industries, Inc. Class A	4,983	22,374
* #	P.F. Chang’s China Bistro, Inc.	98,647	2,622,037
*	Pacific Sunwear of California, Inc.	144,094	1,368,893
* #	Palm Harbor Homes, Inc.	206,034	1,559,677
*	Papa John’s International, Inc.	217,257	6,393,874
*	PC Mall, Inc.	121,582	1,573,271
*	Perry Ellis International, Inc.	119,400	3,254,844
* #	PetMed Express, Inc.	237,313	3,310,516
*	Phoenix Footwear Group, Inc.	62,100	102,465
#	Pier 1 Imports, Inc.	759,929	5,479,088
*	Playboy Enterprises, Inc. Class A	9,139	54,651
* #	Playboy Enterprises, Inc. Class B	277,942	1,664,873
* #	PokerTek, Inc.	36,300	94,380
*	Pomeroy IT Solutions, Inc.	114,040	683,100
* #	Premier Exhibitions, Inc.	250,935	1,239,619
	Pre-Paid Legal Services, Inc.	139,400	5,853,406
#	PRIMEDIA, Inc.	334,861	1,905,359
*	Princeton Review, Inc.	275,609	2,116,677
* #	Progressive Gaming International Corp.	348,423	505,213
*	Proliance International, Inc.	92,420	97,041
*	QEP Co., Inc.	33,487	234,074
* #	Quaker Fabric Corp.	147,150	1,471
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	1,116,787
*	Radio One, Inc. Class D	253,017	296,030
* #	Rainmaker Systems, Inc.	138,932	548,781
*	RC2 Corp.	194,880	3,763,133
	RCN Corp.	149,462	1,809,985
*	Reading International, Inc. Class A	151,737	1,417,224
*	Reading International, Inc. Class B	10,140	104,695
*	Red Lion Hotels Corp.	168,696	1,464,281
* #	Red Robin Gourmet Burgers, Inc.	156,691	5,266,385
* #	RedEnvelope, Inc.	85,748	686
*	Regent Communications, Inc.	482,407	472,759
*	Rentrak Corp.	104,800	1,461,960
*	Restoration Hardware, Inc.	358,683	1,420,385
* #	Retail Ventures, Inc.	414,056	2,310,432
*	Rex Stores Corp.	141,475	2,376,780
*	Rick’s Cabaret International, Inc.	11,300	243,402
* #	Riviera Holdings Corp.	66,300	1,074,060
*	Rockford Corp.	80,475	96,570
*	Rocky Brands, Inc.	50,100	293,586
*	Rubio’s Restaurants, Inc.	95,838	490,691
	Russ Berrie & Co., Inc.	184,100	2,225,769
* #	Ruth’s Chris Steak House, Inc.	156,041	1,101,649
*	S&K Famous Brands, Inc.	24,600	100,860
*	Saga Communications, Inc. Class A	144,761	680,377
	Salem Communications Corp.	170,251	420,520
*	Schieb (Earl), Inc.	71,500	179,107
* #	Sharper Image Corp.	102,874	16,460

6

	Shiloh Industries, Inc.	145,400	1,442,368
*	Shoe Carnival, Inc.	105,320	1,537,672
* #	Shuffle Master, Inc.	239,588	1,495,029
*	Silverleaf Resorts, Inc.	30,700	66,312
	Sinclair Broadcast Group, Inc. Class A	79,279	711,133
* #	Six Flags, Inc.	450,500	923,525
	Skyline Corp.	74,794	1,998,496
* #	Smith & Wesson Holding Corp.	377,134	2,176,063
	Sonesta International Hotels Corp. Class A	5,094	138,811
* #	Source Interlink Companies, Inc.	470,569	559,977
* #	Spanish Broadcasting System, Inc.	368,786	519,988
*	SPAR Group, Inc.	191	193
	Spartan Motors, Inc.	313,585	2,831,673
*	Sport Chalet, Inc. Class A	107,975	458,894
*	Sport Chalet, Inc. Class B	15,525	63,031
	Sport Supply Group, Inc.	94,800	986,868
*	Sport-Haley, Inc.	32,100	68,854
	Stage Stores, Inc.	354,974	4,795,699
*	Stamps.com, Inc.	204,998	2,992,971
	Standard Motor Products, Inc.	172,400	1,465,400
#	Standard Pacific Corp.	126,900	398,466
	Stanley Furniture, Inc.	32,000	379,520
	Star Buffet, Inc.	16,400	84,460
#	Stein Mart, Inc.	342,095	1,973,888
*	Steinway Musical Instruments, Inc.	79,000	2,168,550
* #	Steven Madden, Ltd.	191,350	3,920,761
#	Stewart Enterprises, Inc.	472,798	3,262,306
*	Stoneridge, Inc.	196,900	3,294,137
	Strattec Security Corp.	40,900	1,541,930
	Sturm Ruger & Co., Inc.	244,900	1,871,036
*	Sun-Times Media Group, Inc. Class A	600,400	270,180
#	Superior Industries International, Inc.	250,100	5,142,056
	Superior Uniform Group, Inc.	86,600	778,534
	Syms Corp.	143,200	2,301,224
* #	Syntax-Brillian Corp.	615,653	492,399
#	Systemax, Inc.	351,300	6,808,194
*	Talon International, Inc.	16,300	3,423
	Tandy Brand Accessories, Inc.	60,077	275,753
*	Tandy Leather Factory, Inc.	101,294	324,647
* #	Tarragon Corp.	14,800	30,340
*	Tarrant Apparel Group	232,085	150,855
* #	Texas Roadhouse, Inc.	285,557	3,149,694
*	The Children’s Place Retail Stores, Inc.	118,187	4,067,997
*	The Dress Barn, Inc.	96,404	1,491,370
*	The Hallwood Group, Inc.	5,012	328,887
	The Marcus Corp.	204,760	3,528,015
	The Pep Boys - Manny, Moe & Jack	61,800	554,964
*	The Sports Club Co., Inc.	142,200	163,530
* #	The Steak n Shake Co.	268,600	1,818,422
* #	The Walking Co. Holdings, Inc.	22,012	120,516
* #	TiVo, Inc.	939,095	7,897,789
*	Trans World Entertainment Corp.	218,126	586,759
	Triarc Companies, Inc. Class B	22,500	158,175
*	Triple Crown Media, Inc.	51,065	37,788
* #	True Religion Apparel, Inc.	215,705	5,453,022

7

* #	Trump Entertainment Resorts, Inc.	96,651	338,278
* #	Tuesday Morning Corp.	219,349	1,136,228
*	Tween Brands, Inc.	99,031	1,966,756
*	Unifi, Inc.	496,400	1,484,236
	Unifirst Corp.	139,982	6,719,136
*	Universal Electronics, Inc.	139,890	3,556,004
* #	Universal Technical Institute, Inc.	276,017	3,566,140
* #	Valassis Communications, Inc.	392,700	6,240,003
	Value Line, Inc.	63,301	2,503,555
*	ValueVision Media, Inc. Class A	366,543	1,616,455
* #	VCG Holding Corp.	151,800	689,172
	Virco Manufacturing Corp.	155,131	775,655
	Visteon Corp.	377,991	1,527,084
*	Voyager Learning Co.	27,100	158,535
*	Waxman Industries, Inc.	975	6,435
* #	WCI Communities, Inc.	300,400	570,760
*	Wells-Gardner Electronics Corp.	95,143	159,840
*	West Marine, Inc.	180,202	810,909
*	Westwood One, Inc.	516,600	883,386
*	Wet Seal, Inc. Class A	691,614	3,098,431
	Weyco Group, Inc.	26,080	750,322
*	Williams Controls, Inc.	16,592	230,463
*	Wilsons The Leather Experts, Inc.	346,520	48,513
*	Winmark Corp.	53,798	928,015
#	Winnebago Industries, Inc.	183,486	2,737,611
* #	WisdomTree Investments, Inc.	6,700	17,755
*	Woodbridge Holdings Corp.	73,100	125,001
* #	WorldSpace, Inc. Class A	18,300	29,463
* #	Xanadoo Co.	566	198,100
#	Xerium Technologies, Inc.	80,982	378,186
*	Young Broadcasting, Inc. Class A	196,237	35,323
* #	Zale Corp.	122,700	2,672,406
Total Consumer Discretionary			584,259,247

Consumer Staples — (3.3%)
#	Alico, Inc.	69,000	2,755,170
*	Alliance One International, Inc.	877,124	5,271,515
#	American Italian Pasta Co.	166,700	1,516,970
#	Andersons, Inc.	176,200	7,463,832
	Arden Group, Inc. Class A	4,607	540,401
*	Atlantic Premium Brands, Ltd.	23,300	21,086
*	B&G Foods, Inc.	4,400	42,768
*	Boston Beer Co., Inc. Class A	131,700	5,239,026
*	Bridgford Foods Corp.	91,667	611,419
*	Cagle’s, Inc. Class A	94,800	559,320
	Calavo Growers, Inc.	113,256	1,660,333
#	Cal-Maine Foods, Inc.	208,919	6,518,273
* #	Caribou Coffee Co.	10,142	21,704
	CCA Industries, Inc.	56,230	493,699
#	Chiquita Brands International, Inc.	414,500	10,088,930
	Coca-Cola Bottling Co. Consolidated	58,624	3,032,033
	Coffee Holding Co, Inc.	400	894
*	Collective Brands, Inc.	5,400	61,182
*	Cuisine Solutions, Inc.	130,816	282,563
*	Darling International, Inc.	644,425	10,381,687

8

	Diamond Foods, Inc.	111,745	2,290,772
*	Elizabeth Arden, Inc.	277,862	4,170,709
#	Farmer Brothers Co.	43,901	1,047,039
*	Glacier Water Services, Inc.	24,500	1,200,500
	Golden Enterprises, Inc.	81,146	190,693
* #	Green Mountain Coffee, Inc.	229,200	9,892,272
	Griffin Land & Nurseries, Inc. Class A	24,000	834,720
*	IGI Labratories, Inc.	15,100	37,599
#	Imperial Sugar Co.	92,680	1,343,860
	Ingles Market, Inc. Class A	113,498	2,764,811
*	Integrated Biopharma, Inc.	116,875	308,550
	Inter Parfums, Inc.	200,313	5,041,878
	J & J Snack Foods Corp.	181,697	5,278,298
*	Katy Industries, Inc.	76,100	95,125
	Lance, Inc.	302,509	6,325,463
* #	Lifeway Foods, Inc.	133,457	1,725,599
#	Mannatech, Inc.	253,670	1,603,194
* #	Maui Land & Pineapple Co., Inc.	73,210	2,114,305
* #	Medifast, Inc.	123,000	719,550
#	MGP Ingredients, Inc.	152,173	1,126,080
*	Monterey Pasta Co.	162,493	401,358
#	Nash Finch Co.	126,284	4,829,100
#	National Beverage Corp.	450,402	3,382,519
*	Natural Alternatives International, Inc.	61,798	485,114
* #	Natural Health Trends Corp.	59,195	87,017
#	Nature’s Sunshine Products, Inc.	153,100	1,224,800
	Oil-Dri Corp. of America	70,375	1,206,931
*	Omega Protein Corp.	145,547	2,027,470
*	Orchids Paper Products Co.	4,883	37,355
*	Pantry, Inc.	42,694	520,867
*	Parlux Fragrances, Inc.	184,900	623,113
* #	Peet’s Coffee & Tea, Inc.	135,649	3,168,761
*	Pizza Inn, Inc.	39,700	89,325
*	Prestige Brands Holdings, Inc.	241,275	2,632,310
	PriceSmart, Inc.	271,921	6,401,020
*	Pyramid Breweries, Inc.	82,298	209,860
#	Reddy Ice Holdings, Inc.	60,800	756,960
*	Redhook Ale Brewery, Inc.	72,600	326,700
#	Reliv International, Inc.	160,559	934,453
	Rocky Mountain Chocolate Factory, Inc.	79,954	935,462
#	Sanderson Farms, Inc.	197,109	9,841,652
*	Sanfilippo (John B.) & Son, Inc.	75,747	702,932
*	Scheid Vineyards, Inc.	2,900	100,050
	Schiff Nutrition International, Inc.	98,442	617,231
	Scope Industries	16,650	1,648,350
*	Seneca Foods Corp. Class A	2,950	61,655
*	Seneca Foods Corp. Class B	7,411	159,262
	Spartan Stores, Inc.	211,866	5,080,547
* #	Spectrum Brands, Inc.	482,600	2,007,616
* #	Star Scientific, Inc.	716,798	1,390,588
	Stephan Co.	33,500	113,565
	Tasty Baking Co.	80,500	470,925
*	Tofutti Brands, Inc.	52,377	154,774
*	TreeHouse Foods, Inc.	138,000	3,605,940
*	United Natural Foods, Inc.	16,416	349,168

9

	United-Guardian, Inc.	39,320	444,316
* #	USANA Health Services, Inc.	174,170	4,432,626
*	Vermont Pure Holdings, Ltd.	20,600	27,810
	Village Super Market, Inc.	20,804	974,667
	WD-40 Co.	165,858	5,745,321
	Weis Markets, Inc.	1,845	63,671
*	Winn-Dixie Stores, Inc.	6,000	108,300
*	Zapata Corp.	124,444	862,397
Total Consumer Staples			173,917,680

Energy — (4.5%)
* #	Abraxas Petroleum Corp.	486,100	2,163,145
	Adams Resources & Energy, Inc.	68,250	2,277,502
* #	Allis-Chalmers Energy, Inc.	335,700	5,763,969
*	American Oil & Gas, Inc.	381,607	1,423,394
*	Arena Resources, Inc.	34,472	1,726,013
	Barnwell Industries, Inc.	74,626	1,041,033
*	Basic Energy Services, Inc.	141,600	4,073,832
* #	Bolt Technology Corp.	83,130	1,680,057
*	Boots & Coots International Well Control, Inc.	567,362	1,219,828
*	Brigham Exploration Co.	411,871	6,000,960
*	Bronco Drilling Co., Inc.	144,216	2,621,847
*	Callon Petroleum Co.	195,500	5,067,360
	CARBO Ceramics, Inc.	4,800	228,912
*	Catalytica Energy Systems, Inc.	8,358	31,092
	CKX Lands, Inc.	5,967	84,493
*	Clayton Williams Energy, Inc.	111,180	10,480,939
*	Contango Oil & Gas Co.	27,762	2,319,515
*	Credo Petroleum Corp.	5,113	82,728
*	Dawson Geophysical Co.	75,050	5,125,164
* #	Dune Energy, Inc.	372,110	398,158
* #	Edge Petroleum Corp.	215,974	1,136,023
* #	Endeavour International Corp.	781,460	1,414,443
*	Energy Partners, Ltd.	130,212	1,955,784
*	Evolution Petroleum Corp.	34,786	212,195
* #	FX Energy, Inc.	352,192	1,841,964
*	Gasco Energy, Inc.	757,800	2,879,640
*	Geokinetics, Inc.	1,500	28,755
*	Geomet, Inc.	4,700	38,728
* #	Goodrich Petroleum Corp.	223,100	9,504,060
	Gulf Island Fabrication, Inc.	138,349	5,724,882
*	Gulfport Energy Corp.	330,742	5,030,586
*	Harvest Natural Resources, Inc.	487,800	5,434,092
*	HKN, Inc.	11,501	121,221
*	Houston American Energy Corp.	266,977	1,906,216
* #	Hyperdynamics Corp.	11,100	19,092
*	Infinity, Inc.	136,487	50,500
* #	James River Coal Co.	97,973	3,731,792
*	Kodiak Oil & Gas Corp.	101,600	370,840
	Lufkin Industries, Inc.	106,979	8,534,785
*	Matrix Service Co.	252,394	6,085,219
* #	McMoran Exploration Co.	265,100	8,461,992
*	Meridian Resource Corp.	810,972	1,800,358
* #	Mexco Energy Corp.	1,400	44,534
*	Mitcham Industries, Inc.	94,300	2,006,704

10

*	NATCO Group, Inc. Class A	170,198	8,045,259
* #	National Coal Corp.	145,689	1,073,728
*	Natural Gas Services Group	103,600	2,839,676
*	Newpark Resources, Inc.	880,469	6,207,306
*	OMNI Energy Services Corp.	171,145	968,681
* #	Pacific Ethanol, Inc.	394,786	1,397,542
	Panhandle Royalty Co.	55,492	1,845,109
*	Parallel Petroleum Corp.	346,786	7,285,974
* #	Parker Drilling Co.	471,000	4,210,740
*	Petroleum Development Corp.	80,720	5,577,752
*	PetroQuest Energy, Inc.	458,562	10,157,148
*	PHI, Inc. (69336T106)	2,314	82,355
*	PHI, Inc. (69336T205)	114,859	4,504,770
*	Pioneer Drilling Co.	378,705	6,744,736
* #	PowerSecure International, Inc.	151,500	1,527,120
* #	Pyramid	4,576	79,256
* #	Quest Resource Corp.	142,239	1,580,275
* #	Rentech, Inc.	1,286,825	2,998,302
* #	Royale Energy, Inc.	52,230	302,412
* #	SulphCo, Inc.	647,100	2,381,328
*	Superior Well Services, Inc.	167,894	4,153,698
* #	Syntroleum Corp.	463,596	1,056,999
*	T-3 Energy Services, Inc.	76,295	4,937,812
* #	Teton Energy Corp.	148,193	819,507
*	TGC Industries, Inc.	173,766	1,204,198
* #	Toreador Resources Corp.	158,909	1,465,141
* #	Transmeridian Exploration, Inc.	831,700	374,265
* #	Trico Marine Services, Inc.	145,226	5,575,226
* #	Tri-Valley Corp.	225,222	1,463,943
* #	TXCO Resources, Inc.	326,057	3,609,451
*	Union Drilling, Inc.	141,054	2,648,994
* #	Uranium Resources, Inc.	209,172	930,815
*	VAALCO Energy, Inc.	534,600	3,934,656
* #	VeraSun Energy Corp.	30,100	204,680
* #	Verenium Corp.	476,046	1,142,510
* #	Warren Resources, Inc.	477,074	6,450,040
*	Westmoreland Coal Co.	86,167	1,591,504
*	Westside Energy Corp.	185,798	897,404
	World Fuel Services Corp.	51,719	1,245,911
Total Energy			235,660,569

Financials — (12.2%)
*	1st Constitution Bancorp	8,410	106,555
	1st Independence Financial Group, Inc.	6,285	106,908
*	1st Pacific Bancorp	500	4,000
	1st Source Corp.	204,017	4,455,731
	21st Century Holding Co.	74,434	764,437
	Abigail Adams National Bancorp, Inc.	12,312	130,015
	Abington Bancorp, Inc.	17,151	172,025
	Access National Corp.	42,716	322,079
	Advance America Cash Advance Centers, Inc.	69,197	480,227
	Advanta Corp. Class A	4,178	33,006
	Affirmative Insurance Holdings, Inc.	41,508	322,102
	Alliance Bancorp, Inc. of Pennsylvania	5,920	56,240
	Alliance Financial Corp.	10,308	243,681

11

*	Alphatec Holdings, Inc.	42,831	212,442
*	AmComp, Inc.	11,764	130,463
#	Amcore Financial, Inc.	234,932	2,302,334
	Ameriana Bancorp	20,650	179,242
	American Bancorp of New Jersey, Inc.	78,536	889,028
	American Equity Investment Life Holding Co.	509,800	5,388,586
*	American Independence Corp.	18,018	120,000
	American National Bankshares, Inc.	9,202	163,428
	American Physicians Capital, Inc.	98,047	4,463,099
*	American Physicians Services Group, Inc.	36,700	801,895
	American River Bankshares	57,206	790,587
*	American Spectrum Realty, Inc.	1,393	45,621
	American West Bancorporation	138,113	462,679
	Ameris Bancorp	121,250	1,682,950
*	Amerisafe, Inc.	129,699	2,060,917
*	AmeriServe Financial, Inc.	189,054	565,271
#	Anchor Bancorp Wisconsin, Inc.	216,528	3,037,888
	Arrow Financial Corp.	106,228	2,390,130
	ASB Financial Corp.	4,400	68,200
#	Asset Acceptance Capital Corp.	288,037	4,058,441
#	ASTA Funding, Inc.	136,969	1,119,037
*	Atlantic American Corp.	159,332	227,845
	Atlantic Coast Federal Corp.	55,512	483,510
#	Auburn National Bancorporation, Inc.	2,840	65,320
*	B of I Holding, Inc.	100	697
	Baldwin & Lyons, Inc. Class A	630	13,457
	Baldwin & Lyons, Inc. Class B	88,782	1,927,457
	BancFirst Corp.	152,633	6,628,851
*	Bancinsurance Corp.	39,480	198,387
	Bancorp Rhode Island, Inc.	27,173	903,231
#	BancTrust Financial Group, Inc.	5,958	59,937
	Bank Mutual Corp.	19,000	210,710
	Bank of Commerce Holdings	24,987	188,652
*	Bank of Florida Corp.	83,250	832,500
	Bank of Granite Corp.	144,524	1,469,809
#	Bank of the Ozarks, Inc.	158,935	3,873,246
#	BankAtlantic Bancorp, Inc. Class A	155,800	274,208
	BankFinancial Corp.	212,776	3,168,235
	Banner Corp.	127,956	2,327,520
	Bar Harbor Bankshares	17,573	544,324
	BCB Bancorp, Inc.	4,711	68,027
*	BCSB Bancorp, Inc.	900	10,485
*	Beach First National Bancshares, Inc.	46,850	489,114
	Benjamin Franklin Bancorp, Inc.	4,300	58,050
	Berkshire Bancorp, Inc.	3,505	53,626
	Berkshire Hills Bancorp, Inc.	83,135	2,104,147
	Beverly Hills Bancorp, Inc.	193,155	482,887
	Beverly National Corp.	900	18,450
*	BFC Financial Corp.	166,730	138,386
*	BGC Partners, Inc. Class A	296,275	2,642,773
*	BNCCORP., Inc.	12,585	137,806
*	BNS Holding, Inc.	26,480	397,200
	Boston Private Financial Holdings, Inc.	36,394	306,801
* #	Bridge Capital Holdings	25,359	375,313
*	Broadopoint Securities Group, Inc.	110,420	292,613

12

#	Brooke Corp.	90,649	102,433
	Brookline Bancorp, Inc.	459,669	4,619,673
	Brooklyn Federal Bancorp, Inc.	10,263	138,037
	Brunswick Bancorp	120	1,029
	Bryn Mawr Bank Corp.	37,523	789,859
#	C&F Financial Corp.	10,758	311,874
	Cadence Financial Corp.	17,216	239,475
	California First National Bancorp	80,050	786,491
	Camco Financial Corp.	26,162	316,560
	Camden National Corp.	71,194	2,175,689
	Capital Bank Corp.	9,543	99,343
#	Capital City Bank Group, Inc.	150,073	4,015,953
#	Capital Corp. of the West	97,918	570,862
	Capital Properties, Inc.	1,808	37,335
#	Capital Southwest Corp.	4,918	592,570
#	Capitol Bancorp, Ltd.	157,490	2,437,945
	Cardinal Financial Corp.	223,885	1,923,172
	Carrollton Bancorp	1,250	17,487
	Carver Bancorp, Inc.	6,994	63,575
	Cascade Financial Corp.	33,664	302,976
	Cash America International, Inc.	7,800	278,928
* #	Cash Systems, Inc.	168,056	63,861
#	Center Bancorp, Inc.	127,896	1,236,754
	Center Financial Corp.	150,354	1,407,313
	Centerstate Banks of Florida, Inc.	19,221	269,286
	Central Bancorp, Inc.	10,000	160,000
	Central Pacific Financial Corp.	45,600	680,352
	Central Virginia Bankshares, Inc.	9,871	163,859
	Centrue Financial Corp.	15,686	282,034
	Century Bancorp, Inc. Class A	12,454	228,531
	CFS Bancorp, Inc.	101,673	1,451,890
	Charter Financial Corp.	750	23,917
#	Chemical Financial Corp.	235,414	5,744,102
*	Chicopee Bancorp, Inc.	700	9,359
	Citizens Community Bancorp, Inc.	100	856
	Citizens First Bancorp, Inc.	79,838	591,600
	Citizens First Corp.	1,300	12,285
	Citizens Holding Co.	2,112	42,768
	Citizens South Banking Corp.	51,585	473,034
* #	Citizens, Inc.	388,983	2,575,067
	City Holding Co.	174,419	7,503,505
* #	Clayton Holdings, Inc.	37,900	223,231
#	Clifton Savings Bancorp, Inc.	2,438	24,843
*	CNA Surety Corp.	334,342	4,891,423
	CNB Financial Corp.	17,271	245,939
#	CoBiz Financial, Inc.	191,894	2,030,239
	Codorus Valley Bancorp, Inc.	9,033	142,457
*	Colonial Bankshares, Inc.	2,850	30,210
#	Colony Bankcorp, Inc.	34,201	386,471
	Columbia Banking System, Inc.	159,361	4,259,720
	Comm Bancorp, Inc.	2,876	120,792
*	Command Security Corp.	600	1,830
	Commercial National Financial Corp.	3,800	57,000
	Commonwealth Bankshares, Inc.	14,852	219,067
* #	Community Bancorp	33,980	271,500

13

	Community Bank System, Inc.	282,197	6,809,414
	Community Bankshares, Inc.	6,030	68,290
	Community Capital Corp.	3,442	38,791
	Community Trust Bancorp, Inc.	150,480	4,610,707
	Community West Bancshares	26,455	231,217
	Compass Diversified Holdings	103,567	1,418,868
	Consolidated-Tokoma Land Co.	51,100	2,735,383
*	Consumer Portfolio Services, Inc.	208,967	595,556
	Cooperative Bankshares, Inc.	24,250	206,125
*	Core-Mark Holding Co., Inc.	35,347	1,026,477
#	Corus Bankshares, Inc.	181,767	1,045,160
*	Cowen Group, Inc.	99,876	793,015
*	Cowlitz Bancorporation	8,003	79,070
	Crawford & Co. Class A	107,389	558,423
#	Crawford & Co. Class B	139,412	833,684
#	CVB Financial Corp.	255,124	2,704,314
*	Dearborn Bancorp, Inc.	21,086	127,570
#	Delta Financial Corp.	219,200	6,576
	Dime Community Bancshares	346,112	6,292,316
* #	Dollar Financial Corp.	219,451	4,373,658
	Donegal Group, Inc. Class A	180,377	3,230,552
	Donegal Group, Inc. Class B	34,326	632,457
	Eastern Insurance Holdings, Inc.	10,570	172,819
	Eastern Virginia Bankshares, Inc.	4,391	73,988
	ECB Bancorp, Inc.	2,822	70,578
	EMC Insurance Group, Inc.	133,763	3,749,377
*	Encore Capital Group, Inc.	207,755	2,195,970
* #	Enstar Group, Ltd.	2,522	269,198
	Enterprise Bancorp, Inc.	2,028	25,299
#	Enterprise Financial Services Corp.	82,695	1,658,035
#	Epoch Holding Corp.	75,975	810,653
	ESB Financial Corp.	97,688	1,054,054
	Evans Bancorp, Inc.	5,830	95,029
#	Evercore Partners, Inc. Class A	2,200	32,032
* #	Exlservice Holdings, Inc.	110,968	2,212,702
*	EZCORP, Inc. Class A	275,700	3,482,091
#	F.N.B. Corp.	395,607	5,930,149
	Farmers Capital Bank Corp.	4,200	103,992
	Federal Agriculture Mortgage Corp. Class A	2,900	50,634
	Federal Agriculture Mortgage Corp. Class C	86,200	2,496,352
* #	Federal Trust Corp.	5,930	6,226
* #	Federal Trust Corp.	5,930	992
	Fidelity Bancorp, Inc.	4,516	62,095
	Fidelity Southern Corp.	82,500	534,600
	Financial Federal Corp.	272,250	6,612,952
*	Financial Industries Corp.	9,148	65,408
	Financial Institutions, Inc.	49,502	911,332
*	First Acceptance Corp.	441,402	1,443,385
*	First Advantage Bancorp	525	6,237
	First Bancorp	143,984	2,420,371
	First Bancorp of Indiana, Inc.	1,400	16,254
	First Bancorp, Inc.	16,977	303,549
*	First Bancshares, Inc.	2,798	39,732
	First Bancshares, Inc.	627	13,007
*	First Bank of Delaware	50,014	123,535

14

#	First Busey Corp.	241,633	4,402,553
	First Business Financial Services, Inc.	1,159	22,033
*	First California Financial Group, Inc.	3,624	29,608
*	First Cash Financial Services, Inc.	318,654	4,904,085
#	First Charter Corp.	330,970	10,187,257
#	First Commonwealth Financial Corp.	283,400	3,179,748
	First Community Bancshares, Inc.	109,410	3,718,846
	First Defiance Financial Corp.	68,992	1,334,305
	First Federal Bancshares of Arkansas, Inc.	46,800	586,404
	First Federal Bankshares, Inc.	1,350	14,850
	First Federal of Northern Michigan Bancorp, Inc.	2,300	15,663
#	First Financial Bancorp	375,426	4,276,102
#	First Financial Bankshares, Inc.	145,421	6,660,282
	First Financial Corp.	122,845	4,023,174
	First Financial Holdings, Inc.	122,500	3,072,300
	First Financial Service Corp.	14,100	298,497
	First Franklin Corp.	2,153	16,729
*	First Investors Financial Services Group, Inc.	43,200	179,712
*	First Keystone Financial, Inc.	16,800	187,320
	First M&F Corp.	15,689	219,332
*	First Mariner Bancorp, Inc.	23,940	96,239
	First Merchants Corp.	167,116	4,136,121
*	First Mercury Financial Corp.	2,700	47,682
* #	First National Bancshares, Inc.	2,956	26,693
	First PacTrust Bancorp, Inc.	19,812	316,398
	First Place Financial Corp.	158,911	2,022,937
*	First Regional Bancorp	116,649	1,244,645
	First Security Group, Inc.	19,011	149,046
#	First South Bancorp, Inc.	59,911	1,153,886
	First State Bancorporation	179,336	1,389,854
	First State Financial Corp.	13,485	99,384
	First United Corp.	24,772	460,264
	First West Virginia Bancorp, Inc.	1,000	15,250
	Firstbank Corp.	33,927	427,481
*	FirstCity Financial Corp.	106,795	465,626
#	Flagstar Bancorp, Inc.	298,800	1,419,300
	Flushing Financial Corp.	201,469	3,952,822
	FNB United Corp.	19,043	191,573
*	Fox Chase Bancorp Inc.	1,500	18,825
*	FPIC Insurance Group, Inc.	93,997	4,277,803
* #	Franklin Bank Corp.	155,974	159,093
* #	Franklin Credit Management Corp.	18,500	17,482
#	Frontier Financial Corp.	117,577	1,728,382
	Gateway Financial Holdings, Inc.	103,567	1,028,420
	German American Bancorp, Inc.	35,365	441,355
*	Golfsmith International Holdings, Inc.	1,000	2,150
	Gouverneur Bancorp, Inc.	900	7,717
#	Great Southern Bancorp, Inc.	135,067	1,560,024
*	Greater Atlantic Financial Corp.	200	265
	Greater Community Bancorp	9,278	161,437
#	Greene Bancshares, Inc.	98,331	1,904,671
	Grubb & Ellis Co.	281,049	1,607,600
	GS Financial Corp.	8,776	155,335
* #	Guaranty Bancorp	222,959	1,335,524
	Guaranty Federal Bancshares, Inc.	25,414	564,191

15

#	Habersham Bancorp	740	6,142
*	Hallmark Financial Services, Inc.	85,120	1,081,024
	Hanmi Financial Corp.	92,906	594,598
	Harleysville Group, Inc.	32	1,248
#	Harleysville National Corp.	264,106	3,581,277
	Harleysville Savings Financial Corp.	3,362	41,184
	Harrington West Financial Group, Inc.	9,629	54,019
*	Harris & Harris Group, Inc.	5,803	46,250
	Hawthorn Bancshares, Inc.	2,059	55,593
#	Heartland Financial USA, Inc.	40,763	953,854
	Hercules Technology Growth Capital, Inc.	129,227	1,340,084
	Heritage Commerce Corp.	114,368	1,820,739
	Heritage Financial Corp.	87,885	1,473,831
	Heritage Financial Group	1,000	12,420
	HF Financial Corp.	33,192	587,498
	Hingham Institution for Savings	9,194	264,327
	HMN Financial, Inc.	37,346	619,944
	Home Bancshares, Inc.	52,893	1,216,539
	Home Federal Bancorp, Inc.	5,090	59,553
	HopFed Bancorp, Inc.	4,655	64,472
	Horace Mann Educators Corp.	23,400	381,186
	Horizon Bancorp	4,587	100,914
	Horizon Financial Corp.	117,723	1,273,763
*	HouseValues, Inc.	500	1,365
	IBERIABANK Corp.	108,162	5,704,464
	IBT Bancorp, Inc.	6,052	187,309
	Imperial Capital Bancorp, Inc.	51,800	519,036
	Independence Holding Co.	41,288	565,233
	Independent Bank Corp. (MA)	140,701	4,122,539
#	Independent Bank Corp. (MI)	214,800	1,290,948
	Indiana Community Bancorp	37,400	815,320
	Infinity Property & Casualty Corp.	159,371	6,425,839
	Integra Bank Corp.	161,455	2,320,108
	Intervest Bancshares Corp.	70,600	619,162
	Investors Title Co.	20,202	975,151
	Irwin Financial Corp.	280,400	1,152,444
	Jefferson Bancshares, Inc.	5,142	47,512
* #	Jesup & Lamont, Inc.	2,025	2,592
	Kearny Financial Corp.	68,852	801,437
*	Kennedy-Wilson, Inc.	76,600	3,523,600
*	Kent Financial Services, Inc.	49,712	88,487
	Kentucky First Federal Bancorp	11,972	118,523
#	K-Fed Bancorp	27,165	309,138
*	LaBranche & Co., Inc.	166,500	1,115,550
	Lakeland Bancorp, Inc.	101,006	1,488,828
	Lakeland Financial Corp.	85,808	2,053,385
	Landmark Bancorp, Inc.	9,792	244,702
	Legacy Bancorp, Inc.	34,225	462,037
#	Life Partners Holdings, Inc.	69,663	1,529,103
	Lincoln Bancorp	5,999	71,928
*	Liquidity Services, Inc.	59,498	660,428
	LNB Bancorp, Inc.	13,195	145,145
* #	Loopnet, Inc.	92,758	1,217,913
	LSB Corp.	25,226	401,093
	LSB Financial Corp.	1,823	33,725

16

#	Macatawa Bank Corp.	154,898	1,392,533
	MainSource Financial Group, Inc.	126,766	2,127,133
* #	MarketAxess Holdings, Inc.	292,095	2,284,183
*	Marlin Business Services, Inc.	118,674	847,332
	MASSBANK Corp.	34,072	1,341,755
	Mayflower Bancorp, Inc.	2,950	31,580
*	Mays (J.W.), Inc.	2,700	55,080
	MBT Financial Corp.	168,253	1,423,420
	MCG Capital Corp.	212,452	1,217,350
	Meadowbrook Insurance Group, Inc.	251,534	1,728,039
	Medallion Financial Corp.	161,000	1,553,650
#	Mercantile Bancorp, Inc.	7,440	119,040
	Mercantile Bank Corp.	34,131	287,042
	Mercer Insurance Group, Inc.	59,656	1,064,860
	Merchants Bancshares, Inc.	62,524	1,436,802
	Meta Financial Group, Inc.	19,423	485,187
	MetroCorp Bancshares, Inc.	56,668	728,184
	MFB Corp.	8,845	238,903
	MicroFinancial, Inc.	69,540	255,907
	Mid Penn Bancorp, Inc.	2,857	74,568
	MidSouth Bancorp, Inc.	15,250	296,612
	Midwest Banc Holdings, Inc.	216,843	1,903,882
	MidWestOne Financial Group, Inc.	2,154	32,870
	Monroe Bancorp	8,874	115,451
*	Move, Inc.	1,396,321	4,202,926
	MutualFirst Financial, Inc.	18,189	185,528
	Nara Bancorp, Inc.	255,746	3,253,089
#	National Interstate Corp.	106,747	2,450,911
#	National Penn Bancshares, Inc.	229,520	3,929,382
	National Security Group, Inc.	12,602	199,238
	National Western Life Insurance Co. Class A	5,851	1,379,549
	Naugatuck Valley Financial Corp.	2,297	21,821
*	Navidec Financial, Inc.	3,516	5,450
*	Navigators Group, Inc.	150,925	7,620,203
	NBT Bancorp, Inc.	335,433	8,224,817
	Nelnet, Inc. Class A	3,400	44,846
*	New Century Bancorp, Inc.	959	6,329
* #	New Concept Energy, Inc.	3,430	26,480
	New England Bancshares, Inc.	2,680	29,346
	New Hampshire Thrift Bancshares, Inc.	18,818	224,687
	New Westfield Financial, Inc.	48,602	477,272
	NewBridge Bancorp	78,909	729,908
*	Newtek Business Services, Inc.	243,027	250,318
* #	NexCen Brands, Inc.	493,934	326,046
*	Nexity Financial Corp.	680	3,794
	North Central Bancshares, Inc.	17,500	467,075
	North Valley Bancorp	9,800	89,474
	Northeast Bancorp	12,600	182,700
	Northeast Community Bancorp, Inc.	5,798	67,257
	Northrim Bancorp, Inc.	57,536	1,078,800
	Northway Financial, Inc.	982	15,712
	Norwood Financial Corp.	2,939	88,611
	NYMAGIC, Inc.	81,344	1,847,322
#	Ocean Shore Holding Co.	7,984	81,836
	OceanFirst Financial Corp.	112,591	2,311,493

17

* #	Ocwen Financial Corp.	353,332	2,487,457
	Ohio Valley Banc Corp.	4,615	115,375
#	Old Second Bancorp, Inc.	99,705	1,893,398
* #	Optimumbank Holdings, Inc.	2,342	19,907
*	Oritani Financial Corp.	3,311	51,652
	Osage Bancshares, Inc.	1,320	12,929
	PAB Bankshares, Inc.	25,369	293,266
#	Pacific Capital Bancorp	22,645	451,541
	Pacific Continental Corp.	68,094	1,016,643
	Pacific Mercantile Bancorp	92,217	842,863
*	Pacific Premier Bancorp, Inc.	27,612	200,187
*	Pacific State Bancorp	13,543	135,430
	Pamrapo Bancorp, Inc.	41,861	628,334
	Park Bancorp, Inc.	3,302	66,684
	Park National Corp.	1,696	120,246
	Parkvale Financial Corp.	50,795	1,332,353
	Patriot Capital Funding, Inc.	46,326	471,135
	Patriot National Bancorp	4,100	62,525
	PAULA Financial	49,300	93,670
#	Peapack-Gladstone Financial Corp.	47,212	1,314,854
*	Penn Treaty American Corp.	198,867	994,335
	Penns Woods Bancorp, Inc.	16,090	489,297
*	Pennsylvania Commerce Bancorp, Inc.	50,107	1,345,874
*	Penson Worldwide, Inc.	1,821	24,401
	Peoples Bancorp of North Carolina	12,405	170,569
	Peoples Bancorp, Inc.	96,416	2,284,095
	Peoples Bancorp, Inc.	3,331	45,968
	Peoples Community Bancorp	900	2,601
#	PFF Bancorp, Inc.	116,500	143,295
*	Pico Holdings, Inc.	170,271	7,059,436
	Pinnacle Bancshares, Inc.	2,000	20,400
* #	Pinnacle Financial Partners, Inc.	139,835	3,760,163
*	PMA Capital Corp. Class A	303,756	3,031,485
	Porter Bancorp, Inc.	8,408	150,924
* #	Portfolio Recovery Associates, Inc.	156,728	6,439,954
#	Preferred Bank	28,949	258,225
	Premier Financial Bancorp, Inc.	15,400	176,946
	Presidential Life Corp.	226,349	3,988,269
	Princeton National Bancorp, Inc.	8,204	229,138
#	PrivateBancorp, Inc.	115,904	4,390,444
	ProCentury Corp.	129,949	2,288,402
	Providence Community Bancshares, Inc.	2,961	42,209
#	Provident Bankshares Corp.	40,500	387,180
	Provident Financial Holdings, Inc.	72,400	936,132
	Provident Financial Services, Inc.	120,774	1,899,775
	Provident New York Bancorp	413,654	5,381,639
*	Prudential Bancorp, Inc. of Pennsylvania	100	1,202
	PSB Holdings, Inc.	224	2,089
	Pulaski Financial Corp.	89,534	1,016,211
#	QC Holdings, Inc.	120,144	997,195
	Rainier Pacific Financial Group, Inc.	51,047	664,632
	Renasant Corp.	144,153	3,347,233
	Republic Bancorp, Inc. Class A	178,255	4,438,549
*	Republic First Bancorp, Inc.	70,617	329,075
#	Resource America, Inc.	172,380	1,730,695

18

*	Rewards Network, Inc.	261,950	1,309,750
	Riverview Bancorp, Inc.	96,249	858,541
	Rockville Financial, Inc.	36,315	502,600
*	Roma Financial Corp.	1,800	26,676
	Rome Bancorp, Inc.	53,296	623,563
#	Royal Bancshares of Pennsylvania, Inc. Class A	25,254	240,166
	Rurban Financial Corp.	2,810	29,814
#	S&T Bancorp, Inc.	175,639	5,710,024
#	S.Y. Bancorp, Inc.	131,985	3,329,982
	Safety Insurance Group, Inc.	68,016	2,629,499
	Salisbury Bancorp, Inc.	1,235	40,755
	Sanders Morris Harris Group, Inc.	183,086	1,336,528
#	Sandy Spring Bancorp, Inc.	152,497	4,038,121
	SCBT Financial Corp.	77,631	2,585,112
*	SCPIE Holdings, Inc.	38,569	1,064,504
*	Seabright Insurance Holdings	165,630	2,537,452
#	Seacoast Banking Corp. of Florida	173,713	1,867,415
#	Security Bank Corp.	81,743	449,586
*	Security National Financial Corp. Class A	7,408	32,817
	Shore Bancshares, Inc.	4,390	104,087
	Shore Financial Corp.	3,360	73,920
	SI Financial Group, Inc.	600	5,886
	Siebert Financial Corp.	42,300	147,627
#	Sierra Bancorp	89,538	1,972,522
*	Signature Bank	121,734	3,474,288
	Simmons First National Corp. Class A	138,653	4,219,211
#	Smithtown Bancorp, Inc.	73,317	1,511,063
#	South Street Financial Corp.	2,945	17,066
*	Southcoast Financial Corp.	26,788	385,211
	Southern Community Financial Corp.	44,916	321,599
*	Southern Connecticut Bancorp, Inc.	5,900	41,890
*	Southern First Bancshares, Inc.	21,527	288,247
	Southern Missouri Bancorp, Inc.	500	7,350
	SouthFirst Bancshares, Inc.	100	831
	Southside Bancshares, Inc.	87,841	1,922,860
	Southwest Bancorp, Inc.	139,840	2,371,686
	Southwest Georgia Financial Corp.	7,416	135,713
	State Bancorp, Inc.	105,576	1,472,785
	StellarOne Corp.	62,755	1,084,406
#	Sterling Bancorp	309,669	4,542,844
	Sterling Bancshares, Inc.	632,637	6,465,550
	Sterling Financial Corp.	11,300	100,344
	Stewart Information Services Corp.	52,200	1,234,530
*	Stifel Financial Corp.	137,583	7,854,613
*	Stratus Properties, Inc.	66,808	1,769,744
#	Suffolk Bancorp	99,389	3,345,434
*	Sun American Bancorp	7,880	28,053
*	Sun Bancorp, Inc.	216,484	2,368,335
* #	Superior Bancorp	75,613	1,119,829
	Sussex Bancorp	4,460	44,645
	SWS Group, Inc.	268,623	4,964,153
	Taylor Capital Group, Inc.	67,340	865,319
	Team Financial, Inc.	3,892	31,331
	Teche Holding Co.	5,615	202,140
* #	Tejon Ranch Co.	164,529	6,566,352

19

#	Temecula Valley Bancorp, Inc.	73,925	445,028
*	Texas Capital Bancshares, Inc.	171,944	3,115,625
	TF Financial Corp.	17,770	430,567
*	The Bancorp, Inc.	135,000	1,437,750
*	The Intergroup Corp.	6,500	114,237
	The Savannah Bancorp, Inc.	10,468	164,452
#	The Wilber Corp.	14,950	130,065
	Thomas Properties Group, Inc.	62,989	652,566
* #	Thomas Weisel Partners Group, Inc.	39,221	267,487
	TIB Financial Corp.	27,151	174,038
*	Tidelands Bancshares, Inc.	9,107	84,240
#	TierOne Corp.	163,324	1,171,033
	Timberland Bancorp, Inc.	75,326	827,079
	Tompkins Financial Corp.	82,112	3,727,885
	Tower Financial Corp.	2,850	26,761
#	Tower Group, Inc.	194,624	5,073,848
*	Tradestation Group, Inc.	410,037	4,317,690
* #	Trenwick Group, Ltd.	12,662	16
* #	Triad Guaranty, Inc.	95,939	212,025
#	Trico Bancshares	150,603	2,481,937
#	TrustCo Bank Corp. (NY)	535,137	4,687,800
#	Umpqua Holdings Corp.	60,464	842,868
*	Unico American Corp.	114,100	1,070,258
	Union Bankshares Corp.	120,442	2,414,862
	Union Bankshares, Inc.	7,385	145,484
*	United America Indemnity, Ltd.	55,464	808,110
	United Bancshares, Inc.	2,040	27,030
*	United Capital Corp.	90,008	2,070,184
#	United Community Banks, Inc.	18,500	193,510
	United Community Financial Corp.	263,953	1,602,195
	United Financial Bancorp, Inc.	30,828	377,026
	United Fire & Casualty Co.	62,904	2,270,205
*	United PanAm Financial Corp.	150,147	557,045
#	United Security Bancshares (CA)	88,454	1,318,849
	United Western Bancorp, Inc.	35,127	606,292
	Unity Bancorp, Inc.	30,354	238,886
	Universal Insurance Holdings, Inc.	106,081	360,675
#	Univest Corporation of Pennsylvania	99,127	2,434,559
	ViewPoint Financial Group	5,549	89,838
#	Vineyard National Bancorp Co.	91,127	276,115
*	Virginia Commerce Bancorp, Inc.	257,461	1,557,639
	VIST Financial Corp.	6,927	116,166
*	Waccamaw Bankshares, Inc.	8,684	80,153
	Wainwright Bank & Trust Co.	12,087	131,386
	Washington Banking Co.	71,095	925,657
	Washington Trust Bancorp, Inc.	132,221	3,129,671
*	Wauwatosa Holdings, Inc.	50,830	664,348
	Wayne Savings Bancshares, Inc.	1,789	16,638
	Wesbanco, Inc.	244,944	5,388,768
#	West Bancorporation	159,296	1,911,552
	West Coast Bancorp	149,461	1,729,264
* #	Western Alliance Bancorp	16,500	174,735
	Westwood Holdings Group, Inc.	68,070	2,792,231
* #	White River Capital, Inc.	1,508	19,174
	Willow Financial Bancorp, Inc.	146,353	1,406,452

20

	Wilshire Bancorp, Inc.	264,376	2,360,878
*	Wilshire Enterprises, Inc.	130,375	404,162
	Wintrust Financial Corp.	96,528	3,009,743
*	World Acceptance Corp.	177,000	7,826,940
	WSB Holdings, Inc.	44,668	261,308
	WSFS Financial Corp.	12,200	621,590
	WVS Financial Corp.	1,395	22,641
* #	ZipRealty, Inc.	117,880	567,003
Total Financials			638,348,864

Health Care — (12.4%)
*	A.D.A.M., Inc.	5,100	36,592
*	Abaxis, Inc.	200,562	5,894,517
* #	Abiomed, Inc.	269,889	3,988,959
* #	Acadia Pharmaceuticals, Inc.	342,908	3,017,590
*	Accelr8 Technology Corp.	16,512	76,285
*	Accelrys, Inc.	262,039	1,708,494
* #	Accentia Biopharmaceuticals, Inc.	56,286	57,412
* #	Access Pharmaceuticals, Inc.	15,200	49,400
* #	Achillion Pharmaceuticals, Inc.	147,200	450,432
* #	Acorda Therapeutics, Inc.	51,887	1,118,684
*	Acusphere, Inc.	150,891	99,588
*	Adolor Corp.	294,513	1,669,889
* #	Advanced Life Sciences Holdings, Inc.	280,200	285,804
* #	ADVENTRX Pharmaceuticals, Inc.	511,200	227,484
*	Air Methods Corp.	117,580	4,531,533
* #	Akorn, Inc.	714,437	3,393,576
*	Albany Molecular Research, Inc.	326,551	4,565,183
* #	Alexza Pharmaceuticals, Inc.	78,576	402,309
*	Alliance Imaging, Inc.	473,700	3,993,291
*	Allied Healthcare International, Inc.	352,871	621,053
*	Allied Healthcare Products, Inc.	65,800	478,366
*	Allion Healthcare, Inc.	71,116	425,274
* #	Allos Therapeutics, Inc.	651,602	4,131,157
*	Almost Family, Inc.	26,237	640,445
*	Alteon, Inc.	4,418	13,254
* #	Amag Pharmaceuticals, Inc.	119,140	4,765,600
*	Amedisys, Inc.	14,040	713,372
*	America Services Group, Inc.	99,692	898,225
*	American Caresource Holding, Inc.	604	2,416
*	American Claims Evaluation, Inc.	3,100	2,480
* #	American Dental Partners, Inc.	123,120	1,479,902
	American Shared Hospital Services	35,563	88,907
*	AMICAS, Inc.	434,714	1,195,463
*	AMN Healthcare Services, Inc.	332,900	5,795,789
*	Amsurg Corp.	297,081	8,104,370
	Analogic Corp.	128,346	8,601,749
*	Anesiva, Inc.	107,121	375,995
*	Angeion Corp.	1,294	7,764
*	AngioDynamics, Inc.	170,383	2,639,233
*	Anika Therapeutics, Inc.	104,533	909,437
* #	Antigenics, Inc.	429,428	991,979
*	AP Pharma, Inc.	48,350	75,909
*	Apria Healthcare Group, Inc.	60,615	1,021,363
*	Aradigm Corp.	29,208	25,995

21

* #	Arcadia Resources, Inc.	126,700	95,025
* #	Ardea Biosciences, Inc.	50,457	726,581
* #	Arena Pharmaceuticals, Inc.	598,979	3,072,762
*	Ariad Pharmaceuticals, Inc.	631,834	1,630,132
*	Arqule, Inc.	388,417	1,662,425
* #	Array BioPharma, Inc.	395,379	2,459,257
*	Arrhythmia Research Technology, Inc.	26,575	153,072
* #	Aspect Medical Systems, Inc.	216,544	1,158,510
*	Assisted Living Concepts, Inc.	60,900	408,030
* #	AtheroGenics, Inc.	358,831	214,222
*	AtriCure, Inc.	37,786	370,681
	Atrion Corp.	17,983	1,897,386
*	ATS Medical, Inc.	142,500	313,500
*	Avalon Pharmaceuticals, Inc.	74,342	125,638
*	AVANIR Pharmaceuticals Class A	314,452	377,342
* #	AVANT Immunotherapeutics, Inc.	30,508	427,417
* #	AVI BioPharma, Inc.	482,772	675,881
*	Avigen, Inc.	262,088	778,401
* #	Barrier Therapeutics, Inc.	286,342	704,401
*	Bentley Pharmaceuticals, Inc.	204,950	3,209,517
*	Bioanalytical Systems, Inc.	26,885	120,982
* #	BioCryst Pharmaceuticals, Inc.	285,900	840,546
*	Bio-Imaging Technologies, Inc.	110,475	900,371
* #	BioLase Technology, Inc.	230,885	750,376
*	BioMimetic Therapeutics, Inc.	76,265	911,367
* #	Bio-Reference Laboratories, Inc.	134,668	3,345,153
* #	BioSante Pharmaceuticals, Inc.	227,470	907,605
*	BioScrip, Inc.	356,462	1,529,222
*	BioSphere Medical, Inc.	173,307	608,308
* #	Bovie Medical Corp.	151,099	1,175,550
*	Bruker BioSciences Corp.	218,507	2,543,421
* #	BSD Medical Corp.	208,291	1,555,934
*	Caliper Life Sciences, Inc.	463,931	1,660,873
	Cambrex Corp.	279,840	1,721,016
*	Candela Corp.	224,956	560,140
*	Cantel Medical Corp.	149,670	1,601,469
*	Capital Senior Living Corp.	261,688	2,103,972
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,507,542
*	Cardiac Science Corp.	187,226	1,767,413
* #	Cardica, Inc.	14,850	105,732
*	CardioDynamics International Corp.	34,800	63,336
*	Cardiotech International, Inc.	174,860	89,179
* #	Cardium Therapeutics, Inc.	1,700	3,995
*	CAS Medical Systems, Inc.	997	3,141
*	Catalyst Pharmaceutical Partners, Inc.	2,100	7,539
* #	Cell Genesys, Inc.	632,533	2,239,167
* #	Cell Therapeutics, Inc.	118,819	70,460
*	Centene Corp.	9,200	194,212
*	Cerus Corp.	283,024	1,398,139
*	Chad Therapeutics, Inc.	23,000	5,980
* #	Clarient, Inc.	44,200	85,748
* #	Clinical Data, Inc.	137,774	2,634,239
* #	Columbia Laboratories, Inc.	434,462	1,650,956
* #	Combimatrix Corp.	19,545	186,459
*	Combinatorx, Inc.	277,918	1,014,401

22

	Computer Programs & Systems, Inc.	100,981	2,014,571
* #	Conceptus, Inc.	282,206	5,356,270
*	Conmed Corp.	266,279	7,106,987
*	Continucare Corp.	9,850	21,670
* #	Corcept Therapeutics, Inc.	199,501	466,832
*	Cortex Pharmaceuticals, Inc.	243,740	185,242
*	Corvel Corp.	139,347	5,017,885
* #	Critical Therapeutics, Inc.	279,384	86,609
*	Cross Country Healthcare, Inc.	304,069	4,703,947
*	CryoCor, Inc.	62,340	84,159
*	CryoLife, Inc.	247,429	2,865,228
*	CuraGen Corp.	533,496	597,516
*	Curis, Inc.	404,216	594,198
* #	Cutera, Inc.	129,828	1,329,439
*	CV Therapeutics, Inc.	523,992	4,626,849
* #	Cyberonics, Inc.	250,000	4,432,500
* #	Cyclacel Pharmaceuticals, Inc.	196,819	411,352
*	Cynosure, Inc. Class A	70,655	1,733,167
* #	Cypress Bioscience, Inc.	340,354	2,770,482
*	Cytokinetics, Inc.	27,233	109,477
*	Cytomedix, Inc.	66,200	45,016
* #	Cytori Therapeutics, Inc.	144,413	1,085,986
* #	CytRx Corp.	6,400	5,632
	Datascope Corp.	151,010	6,451,147
*	Daxor Corp.	46,300	677,137
*	Del Global Technologies Corp.	157,042	369,049
* #	Dendreon Corp.	687,460	3,574,792
* #	DepoMed, Inc.	391,048	1,540,729
* #	Dexcom, Inc.	188,288	1,485,592
*	Dialysis Corporation of America	36,751	268,282
*	Digirad Corp.	75,285	168,638
* #	Discovery Laboratories, Inc.	733,463	1,371,576
* #	Durect Corp.	661,389	3,075,459
*	DUSA Pharmaceuticals, Inc.	158,876	314,574
*	Dyax Corp.	579,267	2,131,703
* #	Dynacq Healthcare, Inc.	67,234	414,161
* #	Dynavax Technologies Corp.	369,482	598,561
*	Elite Pharmaceuticals, Inc.	170,713	107,549
*	Emageon, Inc.	122,926	282,730
*	Emergent Biosolutions, Inc.	52,200	561,150
* #	Emeritus Corp.	209,968	4,457,621
*	Emisphere Technologies, Inc.	254,928	469,068
*	Encision, Inc.	3,700	8,510
* #	Endocare, Inc.	23,766	136,179
*	Endologix, Inc.	411,756	1,082,918
* #	Entremed, Inc.	493,456	355,042
*	Enzo Biochem, Inc.	337,687	3,319,463
* #	Enzon Pharmaceuticals, Inc.	132,200	1,163,360
*	EP Medsystems, Inc.	193,300	562,503
* #	Epicept Corp.	35,693	18,917
* #	EPIX Pharmaceuticals, Inc.	298,596	653,925
*	eResearch Technology, Inc.	532,178	8,509,526
*	etrials Worldwide, Inc.	92,049	153,722
*	Evotec AG Sponsored ADR	140,285	542,903
*	Exact Sciences Corp.	264,863	524,429

23

*	Exactech, Inc.	100,152	2,663,042
*	Exelixis, Inc.	465,852	2,944,185
* #	Farville, Inc.	12,443	1,213
* #	Five Star Quality Care, Inc.	316,450	2,120,215
* #	Genaera Corp.	29,683	65,006
* #	Genitope Corp.	336,125	33,612
* #	Genomic Health, Inc.	192,364	3,327,897
* #	Genta, Inc.	141,120	42,336
*	Gentiva Health Services, Inc.	273,736	5,513,043
* #	GenVec, Inc.	701,062	1,254,901
* #	Geron Corp.	721,387	3,065,895
*	Greatbatch, Inc.	218,900	4,104,375
* #	GTC Biotherapeutics, Inc.	134,253	68,469
* #	GTx, Inc.	169,636	2,547,933
* #	Halozyme Therapeutics, Inc.	321,600	1,665,888
* #	Hana Biosciences, Inc.	37,579	31,566
*	Hanger Orthopedic Group, Inc.	178,800	2,324,400
*	Harvard Bioscience, Inc.	302,596	1,452,461
*	Health Grades, Inc.	67,966	383,328
*	HealthAxis, Inc.	5,710	3,997
*	HealthStream, Inc.	212,266	624,062
*	HealthTronics, Inc.	325,205	1,229,275
* #	Hemispherx Biopharma, Inc.	550,400	385,390
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,009,930
* #	HMS Holdings Corp.	231,922	4,691,782
*	Hollis-Eden Pharmaceuticals, Inc.	227,168	343,024
*	Home Diagnostics, Inc.	1,100	8,734
	Hooper Holmes, Inc.	672,769	652,586
*	Human Genome Sciences, Inc.	56,023	329,415
* #	Hythiam, Inc.	119,471	286,730
*	Icagen, Inc.	19,600	32,144
*	ICU Medical, Inc.	137,591	3,505,819
* #	Idenix Pharmaceuticals, Inc.	90,010	588,665
* #	Idera Pharmaceuticals, Inc.	154,651	2,319,765
* #	IDM Pharma, Inc.	87,158	183,032
*	I-Flow Corp.	233,186	3,201,644
* #	Immtech International, Inc.	141,446	140,032
* #	Immunicon Corp.	251,597	67,931
* #	ImmunoGen, Inc.	412,276	1,875,856
* #	Immunomedics, Inc.	663,327	1,771,083
*	IMPATH Bankruptcy Liquidating Trust	70,200	140,400
*	Implant Sciences Corp.	99,817	104,808
*	Incyte Corp.	823,007	7,991,398
* #	Indevus Pharmaceuticals, Inc.	681,291	3,058,997
*	Infinity Pharmaceuticals, Inc.	148,385	1,090,630
*	Inhibitex, Inc.	97,500	63,375
* #	Inovio Biomedical Corp.	366,304	300,369
* #	Insite Vision, Inc.	99,217	58,538
* #	Insmed, Inc.	119,993	71,996
*	Inspire Pharmaceuticals, Inc.	427,333	1,675,145
*	IntegraMed America, Inc.	76,638	637,628
*	Interleukin Genetics, Inc.	91,221	131,358
* #	InterMune, Inc.	309,720	4,367,052
*	Interpharm Holdings, Inc.	139,900	2,938
* #	Introgen Therapeutics, Inc.	401,004	822,058

24

#	Invacare Corp.	256,974	4,671,787
*	Iridex Corp.	75,054	174,876
*	IRIS International, Inc.	177,276	2,804,506
* #	Isolagen, Inc.	338,100	202,860
*	IsoRay, Inc.	4,000	3,400
*	Ista Pharmaceuticals, Inc.	292,733	600,103
*	IVAX Diagnostics, Inc.	44,400	33,300
* #	Javelin Pharmaceuticals, Inc.	395,170	1,114,379
*	Kendle International, Inc.	141,840	5,360,134
*	Kensey Nash Corp.	122,700	3,604,926
* #	Keryx Biopharmaceuticals, Inc.	397,094	202,518
	Kewaunee Scientific Corp.	22,706	408,254
* #	Kosan Biosciences, Inc.	388,907	2,107,876
*	La Jolla Pharmaceutical Co.	363,497	694,279
	Landauer, Inc.	89,595	5,358,677
*	Langer, Inc.	18,400	26,312
*	Lannet Co., Inc.	208,170	811,863
#	LCA-Vision, Inc.	122,391	1,017,069
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,314,491
*	LHC Group, Inc.	120,710	2,615,786
*	Ligand Pharmaceuticals, Inc. Class B	335,429	1,177,356
*	Lipid Sciences, Inc.	188,800	135,936
* #	Luminex Corp.	303,813	6,756,801
*	Magyar Bancorp, Inc.	14,544	152,567
* #	Mannkind Corp.	58,738	176,214
* #	Martek Biosciences Corp.	113,697	4,293,199
*	Matrixx Initiatives, Inc.	93,800	1,549,576
*	Maxygen, Inc.	359,381	2,116,754
*	MedCath Corp.	219,005	4,752,408
*	Medical Action Industries, Inc.	154,955	2,057,802
*	Medical Staffing Network Holdings, Inc.	227,000	946,590
* #	Medivation, Inc.	127,336	1,931,687
*	MEDTOX Scientific, Inc.	79,672	1,160,024
*	Memory Pharmaceuticals Corp.	270,823	135,682
*	Memry Corp.	287,100	424,908
*	Merge Healthcare, Inc.	221,137	152,585
	Meridian Bioscience, Inc.	118,078	3,463,228
*	Merit Medical Systems, Inc.	262,180	4,173,906
*	Metabasis Therapeutics, Inc.	290,653	514,456
*	Metropolitan Health Networks, Inc.	468,252	1,006,742
* #	Micromet, Inc.	130,650	316,173
* #	Micrus Endovascular Corp.	117,071	1,324,073
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	1,402,084
* #	Milestone Scientific, Inc.	27,100	22,899
* #	Minrad International, Inc.	434,568	982,124
*	Molecular Insight Pharmaceuticals, Inc.	1,700	11,968
* #	Molina Healthcare, Inc.	105,756	3,189,601
* #	Momenta Pharmaceuticals, Inc.	123,718	1,586,065
* #	Monogram Biosciences, Inc.	789,657	868,623
*	MTS Medication Technologies	43,048	387,432
* #	MWI Veterinary Supply, Inc.	96,120	3,683,318
*	Nabi Biopharmaceuticals	598,665	2,478,473
* #	Nanogen, Inc.	298,367	98,700
* #	Nastech Pharmaceutical Co., Inc.	197,420	234,930
*	National Dentex Corp.	42,932	488,995

25

	National Healthcare Corp.	103,884	5,427,939
	National Research Corp.	63,112	2,006,330
*	Natus Medical, Inc.	212,592	4,583,484
* #	Nektar Therapeutics	172,154	767,807
*	Neogen Corp.	135,771	3,576,208
*	Neopharm, Inc.	252,632	154,106
*	Neose Technologies, Inc.	374,618	221,025
*	Neurobiological Technologies, Inc.	2,085	4,337
*	Neurocrine Biosciences, Inc.	368,927	1,818,810
* #	Neurogen Corp.	358,098	297,221
*	Neurometric, Inc.	109,772	234,912
* #	Nighthawk Radiology Holdings, Inc.	193,227	1,474,322
*	NitroMed, Inc.	365,125	449,104
*	NMT Medical, Inc.	118,700	568,573
*	North American Scientific, Inc.	19,900	28,059
* #	Northfield Laboratories, Inc.	243,732	216,921
*	Northstar Neuroscience, Inc.	68,280	115,393
* #	Novacea, Inc.	26,700	86,508
* #	NovaMed, Inc.	219,315	861,908
* #	Novavax, Inc.	550,279	1,650,837
*	Noven Pharmaceuticals, Inc.	240,127	2,939,154
*	NOVT Corp.	19,302	36,288
* #	NPS Pharmaceuticals, Inc.	440,805	1,983,622
*	Nutraceutical International Corp.	107,037	1,416,100
* #	Nutrition 21, Inc.	1,085	423
* #	NuVasive, Inc.	47,658	2,017,363
*	Nuvelo, Inc.	354,782	273,182
* #	NxStage Medical, Inc.	231,040	1,120,544
*	Occulogix, Inc.	12,798	2,176
*	Odyssey Healthcare, Inc.	330,171	3,602,166
* #	Omnicell, Inc.	284,303	3,775,544
*	Omrix Biopharmaceuticals, Inc.	113,586	2,066,129
* #	Opexa Therapeutics, Inc.	21,985	26,382
*	Optimer Pharmaceuticals, Inc.	2,300	17,066
*	OraSure Technologies, Inc.	452,018	2,458,978
*	Orchid Cellmark, Inc.	287,604	813,919
*	Ore Pharmaceuticals, Inc.	51,932	101,267
*	Orthologic Corp.	336,100	346,183
* #	Oscient Pharmaceuticals Corp.	95,072	199,651
* #	Osiris Therapeutics, Inc.	2,645	37,056
*	Osteotech, Inc.	170,725	1,044,837
*	Oxigene, Inc.	276,040	455,466
* #	Pain Therapeutics, Inc.	410,909	3,340,690
* #	PainCare Holdings, Inc.	372,904	9,323
*	Palatin Technologies, Inc.	325,781	68,414
* #	Palomar Medical Technologies, Inc.	177,971	1,968,359
*	Panacos Pharmaceuticals, Inc.	456,566	246,546
*	Par Pharmaceutical Companies, Inc.	270,260	4,929,542
*	PDI, Inc.	131,394	1,084,000
* #	Penwest Pharmaceuticals Co.	209,134	652,498
*	Pharmacopia, Inc.	103,050	444,145
* #	Pharmacyclics, Inc.	190,734	196,456
*	Pharmanet Development Group, Inc.	181,781	3,068,463
*	Phase Forward, Inc.	177,674	3,080,867
*	PHC, Inc.	25,439	71,229

26

* #	PhotoMedex, Inc.	152,162	97,536
*	Pipex Pharmaceuticals, Inc.	9,600	8,880
*	Poniard Pharmaceuticals, Inc.	16	63
* #	Pozen, Inc.	288,796	3,968,057
* #	Progenics Pharmaceuticals, Inc.	252,425	4,134,722
*	Prospect Medical Holdings, Inc.	32,100	118,128
*	Providence Service Corp.	108,845	2,878,950
* #	ProxyMed, Inc.	121,529	128,821
	Psychemedics Corp.	50,095	812,040
*	QuadraMed Corp.	416,508	849,676
* #	Questcor Pharmaceuticals, Inc.	343,109	1,746,425
*	Quidel Corp.	307,000	5,240,490
*	Quigley Corp.	72,152	391,064
* #	RadNet, Inc.	192,606	1,255,791
* #	Regeneration Technologies, Inc.	302,085	3,005,746
*	RegeneRx Biopharmaceuticals, Inc.	16,459	26,499
*	RehabCare Group, Inc.	158,700	2,693,139
*	Repligen Corp.	289,573	1,670,836
* #	Repros Therapeutics, Inc.	106,040	1,051,917
*	Res-Care, Inc.	263,391	5,022,866
*	Retractable Technologies, Inc.	33,500	46,900
* #	Rigel Pharmaceuticals, Inc.	240,963	5,624,076
* #	Rochester Medical Corp.	101,576	1,266,653
* #	Rockwell Medical Technologies, Inc.	18,656	113,615
*	Rotech Healthcare, Inc.	10,968	1,919
*	Rural/Metro Corp.	110,300	290,089
* #	RXi Pharmaceuticals Corp.	319	3,088
* #	Salix Pharmaceuticals, Ltd.	452,529	3,475,423
* #	Sangamo BioSciences, Inc.	343,507	3,806,058
*	Santarus, Inc.	460,119	1,118,089
* #	Savient Pharmaceuticals, Inc.	286,146	7,622,929
*	SciClone Pharmaceuticals, Inc.	452,990	810,852
#	Sciele Pharma, Inc.	344,976	7,558,424
*	SCOLR Pharma, Inc.	84,300	92,730
* #	Seattle Genetics, Inc.	557,925	5,216,599
*	Senesco Technologies, Inc.	23,100	31,185
* #	Senomyx, Inc.	278,963	1,442,239
*	Sequenom, Inc.	329,191	2,531,479
*	SeraCare Life Sciences, Inc.	127,485	509,940
*	SGX Pharmaceuticals, Inc.	7,750	10,695
* #	Signalife, Inc.	25,700	9,509
* #	Somanetics Corp.	124,105	2,194,176
* #	Somaxon Pharmaceuticals, Inc.	98,416	418,268
*	Sonic Innovations, Inc.	257,476	1,029,904
* #	SonoSite, Inc.	161,570	4,963,430
* #	Sonus Pharmaceuticals, Inc.	12,975	4,412
	Span-American Medical System, Inc.	36,600	439,932
*	Spectranetics Corp.	286,611	3,124,060
*	Spectrum Pharmaceuticals, Inc.	255,548	459,986
*	SRI/Surgical Express, Inc.	46,400	176,784
* #	Staar Surgical Co.	227,575	762,376
*	StemCells, Inc.	764,823	1,078,400
* #	Stereotaxis, Inc.	288,784	1,521,892
*	Strategic Diagnostics, Inc.	204,017	754,863
*	Sun Healthcare Group, Inc.	420,360	6,036,370

27

* #	Sunesis Pharmaceuticals, Inc.	23,900	47,800
*	SunLink Health Systems, Inc.	33,465	162,305
* #	SuperGen, Inc.	545,346	1,368,818
* #	SurModics, Inc.	180,264	8,083,038
*	SXC Health Solutions Corp.	11,093	180,705
*	Symmetry Medical, Inc.	269,982	3,998,433
*	Synovis Life Technologies, Inc.	119,202	2,333,975
*	Targacept, Inc.	25,923	205,310
* #	Telik, Inc.	142,343	308,884
* #	Tercica, Inc.	234,266	997,973
*	Theragenics Corp.	280,300	1,101,579
*	Third Wave Technologies, Inc.	411,141	4,362,206
* #	Thoratec Corp.	229,282	3,790,031
*	Threshold Pharmaceuticals, Inc.	202,520	62,781
* #	Titan Pharmaceuticals, Inc.	382,520	585,256
*	Torreypines Therapeutics, Inc.	1,500	1,995
*	Transcend Services, Inc.	100	1,063
#	Trimeris, Inc.	205,654	1,221,585
*	TriZetto Group, Inc.	416,255	8,936,995
*	U.S. Physical Therapy, Inc.	113,006	1,939,183
*	Urologix, Inc.	123,100	156,337
* #	Uroplasty, Inc.	41,537	149,533
	Utah Medical Products, Inc.	53,100	1,486,800
*	Vascular Solutions, Inc.	150,435	970,306
*	Vaxgen, Inc.	59,100	36,642
* #	Vermillion, Inc.	19,960	40,918
*	Via Pharmaceuticals, Inc.	240	540
*	Vical, Inc.	383,982	1,224,903
* #	ViroPharma, Inc.	267,832	2,568,509
* #	Vision-Sciences, Inc.	23,250	115,785
* #	Vital Images, Inc.	166,379	2,570,556
	Vital Signs, Inc.	129,553	7,357,315
* #	Vivus, Inc.	585,337	4,003,705
*	Vnus Medical Technologies	63,069	1,106,861
*	Volcano Corp.	64,126	893,916
*	Wright Medical Group, Inc.	307,377	9,126,023
* #	XOMA, Ltd.	17,000	34,000
	Young Innovations, Inc.	77,342	1,582,417
* #	Zila, Inc.	237,599	59,400
*	Zoll Medical Corp.	196,158	7,110,728
* #	Zymogenetics, Inc.	281,341	2,537,696
Total Health Care			646,466,824

Industrials — (14.1%)
* #	3-D Systems Corp.	176,164	1,613,662
*	A. T. Cross Co. Class A	135,037	1,108,654
#	AAON, Inc.	212,587	4,468,579
*	Acco Brands Corp.	51,606	791,636
*	Accuride Corp.	298,100	2,310,275
	Aceto Corp.	228,797	1,800,632
*	Active Power, Inc.	442,143	619,000
#	Administaff, Inc.	113,778	3,176,682
*	AeroCentury Corp.	6,566	71,963
*	Aerosonic Corp.	34,700	118,674
*	Air Transport Services Group, Inc.	581,006	958,660

28

*	AirNet Systems, Inc.	96,100	268,119
* #	Airtran Holdings, Inc.	507,303	1,521,909
	Alamo Group, Inc.	90,749	2,100,839
*	Alaska Air Group, Inc.	57,500	1,122,975
*	Allegiant Travel Co.	16,968	354,631
* #	Allied Defense Group, Inc.	51,940	368,774
	American Ecology Corp.	176,798	5,077,639
*	American Locker Group, Inc.	32,200	120,750
#	American Railcar Industries, Inc.	34,081	713,315
*	American Reprographics Co.	98,300	1,797,907
#	American Science & Engineering, Inc.	89,984	4,608,980
* #	American Superconductor Corp.	343,974	12,135,403
#	American Woodmark Corp.	154,920	3,490,348
	Ameron International Corp.	84,595	9,700,509
	Ampco-Pittsburgh Corp.	86,200	4,022,092
#	Amrep Corp.	65,210	3,261,152
	Angelica Corp.	93,962	2,039,915
*	APAC Customer Services, Inc.	495,143	708,054
	Apogee Enterprises, Inc.	280,770	6,665,480
* #	Applied Energetics, Inc.	781,939	1,587,336
	Applied Signal Technologies, Inc.	120,204	1,859,556
*	Argon ST, Inc.	216,502	5,226,358
#	Arkansas Best Corp.	162,953	6,055,333
* #	Arotech Corp.	99,723	231,357
	Art’s-Way Manufacturing Co., Inc.	100	2,040
* #	Astec Industries, Inc.	198,740	7,732,973
*	Astronics Corp.	67,236	1,171,923
*	Avalon Holding Corp. Class A	20,575	88,473
*	Axsys Technologies, Inc.	101,363	5,996,635
* #	AZZ, Inc.	119,452	3,748,404
#	Badger Meter, Inc.	249,540	12,264,891
*	Baker (Michael) Corp.	85,237	1,915,275
*	Baldwin Technology Co., Inc. Class A	131,900	415,485
	Barrett Business Services, Inc.	110,289	1,450,300
* #	Beacon Roofing Supply, Inc.	69,927	853,809
*	Blount International, Inc.	456,000	6,388,560
#	BlueLinx Holdings, Inc.	253,500	1,206,660
	Bowne & Co., Inc.	214,283	3,293,530
*	Breeze-Eastern Corp.	94,300	1,105,668
#	Briggs & Stratton Corp.	16,000	236,000
*	BTU International, Inc.	86,300	1,014,888
* #	Builders FirstSource, Inc.	326,290	2,388,443
* #	Butler International, Inc.	69,690	52,268
#	C&D Technologies, Inc.	230,400	1,423,872
*	Cano Petroleum, Inc.	144,872	1,158,976
* #	Capstone Turbine Corp.	905,071	3,403,067
#	Cascade Corp.	123,134	6,201,028
*	Casella Waste Systems, Inc. Class A	238,977	2,666,983
* #	CBIZ, Inc.	681,623	5,807,428
	CDI Corp.	198,022	5,643,627
*	CECO Environmental Corp.	121,676	772,643
*	Celadon Group, Inc.	225,065	2,565,741
*	Cenveo, Inc.	78,500	916,880
	Champion Industries, Inc.	96,894	471,874
*	Channell Commercial Corp.	24,400	29,280

29

*	Chart Industries, Inc.	106,592	4,465,139
	Chase Corp.	82,025	1,537,969
	Chicago Rivet & Machine Co.	20,000	451,000
	CIRCOR International, Inc.	138,180	7,380,194
* #	Coleman Cable, Inc.	4,800	53,280
*	Columbus McKinnon Corp.	184,400	5,257,244
*	Comforce Corp.	80,066	164,135
	Comfort Systems USA, Inc.	400,300	5,319,987
*	Commercial Vehicle Group, Inc.	211,435	2,947,404
*	Competitive Technologies, Inc.	102,100	303,237
	CompX International, Inc.	12,016	80,988
*	COMSYS IT Partners, Inc.	190,136	1,908,965
*	Conrad Industries, Inc.	18,700	219,725
* #	Consolidated Graphics, Inc.	123,797	6,800,169
*	Cornell Companies, Inc.	106,200	2,361,888
*	Corrpro Companies, Inc.	42,175	57,569
* #	CoStar Group, Inc.	53,889	2,527,394
*	Covanta Holding Corp.	1	21
*	Covenant Transport Group Class A	91,000	431,340
*	CPI Aerostructures, Inc.	47,933	378,191
* #	CRA International, Inc.	115,855	4,039,864
	Cubic Corp.	58,497	1,478,804
*	Devcon International Corp.	29,000	43,500
#	Diamond Management & Technology Consultants, Inc.	311,934	1,653,250
*	Distributed Energy Systems Corp.	270,111	137,811
* #	Document Securities Systems, Inc.	132,096	755,589
*	Double Eagle Petroleum Co.	15,421	305,644
*	Ducommun, Inc.	99,023	3,136,058
*	DXP Enterprises, Inc.	33,666	1,385,019
*	Dynamex, Inc.	104,998	2,632,300
	Dynamic Materials Corp.	111,300	4,828,194
* #	Eagle Test Systems, Inc.	121,798	1,404,331
	Eastern Co.	57,872	952,284
	Ecology & Environment, Inc. Class A	16,130	183,076
	Electro Rent Corp.	238,205	3,363,455
#	Encore Wire Corp.	219,225	4,965,446
* #	Energy Focus, Inc.	103,463	246,242
*	EnerSys	36,848	1,150,026
* #	ENGlobal Corp.	247,000	2,536,690
	Ennis, Inc.	252,058	4,761,376
*	EnPro Industries, Inc.	197,900	7,935,790
*	Environmental Tectonics Corp.	60,400	141,940
	Espey Manufacturing & Electronics Corp.	41,000	930,700
*	Evercel, Inc.	2,566	2,027
* #	Exide Technologies	163,098	2,689,486
*	Exponent, Inc.	145,900	4,759,258
*	ExpressJet Holdings, Inc.	497,400	1,009,722
*	EXX, Inc. Class A	11,994	44,378
*	EXX, Inc. Class B	100	383
	Federal Signal Corp.	467,647	6,303,882
*	First Aviation Services, Inc.	1,700	2,729
* #	Flanders Corp.	251,600	1,801,456
*	Flow International Corp.	338,092	3,435,015
*	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	4,800

30

#	Forward Air Corp.	182,025	6,744,026
#	Franklin Electric Co., Inc.	97,027	3,929,594
	Freightcar America, Inc.	76,750	3,346,300
* #	Frontier Airlines Holdings, Inc.	278,557	65,461
	Frozen Food Express Industries, Inc.	161,875	1,278,813
* #	Fuel Tech, Inc.	38,453	978,244
* #	FuelCell Energy, Inc.	625,050	6,331,757
*	Furmanite Corp.	330,948	3,001,698
	G & K Services, Inc. Class A	149,828	5,242,482
* #	Gehl Co.	114,303	1,828,848
#	Gencorp, Inc.	555,400	4,620,928
	General Employment Enterprises, Inc.	21,900	22,776
*	GeoEye, Inc.	146,037	2,489,931
*	GeoPetro Resources Co.	2,726	6,733
*	Global Cash Access, Inc.	38,800	277,420
*	Global Payment Technologies, Inc.	35,300	8,825
	Gorman-Rupp Co.	165,285	7,256,012
*	GP Strategies Corp.	152,856	1,522,446
	Graham Corp.	32,600	2,231,144
	Greenbrier Companies, Inc.	149,800	3,932,250
*	Griffon Corp.	295,450	2,670,868
	Hardinge, Inc.	102,200	1,435,910
*	Hawaiian Holdings, Inc.	588,481	4,307,681
#	Healthcare Services Group, Inc.	410,100	7,234,164
	Heico Corp. Class A	125,402	4,968,427
	Heidrick & Struggles International, Inc.	165,119	4,730,659
*	Henry Bros. Electronics, Inc.	29,514	188,890
*	Herley Industries, Inc.	127,372	2,046,868
*	Hill International, Inc.	246,397	3,979,312
*	Hirsch International Corp. Class A	4,550	7,007
	Hi-Shear Technology Corp.	65,001	770,262
* #	Hoku Scientific, Inc.	58,424	449,865
#	Horizon Lines, Inc. Class A	49,533	622,630
#	Houston Wire & Cable Co.	29,709	641,120
* #	HQ Sustainable Maritime Industries, Inc.	35,842	550,175
*	Hudson Highland Group, Inc.	248,195	3,109,883
* #	Hudson Technologies, Inc.	20,484	67,597
* #	Hurco Companies, Inc.	63,300	2,293,359
*	Huttig Building Products, Inc.	161,870	378,776
*	ICT Group, Inc.	147,645	1,565,037
*	II-VI, Inc.	217,882	8,521,365
*	Industrial Distribution Group, Inc.	81,400	983,312
* #	Innerworkings, Inc.	77,207	990,566
*	Innotrac Corp.	156,400	639,676
* #	Innovative Solutions & Support, Inc.	165,303	1,279,445
*	Insituform Technologies, Inc. Class A	258,860	4,773,378
#	Insteel Industries, Inc.	168,144	2,695,348
*	Integrated Electrical Services, Inc.	151,776	2,771,430
* #	InterDigital, Inc.	19,390	484,556
*	Interline Brands, Inc.	249,015	4,447,408
*	International Shipholding Corp.	57,308	1,362,784
*	Intersections, Inc.	163,946	1,537,813
*	JPS Industries, Inc.	24,500	175,175
*	Kadant, Inc.	108,100	2,889,513
	Kaman Corp. Class A	237,610	6,154,099

31

	Kelly Services, Inc. Class A	75,158	1,578,318
	Kelly Services, Inc. Class B	118	2,366
*	Kenexa Corp.	247,427	4,983,180
*	Key Technology, Inc.	49,005	1,792,113
*	Kforce, Inc.	401,879	3,717,381
	Knoll, Inc.	201,529	2,988,675
* #	Korn/Ferry International	253,000	4,250,400
*	K-Tron International, Inc.	54,706	7,482,687
*	L.B. Foster Co. Class A	120,700	4,131,561
	L.S. Starrett Co. Class A	41,911	954,733
*	LaBarge, Inc.	211,950	2,797,740
*	Ladish Co., Inc.	142,155	4,621,459
	Lawson Products, Inc.	67,295	1,748,997
*	Layne Christensen Co.	159,000	8,129,670
*	Learning Tree International, Inc.	161,606	2,860,426
*	LECG Corp.	222,675	2,249,018
*	LGL Group, Inc.	39,334	287,138
*	LMI Aerospace, Inc.	107,266	2,231,133
	LSI Industries, Inc.	260,130	2,767,783
*	Lydall, Inc.	141,300	2,167,542
* #	M&F Worldwide Corp.	85,330	3,053,961
*	Mac-Gray Corp.	116,200	1,222,424
*	Magnetek, Inc.	298,299	1,342,346
*	MAIR Holdings, Inc.	151,940	638,148
*	Manitex International, Inc.	6,450	34,895
*	Marten Transport, Ltd.	206,500	3,700,480
	Maxco, Inc.	18,800	70,500
	McGrath Rentcorp.	246,518	6,811,292
# ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	239,992
*	Media Sciences International, Inc.	11,400	33,060
* #	Medialink Worldwide, Inc.	60,009	61,209
*	Merrimac Industries, Inc.	20,512	142,558
* #	Mesa Air Group, Inc.	331,800	238,896
* #	Metalline Mining Co.	9,600	19,488
	Met-Pro Corp.	260,261	3,508,318
* #	MFRI, Inc.	63,151	984,524
* #	Microvision, Inc.	461,801	1,597,831
* #	Milacron, Inc.	42,943	54,967
* #	Millennium Cell, Inc.	118,277	5,205
*	Miller Industries, Inc.	112,829	1,262,557
*	Misonix, Inc.	62,750	225,900
*	Mobile Mini, Inc.	59,670	1,442,224
*	Modtech Holdings, Inc.	156,574	34,415
*	Moore Handley, Inc.	1,500	3,450
*	MTC Technologies, Inc.	150,033	3,575,286
	Mueller (Paul) Co.	26,300	1,354,450
	Multi-Color Corp.	101,404	2,256,239
	NACCO Industries, Inc. Class A	7,700	668,822
*	Nashua Corp.	54,500	514,480
*	National Patent Development Corp.	109,400	251,620
*	National Technical Systems, Inc.	83,600	463,980
*	Navigant Consulting, Inc.	183,927	3,706,129
*	NCI Building Systems, Inc.	130,500	4,076,820
*	North America Galvanizing & Coatings, Inc.	112,700	866,663

32

* #	Odyssey Marine Exploration, Inc.	448,045	2,199,901
	Omega Flex, Inc.	115,650	2,073,605
*	On Assignment, Inc.	350,304	2,921,535
*	Orbit International Corp.	14,582	101,928
*	P.A.M. Transportation Services, Inc.	96,745	1,418,282
	Pacer International, Inc.	41,926	941,658
*	Paragon Technologies, Inc.	39,425	257,840
*	Park-Ohio Holdings Corp.	125,525	1,885,386
*	Patrick Industries, Inc.	47,400	344,124
*	Patriot Transportation Holding, Inc.	31,700	2,849,196
*	Peerless Manufacturing Co.	64,125	2,979,248
*	Pemco Aviation Group Inc	8,074	18,328
*	PGT, Inc.	19,800	60,786
*	Pike Electric Corp.	139,460	2,174,181
* #	Pinnacle Airlines Corp.	217,187	1,413,887
* #	Plug Power, Inc.	674,684	2,118,508
*	Point Blank Solutions, Inc.	399,000	1,256,850
	Portec Rail Products, Inc.	65,593	796,955
*	Powell Industries, Inc.	110,356	5,900,735
* #	Power-One, Inc.	787,298	2,393,386
	Preformed Line Products Co.	28,130	1,421,128
* #	Protection One, Inc.	26,663	226,902
	Providence & Worcester Railroad Co.	14,605	292,100
*	Quality Distribution, Inc.	172,513	603,796
	Quipp, Inc.	14,300	74,360
	Quixote Corp.	87,303	890,491
	Raven Industries, Inc.	349,469	13,192,455
*	RBC Bearings, Inc.	163,625	6,165,390
*	RCM Technologies, Inc.	112,993	488,130
*	Republic Airways Holdings, Inc.	386,391	4,706,242
*	Rush Enterprises, Inc. Class A	239,334	3,872,424
*	Rush Enterprises, Inc. Class B	118,986	1,789,549
*	Saia, Inc.	112,832	1,569,493
	Schawk, Inc.	254,089	4,253,450
*	School Specialty, Inc.	207,467	6,512,389
*	Schuff International, Inc.	53,200	1,489,600
	Servidyne, Inc.	18,810	114,553
	Servotronics, Inc.	24,804	394,136
*	SIFCO Industries, Inc.	52,483	674,407
* #	Simclar, Inc.	23,400	80,496
*	SL Industries, Inc.	88,385	1,299,260
*	SmartPros, Ltd.	38,973	148,097
*	SPACEHAB, Inc.	6,182	3,647
*	Sparton Corp.	93,971	432,267
*	Spherion Corp.	474,893	2,388,712
*	Spherix, Inc.	135,435	139,498
* #	Spire Corp.	102,842	1,478,868
*	Standard Parking Corp.	190,180	4,077,459
	Standard Register Co.	232,340	2,760,199
	Standex International Corp.	116,377	2,403,185
*	Stanley, Inc.	10,200	321,912
*	Sterling Construction Co., Inc.	102,171	2,032,181
	Sun Hydraulics, Inc.	160,570	6,440,463
*	Superior Essex, Inc.	199,863	8,694,041
	Supreme Industries, Inc.	93,883	437,495

33

	Sypris Solutions, Inc.	167,114	750,342
*	SYS Technologies	108,100	264,845
	TAL International Group, Inc.	217,127	5,834,202
*	Taleo Corp. Class A	135,254	2,676,677
* #	Taser International, Inc.	595,694	4,187,729
*	Team, Inc.	156,000	4,998,240
*	TeamStaff, Inc.	3,862	8,883
	Tech/Ops Sevcon, Inc.	60,800	449,920
	Technology Research Corp.	57,021	171,063
	Tecumseh Products Co. Class A	123,298	4,304,333
*	Tecumseh Products Co. Class B	2,168	65,582
	Tennant Co.	184,600	6,492,382
*	The Advisory Board Co.	11,844	546,837
	Thomas Group, Inc.	37,879	97,349
	Titan International, Inc.	260,689	10,305,036
	Todd Shipyards Corp.	56,106	821,392
*	Trailer Bridge, Inc.	42,500	262,650
*	TRC Companies, Inc.	179,330	928,929
	Tredegar Industries, Inc.	337,450	4,930,145
* #	Trex Co., Inc.	144,000	1,612,800
	Triumph Group, Inc.	14,909	927,191
* #	TRM Corp.	153,686	38,422
*	TrueBlue, Inc.	179,721	2,616,738
*	Tufco Technologies, Inc.	4,898	32,327
*	TurboChef Technologies, Inc.	284,090	1,911,926
	Twin Disc, Inc.	164,400	3,123,600
*	U.S. Home Systems, Inc.	80,559	378,627
*	Ultralife Batteries, Inc.	141,146	1,782,674
	Universal Forest Products, Inc.	75,178	2,550,790
* #	Universal Security Instruments, Inc.	23,362	148,349
* #	Universal Truckload Services, Inc.	71,381	1,738,841
*	UQM Technologies, Inc.	247,770	626,858
*	USA Truck, Inc.	100,052	1,278,665
* #	Valence Technology, Inc.	67,400	272,970
*	Valpey Fisher Corp.	36,360	150,894
*	Versar, Inc.	79,581	413,821
	Viad Corp.	208,359	6,871,680
#	Vicor Corp.	273,354	3,086,167
*	Volt Information Sciences, Inc.	230,256	3,444,630
	VSE Corp.	50,570	1,738,091
	Wabash National Corp.	301,940	2,590,645
*	WCA Waste Corp.	140,080	771,841
*	Westaff, Inc.	152,017	310,115
* #	Willdan Group, Inc.	7,764	41,926
*	Willis Lease Finance Corp.	72,137	794,950
*	Zareba Systems, Inc.	750	1,868
Total Industrials			732,505,667

Information Technology — (16.9%)
* #	8X8, Inc.	84,000	97,440
* #	Acacia Research-Acacia Technologies	280,483	1,523,023
* #	Access Integrated Technologies, Inc.	186,582	401,151
*	ACI Worldwide, Inc.	57,519	1,001,406
*	Acorn Factor, Inc.	86,500	559,655
*	Actel Corp.	247,416	4,243,184

34

*	ActivIdentity Corp.	433,354	1,230,725
*	Actuate Corp.	598,987	2,970,976
*	Adaptec, Inc.	1,028,638	3,322,501
*	ADDvantage Technologies Group, Inc.	62,629	230,475
* #	Adept Technology, Inc.	21,038	176,509
*	Advanced Analogic Technologies, Inc.	386,278	2,696,220
*	Advanced Energy Industries, Inc.	407,372	6,452,772
* #	Advanced Photonix, Inc.	82,398	115,357
*	Aehr Test Systems	67,700	591,698
*	Aetrium, Inc.	94,699	296,408
	Agilysys, Inc.	241,695	2,523,296
*	Airspan Networks, Inc.	404,222	358,949
* ●	Allen Organ Co.	4,700	42,711
	Alliance Semiconductor Corp.	151,255	143,692
*	Allied Motion Technologies, Inc.	34,580	187,769
* #	American Commercial Lines, Inc.	80,237	1,230,836
	American Software, Inc. Class A	277,700	1,816,158
* #	Ampex Corp. Class A	7,565	1,891
*	Amtech Systems, Inc.	72,344	711,142
* #	Anadigics, Inc.	564,960	6,982,906
*	Analysts International Corp.	190,092	330,760
*	Anaren, Inc.	162,146	2,109,519
*	Ansoft Corp.	234,300	8,547,264
*	Apogee Technology, Inc.	3,300	2,690
*	Applied Digital Solutions, Inc.	535,300	455,005
*	Ariba, Inc.	645,220	9,575,065
*	Art Technology Group, Inc.	1,043,954	3,914,828
* #	Ascendia Brands, Inc.	109,895	3,297
*	Astea International, Inc.	21,160	73,637
	Astro-Med, Inc.	68,027	680,270
*	Asyst Technologies, Inc.	476,594	1,691,909
* #	Atari, Inc.	81,814	134,175
	Atlantic Tele-Network, Inc.	61,545	1,843,888
*	Authentidate Holding Corp.	295,902	150,910
*	Autobytel, Inc.	391,202	653,307
* #	Avanex Corp.	1,215,890	1,434,750
* #	Avid Technology, Inc.	2,975	63,844
*	Aviza Technology, Inc.	116,068	62,677
*	Aware, Inc.	218,179	789,808
*	Axcelis Technologies, Inc.	1,005,230	5,739,863
*	Axesstel, Inc.	97,500	78,975
*	AXS-One, Inc.	149,900	52,465
*	AXT, Inc.	289,963	1,339,629
* #	Bankrate, Inc.	179,072	9,043,136
	Bel Fuse, Inc. Class A	42,550	1,304,158
	Bel Fuse, Inc. Class B	93,150	2,439,599
*	Bell Industries, Inc.	88,500	19,028
*	Bell Microproducts, Inc.	228,950	606,718
*	BigBand Networks, Inc.	93,452	495,296
*	Bitstream, Inc.	81,600	512,448
	Black Box Corp.	160,930	4,618,691
*	Blonder Tongue Laboratories, Inc.	76,300	92,323
*	Blue Coat Systems, Inc.	239,874	4,346,517
	Bogen Communications International, Inc.	64,200	303,345
*	Bookham, Inc.	692,066	1,404,894

35

*	Borland Software Corp.	698,336	984,654
*	Bottomline Technologies, Inc.	243,096	2,418,805
*	Brightpoint, Inc.	9,808	96,609
* #	BroadVision, Inc.	1,336,825	1,363,562
*	BSQUARE Corp.	95,225	454,223
* #	Cabot Microelectronics Corp.	234,301	8,692,567
*	CalAmp Corp.	221,484	555,925
*	California Micro Devices Corp.	209,700	748,629
*	Callidus Software, Inc.	199,706	1,214,212
*	CallWave, Inc.	182,541	443,575
	CAM Commerce Solutions, Inc.	35,916	1,301,237
*	Captaris, Inc.	271,921	1,185,576
*	Cascade Microtech, Inc.	7,800	61,230
#	Cass Information Systems, Inc.	35,120	1,115,762
*	Catalyst Semiconductor, Inc.	149,542	672,939
*	Catapult Communications Corp.	127,358	938,628
*	Centillium Communications, Inc.	351,310	281,048
*	CEVA, Inc.	186,703	1,562,704
*	Checkpoint Systems, Inc.	679	17,634
*	Cherokee International Corp.	190,958	553,778
*	Chordiant Software, Inc.	316,181	2,029,882
*	Chyron International Corp.	2,415	14,249
*	Ciber, Inc.	487,964	3,425,507
*	Ciprico, Inc.	49,200	79,704
*	Cirrus Logic, Inc.	866,516	5,684,345
*	Clarus Corp.	138,650	831,900
*	Clearfield, Inc.	41,400	62,100
	CLST Holdings, Inc.	852	311
*	CMGI, Inc.	62,978	943,410
	Cognex Corp.	285,198	7,945,616
	Cohu, Inc.	221,068	3,782,473
*	Comarco, Inc.	72,455	233,305
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,308,320
*	Computer Task Group, Inc.	178,200	892,782
*	Comtech Telecommunications Corp.	8,169	378,225
*	Concurrent Computer Corp.	627,992	433,314
* #	Convera Corp.	415,272	577,228
*	CPI International, Inc.	109,756	1,337,926
*	Cray, Inc.	62,070	386,696
*	Credence Systems Corp.	993,702	1,073,198
*	CSG Systems International, Inc.	102,155	1,356,618
*	CSP, Inc.	78,328	459,785
	CTS Corp.	280,819	3,055,311
*	CVD Equipment Corp.	31,867	100,700
*	Cyberoptics Corp.	86,095	771,411
*	Cybersource Corp.	466,945	9,063,402
#	Daktronics, Inc.	98,514	1,988,998
*	Data I/O Corp.	77,000	453,530
*	Datalink Corp.	102,131	485,122
	Dataram Corp.	83,150	270,238
*	DataTRAK International, Inc.	43,350	26,660
*	Datawatch Corp.	18,488	48,623
*	Delphax Technologies, Inc.	51,200	10,240
*	Digi International, Inc.	239,351	2,158,946

36

*	Digimarc Corp.	211,333	2,347,910
*	Ditech Networks, Inc.	316,660	753,651
*	Dot Hill Systems Corp.	415,566	1,246,698
*	Double-Take Software, Inc.	35,300	460,312
*	DSP Group, Inc.	275,627	2,298,729
*	DTS, Inc.	179,451	6,011,609
*	Dynamics Research Corp.	82,812	887,745
*	EarthLink, Inc.	780,292	7,490,803
*	Easylink Services International Corp.	13,900	40,032
* #	Echelon Corp.	376,833	5,562,055
*	EDGAR Online, Inc.	230,999	531,298
*	Edgewater Technology, Inc.	87,868	451,642
*	EFJ, Inc.	228,174	337,698
*	Elecsys Corp.	27,320	155,724
*	Electro Scientific Industries, Inc.	285,786	4,515,419
* #	Electroglas, Inc.	192,800	362,464
	Electro-Sensors, Inc.	3,450	16,940
* #	Elixir Gaming Technologies, Inc.	827,744	1,208,506
*	eLoyalty Corp.	84,791	708,853
* #	EMCORE Corp.	459,541	3,611,992
*	EMS Technologies, Inc.	151,599	4,150,781
*	En Pointe Technologies, Inc.	57,200	134,992
*	Endwave Corp.	111,900	765,396
* #	Enliven Marketing Technologies Corp.	231,455	215,253
*	Entertainment Distribution Co., Inc.	622,309	280,039
*	Entorian Technologies, Inc.	445,218	467,479
*	Entrust, Inc.	597,298	1,672,434
*	Epicor Software Corp.	560,873	4,812,290
* #	EPIQ Systems, Inc.	289,576	4,775,108
*	ePlus, Inc.	71,645	852,576
*	ESS Technology, Inc.	317,393	507,829
*	Evans & Sutherland Computer Corp.	99,891	92,899
*	Evolving Systems, Inc.	71,600	166,828
*	Exar Corp.	395,970	3,112,324
*	Excel Technology, Inc.	106,096	2,760,618
*	Extreme Networks, Inc.	1,170,472	3,804,034
* #	FalconStor Software, Inc.	489,952	4,380,171
* #	Faro Technologies, Inc.	145,602	4,174,409
*	FEI Co.	106,851	2,504,587
* #	Finisar Corp.	78,506	144,451
*	Forgent Networks, Inc.	263,300	144,815
*	Forrester Research, Inc.	224,649	6,786,646
* #	FortuNet, Inc.	5,570	35,147
	Frequency Electronics, Inc.	89,100	596,970
*	FSI International, Inc.	276,071	483,124
*	Gerber Scientific, Inc.	213,989	2,142,030
	Gevity HR, Inc.	245,268	1,832,152
*	Giga-Tronics, Inc.	49,100	67,513
*	Globecomm Systems, Inc.	142,500	1,383,675
*	Goldleaf Financial Solutions, Inc.	170,531	349,589
*	Greenfield Online, Inc.	254,623	3,243,897
*	GSE Systems, Inc.	117,306	1,008,832
*	GSI Technology, Inc.	200	822
*	GTSI Corp.	88,426	679,996
*	Guidance Software, Inc.	31,020	309,890

37

*	Hackett Group, Inc.	399,644	2,110,120
*	Halifax Corp.	8,650	3,460
*	Harmonic, Inc.	768,602	7,393,951
*	Harris Stratex Networks, Inc. Class A	207,241	2,329,389
*	Hauppauge Digital, Inc.	96,300	221,490
#	Heartland Payment Systems, Inc.	17,800	459,418
*	hi/fn, Inc.	127,506	645,180
*	Hutchinson Technology, Inc.	240,529	3,463,618
*	Hypercom Corp.	538,300	2,621,521
*	I.D. Systems, Inc.	101,679	748,357
* #	i2 Technologies, Inc.	205,275	2,463,300
#	iBasis, Inc.	345,562	1,157,633
*	Ibis Technology Corp.	80,230	20,860
*	iCAD, Inc.	37,500	138,000
*	iGATE Capital Corp.	525,324	4,491,520
* #	iGo, Inc.	283,590	368,667
*	Ikanos Communications	35,141	125,102
* #	ImageWare Systems, Inc.	129,400	71,170
*	I-many, Inc.	320,660	323,867
#	Imergent, Inc.	113,382	1,303,893
*	Immersion Corp.	249,810	2,140,872
*	InFocus Corp.	357,788	611,817
	InfoSpace, Inc.	302,720	2,763,834
	infoUSA, Inc.	382,889	2,148,007
*	Innodata Isogen, Inc.	231,328	724,057
*	Innovex, Inc.	156,900	117,675
*	InPlay Technologies, Inc.	8,800	4,400
*	Insight Enterprises, Inc.	59,449	796,617
*	Insightful Corp.	40,100	76,190
*	InsWeb Corp.	12,966	129,660
	Integral Systems, Inc.	118,700	4,699,333
*	Integrated Silicon Solution, Inc.	209,476	1,277,804
* #	Intelli-Check, Inc.	120,742	327,211
*	Intelligent Systems Corp.	42,582	140,521
*	Intelligroup, Inc.	116,800	198,560
* #	Interactive Intelligence, Inc.	169,465	2,208,129
*	Interlink Electronics, Inc.	56,180	44,944
* #	Internap Network Services Corp.	472,118	2,488,062
*	Internet Brands, Inc.	49,400	350,246
*	Internet Capital Group, Inc.	368,125	3,703,338
*	Interphase Corp.	62,700	233,244
*	Intervoice, Inc.	378,755	2,446,757
*	Interwoven, Inc.	434,529	5,827,034
*	Intest Corp.	84,141	151,033
*	Intevac, Inc.	209,510	2,409,365
*	IntriCon Corp.	47,772	372,622
*	INX, Inc.	43,500	549,405
*	Iomega Corp.	519,891	1,996,381
*	iPass, Inc.	380,440	817,946
* #	iPCS, Inc.	55,509	1,665,270
*	IPG Photonics Corp.	5,759	115,698
*	Iteris, Inc.	120,175	358,122
*	Ixia	288,336	2,332,638
*	IXYS Corp.	322,323	3,758,286
*	Jaco Electronics, Inc.	63,009	81,282

38

*	JDA Software Group, Inc.	266,911	5,444,984
*	Jupitermedia Corp.	316,551	588,785
	Keithley Instruments, Inc.	140,995	1,443,789
*	Kemet Corp.	666,900	2,687,607
*	Key Tronic Corp.	96,300	346,680
*	Keynote Systems, Inc.	113,450	1,531,575
*	Kintera, Inc.	54,204	58,540
*	Kopin Corp.	650,320	1,970,470
*	Kratos Defense & Security Solutions, Inc.	579,804	1,130,618
* #	Kulicke & Soffa Industries, Inc.	563,563	3,990,026
*	KVH Industries, Inc.	134,800	1,186,240
*	Lantronix, Inc.	15,000	12,918
*	LaserCard Corp.	115,990	849,047
*	Lattice Semiconductor Corp.	1,053,119	3,749,104
*	Leadis Technolgies, Inc.	4,837	8,078
*	LeCroy Corp.	115,888	1,002,431
*	LightPath Technologies, Inc.	8,650	14,619
*	Lionbridge Technologies, Inc.	543,910	1,321,701
*	Littlefuse, Inc.	204,498	7,727,979
*	Logic Devices, Inc.	45,800	48,548
*	LogicVision, Inc.	60,980	91,470
*	Logility, Inc.	135,800	893,564
*	LoJack Corp.	184,140	1,703,295
*	LookSmart, Ltd.	225,420	976,069
*	Loral Space & Communications, Inc.	72,281	1,401,529
*	LTX Corp.	608,826	1,789,948
* #	Lumera Corp.	196,504	200,434
* #	Luna Innovations, Inc.	44,091	345,233
*	Magma Design Automation, Inc.	376,370	2,841,594
*	Management Network Group, Inc.	107,667	178,727
*	Manhattan Associates, Inc.	267,770	6,801,358
#	Marchex, Inc. Class B	279,201	3,691,037
*	Mastec, Inc.	636,600	7,505,514
*	Mattson Technology, Inc.	504,517	2,532,675
#	Maximus, Inc.	212,800	7,824,656
* #	Maxwell Technologies, Inc.	160,332	2,188,532
*	MDI, Inc.	64,298	29,590
* #	Mechanical Technology, Inc.	32,010	102,432
*	MedQuist, Inc.	34,644	314,394
*	Mentor Graphics Corp.	40,841	475,798
*	Mercury Computer Systems, Inc.	196,106	1,739,460
*	Merix Corp.	185,600	464,000
	Mesa Laboratories, Inc.	31,485	632,534
	Methode Electronics, Inc.	358,276	4,098,677
	Micrel, Inc.	527,371	5,062,762
*	MicroStrategy, Inc.	22,657	1,803,724
*	Microtune, Inc.	524,888	2,194,032
* #	Midway Games, Inc.	150,000	330,000
* #	Mindspeed Technologies, Inc.	1,042,980	855,244
*	MIPS Technologies, Inc.	433,092	1,654,411
*	MIVA, Inc.	320,469	544,797
	Mocon, Inc.	72,775	793,975
*	Moldflow Corp.	111,837	2,460,414
*	Monolithic Power Systems	283,490	6,868,963
* #	MoSys, Inc.	303,966	1,519,830

39

* #	Motive, Inc.	79,300	108,641
*	MRV Communications, Inc.	1,232,392	2,193,658
*	MSC. Software Corp.	398,108	4,924,596
*	MTM Technologies, Inc.	41,700	12,093
	MTS Systems Corp.	188,648	7,138,440
* #	Multi-Fineline Electronix, Inc.	101,298	2,031,025
*	Nanometrics, Inc.	126,071	994,700
*	Napco Security Systems, Inc.	323,601	1,488,565
*	Napster, Inc.	4,500	6,975
*	NCI, Inc.	26,604	558,684
* #	NeoMagic Corp.	118,974	89,231
* #	Neonode, Inc.	6,920	6,505
*	NETGEAR, Inc.	120,320	2,284,877
* #	Netlogic Microsystems, Inc.	199,008	7,514,542
*	NetManage, Inc.	86,312	613,678
*	NetScout Systems, Inc.	320,068	4,068,064
*	Network Engines, Inc.	348,071	442,050
* #	Network Equipment Technologies, Inc.	247,610	1,210,813
*	Newport Corp.	389,742	5,214,748
	NIC, Inc.	618,030	5,043,125
*	NMS Communications Corp.	452,908	525,373
*	Novatel Wireless, Inc.	296,494	3,056,853
*	Nu Horizons Electronics Corp.	129,666	745,580
*	NumereX Corp. Class A	139,160	1,056,224
* #	NYFIX, Inc.	214,349	850,966
	O.I. Corp.	25,700	301,204
* #	Oculus Innovative Sciences, Inc.	24,824	99,048
* #	OmniVision Technologies, Inc.	202,400	3,278,880
*	Omtool, Ltd.	30,770	89,233
* #	On2 Technologies, Inc.	785,500	675,530
*	Online Resources Corp.	247,131	2,397,171
*	Onvia, Inc.	45,911	255,265
	Openwave Systems, Inc.	232,009	459,378
*	Oplink Communications, Inc.	200,513	2,221,684
*	OPNET Technologies, Inc.	204,034	1,928,121
*	OPTi, Inc.	118,200	328,596
*	Optical Cable Corp.	48,605	306,698
*	Orthovita, Inc.	70,551	176,378
*	OSI Systems, Inc.	156,242	3,938,861
*	Overland Storage, Inc.	122,200	128,310
*	OYO Geospace Corp.	57,140	3,223,839
*	Packeteer, Inc.	338,625	2,404,238
* #	Palm, Inc.	363,416	2,202,301
*	PAR Technology Corp.	132,150	1,242,210
	Park Electrochemical Corp.	191,800	5,667,690
* #	Parkervision, Inc.	238,960	2,666,794
*	PC Connection, Inc.	254,559	2,772,148
	PC-Tel, Inc.	217,017	2,146,298
*	PDF Solutions, Inc.	270,546	1,525,879
*	Peerless Systems Corp.	101,700	207,468
	Pegasystems, Inc.	342,478	4,219,329
*	Perceptron, Inc.	76,350	661,955
* #	Perficient, Inc.	267,417	2,837,294
*	Performance Technologies, Inc.	131,275	727,264
*	Pericom Semiconductor Corp.	241,295	4,521,868

40

*	Pervasive Software, Inc.	225,700	1,054,019
* #	Pfsweb, Inc.	113,830	107,000
*	Phoenix Technologies, Ltd.	222,419	2,379,883
*	Photon Dynamics, Inc.	162,600	2,068,272
*	Photon Dynamics, Inc.	2,500	25,050
*	Photronics, Inc.	396,926	3,564,395
*	Pinnacle Data Systems, Inc.	10,249	16,193
*	Pixelworks, Inc.	113,400	82,782
*	Planar Systems, Inc.	136,502	453,187
*	PlanetOut, Inc.	9,920	27,379
*	PLATO Learning, Inc.	196,730	517,400
*	PLX Technology, Inc.	275,101	2,299,844
*	Power Integrations, Inc.	260,001	8,483,833
* #	Powerwave Technologies, Inc.	858,986	3,461,714
* #	Presstek, Inc.	342,415	2,136,670
	QAD, Inc.	299,569	2,294,699
#	Quality Systems, Inc.	33,369	1,098,841
	Qualstar Corp.	9,534	28,507
*	Quantum Corp.	1,920,823	3,284,607
*	QuickLogic Corp.	259,468	531,909
*	Rackable Systems, Inc.	209,695	2,864,434
*	Radiant Systems, Inc.	303,201	4,111,406
*	RadiSys Corp.	210,368	2,109,991
*	Radyne Corp.	111,100	1,245,431
*	RAE Systems, Inc.	551,500	783,130
*	Ramtron International Corp.	241,261	1,083,262
*	RealNetworks, Inc.	37,800	275,940
	Relm Wireless Corp.	115,041	184,066
	REMEC, Inc.	212,010	254,412
#	Renaissance Learning, Inc.	269,886	4,034,796
* #	Research Frontiers, Inc.	6,000	35,160
*	RF Micro Devices, Inc.	792,222	3,168,888
*	RF Monolithics, Inc.	83,700	184,140
	Richardson Electronics, Ltd.	131,104	740,738
*	RightNow Technologies, Inc.	318,982	4,740,073
*	Rimage Corp.	97,543	1,724,560
*	Rofin-Sinar Technologies, Inc.	62,693	2,218,705
*	Rogers Corp.	104,247	4,085,440
*	Rudolph Technologies, Inc.	267,647	2,692,529
*	S1 Corp.	638,990	4,178,995
* #	Saba Software, Inc.	280,253	1,070,566
*	Safeguard Scientifics, Inc.	1,183,600	1,633,368
*	Sapient Corp.	890,027	5,874,178
* #	SatCon Technology Corp.	315,637	909,035
*	ScanSource, Inc.	237,698	7,121,432
*	Schmitt Industries, Inc.	17,800	108,580
*	Scientific Learning Corp.	89,170	399,482
*	SCM Microsystems, Inc.	127,744	379,400
*	Seachange International, Inc.	265,482	2,086,689
*	Secure Computing Corp.	643,355	3,429,082
*	Selectica, Inc.	261,300	368,433
*	Semitool, Inc.	310,427	2,604,483
*	Semtech Corp.	104,674	1,833,888
*	SI International, Inc.	119,583	2,929,784
*	Sigmatron International, Inc.	18,200	109,018

41

*	Silicon Image, Inc.	95,475	671,189
*	Silicon Storage Technology, Inc.	1,014,948	3,298,581
*	Simulations Plus, Inc.	123,672	249,817
*	SM&A	179,751	895,160
* #	Smith Micro Software, Inc.	266,703	2,250,973
	Soapstone Networks, Inc.	138,942	740,561
* #	Sonic Foundry, Inc.	346,008	235,285
* #	Sonic Solutions, Inc.	254,917	2,447,203
*	SonicWALL, Inc.	597,182	4,777,456
* #	Sourcefire, Inc.	76,900	587,516
* #	SourceForge, Inc.	662,665	1,033,757
*	Spectrum Control, Inc.	130,127	1,185,457
*	SPSS, Inc.	194,669	7,664,119
*	SRS Labs, Inc.	164,100	1,142,136
*	Stamford Industrial Group, Inc.	13,400	18,760
*	Standard Microsystems Corp.	214,865	7,004,599
	StarTek, Inc.	131,600	1,138,340
*	STEC, Inc.	446,325	5,690,644
*	SteelCloud, Inc.	75,500	95,885
* #	Stratasys, Inc.	200,026	4,354,566
*	SumTotal Systems, Inc.	265,874	1,236,314
* #	Sunair Electronics, Inc.	46,583	127,637
*	Sunrise Telecom, Inc.	275,600	358,280
* #	Supertex, Inc.	128,300	3,245,990
*	SupportSoft, Inc.	445,419	1,661,413
*	Sykes Enterprises, Inc.	403,892	8,364,603
*	Symmetricom, Inc.	455,290	1,916,771
* #	Synaptics, Inc.	147,354	6,302,331
*	SYNNEX Corp.	278,000	6,908,300
	Taitron Components, Inc.	15,500	22,088
*	Technical Communications Corp.	7,300	47,815
	Technitrol, Inc.	24,800	494,760
*	Technology Solutions Co.	22,600	117,068
*	TechTeam Global, Inc.	89,657	892,087
*	Techwell, Inc.	73,283	968,801
*	Tekelec	332,876	5,588,988
*	TeleCommunication Systems, Inc.	326,415	1,720,207
* #	Telkonet, Inc.	558,600	357,504
*	Telular Corp.	177,284	643,541
* #	Terremark Worldwide, Inc.	519,821	3,274,872
*	Tessco Technologies, Inc.	80,250	1,020,780
* #	The Knot, Inc.	207,664	2,410,979
	TheStreet.com, Inc.	274,595	2,119,873
* #	Think Partnership, Inc.	637,978	318,989
*	ThinkEngine Networks, Inc.	82,975	10,787
*	Tier Technologies, Inc. Class B	169,900	1,410,170
*	TII Network Technologies, Inc.	57,160	108,604
*	TNS, Inc.	214,400	5,366,432
*	Tollgrade Communications, Inc.	128,895	685,721
*	Track Data Corp.	18,673	47,616
*	Transact Technologies, Inc.	91,000	772,590
*	Transcat, Inc.	42,500	284,750
*	Trans-Lux Corp.	7,545	29,426
*	Transwitch Corp.	339,260	284,978
* #	Travelzoo, Inc.	149,470	1,596,340

42

	Trio-Tech International	27,575	155,799
*	Triquint Semiconductor, Inc.	1,347,578	8,974,869
*	Troy Group, Inc.	14,400	50,616
	TSR, Inc.	100,400	358,428
*	TTM Technologies, Inc.	388,141	5,651,333
*	Tumbleweed Communications Corp.	498,605	922,419
*	Tyler Technologies, Inc.	388,250	6,118,820
*	Ulticom, Inc.	386,764	3,055,436
*	Ultimate Software Group, Inc.	243,491	9,211,265
*	Ultra Clean Holdings, Inc.	176,428	1,840,144
* #	Ultratech, Inc.	227,787	3,646,870
*	Unica Corp.	98,069	823,780
#	United Online, Inc.	602,653	7,370,446
* #	Universal Display Corp.	316,031	4,806,832
* #	UTStarcom, Inc.	57,300	275,040
* #	Veeco Instruments, Inc.	305,293	5,870,784
* #	Vertical Communications, Inc.	20,016	1,701
*	Viasat, Inc.	257,152	5,539,054
*	Vicon Industries, Inc.	45,650	219,120
*	Video Display Corp.	96,880	750,820
*	Vignette Corp.	283,065	3,665,692
*	Virage Logic Corp.	208,635	1,381,164
* #	Vitesse Semiconductor, Inc.	940,737	630,294
*	Vocus, Inc.	144,519	4,591,369
* #	Volterra Semiconductor Corp.	125,916	2,002,064
* #	Vyyo, Inc.	177,401	35,480
	Wayside Technology Group, Inc.	48,200	460,310
*	Websense, Inc.	190,286	3,347,131
*	Website Pros, Inc.	165,110	1,355,553
*	Westell Technologies, Inc.	507,227	720,262
*	White Electronics Designs Corp.	224,456	1,039,231
*	Wind River Systems, Inc.	256,842	2,779,030
*	Winland Electronics, Inc.	20,500	35,670
*	Wireless Ronin Technologies, Inc.	12,900	86,559
*	Wireless Telecom Group, Inc.	225,386	297,510
*	Wireless Xcessories Group, Inc.	13,300	13,566
*	Wizzard Software Corp.	100	215
*	WPCS International, Inc.	14,126	100,153
* #	X-Rite, Inc.	281,730	495,845
*	Zhone Technologies, Inc.	859,441	825,063
*	ZILOG, Inc.	152,239	599,822
* #	Zix Corp.	340,495	878,477
*	Zones, Inc.	147,800	1,211,960
*	Zoran Corp.	205,084	3,000,379
*	Zygo Corp.	180,963	2,166,127
Total Information Technology			880,390,420

Materials — (3.7%)
	A. Schulman, Inc.	248,233	5,607,583
	A.M. Castle & Co.	192,061	6,305,363
*	AEP Industries, Inc.	78,051	2,044,936
#	AMCOL International Corp.	281,330	8,681,844
*	American Pacific Corp.	74,238	1,258,334
#	American Vanguard Corp.	258,715	3,459,020
* #	Amerigon, Inc.	135,242	1,679,706

43

	Arch Chemicals, Inc.	231,263	8,794,932
* #	Arrowhead Research Corp.	106,521	263,107
*	Atlantis Plastics, Inc.	35,150	4,570
*	Atna Resources, Ltd.	34,808	26,907
	Balchem Corp.	158,512	3,918,417
* #	Basin Water, Inc.	97,289	474,770
*	Brush Engineered Materials, Inc.	132,685	4,433,006
*	Buckeye Technologies, Inc.	269,390	2,866,310
#	Calgon Carbon Corp.	385,472	6,830,564
*	Caraustar Industries, Inc.	258,224	593,915
#	Chesapeake Corp.	166,322	573,811
*	Constar International, Inc.	124,477	261,402
*	Continental Materials Corp.	14,900	340,465
*	Core Molding Technologies, Inc.	101,972	749,494
	Deltic Timber Corp.	123,292	6,645,439
*	Detrex Corp.	10,200	79,560
	Empire Resources, Inc.	95,500	464,130
	Ferro Corp.	300,105	5,810,033
	Flamemaster Corp.	189	1,217
* #	Flotek Industries, Inc.	178,400	3,055,992
	Friedman Industries, Inc.	145,488	909,300
#	General Maritime Corp.	122,508	3,458,401
* #	General Moly, Inc.	400,000	3,540,000
#	Georgia Gulf Corp.	200,800	851,392
	Gibraltar Industries, Inc.	286,490	4,621,084
	Glatfelter Co.	338,800	5,278,504
*	Graphic Packaging Holding Co.	635,429	1,887,224
*	H&E Equipment Services, Inc.	70,943	996,749
	Hawkins, Inc.	102,018	1,545,573
*	Haynes International, Inc.	20,679	1,412,996
* #	Headwaters, Inc.	176,400	1,917,468
* #	Hecla Mining Co.	242,605	2,188,297
*	ICO, Inc.	240,599	1,693,817
*	Impreso, Inc.	31,500	85,050
	Innophos Holdings, Inc.	50,500	1,407,435
	KMG Chemicals, Inc.	75,103	823,880
	Koppers Holdings, Inc.	118,208	5,104,221
*	Landec Corp.	250,749	2,008,499
* #	LSB Industries, Inc.	171,054	3,120,025
*	Material Sciences Corp.	138,299	1,066,285
*	Maxxam, Inc.	27,635	787,598
* #	Mines Management, Inc.	166,617	591,490
*	Mod-Pac Corp.	26,617	141,602
	Myers Industries, Inc.	326,847	3,971,191
* #	Nanophase Technologies Corp.	177,915	578,224
	Neenah Paper, Inc.	58,067	1,233,924
#	Nevada Chemicals, Inc.	63,150	584,769
#	NewMarket Corp.	20,320	1,590,446
#	NL Industries, Inc.	234,189	2,693,174
	NN, Inc.	162,400	2,112,824
*	Northern Technologies International Corp.	35,341	522,340
*	Northwest Pipe Co.	84,859	3,987,524
	Olympic Steel, Inc.	78,200	5,081,436
*	OMNOVA Solutions, Inc.	412,100	1,487,681
	Penford Corp.	84,454	1,840,253

44

*	Peoplesupport, Inc.	145,612	1,346,911
*	PolyOne Corp.	696,452	5,390,538
	Quaker Chemical Corp.	98,329	3,143,578
*	Rock of Ages Corp.	34,100	116,622
	Royal Gold, Inc.	253,781	7,801,228
	Schweitzer-Maudoit International, Inc.	146,820	2,995,128
	Sims Group, Ltd. Sponsored ADR	44,447	1,639,205
* #	Solitario Resources Corp.	3,137	16,030
	Spartech Corp.	290,589	3,129,644
	Stepan Co.	85,071	3,478,553
* #	Stillwater Mining Co.	29,575	424,401
*	Symyx Technologies, Inc.	101,902	782,607
#	Synalloy Corp.	87,058	1,501,751
	Tronox, Inc. Class A	129,900	461,145
	Tronox, Inc. Class B	42,100	139,351
*	U.S. Concrete, Inc.	375,166	1,969,622
#	U.S. Energy Corp.	71,870	192,612
* #	U.S. Gold Corp.	481,181	1,039,351
*	UFP Technologies, Inc.	11,800	158,592
*	United States Lime & Minerals, Inc.	55,745	2,076,501
*	Universal Stainless & Alloy Products, Inc.	64,399	2,541,185
	Vulcan International Corp.	8,251	497,535
	Wausau Paper Corp.	482,100	4,579,950
*	Webco Industries, Inc.	3,750	491,250
*	Williams Industries, Inc.	5,800	9,280
Total Materials			192,268,073

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	5,745
# ●	EquiMed, Inc.	6,533	1
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	654
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	312
Total Other			8,938

Telecommunication Services — (0.9%)
#	Alaska Communications Systems Group, Inc.	419,255	5,425,160
	Arbinet-thexchange, Inc.	150,786	572,987
*	Cbeyond, Inc.	806	14,951
*	Centennial Communications Corp.	268,661	2,033,764
#	Consolidated Communications Holdings, Inc.	262,201	3,933,015
	D&E Communications, Inc.	133,862	1,289,091
#	FairPoint Communications, Inc.	243,200	2,188,800
* #	FiberTower Corp.	460,843	705,090
*	General Communications, Inc. Class A	500,575	3,684,232
* #	GoAmerica, Inc.	117	799
	Hickory Tech Corp.	124,300	1,052,821
#	Iowa Telecommunications Services, Inc.	251,477	4,833,388
*	LCC International, Inc. Class A	209,180	263,567
*	Lynch Interactive Corp.	1	2,665
*	Metro One Telecommunications, Inc.	18,385	17,282
*	Nexstar Broadcasting Group, Inc.	75,560	434,470

45

* #	Nextwave Wireless, Inc.	61,895	332,376
* #	Occam Networks, Inc.	12,653	54,028
*	PAETEC Holding Corp.	309,121	2,732,630
*	Point.360	84,700	131,285
*	Premiere Global Services, Inc.	690,525	10,461,454
* #	Rural Cellular Corp. Class A	143,338	6,415,809
	Shenandoah Telecommunications Co.	2,100	34,398
*	Spark Networks, Inc.	36,100	153,425
	SureWest Communications	132,297	1,299,157
* #	Terrestar Corp.	49,225	238,741
	Warwick Valley Telephone Co.	800	9,456
*	Xeta Corp.	85,800	274,560
Total Telecommunication Services			48,589,401

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	117,191
	American States Water Co.	165,279	5,578,166
	Artesian Resources Corp. Class A	3,800	69,768
* #	Cadiz, Inc.	36,803	617,922
#	California Water Service Group	204,531	7,453,110
	Central Vermont Public Service Corp.	140,100	2,849,634
	CH Energy Group, Inc.	151,294	5,731,017
	Chesapeake Utilities Corp.	65,850	1,828,655
	Connecticut Water Services, Inc.	93,287	2,263,143
	Delta Natural Gas Co., Inc.	20,000	590,600
#	Empire District Electric Co.	300,150	6,177,087
	Energy West, Inc.	17,912	195,241
#	EnergySouth, Inc.	76,425	4,142,235
* #	Environmental Power Corp.	95,593	520,026
	Florida Public Utilities Co.	38,597	463,164
	Laclede Group, Inc.	211,400	8,456,000
*	Maine & Maritimes Corp.	29,300	1,290,665
	MGE Energy, Inc.	205,779	7,068,509
	Middlesex Water Co.	115,248	2,125,173
	NorthWestern Corp.	15,100	400,301
#	Otter Tail Corp.	724	27,179
	RGC Resources, Inc.	4,698	129,054
#	SJW Corp.	179,225	5,566,729
#	Southwest Water Co.	238,602	2,457,601
	UIL Holdings Corp.	191,201	6,194,912
	Unitil Corp.	42,201	1,183,738
	York Water Co.	26,326	385,939
Total Utilities			73,882,759

TOTAL COMMON STOCKS			4,206,298,247

PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
*	Inverness Medical Innovations, Inc. Series B	17,144	4,440,296

46

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	74
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			74

TEMPORARY CASH INVESTMENTS — (0.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,417,350	11,417,350

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (19.1%)
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,165,055,969 FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 08/01/11 to 05/01/38, valued at $910,637,511) to be repurchased at $884,287,227	$884,114	884,114,088
@	Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $186,141,165 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/18 to 05/01/38, valued at $115,755,002) to be repurchased at $112,402,691	112,382	112,381,526

TOTAL SECURITIES LENDING COLLATERAL			996,495,614

TOTAL INVESTMENTS - (100.0%) (Cost $5,350,658,201)			$5,218,651,776

See accompanying Notes to Financial Statements.

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
	Amcor, Ltd.	1,425,611	$8,306,677
	Amcor, Ltd. Sponsored ADR	77,103	1,790,802
#	APN News & Media, Ltd.	509,371	1,967,928
	Australia & New Zealand Banking Group, Ltd.	3,303,028	68,549,078
	AXA Asia Pacific Holdings, Ltd.	2,171,146	10,974,476
#	Bendigo Bank, Ltd.	191,751	2,590,762
	BlueScope Steel, Ltd.	1,743,215	18,933,932
#	Boral, Ltd.	1,169,855	6,746,930
	Caltex Australia, Ltd.	265,507	3,796,732
	Commonwealth Bank of Australia	2,106,388	85,313,967
	Crown, Ltd.	171,766	1,729,444
#	CSR, Ltd.	1,545,200	4,314,835
	Downer EDI, Ltd.	513,783	3,541,498
#	Fairfax Media, Ltd.	1,957,598	6,482,154
	Foster’s Group, Ltd.	4,479,598	23,555,174
	Futuris Corp., Ltd.	567,255	970,390
	Goodman Fielder, Ltd.	2,290,858	3,836,041
	Insurance Australia Group, Ltd.	2,748,860	10,575,487
	Lend Lease Corp., Ltd.	662,249	7,713,938
#	Macquarie Group, Ltd.	71,639	3,742,590
#	Metcash, Ltd.	400,000	1,572,677
	National Australia Bank, Ltd.	3,179,770	95,305,976
	Oil Search, Ltd.	1,137,693	6,690,479
	Onesteel, Ltd.	1,529,133	10,558,967
	Origin Energy, Ltd.	1,952,182	29,139,492
#	Publishing and Broadcasting, Ltd.	190,851	656,775
	Qantas Airways, Ltd.	2,105,647	6,992,435
	QBE Insurance Group, Ltd.	40,687	951,730
	Santos, Ltd.	963,422	19,446,802
#	Seven Network, Ltd.	195,723	1,685,175
	Suncorp-Metway, Ltd.	1,329,287	18,357,926
	TABCORP Holdings, Ltd.	1,246,164	13,397,526
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,094,549
	Zinifex, Ltd.	497,511	4,524,829

TOTAL — AUSTRALIA			485,808,173

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Bank der Oesterreichischen Sparkassen AG	270,644	20,650,896
	OMV AG	457,110	37,627,850
	Wienerberger AG	221,811	11,747,553

TOTAL — AUSTRIA			70,026,299

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
#	Delhaize Group	208,895	15,712,388
#	Delhaize Group Sponsored ADR	52,900	3,993,950
#	Dexia SA	1,535,241	36,188,253
	UCB SA	110,629	4,460,014
TOTAL COMMON STOCKS			60,354,605

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	313

TOTAL — BELGIUM			60,354,918

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,395,700
#	Bank of Montreal	375,400	18,426,186
	Barrick Gold Corp.	1,398,132	56,327,721
#	BCE, Inc.	589,125	20,781,835
	Biovail Corp.	191,400	2,226,836
#	Canadian Pacific Railway, Ltd.	275,000	20,088,064
#	Canadian Tire Corp. Class A	89,500	5,395,582
	Canadian Utilities, Ltd. Class A	1,600	74,171
*	CGI Group, Inc.	555,500	5,976,545
*	Domtar Corp.	315,000	2,158,967
	E-L Financial Corp., Ltd.	600	345,109
	Empire Co., Ltd. Class A	65,500	2,603,915
#	EnCana Corp.	1,030,498	92,834,014
	Fairfax Financial Holdings, Inc.	47,800	13,159,913
#	George Weston, Ltd.	138,400	7,133,116
#	Gerdau Ameristeel Corp.	235,400	4,226,586
	Goldcorp, Inc.	440,700	17,728,240
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,217,351
#	ING Canada, Inc.	132,500	5,168,780
	Jean Coutu Group PJC, Inc. Class A	307,800	2,877,880
	Kinross Gold Corp.	130,300	2,599,181
	Loblaw Companies, Ltd.	65,300	2,237,787
# *	Lundin Mining Corp.	411,100	3,380,321
#	Magna International, Inc. Class A	291,268	20,528,883
#	Manitoba Telecom Services, Inc.	40,500	1,748,641
#	Manulife Financial Corp.	794,400	30,677,464
*	MDS, Inc.	316,264	5,942,682
	Methanex Corp.	23,300	658,478
	Metro, Inc. Class A	93,700	2,620,695
#	National Bank of Canada	262,300	14,342,551
#	Onex Corp.	168,200	5,709,930

2

*	OPTI Canada, Inc.	24,400	552,536
#	Petro-Canada	929,700	53,643,016
#	Power Corp. of Canada, Ltd.	470,296	15,908,463
#	Quebecor, Inc. Class B	70,700	2,234,991
*	Saskatchewan Wheat Pool, Inc.	192,500	2,634,863
	Sherritt International Corp.	461,300	7,061,567
#	Sun Life Financial, Inc.	1,300,100	60,516,933
#	The Thomson Corp.	249,700	9,084,798
#	Transalta Corp.	131,255	4,759,579
#	TransCanada Corp.	471,802	18,594,773
	Yamana Gold, Inc.	618,800	9,565,990

TOTAL — CANADA			559,150,633

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
#	A P Moller - Maersk A.S.	3,225	40,178,830
*	Alm. Brand A.S.	11,571	694,939
#	Carlsberg A.S. Series B	68,850	7,217,682
#	Dampskibsselsk Torm A.S.	29,600	980,329
#	Dampskibsselskabet Torm A.S. ADR	15,086	500,554
#	Danisco A.S.	110,980	8,632,269
	Danske Bank A.S.	993,853	34,077,006
*	Jyske Bank A.S.	95,900	6,400,341
	Sydbank A.S.	71,200	3,063,264
TOTAL COMMON STOCKS			101,745,214

RIGHTS/WARRANTS — (0.0%)
*	Carlsberg A.S. Rights 06/10/08	68,850	1,378,580

TOTAL — DENMARK			103,123,794

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	19,973,918
	Kesko Oyj	157,000	6,395,455
	OKO Bank P.L.C. Class A	117,000	2,409,842
	Outokumpu Oyj Series A	343,267	15,375,384
	Sampo Oyj	506,274	14,663,378
	Stora Enso Oyj Series R	1,024,210	12,459,458
	Stora Enso Oyj Sponsored ADR	91,500	1,110,545
	UPM-Kymmene Oyj	975,122	18,979,689
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,346,194

TOTAL — FINLAND			92,713,863

FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
	Air France-KLM	257,734	6,887,110
*	Atos Origin SA	30,931	1,826,383
#	AXA SA	2,905,543	102,763,174
	AXA SA Sponsored ADR	90,300	3,194,814

3

#	BNP Paribas SA	1,666,604	171,886,430
	Capgemini SA	266,832	18,082,336
#	Casino Guichard Perrachon SA	93,493	11,843,142
	Ciments Francais SA	29,707	5,731,246
	CNP Assurances	74,461	9,163,730
	Compagnie de Saint-Gobain	598,264	48,285,938
#	Compagnie Generale des Establissements Michelin Series B	218,241	19,539,833
#	Credit Agricole SA	1,115,732	29,508,646
	Esso Ste Anonyme Francaise	2,114	533,752
#	Euler Hermes SA	10,758	1,014,935
#	European Aeronautic Defence & Space Co.	696,957	16,260,493
#	France Telecom SA	857,969	26,106,411
#	France Telecom SA Sponsored ADR	123,605	3,787,257
#	Lafarge SA	243,683	44,049,214
	Lafarge SA Prime Fidelity	85,542	15,485,340
	Lagardere SCA	209,867	15,160,226
	Nexans SA	23,976	3,269,980
#	Peugeot SA	335,527	20,874,550
	PPR SA	134,779	17,606,408
#	Renault SA	394,997	40,554,700
*	Rexel SA	45,000	826,105
# *	Safran SA	321,769	7,022,737
#	Schneider Electric SA	296,939	37,270,519
	SCOR SE	6	19
	SCOR SE	193,766	4,891,575
# *	Societe Generale Paris	293,528	30,498,545
#	Vivendi SA	2,556,392	107,526,605
TOTAL COMMON STOCKS			821,452,153

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	73,382	7,511,957

TOTAL — FRANCE			828,964,110

GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
	Allianz SE	464,749	87,919,955
#	Allianz SE Sponsored ADR	2,772,640	52,486,075
#	AMB Generali Holding AG	36,508	6,509,809
	Bayerische Motoren Werke AG	730,223	43,192,448
#	Bilfinger Berger AG	21,332	1,961,459
	Celesio AG	100,394	4,232,494
	Commerzbank AG	1,122,000	39,562,244
	Daimler AG	1,734,297	131,846,664
#	Daimler AG Sponsored ADR	159,500	12,126,785
#	Deutsche Bank AG	801,377	85,476,644
#	Deutsche Bank AG ADR	128,363	13,666,809
	Deutsche Lufthansa AG	407,381	10,548,028
	Deutsche Postbank AG	14,003	1,350,758
	Deutsche Telekom AG	2,621,866	44,001,540
#	Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281

4

	E.ON AG	622,579	132,091,618
	E.ON AG Sponsored ADR	1,091,708	77,144,891
#	Fraport AG	33,126	2,202,878
#	Hannover Rueckversicherung AG	110,141	6,060,075
#	Hypo Real Estate Holding AG	84,277	2,761,557
*	Infineon Technologies AG	1,247,436	11,255,801
*	Infineon Technologies AG ADR	98,600	892,330
#	Lanxess AG	44,897	2,024,289
#	Linde AG	137,956	20,645,992
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050
#	Salzgitter AG	24,135	4,741,899
	SCA Hygiene Products AG	3,195	1,650,624
#	Suedzucker AG	102,666	2,313,289
	ThyssenKrupp AG	507,012	34,156,295
#	TUI AG	329,789	8,734,234
#	Volkswagen AG	368,652	101,441,661

TOTAL — GERMANY			1,065,929,476

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	350,994	1,385,720
	Alpha Bank A.E.	55,805	1,911,276
	EFG Eurobank Ergasias S.A.	60,000	1,706,960
	Hellenic Petroleum S.A.	598,147	9,710,958
	National Bank of Greece S.A. ADR	345,530	3,901,041

TOTAL — GREECE			18,615,955

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Cathay Pacific Airways, Ltd.	1,979,000	4,162,537
	Cheung Kong Holdings, Ltd.	3,320,000	51,127,991
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,469,167
*	CITIC International Financial Holdings, Ltd.	1,425,000	1,069,932
	Dah Sing Banking Group, Ltd.	304,000	643,601
	Dah Sing Financial Holdings, Ltd.	194,400	1,658,628
	Great Eagle Holdings, Ltd.	513,745	1,694,177
	Hang Lung Group, Ltd.	2,267,000	11,685,705
	Henderson Land Development Co., Ltd.	1,910,000	13,293,297
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,981,480
	Hopewell Holdings, Ltd.	1,455,000	6,167,078
	Hutchison Whampoa, Ltd.	5,108,000	55,252,145
	Hysan Development Co., Ltd.	1,973,191	5,632,708
	Kingboard Chemical Holdings, Ltd.	450,000	2,085,619
#	Melco International Development, Ltd.	875,000	1,100,843
	MTR Corp., Ltd.	3,322,040	11,208,123
#	New World China Land, Ltd.	1,963,600	1,340,437
	New World Development Co., Ltd.	4,023,549	10,129,638
	Sino Land Co., Ltd.	2,559,315	6,531,255
	Sun Hung Kai Properties, Ltd.	2,603,000	41,920,651
	Wharf Holdings, Ltd.	3,613,740	18,091,385
	Wheelock and Co., Ltd.	3,774,000	11,883,254
	Wheelock Properties, Ltd.	1,565,000	1,583,953

TOTAL — HONG KONG			262,713,604

5

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C. (0019783)	932,956	18,735,951
*	Allied Irish Banks P.L.C. (4020684)	60,000	1,195,663
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,766,612
	Bank of Ireland P.L.C.	1,247,876	15,859,762
#	Bank of Ireland P.L.C. Sponsored ADR	8,000	404,320
	Irish Life & Permanent P.L.C.	740,650	12,976,806

TOTAL — IRELAND			64,939,114

ITALY — (2.2%)
COMMON STOCKS — (2.2%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	8,191,921
#	Banca Popolare di Milano Scarl	1,011,678	11,127,935
	Banco Popolare Scarl	227,880	4,573,264
	Buzzi Unicem SpA	163,259	4,795,019
#	Fondiaria - Sai SpA	167,605	6,354,322
#	Intesa Sanpaolo SpA	2,911,755	19,105,947
#	Italcementi SpA	324,346	6,557,405
#	Italmobiliare SpA	29,210	2,885,115
	Milano Assicurazioni SpA	182,000	1,145,253
#	Pirelli & Co. SpA	6,030,909	5,009,166
#	Telecom Italia SpA	1,211,763	2,665,838
	Telecom Italia SpA Sponsored ADR	1,853,000	40,728,940
#	UniCredito Italiano SpA	10,390,107	72,685,576
#	Unione di Banche Italiane Scpa	962,044	24,796,161
#	Unipol Gruppo Finanziario SpA	1,822,774	4,869,221

TOTAL — ITALY			215,491,083

JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
	AEON Co., Ltd.	171,700	2,467,721
	Aioi Insurance Co., Ltd.	1,277,735	7,968,462
	Ajinomoto Co., Inc.	1,163,000	11,314,731
	Alps Electric Co., Ltd.	263,100	2,880,592
	Amada Co., Ltd.	631,000	5,776,116
	Aoyama Trading Co., Ltd.	105,500	2,113,166
#	Asatsu-Dk, Inc.	32,500	934,861
	Bridgestone Corp.	895,500	15,285,599
	Calsonic Kansei Corp.	190,000	797,263
	Canon Marketing Japan, Inc.	124,900	2,412,326
	Chudenko Corp.	41,100	712,613
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,535,951
	Citizen Holdings Co., Ltd.	415,800	3,522,801
#	Coca-Cola West Japan Co., Ltd.	76,700	1,838,271
	Comsys Holdings Corp.	149,000	1,264,524

6

	Cosmo Oil Co., Ltd.	980,000	3,894,928
	CSK Holdings Corp.	100,600	2,277,699
	Dai Nippon Printing Co., Ltd.	1,125,000	17,225,360
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,725,317
	Daicel Chemical Industries, Ltd.	485,000	3,029,954
	Daiwa House Industry Co., Ltd.	943,000	11,573,454
#	Ebara Corp.	253,000	852,323
#	Edion Corp.	53,900	487,476
*	Elpida Memory, Inc.	112,900	4,171,905
#	Ezaki Glico Co., Ltd.	49,600	531,669
	Fuji Electric Holdings Co., Ltd.	781,780	3,448,919
	Fuji Heavy Industries, Ltd.	1,017,000	4,768,083
	FUJIFILM Holdings Corp.	1,109,400	41,111,035
	Fujikura, Ltd.	609,000	2,722,872
	Fukuoka Financial Group, Inc.	1,368,000	6,805,927
#	Funai Electric Co., Ltd.	33,900	1,236,131
	Furukawa Electric Co., Ltd.	700,000	2,777,608
	Futaba Industrial Co., Ltd.	85,600	2,160,742
	Glory, Ltd.	75,400	1,773,001
	Gunze, Ltd.	248,000	1,244,904
	H20 Retailing Corp.	198,000	1,473,627
	Hakuhodo Dy Holdings, Inc.	12,670	731,103
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,216,084
	Heiwa Corp.	81,500	892,982
	Hino Motors, Ltd.	217,000	1,451,754
	Hitachi Cable, Ltd.	364,000	1,414,029
	Hitachi Transport System, Ltd.	111,000	1,381,980
	Hitachi, Ltd.	6,815,000	49,087,511
	Hitachi, Ltd. Sponsored ADR	140,900	10,150,436
	House Foods Corp.	117,000	1,890,278
*	Idemitsu Kosan Co., Ltd.	8,900	956,390
	INPEX Holdings, Inc.	1	3,025
	JS Group Corp.	564,600	9,626,725
	Juroku Bank, Ltd.	400,000	2,235,626
	Kajima Corp.	1,436,000	5,864,007
	Kamigumi Co., Ltd.	488,000	3,872,480
#	Kandenko Co., Ltd.	129,000	850,710
	Kaneka Corp.	560,000	4,077,684
	Kansai Paint Co., Ltd.	111,000	810,048
	Kinden Corp.	240,000	2,403,351
#	Kissei Pharmaceutical Co., Ltd.	41,000	919,594
	Komori Corp.	101,100	1,980,379
	Kuraray Co., Ltd.	107,000	1,351,566
	Kyocera Corp.	338,100	32,581,227
	Kyocera Corp. Sponsored ADR	13,600	1,314,576
	Mabuchi Motor Co., Ltd.	36,300	1,949,789
	MARUI GROUP CO., Ltd.	498,500	4,138,896
	Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378
	Matsushita Electric Works, Ltd.	634,000	6,981,367
	Mazda Motor Corp.	440,000	2,297,330
	Meiji Dairies Corp.	88,000	480,003
#	Meiji Seika Kaisha, Ltd.	408,000	1,779,829

7

	Millea Holdings, Inc.	1,629,300	67,268,372
	Mitsubishi Heavy Industries, Ltd.	6,202,000	31,291,867
#	Mitsubishi Logistics Corp.	146,000	1,798,720
	Mitsubishi Rayon Co., Ltd.	1,012,000	3,659,556
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	8,957,375
	Mitsui Chemicals, Inc.	1,281,800	7,362,018
	Mitsui Mining and Smelting Co., Ltd.	915,000	3,073,018
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	30,552,049
	Musashino Bank, Ltd.	37,500	1,733,176
	Nagase & Co., Ltd.	196,000	2,348,500
	NEC Corp.	3,346,000	17,794,328
	NEC Corp. Sponsored ADR	1,181,101	6,265,505
# *	NEC Electronics Corp.	60,800	1,425,773
#	NGK Spark Plug Co., Ltd.	254,000	3,161,552
	Nippon Express Co., Ltd.	1,403,000	7,056,865
#	Nippon Kayaku Co., Ltd.	128,000	853,857
	Nippon Meat Packers, Inc.	326,000	4,300,107
	Nippon Mining Holdings, Inc.	1,783,000	11,188,632
	Nippon Mitsubishi Oil Corp.	2,813,050	20,360,119
	Nippon Paper Group, Inc.	1,609	4,589,348
	Nippon Sheet Glass Co., Ltd.	1,039,000	4,682,163
	Nippon Shokubai Co., Ltd.	231,000	1,836,843
	Nippon Suisan Kaisha, Ltd.	254,000	1,183,269
	Nippon Television Network Corp.	9,400	1,211,173
	Nipponkoa Insurance Co., Ltd.	873,000	8,195,239
	Nipro Corp.	42,000	735,989
	Nishi-Nippon Bank, Ltd.	1,123,000	3,710,310
	Nishi-Nippon Railroad Co., Ltd.	78,000	272,829
	Nissan Motor Co., Ltd.	2,228,600	19,797,713
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,308,449
	Nisshin Seifun Group, Inc.	335,500	3,993,234
	Nisshin Steel Co., Ltd.	1,226,000	4,744,410
	Nisshinbo Industries, Inc.	305,000	3,948,975
	Obayashi Corp.	973,000	4,966,606
	Oji Paper Co., Ltd.	1,808,000	8,776,362
	Ono Pharmaceutical Co., Ltd.	25,600	1,474,479
	Onward Holdings Co., Ltd.	251,000	2,908,810
	Pioneer Electronic Corp.	272,600	2,362,422
#	Q.P. Corp.	156,800	1,455,447
#	Rengo Co., Ltd.	384,000	2,616,960
	RICOH COMPANY, Ltd.	802,000	14,768,828
	Rinnai Corp.	45,200	1,633,284
	Rohm Co., Ltd.	139,700	9,159,736
	Sanwa Holdings Corp.	238,000	948,014
	Sapporo Hokuyo Holdings, Inc.	428	3,335,582
#	Sega Sammy Holdings, Inc.	373,300	3,838,596
	Seiko Epson Corp.	257,000	6,283,408
	Seino Holdings Co., Ltd.	295,000	1,752,772
	Sekisui Chemical Co., Ltd.	689,000	5,057,148
	Sekisui House, Ltd.	1,164,000	12,328,647
	Shiga Bank, Ltd.	301,000	1,985,175
	Shimachu Co., Ltd.	70,700	1,824,451

8

	Shimizu Corp.	1,131,000	5,734,104
	Shinko Securities Co., Ltd.	819,000	2,946,748
	Shinsei Bank, Ltd.	394,000	1,555,744
	Shizuoka Bank, Ltd.	971,000	10,920,552
	Showa Shell Sekiyu K.K.	36,200	396,448
#	Sohgo Security Services Co., Ltd.	101,300	1,384,470
	Sojitz Corp.	1,875,200	7,156,041
	Sompo Japan Insurance, Inc.	1,937,000	20,942,225
	Sony Corp.	679,600	34,211,467
	Sony Corp. Sponsored ADR	260,616	13,132,440
	Sumitomo Bakelite Co., Ltd.	347,000	2,113,657
	Sumitomo Corp.	586,100	8,658,040
	Sumitomo Electric Industries, Ltd.	1,130,100	14,586,367
	Sumitomo Forestry Co., Ltd.	158,000	1,292,172
	Sumitomo Rubber Industries, Ltd.	256,500	2,116,782
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	24,375,425
	Suzuken Co., Ltd.	25,000	955,389
	Taiheiyo Cement Corp.	1,638,800	3,871,532
	Taisei Corp.	1,740,000	5,037,256
	Taisho Pharmaceutical Co., Ltd.	234,000	4,381,168
	Taiyo Yuden Co., Ltd.	184,000	2,259,399
	TDK Corp.	105,700	7,262,534
	Teijin, Ltd.	1,881,000	7,086,668
	The 77 Bank, Ltd.	494,000	3,117,766
	The Awa Bank, Ltd.	246,600	1,527,965
	The Bank of Iwate, Ltd.	19,600	1,255,440
	The Bank of Kyoto, Ltd.	363,400	4,387,665
	The Bank of Nagoya, Ltd.	213,000	1,443,579
	The Chiba Bank, Ltd.	847,000	6,351,926
	The Chugoku Bank, Ltd.	247,800	3,882,426
	The Daishi Bank, Ltd.	427,000	1,859,833
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	935,819
	The Gunma Bank, Ltd.	529,000	3,800,397
	The Hachijuni Bank, Ltd.	695,000	4,815,789
	The Higo Bank, Ltd.	278,000	1,846,794
	The Hiroshima Bank, Ltd.	719,000	3,698,836
	The Hokkoku Bank, Ltd.	394,000	1,641,356
	The Hyakugo Bank, Ltd.	303,000	2,004,250
	The Hyakujishi Bank, Ltd.	329,000	2,054,640
	The Iyo Bank, Ltd.	350,000	4,367,776
	The Joyo Bank, Ltd.	1,554,000	8,850,447
	The Kagoshima Bank, Ltd.	273,000	2,331,694
	The Keiyo Bank, Ltd.	317,000	2,141,939
	The Nanto Bank, Ltd.	317,000	2,016,336
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,886,007
	The San-in Godo Bank, Ltd.	241,000	2,243,655
#	Toda Corp.	385,000	1,622,504
	Tokai Tokyo Securities Co., Ltd.	155,000	691,782
	Tokyo Steel Manufacturing Co., Ltd.	186,800	2,586,498
	Toppan Forms Co., Ltd.	48,500	553,988
	Toppan Printing Co., Ltd.	1,188,000	13,688,135
#	Toshiba TEC Corp.	181,000	1,280,037

9

Toyo Ink Manufacturing Co., Ltd.	213,000	816,736
Toyo Seikan Kaisha, Ltd.	344,700	6,789,029
Toyo Suisan Kaisha, Ltd.	64,000	1,379,039
Toyobo Co., Ltd.	743,000	1,501,609
Toyota Auto Body Co., Ltd.	105,100	2,164,526
TV Asahi Corp.	931	1,439,897
UNY Co., Ltd.	309,000	3,247,530
# Wacoal Corp.	135,000	1,757,938
Yamaguchi Financial Group, Inc.	313,000	4,568,767
Yamaha Corp.	285,400	5,674,989
Yamaha Motor Co., Ltd.	224,400	4,568,915
Yamanashi Chuo Bank, Ltd.	241,000	1,452,471
# Yamazaki Baking Co., Ltd.	155,000	1,639,072
Yokogawa Electric Corp.	19,800	187,684
Yokohama Rubber Co., Ltd.	410,000	2,003,391

TOTAL — JAPAN		1,076,937,628

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314
# ArcelorMittal	1,799,437	178,598,104
Heineken Holding NV	74,614	3,857,981
ING Groep NV	3,203,383	122,320,179
ING Groep NV Sponsored ADR	538,200	20,570,004
Koninklijke Ahold NV	1,358,233	20,310,922
Koninklijke DSM NV	397,767	24,365,789
Koninklijke Philips Electronics NV	3,067,255	117,828,474
Koninklijke Philips Electronics NV ADR	133,700	5,138,091
SNS Reaal	194,551	4,474,232
TOTAL COMMON STOCKS		547,780,090

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	3,298,073	—

TOTAL — NETHERLANDS		547,780,090

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	962,129	875,397
Contact Energy, Ltd.	1,423,493	10,578,482
Fletcher Building, Ltd.	594,072	3,726,225

TOTAL — NEW ZEALAND		15,180,104

10

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
	DNB Nor ASA Series A	2,582,094	37,085,956
	Norsk Hydro ASA	729,414	11,581,975
#	Norsk Hydro ASA Sponsored ADR	59,900	950,925
	Orkla ASA	2,780,950	39,995,014
	Storebrand ASA	713,900	6,797,490
	Wilh. Wilhelmsen ASA	11,850	441,344

TOTAL — NORWAY			96,852,704

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
#	Banco BPI SA	232,343	1,138,179
#	Banco Comercial Portugues SA	2,008,205	5,105,654
	Banco Espirito Santo SA	320,446	5,774,582
#	Cimpor Cimentos de Portugal SA	69,009	626,928
TOTAL COMMON STOCKS			12,645,343

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	232,343	41,569

TOTAL — PORTUGAL			12,686,912

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	831,000	600,434
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	892,406
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	431,038
	DBS Group Holdings, Ltd.	3,365,500	48,176,499
	Fraser & Neave, Ltd.	2,421,450	8,790,414
	Jardine Cycle & Carriage, Ltd.	174,810	2,103,371
#	Neptune Orient Lines, Ltd.	609,000	1,818,865
	Overseas Chinese Banking Corp., Ltd.	3,178,000	20,240,869
	Singapore Airlines, Ltd.	1,489,600	17,390,099
	Singapore Land, Ltd.	687,000	3,161,312
	United Industrial Corp., Ltd.	1,391,000	3,038,820
	United Overseas Bank, Ltd.	543,000	8,041,545
	UOL Group, Ltd.	1,740,600	5,004,997
#	Wheelock Properties, Ltd.	605,000	966,965

TOTAL — SINGAPORE			120,657,634

SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
#	Abertis Infraestructuras SA	81,400	2,589,690
	Acciona SA	50,116	14,241,211
#	Acerinox SA	629,295	16,655,821
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	8,725,441
#	Banco de Sabadell SA	2,504,343	25,316,365
#	Banco Espanol de Credito SA	363,460	6,354,048
#	Banco Pastor SA	320,162	4,696,389

11

#	Banco Popular Espanol SA	481,719	7,773,090
	Banco Santander Central Hispano SA	7,329,732	152,898,519
#	Banco Santander SA Sponsored ADR	3,044,700	63,634,230
#	Bankinter SA	210,353	3,056,190
	Cementos Portland Valderrivas SA	8,824	833,386
	Gas Natural SDG SA	218,361	12,632,367
	Grupo Catalana Occidente SA	125,781	4,012,752
#	Grupo Ferrovial SA	242,463	19,070,795
#	Iberia Lineas Aereas de Espana SA	617,500	2,024,713
	Mapfre SA	732,775	3,967,054
	Repsol YPF SA	1,537,866	63,589,565
#	Repsol YPF SA Sponsored ADR	1,285,700	53,279,408

TOTAL — SPAIN			465,351,034

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
	Boliden AB	497,200	5,622,028
#	Electrolux AB Series B	467,600	6,756,688
	Holmen AB Series A	6,300	236,867
#	Holmen AB Series B	150,400	5,131,032
	Nordea Bank AB	4,374,518	71,164,594
	Skandinaviska Enskilda Banken AB Series A	743,500	16,877,820
	Skandinaviska Enskilda Banken AB Series C	9,800	206,893
	SSAB Svenskt Stal AB Series A	271,300	9,419,338
	SSAB Svenskt Stal AB Series B	131,700	4,122,601
#	Svenska Cellulosa AB	57,000	922,208
	Svenska Cellulosa AB Series B	1,308,500	21,010,781
	Svenska Handelsbanken AB Series A	762,000	21,236,051
#	Swedbank AB Series A	349,300	8,641,290
	Tele2 AB Series B	490,700	10,499,823
#	Telefonaktiebolaget LM Erricson Sponsored ADR	38,400	1,038,336
	TeliaSonera AB	3,903,500	35,481,980
	Volvo AB Series A	308,100	4,719,214

TOTAL — SWEDEN			223,087,544

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	Adecco SA	234,003	13,356,030
	Baloise-Holding AG	206,141	23,467,594
	Banque Cantonale Vaudoise	9,461	3,411,157
	Ciba Specialty Chemicals AG	131,616	4,344,461
	Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714
	Credit Suisse Group AG	1,826,488	93,023,052
	Credit Suisse Group AG Sponsored ADR	591,859	30,119,704
	Givaudan SA	13,960	13,539,806
	Holcim, Ltd.	448,025	41,886,937
	Julius Baer Holdings, Ltd. AG	38,097	3,121,339
	Novartis AG ADR	127,900	6,695,565
	PSP Swiss Property AG	98,640	6,087,600
	St. Galler Kantonalbank	9,132	4,254,410

12

	Sulzer AG	15,000	2,018,983
	Swiss Life Holding AG	127,247	35,813,213
	Swiss Re	747,678	58,112,769
	Syngenta AG	143,759	44,007,223
	Syngenta AG ADR	241,589	14,806,990
*	UBS AG	793,947	19,121,530
	Vontobel Holdings AG	10,000	388,928
	Zurich Financial SVCS AG	309,213	90,748,689
TOTAL COMMON STOCKS			578,501,694

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	793,947	1,234,055
*	UBS AG Rights 06/12/08 (B39J7K7)	793,947	1,058,850
TOTAL RIGHTS/WARRANTS			2,292,905

TOTAL — SWITZERLAND			580,794,599

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
#	Alliance & Leicester P.L.C.	448,296	3,781,992
	Anglo American P.L.C.	1,902,303	129,625,102
	Arriva P.L.C.	105,930	1,344,005
	Associated British Foods P.L.C.	1,320,465	22,542,395
	Aviva P.L.C.	6,768,276	84,583,541
#	Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263
	British Airways P.L.C.	2,481,713	11,446,234
	Cable and Wireless P.L.C.	3,342,769	10,888,861
	Carnival P.L.C.	613,906	23,392,118
#	Carnival P.L.C. ADR	218,000	8,421,340
	Compass Group P.L.C.	1,586,431	11,799,282
	DSG International P.L.C.	2,744,891	3,167,023
*	easyJet P.L.C.	708,463	4,233,716
	Enterprise Inns P.L.C.	1,212,242	11,221,407
	Friends Provident P.L.C.	4,365,221	10,475,312
	GKN P.L.C.	2,078,332	11,998,109
	HBOS P.L.C.	8,458,158	67,075,693
#	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652
	International Power P.L.C.	2,272,744	20,026,272
	ITV P.L.C.	11,443,244	13,354,856
	Kingfisher P.L.C.	7,751,726	21,122,090
	Ladbrokes P.L.C.	1,091,195	6,786,666
	Legal and General Group P.L.C.	14,896,697	35,380,070
	Meggitt P.L.C.	2,126,563	10,263,747
	Mitchells & Butlers P.L.C.	718,888	4,635,494
	Mondi P.L.C.	1,134,110	8,097,433
	Old Mutual P.L.C.	7,500,690	17,391,158
	Pearson P.L.C.	901,901	12,200,225
	Pearson P.L.C. Sponsored ADR	1,763,809	23,864,336
	Persimmon P.L.C.	1,004,312	9,589,556
	Punch Taverns P.L.C.	592,747	6,519,493
	Rexam P.L.C.	2,273,561	19,966,744

13

Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847
RSA Insurance Group P.L.C.	13,325,551	36,235,575
Sainsbury (J.) P.L.C.	4,948,615	34,195,441
Schroders P.L.C.	123,678	2,575,703
Schroders P.L.C. Non-Voting	63,155	1,141,523
Taylor Wimpey P.L.C.	3,248,929	5,481,183
The Berkeley Group Holdings P.L.C.	205,922	3,313,801
Thomas Cook Group P.L.C.	1,606,317	7,886,289
Tomkins P.L.C. Sponsored ADR	325,800	4,688,262
Vodafone Group P.L.C.	60,811,202	195,272,492
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300
Whitbread P.L.C.	509,558	12,950,424
William Morrison Supermarkets P.L.C.	6,201,007	35,980,614
WPP Group P.L.C.	1,301,269	15,767,938
WPP Group P.L.C. Sponsored ADR	24,445	1,482,589
Xstrata P.L.C.	827,417	65,472,658
Yell Group P.L.C.	500,000	1,250,761
TOTAL COMMON STOCKS		1,709,242,140

RIGHTS/WARRANTS — (0.1%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	15,984,431	8,865,815

TOTAL — UNITED KINGDOM		1,718,107,955

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	8,886,000

SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460

TOTAL INVESTMENTS - (100.0%) (Cost $8,220,441,858)		$9,796,993,686

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (75.8%)
Consumer Discretionary — (16.7%)
* #	ABILIT Corp.	110,900	$192,562
#	Aeon Fantasy Co., Ltd.	62,032	831,370
	Ahresty Corp.	77,200	1,193,906
	Ai Holdings Corp.	187,600	1,090,810
	Aichi Machine Industry Co., Ltd.	292,000	1,094,476
	Aigan Co., Ltd.	63,200	420,697
	Aisan Industry Co., Ltd.	191,300	2,014,947
#	Akebono Brake Industry Co., Ltd.	386,000	2,879,907
#	Akindo Sushiro Co., Ltd.	20,500	451,950
#	Alpha Corp.	31,700	323,132
#	Alpine Electronics, Inc.	231,700	2,974,115
#	Amiyaki Tei Co., Ltd.	245	467,214
#	Amuse, Inc.	25,000	427,460
#	Anrakutei Co., Ltd.	50,000	275,612
#	AOI Advertising Promotion, Inc.	39,000	252,375
	AOKI Holdings, Inc.	166,900	2,784,831
	Araya Industrial Co., Ltd.	209,000	501,522
#	Arealink Co., Ltd.	3,000	292,890
* #	Asahi Tec Corp.	854,000	672,255
	Ashimori Industry Co., Ltd.	193,000	415,388
	Asti Corp.	50,000	147,478
#	Atom Corp.	133,200	499,178
	Atsugi Co., Ltd.	719,000	976,074
#	Aucnet, Inc.	35,700	706,654
	Autobacs Seven Co., Ltd.	45,300	1,328,779
#	Avex Group Holdings, Inc.	155,500	1,806,157
* #	Banners Co., Ltd.	86,000	12,257
#	Belluna Co., Ltd.	194,060	1,573,166
#	Best Denki Co., Ltd.	280,500	1,758,445
#	Bookoff Corp.	65,000	556,264
	Calsonic Kansei Corp.	520,000	2,181,984
	Catena Corp.	92,000	250,674
#	Chiyoda Co., Ltd.	145,000	2,503,166
#	Chofu Seisakusho Co., Ltd.	127,700	2,683,218
*	Chori Co., Ltd.	675,000	876,833
	Chuo Corp.	81,000	228,151
	Chuo Spring Co., Ltd.	210,000	880,718
	Circle K Sunkus Co., Ltd.	64,100	1,041,020
#	Clarion Co., Ltd.	933,000	1,770,833
#	Cleanup Corp.	160,000	1,061,633
#	Colowide Co., Ltd.	205,450	997,957
* #	Columbia Music Entertainment, Inc.	477,000	366,720
	Corona Corp.	101,200	1,438,976

1

	Cross Plus, Inc.	22,000	237,020
#	Culture Convenience Club Co., Ltd.	463,900	2,050,883
#	Cybozu, Inc.	1,538	578,072
#	D&M Holdings, Inc.	314,000	1,320,876
	Daido Kogyo Co., Ltd.	145,000	315,334
#	Daido Metal Co., Ltd.	147,000	849,669
#	Daidoh, Ltd.	129,000	1,332,713
	Daifuku Co., Ltd.	93,000	1,093,097
#	Daikoku Denki Co., Ltd.	50,700	550,104
#	Daikyo, Inc.	657,236	1,303,356
	Daimaruenawin Co., Ltd	400	2,307
	Dainichi Co., Ltd.	59,200	292,778
	Daisyo Corp.	74,200	866,743
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	77,824
#	Daiwa Seiko, Inc.	444,000	720,191
#	Daiwabo Co., Ltd.	478,000	1,210,745
	DCM Japan Holdings Co., Ltd.	247,900	1,736,059
#	Descente, Ltd.	270,000	1,582,512
* #	DIA Kensetsu Co., Ltd.	484,600	128,412
#	Don Quijote Co., Ltd.	57,900	1,210,471
#	Doshisha Co., Ltd.	66,600	1,131,272
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,055,477
	Dynic Corp.	127,000	267,312
#	Eagle Industry Co., Ltd.	170,000	1,508,862
* #	Econach Co., Ltd.	177,000	134,319
#	Edion Corp.	273,800	2,476,269
	Eikoh, Inc.	41,800	160,844
	Exedy Corp.	123,700	3,288,114
#	Ezaki Glico Co., Ltd.	22,074	236,614
#	F&A Aqua Holdings, Inc.	62,238	424,575
	Fine Sinter Co., Ltd.	49,000	160,633
	Foster Electric Co., Ltd.	84,100	1,910,196
#	France Bed Holdings Co., Ltd.	826,000	1,254,671
	Fuji Co., Ltd.	120,400	2,140,621
#	Fuji Corp., Ltd.	117,000	382,244
#	Fuji Kiko Co., Ltd.	151,000	276,440
#	Fuji Kyuko Co., Ltd.	378,000	1,372,220
	Fuji Oozx, Inc.	6,000	23,739
#	Fujibo Holdings, Inc.	332,000	740,674
*	Fujii & Co., Ltd.	44,000	417
#	Fujikura Rubber, Ltd.	74,000	344,531
#	Fujita Kanko, Inc.	412,100	2,782,364
	Fujitsu Business Systems, Ltd.	90,900	1,224,005
#	Fujitsu General, Ltd.	348,000	1,754,632
	Funai Electric Co., Ltd.	39,900	1,454,915
* #	Furukawa Battery Co., Ltd.	89,000	515,382
	G-7 Holdings, Inc.	29,200	142,391
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	964,754
	Genki Sushi Co., Ltd.	19,200	225,625
#	GEO Co., Ltd.	1,080	961,989
	Goldcrest Co., Ltd.	57,410	1,250,829
*	Goldwin, Inc.	175,000	381,444
#	Gourmet Kineya Co., Ltd.	68,000	499,256
* #	GSI Creos Corp.	194,000	211,529

2

#	Gulliver International Co., Ltd.	36,120	1,169,021
	Gunze, Ltd.	641,000	3,217,676
#	Happinet Corp.	37,000	553,961
#	Haruyama Trading Co., Ltd.	49,900	280,366
	Heiwa Corp.	48,100	527,024
	Himaraya Co., Ltd.	38,300	169,114
	HIS Co., Ltd.	118,200	1,792,599
	Horipro, Inc.	48,200	566,267
	I Metal Technology Co., Ltd.	153,000	322,466
	Ichikawa Co., Ltd.	63,000	208,966
#	Ichikoh Industries, Ltd.	296,000	732,794
* #	Image Holdings Co., Ltd.	41,000	159,862
#	Imasen Electric Industrial Co., Ltd.	55,800	944,617
	Imperial Hotel, Ltd.	4,300	149,287
*	Impress Holdings, Inc.	1,124	176,478
	Inaba Seisakusho Co., Ltd.	62,400	749,740
	Ishizuka Glass Co., Ltd.	109,000	215,914
*	Izuhakone Railway Co., Ltd.	300	15,367
* #	Izutsuya Co., Ltd.	350,000	321,862
#	Janome Sewing Machine Co., Ltd.	707,000	637,241
#	Japan Vilene Co., Ltd.	229,000	1,082,391
#	Jeans Mate Corp.	38,208	237,434
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	374,600
	Joban Kosan Co., Ltd.	226,000	396,566
#	Joint Corp.	98,400	756,874
#	Joshin Denki Co., Ltd.	201,000	1,678,597
#	Juki Corp.	455,000	1,569,910
	Juntendo Co., Ltd.	35,000	49,586
	Jyomo Co., Ltd.	186,000	280,651
	Kabuki-Za Co., Ltd.	39,000	1,796,693
#	Kadokawa Holdings, Inc.	94,400	2,328,746
	Kanto Auto Works, Ltd.	243,500	3,325,749
	Kasai Kogyo Co., Ltd.	119,000	383,935
	Kato Sangyo Co., Ltd.	130,700	1,523,031
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	421,937
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	343,091
	Kayaba Industry Co., Ltd.	745,000	3,450,781
	Keihin Corp.	36,200	644,588
#	Keiyo Co., Ltd.	200,400	1,072,356
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,457,893
#	Kenwood Corp.	1,294,000	1,425,926
* #	Kinki Nippon Tourist Co., Ltd.	304,000	571,118
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	527,972
#	Kisoji Co., Ltd.	89,300	1,833,636
	Koekisha Co., Ltd.	13,600	244,385
#	Kohnan Shoji Co., Ltd.	94,100	1,425,659
#	Kojima Co., Ltd.	130,100	684,121
	Komatsu Seiren Co., Ltd.	148,000	609,452
#	Komeri Co., Ltd.	43,700	1,184,752
	Konaka Co., Ltd.	107,760	594,269
*	Kosugi Sangyo Co., Ltd.	416,000	102,609
	Ku Holdings Co., Ltd.	68,200	289,300
	Kura Corp.	79	202,879
	Kurabo Industries, Ltd.	879,000	1,919,376
	Kuraudia Co., Ltd.	4,800	60,013

3

	Kuroganeya Co., Ltd.	14,000	54,552
	K’s Holdings Corp.	134,372	2,410,269
#	Kyoritsu Maintenance Co., Ltd.	50,960	940,125
	Kyoto Kimono Yuzen Co., Ltd.	572	542,233
	Kyowa Leather Cloth Co., Ltd.	75,400	374,845
* #	Laox Co., Ltd.	206,000	115,356
#	Look, Inc.	102,000	189,752
#	Maezawa Kyuso Industries Co., Ltd.	51,700	956,242
*	Magara Construction Co., Ltd.	135,000	71,664
* #	Mamiya-Op Co., Ltd.	285,000	227,084
	Marche Corp.	23,000	153,026
#	Mars Engineering Corp.	77,900	1,317,623
#	Maruei Department Store Co., Ltd.	136,000	399,432
*	Maruishi Holdings Co., Ltd.	214,000	2,030
* #	Maruzen Co., Ltd. (6569583)	375,000	405,905
	Maruzen Co., Ltd. (6573498)	46,000	207,442
#	Matsuya Co., Ltd.	184,600	4,121,891
#	Matsuya Foods Co., Ltd.	66,600	810,478
	Meiwa Industry Co., Ltd.	38,000	89,783
#	Mikuni Corp.	114,000	309,415
* #	Misawa Homes Co., Inc.	128,100	809,211
#	Misawa Resort Co., Ltd.	194,000	621,166
	MISUMI Group, Inc.	76,300	1,464,483
	Mitsuba Corp.	155,690	995,353
	Mitsui Home Co., Ltd.	228,000	1,259,908
	Miyuki Keori Co., Ltd.	106,000	283,264
#	Mizuno Corp.	462,000	2,787,913
#	MOS Food Services, Inc.	113,000	1,437,207
	MR Max Corp.	127,200	487,705
	Mutow Co., Ltd.	79,400	439,834
* #	Naigai Co., Ltd.	236,000	158,914
	Nexyz Corp.	3,700	156,497
#	Nice Holdings, Inc.	409,000	1,095,539
	Nichimo Corp.	667,000	265,946
	Nichirei Corp.	514,000	2,381,605
	Nidec Copal Corp.	202,800	2,813,644
#	Nidec Tosok Corp.	62,600	534,009
#	Nihon Eslead Corp.	53,048	539,438
	Nihon Tokushu Toryo Co., Ltd.	56,000	266,212
#	Nihon Unisys, Ltd.	73,500	1,125,962
	Nikko Travel Co., Ltd.	12,200	45,586
	Nippon Felt Co., Ltd.	69,000	364,781
#	Nippon Piston Ring Co., Ltd.	301,000	534,125
	Nippon Seiki Co., Ltd.	151,400	2,678,874
#	Nishimatsuya Chain Co., Ltd.	228,900	2,702,084
	Nissan Shatai Co., Ltd.	524,300	3,777,679
#	Nissen Holdings Co., Ltd.	213,100	1,131,478
	Nissin Kogyo Co., Ltd.	56,100	1,003,319
	Nittan Valve Co., Ltd.	85,000	439,758
	Nitto Kako Co., Ltd.	98,000	87,401
	Noritake Co., Ltd.	557,000	2,282,923
#	Noritsu Koki Co., Ltd.	121,100	1,654,568
#	Omikenshi Co., Ltd.	176,000	128,532
*	Orient Watch Co., Ltd.	12,000	4,667
	Pacific Industrial Co., Ltd.	187,000	750,656

4

#	PanaHome Corp.	533,200	3,057,895
#	Parco Co., Ltd.	278,300	3,715,858
#	Paris Miki, Inc.	191,900	1,987,607
	Piolax, Inc.	45,600	934,105
	Press Kogyo Co., Ltd.	385,000	1,995,426
#	Q.P. Corp.	109,900	1,020,112
* #	Renown, Inc.	179,800	588,244
	Resorttrust, Inc.	174,508	2,540,725
#	Rhythm Watch Co., Ltd.	454,000	529,827
#	Right On Co., Ltd.	103,225	1,233,596
	Riken Corp.	368,000	1,863,744
#	Ringer Hut Co., Ltd.	76,800	982,912
	Roland Corp.	90,700	1,887,325
	Round One Corp.	1,227	1,501,815
#	Royal Co., Ltd.	142,000	1,527,975
	Sagami Chain Co., Ltd.	78,000	843,479
*	Sagami Co., Ltd.	80,000	89,514
	Sagami Rubber Industries Co., Ltd.	15,000	42,955
#	Saint Marc Holdings Co., Ltd.	38,300	1,698,841
#	Saizeriya Co., Ltd.	176,900	1,592,186
#	Sakai Ovex Co., Ltd.	205,000	258,737
	Sanden Corp.	499,000	2,450,961
#	Sanei-International Co., Ltd.	61,800	1,158,869
#	Sankyo Seiko Co., Ltd.	209,000	579,056
	Sanoh Industrial Co., Ltd.	118,000	838,650
#	Sanrio Co., Ltd.	291,900	3,087,230
*	Sansui Electric Co., Ltd.	4,135,000	313,861
#	Sanyo Housing Nagoya Co., Ltd.	363	409,662
#	Sanyo Shokai, Ltd.	474,000	2,934,751
#	Seiko Holdings Corp.	401,407	2,161,417
	Seiren Co., Ltd.	221,000	1,587,602
	Senshukai Co., Ltd.	164,000	1,227,654
	Shikibo, Ltd.	510,000	828,279
	Shimachu Co., Ltd.	44,900	1,158,668
	Shinyei Kaisha	96,000	182,321
#	Shiroki Co., Ltd.	310,000	879,357
#	Shobunsha Publications, Inc.	56,900	400,511
#	Shochiku Co., Ltd.	438,400	2,778,556
	Showa Corp.	254,100	1,999,053
* #	Silver Seiko, Ltd.	1,091,000	300,517
	SKY Perfect JSAT Corp.	4,196	1,978,667
	SNT Corp.	96,300	582,273
* #	Sofmap Co., Ltd.	43,100	102,580
	Soft99 Corp.	73,400	419,186
* #	Solid Group Holdings Co., Ltd.	710,600	343,857
	Sotoh Co., Ltd.	51,000	530,940
	SPK Corp.	16,800	192,220
#	Suminoe Textile Co., Ltd.	267,000	547,383
	Sumitomo Forestry Co., Ltd.	452,966	3,704,495
* #	Suzutan Co., Ltd.	26,200	76,786
* #	SxL Corp.	493,000	318,307
	Tachikawa Corp.	50,800	207,827
	Tachi-S Co., Ltd.	122,640	1,256,376
	Takamatsu Corp.	135,500	1,751,543
#	Taka-Q Co., Ltd.	73,500	124,183

5

* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	239,522
	Tasaki Shinju Co., Ltd.	116,000	357,135
	Taya Co., Ltd.	5,000	35,525
#	TBK Co., Ltd.	90,000	426,154
	TDF Corp.	27,000	68,931
#	Tecmo, Ltd.	79,800	873,494
#	Teikoku Piston Ring Co., Ltd.	111,000	1,098,125
	Teikoku Sen-I Co., Ltd.	80,000	315,086
#	Telepark Corp.	146	192,616
* #	Ten Allied Co., Ltd.	50,000	155,200
	Tenma Corp.	111,000	1,448,273
* #	The Daiei, Inc.	230,100	1,696,522
#	The Japan General Estate Co., Ltd.	121,900	1,055,520
#	The Japan Wool Textile Co., Ltd.	316,000	2,861,208
	Tigers Polymer Corp.	59,000	299,030
	Toabo Corp.	219,000	201,435
	Toei Co., Ltd.	438,000	2,589,106
* #	Tohoku Misawa Homes Co., Ltd.	37,500	100,870
#	Tokai Kanko Co., Ltd.	505,999	254,380
#	Tokai Senko K.K., Nagoya	102,000	116,205
#	Tokyo Dome Corp.	655,200	2,990,765
	Tokyo Kaikan Co., Ltd.	12,000	62,143
	Tokyo Soir Co., Ltd.	49,000	136,355
#	Tokyo Style Co., Ltd.	345,700	3,416,166
#	Tokyotokeiba Co., Ltd.	971,000	1,887,267
	Tokyu Recreation Co., Ltd.	77,000	455,282
#	Tomy Co., Ltd.	321,793	2,193,495
* #	Tonichi Carlife Group, Inc.	189,000	213,489
	Toppan Forms Co., Ltd.	90,700	1,036,014
	Topre Corp.	185,000	1,693,859
*	Tosco Co., Ltd.	81,000	152,292
	Totenko Co., Ltd.	57,000	101,713
#	Touei Housing Corp.	92,440	616,307
#	Toyo Radiator Co., Ltd.	260,000	1,243,735
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,882,175
	Toyobo Co., Ltd.	1,029,000	2,079,617
#	Tsukamoto Co., Ltd.	67,000	77,599
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,410,892
#	Unitika, Ltd.	1,673,000	1,857,378
#	U-Shin, Ltd.	97,000	705,278
* #	Victor Co. of Japan, Ltd.	626,000	1,309,269
	Watabe Wedding Corp.	29,500	298,701
#	Watami Food Service Co., Ltd.	144,800	2,323,420
	Wondertable, Ltd.	97,000	114,890
	Xebio Co., Ltd.	35,800	881,447
#	Yamatane Corp.	338,000	718,367
#	Yamato International, Inc.	43,000	224,847
	Yellow Hat, Ltd., Tokyo	75,600	358,381
	Yokohama Reito Co., Ltd.	179,000	1,290,546
#	Yomiuri Land Co., Ltd.	276,000	944,799
#	Yonex Co., Ltd.	41,000	315,112
#	Yorozu Corp.	75,400	1,095,531
	Yoshimoto Kogyo Co., Ltd.	120,000	1,605,733
#	Yoshinoya Holdings Co., Ltd.	2,227	3,019,853
#	Zenrin Co., Ltd.	130,900	2,559,481
#	Zensho Co., Ltd.	372,900	2,589,451
Total Consumer Discretionary			321,845,427

6

Consumer Staples — (7.1%)
#	Aderans Holdings Co., Ltd.	146,350	3,060,703
*	Aeon Hokkaido Corp.	58,800	196,854
	Ahjikan Co., Ltd.	10,500	73,026
#	Ariake Japan Co., Ltd.	116,800	1,921,675
	Cawachi, Ltd.	83,400	2,447,573
#	CFS Corp.	125,000	669,317
#	Chubu Shiryo Co., Ltd.	91,000	838,594
	Chuo Gyorui Co., Ltd.	93,000	216,119
	Coca-Cola Central Japan Co., Ltd.	311	2,531,172
*	cocokara fine HOLDINGS, Inc.	36,960	718,725
	CVS Bay Area, Inc.	55,000	95,491
#	DyDo Drinco, Inc.	57,200	2,088,485
	Echo Trading Co., Ltd.	11,000	95,141
	Ensuiko Sugar Refining Co., Ltd.	103,000	190,519
#	Fancl Corp.	244,600	2,837,849
* #	First Baking Co., Ltd.	183,000	241,198
	Fuji Oil Co., Ltd.	304,700	2,811,308
	Fujicco Co., Ltd.	121,600	1,341,948
* #	Fujiya Co., Ltd.	564,000	786,122
	Hagoromo Foods Corp.	41,000	341,982
	Harashin Narus Holdings Co., Ltd.	63,100	680,902
* #	Hayashikane Sangyo Co., Ltd.	336,000	383,164
	Heiwado Co., Ltd.	204,100	3,423,609
* #	Hohsui Corp.	120,000	160,481
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	549,476
#	Hokuto Corp.	113,300	2,467,399
#	Inageya Co., Ltd.	179,000	1,531,352
	Itochu-Shokuhin Co., Ltd.	44,300	1,487,224
#	Itoham Foods, Inc.	711,800	3,600,175
	Izumiya Co., Ltd.	300,000	1,985,787
#	J-Oil Mills, Inc.	563,000	1,902,246
	Kameda Seika Co., Ltd.	71,800	978,258
	Kasumi Co., Ltd.	216,000	1,414,964
#	Key Coffee, Inc.	78,700	1,377,055
#	Kibun Food Chemifa Co., Ltd.	95,000	982,063
	Kirindo Co., Ltd.	22,800	172,135
	Kyodo Shiryo Co., Ltd.	362,000	577,501
#	Kyokuyo Co., Ltd.	380,000	724,566
#	Life Corp.	188,900	2,690,002
#	Lion Corp.	306,000	1,359,430
#	Mandom Corp.	84,400	2,202,413
	Marudai Food Co., Ltd.	454,000	977,204
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,783,508
*	Maruya Co., Ltd.	14,000	24,445
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	811,952
*	Maxvalu Tohok Co., Ltd.	18,200	127,507
	Maxvalu Tokai Co., Ltd.	61,000	943,929
#	Meito Sangyo Co., Ltd.	79,900	1,730,672
	Mercian Corp.	424,000	1,005,414
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,033,412
	Milbon Co., Ltd.	43,940	871,743

7

	Ministop Co., Ltd.	100,000	1,953,900
#	Mitsui Sugar Co., Ltd.	477,850	1,673,561
	Miyoshi Oil & Fat Co., Ltd.	268,000	384,576
#	Morinaga & Co., Ltd.	933,000	1,831,792
	Morinaga Milk Industry Co., Ltd.	875,000	2,622,547
	Morishita Jinton Co., Ltd.	47,800	126,034
	Morozoff, Ltd.	110,000	339,002
#	Nagatanien Co., Ltd.	121,000	931,802
#	Nakamuraya Co., Ltd.	208,000	915,421
#	Nichimo Co., Ltd.	112,000	210,568
#	Nihon Chouzai Co., Ltd.	23,000	822,934
	Niitaka Co., Ltd.	7,260	46,518
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,244,904
	Nippon Flour Mills Co., Ltd.	620,000	2,642,335
#	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	491,976
	Nippon Suisan Kaisha, Ltd.	528,700	2,462,970
	Nissin Sugar Manufacturing Co., Ltd.	152,000	346,000
	Nitto Flour Milling Co., Ltd.	64,000	191,264
#	Oenon Holdings, Inc.	253,000	539,955
	Oie Sangyo Co., Ltd.	20,900	154,236
	Okuwa Co., Ltd.	156,000	2,238,573
	Olympic Corp.	66,700	372,112
	Oriental Yeast Co., Ltd.	103,000	556,463
	Pietro Co., Ltd.	10,300	90,379
#	Pigeon Corp.	69,600	1,259,581
	Poplar Co., Ltd.	25,760	151,322
*	Prima Meat Packers, Ltd.	724,000	810,525
#	Riken Vitamin Co., Ltd.	81,400	2,461,989
#	Rock Field Co., Ltd.	47,800	669,889
#	Ryoshoku, Ltd.	153,600	2,806,634
	S Foods, Inc.	106,500	766,591
#	Sakata Seed Corp.	175,600	2,652,966
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	927,432
	Shoei Foods Corp.	44,000	185,449
#	Showa Sangyo Co., Ltd.	620,000	1,681,488
#	Snow Brand Milk Products Co., Ltd.	924,500	2,718,273
	Sogo Medical Co., Ltd.	23,500	657,265
	Sonton Food Industry Co., Ltd.	43,000	322,033
#	Sotetsu Rosen Co., Ltd.	70,000	296,034
#	Starzen Corp.	286,000	605,247
#	T.Hasegawa Co., Ltd.	142,700	2,116,179
	Takara Holdings, Inc.	365,000	2,522,022
* #	The Maruetsu, Inc.	428,000	3,238,856
#	The Nisshin Oillio Group, Ltd.	601,000	2,791,045
	Three F Co., Ltd.	17,700	120,317
#	Tobu Store Co., Ltd.	220,000	749,334
	Toho Co., Ltd.	162,000	519,305
#	Tohto Suisan Co., Ltd.	120,000	206,034
	Tokyu Store Chain Corp.	240,000	1,276,130
	Torigoe Co., Ltd.	83,400	573,563
*	Toyo Sugar Refining Co., Ltd.	157,000	175,693
	Tsukiji Uoichiba Co., Ltd.	57,000	96,239
	Tsuruha Holdings, Inc.	46,400	1,633,989
	U. Store Co., Ltd.	63,600	549,057
	Unicafe, Inc.	14,260	183,756

8

#	Unicharm Petcare Corp.	100,000	3,124,849
	Unimat Offisco Corp.	87,400	862,139
#	Valor Co., Ltd.	178,400	1,923,140
#	Warabeya Nichiyo Co., Ltd.	52,760	667,710
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	409,676
#	Yaoko Co., Ltd.	70,900	2,137,420
#	Yomeishu Seizo Co., Ltd.	102,000	990,010
	Yonekyu Corp.	100,500	1,258,174
	Yuasa Funashoku Co., Ltd.	112,000	291,112
	Yukiguni Maitake Co., Ltd.	77,180	259,134
	Yutaka Foods Corp.	6,000	81,342
Total Consumer Staples			136,382,554

Energy — (1.1%)
#	AOC Holdings, Inc.	143,400	1,796,483
#	BP Castrol K.K.	69,800	209,845
* #	Fuji Kosan Co., Ltd.	264,000	313,633
	Itochu Enex Co., Ltd.	330,300	2,281,019
	Japan Oil Transportation Co., Ltd.	79,000	160,424
#	Kanto Natural Gas Development Co., Ltd.	202,000	1,479,969
#	Kyoei Tanker Co., Ltd.	115,000	340,741
	Mitsuuroko Co., Ltd.	234,200	1,506,001
#	Modec, Inc.	127,400	4,751,758
#	Nippon Gas Co., Ltd.	153,000	1,576,869
	Nippon Seiro Co., Ltd.	64,000	164,664
#	Sala Corp.	133,000	601,557
	San-Ai Oil Co., Ltd.	266,000	1,136,630
	Shinko Plantech Co., Ltd.	159,000	2,690,722
	Sinanen Co., Ltd.	266,000	1,016,447
#	Toa Oil Co., Ltd.	369,000	553,109
#	Toyo Kanetsu K.K.	478,000	1,002,477
Total Energy			21,582,348

Financials — (7.9%)
#	Azel Corp.	214,000	324,999
#	Bank of the Ryukyus, Ltd.	125,080	1,374,800
#	Central Finance Co., Ltd.	341,000	1,041,838
	Century Leasing System, Inc.	186,200	2,088,352
* #	Cosmo Securities Co., Ltd.	1,419,000	1,468,529
#	Creed Corp.	597	702,104
#	Daiko Clearing Services Corp.	51,000	353,339
	Fukushima Bank, Ltd.	858,000	749,121
	Fuyo General Lease Co., Ltd.	108,000	3,204,748
	Gro-BeLS Co., Ltd.	177,000	203,359
#	Higashi-Nippon Bank, Ltd.	643,000	2,776,161
#	Ichiyoshi Securities Co., Ltd.	165,000	1,675,966
*	Kakuei (L.) Corp.	100,000	949
	Keihanshin Real Estate Co., Ltd.	43,000	200,331
	Kenedix, Inc.	2,090	3,091,596
	Kirayaka Holdings, Inc.	98,000	176,636
	Kiyo Holdings, Inc.	2,193,900	3,705,671
#	Kobayashi Yoko Co., Ltd.	30,400	126,930
#	Kosei Securities Co., Ltd.	295,000	344,471
#	Marusan Securities Co., Ltd.	263,000	2,046,319
#	Meiwa Estate Co., Ltd.	89,300	675,320

9

#	Mito Securities Co., Ltd.	278,000	915,699
	Mitsubishi UFJ Financial Group, Inc.	90	915
#	Monex Beans Holdings, Inc.	1,041	781,681
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,129
* #	NIS Group Co., Ltd.	346,925	702,506
#	Nisshin Fudosan Co., Ltd.	81,100	486,981
	Okasan Holdings, Inc.	562,000	3,393,213
#	OMC Card, Inc.	218,300	829,108
#	Ricoh Leasing Co., Ltd.	107,900	2,600,833
#	RISA Partners, Inc.	701	1,570,751
	Sankei Building Co., Ltd.	235,000	1,868,266
*	Seven Seas Holdings Co., Ltd.	194,000	165,600
	Shikoku Bank, Ltd.	762,000	3,492,345
#	Shimizu Bank, Ltd.	32,900	1,439,191
* #	Shinki Co., Ltd.	457,000	563,518
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	1,505,193
#	Suruga Corp.	134,600	420,242
	Tachihi Enterprise Co., Ltd.	38,950	2,487,098
	Takagi Securities Co., Ltd.	208,000	491,676
	The Aichi Bank, Ltd.	35,000	2,985,879
	The Akita Bank, Ltd.	684,400	3,156,408
	The Aomori Bank, Ltd.	627,000	2,623,707
	The Awa Bank, Ltd.	271,000	1,679,150
#	The Bank of Ikeda, Ltd.	70,300	2,134,823
#	The Bank of Iwate, Ltd.	65,000	4,163,448
	The Bank of Nagoya, Ltd.	214,297	1,452,369
	The Bank of Okinawa, Ltd.	76,500	2,903,773
	The Bank of Saga, Ltd.	599,000	2,267,957
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,536,226
	The Chukyo Bank, Ltd.	751,000	2,230,374
	The Daisan Bank, Ltd.	637,000	2,278,426
	The Daishi Bank, Ltd.	137,000	596,715
	The Daito Bank, Ltd.	511,000	465,579
	The Ehime Bank, Ltd.	609,000	2,138,116
	The Eighteenth Bank, Ltd.	630,000	2,385,263
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,701,489
	The Fukui Bank, Ltd.	864,000	2,705,590
	The Higo Bank, Ltd.	51,000	338,800
	The Hokkoku Bank, Ltd.	120,000	499,905
#	The Hokuetsu Bank, Ltd.	898,000	2,215,594
	The Hyakugo Bank, Ltd.	312,182	2,064,986
	The Hyakujishi Bank, Ltd.	70,000	437,158
	The Kagawa Bank, Ltd.	276,350	1,738,659
	The Kagoshima Bank, Ltd.	260,500	2,224,931
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,119,251
	The Kita-Nippon Bank, Ltd.	30,506	1,088,368
	The Michinoku Bank, Ltd.	538,000	1,705,082
	The Minato Bank, Ltd.	1,470,000	2,943,968
	The Miyazaki Bank, Ltd.	507,000	2,256,293
	The Nagano Bank, Ltd.	322,000	867,930
	The Nanto Bank, Ltd.	284,000	1,806,434
	The Oita Bank, Ltd.	504,900	3,426,155
	The San-in Godo Bank, Ltd.	198,000	1,843,334
#	TOC Co., Ltd.	433,550	2,641,878

10

#	Tochigi Bank, Ltd.	396,000	2,634,620
	Toho Bank, Ltd.	780,200	3,472,491
	Toho Real Estate Co., Ltd.	195,000	1,266,778
	Tohoku Bank, Ltd.	400,000	660,501
	Tokai Tokyo Securities Co., Ltd.	680,000	3,034,916
	Tokushima Bank, Ltd.	274,200	1,573,798
	Tokyo Rakutenchi Co., Ltd.	227,000	857,059
#	Tokyo Theatres Co., Inc.	307,000	588,383
	Tokyo Tomin Bank, Ltd.	113,100	2,394,633
#	Tokyu Community Corp.	49,400	1,220,475
#	Tokyu Livable, Inc.	132,300	1,274,392
	Tomato Bank, Ltd.	407,000	892,119
#	Tottori Bank, Ltd.	336,000	892,509
* #	Towa Bank, Ltd.	833,000	853,822
	Towa Real Estate Development Co., Ltd.	371,000	405,117
#	Toyo Securities Co., Ltd.	315,000	1,298,028
	Urban Corp.	632,800	3,479,949
	Yamagata Bank, Ltd.	600,500	3,601,249
	Yamanashi Chuo Bank, Ltd.	248,000	1,494,659
	Yuraku Real Estate Co., Ltd.	212,000	966,427
Total Financials			152,533,427

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,428,128
	As One Corp.	71,368	1,476,734
	ASKA Pharmaceutical Co., Ltd.	103,000	780,596
	Create Medic Co., Ltd.	28,000	247,755
	Eiken Chemical Co., Ltd.	81,000	672,297
	FALCO biosystems, Ltd.	35,200	210,938
#	Fuso Pharmaceutical Industries, Ltd.	330,000	1,098,488
#	Green Hospital Supply, Inc.	940	590,527
	Hitachi Medical Corp.	138,000	1,073,743
	Hogy Medical Co., Ltd.	56,000	2,881,634
#	Iwaki & Co., Ltd.	55,000	108,100
	Japan Medical Dynamic Marketing, Inc.	44,900	125,728
#	Jeol, Ltd.	275,000	1,143,014
	JMS Co., Ltd.	129,000	349,780
	Kaken Pharmaceutical Co., Ltd.	397,000	3,084,475
	Kawamoto Corp.	4,000	15,738
	Kawanishi Holdings, Ltd.	7,400	63,168
	Kawasumi Laboratories, Inc.	45,000	265,118
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,295,177
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,076,127
#	Kyorin Co., Ltd.	203,000	2,520,438
	Miraca Holdings, Inc.	152,400	3,759,185
	Mochida Pharmaceutical Co., Ltd.	419,900	4,582,347
#	Nichii Gakkan Co.	124,500	1,682,666
	Nihon Kohden Corp.	155,300	2,926,398
#	Nikkiso Co., Ltd.	243,000	1,961,853
#	Nippon Chemiphar Co., Ltd.	134,000	645,909
#	Nippon Kayaku Co., Ltd.	137,000	913,894
	Nippon Shinyaku Co., Ltd.	243,000	3,094,201
	Nipro Corp.	206,100	3,611,601
	Nissui Pharmaceutical Co., Ltd.	67,800	431,480
#	Paramount Bed Co., Ltd.	109,400	1,488,807

11

	Rion Co., Ltd.	5,000	28,448
	Rohto Pharmaceutical Co., Ltd.	389,600	4,664,477
	Seikagaku Corp.	203,900	2,089,689
#	SSP Co., Ltd.	436,000	2,225,001
	Sundrug Co., Ltd.	12,400	285,696
#	Topcon Corp.	125,000	1,286,638
	Torii Pharmaceutical Co., Ltd.	98,900	1,443,738
#	Towa Pharmaceutical Co., Ltd.	57,800	2,297,672
	Tsumura & Co.	53,500	1,319,791
	Vital-Net, Inc.	146,300	986,453
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	363,770
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,747,008
Total Health Care			67,344,425

Industrials — (21.2%)
	A&A Material Corp.	235,000	238,778
#	Advan Co., Ltd.	102,100	654,767
*	ADVANEX, Inc.	121,000	158,504
	Aeon Delight Co., Ltd.	142,800	2,729,656
	Aica Kogyo Co., Ltd.	243,000	2,170,798
	Aichi Corp.	267,800	2,095,078
#	Aida Engineering, Ltd.	273,000	1,527,835
	Airport Facilities Co., Ltd.	190,970	1,485,733
	Airtech Japan, Ltd.	26,700	147,878
	Alps Logistics Co., Ltd.	53,900	611,594
#	Altech Co., Ltd.	23,000	72,321
#	Altech Corp.	38,150	410,137
#	Amano Corp.	276,400	2,970,437
	Ando Corp.	264,000	510,661
#	Anest Iwata Corp.	152,000	637,051
#	ART Corp.	38,000	607,295
	Asahi Diamond Industrial Co., Ltd.	251,000	1,849,837
	Asahi Kogyosha Co., Ltd.	101,000	377,042
#	Asahi Pretec Corp.	123,650	3,790,814
*	Asanuma Corp.	234,000	328,425
	Asia Air Survey Co., Ltd.	32,000	123,591
	Asunaro Aoki Construction Co., Ltd.	171,000	986,563
	Ataka Construction & Engineering Co., Ltd.	60,000	147,391
	Bando Chemical Industries, Ltd.	349,000	1,363,580
	Biken Techno Corp.	14,100	64,838
	Bunka Shutter Co., Ltd.	245,000	1,044,575
	Central Glass Co., Ltd.	617,000	2,534,077
	Central Security Patrols Co., Ltd.	45,800	444,975
	Chiyoda Corp.	4,000	42,466
#	Chudenko Corp.	214,900	3,726,045
#	Chugai Ro Co., Ltd.	335,000	1,456,580
#	Chuo Denki Kogyo Co., Ltd.	92,000	1,494,395
#	CKD Corp.	236,000	1,710,539
	Commuture Corp.	157,202	1,059,591
	Comsys Holdings Corp.	145,000	1,230,577
#	Cosel Co., Ltd.	147,100	1,664,520
	CTI Engineering Co., Ltd.	45,100	294,231
	Dai-Dan Co., Ltd.	160,000	733,911
#	Daihen Corp.	471,000	2,248,224
	Daiho Corp.	202,000	270,076

12

#	Daiichi Jitsugyo Co., Ltd.	198,000	939,762
#	Daimei Telecom Engineering Corp.	143,000	1,456,469
	Daiseki Co., Ltd.	151,263	4,563,165
*	Daisue Construction Co., Ltd.	316,500	192,271
	Daiwa Industries, Ltd.	173,000	809,307
	Danto Holdings Corp.	92,000	171,023
	Denyo Co., Ltd.	93,000	879,963
	DMW Corp.	4,800	101,980
* #	Dream Incubator, Inc.	168	244,518
#	Ebara Corp.	847,000	2,853,428
* #	Eneserve Corp.	110,900	439,093
#	Enshu, Ltd.	215,000	289,716
#	Freesia Macross Corp.	1,355,000	346,977
#	Fudo Tetra Corp.	619,800	617,533
* #	Fujisash Co., Ltd.	106,300	94,803
#	Fujita Corp.	115,010	273,075
	Fujitec Co., Ltd.	312,000	1,923,576
	Fukuda Corp.	136,000	511,200
	Fukusima Industries Corp.	30,500	297,767
#	Fukuyama Transporting Co., Ltd.	936,400	3,472,298
	Funai Consulting, Co., Ltd.	102,000	593,854
	Furukawa Co., Ltd.	1,428,000	2,496,234
	Furukawa Electric Co., Ltd.	13,650	54,163
	Furusato Industries, Ltd.	52,000	535,380
	Futaba Corp.	163,800	2,878,695
#	Gecoss Corp.	116,700	513,830
#	GS Yuasa Corp.	1,282,000	4,842,223
#	Hakuyosha Co., Ltd.	88,000	237,943
#	Hamai Co., Ltd.	97,000	160,894
#	Hanwa Co., Ltd.	745,000	4,735,490
	Hazama Corp.	293,600	328,612
	Hibiya Engineering, Ltd.	133,000	1,052,687
	Hitachi Metals Techno, Ltd.	57,500	276,026
#	Hitachi Plant Technologies, Ltd.	681,570	2,589,000
	Hitachi Tool Engineering, Ltd.	96,500	1,181,969
	Hitachi Transport System, Ltd.	349,600	4,352,616
* #	Hitachi Zosen Corp.	1,548,000	2,013,707
	Hokuetsu Industries Co., Ltd.	96,000	347,129
	Hokuriku Electrical Construction Co., Ltd.	56,000	177,934
#	Hosokawa Micron Corp.	147,000	1,080,602
#	Howa Machinery, Ltd.	389,000	376,806
	IBJ Leasing Co., Ltd.	127,800	2,722,726
	Ichiken Co., Ltd.	105,000	202,591
	Ichinen Co., Ltd.	73,000	363,533
#	Idec Corp.	135,500	1,605,966
#	Iino Kaiun Kaisha, Ltd.	346,700	3,324,918
	i-Logistics Corp.	91,000	246,021
#	Inaba Denki Sangyo Co., Ltd.	88,300	2,764,502
	Inabata and Co., Ltd.	226,000	1,323,551
* #	Inoue Kogyo Co., Ltd.	425,000	161,495
#	Inui Steamship Co., Ltd.	83,000	1,279,303
* #	Iseki & Co., Ltd.	779,000	2,232,070
* #	Ishikawa Seisakusho, Ltd.	154,000	118,275
*	Ishikawajima Construction Materials Co., Ltd.	43,000	46,933
	Ishikawajima Transport Machinery Co., Ltd.	73,000	323,455

13

#	Itoki Corp.	179,000	996,075
	Iwasaki Electric Co., Ltd.	266,000	741,606
#	Iwatani International Corp.	870,000	2,792,185
* #	J Bridge Corp.	276,000	133,518
#	Jalux, Inc.	44,400	600,890
#	Jamco Corp.	84,000	653,616
* #	Japan Bridge Corp.	44,350	103,914
#	Japan Cash Machine Co., Ltd.	102,115	856,600
#	Japan Foundation Engineering Co., Ltd.	95,600	217,646
#	Japan Kenzai Co., Ltd.	95,940	554,072
	Japan Pulp & Paper Co., Ltd.	514,000	1,838,827
	Japan Servo Co., Ltd.	80,000	773,075
	Japan Steel Tower Co., Ltd.	44,000	198,463
#	Japan Transcity Corp.	236,000	926,978
	K.R.S. Corp.	39,200	311,639
#	Kamagai Gumi Co., Ltd.	583,800	659,363
	Kamei Corp.	121,000	559,689
	Kanaden Corp.	121,000	665,175
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	933,413
	Kanamoto Co., Ltd.	114,000	688,425
#	Kandenko Co., Ltd.	164,000	1,081,522
* #	Kanematsu Corp.	1,481,625	2,137,582
* #	Kanematsu-NNK Corp.	125,000	134,045
#	Katakura Industries Co., Ltd.	119,000	2,110,588
	Kato Works Co., Ltd.	202,000	914,353
* #	Kawada Industries, Inc.	158,000	259,293
	Kawagishi Bridge Works Co., Ltd.	38,000	108,325
	Kawaguchi Metal Industries Co., Ltd.	11,000	43,883
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	464,361
#	Kimura Chemical Plants Co., Ltd.	61,000	656,608
#	Kinki Sharyo Co., Ltd.	212,000	937,913
	Kintetsu World Express, Inc.	117,300	3,262,468
	Kioritz Corp.	239,000	737,333
#	Kitagawa Iron Works Co., Ltd.	344,000	747,740
#	Kitano Construction Corp.	258,000	599,820
	Kitazawa Sangyo Co., Ltd.	57,000	135,995
#	Kitz Corp.	420,000	2,358,778
#	Koike Sanso Kogyo Co., Ltd.	155,000	828,556
	Koito Industries, Ltd.	102,000	335,310
#	Kokuyo Co., Ltd.	126,325	1,173,657
#	Komai Tekko, Inc.	109,000	228,576
	Komatsu Wall Industry Co., Ltd.	33,700	416,633
	Kondotec, Inc.	40,500	229,208
	Kosaido Co., Ltd.	79,000	391,024
	Kuroda Electric Co., Ltd.	112,900	1,717,243
	Kyodo Printing Co., Ltd.	311,000	894,028
#	Kyoei Sangyo Co., Ltd.	97,000	274,443
#	Kyokuto Boeki Kaisha, Ltd.	82,000	185,814
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,034,891
	Kyosan Electric Manufacturing Co., Ltd.	218,000	831,025
	Kyowa Exeo Corp.	354,000	3,489,558
	Kyudenko Corp.	281,000	1,739,803
* #	Link Consulting Associates - Japan Corp.	63,500	58,916
* #	Lonseal Corp.	127,000	106,050
#	Maeda Corp.	641,000	2,467,959

14

	Maeda Road Construction Co., Ltd.	327,000	2,329,065
	Maezawa Industries, Inc.	59,300	140,627
#	Maezawa Kaisei Industries Co., Ltd.	54,700	599,297
	Makino Milling Machine Co., Ltd.	330,000	2,393,271
	Marubeni Construction Material Lease Co., Ltd.	78,000	122,770
	Maruka Machinery Co., Ltd.	28,100	269,302
	Maruwn Corp.	66,000	157,102
#	Maruyama Manufacturing Co., Inc.	150,000	347,095
	Maruzen Showa Unyu Co., Ltd.	335,000	1,101,858
#	Matsuda Sangyo Co., Ltd.	90,530	2,040,729
	Matsui Construction Co., Ltd.	98,600	312,906
*	Matsuo Bridge Co., Ltd.	72,000	85,476
#	Max Co., Ltd.	188,000	2,399,023
#	Meidensha Corp.	785,050	2,443,435
*	Meiji Machine Co., Ltd.	213,000	182,170
#	Meiji Shipping Co., Ltd.	109,000	658,516
	Meisei Industrial Co., Ltd.	29,000	96,372
#	Meitec Corp.	135,600	4,012,362
	Meito Transportation Co., Ltd.	22,000	163,591
* #	Meiwa Trading Co., Ltd.	140,000	369,447
	Mitani Corp.	54,000	452,019
#	Mitsubishi Cable Industries, Ltd.	736,000	929,378
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	902,286
#	Mitsubishi Pencil Co., Ltd.	121,500	1,722,066
	Mitsuboshi Belting, Ltd.	281,000	1,449,373
#	Mitsui Matsushima Co., Ltd.	347,000	1,333,998
#	Mitsui-Soko Co., Ltd.	487,000	2,486,973
	Mitsumura Printing Co., Ltd.	95,000	343,524
#	Miura Co., Ltd.	145,200	3,597,430
	Miura Printing Corp.	19,000	48,016
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	33,036
* #	Miyaji Engineering Group	203,000	196,499
* #	Miyakoshi Corp.	48,400	367,446
*	Mori Denki Mfg. Co., Ltd.	628,000	65,563
	Morita Corp.	163,000	669,869
	Moshi Moshi Hotline, Inc.	122,700	3,172,118
	Mystar Engineering Corp.	15,600	72,538
	NAC Co., Ltd.	28,900	226,520
	Nachi-Fujikoshi Corp.	604,000	2,647,812
	Naikai Zosen Corp.	75,000	309,617
#	Nakano Corp.	103,000	300,357
	Narasaki Sangyo Co., Ltd.	68,000	82,593
	NEC Leasing, Ltd.	72,600	1,138,693
#	NEC System Integration & Construction, Ltd.	172,100	2,452,485
	New Tachikawa Aircraft Co., Ltd.	10,100	392,676
* #	Nichias Corp.	435,000	1,609,251
	Nichiban Co., Ltd.	125,000	351,177
#	Nichiha Corp.	126,180	1,204,925
	Nihon Spindle Manufacturing Co., Ltd.	115,000	318,495
	Nikko Co., Ltd.	127,000	311,580
#	Nippo Corp.	409,000	2,241,751
#	Nippon Carbon Co., Ltd.	406,000	2,067,672
* #	Nippon Conveyor Co., Ltd.	168,000	157,766
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,955,528
	Nippon Denwa Shisetu Co., Ltd.	208,000	599,331

15

	Nippon Filcon Co., Ltd.	75,000	424,391
	Nippon Hume Corp.	91,000	269,286
	Nippon Jogesuido Sekkei Co., Ltd.	289	253,307
#	Nippon Kanzai Co., Ltd.	71,000	2,011,688
	Nippon Koei Co., Ltd., Tokyo	279,000	759,584
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,253,686
#	Nippon Parking Development Co., Ltd.	10,609	511,358
	Nippon Seisen Co., Ltd.	107,000	425,185
#	Nippon Sharyo, Ltd.	506,000	1,320,721
#	Nippon Shindo Co., Ltd.	50,000	89,129
	Nippon Signal Co., Ltd.	216,000	1,334,595
#	Nippon Steel Trading Co., Ltd.	399,000	1,325,123
	Nippon Thompson Co., Ltd.	262,000	1,932,829
	Nippon Tungsten Co., Ltd.	82,000	179,858
	Nippon Yusoki Co., Ltd.	141,000	477,704
#	Nishimatsu Construction Co., Ltd.	979,000	2,711,271
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,210,239
#	Nishishiba Electric Co., Ltd.	101,000	235,938
#	Nissei Corp.	107,400	1,109,747
	Nissei Plastic Industrial Co., Ltd.	68,000	317,775
	Nissha Printing Co., Ltd.	105,700	5,457,881
	Nissin Corp.	351,000	1,082,560
	Nitchitsu Co., Ltd.	60,000	227,733
	Nitta Corp.	104,200	2,230,684
	Nitto Boseki Co., Ltd.	870,000	1,633,667
#	Nitto Electric Works, Ltd.	154,800	1,576,443
#	Nitto Kohki Co., Ltd.	78,300	1,559,616
#	Nitto Seiko Co., Ltd.	143,000	689,899
*	Nittoc Construction Co., Ltd.	134,000	84,024
	Noda Corp.	33,800	87,760
#	Nomura Co., Ltd.	210,000	774,858
#	Noritz Corp.	177,100	2,169,748
* #	Oak Capital Corp.	753,354	135,725
	Obayashi Road Corp.	106,000	167,070
	Odakyu Construction Co., Ltd.	63,500	143,741
	Oiles Corp.	101,952	2,176,606
	Okabe Co., Ltd.	192,000	944,773
#	Okamoto Machine Tool Works, Ltd.	164,000	385,939
	Okamura Corp.	379,900	2,975,052
	Okano Valve Manufacturing Co.	58,000	393,561
	Oki Electric Cable Co., Ltd.	117,000	185,370
#	OKK Corp.	262,000	544,497
#	Okumura Corp.	770,400	3,344,589
#	O-M, Ltd.	107,000	826,473
	Onoken Co., Ltd.	72,800	1,236,393
#	Organo Corp.	203,000	2,100,797
	Oriental Shiraishi Corp.	73,400	172,711
	Original Engineering Consultants Co., Ltd.	9,000	20,728
#	OSG Corp.	119,900	1,549,450
#	Oyo Corp.	110,400	1,481,937
	P.S. Mitsubishi Construction Co., Ltd.	76,800	161,092
#	Park24 Co., Ltd.	69,500	580,039
* #	Pasco Corp.	242,500	519,953
#	Pasona Group, Inc.	1,474	1,157,528
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,508,558

16

*	PIA Corp.	29,500	433,983
#	Pilot Corp.	780	1,384,004
#	PRONEXUS, Inc.	137,000	1,001,100
#	Raito Kogyo Co., Ltd.	199,000	468,144
#	Rasa Industries, Ltd.	277,000	559,764
	Rheon Automatic Machinery Co., Ltd.	64,000	212,463
	Ryobi, Ltd.	573,200	2,137,703
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	130,031
	Sagami Railway Co., Ltd.	364,000	1,370,475
*	Sailor Pen Co., Ltd.	127,000	121,796
	Sakai Heavy Industries, Ltd.	126,000	289,273
* #	Sakurada Co., Ltd.	225,000	49,155
* #	Sanix, Inc.	161,700	521,376
#	Sanki Engineering Co., Ltd.	268,000	2,004,988
#	Sanko Metal Industrial Co., Ltd.	118,000	244,659
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,471,644
	Sanritsu Corp.	17,800	146,087
	Sanwa Holdings Corp.	136,000	541,723
	Sanyo Denki Co., Ltd.	219,000	1,017,436
	Sanyo Engineering & Construction, Inc.	48,000	182,877
	Sanyo Industries, Ltd., Tokyo	102,000	212,889
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	1,992,821
* #	Sata Construction Co., Ltd.	234,000	148,613
	Sato Corp.	111,500	1,422,929
	Sato Shoji Corp.	67,000	586,566
	Sawafuji Electric Co., Ltd.	48,000	127,993
	Secom Joshinetsu Co., Ltd.	34,800	810,125
#	Secom Techno Service Co., Ltd.	44,500	1,158,053
	Seibu Electric Industry Co., Ltd.	67,000	323,018
#	Seika Corp.	274,000	668,326
*	Seikitokyu Kogyo Co., Ltd.	335,000	244,794
	Seino Holdings Co., Ltd.	204,000	1,212,087
	Sekisui Jushi Co., Ltd.	166,000	1,374,091
#	Senko Co., Ltd.	381,000	1,402,922
#	Senshu Electric Co., Ltd.	37,300	711,597
#	Shibaura Mechatronics Corp.	175,000	1,064,465
#	Shibusawa Warehouse Co., Ltd.	266,000	1,554,834
	Shibuya Kogyo Co., Ltd.	84,500	671,426
	Shin Nippon Air Technologies Co., Ltd.	87,280	601,535
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	579,757
#	Shinko Electric Co., Ltd.	509,000	1,607,919
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	1,573,651
#	Shinmaywa Industries, Ltd.	413,000	1,646,623
#	Shinnihon Corp.	215,900	440,663
	Shinsho Corp.	291,000	1,070,994
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,771,935
	Sho-Bond Corp	100,800	1,243,028
#	Shoko Co., Ltd.	324,000	448,899
	Showa Aircraft Industry Co., Ltd.	114,000	1,135,959
	Showa KDE Co., Ltd.	124,000	161,273
	Sintokogio, Ltd.	197,000	1,930,813
	Soda Nikka Co., Ltd.	67,000	248,605
	Sodick Co., Ltd.	187,000	977,297
	Space Co., Ltd.	75,320	562,901
	Subaru Enterprise Co., Ltd.	59,000	187,972

17

	Sugimoto & Co., Ltd.	35,000	427,372
* #	Sumitomo Coal Mining Co., Ltd.	851,500	1,002,502
#	Sumitomo Densetsu Co., Ltd.	107,400	707,542
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	692,999
#	Sumitomo Precision Products Co., Ltd.	180,000	642,491
	Sumitomo Warehouse Co., Ltd.	300,000	1,514,903
*	Sun Wave Corp.	155,000	229,431
	Suzuki Metal Industry Co., Ltd.	71,000	168,972
	SWCC Showa Holdings Co., Ltd.	853,000	1,245,737
	Tadano, Ltd.	161,579	1,890,720
	Taihei Dengyo Kaisha, Ltd.	155,000	1,328,266
#	Taihei Kogyo Co., Ltd.	264,000	1,135,335
* #	Taiheiyo Kaiun Co., Ltd.	167,000	355,246
*	Taiheiyo Kouhatsu, Inc.	198,000	238,859
#	Taiho Kogyo Co., Ltd.	97,700	1,415,744
	Taikisha, Ltd.	129,000	1,899,851
	Taisei Rotec Corp.	271,000	416,582
	Takada Kiko Co., Ltd.	48,000	110,224
#	Takano Co., Ltd.	53,400	450,553
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	466,079
#	Takara Printing Co., Ltd.	39,055	313,892
#	Takara Standard Co., Ltd.	529,000	2,925,850
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,689,531
* #	Takashima & Co., Ltd.	137,000	196,599
	Takigami Steel Construction Co., Ltd.	50,000	147,274
#	Takisawa Machine Tool Co., Ltd.	191,000	313,510
#	Takuma Co., Ltd.	305,000	961,832
	Tanseisha Co., Ltd.	74,000	222,335
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	559,081
#	TCM Corp.	359,000	865,689
	Techno Associe Co., Ltd.	59,900	644,811
	Techno Ryowa, Ltd.	66,600	394,262
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	655,269
* #	Tekken Corp.	535,000	636,008
	Teraoka Seisakusho Co., Ltd.	55,000	347,590
* #	The Goodwill Group, Inc.	4,635	506,300
	The Keihin Co., Ltd.	204,000	340,752
	The Kodensha Co., Ltd.	25,000	55,478
	The Nippon Road Co., Ltd.	333,000	559,167
	The Yasuda Warehouse Co., Ltd.	100,900	842,417
*	Toa Corp.	764,000	826,858
	Toa Doro Kogyo Co., Ltd.	155,000	310,624
* #	Tobishima Corp.	1,365,500	453,711
#	Tocalo Co., Ltd.	53,000	994,929
	Todentu Corp.	121,000	249,089
	Toenec Corp.	324,000	1,719,847
	Tokai Lease Co., Ltd.	86,000	177,037
	Tokimec, Inc.	272,000	616,689
	Toko Electric Corp.	88,000	223,899
	Tokyo Biso Kogyo Corp.	19,000	120,809
#	Tokyo Energy & Systems, Inc.	129,000	704,724
#	Tokyo Kikai Seisakusho, Ltd.	312,000	686,610
#	Tokyo Leasing Co., Ltd.	223,800	2,210,853
	Tokyo Sangyo Co., Ltd.	78,000	242,554
#	Tokyu Construction Co., Ltd.	366,290	1,313,251

18

	Toli Corp.	212,000	396,028
	Tomoe Corp.	115,500	219,344
#	Tonami Transportation Co., Ltd.	340,000	768,338
* #	Tori Holdings Co., Ltd.	2,969,000	365,984
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,841,751
	Toshiba Machine Co., Ltd.	89,000	671,811
	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,315,962
	Tosho Printing Co., Ltd.	249,000	627,899
	Totetsu Kogyo Co., Ltd.	125,000	790,501
* #	Toyo Construction Co., Ltd.	1,005,000	715,261
#	Toyo Electric Co., Ltd.	159,000	494,146
	Toyo Engineering Corp.	645,400	3,768,317
#	Toyo Machinery & Metal Co., Ltd.	61,000	241,417
	Toyo Shutter Co., Ltd.	11,800	108,486
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	511,995
#	Trusco Nakayama Corp.	114,100	1,773,264
#	Tsubakimoto Chain Co.	594,700	4,008,731
	Tsubakimoto Kogyo Co., Ltd.	97,000	351,429
#	Tsudakoma Corp.	204,000	437,049
#	Tsugami Corp.	272,000	983,323
#	Tsukishima Kikai Co., Ltd.	152,000	1,244,765
	Tsurumi Manufacturing Co., Ltd.	96,000	718,979
	Tsuzuki Denki Co., Ltd.	75,000	282,466
	TTK Co., Ltd.	62,000	309,988
	Uchida Yoko Co., Ltd.	175,000	733,715
	Ueki Corp.	47,000	65,452
#	Union Tool Co.	79,000	2,692,410
	Utoc Corp.	99,000	569,749
* #	Venture Link Co., Ltd.	405,500	338,322
*	Wakachiku Construction Co., Ltd.	395,000	311,098
	Wavelock Holdings Co., Ltd.	31,500	120,509
	Weathernews, Inc.	20,000	246,312
	Yahagi Construction Co., Ltd.	154,000	925,644
	Yamato Corp.	82,000	211,627
	Yamaura Corp.	40,500	88,608
	Yamazen Co., Ltd.	315,000	1,443,332
	Yokogawa Bridge Holdings Corp.	142,400	826,864
	Yondenko Corp.	136,800	783,649
#	Yuasa Trading Co., Ltd.	800,000	1,222,701
	Yuken Kogyo Co., Ltd.	156,000	490,092
	Yurtec Corp.	285,000	1,726,615
	Yushin Precision Equipment Co., Ltd.	54,934	1,256,005
Total Industrials			406,743,088

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	258,521
#	Aiphone Co., Ltd.	72,800	1,137,647
*	Allied Telesis Holdings K.K.	470,700	325,735
#	Alpha Systems, Inc.	43,500	1,114,655
#	Anritsu Corp.	446,000	1,426,376
	AOI Electronics Co., Ltd.	38,400	442,903
	Apic Yamada Corp.	36,000	111,051
#	Arisawa Manufacturing Co., Ltd.	139,400	958,820
#	CAC Corp.	70,900	722,003
	Canon Electronics, Inc.	70,000	1,953,368

19

#	Canon Finetech, Inc.	151,070	2,290,982
#	Capcom Co., Ltd.	114,200	3,793,570
#	Chino Corp.	162,000	446,942
#	CMK Corp.	216,000	1,670,406
	Computer Engineering & Consulting, Ltd.	63,100	574,828
	Core Corp.	45,700	279,638
	Cresco, Ltd.	11,600	101,257
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	3,074,157
*	Daiko Denshi Tsushin, Ltd.	23,000	42,621
#	Daiwabo Information System Co., Ltd.	62,000	1,053,793
#	Denki Kogyo Co., Ltd.	243,000	1,436,377
	DKK TOA Corp.	31,000	131,752
#	DTS Corp.	87,200	1,758,310
#	Dwango Co., Ltd.	230	644,053
#	eAccess, Ltd.	4,747	2,657,808
	Eizo Nanao Corp.	77,600	1,915,292
#	Elna Co., Ltd.	97,000	213,344
#	Enplas Corp.	72,200	868,424
#	Epson Toyocom Corp.	437,000	1,559,842
#	ESPEC Corp.	82,000	831,312
* #	FDK Corp.	436,000	566,411
#	Fuji Soft, Inc.	131,400	2,543,678
	Fujitsu Component, Ltd.	177	184,884
	Fujitsu Frontech, Ltd.	80,700	716,003
	Fuso Dentsu Co., Ltd.	16,000	56,356
#	Future Architect, Inc.	1,504	889,108
* #	GMO Internet, Inc.	242,500	1,404,454
	Hakuto Co., Ltd.	82,500	847,004
#	Hitachi Business Solution Co., Ltd.	43,200	275,800
	Hitachi Information Systems, Ltd.	147,100	3,189,887
#	Hitachi Kokusai Electric, Inc.	311,500	2,955,112
	Hitachi Maxell, Ltd.	158,100	2,065,313
	Hitachi Software Engineering Co., Ltd.	190,300	4,677,741
	Hitachi Systems & Services, Ltd.	86,000	1,632,546
	Hochiki Corp.	99,000	743,288
#	Hokuriku Electric Industry Co., Ltd.	316,000	557,955
	Horiba, Ltd.	5,100	145,095
#	Hosiden Corp.	249,600	5,371,665
#	Icom, Inc.	51,000	1,284,922
* #	Ikegami Tsushinki Co., Ltd.	174,000	266,085
*	Ines Corp.	177,200	1,037,310
	I-Net Corp.	47,800	263,482
#	Information Services International-Dentsu, Ltd.	106,600	853,968
#	Invoice, Inc.	40,368	656,666
#	Ishii Hyoki Co., Ltd.	24,300	631,738
* #	IT Holdings Corp.	300,901	5,879,872
	Iwatsu Electric Co., Ltd.	311,000	325,028
	Japan Aviation Electronics Industry, Ltd.	308,600	2,718,295
	Japan Business Computer Co., Ltd.	76,900	556,693
#	Japan Digital Laboratory Co., Ltd.	116,500	1,610,522
	Japan Radio Co., Ltd.	446,000	1,542,311
	Jastec Co., Ltd.	63,000	412,440
	JBIS Holdings, Inc.	81,700	330,917
	JIEC Co., Ltd.	199	182,195
	Kaga Electronics Co., Ltd.	100,000	1,347,846

20

#	Kakaku.com, Inc.	215	1,227,108
	Kanematsu Electronics, Ltd.	85,300	681,606
* #	Kasuga Electric Works, Ltd.	44,000	120,556
	Kawatetsu Systems, Inc.	174	171,657
	Koa Corp.	152,800	1,250,299
#	Koei Co., Ltd.	238,700	3,487,947
* #	Kubotek Corp.	407	194,941
	Kyoden Co., Ltd.	160,000	253,351
	Kyowa Electronic Instruments Co., Ltd.	52,000	171,543
	Macnica, Inc.	62,500	864,612
	Marubun Corp.	98,700	627,562
#	Maruwa Co., Ltd.	37,400	491,076
	Maspro Denkoh Corp.	62,600	511,386
#	Megachips Corp.	89,600	1,129,121
* #	Meisei Electric Co., Ltd.	359,000	340,616
#	Melco Holdings, Inc.	9,000	196,945
#	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,359,719
#	Miroku Jyoho Service Co., Ltd.	107,000	259,858
	Mitsui High-Tec, Inc.	145,700	1,197,732
#	Mitsui Knowledge Industry Co., Ltd.	3,790	1,127,454
	Moritex Corp.	35,100	179,736
* #	Mutoh Holdings Co., Ltd.	164,000	538,657
*	Nagano Japan Radio Co., Ltd.	85,000	143,384
	Nakayo Telecommunications, Inc.	49,000	121,841
	NEC Fielding, Ltd.	194,800	2,393,729
	NEC Mobiling, Ltd.	50,900	867,920
* #	NEC Tokin Corp.	392,000	1,355,011
#	Net One Systems Co., Ltd.	1,941	2,118,229
*	Netmarks, Inc.	523	214,344
#	New Japan Radio Co., Ltd.	112,000	410,513
	Nichicon Corp.	272,300	2,345,338
#	Nidec Sankyo Corp.	205,000	1,491,293
	Nihon Dempa Kogyo Co., Ltd.	70,800	1,870,459
#	Nihon Inter Electronics Corp.	104,700	249,348
	Nippon Avionics Co., Ltd.	83,000	184,572
#	Nippon Ceramic Co., Ltd.	89,000	1,048,547
	Nippon Chemi-Con Corp.	478,000	2,186,381
	Nippon Systemware Co., Ltd.	30,000	162,248
	Nissho Electronics Corp.	81,600	441,244
	Nohmi Bosai, Ltd.	191,000	1,302,804
	NS Solutions Corp.	46,500	1,043,790
#	NSD Co., Ltd.	178,600	2,297,236
	Okaya Electric Industries Co., Ltd.	73,000	396,334
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,249,029
	Ono Sokki Co., Ltd.	105,000	583,049
	Origin Electric Co., Ltd.	107,000	682,863
#	Osaki Electric Co., Ltd.	131,000	904,640
	PCA Corp.	17,500	160,176
* #	Pixela Corp.	33,000	125,991
*	Pulstec Industrial Co., Ltd.	21,200	32,587
	Ricoh Elemex Corp.	77,000	700,702
	Rikei Corp.	22,500	30,095
	Riken Keiki Co., Ltd.	79,900	557,802
#	Roland DG Corp.	61,400	1,888,000
	Ryoden Trading Co., Ltd.	155,000	1,109,843

21

	Ryosan Co., Ltd.	125,300	2,865,433
#	Ryoyo Electro Corp.	110,900	1,095,328
	Sanken Electric Co., Ltd.	308,000	1,913,125
	Sanko Co., Ltd.	22,000	104,335
	Sanshin Electronics Co., Ltd.	111,000	1,232,843
#	Satori Electric Co., Ltd.	57,880	470,607
#	Saxa Holdings, Inc.	194,000	338,464
	Sekonic Corp.	36,000	89,890
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,015,032
	Shinkawa, Ltd.	70,200	998,464
	Shinko Shoji Co., Ltd.	78,000	803,855
	Shizuki Electric Co., Inc.	103,000	434,640
	Siix Corp.	86,000	684,903
	SMK Corp.	272,000	1,444,042
#	Sorun Corp.	95,100	642,512
* #	SPC Electronics Corp.	48,200	83,778
	SRA Holdings	51,000	780,326
#	Star Micronics Co., Ltd.	136,600	2,625,940
*	Sumco Corp.	35,400	907,825
	Sumida Corp.	67,949	1,011,647
	Sumisho Computer Systems Corp.	172,700	3,180,213
#	SUNX, Ltd.	120,600	636,885
#	SystemPro Co., Ltd.	558	344,016
	Tachibana Eletech Co., Ltd.	64,100	524,825
	Taiyo Yuden Co., Ltd.	170,000	2,087,488
	Tamura Corp.	260,000	1,021,180
* #	Teac Corp.	872,000	819,506
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	576,120
	TKC Corp.	103,300	2,146,432
* #	Toko, Inc.	340,000	681,369
	Tokyo Denpa Co., Ltd.	24,900	261,303
	Tokyo Electron Device, Ltd.	361	619,469
#	Tokyo Seimitsu Co., Ltd.	107,100	2,003,701
#	Tomen Electronics Corp.	51,900	580,215
	Tose Co., Ltd.	23,100	210,446
*	Totoku Electric Co., Ltd.	129,000	166,558
	Toukei Computer Co., Ltd.	28,410	359,012
#	Towa Corp.	74,800	679,310
#	Toyo Corp.	113,600	1,626,481
#	Trans Cosmos, Inc.	167,900	1,702,675
	Trinity Industrial Corp.	56,000	321,203
	Tsuzuki Densan Co., Ltd.	22,500	80,211
#	Uniden Corp.	221,000	1,281,927
* #	Union Holdings Co., Ltd.	148,000	26,657
	XNET Corp.	91	115,667
	Yamaichi Electronics Co., Ltd.	64,400	231,023
	Yaskawa Information Systems Corp.	40,000	129,759
	Ye Data, Inc.	43,000	84,533
#	Yokowo Co., Ltd.	71,300	462,869
#	Zuken, Inc.	97,700	950,609
Total Information Technology			176,025,852

Materials — (8.6%)
	Achilles Corp.	688,000	1,077,064
	Adeka Corp.	350,600	3,201,733

22

	Agro-Kanesho Co., Ltd.	7,000	45,509
#	Aichi Steel Corp.	376,000	1,926,565
	Arakawa Chemical Industries, Ltd.	69,500	748,787
	Aronkasei Co., Ltd.	127,000	453,116
#	Asahi Organic Chemicals Industry Co., Ltd.	343,000	976,462
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	803,560
* #	Chugai Mining Co., Ltd.	875,900	290,545
	Chugoku Marine Paints, Ltd.	238,000	1,829,257
*	Chugokukogyo Co., Ltd.	105,000	130,503
	Co-Op Chemical Co., Ltd.	163,000	272,364
	Dai Nippon Toryo, Ltd.	501,000	613,527
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	354,797
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	299,463
#	Daiken Corp.	450,000	802,156
#	Daiki Aluminium Industry Co., Ltd.	148,000	721,531
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,265,890
#	Daio Paper Corp.	435,500	3,602,592
#	Daiso Co., Ltd.	383,000	1,145,268
	DC Co., Ltd.	117,000	355,948
	Dijet Industrial Co., Ltd.	81,000	180,694
	Dynapac Co., Ltd.	25,000	95,581
#	FP Corp.	77,300	2,221,881
	Fujikura Kasei Co., Ltd.	97,000	1,023,717
	Fumakilla, Ltd.	87,000	329,315
	Godo Steel, Ltd.	556,000	2,263,070
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	586,952
	Harima Chemicals, Inc.	80,000	367,339
#	Hodogaya Chemical Co., Ltd.	288,000	751,642
	Hokkan Holdings, Ltd.	215,000	653,937
	Hokko Chemical Industry Co., Ltd.	90,000	313,721
#	Hokuetsu Paper Mills, Ltd.	642,500	2,901,032
#	Hokushin Co., Ltd.	64,000	134,150
	Honshu Chemical Industry Co., Ltd.	35,000	229,138
#	Ihara Chemical Industry Co., Ltd.	155,000	459,074
#	ISE Chemicals Corp.	88,000	651,279
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,029,575
#	Ishii Iron Works Co., Ltd.	110,000	204,524
	Japan Carlit Co., Ltd.	59,800	285,604
	JSP Corp.	109,600	993,443
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,050,390
	Kasei (C.I.) Co., Ltd.	119,000	310,598
	Katakura Chikkarin Co., Ltd.	43,000	137,535
	Kawasaki Kasei Chemicals, Ltd.	121,000	213,519
* #	Kishu Paper Co., Ltd.	267,000	349,602
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,150,474
	Kohsoku Corp.	64,500	331,078
	Konishi Co., Ltd.	69,300	622,147
#	Kumiai Chemical Industry Co., Ltd.	296,000	930,250
	Kureha Corp.	644,500	3,775,622
	Kurimoto, Ltd.	458,000	672,907
#	Kurosaki Harima Corp.	293,000	872,394
	Lintec Corp.	89,700	1,611,412
#	MEC Co., Ltd.	62,800	563,465
	Mesco, Inc.	30,000	176,428
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,824,971

23

#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,340,498
#	Mitsui Mining Co., Ltd.	793,500	2,461,556
	Mory Industries, Inc.	154,000	547,934
#	Nakabayashi Co., Ltd.	185,000	333,316
#	Nakayama Steel Works, Ltd.	454,000	1,364,677
	Neturen Co., Ltd., Tokyo	158,000	1,758,353
	Nichia Steel Works, Ltd.	179,900	675,250
#	Nichireki Co., Ltd.	96,000	277,822
	Nifco, Inc.	167,100	3,929,097
	Nihon Kagaku Sangyo Co., Ltd.	81,000	583,991
	Nihon Matai Co., Ltd.	111,000	185,319
#	Nihon Nohyaku Co., Ltd.	224,000	2,398,828
	Nihon Parkerizing Co., Ltd.	235,000	3,641,363
	Nihon Seiko Co., Ltd.	18,000	51,397
*	Nippon Carbide Industries Co., Inc.	201,000	330,021
	Nippon Chemical Industrial Co., Ltd.	288,000	934,571
#	Nippon Chutetsukan K.K.	97,000	149,359
#	Nippon Chuzo K.K.	136,000	236,037
#	Nippon Concrete Industries Co., Ltd.	157,000	259,171
	Nippon Denko Co., Ltd.	382,000	4,601,520
	Nippon Fine Chemical Co., Ltd.	93,000	539,979
	Nippon Foil Manufacturing Co., Ltd.	51,000	87,096
#	Nippon Kasei Chemical Co., Ltd.	364,000	739,686
	Nippon Kinzoku Co., Ltd.	227,000	551,435
#	Nippon Koshuha Steel Co., Ltd.	449,000	788,191
	Nippon Light Metal Co., Ltd.	1,145,000	1,976,859
#	Nippon Metal Industry Co., Ltd.	608,000	2,090,368
#	Nippon Paint Co., Ltd.	779,200	3,319,505
	Nippon Pigment Co., Ltd.	43,000	136,659
#	Nippon Pillar Packing Co., Ltd.	85,000	451,789
	Nippon Shokubai Co., Ltd.	76,000	604,329
	Nippon Soda Co., Ltd.	539,000	1,877,893
	Nippon Valqua Industries, Ltd.	321,000	986,819
#	Nippon Yakin Kogyo Co., Ltd.	406,000	2,922,359
	Nittetsu Mining Co., Ltd.	288,000	1,459,541
	Nitto FC Co., Ltd.	72,000	359,422
	NOF Corp.	719,000	3,241,157
	Okamoto Industries, Inc.	412,000	1,559,546
#	Okura Industrial Co., Ltd.	216,000	604,544
	Osaka Organic Chemical Industry, Ltd.	67,700	381,999
	Osaka Steel Co., Ltd.	151,000	2,229,381
	Riken Technos Corp.	202,000	486,838
#	S Science Co., Ltd.	3,265,000	340,127
#	S.T. Chemical Co., Ltd.	102,700	1,270,403
	Sakai Chemical Industry Co., Ltd.	364,000	1,464,772
	Sakata INX Corp.	219,000	879,827
#	Sanyo Chemical Industries, Ltd.	410,000	2,431,183
#	Sanyo Special Steel Co., Ltd.	568,300	3,804,362
	Sekisui Plastics Co., Ltd.	352,000	1,058,617
	Shikoku Chemicals Corp.	207,000	982,162
	Shinagawa Refractories Co., Ltd.	229,000	638,643
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,723,876
	Shinko Wire Co., Ltd.	189,000	383,321
#	Showa Tansan Co., Ltd.	49,000	182,237
	Somar Corp.	43,000	120,357

24

#	Stella Chemifa Corp.	43,200	924,417
	Sumitomo Bakelite Co., Ltd.	94,000	572,576
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,714,995
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,459,061
	Sumitomo Pipe & Tube Co., Ltd.	111,000	925,262
	Sumitomo Seika Chemicals Co., Ltd.	244,000	940,344
#	Taisei Lamick Co., Ltd.	18,900	431,255
	Takasago International Corp.	348,000	2,195,964
#	Takiron Co., Ltd.	249,000	668,890
	Tayca Corp.	154,000	459,049
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,950,523
	The Pack Corp.	67,900	1,008,953
* #	Titan Kogyo Kabushiki Kaisha	59,000	89,586
	Toagosei Co., Ltd.	921,000	3,513,650
	Toda Kogyo Corp.	162,000	619,498
	Tohcello Co., Ltd.	119,000	649,146
	Toho Zinc Co., Ltd.	436,000	2,342,273
#	Tokushu Tokai Holdings Co., Ltd.	518,580	1,063,629
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,231,914
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,286,461
	Tokyo Tekko Co., Ltd.	162,000	612,646
	Tomoegawa Paper Co., Ltd.	125,000	257,358
	Tomoku Co., Ltd.	302,000	670,725
	Topy Industries, Ltd.	768,000	2,390,981
	Toyo Ink Manufacturing Co., Ltd.	555,000	2,128,116
	Toyo Kohan Co., Ltd.	335,000	1,685,486
#	TYK Corp.	145,000	305,302
#	Ube Material Industries, Ltd.	282,000	604,500
#	Wood One Co., Ltd.	173,000	1,007,024
	Yamamura Glass Co., Ltd.	369,000	770,784
	Yodogawa Steel Works, Ltd.	641,500	3,517,091
	Yuki Gosei Kogyo Co., Ltd.	49,000	136,147
#	Yushiro Chemical Industry Co., Ltd.	53,000	961,985
	Zeon Corp.	516,000	2,417,888
Total Materials			165,433,938

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	513,909
	Hokuriku Gas Co., Ltd.	99,000	282,504
#	Okinawa Electric Power Co., Ltd.	61,171	2,855,308
#	Saibu Gas Co., Ltd.	1,331,000	3,093,855
	Shizuoka Gas Co., Ltd.	265,000	1,383,014
#	Tokai Corp.	265,000	1,206,904
Total Utilities			9,335,494

TOTAL COMMON STOCKS			1,457,226,553

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

25

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $810,000 FNMA 4.50%, 10/01/35, valued at $647,095) to be repurchased at $637,103	$637	637,000

SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $301,170,000 FHLMC 6.000%, 09/12/17 & FNMA 4.090%, 05/07/13 & 5.300%, 11/27/17, valued at $306,000,140) to be repurchased at $300,057,500	300,000	300,000,000
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $64,543,084 FNMA 5.500%, 01/01/36 & 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $218,428,193 FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 06/01/18 to 05/01/38, valued at $117,289,883) to be repurchased at $115,012,600	114,990	114,990,081

TOTAL SECURITIES LENDING COLLATERAL		464,990,081

TOTAL INVESTMENTS - (100.0%) (Cost $2,071,851,713)		$1,922,853,634

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (47.6%)
COMMON STOCKS — (47.5%)
#	ABB Grain, Ltd.	773,931	$7,833,003
#	ABC Learning Centres, Ltd.	575,970	849,055
*	Adacel Technologies, Ltd.	113,249	43,829
# *	Adamus Resources, Ltd.	532,491	269,666
	ADCorp Australia, Ltd.	229,411	79,959
	Adelaide Brighton, Ltd.	1,665,138	5,816,982
# *	Admiralty Resources NL	3,945,183	661,222
	Adtrans Group, Ltd.	32,808	128,538
# *	AED Oil, Ltd.	417,895	1,044,091
	Aevum, Ltd.	414,598	808,449
*	Agenix, Ltd.	707,478	54,206
# *	Aim Resources, Ltd.	4,675,484	402,627
*	Ainsworth Game Technology, Ltd.	393,653	43,361
#	AJ Lucas Group, Ltd.	228,401	1,418,774
# *	Alchemia, Ltd.	565,630	189,358
#	Alesco Corp., Ltd.	443,148	3,323,097
*	Alkane Resources, Ltd.	938,520	376,722
# *	Alliance Resources, Ltd.	1,027,029	1,328,574
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	89,141
*	Amadeus Energy, Ltd.	819,137	470,044
	Amalgamated Holdings, Ltd.	382,671	2,012,792
	Amcom Telecommunications, Ltd.	1,135,725	206,263
	Ammtec, Ltd.	8,165	29,046
*	Andean Resources, Ltd.	1,541,141	2,757,625
*	Anglo Australian Resources NL	1,799,335	93,021
	Ansell, Ltd.	722,409	7,602,184
*	Antares Energy, Ltd.	627,352	102,105
# *	Anzon Australia, Ltd.	1,313,500	1,545,700
	AP Eagers, Ltd.	34,403	428,368
#	APA Group	1,802,626	4,965,887
	APN News & Media, Ltd.	515,874	1,993,051
*	Aquila Resources, Ltd.	675,796	10,515,139
# *	Arana Therapeutics, Ltd.	917,911	899,645
	ARB Corporation, Ltd.	311,295	1,234,755
*	ARC Energy, Ltd.	1,469,549	2,179,640
	Ariadne Australia, Ltd.	291,838	122,680
# *	Arrow Energy NL	2,791,043	9,043,466
	ASG Group, Ltd.	170,464	190,647
	Aspen Group	802,687	1,105,173
#	Astron, Ltd.	81,870	160,523

1

	Atlas Group Holding, Ltd.	469,001	188,251
#	Atlas South Sea Pearl, Ltd.	82,585	34,724
*	Aurora Oil and Gas, Ltd.	589,181	281,846
#	Ausdrill, Ltd.	680,074	1,689,589
	Ausmelt, Ltd.	44,782	59,045
#	Austal, Ltd.	679,358	2,092,683
# *	Austar United Communications, Ltd.	4,263,702	5,510,441
	Austereo Group, Ltd.	1,439,384	2,495,766
*	Austpac Resources NL	2,595,102	245,523
#	Australian Agricultural Co., Ltd.	964,393	2,966,940
#	Australian Infrastructure Fund	2,125,826	5,248,426
*	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,092,497
*	Australian Worldwide Exploration, Ltd.	2,316,376	9,510,043
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	12,910
	Automotive Holdings Group	171,487	403,483
# *	Autron Corporation, Ltd.	989,247	40,658
# *	Avexa, Ltd.	167,778	44,985
*	Aviva Corp., Ltd.	26,838	21,185
#	AVJennings, Ltd.	935,484	567,704
#	AWB, Ltd.	1,653,727	4,921,441
#	Babcock & Brown Communities, Ltd.	3,404,555	1,546,900
*	Ballarat South Gold, Ltd.	1,996	17,216
#	Bank of Queensland, Ltd.	646,449	9,850,425
	Beach Petroleum, Ltd.	4,858,687	7,773,939
*	Beaconsfield Gold NL	89,078	13,630
	Becton Property Group	759,888	1,278,746
# *	Bemax Resources, Ltd.	3,453,449	1,023,902
#	Bendigo Bank, Ltd.	1,002,163	13,540,297
# *	Bendigo Mining, Ltd.	2,274,874	641,130
	Beyond International, Ltd.	61,256	60,012
# *	Biota Holdings, Ltd.	940,673	904,252
#	Blackmores, Ltd.	69,580	1,237,102
*	Blina Diamonds, Ltd.	15,073	1,442
*	BMA Gold, Ltd.	710,924	12,934
#	Boom Logistics, Ltd.	859,852	756,533
*	Boulder Steel, Ltd.	1,667,795	239,329
# *	BQT Solutions, Ltd.	659,898	31,545
	Bradken, Ltd.	531,126	4,529,739
*	Breakaway Resporces. Ltd.	755,280	324,369
	Brickworks, Ltd.	112,099	1,158,309
	BSA, Ltd.	502,867	175,904
#	Cabcharge Australia, Ltd.	530,107	4,553,226
*	Calliden Group, Ltd.	633,393	254,396
	Campbell Brothers, Ltd.	233,818	6,786,460
*	Cape Range Wireless, Ltd.	59,688	1,141
# *	Capral Aluminium, Ltd.	743,515	211,827
#	Cardno, Ltd.	235,175	1,191,929
*	Carnarvon Petroleum, Ltd.	2,969,176	2,074,459
*	Carnegie Corp., Ltd.	935,760	237,270
*	Carpentaria Exploration, Ltd.	102,749	11,811
	Cash Converters International, Ltd.	1,086,054	275,327

2

# *	CBH Resources, Ltd.	3,882,884	1,076,838
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	12,055
	CEC Group, Ltd.	181,927	104,306
	Cedar Woods Properties, Ltd.	92,313	291,627
*	Cellestis, Ltd.	395,742	969,066
*	Cellnet Group, Ltd.	216,083	65,104
# *	Centamin Egypt, Ltd.	2,123,131	2,708,129
#	Centennial Coal Co., Ltd.	1,503,586	7,331,312
*	Ceramic Fuel Cells, Ltd.	1,152,980	462,920
	Chandler Macleod, Ltd.	88,156	39,643
#	Charter Hall Group	1,590,378	2,214,300
*	Chemeq, Ltd.	166,742	13,228
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	477,620
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,755
*	Circadian Technologies, Ltd.	64,591	59,869
# *	Citigold Corp., Ltd.	3,315,377	935,627
#	City Pacific, Ltd.	664,428	438,608
# *	Cityview Corp., Ltd.	1,346,533	219,229
#	Clarius Group, Ltd.	260,229	383,252
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	430,804
#	Clive Peeters, Ltd.	23,012	14,725
# *	Clough, Ltd.	2,540,571	1,602,473
*	Clover Corp., Ltd.	269,348	30,913
*	CMI, Ltd.	81,810	76,583
*	CO2 Group, Ltd.	844,559	323,205
# *	Coal of Africa, Ltd.	541,885	2,097,019
#	Codan, Ltd.	142,942	95,656
#	Coffey International, Ltd.	555,260	1,311,437
#	Collection House, Ltd.	385,044	176,746
# *	Commander Communications, Ltd.	929,503	111,096
# *	Compass Resources NL	523,704	1,241,699
*	ComTel Corp., Ltd.	120,514	12,713
*	Coneco, Ltd.	27,850	586
#	ConnectEast Group	6,563,560	7,723,928
# *	Conquest Mining, Ltd.	1,039,761	507,218
	Consolidated Rutile, Ltd.	1,468,122	575,165
*	Coplex Resources NL	231,400	19,906
# *	Copperco, Ltd.	1,811,991	1,040,231
#	Corporate Express Australia, Ltd.	611,408	3,145,377
#	Count Financial, Ltd.	1,080,892	2,543,318
*	Coventry Group, Ltd.	136,019	252,370
	CP1, Ltd.	471,500	92,491
	CPI Group, Ltd.	68,585	25,238
#	Crane Group, Ltd.	318,130	4,230,991
	Credit Corp. Group, Ltd.	50,711	38,561
*	Crescent Gold, Ltd.	1,124,856	274,355
*	Croesus Mining NL	58,537	1,902
# *	CuDeco, Ltd.	419,252	1,743,438
# *	Cue Energy Resources, Ltd.	452,354	110,318
# *	Customers, Ltd.	5,543,725	556,322
*	Cytopia, Ltd.	187,724	53,883

3

	Danks Holdings, Ltd.	10,425	66,013
	Data#3, Ltd.	5,572	31,712
#	David Jones, Ltd.	2,494,873	8,740,484
# *	Deep Yellow, Ltd.	5,006,288	1,556,354
	Devine, Ltd.	824,548	748,766
*	Dioro Exploration NL	178,367	180,864
	DKN Financial Group, Ltd.	927	709
#	Dominion Mining, Ltd.	448,179	1,563,980
	Downer EDI, Ltd.	1,575,768	10,861,742
# *	Dragon Mining, Ltd.	1,665,100	152,510
*	Drillsearch Energy, Ltd.	4,394,338	252,157
#	DUET Group	2,740,293	8,517,222
#	Dyno Nobel, Ltd.	4,254,624	12,895,860
# *	Eastern Star Gas, Ltd.	2,538,208	1,870,096
*	Ellex Medical Lasers, Ltd.	162,000	78,686
#	Energy Developments, Ltd.	630,531	1,549,873
# *	Energy World Corp., Ltd.	4,711,617	5,681,995
*	engin, Ltd.	1,214,591	39,469
#	Envestra, Ltd.	3,655,056	2,533,953
	Envirozel, Ltd.	611,875	152,349
	Equigold NL	868,155	3,506,011
*	ERG, Ltd.	3,388,940	100,442
*	Espreon, Ltd.	178,000	59,529
	Euroz, Ltd.	4,019	14,446
# *	Falcon Minerals, Ltd.	595,369	193,459
#	Fantastic Holdings, Ltd.	363,333	1,122,975
	Felix Resources, Ltd.	776,216	17,158,663
*	Fig Tree Developments, Ltd.	20,365	720
*	First Australian Resources, Ltd.	1,464,976	168,071
#	FKP Property Group	1,187,789	4,501,329
#	Fleetwood Corp., Ltd.	219,800	2,048,202
#	Flight Centre, Ltd.	275,063	5,001,276
	Forest Enterprises Australia, Ltd.	1,513,062	752,407
*	Forge Group, Ltd.	170,828	130,557
#	Funtastic, Ltd.	678,385	428,012
*	Fusion Resources, Ltd.	7,950	4,865
	Futuris Corp., Ltd.	3,075,420	5,261,051
*	Gale Pacific, Ltd.	125,851	26,482
	Gazal Corp., Ltd.	104,542	197,399
*	Genetic Technologies, Ltd.	830,383	83,268
# *	Geodynamics, Ltd.	902,956	1,532,780
# *	Gindalbie Metals, Ltd.	1,817,381	2,871,250
# *	Giralia Resources NL	625,030	1,640,851
*	Glengarry Resources, Ltd.	768,955	88,205
*	Globe International, Ltd.	88,283	64,835
*	Golden Gate Petroleum, Ltd.	797,686	205,703
*	Goldsearch, Ltd.	423,975	34,474
	Goodman Fielder, Ltd.	1,840,000	3,081,080
	Gowing Bros., Ltd.	79,311	265,141
#	Graincorp, Ltd. Series A	248,113	2,771,203
# *	Grange Resources, Ltd.	451,979	691,011
#	GRD, Ltd.	868,801	980,415

4

#	Great Southern, Ltd.	1,499,033	2,087,299
#	GUD Holdings, Ltd.	333,245	2,809,615
#	Gunns, Ltd.	2,048,449	5,921,242
#	GWA International, Ltd.	1,012,287	2,730,835
	Hastie Group, Ltd.	509,307	1,538,749
*	Havilah Resources NL	280,570	451,629
#	Healthscope, Ltd.	1,043,521	4,520,612
*	Herald Resources, Ltd.	872,076	2,275,546
# *	Heron Resources, Ltd.	673,833	437,997
	HGL, Ltd.	103,827	182,657
# *	Highlands Pacific, Ltd.	2,651,500	317,159
#	Hills Industries, Ltd.	740,995	2,431,664
*	Horizon Oil, Ltd.	3,227,717	1,342,168
#	Housewares International, Ltd.	598,466	830,500
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	255,127
*	Hyro, Ltd.	1,500,097	80,281
# *	IBA Health Group, Ltd.	2,111,065	1,324,713
*	ICSGlobal, Ltd.	249,107	57,220
	IDT Australia, Ltd.	82,205	165,073
#	iiNet, Ltd.	500,339	876,304
#	Iluka Resources, Ltd.	1,969,862	6,942,631
	Imdex, Ltd.	812,684	1,360,240
*	Imugene, Ltd.	474,785	40,843
*	IMX Resources Mining NL	606,340	341,728
#	Independence Group NL	518,674	3,198,807
*	Independent Practitioner Network, Ltd.	457,414	105,028
*	Indo Mines, Ltd.	108,199	103,439
# *	Indophil Resources NL	1,738,038	1,862,503
#	Industrea, Ltd.	2,956,173	1,641,321
#	Infomedia, Ltd.	1,458,074	543,632
# *	Innamincka Petroleum, Ltd.	799,831	857,891
	Integrated Research, Ltd.	261,513	91,148
*	Intellect Holdings, Ltd.	48,362	1,664
*	Intermoco, Ltd.	2,462,900	44,771
# *	Intrepid Mines, Ltd.	622,389	202,391
*	Investika, Ltd.	3,500	7,210
	Invocare, Ltd.	489,256	3,134,199
#	IOOF Holdings, Ltd.	317,638	1,656,405
#	Iress Market Technology, Ltd.	467,059	2,922,025
*	Ixla, Ltd.	89,921	1,977
# *	Jabiru Metals, Ltd.	1,854,281	1,454,552
	JB Hi-Fi, Ltd.	456,439	4,240,860
*	Jumbuck Entertainment, Ltd.	7,000	3,846
	Just Group, Ltd.	729,200	2,720,474
	K&S Corp., Ltd.	153,380	434,069
#	Kagara, Ltd.	831,710	3,900,617
*	Keycorp, Ltd.	215,466	44,228
# *	Kings Minerals NL	1,634,196	358,931
# *	Kingsgate Consolidated, Ltd.	396,444	2,123,866
*	Lafayette Mining, Ltd.	1,963,956	28,157
*	Lakes Oil NL	11,368,868	65,314
*	Lednium, Ltd.	195,019	14,912

5

	Lemarne Corp., Ltd.	30,790	108,423
*	Leyshon Resources, Ltd.	103,357	42,347
*	Life Therapeutics, Ltd.	393,649	32,740
*	Lodestar Minerals, Ltd.	96,976	10,203
*	Longreach Group, Ltd.	92,007	1,760
	Lycopodium, Ltd.	45,700	172,515
# *	Lynas Corp., Ltd.	2,473,985	3,514,332
#	MacArthur Coal, Ltd.	750,573	14,115,994
#	MacMahon Holdings, Ltd.	2,663,027	4,410,411
*	Macmin Silver, Ltd.	2,087,514	219,507
#	Macquarie Communications Infrastructure Group	544,817	1,856,346
#	Macquarie Media Group, Ltd.	803,130	2,786,708
*	Macquarie Telecom Group, Ltd.	35,019	28,465
# *	Marion Energy, Ltd.	1,207,208	762,138
	Maryborough Sugar Factory, Ltd.	2,560	6,114
	MaxiTRANS Industries, Ltd.	851,039	544,937
# *	McGuigan Simeon Wines, Ltd.	528,112	897,487
	McMillan Shakespeare, Ltd	194,418	604,275
	McPherson’s, Ltd.	303,441	761,137
#	Melbourne IT, Ltd.	381,170	1,239,264
*	Mercury Mobility, Ltd.	232,538	29,800
#	Mermaid Marine Australia, Ltd.	671,857	1,028,050
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	45,543
# *	Metal Storm, Ltd.	2,280,892	133,119
	MFS Living and Leisure Group	312,226	17,303
*	Midwest Corp., Ltd.	926,668	6,258,326
*	Mikoh Corp., Ltd.	611,820	222,513
#	Mincor Resources NL	966,747	2,979,558
# *	Mineral Deposits, Ltd.	1,817,366	1,588,908
	Mitchell Communications Group, Ltd.	1,143,213	711,013
# *	Molopo Australia, Ltd.	738,668	1,082,122
#	Monadelphous Group, Ltd.	375,483	4,733,576
*	Morning Star Gold NL	25,000	5,864
#	Mortgage Choice, Ltd.	722,000	714,553
*	Mosaic Oil NL	2,081,400	328,181
*	Mount Gibson Iron, Ltd.	3,182,221	9,961,662
# *	Murchison Metals, Ltd.	1,501,421	5,952,910
# *	Murchison United NL	850,000	105,598
*	MXL, Ltd.	2,132,080	20,378
#	MYOB, Ltd.	1,540,742	2,062,135
	Namoi Cotton Cooperative, Ltd.	196,490	73,249
	Nassau County, New York Water	507,262	147,930
	National Can Industries, Ltd.	97,017	154,335
#	Navitas, Ltd.	1,153,075	2,294,187
	New Hope Corp., Ltd.	3,679,696	18,064,637
# *	Nexus Energy, Ltd.	2,385,311	4,247,948
# *	Nido Petroleum, Ltd.	3,907,766	1,907,771
*	North Australian Diamonds, Ltd.	3,646,488	52,356
# *	Novogen, Ltd.	391,594	591,917
	Nufarm, Ltd.	424,178	6,837,773
*	NuSep, Ltd.	17,442	1,919
# *	Nylex, Ltd.	173,801	98,115

6

#	Oakton, Ltd.	386,916	1,373,438
*	Orbital Corp., Ltd.	2,045,099	312,892
#	OrotonGroup, Ltd.	79,968	259,061
	Over Fifty Group, Ltd.	38,567	55,345
	Pacific Brands, Ltd.	2,599,981	5,276,857
# *	Pan Pacific Petroleum NL	2,658,114	712,528
# *	PanAust, Ltd.	7,257,513	7,391,171
	Paperlinx, Ltd.	2,219,854	4,800,725
*	Payce Consolidated, Ltd.	29,670	73,733
#	Peet, Ltd.	995,660	2,464,634
#	Perilya, Ltd.	921,802	692,103
#	Perpetual Trustees Australia, Ltd.	55,000	2,710,279
*	Petra Diamonds, Ltd.	65,193	234,915
# *	Petsec Energy, Ltd.	702,084	699,192
# *	Pharmaxis, Ltd.	708,984	1,180,126
#	Photon Group, Ltd.	270,932	1,049,971
*	Planet Gas, Ltd.	735,200	95,152
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	866,470	2,368,581
#	PMP, Ltd.	1,967,166	1,881,897
*	Polartechnics, Ltd.	475,707	66,017
#	Port Bouvard, Ltd.	726,582	510,705
*	Portman, Ltd.	622,748	10,422,386
# *	Poseidon Nickel, Ltd.	670,939	587,452
	PPK Group, Ltd.	99,965	75,853
*	Prana Biotechnology, Ltd.	195,424	79,589
	Primary Health Care, Ltd.	794,538	4,635,982
#	Prime Media Group, Ltd.	421,327	1,210,177
# *	Progen Pharmaceuticals, Ltd.	190,880	246,464
#	Programmed Maintenance Service, Ltd.	434,830	2,012,204
# *	pSvida, Ltd.	2,723,455	345,243
# *	Queensland Gas Co., Ltd.	70,000	410,663
#	Ramsay Health Care, Ltd.	505,098	5,304,475
	Raptis Group, Ltd.	12,000	11,126
#	RCR Tomlinson, Ltd.	594,680	463,151
#	Reckon, Ltd.	141,500	167,736
	Redflex Holdings, Ltd.	370,671	1,077,650
#	Reece Australia, Ltd.	244,737	5,332,042
*	Renison Consolidated Mines NL	1,364,371	35,238
*	Repcol, Ltd.	554,848	53,033
# *	Resolute Mining, Ltd.	1,474,032	3,596,533
	Reverse Corp., Ltd.	236,664	373,276
#	Ridley Corp., Ltd.	1,264,597	1,715,842
*	Riversdale Mining, Ltd.	789,786	8,165,757
# *	Roc Oil Co., Ltd.	1,623,511	3,732,471
	Rock Building Society, Ltd.	25,912	85,051
	Ross Human Directions, Ltd.	143,511	68,592
#	Ruralco Holdings, Ltd.	71,953	302,461
#	SAI Global, Ltd.	678,767	1,752,138
*	Salinas Energy, Ltd.	888,265	373,903
	Sally Malay Mining, Ltd.	921,464	4,227,910
#	Salmat, Ltd.	781,249	2,838,397

7

*	Samson Oil & Gas, Ltd.	677,329	107,082
	Schaffer Corp., Ltd.	33,766	255,284
	SDI, Ltd.	374,482	100,356
#	Seek, Ltd.	819,598	4,259,138
#	Select Harvests, Ltd.	185,462	1,126,921
# *	Senetas Corp., Ltd.	1,846,596	81,252
#	Servcorp, Ltd.	307,250	1,204,283
#	Service Stream, Ltd.	901,843	1,077,949
	Seven Network, Ltd.	293,420	2,526,346
*	Shield Mining, Ltd.	72,292	10,018
#	Sigma Pharmaceuticals, Ltd.	3,412,180	4,032,895
# *	Silex System, Ltd.	590,711	4,044,784
# *	Sino Gold Mining, Ltd.	886,582	4,795,235
# *	Sino Strategic International, Ltd.	130,864	125,075
*	Sipa Resources International N.L.	250,000	18,396
*	Sirtex Medical, Ltd.	216,786	789,280
#	Skilled Group, Ltd.	419,400	1,307,124
#	SMS Management & Technology, Ltd.	292,441	1,371,164
*	Southern Pacific Petroleum Nl	27,949	—
	SP Telemedia, Ltd.	1,669,898	399,072
	Specialty Fashion Group, Ltd.	807,082	759,871
# *	Sphere Investments, Ltd. (6162272)	560,515	1,941,097
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,774,072
*	ST Synergy, Ltd.	33,420	9,263
# *	St. Barbara, Ltd.	3,302,450	1,925,551
	Staging Connections Group, Ltd.	307,232	88,045
*	Starpharma Holdings, Ltd.	497,958	156,903
	Straits Resources, Ltd.	897,132	6,694,269
*	Strategic Minerals Corp. NL	358,100	18,162
	Structural Systems, Ltd.	177,188	457,463
	Stuart Petroleum, Ltd.	201,731	249,703
#	STW Communications Group, Ltd.	1,308,098	2,681,127
# *	Sundance Resources, Ltd.	5,993,157	2,151,463
#	Sunland Group, Ltd.	871,391	2,202,604
	Super Cheap Auto Group, Ltd.	734,658	2,173,775
*	Symex Holdings, Ltd.	355,611	135,884
	Talent2 International, Ltd.	474,826	658,213
# *	Tamaya Resources, Ltd.	5,021,812	503,656
*	Tandou, Ltd.	10,230	1,906
*	Tap Oil, Ltd.	721,216	1,328,596
#	Tassal Group, Ltd.	530,825	1,580,829
	Technology One, Ltd.	1,346,767	1,203,901
#	Ten Network Holdings, Ltd.	2,220,272	4,463,460
	TFS Corp., Ltd.	863,417	925,187
	Thakral Holdings Group	2,562,142	2,166,861
	The Reject Shop, Ltd.	114,737	1,119,562
#	Timbercorp, Ltd.	1,623,429	1,552,230
*	TNG, Ltd.	577,349	74,480
*	Tooth & Co., Ltd.	153,000	11,333
	Tower Australia Group, Ltd.	1,413,642	3,952,354
# *	Tox Free Solutions, Ltd.	303,107	539,362

8

#	Transfield Services, Ltd.	502,277	4,493,389
#	Troy Resources NL	269,313	605,259
	Trust Co., Ltd.	80,260	836,155
*	Unilife Medical Solutions, Ltd.	544,389	143,104
*	Union Resources, Ltd.	1,290,000	19,757
#	United Group, Ltd.	468,000	5,928,905
#	UXC, Ltd.	898,950	1,104,752
# *	Ventracor, Ltd.	1,048,486	346,177
*	View Resources, Ltd.	1,283,369	159,464
#	Village Roadshow, Ltd.	609,437	1,530,972
#	Virgin Blue Holdings, Ltd.	905,222	597,726
#	Vision Group Holdings, Ltd.	312,902	595,135
	Washington H. Soul Pattinson & Co., Ltd.	27,451	264,026
#	Watpac, Ltd.	483,685	1,049,444
#	Wattyl, Ltd.	423,342	564,215
	Webjet, Ltd.	373,212	499,249
	Webster, Ltd.	150,895	202,801
*	Wedgetail Mining, Ltd.	904,454	85,578
*	Wentworth Holdings, Ltd.	316,666	27,224
#	West Australian Newspapers Holdings, Ltd.	311,445	2,816,301
# *	Western Areas NL	694,336	6,684,792
#	WHK Group, Ltd.	1,156,359	1,382,544
#	Wide Bay Australia, Ltd.	54,518	550,872
	Willmott Forests, Ltd.	51,672	69,284
# *	Windimurra Vanadium, Ltd.	537,429	1,497,073
*	Zinc Co. Australia, Ltd.	60,894	8,719
TOTAL COMMON STOCKS			705,051,401

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	735,251

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Carpentaria Exploration, Ltd. Rights 06/23/08	51,374	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,304
*	Chrome Corp., Ltd. Options 09/30/09	1,600	12
*	Cluff Resources Pacific NL Options 11/30/08	303,915	871
*	Havilah Resources NL Warrants 04/30/10	2,017	1,446
*	Mosaic Oil NL Options 05/31/09	94,609	4,521
*	Sino Gold Mining, Ltd. Rights 12/18/08	116,670	184,976
TOTAL RIGHTS/WARRANTS			198,130

TOTAL — AUSTRALIA			705,984,782

CHINA — (0.0%)
COMMON STOCKS — (0.0%)
	China Shineway Pharmaceutical Group, Ltd.	968,800	720,793

9

HONG KONG — (12.8%)
COMMON STOCKS — (12.8%)
	ABC Communications (Holdings), Ltd.	930,000	97,720
	Aeon Credit Service (Asia) Co., Ltd.	740,000	736,111
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	460,307
	Alco Holdings, Ltd.	1,468,000	434,856
	Allan International Holdings	592,000	107,497
#	Allied Group, Ltd.	683,200	2,899,904
	Allied Properties, Ltd.	10,756,000	2,125,013
*	A-Max Holdings, Ltd.	1,650,000	152,535
*	Applied Development Holdings, Ltd.	1,243,000	64,207
*	APT Satellite Holdings, Ltd.	850,000	179,484
	Arts Optical International Holdings	730,000	281,479
	Asia Commercial Holdings, Ltd.	131,040	13,794
#	Asia Financial Holdings, Ltd.	2,600,908	1,164,596
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,701,033
	Asia Standard Hotel	26,194,087	292,469
	Asia Standard International Group, Ltd.	24,409,324	457,301
*	Asia TeleMedia, Ltd.	2,832,000	36,290
*	Asian Union New Media Group, Ltd.	33,420,000	553,788
*	Associated International Hotels	974,000	2,583,140
	Automated Systems Holdings, Ltd.	340,000	88,095
*	B.A.L. Holdings, Ltd.	243	2
#	Beijing Development (Hong Kong), Ltd.	166,000	59,643
*	Bossini International Holdings, Ltd.	3,871,500	181,302
# *	Burwill Holdings, Ltd.	2,553,200	126,186
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,877,260
*	Capital Estate, Ltd.	28,570,000	322,140
	Capital Strategic Investment, Ltd.	13,882,500	507,781
	CASH Financial Services Group, Ltd.	119,565	45,197
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	183,828
# *	CATIC International Holdings, Ltd.	5,332,000	198,546
	CCT Telecom Holdings, Ltd.	1,724,970	256,677
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	125,805
#	Century City International	43,326,000	644,204
	Champion Technology Holdings, Ltd.	4,373,456	679,636
	Chen Hsong Holdings, Ltd.	1,576,000	719,671
	Cheuk Nang (Holdings), Ltd.	497,472	319,062
	Chevalier International Holdings, Ltd.	733,482	649,732
	Chevalier Pacific Holdings, Ltd.	355,250	83,380
*	China Best Group Holding, Ltd.	15,166,000	252,977
*	China Digicontent Co., Ltd.	2,710,000	3,473
*	China Electronics Corp. Holdings Co., Ltd.	890,250	223,845
*	China Grand Forestry Resources Group, Ltd.	19,854,000	1,960,817
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	166,390
*	China Investments Holdings, Ltd.	210,000	9,183
#	China Metal International Holdings, Ltd.	2,844,000	656,773
*	China Motion Telecom International, Ltd.	5,080,000	195,705
	China Motor Bus Co.	74,000	578,446
# *	China Oil & Gas Group, Ltd.	1,573,200	90,906
*	China Properties Investment Holdings, Ltd.	880,000	45,742
# *	China Renji Medical Group, Ltd.	26,682,000	339,014

10

	China Resources Logic, Ltd.	708,600	707,372
*	China Rise International Holdings, Ltd.	2,988,000	66,053
*	China Sciences Conservational Power, Ltd.	210,400	19,412
*	China Sci-Tech Holdings, Ltd.	28,646,600	415,740
# *	China Seven Star Shopping, Ltd.	12,410,000	219,771
# *	China Solar Energy Holdings, Ltd.	11,802,905	530,253
*	China Star Entertainment, Ltd.	66,043	3,390
*	China Timber Resources Group, Ltd.	17,751,680	278,317
# *	China WindPower Group, Ltd.	183,400	13,649
#	China Wireless Technologies, Ltd.	5,152,000	469,725
*	China Yunnan Tin Minerals Group	6,088,000	319,761
*	China Zenith Chemical Group, Ltd.	8,037,500	485,004
	China Zirconium, Ltd.	1,164,000	198,746
# *	Chinese People Holdings Co., Ltd.	8,960,000	245,564
	Chinney Investments, Ltd.	1,144,000	130,612
#	Chong Hing Bank, Ltd.	1,137,000	3,207,757
	Chow Sang Sang Holdings	1,477,680	1,747,591
	Chu Kong Shipping Development	1,584,000	265,901
	Chuang’s China Investments, Ltd.	3,082,500	202,001
	Chuang’s Consortium International, Ltd.	3,558,930	458,842
#	Chun Wo Development Holdings, Ltd.	2,002,926	262,264
	Chung Tai Printing Holdings, Ltd.	14,710,000	430,706
	City e-Solutions, Ltd.	186,000	25,544
	City Telecom, Ltd.	1,434,849	371,403
# *	Clear Media, Ltd.	1,135,000	995,999
*	Climax International Co., Ltd.	40,700	1,027
*	CNT Group, Ltd.	3,182,693	89,940
	Coastal Greenland, Ltd.	6,588,000	906,268
	COL Capital, Ltd.	553,240	325,396
*	Compass Pacific Holdings, Ltd.	1,248,000	30,038
	Computer & Technologies Holdings, Ltd.	432,000	52,741
	Continental Holdings, Ltd.	98,825	22,248
	Convenience Retail Asia, Ltd.	64,000	19,006
#	Coslight Technology International Group, Ltd.	1,134,000	607,596
	Cosmos Machinery Enterprises, Ltd.	1,616,400	147,051
#	Cross-Harbour Holdings, Ltd.	591,520	499,707
*	CSMC Technologies Corp.	12,754,800	498,983
*	Culturecom Holdings, Ltd.	12,299,000	200,321
	Daisho Microline Holdings, Ltd.	1,236,000	130,884
*	Dan Form Holdings Co., Ltd.	2,866,600	268,620
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,802
	Dickson Concepts International, Ltd.	850,630	642,799
*	Dragon Hill Wuling Automobile	112,500	21,060
# *	DVN Holdings, Ltd.	2,398,516	218,695
*	Dynamic Global Holdings, Ltd.	3,522,000	48,861
	Dynamic Holdings, Ltd.	384,000	127,889
	Eagle Nice (International) Holdings, Ltd.	238,000	52,839
#	EcoGreen Fine Chemical Group	1,112,000	399,341
*	Eforce Holdings, Ltd.	3,480,000	209,976
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,590
*	E-Kong Group, Ltd.	620,000	54,885
	Emperor Capital Group, Ltd.	749,672	75,018

11

#	Emperor Entertainment Hotel, Ltd.	2,410,000	541,030
	Emperor International Holdings, Ltd.	4,076,360	1,568,711
*	Enerchina Holdings, Ltd.	3,068,800	114,164
*	ENM Holdings, Ltd.	3,816,000	166,519
	EPI (Holdings), Ltd.	157,951	6,090
# *	eSun Holdings, Ltd.	3,251,400	854,744
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,438,896
*	Ezcom Holdings, Ltd.	72,576	446
#	Fairwood Holdings, Ltd.	316,600	353,750
#	Far East Consortium	4,398,517	1,488,845
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	248,784
	First Sign International Holdings, Ltd.	1,424,000	384,663
#	Fong’s Industries Co., Ltd.	1,470,000	764,892
*	Forefront Group, Ltd.	987,000	25,266
*	Foundation Group, Ltd.	5,675,000	342,151
	Fountain Set Holdings, Ltd.	2,150,000	391,723
	Four Seas Food Investment Holdings, Ltd.	202,184	31,695
	Four Seas Mercantile Holdings, Ltd.	592,000	212,407
*	Frasers Property China, Ltd.	16,477,000	581,552
*	Freeman Corp., Ltd.	1,338,849	75,648
#	Fubon Bank Hong Kong, Ltd.	2,338,000	2,330,602
*	Fujian Holdings, Ltd.	237,800	29,928
	Fujikon Industrial Holdings, Ltd.	912,000	234,210
# *	Fushan International Energy Group, Ltd.	5,614,000	3,444,348
*	Genesis Energy Holdings, Ltd.	8,175,000	362,838
#	Get Nice Holdings, Ltd.	5,970,000	444,195
	Giordano International, Ltd.	4,322,000	1,811,562
*	Global Green Tech Group, Ltd.	2,807,600	493,630
*	Global Tech (Holdings), Ltd.	5,612,000	43,965
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,397,220
	Gold Peak Industries (Holdings), Ltd.	1,059,250	157,433
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	92,643
	Golden Resorts Group, Ltd.	16,420,000	663,961
	Golden Resources Development International, Ltd.	2,848,500	219,622
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	670,724
	Golik Holdings, Ltd.	930,500	34,652
*	GR Vietnam Holdings, Ltd.	620,000	21,110
#	Grande Holdings, Ltd.	882,000	220,492
	Group Sense (International), Ltd.	2,448,000	83,192
	Guangnan Holdings, Ltd.	1,779,600	319,796
	Hang Fung Gold Technology, Ltd.	1,980,482	507,367
	Hang Ten Group Holdings, Ltd.	1,705,850	150,964
	Hanny Holdings, Ltd.	7,440,000	139,422
# *	Hans Energy Co., Ltd.	7,556,000	446,246
	Harbour Centre Development, Ltd.	593,000	933,500
*	Heng Tai Consumables Group, Ltd.	3,173,000	540,958
# *	Hi Sun Technology (China), Ltd.	4,959,000	763,506
	High Fashion International, Ltd.	268,000	102,112
#	HKR International, Ltd.	3,715,936	2,362,604
#	Hon Kwok Land Investment Co., Ltd	1,132,535	377,684

12

*	Honesty Treasure International Holdings, Ltd.	6,280,000	298,311
*	Hong Fok Land, Ltd.	1,210,000	1,550
	Hong Kong Catering Management, Ltd.	542,796	63,335
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	780,032
*	Hong Kong Parkview Group, Ltd.	1,130,000	218,400
	Hongkong Chinese, Ltd.	3,320,000	549,608
	Hop Fung Group Holdings, Ltd.	888,000	201,504
*	Hop Hing Holdings, Ltd.	660,265	52,456
	Hsin Chong Construction Group, Ltd.	1,569,658	392,664
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	430,632
	Huafeng Group Holdings, Ltd.	1,571,220	72,512
# *	Hualing Holdings, Ltd.	12,708,000	685,436
	Hung Hing Printing Group, Ltd.	1,603,275	413,190
	Hutchison Harbour Ring, Ltd.	16,156,000	1,492,124
*	Hycomm Wireless, Ltd.	4,709,000	31,419
#	I.T., Ltd.	2,734,000	824,205
	I-Cable Communications, Ltd.	4,440,000	649,073
*	IDT International, Ltd.	6,240,183	276,176
*	Imagi International Holdings, Ltd.	3,037,000	315,343
#	Integrated Distribution Services Group, Ltd.	775,000	1,903,249
*	Interchina Holdings Co., Ltd.	32,405,000	316,073
	IPE Group, Ltd.	1,740,000	234,447
	ITC Corp., Ltd.	5,774,585	270,551
*	ITC Properties Group, Ltd.	5,460,920	133,773
	Jinhui Holdings Co., Ltd.	1,348,000	894,878
	Jiuzhou Development Co., Ltd.	2,632,000	192,762
	Joyce Boutique Holdings, Ltd.	1,530,000	47,121
*	Junefield Department Store Group, Ltd.	256,000	7,551
#	K Wah International Holdings, Ltd.	5,799,405	2,755,083
*	Kai Yuan Holdings, Ltd.	3,640,000	86,482
	Kantone Holdings, Ltd.	8,206,742	610,948
# *	Karl Thomson Holdings, Ltd.	1,238,000	271,886
	Karrie International Holdings, Ltd.	1,433,600	132,353
	Keck Seng Investments	924,600	640,696
	Kee Shing Holdings	886,000	105,199
	Kin Yat Holdings, Ltd.	586,000	127,795
	King Fook Holdings	1,000,000	101,393
*	King Pacific International Holdings, Ltd.	1,404,200	21,952
#	Kingdee International Software Group Co., Ltd.	2,552,000	678,009
	Kingmaker Footwear Holdings, Ltd.	1,476,955	179,857
*	Kong Sun Holdings, Ltd.	2,198,000	7,041
*	KPI Co., Ltd.	396,000	20,265
	KTP Holdings, Ltd.	560,400	55,072
	Kwoon Chung Bus Holdings, Ltd.	556,000	79,814
	Lai Fung Holdings, Ltd.	18,003,000	481,644
*	Lai Sun Development Co., Ltd.	36,841,000	641,451
*	Lai Sun Garment International, Ltd.	4,010,000	223,445
	Lam Soon (Hong Kong), Ltd.	302,310	186,019
	Le Saunda Holdings, Ltd.	1,424,000	180,749
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,960
	Lee & Man Holdings, Ltd.	1,780,000	372,084
	Lerado Group Holding Co.	1,602,000	143,903

13

	Lippo, Ltd.	1,171,760	645,553
	Liu Chong Hing Investment, Ltd.	829,200	1,067,379
	Luen Thai Holdings, Ltd.	1,345,000	156,929
	Luk Fook Holdings (International), Ltd.	1,192,000	830,430
#	Luks Industrial Group, Ltd.	1,301,555	1,020,791
*	Lung Cheong International Holdings, Ltd.	2,426,000	104,402
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	788,500
*	M Dream Inworld, Ltd.	305	9
*	Macau Success, Ltd.	5,560,000	841,276
	MACRO-LINK International Holdings, Ltd.	1,036,250	110,306
#	Magnificent Estates	12,744,000	374,031
	Mainland Headwear Holdings, Ltd.	765,600	125,471
	Man Yue International Holdings, Ltd.	1,084,000	217,316
	Matrix Holdings, Ltd.	1,033,129	115,286
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,580,983
	Mei Ah Entertainment Group, Ltd.	1,732,000	113,726
	Melbourne Enterprises	45,500	370,164
	Midas International Holdings, Ltd.	774,000	30,757
#	Midland Holdings, Ltd.	2,510,000	2,402,474
#	Min Xin Holdings	1,137,200	610,659
# *	Minmetals Holdings, Ltd.	1,780,000	371,789
#	Miramar Hotel & Investment	788,000	1,148,754
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	376,979
*	Nan Hai Corp., Ltd.	129,572,743	1,347,927
	Nanyang Holdings	137,500	314,966
	National Electronics Holdings	2,156,000	176,994
#	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,323,823
	New Century Group Hong Kong, Ltd.	12,715,680	239,807
*	New Island Printing Holdings	176,000	13,532
*	New Smart Energy Group, Ltd.	432,800	7,883
*	New World Mobile Holdings, Ltd.	22,140	17,569
	Next Media, Ltd.	6,236,000	2,721,148
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	84,233
	Norstar Founders Group, Ltd.	3,256,000	868,721
*	Orient Power Holdings, Ltd.	804,000	19,369
	Oriental Press Group	6,256,000	1,034,616
	Oriental Watch Holdings	610,000	271,593
#	Pacific Andes International Holdings, Ltd.	4,743,970	900,674
	Pacific Century Premium Developments, Ltd.	6,470,000	2,321,747
	Paliburg Holdings, Ltd.	23,488,300	620,513
*	Paradise Entertainment, Ltd.	3,969,000	46,392
	Paul Y Engineering Group, Ltd.	67,212	11,467
#	Peace Mark Holdings, Ltd.	2,738,022	3,164,119
*	Pearl Oriental Innovation, Ltd.	775,200	107,138
	Pegasus International Holdings, Ltd.	226,000	40,435
#	Pico Far East Holdings, Ltd.	3,864,000	625,001
#	Playmates Holdings, Ltd.	504,700	294,628
# *	Playmates Toys Ltd	504,700	21,342
*	PME Group, Ltd.	950,000	63,423
	Pokfulam Development Co., Ltd.	234,000	190,334
*	Pokphand (C.P.) Co., Ltd.	5,970,000	267,502

14

*	Polyard Petroleum International	1,220,000	22,424
	Ports Design, Ltd.	867,500	2,674,675
*	Premium Land, Ltd.	990,000	83,705
#	Prime Success International Group, Ltd.	4,538,000	2,765,490
	Proview International Holdings, Ltd.	1,584,884	128,158
#	Public Financial Holdings, Ltd.	2,462,000	2,102,085
#	PYI Corp., Ltd.	4,482,477	879,488
*	Pyxis Group, Ltd.	1,936,000	77,238
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	945,090
*	QPL International Holdings, Ltd.	2,009,000	72,172
	Quality Healthcare Asia, Ltd.	478,995	180,543
	Raymond Industrial, Ltd.	675,400	86,655
	Regal Hotels International Holdings, Ltd.	28,918,000	1,575,527
	Rivera Holdings, Ltd.	5,710,000	223,503
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,898,249
	Roadshow Holdings, Ltd.	1,456,000	128,937
	Royale Furniture Holdings, Ltd.	550,000	88,887
	S.A.S. Dragon Holdings, Ltd.	1,456,000	184,674
#	Sa Sa International Holdings, Ltd.	2,768,000	1,148,585
	Safety Godown Co., Ltd.	408,000	275,297
	Samson Paper Holdings, Ltd.	666,000	110,322
*	San Miguel Brewery	612,800	137,616
*	Sanyuan Group, Ltd.	415,000	7,977
	Sea Holdings, Ltd.	1,138,000	761,259
*	SEEC Media Group, Ltd.	2,550,000	134,165
*	Shanghai Allied Cement, Ltd.	1,402,080	187,521
*	Shanghai Zenghai Property, Ltd.	14,702,000	472,239
#	Shaw Brothers Hong Kong, Ltd.	756,000	2,034,090
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	789,794
#	Shenyin Wanguo, Ltd.	1,212,500	972,162
# *	Shougang Concord Century Holdings, Ltd.	3,916,000	327,079
*	Shougang Concord Grand (Group), Ltd.	2,451,000	195,091
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	325,166
#	Shui On Construction & Materials, Ltd.	720,000	1,867,701
*	Shun Ho Resources Holdings, Ltd.	483,000	95,340
*	Shun Ho Technology Holdings, Ltd.	1,037,452	141,102
	Silver Grant International	5,033,000	909,870
	Sincere Co., Ltd.	505,500	27,184
	Sing Tao News Corp., Ltd.	1,842,000	271,343
#	Singamas Container Holdings, Ltd.	1,838,000	589,751
	Sino Biopharmaceutical, Ltd.	5,880,000	1,260,651
*	Sino Gas Group, Ltd.	3,277,600	85,098
*	Sinocan Holdings, Ltd.	350,000	1,749
*	Sino-i Technology, Ltd.	51,703,158	536,489
# *	Skyfame Realty Holdings, Ltd.	2,737,750	350,561
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,336,585
*	SMI Publishing Group, Ltd.	250,511	482
#	Solomon Systech International, Ltd.	9,330,000	538,632
	South China (China), Ltd.	5,620,000	374,343
	South China Financial Holdings, Ltd.	4,872,000	77,599
	Southeast Asia Properties & Finance, Ltd.	263,538	69,229

15

	Starlight International Holdings	1,903,792	170,891
	Stelux Holdings International, Ltd.	1,307,702	157,606
	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	192,621
	Sunway International Holdings, Ltd.	866,000	35,030
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	129,771
	Symphony Holdings, Ltd.	4,305,000	292,628
#	Tack Fat Group	4,448,000	381,870
#	Tai Cheung Holdings	1,837,000	1,100,297
#	Tai Fook Securities Group, Ltd.	1,756,000	789,459
	Tai Sang Land Development, Ltd.	576,984	293,208
# *	Tak Shun Technology Group, Ltd.	24,016,000	357,730
	Tak Sing Alliance Holdings	2,909,865	526,668
	Tan Chong International, Ltd.	1,212,000	361,639
*	TCC International Holdings, Ltd.	1,691,789	1,351,348
*	Technology Venture Holdings, Ltd.	586,000	14,772
#	Techtronic Industries Co., Ltd.	4,788,500	4,577,613
*	Termbray Industries International	2,304,900	334,092
	Tern Properties	61,200	33,173
	Texhong Textile Group, Ltd.	1,930,000	234,852
	Texwinca Holdings, Ltd.	3,428,000	2,769,289
*	The Sun’s Group, Ltd.	25,506	7,258
#	Tian An China Investments	3,975,430	2,957,379
	Tian Teck Land	1,098,000	1,182,053
*	Titan Petrochemicals Group, Ltd.	11,740,000	482,018
*	Tomorrow International Holdings, Ltd.	1,296,420	43,275
#	Tongda Group Holdings, Ltd.	8,210,000	268,599
#	Top Form International, Ltd.	2,760,000	208,815
*	Topsearch International (Holdings), Ltd.	234,000	8,257
	Tristate Holdings, Ltd.	188,000	49,218
#	Truly International Holdings	1,096,000	1,320,993
	Tungtex (Holdings) Co., Ltd.	910,000	228,184
	Tysan Holdings, Ltd.	1,040,773	134,620
*	United Power Investment, Ltd.	5,696,000	218,963
	Upbest Group, Ltd.	3,280,000	302,977
*	U-Right International Holdings, Ltd.	4,746,000	111,487
	USI Holdings, Ltd.	1,452,999	803,430
	Van Shung Chong Holdings, Ltd.	359,335	36,812
	Varitronix International, Ltd.	1,093,293	697,773
	Vedan International (Holdings), Ltd.	640,000	48,435
	Veeko International Holdings, Ltd.	1,532,981	49,654
#	Victory City International Holdings	1,839,457	514,613
*	Vital Biotech Holdings, Ltd.	470,000	18,991
#	Vitasoy International Holdings, Ltd.	2,805,000	1,320,288
# *	VODone, Ltd.	3,374,000	264,616
# *	Vongroup, Ltd.	10,865,000	431,897
	VST Holdings, Ltd.	2,202,000	461,117
	Vtech Holdings, Ltd.	495,000	2,922,652
	Wah Ha Realty Co., Ltd.	278,600	90,940
	Wai Kee Holdings, Ltd.	2,057,738	541,711
	Wang On Group, Ltd.	12,416,460	130,688
*	Warderly International Holdings, Ltd.	520,000	31,984

16

*	Willie International Holdings, Ltd.	17,190,400	222,728
*	Winfoong International, Ltd.	1,210,000	28,839
	Wing On Co. International, Ltd.	802,000	1,556,696
	Wing Shan International	896,000	59,765
	Wong’s International (Holdings), Ltd.	737,641	64,800
	Wong’s Kong King International (Holdings), Ltd.	120,000	15,401
*	Wonson International Holdings, Ltd.	21,880,000	438,988
*	Xpress Group, Ltd.	3,464,000	75,066
	Y. T. Realty Group, Ltd.	965,000	177,484
	Yangtzekiang Garment, Ltd.	607,500	150,306
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	80,856
	YGM Trading	284,000	194,932
	Yip’s Chemical Holdings, Ltd.	1,176,000	808,046
	Yugang International, Ltd.	23,540,000	417,076
*	Yunnan Enterprises Holdings, Ltd.	240,000	20,027
TOTAL COMMON STOCKS			189,394,876

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	153,013
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	3,003
*	China Best Group Holding, Ltd. Rights 06/13/08	7,583,000	53,611
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	13,711
*	Golden Resorts Group, Ltd. Rights 06/10/10	16,420,000	—
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	7,264
*	Hongkong Chinese, Ltd. Rights 06/23/08	1,162,000	46,136
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,107
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,416,104	4,355
*	Lippo, Ltd. Rights 06/23/08	292,940	18,745
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	979
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Midas International Holdings, Ltd. Rights 06/10/08	387,000	1,884
*	Paliburg Holdings, Ltd. Warrants 11/05/07	2,528,700	14,905
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	5,368
*	South China (China), Ltd. Rights 09/06/10	1,124,000	31,687
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,249
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			363,047

TOTAL — HONG KONG			189,757,923

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,981
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,981

17

NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
	Abano Healthcare Group, Ltd.	31,300	118,693
*	AFFCO Holdings, Ltd.	1,806,887	567,499
	Air New Zealand, Ltd.	490,044	445,868
	Cavalier Corp., Ltd.	283,674	578,934
	CDL Investments New Zealand, Ltd.	395,965	121,244
	Colonial Motor Co., Ltd.	126,795	323,093
	Ebos Group, Ltd.	153,656	582,841
#	Fisher & Paykel Appliances Holdings, Ltd.	1,443,987	2,637,870
#	Fisher & Paykel Healthcare Corp.	2,557,184	4,808,003
	Freightways, Ltd.	643,710	1,638,766
#	Hallenstein Glassons Holdings, Ltd.	241,638	625,080
	Hellaby Holdings, Ltd.	232,243	276,630
	Horizon Energy Distribution, Ltd.	40,420	110,123
	Infratil, Ltd. (6459286)	1,547,379	2,704,930
	Infratil, Ltd. (B24CYZ8)	231,120	208,689
#	Mainfreight, Ltd.	473,039	2,662,402
	Methven, Ltd.	10,000	13,860
	Michael Hill International, Ltd.	1,567,460	1,105,545
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	736,428
	New Zealand Exchange, Ltd.	57,282	377,252
	New Zealand Oil & Gas, Ltd.	1,265,327	1,577,320
	New Zealand Refining Co., Ltd.	487,342	3,191,465
	Northland Port Corp. (New Zealand), Ltd.	219,997	482,938
	Nuplex Industries, Ltd.	444,628	2,005,074
	Port of Tauranga, Ltd.	579,252	3,014,524
*	ProvencoCadmus, Ltd.	524,201	131,505
#	Pumpkin Patch, Ltd.	606,913	784,097
	Pyne Gould Guinness, Ltd.	1,042,177	1,884,969
	Restaurant Brand New Zealand, Ltd.	369,175	260,333
*	Richina Pacific, Ltd.	309,644	145,679
# *	Rubicon, Ltd.	995,760	701,617
#	Ryman Healthcare, Ltd.	2,404,707	3,432,173
	Sanford, Ltd.	418,047	1,540,045
	Scott Technology, Ltd.	60,843	58,221
*	Seafresh Fisheries, Ltd.	80,520	1,767
*	Skellerup Holdings, Ltd.	156,486	112,743
	Sky City Entertainment Group, Ltd.	1,915,616	5,626,864
	South Port New Zealand, Ltd.	30,744	52,037
#	Steel & Tube Holdings, Ltd.	404,138	969,034
	Taylors Group, Ltd.	29,646	33,890
*	Tenon, Ltd.	19,132	12,768
#	Tourism Holdings, Ltd.	402,452	535,420
#	Tower, Ltd.	889,470	1,540,351
	Trustpower, Ltd.	3,300	21,717
*	Vector, Ltd.	35,000	53,474
	Warehouse Group, Ltd.	357,417	1,484,464

TOTAL — NEW ZEALAND			50,298,239

18

SINGAPORE — (9.2%)
COMMON STOCKS — (9.2%)
*	Addvalue Technologies, Ltd.	1,043,000	83,904
#	Advanced Holdings, Ltd.	691,000	149,569
*	AEM Holdings, Ltd.	558,000	31,722
	Allgreen Properties, Ltd.	3,244,000	2,343,931
	Apollo Enterprises, Ltd.	302,000	494,399
	Aqua-Terra Supply Co., Ltd.	641,000	156,710
	Armstrong Industrial Corp., Ltd.	1,460,000	350,177
*	ASA Group Holdings, Ltd.	586,000	21,252
#	Asia Environment Holdings, Ltd.	503,000	174,468
*	Asia Food and Properties, Ltd.	5,248,000	2,815,283
*	Asia-Pacific Strategic Investments, Ltd.	1,410	258
	ASL Marine Holdings, Ltd.	497,000	488,000
	A-Sonic Aerospace, Ltd.	626,996	43,842
	Aussino Group, Ltd.	967,000	205,783
*	Ban Joo - Company, Ltd.	928,000	41,145
	Best World International, Ltd.	307,500	141,747
	Beyonics Technology, Ltd.	1,945,800	386,273
	Bonvests Holdings, Ltd.	990,000	798,818
	BRC Asia, Ltd.	794,000	73,419
	Broadway Industrial Group, Ltd.	461,000	297,751
	Brothers (Holdings), Ltd.	504,628	83,500
	Bukit Sembawang Estates, Ltd	348,003	2,364,095
	CEI Contract Manufacturing, Ltd.	432,000	52,313
	Cerebos Pacific, Ltd.	539,000	1,509,027
#	CH Offshore, Ltd.	1,568,200	751,176
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,182,032
	Chemical Industries (Far East), Ltd.	105,910	65,888
*	China Auto Corp., Ltd.	3,040,700	167,040
	China Dairy Group, Ltd.	1,502,000	258,098
#	China Merchants Holdings Pacific, Ltd.	809,000	507,050
*	China Petrotech Holdings	460,000	80,632
#	Chip Eng Seng Corp., Ltd.	1,775,000	561,608
	Chosen Holdings, Ltd.	1,284,000	141,110
	Chuan Hup Holdings, Ltd.	4,385,000	1,220,675
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	9,019
*	Compact Metal Industries, Ltd.	643,000	10,679
	Courts Singapore, Ltd.	495,000	183,487
#	Creative Technology Co., Ltd.	262,900	1,237,486
	CSC Holdings, Ltd.	1,829,000	377,176
#	CSE Global, Ltd.	1,893,000	1,582,011
#	CWT, Ltd.	1,384,500	784,837
#	Delong Holdings, Ltd.	1,287,000	3,154,053
*	Digiland International, Ltd.	12,033,000	89,117
*	Eagle Brand Holdings, Ltd.	5,158,000	206,258
*	Ellipsiz, Ltd.	453,000	66,736
	Eng Wah Organization, Ltd.	265,000	210,473
	Engro Corp., Ltd.	354,000	306,857
*	Enviro-Hub Holdings, Ltd.	1,445,666	392,973
	Eu Yan Sang International, Ltd.	182,000	67,516
	Eucon Holdings, Ltd.	755,000	38,772
#	Ezra Holdings Pte, Ltd.	1,462,000	3,227,261

19

#	F.J. Benjamin Holdings, Ltd.	1,095,000	357,415
#	Federal International (2000), Ltd.	657,000	202,763
	Fischer Tech, Ltd.	244,000	43,068
	Food Empire Holdings, Ltd.	912,000	534,150
#	Freight Links Express Holdings, Ltd.	3,893,000	185,223
*	Fu Yu Corp., Ltd.	2,273,750	200,102
	GK Goh Holdings, Ltd.	1,494,000	1,100,198
# *	Global Voice Group, Ltd.	2,054,000	121,447
#	Goodpack, Ltd.	1,592,000	2,000,719
	GP Industries, Ltd.	3,120,209	1,080,074
	Grand Banks Yachts, Ltd.	250,000	168,632
#	Guocoland, Ltd.	262,500	535,098
	Hersing Corp., Ltd.	642,500	307,912
#	Hi-P International, Ltd.	1,973,000	750,914
#	Ho Bee Investment, Ltd.	1,471,000	1,009,750
#	Hong Fok Corp., Ltd.	1,975,600	1,389,832
#	Hong Leong Asia, Ltd.	868,000	1,522,371
	Hotel Grand Central, Ltd.	1,060,514	772,291
	Hotel Plaza, Ltd.	1,723,500	2,343,779
#	Hotel Properties, Ltd.	1,715,600	3,861,944
#	Hour Glass, Ltd.	622,744	441,087
#	HTL International Holdings, Ltd.	1,691,843	393,855
	Huan Hsin Holdings, Ltd.	1,138,400	484,834
#	HupSteel, Ltd.	1,687,875	410,944
#	Hwa Hong Corp., Ltd.	2,488,000	1,211,495
#	Hyflux, Ltd.	1,067,000	2,633,025
#	IDT Holdings, Ltd.	718,000	227,169
	IFS Capital, Ltd.	348,000	191,909
*	Informatics Education, Ltd.	1,339,000	53,664
#	InnoTek, Ltd.	931,000	470,370
	Innovalues, Ltd.	630,000	101,744
	Intraco, Ltd.	292,500	88,301
	IPC Corp., Ltd.	700,000	64,205
	Isetan (Singapore), Ltd.	122,500	356,410
	Jadason Enterprises, Ltd.	1,108,000	77,416
*	Jasper Investments, Ltd.	90,680	33,301
	Jaya Holdings, Ltd.	2,313,000	2,728,494
*	JK Yaming International Holdings, Ltd.	907,000	244,811
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	540,361
	K1 Ventures, Ltd.	5,340,500	842,773
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	8,004,516
	Khong Guan Flour Milling, Ltd.	38,000	40,122
	Kian Ann Engineering, Ltd.	1,302,000	168,466
#	Kian Ho Bearings, Ltd.	781,500	110,491
#	Kim Eng Holdings, Ltd.	1,123,620	1,673,192
	Koh Brothers Group, Ltd.	1,494,000	319,633
#	KS Energy Services, Ltd.	800,000	1,198,105
*	L & M Group Investments, Ltd.	7,107,100	26,099
#	Lafe Technology, Ltd.	1,234,800	104,674
	LanTroVision (S), Ltd.	5,028,750	128,615
#	LC Development, Ltd.	2,041,254	376,365
	Lee Kim Tah Holdings, Ltd.	1,600,000	682,158

20

#	Lion Asiapac, Ltd.	473,000	83,964
	Low Keng Huat Singapore, Ltd.	1,116,000	473,289
	Lum Chang Holdings, Ltd.	1,134,030	197,977
*	Manhattan Resources, Ltd.	668,000	431,505
	Manufacturing Integration Technology, Ltd.	588,000	63,162
*	MDR, Ltd.	2,040,000	44,843
# *	Mediaring.Com, Ltd.	4,262,500	438,779
	Memtech International, Ltd.	1,322,000	156,078
	Metro Holdings, Ltd.	2,036,960	1,275,632
#	Midas Holdings, Ltd.	1,342,000	953,406
#	Miyoshi Precision, Ltd.	553,500	52,379
	MobileOne, Ltd.	2,025,000	2,901,326
	Multi-Chem, Ltd.	1,263,000	183,730
	Natsteel, Ltd.	414,000	422,078
#	Nera Telecommunications, Ltd.	1,272,000	349,985
	New Toyo International Holdings, Ltd.	1,043,000	228,636
	Orchard Parade Holdings, Ltd.	956,022	827,978
# *	Osim International, Ltd.	1,965,600	501,652
	Ossia International, Ltd.	750,554	143,108
#	Pan-United Corp., Ltd.	2,104,000	1,020,603
#	Parkway Holdings, Ltd.	1,421,000	2,975,779
	PCI, Ltd.	734,000	237,843
#	Penguin International, Ltd.	320,000	43,726
	Pertama Holdings, Ltd.	459,750	140,340
#	Petra Foods, Ltd.	881,000	655,267
	Popular Holdings, Ltd.	1,813,000	388,700
	PSC Corp., Ltd.	1,973,419	444,287
	QAF, Ltd.	881,000	283,894
	Qian Hu Corp., Ltd.	674,600	69,747
	Raffles Education Corp., Ltd.	4,076,000	3,993,603
	Rotary Engineering, Ltd.	1,703,600	1,119,208
	San Teh, Ltd.	838,406	326,994
	SBS Transit, Ltd.	983,000	1,522,581
#	SC Global Developments, Ltd.	935,850	952,139
*	Sea View Hotel, Ltd.	66,000	—
	Seksun Corp., Ltd.	530,000	23,544
	Sim Lian Group, Ltd.	1,380,000	459,345
*	Sing Holdings, Ltd.	36,666	11,262
	Sing Investments & Finance, Ltd.	198,450	223,954
	Singapore Food Industries, Ltd.	1,707,000	1,004,606
	Singapore Land, Ltd.	68,000	312,910
	Singapore Post, Ltd.	6,425,900	5,141,521
	Singapore Reinsurance Corp., Ltd	1,864,530	432,744
#	Singapore Shipping Corp., Ltd.	1,765,000	537,525
	Singapura Finance, Ltd.	174,062	204,369
*	Sinomem Technology, Ltd.	902,000	464,914
	Sinwa, Ltd.	259,000	61,264
	SMB United, Ltd.	2,010,000	361,060
	SMRT Corp., Ltd.	3,293,000	4,060,979
#	SNP Corp., Ltd.	466,495	517,260
#	SP Chemicals, Ltd.	1,219,500	492,367
*	SP Corp., Ltd.	454,000	25,008

21

#	SSH Corp., Ltd.	1,307,000	283,310
#	Stamford Land Corp., Ltd.	3,009,000	1,566,060
	Straco Corp., Ltd.	130,000	12,922
	Sunningdale Tech, Ltd.	1,332,000	172,484
	Sunright, Ltd.	378,000	71,802
	Superbowl Holdings, Ltd.	980,000	194,535
	Superior Multi-Packaging, Ltd.	490,500	47,654
	Tat Hong Holdings, Ltd.	1,194,000	2,013,079
# *	Thakral Corp., Ltd.	6,028,000	332,522
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	601,227
	Transmarco, Ltd.	106,500	78,966
	Trek 2000 International, Ltd.	1,004,000	243,340
	TT International, Ltd.	2,742,480	281,849
	Tuan Sing Holdings, Ltd.	3,362,000	688,003
	UMS Holdings, Ltd.	941,000	169,135
#	Unisteel Technology, Ltd.	1,521,875	1,756,835
	United Engineers, Ltd.	846,666	2,487,055
*	United Envirotech, Ltd.	352,000	64,176
	United Overseas Insurance, Ltd.	188,250	518,646
	United Pulp & Paper Co., Ltd.	708,000	122,702
	UOB-Kay Hian Holdings, Ltd.	1,619,000	2,305,503
	Venture Corp., Ltd.	95,000	698,489
	Vicom, Ltd.	120,000	169,634
#	WBL Corp., Ltd.	612,000	2,430,350
	Wheelock Properties, Ltd.	1,232,000	1,969,094
	Wing Tai Holdings, Ltd.	2,264,800	3,026,412
#	Xpress Holdings, Ltd.	3,079,000	246,195
	Yellow Pages (Singapore), Ltd.	299,000	164,506
	YHI International, Ltd.	1,174,000	246,052
*	Yoma Strategic Holdings, Ltd.	132,000	19,808
# *	Yongnam Holdings, Ltd.	1,970,000	318,797
*	Zhongguo Jilong, Ltd.	249,876	8,117
TOTAL COMMON STOCKS			136,451,801

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	2,236
# *	Goodpack, Ltd. Rights 07/16/09	199,000	67,232
*	Osim International, Ltd. Rights 06/13/08	491,400	3,609
*	Parkway Holdings, Ltd. Rights 06/09/08	663,133	321,448
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	16,864
*	Yongnam Holdings, Ltd. Warrants 08/26/09	311,000	13,705
TOTAL RIGHTS/WARRANTS			425,094

TOTAL — SINGAPORE			136,876,895

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	4,617

22

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc. ADR	7,260	—
* Peplin, Inc.	347,543	132,873

TOTAL — UNITED STATES		132,873

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,705,000 FNMA 5.50%, 02/25/36, valued at $2,128,651) to be repurchased at $2,094,339	$2,094	2,094,000

SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $51,261,249 FNMA 5.500%, 01/01/36, valued at $39,469,712) to be repurchased at $38,703,213	38,696	38,695,796
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $272,799,535 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 07/01/16 to 05/01/38, valued at $213,411,599) to be repurchased at $209,268,031	209,227	209,227,057
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $158,050,000 FNMA 5.000%, 05/01/38, valued at $153,004,128) to be repurchased at $150,029,125	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		397,922,853

TOTAL INVESTMENTS - (100.0%) (Cost $1,225,921,984)		$1,483,796,956

See accompanying Notes to Financial Statements.

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (95.4%)
Consumer Discretionary — (16.6%)
	4imprint Group P.L.C.	96,735	$275,172
	Aegis Group P.L.C.	2,265,268	5,636,623
	Aga Rangemaster Group P.L.C.	296,443	1,670,146
	Airea P.L.C.	22,000	6,661
*	Alba P.L.C.	184,693	235,340
	Alexandra P.L.C.	124,343	208,654
	Alexon Group P.L.C.	183,490	254,522
	Arena Leisure P.L.C.	1,411,547	1,118,406
	Avesco Group P.L.C.	44,438	70,422
	Avon Rubber P.L.C.	126,434	247,863
	Barratt Developments P.L.C.	24,509	88,803
	Bellway P.L.C.	418,246	5,158,572
#	Blacks Leisure Group P.L.C.	181,058	544,355
	Bloomsbury Publishing P.L.C.	281,545	753,302
#	Bovis Homes Group P.L.C.	488,520	4,005,096
	BPP Holdings P.L.C.	222,896	2,209,029
	Caffyns P.L.C.	6,000	86,169
#	Carpetright P.L.C.	141,976	2,217,007
	Centaur Media P.L.C.	599,070	834,680
	Chime Communications P.L.C.	211,086	540,339
* #	Chrysalis Group P.L.C.	210,567	476,254
	Churchill China P.L.C.	30,000	170,716
	Clinton Cards P.L.C.	740,506	716,074
	Colefax Group P.L.C.	60,000	203,247
	Cosalt P.L.C.	82,921	596,700
	Creston P.L.C.	213,773	254,387
	Dawson Holdings P.L.C.	253,045	461,428
* #	Debenhams P.L.C.	1,345,082	1,733,575
	Dignity P.L.C.	262,886	3,791,540
	DSG International P.L.C.	3,552,231	4,098,523
*	Entertainment Rights P.L.C.	2,258,940	307,346
	Euromoney Institutional Investor P.L.C.	360,841	2,644,925
	Findel P.L.C.	388,514	1,732,003
*	Forminster P.L.C.	43,333	3,219
#	French Connection Group P.L.C.	384,233	670,773
	Fuller Smith & Turner P.L.C.	132,742	1,425,434
	Future P.L.C.	1,363,027	727,111
	Galiform P.L.C.	2,349,090	2,759,022
	Game Group P.L.C.	1,483,227	8,309,721
* #	Games Workshop Group P.L.C.	104,823	358,431
*	Gaskell P.L.C.	36,000	1,783
	GCAP Media P.L.C.	688,164	3,049,478
	Greene King P.L.C.	436,140	4,671,074

1

	Halfords Group P.L.C.	939,332	5,121,344
	Haynes Publishing Group P.L.C.	14,703	55,338
	Headlam Group P.L.C.	339,900	2,635,361
	Henry Boot P.L.C.	439,079	1,183,526
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,608,679
	Holidaybreak P.L.C.	211,067	2,141,936
#	Hornby P.L.C.	154,220	536,930
	HR Owen P.L.C.	71,542	170,770
	Huntsworth P.L.C.	818,058	1,008,976
*	Impellam Group P.L.C.	35,257	66,350
	Informa P.L.C.	641,411	4,887,153
	J.D. Wetherspoon P.L.C.	552,111	3,142,770
	JJB Sports P.L.C.	949,037	2,086,355
	John David Group P.L.C.	126,388	885,689
	John Menzies P.L.C.	244,534	2,374,352
#	Johnston Press P.L.C.	618,693	1,387,142
	Kesa Electricals P.L.C.	1,663,724	6,699,350
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	77,106
	Laura Ashley Holdings P.L.C.	2,887,571	1,418,294
	Lookers P.L.C.	709,211	1,142,742
#	Luminar Group Holdings P.L.C.	268,448	1,697,291
	Mallett P.L.C.	46,337	99,520
	Manganese Bronze Holdings P.L.C.	68,818	719,304
	Marchpole Holdings P.L.C.	81,635	30,521
*	Mice Group P.L.C.	844,000	100,313
	Millennium and Copthorne Hotels P.L.C.	320,474	2,434,848
	Moss Bros Group P.L.C.	234,511	188,362
	Mothercare P.L.C.	333,825	2,632,876
	N Brown Group P.L.C.	1,002,689	4,446,039
	Next Fifteen Communications P.L.C.	25,000	28,206
*	Nord Anglia Education P.L.C.	130,842	841,890
*	Pace P.L.C.	769,447	1,348,790
	Pendragon P.L.C.	2,285,154	1,472,337
#	Photo-Me International P.L.C.	1,340,534	306,033
	Pinewood Shepperton P.L.C.	187,350	891,837
*	Pittards P.L.C.	60,985	1,450
	Portmeirion Group P.L.C.	22,856	125,621
*	Pressac P.L.C.	78,129	1,161
	Rank Group P.L.C.	517,845	901,196
	Redrow P.L.C.	644,914	3,019,657
	Restaurant Group P.L.C.	753,607	2,164,121
#	Rightmove P.L.C.	243,139	1,689,845
*	Shellshock, Ltd.	850	1,103
	Signet Group P.L.C.	6,105,620	7,502,714
*	SMG P.L.C.	965,594	262,777
	Smiths News P.L.C.	635,227	1,177,619
*	Southampton Leisure Holdings P.L.C.	19,615	12,239
*	Sportech P.L.C.	339,293	512,590
*	Sports Direct International P.L.C.	3,977	8,137
	St Ives Group P.L.C.	448,949	1,816,287
	St. Jame’s Place P.L.C.	558,829	2,886,431
*	Stylo P.L.C.	64,096	33,964
	Taylor Nelson Sofres P.L.C.	1,742,993	8,932,866

2

	Ted Baker P.L.C.	161,948	1,273,862
	The Berkeley Group Holdings P.L.C.	219,831	3,537,631
	The Vitec Group P.L.C.	150,307	1,487,875
*	Tinopolis P.L.C.	175,752	158,213
	Topps Tiles P.L.C.	783,092	1,136,833
* #	Torotrak P.L.C.	449,280	196,109
#	Trinity Mirror P.L.C.	878,264	3,961,569
	United Business Media P.L.C.	687,427	8,397,137
	UTV Media P.L.C.	217,432	938,053
	Wagon P.L.C.	237,979	72,095
*	Wembley P.L.C.	68,694	13,608
*	Westcity P.L.C.	96,111	43,230
	WH Smith P.LC.	605,148	4,753,575
	William Hill P.L.C.	303,781	2,282,321
	Wilmington Group P.L.C.	356,207	1,348,287
#	Woolworths Group P.L.C.	5,587,422	1,162,925
Total Consumer Discretionary			186,005,356

Consumer Staples — (3.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,326,270
	Barr (A.G.) P.L.C.	66,137	1,639,995
	Britvic P.L.C.	326,992	2,028,858
	Cranswick P.L.C.	179,621	2,642,835
	Dairy Crest Group P.L.C.	535,101	4,335,476
	Devro P.L.C.	623,198	985,969
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,620,180
	Marston’s P.L.C.	1,227,042	5,408,033
	Mcbride P.L.C.	935,102	1,751,446
	Northern Foods P.L.C.	2,096,761	3,302,890
	Premier Foods P.L.C.	1,521,590	3,751,507
	PZ Cussons P.L.C.	1,481,891	5,648,367
	R.E.A. Holdings P.L.C.	49,233	601,140
	Robert Wiseman Dairies P.L.C.	290,033	2,025,531
	Thorntons P.L.C.	313,060	817,136
	Uniq P.L.C.	463,373	1,132,919
Total Consumer Staples			41,018,552

Energy — (8.1%)
	Anglo Pacific Group P.L.C.	400,455	1,684,696
*	Dana Petroleum P.L.C.	335,727	12,182,931
*	Emerald Energy P.L.C.	220,639	1,471,514
	Expro International Group P.L.C.	430,747	13,823,301
*	Fortune Oil P.L.C.	5,933,254	1,295,274
*	Hardy Oil & Gas P.L.C.	25,866	424,489
	Hunting P.L.C.	477,489	8,281,007
* #	Imperial Energy Corp. P.L.C.	101,899	1,981,537
	James Fisher & Sons P.L.C.	192,145	2,591,954
	JKX Oil and Gas P.L.C.	592,186	5,670,782
	Melrose Resources P.L.C.	388,991	3,078,858
*	Premier Oil P.L.C.	329,638	11,250,936
*	Salamander Energy P.L.C.	181,130	1,220,581
* #	Soco International P.L.C.	289,649	11,042,062
*	UK Coal P.L.C.	590,118	6,584,587
	Venture Production P.L.C.	455,259	7,908,708
Total Energy			90,493,217

3

Financials — (14.5%)
	A & J Mucklow Group P.L.C.	221,136	1,480,924
	Aberdeen Asset Management P.L.C.	2,541,237	6,993,112
	Amlin P.L.C.	1,577,391	9,071,300
	Arbuthnot Banking Group P.L.C.	67,329	464,254
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,817,928
#	Benfield Group, Ltd. P.L.C.	493,642	2,514,815
#	BlueBay Asset Management P.L.C.	107,361	710,632
	Brewin Dolphin Holdings P.L.C.	895,086	2,328,941
	Brit Insurance Holdings P.L.C.	1,298,779	5,577,676
	Brixton P.L.C.	325,439	1,684,913
	Capital & Regional P.L.C.	279,419	1,648,636
	Catlin Group, Ltd.	919,555	7,185,826
	Charles Stanley Group P.L.C.	127,317	567,385
	Chesnara P.L.C.	132,276	414,016
	Close Brothers Group P.L.C.	473,471	5,395,858
*	CLS Holdings P.L.C.	262,590	1,795,550
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	723,497
#	Daejan Holdings P.L.C.	43,621	2,434,737
	Derwent London P.L.C.	276,964	6,469,976
	Development Securities P.L.C.	179,225	1,385,935
	DTZ Holdings P.L.C.	209,951	816,360
	Evolution Group P.L.C.	1,152,902	2,359,284
#	F&C Asset Management P.L.C.	1,643,383	5,290,633
#	Grainger P.L.C.	436,048	2,420,152
	Great Portland Estates P.L.C.	430,344	3,299,814
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	713,688
	Helical Bar P.L.C.	414,939	2,473,146
#	Henderson Group P.L.C.	3,020,595	7,654,606
	Highway Insurance Holdings P.L.C.	967,220	959,308
	Hiscox, Ltd.	1,579,968	7,438,006
	IG Group Holdings P.L.C.	1,189,807	9,012,448
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	289,022	9,140,591
	International Personal Finance P.L.C.	832,387	4,251,948
*	IP Group P.L.C.	102,854	229,274
#	Jardine Lloyd Thompson Group P.L.C.	803,953	6,027,530
	Liontrust Asset Management P.L.C.	129,935	784,874
	London Scottish Bank P.L.C.	491,096	107,072
*	LSL Property Services P.L.C.	128,702	212,198
	McKay Securities P.L.C.	32,232	170,087
*	Minerva P.L.C.	601,226	1,205,300
*	MWB Group Holdings P.L.C.	379,622	1,035,873
	Novae Group P.L.C.	125,075	879,345
#	Paragon Group of Companies P.L.C.	15,320	29,049
	Park Group P.L.C.	166,600	56,896
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	165
	Provident Financial P.L.C.	399,208	6,322,169
	Quintain Estates & Development P.L.C.	281,468	1,993,651

4

	Rathbone Brothers P.L.C.	163,220	3,184,479
	Rensburg Sheppards P.L.C.	174,975	1,981,456
	S&U P.L.C.	21,140	167,470
	Savills P.L.C.	443,892	2,255,911
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	324,036	2,941,282
*	Shellproof, Ltd.	1,156	1,385
	Shore Capital Group P.L.C.	1,227,370	833,077
	ST Modwen Properties P.L.C.	496,506	3,472,911
*	Terence Chapman Group P.L.C.	62,500	393
	Town Centre Securities P.L.C.	206,327	883,934
	Tullett Prebon P.L.C.	532,691	4,893,372
	Unite Group P.L.C.	457,428	2,509,779
	Warner Estate Holdings P.L.C.	172,730	866,485
	Workspace Group P.L.C.	598,597	2,174,653
Total Financials			162,723,393

Health Care — (2.8%)
*	Acambis P.L.C.	406,070	934,504
*	Alizyme P.L.C.	660,805	318,028
*	Antisoma P.L.C.	1,755,079	756,472
*	Ark Therapeutics Group P.L.C.	656,732	1,157,646
* #	Axis-Shield P.L.C.	225,330	1,405,641
*	Biocompatibles International P.L.C.	150,111	524,780
	Bioquell P.L.C.	90,893	332,765
*	BTG P.L.C.	572,174	1,308,719
	Care UK P.L.C.	205,547	1,850,092
*	Clinical Computing P.L.C.	46,666	2,889
	Consort Medical P.L.C.	114,539	1,362,445
	Corin Group P.L.C.	151,637	716,491
	Dechra Pharmaceuticals P.L.C.	204,340	1,877,222
	Genetix Group P.L.C.	151,246	186,204
*	Genus P.L.C.	150,166	2,592,032
*	Global Health Partner P.L.C.	800	1,832
	Goldshield Group P.L.C.	123,034	641,437
	Hikma Pharmaceuticals P.L.C.	339,719	3,200,273
	Nestor Healthcare Group P.L.C.	443,850	430,582
*	Oxford Biomedica P.L.C.	2,007,523	913,887
*	Phytopharm P.L.C.	104,349	44,755
*	Protherics P.L.C.	1,046,492	870,092
*	Provalis P.L.C.	796,584	4,734
* #	Skyepharma P.L.C.	2,745,363	367,279
	Southern Cross Healthcare, Ltd.	165,015	1,345,408
	SSL International P.L.C.	766,671	7,326,827
*	Vectura Group P.L.C.	650,831	699,831
*	Vernalis P.L.C.	1,131,506	139,964
	William Ransom & Son P.L.C.	30,000	5,939
Total Health Care			31,318,770

Industrials — (34.0%)
*	AEA Technology P.L.C.	539,970	823,452
	Aggreko P.L.C.	811,373	9,726,105
	Air Partner P.L.C.	38,153	642,642

5

*	Airflow Streamline P.L.C.	20,500	23,756
	Alumasc Group P.L.C.	131,547	473,531
	Arriva P.L.C.	631,439	8,011,488
	Ashtead Group P.L.C.	1,785,154	2,701,229
	Atkins WS P.L.C.	437,924	8,947,011
*	Autologic Holdings P.L.C.	96,590	92,069
* #	Avis Europe P.L.C.	3,154,308	1,562,297
	Babcock International Group P.L.C.	877,825	10,858,106
*	BB Holdings, Ltd.	8,709	45,701
	BBA Aviation P.L.C.	1,083,625	3,079,022
	Bodycote P.L.C.	1,283,539	5,880,583
	Braemar Shipping Services P.L.C.	73,913	717,946
	Brammer P.L.C.	189,691	1,155,861
	BSS Group P.L.C.	503,242	3,676,156
	Business Post Group P.L.C.	204,928	1,328,444
*	C.H. Bailey P.L.C.	20,950	32,162
	Camellia P.L.C.	2,437	438,374
	Carillion P.L.C.	1,537,838	10,513,567
	Carr’s Milling Industries P.L.C.	35,330	497,024
* #	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	163,887	962,004
	Charles Taylor Consulting P.L.C.	143,225	760,676
	Charter P.L.C.	626,781	11,268,512
	Chemring Group P.L.C.	132,581	6,428,336
	Chloride Group P.L.C.	1,054,622	5,835,169
	Clarkson P.L.C.	61,655	1,155,257
	Communisis P.L.C.	577,296	784,141
*	Connaught P.L.C.	85,197	718,773
	Cookson Group P.L.C.	804,036	11,637,589
	Costain Group P.L.C.	1,306,155	693,421
*	Danka Business Systems P.L.C.	1,029,605	20,394
	Davis Service Group P.L.C.	689,742	6,709,180
	De La Rue P.L.C.	621,139	11,702,907
	Dewhurst P.L.C.	9,000	36,637
	Domino Printing Sciences P.L.C.	449,538	3,062,944
*	easyJet P.L.C.	709,379	4,239,190
	Eleco P.L.C.	80,000	142,717
*	Eliza Tinsley Group P.L.C.	19,844	3,538
	Enodis P.L.C.	1,614,673	9,732,821
	Fenner P.L.C.	691,344	3,498,858
	FKI P.L.C.	2,265,782	3,809,321
	Forth Ports P.L.C.	184,302	7,609,993
*	Fortress Holdings P.L.C.	120,728	6,577
	Galliford Try P.L.C.	1,475,611	1,320,021
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	310,584
	Go-Ahead Group P.L.C.	175,345	5,382,179
	Hampson Industries P.L.C.	326,099	1,010,918
	Harvey Nash Group P.L.C.	261,144	197,890
	Havelock Europa P.L.C.	141,758	200,581
	Hays P.L.C.	975,623	1,982,197
#	Helphire P.L.C.	570,202	2,117,593
*	Heywood Williams Group P.L.C.	323,020	119,746
	Homeserve P.L.C.	234,574	8,489,444
	Hyder Consulting P.L.C.	159,637	1,303,411

6

	IMI P.L.C.	925,815	9,425,851
	Interserve P.L.C.	512,988	4,854,686
	Intertek Group P.L.C.	605,784	12,282,503
	ITE Group P.L.C.	1,007,435	3,437,519
	J. Smart & Co. (Contractors) P.L.C.	22,500	285,993
	Keller Group P.L.C.	285,825	3,762,279
	Kier Group P.L.C.	145,769	3,032,881
	Latchways P.L.C.	42,476	724,215
	Lavendon Group P.L.C.	157,181	771,343
	Lincat Group P.L.C.	14,452	172,975
	Low & Bonar P.L.C.	737,849	1,778,242
	Management Consulting Group P.L.C.	1,055,808	701,302
	Metalrax Group P.L.C.	508,719	209,361
	Michael Page International P.L.C.	1,271,159	7,207,234
	Mitie Group P.L.C.	1,243,034	5,691,898
	MJ Gleeson Group P.L.C.	195,875	737,571
	Molins P.L.C.	82,233	192,034
	Morgan Crucible Co. P.L.C.	1,192,285	4,992,793
	Morgan Sindall P.L.C.	175,758	3,106,408
	Mouchel Group P.L.C.	437,972	3,939,852
	MS International P.L.C.	50,000	205,345
	National Express Group P.L.C.	407,264	7,377,683
	Northgate P.L.C.	293,546	3,274,299
	OPD Group P.L.C.	102,094	343,977
	PayPoint P.L.C.	53,251	661,329
*	Qinetiq P.L.C.	1,727,314	7,091,717
	Regus Group P.L.C.	3,802,559	7,749,855
*	Renold P.L.C.	270,995	400,440
	Ricardo P.L.C.	220,336	1,472,162
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	999,381
	ROK P.L.C.	639,486	1,475,289
	RPS Group P.L.C.	811,331	5,354,694
*	Scott Wilson Group P.L.C.	8,790	38,294
	Senior P.L.C.	1,671,692	3,695,126
	Severfield-Rowen P.L.C.	354,372	2,007,000
	Shanks Group P.L.C.	1,014,008	4,756,648
	SIG P.L.C.	479,728	7,012,381
	Speedy Hire P.L.C.	183,252	2,410,040
	Spirax-Sarco Engineering P.L.C.	313,271	7,106,281
	Spring Group P.L.C.	596,238	546,832
	Stagecoach Group P.L.C.	963,494	4,432,615
	Sthree P.L.C.	180,825	742,142
	T. Clarke P.L.C.	148,717	485,763
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	766,495
	TDG P.L.C.	326,296	1,722,935
	The Weir Group P.L.C.	839,729	15,011,840
	Tomkins P.L.C.	1,354,458	4,857,618
*	Trafficmaster P.L.C.	553,279	416,775
	Travis Perkins P.L.C.	422,110	6,989,749
	Tribal Group P.L.C.	125,000	329,452
	Trifast P.L.C.	359,985	395,890
	Ultra Electronics Holdings P.L.C.	274,839	6,657,129
	Umeco P.L.C.	189,615	2,142,129

7

* #	Volex Group P.L.C.	241,088	425,021
	Vp P.L.C.	172,286	1,074,791
	VT Group P.L.C.	696,523	9,026,550
	Waterman Group P.L.C.	108,139	312,829
	White Young Green P.L.C.	183,454	1,171,121
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,230
	Wincanton P.L.C.	493,583	2,918,429
	WSP Group P.L.C.	270,216	3,041,247
	XP Power, Ltd.	73,546	369,509
	Young and Co.’s Brewery P.L.C. NV	40,000	387,960
#	Young and Co.’s Brewery P.L.C. Series A	20,936	247,997
Total Industrials			379,706,974

Information Technology — (11.0%)
	Abacus Group P.L.C.	285,469	218,057
	Acal P.L.C.	104,729	403,123
*	Alterian P.L.C.	179,139	485,314
	Anite P.L.C.	1,273,342	1,123,512
*	ARC International P.L.C.	623,793	296,533
	ARM Holdings P.L.C.	4,257,440	8,744,076
*	Autonomy Corp. P.L.C.	249,410	4,383,375
	Aveva Group P.L.C.	283,341	8,368,154
	Axon Group P.L.C.	251,554	2,284,640
	CML Microsystems P.L.C.	18,361	29,636
	Computacenter P.L.C.	397,656	1,321,750
* #	CSR P.L.C.	352,374	2,203,739
	Detica Group P.L.C.	485,719	2,681,712
	Dialight P.L.C.	111,362	394,361
	Dicom Group P.L.C.	325,477	1,387,507
#	Dimension Data Holdings P.L.C.	4,866,361	5,039,679
	Diploma P.L.C.	446,065	1,458,757
	E2V Technologies P.L.C.	254,720	1,463,896
	Electrocomponents P.L.C.	1,585,752	5,418,137
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,348,614
	Filtronic P.L.C.	338,741	504,729
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	277,066
*	Gresham Computing P.L.C.	204,631	238,227
	Halma P.L.C.	1,529,292	6,365,426
*	Imagination Technologies Group P.L.C.	908,378	1,277,743
	Innovation Group P.L.C.	2,537,718	980,837
*	Intec Telecom Systems P.L.C.	1,201,847	1,131,694
	Intelek P.L.C.	49,880	17,308
	Kewill Systems P.L.C.	309,597	558,661
	Laird P.L.C.	717,459	7,053,719
	Logica P.L.C.	1,443,303	3,473,536
	Macro 4 P.L.C.	68,736	154,345
	Micro Focus International P.L.C.	465,120	2,132,258
	Microgen P.L.C.	404,360	416,605
	Misys P.L.C.	2,039,600	6,432,088
	Morse P.L.C.	367,208	353,171
*	nCipher P.L.C.	110,961	368,583
	Netstore P.L.C.	143,737	75,437

8

	Oxford Instruments P.L.C.	194,358	893,137
*	Parity Group P.L.C.	7,621	4,079
	Phoenix IT Group, Ltd.	183,393	1,235,019
*	Plasmon P.L.C.	59,985	7,366
	Premier Farnell P.L.C.	1,419,676	4,565,233
	Psion P.L.C.	513,902	1,184,545
	Raymarine P.L.C.	289,080	1,236,948
	Renishaw P.L.C.	222,795	3,348,155
	RM P.L.C.	369,199	1,544,763
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	8,169,419
* #	SCi Entertainment Group P.L.C.	541,315	531,464
*	Scipher P.L.C.	34,563	770
*	SDL P.L.C.	279,025	1,762,219
	Spectris P.L.C.	499,879	7,669,330
*	Spirent Communications P.L.C.	3,268,201	4,255,159
	TT electronics P.L.C.	595,201	1,446,981
	Vislink P.L.C.	588,460	341,294
*	Wolfson Microelectronics P.L.C.	453,006	1,024,189
	Xaar P.L.C.	220,887	962,383
	Zetex P.L.C.	324,690	545,014
Total Information Technology			122,593,472

Materials — (3.2%)
*	Amberley Group P.L.C.	125,000	20,738
*	API Group P.L.C.	103,483	40,110
*	Aricom P.L.C.	1,376,902	2,461,323
	British Polythene Industries P.L.C.	102,332	468,944
	Carclo P.L.C.	214,230	341,489
	Chamberlin P.L.C.	18,000	58,411
*	Coral Products P.L.C.	50,000	6,438
	Croda International P.L.C.	498,679	6,520,459
	Delta P.L.C.	500,743	1,258,415
	DS Smith P.L.C.	1,637,788	4,353,680
	Dyson Group P.L.C.	127,757	187,223
	Elementis P.L.C.	1,911,621	2,771,076
	Ennstone P.L.C.	1,940,949	1,077,329
	Filtrona P.L.C.	724,553	2,273,883
	Hill & Smith Holdings P.L.C.	280,223	2,048,162
	Hochschild Mining P.L.C.	45,163	369,416
*	Inveresk P.L.C.	125,000	17,957
	Macfarlane Group P.L.C.	378,287	205,480
	Marshalls P.L.C.	670,307	2,654,691
	Porvair P.L.C.	158,128	324,474
	RPC Group P.L.C.	402,719	1,574,382
	Victrex P.L.C.	314,861	4,904,561
	Yule Catto & Co. P.L.C.	540,291	1,606,347
	Zotefoams P.L.C.	96,852	187,206
Total Materials			35,732,194

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,138,709	3,859,038
	Kcom Group P.L.C.	2,203,399	1,919,001
	Telecom Plus P.L.C.	294,204	1,925,403
*	THUS Group P.L.C.	631,234	1,888,155

9

* #	Vanco P.L.C.	232,704	296,170
	Total Telecommunication Services		9,887,767

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	239,177
	Hydro International P.L.C.	27,669	90,593
	Northumbrian Water Group P.L.C.	927,166	6,048,278
	Total Utilities		6,378,048

	TOTAL COMMON STOCKS		1,065,857,743

	RIGHTS/WARRANTS — (0.0%)
*	Hampson Industries P.L.C. Rights 05/27/08	81,524	252,734
*	Alterian P.L.C. Rights 07/01/08	17,913	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		252,734

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,810,000 FHLMC 5.875%, 05/15/16, valued at $1,715,587) to be repurchased at $1,689,273	$1,689	1,689,000

SECURITIES LENDING COLLATERAL — (4.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $62,567,829 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 01/01/38, valued at $50,857,918) to be repurchased at $49,870,468	49,861	49,860,704

TOTAL INVESTMENTS - (100.0%) (Cost $939,185,651)		$1,117,660,181

See accompanying Notes to Financial Statements.

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
	Agrana Beteiligungs AG	17,295	$1,906,772
	Andritz AG	107,548	7,271,603
	Austria Email AG	715	5,765
* #	Austrian Airlines AG	133,921	940,244
*	BKS Bank AG	520	91,415
* #	BWIN Interactive Entertainment AG	81,529	2,942,353
#	BWT AG	28,425	1,204,270
*	CA Immobilien Anlagen AG	134,542	3,212,941
*	Christ Water Techology AG	24,819	446,850
	Constantia Packaging AG	35,486	2,733,600
*	Conwert Immobilien Invest AG	48,984	874,416
	Flughafen Wien AG	41,141	4,732,414
	Frauenthal Holding AG	12,084	340,969
*	Intercell AG	101,691	4,716,448
*	Josef Manner & Co. AG	870	67,336
	Lenzing AG	5,108	3,005,679
	Mayr-Melnhof Karton AG	34,669	3,608,378
	Oberbank AG	12,269	2,752,568
	Oesterreichische Post AG	79,279	3,526,458
#	Palfinger AG	47,348	1,871,316
*	RHI AG	96,015	4,501,044
#	Rosenbauer International AG	11,816	625,235
*	S&T System Integration & Technology Distribution AG	6,404	354,814
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,471,103
*	Sparkassen Immobilien AG	58,185	659,853
	UBM Realitaetenentwicklung AG	1,440	107,522
#	Uniqa Versicherungen AG	180,069	5,486,329
	Wolford AG	11,165	390,557
*	Zumtobel AG	52,134	1,626,848

TOTAL — AUSTRIA			63,475,100

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	9,233,050
*	Agfa Gevaert NV	284,547	2,181,371
	Banque Nationale de Belgique	980	4,550,136
#	Barco NV	54,729	3,727,180

1

#	Bekaert SA	58,440	9,390,711
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	263,714
*	Compagnie du Bois Sauvage SA	87	28
#	Compagnie d’Entreprises CFE	41,600	4,560,402
#	Compagnie Immobiliere de Belgique SA	10,849	676,211
	Compagnie Maritime Belge SA	63,197	4,326,141
#	Deceuninck NV	63,700	1,195,222
	D’Ieteren NV SA	13,235	4,054,863
#	Duvel Moorgat SA	9,169	642,081
	Econocom Group SA	67,440	879,269
#	Elia System Operator SA NV	115,749	4,881,124
	Euronav SA	89,385	3,759,917
#	EVS Broadcast Equipment SA	5,500	518,929
#	Exmar NV	78,816	2,279,499
	Floridienne SA	2,033	370,386
	Henex	7,487	570,429
*	ICOS Vision Systems NV	35,433	2,004,095
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	532,724
* #	Innogenetics NV	75,886	675,165
*	Integrated Production & Test Engineering NV	9,275	143,777
* #	International Brachtherapy SA	35,773	230,874
* #	Ion Beam Application	69,021	1,913,454
#	Jensen-Group NV	14,485	197,405
#	Kinepolis	16,788	885,487
	Lotus Bakeries SA	1,401	610,039
#	Melexis NV	88,696	1,595,957
	Omega Pharma SA	85,933	3,596,867
* #	Option NV	114,120	1,065,180
	Picanol	16,620	334,729
*	Real Software NV	606,720	245,258
#	Recticel SA	52,387	768,268
*	Resilux	4,095	236,607
	Rosier SA	655	374,278
#	Roularta Media Group NV	17,839	1,041,586
	Sapec SA	3,635	675,560
*	SAPEC SA	75	272
#	Sioen Industries NV	52,140	739,630
	Sipef NV	2,481	2,027,864
*	Spector Photo Group SA	81,828	155,325
*	Systemat-Datarelay SA	26,232	208,201
*	Telenet Group Holding NV	153,336	3,915,950
	Ter Beke NV	2,281	188,442
	Tessenderlo Chemie NV	92,963	5,079,784
	Unibra SA	1,600	335,535
	Van De Velde NV	28,456	1,371,752
#	VPK Packaging Group SA	13,446	660,088
* #	Zenitel VVPR	28,851	59,247
TOTAL COMMON STOCKS			89,930,063

2

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	9,439
*	Zenitel VVPR Contingent Rights	8,654	135
TOTAL RIGHTS/WARRANTS			9,574

TOTAL — BELGIUM			89,939,637

DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
	Aarhus Lokalbank A.S.	8,030	259,487
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	555,000
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,423,053
	Aktieselskabet Skjern Bank A.S.	3,276	281,220
#	Alk-Abello A.S.	14,295	1,836,236
*	Alm. Brand A.S.	28,360	1,703,265
	Amagerbanken A.S.	33,345	1,498,832
	Ambu A.S.	22,100	392,204
	Arkil Holdings A.S. Series B	780	183,538
	Auriga Industries A.S. Series B	40,020	1,526,116
#	Bang & Olufsen Holding A.S. Series B	31,337	1,727,307
* #	Bavarian Nordic A.S.	17,626	837,539
#	BoConcept Holding A.S.	5,650	349,048
	Bonusbanken A.S.	69,455	372,080
* #	Brodrene Hartmann A.S. Series B	5,865	183,380
* #	Brondbyernes I.F. Fodbold A.S. Series B	15,450	207,500
*	Capinordic A.S.	216,300	527,692
	D/S Norden A.S.	10,125	1,263,124
	Dalhoff, Larson & Horneman A.S. Series B	32,000	459,992
*	Danionics A.S. Series A	32,000	47,433
#	Dantherm Holding A.S.	13,100	326,022
	DFDS A.S.	11,910	1,914,817
	DiBa Bank A.S.	11,660	559,544
	Djursland Bank A.S.	4,485	701,514
	East Asiatic Co., Ltd. A.S.	50,573	3,766,931
*	EDB Gruppen A.S.	5,780	195,337
	F.E. Bording A.S.	600	97,175
#	Fionia Bank A.S.	65,160	1,535,608
	Fluegger A.S. Series B	4,198	442,266
#	Forstaedernes Bank A.S.	65,613	1,619,846
*	GPV Industi A.S.	2,200	80,372
	Gronlandsbanken	768	113,337
#	H&H International A.S. Series B	1,920	548,779
	Harboes Bryggeri A.S.	10,250	331,230
* #	Hedegaard A.S.	1,560	247,277
	Hojgaard Holding A.S. Series B	2,750	104,349
#	IC Companys A.S.	33,305	1,471,038
*	Incentive A.S.	3,575	13,794
	Lan & Spar Bank A.S.	5,150	444,720

3

*	Lastas A.S. Series B	11,200	293,469
	Lollands Bank A.S.	750	52,486
* #	Maconomy Corp. A.S.	63,000	228,382
#	Mols-Linien A.S.	28,500	1,313,882
* #	NeuroSearch A.S.	43,254	2,427,502
	NKT Holding A.S.	44,540	3,758,720
	Nordjyske Bank A.S.	17,600	531,989
#	Norresundby Bank A.S.	7,350	537,020
	Ostjydsk Bank A.S.	2,554	415,274
* #	Parken Sport & Entertainment A.S.	8,474	2,296,287
	Per Aarsleff A.S. Series B	6,145	993,400
*	Pharmexa A.S.	142,740	66,026
#	Ringkjoebing Landbobank Aktieselskab	15,330	2,523,405
	Roblon A.S. Series B	540	122,508
#	Royal Unibrew A.S.	12,690	1,430,017
*	RTX Telecom A.S.	14,000	90,115
	Salling Bank A.S.	910	153,466
	Sanistal A.S. Series B	4,436	458,171
#	Satair A.S.	8,525	465,571
#	Schouw & Co.	73,068	3,091,569
	SimCorp A.S.	16,940	3,289,692
#	Sjaelso Gruppen A.S.	68,030	1,637,999
	SKAKO Industries A.S.	5,130	138,925
* #	Skandinavian Brake Systems A.S.	1,925	76,413
*	Solar Holdings A.S. Series B	1,237	112,332
*	Sondagsavisen A.S.	36,665	228,162
	Spar Nord Bank A.S.	118,769	2,117,218
	Sparbank	10,930	586,106
	Sparekassen Faaborg A.S.	2,027	739,933
	Sydbank A.S.	26,711	1,149,197
	Thrane & Thrane A.S.	8,858	526,409
#	Tivoli A.S.	997	831,900
*	TK Development A.S.	91,456	1,390,387
* #	TopoTarget A.S.	151,600	386,044
	Vestfyns Bank A.S.	680	120,564
	Vestjysk Bank A.S.	29,755	1,234,953

TOTAL — DENMARK			65,963,495

FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
	Alandsbanken AB Series B	18,190	707,461
*	Aldata Solutions Oyj	194,535	357,152
#	Alma Media	286,800	3,836,336
	Amanda Capital Oyj	67,120	381,218
#	Amer Sports Oyj Series A	316,440	5,643,097
	Aspo Oyj	70,175	658,460
#	BasWare Oyj	34,550	423,664
*	Biotie Therapies Corp.	265,590	243,759

4

	Cargotec Oyj Series B	113,014	4,769,411
#	Componenta Oyj	34,400	518,725
#	Comptel P.L.C.	334,565	765,600
	Cramo Oyj	107,300	2,125,523
#	Efore Oyj	129,540	195,355
* #	Elcoteq SE	66,810	688,537
#	Elektrobit Corp.	401,120	805,178
	Elisa Oyj	310,427	6,921,474
#	Etteplan Oyj	62,600	472,905
#	Finnair Oyj	191,942	1,716,509
#	Finnlines Oyj	110,260	2,383,194
	Fiskars Oyj Abp Series A	185,921	3,608,424
#	F-Secure Oyj	447,078	2,017,921
*	GeoSentric Oyj	225,900	24,601
	Glaston Oyj Abp	131,940	593,312
#	HKScan Oyj Series A	74,560	1,112,542
#	Huhtamaki Oyj	348,750	3,729,452
	Ilkka-Yhtyma Oyj	35,460	607,483
#	Ixonos P.L.C.	26,100	152,369
	KCI Konecranes Oyj	251,100	11,519,353
#	Kemira Oyj	256,300	3,644,333
	Laennen Tehtaat Oyj	18,920	449,556
#	Lassila & Tikanoja Oyj	121,476	3,179,758
	Lemminkainen Oyj	52,700	2,795,066
	Martela Oyj	1,060	15,571
#	M-Real Oyj Series B	775,393	2,197,657
*	Neomarkka Oyj	16,652	271,811
#	Nokian Renkaat Oyj	377,280	19,488,258
	Nordic Aluminium Oyj	10,440	354,745
	Okmetic Oyj	54,904	239,346
	OKO Bank P.L.C. Class A	246,498	5,077,105
#	Olvi Oyj Series A	32,290	1,298,058
	Oriola-KD Oyj Class A	26,000	118,555
	Oriola-KD Oyj Class B	27,565	124,396
	Orion Oyj Series A	87,252	1,901,182
#	Orion Oyj Series B	251,321	5,394,788
*	Outotec Oyj	4,500	307,851
	PKC Group Oyj	48,390	595,234
#	Ponsse Oyj	82,280	1,682,601
	Poyry Oyj	186,140	5,140,580
	Raisio P.L.C.	476,433	1,301,793
#	Ramirent Oyj	308,660	3,983,199
	Rapala VMC Oyj	116,640	817,811
#	Raute Oyj Series A	10,390	224,034
#	Rocla Oyj	12,300	210,286
	Scanfil Oyj	123,479	426,531
	Sponda Oyj	159,511	1,658,790
	Stockmann Oyj Abp Series A	45,225	1,910,231
#	Stockmann Oyj Abp Series B	102,904	4,066,805

5

*	Suominen Oyj	17,955	47,611
	SYSOPENDIGIA P.L.C.	55,020	268,829
#	Talentum Oyj	133,500	650,602
	Tecnomen Oyj	196,570	330,521
#	Teleste Oyi	53,559	446,823
	TietoEnator Oyj	285,929	6,342,325
#	Tiimari P.L.C.	18,880	122,803
	Trainers’ House P.L.C.	107,200	198,400
	Tulikivi Oyj	79,440	184,561
	Turkistuottajat Oyj	8,490	115,840
#	Uponor Oyj Series A	212,400	4,619,971
#	Vacon Oyj	44,337	1,983,413
#	Vaisala Oyj Series A	40,300	1,787,123
	Viking Line AB	10,710	641,764
	YIT Oyj	290,790	8,551,564

TOTAL — FINLAND			152,147,096

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
	Akka Technologies SA	5,500	112,536
	Ales Groupe SA	33,613	890,001
*	Alten	62,436	2,505,564
* #	Altran Technologies SA	351,511	3,203,987
	April Group SA	72,959	4,085,697
* #	Archos	22,331	349,136
#	Arkema	205,315	13,114,887
#	Assystem	54,087	831,227
*	Atos Origin SA	69,835	4,123,549
	Aubay	28,405	264,910
	Audika SA	22,509	1,156,865
* #	Avanquest Software	19,360	150,677
*	Axorys SA	11,700	13,106
* #	Baccarat SA	1,090	371,763
#	Banque Tarneaud SA	1,430	293,772
	Beneteau SA	182,095	4,751,341
*	Bigben Interactive	7,762	89,791
	bioMerieux	14,590	1,573,204
#	Boiron SA	25,907	764,201
	Boizel Chanoine Champagne SA	6,304	824,641
	Bonduelle SCA	13,165	1,524,483
#	Bongrain SA	15,098	1,410,310
#	Bourbon SA	151,879	10,480,472
*	Bull SA	298,028	1,311,717
	Burelle SA	4,030	783,767
#	Cafom SA	5,092	138,817
#	Canal Plus SA	280,788	2,755,729
#	Carbone Lorraine SA	56,469	3,474,234
	CBo Territoria	28,320	145,457

6

#	Cegedim SA	11,509	991,341
	Cegid Group	22,866	745,308
*	Cesar SA	14,219	48,284
#	Clarins SA	44,302	2,914,523
* #	Club Mediterranee SA	46,578	2,701,469
	Compagnie Industrielle et Financiere D’Entreprises	300	118,893
*	Compagnie International Andre Trigano SA	983	95,684
*	CS Communication & Systemes	7,938	218,617
	Damartex SA	21,869	614,084
	Delachaux SA	28,440	2,761,423
#	Derichebourg	627,328	5,960,307
*	Dollfus Mieg & Cie SA	54,239	97,883
*	EDF Energies Nouvelles SA	4,662	330,725
#	Electricite de Strasbourg	23,384	4,690,342
	Esso Ste Anonyme Francaise	9,211	2,325,633
	Establissements Maurel et Prom	304,876	7,625,535
	Etam Developpement SA	23,815	926,480
	Euler Hermes SA	20,175	1,903,357
*	Euro Disney SCA	89	15
* #	Euro Disney SCA	49,814	851,934
	Exel Industries SA	11,164	782,049
	Explosifs et de Produits Chimiques	524	337,299
* #	Faurecia SA	60,033	2,985,397
#	Fimalac SA	30,857	2,053,275
	Finuchem SA	18,510	254,954
#	Fleury Michon SA	4,694	234,077
	Francois Freres (Tonnellerie) SA	3,839	199,988
	Gascogne SA	7,112	722,842
	Gaumont SA	14,607	1,341,633
* #	GECI International	63,334	325,260
*	GECI International I07 Shares	10,786	4,363
	Geodis SA	17,364	3,622,606
	Gevelot SA	3,584	301,880
#	GFI Informatique SA	126,539	865,899
	Gifi	7,579	610,315
	Ginger (Groupe Ingenierie Europe)	10,357	225,219
#	GL Events	38,586	1,540,851
#	GPe Pizzorno	5,200	157,788
	Grands Moulins de Strasbourg	110	93,695
*	Groupe Ares	21,994	84,166
	Groupe Crit	24,673	780,689
	Groupe Flo SA	22,019	219,359
* #	Groupe Go Sport SA	2,740	172,553
	Groupe Guillin SA	1,200	102,272
*	Groupe Open	27,590	493,868
#	Groupe Steria SCA	51,952	1,600,026
#	Guerbet SA	5,997	1,193,008
#	Guyenne et Gascogne SA	26,000	3,957,542
	Haulotte Group SA	57,491	1,180,745

7

#	Havas SA	1,200,777	5,308,357
	Idsud	2,227	84,960
	IMS International Metal Service SA	55,060	2,125,242
*	Infogrames Entertainment SA	22,492	413,648
#	Ingenico SA	104,551	3,689,643
* #	Ipsen SA	15,549	1,044,519
	Ipsos SA	86,106	3,167,779
	Lafuma SA	6,384	362,481
	Laurent-Perrier	12,172	1,848,714
* #	Lectra	85,992	534,931
	Lisi SA	16,534	1,748,938
* #	LVL Medical Groupe SA	24,346	549,882
#	M6 Metropole Television	61,717	1,425,115
#	Maisons Franc	12,826	628,693
	Manitou BF SA	48,280	1,501,674
	Manutan International SA	13,920	1,002,749
	MGI Coutier SA	2,753	94,725
*	MoneyLine SA	11	—
	Montupet SA	32,450	373,871
#	Mr. Bricolage SA	23,846	619,049
#	Naturex	6,954	331,521
	Neopost SA	52,369	6,061,275
	Nexans SA	95,135	12,975,038
	Nexity	82,640	3,331,370
#	Norbert Dentressangle	12,697	1,204,717
#	NRJ Group	177,024	1,754,348
	Oberthur Card Systems SA	146,029	1,101,681
*	Oeneo	102,487	319,136
	Orco Property Group	23,394	1,816,560
* #	Orpea	100,822	5,699,729
* #	Osiatis	1,400	8,920
	Paris Orleans et Cie SA	2,660	107,962
	Pierre & Vacances	16,031	1,821,791
	Plastic Omnium SA	30,846	1,041,861
	Plastivaloire SA	4,552	147,167
#	PSB Industries SA	8,438	423,076
	Radiall SA	5,387	623,527
	Rallye SA	79,415	6,033,459
*	Recylex SA	35,449	630,472
	Remy Cointreau SA	75,348	4,455,083
	Rhodia SA	201,262	4,612,878
	Robertet SA	3,167	473,193
*	Rodriguez Group SA	27,733	535,280
	Rougier SA	6,120	614,779
#	Rubis SA	31,132	2,963,304
*	S.T. Dupont SA	39,440	17,164
	Sabeton SA	13,500	263,893
	Saft Groupe SA	42,516	2,004,460
	SAMSE SA	8,800	989,594

8

#	SCOR SE	276,843	6,988,834
	SEB SA	29,333	5,772,518
#	Sechilienne SA	52,820	4,463,694
	Securidev SA	2,500	101,358
*	Seloger.com	2,853	116,773
#	Signaux Girod SA	894	104,259
*	Smoby SA	1,172	51,053
#	Societe BIC SA	87,318	4,346,572
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,006,356
#	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,188,331
#	Societe Industrielle D’Aviations Latecoere SA	21,731	426,286
	Societe Marseillaise du Tunnel Prado Carenage	11,588	486,764
	Societe Pour l’Informatique Industrielle SA	40,908	322,243
* #	Soitec SA	231,215	1,933,706
*	Solving International SA	13,265	70,159
#	Somfy SA	22,500	6,229,225
	Sopra Group SA	23,668	2,000,809
#	Sperian Protection	19,071	2,455,900
#	Spir Communication SA	7,977	711,989
#	Stallergenes SA	33,674	2,969,874
	STEF-TFE	29,698	1,933,358
	Sucriere de Pithiviers Le Vieil	1,825	1,475,781
	Synergie SA	33,924	1,029,354
#	Teleperformance SA	162,718	6,895,239
	Tessi SA	5,050	290,860
* #	Theolia SA	88,858	3,200,023
*	Thomson	36,984	235,274
*	Toupargel Groupe	21,016	601,741
#	Trigano SA	59,181	1,614,446
*	UbiSoft Entertainment SA	100,941	9,785,713
#	Union Financiere de France Banque SA	16,369	794,268
	Valeo SA	220,648	8,800,490
*	Valtech	295,958	211,672
	Viel et Compagnie	162,852	1,015,855
	Vilmorin et Cie SA	19,383	3,824,289
	Virbac SA	16,735	1,550,560
	VM Materiaux SA	6,914	689,835
	Vranken Pommery Monopole	9,879	776,594
#	Zodiac SA	109,073	5,778,296
TOTAL COMMON STOCKS			307,999,855

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA	3,400	53
*	Ales Groupe SA Warrants 03/23/09	316	2,458
*	Bigben Interactive Warrants 12/31/08	2,100	2,222
*	Cybergun Warrants Series A 01/31/08	1,136	18
*	Cybergun Warrants Series B 07/15/10	1,136	18
*	Groupe Ares Warrants 12/18/08	4,713	3,006

9

*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	5,000	778
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,265
*	LVL Medical Groupe SA Rights 06/02/08	24,346	379
TOTAL RIGHTS/WARRANTS			16,197

TOTAL — FRANCE			308,016,052

GERMANY — (11.9%)
COMMON STOCKS — (11.9%)
*	3U Holding AG	117,766	109,915
#	A.S. Creation Tapeton AG	6,853	437,035
* #	AAP Implantate AG	47,250	152,889
#	Aareal Bank AG	119,547	3,553,471
	ADCapital AG	33,040	557,640
* #	Adlink Internet Media AG	71,772	1,548,853
* #	ADVA AG Optical Networking	96,672	432,383
	Agrob AG	5,800	110,250
	Aixtron AG	266,763	3,958,692
#	Altana AG	199,681	3,782,999
#	Amadeus Fire AG	16,192	373,210
	Andreae-Noris Zahn AG	27,200	1,453,615
*	Artnet AG	16,292	204,854
*	Augusta Technologie AG	27,184	631,738
#	Baader Wertpapierhandelsbank AG	142,376	898,215
* #	Balda AG	155,088	469,095
*	Bauer AG	956	100,333
#	Beate Uhse AG	84,361	159,876
#	Bechtle AG	40,189	1,265,457
	Bertrandt AG	23,282	974,329
*	Beta Systems Software AG	8,550	70,924
#	Bilfinger Berger AG	134,277	12,346,657
*	Biolitec AG	26,843	291,846
#	Biotest AG	22,203	1,636,699
*	BKN International AG	35,508	144,677
* #	BMP AG	50,479	126,406
#	Boewe Systec AG	15,333	510,009
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	531,828
* #	Business Media China AG	15,212	384,596
#	Cenit AG	18,394	244,088
* #	CENTROTEC Sustainable AG	42,280	832,317
#	Cewe Color Holding AG	13,917	493,539
#	ComBOTS AG	58,253	978,490
	Comdirect Bank AG	135,842	1,756,248
* #	Computerlinks AG	16,965	314,972
*	Condomi AG	1,800	—
#	Conergy AG	94,598	1,880,463
#	CTS Eventim AG	53,393	2,211,565
	Curanum AG	83,165	606,194

10

*	D. Logistics AG	113,203	261,983
* #	D+S europe AG	77,965	1,572,373
	DAB Bank AG	133,926	1,155,912
#	Data Modul AG	10,414	290,161
*	DEAG Deutsche Entertainment AG	51,845	112,053
*	Demag Cranes AG	2,105	121,455
#	Deutsche Euroshop AG	87,386	3,552,287
	Deutsche Wohnen AG	70,767	1,656,204
#	Deutz AG	257,064	2,805,169
#	Dierig Holding AG	10,500	113,654
	Douglas Holding AG	103,337	5,550,076
#	Dr. Hoenle AG	14,858	206,460
*	Drillisch AG	92,184	634,547
#	Duerr AG	38,845	1,914,761
#	DVB Bank AG	15,627	6,636,334
*	Easy Software AG	13,167	88,636
	Elexis AG	32,938	926,100
* #	Elmos Semiconductor AG	34,592	328,608
* #	ElreingKlinger AG	6,000	672,187
* #	EM. Sports Media AG	160,173	697,685
	Epcos AG	233,608	4,414,909
	Erlus AG	297	160,612
* #	Escada AG	40,309	897,818
#	Euwax AG	18,514	1,478,767
* #	Evotec AG	196,039	390,099
	Fielmann AG	58,362	4,484,619
* #	FJA AG	77,417	283,828
	Freenet AG	231,964	3,939,894
#	Fuchs Petrolub AG	30,747	3,295,527
#	GBW AG	28,417	596,833
#	Gerry Weber International AG	49,579	1,799,716
	Gesco AG	9,455	808,249
#	GFK AG	77,709	3,346,633
* #	GFT Technologies AG	66,050	261,433
* #	GPC Biotech AG	106,084	421,965
	Grammer AG	5,985	158,160
#	Grenkeleasing AG	32,424	1,300,162
	Hamborner AG	63,000	828,820
* #	Hansa Group AG	146,815	383,984
#	Hawesko Holding AG	20,044	736,695
	Heidelberger Druckmaschinen AG	158,748	3,973,907
* #	Hoeft & Wessel AG	20,622	175,022
* #	IKB Deutsche Industriebank AG	21,843	128,247
	Indus Holding AG	41,345	1,603,027
#	Innovation in Traffic Systems AG	23,949	298,327
*	Integralis AG	34,269	277,725
#	INTERSEROH AG	22,803	2,241,758
* #	Intershop Communications AG	58,426	249,464
	Isra Vision Systems AG	10,917	237,472

11

	IVG Immobilien AG	74,201	1,777,840
* #	IVU Traffic Technologies AG	40,338	54,560
* #	Jenoptik AG	157,826	1,264,450
	K&S AG	7,406	3,471,408
*	Kampa AG	28,404	164,274
	KERAMAG Keramische Werke AG	13,000	1,426,689
*	Kloeckner & Co. AG	31,906	1,910,214
#	Kontron AG	181,781	3,041,543
#	Krones AG	69,935	5,831,064
#	KSB AG	4,521	3,289,527
	Kuka AG	85,711	2,897,007
	KWS Saat AG	24,461	6,071,596
#	Lanxess AG	225,235	10,155,259
* #	Leifheit AG	12,500	235,058
#	Leoni AG	115,861	5,886,017
*	Loewe AG	25,187	540,396
* #	LPKF Laser & Electronics AG	28,874	197,049
#	MasterFlex AG	10,531	263,169
*	Mediclin AG	79,703	271,141
*	Medigene AG	90,111	860,383
#	Medion AG	84,110	1,802,415
#	Mensch und Maschine Software AG	27,532	228,923
#	MLP AG	220,135	3,923,741
*	Mologen AG	22,062	269,118
*	Morphosys AG	19,723	1,417,200
	MTU Aero Engines Holding AG	168,097	7,254,614
#	Muehlabauer Holdings AG & Co. KGAA	15,349	593,545
	MVV Energie AG	140,767	6,819,425
#	Nemetschek AG	23,340	627,601
* #	Nexus AG	37,949	169,576
#	Norddeutsche Affinerie AG	155,196	7,425,376
* #	Nordex AG	87,845	3,973,952
#	OHB Technology AG	37,069	620,032
	Oldenburgische Landesbank AG	4,234	335,947
	P&I Personal & Informatik AG	17,889	480,998
* #	Paion AG	51,500	126,545
	Paragon AG	22,134	253,733
	PC-Ware AG	15,184	281,976
#	Pfeiffer Vacuum Technology AG	31,639	3,129,226
#	Pfleiderer AG	171,935	3,324,950
*	Pixelpark AG	89,712	99,036
* #	Plambeck Neue Energien AG	148,115	685,303
*	Praktiker Bau- Und Heimwerkermaerkte AG	57,274	1,490,467
* #	Premiere AG	314,084	6,690,657
#	Progress-Werk Oberkirch AG	6,250	319,649
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	330,639
*	Pulsion Medical Systems AG	26,674	198,188
* #	PVATepla AG	51,882	668,666
* #	QIAGEN NV	521,102	10,434,990

12

* #	QSC AG	295,921	1,103,753
#	R. Stahl AG	14,839	690,905
#	Rational AG	15,083	3,360,020
	REALTECH AG	13,541	284,660
	Renk AG	19,400	1,827,626
* #	REpower Systems AG	21,093	6,851,351
#	Rheinmetall AG	110,565	8,756,152
#	Rhoen-Klinikum AG	293,208	9,042,433
#	Ruecker AG	21,675	260,441
*	S.A.G. Solarstrom AG	47,672	147,185
	Sartorius AG	32,181	1,231,081
	Schlott Sebaldus AG	15,429	376,940
	Sektkellerei Schloss Wachenheim AG	15,120	153,208
*	Senator Entertainment AG	980	1,856
*	SGL Carbon AG	224,335	16,588,313
* #	Silicon Sensor International AG	12,195	159,695
* #	Singulus Technologies AG	112,455	1,475,607
*	Sinner AG	2,660	82,114
#	Sixt AG	38,312	2,043,948
#	SM Wirtschaftsberatungs AG	18,841	298,598
#	Software AG	72,145	5,387,745
*	Solar Millennium AG	35,500	1,783,077
* #	Solon AG fuer Solartechnik	18,988	1,361,052
#	Stada Arzneimittel AG	178,386	11,759,669
#	STINAG Stuttgarter Invest AG	36,048	1,602,989
*	Stoehr & Co. AG	16,000	105,632
#	Strabag AG	10,386	4,234,516
	Stratec Biomedical Systems AG	27,297	743,641
#	Sued-Chemie AG	29,146	4,260,848
	Suedzucker AG	35,773	806,044
* #	Suess Microtec AG	59,969	469,486
	Symrise AG	88,863	2,212,145
*	Syzygy AG	30,656	158,791
#	Takkt AG	146,687	2,657,589
*	TDS Informationstechnologie AG	89,063	510,985
#	Technotrans AG	21,735	434,467
*	Telegate AG	20,500	356,312
#	Teles AG	41,582	120,232
	Textilgruppe Hof AG	12,170	151,452
* #	Tomorrow Focus AG	101,081	457,219
#	Umweltbank AG	17,805	448,251
	United Internet AG	65,269	1,428,280
#	Utimaco Safeware AG	35,121	511,377
	VBH Holding AG	9,415	89,463
#	Vivacon AG	60,307	811,613
#	Vossloh AG	34,930	5,036,157
	Wanderer-Werke AG	7,903	153,753
*	Washtec AG	54,420	921,099
	Wincor Nixdorf AG	115,500	9,164,668

13

*	Wirecard AG	210,816	4,092,585
#	Wuerttembergische Lebensversicherung AG	28,123	1,376,514
#	Wuerttembergische Metallwarenfabrik AG	30,330	1,614,010
* #	Zapf Creation AG	29,235	186,009

TOTAL — GERMANY			348,735,372

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	225,946
*	Aegek S.A.	437,330	149,213
	Alapis Holdings Industrial & Commercial S.A.	1,954,662	6,394,855
*	Alco Hellas ABEE S.A.	103,281	165,794
*	Alfa Alfa Energy S.A.	3,810	8,239
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,609,740
*	Alte Technical Co.	85,048	10,585
*	Altec S.A. Information & Communication Systems	80,278	172,242
*	Alumil Milonas Aluminum Industry S.A.	52,886	280,678
*	Alysida S.A.	2,376	7,360
	Anek Lines S.A.	639,521	2,039,796
	Aspis Bank S.A.	228,007	978,338
*	Astir Palace Hotels S.A.	98,660	868,090
	Athens Medical Center S.A.	150,874	692,791
*	Atlantic Supermarkets S.A.	35,080	98,006
	Atti-Kat S.A.	196,084	195,236
	Autohellas S.A.	83,520	463,164
*	Babis Vovos International Construction S.A.	61,592	2,107,655
*	Balafas S.A.	15,200	4,493
*	Balkan Export S.A.	41,970	221,716
*	Bank of Attica S.A.	202,121	1,181,578
	Bank of Greece	60,332	8,645,809
	Benrubi S.A.	27,741	180,321
*	C. Rokas S.A.	44,569	977,109
	Centric Multimedia S.A.	51,942	214,129
	Daios Plastics S.A.	16,350	253,477
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	158,341	1,064,544
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	100,395
*	Elbisco Holding S.A.	28,098	43,237
*	Elektrak S.A.	36,580	299,805
	Elektroniki Athinon S.A.	34,490	374,474
*	Elephant S.A.	26,310	—
*	Empedos S.A.	15,974	1,988
*	Emporiki Bank of Greece S.A.	4,980	147,173
	ETEM S.A.	72,082	160,449
*	Etma Rayon S.A.	11,242	24,660
	Euro Reliance General Insurance Co. S.A.	55,110	214,157
	Euromedica S.A.	64,900	675,474

14

*	European Technical S.A.	32,750	11,719
	Everest S.A.	68,950	369,428
	EYDAP Athens Water Supply & Sewage Co. S.A.	28,481	481,087
	F.G. Europe S.A.	4,536	16,300
*	Forthnet S.A.	115,475	1,031,649
	Fourlis Holdings S.A.	131,115	4,445,127
	Frigoglass S.A.	88,060	2,960,367
	GEK Group of Cos S.A.	176,229	2,444,148
	General Commercial S.A.	64,410	80,102
*	Geniki Bank	241,630	1,441,368
*	Greek Postal Savings Bank	328,733	5,801,322
	Halkor S.A.	226,556	805,483
*	Hatzioannou Holdings S.A.	157,062	290,866
	Hellenic Cables S.A.	65,236	364,848
	Hellenic Duty Free Shops S.A.	101,270	1,797,965
	Hellenic Exchanges S.A.	117,927	2,258,512
*	Hellenic Sugar Industry S.A.	87,664	542,789
	Hellenic Technodomiki Tev S.A.	506,350	6,373,333
	Heracles General Cement Co. S.A.	93,293	2,390,709
*	Iaso S.A.	175,950	2,497,782
	Inform P. Lykos S.A.	35,570	198,456
*	Informatics S.A.	3,778	1,822
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,234,499
*	Intracom Technical & Steel Constructions S.A.	105,050	147,251
*	Ionian Hotel Enterprises S.A.	16,914	418,754
*	Ipirotiki Software & Publications S.A.	22,110	66,731
	J&P-Avax S.A.	163,746	1,237,351
	Karelia Tobacco Co., Inc. S.A.	5,810	601,312
	Kathimerini Publishing S.A.	47,170	441,665
	Katselis Sons S.A. Bread Industry	41,545	75,682
	Lambrakis Press S.A.	118,587	684,065
*	Lan-Net S.A.	126,887	35,599
	Lavipharm S.A.	96,324	304,866
*	Loulis Mills S.A.	41,702	200,049
*	M.J. Mailis S.A.	154,984	212,461
*	Maritime Company of Lesvos S.A.	299,836	265,729
	Metka S.A.	100,500	2,126,235
	Michaniki S.A.	165,545	1,188,482
	Minoan Lines S.A.	248,689	1,832,819
*	Motodynamic S.A.	5,118	37,495
	Motor Oil (Hellas) Corinth Refineries S.A.	108,795	2,641,884
*	Multirama S.A.	10,990	107,340
	Mytilineos Holdings S.A.	254,516	3,400,150
	Neochimiki Lv Lavrentiadis S.A.	106,158	3,139,571
	Nirefs Acquaculture S.A.	143,700	561,326
*	Parnassos Enterprises S.A.	50,700	144,343
*	Pegasus Publishing S.A.	95,510	381,094
*	Petzetakis S.A.	49,310	52,791

15

*	Piraeus Leasing S.A.	5,765	44,874
*	Piraeus Port Authority S.A.	12,293	439,625
*	Promota Hellas S.A.	8,860	3,170
*	Proton Bank S.A.	5,073	59,031
	Real Estate Development & Services S.A.	94,497	475,530
	S&B Industrial Minerals S.A.	56,301	921,995
	Sanyo Hellas S.A.	168,151	196,060
	Sarantis S.A.	77,120	1,439,049
	Sato S.A.	62,978	148,975
*	Selected Textile Industry Assoc. S.A.	87,690	73,694
	Sfakianakis S.A.	91,320	1,019,173
*	Singularlogic S.A.	100,470	436,850
*	Spyroy Agricultural Products S.A.	61,348	183,397
*	Stabilton S.A.	27,530	3,426
*	Technical Olympic S.A.	298,025	278,190
*	Technodomi M.Travlos Brothers S.A.	13,910	4,544
	Teletypos S.A. Mega Channel	72,717	796,028
	Terna Tourist Technical & Maritime S.A.	101,190	1,314,935
*	Themeliodomi S.A.	37,422	21,541
*	Thessaloniki Port Authority S.A.	4,311	199,039
	Thrace Plastics Co. S.A.	109,280	217,483
	Titan Cement Co. S.A.	54,523	2,457,893
	Viohalco S.A.	418,755	3,923,351
*	Vioter S.A.	167,883	198,225

TOTAL — GREECE			104,253,520

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	694,802
*	Aer Lingus Group P.L.C.	43,504	113,428
*	Aminex P.L.C.	440,966	219,546
*	Blackrock International Land P.L.C.	897,420	329,473
	C&C Group P.L.C.	375,871	3,019,028
*	Datalex P.L.C.	248,822	216,805
	DCC P.L.C.	318,216	7,405,168
	Donegal Creameries P.L.C.	26,085	249,292
*	Dragon Oil P.L.C.	1,481,861	15,289,406
	FBD Holdings P.L.C.	130,021	4,856,422
	Fyffes P.L.C.	1,051,012	1,321,679
	Glanbia P.L.C.	788,830	6,051,238
	Greencore Group P.L.C.	618,747	2,940,103
*	Horizon Technology Group P.L.C.	236,352	415,150
	IAWS Group P.L.C.	361,987	8,822,282
	IFG Group P.L.C.	205,432	653,385
	Independent News & Media P.L.C.	1,004,522	3,597,149
*	IONA Technologies P.L.C.	100,946	345,961
	Irish Continental Group P.L.C.	93,833	2,956,410
* #	Kenmare Resources P.L.C.	2,265,253	2,328,074

16

	Kingspan Group P.L.C.	362,142	3,840,437
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	920,455
	Paddy Power P.L.C.	185,965	6,701,407
*	Providence Resources P.L.C.	6,258,198	972,533
	Readymix P.L.C.	323,262	615,375
	Total Produce P.L.C.	897,420	861,284
	United Drug P.L.C.	813,952	4,907,200
*	Waterford Wedgwood P.L.C.	7,869,750	88,177
TOTAL COMMON STOCKS			80,731,669

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			80,731,669

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	293,436	603,021
	ACEA SpA	183,885	3,838,875
	Acegas-APS SpA	114,287	957,074
#	Actelios SpA	343,329	3,997,872
*	Aedes SpA	324,161	897,758
#	Aeroporto de Firenze SpA	17,918	501,920
#	Amplifon SpA	521,701	1,634,829
#	Astaldi SpA	222,877	2,087,751
*	Autogrill SpA, Novara	184,428	2,714,766
#	Azimut Holding SpA	437,146	4,469,360
#	Banca Finnat Euramerica SpA	706,431	938,968
	Banca Generali SpA	13,208	110,940
#	Banca Ifis SpA	54,527	821,921
#	Banca Intermobiliare SpA	319,984	2,489,509
*	Banca Italease SpA	183,202	2,090,201
#	Banca Piccolo Credito Valtellinese Scarl SpA	476,578	5,340,037
#	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,382,098
* #	Banca Profilo SpA	253,156	555,749
	Banco di Desio e della Brianza SpA	293,962	3,102,802
	Beghelli SpA	427,981	628,717
	Benetton Group SpA	215,540	2,892,082
	Beni Stabili SpA, Roma	1,309,500	1,391,076
	Biesse SpA	55,616	1,138,205
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	653,186
	Brembo SpA	145,288	1,707,244
#	Bulgari SpA	407,043	4,704,012
	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	4,057,586
	Caltagirone Editore SpA	173,503	986,868
#	Caltagirone SpA	255,879	2,090,268
	Cam Finanziaria SpA	36,527	49,903

17

	Carraro SpA	85,800	763,484
#	Cembre SpA	40,330	367,072
#	Cementir SpA	262,430	2,257,043
* #	Ciccolella SpA	30,000	83,393
*	Cirio Finanziaria SpA	175,000	—
	Class Editore SpA	165,655	311,559
#	Credito Artigiano SpA	371,969	1,539,858
#	Credito Bergamasco SpA	137,120	5,938,655
#	Credito Emiliano SpA	230,198	2,481,852
*	Cremonini SpA	218,517	1,018,880
*	CSP International Fashion Group SpA	87,961	203,305
	Danieli & Co. SpA	97,048	4,027,129
	Davide Campari - Milano SpA	470,657	4,455,079
	De Longhi SpA	314,782	1,469,250
* #	Digital Multimedia Technologies SpA	25,000	858,298
	Emak SpA	57,399	443,459
* #	EnerTad SpA	95,849	375,238
#	ERG SpA	195,275	4,469,229
	Ergo Previdenza SpA	128,343	825,887
#	Esprinet SpA	81,154	606,670
* #	Fiera Milano SpA	37,863	408,957
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	235,494
#	Gemina SpA	1,185,871	1,742,812
#	Geox SpA	79,455	1,025,221
#	Gewiss SpA	249,008	1,495,693
#	Granitifiandre SpA	82,117	864,169
* #	Greenergycapital SPA	4,794	8,354
#	Gruppo Ceramiche Ricchetti SpA	127,131	333,343
*	Gruppo Coin SPA	77,286	456,568
#	Gruppo Editoriale L’Espresso SpA	808,634	2,480,779
*	Guala Closures SpA	100,675	624,629
#	Hera SpA	844,353	3,581,635
	I Grandi Viaggi SpA	98,547	226,542
#	Immsi SpA	717,616	1,001,505
*	Impregilo SpA	1,215,577	7,492,033
#	Indesit Co. SpA	204,479	2,565,331
#	Industria Macchine Automatique SpA	72,957	1,574,564
	Industria Romagnola Conduttori Elettrici SpA	43,452	176,147
#	Intek SpA	661,259	664,411
	Interpump Group SpA	248,737	2,429,038
#	Iride SpA	1,538,279	5,190,358
* #	Isagro SpA	16,993	137,007
#	Italmobiliare SpA	23,578	2,328,834
* #	Juventus Football Club SpA	403,805	645,834
*	KME Group SpA	479,430	845,655
	Marazzi Group SPA	56,765	624,666
#	Mariella Burani SpA	58,212	1,587,966
#	Marr SpA	131,000	1,389,104

18

	Meliorbanca SpA	249,443	1,009,324
	Milano Assicurazioni SpA	611,640	3,848,804
	Mirato SpA	36,779	478,785
#	Mondadori (Arnoldo) Editore SpA	372,799	2,719,485
*	Monrif SpA	315,834	312,450
*	Montefibre SpA	260,521	208,125
	Navigazione Montanari SpA	263,594	1,095,563
*	NGP SpA	17,891	9,742
*	Nice SpA	13,196	62,779
*	Opengate Group SpA	4,000	11,886
*	Pagnossin SpA	9,000	—
	PanariaGroup Industrie Ceramiche SpA	42,000	217,733
	Permasteelisa SpA	67,249	1,444,480
*	Piaggio & C SpA	318,261	768,700
* #	Pininfarina SpA	31,285	371,708
	Pirelli & C.Real Estate SpA	41,706	1,071,983
* #	Poligrafici Editoriale SpA	257,869	259,691
	Premafin Finanziaria SpA	1,099,328	2,448,158
	Premuda SpA	335,331	730,945
*	RDM Realty SpA	5,771	24,062
	Recordati SpA	402,035	3,217,949
*	Reno de Medici SpA	683,435	404,519
*	Richard-Ginori 1735 SpA	140,800	90,248
* #	Risanamento Napoli SpA	372,485	810,769
#	Sabaf SpA	23,325	722,530
	SAES Getters SpA	30,068	807,332
	Safilo Group SpA	307,754	860,127
#	SAVE SpA	97,954	1,523,277
*	Schiapparelli 1824 SpA	1,322,152	88,186
	Smurfit Sisa SpA	69,977	218,792
*	Snia SpA	334,003	318,635
* #	Societa Partecipazioni Finanziarie SpA	959,063	671,654
#	Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,731,261
* #	Socotherm SpA	66,740	573,697
#	Sogefi SpA	324,310	1,668,712
	Sol SpA	194,092	1,419,947
*	Sorin SpA	1,111,854	1,920,538
* #	Stefanel SpA	96,348	172,543
*	Tecnodiffusione Italia SpA	3,332	10,367
* #	Telecom Italia Media SpA	6,317,650	1,268,826
* #	Tiscali SpA	1,176,229	4,394,821
#	Tod’s SpA	51,986	3,240,181
	Trevi Finanziaria SpA	125,441	3,221,628
*	Viaggi del Ventaglio SpA	173,948	136,222
	Vianini Industria SpA	59,070	302,044
	Vianini Lavori SpA	180,752	2,924,175
	Vincenzo Zucchi SpA	144,350	657,394
	Vittoria Assicurazioni SpA	62,484	1,241,416
TOTAL COMMON STOCKS			193,178,780

19

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	280,346	54,518
*	Intek SpA Rights 06/13/08	178,760	27,115
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,484
TOTAL RIGHTS/WARRANTS			96,117

TOTAL — ITALY			193,274,897

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
#	Aalberts Industries NV	365,614	8,025,840
#	Accell Group NV	34,374	1,381,455
*	AFC Ajax NV	18,134	209,087
	Amsterdam Commodities NV	60,689	451,602
#	Arcadis NV	186,219	4,468,124
#	ASM International NV	202,031	5,140,245
*	Atag Group NV	4,630	2,089
	Batenburg Beheer NV	5,153	463,677
* #	BE Semiconductor Industries NV	142,819	738,037
#	Beter Bed Holding NV	69,403	1,436,499
	Boskalis Westminster CVA	137,027	8,315,306
	Brunel International NV	65,086	1,675,717
#	Corporate Express NV	441,331	5,814,896
	Crown Van Gelder NV	18,307	365,688
* #	Crucell NV	237,868	4,542,223
* #	Crucell NV ADR	45,768	874,626
	DOCdata NV	22,463	235,977
#	Draka Holding NV	48,947	1,891,357
	Eriks Group NV	43,983	3,090,052
	Exact Holding NV	97,790	3,467,120
	Fornix Biosciences NV	29,890	789,038
	Gamma Holding NV	21,255	1,448,947
	Grontmij NV	78,112	3,607,438
#	Heijmans NV	91,720	2,825,641
	ICT Automatisering NV	35,281	482,139
	Imtech NV	256,265	7,191,040
#	Innoconcepts NV	78,009	1,371,934
#	Jetix Europe NV	133,537	3,731,737
	Kas Bank NV	49,050	2,236,180
	Kendrion NV	41,018	1,105,196
	Koninklijke Bam Groep NV	428,118	10,001,024
* #	Koninklijke Econosto NV	1,348	17,228
	Koninklijke Ten Cate NV	98,255	3,526,852
	Koninklijke Vopak NV	73,543	5,357,834
*	Laurus NV	262,779	1,748,593
#	Macintosh Retail Group NV	99,784	2,627,432
*	Maverix Capital NV	1,500	—

20

#	Nederlandsche Apparatenfabriek NV	29,670	1,181,846
	Nutreco Holding NV	143,491	10,423,358
#	Oce NV	347,053	4,889,055
	OPG Groep NV	214,534	5,244,182
	Ordina NV	155,263	2,688,430
* #	Pharming Group NV	285,229	314,854
*	Punch Graphix NV	12,412	78,989
* #	Qurius NV	351,539	366,009
	Randstad Holdings NV	59,303	2,585,014
	Royal Reesink NV	2,050	325,105
* #	RSDB NV	12,436	734,428
*	Samas NV	114,215	609,651
	Sligro Food Group NV	154,740	6,803,662
	Smit Internationale NV	45,380	5,080,640
	Stern Groep NV	1,258	58,214
* #	Tele Atlas NV	351,470	16,400,618
#	Telegraaf Media Groep NV	173,335	6,056,180
*	Textielgroep Twenthe NV	1,000	3,889
	TKH Group NV	101,120	2,705,616
*	Tulip Computers NV	47,757	301,756
	Unit 4 Agresso NV	76,624	2,075,706
	USG People NV	192,665	4,401,775
* #	Van der Moolen Holding NV	117,201	595,731
TOTAL COMMON STOCKS			174,582,578

RIGHTS/WARRANTS — (0.0%)
*	Accell Group NV Coupons	34,374	—
*	Eriks Group NV Coupons	43,983	—
*	Smit Internationale NV Coupons	45,380	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			174,582,578

NORWAY — (2.9%)
COMMON STOCKS — (2.9%)
#	Acta Holding ASA	584,100	1,571,435
* #	Aker Yards ASA	359,443	4,123,468
#	Aktiv Kapital ASA	72,417	1,132,087
#	Arendals Fosse Kompani ASA	100	38,477
	Austevoll Seafood ASA	12,352	85,897
* #	Awilco Offshore ASA	207,051	2,895,525
* #	Birdstep Technology ASA	111,000	169,853
* #	Blom ASA	80,567	796,879
#	Bonheur ASA	67,400	3,379,533
* #	BW Gas ASA	83,929	822,326
#	Camillo Eitze & Co. ASA	58,200	751,145
#	Cermaq ASA	186,800	2,396,811
* #	Det Norske Oljeselskap ASA	2,367,200	4,618,566
	DOF ASA	115,506	1,331,844

21

	EDB Business Partner ASA	149,417	1,053,877
*	Eitzen Chemical ASA	68	260
#	Ekornes ASA	110,190	1,906,167
* #	Eltek ASA	126,859	1,030,651
*	Ementor ASA	155,351	1,186,693
	Farstad Shipping ASA	60,790	1,676,995
	Ganger Rolf ASA	54,353	2,413,609
*	Gregoire ASA	25,808	7,585
	Havila Shipping ASA	22,400	382,334
* #	Ignis ASA	37,372	34,448
* #	IOT Holdings ASA	75,603	26,665
	Itera Consulting Group ASA	168,000	152,918
	Kongsberg Automotive ASA	125,200	661,245
	Kongsberg Gruppen ASA	49,500	4,042,001
*	Kverneland Group ASA	258,080	707,800
#	Leroy Seafood Group ASA	92,100	1,939,732
* #	Marine Harvest	1,735,400	1,166,025
*	Nordic Semiconductor ASA	51,200	265,833
* #	Norse Energy Corp. ASA	655,400	1,016,819
* #	Norwegian Air Shuttle ASA	31,600	513,939
* #	Ocean Rig ASA	505,762	4,442,747
	Odfjell ASA Series A	94,900	1,477,479
#	Olav Thon Eiendomsselskap ASA	13,360	2,066,616
* #	Petrolia Drilling ASA	1,520,000	872,039
*	Photocure ASA	33,562	237,094
* #	Q-Free ASA	85,000	196,470
*	Revus Energy ASA	31,609	541,865
	Rieber and Son ASA Series A	109,654	956,640
* #	Roxar ASA	101,454	114,446
	Scana Industrier ASA	252,423	716,390
*	Sevan Marine ASA	378,500	6,024,143
* #	Software Innovation ASA	51,795	101,261
	Solstad Offshore ASA	59,900	1,659,234
* #	Songa Offshore ASA	77,833	1,236,192
	SpareBank 1 SMN	150,192	1,617,273
*	Synnove Finden ASA	27,317	112,824
#	Tandberg ASA Series A	271,010	4,823,793
* #	Tandberg Data ASA	1,222	477
*	TGS Nopec Geophysical Co. ASA	333,740	5,296,771
#	Tomra Systems ASA	604,728	4,322,765
	TTS Marine ASA	32,900	519,810
	Veidekke ASA	319,230	2,566,245
	Wilh. Wilhelmsen ASA	60,800	2,264,451

TOTAL — NORWAY			86,466,467

22

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
*	Altri SGPS SA	52,390	351,480
#	Banco BPI SA	185,558	908,993
	Corticeira Amorim	230,410	559,768
	Finibanco Holdings SGPS SA	197,573	1,213,298
	Ibersol SGPS SA	20,401	259,921
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	959,620
* #	Investimentos Participacoes e Gestao SA	319,480	402,365
	Jeronimo Martins SGPS SA	753,805	5,435,420
#	Mota-Engil SGPS SA	351,723	2,989,860
* #	Novabase SGPS	67,691	464,161
* #	ParaRede SGPS SA	545,591	152,531
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,993,005
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	290,120	3,148,070
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,094,716
	Sociedade de Investimento e Gestao SGPS SA	265,882	3,634,375
#	Sonae Industria SGPS SA	280,469	1,635,569
* #	Sonaecom SGPS SA	583,911	2,039,189
*	Sporting Sociedade Desportiva de Futebol	10,459	28,316
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	217,206
* #	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,931,496
	Toyota Caetano Portugal SA	54,900	760,151
TOTAL COMMON STOCKS			31,179,510

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	185,558	33,198

TOTAL — PORTUGAL			31,212,708

SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
#	Abengoa SA	105,048	3,704,735
#	Adolfo Dominguez SA	20,351	551,850
#	Amper SA	90,745	1,562,972
#	Antena 3 de Television SA	247,218	2,534,140
* #	Avanzit SA	571,836	2,425,983
* #	Azkoyen SA	67,174	579,022
#	Banco de Andalucia SA	9,800	890,939
	Banco de Credito Balear SA	35,424	968,532
#	Banco Guipuzcoano SA	336,566	5,386,911
#	Banco Pastor SA	128,523	1,885,277
*	Baron de Ley SA	14,325	1,086,621
*	Bolsas y Mercados Espanoles	52,912	2,456,635
* #	Campofrio Alimentacion SA	96,667	1,543,183
#	Cementos Portland Valderrivas SA	29,396	2,776,316
	Compania Vinicola del Norte de Espana SA	16,600	455,645
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,472,158
* #	Corporacion Dermoestetica	65,100	526,847
* #	Dogi International Fabrics SA	111,418	150,920
#	Duro Felguera SA	177,786	1,814,712

23

#	Ebro Puleva SA	269,019	5,415,041
#	Electnor SA	102,087	4,978,269
* #	Ercros SA	2,328,584	1,014,362
* #	Espanola del Zinc SA	29,250	101,339
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	416,421	5,153,407
*	Faes Farma SA	42,921	531,178
*	General de Alquiler de Maquinaria	19,649	529,062
	Grupo Catalana Occidente SA	132,449	4,225,480
#	Grupo Empresarial Ence SA	368,840	3,401,958
#	Iberia Lineas Aereas de Espana SA	1,381,661	4,530,310
	Iberpapel Gestion SA	26,621	654,112
#	Inbesos SA	12,494	118,602
	Indra Sistemas SA	47,420	1,294,215
	Inmobiliaria del Sur SA	2,764	232,192
#	La Seda de Barcelona SA	1,981,134	4,006,958
#	Mecalux SA	61,329	1,813,365
#	Miquel y Costas & Miquel SA	26,111	473,290
#	Natra SA	88,094	1,000,252
* #	Natraceutical SA	746,798	906,480
* #	NH Hoteles SA	260,195	4,034,903
*	Nicolas Correa SA	26,994	262,521
*	Obrascon Huarte Lain SA	107,743	4,400,665
#	Papeles y Cartones de Europa SA	199,144	1,861,286
	Pescanova SA	26,443	1,424,169
#	Prim SA	32,582	562,084
*	Prim SA Issue 08	3,258	56,209
#	Promotora de Informaciones SA	233,643	3,843,910
	Prosegur Cia de Seguridad SA	80,342	3,538,137
#	Service Point Solutions SA	474,916	1,670,203
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	601,627
#	Sol Melia SA	212,854	2,780,889
#	SOS Cuetara SA	356,909	7,858,274
* #	Tavex Algodonera SA	244,132	608,026
*	Tecnocom Telecomunicaciones y Energia SA	124,371	735,225
#	Tubacex SA	439,949	5,003,699
	Tubos Reunidos SA	408,205	2,654,190
#	Unipapel SA	48,800	1,077,114
* #	Urbas Guadahermosa SA	267,319	137,326
* #	Vertice Trescientos Sesenta Grados SA	57,183	118,147
#	Vidrala SA	63,492	2,130,441
#	Viscofan SA	184,330	4,344,813
#	Vocento SA	196,847	3,183,393
* #	Zeltia SA, Madrid	573,453	4,371,235
TOTAL COMMON STOCKS			132,411,756

RIGHTS/WARRANTS — (0.0%)
*	Prim SA Rights	32,582	55,758

TOTAL — SPAIN			132,467,514

24

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
	Aarhuskarlshamn AB	29,944	823,916
#	Acando AB	160,086	368,495
*	Active Biotech AB	77,400	550,209
	Addtech AB Series B	56,300	1,386,850
	AF AB Series B	48,500	1,577,854
* #	Anoto Group AB	261,833	266,383
	Aros Quality Group AB	41,400	262,451
*	Artimplant AB Series B	30,000	16,068
	Atrium Ljungberg AB Series B	15,200	177,983
	Axfood AB	92,000	3,086,091
#	Axis Communications AB	180,094	3,126,100
	B&B Tools AB	66,900	1,936,108
	Ballingslov International AB	82,875	851,596
	Beiger Electronics AB	14,700	378,699
	Beijer Alma AB	58,800	801,168
	Bilia AB Series A	116,725	1,266,553
#	Billerud AB	168,100	1,506,634
*	BioGaia AB Series B	38,000	285,923
*	Biotage AB	141,240	199,152
*	Biovitrum AB	3,390	37,325
	Bong Ljungdahl AB	24,800	161,069
*	Brostrom AB Series B	54,345	404,028
	Cantena AB	58,362	970,751
	Cardo AB	63,000	1,717,816
*	Carl Lamm AB	33,280	331,097
	Castellum AB	420,800	4,633,900
#	Clas Ohlson AB Series B	102,500	1,595,333
	Cloetta AB Series B	28,800	1,020,973
#	Concordia Maritime AB Series B	70,300	270,495
	Consilium AB Series B	16,994	134,996
#	D. Carnegie & Co. AB	186,300	2,673,126
	Elekta AB Series B	311,300	5,596,702
*	Enea Data AB Series B	50,600	354,473
#	Eniro AB	426,756	2,418,540
	Expanda AB	19,547	184,931
	Fabege AB	403,000	3,530,518
	Fagerhult AB	16,800	445,322
	G & L Beijer AB Series B	28,200	830,379
	Geveko AB	10,800	153,041
	Gunnebo AB	106,800	863,446
	Gunnebo Industrier AB	10,000	199,322
	Haldex AB	74,500	1,459,514
	Heba Fastighets AB Series B	43,500	435,206
*	HIQ International AB	126,689	669,823

25

	HL Display AB Series B	57,600	473,558
	Hoganas AB Series B	77,300	1,634,055
*	Hoganas AB Series B Redemption Shares	77,300	193,234
	Holmen AB Series B	18,200	620,909
*	Home Capital AB	25,400	268,794
#	Home Properties AB	25,400	440,266
* #	IBS AB Series B	195,200	382,597
	Industrial & Financial Systems AB Series B	48,760	551,072
	Intrum Justitia AB	163,100	2,842,886
#	JM AB	275,373	4,813,650
*	KappAhl Holding AB	72,459	583,813
	Klovern AB	303,476	1,174,188
	Kungsleden AB	424,500	3,947,275
	Lagercrantz Group AB Series B	64,300	366,715
*	LBI International AB	107,651	432,629
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,468,220
*	Lundin Petroleum AB	40,420	626,644
#	Meda AB Series A	105,190	1,499,018
*	Medivir Series B	44,650	479,712
* #	Micronic Laser Systems AB	105,400	509,741
*	Midelfart Sonesson AB Series B	4,160	6,871
	Munters AB	171,000	1,941,380
	NCC AB Series B	182,120	3,458,589
*	Net Insight AB Series B	924,000	978,839
	New Wave Group AB Series B	107,400	772,139
#	NIBE Industrier AB	185,200	1,485,238
	Nobia AB	433,500	3,042,199
	Nolato AB Series B	66,440	648,135
	OEM International AB Series B	44,400	317,458
#	ORC Software AB	36,300	684,275
*	Pa Resources AB	322,609	3,968,782
*	Partnertech AB	28,800	179,566
	Peab AB Series B	250,400	2,255,673
	Peab Industri AB	125,200	1,321,516
	Poolia AB Series B	36,150	206,634
*	Pricer AB Series B	1,711,500	171,227
	Proact It Group AB	29,000	192,908
*	Proffice AB	215,400	574,390
	Profilgruppen AB	16,300	175,258
#	Q-Med AB	159,200	1,182,345
	RaySearch Laboratories AB	12,700	197,071
* #	Readsoft AB Series B	48,800	113,581
	Rederi AB Transatlantic Series B	95,600	743,132
#	rnb Retail and Brands AB	130,200	576,766
* #	Rottneros Bruk AB	425,600	139,126
*	Scribona AB Series B	226,140	196,096
*	Semcon AB	39,900	505,971
	Sigma AB Series B	25,800	31,204
*	Sintercast AB	11,800	247,803

26

	Skanditek Industrifoervaltnings AB	156,975	578,489
	Skistar AB	94,800	1,501,338
	Studsvik AB	21,900	436,843
	SWECO AB Series B	184,000	1,834,297
* #	Teleca AB Series B	157,200	243,807
	Ticket Travel Group AB	27,152	57,075
*	TradeDoubler AB	26,400	507,700
#	Trelleborg AB Series B	301,555	5,635,824
	Uniflex AB Series B	3,630	66,134
	VBG AB Series B	1,084	20,703
*	Vitrolife AB	41,500	187,721
*	Wedins Skor & Accessoarer AB	113,400	57,612
	Wihlborgs Fastigheter AB	65,658	1,295,186
TOTAL COMMON STOCKS			113,006,236

RIGHTS/WARRANTS — (0.0%)
*	Active Biotech AB Rights 06/09/08	77,400	258

TOTAL — SWEDEN			113,006,494

SWITZERLAND — (9.4%)
COMMON STOCKS — (9.4%)
#	A. Hiestad Holding AG	1,426	2,434,861
*	Actelion, Ltd.	41,496	2,269,556
	AFG Arbonia-Forster Holding AG	4,799	1,402,879
	Allreal Holding AG	32,721	4,174,919
#	Also Holding AG	16,678	908,384
*	Ascom Holding AG	92,504	936,609
	Bachem Holdings AG	26,438	2,412,489
	Bank Coop AG	31,715	2,387,291
	Bank Sarasin & Cie Series B	177,800	8,755,911
	Banque Cantonale de Geneve	4,141	1,032,860
	Banque Cantonale du Jura	4,500	263,407
	Banque Cantonale Vaudoise	9,267	3,341,210
	Banque Privee Edmond de Rothschild SA	161	5,964,536
	Barry Callebaut AG	5,017	3,685,235
	Basellandschaftliche Kantonalbank	600	559,545
*	Basilea Pharmaceutica AG	2,629	420,381
	Basler Kantonalbank	5,250	585,324
	Belimo Holdings AG	1,884	1,850,330
	Bellevue Group AG	27,315	1,638,609
	Berner Kantonalbank	25,110	6,020,802
	Bobst Group AG	36,682	3,002,777
	Bossard Holding AG	8,467	684,847
	Bucher Industries AG	33,489	8,774,660
	Calida Holding AG	396	200,998
*	Card Guard AG	32,013	267,747
	Carlo Gavazzi Holding AG	1,065	197,089

27

	Charles Voegele Holding AG	29,471	2,642,705
	Clariant AG	779,419	8,703,852
	Compagnie Financiere Tradition	5,202	943,706
	Conzzeta Holdings AG	1,415	3,531,504
*	Daetwyler Holding AG	34,800	2,520,164
	Dufry Group	6,429	729,645
	Edipresse SA	1,572	597,879
	Eichhof Holding AG	458	913,392
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,247,127
	ELMA Electronic AG	472	279,627
	Emmi AG	13,638	1,838,184
	Ems-Chemie Holding AG	27,759	3,991,883
	Energiedienst Holding AG	8,265	5,075,734
	Feintol International Holding AG	1,601	514,793
	Flughafen Zuerich AG	13,445	5,903,716
#	Forbo Holding AG	5,990	2,938,193
	Fuchs Petrolub AG	19,809	2,099,212
	Galenica Holding AG	15,736	5,607,779
	George Fisher AG	11,318	5,870,315
	Gurit Holding AG	1,326	1,197,252
	Helvetia Holding AG	12,833	5,104,894
	Hexagon AB	81,720	1,683,502
	Implenia AG	49,554	1,611,544
	Industrieholding Cham AG	1,704	679,398
	Interroll-Holding SA	2,475	1,232,578
	Intershop Holding AG	3,444	1,047,608
*	Jelmoli Holding AG (4382641)	1,521	3,946,053
*	Jelmoli Holding AG (4382652)	2,835	1,618,403
#	Kaba Holding AG	10,381	3,397,422
*	Kardex AG	17,985	1,097,453
	Komax Holding AG	9,005	1,369,274
	Kudelski SA	106,944	1,595,262
	Kuoni Reisen Holding AG	13,594	7,266,704
#	Lem Holdings SA	3,651	1,121,020
	Lonza Group AG	81,418	11,283,760
* #	Luzerner Kantonalbank	18,593	4,727,308
	Medisize Holding AG	13,260	1,119,698
	Metraux Services Holdings SA	1,853	305,669
*	Micronas Semiconductor Holding AG	78,808	671,596
*	Mikron Holding AG	43,452	533,691
	Mobilezone Holding AG	115,610	832,220
	Orell Fuessli Holding AG	5,076	954,429
*	Parco Industriale e Immobiliare SA	600	2,015
	Phoenix Mecano AG	3,041	1,604,129
	PSP Swiss Property AG	145,325	8,968,780
	PubliGroupe SA	6,325	1,615,433
	Rieters Holdings AG	15,690	5,574,246
	Romande Energie Holding SA	2,839	6,917,172
* #	Schaffner Holding AG	1,830	403,883

28

#	Schulthess Group AG	14,570	1,041,035
	Schweiter Technology AG	4,193	1,418,261
	Schweizerhall Holding AG	8,648	1,867,572
	Schweizerische National Versicherungs Gesellschaft	1,881	1,456,835
	SIA Abrasives Holding AG	2,381	890,604
	Siegfried Holding AG	8,560	1,340,166
*	Sihl	150	432
	Sika AG	2,963	5,087,099
	Societa Elettrica Sopracenerina SA	2,409	677,423
	Societe Generale d’Affichage	5,872	1,267,689
	St. Galler Kantonalbank	9,217	4,294,010
	Sulzer AG	66,285	8,921,887
	Swiss Prime Site AG	79,934	5,090,320
*	Swisslog Holding AG	798,972	928,110
	Swissquote Group Holding SA	41,220	1,978,803
*	Tamedia AG	15,322	2,130,148
	Tecan Group AG	40,139	2,701,908
* #	Temenos Group AG	152,630	4,698,690
*	Tornos SA	38,028	534,639
*	UMS Schweizerische Metallwerke Holding AG	17,585	387,613
	Valartis Group AG	10,374	606,164
	Valiant Holding AG	59,231	11,052,838
	Valora Holding AG	12,004	3,039,930
	Vaudoise Assurances Holdings SA	3,233	604,639
	Villars Holding SA	150	80,487
	Vontobel Holdings AG	97,572	3,794,848
*	VZ Holding AG	266	19,532
	Walliser Kantonalbank	1,457	668,176
	WMH Walter Meier Holding AG	4,878	936,698
* #	Ypsomed Holdings AG	2,419	227,288
	Zehnder Holding AG	786	1,063,124
	Zueblin Immobilien Holding AG	78,908	725,287
	Zuger Kantonalbank	630	2,206,598
TOTAL COMMON STOCKS			274,343,915

PREFERRED STOCKS — (0.0%)
	Fuchs Petrolub AG	19,809	1,796,635

TOTAL — SWITZERLAND			276,140,550

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,335,000 FHLMC 6.50%, 09/01/37, valued at $13,666,563) to be repurchased at $13,466,177	$13,464	13,464,000

29

SECURITIES LENDING COLLATERAL — (23.7%)
@	Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $278,630,000 FNMA 5.300%, 11/27/17 , valued at $283,280,799) to be repurchased at $277,778,671	277,725	277,725,440
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $94,063,628 FNMA 5.500%, 01/01/36 & 5.500%, 07/01/37, valued at $78,065,454) to be repurchased at $76,549,427	76,535	76,534,758
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $31,937,513 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/18 to 06/01/38, valued at $12,066,790) to be repurchased at $11,832,503	11,830	11,830,186
@	Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $753,874,644 FNMA, rates ranging from 4.722%(y) to 6.596%(y), maturities ranging from 04/01/33 to 01/01/41, valued at $336,601,663) to be repurchased at $330,064,900	330,000	330,000,000
TOTAL SECURITIES LENDING COLLATERAL			696,090,384

TOTAL INVESTMENTS - (100.0%) (Cost $2,239,763,097)			$2,929,967,533

See accompanying Notes to Financial Statements.

30

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value††

COMMON STOCKS — (84.2%)
Consumer Discretionary — (7.4%)
*	AlarmForce Industries, Inc.	700	$4,241
	Astral Media, Inc. Class A	141,347	4,914,995
*	Azure Dynamics Corp.	320,450	90,304
* #	Ballard Power Systems, Inc.	330,452	1,413,467
	BMTC Group, Inc.	32,500	569,470
*	CanWest Global Communications Corp.	132,500	493,408
*	Coastal Contacts, Inc.	146,900	153,760
	Cogeco Cable, Inc.	48,656	1,983,751
#	Corus Entertainment, Inc. Class B	207,300	4,068,388
#	Dorel Industries, Inc. Class B	80,200	2,486,878
	easyhome, Ltd.	3,600	59,783
	Forzani Group, Ltd. Class A	91,000	1,593,599
*	Glacier Ventures International Corp.	85,900	344,949
	Glentel, Inc.	14,700	144,100
*	Great Canadian Gaming Corp.	214,300	2,156,804
* #	Insta-Rent, Inc.	36,500	6,980
*	Kangaroo Media, Inc.	11,400	5,163
	Le Chateau, Inc.	64,800	873,913
	Leon’s Furniture, Ltd.	109,377	1,423,354
	Linamar Corp.	133,380	2,269,984
*	Mad Catz Interactive, Inc.	70,200	50,870
*	Martinrea International, Inc.	173,578	1,519,856
*	MDC Partners, Inc. Class A	67,800	521,328
*	MEGA Brands, Inc.	150,400	491,948
#	Reitmans Canada, Ltd.	136,100	2,534,068
*	RONA, Inc.	335,285	4,160,692
#	Torstar Corp. Class B	156,600	2,077,283
	TVA Group, Inc. Class B	7,000	112,721
	Uni-Select, Inc.	48,500	1,178,331
	Wescast Industries, Inc.	9,900	78,216
*	West 49, Inc.	45,700	36,795
*	Westport Innovations, Inc.	271,537	1,175,130
Total Consumer Discretionary			38,994,529

Consumer Staples — (2.8%)
	Canada Bread Co., Ltd.	11,200	743,961
*	CoolBrands International, Inc.	38,200	26,528
	Corby Distilleries, Ltd.	31,708	638,245
*	Cott Corp.	362,000	1,056,562
	Empire Co., Ltd. Class A	5,700	226,600
	Jean Coutu Group PJC, Inc. Class A	109,100	1,020,067

1

	Maple Leaf Foods, Inc.	183,300	2,169,493
#	Rothmans, Inc.	165,500	4,269,087
*	Saskatchewan Wheat Pool, Inc.	289,900	3,968,035
* #	SunOpta, Inc.	106,700	701,239
	Sun-Rype Products, Ltd.	100	1,067
Total Consumer Staples			14,820,884

Energy — (20.5%)
*	Accrete Energy, Inc.	38,300	225,884
	Akita Drilling, Ltd.	36,500	607,966
*	Alberta Clipper Energy, Inc.	150,700	462,596
*	Anderson Energy, Ltd.	229,333	1,038,646
* #	Antrim Energy, Inc.	244,900	870,065
*	Arawak Energy Corp.	211,200	531,401
*	Arsenal Energy, Inc.	23,000	21,065
* #	Aurora Energy Resources, Inc.	114,700	606,054
* #	Bankers Petroleum, Ltd.	1,072,300	2,179,998
*	Berens Energy, Ltd.	135,300	149,789
*	Birch Mountain Resources, Ltd.	21,051	10,593
* #	Birchcliff Energy, Ltd.	237,100	2,927,956
*	Bow Valley Energy, Ltd.	202,200	1,147,754
*	Breaker Energy, Ltd.	104,100	1,135,713
*	Burmis Energy, Inc.	102,100	455,216
*	Cadence Energy, Inc.	178,900	871,453
	Calfrac Well Services, Ltd.	56,564	1,552,436
*	Calvalley Petroleum, Inc.	287,939	1,324,357
*	Canadian Superior Energy, Inc.	309,556	1,277,355
*	Candax Energy, Inc.	388,500	281,522
*	Canyon Services Group, Inc.	16,600	76,016
* #	Caspian Energy, Inc.	37,500	11,889
*	CE Franklin, Ltd.	15,000	149,607
*	Celtic Exploration, Ltd.	91,800	1,657,500
	CHC Helicopter Corp. Class A	34,100	1,103,377
*	Cinch Energy Corp.	89,600	130,757
* #	Coalcorp Mining, Inc.	187,471	301,886
*	Comaplex Minerals Corp.	40,600	224,738
*	Compton Petroleum Corp.	248,900	2,843,212
* #	Connacher Oil & Gas, Ltd.	553,800	2,586,184
*	Corridor Resources, Inc.	170,180	1,928,570
*	Crew Energy, Inc.	112,800	1,833,454
*	Delphi Energy Corp.	181,300	492,663
* #	Denison Mines Corp.	427,831	3,552,341
*	Duvernay Oil Corp.	92,800	5,276,039
*	Ember Resources, Inc.	22,500	45,290
*	Endev Energy, Inc.	45,600	58,744
	Ensign Energy Services, Inc.	216,000	4,823,913
*	Fairborne Energy, Ltd.	165,400	1,682,965
* #	First Calgary Petroleums, Ltd. Class A	726,800	1,887,222
*	Galleon Energy, Inc. Class A	166,637	2,929,900
*	Gentry Resources, Ltd.	133,500	462,198
*	Great Plains Exploration, Inc.	21,100	19,537
*	Grey Wolf Exploration, Inc.	88,000	221,417

2

*	Highpine Oil & Gas, Ltd.	164,809	2,166,270
*	Iteration Energy, Ltd.	413,600	3,163,607
*	Ivanhoe Energy, Inc.	512,600	1,423,889
*	Mahalo Energy, Ltd.	139,200	378,261
*	Midnight Oil Exploration, Ltd.	24,800	38,688
*	Nuvista Energy, Ltd.	189,021	3,538,437
*	Open Range Energy Corp.	64,000	325,282
*	Pacific Rubiales Energy Corp.	92,005	1,043,586
*	Paramount Resources, Ltd. Class A	96,600	1,657,639
	Pason Systems, Inc.	151,600	2,609,058
*	Petrolifera Petroleum, Ltd.	78,200	731,944
*	ProEx Energy, Ltd.	114,200	2,296,413
*	Profound Energy, Inc.	63,800	280,602
*	ProspEx Resouces, Ltd.	115,668	435,385
	Pulse Data, Inc.	116,224	335,711
*	Pure Energy Services, Ltd.	16,500	128,699
* #	Questerre Energy Corp.	242,500	1,337,460
*	Rock Energy, Inc.	25,900	108,177
	Savanna Energy Services Corp.	152,213	3,279,871
*	Saxon Energy Services, Inc.	191,400	1,352,283
	ShawCor, Ltd.	145,700	5,083,956
*	Storm Cat Energy Corp.	8,800	12,576
*	Storm Exploration, Inc.	88,500	1,367,225
*	Synenco Energy, Inc.	112,200	1,012,917
*	Technicoil Corp.	100,100	130,968
*	Tesco Corp.	78,800	2,606,840
*	Transglobe Energy Corp.	142,700	738,202
	Trican Well Service, Ltd.	233,271	5,026,502
*	TriStar Oil and Gas, Ltd.	31,267	575,557
*	Turnkey E&P, Inc.	23,600	75,531
*	TUSK Energy Corp.	240,300	587,690
*	UEX Corp.	336,088	1,599,936
*	Uranium One, Inc.	699,700	3,506,950
*	Ur-Energy, Inc.	236,500	523,651
*	UTS Energy Corp.	636,800	3,589,050
*	Verenex Energy, Inc.	75,000	672,554
*	Vero Energy, Inc.	81,200	755,938
*	West Energy, Ltd.	158,800	596,139
*	Xtreme Coil Drilling Corp.	56,500	568,639
	ZCL Composite, Inc.	75,000	637,077
Total Energy			108,276,398

Financials — (4.8%)
	AGF Management, Ltd. Class B	245,696	5,625,588
	Canaccord Capital, Inc.	124,800	1,281,159
#	Canadian Western Bank	150,800	3,955,161
	Clairvest Group, Inc.	1,900	29,162
	DundeeWealth, Inc.	51,100	692,751
	EGI Financial Holdings, Inc.	14,350	174,176
	Equitable Group, Inc.	38,500	848,968
	Gluskin Shef & Associates, Inc.	38,900	896,548
	Home Capital Group, Inc.	78,100	3,065,519

3

	Kingsway Financial Services, Inc.	157,300	1,519,807
#	Laurentian Bank of Canada	67,800	2,900,743
	Northbridge Financial Corp.	63,600	2,148,164
*	Pacific and Western Credit Corp.	9,000	46,196
	Quest Capital Corp.	618,801	1,245,574
	Rentcash, Inc.	38,700	173,324
	Sceptre Invesment Counsel, Ltd.	28,300	276,278
	Western Financial Group, Inc.	142,000	593,096
	Xceed Mortgage Corp.	32,800	40,934
Total Financials			25,513,148

Health Care — (4.4%)
*	Adherex Technologies, Inc.	49,000	14,302
*	AEterna Zentaris, Inc.	28,700	41,594
*	Ambrilia Biopharma, Inc.	3,300	1,129
* #	Angiotech Pharmaceuticals, Inc.	325,100	916,143
* #	BioMS Medical Corp.	200,500	706,270
*	Bioniche Life Sciences, Inc.	54,400	46,538
#	Biovail Corp.	302,520	3,519,657
*	Cangene Corp.	110,500	547,162
* #	Cardiome Pharma Corp.	161,200	1,500,704
*	CryoCath Technologies, Inc.	96,400	402,637
*	DiagnoCure, Inc.	36,700	103,422
*	Imaging Dynamics Co., Ltd.	73,200	23,207
*	Isotechnika, Inc.	226,300	268,754
* #	Labopharm, Inc.	228,800	421,401
*	Logibec Group Informatique	1,200	25,362
*	MDS, Inc.	391,708	7,360,294
*	Medicure, Inc.	172,700	11,298
*	Microbix Biosystems, Inc.	27,900	21,060
*	Migenix, Inc.	2,000	463
* #	Neurochem, Inc.	68,200	111,196
*	Novadaq Technologies, Inc.	11,000	34,320
*	Oncolytics Biotech, Inc.	53,600	115,982
*	Oncothyreon, Inc. ADR	9,650	33,582
*	Ondine Biopharma Corp.	60,500	50,538
*	Paladin Labs, Inc.	33,200	370,894
*	Parkbridge Lifestyles Communities, Inc.	31,300	177,984
*	Patheon, Inc.	273,300	1,130,498
* #	ProMetic Life Sciences, Inc.	629,900	266,262
*	QLT, Inc.	143,800	568,774
* #	Resverlogix Corp.	62,700	873,989
*	SemBioSys Genetics, Inc.	17,200	20,080
*	SXC Health Solutions Corp.	83,461	1,358,257
*	Theratechnologies, Inc.	162,200	1,129,654
* #	TLC Vision Corp.	81,000	122,283
*	Transition Therapeutics, Inc.	53,833	631,194
*	TSO3, Inc.	117,300	120,417
Total Health Care			23,047,301

4

Industrials — (9.0%)
	Aecon Group, Inc.	99,500	1,651,323
*	Alexco Resource Corp.	90,800	331,727
*	ATS Automation Tooling System, Inc.	264,017	1,636,820
*	Avcorp Industries, Inc.	24,100	24,740
	Buhler Industries, Inc.	1,468	8,806
*	Carmanah Technologies Corp.	12,200	11,787
*	Ceramic Protection Corp.	8,700	27,406
#	Clarke, Inc.	83,056	533,310
*	Commercial Solutions, Inc.	4,100	4,828
*	Discovery Air, Inc. Class A	258,600	257,663
#	Evertz Technologies, Ltd.	117,300	2,685,764
	Exco Technologies, Ltd.	9,700	30,264
*	Flint Energy Services, Ltd.	67,800	1,617,892
* #	Garda World Security Corp. Class A	58,700	1,036,821
*	GBS Gold International, Inc.	253,200	407,729
*	GLV, Inc.	4,800	70,048
*	Heroux-Devtek, Inc.	59,900	464,201
* #	Hydrogenics Corp.	160,830	140,823
*	Intermap Technologies, Ltd.	111,394	678,275
*	Magellan Aerospace Corp.	35,120	188,572
	Marsulex, Inc.	43,900	590,282
	Methanex Corp.	166,100	4,694,130
*	Northstar Aerospace, Inc.	6,700	17,195
* #	Quebecor World, Inc.	74,800	18,444
	Richelieu Hardware, Ltd.	43,400	864,855
	Ritchie Brothers Auctioneers, Inc.	118,200	3,259,541
*	Royal Laser Corp.	138,300	84,906
#	Russel Metals, Inc.	161,700	4,945,716
*	Silver Standard Resources, Inc.	155,992	4,648,675
*	Stantec, Inc.	115,500	3,371,075
*	The Churchill Corp.	44,513	1,025,466
#	Toromont Industries, Ltd.	164,200	5,050,274
	Transat A.T., Inc. Class A	2,400	52,536
	Transcontinental, Inc. Class A	187,328	3,403,050
* #	Uranium Participation Corp.	197,200	1,970,809
*	Vector Aerospace Corp.	41,200	228,060
*	Vitran Corp., Inc.	20,200	294,787
*	West Timmins Mining, Inc.	242,400	170,773
*	Xantrex Technology, Inc.	78,444	851,863
Total Industrials			47,351,236

Information Technology — (6.0%)
*	20-20 Technologies, Inc.	20,500	119,666
*	Aastra Technologies, Ltd.	42,100	1,093,176
*	Absolute Software Corp.	97,100	1,134,592
* #	AXIA NetMedia Corp.	135,367	388,281
*	Belzberg Techologies, Inc.	18,500	91,979
	Calian Technologies, Ltd.	4,300	54,010
*	Celestica, Inc.	572,107	5,055,454
*	Certicom Corp.	44,100	102,971
*	COM DEV International, Ltd.	173,200	639,738
	Computer Modelling Group, Ltd.	14,300	282,085
	Constellation Software, Inc.	17,700	478,841

5

*	Dalsa Corp.	43,000	601,983
* #	Divestco, Inc.	73,700	193,596
	Enghouse Systems, Ltd.	25,950	169,761
*	Exfo Electro-Optical Engineering, Inc.	92,600	515,376
*	Gemcom Software International, Inc.	117,800	349,748
	Gennum Corp.	77,400	654,348
*	Hemisphere GPS, Inc.	196,500	917,633
*	International Datacasting Corp.	56,000	25,926
*	Intrinsyc Software International, Inc.	508,478	322,405
* #	Kaboose, Inc.	328,100	267,473
*	MacDonald Dettweiler & Associates, Ltd.	81,900	3,501,522
*	March Networks Corp.	43,800	220,851
	Matrikon, Inc.	72,400	298,752
*	Miranda Technologies, Inc.	54,941	475,536
	MKS, Inc.	32,900	52,317
	Mosaid Technologies, Inc.	26,500	402,727
*	Norsat International, Inc.	5,700	8,892
* #	Open Text Corp.	129,400	4,623,289
* #	Points International, Ltd.	311,581	451,567
*	Q9 Networks, Inc.	46,100	554,443
	Quebecor, Inc. Class B	106,193	3,357,007
*	RDM Corp.	27,400	37,642
* #	Sierra Wireless, Inc.	86,900	1,486,816
*	SIRIT, Inc.	108,500	25,662
	Softchoice Corp.	47,471	587,654
*	The Descartes Systems Group, Ltd.	122,700	476,673
*	Tundra Semiconductor Corp.	42,350	196,065
*	Vecima Network, Inc.	28,508	163,542
* #	Webtech Wireless, Inc.	177,500	662,767
*	Wi-LAN, Inc.	262,000	514,191
* #	Zarlink Semiconductor, Inc.	198,586	169,885
Total Information Technology			31,726,842

Materials — (28.2%)
* #	Adanac Molybdenum Corp.	224,000	157,810
*	Alamos Gold, Inc.	220,300	1,467,780
*	Allen-Vanguard Corp.	316,000	830,072
*	Almaden Minerals, Ltd.	87,000	195,260
*	Altius Minerals Corp.	70,600	926,554
	Amerigo Resources, Ltd.	234,265	488,052
*	Anvil Mining, Ltd.	200,440	2,098,003
*	Apollo Gold Corp.	203,412	124,881
*	Aquiline Resources, Inc.	142,800	1,090,833
*	Atna Resource, Ltd.	126,947	97,101
*	Atrium Innovations, Inc.	37,900	654,935
* #	Augusta Resource Corp.	188,974	891,997
* #	Aurelian Resources, Inc.	264,780	1,252,482
*	Aurizon Mines, Ltd.	343,100	1,667,847
*	Baffinland Iron Mines Corp.	336,610	1,151,846
* #	Baja Mining Corp.	327,800	521,260
*	Breakwater Resources, Ltd.	844,900	569,729
*	Caledonia Mining Corp.	463,100	81,564

6

*	Campbell Resources, Inc.	94,387	10,924
*	Canadian Gold Hunter, Corp.	97,636	177,859
*	Canadian Royalties, Inc.	227,980	461,191
*	Canadian Zinc Corp.	226,200	113,828
	Canam Group, Inc. Class A	119,700	1,325,181
*	Candente Resource Corp.	151,465	282,015
*	Canfor Corp.	247,774	2,064,783
*	Capstone Mining Corp.	211,865	904,094
* #	Cardero Resource Corp.	88,760	233,156
*	Carpathian Gold, Inc.	143,472	70,754
	Cascades, Inc.	184,876	1,278,279
*	Catalyst Paper Corp.	682,300	652,360
	CCL Industries, Inc. Class B	66,700	2,295,833
*	Chariot Resouces, Ltd.	841,400	812,947
*	Claude Resources, Inc.	285,200	261,204
*	Crew Gold Corp.	22,300	33,217
* #	Crystallex International Corp.	832,225	670,068
*	Dundee Precious Metals, Inc.	181,254	1,220,400
*	Eastern Platinum, Ltd.	1,756,190	4,931,331
* #	Eastmain Resources, Inc.	29,014	43,217
*	Eldorado Gold Corp.	779,895	6,318,594
* #	Endeavour Silver Corp.	135,200	410,934
*	Entree Gold, Inc.	206,700	297,485
*	Equinox Minerals, Ltd.	672,690	3,114,306
*	Erdene Gold, Inc.	102,889	101,481
*	Etruscan Resources, Inc.	262,575	494,178
*	Euro Goldfields, Ltd.	454,760	2,288,446
*	Far West Mining, Ltd.	116,596	375,510
*	Farallon Resources, Ltd.	814,400	663,913
* #	First Nickel, Inc.	177,300	66,024
*	FNX Mining Co., Inc.	212,706	4,998,677
* #	Formation Capital Corp.	480,200	323,806
* #	Forsys Metals Corp.	196,102	840,775
*	Fortune Minerals, Ltd.	65,670	117,646
*	Fraser Papers, Inc.	39,800	90,928
*	Fronteer Development Group, Inc.	241,700	1,208,987
*	Frontera Copper Corp.	173,500	604,177
* #	Glencairn Gold Corp.	146,967	303,223
*	Globestar Mining Corp.	278,606	499,113
*	Globex Mining Enterprises, Inc.	3,100	10,577
*	Gold Eagle Mines, Ltd.	246,800	1,982,150
*	Golden Peaks Resources	5,500	6,366
* #	Golden Star Resources, Ltd.	778,200	2,333,973
* #	Grande Cache Coal Corp.	176,000	1,627,858
*	Great Basin Gold, Ltd.	440,590	1,507,655
*	Great Panther Resources, Inc.	174,910	253,493
* #	Greystar Resources, Ltd.	109,187	529,671
*	Guyana Goldfields, Inc.	123,252	576,813
*	Hanfeng Evergreen, Inc.	119,591	1,444,336
	Harry Winston Diamond Corp.	155,000	4,615,992
*	High River Gold Mines, Ltd.	912,120	1,606,492
*	HudBay Minerals, Inc.	341,600	6,016,506

7

	IAMGOLD Corp.	839,800	4,978,283
*	Imperial Metals Corp.	61,290	529,255
* #	Inter-Citic Minerals, Inc.	164,825	323,479
*	International Forest Products, Ltd. Series A	128,700	764,221
	International Royalty Corp.	194,580	1,171,083
*	Intertape Polymer Group, Inc.	106,900	296,944
*	Ivernia, Inc.	296,960	346,692
*	Jinshan Gold Mines, Inc.	362,600	1,032,768
*	Kimber Resources, Inc.	21,200	34,992
*	Kirkland Lake Gold, Inc.	140,180	1,398,132
*	La Mancha Resources, Inc.	11,000	5,646
*	Lake Shore Gold Corp.	274,900	445,440
* #	Laramide Resources, Ltd.	158,200	694,195
* #	Linear Gold Corp.	78,035	171,212
*	Major Drilling Group International, Inc.	59,500	3,293,579
*	Malaga, Inc.	65,000	15,700
*	MDN, Inc.	145,080	151,855
*	Mega Uranium, Ltd.	439,400	1,087,886
*	Metallic Ventures Gold, Inc.	12,200	19,032
*	Migao Corp.	106,700	1,018,031
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	53,602
*	Minco Silver Corp.	64,400	240,463
*	Neo Material Technologies, Inc.	245,700	1,164,701
#	Norbord, Inc.	303,100	1,830,314
* #	North American Palladium, Ltd.	143,710	811,406
*	Northgate Minerals Corp.	750,600	2,266,304
	Nova Chemicals Corp.	219,600	5,949,710
*	Nuinsco Resources, Ltd.	19,000	5,163
*	Olympus Pacific Minerals, Inc.	82,500	19,928
*	Orvana Minerals, Corp.	118,300	85,725
*	Pacific Rim Mining Corp.	237,232	202,946
*	Pan Amer Silver Corp.	98,200	3,254,555
*	Pelangio Mines, Inc.	182,700	792,509
* #	Petaquilla Minerals, Ltd.	188,380	362,123
*	Platinum Group Metals Ltd.	133,887	429,851
* #	PolyMet Mining Corp.	268,177	1,036,433
*	Qgx, Ltd.	120,100	430,310
*	Quadra Mining, Ltd.	145,950	3,349,094
* #	Queenston Mining, Inc.	111,125	300,852
*	Redcorp Ventures, Ltd.	899,100	194,552
* #	Resin Systems, Inc.	336,980	471,419
*	Richmont Mines, Inc.	22,200	66,135
* #	Rubicon Minerals Corp.	364,415	491,461
	Samuel Manu-Tech, Inc.	19,700	160,598
*	Scandinavian Minerals, Ltd.	43,830	427,889
* #	Scorpio Mining Corp.	251,700	316,652
*	SEMAFO, Inc.	562,765	775,954
*	Shore Gold, Inc.	486,813	1,705,021
	Silvercorp Metals, Inc.	376,500	2,864,674
* #	Skye Resources, Inc.	134,530	1,045,261
*	St. Andrew Goldfields, Ltd.	96,885	37,053

8

* #	Starfield Resources, Inc.	699,815	774,755
	Stella-Jones, Inc.	23,200	746,948
* #	Stornoway Diamond Corp.	562,122	209,325
*	Suramina Resources, Inc.	5,700	8,433
*	Tanzanian Royalty Exploration Corp.	210,513	1,078,413
*	Taseko Mines, Ltd.	274,700	1,354,700
*	Teal Exploration & Mining, Inc.	43,745	160,698
* #	Tembec, Inc.	3,404	12,507
* #	Thompson Creek Metals Company, Inc.	239,300	5,238,300
* #	Timminco, Ltd.	200,700	6,160,779
*	Tiomin Resources, Inc.	199,455	13,048
*	TVI Pacific, Inc.	169,346	9,374
*	Vaaldiam Resources, Ltd.	292,500	94,203
*	Wesdome Gold Mines, Ltd.	86,000	101,268
	West Fraser Timber Co., Ltd.	96,916	3,449,023
*	Western Canadian Coal Corp.	289,208	2,296,549
	Winpak, Ltd.	49,598	283,531
* #	Yukon-Nevada Gold Corp.	397,400	555,944
Total Materials			149,209,613

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	90,580

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	156,900	577,953
*	Boralex, Inc. Class A	83,500	1,399,230
* #	Canadian Hydro Developers, Inc.	335,800	2,024,398
#	Emera, Inc.	67,900	1,543,741
*	MAXIM Power Corp.	78,500	465,343
	Pacific Northern Gas, Ltd.	3,900	71,830
Total Utilities			6,082,495

TOTAL COMMON STOCKS			445,113,026

RIGHTS/WARRANTS — (0.0%)
*	Catalyst Paper Corp. Subscription Receipt Rights 04/07/08	237,587	229,553
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	6,216
* #	Tembec, Inc. Warrants 03/03/12	7,566	5,330
TOTAL RIGHTS/WARRANTS			241,099

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,540,000 FHLMC 6.275%(r), 09/01/36, valued at $5,087,690) to be repurchased at $5,010,810	$5,010	5,010,000

9

SECURITIES LENDING COLLATERAL — (14.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $116,882,321 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/35 to 03/01/38; FNMA, rates ranging from 4.115%(r) to 5.856%(r), maturities ranging from 12/14/08 to 03/01/38, valued at $79,664,842 ) to be repurchased at $78,118,081	78,103	78,102,786

TOTAL INVESTMENTS - (100.0%)
(Cost $528,818,723)		$528,466,911

See accompanying Notes to Financial Statements.

10

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,568
	Alto Palermo SA Series A	5,000	18,186
	BBVA Banco Frances SA	399,900	810,746
*	Capex SA Series A	158,679	406,518
*	Celulosa Argentina SA Series B	24,922	34,683
*	Central Puerto SA Series B	16,000	30,920
*	Endesa Costanera SA Series B	114,100	141,825
*	Gas Natural Ban SA	345,000	223,691
*	IRSA Inversiones y Representaciones SA	657,649	894,412
*	Juan Minetti SA	353,151	213,338
	Ledesma S.A.A.I.	242,632	397,515
*	MetroGas SA Series B	543,115	211,287
*	Molinos Rio de la Plata SA Series B	596,060	2,073,757
*	Petrobras Energia Participacio	139,720	200,185
	Siderar S.A.I.C. Series A	649,191	6,057,170
	Solvay Indupa S.A.I.C.	555,366	971,359
	Transportadora de Gas del Sur SA Series B	445,280	374,619

TOTAL — ARGENTINA			13,061,779

BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
	Brasil Telecom Participacoes SA	59,520	1,910,202
	Companhia de Bebidas das Americas	90,424	5,831,834
	Companhia de Concessoes Radoviarias	157,300	3,163,408
	Companhia Siderurgica Nacional SA	502,476	24,498,215
	Companhia Vale do Rio Doce ADR	281,000	11,178,180
	CPFL Energia SA	1,935	45,434
	Empresa Brasileira de Aeronautica SA	557,321	5,239,126
	Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808
	Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900
	Souza Cruz SA	95,874	2,954,912
	Tele Norte Leste Participacoes SA	59,254	1,890,736
	Tractebel Energia SA	164,900	2,423,062
*	Vivo Participacoes SA	64,140	477,156
	Weg SA	310,566	4,114,785
TOTAL COMMON STOCKS			104,417,758

PREFERRED STOCKS — (8.7%)
	Aracruz Celulose SA Series B	102,635	918,762
#	Aracruz Celulose SA Sponsored ADR	48,400	4,391,816

1

	Banci Itau Holding Financeira SA	1,205,700	37,064,248
	Banco Bradesco SA	1,763,841	42,531,721
	Brasil Telecom Participacoes SA	222,326	3,670,122
	Brasil Telecom Participacoes SA ADR	12,100	994,983
	Brasil Telecom SA	234,762	2,867,950
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	88,100	2,109,200
	Companhia de Bebidas das Americas	83	5,787
#	Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009
	Companhia Energetica de Minas Gerais	327,796	7,664,376
#	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	525,754
	Companhia Vale do Rio Doce Series A	2,323,591	77,457,795
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	341,600	11,248,888
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	9,739
	Gerdau SA	378,134	19,035,728
	Klabin SA	412,875	1,632,208
	Lojas Americanas SA	100,000	802,336
	Metalurgica Gerdau SA	148,275	10,255,725
	Tele Norte Leste Participacoes SA	180,034	4,693,170
	Tele Norte Leste Participacoes SA ADR	137,000	3,545,560
	Telecomunicacoes de Sao Paulo SA	247,800	6,951,807
	Telemar Norte Leste SA	63,412	3,742,341
	Tim Participacoes SA ADR	109,680	3,340,853
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	269,290
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	7,216,020
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	13,685,634
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171
	Usinas Siderurgicas de Minas Gerais SA Series B	730	41,762
*	Vivo Participacoes SA	531,418	3,678,922
* #	Vivo Participacoes SA ADR	110,000	771,100
	Votorantim Celulose e Papel SA	71,336	2,411,784
TOTAL PREFERRED STOCKS			317,996,561

RIGHTS/WARRANTS — (0.0%)
*	Companhia Brasileira Rights 05/09/08	2,975	6,365
*	Vivo Participacoes SA Rights 06/27/08 (B39M2F6)	11,818	—
*	Vivo Participacoes SA Rights 06/27/08 (B39M2G7)	1,425	657
TOTAL RIGHTS/WARRANTS			7,022

TOTAL — BRAZIL			422,421,341

CHILE — (3.2%)
COMMON STOCKS — (3.2%)
#	Banco de Chile Series F ADR	52,395	2,644,900
	Banco de Credito e Inversiones SA Series A	21,794	644,135
	Banco Santander Chile SA ADR	295,998	15,391,896
	CAP SA	116,535	3,892,989
*	Colbun SA	9,359,730	1,967,988
	Compania Cervecerias Unidas SA ADR	115,400	4,101,316
	Compania General de Electricidad SA	28,230	202,707
	Compania SudAmericana de Vapores SA	557,551	899,369

2

	Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	2,844,450
	CorpBanca SA	69,972,500	429,200
#	Distribucion y Servicio D&S SA ADR	208,828	4,604,657
	Embotelladora Andina SA Series A ADR	109,600	1,748,120
	Embotelladora Andina SA Series B ADR	89,100	1,585,980
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217
	Empresa Nacional de Telecomunicaciones SA	113,317	1,733,306
	Empresas CMPC SA	46,072	1,615,804
	Empresas Copec SA	298,855	4,528,389
	Enersis SA Sponsored ADR	424,303	8,066,000
#	Lan Airlines SA Sponsored ADR	629,500	7,642,130
	Madeco SA Sponsored ADR	4,450	50,330
	Masisa SA	1,927,650	445,312
	S.A.C.I. Falabella SA	480,511	2,570,326
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520
#	Vina de Concha y Toro SA Sponsored ADR	67,750	2,567,725
TOTAL COMMON STOCKS			117,232,766

RIGHTS/WARRANTS — (0.0%)
*	Colbun SA Rights 06/25/08	1,703,043	110,949

TOTAL — CHILE			117,343,715

CHINA — (8.0%)
COMMON STOCKS — (8.0%)
#	Air China, Ltd.	1,798,000	1,344,981
	Aluminum Corp. of China, Ltd.	28,000	49,004
#	Aluminum Corp. of China, Ltd. ADR	100,300	4,388,125
	Angang Steel Co., Ltd.	679,640	1,834,702
* #	Anhui Conch Cement Co., Ltd.	292,000	2,623,605
* #	Bank of China, Ltd.	18,151,000	9,275,772
	Bank of Communications Co., Ltd.	4,637,000	6,091,258
#	Beijing Capital International Airport Co., Ltd.	866,000	890,953
	Beijing Enterprises Holdings, Ltd.	259,500	960,040
#	Byd Co., Ltd.	272,900	432,112
	China Construction Bank Corp.	20,375,000	18,191,369
	China COSCO Holdings Co., Ltd.	2,040,000	5,957,034
#	China Everbright, Ltd.	348,600	838,129
	China Insurance International Holdings Co., Ltd.	253,000	720,943
*	China Life Insurance Co., Ltd.	9,000	36,174
* #	China Life Insurance Co., Ltd. ADR	337,222	20,351,348
	China Mengniu Dairy Co., Ltd.	596,000	1,869,761
	China Merchants Holdings (International) Co., Ltd.	746,000	3,224,368
	China Mobile, Ltd.	4,500	66,204
	China Mobile, Ltd. Sponsored ADR	564,277	41,638,000
	China National Building Material Co., Ltd.	512,000	1,243,461
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	3,740,436
*	China Oilfield Services, Ltd.	1,002,000	1,952,759
	China Petroleum and Chemical Corp. (Sinopec)	46,000	46,464
#	China Petroleum and Chemical Corp. (Sinopec) ADR	135,220	13,639,641
	China Resources Enterprise, Ltd.	782,000	2,596,159

3

	China Resources Power Holdings Co., Ltd.	956,000	2,658,538
	China Shenhua Energy Co., Ltd.	2,528,000	11,307,639
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,133,178
	China Shipping Development Co., Ltd.	894,000	3,040,865
* #	China Southern Airlines Co., Ltd. ADR	15,500	497,240
#	China Telecom Corp., Ltd. ADR	114,039	7,744,263
	China Travel International Investment Hong Kong, Ltd.	1,382,000	557,110
	China Unicom, Ltd. ADR	279,022	6,358,911
	Citic Pacific, Ltd.	731,000	3,142,155
	CNOOC, Ltd.	45,000	79,676
#	CNOOC, Ltd. ADR	128,476	22,777,510
	COSCO Pacific, Ltd.	628,000	1,191,359
	Datang International Power Generation Co., Ltd.	2,216,000	1,614,229
	Denway Motors, Ltd.	2,694,000	1,262,844
#	Dongfang Electric Co., Ltd.	94,000	325,807
	Dongfeng Motor Corp.	1,576,000	789,352
* #	Genting International P.L.C.	560,350	251,139
#	GOME Electrical Appliances Holdings, Ltd.	3,928,000	2,395,889
	Guangdong Investment, Ltd.	1,182,000	550,666
#	Guangshen Railway Co., Ltd. Sponsored ADR	15,988	404,816
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,519,474
	Guangzhou Shipyard International Co., Ltd.	34,000	115,566
#	Hengan International Group Co., Ltd.	369,000	1,339,856
	Hopson Development Holdings, Ltd.	258,000	551,338
#	Huadian Power International Corp.	694,000	228,038
#	Huaneng Power International, Inc. ADR	58,354	1,968,864
*	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249
	Jiangsu Express Co., Ltd.	628,000	478,693
	Jiangxi Copper Co., Ltd.	841,000	1,936,176
	Lenova Group, Ltd.	2,106,000	1,546,327
	Maanshan Iron and Steel Co., Ltd.	994,000	744,690
#	Nine Dragons Paper Holdings, Ltd.	747,000	814,587
#	PetroChina Co., Ltd. ADR	154,573	22,034,381
#	PICC Property and Casualty Co., Ltd.	1,534,000	1,200,977
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	9,029,151
* #	Shanghai Electric Group Co., Ltd.	1,846,000	1,096,149
	Shanghai Industrial Holdings, Ltd.	299,000	1,107,541
	Shimao Property Holdings, Ltd.	823,500	1,374,350
#	Sinofert Holdings, Ltd.	1,390,000	1,070,358
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	626,762
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	148,486
#	Tsingtao Brewery Co., Ltd.	194,000	493,794
	Weichai Power Co., Ltd.	61,000	305,969
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	28,629	3,126,573
	Zhejiang Expressway Co., Ltd.	732,000	597,956
*	Zijin Mining Group Co., Ltd.	2,610,000	2,478,744
	ZTE Corp.	126,000	618,018

TOTAL — CHINA			291,551,055

4

CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
	CEZ A.S.	381,144	31,488,292
#	Komercni Banka A.S.	27,759	7,214,894
	Phillip Morris CR A.S.	954	332,734
	Telefonica 02 Czech Republic A.S.	230,085	7,243,906
*	Unipetrol A.S.	119,768	2,011,215
	Zentiva NV	38,106	2,448,918

TOTAL — CZECH REPUBLIC			50,739,959

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
	ELMU NYRT	185	29,849
	Magyar Telekom Telecommunications P.L.C.	714,375	3,518,244
* #	MOL Hungarian Oil & Gas NYRT	168,429	25,355,807
* #	OTP Bank NYRT	320,801	14,465,920
#	Richter Gedeon NYRT	20,463	4,502,421
#	Tiszai Vegyi Kombinat NYRT	65,273	2,018,517

TOTAL — HUNGARY			49,890,758

INDIA — (10.5%)
COMMON STOCKS — (10.5%)
	Aban Offshore, Ltd.	16,521	1,552,880
*	Adani Enterprises, Ltd.	51,000	952,199
*	Aditya Birla Nuvo, Ltd.	47,172	1,586,790
	Alstom Projects India, Ltd.	32,043	408,648
	Ambuja Cements, Ltd.	1,452,686	3,252,718
	Amtek Auto, Ltd.	55,615	381,940
	Apollo Hospitals Enterprise, Ltd.	21,437	244,102
*	Arvind Mills, Ltd.	90,436	95,446
	Asea Brown Boveri India, Ltd.	162,155	3,900,038
*	Ashok Leyland, Ltd.	621,735	522,211
	Asian Paints (India), Ltd.	81,536	2,463,589
	Aventis Pharma, Ltd.	8,241	153,398
	Axis Bank, Ltd.	349,044	6,522,247
	Bajaj Auto, Ltd.	98,754	1,484,219
*	Bajaj Auto, Ltd.	98,754	1,336,220
*	Bajaj Finserv, Ltd.	98,754	1,501,605
	Bajaj Hindusthan, Ltd.	49,677	221,875
*	Balrampur Chini Mills, Ltd.	41,380	89,028
	BEML, Ltd.	32,527	823,866
	Bharat Forge, Ltd.	174,384	1,050,174
	Biocon, Ltd.	87,444	952,260
	Cadila Healthcare, Ltd.	43,470	301,991
*	Century Textiles & Industries, Ltd.	51,740	840,791
	Chennai Petroleum Corp., Ltd.	63,105	502,472
	Cipla, Ltd.	880,500	4,385,711
	Colgate-Palmolive (India), Ltd.	84,376	826,404
	Crompton Greaves, Ltd.	184,828	1,002,303
	Cummins India, Ltd.	135,892	944,691
	Dabur India, Ltd.	308,253	700,047
*	Dish TV India, Ltd.	304,209	331,127

5

*	Divi’s Laboratories, Ltd.	31,510	1,096,231
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,901,492
	EIH, Ltd.	165,150	498,951
	Exide Industries, Ltd.	202,666	353,677
	Gammon India, Ltd.	46,112	439,769
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,690,693
	Glenmark Pharmaceuticals, Ltd.	140,860	2,176,882
	Godrej Consumer Products, Ltd.	109,632	350,733
	Godrej Industries, Ltd.	124,636	752,289
	Great Eastern Shipping Co., Ltd.	110,304	1,309,131
	Great Offshore, Ltd.	27,576	468,448
	HCL Infosystems, Ltd.	86,934	338,806
	HCL Technologies, Ltd.	504,326	3,711,181
	HDFC Bank, Ltd.	386,733	12,366,410
	Hero Honda Motors, Ltd. Series B	243,623	4,275,306
	Hindustan Construction Co., Ltd.	40,914	114,486
	Hindustan Unilever, Ltd.	2,562,524	14,295,246
	ICICI Bank Sponsored ADR	629,447	23,749,035
	IDBI Bank, Ltd.	678,674	1,392,884
	India Cements, Ltd.	94,232	354,461
	Indiabulls Financial Services, Ltd.	189,195	1,631,977
*	Indiabulls Securities, Ltd.	189,195	469,032
	Indian Hotels Co., Ltd.	773,952	2,004,549
	Infosys Technologies, Ltd.	657,429	30,453,727
	ITC, Ltd.	3,314,510	17,001,526
	IVRCL Infrastructures & Projects, Ltd.	61,336	597,245
	Jaiprakash Associates, Ltd.	522,020	2,621,474
*	Jammu & Kashmir Bank, Ltd.	20,547	314,539
	Jet Airways (India), Ltd.	19,348	245,007
	Jindal Steel & Power, Ltd.	104,510	5,744,685
	JSW Steel, Ltd.	106,526	2,932,458
	Jubilant Organosys, Ltd.	95,560	787,550
	Lakshmi Machine Works, Ltd.	3,903	137,800
	Larsen & Toubro, Ltd.	216,588	15,175,761
	Lupin, Ltd.	65,216	1,090,370
	Madras Cements, Ltd.	4,361	276,864
	Mahindra & Mahindra, Ltd.	267,561	3,723,843
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,651,084
	Maruti Suzuki India, Ltd.	162,177	2,924,527
*	Matrix Laboratories, Ltd.	95,511	417,687
	Moser Baer (India), Ltd.	88,443	378,284
	Motor Industries Co., Ltd.	24,968	2,246,650
	Nagarjuna Construction Co., Ltd.	37,276	172,610
*	Nirma, Ltd.	91,336	337,303
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	622,570
	Patni Computer Systems, Ltd.	116,382	748,533
	Petronet LNG, Ltd.	97,953	160,664
*	Piramal Healthcare, Ltd.	76,008	638,755
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	204,004
	Ranbaxy Laboratories, Ltd.	411,794	5,127,736
	Raymond, Ltd.	35,367	218,051

6

*	Reliance Capital, Ltd.	86,097	2,425,269
	Reliance Communications, Ltd.	1,071,955	14,533,262
	Reliance Energy, Ltd.	191,590	6,543,947
	Reliance Industries, Ltd.	1,030,847	58,269,610
*	Reliance Natural Resources, Ltd.	1,721,955	4,096,310
	Satyam Computer Services, Ltd.	772,898	9,579,878
	Sesa GOA, Ltd.	26,750	2,697,846
*	Shree Cement, Ltd.	12,572	231,956
	Siemens India, Ltd.	255,806	3,358,735
	Sterling Biotech, Ltd.	83,096	420,822
*	Sterlite Industries (India), Ltd. Series A	431,495	9,464,945
*	Sun Pharma Advanced Research Co., Ltd.	162,432	343,607
*	Sun Pharmaceuticals Industries, Ltd.	162,432	5,348,426
	Tata Chemicals, Ltd.	130,261	1,236,648
	Tata Consultancy Services, Ltd.	378,487	9,160,142
	Tata Motors, Ltd.	408,049	5,544,092
	Tata Power Co., Ltd.	170,018	5,433,374
	Tata Steel, Ltd.	533,336	11,327,634
	Tata Tea, Ltd.	41,503	842,891
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,218,039
	Thermax, Ltd.	46,429	465,784
	Titan Industries, Ltd.	21,191	599,550
	TVS Motor Co., Ltd.	33,921	29,008
	Unitech, Ltd.	343,920	1,876,121
*	United Phosphorus, Ltd.	69,388	556,427
	United Spirits, Ltd.	55,453	2,185,212
	Videsh Sanchar Nigam, Ltd.	155,496	1,640,962
	Wipro, Ltd.	440,456	5,283,020
*	Wire & Wireless India, Ltd.	264,530	224,127
	Wockhardt, Ltd.	38,730	270,763
	Zee Entertainment Enterprises, Ltd.	529,060	2,827,674
*	Zee News, Ltd.	239,188	289,627
TOTAL COMMON STOCKS			381,349,674

PREFERRED STOCKS — (0.0%)
*	Tata Steel, Ltd.	533,337	1,722,934

TOTAL — INDIA			383,072,608

INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
*	PT Aneka Tambang Tbk	1,270,000	443,186
	PT Astra Agro Lestari Tbk	456,500	1,295,957
	PT Astra International Tbk	4,101,961	9,251,922
*	PT Bakrie & Brothers Tbk	21,200,000	1,206,679
	PT Bank Central Asia Tbk	15,260,000	4,546,664
	PT Bank Danamon Indonesia Tbk	2,896,000	1,772,712
*	PT Bank Mandiri Persero Tbk	5,220,000	1,625,895
*	PT Bank Pan Indonesia Tbk	280,000	18,644
*	PT Bank Rakyat Indonesia Tbk	3,070,000	1,912,046
	PT Bumi Resources Tbk	11,510,000	9,949,699

7

	PT Global Mediacom Tbk	1,100,000	61,438
	PT Gudang Garam Tbk	1,847,500	1,468,325
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	798,686
	PT Indofood Sukses Makmur Tbk	7,143,500	2,147,875
	PT Indosat Tbk	5,352,500	3,296,808
	PT International Nickel Indonesia Tbk	3,310,000	2,168,340
	PT Kalbe Farma Tbk	4,300,000	406,417
	PT Lippo Karawaci Tbk	229,385	17,236
	PT Medco Energi International Tbk	2,396,000	1,299,518
*	PT Panasia Indosyntec Tbk	75,100	3,225
	PT Semen Gresik Tbk	3,194,500	1,508,974
	PT Telekomunikasi Indonesia Tbk	15,037,640	13,052,201
	PT Unilever Indonesia Tbk	4,212,500	3,054,371
	PT United Tractors Tbk	2,206,000	3,425,095

TOTAL — INDONESIA			64,731,913

ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
	Africa-Israel Investments, Ltd.	21,821	1,800,171
	Bank Hapoalim B.M.	1,583,031	8,102,243
	Bank Leumi Le-Israel	1,637,515	9,000,732
	Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	4,433,611
	Clal Industries, Ltd.	99,129	555,153
	Clal Insurance Enterprise Holdings, Ltd.	34,963	769,915
	Delek Automotive Systems, Ltd.	11,121	209,620
	Delek Group, Ltd.	4,584	892,132
	Discount Investment Corp.	43,272	1,200,551
	Elbit Systems, Ltd.	51,399	3,233,771
*	First International Bank of Israel, Ltd. (6123804)	133,659	404,067
*	First International Bank of Israel, Ltd. (6123815)	36,426	570,329
	IDB Development Corp., Ltd. Series A	30,082	855,070
	IDB Holding Corp., Ltd.	36,578	992,026
	Israel Chemicals, Ltd.	1,271,740	29,352,327
*	Israel Discount Bank Series A	232,575	595,868
	Koor Industries, Ltd.	15,394	988,441
	Makhteshim-Agan Industries, Ltd.	545,196	5,114,235
	Migdal Insurance Holdings, Ltd.	495,258	748,351
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,754,990
	Ormat Industries, Ltd.	113,997	1,542,262
	Osem Investment, Ltd.	67,801	965,177
	Partner Communications Co., Ltd.	124,006	3,026,509
*	Strauss Group, Ltd.	55,697	890,665
	Teva Pharmaceutical Industries, Ltd.	46,855	2,150,535
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203
	United Mizrahi Bank, Ltd.	284,543	2,446,425

TOTAL — ISRAEL			144,051,379

8

MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
	Affin Holdings Berhad	747,600	470,809
*	Airasia Berhad	1,839,000	589,887
	Alliance Financial Group Berhad	1,164,400	1,128,760
	AMMB Holdings Berhad	2,636,359	3,238,568
	Asiatic Development Berhad	454,800	1,164,556
	Batu Kawan Berhad	170,000	582,485
	Berjaya Sports Toto Berhad	1,248,800	1,984,651
	Boustead Holdings Berhad	542,900	904,753
	British American Tobacco Berhad	265,700	3,567,990
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	13,411,553
	Digi.Com Berhad	582,762	4,765,359
*	EON Capital Berhad	507,100	798,380
	Fraser & Neave Holdings Berhad	61,000	169,494
	Gamuda Berhad	2,662,000	2,013,721
	Genting Berhad	3,486,500	6,614,680
	Hong Leong Bank Berhad	930,550	1,824,244
	Hong Leong Financial Group Berhad	592,429	932,680
	IGB Corp. Berhad	917,900	495,416
	IJM Corp. Berhad	994,800	1,765,665
	IOI Corp. Berhad	5,861,295	13,479,571
	IOI Properties Berhad	151,300	466,782
	KLCC Property Holdings Berhad	778,600	730,237
	KNM Group Berhad	1,052,500	2,258,083
	Kuala Lumpur Kepong Berhad	857,100	4,679,954
	Lafarge Malayan Cement Berhad	626,280	850,446
	Malayan Banking Berhad	4,334,375	10,034,337
*	Malaysian Airlines System Berhad	772,867	844,491
	Malaysian Bulk Carriers Berhad	437,200	555,590
	Malaysian Pacific Industries Berhad	160,400	388,228
	MISC Berhad	2,552,532	7,487,838
	MMC Corp. Berhad	1,503,800	1,651,749
	Nestle (Malaysia) Berhad	222,700	2,026,907
	Oriental Holdings Berhad	241,300	439,505
*	Parkson Holdings Berhad	479,050	902,143
	Petronas Dagangan Berhad	647,000	1,607,098
	Petronas Gas Berhad	1,061,800	3,260,344
	Plus Expressways Berhad	3,046,800	2,894,654
	Pos Malaysia & Services Holdings Berhad	227,300	133,938
	PPB Group Berhad	935,900	3,296,690
	Public Bank Berhad	1,550,201	5,693,962
	Resorts World Berhad	5,603,500	5,637,276
	RHB Capital Berhad	525,900	819,725
	Sarawak Energy Berhad	430,200	398,044
	Shell Refining Co. Federation of Malaysia Berhad	227,000	770,738
	Sime Darby Berhad	3,961,909	11,618,610
	SP Setia Berhad	1,245,450	1,520,992
	Star Publications (Malaysia) Berhad	485,600	524,381
	Telekom Malaysia Berhad	2,832,800	2,709,945
	Tenaga Nasional Berhad	2,495,400	5,428,267
*	TM International Berhad	2,832,800	6,426,259
*	Transmile Group Berhad	164,000	70,774
	UEM World Berhad	911,300	962,411
	UMW Holdings Berhad	729,066	1,473,265

9

	United Plantations Berhad	12,600	53,597
	YTL Corp. Berhad	1,578,966	3,655,701
	YTL Power International Berhad	3,372,332	2,308,325
	Zelan Berhad	353,400	290,082
TOTAL COMMON STOCKS			154,774,590

RIGHTS/WARRANTS — (0.0%)
*	KNM Group Berhad Rights 06/17/08	263,125	239,574

TOTAL — MALAYSIA			155,014,164

MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
#	Alfa S.A.B. de C.V. Series A	578,090	4,243,371
	America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	7,846,666
	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	12,390,272
#	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611
#	Coca-Cola Femsa S.A.B. de C.V. Series L	690,400	4,296,393
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	177,298
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	837
	Corporativo Fragua S.A.B. de C.V. Series B	21	263
*	Desc S.A. de C.V. Series B	123,968	108,115
* #	Dine S.A.B. de C.V.	123,968	117,725
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,973,895
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,272,336
* #	Empresas ICA S.A.B. de C.V.	103,950	698,057
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,620,169
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	6,005,603
* #	Gruma S.A.B. de C.V. Series B	105,944	318,355
#	Grupo Carso S.A.B. de C.V. Series A-1	1,545,132	6,872,444
#	Grupo Continental S.A.B. de C.V.	358,600	961,159
#	Grupo Elektra S.A. de C.V.	126,080	4,972,363
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	11,049,197
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	10,195,705
	Grupo Gigante S.A.B. de C.V. Series B	117,282	219,342
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,398,747
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	238,549
	Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	5,290,069
	Grupo Nutrisa S.A. de C.V.	129	150
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	11,044,894
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	8,543,820
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,709,100
#	Industrias Penoles S.A.B. de C.V.	277,530	8,094,860
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	4,157,398
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	7,452,877

10

*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,811
*	Savia S.A. de C.V.	120,000	9,303
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	416,873
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,244,844
	Vitro S.A.B. de C.V.	147,450	268,332
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	26,340,829

TOTAL — MEXICO			309,255,350

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	3,075,000	505,768
	Ayala Corp. Series A	435,353	3,509,274
	Ayala Land, Inc.	11,518,518	2,835,000
	Banco de Oro- EPCI, Inc.	1,292,908	1,493,709
	Bank of the Philippine Islands	2,417,047	2,931,007
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	206,876
	Metro Bank & Trust Co.	1,244,635	1,111,036
	Petron Corp.	4,690,000	547,385
	Philippine Long Distance Telephone Co.	125,290	7,502,356
*	Pilipino Telephone Corp.	876,000	152,179
	SM Prime Holdings, Inc.	7,903,168	1,445,588
	Universal Robina Corp.	197,900	59,995

TOTAL — PHILIPPINES			22,300,173

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Agora SA	65,585	1,063,148
	Asseco Poland SA	6,365	184,720
	Bank Millennium SA	480,376	1,912,212
	Bank Pekao SA	163,030	14,171,204
*	Bank Przemyslowo Handlowy BPH SA	15,658	576,486
	Bank Zackodni WBK SA	37,228	2,809,921
*	Bioton SA	622,844	197,801
	Browary Zywiec SA	13,855	3,909,063
*	Cersanit SA	126,328	1,168,408
*	Getin Holdings SA	444,619	2,536,551
	Grupa Lotos SA	78,623	1,212,179
	Kredyt Bank SA	88,259	801,006
*	Mondi Packaging Paper Swiecie SA	43,468	1,028,766
*	Netia Holdings SA	390,681	596,295
*	PBG SA	3,132	458,766
*	Polski Koncern Naftowy Orlen SA	449,310	8,291,814
*	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	500,314
*	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,647,869
	Telekomunikacja Polska SA	1,112,400	10,506,801
	TVN SA	205,099	1,770,594
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	68,487

TOTAL — POLAND			57,412,405

11

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	500,878	5,626,328
	African Bank Investments, Ltd.	733,060	2,357,226
	African Oxygen, Ltd.	354,545	1,211,665
	African Rainbow Minerals, Ltd.	184,031	7,253,914
	Anglo American Platinum Corp., Ltd.	143,540	25,009,513
#	AngloGold Ashanti, Ltd.	342,282	12,887,445
	ArcelorMittal South Africa, Ltd.	459,163	15,060,405
	Aspen Pharmacare Holdings, Ltd.	390,295	1,681,668
	Aveng, Ltd.	564,485	4,832,158
	Barloworld, Ltd.	325,200	4,396,688
*	Bidvest Group, Ltd.	422,101	5,949,382
	Discovery Holdings, Ltd.	556,542	1,754,626
*	Eqstra Holdings, Ltd.	289,896	514,321
	Exxaro Resources, Ltd.	114,491	2,366,249
	FirstRand, Ltd.	5,239,052	10,109,137
	Foschini, Ltd.	316,406	1,411,856
*	Freeworld Coatings, Ltd.	325,200	385,236
#	Gold Fields, Ltd.	306,889	3,959,915
	Gold Fields, Ltd. Sponsored ADR	442,200	5,717,646
*	Harmony Gold Mining Co., Ltd.	416,418	4,958,172
	Impala Platinum Holdings, Ltd.	749,481	32,003,769
	Imperial Holdings, Ltd.	289,896	2,016,877
	Investec, Ltd.	276,298	1,925,931
	JD Group, Ltd.	238,923	940,883
	Kumba Iron Ore, Ltd.	132,643	5,926,901
#	Liberty Group, Ltd.	224,453	2,153,029
	Massmart Holdings, Ltd.	311,299	2,864,007
	Mondi, Ltd.	63,861	490,554
	MTN Group, Ltd.	2,592,990	51,844,934
	Murray & Roberts Holdings, Ltd.	426,289	4,922,268
	Nampak, Ltd.	796,643	1,435,020
	Naspers, Ltd. Series N	585,271	13,659,264
	Nedbank Group, Ltd.	495,800	6,489,823
	Network Healthcare Holdings, Ltd.	1,992,016	2,175,747
	Pick’n Pay Stores, Ltd.	434,325	1,691,062
	Pretoria Portland Cement Co., Ltd.	970,260	4,518,541
	Reunert, Ltd.	272,528	1,987,139
	Sanlam, Ltd.	3,763,590	9,531,948
	Sappi, Ltd.	243,332	3,486,004
	Sappi, Ltd. Sponsored ADR	99,500	1,420,860
	Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390
	Shoprite Holdings, Ltd.	702,735	3,890,031
	Standard Bank Group, Ltd.	1,797,036	19,622,305
	Steinhoff International Holdings, Ltd.	1,363,005	3,503,224
	Sun International, Ltd.	138,020	1,611,443
	Telkom South Africa, Ltd.	614,393	11,056,102
	Tiger Brands, Ltd.	253,166	5,217,216
	Truworths International, Ltd.	711,817	2,139,828
#	Woolworths Holdings, Ltd.	1,313,650	1,949,510

TOTAL — SOUTH AFRICA			382,648,160

12

SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
#	Amorepacific Corp.	3,527	2,128,614
#	Cheil Industrial, Inc.	20,690	1,069,126
*	CJ Cheiljedang Corp.	3,287	850,892
	Daegu Bank Co., Ltd.	58,240	859,837
	Daelim Industrial Co., Ltd.	18,800	2,256,372
#	Daewoo Engineering & Construction Co., Ltd.	218,088	3,814,151
#	Daewoo International Corp.	45,870	2,014,001
#	Daewoo Securities Co., Ltd.	103,195	2,161,086
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	6,471,211
#	DC Chemical Co., Ltd.	6,626	2,529,707
	Dong Bu Insurance Co., Ltd.	22,580	924,696
	Dongkuk Steel Mill Co., Ltd.	1,400	63,736
* #	Doosan Corp.	8,040	1,656,623
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	3,446,843
#	Doosan Infracore Co., Ltd.	97,520	3,204,446
#	GS Engineering & Construction Corp.	27,320	3,438,331
	GS Holdings Corp.	42,945	2,002,501
	Hana Financial Group, Inc.	112,261	4,688,255
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	777,182
#	Hanjin Shipping Co., Ltd.	8,522	388,724
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,213,704
#	Hanwha Chemical Corp.	8,050	97,338
	Hanwha Corp.	22,240	902,977
#	Hite Brewery Co., Ltd.	13,530	1,523,770
	Honam Petrochemical Corp.	2,953	253,025
* #	Hynix Semiconductor, Inc.	118,050	3,554,489
	Hyundai Department Store Co., Ltd.	7,630	763,328
#	Hyundai Development Co.	37,270	2,277,526
	Hyundai Engineering & Construction Co., Ltd.	570	48,683
#	Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519
#	Hyundai Merchant Marine Co., Ltd.	24,600	879,382
#	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,481,237
	Hyundai Mobis	53,070	4,729,756
#	Hyundai Motor Co., Ltd.	122,979	10,031,884
#	Hyundai Securities Co., Ltd.	46,721	619,775
	Hyundai Steel Co.	58,560	4,707,271
*	Industrial Bank of Korea	43,600	785,543
	Kangwon Land, Inc.	150,410	3,564,014
#	KCC Corp.	7,410	3,595,031
* #	Kia Motors Corp.	263,640	3,123,901
	Kookmin Bank	161,175	10,038,860
	Kookmin Bank Sponsored ADR	117,300	7,325,385
	Korea Electric Power Corp.	295,290	9,580,578
	Korea Exchange Bank	200,200	2,984,733
	Korea Gas Corp.	35,793	2,742,771
	Korea Investment Holdings Co., Ltd.	23,530	1,080,358

13

	Korea Zinc Co., Ltd.	4,366	557,683
	Korean Air Co., Ltd.	8,396	428,281
	KT Corp.	195,930	8,801,605
*	KT Freetel, Ltd.	47,030	1,324,603
	KT&G Corp.	103,590	8,992,114
#	Kumho Industrial Co., Ltd.	10,764	338,932
	LG Chemical, Ltd.	36,776	3,498,058
#	LG Corp.	129,413	10,120,316
#	LG Electronics, Inc.	88,910	12,352,665
#	LG Household & Healthcare Co., Ltd.	5,120	1,073,264
#	LG Phillips LCD Co., Ltd.	106,110	4,683,381
	Lotte Confectionary Co., Ltd.	350	393,954
*	Lotte Shopping Co., Ltd.	2,800	943,208
	LS Cable, Ltd.	8,728	827,619
#	Mirae Asset Securities Co., Ltd.	5,410	641,475
	POSCO	46,060	25,174,520
	POSCO ADR	73,100	9,989,115
	Pusan Bank	73,990	1,074,516
	S1 Corp.	3,130	177,816
#	Samsung Corp.	77,520	5,174,036
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,761,106
	Samsung Electronics Co., Ltd.	97,139	69,922,372
	Samsung Engineering Co., Ltd.	16,857	1,554,029
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,910,789
#	Samsung Heavy Industries Co., Ltd.	126,000	5,247,023
* #	Samsung SDI Co., Ltd.	24,812	1,920,753
#	Samsung Securities Co., Ltd.	33,780	2,425,793
	Samsung Techwin Co., Ltd.	28,393	1,680,202
	Shinhan Financial Group Co., Ltd.	190,952	9,569,478
	Shinhan Financial Group Co., Ltd. ADR	19,900	2,001,343
#	Shinsegae Co., Ltd.	10,460	6,075,414
	SK Co., Ltd.	21,194	3,334,438
#	SK Energy Co., Ltd.	51,889	6,456,171
*	SK Networks Co., Ltd.	103,360	1,902,623
	SK Telecom Co., Ltd.	56,085	11,113,853
#	S-Oil Corp.	47,310	3,397,185
#	STX Corp.	11,280	833,160
#	STX Shipbuilding Co., Ltd.	23,910	943,428
	Woongjin Coway Co., Ltd.	13,260	390,203
#	Woori Investment & Securities Co., Ltd.	67,386	1,430,706
TOTAL COMMON STOCKS			375,276,402

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	2,576	8,453

TOTAL — SOUTH KOREA			375,284,855

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
	Acer, Inc.	1,935,463	4,019,785
	Advanced Semiconductor Engineering, Inc.	2,906,808	3,057,230

14

#	Advanced Semiconductor Engineering, Inc. ADR	151,600	795,900
	Advantech Co., Ltd.	336,427	875,210
	Asia Cement Corp.	2,245,937	4,177,342
	Asustek Computer, Inc.	2,693,723	7,775,496
	AU Optronics Corp.	5,013,298	9,610,286
#	AU Optronics Corp. Sponsored ADR	227,796	4,337,236
	Catcher Co., Ltd.	249,116	861,437
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606
	Cathay Real Estate Development Co., Ltd.	692,000	476,352
	Chang Hwa Commercial Bank	3,763,796	3,060,448
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,460,247
	Cheng Uei Precision Industry Co., Ltd.	225,390	508,802
	Chi Mei Optoelectronic Corp.	4,619,528	6,305,296
	China Airlines	2,271,981	1,189,096
	China Development Financial Holding Corp.	8,525,392	3,633,744
	China Motor Co., Ltd.	1,014,196	796,073
	China Steel Corp.	8,142,745	13,930,132
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	6,251,063
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,916,652
*	CMC Magnetics Corp.	2,482,400	833,497
	Compal Communications, Inc.	270,270	508,573
	Compal Electronics, Inc.	2,763,112	3,073,333
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,677,739
	D-Link Corp.	450,432	748,067
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,233,445
	Epistar Corp.	331,097	904,733
	Eternal Chemical Co., Ltd.	404,400	455,134
*	Eva Airways Corp.	2,096,444	1,228,203
	Evergreen Marine Corp., Ltd.	2,092,869	1,842,942
	Everlight Electronics Co., Ltd.	113,291	401,113
	Far East Textile, Ltd.	4,125,344	6,424,627
	Far Eastern Department Stores, Ltd.	110,000	165,547
*	Far Eastern International Bank	235,841	88,891
	First Financial Holding Co., Ltd.	5,023,209	5,961,188
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	10,994,500
	Formosa Plastics Corp.	4,721,167	13,323,751
	Formosa Taffeta Co., Ltd.	484,000	535,196
	Foxconn Technology Co., Ltd.	546,086	3,175,042
	Fubon Financial Holding Co., Ltd.	5,940,052	7,079,426
	High Tech Computer Corp.	386,227	10,291,045
	Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784
	Hotai Motor Co., Ltd.	387,000	1,246,012
	Hua Nan Financial Holding Co., Ltd.	5,450,122	5,022,494
	Inventec Corp.	1,500,193	928,285
	Kinsus Interconnect Technology Corp.	210,100	550,080
	Largan Precision Co., Ltd.	81,855	1,023,898
	Lite-On Technology Corp.	1,438,205	1,704,504
* #	Macronix International ADR	9,399	44,828
	Macronix International Co., Ltd.	1,261,795	602,902
	Media Tek, Inc.	867,386	10,848,188
	Mega Financial Holding Co., Ltd.	9,477,535	7,424,986
	Mitac International Corp.	1,082,013	928,199

15

	Nan Ya Plastic Corp.	6,878,218	15,952,730
	Nanya Technology Co., Ltd.	3,664,634	2,123,409
*	Pacific Electric Wire & Cable Corp.	233,200	3,989
	Pan-International Industrial Corp.	196,525	377,384
	Phoenix Precision Technology Corp.	867	541
	Pou Chen Corp.	1,737,978	1,696,540
	President Chain Store Corp.	776,260	2,938,914
*	Qisda Corp.	1,183,990	1,062,245
	Quanta Computer, Inc.	3,113,430	4,920,870
	Realtek Semiconductor Corp.	269,396	815,580
	Richtek Technology Corp.	69,000	648,010
	Shin Kong Financial Holding Co., Ltd.	3,521,545	3,055,787
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,931,579
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,245
	SinoPac Holdings Co., Ltd.	4,399,033	1,998,371
	Sunplus Technology Co., Ltd.	240,591	303,112
	Synnex Technology International Corp.	700,331	1,834,359
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,764,268
*	Taiwan Business Bank	2,272,325	1,058,021
	Taiwan Cement Corp.	2,391,976	4,013,553
	Taiwan Cooperative Bank	1,263,160	1,378,089
	Taiwan Fertilizer Co., Ltd.	95,000	459,663
	Taiwan Glass Industrial Corp.	1,176,915	1,465,212
	Taiwan Life Insurance Co., Ltd	242,000	396,844
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267
*	Tatung Co., Ltd.	2,839,000	1,588,407
	Teco Electric & Machinery Co., Ltd.	250,000	148,561
	Transcend Information, Inc.	203,999	637,257
	Tung Ho Steel Enterprise Corp.	503,000	1,051,448
	U-Ming Marine Transport Corp.	648,860	2,098,733
	Uni-President Enterprises Corp.	2,663,801	3,770,855
	United Microelectronics Corp.	12,019,754	7,484,571
*	Via Technologies, Inc.	813,000	470,943
	Walsin Lihwa Corp.	2,278,539	1,027,026
	Wan Hai Lines Co., Ltd.	1,625,914	1,450,581
	Winbond Electronics Corp.	3,308,000	871,443
*	Wintek Corp.	747,438	612,611
	Wistron Corp.	1,031,020	1,763,433
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	200,073
	Yang Ming Marine Transport Corp.	2,041,069	1,562,215
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,422,772
	Yulon Motor Co., Ltd.	1,239,250	1,486,789
	Zyxel Communication Corp.	315,070	302,398

TOTAL — TAIWAN			358,924,283

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,964,864
	Bangkok Bank PCL (Foreign)	274,400	1,139,991
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,141,548

16

#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	708,541
#	Bangkok Expressway PCL (Foreign)	250,000	120,788
*	Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	2,373,972
*	Bank of Ayudhya PCL (Foreign) NVDR	258,000	212,387
	Banpu Coal, Ltd.	24,100	355,993
	Banpu PCL (Foreign)	123,500	1,854,685
	BEC World PCL (Foreign)	1,178,000	1,087,552
	Big C Supercenter PCL (Foreign) NVDR	25,000	41,545
	Bumrungrad Hospital PCL (Foreign)	297,000	342,745
	C.P. Seven Eleven PCL (Foreign)	2,614,700	885,112
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	423,359
	Central Pattana PCL (Foreign)	888,500	683,567
	Charoen Pokphand Foods PCL (Foreign)	4,487,600	577,263
	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	678,896
	Hana Microelectronics PCL (Foreign)	387,400	201,479
#	Italian-Thai Development PCL	1,617,400	423,077
	Kasikornbank PCL (Foreign)	1,730,300	4,526,096
	Kasikornbank PCL (Foreign) NVDR	164,500	430,297
#	Krung Thai Bank PCL (Foreign)	6,364,070	1,762,629
	Land & Houses PCL (Foreign)	559,510	151,521
	Land and Houses PCL (Foreign) NVDR	3,647,800	914,897
	Precious Shipping PCL	212,900	159,208
	Precious Shipping PCL (Foreign) NVDR	320,400	239,597
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,169,088
	PTT Chemical PCL (Foreign)	818,560	2,770,937
*	PTT Exploration & Production PCL (Foreign)	300,000	1,726,419
*	PTT PCL (Foreign)	250,000	2,585,013
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,406,986
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	58,387
#	Siam Cement PCL (Foreign) (6609906)	125,700	796,867
	Siam Cement PCL (Foreign) (6806387)	220,213	1,409,580
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,976,733
	Siam Makro PCL (Foreign)	112,500	328,897
	Thai Oil PCL (Foreign)	1,124,600	2,214,938
	Thai Union Frozen Products PCL (Foreign)	1,044,020	584,741
	Thanachart Capital PCL (Foreign)	670,550	321,914
	The Siam Cement PCL (Foreign)	377,100	2,344,182
#	Thoresen Thai Agencies PCL (Foreign)	276,000	433,174
*	TMB Bank PCL (Foreign)	22,454,501	905,228
* #	True Corp. PCL (Foreign)	1,834,700	233,749

TOTAL — THAILAND			52,668,442

TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
	Akbank T.A.S.	1,278,133	5,655,406
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	296,133
	Aksigorta A.S.	177,399	763,640
*	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	3,874,982
	Arcelik A.S	148,889	622,874
*	Asya Katilim Bankasi A.S.	48,137	327,512
	Aygaz A.S.	56,070	195,269

17

	BIM BirlesikMagazalar A.S.	3,011	328,514
	Coca-Cola Icecek AS	10,186	112,941
*	Dogan Sirketler Grubu Holding A.S.	787,928	924,359
*	Dogan Yayin Holding A.S.	393,995	688,364
	Enka Insaat ve Sanayi A.S.	275,899	3,318,460
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,981	5,892,380
	Ford Otomotiv Sanayi A.S.	114,792	1,036,361
*	Koc Holding A.S. Series B	615,835	1,736,214
	Migros Turk A.S.	120,891	2,024,874
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	368,860
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	7,267,511
*	Turk Ekonomi Bankasi A.S.	202,536	213,832
*	Turk Hava Yollari Anonim Ortakligi A.S.	39,374	212,878
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	677,555
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,010,649
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,845,506
*	Turkiye Garanti Bankasi A.S.	1,525,403	6,995,137
	Turkiye Is Bankasi A.S.	1,372,915	5,670,468
	Turkiye Vakiflar Bankasi T.A.O.	165,700	285,196
*	Yapi ve Kredi Bankasi A.S.	1,056,907	2,530,989

TOTAL — TURKEY			56,876,864

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	11,272,000

SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599
TOTAL SECURITIES LENDING COLLATERAL			326,038,599

TOTAL INVESTMENTS - (100.0%) (Cost $2,076,501,517)			$3,644,559,802

See accompanying Notes to Financial Statements.

18

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,465
	Banco Macro SA	213,986	492,036
*	Capex SA Series A	79,110	202,671
*	Carboclor SA	50,662	23,234
*	Celulosa Argentina SA Series B	8,473	11,792
*	Central Puerto SA Series B	61,000	117,882
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	300,025
	Dycasa SA Series B	23,052	33,538
*	Endesa Costanera SA Series B	50,000	62,150
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	50,934
	Fiplasto SA	21,500	10,404
*	Grupo Estrella SA Series B	30,460	12,909
	Importadora y Exportadora de la Patagonia Series B	24,999	177,902
	Introductora de Buenos Aires SA Series A	9,832	4,245
*	IRSA Inversiones y Representaciones SA	379,635	516,309
*	Juan Minetti SA	131,531	79,458
	Ledesma S.A.A.I.	387,128	634,249
*	MetroGas SA Series B	90,000	35,012
*	Polledo SA Industria Constructora y FinancierA	88,891	17,628
	Solvay Indupa S.A.I.C.	440,500	770,453

TOTAL — ARGENTINA			3,554,296

BRAZIL — (10.8%)
COMMON STOCKS — (1.9%)
	Acos Villares SA Avil	120,000	93,698
	Cia de Saneamento do Parana	176,900	336,072
*	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	907,235
	Energias do Brazil SA	8,202	159,855
	Eternit SA	290,970	1,713,798
	Globex Utilidades SA	58,737	913,647
*	Gradiente Electronica SA	2,600	5,003
*	IdeiasNet SA	205,300	971,909
	Industrias Romi SA	12,600	147,575
*	M&G Poliester SA	640,780	66,974
*	Magnesita Refratarios SA	441,453	6,391,782
	Mangels Industrial SA	14,600	150,623
	Perdigao SA	370,174	11,948,438
#	Perdigao SA ADR	71,200	4,677,840
	Sao Paulo Alpargatas SA	5,100	435,812
TOTAL COMMON STOCKS			28,920,261

1

PREFERRED STOCKS — (8.9%)
	Banco Mercantil do Brasil SA	6,500	65,020
	Bardella SA Industrias Mecanicas	1,100	167,046
	Braskem SA Preferred A	146,000	1,181,285
#	Braskem SA Preferred A Sponsored ADR	301,000	4,897,270
	Centrais Electricas de Santa Catarina SA	80,900	2,362,588
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,792,840
*	Companhia de Tecidos Norte de Minas	184,142	884,199
*	Companhia de Transmissao de Energia Eletrica Paulista	30,000	877,959
	Companhia Energetica do Ceara Coelce Series A	128,000	1,684,107
	Companhia Paranaense de Energia-Copel Series B	478,800	8,766,470
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	286,454
	Confab Industrial SA	663,428	2,773,633
	Duratex SA	370,000	8,416,846
	Eletropaulo Metropolita SA Preferred A	278,400	5,437,915
	Empressa Metropolitanade Aguas e Energia SA	24,000	191,823
	Energisa SA Prf NPV	27,760	153,606
	Forjas Taurus SA	224,070	1,418,949
	Fras-Le SA	20,200	69,921
	Gol Linhas Aereas Inteligentes SA	81,900	1,269,916
*	Industria de Bebidas Antarctica Polar SA	23,000	37,120
*	Inepar Industria e Construcoes SA	21,390	649,656
	Klabin SA	2,872,600	11,356,175
	Lojas Americanas SA	291,503	2,338,834
	Mahle-Metal Leve SA Industria e Comercio	28,666	647,695
	Marcopolo SA	506,800	2,396,122
	Metalurgica Gerdau SA	29	2,006
*	Net Servicos de Comunicacao SA	400,902	5,782,454
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,533,750
*	Paranapanema SA	119,150	1,083,448
	Petroquimica Uniao SA	33,858	291,431
	Randon e Participacoes SA	302,600	3,292,973
	Rasip Agro-Pastoril SA	51,000	18,813
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	410,852
	Sadia SA	1,138,000	9,627,347
#	Sadia SA ADR	300,000	7,647,000
	Sao Paulo Alpargatas SA	26,200	2,021,580
	Saraiva Livreiros Editores	59,000	1,175,284
*	Sharp SA Equipamentos Eletronicos	30,200,000	371
	Suzano Papel e Celullose SA	617,034	11,380,891
	Suzano Petroquimica SA	531,705	3,625,336
	Tele Norte Celular Participacoes SA	10,990	208,584
	Telemig Celular Participacoes SA	86,801	2,608,566
	Ultrapar Participacoes SA	285,340	11,403,074
	Uniao de Industrias Petroquimicas SA Series B	2,153,379	2,303,646
*	Varig Participacoes Em Transportes	122,026	761
*	Varig Particpacoes Em Servicos	116,823	848
	Votorantim Celulose e Papel SA	12,623	426,768
#	Votorantim Celulose e Papel SA Sponsored ADR	155,700	5,240,862
	Whirlpool SA	301,516	715,556
TOTAL PREFERRED STOCKS			131,925,650

2

RIGHTS/WARRANTS — (0.0%)
*	IdeiasNet SA Rights 06/16/08	34,859	16,717

TOTAL — BRAZIL			160,862,628

CHILE — (1.3%)
COMMON STOCKS — (1.3%)
	Banmedica SA	1,355,107	1,579,477
	Cementos Bio-Bio SA	454,753	1,074,294
	Cintac SA	305,977	192,330
	Compania de Consumidores de Gas Santiago SA	69,187	315,154
	Compania SudAmericana de Vapores SA	1,682,905	2,714,645
	CorpBanca SA	466,016,129	2,858,465
	Cristalerias de Chile SA	170,424	1,702,644
	Empresas Iansa SA	9,232,481	520,762
	Farmacias Ahumada SA	275,876	947,436
	Industrias Forestales SA	20,000	4,746
	Madeco SA	14,534,460	1,618,469
	Madeco SA Sponsored ADR	22,200	251,082
	Masisa SA	5,065,669	1,170,233
	Parque Arauco SA	1,284,368	1,323,264
	Soquimic Comercial SA	562,478	338,342
	Vina de Concha y Toro SA	1,256,613	2,380,098
#	Vina de Concha y Toro SA Sponsored ADR	7,386	279,929
	Vina San Pedro SA	40,113,498	267,173

TOTAL — CHILE			19,538,543

CHINA — (9.0%)
COMMON STOCKS — (9.0%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	16,144
#	AMVIG Holdings, Ltd.	1,365,100	1,498,157
#	Anhui Expressway Co., Ltd.	834,000	620,482
*	AviChina Industry and Technology Co., Ltd.	2,340,000	364,019
	Baoye Group Co., Ltd.	580,000	367,960
#	Beijing Capital Land, Ltd.	1,622,000	557,207
	Beijing Enterprises Holdings, Ltd.	96,000	355,159
* #	Brilliance China Automotive Holdings, Ltd.	9,784,000	1,518,871
#	Byd Co., Ltd.	1,102,000	1,744,915
	Catic Shenzhen Holdings, Ltd.	494,000	468,934
#	Chaoda Modern Agriculture	6,897,631	9,721,743
* #	China Aerospace International Holdings, Ltd.	4,553,900	555,836
	China Electric Manufacturing Co., Ltd.	694,900	409,372
#	China Everbright International, Ltd.	5,281,800	2,049,654
#	China Foods, Ltd.	3,419,200	1,652,667
#	China Gas Holdings, Ltd.	5,841,500	2,078,207
#	China Green (Holdings), Ltd.	1,392,800	1,841,321
*	China Haidian Holdings, Ltd.	2,455,000	198,460

3

#	China Infrastructure Machinery Holdings, Ltd.	1,863,000	2,179,046
	China Insurance International Holdings Co., Ltd.	333,000	948,909
* #	China Mining Resources Group, Ltd.	9,903,900	1,082,547
#	China Pharmaceutical Group, Ltd.	2,898,000	1,282,371
#	China Power International Development, Ltd.	6,515,200	2,207,138
	China Rare Earth Holdings, Ltd.	2,736,300	656,669
#	China Shineway Pharmaceutical Group, Ltd.	460,200	342,392
#	China State Construction International Holdings, Ltd.	996,000	1,408,022
	China Travel International Investment Hong Kong, Ltd.	8,144,000	3,282,996
#	China Yurun Food Group, Ltd.	2,622,000	4,153,019
* #	Chongqing Iron and Steel Co., Ltd.	856,000	412,386
*	CITIC 21CN Co., Ltd.	4,363,200	285,622
* #	CITIC Resources Holdings, Ltd.	7,444,000	4,234,995
	CNPC (Hong Kong), Ltd.	9,930,000	5,220,826
#	Comba Telecom Systems Holdings, Ltd.	1,551,600	544,496
#	COSCO International Holdings, Ltd.	2,411,000	1,480,655
#	Dalian Port (PDA) Co., Ltd.	3,280,000	2,126,549
#	Digital China Holdings, Ltd.	443,800	321,418
#	Dynasty Fine Wines Group, Ltd.	2,274,600	473,065
*	Enerchina Holdings, Ltd.	1,881,945	70,011
	First Tractor Co., Ltd.	706,000	310,219
* #	Founder Holdings, Ltd.	562,900	28,561
#	FU JI Food & Catering Services	910,800	1,146,920
#	Geely Automobile Holdings, Ltd.	9,466,900	1,141,464
	Global Bio-Chem Technology Group Co., Ltd.	6,287,400	2,686,598
#	Golden Eagle Retail Group, Ltd.	3,066,000	3,144,706
	Great Wall Motor Co., Ltd.	698,500	701,592
*	Great Wall Technology Co., Ltd.	652,000	140,649
	Guangdong Investment, Ltd.	6,796,000	3,166,096
#	Guangzhou Pharmaceutical Co., Ltd.	346,000	310,806
#	Guangzhou Shipyard International Co., Ltd.	280,000	951,716
	GZI Transport, Ltd.	2,027,300	1,011,037
	Hainan Meilan International Airport Co., Ltd.	364,000	438,581
*	Harbin Power Equipment Co., Ltd.	1,244,000	2,344,355
#	Hengan International Group Co., Ltd.	79,000	286,853
#	HKC (Holdings), Ltd.	12,319,657	2,482,640
#	Hopson Development Holdings, Ltd.	2,026,000	4,329,502
#	Hunan Non-Ferrous Metal Corp., Ltd.	6,710,000	2,247,711
#	Jingwei Textile Machinery Co., Ltd.	234,000	60,049
#	Kingway Brewery Holdings, Ltd.	1,595,800	303,035
#	Li Ning Co., Ltd.	2,389,000	6,729,706
#	Lianhua Supermarket Holdings Co., Ltd.	364,000	503,812
	Lingbao Gold Co., Ltd.	478,000	228,050
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	773,983
#	Minmetals Resources, Ltd.	3,422,000	1,581,587
*	Nanjing Panda Electronics Co., Ltd.	284,000	81,355
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,039,684
	Qingling Motors Co., Ltd.	2,390,000	435,547
* #	Semiconductor Manufacturing International Corp.	48,537,000	3,081,033
#	Shandong Molong Petroleum Machinery Co., Ltd.	2,136,000	249,368
#	Shanghai Prime Machinery Co., Ltd.	1,214,000	317,646
	Shenji Kunming Machine Tool Co., Ltd.	195,000	207,640

4

#	Shenzhen Expressway Co., Ltd.	2,570,000	1,520,934
	Shenzhen International Holdings, Ltd.	24,914,300	2,684,801
	Shenzhen Investment, Ltd.	8,796,000	3,636,558
	Shenzhou International Group	1,095,000	315,484
	Shougang Concord International Enterprises Co., Ltd.	11,314,100	4,042,507
#	Sichuan Expressway Co., Ltd.	1,552,000	511,833
	SinoCom Software Group, Ltd.	1,439,200	258,550
	Sinolink Worldwide Holdings, Ltd.	5,475,300	998,195
#	Sinopec Kantons Holdings, Ltd.	1,368,300	257,747
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,600,000	567,739
	Sinotrans, Ltd.	5,913,000	1,586,965
	Skyworth Digital Holdings, Ltd.	3,774,300	426,152
	SRE Group, Ltd.	4,586,000	729,597
	Stone Group Holdings, Ltd.	2,896,000	223,294
* #	TCL Communication Technology Holdings, Ltd.	9,301,000	298,238
* #	TCL Multimedia Technology Holdings, Ltd.	11,188,700	530,481
#	Tianjin Capital Environmental Protection	622,000	235,646
	Tianjin Development Holdings, Ltd.	1,845,800	1,363,011
* #	Towngas China Co., Ltd.	3,173,000	1,608,631
	TPV Technology, Ltd.	5,356,000	3,299,104
#	Travelsky Technology, Ltd.	2,083,000	1,654,607
	Weiqiao Textile Co., Ltd.	1,699,000	1,801,652
	Xiamen International Port Co., Ltd.	1,860,000	578,025
#	Xinao Gas Holdings, Ltd.	2,178,000	3,520,821
#	Xiwang Sugar Holdings Co., Ltd.	1,624,000	633,638
*	Zhejiang Glass Co., Ltd.	445,000	372,973
TOTAL COMMON STOCKS			134,851,924

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Warrants 02/27/09	96,857	7,695

TOTAL — CHINA			134,859,619

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	2,108,469
* #	Fotex NYRT	299,751	1,374,208
* #	Pannonplast NYRT	197,205	1,819,105
* #	RABA Automotive Holding NYRT	102,964	1,203,627
* #	Synergon Information Systems	37,006	282,481
	Zwack Unicum NYRT	1,100	113,844

TOTAL — HUNGARY			6,901,734

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	3M India, Ltd.	4,899	212,578
*	Abhishek Industries, Ltd.	216,492	87,204
	Adlabs Films, Ltd.	66,472	962,211
	Ador Welding, Ltd.	17,588	61,522
	Aftek, Ltd.	125,900	138,794

5

*	Agro Tech Foods, Ltd.	39,674	117,987
	Ajmera Realty & Infra India	111,700	398,516
	Alembic, Ltd.	329,290	432,776
	Alfa Laval (India), Ltd.	7,075	136,105
	Alok Industries, Ltd.	315,146	466,754
	Ansal Properties & Infrastructure, Ltd.	196,315	605,875
	Apollo Hospitals Enterprise, Ltd.	124,821	1,421,329
*	Apollo Tyres, Ltd.	880,050	870,962
*	Aptech, Ltd.	69,254	371,257
*	Arvind Mills, Ltd.	279,573	295,060
*	Asahi India Glass, Ltd.	319,030	440,041
	Ashapura Minechem, Ltd.	134,220	706,517
	Asian Electronics, Ltd.	47,354	164,663
	Asian Hotels, Ltd.	26,208	393,600
	Astra Microwave Products, Ltd.	130,514	182,072
	Aurobindo Pharma, Ltd.	108,294	770,162
	Automotive Axles, Ltd.	19,185	140,514
	Avaya GlobalConnect, Ltd.	27,160	105,480
	Aventis Pharma, Ltd.	23,466	436,797
	Aztecsoft, Ltd.	76,802	127,149
	Bajaj Auto Finance, Ltd.	54,772	341,523
	Bajaj Hindusthan, Ltd.	81,444	363,758
*	Balaji Telefilms, Ltd.	131,073	641,244
	Ballarpur Industries, Ltd.	1,021,629	838,976
	Balmer Lawrie & Co., Ltd.	23,290	217,549
*	Balrampur Chini Mills, Ltd.	876,659	1,886,116
	Bank of Maharashtra, Ltd.	660,031	696,774
	Bank of Rajasthan, Ltd.	215,182	560,539
	Bannari Amman Sugars, Ltd.	15,919	325,223
	BASF India, Ltd.	53,833	323,218
	Bata India, Ltd.	86,199	333,398
	Berger Paints India, Ltd.	606,884	540,799
	Bharati Shipyard, Ltd.	50,252	555,576
	Bhushan Steel & Strips, Ltd.	82,431	1,763,200
	Birla Corp., Ltd.	190,628	942,232
	Blue Dart Express, Ltd.	16,011	234,895
	Blue Star, Ltd.	137,056	1,364,343
	BOC India, Ltd.	110,022	409,219
*	Bombay Burmah Trading Co.	10,000	98,526
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,664,525
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	409,374
	Bosch Chassis Systems India	17,108	170,355
	Britannia Industries, Ltd.	30,375	1,032,903
	Cadila Healthcare, Ltd.	65,306	453,688
*	Cambridge Solutions, Ltd.	130,152	149,062
	Carborundum Universal, Ltd.	152,175	401,962
	Ceat, Ltd.	82,619	186,761
	Century Enka, Ltd.	37,178	100,256
	CESC, Ltd.	164,998	1,902,782
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,665,693
*	Chemplast Sanmar, Ltd.	79,745	15,267
	Chennai Petroleum Corp., Ltd.	231,113	1,840,233

6

*	Chi Investments, Ltd.	27,539	37,980
	Cholamandalam DBS Finance, Ltd.	42,010	139,955
	City Union Bank, Ltd.	504,250	345,674
	Clariant Chemicals (India), Ltd.	25,417	134,599
	CMC, Ltd.	29,521	530,610
	Coromandel Fertilisers, Ltd.	236,478	714,510
	Cranes Software International, Ltd.	182,944	546,376
	CRISIL, Ltd.	10,145	869,946
*	Dabur Pharma, Ltd.	244,393	420,912
	Dalmia Cement (Bharat), Ltd.	60,289	398,025
	DCM Shriram Consolidated, Ltd.	258,455	372,848
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	430,349
*	Dhampur Sugar Mills, Ltd.	67,667	89,919
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,252,877
	E.I.D. - Parry (India), Ltd.	178,726	824,212
	Eicher Motors, Ltd.	51,963	367,530
	EIH, Ltd.	158,145	477,788
	Elder Pharmaceuticals, Ltd.	45,749	391,758
	Electrosteel Casings, Ltd.	384,060	431,128
	Elgi Equipments, Ltd.	112,237	145,665
	Esab India, Ltd.	31,753	299,744
*	Escorts, Ltd.	105,268	235,221
	Essel Propack, Ltd.	229,455	174,995
*	Eveready Industries (India), Ltd.	149,446	154,617
	Exide Industries, Ltd.	1,222,682	2,133,731
	FAG Bearings (India), Ltd.	26,817	295,353
*	FDC, Ltd.	423,054	287,600
	Federal Bank, Ltd.	279,298	1,442,110
	Finolex Cables, Ltd.	253,437	407,776
	Finolex Industries, Ltd.	229,394	373,664
	Gammon India, Ltd.	141,799	1,352,333
	Geodesic Information Systems, Ltd.	144,811	571,702
	Geometric, Ltd.	103,884	121,025
	GHCL, Ltd.	194,236	326,963
	Gillette India, Ltd.	8,591	187,761
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	974,800
	Godfrey Phillips India, Ltd.	2,778	93,451
	Godrej Consumer Products, Ltd.	295,660	945,871
*	Goetze (India), Ltd.	60,504	101,917
	Graphite India, Ltd.	221,802	353,383
	Great Eastern Shipping Co., Ltd.	68,888	817,589
	Greaves Cotton, Ltd.	123,608	705,513
*	GTL Infrastructure, Ltd.	516,486	588,615
	GTL, Ltd.	258,243	1,457,794
	Gujarat Alkalies & Chemicals, Ltd.	135,835	628,131
	Gujarat Ambuja Exports, Ltd.	180,510	180,333
	Gujarat Fluorochemicals, Ltd.	164,960	774,647
	Gujarat Gas Co., Ltd.	85,660	513,729
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	885,153
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	538,064
	H.E.G., Ltd.	76,619	531,556
	HCL Infosystems, Ltd.	280,963	1,094,992

7

	Helios & Matheson Information Technology, Ltd.	30,779	48,640
	Hexaware Technologies, Ltd.	234,745	338,146
	Hikal, Ltd.	17,498	187,114
*	Himachal Futuristic Communications, Ltd.	1,315,900	571,833
*	Himatsingka Seide, Ltd.	115,558	129,460
	Hinduja Ventures, Ltd.	36,075	259,350
	Hindustan Construction Co., Ltd.	512,201	1,433,244
*	Hindustan Motors, Ltd.	280,005	197,810
*	Hindustan Oil Exploration Co., Ltd.	207,036	659,481
	Hindustan Sanitaryware & Industries, Ltd.	69,904	80,915
	Honeywell Automation India, Ltd.	6,781	238,574
	Hotel Leelaventure, Ltd.	852,415	846,777
	HTMT Global Solutions, Ltd.	36,075	298,445
	ICI India, Ltd.	50,985	701,051
	India Glycols, Ltd.	47,189	328,019
	Indo Rama Synthetics (India), Ltd.	136,867	112,640
	Indoco Remedies, Ltd.	12,300	77,360
	IndusInd Bank, Ltd.	447,357	811,461
	Infomedia India, Ltd.	23,790	116,671
	Infotech Enterprises, Ltd.	87,418	538,454
	Ipca Laboratories, Ltd.	55,746	787,164
*	Ispat Industries, Ltd.	930,933	685,377
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	139,666
	Jain Irrigation Systems, Ltd.	111,368	1,629,233
*	Jammu & Kashmir Bank, Ltd.	87,581	1,340,715
	JBF Industries, Ltd.	99,101	261,310
	Jindal Poly Films, Ltd.	29,404	146,621
	Jindal Saw, Ltd.	86,416	1,169,767
	Jindal Stainless, Ltd.	232,194	752,604
	JK Tyre and Industries, Ltd.	50,801	143,767
	Jubilant Organosys, Ltd.	91,504	754,122
	Jyoti Structures, Ltd.	135,753	396,612
	K.S.B. Pumps, Ltd.	15,895	108,947
	Kajaria Ceram	52,155	37,311
	Karnataka Bank, Ltd.	198,190	942,493
	Karur Vysya Bank, Ltd.	103,349	884,056
	KEC International, Ltd.	50,258	615,168
*	Kesoram Industries, Ltd.	83,108	651,445
	Kirloskar Oil Engines, Ltd.	374,592	875,098
*	Konark Minerals, Ltd.	168,582	24,024
	KPIT Cummins Infosystems, Ltd.	141,710	253,789
	Lakshmi Machine Works, Ltd.	5,560	196,302
	Lanxess ABS, Ltd.	23,441	90,742
	LIC Housing Finance, Ltd.	148,431	1,188,010
	Macmillan India, Ltd.	8,169	31,654
	Madras Cements, Ltd.	1,770	112,371
	Maharashtra Scooters, Ltd.	4,550	29,911
	Maharashtra Seamless, Ltd.	99,628	755,553
	Mahindra Lifespace Developers, Ltd.	56,900	844,430
	Mahindra Ugine Steel Co., Ltd.	21,140	31,685
	Mangalam Cement, Ltd.	49,704	141,184
	Marico, Ltd.	1,201,360	1,822,261

8

	Mastek, Ltd.	66,016	620,287
*	Matrix Laboratories, Ltd.	400,039	1,749,444
*	MAX India, Ltd.	261,485	1,086,420
*	Megasoft, Ltd.	21,301	43,073
	Mercator Lines, Ltd.	350,017	957,828
	Merck, Ltd.	20,256	164,871
	Micro Inks, Ltd.	11,233	74,458
*	MIRC Electronics, Ltd.	233,585	100,599
	Monnet Ispat, Ltd.	67,091	922,224
	Monsanto India, Ltd.	11,378	515,285
	Moser Baer (India), Ltd.	372,370	1,592,682
	Motherson Sumi Systems, Ltd.	666,405	1,335,567
	Mphasis, Ltd.	214,746	1,200,173
	MRF, Ltd.	7,798	745,124
	Mukand, Ltd.	111,752	234,623
	Mukta Arts, Ltd.	1,572	3,697
*	Mysore Cements, Ltd.	274,729	220,114
	Nagarjuna Construction Co., Ltd.	309,858	1,434,827
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	929,307
*	Nahar Capital & Financial Services, Ltd.	31,896	39,893
*	Nahar Exports, Ltd.	45,938	23,426
	Nahar Spinning Mills, Ltd.	67,990	91,037
	Natco Pharma, Ltd.	42,713	85,475
	Navneet Publications (India), Ltd.	67,988	144,567
*	NELCO, Ltd.	40,558	88,546
*	Netflier Finco, Ltd.	16,933	11,826
	NIIT Technologies, Ltd.	114,330	385,542
	NIIT, Ltd.	340,635	882,634
*	Nirma, Ltd.	28,800	106,358
	NOCIL, Ltd.	307,183	184,669
*	Nucleus Software Exports, Ltd.	42,062	262,064
*	OCL India, Ltd.	56,194	163,292
*	OCL Iron and Steel, Ltd.	168,582	24,024
*	Octav Invest	4,020	—
	Omax Autos, Ltd.	40,939	44,386
	Opto Circuits India, Ltd.	192,637	1,528,502
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	641,833
	Orient Paper & Industries, Ltd.	296,620	274,919
	Panacea Biotec, Ltd.	131,578	1,191,899
	Pantaloon Retail India, Ltd.	2,575	27,366
	Patel Engineering, Ltd.	97,383	1,086,444
	Petronet LNG, Ltd.	624,101	1,023,662
	Pfizer, Ltd.	71,204	1,037,963
	Pidilite Industries, Ltd.	481,710	1,642,994
*	Polaris Software Lab, Ltd.	157,531	391,096
	Praj Industries, Ltd.	268,545	1,208,365
	Pricol, Ltd.	132,536	62,826
	Prism Cements, Ltd.	596,393	531,395
	PSL, Ltd.	63,467	557,739
	PTC India, Ltd.	264,901	550,401
*	Punjab Tractors, Ltd.	28,848	156,340
	Radico Khaitan, Ltd.	218,080	547,873

9

*	Rain Commodities, Ltd.	76,883	389,288
	Rallis India, Ltd.	26,769	265,209
*	Rama Newsprint & Papers, Ltd.	83,017	73,837
	Raymond, Ltd.	98,113	604,904
*	REI Agro, Ltd.	107,592	4,142,952
*	Reliance Industrial Infrastructure, Ltd.	24,104	664,700
*	Rico Auto Industries, Ltd.	202,391	119,077
	Rolta India, Ltd.	266,216	1,898,787
	Ruchi Soya Industries, Ltd.	371,710	848,041
	Sakthi Sugars, Ltd.	61,507	112,388
*	Saregama India, Ltd.	27,039	76,348
*	SEAMEC, Ltd.	58,658	207,640
	Shanthi Gears, Ltd.	79,510	129,144
	Shasun Chemicals & Drugs, Ltd.	54,483	67,514
	Shriram Transport Finance Co., Ltd.	301,310	2,434,978
*	Shyam Telekink, Ltd.	470,508	48,978
*	Sicagen India, Ltd.	41,648	—
*	Sical Logistics, Ltd.	41,648	151,707
	SKF India, Ltd.	95,810	592,956
*	Solectron Centum Electronics, Ltd.	18,865	44,145
*	Solectron EMS India, Ltd.	9,432	25,173
	Sona Koyo Steering Systems, Ltd.	174,060	151,530
	Sonata Software, Ltd.	155,438	125,845
	South India Bank, Ltd.	189,050	608,336
	SREI Infrastructure Finance, Ltd.	186,033	623,079
	SRF, Ltd.	118,415	326,603
*	SSI, Ltd.	13,697	44,851
	Sterling Biotech, Ltd.	469,728	2,378,837
	Sterlite Technologies, Ltd.	95,694	464,809
	Strides Arcolab, Ltd.	64,472	245,550
	Subex, Ltd.	59,420	167,898
	Subros, Ltd.	109,780	91,503
	Sundaram-Clayton, Ltd.	3,890	61,523
	Sundram Fastners, Ltd.	465,052	336,374
	Supreme Industries, Ltd.	22,265	114,192
	Supreme Petrochem, Ltd.	144,830	77,798
*	Swaraj Engines, Ltd.	3,100	16,935
	Syndicate Bank	375,000	614,491
	Taj GVK Hotels and Resorts, Ltd.	83,666	277,500
	Tata Elxsi, Ltd.	67,874	337,440
	Tata Investment Corp., Ltd.	50,540	702,919
	Tata Metaliks, Ltd.	42,871	171,433
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,622,397
	Tele Data Informatics, Ltd.	304,790	125,830
*	Teledata Marine Solutions, Ltd.	152,395	122,943
*	Teledata Technology Solution	152,395	122,943
	Texmaco, Ltd.	21,569	779,500
	Thomas Cook (India), Ltd.	99,630	241,126
*	Torrent Pharmaceuticals, Ltd.	194,766	718,276
*	Torrent Power, Ltd.	49,230	134,017
*	Trent, Ltd.	18,895	229,069
	Tube Investments of India, Ltd.	338,984	371,781

10

	TVS Motor Co., Ltd.	419,055	358,357
*	Unichem Laboratories, Ltd.	64,944	222,782
	Usha Martin, Ltd.	433,015	954,007
*	Uttam Galva Steels, Ltd.	127,929	118,466
*	Vardhman Textiles, Ltd.	76,291	215,489
	Varun Shipping Co.	261,746	480,877
	Vesuvius India, Ltd.	12,502	58,017
*	Wabco-TVs	3,890	—
*	Welspun India, Ltd.	92,659	108,520
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	2,680,272
	Wockhardt, Ltd.	52,983	370,407
	Wyeth, Ltd.	40,457	413,807
	Zensar Technologies, Ltd.	41,117	136,771
	Zuari Industries, Ltd.	55,762	318,843
TOTAL COMMON STOCKS			147,439,193

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	85,079

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 10/29/07	9,548	6,871

TOTAL — INDIA			147,531,143

INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
*	PT Apexindo Pratama Tbk	2,187,000	467,344
*	PT Asahimas Flat Glass Tbk	1,012,000	322,685
	PT Astra Graphia Tbk	4,549,000	293,209
*	PT Bakrieland Development Tbk	42,469,250	1,892,764
	PT Bank Niaga Tbk	26,487,500	2,729,791
*	PT Bank Pan Indonesia Tbk	27,710,375	1,845,121
*	PT Batu Buana Tbk	77,715	1,036
	PT Berlian Laju Tanker Tbk	11,737,700	2,616,969
	PT Bhakti Investama Tbk	24,551,100	1,424,077
	PT Budi Acid Jaya Tbk	7,007,000	255,850
	PT Charoen Pokphand Indonesia Tbk	7,948,500	930,429
*	PT Ciputra Surya Tbk	4,402,000	255,144
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,067,047
*	PT Clipan Finance Indonesia Tbk	3,133,000	107,631
*	PT Davomas Adabi Tbk	41,920,000	1,081,312
*	PT Delta Dunia Petronda Tbk	12,220,000	1,076,375
*	PT Dynaplast Tbk	1,038,000	61,288
*	PT Energi Mega Persada Tbk	21,587,000	2,573,362
	PT Enseval Putera Megatrading Tbk	6,380,000	383,449
*	PT Ever Shine Textile Tbk	4,029,640	38,934
	PT Global Mediacom Tbk	8,180,000	456,874
	PT Gudang Garam Tbk	75,000	59,607
*	PT Hanson International Tbk	5,038,000	44,847
*	PT Hero Supermarket Tbk	33,000	14,171

11

*	PT Holcim Indonesia Tbk	16,152,500	1,924,732
	PT Indo-Rama Synthetics Tbk	2,211,000	160,946
*	PT Intiland Development Tbk	2,097,400	117,611
	PT Jaya Real Property Tbk	1,967,500	179,835
	PT Kalbe Farma Tbk	25,654,238	2,424,727
*	PT Kawasan Industry Jababeka Tbk	39,126,000	600,700
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,879
	PT Lippo Karawaci Tbk	35,036,250	2,632,628
	PT Matahari Putra Prima Tbk	10,021,500	569,791
	PT Mayorah Indah Tbk	2,473,500	364,230
	PT Medco Energi International Tbk	5,922,500	3,212,186
	PT Mitra Adiperkasa Tbk	3,295,000	169,934
*	PT Modern Photo Tbk	40,000	2,147
	PT Mustika Ratu Tbk	193,000	5,603
*	PT Pakuwon Jati Tbk	315,000	21,943
*	PT Panasia Indosyntec Tbk	79,000	3,392
*	PT Panin Insurance Tbk	9,119,500	313,290
*	PT Panin Life Tbk	51,214,500	879,916
	PT Petrosea Tbk	15,000	10,133
*	PT Pioneerindo Gourmet International Tbk	29,000	1,245
*	PT Polychem Indonesia Tbk	7,963,500	226,857
*	PT Prasidha Aneka Niaga Tbk	84,000	676
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,048
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,119,795
	PT Samudera Indonesia Tbk	223,000	134,054
	PT Selamat Semp Tbk	1,920,000	102,029
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	785,787
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	367,283
	PT Summarecon Agung Tbk	20,684,532	743,853
*	PT Sunson Textile Manufacturer Tbk	2,325,500	69,902
*	PT Suparma Tbk	2,400,000	94,042
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,558
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	365,946
*	PT Suryamas Dutamakmur Tbk	125,000	2,558
*	PT Tempo Scan Pacific Tbk	10,365,500	723,844
*	PT Texmaco Jaya Tbk	93,000	29,453
*	PT Timah Tbk	1,394,500	5,084,349
	PT Trias Sentosa Tbk	9,198,400	217,633
	PT Trimegah Sec Tbk	9,961,000	272,661
	PT Tunas Ridean Tbk	3,838,000	449,557
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	29,449
*	PT Unggul Indah Cahaya Tbk	48,239	12,688
TOTAL COMMON STOCKS			44,431,206

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	177,626,837	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	95,974
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	10,889
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	4,352
*	PT Summarecon Agung Tbk Warrants 06/21/10	738,733	7,217

TOTAL RIGHTS/WARRANTS			118,432

TOTAL — INDONESIA			44,549,638

12

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
	Africa Israel Industries, Ltd.	2,031	155,288
	Alony Hetz Properties & Investments, Ltd.	229,186	915,554
*	Alvarion, Ltd.	185,133	1,488,856
*	American Israeli Paper Mills, Ltd.	8,541	711,012
	Analyst IMS Investment Management Services, Ltd.	19,892	253,714
*	AudioCodes, Ltd.	95,696	398,725
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,162,654
	Baran Group, Ltd.	26,753	439,069
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	354,725
	Blue Square-Israel, Ltd.	100,987	1,452,273
	Clal Industries, Ltd.	234,629	1,313,996
*	Compugen, Ltd.	11,938	26,525
	Dan Vehicle & Transportation	52,579	406,811
*	Danya Cebus, Ltd.	38,937	296,749
	Delek Automotive Systems, Ltd.	111,743	2,106,249
	Delek Drilling LP, Ltd.	1,333,958	830,248
*	Delta-Galil Industries, Ltd.	42,862	254,671
	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	444,320
	Elbit Medical Imaging, Ltd.	37,507	2,155,884
*	Electra (Israel), Ltd.	9,403	1,458,544
*	Elron Electronic Industries, Ltd.	73,914	659,938
*	Feuchtwanger Investments, Ltd.	4,200	16
*	First International Bank of Israel, Ltd.	138,621	419,067
	FMS Enterprises Migun, Ltd.	23,637	720,546
	Formula Systems, Ltd.	18,238	223,933
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,610,931
*	Granite Hacarmel Investments, Ltd.	19,200	48,553
*	Hamlet (Israel-Canada), Ltd.	32,984	338,408
*	Hot-Cable Systems Media, Ltd.	72,776	1,060,286
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,838,738
	IBI Investment House, Ltd.	22,725	226,420
	Industrial Building Corp., Ltd.	541,431	1,390,245
	Israel Petrochemical Enterprises, Ltd.	60,196	457,796
*	Israel Salt Industries, Ltd.	100,478	577,268
	Ituran Location & Control, Ltd.	45,195	610,723
*	Jerusalem Oil Exploration, Ltd.	30,624	506,338
*	Knafaim Arkia Holdings, Ltd.	27,233	227,401
	Leader Holding & Investments, Ltd.	74,777	126,937
*	Magal Security Systems, Ltd.	18,398	122,746
*	Magic Software Enterprises, Ltd.	43,946	77,397
	Medtechnica, Ltd.	10,336	54,471
*	Metalink, Ltd.	32,556	61,687
*	Metis Capital, Ltd.	1,079	3,458
*	Middle East Tube Co., Ltd.	13,500	33,424

13

	Mivtach Shamir Holdings, Ltd.	20,802	732,572
*	Naphtha Israel Petroleum Corp.	484,656	275,741
*	Neto M.E. Holdings, Ltd.	10,537	335,399
*	Nisko Industries, Ltd.	5,929	36,100
	O.R.T. Technologies, Ltd.	6,000	63,501
*	OCIF Investments and Development, Ltd.	5,002	117,856
*	Orckit Communications, Ltd.	29,519	215,429
	Osem Investment, Ltd.	1	9
	Property and Building Corp., Ltd.	13,195	1,315,442
*	RADVision, Ltd.	36,193	253,131
*	Retalix, Ltd.	61,666	953,780
	Scailex Corp., Ltd.	95,694	808,546
	Spectronix, Ltd.	9,752	52,916
*	Suny Electronic Inc., Ltd.	41,300	148,374
	Super-Sol, Ltd. Series B	449,336	2,516,974
*	The Israel Land Development Co., Ltd.	55,310	341,799
*	Tower Semiconductor, Ltd.	248,882	253,827
* #	TTI Team Telecom International, Ltd. ADR	3,220	6,923
*	Union Bank of Israel, Ltd.	120,682	664,570
	Urdan Industries, Ltd.	303,535	442,483
*	VeriFone Holdings, Inc.	1	5

TOTAL — ISRAEL			37,557,971

MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
	A&M Realty Berhad	130,000	26,161
	Acoustech Berhad	170,200	47,858
*	Aeon Co. Berhad	511,300	1,656,986
	Al-’Aqar KPJ REIT	22,939	6,783
*	AMBD Berhad	2,148,100	145,839
	Amway (Malaysia) Holdings Berhad	396,700	857,192
	Ancom Berhad	400,500	128,584
	Ann Joo Resources Berhad	1,322,850	1,568,163
*	Anson Perdana Berhad	10,000	139
	APM Automotive Holdings Berhad	215,100	144,072
	Asas Dunia Berhad	173,000	42,735
	Asia Pacific Land Berhad	1,888,600	195,114
	Bandar Raya Developments Berhad	1,190,200	844,640
	Berjaya Corp. Berhad	4,994,500	1,556,159
*	Berjaya Corp. Berhad ICULS	5,706,561	880,642
	Berjaya Land Berhad	1,345,700	2,116,667
	Bernas Padiberas Nasional Berhad	1,478,200	848,796
	Bimb Holdings Berhad	894,600	312,071
	Bolton Properties Berhad	674,600	176,965
	Boustead Holdings Berhad	825,100	1,375,045
	Boustead Properties Berhad	378,000	630,337
	Cahya Mata Sarawak Berhad	823,600	549,189
	Carlsberg Brewery Malaysia Berhad	902,100	1,125,134
	Cement Industries of Malaysia Berhad	405,000	750,329
	Chemical Co. of Malaysia Berhad	472,600	420,232
	Chin Teck Plantations Berhad	33,000	83,010

14

	Choo Bee Metal Industries Berhad	26,000	18,290
	Cycle & Carriage Bintang Berhad	15,000	10,963
*	Damansara Realty Berhad	1,962,200	102,820
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	54,268
	DNP Holdings Berhad	1,114,000	385,764
	DRB-Hicom Berhad	3,143,000	1,067,203
	Dreamgate Corp. Berhad	2,386,200	309,062
	Dutch Lady Milk Industries Berhad	125,700	481,003
	Eastern & Oriental Berhad (6468754)	1,095,600	540,062
	Eastern & Oriental Berhad (B19ZLW1)	36,000	27,778
	Eastern Pacific Industrial Corp. Berhad	499,100	309,273
	ECM Libra Avenue Berhad	2,398,877	496,086
	Encorp BHD	196,700	60,678
	Eng Kah Corp. Berhad	32,000	29,135
*	Equine Capital Berhad	423,300	77,698
	Esso Malaysia Berhad	420,600	324,639
	Faber Group Berhad	692,300	199,791
	Far East Holdings Berhad	61,500	134,766
*	Fountain View Development Berhad	808,200	54,878
	Fraser & Neave Holdings Berhad	390,000	1,083,650
	General Corp. Berhad	279,100	100,073
*	George Kent (Malaysia) Berhad	124,200	19,151
*	GHL Systems Berhad	305,710	28,336
	Globetronics Technology Berhad	3,567,800	258,648
	Glomac Berhad	670,500	217,178
	Gold IS Berhad	279,600	136,824
*	Golden Plus Holdings Berhad	216,000	147,964
	Grand United Holdings Berhad	787,000	145,763
	Guiness Anchor Berhad	1,025,700	1,676,999
	GuocoLand (Malaysia) Berhad	1,359,800	607,675
	Hap Seng Consolidated Berhad	1,364,600	1,196,766
	HLG Capital Berhad	100,400	44,295
	Hock Seng Lee Berhad	1,010,300	246,246
	Hong Leong Industries Berhad	605,900	770,520
	Hovid Berhad	1,803,300	150,370
	Hume Industries (Malaysia) Berhad	412,267	531,960
	Hunza Properties Berhad	500,400	277,876
	Hwang-DBS (Malaysia) Berhad	308,500	172,372
	IJM Plantations Berhad	1,555,900	1,892,282
*	Insas Berhad	1,642,200	238,254
	Integrated Logistics Berhad	544,300	139,462
*	Jaks Resources Berhad	1,077,000	239,560
	Java, Inc. Berhad	37	21
	Jaya Tiasa Holdings Berhad	516,390	615,450
*	Johan Holdings Berhad	190,600	13,569
	JT International Berhad	550,600	676,366
	K & N Kenanga Holdings Berhad	890,000	207,488
*	Karambunai Corp. Berhad	5,564,900	145,950
	Keck Seng (Malaysia) Berhad	622,400	910,621
	KFC Holdings (Malaysia) Berhad	562,000	1,128,380
	Kian Joo Can Factory Berhad	1,273,080	483,431

15

	Kim Hin Industry Berhad	52,000	21,275
	Kim Loong Resources Berhad	158,400	187,749
	KPJ Healthcare Berhad	327,700	369,977
	KrisAssets Holdings Berhad	88,863	77,936
	KSL Holdings Berhad	688,666	246,450
*	Kub Malaysia Berhad	2,296,100	304,596
	Kuchai Development Berhad	87,100	24,605
	Kulim Malaysia Berhad	705,350	1,982,905
*	Kumpulan Europlus Berhad	1,268,800	136,932
*	Kumpulan Hartanah Selangor Berhad	1,269,800	266,292
*	Kurnia Asia Berhad	2,485,800	560,157
	Kwantas Corp. Berhad	343,600	422,273
	Ladang Perbadanan-Fima Berhad	235,900	304,053
*	Land & General Berhad	3,900,400	415,321
	Landmarks Berhad	1,986,300	1,213,945
*	LBS Bina Group Berhad	898,600	110,833
	Leader Universal Holdings Berhad	2,458,700	633,813
	Leong Hup Holdings Berhad	427,700	153,353
	Lingkaran Trans Kota Holdings Berhad	1,310,400	1,488,607
*	Lion Corp Berhad	800,300	175,418
	Lion Diversified Holdings Berhad	250,000	97,223
	Lion Industries Corp. Berhad	1,776,900	1,574,034
	MAA Holdings Berhad	986,866	380,793
*	Malaysia Aica Berhad	48,200	9,523
	Malaysia Building Society Berhad	362,700	147,810
	Malaysian Mosaics Berhad	71,460	21,922
	Malaysian Pacific Industries Berhad	339,500	821,716
*	Malaysian Resources Corp. Berhad	5,864,866	2,354,930
*	Mancon Berhad	12,000	3,222
	Manulife Insurance (M) Berhad	100,800	92,106
	Marco Holdings Berhad	2,835,400	96,240
*	Matrix International Berhad	684,000	86,526
	MBM Resources Berhad	322,366	287,303
*	Measat Global Berhad	176,800	81,805
	Media Prima Berhad	2,826,733	2,039,378
	Mega First Corp. Berhad	394,700	155,769
	Melewar Industrial Group Berhad	490,000	141,455
*	MEMS Technology Berhad	1,917,000	70,896
	Metro Kajang Holdings Berhad	138,900	56,075
*	Minho (M) Berhad	181,100	26,674
	MK Land Holdings Berhad	3,356,000	367,764
	MNRB Holdings Berhad	497,100	736,560
	MTD ACPI Engineering Berhad	601,000	172,293
	MTD Infraperdana Berhad	3,284,300	759,720
	Muhibbah Engineering Berhad	987,750	734,568
*	Mulpha International Berhad	4,823,650	1,548,847
	Multi-Purpose Holdings Berhad	457,000	246,865
	Naim Cendera Berhad	622,300	726,117
*	Narra Industries Berhad	16,000	3,035
	NCB Holdings Berhad	1,147,200	1,160,979
	New Straits Times Press (Malaysia) Berhad	749,600	405,033
*	Nikko Electronics Berhad	36,600	1,472

16

	Notion VTEC Berhad	1,093,000	134,850
	NTPM Holdings Berhad	550,600	86,668
	NV Multi Corp. Berhad	430,900	98,299
*	NWP Holdings Berhad	112,000	8,296
	Nylex (Malaysia) Berhad	551,000	231,384
	OKS Property Holdings Berhad	6,786	1,655
	Oriental Holdings Berhad	10,500	19,125
	OSK Holdings Berhad	1,896,271	1,042,097
	OSK Ventures Interantional Berhad	8,700	3,519
	P.I.E. Industrial Berhad	140,100	229,221
*	Pan Malaysia Cement Works Berhad	766,600	47,323
*	Pan Malaysian Industries Berhad	1,389,000	42,867
	Panasonic Manufacturing Malaysia Berhad	157,184	567,439
*	Panglobal Berhad	14,000	8,167
	Paramount Corp. Berhad	24,000	17,215
	PBA Holdings Berhad	274,100	83,757
	Pelikan International Corp. Berhad	599,560	516,441
	PJ Development Holdings Berhad	1,394,900	301,215
	Pos Malaysia & Services Holdings Berhad	510,000	300,522
*	Prime Utilities Berhad	3,000	225
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	154,904
*	Proton Holdings Berhad	110,800	114,224
	Puncak Niaga Holdings Berhad	796,420	815,522
	QL Resources Berhad	448,700	614,960
	QSR Brand Berhad	37,333	26,295
*	Ramunia Holdings Berhad	695,460	334,656
	Ranhill Berhad	1,532,180	639,117
	Ranhill Utilities Berhad	605,560	579,363
*	RB Land Holdings Berhad	1,445,000	940,453
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	218,872
	Sarawak Oil Palms Berhad	89,830	167,687
	Scientex Inc. Berhad	344,862	133,074
	Scomi Group Berhad	4,300,100	1,101,710
	Selangor Dredging Berhad	1,118,200	240,939
	Shangri-La Hotels (Malaysia) Berhad	273,200	190,567
	SHL Consolidated Berhad	277,400	142,096
	Sime Darby Berhad	488	1,431
*	South East Asia Lumber, Inc. Berhad	662,000	79,782
	Southern Acids (Malaysia) Berhad	41,000	21,925
	Southern Steel Berhad	502,800	527,733
*	SPK Sentosa Corp. Berhad	274,000	50,180
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	592,197
	Subur Tiasa Holdings Berhad	386,085	376,682
	Sunrise Berhad	998,108	692,814
	Sunway City Berhad	943,500	902,339
*	Sunway Holdings Berhad	2,029,000	883,505
	Supermax Corp. Berhad	708,700	347,820
	Suria Capital Holdings Berhad	726,800	537,606
	Ta Ann Holdings Berhad	475,680	1,093,790

17

	TA Enterprise Berhad	4,058,200	1,377,983
	Tahp Group Berhad	6,000	6,401
*	Talam Corp. Berhad	2,096,350	135,857
	Tamco Corp. Holdings Berhad	83,000	8,840
	Tan Chong Motor Holdings Berhad	2,293,000	1,409,245
	Tasek Corp. Berhad	87,600	127,621
	TDM Berhad	355,500	241,204
*	Tebrau Teguh Berhad	1,655,500	336,817
	TH Group Berhad	907,000	191,787
	Thong Guan Industries Berhad	215,100	56,462
*	Time Dotcom Berhad	3,539,400	436,067
*	Time Engineering Berhad	1,980,100	113,028
	Top Glove Corp. Berhad	782,880	1,092,312
	Tradewinds (Malaysia) Berhad	371,600	571,681
	TRC Synergy Berhad	54,000	29,219
	UAC Berhad	44,715	53,336
	Uchi Technologies Berhad	1,101,500	748,056
*	UEM Builders Berhad	2,024,900	806,112
	Unico-Desa Plantations Berhad	2,414,775	767,622
	Unisem (M) Berhad	1,226,200	537,309
	United Malacca Rubber Estates Berhad	330,400	815,662
	United Malayan Land Berhad	13,000	5,294
	United Plantations Berhad	630,200	2,680,693
*	Utama Banking Group Berhad	720,800	533,881
	Utusan Melayu (Malaysia) Berhad	144,500	42,341
	VADS Berhad	165,800	332,393
	VS Industry Berhad	371,861	343,183
	Wah Seong Corp. Berhad	1,157,250	814,467
	WTK Holdings Berhad	1,218,000	917,336
	Yeo Hiap Seng (Malaysia) Berhad	56,760	29,504
	YTL e-Solutions Berhad	3,546,600	492,486
	Yu Neh Huat Berhad	816,500	549,288
	Zelan Berhad	1,399,800	1,149,001
TOTAL COMMON STOCKS			94,196,658

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	13,108
*	Malayan United Industries Berhad A2	176,957	12,016
TOTAL PREFERRED STOCKS			25,124

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	166,456
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	426
*	OSK Property Warrants 04/05/09	1,696	92
*	QSR Brands Warrants 03/05/13	5,333	658
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	755
*	Salcon Berhad Warrants 05/17/14	286,200	35,554
	Symphony House Berhad Warrants 2009	269,840	23,730
TOTAL RIGHTS/WARRANTS			227,671

TOTAL — MALAYSIA			94,449,453

18

MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,895,910
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	154,572
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,815,281
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	9,317,095
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	1,954,302
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,227
	Corporacion Moctezuma S.A.B. de C.V.	193,900	526,101
	Corporativo Fragua S.A.B. de C.V. Series B	31	389
*	Desc S.A. de C.V. Series B	222,767	194,279
*	Dine S.A.B. de C.V.	196,367	186,478
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,270,331
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,966
* #	Empresas ICA S.A.B. de C.V.	1,463,608	9,828,584
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,552,320
* #	Gruma S.A.B. de C.V. ADR	58,800	702,660
* #	Gruma S.A.B. de C.V. Series B	1,253,432	3,766,479
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,796,274
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,615,259
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,211,250
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,441,009
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,776,748
	Grupo Herdez S.A.B. de C.V.	107,000	156,305
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	602,726
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	407,236
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,660,975
	Grupo Nutrisa S.A. de C.V.	188	219
	Grupo Posadas S.A. de C.V. Series L	199,000	321,938
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,837
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	368,228
* #	Industrias CH S.A.B. de C.V. Series B	1,560,148	8,012,621
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	247,206
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,343
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	4,048
*	Savia S.A. de C.V.	610,700	47,342
#	TV Azteca S.A. de C.V. Series A	6,581,300	4,464,190
	Vitro S.A.B. de C.V.	1,062,102	1,932,835
#	Vitro S.A.B. de C.V. Sponsored ADR	89,607	485,670
TOTAL COMMON STOCKS			83,739,233

RIGHTS/WARRANTS — (0.0%)
*	Consorcio Hogar S.A. de C.V. Rights 06/14/08	425,370	21,016

TOTAL — MEXICO			83,760,249

19

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	238,682
	Aboitiz Equity Ventures, Inc.	8,037,000	1,321,904
	Alaska Milk Corp.	1,404,000	166,837
*	Bacnotan Consolidated Industries, Inc.	168,681	47,322
*	Belle Corp.	20,937,000	411,191
*	Benpres Holdings Corp.	11,168,000	566,848
	Cebu Holdings, Inc.	2,284,000	122,328
	China Banking Corp.	1,500	20,376
*	Digital Telecommunications Phils., Inc.	20,973,000	738,683
	DMCI Holdings, Inc.	3,446,000	519,759
*	EEI Corp.	1,929,000	123,676
*	Empire East Land Holdings, Inc.	12,140,000	160,974
	Filinvest Development Corp.	4,664,500	315,396
*	Filinvest Land, Inc.	44,309,452	953,037
	First Philippines Holdings Corp.	1,200,800	905,622
	Ginebra San Miguel, Inc.	1,003,200	441,670
*	Global Equities, Inc.	3,968,308	101,741
*	House of Investments, Inc.	732,000	32,438
*	Ionics, Inc.	769,825	20,832
	Jollibee Food Corp.	1,082,500	1,075,702
*	Lepanto Consolidated Mining Co. Series B	2,970,000	20,381
*	Mabuhay Holdings Corp.	516,000	4,245
	Macroasia Corp.	2,617,500	256,794
	Manila Jockey Club, Inc.	163,277	17,721
*	Manila Mining Corp.	149,300,000	58,043
	Megaworld Properties & Holdings, Inc.	7,300,000	327,589
*	Metro Pacific Corp. Series A	1,827,193	86,840
*	Paxys, Inc.	1,464,400	140,696
	Petron Corp.	708,000	82,633
	Philex Mining Corp.	2,688,400	436,564
*	Philippine Bank of Communications	14,726	15,646
*	Philippine National Bank	1,290,093	1,047,590
*	Philippine National Construction Corp.	173,000	19,369
	Philippine Savings Bank	356,863	346,502
	Philippine Stock Exchange, Inc.	9,900	137,043
*	PhilWeb Corp.	33,000,000	27,907
	Republic Glass Holding Corp.	507,500	19,713
*	RFM Corp.	4,757,868	47,887
	Rizal Commercial Banking Corp.	1,471,449	614,530
	Robinson’s Land Corp. Series B	2,849,870	684,891
	Security Bank Corp.	606,642	846,423
	Semirara Mining Corp.	266,900	305,322
	Shang Properties, Inc.	1,759,970	71,695
	SM Development Corp.	7,811,320	392,866
	Union Bank of the Philippines	145,852	116,736
*	Universal Rightfield Property Holdings, Inc.	1,062,000	680
	Universal Robina Corp.	3,633,015	1,101,375
*	Victorias Milling Co., Inc.	139,680	2,777
	Vista Land & Lifescapes, Inc.	647,700	47,356
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			15,562,832

20

POLAND — (3.5%)
COMMON STOCKS — (3.5%)
	Agora SA	156,140	2,531,065
*	Alchemia SA	190,214	791,459
*	Amica Wronki SA	25,532	185,212
	Apator SA	24,153	169,071
	Asseco Poland SA	219,423	6,367,962
*	Bank Przemyslowo Handlowy BPH SA	12,417	457,161
*	Boryszew SA	87,261	222,676
*	Budimex SA	75,333	2,840,823
*	Cersanit SA	86,589	800,862
	Debica SA	30,666	1,230,484
	Decora SA	9,066	83,346
*	Echo Investment SA	1,181,980	3,515,315
	Elektrobudowa SA	10,898	987,248
*	Elstar Oils SA	47,937	160,799
	Eurocash SA	140,686	835,994
	Fabryki Mebli Forte SA	55,216	220,252
*	Farmacol SA	61,368	1,053,045
*	Ferrum SA	309	1,287
	Grupa Kety SA	44,298	2,215,896
	Impexmetal SA	775,600	1,236,015
*	Koelner SA	25,516	293,545
*	Kroscienskie Huty Szkla Krosno SA	45,176	42,941
*	Lentex SA	30,128	245,036
*	LPP SA	1,283	1,312,688
*	MNI SA	253,024	349,812
*	Mondi Packaging Paper Swiecie SA	15,912	376,592
*	Mostostal Export SA	408,285	780,736
	Mostostal Plock SA	3,877	158,464
	Mostostal Siedlce SA	641,652	1,944,447
*	Mostostal Warszawa SA	37,200	1,028,221
*	Mostostal Zabrze Holding SA	364,901	1,428,823
*	Netia Holdings SA	1,021,505	1,559,119
	NG2 SA	64,565	1,382,260
*	Ocean Company SA	8,530	472
*	Opoczno SA	17,409	272,248
	Orbis SA	161,652	4,018,902
*	Pekaes SA	24,538	147,018
	Pfleiderer Grajewo SA	52,123	505,555
	Polska Grupa Farmaceutyczna SA	39,991	1,235,613
*	Polski Koncern Miesny Duda SA	314,370	768,080
*	Raciborska Fabryka Kotlow SA	265,220	1,284,602
	Sniezka SA	5,612	100,123
*	Stalexport SA	641,224	802,521
	Ster-Projekt SA	122,099	374,719
	Sygnity SA	33,221	323,925
*	Synthos SA	2,535,615	1,166,388
*	Vistula SA	232,490	868,488
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,384	2,934,618
	Zaklady Tluszcowe Kruszwica SA	37,250	904,053
	Zelmer SA	11,580	277,325

TOTAL — POLAND			52,793,306

21

SOUTH AFRICA — (7.5%)
COMMON STOCKS — (7.5%)
	Adcorp Holdings, Ltd.	188,275	840,163
	Advtech, Ltd.	1,424,481	786,439
	Aeci, Ltd.	489,937	4,381,075
	Afgri, Ltd.	1,697,880	1,556,162
*	Aflease Gold, Ltd.	195,228	55,207
	African Oxygen, Ltd.	684,428	2,339,047
*	AG Industries, Ltd.	307,400	56,528
	Allied Electronics Corp., Ltd.	176,910	998,542
*	Allied Technologies, Ltd.	196,345	1,545,764
	Amalgamated Appliance Holdings, Ltd.	447,721	109,093
	Argent Industrial, Ltd.	360,896	760,685
	AST Group, Ltd.	873,528	130,890
	Astral Foods, Ltd.	172,561	2,166,805
	AVI, Ltd.	1,371,851	2,635,332
	Avusa, Ltd. (6049494)	392,940	697,851
*	Avusa, Ltd. (B2QHHR4)	392,940	1,218,699
	Bell Equipment, Ltd.	192,091	884,001
	Business Connexion Group	229,687	161,551
	Capitec Bank Holdings, Ltd.	119,189	477,839
	Cashbuild, Ltd.	74,257	545,265
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,339,618
	Ceramic Industries, Ltd.	31,493	339,718
	City Lodge Hotels, Ltd.	141,591	1,369,154
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	31,439
	Data Tec, Ltd.	676,451	2,728,235
	Datacentrix Holdings, Ltd.	375,906	196,887
*	Delta Electrical Industries, Ltd.	83,032	101,051
	Dimension Data Holdings P.L.C.	3,458,471	3,585,551
	Distell Group, Ltd.	317,735	2,171,387
	Distribution & Warehousing Network, Ltd.	452,561	831,346
	Dorbyl, Ltd.	38,250	40,037
*	Durban Roodeport Deep, Ltd.	1,267,728	1,025,962
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	590,090
	Enviroserv Holdings, Ltd.	291,414	469,556
	Famous Brands, Ltd.	215,752	449,816
	Foschini, Ltd.	285,613	1,274,453
#	Gold Reef Resorts, Ltd.	345,549	839,867
	Grindrod, Ltd.	1,331,239	4,632,918
	Group Five, Ltd.	396,982	2,740,097
*	Highveld Steel & Vanadilum Corp., Ltd.	216,434	5,082,961
	Hudaco Industries, Ltd.	67,696	711,277
	Hulamin, Ltd.	230,678	708,033
	Iliad Africa, Ltd.	295,164	385,409
	Illovo Sugar, Ltd.	1,027,149	4,171,034
*	JCI, Ltd.	1,622,051	—

22

	JD Group, Ltd.	62,555	246,343
*	Johnnic Holdings, Ltd.	43,260	67,663
*	JSE, Ltd.	23,811	224,233
	Kap International Holdings, Ltd.	627,285	206,175
	Lewis Group, Ltd.	305,911	1,387,513
*	M Cubed Holdings, Ltd.	385,000	10,119
	Medi-Clinic Corp., Ltd.	885,461	2,214,202
*	Merafe Resources, Ltd.	4,526,666	2,259,048
	Metair Investments, Ltd.	583,301	961,882
*	Metorex, Ltd.	1,453,388	4,582,016
	Metropolitan Holdings, Ltd.	2,416,923	3,920,600
	Mr. Price Group, Ltd.	752,447	1,578,175
	Mustek, Ltd.	264,223	128,916
	Mvelaphanda Group, Ltd.	941,554	916,163
	Nampak, Ltd.	1,312,387	2,364,047
	New Clicks Holdings, Ltd.	1,364,572	2,530,596
	Nu-World Holdings, Ltd.	50,644	107,607
	Oceana Group, Ltd.	182,711	514,046
	Omnia Holdings, Ltd.	155,143	1,549,967
	Palabora Mining Co., Ltd.	111,131	2,217,138
	Peregrine Holdings, Ltd.	681,138	1,127,628
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	1,356,218
*	Randgold & Exploration Co., Ltd.	60,670	—
*	Raubex Group, Ltd.	30,781	169,505
	Redefine Income Fund, Ltd.	34,692	25,522
	Reunert, Ltd.	470,345	3,429,523
*	SecureData Holdings, Ltd.	339,582	68,106
	Sentula Mining, Ltd.	825,428	1,717,697
*	Simmer & Jack Mines, Ltd.	93,729	53,056
	Spur Corp., Ltd.	267,501	247,847
	Sun International, Ltd.	163,962	1,914,328
	Super Group, Ltd.	1,808,648	1,250,049
	The Spar Group, Ltd.	655,748	4,475,854
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	225,092	2,717,328
	Tourism Investment Corp., Ltd.	1,286,533	329,445
	Trans Hex Group, Ltd.	153,546	181,427
	Trencor, Ltd.	486,312	1,791,089
	UCS Group, Ltd.	650,134	221,842
*	Value Group, Ltd.	321,111	95,461
*	Wesizwe Platinum, Ltd.	243,454	263,838
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,642,554
	Woolworths Holdings, Ltd.	693,479	1,029,151

TOTAL — SOUTH AFRICA			111,256,751

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	7,150	245,766
* #	Anam Electronics Co., Ltd.	13,250	72,221
	Asia Cement Manufacturing Co., Ltd.	3,603	224,008

23

	Asia Paper Manufacturing Co., Ltd.	8,880	95,312
	AUK Corp.	8,160	20,049
	Baek Kwang Mineral Products Co., Ltd.	1,860	33,324
#	Bing Grae Co., Ltd.	9,540	338,092
	Bohae Brewery Co., Ltd.	2,680	52,067
	Boo Kook Securities Co., Ltd.	7,410	185,009
#	Boryung Pharmaceutical Co., Ltd.	3,514	170,558
*	Brain Technology Industries Co., Ltd.	2,340	10,447
#	Bu Kwang Pharmaceutical Co., Ltd.	26,172	750,154
	BYC Co., Ltd.	710	142,117
	Byuck San Corp.	5,300	82,639
#	Byuck San Engineering and Construction Co., Ltd.	38,300	215,754
*	C&Woobang Construction Co., Ltd.	12,350	45,645
	Cambridge Members Co., Ltd.	2,280	32,568
* #	Capro Corp.	38,750	459,407
#	Celrun Co., Ltd.	22,630	96,251
	Cheil Industrial, Inc.	20,160	1,041,739
	Cheil Worldwide, Inc.	5,487	1,262,830
	Cho Kwang Leather Co., Ltd.	10,640	76,428
	Cho Kwang Paint Co., Ltd.	12,070	28,950
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	69,204
	Chon Bang Co., Ltd.	130	4,557
#	Chong Kun Dang Pharmaceutical Corp.	11,863	247,675
* #	Choongwae Holdings Co., Ltd.	5,482	61,222
	Choongwae Pharmaceutical Corp.	9,905	174,986
#	Chosun Refractories Co., Ltd.	2,210	206,696
#	Chungho Comnet Co., Ltd.	2,320	45,072
	Chunil Express Co., Ltd.	606	39,073
#	CJ CGV Co., Ltd.	19,000	280,486
* #	CJ Corp.	26,223	1,845,820
* #	Comtec Systems Co., Ltd.	25,030	46,192
*	Cosmochemical Co., Ltd.	14,640	125,847
#	Crown Confectionery Co., Ltd.	1,360	104,405
	Dae Chang Industrial Co., Ltd.	63,900	46,249
	Dae Dong Industrial Co., Ltd.	6,090	117,791
*	Dae Ho Corp.	543	69
	Dae Hyun Co., Ltd.	51,280	36,600
#	Dae Sang Corp.	34,350	377,079
#	Dae Won Kang Up Co., Ltd.	80,800	167,282
* #	Dae Young Packaging Co., Ltd.	147,692	59,530
#	Daeduck Electronics Co., Ltd.	68,417	315,575
	Daeduck Industries Co., Ltd.	21,536	159,575
	Daegu Bank Co., Ltd.	166,150	2,452,988
	Daehan City Gas Co., Ltd.	11,541	418,889
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	536,719
#	Daehan Flour Mills Co., Ltd.	2,110	397,368
*	Daehan Pulp Co., Ltd.	7,772	24,247
	Daehan Synthetic Fiber Co., Ltd.	1,750	210,712
#	Daekyo Co., Ltd.	9,840	673,552
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	286,976
	Daelim Trading Co., Ltd.	17,730	82,327
*	Daerim Corp.	4,770	109,551

24

	Daesang Farmsco Co., Ltd.	13,210	23,592
#	Daesang Holdings Co., Ltd.	7,072	34,133
#	Daesung Industrial Co., Ltd.	6,130	890,460
	Daewon Pharmaceutical Co., Ltd.	9,120	41,442
*	Daewoo Electronic Components Co., Ltd.	184,910	79,902
#	Daewoo Motor Sales Corp.	31,830	949,356
	Daewoong Co., Ltd.	6,546	222,567
	Daewoong Pharmaceutical Co., Ltd.	9,754	833,299
	Dahaam E-Tec Co., Ltd.	2,200	68,330
#	Daishin Securities Co., Ltd.	68,700	1,325,183
#	Daiyang Metal Co., Ltd.	22,400	110,598
#	Daou Technology, Inc.	56,480	407,786
#	DI Corp.	30,950	62,848
	Digital Power Communications Co., Ltd.	50,540	93,361
	Dong Ah Tire Industrial Co., Ltd.	22,245	207,340
	Dong IL Rubber Belt Co., Ltd.	12,866	35,230
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	555,768
* #	Dong Won Co., Ltd.	6,100	82,900
#	Dong-A Pharmaceutical Co., Ltd.	14,038	1,340,303
	Dongbang Agro Co., Ltd.	19,470	126,296
	Dongbang Transport Logistics Co., Ltd.	26,000	148,758
	Dongbu Corp.	25,950	559,723
* #	Dongbu HiTek Co., Ltd.	32,873	270,855
#	Dongbu Securities Co., Ltd.	35,541	283,193
#	Dongbu Steel Co., Ltd.	30,980	442,286
	Dong-Il Corp.	3,048	233,920
	Dongil Paper Manufacturing Co., Ltd.	37,700	43,188
	Dongkook Industrial Co., Ltd.	8,500	39,374
	Dongsu Industrial Co., Ltd.	7,558	128,406
	Dongsung Chemical Co., Ltd.	1,115	15,431
*	Dongsung Holdings Co., Ltd.	4,604	59,091
	Dongsung Pharmaceutical Co., Ltd.	4,190	36,588
#	Dongwon F&B Co., Ltd.	3,360	138,357
	Dongwon Industries Co., Ltd.	2,350	298,909
#	Dongwon Systems Corp.	138,447	316,521
	Dongyang Engineering & Construction Corp.	2,200	88,551
#	Dongyang Mechatronics Corp.	29,591	225,640
#	Doosan Construction & Engineering Co., Ltd.	83,770	976,820
	DPI Co., Ltd.	8,565	68,176
#	Ducsung Co., Ltd.	12,680	32,151
*	DuzonBIzon Co., Ltd.	29,690	49,306
#	E1 Corp.	7,720	922,229
*	Eagon Industrial Co., Ltd.	3,120	53,358
*	En Paper Manufacturing Co., Ltd.	23,440	71,063
	Enex Co., Ltd.	34,400	39,720
	e-Starco Co., Ltd.	59,320	47,223
	F&F Co., Ltd.	21,060	99,827
	Feelux Co., Ltd.	35,140	52,385
* #	First Fire & Marine Insurance Co., Ltd.	23,310	347,634
* #	Firstech Co., Ltd.	29,829	61,338
#	FNC Kolon Corp.	10,844	176,923
#	Foosung Co., Ltd.	46,809	199,414

25

	Fursys, Inc.	13,170	323,989
	Gaon Cable Co., Ltd.	4,470	164,754
#	GIIR, Inc.	14,410	126,919
#	Global & Yuasa Battery Co., Ltd.	12,280	298,024
	Green Cross Corp. (6497134)	1,825	153,285
#	Green Cross Corp. (6771708)	2,050	191,119
#	Green Fire Marine Insurance Co., Ltd.	4,878	67,301
#	Gwangju Shinsegae Co., Ltd.	1,820	231,506
#	Hae In Co., Ltd.	10,894	40,844
#	Halla Climate Control Corp.	106,070	1,132,986
#	Halla Engineering & Construction Corp.	13,160	433,843
* #	Han All Pharmaceutical Co., Ltd.	34,948	118,890
#	Han Kuk Carbon Co., Ltd.	28,623	192,947
#	Han Yang Securities Co., Ltd.	12,760	261,640
	Handok Pharmaceuticals Co., Ltd.	12,760	222,937
#	Handsome Corp.	34,799	427,439
#	Hanil Cement Manufacturing Co., Ltd.	8,558	741,761
	Hanil Construction Co., Ltd.	8,938	116,624
	Hanil E-Wha Co., Ltd.	38,970	90,500
	Hanil Iron & Steel Co., Ltd.	2,450	79,739
#	Hanjin Transportation Co., Ltd.	13,211	500,511
	Hankook Cosmetics Co., Ltd.	25,320	96,759
	Hankook Shell Oil Co., Ltd.	1,620	150,202
*	Hankook Synthetics, Inc.	550	51
	Hankook Tire Manufacturing Co., Ltd.	33,000	474,440
	Hankuk Glass Industries, Inc.	12,660	360,690
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	258,751
#	Hanmi Pharm Co., Ltd.	10,493	1,455,997
	Hansae Co., Ltd.	22,080	87,074
#	Hansol Chemical Co., Ltd.	12,170	126,468
#	Hansol CSN Co., Ltd.	65,160	130,393
#	Hansol LCD, Inc.	5,777	207,647
* #	Hansol Paper Co., Ltd.	53,310	691,561
#	Hanssem Co., Ltd.	22,380	183,641
* #	Hansung Enterprise Co., Ltd.	5,340	29,595
#	Hanwha Chemical Corp.	81,710	988,011
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	378,337
	Hanwha Securities Co., Ltd.	65,931	615,131
	Hanwha Timeworld Co., Ltd.	5,120	70,583
* #	Heavy Industries	22,433	119,142
#	Heung-A Shipping Co., Ltd.	16,400	50,503
#	Hotel Shilla Co., Ltd.	60,958	1,409,304
	HS R&A Co., Ltd.	6,360	63,012
#	Huchems Fine Chemical Corp.	31,846	808,515
* #	Huneed Technologies	7,121	42,302
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	330,428
#	Husteel Co., Ltd.	7,220	159,915
#	Hwa Sung Industrial Co., Ltd.	12,520	140,452
	Hwacheon Machinery Works Co., Ltd.	2,200	39,103
#	Hwashin Co., Ltd.	22,220	64,540
#	Hyosung T & C Co., Ltd.	32,286	2,470,842
#	Hyundai Auton Co., Ltd.	134,030	705,573

26

	Hyundai Cement Co., Ltd.	10,020	362,328
* #	Hyundai Corp.	21,801	571,761
	Hyundai Department Store Co., Ltd.	19,244	1,925,226
	Hyundai Department Store H & S Co., Ltd.	6,210	527,222
#	Hyundai DSF Co., Ltd.	7,510	82,458
#	Hyundai Elevator Co., Ltd.	7,294	683,614
#	Hyundai Hysco	91,740	1,024,533
#	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	2,619,894
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	55,688
*	IB Sports, Inc.	14,500	54,758
* #	IHQ, Inc.	44,450	93,860
#	Il Dong Pharmaceutical Co., Ltd.	7,553	285,538
	Il Sung Construction Co., Ltd.	4,300	39,080
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,027,820
	Iljin Diamond Co., Ltd.	4,272	58,286
*	Iljin Display Co., Ltd.	2,568	29,194
#	Iljin Electric Co., Ltd.	43,730	323,725
* #	Ilkyung Co., Ltd.	1,142	4,751
	Ilshin Spinning Co., Ltd.	1,730	120,796
#	Ilsung Pharmaceutical Co., Ltd.	2,040	205,970
#	InziControls Co., Ltd.	14,290	70,125
#	ISU Chemical Co., Ltd.	7,920	89,651
#	IsuPetasys Co., Ltd.	39,800	52,566
#	Jahwa Electronics Co., Ltd.	16,460	122,912
	Jeil Mutual Savings Bank	7,990	47,169
	Jeil Pharmaceutical Co.	18,840	198,600
	Jeonbuk Bank, Ltd.	51,866	382,877
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	135,109
*	Joongang Construction Co., Ltd.	6,890	114,394
#	K.C. Tech Co., Ltd.	25,513	171,080
#	Keangnam Enterprises, Ltd.	21,653	599,537
* #	KEC Corp.	54,690	74,338
#	KEC Holdings Co., Ltd.	18,229	31,159
* #	Kedcom Co., Ltd.	9,096	13,248
	Keyang Electric Machinery Co., Ltd.	40,210	111,117
* #	KG Chemical Corp.	8,410	90,730
* #	KIRIN Co., Ltd.	61,710	79,410
#	KISWIRE, Ltd.	12,848	569,011
	Kodenshi Korea Corp.	25,020	63,421
#	Kolon Engineering & Construction Co., Ltd.	21,890	259,493
* #	Kolon Industries, Inc.	23,890	797,226
#	Korea Cast Iron Pipe Co., Ltd.	26,090	144,654
* #	Korea Circuit Co., Ltd.	19,330	77,517
#	Korea Cottrell Co., Ltd.	14,960	186,047
#	Korea Development Co., Ltd.	14,820	236,074
#	Korea Development Leasing Corp.	4,545	194,632
	Korea Electric Terminal Co., Ltd.	14,990	347,180
#	Korea Export Packing Industries Co., Ltd.	3,990	44,173
#	Korea Fine Chemical Co., Ltd.	3,171	240,304
#	Korea Flange Co., Ltd.	6,900	93,155
#	Korea Iron & Steel Co., Ltd.	14,150	1,250,710
* #	Korea Kolmar Co., Ltd.	18,210	66,264

27

	Korea Komho Petrochemical Co., Ltd.	26,400	1,252,906
#	Korea Line Corp.	8,700	1,724,739
	Korea Mutual Savings Bank	6,040	164,223
#	Korea Petrochemical Industry Co., Ltd.	10,960	481,693
	Korea Polyol Co., Ltd.	3,250	173,963
#	Korea Reinsurance Co., Ltd.	112,673	1,192,841
*	Korea Schnell Pharma Co., Ltd.	38,600	22,380
	Korea Zinc Co., Ltd.	10,994	1,404,299
	Korean Air Terminal Service Co., Ltd.	3,350	160,866
*	Korean French Banking Corp.	66,958	100,512
* #	KP Chemical Corp.	121,051	1,013,937
#	KPC Holdings Corp.	3,008	161,306
* #	KTB Network, Ltd.	59,730	506,659
#	Kukdo Chemical Co., Ltd.	8,450	209,702
	Kukdong Oil & Chemicals Co., Ltd.	3,623	39,758
	Kukje Pharm Ind. Co., Ltd.	13,468	43,448
	Kumbi Corp.	670	31,175
#	Kumho Electronics Co., Ltd.	7,293	260,006
#	Kumho Industrial Co., Ltd.	31,570	994,062
#	Kumho Investment Bank	10,122	132,698
#	Kumho Tire Co., Inc.	90,000	891,033
	Kumkang Industrial Co., Ltd.	5,810	89,581
	Kunsul Chemical Industrial Co., Ltd.	7,190	118,655
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	295,992
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	48,808
#	Kyeryong Construction Industrial Co., Ltd.	10,770	381,761
* #	Kyobo Securities Co., Ltd.	44,300	968,653
	Kyung Dong Navien Co., Ltd.	1,740	41,487
* #	Kyungbang Co., Ltd.	1,100	160,036
	Kyungdong City Gas Co., Ltd.	2,270	128,603
	Kyung-in Synthetic Corp.	2,517	62,835
	Kyungnam Energy Co., Ltd.	28,770	102,574
	Lee Ku Industrial Co., Ltd.	35,635	47,046
	LG Dacom Corp.	60,620	1,236,602
#	LG Fashion Corp.	26,035	750,887
#	LG International Corp.	65,552	1,280,028
* #	LG Life Sciences, Ltd.	15,845	884,937
#	LIG Insurance Co., Ltd.	63,770	1,418,933
#	Lotte Chilsung Beverage Co., Ltd.	1,112	1,122,530
#	Lotte Confectionary Co., Ltd.	990	1,114,327
* #	Lotte Midopa Co., Ltd.	61,160	712,814
#	Lotte Sam Kang Co., Ltd.	1,770	339,830
#	LS Industrial Systems Co., Ltd.	28,250	1,509,326
#	Manho Rope & Wire Co., Ltd.	3,950	61,370
	Meritz Fire Marine Insurance Co., Ltd.	80,248	814,841
#	Meritz Securities Co., Ltd.	55,711	448,797
	Mi Chang Oil Industrial Co., Ltd.	1,790	58,404
	Miwon Commercial Co., Ltd.	1,280	55,359
	MonAmi Co., Ltd.	3,240	36,343
#	Moorim Paper Co., Ltd.	21,778	217,467
	Motonic Corp.	20,900	177,867
#	Namhae Chemical Corp.	63,074	1,770,280

28

* #	Namkwang Engineering & Construction Co., Ltd.	16,682	1,048,786
*	Namsun Aluminum Co., Ltd.	7,140	45,521
	Namyang Dairy Products Co., Ltd.	745	586,149
	Nasan Co., Ltd.	35,400	82,311
	National Plastic Co., Ltd.	3,250	32,501
#	NCsoft Corp.	22,620	1,054,546
	Nexen Corp.	3,320	109,638
#	NH Investment & Securities Co., Ltd.	59,219	536,853
#	Nong Shim Co., Ltd.	4,490	786,266
#	Nong Shim Holdings Co., Ltd.	5,210	351,579
	Noroo Paint Co., Ltd.	14,277	59,020
* #	Orientbio, Inc.	89,551	74,694
#	ORION Corp.	5,470	1,097,090
	Ottogi Corp.	3,910	584,429
	Pacific Corp.	6,730	803,880
	Pacific Pharmaceutical Co., Ltd.	2,030	63,476
	Pang Rim Co., Ltd.	4,800	102,110
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	102,913
	Pohang Coated Steel Co., Ltd.	6,320	195,447
#	Poong Lim Industrial Co., Ltd.	31,880	233,153
#	Poong San Corp.	41,500	685,241
* #	Prime Entertainment Co., Ltd.	2,674	5,879
#	Pulmuone Co., Ltd.	7,480	355,470
	Pum Yang Construction Co., Ltd.	8,260	149,178
	Pusan Bank	162,320	2,357,285
#	Pusan City Gas Co., Ltd.	14,730	327,551
*	Pyung Hwa Anti-Vibration System Co., Ltd.	4,807	11,731
*	Pyung Hwa Holdings Co., Ltd.	3,205	7,779
	Pyung Hwa Industrial Co., Ltd.	10,456	38,075
* #	RNL BIO Co., Ltd.	33,431	48,899
#	S&T Corp.	12,395	274,640
#	S&T Daewoo Co., Ltd.	12,330	443,507
#	S&T Dynamics Co., Ltd.	29,822	350,595
* #	S&T Motors Co., Inc.	92,190	55,078
	S1 Corp.	28,972	1,645,907
* #	Saehan Industries, Inc.	65,180	551,604
*	Saehan Media Corp.	15,530	57,980
* #	Sajo Industries Co., Ltd.	5,990	188,050
* #	Sajo O&F Corp.	1,696	10,279
	Sam Jin Pharmaceutical Co., Ltd.	24,900	301,131
	Sam Kwang Glass Industrial Co., Ltd.	4,820	158,113
	Sam Whan Camus Co., Ltd.	5,270	67,875
	Sam Yung Trading Co., Ltd.	13,450	57,936
	Sambu Construction Co., Ltd.	10,690	529,493
	Samchully Co., Ltd.	4,720	962,950
*	Samho F&G, Inc.	32,880	39,155
#	Samho International Co., Ltd.	12,681	230,351
	Samhwa Crown and Closure Co., Ltd.	2,400	47,414
	Samhwa Paints Industrial Co., Ltd.	26,400	87,675
* #	Samick Musical Instruments Co., Ltd.	146,160	132,056

29

	Samil Pharmaceutical Co., Ltd.	2,680	31,896
*	Samsung Climate Control Co., Ltd.	6,810	49,997
#	Samsung Fine Chemicals Co., Ltd.	29,280	1,435,985
#	Samwhan Corp.	13,660	314,434
#	Samyang Corp.	8,991	446,934
* #	Samyang Foods Co., Ltd.	7,360	112,230
#	Samyang Genex Co., Ltd.	4,026	269,182
	Samyang Tongsang Co., Ltd.	1,760	58,971
*	Samyoung Chemical Co., Ltd.	2,420	20,301
#	Samyoung Electronics Co., Ltd.	17,870	187,485
* #	SandT Corp	3,295	280,231
	SC Engineering Co., Ltd.	4,248	22,790
#	Seah Besteel Corp.	16,050	330,624
	SEAH Holdings Corp.	4,160	478,758
	SEAH Steel Corp.	5,500	338,760
#	Sebang Co., Ltd.	15,655	228,845
	Sejong Industrial Co., Ltd.	21,610	114,399
#	Seondo Electric Co., Ltd.	13,050	37,685
#	Seoul City Gas Co., Ltd.	3,590	319,051
#	Seoul Securities Co., Ltd.	447,434	645,735
* #	Serim Paper Manufacturing Co., Ltd.	24,240	327,108
* #	Seshin Co., Ltd.	19,902	61,280
#	Sewon Cellontech Co., Ltd.	14,221	124,968
*	SGWICUS Corp.	16,060	42,494
*	SH Chemical Co., Ltd.	126,500	114,285
#	Shin Heung Securities Co., Ltd.	11,094	334,688
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	59,799
	Shin Won Corp.	60,100	132,590
#	Shin Young Securities Co., Ltd.	10,600	514,304
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	64,979
	Shinil Engineering Co., Ltd.	4,010	50,405
	Shinpoong Pharmaceutical Co., Ltd.	4,680	106,874
	Shinsegae Engineering & Construction Co., Ltd.	2,990	94,375
	Shinsung Engineering & Construction Co., Ltd.	14,059	85,845
#	Shinsung Engineering Co., Ltd.	30,420	229,210
*	Shinsung Tongsang Co., Ltd.	8,700	32,113
#	Sindo Ricoh Co., Ltd.	11,169	742,858
#	SJM Co., Ltd.	22,510	129,201
#	SK Chemicals Co., Ltd.	22,820	1,177,249
	SK Energy Co., Ltd.	12	1,493
	SK Gas Co., Ltd.	9,960	743,048
#	SKC Co., Ltd.	34,460	746,511
	SL Corp.	19,820	133,128
#	Solomon Mutual Savings Bank	15,007	132,655
*	Songwon Industrial Co., Ltd.	12,420	59,062
#	Soosan Heavy Industries Co., Ltd.	40,700	48,874
*	Ssangyong Cement Industry Co., Ltd.	79,381	859,182
*	Ssangyong Corp.	4,186	81,062
* #	Ssangyong Motor Co.	137,030	631,496
#	STX Corp.	14,274	1,054,301
#	STX Engine Co., Ltd.	28,692	1,466,528
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	80,531

30

	Suheung Capsule Co., Ltd.	16,030	102,592
	Sung Bo Chemicals Co., Ltd.	1,930	72,998
	Sung Chang Enterprise Co., Ltd.	6,150	126,915
* #	Sung Shin Cement Co., Ltd.	22,350	227,987
#	Sungjee Construction Co., Ltd.	4,690	89,796
#	Sungwon Corp.	49,310	594,059
	Sunjin Co., Ltd.	2,840	78,616
#	Sunkyong Securities Co., Ltd.	268,610	746,703
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	121,523
	Tae Kwang Industrial Co., Ltd.	880	778,272
	Tae Kyung Industrial Co., Ltd.	29,140	173,439
	Taegu Department Store Co., Ltd.	13,040	177,264
#	Taeyoung Engineering & Construction	90,740	820,584
	Tai Lim Packaging Industries Co., Ltd.	62,000	63,810
	TCC Steel	3,016	69,980
	Telcoware Co., Ltd.	9,000	69,477
*	The Will-Bes & Co., Ltd.	11,120	45,840
	Tong Yang Investment Bank	130,266	1,816,520
* #	Tong Yang Major Corp.	70,586	557,662
#	Tong Yang Moolsan Co., Ltd.	5,500	69,207
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	38,370	195,566
	TS Corp.	5,500	327,966
#	Uangel Corp.	12,280	72,530
*	Uni Chem Co., Ltd.	56,800	49,934
#	Unid Co., Ltd.	6,000	233,020
* #	Union Steel Manufacturing Co., Ltd.	13,912	390,425
#	Uniquest Corp.	11,050	60,780
*	VGX International, Inc.	16,954	59,198
* #	Wealth Bridge Co., Ltd.	41,460	21,544
#	Whanin Pharmaceutical Co., Ltd.	13,650	184,979
	Wiscom Co., Ltd.	7,880	31,209
	Woongjin Coway Co., Ltd.	60,700	1,786,225
#	Woongjin Thinkbig Co., Ltd.	22,329	594,778
#	Woongjin.Com Co., Ltd.	32,907	765,607
#	Woori Financial Co., Ltd.	20,620	230,277
	WooSung Feed Co., Ltd.	17,000	29,210
	YESCO Co., Ltd.	5,950	205,576
#	Yoosung Enterprise Co., Ltd.	33,540	126,628
#	Youlchon Chemical Co., Ltd.	32,710	213,535
*	Young Poong Mining & Construction Corp.	1,580	84
	Young Poong Paper Manufacturing Co., Ltd.	2,170	62,751
	Youngbo Chemical Co., Ltd.	12,640	30,747
	Youngone Corp.	68,080	621,377
#	Youngpoong Corp.	2,040	932,475
#	Yuhan Corp.	10,444	2,038,080
	YuHwa Securities Co., Ltd.	12,910	267,699
* #	Yungjin Pharm Co., Ltd.	124,036	185,685
*	Yuyang Telecom Co., Ltd.	5,530	48,222
*	ZeroOne Interactive Co., Ltd.	32,840	22,632
TOTAL COMMON STOCKS			143,426,796

31

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	26,147	85,799
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd. Rights 06/10/08	34,361	9,340
TOTAL RIGHTS/WARRANTS			95,139

TOTAL — SOUTH KOREA			143,521,935

TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
*	A.G.V. Products Corp.	741,782	299,200
	Aaeon Technology, Inc.	163,746	356,104
	Ability Enterprise Co., Ltd.	694,534	940,150
*	Abocom Systems, Inc.	115,640	63,525
*	Acbel Polytech, Inc.	758,560	382,388
*	Accton Technology Corp.	876,000	401,157
	Allis Electric Co., Ltd.	273,000	93,803
	Altek Corp.	453,936	743,485
	Ampoc Far East Co., Ltd.	153,830	66,815
	Amtran Technology Co., Ltd.	884,953	777,070
	Apex Biotechnology Corp.	178,592	356,208
*	Apex Science & Engineering Corp.	124,000	36,469
	Arima Communication Corp.	593,809	404,044
*	Arima Computer Corp.	1,453,000	242,236
	Arima Optoelectronics Corp.	350,594	265,267
	Asia Chemical Corp.	559,000	319,761
	Asia Polymer Corp.	495,936	470,129
*	Asia Vital Components Co., Ltd.	358,980	285,573
	Aten International Co., Ltd.	175,729	416,132
	Audix Co., Ltd.	259,877	206,006
	Aurora Corp.	522,195	490,388
	Aurora Systems Corp.	244,000	186,042
	Avermedia Technologies, Inc.	332,276	632,108
	Avision, Inc.	333,144	184,702
	Awea Mechantronic Co., Ltd.	120,900	226,785
	Bank of Kaohsiung Co., Ltd.	751,966	415,818
	Basso Industry Corp., Ltd.	322,537	314,075
*	Behavior Tech Computer Corp.	193,975	76,020
*	Bes Engineering Corp.	2,691,750	921,285
	Biostar Microtech International Corp.	223,053	121,961
	C Sun Manufacturing, Ltd.	241,485	143,746
*	Carnival Industrial Corp.	656,000	209,651
	Cathay Chemical Works, Inc.	229,000	107,738
	Cathay Real Estate Development Co., Ltd.	9,000	6,195
	Central Reinsurance Co., Ltd.	787,050	478,050
	Chain Qui Development Co., Ltd.	226,083	296,037
	Champion Building Materials Co., Ltd.	519,771	303,056
	Charoen Pokphand Enterprises Co., Ltd.	351,000	223,239
	Cheng Loong Corp.	1,760,330	695,186
	Chenming Mold Industrial Corp.	264,074	98,209
*	Chia Her Industrial Co., Ltd.	539,000	52,172

32

*	Chia Hsin Cement Corp.	971,000	831,107
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	12,247
	Chicony Electronics Co., Ltd.	569,769	1,136,207
*	Chien Shing Stainless Steel Co., Ltd.	480,000	156,473
	Chilisin Electronics Corp.	203,466	109,446
	China Chemical & Pharmaceutical Co.	408,000	248,490
	China Ecotek Corp.	170,000	266,919
*	China General Plastics Corp.	665,000	311,795
	China Glaze Co., Ltd.	324,555	130,354
	China Hi-Ment Corp.	384,804	596,467
*	China Life Insurance Co., Ltd.	1,539,418	1,267,190
*	China Man-Made Fiber Co., Ltd.	2,399,879	833,255
	China Metal Products Co., Ltd.	388,772	664,578
*	China Rebar Co., Ltd.	55,174	8,203
	China Steel Chemical Corp.	392,909	1,081,767
	China Steel Structure Co., Ltd.	232,000	204,666
	China Synthetic Rubber Corp.	712,954	928,342
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	205,042
	Chinese Maritime Transport, Ltd.	446,850	1,610,992
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	152,349
	Chin-Poon Industrial Co., Ltd.	558,649	464,419
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	522,255	1,266,428
	Chun Yu Works & Co., Ltd.	469,000	190,581
	Chun Yuan Steel Industrial Co., Ltd.	976,976	516,497
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	666,254
	Chung Hwa Pulp Corp.	843,594	663,497
	Collins Co., Ltd.	661,000	282,844
	Compeq Manufacturing Co., Ltd.	2,207,000	846,613
	Continental Engineering Corp.	1,297,067	953,267
	Cosmo Electronics Corp.	189,000	235,626
*	Cosmos Bank Taiwan	1,746,500	163,354
	CTCI Corp.	938,748	806,823
	CX Technology Co., Ltd.	200,368	114,793
	Cybertan Technology, Inc.	412,012	731,768
	Cyntec Co., Ltd.	311,552	478,468
	Da-Cin Construction Co., Ltd.	482,711	398,215
*	De Licacy Industries Co., Ltd.	100,000	24,008
*	Delpha Construction Co., Ltd.	462,000	137,217
	Depo Auto Parts Industrial Co., Ltd.	270,000	849,996
*	Der Pao Construction Co., Ltd.	476,000	12,839
	Diamond Flower Electric Instrument Co., Ltd.	199,514	486,681
	D-Link Corp.	557,160	925,319
	Eastern Media International	2,002,128	797,262
	Eclat Textile Co., Ltd.	229,317	124,456
	Edom Technology Co., Ltd.	238,776	145,446
	Elan Microelectronics Corp.	598,728	1,075,586
*	E-Lead Electronic Co., Ltd.	150,000	187,492
	Elite Material Co., Ltd.	312,479	154,918
	Elite Semiconductor Memory Technology, Inc.	355,534	613,240
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	861,013

33

	Enlight Corp.	442,899	111,738
*	EnTie Commercial Bank	882,246	198,195
	Eten Information Systems, Ltd.	255,488	459,316
	Eternal Chemical Co., Ltd.	390,000	438,927
	Everest Textile Co., Ltd.	830,562	214,576
	Evergreen International Storage & Transport Corp.	1,691,000	1,552,362
	Everlight Chemical Industrial Corp.	655,000	414,163
*	Everspring Industry Co., Ltd.	417,530	120,958
	Evertop Wire Cable Corp.	276,630	101,920
	Excel Cell Electronics Co., Ltd.	143,000	70,625
*	Far Eastern International Bank	3,163,048	1,192,181
	Federal Corp.	717,144	498,046
	Feng Hsin Iron & Steel Co., Ltd.	98	319
	Feng Tay Enterprise Co., Ltd.	791,561	644,425
*	FIC Global, Inc.	27,289	6,915
	First Copper Technology Co., Ltd.	703,000	302,044
	First Hotel	351,203	438,389
*	First Steamship Co., Ltd.	443,000	1,064,796
	Flytech Technology Co., Ltd.	112,500	366,892
*	Formosa Epitaxy, Inc.	223,000	264,430
	Formosan Rubber Group, Inc.	841,000	570,556
	Fortune Electric Co., Ltd.	396,000	681,843
*	Fu I Industrial Co., Ltd.	97,900	35,784
	Fwuson Industry Co., Ltd.	453,000	244,005
	G Shank Enterprise Co., Ltd.	290,408	331,437
*	G.T.M. Corp.	338,000	258,818
	Gem Terminal Industries Co., Ltd.	250,922	266,841
	Giant Manufacture Co., Ltd.	503,170	1,423,898
*	Giga Storage Corp.	501,859	166,129
	Giga-Byte Technology Co., Ltd.	1,390,800	1,218,445
	Globe Union Industrial Corp.	406,438	448,048
	Gold Circuit Electronics, Ltd.	776,904	585,684
	Goldsun Development & Construction Co., Ltd.	1,984,265	1,247,524
	Good Will Instrument Co., Ltd.	134,400	115,894
	Gordon Auto Body Parts Co., Ltd.	233,789	83,109
*	Grand Pacific Petrochemical Corp.	1,130,000	446,093
	Grape King, Inc.	183,000	128,218
	Great China Metal Industry Co., Ltd.	462,000	258,447
	Great Taipei Gas Co., Ltd.	776,000	576,924
	Great Wall Enterprise Co., Ltd.	718,543	1,018,145
	Greatek Co., Ltd.	768,887	977,164
	Hanpin Co., Ltd.	151,000	98,705
	Hey Song Corp.	765,000	407,988
	Highwealth Construction Corp.	944,914	1,403,362
*	Hitron Technologies, Inc.	188,000	67,199
*	Ho Tung Holding Corp.	951,486	385,312
	Hocheng Corp.	542,700	251,745
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	123,939
	Hong Tai Electric Industrial Co., Ltd.	567,000	457,038
	Hong Yi Fiber Industry Co., Ltd.	216,000	69,657
	Honmyue Enterprise Co., Ltd.	252,000	71,527
	Hota Industrial Manufacturing Co., Ltd.	210,200	260,427

34

	Hsin Kuang Steel Co., Ltd.	391,826	645,176
	Hsing Ta Cement Co., Ltd.	620,000	265,128
	Hua Eng Wire & Cable Co., Ltd.	988,565	387,189
	Huang Hsiang Construction Corp.	361,000	891,668
	Hung Ching Development & Construction Co., Ltd.	449,000	258,718
	Hung Poo Construction Corp.	485,800	773,810
	Hung Sheng Construction Co., Ltd.	887,000	924,084
*	Hwa Fong Rubber Co., Ltd.	467,000	148,285
	Ichia Technologies, Inc.	475,941	338,576
	I-Chiun Precision Industry Co., Ltd.	235,256	329,873
	Inernational Semiconductor Technology, Ltd.	688,065	322,851
	Infortrend Technology, Inc.	390,918	617,118
	ITE Technology, Inc.	181,000	614,717
*	Jean Co., Ltd.	288,000	84,275
	Johnson Health Tech Co., Ltd.	161,000	296,809
	Jui Li Enterprise Co., Ltd.	336,000	116,043
	K Laser Technology, Inc.	273,343	208,645
	Kang Na Hsiung Co., Ltd.	302,000	186,452
*	Kao Hsing Chang Iron & Steel Corp.	784,000	314,917
	Kaulin Manufacturing Co., Ltd.	242,770	211,004
	Kee Tai Properties Co., Ltd.	731,850	528,177
*	Kenda Rubber Industrial Co., Ltd.	736,879	560,421
	King Yuan Electronics Co., Ltd.	2,011,334	1,059,859
	Kingdom Construction Co., Ltd.	889,000	664,073
*	King’s Town Bank	1,795,701	626,303
*	King’s Town Construction Co., Ltd.	494,995	733,763
	Kinpo Electronics, Inc.	2,606,037	870,375
	Knowledge-Yield-Excellence Systems Corp.	368,841	536,767
	Kung Long Batteries Industrial Co., Ltd.	64,000	85,794
*	Kuoyang Construction Co., Ltd.	687,000	583,773
*	Kwong Fong Industries Corp.	996,000	331,145
	Lan Fa Textile Co., Ltd.	603,340	188,675
*	Lead Data Co., Ltd.	617,920	125,946
	Leader Electronics, Inc.	174,477	83,333
*	Leadtek Research, Inc.	231,700	97,633
*	Lealea Enterprise Co., Ltd.	1,141,000	369,503
	Lee Chang Yung Chemical Industry Corp.	1,206,168	1,589,944
	Lee Chi Enterprises Co., Ltd.	326,000	166,373
	Lelon Co., Ltd.	251,170	89,709
*	Leofoo Development Co., Ltd.	507,000	487,330
	Les Enphants Co., Ltd.	281,080	242,861
*	Li Peng Enterprise Co., Ltd.	930,600	289,444
	Lian Hwa Foods Corp.	196,000	82,328
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	51,344
	Lien Hwa Industrial Corp.	1,089,306	800,303
	Lingsen Precision Industries, Ltd.	496,575	199,617
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	412,087
	Long Chen Paper Co., Ltd.	823,668	344,307
	Lucky Cement Corp.	620,000	245,055
	Makalot Industrial Co., Ltd.	237,202	509,631
	Mayer Steel Pipe Corp.	256,584	273,609

35

	Maywufa Co., Ltd.	177,632	97,324
	Meiloon Co., Ltd.	391,119	231,902
	Mercuries & Associates, Ltd.	940,455	556,872
*	Mercuries Data Co., Ltd.	285,292	70,138
	Merida Industry Co., Ltd.	375,800	859,593
	Merry Electronics Co., Ltd.	238,363	566,282
	Microelectronics Technology, Inc.	665,000	407,322
	Micro-Star International Co., Ltd.	1,650,367	1,248,804
*	Microtek International, Inc.	387,000	61,166
	Min Aik Technology Co., Ltd.	185,770	314,456
*	Mirle Automation Corp.	238,637	307,827
	Mitac Technology Corp.	679,360	517,230
	Mobiletron Electronics Co., Ltd.	135,000	113,278
	Mospec Seminconductor Corp.	131,000	143,830
*	Mustek Systems, Inc.	591,708	129,740
	Nak Sealing Technologies Corp.	121,954	162,104
*	Namchow Chemical Industrial Co., Ltd.	473,000	179,670
	Nankang Rubber Tire Co., Ltd.	778,171	1,262,704
	Nantex Industry Co., Ltd.	383,110	452,842
	National Petroleum Co., Ltd.	455,824	449,953
*	New Asia Construction & Development Co., Ltd.	352,618	84,712
	Nien Hsing Textile Co., Ltd.	981,000	640,582
	Ocean Plastics Co., Ltd.	342,200	326,746
*	Optimax Technology Corp.	968,674	373,352
*	Opto Tech Corp.	714,886	771,394
*	Orient Semiconductor Electronics, Ltd.	226,487	46,210
	Oriental Union Chemical Corp.	1,074,302	1,326,950
*	Pacific Construction Co., Ltd.	1,054,000	149,030
*	Pacific Electric Wire & Cable Corp.	726,000	12,418
	Pan Jit International, Inc.	390,005	384,111
	Pan-International Industrial Corp.	114,000	218,913
*	PC Home Online	49,000	49,769
	Phihong Technology Co., Ltd.	538,180	319,792
	Phoenix Precision Technology Corp.	1,308,342	816,014
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	505,325
*	Potrans Electrical Corp.	228,000	32,698
	Prince Housing & Development Corp.	1,569,319	1,307,140
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	208,526
	Promise Technology, Inc.	217,223	205,086
*	Protop Technology Co., Ltd.	192,000	9,372
*	Quintain Steel Co., Ltd.	613,000	326,672
	Radium Life Tech Corp.	732,586	1,046,344
*	Ralec Electronic Corp.	91,717	112,076
*	Rectron, Ltd.	185,496	28,768
*	Reward Wool Industry Corp.	314,000	101,373
*	Rexon Industrial Corp., Ltd.	469,000	119,712
*	Ritek Corp.	5,595,000	1,320,806
	Ruentex Development Co., Ltd.	1,163,000	1,181,746
	Ruentex Industries, Ltd.	1,279,000	1,305,766
*	Sainfoin Technology Corp.	131,260	—

36

*	Sampo Corp.	1,721,124	413,182
	San Fang Chemical Industry Co., Ltd.	266,770	247,405
	Sanyang Industrial Co., Ltd.	1,335,000	806,610
	Sanyo Electric Co., Ltd.	503,000	575,434
	SDI Corp.	274,000	245,948
	Senao International Co., Ltd.	371,884	592,385
	Shan-Loong Transportation Co., Ltd.	135,385	79,696
	Sheng Yu Steel Co., Ltd.	552,980	558,608
	Shihlin Electric & Engineering Corp.	895,000	1,216,466
*	Shihlin Paper Corp.	418,000	598,559
*	Shin Shin Co., Ltd.	49,000	51,260
	Shinkong Co., Ltd.	516,316	319,477
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	829,258
*	Shuttle, Inc.	290,152	135,137
	Sigurd Microelectronics Corp.	404,398	231,670
	Silicon Integrated Systems Corp.	2,346,137	842,423
	Silitech Technology Corp.	221,303	757,782
	Sincere Navigation Corp.	669	1,352
	Sinkang Industries Co., Ltd.	259,805	172,839
	Sinkong Spinning Co., Ltd.	469,542	425,081
	Sinon Corp.	551,000	320,032
*	Sintek Photronics Corp.	1,439,463	723,777
	Sinyi Realty, Inc.	365,926	1,367,479
	Sitronix Technology Corp.	149,928	464,145
	Siward Crystal Technology Co., Ltd.	191,441	121,620
*	Solelytex Enterprise Corp.	214,200	177,449
	Solomon Technology Corp.	319,174	231,334
	South East Soda Manufacturing Co., Ltd.	279,250	620,381
	Southeast Cement Co., Ltd.	899,700	444,440
	SPI Electronic Co., Ltd.	249,718	286,883
	Spirox Corp.	262,477	224,522
	Springsoft, Inc.	309,242	422,768
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	183,426
	Standard Foods Taiwan, Ltd.	531,000	512,289
	Stark Technology, Inc.	378,100	215,205
	Sunonwealth Electric Machine Industry Co., Ltd.	305,078	155,624
	Sunplus Technology Co., Ltd.	599,000	754,659
	Sunrex Technology Corp.	556,962	673,937
*	Syscom Computer Engineering Co.	140,000	50,307
	Sysware Systex Corp.	290,432	296,714
*	T JOIN Transportation Co.	802,000	444,993
	Ta Chen Stainless Pipe Co., Ltd.	757,197	915,421
*	Ta Chong Bank, Ltd.	3,172,212	1,038,847
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	291,066
	Ta Yih Industrial Co., Ltd.	194,000	142,371
	Tah Hsin Industrial Corp.	447,000	370,179
*	Tai Roun Products Co., Ltd.	258,000	93,444
	Ta-I Technology Co., Ltd.	217,266	176,557
*	Taichung Commercial Bank	2,187,112	1,065,463
	Tainan Enterprises Co., Ltd.	250,829	308,754
	Tainan Spinning Co., Ltd.	2,480,000	1,270,001
*	Taisun Enterprise Co., Ltd.	542,000	198,992

37

*	Taita Chemical Co., Ltd.	439,000	173,345
	Taiwan Acceptance Corp.	229,480	177,782
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	546,636
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	17,252
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	201,201
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	350,288
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	113,868
*	Taiwan Kolin Co., Ltd.	1,356,000	459,659
	Taiwan Life Insurance Co., Ltd	800,165	1,312,153
	Taiwan Line Tek Electronic Co., Ltd.	71,658	40,558
	Taiwan Mask Corp.	528,720	307,119
	Taiwan Navigation Co., Ltd.	598,777	1,297,317
	Taiwan Paiho Co., Ltd.	398,412	389,302
*	Taiwan Pulp & Paper Corp.	618,000	360,258
*	Taiwan Sakura Corp.	411,080	178,026
	Taiwan Secom Co., Ltd.	710,332	1,587,250
	Taiwan Sogo Shinkong Security Co., Ltd.	527,724	537,926
	Taiwan Styrene Monomer Corp.	958,547	479,283
*	Taiwan Tea Corp.	1,241,714	887,418
	Taiyen Biotech Co., Ltd.	438,000	354,263
*	Teapo Electronic Corp.	712,000	150,609
	Tecom, Ltd.	447,114	314,882
	Ten Ren Tea Co., Ltd.	123,980	134,633
	Test-Rite International Co., Ltd.	774,949	495,968
	Tex-Ray Industrial Co., Ltd.	188,000	69,575
	The Ambassador Hotel	597,000	1,137,897
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	498,760	275,722
	Thinking Electronic Industrial Co., Ltd.	184,204	163,669
	Thye Ming Industrial Co., Ltd.	255,000	455,759
	Ton Yi Industrial Corp.	2,487,280	1,354,574
	Tong Yang Industry Co., Ltd.	648,864	543,414
*	Tsann Kuen Enterprise Co., Ltd.	454,340	662,439
	TTET Union Corp.	264,000	355,112
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	84,908
*	Twinhead International Corp.	766,504	116,617
	TYC Brother Industrial Co., Ltd.	472,886	324,349
*	Tycoons Group Enterprise Co., Ltd.	719,000	291,208
	Tyntek Corp.	407,776	468,992
	Tze Shin International Co., Ltd.	298,920	232,125
*	Uniform Industrial Corp.	84,530	81,568
*	Union Bank of Taiwan	3,105,488	712,293
*	Union Insurance Co., Ltd.	79,732	39,761
	Unitech Electronics Co., Ltd.	313,505	194,653
	Unitech Printed Circuit Board Corp.	628,857	546,373
	United Integration Service Co., Ltd.	446,439	412,728
	Unity Opto Technology Co., Ltd.	335,754	309,461
*	Universal Cement Corp.	874,251	545,545
	Universal Microelectronics Co., Ltd.	158,000	72,337
	Universal Scientific Industrial Co., Ltd.	1,675,550	1,103,888
	Universal, Inc.	123,000	55,448
	UPC Technology Corp.	1,311,607	940,434

38

	USI Corp.	1,203,000	815,509
*	U-TECH Media Corp.	317,000	96,243
*	Ve Wong Corp.	311,000	237,063
*	Veutron Corp.	145,000	71,742
*	Via Technologies, Inc.	2,179,000	1,262,221
*	Visual Photonics Epitacy Co., Ltd.	166,000	261,465
	Walsin Technology Corp., Ltd.	982,682	613,039
	Wan Hwa Enterprise Co., Ltd.	451,913	272,241
	Waterland Financial Holdings	3,593,260	1,124,329
*	Wei Chih Steel Industrial Co., Ltd.	433,000	258,200
*	Wei Chuan Food Corp.	737,000	510,681
	Weltrend Semiconductor, Inc.	343,884	371,537
	Wistron NeWeb Corp.	259,381	516,657
	WPG Holdings Co., Ltd.	387,102	485,447
*	Wus Printed Circuit Co., Ltd.	836,205	256,074
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,968,000	1,621,472
	Yeung Cyang Industrial Co., Ltd.	436,142	422,685
*	Yi Jinn Industrial Co., Ltd.	496,300	121,244
	Yieh Phui Enterprise Co., Ltd.	2,301,035	1,174,500
	Yosun Industrial Corp.	449,132	436,463
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,852,458	1,314,454
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	390,593
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	473,113
	Yung Tay Engineering Co., Ltd.	729,000	573,200
	Zig Sheng Industrial Co., Ltd.	795,442	209,586
	Zinwell Corp.	316,376	1,245,114
	Zippy Technology Corp.	207,570	140,703
	Zyxel Communication Corp.	960,030	921,418

TOTAL — TAIWAN			167,287,665

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	94,599
*	Adkinson Securities PCL (Foreign)	10,238,500	230,008
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	153,485
	Amata Corp. PCL (Foreign)	2,251,300	1,177,784
*	Apex Development PCL (Foreign)	3,536	2,344
#	Asia Plus Securities PCL (Foreign)	4,463,550	431,314
#	Asian Property Development PCL (Foreign)	2,859,300	589,546
	Asian Property Development PCL (Foreign) NVDR	1,911,600	394,144
*	Bangchak Petroleum PCL (Foreign)	82,000	32,048
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	268,354
	Bangkok Chain Hospital PCL (Foreign)	1,855,500	456,809
	Bangkok Expressway PCL (Foreign)	1,458,800	704,821
	Bangkok First Investment & Trust PCL (Foreign)	702,200	127,496
	Bangkok Insurance PCL (Foreign)	84,734	735,344
*	Bangkok Land PCL (Foreign)	14,748,970	272,331
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	403,626
*	Bangkok Rubber PCL (Foreign)	14,600	1,114
	Big C Supercenter PCL (Foreign)	32,000	53,177

39

	Bualuang Securities PCL (Foreign)	240,000	159,532
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	647,186
	Capital Nomura Securities PCL (Foreign)	46,000	40,699
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	39,814
*	Central Paper Industry PCL (Foreign)	20	1,293
	Central Plaza Hotel PCL (Foreign)	916,100	160,695
	Ch. Karnchang PCL (Foreign)	2,746,200	591,580
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	142,778
	Dynasty Ceramic PCL (Foreign)	882,400	494,220
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	305,933
	Erawan Group PCL (Foreign) (B014970)	3,710,340	506,968
	Erawan Group PCL (Foreign) (B014981)	335,930	45,900
	GMM Grammy PCL (Foreign)	928,000	371,257
	Golden Land Property PCL (Foreign)	485,616	106,105
	Golden Land Property PCL (Foreign) NVDR	41,200	9,002
	Hana Microelectronics PCL (Foreign)	1,281,796	666,636
	Hermraj Land & Development PCL (Foreign)	16,126,900	610,435
	Home Product Center PCL (Foreign)	4,336,470	693,942
	ICC International PCL (Foreign)	204,600	256,576
	Indorama Polymers PCL (Foreign)	274,000	82,213
*	ITV PCL (Foreign)	2,785,600	90,010
*	Jasmine International PCL (Foreign)	16,249,100	225,022
	Kang Yong Electric PCL (Foreign)	7,200	8,863
	KGI Securities One PCL (Foreign)	4,376,546	296,304
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	54,596
	Kiatnakin Finance PCL (Foreign)	834,300	731,729
	Kim Eng Securities Thailand PCL (Foreign)	989,700	691,374
	Krungthai Card PCL (Foreign)	576,700	406,414
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,204,082
	Laguna Resorts & Hotels PCL (Foreign)	80,500	137,490
	Lalin Property PCL (Foreign)	1,650,500	169,647
	Lanna Resources PCL (Foreign)	833,500	492,482
*	Loxley PCL (Foreign)	3,965,820	344,164
	Major Cineplex Group PCL (Foreign)	1,914,800	1,037,097
	MBK Development PCL (Foreign)	330,900	773,916
	Minor Corp. PCL (Foreign)	350,180	158,413
	MK Real Estate Development PCL (Foreign)	1,960,260	131,508
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	59,640
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	741,149
*	Nation Multimedia Group PCL (Foreign)	146,259	34,657
	Noble Development PCL (Foreign)	573,600	68,137
	Padaeng Industry PCL (Foreign) NVDR	588,500	516,149
	Padaeng Industry PCL (Foreign) NVDR	73,800	64,727
	Patum Rice Mill & Granary PCL (Foreign)	5,500	9,986
	Phatra Insurance PCL (Foreign)	10,000	48,007
	Polyplex PCL (Foreign)	1,057,800	224,614
	Power Line Engineering PCL (Foreign)	1,369,100	194,653
	Pranda Jewelry PCL (Foreign)	118,000	29,595
	Property Perfect PCL (Foreign)	1,930,800	278,078
#	Quality Houses PCL (Foreign)	15,214,800	1,217,371
	Regional Container Lines PCL (Foreign)	1,185,300	886,376

40

#	Robinson Department Store PCL (Foreign)	1,875,025	692,423
	Rojana Industrial Park PCL (Foreign)	1,122,800	535,572
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	208,955
	Saha-Union PCL (Foreign)	636,600	368,305
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	812,676
	Samart Corporation PCL (Foreign)	2,154,900	523,887
	Samart I-Mobile PCL (Foreign)	9,503,000	608,286
	Sammakorn PCL (Foreign)	75,000	4,847
	Sansiri PCL (Foreign)	2,901,166	312,481
	SC Asset Corp. PCL (Foreign)	580,100	232,076
*	Seamico Securities PCL (Foreign)	1,759,022	171,057
	SE-Education PCL (Foreign)	253,600	73,360
	Serm Suk PCL (Foreign)	10,000	5,447
	Serm Suk PCL (Foreign) NVDR	39,000	21,243
*	Shinawatra Satellite PCL (Foreign)	2,372,000	678,861
	Siam Future Development PCL (Foreign)	220,000	79,889
	Siam Industrial Credit PCL (Foreign)	178,162	19,738
	Siam Makro PCL (Foreign)	437,100	1,277,874
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	318,598
	Sri Trang Agro Industry PCL (Foreign)	370,998	176,965
	Srithai Superware PCL (Foreign)	439,300	103,420
	Supalai PCL (Foreign)	2,640,533	282,784
	SVOA PCL (Foreign)	1,007,100	33,472
*	Tata Steel (Thailand) PCL (Foreign)	12,945,300	1,187,167
	Thai Carbon Black PCL (Foreign)	87,900	66,544
	Thai Plastic & Chemicals PCL (Foreign)	1,517,400	1,083,357
	Thai Reinsurance PCL (Foreign)	1,484,700	283,279
*	Thai Rung Union Car PCL (Foreign)	759,600	72,465
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	690,125
	Thai Union Frozen Products PCL (Foreign)	713,000	399,341
	Thai Vegetable Oil PCL (Foreign)	1,087,875	743,217
	Thai Wacoal PCL (Foreign)	78,000	80,412
	Thanachart Capital PCL (Foreign)	2,694,300	1,293,463
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	533,914
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	54,712
	Tipco Asphalt PCL (Foreign)	352,190	180,999
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	153,073
	Tisco Bank PCL (Foreign) NVDR	167,800	124,449
#	TISCO Finance PCL (Foreign)	655,900	494,524
	TPI Polene PCL (Foreign)	799,400	167,285
*	TT&T PCL (Foreign)	7,453,700	220,205
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,488
*	Tycoons Worldwide Group PCL (Foreign)	804,700	170,870
*	Union Mosaic Industry PCL (Foreign)	681,900	20,565
	United Palm Oil Industry PCL (Foreign)	21,000	57,840
	Univentures PCL (Foreign)	1,801,100	144,110
	Vanachai Group PCL (Foreign)	2,859,066	300,908
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	114,395
	Vinythai PCL (Foreign)	2,273,034	517,632
TOTAL COMMON STOCKS			40,091,913

41

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	8,472,749	23,467
*	Bangkok Land PCL (Foreign) Warrants 05/02/13	5,716,653	15,833
*	Bangkok Land PCL Warrants 05/02/13	217,333	535
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	1,099,600	37,561
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	12,057
TOTAL RIGHTS/WARRANTS			89,453

TOTAL — THAILAND			40,181,366

TURKEY — (2.6%)
COMMON STOCKS — (2.6%)
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	431,079
	Afyon Cimento Sanayii Ticaret A.S.	201	157,618
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,330,679
*	Akenerji Elektrik Uretim A.S.	80,193	717,178
*	Aksa Akrilik Kimya Sanayii A.S.	206,894	369,936
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	45,537
	Alarko Holding A.S.	428,462	1,103,566
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	72,394
	Alkim Alkali Kimya A.S.	37,197	292,973
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	361,137
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	732,509
*	Anadolu Cam Sanayii A.S.	578,340	1,290,848
	Anadolu Hayat Sigorta A.S.	209,393	700,495
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	251,268
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,500	138,026
*	Ayen Enerji A.S.	161,469	334,893
	Aygaz A.S.	1	1
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	735,809
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	531,260
	Bati Anabolu Cimento A.S.	110,525	557,721
	Bati Soeke Cimento Sanayi A.S.	67,601	98,253
*	Beko Elektronik A.S.	234,899	146,359
	Bolu Cimento Sanayii A.S.	313,921	401,910
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	293,008
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	159,099
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	210,500
*	Boyner Buyuk Magazacilik A.S.	189,233	239,109
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	276,464
	BSH ev Aletleri Sanayi ve Ticaret A.S.	7,777	163,046
	Bursa Cimento Fabrikasi A.S.	181,296	990,039
	Celebi Hava Servisi A.S.	51,037	311,411
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	174,842
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,116,201
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	122,623	1,437,618
*	Dogan Gazetecilik A.S.	105,300	187,810

42

	Dogus Otomotiv Servis ve Ticaret A.S.	356,270	1,204,510
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	168,948
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	931,354
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	293,385
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	79,136
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	274,948
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	121,492
*	Global Yatirim Holding A.S.	553,230	430,508
*	Goldas Kuyumculuk Sanayi A.S.	223,653	302,066
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	275,656
*	Goodyear Lastikleri T.A.S.	19,591	258,842
*	GSD Holding A.S.	924,152	931,037
	Gubre Fabrikalari Ticaret A.S.	10,000	337,044
	Gunes Sigorta A.S.	179,660	418,274
	Hektas Ticaret T.A.S.	130,556	127,565
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	612,097	1,035,261
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	162,962
*	Ihlas Holding A.S.	1,237,042	699,054
*	Isiklar Ambalaj A.S.	199,020	112,905
	Izmir Demir Celik Sanayii A.S.	429,254	957,770
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	563,791
	Karton Sanayi ve Ticaret A.S.	4,287	228,876
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	113,677
	Konya Cimento Sanayii A.S.	5,645	211,031
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	290,232	521,806
	Mardin Cimento Sanayii ve Ticaret A.S.	192,535	823,085
*	Marmari Marti Otel Isletmeleri A.S.	226,058	150,273
	Marshall Boya ve Vernik Sanayii A.S.	11,878	112,318
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	142,264
	Migros Turk A.S.	1	12
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	48,158
*	Mudurnu Tavukculuk A.S.	1,740	642
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	139,259
*	Nergis Holding A.S.	1,784	5,416
*	Net Holding A.S.	1,239,663	670,224
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	212,145
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	123,914
	Otobus Karoseri Sanayi A.S.	44,321	548,993
*	Parsan Makina Parcalari Sanayii A.S.	102,576	194,830
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	273,580
	Pinar Sut Mamulleri Sanayii A.S.	83,887	427,295
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,770
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	110,007
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	149,425	311,840
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	134,716
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	445,922	1,324,885
*	Tekstil Bankasi A.S.	359,314	547,317

43

*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	367,231
	Tofas Turk Otomobil Fabrikasi A.S.	1	4
*	Trakya Cam Sanayii A.S.	772,481	1,121,712
	Turcas Petrol A.S.	59,865	361,159
*	Turk Ekonomi Bankasi A.S.	1	1
*	Turkiye Sinai Kalkinma Bankasi A.S.	80,000	86,513
	Ulker Biskuvi Sanayi A.S.	394,954	819,582
*	USAS Ucak Servisi A.S.	71,628	93,379
*	Uzel Makina Sanayii A.S.	172,635	112,432
*	Vakif Finansal Kiralama A.S.	24,721	47,841
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	532,541
	Yapi Kredi Sigorta A.S.	102,412	1,369,196
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	565,768

TOTAL — TURKEY			38,902,798

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,920,000 FNMA 5.50%, 02/25/36, valued at $5,445,570) to be repurchased at $5,364,867	$5,364	5,364,000

SECURITIES LENDING COLLATERAL — (12.3%)
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $109,581,465 FHLMC 6.000%, 10/01/37 & GNMA 6.000%, 12/20/36, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $106,376,935 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 04/01/38 & FNMA, rates ranging from 3.868% to 5.931%(r), maturities ranging from12/01/35 to 05/01/36, valued at $85,841,055) to be repurchased at $84,174,377	84,158	84,157,896
TOTAL SECURITIES LENDING COLLATERAL			184,157,896

TOTAL INVESTMENTS - (100.0%) (Cost $1,178,816,954)			$1,492,593,823

See accompanying Notes to Financial Statements.

44

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$9,258
	Banco Macro SA	233,024	535,810
	BBVA Banco Frances SA	130,508	264,588
*	Capex SA Series A	394,725	1,011,241
*	Celulosa Argentina SA Series B	14,412	20,057
*	Central Puerto SA Series B	125,000	241,561
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	687,123
	Dycasa SA Series B	55,000	80,020
*	Endesa Costanera SA Series B	261,000	324,421
*	IRSA Inversiones y Representaciones SA	1,186,421	1,613,550
*	Juan Minetti SA	769,693	464,971
	Ledesma S.A.A.I.	885,405	1,450,598
*	MetroGas SA Series B	176,000	68,469
*	Molinos Rio de la Plata SA Series B	502,274	1,747,465
*	Petrobras Energia Participacio	518,520	742,915
*	Polledo SA Industria Constructora y FinancierA	50,000	9,915
	Siderar S.A.I.C. Series A	494,314	4,612,115
	Solvay Indupa S.A.I.C.	1,229,322	2,150,136
	Tenaris SA	140,000	4,383,676
	Transportadora de Gas del Sur SA Series B	364,679	306,809

TOTAL — ARGENTINA			20,724,698

BRAZIL — (11.9%)
COMMON STOCKS — (2.0%)
	Companhia Siderurgica Nacional SA	2,794,200	136,231,208
	Empresa Brasileira de Aeronautica SA ADR	336,300	12,617,976
	Eternit SA	829,920	4,888,185
	Globex Utilidades SA	45,131	702,007
	Industrias Romi SA	82,800	969,776
*	Magnesita Refratarios SA	703,917	10,191,974
	Perdigao SA	7,171	231,465
#	Perdigao SA ADR	464,626	30,525,928
TOTAL COMMON STOCKS			196,358,519

PREFERRED STOCKS — (9.9%)
#	Aracruz Celulose SA Sponsored ADR	201,340	18,269,592
	Braskem SA Preferred A	1,479,200	11,968,197
#	Braskem SA Preferred A Sponsored ADR	506,100	8,234,247
	Centrais Electricas de Santa Catarina SA	259,400	7,575,469
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	7,016,622

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	231,100	10,903,298
*	Companhia de Tecidos Norte de Minas	529,350	2,541,791
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	8,548,873
	Duratex SA	805,100	18,314,602
	Forjas Taurus SA	650,650	4,120,317
	Gerdau SA	1,222,542	61,544,260
#	Gerdau SA Sponsored ADR	1,259,570	62,928,117
*	Inepar Industria e Construcoes SA	7,896	239,817
	Investimentos Itau SA	6,589,069	47,438,058
	Klabin SA	4,779,704	18,895,479
	Mahle-Metal Leve SA Industria e Comercio	4,000	90,378
	Marcopolo SA	1,454,700	6,877,739
	Metalurgica Gerdau SA	2,366,200	163,662,773
#	Net Servicos de Comunicacao SA Preferred ADR	416,624	5,982,721
	Sadia SA	3,082,282	26,075,746
#	Sadia SA ADR	1,250,066	31,864,182
	Sao Paulo Alpargatas SA	37,800	2,916,631
	Suzano Papel e Celullose SA	2,299,139	42,406,499
	Suzano Petroquimica SA	1,016,323	6,929,617
	Telemar Norte Leste SA	631,500	37,268,789
	Ultrapar Participacoes SA	170,741	6,823,341
#	Ultrapar Participacoes SA Sponsored ADR	128,400	5,118,024
	Uniao de Industrias Petroquimicas SA Series B	6,467,073	6,918,357
	Usinas Siderurgicas de Minas Gerais SA Series A	4,770,055	256,612,269
	Votorantim Celulose e Papel SA	629,975	21,298,694
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	39,752,460
	Whirlpool SA	72,600	172,294
TOTAL PREFERRED STOCKS			949,309,253

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Itau SA Rights 06/02/08	53,479	83,844

TOTAL — BRAZIL			1,145,751,616

CHILE — (2.4%)
COMMON STOCKS — (2.2%)
	Banco de Credito e Inversiones SA Series A	81,935	2,421,640
	CAP SA	199,310	6,658,186
	Cementos Bio-Bio SA	665,307	1,571,700
	Compania Cervecerias Unidas SA	143,000	1,029,826
	Compania Cervecerias Unidas SA ADR	4,000	142,160
	Compania de Consumidores de Gas Santiago SA	124,667	567,871
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	4,191,879
	Compania de Telecomunicaciones de Chile SA Series B	372,166	580,965
	Compania SudAmericana de Vapores SA	7,770,771	12,534,806
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	11,559,227
	Componia Tecno Industrial S.A.	4,900,000	178,581
	CorpBanca SA	1,044,617,607	6,407,510
#	Corpbanca SA ADR	30,058	916,769
	Cristalerias de Chile SA	264,624	2,643,761

2

#	Distribucion y Servicio D&S SA ADR	11,500	253,575
	Empresa Nacional de Electricidad SA	2,694,503	4,615,623
	Empresa Nacional de Telecomunicaciones SA	116,880	1,787,805
	Empresas CMPC SA	739,360	25,930,307
	Empresas Copec SA	1,119,488	16,962,999
	Empresas Iansa SA	24,637,401	1,389,684
	Enersis SA	31,903,095	12,251,267
	Enersis SA Sponsored ADR	4,542,672	86,356,195
	Industrias Forestales SA	3,436,382	815,412
	Inversiones Frimetal SA	4,900,000	—
	Madeco SA	38,949,259	4,337,153
#	Madeco SA Sponsored ADR	244,922	2,770,068
	Masisa SA	9,629,100	2,224,443
	Minera Valparaiso SA	7,500	226,350
	Parque Arauco SA	2,474,668	2,549,611
	Soquimic Comercial SA	198,000	119,101
	Vina de Concha y Toro SA	272,412	515,964
	Vina San Pedro SA	79,756,271	531,210
	Watt’s SA	163,489	110,762
TOTAL COMMON STOCKS			215,152,410

PREFERRED STOCKS — (0.2%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,534,370
	Sociedad Quimica y Minera de Chile SA Series B	481,533	16,537,193
TOTAL PREFERRED STOCKS			18,071,563

TOTAL — CHILE			233,223,973

CHINA — (10.2%)
COMMON STOCKS — (10.2%)
	AMVIG Holdings, Ltd.	2,060,000	2,260,789
* #	AviChina Industry and Technology Co., Ltd.	15,896,000	2,472,843
* #	Bank of China, Ltd.	144,990,000	74,094,769
#	Baoye Group Co., Ltd.	2,332,000	1,479,452
#	Beijing Capital International Airport Co., Ltd.	9,438,000	9,709,947
#	Beijing Capital Land, Ltd.	8,428,000	2,895,276
	Beijing Enterprises Holdings, Ltd.	6,321,000	23,385,032
* #	Brilliance China Automotive Holdings, Ltd.	47,156,000	7,320,513
#	Byd Co., Ltd.	915,800	1,450,084
	Catic Shenzhen Holdings, Ltd.	1,996,000	1,894,721
#	Chaoda Modern Agriculture	27,220,650	38,365,660
* #	China Aerospace International Holdings, Ltd.	24,209,600	2,954,955
#	China Everbright, Ltd.	7,753,000	18,640,316
#	China Foods, Ltd.	13,806,000	6,673,115
#	China Green (Holdings), Ltd.	2,691,000	3,557,578
* #	China Haidian Holdings, Ltd.	9,398,000	759,725
* #	China Mining Resources Group, Ltd.	19,966,000	2,182,386
#	China Pharmaceutical Group, Ltd.	18,972,000	8,395,152
#	China Rare Earth Holdings, Ltd.	14,708,700	3,529,856
	China Resources Enterprise, Ltd.	13,033,000	43,268,209
	China Shineway Pharmaceutical Group, Ltd.	141,000	104,905

3

#	China Shipping Container Lines Co., Ltd.	37,648,150	18,706,917
	China Travel International Investment Hong Kong, Ltd.	46,972,000	18,935,276
	China Unicom, Ltd.	2,392,000	5,664,368
#	China Unicom, Ltd. ADR	4,576,045	104,288,065
* #	Chongqing Iron and Steel Co., Ltd.	3,448,000	1,661,105
	Citic Pacific, Ltd.	16,878,000	72,548,953
	CNPC (Hong Kong), Ltd.	39,910,000	20,983,200
#	Comba Telecom Systems Holdings, Ltd.	6,698,000	2,350,500
#	COSCO International Holdings, Ltd.	6,458,000	3,966,018
#	COSCO Pacific, Ltd.	20,796,000	39,451,446
#	Dalian Port (PDA) Co., Ltd.	13,542,000	8,779,793
	Denway Motors, Ltd.	63,186,000	29,619,174
#	Digital China Holdings, Ltd.	1,170,000	847,361
	Dongfeng Motor Corp.	45,796,000	22,937,283
#	Dynasty Fine Wines Group, Ltd.	7,646,000	1,590,194
*	Enerchina Holdings, Ltd.	5,215,500	194,024
#	First Tractor Co., Ltd.	3,695,176	1,623,673
* #	Founder Holdings, Ltd.	3,334,000	169,162
#	FU JI Food & Catering Services	1,202,000	1,513,612
#	Geely Automobile Holdings, Ltd.	35,510,000	4,281,590
	Global Bio-Chem Technology Group Co., Ltd.	20,940,000	8,947,637
#	Great Wall Motor Co., Ltd.	3,000,000	3,013,278
* #	Great Wall Technology Co., Ltd.	2,476,000	534,120
#	Guangshen Railway Co., Ltd. Sponsored ADR	428,049	10,838,201
#	Guangzhou Pharmaceutical Co., Ltd.	2,018,000	1,812,734
	Hainan Meilan International Airport Co., Ltd.	1,552,000	1,869,995
*	Harbin Power Equipment Co., Ltd.	5,342,000	10,067,156
#	HKC (Holdings), Ltd.	32,665,000	6,582,606
#	Hopson Development Holdings, Ltd.	7,550,000	16,134,128
#	Hunan Non-Ferrous Metal Corp., Ltd.	37,586,000	12,590,533
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,940,000	1,453,081
#	Jingwei Textile Machinery Co., Ltd.	552,000	141,654
#	Kingway Brewery Holdings, Ltd.	8,120,000	1,541,952
#	Lianhua Supermarket Holdings Co., Ltd.	1,616,000	2,236,705
#	Lingbao Gold Co., Ltd.	2,806,000	1,338,721
	Maanshan Iron and Steel Co., Ltd.	34,716,000	26,008,727
	Minmetals Resources, Ltd.	15,152,000	7,002,984
#	Neo-China Land Group (Holdings), Ltd.	9,602,000	6,262,789
#	Nine Dragons Paper Holdings, Ltd.	15,564,000	16,972,200
	PetroChina Co., Ltd. ADR	35,300	5,032,015
	Qingling Motors Co., Ltd.	10,466,000	1,907,296
* #	Semiconductor Manufacturing International Corp.	205,225,000	13,027,279
*	Semiconductor Manufacturing International Corp. ADR	907,264	3,030,262
* #	Shanghai Electric Group Co., Ltd.	45,160,000	26,815,876
	Shanghai Industrial Holdings, Ltd.	8,583,000	31,792,727
#	Shanghai Prime Machinery Co., Ltd.	7,192,000	1,881,807
#	Shenzhen International Holdings, Ltd.	134,515,000	14,495,530
	Shenzhen Investment, Ltd.	30,748,000	12,712,244
	Shenzhou International Group	917,000	264,200
	Shimao Property Holdings, Ltd.	14,936,000	24,926,885
	SinoCom Software Group, Ltd.	585,000	105,094
#	Sinolink Worldwide Holdings, Ltd.	23,242,000	4,237,220

4

	Sinopec Kantons Holdings, Ltd.	7,806,000	1,470,416
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	198,680	8,090,250
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	30,164,000	6,586,646
#	Sinotrans, Ltd.	23,787,000	6,384,091
#	Skyworth Digital Holdings, Ltd.	24,249,100	2,737,940
#	SRE Group, Ltd.	16,950,053	2,696,621
#	Stone Group Holdings, Ltd.	12,322,000	950,079
* #	TCL Communication Technology Holdings, Ltd.	19,687,000	631,266
* #	TCL Multimedia Technology Holdings, Ltd.	51,282,400	2,431,411
#	Tianjin Capital Environmental Protection	3,784,000	1,433,575
	TPV Technology, Ltd.	20,604,000	12,691,325
	Travelsky Technology, Ltd.	7,503,000	5,959,923
	Weiqiao Textile Co., Ltd.	6,822,500	7,234,710
#	Xiamen International Port Co., Ltd.	10,062,000	3,126,929
	Xiwang Sugar Holdings Co., Ltd.	7,845,952	3,061,265
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	89,071	9,727,444
* #	Zhejiang Glass Co., Ltd.	2,328,000	1,951,195
#	ZTE Corp.	2,589,160	12,699,580

TOTAL — CHINA			980,949,299

CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
	CEZ A.S.	74,076	6,119,805
	Telefonica 02 Czech Republic A.S.	1,166,446	36,723,927
* #	Unipetrol A.S.	1,161,073	19,497,422

TOTAL — CZECH REPUBLIC			62,341,154

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
* #	Danubius Hotel & Spa NYRT	138,417	6,197,531
#	Egis Gyogyszergyar NYRT	115,885	12,768,335
* #	Fotex NYRT	999,439	4,581,926
* #	MOL Hungarian Oil & Gas NYRT	974,850	146,756,842
* #	OTP Bank NYRT	144,020	6,494,312
*	Pannonplast NYRT	550,140	5,074,733
*	RABA Automotive Holding NYRT	255,327	2,984,719
	Richter Gedeon NYRT	63,163	13,897,592
*	Synergon Information Systems	75,249	574,403
	Tiszai Vegyi Kombinat NYRT	237,913	7,357,274
	Zwack Unicum NYRT	387	40,052

TOTAL — HUNGARY			206,727,719

INDIA — (9.2%)
COMMON STOCKS — (9.1%)
*	Abhishek Industries, Ltd.	92,524	37,269
*	Adani Enterprises, Ltd.	600,601	11,213,568
*	Aditya Birla Nuvo, Ltd.	159,991	5,381,838
	Adlabs Films, Ltd.	86,755	1,255,816
	Aftek, Ltd.	866,625	955,377
*	Agro Tech Foods, Ltd.	136,705	406,549

5

	Alembic, Ltd.	619,600	814,321
	Alok Industries, Ltd.	736,832	1,091,301
	Ambuja Cements, Ltd.	3,753,732	8,405,003
	Amtek Auto, Ltd.	314,027	2,156,601
	Apollo Hospitals Enterprise, Ltd.	146,588	1,669,189
*	Apollo Tyres, Ltd.	1,751,970	1,733,878
*	Arvind Mills, Ltd.	1,330,891	1,404,618
*	Ashok Leyland, Ltd.	6,035,668	5,069,510
	Asian Hotels, Ltd.	2,100	31,538
	Aurobindo Pharma, Ltd.	215,126	1,529,927
	Avaya GlobalConnect, Ltd.	21,933	85,180
	Axis Bank, Ltd.	313,001	5,848,747
	Aztecsoft, Ltd.	154,842	256,347
	Bajaj Auto Finance, Ltd.	90,482	564,187
	Bajaj Auto, Ltd. (6124142)	66,284	996,213
*	Bajaj Auto, Ltd. (B2QKXW0)	66,284	896,875
*	Bajaj Finserv, Ltd.	66,284	1,007,882
	Bajaj Hindusthan, Ltd.	479,621	2,142,159
*	Balaji Telefilms, Ltd.	204,578	1,000,850
	Ballarpur Industries, Ltd.	2,658,186	2,182,941
	Balmer Lawrie & Co., Ltd.	48,430	452,380
*	Balrampur Chini Mills, Ltd.	724,381	1,558,492
	Bank of Maharashtra, Ltd.	410,000	432,824
	Bank of Rajasthan, Ltd.	439,521	1,144,932
	BASF India, Ltd.	99,750	598,908
	Bata India, Ltd.	98,732	381,872
	BEML, Ltd.	104,405	2,644,442
	Bharat Forge, Ltd.	160,000	963,551
	Bharati Shipyard, Ltd.	30,210	333,996
	Bhushan Steel & Strips, Ltd.	146,706	3,138,042
	Biocon, Ltd.	202,179	2,201,717
	Blue Star Infotech, Ltd.	12,900	20,589
	BOC India, Ltd.	300,919	1,119,246
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,332,710
	Cadila Healthcare, Ltd.	6,400	44,462
	Ceat, Ltd.	102,352	231,367
	Century Enka, Ltd.	133,495	359,989
*	Century Textiles & Industries, Ltd.	191,952	3,119,278
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	4,445,719
*	Chi Investments, Ltd.	34,117	47,051
	Cholamandalam DBS Finance, Ltd.	477	1,589
	City Union Bank, Ltd.	839,100	575,220
	Clariant Chemicals (India), Ltd.	2,398	12,699
	Coromandel Fertilisers, Ltd.	136,536	412,539
	Cranes Software International, Ltd.	313,759	937,065
	Cummins India, Ltd.	50,000	347,589
*	Dabur Pharma, Ltd.	55,164	95,008
	Dalmia Cement (Bharat), Ltd.	28,800	190,136
	DCM Shriram Consolidated, Ltd.	210,988	304,372
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	963,661
*	Dhampur Sugar Mills, Ltd.	91,465	121,543
*	Dish TV India, Ltd.	617,884	672,557

6

	D-Link (India), Ltd.	118,369	226,716
	Dr. Reddy’s Laboratories, Ltd.	617,398	10,290,530
	Dr. Reddy’s Laboratories, Ltd. ADR	20,700	336,789
	E.I.D. - Parry (India), Ltd.	357,212	1,647,318
	Eicher Motors, Ltd.	28,098	198,735
	EIH, Ltd.	881,287	2,662,545
	Elder Pharmaceuticals, Ltd.	97,715	836,754
	Electrosteel Casings, Ltd.	513,690	576,644
	Elgi Equipments, Ltd.	174,405	226,349
*	Escorts, Ltd.	388,991	869,197
	Essel Propack, Ltd.	442,637	337,580
*	Eveready Industries (India), Ltd.	351,390	363,549
	Everest Industries, Ltd.	23,275	56,643
	Exide Industries, Ltd.	1,150,517	2,007,794
	FAG Bearings (India), Ltd.	500	5,507
*	FDC, Ltd.	179,858	122,271
	Federal Bank, Ltd.	1,021,848	5,276,146
	Finolex Cables, Ltd.	537,055	864,113
	Finolex Industries, Ltd.	695,629	1,133,122
	Gammon India, Ltd.	111,404	1,062,456
	Garden Silk Mills, Ltd.	52,000	68,789
	Geometric, Ltd.	73,022	85,071
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	96,950
*	Goetze (India), Ltd.	9,785	16,483
	Graphite India, Ltd.	89,000	141,798
	Great Eastern Shipping Co., Ltd.	825,643	9,799,051
	Great Offshore, Ltd.	136,410	2,317,267
	GTL, Ltd.	697,870	3,939,510
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,181,720
	Gujarat Fluorochemicals, Ltd.	101,490	476,594
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,321,849
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	1,973,315
	H.E.G., Ltd.	129,459	898,141
	HCL Infosystems, Ltd.	209,000	814,532
	HCL Technologies, Ltd.	349,200	2,569,656
	HDFC Bank, Ltd.	241,906	7,735,333
*	Himachal Futuristic Communications, Ltd.	504,605	219,279
*	Himatsingka Seide, Ltd.	137,216	153,724
	Hinduja Ventures, Ltd.	65,909	473,833
	Hindustan Construction Co., Ltd.	1,016,128	2,843,336
*	Hindustan Motors, Ltd.	383,680	271,051
	Hindustan Sanitaryware & Industries, Ltd.	24,608	28,484
	Hotel Leelaventure, Ltd.	1,602,335	1,591,737
	HTMT Global Solutions, Ltd.	65,909	545,259
	ICI India, Ltd.	47,767	656,803
	ICICI Bank Sponsored ADR	1,211,268	45,701,142
	IDBI Bank, Ltd.	3,178,422	6,523,269
	India Cements, Ltd.	1,297,654	4,881,222
	India Glycols, Ltd.	115,658	803,959
	Indiabulls Financial Services, Ltd.	6,234	53,774
*	Indiabulls Securities, Ltd.	6,234	15,455

7

	Indian Hotels Co., Ltd.	3,531,468	9,146,562
	Indian Oil Corp., Ltd.	8,798	88,020
	Indo Rama Synthetics (India), Ltd.	202,314	166,503
	Indoco Remedies, Ltd.	500	3,145
	IndusInd Bank, Ltd.	1,816,067	3,294,166
	Ipca Laboratories, Ltd.	94,786	1,338,430
	IVRCL Infrastructures & Projects, Ltd.	34,169	332,712
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	385,719
*	Jammu & Kashmir Bank, Ltd.	222,503	3,406,140
	JBF Industries, Ltd.	35,983	94,880
	Jet Airways (India), Ltd.	244,572	3,097,056
	Jindal Poly Films, Ltd.	21,594	107,677
	Jindal Saw, Ltd.	162,712	2,202,544
	Jindal Stainless, Ltd.	774,612	2,510,729
	Jindal Steel & Power, Ltd.	566,145	31,119,744
	JK Tyre and Industries, Ltd.	119,005	336,785
	JSW Steel, Ltd.	1,091,845	30,056,414
	Jubilant Organosys, Ltd.	138,688	1,142,985
	Karnataka Bank, Ltd.	256,552	1,220,033
	Karur Vysya Bank, Ltd.	87,485	748,354
*	Kesoram Industries, Ltd.	204,223	1,600,810
	Kirloskar Oil Engines, Ltd.	458,360	1,070,791
	Kohinoor Foods, Ltd.	95,364	182,239
*	Konark Minerals, Ltd.	246,234	35,089
	Lanxess ABS, Ltd.	32,052	124,077
	LIC Housing Finance, Ltd.	423,699	3,391,196
	Maharashtra Scooters, Ltd.	13,612	89,485
	Mahindra & Mahindra, Ltd.	581,143	8,088,195
	Mahindra Lifespace Developers, Ltd.	48,000	712,348
	Maruti Suzuki India, Ltd.	544,780	9,823,981
	Mastek, Ltd.	83,250	782,218
*	Matrix Laboratories, Ltd.	490,684	2,145,851
*	Megasoft, Ltd.	60,998	123,345
	Mercator Lines, Ltd.	153,434	419,875
	Merck, Ltd.	29,241	238,003
*	MIRC Electronics, Ltd.	229,924	99,022
	Mirza International, Ltd.	5,000	2,045
	Monnet Ispat, Ltd.	25,865	355,537
	Monsanto India, Ltd.	1,817	82,288
	Moser Baer (India), Ltd.	872,302	3,730,965
	Mphasis, Ltd.	292,087	1,632,416
	MRF, Ltd.	17,453	1,667,689
	Mukand, Ltd.	379,410	796,569
	Mukta Arts, Ltd.	30,300	71,253
	Nagarjuna Construction Co., Ltd.	574,251	2,659,123
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	3,275,664
*	Nahar Capital & Financial Services, Ltd.	51,549	64,474
	Nahar Spinning Mills, Ltd.	51,549	69,023
	Natco Pharma, Ltd.	110,241	220,608
	Navneet Publications (India), Ltd.	118,740	252,485
*	Netflier Finco, Ltd.	39,668	27,704
	NIIT Technologies, Ltd.	190,440	642,199

8

	NIIT, Ltd.	149,557	387,524
*	Nirma, Ltd.	286,992	1,059,857
	NOCIL, Ltd.	1,279,177	769,002
*	OCL India, Ltd.	82,078	238,508
*	OCL Iron and Steel, Ltd.	246,234	35,089
	Omax Autos, Ltd.	64,810	70,266
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,519,718
	Orient Paper and Industries, Ltd.	53,000	49,122
	Patni Computer Systems, Ltd.	315,650	2,030,163
	Petronet LNG, Ltd.	1,859,989	3,050,787
*	Polaris Software Lab, Ltd.	396,842	985,223
	Prism Cements, Ltd.	358,139	319,107
	PSL, Ltd.	62,792	551,808
	PTC India, Ltd.	64,837	134,716
*	Punjab Tractors, Ltd.	72,971	395,461
*	Rain Commodities, Ltd.	215,083	1,089,037
	Rallis India, Ltd.	15,926	157,784
	Raymond, Ltd.	288,315	1,777,573
*	REI Agro, Ltd.	195,681	7,534,920
*	Reliance Capital, Ltd.	339,307	9,557,951
	Reliance Communications, Ltd.	4,291,822	58,187,305
	Reliance Industries, Ltd.	4,804,665	271,588,273
*	Reliance Natural Resources, Ltd.	3,800,245	9,040,295
*	Rico Auto Industries, Ltd.	160,452	94,402
	Rolta India, Ltd.	643,272	4,588,140
	Ruchi Soya Industries, Ltd.	941,355	2,147,661
*	SEAMEC, Ltd.	51,335	181,717
	Sesa GOA, Ltd.	8,700	877,430
	Shasun Chemicals & Drugs, Ltd.	94,986	117,705
	Shriram Transport Finance Co., Ltd.	105,855	855,446
*	Sicagen India, Ltd.	3,414	—
*	Sical Logistics, Ltd.	3,414	12,436
	SKF India, Ltd.	15,701	97,171
	Sona Koyo Steering Systems, Ltd.	59,284	51,610
	Sonata Software, Ltd.	457,576	370,462
	South India Bank, Ltd.	219,375	705,917
	SREI Infrastructure Finance, Ltd.	692,456	2,319,238
	SRF, Ltd.	266,306	734,504
*	Sterlite Industries (India), Ltd. Series A	1,436,564	31,511,370
	Sterlite Technologies, Ltd.	274,890	1,335,208
	Strides Arcolab, Ltd.	126,300	481,030
	Subros, Ltd.	73,890	61,588
	Sundram Fastners, Ltd.	38,520	27,862
	Supreme Petrochem, Ltd.	101,631	54,593
*	Swaraj Engines, Ltd.	14,132	77,203
	Syndicate Bank	1,271,548	2,083,612
	Tata Chemicals, Ltd.	1,092,020	10,367,218
	Tata Investment Corp., Ltd.	57,960	806,118
	Tata Metaliks, Ltd.	26,681	106,693
	Tata Motors, Ltd.	405,012	5,502,829
* #	Tata Motors, Ltd. Sponsored ADR	13,518	187,359
	Tata Steel, Ltd.	2,285,578	48,543,864

9

	Tata Tea, Ltd.	166,270	3,376,806
	Tele Data Informatics, Ltd.	534,517	220,670
*	Teledata Marine Solutions, Ltd.	267,258	215,607
*	Teledata Technology Solution	267,258	215,607
*	Trent, Ltd.	14,497	175,751
	Tube Investments of India, Ltd.	486,775	533,871
	TVS Motor Co., Ltd.	1,082,101	925,365
	Ucal Fuel Systems, Ltd.	24,245	39,024
*	Unichem Laboratories, Ltd.	64,206	220,250
*	United Phosphorus, Ltd.	176,000	1,411,356
	Usha Martin, Ltd.	1,017,075	2,240,793
*	Uttam Galva Steels, Ltd.	305,386	282,795
*	Vardhman Textiles, Ltd.	88,383	249,644
	Varun Shipping Co.	549,032	1,008,676
	Videocon Industries, Ltd.	35,767	294,136
	Videsh Sanchar Nigam, Ltd.	929,481	9,808,891
#	Videsh Sanchar Nigam, Ltd. ADR	37,900	920,591
*	Welspun India, Ltd.	37,142	43,500
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	5,250,041
*	Wire & Wireless India, Ltd.	434,815	368,404
	Wockhardt, Ltd.	103,639	724,545
	Wyeth, Ltd.	6,540	66,893
	Zee Entertainment Enterprises, Ltd.	1,795,929	9,598,727
*	Zee News, Ltd.	726,155	879,283
	Zensar Technologies, Ltd.	68,072	226,434
	Zuari Industries, Ltd.	127,958	731,653
TOTAL COMMON STOCKS			877,776,727

PREFERRED STOCKS — (0.1%)
*	Ispat Industries, Ltd.	1,463,759	200,661
*	Tata Steel, Ltd.	1,714,184	5,537,636
TOTAL PREFERRED STOCKS			5,738,297

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 10/29/07	130	94

TOTAL — INDIA			883,515,118

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
*	PT Agis Tbk	2,012,000	75,571
*	PT Apac Citra Centretex Tbk	774,000	7,063
*	PT Apexindo Pratama Tbk	3,776,500	807,007
*	PT Asahimas Flat Glass Tbk	5,333,500	1,700,633
	PT Astra Graphia Tbk	18,779,000	1,210,412
	PT Astra International Tbk	21,950,000	49,507,950
*	PT Bakrie & Brothers Tbk	100,297,250	5,708,803
*	PT Bakrieland Development Tbk	165,525,750	7,377,129
	PT Bank Danamon Indonesia Tbk	8,780,500	5,374,757
	PT Bank Niaga Tbk	83,751,000	8,631,343

10

*	PT Bank Pan Indonesia Tbk	141,853,326	9,445,436
	PT Berlian Laju Tanker Tbk	54,456,800	12,141,371
	PT Bhakti Investama Tbk	58,671,675	3,403,227
	PT Budi Acid Jaya Tbk	19,230,000	702,153
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,818,131
*	PT Ciputra Surya Tbk	17,718,000	1,026,953
*	PT Clipan Finance Indonesia Tbk	12,461,000	428,084
*	PT Davomas Adabi Tbk	142,035,000	3,663,743
*	PT Dynaplast Tbk	3,040,000	179,495
	PT Enseval Putera Megatrading Tbk	11,535,000	693,273
*	PT Ever Shine Textile Tbk	19,347,215	186,930
	PT Global Mediacom Tbk	1,595,500	89,113
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,234,500	1,775,898
*	PT Hero Supermarket Tbk	220,000	94,471
*	PT Holcim Indonesia Tbk	13,834,500	1,648,519
	PT Indocement Tunggal Prakarsa Tbk	1,161,000	766,342
	PT Indofood Sukses Makmur Tbk	45,650,500	13,725,985
	PT Indo-Rama Synthetics Tbk	7,901,320	575,164
	PT International Nickel Indonesia Tbk	58,860,000	38,558,449
	PT Jaya Real Property Tbk	25,947,500	2,371,676
	PT Kalbe Farma Tbk	23,514,000	2,222,441
*	PT Kawasan Industry Jababeka Tbk	112,088,500	1,720,891
	PT Lautan Luas Tbk	2,102,000	313,836
	PT Lippo Karawaci Tbk	103,661,500	7,789,136
	PT Matahari Putra Prima Tbk	35,510,900	2,019,040
	PT Mayorah Indah Tbk	8,807,572	1,296,941
	PT Medco Energi International Tbk	31,249,000	16,948,520
	PT Mitra Adiperkasa Tbk	3,033,000	156,422
*	PT Modern Photo Tbk	1,266,500	67,982
*	PT Panasia Indosyntec Tbk	403,200	17,314
*	PT Panin Insurance Tbk	30,688,500	1,054,269
*	PT Panin Life Tbk	38,423,500	660,154
	PT Petrosea Tbk	76,000	51,342
*	PT Polychem Indonesia Tbk	14,413,500	410,599
	PT Ramayana Lestari Sentosa Tbk	3,531,500	276,639
	PT Samudera Indonesia Tbk	415,500	249,774
	PT Selamat Semp Tbk	10,624,000	564,560
	PT Semen Gresik Tbk	63,932,410	30,199,515
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	6,008,509
*	PT Sumalindo Lestari Jaya Tbk	277,500	50,675
	PT Summarecon Agung Tbk	9,582,000	344,586
*	PT Sunson Textile Manufacturer Tbk	6,012,000	180,715
*	PT Suparma Tbk	3,995,345	156,554
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	39,850
*	PT Suryainti Permata Tbk	17,378,000	681,025
*	PT Tempo Scan Pacific Tbk	64,660,000	4,515,340
	PT Tigaraksa Satria Tbk	718,200	26,985
	PT Trias Sentosa Tbk	29,527,200	698,609
	PT Trimegah Sec Tbk	34,298,000	938,835
	PT Tunas Ridean Tbk	11,550,000	1,352,889

11

*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,035,823
*	PT Unggul Indah Cahaya Tbk	371,435	97,694
TOTAL COMMON STOCKS			257,842,545

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	596,768,637	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	194,198
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	48,170
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	21,068
*	PT Summarecon Agung Tbk Warrants 06/21/10	262,500	2,564
TOTAL RIGHTS/WARRANTS			266,000

TOTAL — INDONESIA			258,108,545

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Afcon Industries, Ltd.	1,451	12,519
	Africa Israel Industries, Ltd.	7,006	535,670
*	American Israeli Paper Mills, Ltd.	23,254	1,935,824
*	Ashtrom Properties, Ltd.	171,400	182,870
* #	AudioCodes, Ltd. ADR	82,926	323,411
	Azorim Investment Development & Construction Co., Ltd.	299,403	4,067,896
	Bank Hapoalim B.M.	14,182,489	72,588,578
	Bank Leumi Le-Israel	13,378,631	73,536,714
	Bank of Jerusalem, Ltd.	71,150	130,258
	Baran Group, Ltd.	90,555	1,486,185
	Blue Square Chain Investments and Properties, Ltd.	33,400	249,029
	Clal Industries, Ltd.	773,796	4,333,500
	Clal Insurance Enterprise Holdings, Ltd.	46,894	1,032,646
*	Delta-Galil Industries, Ltd.	131,707	782,553
	Dexia Isreal, Ltd.	1,050	120,567
	Discount Investment Corp.	283,611	7,868,587
	Elbit Medical Imaging, Ltd.	141,338	8,124,037
*	Electra (Israel), Ltd.	13,319	2,065,974
*	Elron Electronic Industries, Ltd.	274,956	2,454,940
*	Feuchtwanger Investments, Ltd.	10,500	39
*	First International Bank of Israel, Ltd.	294,660	4,613,548
*	First International Bank of Israel, Ltd. (6123804)	752,360	2,274,472
	Formula Systems, Ltd.	91,685	1,125,730
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	360,351
	IDB Development Corp., Ltd. Series A	299,281	8,506,951
	Industrial Building Corp., Ltd.	937,191	2,406,447
	Israel Cold Storage & Supply Co., Ltd.	7,000	65,280
	Israel Petrochemical Enterprises, Ltd.	197,712	1,503,616
*	Israel Salt Industries, Ltd.	158,462	910,399
*	Israel Steel Mills, Ltd.	97,000	1,175
*	Jerusalem Oil Exploration, Ltd.	27,096	448,003
*	Kardan Israel, Ltd.	2,237	9,110
*	Knafaim Arkia Holdings, Ltd.	117,857	984,131
	Koor Industries, Ltd.	149,180	9,578,503

12

	Leader Holding & Investments, Ltd.	197,439	335,161
	Liberty Properties, Ltd.	3,457	37,753
	Makhteshim-Agan Industries, Ltd.	227,355	2,132,713
*	Mer Industries, Ltd.	19,959	123,319
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	96,160
*	Metalink, Ltd.	11,000	20,843
*	Middle East Tube Co., Ltd.	18,000	44,565
*	Miloumor, Ltd.	97,997	204,215
*	Minrav Holdings, Ltd.	2,000	120,761
	Mivtach Shamir Holdings, Ltd.	10,944	385,409
*	Naphtha Israel Petroleum Corp.	407,900	232,071
*	OCIF Investments and Development, Ltd.	14,180	334,107
*	Orckit Communications, Ltd.	109,096	796,181
	Property and Building Corp., Ltd.	15,803	1,575,460
*	Retalix, Ltd.	88,603	1,370,411
	Scailex Corp., Ltd.	423,455	3,577,893
*	Suny Electronic Inc., Ltd.	90,241	324,200
	Super-Sol, Ltd. Series B	793,301	4,443,709
	Team Computer & Systems, Ltd.	6,937	307,121
*	The Israel Land Development Co., Ltd.	176,934	1,093,399
*	Tower Semiconductor, Ltd.	578,773	590,272
* #	TTI Team Telecom International, Ltd. ADR	18,170	39,066
*	Union Bank of Israel, Ltd.	499,194	2,748,956
	United Mizrahi Bank, Ltd.	1,696,011	14,581,852
	Urdan Industries, Ltd.	526,698	767,803
*	Ytong Industries, Ltd.	157,153	180,501

TOTAL — ISRAEL			251,083,414

MALAYSIA — (3.4%)
COMMON STOCKS — (3.4%)
	A&M Realty Berhad	854,200	171,898
*	Advanced Synergy Capital Berhad	153,500	20,619
	Affin Holdings Berhad	9,805,900	6,175,363
*	Airasia Berhad	430,000	137,929
	Alliance Financial Group Berhad	5,187,100	5,028,335
	Al-’Aqar KPJ REIT	109,921	32,501
	Aluminum Co. of Malaysia Berhad	250,000	80,233
*	AMBD Berhad	2,782,700	188,924
	AMMB Holdings Berhad	21,388,662	26,274,357
	Ancom Berhad	413,437	132,737
	Ann Joo Resources Berhad	1,178,400	1,396,926
	APM Automotive Holdings Berhad	1,024,700	686,336
	Apollo Food Holdings Berhad	198,400	166,984
	Asas Dunia Berhad	524,700	129,614
	Asia Pacific Land Berhad	5,644,300	583,121
	Asiatic Development Berhad	1,918,900	4,913,513
	Bandar Raya Developments Berhad	3,669,100	2,603,822
	Batu Kawan Berhad	2,309,250	7,912,372
	Berjaya Corp. Berhad	15,708,680	4,894,424
*	Berjaya Corp. Berhad ICULS	36,680,990	5,660,647
	Berjaya Land Berhad	3,273,000	5,148,139

13

	Bernas Padiberas Nasional Berhad	4,807,300	2,760,397
	Bimb Holdings Berhad	1,544,700	538,850
	Bina Darulaman Berhad	118,000	35,273
	Binaik Equity Berhad	149,800	31,330
	Bolton Properties Berhad	1,277,400	335,094
	Boustead Holdings Berhad	3,343,400	5,571,840
	Boustead Properties Berhad	343,700	573,140
	Cahya Mata Sarawak Berhad	1,401,400	934,475
	Chemical Co. of Malaysia Berhad	311,000	276,539
	Chin Teck Plantations Berhad	296,600	746,081
	Choo Bee Metal Industries Berhad	339,700	238,967
*	Country Heights Holdings Berhad	174,000	57,461
	Cycle & Carriage Bintang Berhad	249,800	182,564
*	Damansara Realty Berhad	2,955,600	154,874
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	230,355
	DNP Holdings Berhad	1,431,800	495,814
	DRB-Hicom Berhad	7,715,700	2,619,859
	Eastern & Oriental Berhad (6468754)	1,863,766	918,719
	Eastern & Oriental Berhad (B19ZLW1)	283,149	218,479
	Eastern Pacific Industrial Corp. Berhad	497,700	308,406
	ECM Libra Avenue Berhad	6,220,730	1,286,442
*	EON Capital Berhad	1,707,807	2,688,777
*	Equine Capital Berhad	690,000	126,651
	Esso Malaysia Berhad	905,500	698,907
	Far East Holdings Berhad	388,800	851,984
	Focal Aims Holdings Berhad	424,000	44,107
*	Fountain View Development Berhad	2,573,200	174,723
	Gamuda Berhad	9,077,000	6,866,472
	General Corp. Berhad	1,681,400	602,879
	Globetronics Technology Berhad	360,000	26,098
	Glomac Berhad	1,609,100	521,195
	Gold IS Berhad	1,598,600	782,285
*	Golden Plus Holdings Berhad	201,000	137,688
	Gopeng Berhad	273,900	73,155
	Grand United Holdings Berhad	1,387,700	257,021
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	217,186
	Hap Seng Consolidated Berhad	1,779,200	1,560,373
	Hong Leong Financial Group Berhad	1,249,437	1,967,029
	Hong Leong Industries Berhad	1,225,800	1,558,843
	Hume Industries (Malaysia) Berhad	537,667	693,767
	Hunza Properties Berhad	1,033,300	573,800
	Hwang-DBS (Malaysia) Berhad	908,700	507,731
	IGB Corp. Berhad	11,062,600	5,970,786
	IJM Corp. Berhad	5,666,500	10,057,441
	IJM Plantations Berhad	115,400	140,349
*	Insas Berhad	3,779,000	548,266
	Integrated Logistics Berhad	1,222,800	313,309
	IOI Corp. Berhad	1,852,500	4,260,305
	IOI Properties Berhad	13,600	41,958
*	Jaks Resources Berhad	3,438,000	764,725

14

	Jaya Tiasa Holdings Berhad	1,185,135	1,412,482
	Jerneh Asia Berhad	425,120	209,958
	K & N Kenanga Holdings Berhad	2,209,100	515,013
*	Karambunai Corp. Berhad	6,839,800	179,387
	Keck Seng (Malaysia) Berhad	1,663,400	2,433,689
	Kian Joo Can Factory Berhad	3,566,680	1,354,388
*	KIG Glass Industrial Berhad	260,000	2,407
	Kim Hin Industry Berhad	453,800	185,663
	Kim Loong Resources Berhad	232,000	274,986
	KLCC Property Holdings Berhad	5,492,000	5,150,864
	Knusford Berhad	153,300	52,046
	KPJ Healthcare Berhad	1,570,300	1,772,887
	KrisAssets Holdings Berhad	250,377	219,589
	KSL Holdings Berhad	189,466	67,803
	Kuala Lumpur Kepong Berhad	2,100,050	11,466,733
*	Kub Malaysia Berhad	6,829,000	905,921
	Kuchai Development Berhad	345,600	97,628
	Kulim Malaysia Berhad	2,050,825	5,765,352
*	Kumpulan Europlus Berhad	1,702,900	183,781
	Kumpulan Fima Berhad	585,100	83,970
*	Kumpulan Hartanah Selangor Berhad	520,000	109,050
	Kwantas Corp. Berhad	246,000	302,326
*	Land & General Berhad	14,757,000	1,571,348
	Landmarks Berhad	1,497,200	915,027
*	LBS Bina Group Berhad	1,607,000	198,207
	Leader Universal Holdings Berhad	6,643,033	1,712,466
	Leong Hup Holdings Berhad	1,469,800	527,000
*	Lien Hoe Corp. Berhad	1,997,150	101,516
*	Lion Corp Berhad	2,717,500	595,650
	Lion Diversified Holdings Berhad	1,682,500	654,312
	Lion Industries Corp. Berhad	4,734,381	4,193,865
	MAA Holdings Berhad	888,700	342,915
	Malaysia Building Society Berhad	419,000	170,754
*	Malaysian Airlines System Berhad	387,067	422,938
	Malaysian Bulk Carriers Berhad	1,712,725	2,176,514
	Malaysian Mosaics Berhad	354,240	108,671
*	Malaysian Resources Corp. Berhad	4,575,700	1,837,289
	Marco Holdings Berhad	1,710,000	58,041
	MBM Resources Berhad	487,533	434,505
*	Measat Global Berhad	377,500	174,667
	Mega First Corp. Berhad	1,101,700	434,787
	Melewar Industrial Group Berhad	1,294,300	373,643
	Merge Housing Berhad	58,952	10,588
	Metro Kajang Holdings Berhad	535,333	216,118
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	145,668
	MISC Berhad	285,000	836,046
	MK Land Holdings Berhad	6,778,500	742,816
	MMC Corp. Berhad	6,310,479	6,931,328
	MNRB Holdings Berhad	1,150,800	1,705,156
	MTD ACPI Engineering Berhad	2,193,100	628,712
	MTD Infraperdana Berhad	6,166,300	1,426,380

15

	Muda Holdings Berhad	706,000	180,871
	Muhibbah Engineering Berhad	748,000	556,271
	MUI Properties Berhad	1,314,000	75,031
*	Mulpha International Berhad	11,817,500	3,794,533
	Multi-Purpose Holdings Berhad	1,974,000	1,066,329
	MWE Holdings Berhad	458,000	135,116
*	Narra Industries Berhad	154,200	29,254
	NCB Holdings Berhad	2,381,700	2,410,306
	Negri Sembilan Oil Palms Berhad	167,600	242,158
	New Straits Times Press (Malaysia) Berhad	1,751,100	946,176
	NV Multi Corp. Berhad	671,800	153,254
	Nylex (Malaysia) Berhad	328,550	137,970
	OKS Property Holdings Berhad	373,356	91,051
	Oriental Holdings Berhad	3,021,116	5,502,679
	Oriental Interest Berhad	170,000	70,635
	OSK Holdings Berhad	5,309,618	2,917,903
	OSK Ventures Interantional Berhad	66,000	26,694
	P.I.E. Industrial Berhad	323,600	529,449
	Pacific & Orient Berhad	283,365	117,199
*	Pan Malaysia Cement Works Berhad	1,271,800	78,510
	Panasonic Manufacturing Malaysia Berhad	339,180	1,224,450
*	Paracorp Berhad	252,000	778
	Paramount Corp. Berhad	203,900	146,257
*	Parkson Holdings Berhad	2,519,790	4,745,249
	PBA Holdings Berhad	1,502,500	459,121
	Pelikan International Corp. Berhad	148,680	128,068
*	Permaju Industries Berhad	1,714,300	267,616
	Petronas Dagangan Berhad	970,900	2,411,641
	PJ Development Holdings Berhad	2,768,800	597,896
	PK Resources Berhad	5,300	1,273
	Pos Malaysia & Services Holdings Berhad	3,633,817	2,141,256
	PPB Group Berhad	6,909,466	24,338,466
*	Prime Utilities Berhad	46,000	3,450
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	75,945
*	Proton Holdings Berhad	3,652,500	3,765,360
*	Pulai Springs Berhad	159,800	57,459
*	Ramunia Holdings Berhad	2,434,780	1,171,617
	Ranhill Berhad	4,323,500	1,803,459
*	RB Land Holdings Berhad	742,900	483,503
	RHB Capital Berhad	3,940,800	6,142,560
*	Salcon Berhad	574,000	109,742
*	Sapura Resources Berhad	286,800	22,364
	Sarawak Energy Berhad	4,746,700	4,391,898
	Sarawak Oil Palms Berhad	195,910	365,707
	Scientex Inc. Berhad	645,048	248,909
	Scomi Group Berhad	2,390,000	612,332
	Selangor Dredging Berhad	1,312,700	282,848
	Shangri-La Hotels (Malaysia) Berhad	738,000	514,783
	Shell Refining Co. Federation of Malaysia Berhad	217,100	737,124
	SHL Consolidated Berhad	1,008,700	516,699
*	Silverstone Corp. Berhad	8,690	174

16

	Sime Darby Berhad	132	388
	Southern Acids (Malaysia) Berhad	44,000	23,530
	Southern Steel Berhad	865,300	908,210
	Store Corp. Berhad	124,630	117,863
	Subur Tiasa Holdings Berhad	460,530	449,314
	Sunrise Berhad	1,538,784	1,068,112
	Sunway City Berhad	2,358,700	2,255,800
*	Sunway Holdings Berhad	4,077,900	1,775,676
	Suria Capital Holdings Berhad	590,800	437,009
	TA Enterprise Berhad	10,119,100	3,435,994
	Tahp Group Berhad	27,000	28,806
*	Talam Corp. Berhad	5,944,350	385,233
	Tamco Corp. Holdings Berhad	219,500	23,378
	Tan Chong Motor Holdings Berhad	5,338,300	3,280,842
	TDM Berhad	1,059,200	718,659
*	Tebrau Teguh Berhad	2,520,000	512,702
	Tekala Corp. Berhad	337,700	78,203
	TH Group Berhad	1,975,800	417,787
*	Time Dotcom Berhad	8,911,700	1,097,954
	Tiong Nam Transport Holdings Berhad	171,500	41,578
	Tradewinds (Malaysia) Berhad	844,200	1,298,743
	TSR Capital Berhad	157,900	49,238
	UAC Berhad	77,398	92,320
	UEM World Berhad	3,852,300	4,068,361
	UMW Holdings Berhad	2,916,886	5,894,319
	Unico-Desa Plantations Berhad	4,011,228	1,275,111
	Unisem (M) Berhad	4,666,700	2,044,905
	United Malacca Rubber Estates Berhad	450,100	1,111,166
	United Plantations Berhad	678,200	2,884,872
*	Utama Banking Group Berhad	1,811,200	1,341,518
	Utusan Melayu (Malaysia) Berhad	449,500	131,711
	VS Industry Berhad	1,069,755	987,255
	Warisan TC Holdings Berhad	109,850	66,635
	WTK Holdings Berhad	2,299,250	1,731,679
	Yeo Hiap Seng (Malaysia) Berhad	355,320	184,698
	YTL Corp. Berhad	5,993,600	13,876,682
	YTL Power International Berhad	399,573	273,503
	Yu Neh Huat Berhad	2,169,400	1,459,431
	Zelan Berhad	1,937,000	1,589,952
TOTAL COMMON STOCKS			330,522,944

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	113,042
*	Malayan United Industries Berhad A2	1,526,067	103,622
TOTAL PREFERRED STOCKS			216,664

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	545,754
*	Jerneh Asia BHD	159,420	19,681
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,407

17

*	OSK Property Warrants 04/05/09	93,339	5,041
*	Salcon Berhad Warrants 05/17/14	143,500	17,827
*	Sarawak Oil Palms Warrants 2010	26,784	36,373
	Symphony House Berhad Warrants 2009	510,960	44,935
TOTAL RIGHTS/WARRANTS			671,018

TOTAL — MALAYSIA			331,410,626

MEXICO — (7.8%)
COMMON STOCKS — (7.8%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	44,316,976
	Cemex S.A.B. de C.V. Sponsored ADR	8,655,525	246,163,131
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	226,600	14,139,840
#	Consorcio ARA S.A.B. de C.V.	4,319,000	4,833,905
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	256,923
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	24,504,164
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	3,391,204
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,788
	Corporativo Fragua S.A.B. de C.V. Series B	70	878
*	Desc S.A. de C.V. Series B	2,072,467	1,807,437
*	Dine S.A.B. de C.V.	1,848,267	1,755,188
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	116,282
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,910,521
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,744,190
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,849
* #	Empresas ICA S.A.B. de C.V.	2,356,372	15,823,772
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	496,628	13,384,125
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	6,866,246
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	54,097,855
*	Gmd Resorts Sab de CV	41,400	48,101
*	Gruma S.A.B. de C.V. ADR	85,416	1,020,721
* #	Gruma S.A.B. de C.V. Series B	3,922,307	11,786,267
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	469,089	16,596,369
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,779,915
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	223,143	11,465,087
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	58,591,145
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,109,136
	Grupo Continental S.A.B. de C.V.	1,444,500	3,871,708
	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	43,857,347
	Grupo Gigante S.A.B. de C.V. Series B	324,076	606,090
	Grupo Herdez S.A.B. de C.V.	319,000	465,995
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,887,271
	Grupo Industrial Saltillo S.A.B. de C.V.	1,363,869	2,220,316
* #	Grupo Iusacell S.A.B. de C.V.	143,500	1,640,286
*	Grupo Mexicano de Desarrollo S.A.B. de CV	43,400	117,335
	Grupo Nutrisa S.A. de C.V.	428	498
	Grupo Posadas S.A. de C.V. Series L	356,000	575,930
*	Grupo Qumma S.A. de C.V. Series B	5,301	92
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,727,615	10,020,005
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	1,995,213
* #	Industrias CH S.A.B. de C.V. Series B	4,997,752	25,667,496

18

#	Industrias Penoles S.A.B. de C.V.	1,277,400	37,258,583
* #	Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	61,311,540
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	977
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,944
*	Savia S.A. de C.V.	3,457,285	268,014
#	Vitro S.A.B. de C.V.	3,272,886	5,956,064
#	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,792,589
TOTAL COMMON STOCKS			754,036,308

RIGHTS/WARRANTS — (0.0%)
*	Consorcio Hogar S.A. de C.V. Rights 06/14/08	707,031	34,933

TOTAL — MEXICO			754,071,241

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	A. Soriano Corp.	20,195,000	1,405,215
	Alaska Milk Corp.	7,953,000	945,052
*	Alsons Consolidated Resources, Inc.	16,904,000	228,768
*	Bacnotan Consolidated Industries, Inc.	2,341,817	656,979
	Banco de Oro- EPCI, Inc.	5,115,420	5,909,896
*	Belle Corp.	31,340,000	615,501
*	Benpres Holdings Corp.	560,000	28,424
	Cebu Holdings, Inc.	7,763,250	415,789
*	Digital Telecommunications Phils., Inc.	96,987,000	3,415,949
	DMCI Holdings, Inc.	5,724,000	863,348
*	Empire East Land Holdings, Inc.	24,860,000	329,639
*	Export & Industry Bank, Inc.	14,950	92
	Filinvest Development Corp.	6,763,500	457,322
*	Filinvest Land, Inc.	237,350,156	5,105,082
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,298,200	1,733,261
*	House of Investments, Inc.	700,000	31,020
	Megaworld Properties & Holdings, Inc.	96,696,600	4,339,285
	Metro Bank & Trust Co.	7,428,220	6,630,876
*	Mondragon International Philippines, Inc.	2,464,000	7,038
	Petron Corp.	22,111,000	2,580,644
*	Philippine National Bank	3,619,900	2,939,455
*	Philippine National Construction Corp.	398,900	44,661
*	Philippine Realty & Holdings Corp.	20,930,000	174,999
	Philippine Savings Bank	1,232,313	1,196,536
*	Prime Media Holdings, Inc.	409,000	3,972
*	Prime Orion Philippines, Inc.	13,400,000	114,147
*	RFM Corp.	4,976,400	50,086
	Rizal Commercial Banking Corp.	1,165,699	486,837
	Robinson’s Land Corp. Series B	6,157,700	1,479,840
	Security Bank Corp.	2,136,110	2,980,428
	Semirara Mining Corp.	141,700	162,099
	Shang Properties, Inc.	614,285	25,024
	SM Development Corp.	29,035,248	1,460,313
*	Solid Group, Inc.	19,668,000	251,664

19

	Union Bank of the Philippines	821,942	657,862
	Universal Robina Corp.	18,561,345	5,627,007

TOTAL — PHILIPPINES			53,354,110

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	478,834	7,762,008
*	Amica Wronki SA	174,355	1,264,791
	Asseco Poland SA	403,058	11,697,267
	Bank Millennium SA	5,515,278	21,954,433
	Bank Pekao SA	41,481	3,605,690
*	Bank Przemyslowo Handlowy BPH SA	31,412	1,156,507
*	Bioton SA	8,166,578	2,593,525
*	Boryszew SA	268,708	685,698
*	Budimex SA	100,539	3,791,346
*	Ciech SA	22,407	834,853
	Debica SA	107,266	4,304,088
*	Echo Investment SA	1,181,359	3,513,468
	Elektrobudowa SA	29,635	2,684,629
	Fabryki Mebli Forte SA	70,159	279,859
*	Farmacol SA	3,734	64,074
*	Ferrum SA	4,233	17,626
	Grupa Kety SA	107,026	5,353,707
	Grupa Lotos SA	839,119	12,937,208
	Impexmetal SA	6,026,700	9,604,293
	Kredyt Bank SA	317,313	2,879,816
*	Kroscienskie Huty Szkla Krosno SA	63,425	60,287
*	Lentex SA	158,570	1,289,674
*	MNI SA	326,495	451,387
*	Mondi Packaging Paper Swiecie SA	3,774	89,320
*	Mostostal Export SA	879,352	1,681,525
*	Mostostal Warszawa SA	351,006	9,701,925
*	Mostostal Zabrze Holding SA	350,940	1,374,157
*	Netia Holdings SA	3,441,202	5,252,293
*	Opoczno SA	8,902	139,212
	Orbis SA	668,253	16,613,732
*	Polnord SA	45,920	1,871,973
*	Polski Koncern Miesny Duda SA	250,886	612,974
*	Polski Koncern Naftowy Orlen SA	5,310,008	97,993,808
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	4,382	69,457
*	Raciborska Fabryka Kotlow SA	1,167,888	5,656,705
*	Stalexport SA	733,603	918,138
	Ster-Projekt SA	202,124	620,314
	Sygnity SA	71,024	692,527
*	Synthos SA	2,898,040	1,333,104
	Zelmer SA	3,000	71,846

TOTAL — POLAND			243,479,244

20

SOUTH AFRICA — (8.4%)
COMMON STOCKS — (8.4%)
	ABSA Group, Ltd.	2,353,362	26,435,153
	Advtech, Ltd.	620,958	342,824
	Aeci, Ltd.	1,334,024	11,929,002
	Afgri, Ltd.	2,326,794	2,132,582
	African Bank Investments, Ltd.	3,484,415	11,204,477
	African Rainbow Minerals, Ltd.	1,544,126	60,864,513
*	AG Industries, Ltd.	1,340,058	246,426
	Allied Electronics Corp., Ltd.	543,185	3,065,926
	Amalgamated Appliance Holdings, Ltd.	1,148,822	279,926
	ArcelorMittal South Africa, Ltd.	1,994,145	65,407,340
	Argent Industrial, Ltd.	927,027	1,953,958
	AST Group, Ltd.	968,701	145,151
	Aveng, Ltd.	2,632,366	22,533,829
	AVI, Ltd.	3,477,686	6,680,652
	Avusa, Ltd.	391,810	695,844
*	Avusa, Ltd.	391,810	1,215,194
	Barloworld, Ltd.	2,022,480	27,343,831
	Bell Equipment, Ltd.	374,930	1,725,424
	Business Connexion Group	465,381	327,327
	Capitec Bank Holdings, Ltd.	143,752	576,314
	Caxton & CTP Publishers & Printers, Ltd.	2,238,205	3,687,886
	City Lodge Hotels, Ltd.	6,227	60,214
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	7,140,633
	Datacentrix Holdings, Ltd.	603,757	316,228
*	Delta Electrical Industries, Ltd.	234,340	285,195
	Dimension Data Holdings P.L.C.	3,977,377	4,123,524
	Distell Group, Ltd.	680,989	4,653,848
	Dorbyl, Ltd.	184,041	192,641
*	Durban Roodeport Deep, Ltd.	194,447	157,364
*	Enaleni Pharmaceuticals, Ltd.	1,656,967	620,271
	Enviroserv Holdings, Ltd.	259,484	418,107
*	Eqstra Holdings, Ltd.	829,977	1,472,509
	Exxaro Resources, Ltd.	80,503	1,663,800
*	Freeworld Coatings, Ltd.	2,119,859	2,511,210
#	Gold Fields, Ltd.	183,112	2,362,770
	Gold Fields, Ltd. Sponsored ADR	5,529,035	71,490,422
	Gold Reef Resorts, Ltd.	344,218	836,632
	Grindrod, Ltd.	1,298,695	4,519,660
	Group Five, Ltd.	182,543	1,259,970
*	Harmony Gold Mining Co., Ltd.	3,183,494	37,904,967
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	5,060,118
*	Highveld Steel & Vanadilum Corp., Ltd.	268,788	6,312,496
	Hudaco Industries, Ltd.	117,393	1,233,440
#	Hulamin, Ltd.	757,380	2,324,668
	Iliad Africa, Ltd.	76,658	100,096
	Illovo Sugar, Ltd.	497,655	2,020,871
	Imperial Holdings, Ltd.	829,977	5,774,352
	Investec, Ltd.	1,125,335	7,844,130
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	4,397,767
*	Johnnic Holdings, Ltd.	44,772	70,028

21

	Kap International Holdings, Ltd.	1,207,660	396,931
	Lewis Group, Ltd.	930,772	4,221,680
	Liberty Group, Ltd.	1,566,347	15,024,929
*	M Cubed Holdings, Ltd.	1,850,526	48,639
	Medi-Clinic Corp., Ltd.	1,032,627	2,582,208
*	Merafe Resources, Ltd.	9,817,457	4,899,436
	Metair Investments, Ltd.	1,084,560	1,788,474
*	Metorex, Ltd.	411,846	1,298,404
	Metropolitan Holdings, Ltd.	7,756,480	12,582,137
	Mondi, Ltd.	400,351	3,075,331
	Murray & Roberts Holdings, Ltd.	1,479,104	17,078,898
	Mustek, Ltd.	520,141	253,781
	Mvelaphanda Group, Ltd.	3,564,018	3,467,905
	Nampak, Ltd.	4,925,966	8,873,309
	Naspers, Ltd. Series N	78,824	1,839,623
	Nedbank Group, Ltd.	2,424,600	31,737,039
	New Clicks Holdings, Ltd.	2,651,056	4,916,379
#	Northam Platinum, Ltd.	746,149	6,714,892
	Nu-World Holdings, Ltd.	158,299	336,350
	Oceana Group, Ltd.	482,566	1,357,669
	Omnia Holdings, Ltd.	405,946	4,055,631
	Palabora Mining Co., Ltd.	69,265	1,381,883
	Peregrine Holdings, Ltd.	665,741	1,102,138
	Pretoria Portland Cement Co., Ltd.	2,927,992	13,635,779
*	Product Co.	130,947	—
	PSG Group, Ltd.	686,911	1,824,862
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	61,300
	Sanlam, Ltd.	28,259,449	71,571,982
	Sappi, Ltd.	1,311,653	18,790,901
	Sappi, Ltd. Sponsored ADR	602,200	8,599,416
	Sasol, Ltd. Sponsored ADR	1,309,923	82,394,157
	Spur Corp., Ltd.	171,875	159,247
#	Steinhoff International Holdings, Ltd.	9,195,876	23,635,434
	Sun International, Ltd.	139,784	1,632,039
	Super Group, Ltd.	2,030,145	1,403,137
	Telkom South Africa, Ltd.	1,022,486	18,399,802
#	Telkom South Africa, Ltd. Sponsored ADR	5,288	381,529
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	721,298	8,707,564
	Trans Hex Group, Ltd.	509,906	602,494
	Trencor, Ltd.	1,097,706	4,042,855
	UCS Group, Ltd.	1,309,466	446,823
*	Value Group, Ltd.	874,662	260,023

TOTAL — SOUTH AFRICA			811,504,520

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
#	Aekyung Petrochemical Co., Ltd.	19,060	655,146
* #	Anam Electronics Co., Ltd.	24,280	132,341
#	Asia Cement Manufacturing Co., Ltd.	12,968	806,253

22

	Asia Paper Manufacturing Co., Ltd.	34,410	369,333
	AUK Corp.	40,090	98,500
#	Bing Grae Co., Ltd.	29,190	1,034,475
#	BNG Steel Co., Ltd	41,370	466,265
#	Bohae Brewery Co., Ltd.	8,830	171,549
	Boo Kook Securities Co., Ltd.	27,705	691,724
#	Boryung Pharmaceutical Co., Ltd.	10,796	523,913
	BYC Co., Ltd.	810	162,133
	Byuck San Corp.	10,472	163,283
#	Byuck San Engineering and Construction Co., Ltd.	87,860	494,937
#	Cambridge Members Co., Ltd.	8,070	115,273
#	Cheil Industrial, Inc.	95,804	4,950,536
	Cho Kwang Leather Co., Ltd.	13,660	98,121
	Cho Kwang Paint Co., Ltd.	24,260	58,187
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	104,920
	Chon Bang Co., Ltd.	2,520	88,332
	Choongwae Pharmaceutical Corp.	17,940	316,927
	Chosun Refractories Co., Ltd.	10,390	971,750
#	Chungho Comnet Co., Ltd.	20,090	390,298
*	CJ Cheiljedang Corp.	505	130,727
*	CJ Corp.	72,352	5,092,811
* #	Comtec Systems Co., Ltd.	75,460	139,259
*	Cosmochemical Co., Ltd.	47,640	409,519
#	Crown Confectionery Co., Ltd.	1,670	128,203
	Dae Chang Industrial Co., Ltd.	257,400	186,300
	Dae Dong Industrial Co., Ltd.	17,320	334,997
	Dae Hyun Co., Ltd.	192,600	137,465
#	Dae Sang Corp.	110,202	1,209,750
#	Dae Won Kang Up Co., Ltd.	238,400	493,566
* #	Dae Young Packaging Co., Ltd.	388,976	156,785
#	Daeduck Electronics Co., Ltd.	157,570	726,795
#	Daeduck Industries Co., Ltd.	61,130	452,954
	Daegu Bank Co., Ltd.	353,602	5,220,471
#	Daehan Flour Mills Co., Ltd.	5,955	1,121,481
*	Daehan Pulp Co., Ltd.	15,051	46,956
	Daehan Synthetic Fiber Co., Ltd.	5,193	625,271
#	Daekyo Co., Ltd.	34,648	2,371,668
#	Daelim Industrial Co., Ltd.	96,827	11,621,157
	Daelim Trading Co., Ltd.	31,734	147,353
	Daesang Farmsco Co., Ltd.	42,230	75,419
#	Daesang Holdings Co., Ltd.	33,096	159,737
#	Daesung Industrial Co., Ltd.	8,895	1,292,112
* #	Daewon Cable Co., Ltd.	13,570	125,676
	Daewon Pharmaceutical Co., Ltd.	39,180	178,037
*	Daewoo Electronic Components Co., Ltd.	281,540	121,657
#	Daewoo Motor Sales Corp.	97,400	2,905,035
	Daewoong Co., Ltd.	14,890	506,268
	Dahaam E-Tec Co., Ltd.	5,985	185,888
#	Daishin Securities Co., Ltd.	248,481	4,793,053
#	Daiyang Metal Co., Ltd.	77,290	381,612
#	Daou Technology, Inc.	98,850	713,698
	DC Chemical Co., Ltd.	1,370	523,045

23

#	DI Corp.	101,890	206,900
	Digital Power Communications Co., Ltd.	113,840	210,293
	Dong Ah Tire Industrial Co., Ltd.	51,594	480,895
*	Dong Hai Pulp Co., Ltd.	6,457	78,116
	Dong IL Rubber Belt Co., Ltd.	39,459	108,047
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	635,466
* #	Dong Won Co., Ltd.	14,220	193,252
	Dongbang Agro Co., Ltd.	53,610	347,752
	Dongbang Transport Logistics Co., Ltd.	51,750	296,085
#	Dongbu Corp.	73,520	1,585,775
* #	Dongbu HiTek Co., Ltd.	104,044	857,265
#	Dongbu Securities Co., Ltd.	75,776	603,787
#	Dongbu Steel Co., Ltd.	92,198	1,316,264
	Dong-Il Corp.	6,223	477,592
	Dongkook Industrial Co., Ltd.	16,200	75,042
	Dongkuk Steel Mill Co., Ltd.	176,412	8,031,237
	Dongsu Industrial Co., Ltd.	27,140	461,094
	Dongsung Chemical Co., Ltd.	1,858	25,704
*	Dongsung Holdings Co., Ltd.	7,671	98,450
	Dongsung Pharmaceutical Co., Ltd.	18,510	161,635
#	Dongwon F&B Co., Ltd.	10,026	412,846
	Dongwon Industries Co., Ltd.	7,116	905,123
	Dongyang Engineering & Construction Corp.	6,597	265,533
	Dongyang Express Bus Corp.	3,729	98,282
#	Dongyang Mechatronics Corp.	46,027	350,970
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	176,093
	DPI Co., Ltd.	22,738	180,992
	Duck Yang Industry Co., Ltd.	4,000	39,252
#	Ducsung Co., Ltd.	45,260	114,761
* #	Eagon Industrial Co., Ltd.	11,400	194,963
*	En Paper Manufacturing Co., Ltd.	46,660	141,459
	Enex Co., Ltd.	59,600	68,817
	e-Starco Co., Ltd.	170,050	135,373
#	F&F Co., Ltd.	62,660	297,017
	Feelux Co., Ltd.	95,500	142,366
* #	First Fire & Marine Insurance Co., Ltd.	28,830	429,956
#	Fursys, Inc.	29,120	716,368
	Gaon Cable Co., Ltd.	12,730	469,199
	GIIR, Inc.	31,610	278,412
#	Global & Yuasa Battery Co., Ltd.	53,100	1,288,687
	Green Cross Corp.	10,540	885,276
#	GS Holdings Corp.	285,000	13,289,387
#	Hae In Co., Ltd.	55,050	206,397
#	Halla Climate Control Corp.	90,050	961,868
#	Halla Engineering & Construction Corp.	38,260	1,261,309
* #	Han All Pharmaceutical Co., Ltd.	79,410	270,145
#	Han Kuk Carbon Co., Ltd.	25,070	168,997
#	Han Yang Securities Co., Ltd.	41,750	856,073
	Hana Financial Group, Inc.	463,203	19,344,331
	Handok Pharmaceuticals Co., Ltd.	18,150	317,109
#	Handsome Corp.	110,990	1,363,281
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,219,131

24

#	Hanil Construction Co., Ltd.	38,025	496,154
	Hanil E-Wha Co., Ltd.	135,210	313,999
	Hanil Iron & Steel Co., Ltd.	1,815	59,072
	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	5,881,102
* #	Hanjin Heavy Industry Co., Ltd.	91,460	2,656,454
#	Hanjin Shipping Co., Ltd.	270,360	12,332,237
#	Hanjin Transportation Co., Ltd.	38,000	1,439,664
	Hankook Cosmetics Co., Ltd.	110,860	423,647
	Hankook Shell Oil Co., Ltd.	1,880	174,308
#	Hankook Tire Manufacturing Co., Ltd.	335,120	4,818,009
#	Hankuk Glass Industries, Inc.	29,050	827,650
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	642,446
	Hansae Co., Ltd.	43,890	173,083
#	Hanshin Construction Co., Ltd.	24,880	628,123
#	Hansol Chemical Co., Ltd.	35,837	372,411
* #	Hansol Paper Co., Ltd.	158,874	2,060,984
#	Hanssem Co., Ltd.	60,410	495,701
*	Hansung Enterprise Co., Ltd.	9,410	52,151
#	Hanwha Chemical Corp.	267,600	3,235,733
#	Hanwha Securities Co., Ltd.	186,168	1,736,933
	Hanwha Timeworld Co., Ltd.	9,000	124,072
* #	Heavy Industries	59,460	315,794
	Heung-A Shipping Co., Ltd.	63,680	196,100
#	Honam Petrochemical Corp.	64,915	5,562,185
#	Hotel Shilla Co., Ltd.	67,520	1,561,012
	HS R&A Co., Ltd.	12,680	125,628
#	Huchems Fine Chemical Corp.	38,970	989,380
* #	Huneed Technologies	9,003	53,482
#	Husteel Co., Ltd.	22,160	490,819
#	Hwa Sung Industrial Co., Ltd.	44,200	495,846
	Hwacheon Machine Tool Co., Ltd.	2,050	99,190
	Hwacheon Machinery Works Co., Ltd.	4,490	79,806
	Hwashin Co., Ltd.	59,700	173,404
* #	Hynix Semiconductor, Inc.	269,028	8,100,440
#	Hyosung T & C Co., Ltd.	124,047	9,493,294
	Hyundai Cement Co., Ltd.	17,245	623,588
#	Hyundai Department Store H & S Co., Ltd.	21,786	1,849,608
#	Hyundai DSF Co., Ltd.	38,700	424,917
#	Hyundai Elevator Co., Ltd.	22,090	2,070,337
#	Hyundai Hysco	270,550	3,021,446
#	Hyundai Merchant Marine Co., Ltd.	139,351	4,981,411
	Hyundai Mobis	3,297	293,838
#	Hyundai Motor Co., Ltd.	764,050	62,326,585
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	413,513
#	Hyundai Securities Co., Ltd.	472,919	6,273,485
#	Hyundai Steel Co.	238,900	19,203,672
#	Il Dong Pharmaceutical Co., Ltd.	20,084	759,267
	Il Sung Construction Co., Ltd.	7,660	69,617
	Iljin Diamond Co., Ltd.	11,368	155,101
*	Iljin Display Co., Ltd.	14,591	165,876
	Ilshin Spinning Co., Ltd.	5,070	354,011
#	Ilsung Pharmaceutical Co., Ltd.	9,060	914,751

25

#	InziControls Co., Ltd.	27,640	135,636
#	ISU Chemical Co., Ltd.	19,790	224,015
#	IsuPetasys Co., Ltd.	116,640	154,054
#	Jahwa Electronics Co., Ltd.	69,130	516,215
	Jeil Mutual Savings Bank	40,900	241,454
	Jeil Pharmaceutical Co.	33,420	352,294
#	Jeonbuk Bank, Ltd.	170,944	1,261,900
*	Jinro, Ltd.	57	17,781
* #	Joongang Construction Co., Ltd.	20,550	341,189
#	K.C. Tech Co., Ltd.	82,240	551,468
#	KCC Corp.	29,050	14,093,878
	KCTC	6,030	136,438
#	Keangnam Enterprises, Ltd.	53,600	1,484,097
* #	KEC Corp.	116,249	158,012
#	KEC Holdings Co., Ltd.	38,749	66,233
	Keyang Electric Machinery Co., Ltd.	187,450	518,002
* #	KG Chemical Corp.	36,983	398,985
* #	Kia Motors Corp.	931,590	11,038,517
#	KISWIRE, Ltd.	38,524	1,706,147
	Kodenshi Korea Corp.	64,590	163,724
	Kolon Engineering & Construction Co., Ltd.	63,270	750,027
* #	Kolon Industries, Inc.	70,909	2,366,284
	Kookmin Bank Sponsored ADR	748,139	46,721,281
#	Korea Cast Iron Pipe Co., Ltd.	63,778	353,612
* #	Korea Circuit Co., Ltd.	57,220	229,463
#	Korea Development Co., Ltd.	40,490	644,983
#	Korea Development Leasing Corp.	12,762	546,511
#	Korea Electric Terminal Co., Ltd.	42,160	976,459
	Korea Exchange Bank	482,380	7,191,686
#	Korea Export Packing Industries Co., Ltd.	5,420	60,005
	Korea Fine Chemical Co., Ltd.	6,795	514,938
	Korea Flange Co., Ltd.	18,630	251,518
#	Korea Investment Holdings Co., Ltd.	167,096	7,672,060
#	Korea Iron & Steel Co., Ltd.	38,530	3,405,645
* #	Korea Kolmar Co., Ltd.	20,300	73,870
#	Korea Komho Petrochemical Co., Ltd.	48,369	2,295,523
	Korea Line Corp.	1,718	340,586
#	Korea Mutual Savings Bank	18,280	497,018
#	Korea Petrochemical Industry Co., Ltd.	25,400	1,116,332
#	Korea Polyol Co., Ltd.	9,632	515,573
	Korea Zinc Co., Ltd.	35,825	4,576,043
	Korean Air Co., Ltd.	205,694	10,492,464
#	Korean Air Terminal Service Co., Ltd.	10,970	526,776
* #	Korean French Banking Corp.	167,590	251,570
* #	KP Chemical Corp.	304,576	2,551,164
#	KPC Holdings Corp.	7,249	388,733
*	KT Freetel, Ltd.	458,000	12,899,599
* #	KTB Network, Ltd.	129,810	1,101,113
#	Kukdo Chemical Co., Ltd.	15,960	396,075
*	Kukdong Corp.	32,500	40,913
	Kukje Pharm Ind. Co., Ltd.	31,387	101,256
#	Kumho Electronics Co., Ltd.	10,929	389,634

26

#	Kumho Industrial Co., Ltd.	74,975	2,360,780
#	Kumho Tire Co., Inc.	286,360	2,835,068
#	Kumkang Industrial Co., Ltd.	11,170	172,223
	Kunsul Chemical Industrial Co., Ltd.	22,480	370,982
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	965,615
* #	Kwang Myung Electric Engineering Co., Ltd.	102,680	137,833
	Kyeryong Construction Industrial Co., Ltd.	26,510	939,693
* #	Kyobo Securities Co., Ltd.	67,440	1,474,626
	Kyung Dong Navien Co., Ltd.	3,450	82,259
*	Kyung Nong Corp.	60,670	274,305
* #	Kyungbang Co., Ltd.	2,312	336,367
	Lee Ku Industrial Co., Ltd.	60,490	79,860
	LG Chemical, Ltd.	199,708	18,995,817
	LG Corp.	8,397	656,660
	LG Dacom Corp.	205,210	4,186,127
	LG Electronics, Inc.	108,628	15,092,175
#	LG Fashion Corp.	50,470	1,455,627
#	LG International Corp.	82,553	1,612,006
#	LG Phillips LCD Co., Ltd.	444,000	19,596,844
	Lotte Chilsung Beverage Co., Ltd.	3,110	3,139,450
#	Lotte Confectionary Co., Ltd.	3,827	4,307,606
* #	Lotte Midopa Co., Ltd.	40,140	467,828
#	Lotte Sam Kang Co., Ltd.	4,440	852,454
*	Lotte Shopping Co., Ltd.	34,405	11,589,672
#	LS Cable, Ltd.	67,340	6,385,413
*	Maniker Co., Ltd.	247,030	202,794
#	Meritz Securities Co., Ltd.	163,667	1,318,469
	Mi Chang Oil Industrial Co., Ltd.	3,650	119,092
	MonAmi Co., Ltd.	9,490	106,450
#	Moorim Paper Co., Ltd.	57,710	576,271
	Motonic Corp.	6,400	54,467
#	Namhae Chemical Corp.	70,640	1,982,633
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	1,876,901
*	Namsun Aluminum Co., Ltd.	14,470	92,253
#	Namyang Dairy Products Co., Ltd.	2,133	1,678,195
	Nasan Co., Ltd.	96,540	224,472
	Nexen Corp.	5,680	187,573
#	Nexen Tire Corp.	375,930	1,244,207
#	NH Investment & Securities Co., Ltd.	134,431	1,218,691
	Nong Shim Co., Ltd.	15,130	2,649,490
#	Nong Shim Holdings Co., Ltd.	7,060	476,419
	Noroo Paint Co., Ltd.	37,899	156,673
#	Ottogi Corp.	10,309	1,540,890
	Pacific Corp.	14,139	1,688,865
#	Pacific Pharmaceutical Co., Ltd.	3,840	120,072
	Pang Rim Co., Ltd.	15,040	319,945
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
#	PaperCorea, Inc.	19,552	146,444
#	Pohang Coated Steel Co., Ltd.	17,630	545,212
#	Poong Lim Industrial Co., Ltd.	74,350	543,756
#	Poong San Corp.	123,590	2,040,698

27

	POSCO	420	229,555
	POSCO ADR	1,060,011	144,850,503
#	Pulmuone Co., Ltd.	15,710	746,582
	Pum Yang Construction Co., Ltd.	21,917	395,826
	Pusan Bank	431,650	6,268,618
#	Pusan City Gas Co., Ltd.	37,100	824,992
*	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	62,332
* #	Pyung Hwa Holdings Co., Ltd.	17,030	41,334
#	Pyung Hwa Industrial Co., Ltd.	42,488	154,718
#	S&T Corp.	22,524	499,054
#	S&T Dynamics Co., Ltd.	138,204	1,624,762
* #	Saehan Industries, Inc.	162,470	1,374,949
* #	Saehan Media Corp.	38,923	145,316
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	651,805
	Sam Whan Camus Co., Ltd.	9,400	121,068
	Sam Yung Trading Co., Ltd.	13,840	59,616
#	Sambu Construction Co., Ltd.	23,868	1,182,221
#	Samho International Co., Ltd.	12,120	220,161
	Samhwa Crown and Closure Co., Ltd.	3,100	61,243
	Samhwa Paints Industrial Co., Ltd.	48,610	161,436
* #	Samick Musical Instruments Co., Ltd.	621,710	561,717
*	Samsung Climate Control Co., Ltd.	11,990	88,027
#	Samsung Corp.	632,820	42,237,275
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,640,698
*	Samsung Electronics Co., Ltd. ADR	52,988	19,059,323
#	Samsung Fine Chemicals Co., Ltd.	89,080	4,368,769
* #	Samsung SDI Co., Ltd.	166,550	12,893,010
#	Samwhan Corp.	40,500	932,254
#	Samyang Corp.	35,236	1,751,525
#	Samyang Genex Co., Ltd.	9,472	633,305
	Samyang Tongsang Co., Ltd.	8,060	270,061
*	Samyoung Chemical Co., Ltd.	2,820	23,656
#	Samyoung Electronics Co., Ltd.	60,530	635,056
* #	SandT Corp	5,166	439,357
	SAVEZONE I&C Corp.	166,200	399,031
#	SC Engineering Co., Ltd.	34,640	185,837
#	Seah Besteel Corp.	100,300	2,066,145
	SEAH Holdings Corp.	11,305	1,301,047
#	SEAH Steel Corp.	15,165	934,055
#	Sebang Co., Ltd.	80,550	1,177,481
	Sejong Industrial Co., Ltd.	101,600	537,848
#	Seondo Electric Co., Ltd.	35,800	103,380
#	Seoul Securities Co., Ltd.	683,569	986,524
*	SGWICUS Corp.	20,530	54,321
*	SH Chemical Co., Ltd.	449,400	406,007
#	Shin Heung Securities Co., Ltd.	28,003	844,805
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	243,742
#	Shin Young Securities Co., Ltd.	26,040	1,263,440
	Shin Young Wacoal, Inc.	273	36,583
*	Shinhan Engineering & Construction Co., Ltd.	18,180	321,360
	Shinhan Financial Group Co., Ltd.	91,506	4,585,784
#	Shinhan Financial Group Co., Ltd. ADR	59,711	6,005,135

28

	Shinpoong Pharmaceutical Co., Ltd.	13,200	301,439
#	Shinsegae Engineering & Construction Co., Ltd.	8,470	267,342
	Shinsung Engineering & Construction Co., Ltd.	39,449	240,870
#	Shinsung Engineering Co., Ltd.	108,470	817,305
*	Shinsung Tongsang Co., Ltd.	34,250	126,423
	Silla Trading Co., Ltd.	18,890	338,835
#	Sindo Ricoh Co., Ltd.	30,451	2,025,318
	SJM Co., Ltd.	60,580	347,713
	SK Co., Ltd.	159,446	25,085,534
	SK Energy Co., Ltd.	230,735	28,708,680
#	SK Gas Co., Ltd.	26,930	2,009,063
#	SKC Co., Ltd.	114,410	2,478,477
	SL Corp.	33,210	223,067
*	Songwon Industrial Co., Ltd.	45,480	216,277
#	Soosan Heavy Industries Co., Ltd.	90,730	108,952
* #	Ssangyong Cement Industry Co., Ltd.	244,156	2,642,627
* #	Ssangyong Motor Co.	494,170	2,277,357
	Suheung Capsule Co., Ltd.	52,170	333,889
	Sung Bo Chemicals Co., Ltd.	4,130	156,208
#	Sung Chang Enterprise Co., Ltd.	20,760	428,415
* #	Sung Shin Cement Co., Ltd.	60,720	619,391
#	Sungjee Construction Co., Ltd.	28,480	545,284
#	Sungwon Corp.	69,880	841,875
	Sunjin Co., Ltd.	7,650	211,765
#	Sunkyong Securities Co., Ltd.	384,280	1,068,251
#	Tae Kwang Industrial Co., Ltd.	3,447	3,048,525
#	Tae Kyung Industrial Co., Ltd.	92,200	548,767
#	Taegu Department Store Co., Ltd.	52,221	709,883
#	Taeyoung Engineering & Construction	242,600	2,193,891
#	Tai Han Electric Wire Co., Ltd.	146,747	6,487,730
	Tai Lim Packaging Industries Co., Ltd.	134,200	138,118
*	Taihan Textile Co., Ltd.	836	33,950
#	Telcoware Co., Ltd.	36,000	277,907
*	The Will-Bes & Co., Ltd.	44,310	182,657
*	Tong Kook Corp.	607	921
#	Tong Yang Moolsan Co., Ltd.	12,890	162,197
* #	TRYBRANDS, Inc.	87,000	443,425
#	TS Corp.	11,001	655,991
#	Unid Co., Ltd.	32,400	1,258,306
*	Unimo Technology Co., Ltd.	46,890	44,866
* #	Union Steel Manufacturing Co., Ltd.	29,697	833,413
	Wiscom Co., Ltd.	32,980	130,619
#	Woongjin.Com Co., Ltd.	54,380	1,265,193
#	Woori Financial Co., Ltd.	53,950	602,494
#	Woori Investment & Securities Co., Ltd.	333,310	7,076,670
	WooSung Feed Co., Ltd.	101,890	175,070
#	YESCO Co., Ltd.	16,050	554,538
#	Yoosung Enterprise Co., Ltd.	106,520	402,160
#	Youlchon Chemical Co., Ltd.	82,970	541,638
*	Young Poong Mining & Construction Corp.	18,030	963
	Youngbo Chemical Co., Ltd.	33,000	80,272
	Youngone Corp.	178,660	1,630,657

29

#	Youngpoong Corp.	4,467	2,041,846
#	YuHwa Securities Co., Ltd.	28,680	594,703
* #	Yuyang Telecom Co., Ltd.	11,200	97,665
*	Zinus, Inc.	9,330	6,793
TOTAL COMMON STOCKS			927,842,490

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	85,632	280,992

TOTAL — SOUTH KOREA			928,123,482

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	2,303,429	929,095
*	Abocom Systems, Inc.	340,752	187,186
*	Acbel Polytech, Inc.	2,796,040	1,409,475
*	Accton Technology Corp.	2,528,000	1,157,678
	Allis Electric Co., Ltd.	749,320	257,468
	Ampoc Far East Co., Ltd.	727,200	315,856
	Amtran Technology Co., Ltd.	1,790,361	1,572,101
*	Apex Science & Engineering Corp.	496,000	145,875
*	Arima Computer Corp.	6,912,000	1,152,328
	Asia Cement Corp.	10,533,365	19,591,585
	Asia Chemical Corp.	1,756,000	1,004,474
	Asia Polymer Corp.	1,576,489	1,494,453
*	Asia Vital Components Co., Ltd.	1,133,322	901,572
	AU Optronics Corp.	3,785,317	7,256,297
	Audix Co., Ltd.	811,000	642,884
	Aurora Corp.	548,403	515,000
	Aurora Systems Corp.	281,000	214,254
	Avision, Inc.	1,353,982	750,677
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,953,451
*	Behavior Tech Computer Corp.	884,716	346,726
*	Bes Engineering Corp.	9,541,443	3,265,677
	Biostar Microtech International Corp.	458,265	250,571
	C Sun Manufacturing, Ltd.	212,736	126,633
*	Carnival Industrial Corp.	2,482,000	793,221
	Cathay Chemical Works, Inc.	857,000	403,196
	Cathay Real Estate Development Co., Ltd.	8,230,421	5,665,574
	Central Reinsurance Co., Ltd.	2,340,744	1,421,756
	Chain Qui Development Co., Ltd.	272,173	356,388
	Champion Building Materials Co., Ltd.	1,987,538	1,158,847
	Chang Hwa Commercial Bank	40,421,459	32,867,821
*	Chang-Ho Fibre Corp.	192,000	81,810
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	777,839
	Cheng Loong Corp.	7,053,480	2,785,545
	Chenming Mold Industrial Corp.	762,348	283,515
	Chi Mei Optoelectronic Corp.	28,881,840	39,421,466
*	Chia Her Industrial Co., Ltd.	2,263,340	219,080
*	Chia Hsin Cement Corp.	3,768,000	3,225,140
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	64,875

30

*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	743,248
*	Chien Tai Cement Co., Ltd.	238	14
	Chilisin Electronics Corp.	165,000	88,755
	China Airlines	17,623,952	9,223,918
	China Chemical & Pharmaceutical Co.	1,877,264	1,143,335
	China Development Financial Holding Corp.	82,399,056	35,120,622
	China Electric Manufacturing Co., Ltd.	2,529,200	1,489,976
*	China General Plastics Corp.	2,402,000	1,126,211
	China Glaze Co., Ltd.	875,945	351,814
*	China Man-Made Fiber Co., Ltd.	8,736,813	3,033,483
	China Motor Co., Ltd.	6,106,749	4,793,372
*	China Petrochemical Development Corp.	12,493,000	7,588,261
*	China Rebar Co., Ltd.	439,188	65,296
	China Steel Structure Co., Ltd.	498,219	439,520
	China Synthetic Rubber Corp.	2,189,890	2,851,470
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	536,021
*	Chinatrust Financial Holdings Co., Ltd.	38,505,809	39,302,928
	Ching Feng Home Fashions Industries Co., Ltd.	964,190	763,184
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,826,797
	Chun Yu Works & Co., Ltd.	1,800,000	731,439
	Chun Yuan Steel Industrial Co., Ltd.	3,336,026	1,763,653
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,205,098
	Chung Hwa Pulp Corp.	3,513,419	2,763,345
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	51,320,045	17,225,705
*	Clevo Co.	2,445,029	4,049,250
*	CMC Magnetics Corp.	24,065,000	8,080,124
	Collins Co., Ltd.	2,528,319	1,081,877
	Compal Electronics, Inc.	2,278,232	2,534,015
	Compeq Manufacturing Co., Ltd.	7,890,000	3,026,633
*	Compex International Co. Ltd.	46,400	305
	Continental Engineering Corp.	5,696,848	4,186,844
*	Cosmos Bank Taiwan	6,220,200	581,790
	CTCI Corp.	2,762,786	2,374,525
	CX Technology Co., Ltd.	82,728	47,396
	Cyntec Co., Ltd.	26,655	40,936
	Da-Cin Construction Co., Ltd.	1,684,579	1,389,703
*	Delpha Construction Co., Ltd.	1,684,044	500,174
*	Der Pao Construction Co., Ltd.	1,139,000	30,721
	Diamond Flower Electric Instrument Co., Ltd.	67,916	165,670
*	E.Sun Financial Holding Co., Ltd.	14,657,000	8,273,698
	Eastern Media International	8,164,235	3,251,057
	Eclat Textile Co., Ltd.	301,813	163,801
	Edom Technology Co., Ltd.	888,800	541,397
	Elan Microelectronics Corp.	1,495,361	2,686,343
	Elite Material Co., Ltd.	1,168,739	579,426
	Elite Semiconductor Memory Technology, Inc.	770,009	1,328,145
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	3,246,766
	Enlight Corp.	1,891,549	477,215
*	EnTie Commercial Bank	2,083,474	468,050
	Eten Information Systems, Ltd.	842,009	1,513,763

31

*	Eva Airways Corp.	16,403,783	9,610,166
*	Ever Fortune Industrial Co., Ltd.	409,000	4,440
	Everest Textile Co., Ltd.	3,357,002	867,283
	Evergreen International Storage & Transport Corp.	6,264,000	5,750,441
	Evergreen Marine Corp., Ltd.	11,512,527	10,137,720
	Everlight Chemical Industrial Corp.	1,816,950	1,148,877
*	Everspring Industry Co., Ltd.	1,293,180	374,632
	Evertop Wire Cable Corp.	790,372	291,201
	Excel Cell Electronics Co., Ltd.	565,000	279,043
	Far Eastern Department Stores, Ltd.	4,734,225	7,124,863
*	Far Eastern International Bank	11,541,236	4,349,994
	Federal Corp.	2,988,286	2,075,322
	Feng Hsin Iron & Steel Co., Ltd.	333,000	1,084,890
*	FIC Global, Inc.	122,255	30,981
	First Copper Technology Co., Ltd.	2,383,750	1,024,178
	First Financial Holding Co., Ltd.	17,883,506	21,222,877
	First Hotel	495,322	618,285
*	First Steamship Co., Ltd.	728,000	1,749,823
	Formosa Taffeta Co., Ltd.	7,495,511	8,288,368
	Formosan Rubber Group, Inc.	4,667,000	3,166,211
	Formosan Union Chemical Corp.	223,848	120,372
	Fortune Electric Co., Ltd.	757,000	1,303,421
*	Fu I Industrial Co., Ltd.	290,400	106,146
	Fubon Financial Holding Co., Ltd.	30,440,000	36,278,763
	Fwuson Industry Co., Ltd.	1,474,000	793,960
*	G.T.M. Corp.	543,000	415,794
*	Giga Storage Corp.	2,039,898	675,261
	Giga-Byte Technology Co., Ltd.	5,303,287	4,646,076
	Gold Circuit Electronics, Ltd.	1,421,805	1,071,856
	Goldsun Development & Construction Co., Ltd.	7,993,038	5,025,288
	Good Will Instrument Co., Ltd.	365,400	315,087
	Gordon Auto Body Parts Co., Ltd.	1,034,830	367,867
*	Grand Pacific Petrochemical Corp.	3,861,000	1,524,216
	Grape King, Inc.	516,000	361,532
	Great China Metal Industry Co., Ltd.	1,577,000	882,190
	Great Wall Enterprise Co., Ltd.	1,640,398	2,324,375
	Hanpin Co., Ltd.	1,008,000	658,908
*	Helix Technology, Inc.	29,585	9,196
	Hey Song Corp.	3,250,000	1,733,283
*	Hitron Technologies, Inc.	619,000	221,258
*	Ho Tung Holding Corp.	3,868,628	1,566,631
	Hocheng Corp.	2,499,300	1,159,362
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	501,957
*	Hong Ho Precision Textile Co., Ltd.	58,136	20,255
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,300,180
	Hong Yi Fiber Industry Co., Ltd.	573,000	184,785
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,646,751
	Hsing Ta Cement Co., Ltd.	1,969,980	842,415
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	1,503,628
	Hua Nan Financial Holding Co., Ltd.	3,099,428	2,856,240
*	Hualon Corp.	257,040	9,131
	Hung Ching Development & Construction Co., Ltd.	1,828,468	1,053,579

32

	Hung Poo Construction Corp.	1,378,650	2,195,993
	Hung Sheng Construction Co., Ltd.	3,463,000	3,607,784
*	Hwa Fong Rubber Co., Ltd.	296,000	93,988
	Ichia Technologies, Inc.	1,463,000	1,040,752
	Inernational Semiconductor Technology, Ltd.	10,000	4,692
	Inventec Corp.	12,941,697	8,008,028
*	Jean Co., Ltd.	190,000	55,598
	Jui Li Enterprise Co., Ltd.	692,000	238,994
	Jung Shing Wire Co., Ltd.	126,670	38,376
	K Laser Technology, Inc.	680,000	519,050
	Kang Na Hsiung Co., Ltd.	1,395,127	861,338
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	882,089
	Kaulin Manufacturing Co., Ltd.	820,050	712,749
	Kee Tai Properties Co., Ltd.	1,072,095	773,732
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	1,421,060
	King Yuan Electronics Co., Ltd.	9,655,699	5,088,006
	Kingdom Construction Co., Ltd.	3,912,000	2,922,222
*	King’s Town Bank	5,194,012	1,811,563
	Kinpo Electronics, Inc.	9,500,368	3,172,972
	Knowledge-Yield-Excellence Systems Corp.	421,460	613,343
	Kung Long Batteries Industrial Co., Ltd.	173,000	231,913
*	Kuoyang Construction Co., Ltd.	641,029	544,709
*	Kwong Fong Industries Corp.	3,801,000	1,263,737
	Lan Fa Textile Co., Ltd.	2,350,930	735,178
*	Lead Data Co., Ltd.	2,539,140	517,532
*	Leadtek Research, Inc.	706,645	297,764
*	Lealea Enterprise Co., Ltd.	4,440,000	1,437,856
	Lee Chang Yung Chemical Industry Corp.	2,145,820	2,828,572
	Lee Chi Enterprises Co., Ltd.	845,900	431,703
	Lelon Co., Ltd.	919,118	328,277
*	Leofoo Development Co., Ltd.	2,276,000	2,187,699
	Les Enphants Co., Ltd.	157,740	136,292
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,192,893
	Lian Hwa Foods Corp.	157,000	65,946
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	217,602
	Lien Hwa Industrial Corp.	3,951,884	2,903,411
	Lingsen Precision Industries, Ltd.	2,254,295	906,198
	Lite-On Technology Corp.	104,189	123,481
	Long Bon Development Co., Ltd.	2,700,943	1,466,313
	Long Chen Paper Co., Ltd.	3,497,713	1,462,102
	Lucky Cement Corp.	2,683,000	1,060,456
	Macronix International Co., Ltd.	25,853,255	12,353,016
	Mayer Steel Pipe Corp.	788,740	841,075
	Maywufa Co., Ltd.	192,264	105,341
	Mega Financial Holding Co., Ltd.	73,408,000	57,510,033
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	336,680
	Mercuries & Associates, Ltd.	3,536,980	2,094,352
*	Mercuries Data Co., Ltd.	1,131,800	278,248
	Merida Industry Co., Ltd.	447,260	1,023,048
	Microelectronics Technology, Inc.	1,938,000	1,187,054
	Micro-Star International Co., Ltd.	6,401,528	4,843,925

33

*	Microtek International, Inc.	819,062	129,455
	Mitac Technology Corp.	1,501,065	1,142,834
	Mobiletron Electronics Co., Ltd.	90,000	75,519
	Mospec Seminconductor Corp.	404,000	443,566
*	Mustek Systems, Inc.	2,117,514	464,295
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	426,215
	Nankang Rubber Tire Co., Ltd.	214,570	348,173
	Nantex Industry Co., Ltd.	1,326,795	1,568,292
	Nanya Technology Co., Ltd.	20,440,706	11,844,016
*	New Asia Construction & Development Co., Ltd.	1,011,542	243,009
	Nien Hsing Textile Co., Ltd.	3,910,000	2,553,186
	Ocean Plastics Co., Ltd.	1,135,776	1,084,483
*	Optimax Technology Corp.	3,466,000	1,335,884
*	Opto Tech Corp.	885,609	955,611
*	Orient Semiconductor Electronics, Ltd.	648,713	132,356
	Oriental Union Chemical Corp.	3,497,280	4,319,749
*	Pacific Construction Co., Ltd.	4,079,256	576,783
*	Pacific Electric Wire & Cable Corp.	1,873,020	32,036
	Pan Jit International, Inc.	913,155	899,353
	Phihong Technology Co., Ltd.	2,048,447	1,217,208
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	163,346
	Prince Housing & Development Corp.	3,390,036	2,823,679
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	755,487
	Promise Technology, Inc.	646,126	610,026
*	Qisda Corp.	8,294,400	7,441,521
*	Quintain Steel Co., Ltd.	3,247,000	1,730,351
	Radium Life Tech Corp.	791,114	1,129,939
*	Ralec Electronic Corp.	286,018	349,507
	Realtek Semiconductor Corp.	789,500	2,390,163
*	Rectron, Ltd.	621,128	96,328
*	Reward Wool Industry Corp.	965,000	311,545
*	Rexon Industrial Corp., Ltd.	1,026,820	262,096
*	Ritek Corp.	20,663,518	4,878,015
	Ruentex Development Co., Ltd.	2,897,000	2,943,696
	Ruentex Industries, Ltd.	2,485,000	2,537,005
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,425,673
	San Fang Chemical Industry Co., Ltd.	207,280	192,233
	Sanyang Industrial Co., Ltd.	5,262,000	3,179,313
	Sanyo Electric Co., Ltd.	971,000	1,110,829
	Senao International Co., Ltd.	149,474	238,101
	Shan-Loong Transportation Co., Ltd.	133,286	78,460
	Sheng Yu Steel Co., Ltd.	1,782,000	1,800,136
	Shihlin Electric & Engineering Corp.	1,743,000	2,369,051
	Shin Kong Financial Holding Co., Ltd.	13,741,444	11,924,006
	Shinkong Co., Ltd.	2,078,488	1,286,090
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	3,021,502
*	Shuttle, Inc.	1,190,223	554,341
	Sigurd Microelectronics Corp.	464,000	265,815
	Silicon Integrated Systems Corp.	9,395,485	3,373,620

34

	Sincere Navigation Corp.	458,462	926,823
	Sinkang Industries Co., Ltd.	806,669	536,649
	Sinkong Spinning Co., Ltd.	1,246,311	1,128,297
	Sinon Corp.	2,114,700	1,228,260
	SinoPac Holdings Co., Ltd.	64,439,809	29,273,392
*	Sintek Photronics Corp.	5,850,182	2,941,533
	Siward Crystal Technology Co., Ltd.	889,405	565,028
	Solomon Technology Corp.	1,048,952	760,268
	South East Soda Manufacturing Co., Ltd.	927,500	2,060,531
	Southeast Cement Co., Ltd.	3,550,700	1,753,999
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	191,593
	Spirox Corp.	452,000	386,639
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	512,551
	Standard Foods Taiwan, Ltd.	1,850,000	1,784,811
	Stark Technology, Inc.	1,292,000	735,374
	Sunonwealth Electric Machine Industry Co., Ltd.	1,504,705	767,569
	Sunplus Technology Co., Ltd.	1,833,000	2,309,331
	Synnex Technology International Corp.	1,533,945	4,017,822
*	Syscom Computer Engineering Co.	446,000	160,262
	Sysware Systex Corp.	920,890	940,809
*	T JOIN Transportation Co.	3,278,000	1,818,813
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,437,289
*	Ta Chong Bank, Ltd.	12,806,906	4,194,050
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	1,304,492
	Ta Yih Industrial Co., Ltd.	192,000	140,903
	Tah Hsin Industrial Corp.	1,452,000	1,202,461
*	Tai Roun Products Co., Ltd.	379,000	137,269
	Ta-I Technology Co., Ltd.	1,194,508	970,695
*	Taichung Commercial Bank	7,572,961	3,689,206
	Tainan Spinning Co., Ltd.	9,101,000	4,660,597
*	Taishin Financial Holdings Co., Ltd.	60,271,000	28,173,784
*	Taisun Enterprise Co., Ltd.	1,931,721	709,221
*	Taita Chemical Co., Ltd.	1,723,690	680,620
*	Taiwan Business Bank	40,884,549	19,036,332
	Taiwan Cement Corp.	12,184,958	20,445,429
	Taiwan Cooperative Bank	26,752,959	29,187,095
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,975,890
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	74,103
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	69,421
	Taiwan Glass Industrial Corp.	5,433,094	6,763,984
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,213,777	1,497,926
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	324,501
*	Taiwan Kolin Co., Ltd.	5,797,000	1,965,075
	Taiwan Line Tek Electronic Co., Ltd.	431,019	243,952
	Taiwan Mask Corp.	2,121,000	1,232,033
	Taiwan Navigation Co., Ltd.	684,898	1,483,908
*	Taiwan Pulp & Paper Corp.	2,218,000	1,292,966
*	Taiwan Sakura Corp.	1,612,397	698,278
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	615,802
	Taiwan Styrene Monomer Corp.	3,576,560	1,788,316
*	Taiwan Tea Corp.	2,988,381	2,135,712
	Taiyen Biotech Co., Ltd.	1,776,000	1,436,463

35

*	Tatung Co., Ltd.	22,351,000	12,505,277
*	Teapo Electronic Corp.	2,496,670	528,121
	Teco Electric & Machinery Co., Ltd.	15,351,834	9,122,754
	Tecom, Ltd.	1,440,753	1,014,656
	Test-Rite International Co., Ltd.	1,514,244	969,117
	Tex-Ray Industrial Co., Ltd.	724,000	267,937
	The Ambassador Hotel	996,000	1,898,400
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	1,042,857
	Thye Ming Industrial Co., Ltd.	164,000	293,115
	Ton Yi Industrial Corp.	8,969,810	4,884,962
	Tong Yang Industry Co., Ltd.	434,660	364,021
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	67,867
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,511,972
	TSRC Corp.	1,874,400	3,070,832
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	133,140
	Tung Ho Steel Enterprise Corp.	2,688,555	5,620,030
*	Twinhead International Corp.	1,446,017	219,999
	TYC Brother Industrial Co., Ltd.	1,137,241	780,025
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	1,150,251
	Tze Shin International Co., Ltd.	890,400	691,436
*	Union Bank of Taiwan	9,266,577	2,125,436
*	Union Insurance Co., Ltd.	189,469	94,484
	Unitech Electronics Co., Ltd.	1,280,174	794,851
	Unitech Printed Circuit Board Corp.	1,898,348	1,649,349
	United Integration Service Co., Ltd.	986,000	911,547
	United Microelectronics Corp.	101,904,374	63,454,756
*	Universal Cement Corp.	3,374,585	2,105,789
	Universal Microelectronics Co., Ltd.	729,010	333,762
	Universal Scientific Industrial Co., Ltd.	6,295,816	4,147,817
	Universal, Inc.	622,000	280,395
	UPC Technology Corp.	4,723,498	3,386,789
	USI Corp.	4,528,000	3,069,513
*	U-TECH Media Corp.	1,566,799	475,687
*	Ve Wong Corp.	1,112,000	847,632
*	Visual Photonics Epitacy Co., Ltd.	86,000	135,458
	Walsin Lihwa Corp.	23,007,412	10,370,332
	Walsin Technology Corp., Ltd.	3,596,513	2,243,658
	Wan Hwa Enterprise Co., Ltd.	1,187,827	715,570
	Waterland Financial Holdings	12,628,620	3,951,487
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	963,568
*	Wei Chuan Food Corp.	1,007,000	697,768
	Weltrend Semiconductor, Inc.	898,160	970,383
	Winbond Electronics Corp.	29,524,000	7,777,653
*	Wintek Corp.	7,268,000	5,956,955
	WPG Holdings Co., Ltd.	1,006,464	1,262,160
*	Wus Printed Circuit Co., Ltd.	3,003,928	919,905
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	8,810,991
	Yang Ming Marine Transport Corp.	8,308,906	6,359,557
	Yeung Cyang Industrial Co., Ltd.	593,154	574,852
*	Yi Jinn Industrial Co., Ltd.	1,376,200	336,199

36

	Yieh Phui Enterprise Co., Ltd.	9,131,927	4,661,143
	Yosun Industrial Corp.	1,881,981	1,828,893
*	Yuanta Financial Holding Co., Ltd.	9,699,422	9,038,049
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,348,057	4,768,536
	Yulon Motor Co., Ltd.	6,333,184	7,598,233
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	84,024
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	642,073
	Yung Tay Engineering Co., Ltd.	2,407,000	1,892,583
	Zig Sheng Industrial Co., Ltd.	3,940,450	1,038,244

TOTAL — TAIWAN			1,102,233,460

THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	192,697
*	Adkinson Securities PCL (Foreign)	26,881,000	603,882
	Asia Plus Securities PCL (Foreign)	7,008,500	677,233
	Ayudhya Insurance PCL	228,500	139,934
*	Bangchak Petroleum PCL (Foreign)	80,000	31,266
	Bangkok Bank PCL (Foreign)	5,624,200	23,365,656
#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	14,784,099
	Bangkok Expressway PCL (Foreign)	5,353,500	2,586,550
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	235,219
	Bangkok Insurance PCL (Foreign)	87,880	762,645
*	Bangkok Land PCL (Foreign)	39,735,803	733,697
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	718,879
* #	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,985,675
	Banpu PCL (Foreign)	837,700	12,580,323
	Big C Supercenter PCL (Foreign)	1,274,800	2,118,455
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,543,243
#	Capital Nomura Securities PCL (Foreign)	370,100	327,447
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	95,819
	Central Plaza Hotel PCL (Foreign)	5,422,500	951,169
#	Charoen Pokphand Foods PCL (Foreign)	44,618,740	5,739,539
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	153,926
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,172,780
#	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,326,330
	Erawan Group PCL (Foreign)	3,812,400	520,913
	Erawan Group PCL (Foreign)	476,550	65,114
	GMM Grammy PCL (Foreign)	338,100	135,261
	Golden Land Property PCL (Foreign)	232,500	50,800
	Golden Land Property PCL (Foreign) NVDR	570,000	124,542
	Hana Microelectronics PCL (Foreign)	1,365,000	709,909
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,197,478
	ICC International PCL (Foreign)	2,755,000	3,454,878
	Italian-Thai Development PCL	7,760,200	2,029,903
#	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,281,736
*	Jasmine International PCL (Foreign)	54,242,600	751,167
	Kang Yong Electric PCL (Foreign)	236,200	290,752
	Kasikornbank PCL (Foreign)	1,530,000	4,002,154
	KGI Securities One PCL (Foreign)	14,256,100	965,177

37

	Kiatnakin Bank PCL (Foreign) NVDR	116,800	101,542
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,663,011
	Krung Thai Bank PCL	9,801,600	2,682,487
	Krung Thai Bank PCL (Foreign)	40,093,900	11,104,635
	Krungthai Card PCL (Foreign)	1,326,700	934,957
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	2,330,505
	Lalin Property PCL (Foreign)	4,561,600	468,864
*	Loxley PCL (Foreign)	17,739,300	1,539,462
	MBK Development PCL (Foreign)	903,400	2,112,891
	MK Real Estate Development PCL (Foreign)	5,772,100	387,234
	Modernform Group PCL (Foreign)	46,000	59,101
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	471,156
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	2,214,975
	Noble Development PCL (Foreign)	2,425,600	288,131
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,403,994
	Polyplex PCL (Foreign)	5,424,000	1,151,734
	Power Line Engineering PCL (Foreign)	4,061,300	577,418
	Pranda Jewelry PCL (Foreign)	610,000	152,993
	Property Perfect PCL (Foreign)	3,707,900	534,020
#	PTT Aromatics & Refining PCL (Foreign)	5,015,216	4,244,297
	PTT Chemical PCL (Foreign)	4,915,610	16,640,009
#	Quality Houses PCL (Foreign)	42,710,800	3,417,390
	Regional Container Lines PCL (Foreign)	6,950,000	5,197,261
	Rojana Industrial Park PCL (Foreign)	92,600	44,170
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	1,979,701
	Saha Pathanapibul PCL (Foreign)	1,367,000	723,570
	Saha-Union PCL (Foreign)	3,025,300	1,750,289
	Sahaviriya Steel Industries PCL (Foreign)	85,685,600	2,953,312
	Sansiri PCL (Foreign)	10,262,900	1,105,405
	SC Asset Corp. PCL (Foreign)	1,345,200	538,163
*	Seamico Securities PCL (Foreign)	5,788,600	562,917
*	Shinawatra Satellite PCL (Foreign)	11,230,400	3,214,117
*	Siam City Bank PCL (Foreign)	2,563,700	1,309,661
	Siam Commercial Bank PCL (Foreign)	4,716,800	13,063,917
	Siam Industrial Credit PCL (Foreign)	1,840,950	203,952
	Siam Makro PCL (Foreign)	331,200	968,272
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,205,691
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	591,777
	Supalai PCL (Foreign)	10,329,366	1,106,207
	SVOA PCL (Foreign)	4,744,000	157,671
*	Tata Steel (Thailand) PCL (Foreign)	16,939,300	1,553,442
	Thai Plastic & Chemicals PCL (Foreign)	3,917,200	2,796,708
	Thai Rayon PCL (Foreign)	165,000	297,046
*	Thai Rung Union Car PCL (Foreign)	5,386,250	513,844
#	Thai Union Frozen Products PCL (Foreign)	246,000	137,781
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	329,107
	Thai Wacoal PCL (Foreign)	93,300	96,186
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	228,926
	Thanachart Capital PCL (Foreign)	12,543,100	6,021,614
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,713,685
	Tipco Asphalt PCL (Foreign) (6363967)	157,500	80,943
	Tipco Asphalt PCL (Foreign) (6892096)	246,356	126,609

38

	Tisco Bank PCL (Foreign) NVDR	246,000	182,447
* #	TMB Bank PCL (Foreign)	105,114,716	4,237,584
#	Total Access Communication PLC ADR	1,264,380	2,086,227
	TPI Polene PCL (Foreign)	13,440,324	2,812,562
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	117,439
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	264,003
	Univentures PCL (Foreign)	3,481,400	278,555
#	Vanachai Group PCL (Foreign)	9,076,500	955,274
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	119,934
	Vinythai PCL (Foreign)	5,213,817	1,187,329
TOTAL COMMON STOCKS			224,700,351

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	15,090,426	41,795
*	Bangkok Land PCL (Foreign) Warrants 05/02/13	15,401,474	42,657
*	Bangkok Land PCL Warrants 05/02/13	3,987,330	9,816
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	2,192,300	74,887
*	Saha PCL (Foreign) Rights 06/27/08	227,833	—
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	15,737
TOTAL RIGHTS/WARRANTS			184,892

TOTAL — THAILAND			224,885,243

TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	247,941
	Akbank T.A.S.	4,025,298	17,810,894
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	939,431
*	Akenerji Elektrik Uretim A.S.	216,113	1,932,730
*	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,325,410
	Aksigorta A.S.	1,550,206	6,673,086
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	209,625
	Alarko Holding A.S.	1,334,207	3,436,439
	Alkim Alkali Kimya A.S.	45,205	356,046
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	665,440
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	1,944,339
*	Anadolu Cam Sanayii A.S.	1,302,498	2,907,160
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	471,752
	Arcelik A.S	213,181	891,838
*	Ayen Enerji A.S.	600,828	1,246,140
	Aygaz A.S.	1,199,987	4,179,078
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	776,561
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	961,943
	Bati Anabolu Cimento A.S.	255,022	1,286,869
	Bati Soeke Cimento Sanayi A.S.	183,843	267,201
*	Beko Elektronik A.S.	283,333	176,536
	Bolu Cimento Sanayii A.S.	662,912	848,719
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	778,939
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	591,324
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	437,140

39

	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	642,441
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,093,947
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	171,756
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	8,954,465
	Dogus Otomotiv Servis ve Ticaret A.S.	491,545	1,661,860
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	2,572,745
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	917,382
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	47,501
	Enka Insaat ve Sanayi A.S.	43,366	521,609
	Eregli Demir ve Celik Fabrikalari Turk A.S.	6,325,909	40,605,032
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	184,612
*	Global Yatirim Holding A.S.	1,275,893	992,864
*	Goldas Kuyumculuk Sanayi A.S.	630,228	851,187
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	944,067
*	Goodyear Lastikleri T.A.S.	57,829	764,054
*	GSD Holding A.S.	2,261,921	2,278,772
	Gunes Sigorta A.S.	578,342	1,346,464
	Hektas Ticaret T.A.S.	380,059	371,351
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	121,105
*	Ihlas Holding A.S.	2,158,431	1,219,731
	Izmir Demir Celik Sanayii A.S.	878,429	1,959,988
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	1,615,487
	Karton Sanayi ve Ticaret A.S.	5,771	308,090
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	212,911
*	Koc Holding A.S. Series B	4,373,246	12,329,411
	Konya Cimento Sanayii A.S.	6,016	224,900
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,125,092
	Mardin Cimento Sanayii ve Ticaret A.S.	223,892	957,135
*	Marmari Marti Otel Isletmeleri A.S.	869,614	578,078
	Marshall Boya ve Vernik Sanayii A.S.	27,295	258,088
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	439,548
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	466,799
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	687,782
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	505,523
	Otobus Karoseri Sanayi A.S.	51,460	637,422
*	Parsan Makina Parcalari Sanayii A.S.	247,602	470,287
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	779,271
	Pinar Sut Mamulleri Sanayii A.S.	183,609	935,249
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,798
*	Sabah Yayincilik A.S.	31,938	99,577
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	278,152
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	420,297	877,133
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	486,024
*	Tat Konserve Sanayii A.S.	176,814	525,335
*	Tekstil Bankasi A.S.	379,143	577,522
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,028,256
	Tofas Turk Otomobil Fabrikasi A.S.	683,282	2,658,586
*	Trakya Cam Sanayii A.S.	2,543,706	3,693,691

40

	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,983,811
*	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	7,077,697
*	Turkiye Garanti Bankasi A.S.	4,310,290	19,765,970
	Turkiye Is Bankasi A.S.	3,125,538	12,909,222
	Ulker Biskuvi Sanayi A.S.	471,859	979,171
*	USAS Ucak Servisi A.S.	134,650	175,539
*	Uzel Makina Sanayii A.S.	275,042	179,127
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,392,897
	Yapi Kredi Finansal Kiralama A.S.	45,196	95,644
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,503,936
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	2,256,488

TOTAL — TURKEY			210,664,165

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (9.6%)
@	Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $862,125,000 FHLB 2.535%(y), 07/10/09, valued at $861,900,848 ) to be repurchased at $845,161,918	$845,000	844,999,960
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $147,609,502 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/35 to 05/01/38 & FNMA, rates ranging from 5.505%(r) to 6.782%(r), maturities ranging from 06/01/28 to 01/01/38, valued at $81,410,896 ) to be repurchased at $79,830,233	79,815	79,814,603
TOTAL SECURITIES LENDING COLLATERAL			924,814,563

TOTAL INVESTMENTS - (100.0%) (Cost $6,544,263,578)			$9,626,966,190

See accompanying Notes to Financial Statements.

41

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

BRAZIL — (13.2%)
COMMON STOCKS — (3.0%)
	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$3,864,762
	Companhia Vale do Rio Doce ADR	176,600	7,025,148
	Empresa Brasileira de Aeronautica SA	90,900	854,510
	Eternit SA	9,450	55,660
	Perdigao SA	40,800	1,316,938
	Tractebel Energia SA	36,200	531,927
	Weg SA	12,000	158,992
TOTAL COMMON STOCKS			13,807,937

PREFERRED STOCKS — (10.2%)
#	Aracruz Celulose SA Sponsored ADR	15,600	1,415,544
	Banco Bradesco SA Sponsored ADR	138,000	3,313,380
	Banco Itau Holding Financeira SA ADR	158,900	4,879,819
#	Braskem SA Preferred A Sponsored ADR	11,300	183,851
	Centrais Electricas de Santa Catarina SA	9,050	264,294
	Companhia Vale do Rio Doce Sponsored ADR	223,600	7,363,148
	Duratex SA	28,500	648,325
#	Gerdau SA Sponsored ADR	107,200	5,355,712
	Gol Linhas Aereas Inteligentes SA	23,800	369,035
	Klabin SA	163,000	644,384
	Marcopolo SA	38,000	179,662
	Metalurgica Gerdau SA	37,600	2,600,676
*	Net Servicos de Comunicacao SA	28,391	409,501
#	Sadia SA ADR	65,333	1,665,347
	Suzano Papel e Celullose SA	83,600	1,541,961
	Suzano Petroquimica SA	31,600	215,459
#	Telecomunicacoes de Sao Paulo SA ADR	24,200	681,472
	Ultrapar Participacoes SA	22,136	884,623
	Uniao de Industrias Petroquimicas SA Series B	125,400	134,151
	Unibanco-Uniao de Bancos Brasileiros SA ADR	35,140	5,512,412
	Usinas Siderurgicas de Minas Gerais SA Series A	120,375	6,475,753
# *	Vivo Participacoes SA ADR	143,700	1,007,337
#	Votorantim Celulose e Papel SA Sponsored ADR	42,800	1,440,648
TOTAL PREFERRED STOCKS			47,186,494

TOTAL — BRAZIL			60,994,431

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
	Banco de Chile Series F ADR	4,906	247,655
	Banco de Credito e Inversiones SA Series A	8,868	262,099

1

	Banco Santander Chile SA ADR	7,000	364,000
	CAP SA	29,341	980,171
*	Colbun SA	2,505,808	526,874
	Compania General de Electricidad SA	22,917	164,557
	Compania SudAmericana de Vapores SA	208,349	336,082
	Compania Telecomunicaciones de Chile SA Sponsored ADR	62,700	423,225
	CorpBanca SA	38,136,342	233,922
	Distribucion y Servicio D&S SA ADR	17,200	379,260
	Embotelladora Andina SA Series B	51,938	155,127
	Embotelladora Andina SA Series B ADR	5,000	89,000
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	1,261,267
	Empresa Nacional de Telecomunicaciones SA	32,414	495,807
	Empresas CMPC SA	18,810	659,691
	Empresas Copec SA	233,127	3,532,448
	Empresas Iansa SA	2,005,366	113,114
	Enersis SA Sponsored ADR	58,256	1,107,446
	Madeco SA	1,535,966	171,036
#	Madeco SA Sponsored ADR	10,700	121,017
	S.A.C.I. Falabella SA	94,265	504,238
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	748,880
TOTAL COMMON STOCKS			12,876,916

RIGHTS/WARRANTS — (0.0%)
*	Colbun SA Rights 06/25/08	455,942	29,703

TOTAL — CHILE			12,906,619

CHINA — (6.4%)
COMMON STOCKS — (6.4%)
#	Air China, Ltd.	106,000	79,293
#	Aluminum Corp. of China, Ltd. ADR	9,200	402,500
	AMVIG Holdings, Ltd.	36,000	39,509
	Angang Steel Co., Ltd.	78,000	210,563
*	Anhui Conch Cement Co., Ltd.	12,000	107,819
	Anhui Expressway Co., Ltd.	54,000	40,175
# *	Bank of China, Ltd.	2,033,000	1,038,931
	Bank of Communications Co., Ltd.	458,000	601,638
	Beijing Capital International Airport Co., Ltd.	170,000	174,898
	Beijing Capital Land, Ltd.	58,000	19,925
*	Brilliance China Automotive Holdings, Ltd.	188,000	29,185
	Byd Co., Ltd.	47,500	75,212
	Chaoda Modern Agriculture	296,300	417,615
*	China Aerospace International Holdings, Ltd.	149,400	18,235
	China Construction Bank Corp.	1,827,000	1,631,197
	China COSCO Holdings Co., Ltd.	86,500	252,590
	China Everbright International, Ltd.	100,000	38,806
#	China Everbright, Ltd.	58,000	139,448
	China Foods, Ltd.	142,000	68,636
	China Gas Holdings, Ltd.	104,000	37,000
	China Green (Holdings), Ltd.	48,000	63,457
	China Infrastructure Machinery Holdings, Ltd.	32,000	37,429

2

	China Insurance International Holdings Co., Ltd.	50,000	142,479
*	China Life Insurance Co., Ltd.	22,000	88,424
# *	China Life Insurance Co., Ltd. ADR	19,943	1,203,560
	China Mengniu Dairy Co., Ltd.	53,000	166,271
	China Merchants Holdings (International) Co., Ltd.	108,000	466,799
*	China Mining Resources Group, Ltd.	270,000	29,512
	China Mobile, Ltd. Sponsored ADR	58,501	4,316,789
	China National Building Material Co., Ltd.	20,000	48,573
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	14,944	927,275
*	China Oilfield Services, Ltd.	42,000	81,852
	China Power International Development, Ltd.	182,000	61,656
	China Resources Power Holdings Co., Ltd.	90,000	250,281
	China Shenhua Energy Co., Ltd.	106,500	476,370
#	China Shipping Container Lines Co., Ltd.	312,950	155,501
	China Shipping Development Co., Ltd.	54,000	183,676
# *	China Southern Airlines Co., Ltd. ADR	2,600	83,408
	China State Construction International Holdings, Ltd.	34,000	48,065
	China Telecom Corp., Ltd.	430,000	312,421
#	China Telecom Corp., Ltd. ADR	11,545	784,008
	China Travel International Investment Hong Kong, Ltd.	366,000	147,541
	China Unicom, Ltd.	200,000	473,609
#	China Unicom, Ltd. ADR	44,884	1,022,906
	China Yurun Food Group, Ltd.	35,000	55,437
	Citic Pacific, Ltd.	156,000	670,556
# *	CITIC Resources Holdings, Ltd.	250,000	142,228
	CNOOC, Ltd.	427,000	756,034
	CNOOC, Ltd. ADR	11,400	2,021,106
	COSCO International Holdings, Ltd.	38,000	23,337
	COSCO Pacific, Ltd.	156,000	295,943
	Dalian Port (PDA) Co., Ltd.	54,000	35,010
	Datang International Power Generation Co., Ltd.	224,000	163,171
	Denway Motors, Ltd.	760,000	356,259
	Dongfang Electric Co., Ltd.	8,000	27,728
*	Enerchina Holdings, Ltd.	110,500	4,111
	FU JI Food & Catering Services	17,000	21,407
	Geely Automobile Holdings, Ltd.	360,000	43,407
	Global Bio-Chem Technology Group Co., Ltd.	124,000	52,985
#	Golden Eagle Retail Group, Ltd.	79,000	81,028
	GOME Electrical Appliances Holdings, Ltd.	452,000	275,698
	Great Wall Motor Co., Ltd.	32,000	32,142
	Guangdong Investment, Ltd.	310,000	144,422
	Guangshen Railway Co., Ltd. Sponsored ADR	7,262	183,874
	Guangzhou R&F Properties Co., Ltd.	33,200	80,431
	GZI Transport, Ltd.	128,000	63,835
	Hainan Meilan International Airport Co., Ltd.	26,000	31,327
#	Hengan International Group Co., Ltd.	20,000	72,621
#	HKC (Holdings), Ltd.	312,086	62,891
	Hopson Development Holdings, Ltd.	70,000	149,588
	Huadian Power International Corp.	124,000	40,745
	Huaneng Power International, Inc.	130,000	110,048
	Huaneng Power International, Inc. ADR	9,458	319,113
#	Hunan Non-Ferrous Metal Corp., Ltd.	134,000	44,887

3

*	Industrial and Commercial Bank of China (Asia), Ltd.	2,316,000	1,734,710
	Jiangsu Express Co., Ltd.	110,000	83,847
	Jiangxi Copper Co., Ltd.	39,000	89,787
	Lenova Group, Ltd.	272,000	199,716
#	Li Ning Co., Ltd.	38,000	107,044
	Lianhua Supermarket Holdings Co., Ltd.	24,000	33,218
	Maanshan Iron and Steel Co., Ltd.	220,000	164,821
	Minmetals Resources, Ltd.	148,000	68,403
#	Neo-China Land Group (Holdings), Ltd.	62,000	40,439
	Nine Dragons Paper Holdings, Ltd.	94,000	102,505
#	PICC Property and Casualty Co., Ltd.	210,000	164,410
	Ping An Insurance (Group) Co. of China, Ltd.	75,000	627,024
# *	Semiconductor Manufacturing International Corp.	1,938,000	123,020
*	Semiconductor Manufacturing International Corp. ADR	1,700	5,678
	Shandong Molong Petroleum Machinery Co., Ltd.	232,000	27,085
*	Shanghai Electric Group Co., Ltd.	384,000	228,018
	Shenzhen Expressway Co., Ltd.	96,000	56,813
	Shenzhen International Holdings, Ltd.	872,500	94,022
	Shenzhen Investment, Ltd.	220,000	90,955
	Shenzhou International Group	93,000	26,795
	Shimao Property Holdings, Ltd.	235,500	393,029
	Shougang Concord International Enterprises Co., Ltd.	246,000	87,895
#	Sinofert Holdings, Ltd.	122,000	93,945
	Sinolink Worldwide Holdings, Ltd.	170,000	30,992
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,735	152,089
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	240,000	52,407
	Sinotrans, Ltd.	131,000	35,159
	SRE Group, Ltd.	164,000	26,091
	Tianjin Development Holdings, Ltd.	38,000	28,061
# *	Towngas China Co., Ltd.	171,000	86,693
	TPV Technology, Ltd.	132,000	81,307
	Travelsky Technology, Ltd.	93,000	73,873
	Weichai Power Co., Ltd.	13,000	65,207
	Weiqiao Textile Co., Ltd.	40,000	42,417
	Xinao Gas Holdings, Ltd.	54,000	87,293
	Yanzhou Coal Mining Co., Ltd.	68,000	148,242
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	2,843	310,484
	Zhejiang Expressway Co., Ltd.	168,000	137,236
*	Zijin Mining Group Co., Ltd.	102,000	96,870
	ZTE Corp.	31,920	156,565
TOTAL COMMON STOCKS			29,610,571

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	4,857	386

TOTAL — CHINA			29,610,957

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	31,512	2,603,370
	Komercni Banka A.S.	2,207	573,626

4

	Telefonica 02 Czech Republic A.S.	42,731	1,345,326
*	Unipetrol A.S.	27,775	466,414

TOTAL — CZECH REPUBLIC			4,988,736

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
	EMASZ RT	942	134,708
*	Fotex NYRT	34,901	160,003
	Magyar Telekom Telecommunications P.L.C.	145,283	715,508
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	59,304
# *	MOL Hungarian Oil & Gas NYRT	17,480	2,631,492
# *	OTP Bank NYRT	58,033	2,616,889
*	Pannonplast NYRT	13,775	127,067
*	RABA Automotive Holding NYRT	11,416	133,451
*	Synergon Information Systems	10,629	81,135

TOTAL — HUNGARY			6,659,557

INDIA — (7.7%)
COMMON STOCKS — (7.7%)
	Aban Offshore, Ltd.	1,530	143,811
*	Adani Enterprises, Ltd.	10,923	203,939
*	Aditya Birla Nuvo, Ltd.	17,301	581,978
	Adlabs Films, Ltd.	4,064	58,828
	Ajmera Realty & Infra India	5,329	19,012
	Alfa Laval (India), Ltd.	946	18,199
	Alok Industries, Ltd.	48,779	72,245
	Alstom Projects India, Ltd.	4,263	54,367
	Ambuja Cements, Ltd.	133,567	299,071
	Amtek Auto, Ltd.	22,222	152,611
*	Apollo Tyres, Ltd.	102,440	101,382
*	Arvind Mills, Ltd.	52,730	55,651
*	Asahi India Glass, Ltd.	26,738	36,880
	Asea Brown Boveri India, Ltd.	9,765	234,861
	Ashapura Minechem, Ltd.	7,200	37,900
	Asian Hotels, Ltd.	4,300	64,579
	Asian Paints (India), Ltd.	7,500	226,610
	Astra Microwave Products, Ltd.	14,854	20,722
	Axis Bank, Ltd.	26,648	497,945
	Bajaj Auto Finance, Ltd.	5,768	35,965
	Bajaj Auto, Ltd. (6124142)	7,812	117,410
*	Bajaj Auto, Ltd. (B2QKXW0)	15,624	211,405
*	Bajaj Finserv, Ltd.	15,624	237,571
	Bajaj Hindusthan, Ltd.	18,256	81,538
*	Balaji Telefilms, Ltd.	11,012	53,874
	Ballarpur Industries, Ltd.	101,088	83,015
	Bank of Maharashtra, Ltd.	77,935	82,273
	Bannari Amman Sugars, Ltd.	1,400	28,602
	BASF India, Ltd.	8,278	49,702
	Bata India, Ltd.	15,997	61,873
	BEML, Ltd.	6,037	152,909

5

	Berger Paints India, Ltd.	49,000	43,664
	Bharat Forge, Ltd.	35,107	211,421
	Bhushan Steel & Strips, Ltd.	6,126	131,035
	Blue Star, Ltd.	10,894	108,446
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	82,225
	Bosch Chassis Systems India	900	8,962
	Britannia Industries, Ltd.	4,943	168,087
*	Cambridge Solutions, Ltd.	17,830	20,421
	Carborundum Universal, Ltd.	21,879	57,792
	Ceat, Ltd.	10,454	23,631
*	Century Textiles & Industries, Ltd.	6,103	99,176
	CESC, Ltd.	10,657	122,898
	Chambal Fertilizers & Chemicals, Ltd.	90,740	177,681
	Chennai Petroleum Corp., Ltd.	15,825	126,006
	Chettinad Cement Corp., Ltd.	800	9,120
*	Chi Investments, Ltd.	3,484	4,806
	CMC, Ltd.	1,340	24,085
	Colgate-Palmolive (India), Ltd.	8,968	87,835
	Coromandel Fertilisers, Ltd.	43,187	130,488
	Cranes Software International, Ltd.	21,490	64,181
	CRISIL, Ltd.	636	54,538
	Crompton Greaves, Ltd.	49,217	266,899
	Cummins India, Ltd.	16,419	114,141
	Dabur India, Ltd.	42,601	96,747
	Dalmia Cement (Bharat), Ltd.	3,900	25,748
*	Dish TV India, Ltd.	39,984	43,522
	E.I.D. - Parry (India), Ltd.	18,565	85,614
	EIH, Ltd.	65,321	197,348
	Electrosteel Casings, Ltd.	78,500	88,120
*	Escorts, Ltd.	16,186	36,167
	Essel Propack, Ltd.	40,846	31,151
	Exide Industries, Ltd.	92,784	161,920
	FAG Bearings (India), Ltd.	5,070	55,839
	Federal Bank, Ltd.	53,973	278,681
	Finolex Cables, Ltd.	46,600	74,979
	Finolex Industries, Ltd.	36,143	58,874
	Gammon India, Ltd.	9,039	86,205
	Geodesic Information Systems, Ltd.	29,058	114,719
	Geometric, Ltd.	16,569	19,303
	GHCL, Ltd.	18,278	30,768
	Gillette India, Ltd.	800	17,484
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	164,285
	Godrej Consumer Products, Ltd.	21,028	67,274
	Godrej Industries, Ltd.	33,592	202,758
	Great Eastern Shipping Co., Ltd.	25,938	307,842
	Great Offshore, Ltd.	4,506	76,546
	Greaves Cotton, Ltd.	9,499	54,217
	GTL, Ltd.	21,580	121,820
	Gujarat Alkalies & Chemicals, Ltd.	17,941	82,963
	Gujarat Ambuja Exports, Ltd.	37,000	36,964
	Gujarat Fluorochemicals, Ltd.	17,792	83,551
	Gujarat Gas Co., Ltd.	8,580	51,457

6

	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	118,780
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	75,137
	H.E.G., Ltd.	13,472	93,464
	HCL Infosystems, Ltd.	19,952	77,759
	HCL Technologies, Ltd.	48,064	353,688
	HDFC Bank ADR	9,300	927,675
	Hero Honda Motors, Ltd. Series B	16,024	281,203
	Hexaware Technologies, Ltd.	21,369	30,782
	Hikal, Ltd.	3,700	39,566
*	Himachal Futuristic Communications, Ltd.	126,748	55,079
*	Himatsingka Seide, Ltd.	16,432	18,409
	Hinduja Ventures, Ltd.	6,728	48,369
	Hindustan Construction Co., Ltd.	36,523	102,199
*	Hindustan Motors, Ltd.	57,521	40,636
*	Hindustan Oil Exploration Co., Ltd.	28,998	92,369
	Hindustan Unilever, Ltd.	86,635	483,300
	Honeywell Automation India, Ltd.	950	33,424
	Hotel Leelaventure, Ltd.	76,029	75,526
	HTMT Global Solutions, Ltd.	6,728	55,660
	ICI India, Ltd.	5,027	69,122
	ICICI Bank Sponsored ADR	87,637	3,306,544
	IDBI Bank, Ltd.	79,758	163,692
	India Cements, Ltd.	39,905	150,106
	Indiabulls Financial Services, Ltd.	19,709	170,008
*	Indiabulls Real Estate, Ltd.	56,565	638,811
*	Indiabulls Securities, Ltd.	19,709	48,860
	Indian Hotels Co., Ltd.	131,997	341,876
	IndusInd Bank, Ltd.	75,477	136,908
	Infosys Technologies, Ltd.	56,344	2,609,992
	Infotech Enterprises, Ltd.	14,697	90,527
	IVRCL Infrastructures & Projects, Ltd.	19,106	186,040
	Jain Irrigation Systems, Ltd.	5,895	86,240
	Jaiprakash Associates, Ltd.	73,180	367,494
*	Jammu & Kashmir Bank, Ltd.	11,393	174,407
	JBF Industries, Ltd.	18,484	48,739
	Jet Airways (India), Ltd.	5,856	74,155
	Jindal Saw, Ltd.	6,867	92,955
	Jindal Steel & Power, Ltd.	9,465	520,270
	JSW Steel, Ltd.	16,249	447,304
	Jubilant Organosys, Ltd.	29,807	245,652
	Jyoti Structures, Ltd.	13,740	40,142
	Karnataka Bank, Ltd.	25,885	123,096
	Karur Vysya Bank, Ltd.	9,749	83,394
*	Kesoram Industries, Ltd.	9,437	73,972
	Kirloskar Oil Engines, Ltd.	63,106	147,424
	KPIT Cummins Infosystems, Ltd.	18,448	33,039
	Lakshmi Machine Works, Ltd.	1,980	69,906
	LIC Housing Finance, Ltd.	20,990	167,999
	Madras Cements, Ltd.	1,550	98,404
	Maharashtra Seamless, Ltd.	10,924	82,845
	Mahindra & Mahindra, Ltd.	47,844	665,880
	Mahindra Lifespace Developers, Ltd.	4,305	63,889

7

	Maruti Suzuki India, Ltd.	14,452	260,612
	Mastek, Ltd.	3,774	35,461
	Monnet Ispat, Ltd.	9,869	135,658
	Monsanto India, Ltd.	700	31,701
	Moser Baer (India), Ltd.	65,998	282,283
	Motherson Sumi Systems, Ltd.	14,700	29,461
	Motor Industries Co., Ltd.	2,852	256,626
	MRF, Ltd.	896	85,616
	Mukand, Ltd.	22,624	47,499
*	Mysore Cements, Ltd.	37,206	29,810
	Nagarjuna Construction Co., Ltd.	24,876	115,191
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	98,347
	Navneet Publications (India), Ltd.	35,467	75,416
	NIIT Technologies, Ltd.	9,598	32,366
	NIIT, Ltd.	83,932	217,480
*	Nirma, Ltd.	5,100	18,834
*	Nucleus Software Exports, Ltd.	3,918	24,411
	Opto Circuits India, Ltd.	12,421	98,556
	Patel Engineering, Ltd.	4,621	51,554
	Patni Computer Systems, Ltd.	20,346	130,859
	Petronet LNG, Ltd.	91,954	150,825
	Pidilite Industries, Ltd.	27,000	92,090
*	Polaris Software Lab, Ltd.	28,867	71,667
	Praj Industries, Ltd.	16,862	75,873
	Prism Cements, Ltd.	86,482	77,057
	PTC India, Ltd.	17,000	35,322
*	Punjab Tractors, Ltd.	3,838	20,800
	Raymond, Ltd.	13,151	81,081
*	REI Agro, Ltd.	11,457	441,165
	Reliance Energy, Ltd.	17,895	611,221
*	Reliance Industrial Infrastructure, Ltd.	4,222	116,427
*	Rico Auto Industries, Ltd.	43,187	25,409
	Rolta India, Ltd.	21,514	153,449
	Ruchi Soya Industries, Ltd.	55,585	126,815
	Satyam Computer Services, Ltd.	87,420	1,083,549
*	SEAMEC, Ltd.	10,499	37,165
	Sesa GOA, Ltd.	2,837	286,123
*	Shree Cement, Ltd.	3,483	64,262
	Shriram Transport Finance Co., Ltd.	29,558	238,867
*	Sicagen India, Ltd.	3,400	—
*	Sical Logistics, Ltd.	3,400	12,385
	Siemens India, Ltd.	7,994	104,961
	Sonata Software, Ltd.	39,011	31,584
	South India Bank, Ltd.	24,114	77,595
	SREI Infrastructure Finance, Ltd.	21,226	71,092
	SRF, Ltd.	13,802	38,068
*	SSI, Ltd.	2,337	7,653
	Sterling Biotech, Ltd.	30,729	155,620
*	Sterlite Industries (India), Ltd. Series A	24,973	547,789
	Subex, Ltd.	6,447	18,217
	Sundram Fastners, Ltd.	34,002	24,594
	Syndicate Bank	74,170	121,538

8

	Tata Chemicals, Ltd.	27,796	263,885
	Tata Consultancy Services, Ltd.	16,185	391,709
	Tata Elxsi, Ltd.	8,349	41,508
	Tata Investment Corp., Ltd.	8,434	117,302
	Tata Motors, Ltd.	35,639	484,221
	Tata Power Co., Ltd.	12,333	394,134
	Tata Steel, Ltd.	5,094	108,192
*	Tata Teleservices Maharashtra, Ltd.	374,732	276,947
	Tele Data Informatics, Ltd.	55,529	22,925
*	Teledata Marine Solutions, Ltd.	27,764	22,398
*	Teledata Technology Solution	27,764	22,398
	Texmaco, Ltd.	800	28,912
	Thermax, Ltd.	8,395	84,220
	Thomas Cook (India), Ltd.	34,092	82,510
	Titan Industries, Ltd.	4,295	121,517
*	Trent, Ltd.	2,640	32,005
	Tube Investments of India, Ltd.	25,855	28,356
	TVS Motor Co., Ltd.	40,352	34,507
	Unitech, Ltd.	66,762	364,194
*	United Phosphorus, Ltd.	32,169	257,965
	Usha Martin, Ltd.	58,390	128,643
*	Vardhman Textiles, Ltd.	4,400	12,428
	Varun Shipping Co.	45,506	83,603
#	Videsh Sanchar Nigam, Ltd. ADR	10,600	257,474
	Voltas, Ltd.	38,760	130,221
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	247,042
	Wipro, Ltd.	36,958	443,290
*	Wire & Wireless India, Ltd.	34,769	29,459
	Zee Entertainment Enterprises, Ltd.	56,419	301,543
*	Zee News, Ltd.	31,438	38,067
TOTAL COMMON STOCKS			35,499,428

PREFERRED STOCKS — (0.0%)
*	Tata Steel, Ltd.	3,820	12,340

TOTAL — INDIA			35,511,768

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
*	PT Apexindo Pratama Tbk	202,000	43,166
	PT Astra Agro Lestari Tbk	102,000	289,568
	PT Astra International Tbk	770,000	1,736,725
*	PT Bakrie & Brothers Tbk	4,601,000	261,883
*	PT Bakrieland Development Tbk	7,173,250	319,696
	PT Bank Central Asia Tbk	3,056,000	910,525
	PT Bank Danamon Indonesia Tbk	669,000	409,511
	PT Bank Niaga Tbk	4,829,000	497,675
*	PT Bank Pan Indonesia Tbk	4,496,000	299,370
	PT Berlian Laju Tanker Tbk	1,970,500	439,331
	PT Bhakti Investama Tbk	1,982,550	114,997
	PT Bumi Resources Tbk	3,312,000	2,863,024

9

	PT Charoen Pokphand Indonesia Tbk	939,000	109,917
*	PT Ciputra Surya Tbk	1,317,000	76,335
	PT Citra Marga Nusaphala Persada Tbk	535,000	80,336
*	PT Davomas Adabi Tbk	2,372,000	61,185
*	PT Delta Dunia Petronda Tbk	740,000	65,181
*	PT Energi Mega Persada Tbk	1,380,000	164,508
	PT Global Mediacom Tbk	2,844,000	158,845
*	PT Holcim Indonesia Tbk	1,831,000	218,182
	PT Indocement Tunggal Prakarsa Tbk	507,500	334,986
	PT Indofood Sukses Makmur Tbk	2,420,000	727,635
#	PT Indosat Tbk ADR	12,300	380,070
	PT International Nickel Indonesia Tbk	620,000	406,154
*	PT Kawasan Industry Jababeka Tbk	7,623,000	117,036
	PT Lippo Karawaci Tbk	5,448,750	409,420
	PT Matahari Putra Prima Tbk	1,400,000	79,600
	PT Mayorah Indah Tbk	180,000	26,505
	PT Medco Energi International Tbk	888,000	481,624
	PT Mitra Adiperkasa Tbk	519,000	26,767
*	PT Panin Insurance Tbk	1,516,000	52,080
*	PT Panin Life Tbk	4,390,000	75,425
*	PT Polychem Indonesia Tbk	720,000	20,511
	PT Ramayana Lestari Sentosa Tbk	1,706,000	133,639
	PT Semen Gresik Tbk	345,000	162,966
	PT Sinar Mas Agro Resources & Technology Tbk	36,000	26,402
*	PT Sumalindo Lestari Jaya Tbk	350,000	63,915
	PT Summarecon Agung Tbk	2,179,332	78,373
*	PT Suryainti Permata Tbk	1,280,000	50,162
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,302,819
*	PT Timah Tbk	82,000	298,972
	PT Tunas Ridean Tbk	270,000	31,626
	PT Unilever Indonesia Tbk	226,500	164,229
	PT United Tractors Tbk	424,500	659,090
TOTAL COMMON STOCKS			15,229,966

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/18/08	27,375,950	—
*	PT Bakrieland Development Tbk Warrants 04/30/10	717,325	17,712
*	PT Summarecon Agung Tbk Warrants 06/21/10	77,833	760
TOTAL RIGHTS/WARRANTS			18,472

TOTAL — INDONESIA			15,248,438

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
	Africa-Israel Investments, Ltd.	3,253	268,363
*	Alvarion, Ltd.	21,296	171,264
*	American Israeli Paper Mills, Ltd.	948	78,918
*	AudioCodes, Ltd.	5,519	22,995
	Azorim Investment Development & Construction Co., Ltd.	11,218	152,415
	Bank Hapoalim B.M.	179,709	919,784
	Bank Leumi Le-Israel	162,499	893,189

10

	Baran Group, Ltd.	3,002	49,269
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	306,844
	Blue Square-Israel, Ltd.	5,737	82,503
	Clal Insurance Enterprise Holdings, Ltd.	8,693	191,427
*	Danya Cebus, Ltd.	3,978	30,317
	Delek Automotive Systems, Ltd.	8,494	160,104
	Delek Drilling LP, Ltd.	97,883	60,922
*	Delta-Galil Industries, Ltd.	8,213	48,798
	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	20,614
	Discount Investment Corp.	9,566	265,402
*	Electra (Israel), Ltd.	837	129,831
*	Elron Electronic Industries, Ltd.	9,386	83,803
*	First International Bank of Israel, Ltd.	27,543	83,266
	FMS Enterprises Migun, Ltd.	1,332	40,604
	Formula Systems, Ltd.	7,614	93,497
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	20,000	206,873
*	Hamlet (Israel-Canada), Ltd.	4,670	47,913
*	Hot-Cable Systems Media, Ltd.	7,565	110,216
*	Housing & Construction Holding Co., Ltd.	79,490	141,386
	IDB Development Corp., Ltd. Series A	8,610	244,736
	Israel Chemicals, Ltd.	75,686	1,746,867
	Israel Petrochemical Enterprises, Ltd.	8,983	68,316
*	Israel Salt Industries, Ltd.	17,217	98,916
	Ituran Location & Control, Ltd.	4,895	66,146
*	Jerusalem Oil Exploration, Ltd.	2,612	43,187
	Leader Holding & Investments, Ltd.	9,903	16,811
	Makhteshim-Agan Industries, Ltd.	80,339	753,623
	Migdal Insurance Holdings, Ltd.	83,280	125,839
	Mivtach Shamir Holdings, Ltd.	4,593	161,749
*	Naphtha Israel Petroleum Corp.	100,339	57,087
*	Neto M.E. Holdings, Ltd.	2,480	78,940
*	NICE Systems, Ltd. Sponsored ADR	15,400	539,000
*	Orckit Communications, Ltd.	7,644	55,786
	Ormat Industries, Ltd.	32,009	433,049
	Osem Investment, Ltd.	16,230	231,052
#	Partner Communications Co., Ltd. ADR	12,000	291,000
*	RADVision, Ltd.	6,925	48,433
*	Retalix, Ltd.	10,264	158,752
	Scailex Corp., Ltd.	6,272	52,994
*	Strauss Group, Ltd.	9,407	150,430
	Super-Sol, Ltd. Series B	39,114	219,099
*	The Israel Land Development Co., Ltd.	10,769	66,549
*	Tower Semiconductor, Ltd.	40,874	41,686
*	Union Bank of Israel, Ltd.	16,882	92,966
	United Mizrahi Bank, Ltd.	51,706	444,554

TOTAL — ISRAEL			10,948,084

11

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
*	Aeon Co. Berhad	22,300	72,268
	Affin Holdings Berhad	352,000	221,675
*	Airasia Berhad	225,700	72,397
	Alliance Financial Group Berhad	196,800	190,776
*	AMBD Berhad	420,400	28,542
	AMMB Holdings Berhad	516,375	634,328
	Amway (Malaysia) Holdings Berhad	24,800	53,588
	Ann Joo Resources Berhad	63,000	74,683
	Asia Pacific Land Berhad	220,000	22,729
	Asiatic Development Berhad	133,100	340,814
	Bandar Raya Developments Berhad	80,800	57,341
	Batu Kawan Berhad	69,500	238,133
	Berjaya Corp. Berhad	414,900	129,272
	Berjaya Land Berhad	196,800	309,549
	Bernas Padiberas Nasional Berhad	297,800	171,000
	Bimb Holdings Berhad	141,200	49,256
	Bolton Properties Berhad	168,400	44,176
	Boustead Holdings Berhad	125,100	208,482
	Bumiputra-Commerce Asset Holdings Berhad	324,900	959,418
	Cement Industries of Malaysia Berhad	8,500	15,748
	Chemical Co. of Malaysia Berhad	55,900	49,706
*	Damansara Realty Berhad	377,900	19,802
	Digi.Com Berhad	41,000	335,265
	DNP Holdings Berhad	85,100	29,469
	DRB-Hicom Berhad	373,500	126,822
	Eastern & Oriental Berhad	68,100	33,569
	Eastern Pacific Industrial Corp. Berhad	49,000	30,363
	ECM Libra Avenue Berhad	279,400	57,780
*	EON Capital Berhad	141,200	222,306
	Esso Malaysia Berhad	57,700	44,536
	Faber Group Berhad	113,400	32,726
	Far East Holdings Berhad	14,000	30,678
	Fraser & Neave Holdings Berhad	63,900	177,552
	Gamuda Berhad	567,200	429,069
	General Corp. Berhad	155,500	55,756
	Globetronics Technology Berhad	518,500	37,589
	Glomac Berhad	87,000	28,180
	GuocoLand (Malaysia) Berhad	53,000	23,685
	Hap Seng Consolidated Berhad	91,300	80,071
	Hock Seng Lee Berhad	85,000	20,717
	Hong Leong Bank Berhad	125,100	245,245
	Hong Leong Financial Group Berhad	129,300	203,561
	Hong Leong Industries Berhad	54,300	69,053
	Hume Industries (Malaysia) Berhad	39,900	51,484
	Hunza Properties Berhad	55,900	31,042
	Hwang-DBS (Malaysia) Berhad	30,600	17,098
	IGB Corp. Berhad	414,500	223,717
	IJM Corp. Berhad	195,350	346,726
	IJM Plantations Berhad	65,600	79,783
*	Insas Berhad	69,300	10,054
	Integrated Logistics Berhad	83,900	21,497
	IOI Corp. Berhad	587,225	1,350,476
	IOI Properties Berhad	28,900	89,160

12

*	Jaks Resources Berhad	211,500	47,045
	Jaya Tiasa Holdings Berhad	25,200	30,034
	K & N Kenanga Holdings Berhad	81,000	18,884
	Keck Seng (Malaysia) Berhad	56,200	82,225
	KFC Holdings (Malaysia) Berhad	53,700	107,818
	Kian Joo Can Factory Berhad	146,500	55,631
	Kim Loong Resources Berhad	77,800	92,215
	KLCC Property Holdings Berhad	251,800	236,159
	KNM Group Berhad	189,000	405,489
	Kuala Lumpur Kepong Berhad	108,150	590,523
*	Kub Malaysia Berhad	285,800	37,914
	Kulim Malaysia Berhad	73,900	207,750
*	Kumpulan Europlus Berhad	70,000	7,555
*	Kurnia Asia Berhad	148,000	33,351
	Lafarge Malayan Cement Berhad	154,560	209,882
*	Land & General Berhad	409,900	43,647
	Leader Universal Holdings Berhad	234,600	60,476
	Lingkaran Trans Kota Holdings Berhad	123,800	140,636
*	Lion Corp Berhad	87,000	19,070
	Lion Industries Corp. Berhad	141,000	124,902
	MAA Holdings Berhad	65,500	25,274
	Malayan Banking Berhad	387,000	895,928
	Malaysia Building Society Berhad	167,700	68,342
*	Malaysian Airlines System Berhad	74,667	81,587
	Malaysian Bulk Carriers Berhad	87,725	111,480
	Malaysian Pacific Industries Berhad	40,600	98,267
*	Malaysian Resources Corp. Berhad	294,200	118,131
	Media Prima Berhad	153,000	110,384
	Mega First Corp. Berhad	46,000	18,154
	Melewar Industrial Group Berhad	96,700	27,916
*	MEMS Technology Berhad	223,900	8,280
	MK Land Holdings Berhad	204,700	22,432
	MNRB Holdings Berhad	66,900	99,127
	MTD ACPI Engineering Berhad	45,900	13,158
	MTD Infraperdana Berhad	440,200	101,826
*	Mulpha International Berhad	444,200	142,630
	Naim Cendera Berhad	75,900	88,562
	NCB Holdings Berhad	5,000	5,060
	Nestle (Malaysia) Berhad	17,000	154,726
	New Straits Times Press (Malaysia) Berhad	73,900	39,931
	Nylex (Malaysia) Berhad	70,000	29,395
	Oriental Holdings Berhad	44,000	80,142
	OSK Holdings Berhad	152,700	83,916
	Panasonic Manufacturing Malaysia Berhad	27,500	99,276
	Paramount Corp. Berhad	58,000	41,603
	Pelikan International Corp. Berhad	19,000	16,366
	PJ Development Holdings Berhad	204,900	44,246
	Plus Expressways Berhad	200,700	190,678
	Pos Malaysia & Services Holdings Berhad	209,600	123,508
	PPB Group Berhad	215,800	760,151
	Protasco Berhad	172,000	46,288
*	Proton Holdings Berhad	138,300	142,573

13

	Puncak Niaga Holdings Berhad	71,400	73,112
	QL Resources Berhad	30,000	41,116
*	Ramunia Holdings Berhad	156,777	75,441
	Ranhill Utilities Berhad	71,500	68,407
*	RB Land Holdings Berhad	49,000	31,891
	RHB Capital Berhad	14,900	23,225
*	Salcon Berhad	180,500	34,509
	Sarawak Energy Berhad	198,400	183,570
	Sarawak Oil Palms Berhad	37,700	70,375
	Selangor Dredging Berhad	190,000	40,939
	Shangri-La Hotels (Malaysia) Berhad	104,400	72,823
	Shell Refining Co. Federation of Malaysia Berhad	68,200	231,561
	SHL Consolidated Berhad	98,500	50,456
	Southern Steel Berhad	96,400	101,180
	SP Setia Berhad	244,050	298,043
	Star Publications (Malaysia) Berhad	212,100	229,039
	Subur Tiasa Holdings Berhad	73,815	72,017
	Sunrise Berhad	58,448	40,570
	Supermax Corp. Berhad	70,900	34,797
	Ta Ann Holdings Berhad	45,480	104,578
	TA Enterprise Berhad	160,000	54,329
	Tan Chong Motor Holdings Berhad	168,500	103,558
	TDM Berhad	128,600	87,254
*	Tebrau Teguh Berhad	125,100	25,452
	Telekom Malaysia Berhad	157,900	151,052
	Tenaga Nasional Berhad	212,800	462,906
	TH Group Berhad	205,200	43,390
*	Time Dotcom Berhad	210,000	25,873
*	Time Engineering Berhad	222,400	12,695
*	TM International Berhad	157,900	358,199
	Uchi Technologies Berhad	82,300	55,892
*	UEM Builders Berhad	120,600	48,011
	Unico-Desa Plantations Berhad	285,440	90,737
	Unisem (M) Berhad	175,300	76,815
	United Malacca Rubber Estates Berhad	47,000	116,029
	United Plantations Berhad	37,900	161,216
*	Utama Banking Group Berhad	103,560	76,705
	VS Industry Berhad	48,756	44,996
	Wah Seong Corp. Berhad	100,250	70,555
	WTK Holdings Berhad	155,500	117,115
	YTL Corp. Berhad	291,900	675,821
	YTL e-Solutions Berhad	60,500	8,401
	YTL Power International Berhad	353,047	241,657
	Yu Neh Huat Berhad	109,600	73,732
TOTAL COMMON STOCKS			19,999,294

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	30,260	10,273
*	KNM Group Berhad Rights 06/17/08	47,250	43,021
	Symphony House Berhad Warrants 2009	67,360	5,924
TOTAL RIGHTS/WARRANTS			59,218

TOTAL — MALAYSIA			20,058,512

14

MEXICO — (7.3%)
COMMON STOCKS — (7.3%)
	Alfa S.A.B. de C.V. Series A	90,900	667,236
#	America Movil S.A.B. de C.V. Series L	439,909	1,311,240
	America Movil S.A.B. de C.V. Series L ADR	94,300	5,636,311
# *	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	785,160
	Cemex S.A.B. de C.V. Sponsored ADR	187,504	5,332,614
	Consorcio ARA S.A.B. de C.V.	202,360	226,485
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	228,700	711,163
*	Corporacion GEO S.A.B. de C.V. Series B	183,800	718,836
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	26,047
	Corporacion Moctezuma S.A.B. de C.V.	21,600	58,606
	Embotelladora Arca S.A.B. de C.V., Mexico	90,706	345,431
# *	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	1,641,255
*	Gruma S.A.B. de C.V. ADR	11,100	132,645
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	422,888
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	2,600	133,588
#	Grupo Continental S.A.B. de C.V.	73,000	195,663
	Grupo Elektra S.A. de C.V.	9,384	370,088
#	Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,486,979
#	Grupo Financiero Inbursa S.A. de C.V. Series O	97,600	373,104
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	66,561	435,368
# *	Grupo Iusacell S.A.B. de C.V.	10,992	125,645
	Grupo Mexico S.A.B. de C.V. Series B	288,643	2,162,088
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	2,242,720
# *	Industrias CH S.A.B. de C.V. Series B	130,400	669,709
#	Industrias Penoles S.A.B. de C.V.	30,200	880,859
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	610,967
# *	Organizacion Soriana S.A.B. de C.V. Series B	112,500	419,707
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	2,122,830
#	TV Azteca S.A. de C.V. Series A	362,269	245,732
	Vitro S.A.B. de C.V.	59,300	107,915
#	Vitro S.A.B. de C.V. Sponsored ADR	18,783	101,804
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	432,424	1,911,604

TOTAL — MEXICO			33,612,287

PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
	Aboitiz Equity Ventures, Inc.	913,000	150,168
	Ayala Corp. Series A	34,716	279,837
	Ayala Land, Inc.	1,462,560	359,973
	Bank of the Philippine Islands	263,400	319,409
*	Belle Corp.	3,468,000	68,110
*	Benpres Holdings Corp.	1,500,000	76,135
	DMCI Holdings, Inc.	467,000	70,437
*	EEI Corp.	385,000	24,684
*	Empire East Land Holdings, Inc.	2,890,000	38,321
*	Filinvest Land, Inc.	5,943,000	127,826

15

	First Philippines Holdings Corp.	187,600	141,484
*	Global Equities, Inc.	782,000	20,049
	International Container Terminal Services, Inc.	180,000	137,918
	Jollibee Food Corp.	111,400	110,700
	Macroasia Corp.	444,000	43,559
	Megaworld Properties & Holdings, Inc.	3,049,000	136,825
	Metro Bank & Trust Co.	217,000	193,707
*	Paxys, Inc.	100,000	9,608
	Petron Corp.	1,447,000	168,884
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	471,042
*	Philippine National Bank	36,800	29,883
	Philippine Stock Exchange, Inc.	2,800	38,760
*	Pilipino Telephone Corp.	472,000	81,996
	Rizal Commercial Banking Corp.	205,000	85,615
	Robinson’s Land Corp. Series B	387,900	93,221
	Security Bank Corp.	48,400	67,530
	Semirara Mining Corp.	89,400	102,270
	SM Development Corp.	657,360	33,062
	SM Prime Holdings, Inc.	2,317	424
	Union Bank of the Philippines	56,000	44,821
	Universal Robina Corp.	575,000	174,315

TOTAL — PHILIPPINES			3,700,573

POLAND — (3.2%)
COMMON STOCKS — (3.2%)
	Agora SA	16,098	260,952
	Apator SA	7,900	55,300
	Asseco Poland SA	33,953	985,360
	Bank Millennium SA	82,039	326,569
	Bank Pekao SA	27,551	2,394,840
*	Bank Przemyslowo Handlowy BPH SA	3,102	114,207
	Bank Zackodni WBK SA	5,862	442,456
*	Boryszew SA	12,909	32,942
*	Budimex SA	6,415	241,911
*	Cersanit SA	22,143	204,801
	Debica SA	5,044	202,392
	Decora SA	2,526	23,222
*	Echo Investment SA	145,930	434,009
	Elektrobudowa SA	467	42,305
*	Elstar Oils SA	11,468	38,468
	Eurocash SA	17,031	101,203
	Fabryki Mebli Forte SA	10,706	42,705
*	Getin Holdings SA	114,589	653,730
	Grupa Kety SA	6,543	327,297
	Grupa Lotos SA	29,914	461,202
	Impexmetal SA	57,865	92,215
*	Koelner SA	4,517	51,965
	Kredyt Bank SA	36,752	333,548
*	Lentex SA	2,453	19,951
*	LPP SA	181	185,188
*	MNI SA	20,297	28,061

16

*	Mondi Packaging Paper Swiecie SA	3,576	84,634
	Mostostal Siedlce SA	93,750	284,098
*	Mostostal Zabrze Holding SA	27,205	106,525
*	Netia Holdings SA	94,525	144,273
	NG2 SA	6,516	139,500
*	Opoczno SA	4,884	76,378
	Orbis SA	17,644	438,655
*	PBG SA	1,937	283,726
*	Pekaes SA	6,340	37,986
	Pfleiderer Grajewo SA	14,659	142,182
*	Polski Koncern Miesny Duda SA	28,765	70,280
*	Polski Koncern Naftowy Orlen SA	134,711	2,486,031
*	Raciborska Fabryka Kotlow SA	52,524	254,402
*	Stalexport SA	75,249	94,178
	Ster-Projekt SA	18,313	56,202
	Sygnity SA	2,893	28,208
*	Synthos SA	284,348	130,801
	Telekomunikacja Polska SA	123,104	1,162,738
	TVN SA	42,400	366,034
*	Vistula SA	18,370	68,623
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	189,512
	Zelmer SA	2,897	69,379
TOTAL COMMON STOCKS			14,811,144

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights 05/28/08	15,068	4,657

TOTAL — POLAND			14,815,801

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	76,732	861,925
	Advtech, Ltd.	150,000	82,813
	Aeci, Ltd.	31,290	279,799
	Afgri, Ltd.	93,279	85,493
	African Bank Investments, Ltd.	152,368	489,954
	African Oxygen, Ltd.	24,114	82,410
	African Rainbow Minerals, Ltd.	27,214	1,072,689
*	AG Industries, Ltd.	40,000	7,356
	Allied Electronics Corp., Ltd.	25,999	146,748
*	Allied Technologies, Ltd.	13,100	103,132
	Anglo American Platinum Corp., Ltd.	7,217	1,257,445
#	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,008,910
	ArcelorMittal South Africa, Ltd.	74,475	2,442,757
	Argent Industrial, Ltd.	36,904	77,785
	Astral Foods, Ltd.	13,354	167,683
	Aveng, Ltd.	130,706	1,118,882
	AVI, Ltd.	96,172	184,747
	Avusa, Ltd.	47,345	84,084
*	Avusa, Ltd.	47,345	146,840
	Barloworld, Ltd.	86,675	1,171,842

17

	Bell Equipment, Ltd.	9,579	44,082
*	Bidvest Group, Ltd.	57,561	811,318
	Capitec Bank Holdings, Ltd.	8,261	33,119
	Cashbuild, Ltd.	5,454	40,048
	Caxton & CTP Publishers & Printers, Ltd.	71,319	117,512
	City Lodge Hotels, Ltd.	9,415	91,041
	Data Tec, Ltd.	72,684	293,146
	Dimension Data Holdings P.L.C.	288,760	299,370
	Discovery Holdings, Ltd.	57,770	182,133
	Distribution & Warehousing Network, Ltd.	48,452	89,005
*	Durban Roodeport Deep, Ltd.	83,302	67,416
	Enviroserv Holdings, Ltd.	80,399	129,547
*	Eqstra Holdings, Ltd.	48,616	86,252
	Exxaro Resources, Ltd.	23,945	494,885
	FirstRand, Ltd.	426,244	822,469
	Foschini, Ltd.	35,522	158,505
*	Freeworld Coatings, Ltd.	86,675	102,676
	Gold Fields, Ltd. Sponsored ADR	109,100	1,410,663
	Grindrod, Ltd.	147,335	512,749
	Group Five, Ltd.	20,621	142,333
*	Harmony Gold Mining Co., Ltd.	125,451	1,493,710
*	Highveld Steel & Vanadilum Corp., Ltd.	4,030	94,645
	Hudaco Industries, Ltd.	11,535	121,197
	Hulamin, Ltd.	28,666	87,986
	Iliad Africa, Ltd.	31,050	40,543
	Illovo Sugar, Ltd.	60,082	243,980
	Impala Platinum Holdings, Ltd.	76,976	3,286,971
	Imperial Holdings, Ltd.	48,616	338,233
	Investec, Ltd.	32,066	223,516
	JD Group, Ltd.	36,655	144,348
*	Johnnic Holdings, Ltd.	10,703	16,741
	Kumba Iron Ore, Ltd.	13,646	609,746
	Lewis Group, Ltd.	19,730	89,489
#	Liberty Group, Ltd.	35,047	336,183
	Massmart Holdings, Ltd.	20,186	185,715
*	Merafe Resources, Ltd.	203,701	101,658
	Metair Investments, Ltd.	63,407	104,560
*	Metorex, Ltd.	96,433	304,019
	Metropolitan Holdings, Ltd.	293,917	476,776
	Mr. Price Group, Ltd.	61,558	129,111
	Murray & Roberts Holdings, Ltd.	101,170	1,168,188
	Mustek, Ltd.	36,932	18,019
	Mvelaphanda Group, Ltd.	45,413	44,188
	Nampak, Ltd.	191,835	345,559
	Naspers, Ltd. Series N	53,303	1,244,005
	Nedbank Group, Ltd.	78,657	1,029,589
	New Clicks Holdings, Ltd.	141,130	261,725
	Northam Platinum, Ltd.	40,386	363,450
	Oceana Group, Ltd.	19,344	54,423
	Omnia Holdings, Ltd.	15,703	156,882
	Palabora Mining Co., Ltd.	9,070	180,953
	Peregrine Holdings, Ltd.	44,991	74,483

18

	Pick’n Pay Stores, Ltd.	34,367	133,809
	Pretoria Portland Cement Co., Ltd.	114,759	534,437
	PSG Group, Ltd.	39,269	104,323
	Reunert, Ltd.	39,464	287,752
	Sanlam, Ltd.	879,354	2,227,117
	Sappi, Ltd. Sponsored ADR	86,300	1,232,364
	Sasol, Ltd. Sponsored ADR	98,800	6,214,520
	Sentula Mining, Ltd.	44,064	91,696
	Shoprite Holdings, Ltd.	99,249	549,399
	Spur Corp., Ltd.	30,509	28,267
	Standard Bank Group, Ltd.	206,315	2,252,807
	Steinhoff International Holdings, Ltd.	349,367	897,950
	Super Group, Ltd.	139,700	96,554
	Telkom South Africa, Ltd.	62,209	1,119,461
#	Telkom South Africa, Ltd. Sponsored ADR	2,000	144,300
	The Spar Group, Ltd.	51,585	352,097
	Tiger Brands, Ltd.	37,062	763,770
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett, Ltd.	27,376	330,485
	Trans Hex Group, Ltd.	24,032	28,396
	Trencor, Ltd.	29,584	108,958
	Truworths International, Ltd.	95,666	287,586
	Wilson Bayly Holme-Ovcon, Ltd.	9,599	152,498
	Woolworths Holdings, Ltd.	180,486	267,848
TOTAL COMMON STOCKS			48,378,548

RIGHTS/WARRANTS — (0.0%)
*	AngloGold Ashanti, Ltd. Rights 06/23/08	7,145	66,098

TOTAL — SOUTH AFRICA			48,444,646

SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
	Asia Cement Manufacturing Co., Ltd.	520	32,330
	Bing Grae Co., Ltd.	1,910	67,689
	Byuck San Engineering and Construction Co., Ltd.	4,870	27,434
	Cheil Industrial, Inc.	6,560	338,979
	Cheil Worldwide, Inc.	830	191,024
	Chosun Refractories Co., Ltd.	920	86,045
#	CJ CGV Co., Ltd.	3,000	44,287
*	CJ Cheiljedang Corp.	1,068	276,469
#	Dae Sang Corp.	6,050	66,414
#	Daeduck Electronics Co., Ltd.	8,080	37,269
	Daegu Bank Co., Ltd.	18,890	278,886
	Daehan Flour Mills Co., Ltd.	130	24,482
	Daehan Synthetic Fiber Co., Ltd.	370	44,550
#	Daekyo Co., Ltd.	2,000	136,901
	Daelim Industrial Co., Ltd.	5,648	677,872
#	Daesung Industrial Co., Ltd.	1,020	148,168
#	Daewoo Engineering & Construction Co., Ltd.	11,692	204,482
#	Daewoo Motor Sales Corp.	6,140	183,131

19

#	Daewoo Securities Co., Ltd.	12,890	269,939
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,120	232,853
#	Daishin Securities Co., Ltd.	12,130	233,981
	Daou Technology, Inc.	12,970	93,644
	DC Chemical Co., Ltd.	1,918	732,264
	Dong Bu Insurance Co., Ltd.	3,090	126,542
	Dongbu Corp.	4,490	96,846
# *	Dongbu HiTek Co., Ltd.	3,064	25,246
#	Dongbu Securities Co., Ltd.	7,525	59,960
#	Dongbu Steel Co., Ltd.	7,830	111,785
	Dongkuk Steel Mill Co., Ltd.	10,380	472,554
	Dongwon Industries Co., Ltd.	810	103,028
	Dongwon Systems Corp.	26,530	60,654
#	Doosan Construction & Engineering Co., Ltd.	15,630	182,257
*	Doosan Corp.	1,630	335,858
#	Doosan Heavy Industries & Construction Co., Ltd.	1,505	179,188
#	Doosan Infracore Co., Ltd.	6,670	219,172
	E1 Corp.	800	95,568
	FNC Kolon Corp.	2,780	45,357
	Fursys, Inc.	2,910	71,588
	GS Engineering & Construction Corp.	4,060	510,967
	GS Holdings Corp.	9,777	455,896
#	Gwangju Shinsegae Co., Ltd.	470	59,784
	Halla Climate Control Corp.	18,630	198,996
	Hana Financial Group, Inc.	14,900	622,255
#	Handsome Corp.	3,871	47,547
	Hanil Cement Manufacturing Co., Ltd.	1,050	91,008
	Hanjin Heavy Industries and Construction Co., Ltd.	6,745	345,579
*	Hanjin Heavy Industry Co., Ltd.	2,494	72,438
#	Hanjin Shipping Co., Ltd.	9,310	424,668
	Hanjin Transportation Co., Ltd.	2,460	93,199
	Hankook Tire Manufacturing Co., Ltd.	22,380	321,757
#	Hankuk Glass Industries, Inc.	2,160	61,540
#	Hansol LCD, Inc.	1,327	47,697
# *	Hansol Paper Co., Ltd.	11,660	151,259
#	Hanwha Chemical Corp.	13,540	163,721
	Hanwha Corp.	5,836	236,950
# *	Hanwha Non-Life Insurance Co., Ltd.	5,540	85,866
	Hanwha Securities Co., Ltd.	11,216	104,644
	Honam Petrochemical Corp.	3,730	319,602
#	Hotel Shilla Co., Ltd.	11,370	262,866
# *	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,680	55,805
	Hwa Sung Industrial Co., Ltd.	2,740	30,738
# *	Hynix Semiconductor, Inc.	9,880	297,487
#	Hyosung T & C Co., Ltd.	5,590	427,802
#	Hyundai Auton Co., Ltd.	15,050	79,228
	Hyundai Cement Co., Ltd.	1,550	56,049
# *	Hyundai Corp.	2,910	76,319
	Hyundai Department Store Co., Ltd.	3,180	318,136
	Hyundai Development Co.	9,409	574,973
#	Hyundai Elevator Co., Ltd.	970	90,911
#	Hyundai Engineering & Construction Co., Ltd.	1,000	85,408

20

	Hyundai Heavy Industries Co., Ltd.	1,832	667,860
#	Hyundai Hysco	17,350	193,761
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	378,334
#	Hyundai Merchant Marine Co., Ltd.	5,930	211,981
#	Hyundai Mipo Dockyard Co., Ltd.	1,500	351,448
	Hyundai Mobis	4,540	404,618
#	Hyundai Securities Co., Ltd.	18,342	243,315
	Hyundai Steel Co.	8,090	650,304
	Jahwa Electronics Co., Ltd.	3,390	25,314
	Jeonbuk Bank, Ltd.	10,302	76,049
#	KCC Corp.	1,220	591,894
	Keangnam Enterprises, Ltd.	4,968	137,556
	KISWIRE, Ltd.	3,030	134,192
#	Kolon Engineering & Construction Co., Ltd.	5,350	63,421
*	Kolon Industries, Inc.	5,700	190,213
	Kookmin Bank Sponsored ADR	27,300	1,704,885
#	Korea Development Co., Ltd.	3,600	57,346
	Korea Electric Power Corp. Sponsored ADR	28,600	462,176
	Korea Electric Terminal Co., Ltd.	2,730	63,229
	Korea Exchange Bank	19,960	297,579
*	Korea Express Co., Ltd.	570	62,006
	Korea Gas Corp.	2,802	214,714
	Korea Investment Holdings Co., Ltd.	9,510	436,643
#	Korea Iron & Steel Co., Ltd.	2,200	194,457
	Korea Komho Petrochemical Co., Ltd.	5,710	270,988
#	Korea Line Corp.	1,671	331,269
	Korea Petrochemical Industry Co., Ltd.	1,240	54,498
	Korea Polyol Co., Ltd.	1,095	58,612
#	Korea Reinsurance Co., Ltd.	15,504	164,137
	Korea Zinc Co., Ltd.	1,375	175,633
	Korean Air Co., Ltd.	7,720	393,798
# *	KP Chemical Corp.	16,510	138,290
	KT Corp. Sponsored ADR	22,700	513,247
*	KT Freetel, Ltd.	17,730	499,367
*	KTB Network, Ltd.	14,150	120,027
	Kumho Electronics Co., Ltd.	1,734	61,824
#	Kumho Industrial Co., Ltd.	5,310	167,199
#	Kumho Tire Co., Inc.	8,000	79,203
	Kyeryong Construction Industrial Co., Ltd.	2,150	76,211
*	Kyobo Securities Co., Ltd.	7,700	168,366
	LG Chemical, Ltd.	12,361	1,175,753
	LG Corp.	10,630	831,284
	LG Dacom Corp.	8,670	176,861
#	LG Fashion Corp.	4,794	138,266
#	LG Household & Healthcare Co., Ltd.	1,300	272,508
#	LG International Corp.	6,355	124,094
	LG Phillips LCD Co., Ltd.	4,300	189,789
	LIG Insurance Co., Ltd.	12,890	286,813
	Lotte Chilsung Beverage Co., Ltd.	200	201,894
	Lotte Confectionary Co., Ltd.	220	247,628
# *	Lotte Midopa Co., Ltd.	9,270	108,041
#	Lotte Sam Kang Co., Ltd.	320	61,438

21

	LS Cable, Ltd.	3,950	374,553
	LS Industrial Systems Co., Ltd.	2,050	109,526
#	Meritz Fire Marine Insurance Co., Ltd.	9,452	95,976
	Meritz Securities Co., Ltd.	16,073	129,481
	Namyang Dairy Products Co., Ltd.	100	78,678
#	NCsoft Corp.	2,380	110,956
#	NH Investment & Securities Co., Ltd.	5,200	47,141
#	Nong Shim Co., Ltd.	600	105,069
	Nong Shim Holdings Co., Ltd.	590	39,814
#	ORION Corp.	740	148,418
	Ottogi Corp.	710	106,124
	Pacific Corp.	570	68,085
*	Pantech Co., Ltd.	917	—
#	Poong San Corp.	7,800	128,792
	POSCO ADR	23,868	3,261,562
	Pulmuone Co., Ltd.	1,500	71,284
	Pusan Bank	26,430	383,828
#	Pusan City Gas Co., Ltd.	3,630	80,720
#	S&T Daewoo Co., Ltd.	2,530	91,003
	S1 Corp.	3,680	209,062
*	Saehan Industries, Inc.	9,330	78,958
	Sambu Construction Co., Ltd.	660	32,691
	Samchully Co., Ltd.	740	150,971
	Samsung Corp.	19,687	1,314,000
	Samsung Electro-Mechanics Co., Ltd.	8,580	400,092
	Samsung Electronics Co., Ltd.	5,950	4,282,915
	Samsung Engineering Co., Ltd.	3,359	309,663
	Samsung Fine Chemicals Co., Ltd.	4,360	213,828
	Samsung Fire and Marine Insurance, Ltd.	2,990	649,060
	Samsung Heavy Industries Co., Ltd.	3,530	147,000
# *	Samsung SDI Co., Ltd.	5,960	461,377
#	Samsung Securities Co., Ltd.	7,640	548,640
	Samsung Techwin Co., Ltd.	5,760	340,857
#	Samyang Corp.	1,488	73,965
	Samyang Genex Co., Ltd.	990	66,192
#	Samyoung Electronics Co., Ltd.	5,990	62,845
#	Seah Besteel Corp.	2,920	60,151
	SEAH Holdings Corp.	750	86,314
	SEAH Steel Corp.	1,190	73,295
	Seoul City Gas Co., Ltd.	380	33,771
#	Seoul Securities Co., Ltd.	46,179	66,645
# *	Serim Paper Manufacturing Co., Ltd.	3,770	50,875
	Shin Young Securities Co., Ltd.	800	38,815
	Shinhan Financial Group Co., Ltd. ADR	14,100	1,418,037
	Shinsegae Co., Ltd.	810	470,467
	Sindo Ricoh Co., Ltd.	1,470	97,771
#	SK Chemicals Co., Ltd.	2,390	123,296
	SK Co., Ltd.	4,019	632,307
	SK Energy Co., Ltd.	8,400	1,045,151
	SK Gas Co., Ltd.	1,750	130,556
*	SK Networks Co., Ltd.	7,530	138,610
	SK Telecom Co., Ltd. ADR	21,400	486,208

22

#	SKC Co., Ltd.	7,170	155,325
	S-Oil Corp.	3,660	262,813
#	Solomon Mutual Savings Bank	3,417	30,205
# *	Ssangyong Cement Industry Co., Ltd.	16,190	175,233
	STX Corp.	1,790	132,212
	STX Engine Co., Ltd.	2,225	113,726
#	STX Shipbuilding Co., Ltd.	4,547	179,413
# *	Sung Shin Cement Co., Ltd.	6,390	65,183
#	Sungwon Corp.	9,220	111,077
	Sunkyong Securities Co., Ltd.	36,780	102,244
#	Tae Kwang Industrial Co., Ltd.	100	88,440
#	Taeyoung Engineering & Construction	15,600	141,075
#	Tai Han Electric Wire Co., Ltd.	7,280	321,851
	Tong Yang Investment Bank	10,109	140,973
*	Tong Yang Major Corp.	17,332	136,931
*	TRYBRANDS, Inc.	8,140	41,488
*	Union Steel Manufacturing Co., Ltd.	2,120	59,495
*	VGX International, Inc.	6,260	21,858
	Woongjin Coway Co., Ltd.	6,580	193,630
#	Woongjin Thinkbig Co., Ltd.	2,842	75,702
	Woongjin.Com Co., Ltd.	1,007	23,429
	Woori Financial Co., Ltd.	5,630	62,874
#	Woori Investment & Securities Co., Ltd.	13,790	292,782
	Youngone Corp.	13,330	121,665
	Youngpoong Corp.	210	95,990
TOTAL COMMON STOCKS			51,157,133

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	4,332	14,218
*	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd. Rights 06/10/08	5,803	1,577
TOTAL RIGHTS/WARRANTS			15,795

TOTAL — SOUTH KOREA			51,172,928

TAIWAN — (12.0%)
COMMON STOCKS — (12.0%)
*	A.G.V. Products Corp.	219,319	88,463
	Ability Enterprise Co., Ltd.	115,337	156,125
*	Accton Technology Corp.	136,000	62,280
	Acer, Inc.	132,965	276,156
#	Advanced Semiconductor Engineering, Inc. ADR	67,957	356,774
	Advantech Co., Ltd.	30,451	79,218
	Altek Corp.	51,549	84,430
	Amtran Technology Co., Ltd.	124,406	109,240
	Arima Communication Corp.	45,312	30,831
*	Arima Computer Corp.	358,000	59,684
	Asia Cement Corp.	355,560	661,326
	Asia Polymer Corp.	112,000	106,172
	Asustek Computer, Inc.	248,789	718,135
#	AU Optronics Corp. Sponsored ADR	46,609	887,435
	Audix Co., Ltd.	60,900	48,276

23

	Aurora Corp.	65,280	61,304
	Avision, Inc.	71,347	39,556
	Bank of Kaohsiung Co., Ltd.	159,000	87,923
	Basso Industry Corp., Ltd.	63,000	61,347
*	Behavior Tech Computer Corp.	50,800	19,909
*	Bes Engineering Corp.	588,000	201,250
*	Carnival Industrial Corp.	194,000	62,000
	Catcher Co., Ltd.	42,900	148,347
	Cathay Financial Holdings Co., Ltd.	329,000	841,655
	Cathay Real Estate Development Co., Ltd.	246,000	169,339
	Chang Hwa Commercial Bank	500,000	406,564
	Cheng Loong Corp.	224,000	88,462
	Cheng Shin Rubber Industry Co., Ltd.	93,090	159,398
	Cheng Uei Precision Industry Co., Ltd.	51,450	116,145
	Chi Mei Optoelectronic Corp.	411,680	561,911
*	Chia Hsin Cement Corp.	147,000	125,822
	Chicony Electronics Co., Ltd.	83,600	166,711
	China Airlines	439,743	230,150
	China Development Financial Holding Corp.	2,065,314	880,291
	China Electric Manufacturing Co., Ltd.	144,000	84,832
	China Hi-Ment Corp.	44,290	68,652
*	China Life Insurance Co., Ltd.	153,000	125,944
*	China Man-Made Fiber Co., Ltd.	359,000	124,647
	China Metal Products Co., Ltd.	31,351	53,592
	China Motor Co., Ltd.	208,035	163,293
*	China Petrochemical Development Corp.	438,000	266,042
	China Steel Chemical Corp.	53,550	147,435
	China Steel Corp.	662,180	1,132,819
	China Synthetic Rubber Corp.	111,000	144,534
*	Chinatrust Financial Holdings Co., Ltd.	847,000	864,534
	Chin-Poon Industrial Co., Ltd.	113,000	93,940
	Chroma Ate, Inc.	75,865	183,967
	Chun Yuan Steel Industrial Co., Ltd.	198,875	105,139
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	112,370
	Chung Hung Steel Corp.	96,000	82,107
	Chung Hwa Pulp Corp.	159,000	125,055
*	Chungwa Picture Tubes Co., Ltd.	1,688,000	566,582
*	Clevo Co.	59,600	98,704
*	CMC Magnetics Corp.	905,000	303,865
	Collins Co., Ltd.	66,000	28,242
	Compal Communications, Inc.	23,100	43,468
	Compal Electronics, Inc.	786,915	875,264
	Compeq Manufacturing Co., Ltd.	397,000	152,291
	Continental Engineering Corp.	139,000	102,157
*	Cosmos Bank Taiwan	317,800	29,725
	CTCI Corp.	139,877	120,220
	Cybertan Technology, Inc.	70,720	125,605
	Delta Electronics Industrial Co., Ltd.	135,450	387,028
	Depo Auto Parts Industrial Co., Ltd.	27,000	85,000
	D-Link Corp.	91,392	151,782
*	E.Sun Financial Holding Co., Ltd.	821,000	463,444
	Eastern Media International	246,000	97,959

24

*	Elitegroup Computer Systems Co., Ltd.	135,660	57,389
*	EnTie Commercial Bank	25,000	5,616
	Epistar Corp.	32,112	87,747
	Eten Information Systems, Ltd.	32,303	58,074
	Eternal Chemical Co., Ltd.	62,720	70,588
*	Eva Airways Corp.	446,000	261,289
	Everest Textile Co., Ltd.	110,000	28,419
	Evergreen International Storage & Transport Corp.	341,000	313,043
	Evergreen Marine Corp., Ltd.	298,000	262,413
	Everlight Electronics Co., Ltd.	35,017	123,979
	Far East Textile, Ltd.	493,100	767,932
	Far Eastern Department Stores, Ltd.	190,640	286,907
*	Far Eastern International Bank	332,628	125,370
	Federal Corp.	123,165	85,536
	Feng Hsin Iron & Steel Co., Ltd.	85,000	276,924
	Feng Tay Enterprise Co., Ltd.	98,304	80,031
	First Financial Holding Co., Ltd.	888,420	1,054,314
	First Hotel	90,520	112,992
	Formosa Chemicals & Fiber Co., Ltd.	221,000	527,052
	Formosa International Hotels Corp.	7,791	156,836
	Formosa Plastics Corp.	348,000	982,102
	Formosa Taffeta Co., Ltd.	190,000	210,098
	Formosan Rubber Group, Inc.	156,000	105,834
	Fortune Electric Co., Ltd.	60,000	103,309
	Foxconn Technology Co., Ltd.	36,800	213,962
	Fubon Financial Holding Co., Ltd.	664,000	791,363
	Giant Manufacture Co., Ltd.	52,000	147,152
	Giga-Byte Technology Co., Ltd.	196,000	171,711
	Globe Union Industrial Corp.	85,251	93,979
	Gold Circuit Electronics, Ltd.	118,000	88,957
	Goldsun Development & Construction Co., Ltd.	268,953	169,093
*	Grand Pacific Petrochemical Corp.	267,000	105,404
	Great Taipei Gas Co., Ltd.	177,000	131,592
	Great Wall Enterprise Co., Ltd.	78,727	111,553
	Greatek Co., Ltd.	66,960	85,098
	Hey Song Corp.	181,000	96,531
	High Tech Computer Corp.	23,400	623,495
	Highwealth Construction Corp.	50,365	74,801
	Hocheng Corp.	114,300	53,021
	Hon Hai Precision Industry Co., Ltd.	163,200	923,742
	Hong Tai Electric Industrial Co., Ltd.	68,000	54,812
	Hotai Motor Co., Ltd.	94,000	302,649
	Hsin Kuang Steel Co., Ltd.	61,592	101,417
	Hua Eng Wire & Cable Co., Ltd.	238,000	93,217
	Hua Nan Financial Holding Co., Ltd.	793,000	730,780
	Hung Ching Development & Construction Co., Ltd.	83,000	47,825
	Hung Poo Construction Corp.	73,730	117,441
	Hung Sheng Construction Co., Ltd.	115,000	119,808
	Ichia Technologies, Inc.	72,449	51,539
	Inernational Semiconductor Technology, Ltd.	81,809	38,386
	Infortrend Technology, Inc.	55,010	86,841
	Inventec Corp.	381,150	235,847

25

	Johnson Health Tech Co., Ltd.	21,600	39,820
*	Kao Hsing Chang Iron & Steel Corp.	140,000	56,235
	Kee Tai Properties Co., Ltd.	56,700	40,920
*	Kenda Rubber Industrial Co., Ltd.	148,035	112,586
	King Yuan Electronics Co., Ltd.	271,675	143,157
	Kingdom Construction Co., Ltd.	96,000	71,711
*	King’s Town Bank	278,000	96,961
*	King’s Town Construction Co., Ltd.	56,196	83,303
	Kinpo Electronics, Inc.	480,420	160,453
	Kinsus Interconnect Technology Corp.	41,800	109,440
	Knowledge-Yield-Excellence Systems Corp.	87,522	127,369
*	Kuoyang Construction Co., Ltd.	68,000	57,782
*	Kwong Fong Industries Corp.	174,000	57,851
	Lan Fa Textile Co., Ltd.	168,670	52,746
	Largan Precision Co., Ltd.	5,100	63,794
	Lee Chang Yung Chemical Industry Corp.	176,597	232,787
*	Leofoo Development Co., Ltd.	101,000	97,082
*	Li Peng Enterprise Co., Ltd.	143,000	44,477
	Lien Hwa Industrial Corp.	175,758	129,128
	Lite-On Technology Corp.	268,095	317,736
	Long Bon Development Co., Ltd.	135,000	73,290
	Long Chen Paper Co., Ltd.	201,737	84,329
	Lucky Cement Corp.	124,000	49,011
	Macronix International Co., Ltd.	828,307	395,776
	Makalot Industrial Co., Ltd.	22,035	47,342
	Mayer Steel Pipe Corp.	47,658	50,820
	Media Tek, Inc.	48,650	608,454
	Mega Financial Holding Co., Ltd.	1,973,000	1,545,707
	Mercuries & Associates, Ltd.	61,000	36,120
	Merry Electronics Co., Ltd.	26,383	62,678
	Microelectronics Technology, Inc.	177,000	108,415
	Micro-Star International Co., Ltd.	151,008	114,265
	Mitac International Corp.	220,161	188,864
	Nan Ya Plastic Corp.	415,000	962,514
	Nankang Rubber Tire Co., Ltd.	89,627	145,434
	Nantex Industry Co., Ltd.	89,250	105,495
	Nanya Technology Co., Ltd.	180,241	104,438
	National Petroleum Co., Ltd.	111,000	109,570
	Nien Hsing Textile Co., Ltd.	135,000	88,153
*	Optimax Technology Corp.	106,000	40,855
	Oriental Union Chemical Corp.	133,620	165,044
	Pan-International Industrial Corp.	69,667	133,781
	Phihong Technology Co., Ltd.	141,075	83,828
	Phoenix Precision Technology Corp.	124,614	77,722
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	65,443
	Pou Chen Corp.	193,774	189,154
	Prince Housing & Development Corp.	166,625	138,788
*	Qisda Corp.	249,600	223,935
	Quanta Computer, Inc.	162,180	256,330
	Radium Life Tech Corp.	23,792	33,982
	Realtek Semiconductor Corp.	59,475	180,057
*	Ritek Corp.	839,000	198,062

26

	Ruentex Development Co., Ltd.	56,000	56,903
	Ruentex Industries, Ltd.	165,000	168,453
	San Fang Chemical Industry Co., Ltd.	32,000	29,677
	Sanyang Industrial Co., Ltd.	230,000	138,967
	Sanyo Electric Co., Ltd.	110,000	125,840
	SDI Corp.	29,000	26,031
	Sheng Yu Steel Co., Ltd.	94,000	94,957
	Shihlin Electric & Engineering Corp.	79,000	107,375
*	Shihlin Paper Corp.	52,000	74,462
	Shin Kong Financial Holding Co., Ltd.	228,620	198,384
	Shinkong Co., Ltd.	104,340	64,562
*	Shinkong Synthetic Fibers Co., Ltd.	391,229	139,722
	Sigurd Microelectronics Corp.	77,611	44,462
	Silicon Integrated Systems Corp.	427,300	153,430
#	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,081	493,108
	Silitech Technology Corp.	18,581	63,624
	Sincere Navigation Corp.	82,000	165,770
	Sinkong Spinning Co., Ltd.	100,800	91,255
	SinoPac Holdings Co., Ltd.	404,000	183,527
	Sinyi Realty, Inc.	26,862	100,384
	Sitronix Technology Corp.	29,695	91,929
*	Solelytex Enterprise Corp.	41,000	33,965
	Southeast Cement Co., Ltd.	151,000	74,592
	Spirox Corp.	58,708	50,218
	Springsoft, Inc.	63,860	87,304
	Standard Foods Taiwan, Ltd.	98,000	94,547
	Sunplus Technology Co., Ltd.	94,086	118,536
	Sunrex Technology Corp.	89,117	107,834
	Synnex Technology International Corp.	120,200	314,837
*	T JOIN Transportation Co.	155,000	86,002
	Ta Chen Stainless Pipe Co., Ltd.	115,412	139,528
*	Ta Chong Bank, Ltd.	551,000	180,443
	Ta Ya Electric Wire & Cable Co., Ltd.	228,377	76,267
	Tah Hsin Industrial Corp.	71,000	58,798
*	Taichung Commercial Bank	164,404	80,090
	Tainan Spinning Co., Ltd.	335,000	171,553
*	Taishin Financial Holdings Co., Ltd.	1,150,000	537,569
*	Taiwan Business Bank	801,300	373,095
	Taiwan Cement Corp.	668,620	1,121,893
	Taiwan Cooperative Bank	805,137	878,393
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	141,406
	Taiwan Fu Hsing Industrial Co., Ltd.	83,000	50,104
	Taiwan Glass Industrial Corp.	149,040	185,549
*	Taiwan Kolin Co., Ltd.	292,000	98,983
	Taiwan Life Insurance Co., Ltd	70,400	115,446
	Taiwan Mask Corp.	142,000	82,484
	Taiwan Navigation Co., Ltd.	66,000	142,996
	Taiwan Secom Co., Ltd.	46,000	102,788
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,234	2,807,929
	Taiwan Sogo Shinkong Security Co., Ltd.	37,370	38,092
	Taiwan Styrene Monomer Corp.	197,600	98,802
*	Taiwan Tea Corp.	85,000	60,747

27

	Taiyen Biotech Co., Ltd.	67,000	54,191
*	Tatung Co., Ltd.	256,000	143,231
	Teco Electric & Machinery Co., Ltd.	602,000	357,736
	Test-Rite International Co., Ltd.	85,624	54,799
	The Ambassador Hotel	78,000	148,670
	The First Insurance Co., Ltd.	100,100	55,337
	Ton Yi Industrial Corp.	286,000	155,756
	Tong Yang Industry Co., Ltd.	103,000	86,261
*	Tsann Kuen Enterprise Co., Ltd.	64,000	93,314
	TSRC Corp.	125,000	204,788
	TTET Union Corp.	67,000	90,123
	Tung Ho Steel Enterprise Corp.	122,000	255,023
	TYC Brother Industrial Co., Ltd.	75,074	51,493
	Tyntek Corp.	113,077	130,052
	U-Ming Marine Transport Corp.	83,000	268,463
*	Union Bank of Taiwan	439,000	100,692
	Uni-President Enterprises Corp.	392,200	555,195
	United Integration Service Co., Ltd.	114,000	105,392
	United Microelectronics Corp.	1,442,437	898,190
	Universal Scientific Industrial Co., Ltd.	226,231	149,046
	UPC Technology Corp.	202,459	145,165
	USI Corp.	289,000	195,912
*	Via Technologies, Inc.	192,000	111,219
	Walsin Lihwa Corp.	540,000	243,399
	Walsin Technology Corp., Ltd.	188,000	117,282
	Wan Hai Lines Co., Ltd.	179,000	159,697
	Waterland Financial Holdings	624,240	195,324
	Winbond Electronics Corp.	938,000	247,102
*	Wintek Corp.	262,000	214,739
	Wistron Corp.	181,242	309,992
	Wistron NeWeb Corp.	35,986	71,680
*	Wus Printed Circuit Co., Ltd.	200,000	61,247
*	Ya Hsin Industrial Co., Ltd.	263,000	—
	Yageo Corp.	677,000	220,961
	Yang Ming Marine Transport Corp.	387,067	296,257
	Yeung Cyang Industrial Co., Ltd.	39,963	38,730
	Yieh Phui Enterprise Co., Ltd.	417,345	213,022
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	408,040	188,031
	Yulon Motor Co., Ltd.	229,365	275,180
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,000	44,304
	Yung Tay Engineering Co., Ltd.	146,000	114,797
	Zig Sheng Industrial Co., Ltd.	192,402	50,695
	Zinwell Corp.	73,686	289,995
	Zyxel Communication Corp.	61,200	58,739

TOTAL — TAIWAN			55,376,504

THAILAND — (2.4%)
COMMON STOCKS — (2.4%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	41,445
	Advance Info Service PCL (Foreign)	124,900	374,758
	Amata Corp. PCL (Foreign)	178,300	93,279

28

	Asia Plus Securities PCL (Foreign)	775,000	74,889
	Asian Insulators PCL (Foreign)	110,000	23,696
	Asian Property Development PCL (Foreign) NVDR	503,100	103,732
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	44,793
	Bangkok Bank PCL (Foreign)	212,100	881,166
	Bangkok Expressway PCL (Foreign)	186,900	90,301
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	84,456
*	Bank of Ayudhya PCL (Foreign) NVDR	421,900	347,310
	Banpu PCL (Foreign)	17,300	259,806
	BEC World PCL (Foreign)	135,100	124,727
	Big C Supercenter PCL (Foreign) NVDR	69,300	115,162
	C.P. Seven Eleven PCL (Foreign)	359,300	121,628
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	78,271
	Capital Nomura Securities PCL (Foreign) NVDR	36,800	32,559
	Central Plaza Hotel PCL (Foreign)	110,000	19,295
	Ch. Karnchang PCL (Foreign)	199,900	43,062
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	178,456
	Dynasty Ceramic PCL (Foreign)	122,400	68,555
	Erawan Group PCL (Foreign)	670,600	91,628
	Golden Land Property PCL (Foreign) NVDR	104,600	22,855
#	Hana Microelectronics PCL (Foreign)	200,201	104,121
	Hermraj Land & Development PCL (Foreign)	3,184,300	120,532
	Home Product Center PCL (Foreign)	627,090	100,350
	Indorama Polymers PCL (Foreign)	179,900	53,978
	Italian-Thai Development PCL	462,000	120,849
*	Jasmine International PCL (Foreign)	1,111,200	15,388
	Kasikornbank PCL (Foreign)	288,400	754,393
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	127,961
	Kim Eng Securities Thailand PCL (Foreign)	127,600	89,137
	Krung Thai Bank PCL (Foreign)	1,605,300	444,613
	Krungthai Card PCL (Foreign)	68,000	47,921
	L.P.N. Development PCL (Foreign) NVDR	573,100	118,165
	Lalin Property PCL (Foreign)	113,500	11,666
	Land and Houses PCL (Foreign) NVDR	769,100	192,896
*	Loxley PCL (Foreign)	500,000	43,391
	Major Cineplex Group PCL (Foreign)	167,000	90,451
	MBK Development PCL (Foreign)	60,400	141,265
*	Nakornthai Strip Mill PCL (Foreign)	7,783,600	136,533
	Padaeng Industry PCL (Foreign) NVDR	40,900	35,872
	Power Line Engineering PCL (Foreign)	268,600	38,188
	Precious Shipping PCL (Foreign) NVDR	40,400	30,211
	Property Perfect PCL (Foreign)	188,600	27,163
	PTT Aromatics & Refining PCL (Foreign)	221,347	187,322
	PTT Chemical PCL (Foreign)	143,000	484,075
	Quality Houses PCL (Foreign)	2,416,600	193,358
	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	272,673
	Regional Container Lines PCL (Foreign)	148,500	111,049
#	Robinson Department Store PCL (Foreign)	233,400	86,192
	Rojana Industrial Park PCL (Foreign)	211,000	100,646
	Saha-Union PCL (Foreign)	105,000	60,748
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	68,985
	Samart Corporation PCL (Foreign)	275,000	66,856

29

	Samart I-Mobile PCL (Foreign)	1,568,000	100,367
	Sansiri PCL (Foreign)	299,400	32,248
*	Seamico Securities PCL (Foreign)	342,500	33,307
	Serm Suk PCL (Foreign) NVDR	81,500	44,393
*	Shinawatra Satellite PCL (Foreign)	437,500	125,212
	Siam Cement PCL (Foreign)	28,000	179,228
	Siam Commercial Bank PCL (Foreign)	232,400	643,668
	Siam Future Development PCL (Foreign)	67,000	24,330
	Siam Makro PCL (Foreign)	28,800	84,198
# *	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	50,928
	Supalai PCL (Foreign)	474,000	50,762
*	Tata Steel (Thailand) PCL (Foreign)	1,392,000	127,655
	Thai Oil PCL (Foreign)	131,200	258,403
	Thai Plastic & Chemicals PCL (Foreign)	194,000	138,508
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	80,874
	Thai Union Frozen Products PCL (Foreign)	100,000	56,009
	Thai Union Frozen Products PCL (Foreign) NVDR	74,500	41,726
	Thai Vegetable Oil PCL (Foreign)	178,375	121,863
	Thanachart Capital PCL (Foreign)	247,100	118,626
	The Siam Cement PCL (Foreign)	26,400	164,111
#	Thoresen Thai Agencies PCL (Foreign)	96,100	150,826
#	Ticon Industrial Connection PCL (Foreign)	154,200	80,196
	Tipco Asphalt PCL (Foreign)	57,500	29,551
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	18,237
	Tisco Bank PCL (Foreign) NVDR	158,200	117,329
*	TMB Bank PCL (Foreign)	3,890,337	156,835
	TPI Polene PCL (Foreign)	344,100	72,007
*	TT&T PCL (Foreign)	1,254,000	37,047
	Vanachai Group PCL (Foreign)	368,000	38,731
	Vinythai PCL (Foreign)	176,100	40,103
TOTAL COMMON STOCKS			11,010,055

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/17/10	1,772,868	4,910

TOTAL — THAILAND			11,014,965

TURKEY — (2.5%)
COMMON STOCKS — (2.5%)
	Akbank T.A.S.	125,495	555,283
	Akcansa Cimento Sanayi ve Ticaret A.S.	18,175	74,558
*	Akenerji Elektrik Uretim A.S.	17,004	152,069
*	Aksa Akrilik Kimya Sanayii A.S.	1	—
	Aksigorta A.S.	43,487	187,196
	Alarko Holding A.S.	38,696	99,667
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	10,454	51,884
	Anadolu Anonim Turk Sigorta Sirketi A.S.	58,405	69,031
*	Anadolu Cam Sanayii A.S.	49,376	110,207
	Anadolu Hayat Sigorta A.S.	25,000	83,634
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	23,565
	Arcelik A.S	38,867	162,599

30

*	Asya Katilim Bankasi A.S.	10,649	72,453
*	Ayen Enerji A.S.	30,683	63,638
	Aygaz A.S.	52,025	181,184
	Bagfas Bandirma Gubre Fabrikalari A.S.	100	14,299
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	3,000	10,791
	Bati Anabolu Cimento A.S.	11,013	55,573
	Bati Soeke Cimento Sanayi A.S.	19,207	27,916
	BIM BirlesikMagazalar A.S.	3,314	361,573
	Bolu Cimento Sanayii A.S.	25,029	32,044
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	21,386
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	15
*	Boyner Buyuk Magazacilik A.S.	37,438	47,305
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,987	41,658
	Bursa Cimento Fabrikasi A.S.	17,773	97,059
	Celebi Hava Servisi A.S.	3,006	18,342
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	31,207	44,134
	Cimsa Cimento Sanayi ve Ticaret A.S.	25,990	111,952
*	Dogan Gazetecilik A.S.	17,692	31,555
*	Dogan Sirketler Grubu Holding A.S.	203,336	238,545
*	Dogan Yayin Holding A.S.	75,954	132,702
	Dogus Otomotiv Servis ve Ticaret A.S.	25,665	86,771
	Enka Insaat ve Sanayi A.S.	45,357	545,551
	Eregli Demir ve Celik Fabrikalari Turk A.S.	206,375	1,324,694
	Ford Otomotiv Sanayi A.S.	27,677	249,873
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	45,076	44,089
*	Global Yatirim Holding A.S.	49,092	38,202
*	Goldas Kuyumculuk Sanayi A.S.	42,137	56,910
*	Goodyear Lastikleri T.A.S.	3,277	43,297
*	GSD Holding A.S.	94,810	95,516
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	76,367	129,163
	Izmir Demir Celik Sanayii A.S.	19,790	44,156
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	39,394	42,378
	Karton Sanayi ve Ticaret A.S.	715	38,192
*	Koc Holding A.S. Series B	123,068	346,965
	Konya Cimento Sanayii A.S.	1,536	57,421
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	38,971	70,066
	Mardin Cimento Sanayii ve Ticaret A.S.	20,145	86,122
*	Marmari Marti Otel Isletmeleri A.S.	48,805	32,443
*	Menderes Tekstil Sanayi ve Ticaret A.S.	125,330	41,096
	Migros Turk A.S.	24,100	403,668
*	Net Holding A.S.	81,850	44,252
	Nortel Networks Netas Telekomuenikasyon A.S.	2,260	30,420
	Otobus Karoseri Sanayi A.S.	4,986	61,760
	Pinar Entegre Et ve Un Sanayi A.S.	18,493	58,038
	Pinar Sut Mamulleri Sanayii A.S.	11,381	57,971
*	Tat Konserve Sanayii A.S.	19,075	56,676
*	Tekstil Bankasi A.S.	51,280	78,111
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	14,774	97,010
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	111,253
*	Trakya Cam Sanayii A.S.	73,879	107,280
	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	782,793
*	Turk Ekonomi Bankasi A.S.	41,500	43,815

31

*	Turk Sise ve Cam Fabrikalari A.S.	147,843	206,066
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	590,064
*	Turkiye Garanti Bankasi A.S.	170,945	783,913
	Turkiye Is Bankasi A.S.	251,515	1,038,819
	Ulker Biskuvi Sanayi A.S.	33,575	69,673
*	Vestel Elektronik Sanayi ve Ticaret A.S.	42,000	73,884
	Yapi Kredi Finansal Kiralama A.S.	24,714	52,300
	Yapi Kredi Sigorta A.S.	15,136	202,361
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	92,768
TOTAL COMMON STOCKS			11,589,617

RIGHTS/WARRANTS — (0.0%)
*	GSD Holding A.S. Rights 05/15/08	94,810	—

TOTAL — TURKEY			11,589,617

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $900,000 FHLMC 6.275%(r), 09/01/36, valued at $700,141) to be repurchased at $689,111	$689	689,000

SECURITIES LENDING COLLATERAL — (7.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $40,252,680 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 02/01/38, valued at $35,325,185) to be repurchased at $34,639,316	34,633	34,632,534

TOTAL INVESTMENTS - (100.0%)
(Cost $346,260,703)		$461,975,957

See accompanying Notes to Financial Statements.

32

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.9%)
Consumer Discretionary — (11.5%)
*	99 Cents Only Stores	1,500	$12,555
	Aaron Rents, Inc.	600	13,434
#	Abercrombie & Fitch Co.	200	14,520
	Advance Auto Parts, Inc.	900	36,270
*	Aftermarket Technology Corp.	300	6,717
	Ah Belo Corp.	300	2,850
* #	Amazon.com, Inc.	300	24,486
	American Axle & Manufacturing Holdings, Inc.	1,000	18,590
*	AnnTaylor Stores Corp.	500	13,690
*	Apollo Group, Inc. Class A	300	14,337
	Arbitron, Inc.	200	9,972
	ArvinMeritor, Inc.	1,000	14,970
*	AutoNation, Inc.	2,000	31,580
*	Autozone, Inc.	200	25,312
* #	Avatar Holdings, Inc.	100	3,467
	Barnes & Noble, Inc.	1,000	30,510
	Bebe Stores, Inc.	1,100	12,573
*	Bed Bath and Beyond, Inc.	500	15,930
	Belo Corp. Class A	1,500	14,340
	Best Buy Co., Inc.	500	23,345
*	Big Lots, Inc.	600	18,636
#	Black & Decker Corp.	400	25,880
*	Blockbuster, Inc. Class B	1,100	2,816
*	Blue Nile, Inc.	200	10,662
*	Bluegreen Corp.	600	4,128
	Blyth, Inc.	800	15,568
	Books-A-Million, Inc.	400	3,004
	BorgWarner, Inc.	800	41,368
	Brinker International, Inc.	1,400	30,702
	Brunswick Corp.	1,400	19,180
	Buckle, Inc.	300	13,749
	Bunge, Ltd.	300	35,811
*	Cabela’s, Inc.	900	12,465
*	Cache, Inc.	300	3,807
*	California Pizza Kitchen, Inc.	200	2,782
	Callaway Golf Co.	250	3,175
*	Career Education Corp.	800	14,632
* #	CarMax, Inc.	1,600	31,424
	Carnival Corp.	3,000	120,180
*	Carriage Services, Inc.	600	4,308
*	Carter’s, Inc.	400	5,960
	Cato Corp. Class A	200	3,094
*	Cavco Industries, Inc.	200	7,666

1

	CBRL Group, Inc.	200	5,890
	CBS Corp. Class A	100	2,153
	CBS Corp. Class B	2,900	62,582
* #	Charter Communications, Inc.	3,000	4,770
*	Cheesecake Factory, Inc.	1,100	22,033
	Choice Hotels International, Inc.	300	10,395
*	Citi Trends, Inc.	300	6,660
*	Coach, Inc.	300	10,890
*	Coinstar, Inc.	500	19,050
#	Columbia Sportswear Co.	400	17,528
	Comcast Corp. Class A	10,000	225,000
	Comcast Corp. Special Class A Non-Voting	4,600	102,534
* #	Conn’s, Inc.	300	5,181
*	Corinthian Colleges, Inc.	1,000	12,800
*	Cox Radio, Inc.	500	6,375
* #	Crown Media Holdings, Inc.	700	3,514
	CSS Industries, Inc.	200	5,896
*	Culp, Inc.	200	1,440
*	Deckers Outdoor Corp.	200	27,344
*	DG Fastchannel, Inc.	200	3,928
#	Dillards, Inc. Class A	1,000	16,280
*	DISH Network Corp.	200	7,022
	Disney (Walt) Co.	9,100	305,760
*	Dixie Group, Inc.	200	1,460
*	Dollar Tree, Inc.	200	7,380
* #	DreamWorks Animation SKG, Inc.	1,000	31,570
* #	Drew Industries, Inc.	200	4,396
#	E.W. Scripps Co.	700	32,970
*	Entravision Communications Corp.	250	1,335
	Ethan Allen Interiors, Inc.	400	11,216
	Family Dollar Stores, Inc.	1,300	27,820
* #	Fleetwood Enterprises, Inc.	600	2,496
	Foot Locker, Inc.	3,100	45,291
* #	Ford Motor Co.	6,900	46,920
*	Fossil, Inc.	400	12,684
*	Franklin Covey Co.	400	3,356
	Fred’s, Inc.	1,600	20,080
*	Fuel Systems Solutions, Inc.	300	8,364
#	Furniture Brands International, Inc.	1,900	26,714
*	GameStop Corp. Class A	300	14,880
	Gap, Inc.	1,400	25,550
#	General Motors Corp.	1,900	32,490
* #	Gentek, Inc.	200	5,862
	Gentex Corp.	800	14,048
	Genuine Parts Co.	900	39,609
*	Getty Images, Inc.	1,200	40,176
*	Great Wolf Resorts, Inc.	400	2,780
#	Group 1 Automotive, Inc.	200	5,208
*	GSI Commerce, Inc.	300	4,347
	Guess?, Inc.	200	8,166
*	Gymboree Corp.	200	9,228
	H&R Block, Inc.	500	11,670
	Hasbro, Inc.	2,200	79,728
	Haverty Furniture Co., Inc.	400	4,208
*	Hayes Lemmerz International, Inc.	1,100	4,312

2

	Hearst-Argyle Television, Inc.	400	8,508
*	Hibbett Sporting Goods, Inc.	200	4,204
*	Hillenbrand, Inc.	600	13,290
	Home Depot, Inc.	6,700	183,312
*	IAC/InterActiveCorp.	2,200	49,610
*	Iconix Brand Group, Inc.	900	13,050
	Idearc, Inc.	200	804
	Interface, Inc. Class A	500	7,080
	International Speedway Corp. Class A	500	22,190
*	Interpublic Group of Companies, Inc.	3,500	34,895
* #	iRobot Corp.	300	4,206
* #	ITT Educational Services, Inc.	200	14,526
*	Jack in the Box, Inc.	700	17,199
	Jackson Hewitt Tax Service, Inc.	300	4,206
*	Jakks Pacific, Inc.	400	9,440
*	Jo-Ann Stores, Inc.	500	11,255
	Jones Apparel Group, Inc.	200	3,364
* #	Jos. A. Bank Clothiers, Inc.	200	5,440
	Journal Communications, Inc. Class A	1,800	10,548
	Kenneth Cole Productions, Inc. Class A	500	7,800
*	Kohl’s Corp.	400	17,920
	La-Z-Boy, Inc.	900	5,715
*	Lear Corp.	1,400	36,050
#	Lee Enterprises, Inc.	600	4,080
#	Leggett & Platt, Inc.	2,000	38,200
	Libbey, Inc.	300	3,459
*	Liberty Global, Inc. Class A	600	21,510
*	Liberty Global, Inc. Series C	400	13,512
*	Liberty Media Corp. - Entertainment Class A	1,600	43,200
*	Liberty Media Holding Corp. Capital Class A	400	5,928
* #	LIFE TIME FITNESS, Inc.	200	8,004
	Limited Brands, Inc.	2,100	40,698
*	Lincoln Educational Services	400	4,968
*	LKQ Corp.	1,000	22,160
* #	Lodgenet Entertainment Corp.	200	1,302
	Lowe’s Companies, Inc.	2,500	60,000
*	Luby’s, Inc.	300	2,121
	Macy’s, Inc.	5,500	130,185
*	Maidenform Brands, Inc.	400	6,016
	Marine Products Corp.	600	4,902
	Marriott International, Inc. Class A	300	9,873
	Mattel, Inc.	2,100	42,294
	Matthews International Corp. Class A	400	19,044
	McGraw-Hill Companies, Inc.	200	8,298
	MDC Holdings, Inc.	600	24,378
*	Mediacom Communications Corp.	800	4,968
	Meredith Corp.	600	19,686
	Modine Manufacturing Co.	200	3,148
* #	Mohawk Industries, Inc.	600	45,048
	Monro Muffler Brake, Inc.	200	3,706
*	Morningstar, Inc.	200	14,190
* #	Netflix, Inc.	800	24,288
	Newell Rubbermaid, Inc.	2,600	52,208
	News Corp. Class A	4,000	71,800
	News Corp. Class B	1,800	33,480

3

	NIKE, Inc. Class B	400	27,348
	Nordstrom, Inc.	400	13,992
#	Nutri/System, Inc.	200	4,104
	Omnicom Group, Inc.	300	14,703
*	O’Reilly Automotive, Inc.	1,900	49,685
*	Outdoor Channel Holdings, Inc.	600	4,746
	Oxford Industries, Inc.	200	5,468
*	Pacific Sunwear of California, Inc.	600	5,700
*	Palm Harbor Homes, Inc.	400	3,028
* #	Panera Bread Co.	400	20,776
*	Perry Ellis International, Inc.	200	5,452
	PETsMART, Inc.	200	4,688
	Phillips-Van Heusen Corp.	700	31,801
#	Polaris Industries, Inc.	200	9,544
	Polo Ralph Lauren Corp.	500	34,925
	Pre-Paid Legal Services, Inc.	200	8,398
* #	Priceline.com, Inc.	200	26,906
*	Princeton Review, Inc.	300	2,304
*	Quiksilver, Inc.	1,700	14,518
*	R.H. Donnelley Corp.	200	1,086
	RadioShack Corp.	1,200	17,580
	RCN Corp.	600	7,266
*	Red Lion Hotels Corp.	500	4,340
*	Red Robin Gourmet Burgers, Inc.	200	6,722
	Regis Corp.	400	12,136
	Ross Stores, Inc.	200	7,324
	Ryland Group, Inc.	700	19,460
	Service Corp. International	3,300	35,310
#	Sherwin-Williams Co.	200	11,230
	Shiloh Industries, Inc.	500	4,960
	Sinclair Broadcast Group, Inc. Class A	500	4,485
	Skyline Corp.	200	5,344
* #	Smith & Wesson Holding Corp.	300	1,731
	Snap-On, Inc.	700	43,344
	Sonic Automotive, Inc.	800	14,920
*	Sonic Corp.	500	9,590
#	Sotheby’s Class A	200	5,364
	Spartan Motors, Inc.	400	3,612
	Speedway Motorsports, Inc.	200	5,098
*	Stamps.com, Inc.	200	2,920
*	Starbucks Corp.	500	9,095
	Starwood Hotels & Resorts Worldwide, Inc.	400	19,360
*	Steinway Musical Instruments, Inc.	100	2,745
	Sturm Ruger & Co., Inc.	300	2,292
#	Superior Industries International, Inc.	500	10,280
#	Target Corp.	1,400	74,704
#	Tempur-Pedic International, Inc.	300	3,222
*	Tenneco Automotive, Inc.	500	11,990
*	Texas Roadhouse, Inc.	1,200	13,236
*	The DIRECTV Group, Inc.	1,200	33,720
*	The Dress Barn, Inc.	1,000	15,470
	The Marcus Corp.	600	10,338
	The Men’s Wearhouse, Inc.	500	10,365
#	The New York Times Co. Class A	1,300	22,646
	The Stanley Works	400	19,432

4

* #	The Steak n Shake Co.	1,100	7,447
#	The TJX Companies, Inc.	800	25,648
#	Thor Industries, Inc.	600	16,176
	Tiffany & Co.	1,200	58,836
	Time Warner, Inc.	12,700	201,676
*	Toll Brothers, Inc.	1,400	29,498
*	Tractor Supply Co.	400	13,668
* #	True Religion Apparel, Inc.	300	7,584
*	TRW Automotive Holdings Corp.	1,600	39,920
	Tupperware Corp.	300	11,490
*	Tween Brands, Inc.	400	7,944
*	Under Armour, Inc. Class A	200	7,160
*	Unifi, Inc.	1,000	2,990
	Unifirst Corp.	200	9,600
*	Universal Electronics, Inc.	200	5,084
* #	Universal Technical Institute, Inc.	300	3,876
*	Urban Outfitters, Inc.	200	6,438
* #	Valassis Communications, Inc.	1,000	15,890
*	ValueVision Media, Inc. Class A	700	3,087
*	Viacom, Inc. Class B	600	21,492
*	Volcom, Inc.	200	5,066
*	Warnaco Group, Inc.	600	28,914
	Weight Watchers International, Inc.	200	8,362
	Wendy’s International, Inc.	500	14,830
	Whirlpool Corp.	700	51,576
	Wiley (John) & Sons, Inc. Class A	400	18,900
#	Williams-Sonoma, Inc.	1,000	25,420
	Wolverine World Wide, Inc.	600	17,226
#	World Wrestling Entertainment, Inc.	300	4,995
	Wyndham Worldwide Corp.	2,100	45,948
	Yum! Brands, Inc.	400	15,880
* #	Zale Corp.	200	4,356
Total Consumer Discretionary			5,020,830

Consumer Staples — (5.2%)
	Alberto-Culver Co.	900	23,787
	Andersons, Inc.	200	8,472
	Avon Products, Inc.	300	11,718
*	BJ’s Wholesale Club, Inc.	800	31,592
	Campbell Soup Co.	300	10,044
	Casey’s General Stores, Inc.	700	15,323
*	Chattem, Inc.	200	12,442
#	Chiquita Brands International, Inc.	800	19,472
	Clorox Co.	200	11,426
	Coca-Cola Enterprises, Inc.	5,000	100,700
	Colgate-Palmolive Co.	400	29,744
	ConAgra, Inc.	3,300	77,814
	Costco Wholesale Corp.	700	49,924
	CVS Caremark Corp.	5,000	213,950
*	Darling International, Inc.	800	12,888
	Del Monte Foods Co.	4,000	34,840
	Diamond Foods, Inc.	300	6,150
*	Elizabeth Arden, Inc.	400	6,004
	Estee Lauder Companies, Inc.	200	9,520
	Flowers Foods, Inc.	800	22,504

5

	General Mills, Inc.	600	37,920
* #	Green Mountain Coffee, Inc.	200	8,632
*	Hain Celestial Group, Inc.	500	14,385
	Heinz (H.J.) Co.	200	9,982
	Hormel Foods Corp.	700	26,453
	J & J Snack Foods Corp.	300	8,715
	J.M. Smucker Co.	700	36,953
	Kellogg Co.	300	15,543
	Kimberly-Clark Corp.	400	25,520
	Kraft Foods, Inc.	6,700	217,616
	Lancaster Colony Corp.	300	9,831
	Lance, Inc.	400	8,364
	Longs Drug Stores Corp.	500	23,710
*	Maui Land & Pineapple Co., Inc.	200	5,776
	McCormick & Co., Inc.	200	7,516
	Nash Finch Co.	200	7,648
	National Beverage Corp.	700	5,257
	Nu Skin Enterprises, Inc. Class A	800	13,712
*	Peet’s Coffee & Tea, Inc.	200	4,672
	PepsiAmericas, Inc.	700	17,059
	PepsiCo, Inc.	1,500	102,450
	Pilgrim’s Pride Corp.	800	20,800
*	Prestige Brands Holdings, Inc.	1,000	10,910
	PriceSmart, Inc.	300	7,062
	Procter & Gamble Co.	5,200	343,460
	Ralcorp Holdings, Inc.	300	18,000
	Ruddick Corp.	600	21,318
	Safeway, Inc.	2,700	86,049
	Sanderson Farms, Inc.	300	14,979
	Sara Lee Corp.	4,800	66,144
* #	Smithfield Foods, Inc.	1,300	40,677
* #	Spectrum Brands, Inc.	900	3,744
	SUPERVALU, Inc.	2,200	77,154
	Sysco Corp.	400	12,344
#	The Hershey Co.	300	11,757
	The Kroger Co.	700	19,348
#	Tootsie Roll Industries, Inc.	515	13,199
*	TreeHouse Foods, Inc.	500	13,065
	Tyson Foods, Inc. Class A	3,000	56,520
*	United Natural Foods, Inc.	500	10,635
	Walgreen Co.	1,000	36,020
	WD-40 Co.	200	6,928
	Weis Markets, Inc.	400	13,804
#	Whole Foods Market, Inc.	200	5,800
*	Winn-Dixie Stores, Inc.	900	16,245
	Wrigley (Wm.) Jr. Co.	200	15,426
Total Consumer Staples			2,257,416

Energy — (14.7%)
*	Allis-Chalmers Energy, Inc.	500	8,585
#	Alon USA Energy, Inc.	500	7,655
* #	Alpha Natural Resources, Inc.	600	49,008
	Anadarko Petroleum Corp.	2,300	172,431
	Apache Corp.	1,100	147,466
	Arch Coal, Inc.	700	45,437

6

*	Arena Resources, Inc.	400	20,028
	Atlas America, Inc.	300	20,589
*	ATP Oil & Gas Corp.	200	8,530
	Baker Hughes, Inc.	300	26,586
*	Basic Energy Services, Inc.	600	17,262
	Berry Petroleum Corp. Class A	500	27,000
*	Bill Barret Corp.	600	32,298
	BJ Services Co.	1,500	45,300
*	Brigham Exploration Co.	400	5,828
*	Bristow Group, Inc.	300	15,681
*	Bronco Drilling Co., Inc.	400	7,272
	Cabot Oil & Gas Corp.	1,100	66,275
*	Callon Petroleum Co.	400	10,368
*	Cameron International Corp.	400	21,292
	CARBO Ceramics, Inc.	300	14,307
*	Carrizo Oil & Gas, Inc.	200	13,392
* #	Cheniere Energy, Inc.	300	1,470
	Chesapeake Energy Corp.	2,600	142,402
	Chevron Corp.	7,200	713,880
	Cimarex Energy Co.	1,000	68,140
*	Clayton Williams Energy, Inc.	200	18,854
*	CNX Gas Corp.	300	12,477
*	Complete Production Services, Inc.	1,300	37,258
*	Comstock Resources, Inc.	600	34,410
	ConocoPhillips	6,700	623,770
	CONSOL Energy, Inc.	300	29,268
*	Contango Oil & Gas Co.	200	16,710
*	Dawson Geophysical Co.	100	6,829
* #	Delta Petroleum Corp.	900	19,890
	Devon Energy Corp.	2,100	243,474
	Diamond Offshore Drilling, Inc.	200	27,288
*	Dresser-Rand Group, Inc.	400	16,128
*	Dril-Quip, Inc.	200	11,668
*	Edge Petroleum Corp.	400	2,104
	El Paso Corp.	1,200	23,460
*	Encore Acquisition Co.	700	46,753
	ENSCO International, Inc.	800	57,464
	EOG Resources, Inc.	800	102,904
	Exxon Mobil Corp.	5,400	479,304
*	FMC Technologies, Inc.	200	14,370
*	Forest Oil Corp.	1,000	66,750
	Foundation Coal Holdings, Inc.	400	26,692
	Frontier Oil Corp.	200	6,022
* #	Goodrich Petroleum Corp.	200	8,520
*	Grey Wolf, Inc.	2,500	19,575
	Gulf Island Fabrication, Inc.	200	8,276
*	Gulfmark Offshore, Inc.	400	26,852
	Halliburton Co.	600	29,148
*	Harvest Natural Resources, Inc.	500	5,570
*	Helix Energy Solutions Group, Inc.	1,000	38,630
	Helmerich & Payne, Inc.	1,200	75,180
	Hess Corp.	1,100	135,091
	Holly Corp.	300	12,735
	Lufkin Industries, Inc.	200	15,956
	Marathon Oil Corp.	3,500	179,865

7

*	Mariner Energy, Inc.	1,200	39,240
	Massey Energy Co.	1,100	71,082
*	Matrix Service Co.	300	7,233
* #	McMoran Exploration Co.	400	12,768
*	Meridian Resource Corp.	2,100	4,662
*	Mitcham Industries, Inc.	200	4,256
*	NATCO Group, Inc. Class A	200	9,454
*	National-Oilwell, Inc.	89	7,415
*	Natural Gas Services Group	300	8,223
*	Newfield Exploration Co.	1,500	94,860
	Noble Energy, Inc.	1,700	165,665
	Occidental Petroleum Corp.	2,800	257,404
*	Oceaneering International, Inc.	100	7,136
*	Oil States International, Inc.	600	35,052
	Overseas Shipholding Group, Inc.	500	39,530
*	Parker Drilling Co.	1,500	13,410
	Patterson-UTI Energy, Inc.	1,800	56,664
	Peabody Energy Corp.	400	29,568
	Penn Virginia Corp.	500	31,510
*	PetroQuest Energy, Inc.	700	15,505
*	PHI, Inc. Non-Voting	200	7,844
*	Pioneer Drilling Co.	700	12,467
	Pioneer Natural Resources Co.	900	64,611
*	Plains Exploration & Production Co.	800	57,184
*	Pride International, Inc.	2,100	92,274
*	Quicksilver Resources, Inc.	800	29,144
	Range Resources Corp.	1,200	78,912
	Rowan Companies, Inc.	600	26,490
	RPC, Inc.	1,100	16,467
*	SEACOR Holdings, Inc.	300	26,694
	Smith International, Inc.	200	15,784
*	Southwestern Energy Co.	600	26,604
	St. Mary Land & Exploration Co.	1,100	56,056
*	Stone Energy Corp.	400	27,032
*	SulphCo, Inc.	600	2,208
	Sunoco, Inc.	700	31,129
*	Superior Energy Services, Inc.	700	37,583
*	Superior Well Services, Inc.	300	7,422
*	Swift Energy Corp.	600	34,584
#	Tesoro Petroleum Corp.	800	19,880
*	TETRA Technologies, Inc.	1,200	25,824
*	TGC Industries, Inc.	525	3,638
	The Williams Companies, Inc.	500	19,020
	Tidewater, Inc.	1,100	75,163
*	Trico Marine Services, Inc.	300	11,517
*	Union Drilling, Inc.	300	5,634
*	Unit Corp.	500	38,345
*	VAALCO Energy, Inc.	1,100	8,096
	Valero Energy Corp.	1,900	96,596
*	VeraSun Energy Corp.	1,800	12,240
	W&T Offshore, Inc.	1,000	55,760
*	Warren Resources, Inc.	1,000	13,520
*	W-H Energy Services, Inc.	200	17,106
*	Whiting Petroleum Corp.	600	56,118
	World Fuel Services Corp.	300	7,227
	XTO Energy, Inc.	2,625	167,002
Total Energy			6,381,539

8

Financials — (20.3%)
	1st Source Corp.	300	6,552
	Advanta Corp. Class A	200	1,580
	Advanta Corp. Class B	400	3,480
* #	Affiliated Managers Group, Inc.	200	20,500
	AFLAC, Inc.	800	53,704
*	Allegheny Corp.	104	39,052
	Allstate Corp.	2,800	142,632
*	Alphatec Holdings, Inc.	700	3,472
	AMBAC Financial Group, Inc.	600	1,878
#	American Capital Strategies, Ltd.	2,100	67,200
	American Express Co.	1,100	50,985
	American International Group, Inc.	10,620	382,320
	Ameriprise Financial, Inc.	800	37,808
*	Amerisafe, Inc.	300	4,767
	Anchor Bancorp Wisconsin, Inc.	300	4,209
	AON Corp.	1,700	80,223
	Associated Banc-Corp.	1,500	40,965
	Assurant, Inc.	900	61,227
#	ASTA Funding, Inc.	200	1,634
	Astoria Financial Corp.	1,700	40,562
	BancFirst Corp.	200	8,686
	BancorpSouth, Inc.	1,200	28,404
	BancTrust Financial Group, Inc.	400	4,024
	Bank of America Corp.	15,000	510,150
*	Bank of Florida Corp.	100	1,000
	Bank of Granite Corp.	400	4,068
	Bank of Hawaii Corp.	400	21,640
	Bank of the Ozarks, Inc.	200	4,874
	Banner Corp.	600	10,914
	BB&T Corp.	800	25,176
#	Bear Stearns Companies, Inc.	500	4,665
	Berkshire Hills Bancorp, Inc.	200	5,062
*	BGC Partners, Inc. Class A	600	5,352
	Blackrock, Inc.	400	89,996
	BOK Financial Corp.	800	46,584
	Boston Private Financial Holdings, Inc.	500	4,215
	Brookline Bancorp, Inc.	800	8,040
	Brown & Brown, Inc.	700	13,629
	Capital One Financial Corp.	1,400	67,368
	Capitol Bancorp, Ltd.	200	3,096
	Capitol Federal Financial	700	28,700
	Cardinal Financial Corp.	500	4,295
	Cash America International, Inc.	400	14,304
#	Cathay General Bancorp	700	10,766
	Chemical Financial Corp.	400	9,760
	Chubb Corp.	1,800	96,768
	Cincinnati Financial Corp.	2,000	70,040
	CIT Group, Inc.	1,000	10,000
	Citigroup, Inc.	16,800	367,752
	City Holding Co.	200	8,604
	City National Corp.	800	38,720

9

	CNA Financial Corp.	2,700	82,053
*	CNA Surety Corp.	800	11,704
	CoBiz Financial, Inc.	300	3,174
	Columbia Banking System, Inc.	200	5,346
	Commerce Bancshares, Inc.	1,340	58,853
	Commerce Group, Inc.	900	33,093
	Community Bank System, Inc.	400	9,652
	Community Trust Bancorp, Inc.	600	18,384
* #	CompuCredit Corp.	400	3,672
*	Conseco, Inc.	3,200	37,344
#	Corus Bankshares, Inc.	700	4,025
*	Cowen Group, Inc.	400	3,176
	Cullen Frost Bankers, Inc.	1,000	55,900
	CVB Financial Corp.	1,000	10,600
	Delphi Financial Group, Inc. Class A	600	17,334
	Dime Community Bancshares	500	9,090
*	Dollar Financial Corp.	300	5,979
	Donegal Group, Inc. Class A	800	14,328
#	East West Bancorp, Inc.	700	9,268
	Eaton Vance Corp.	200	8,510
	Erie Indemnity Co.	500	25,595
#	F.N.B. Corp.	1,204	18,048
	FBL Financial Group, Inc. Class A	400	10,740
	Federated Investors, Inc.	200	7,372
	Fidelity National Financial, Inc.	2,200	37,620
	Fifth Third Bancorp	1,800	33,660
	Financial Federal Corp.	1,000	24,290
*	First Acceptance Corp.	900	2,943
	First American Corp.	1,800	60,426
#	First Busey Corp.	300	5,466
*	First Cash Financial Services, Inc.	400	6,156
	First Commonwealth Financial Corp.	1,200	13,464
	First Community Bancshares, Inc.	200	6,798
	First Financial Bancorp	500	5,695
	First Financial Bankshares, Inc.	200	9,160
	First Financial Corp.	500	16,375
	First Financial Holdings, Inc.	200	5,016
#	First Marblehead Corp.	800	2,632
	First Midwest Bancorp, Inc.	700	18,270
	First Niagara Financial Group, Inc.	1,400	19,838
	First State Bancorporation	300	2,325
	FirstMerit Corp.	1,100	22,231
	Flushing Financial Corp.	300	5,886
	Franklin Resources, Inc.	200	20,244
#	Frontier Financial Corp.	800	11,760
#	Fulton Financial Corp.	2,000	25,240
	Gallagher (Arthur J.) & Co.	500	12,765
	GAMCO Investors, Inc.	100	5,309
	Genworth Financial, Inc.	4,400	97,240
	GFI Group, Inc.	800	9,472
#	Glacier Bancorp, Inc.	700	14,518
#	Great Southern Bancorp, Inc.	200	2,310
	Greene Bancshares, Inc.	200	3,874
	Grubb & Ellis Co.	500	2,860
*	Hallmark Financial Services, Inc.	400	5,080

10

#	Hancock Holding Co.	400	17,796
	Hanmi Financial Corp.	400	2,560
	Hanover Insurance Group, Inc.	800	36,880
	Harleysville Group, Inc.	500	19,505
	Harleysville National Corp.	600	8,136
	Hartford Financial Services Group, Inc.	1,400	99,498
	HCC Insurance Holdings, Inc.	1,700	40,477
	Heritage Commerce Corp.	200	3,184
	Hilb Rogal Hamilton Co.	500	15,480
	Home Federal Bancorp, Inc.	454	5,312
	Hudson City Bancorp, Inc.	3,000	53,400
#	Huntington Bancshares, Inc.	1,500	13,365
	IBERIABANK Corp.	200	10,548
	Independence Holding Co.	300	4,107
	Independent Bank Corp. (MA)	200	5,860
	Independent Bank Corp. (MI)	400	2,404
	Integra Bank Corp.	800	11,496
	International Bancshares Corp.	800	20,272
	Intervest Bancshares Corp.	200	1,754
*	Investment Technology Group, Inc.	500	21,050
*	Investors Bancorp, Inc.	1,500	21,435
#	Jefferies Group, Inc.	1,400	25,200
	Jones Lang LaSalle, Inc.	200	14,088
	JPMorgan Chase & Co.	11,500	494,500
	Kearny Financial Corp.	1,000	11,640
	KeyCorp	3,000	58,410
	K-Fed Bancorp	400	4,552
	Lakeland Bancorp, Inc.	920	13,561
	Legg Mason, Inc.	1,400	75,334
	Leucadia National Corp.	1,200	65,160
	Lincoln National Corp.	1,200	66,192
#	M&T Bank Corp.	1,300	112,658
	MainSource Financial Group, Inc.	300	5,034
*	MarketAxess Holdings, Inc.	400	3,128
	Marsh & McLennan Companies, Inc.	2,500	68,075
	MB Financial, Inc.	500	14,235
	MCG Capital Corp.	600	3,438
	Meadowbrook Insurance Group, Inc.	600	4,122
	Medallion Financial Corp.	500	4,825
#	Mercury General Corp.	600	30,516
	Merrill Lynch & Co., Inc.	1,200	52,704
	MetLife, Inc.	3,300	198,099
	Midwest Banc Holdings, Inc.	1,100	9,658
	Morgan Stanley	5,300	234,419
	Nara Bancorp, Inc.	400	5,088
*	Nasdaq Stock Market, Inc.	1,400	49,042
	National Interstate Corp.	200	4,592
	National Penn Bancshares, Inc.	700	11,984
	Nationwide Financial Services, Inc.	400	20,412
*	Navigators Group, Inc.	200	10,098
	NBT Bancorp, Inc.	600	14,712
	Nelnet, Inc. Class A	300	3,957
	New York Community Bancorp, Inc.	4,500	92,340
	NewAlliance Bancshares, Inc.	1,500	20,100
	Northern Trust Corp.	200	15,200

11

#	Northwest Bancorp, Inc.	700	17,171
	NYSE Euronext	900	57,528
	OceanFirst Financial Corp.	300	6,159
	Odyssey Re Holdings Corp.	1,000	37,540
	Old National Bancorp	1,100	19,228
	Old Republic International Corp.	3,300	49,665
	Old Second Bancorp, Inc.	200	3,798
	optionsXpress Holding, Inc.	300	6,852
#	Pacific Capital Bancorp	400	7,976
	PacWest Bancorp	400	8,432
	Park National Corp.	200	14,180
	Peoples Bancorp, Inc.	200	4,738
	People’s United Financial, Inc.	3,500	57,855
*	Philadelphia Consolidated Holding Corp.	800	29,800
*	Pico Holdings, Inc.	300	12,438
*	Pinnacle Financial Partners, Inc.	400	10,756
	PNC Financial Services Group, Inc.	500	32,125
* #	Portfolio Recovery Associates, Inc.	200	8,218
	Principal Financial Group, Inc.	1,100	59,268
#	PrivateBancorp, Inc.	300	11,364
*	ProAssurance Corp.	500	25,615
	ProCentury Corp.	200	3,522
	Progressive Corp.	1,200	24,072
	Prosperity Bancshares, Inc.	600	19,164
	Protective Life Corp.	1,000	41,980
	Provident Bankshares Corp.	400	3,824
	Provident Financial Services, Inc.	400	6,292
	Provident New York Bancorp	600	7,806
	Prudential Financial, Inc.	1,500	112,050
#	Raymond James Financial, Inc.	700	20,825
#	Regions Financial Corp.	2,400	42,768
	Reinsurance Group of America, Inc.	1,000	51,420
	Renasant Corp.	300	6,966
	RLI Corp.	300	15,342
	Rome Bancorp, Inc.	100	1,170
	S&T Bancorp, Inc.	300	9,753
	S.Y. Bancorp, Inc.	200	5,046
	SAFECO Corp.	800	53,600
	Safety Insurance Group, Inc.	200	7,732
	Sanders Morris Harris Group, Inc.	500	3,650
	Sandy Spring Bancorp, Inc.	200	5,296
	Schwab (Charles) Corp.	900	19,962
*	Seabright Insurance Holdings	800	12,256
	Seacoast Banking Corp. of Florida	300	3,225
	SEI Investments Co.	300	7,236
	Selective Insurance Group, Inc.	900	19,692
#	Sierra Bancorp	200	4,406
*	Signature Bank	400	11,416
	Simmons First National Corp. Class A	200	6,086
#	South Financial Group, Inc.	1,000	5,510
	Southwest Bancorp, Inc.	300	5,088
	StanCorp Financial Group, Inc.	800	43,992
	State Auto Financial Corp.	600	16,530
	Sterling Bancshares, Inc.	1,000	10,220
	Sterling Financial Corp.	700	6,216

12

	Stewart Information Services Corp.	300	7,095
*	Stifel Financial Corp.	300	17,127
	Suffolk Bancorp	200	6,732
*	Sun Bancorp, Inc.	945	10,338
	SunTrust Banks, Inc.	1,762	91,994
	Susquehanna Bancshares, Inc.	1,300	25,025
* #	SVB Financial Group	500	25,625
	SWS Group, Inc.	300	5,544
#	Synovus Financial Corp.	3,400	39,066
	T. Rowe Price Group, Inc.	200	11,584
	TCF Financial Corp.	1,900	31,388
*	TD Ameritrade Holding Corp.	1,000	18,110
*	Tejon Ranch Co.	200	7,982
#	Temecula Valley Bancorp, Inc.	300	1,806
#	The Colonial BancGroup, Inc.	1,800	11,034
	The Goldman Sachs Group, Inc.	700	123,487
	The Travelers Companies, Inc.	3,000	149,430
*	Thomas Weisel Partners Group, Inc.	400	2,728
	Tompkins Financial Corp.	200	9,080
	Torchmark Corp.	500	31,705
	Tower Group, Inc.	500	13,035
*	Tradestation Group, Inc.	500	5,265
	Transatlantic Holdings, Inc.	700	45,255
	TrustCo Bank Corp. (NY)	1,200	10,512
	Trustmark Corp.	1,000	19,960
	U.S. Bancorp	2,900	96,251
	UCBH Holdings, Inc.	1,400	6,832
	UMB Financial Corp.	600	31,302
#	Umpqua Holdings Corp.	1,100	15,334
	Union Bankshares Corp.	300	6,015
	UnionBanCal Corp.	800	40,048
	United Bankshares, Inc.	600	17,034
#	United Community Banks, Inc.	900	9,414
	United Financial Bancorp, Inc.	416	5,088
	United Fire & Casualty Co.	400	14,436
	Unitrin, Inc.	800	27,760
	Univest Corporation of Pennsylvania	500	12,280
	Unum Group	2,700	65,016
#	Valley National Bancorp	2,310	40,679
*	Virginia Commerce Bancorp, Inc.	440	2,662
	W. R. Berkley Corp.	1,400	37,926
#	Wachovia Corp.	6,400	152,320
	Waddell & Reed Financial, Inc.	300	10,608
	Washington Federal, Inc.	1,000	22,390
#	Washington Mutual, Inc.	2,900	26,158
	Washington Trust Bancorp, Inc.	200	4,734
	Webster Financial Corp.	1,100	28,567
	Wells Fargo & Co.	15,500	427,335
	Wesbanco, Inc.	500	11,000
	West Coast Bancorp	200	2,314
	Westamerica Bancorporation	300	16,650
	Whitney Holding Corp.	1,100	24,992
#	Wilmington Trust Corp.	1,100	36,234
	Wintrust Financial Corp.	500	15,590
*	World Acceptance Corp.	200	8,844
	Zenith National Insurance Corp.	700	28,245
Total Financials			8,834,941

13

Health Care — (2.9%)
*	Abiomed, Inc.	300	4,434
* #	Advanced Medical Optics, Inc.	1,000	24,220
* #	Affymetrix, Inc.	800	9,648
* #	Align Technology, Inc.	400	5,268
*	Allscripts Healthcare Solutions, Inc.	500	6,215
*	AMN Healthcare Services, Inc.	300	5,223
	Analogic Corp.	200	13,404
*	AngioDynamics, Inc.	300	4,647
	Applera Corp. - Applied Biosystems Group	300	10,428
*	Applera Corp. - Celera Group	1,000	12,880
* #	Arthrocare Corp.	300	13,233
*	Aspect Medical Systems, Inc.	400	2,140
	Bard (C.R.), Inc.	200	18,240
	Beckman Coulter, Inc.	500	34,695
	Becton Dickinson & Co.	200	16,890
*	Boston Scientific Corp.	2,600	34,554
*	Bruker BioSciences Corp.	1,000	11,640
*	Caliper Life Sciences, Inc.	900	3,222
*	Candela Corp.	600	1,494
*	Cantel Medical Corp.	600	6,420
*	Cardiac Science Corp.	500	4,720
*	Cepheid, Inc.	300	7,896
*	Cerner Corp.	200	9,074
*	Charles River Laboratories International, Inc.	800	51,424
*	Conmed Corp.	400	10,676
*	Cross Country Healthcare, Inc.	400	6,188
*	CryoLife, Inc.	250	2,895
*	Cutera, Inc.	200	2,048
*	Cynosure, Inc. Class A	200	4,906
	Datascope Corp.	200	8,544
	Dentsply International, Inc.	300	12,162
*	Dionex Corp.	100	7,292
*	Edwards Lifesciences Corp.	300	17,313
*	Emageon, Inc.	600	1,380
*	Endologix, Inc.	1,300	3,419
*	eResearch Technology, Inc.	200	3,198
* #	ev3, Inc.	700	6,965
* #	Genomic Health, Inc.	300	5,190
*	Gen-Probe, Inc.	200	11,388
*	Greatbatch, Inc.	300	5,625
*	Haemonetics Corp.	300	16,908
*	Henry Schein, Inc.	700	39,004
*	Hill-Rom Holdings, Inc.	600	18,450
*	Hlth Corp.	600	7,158
*	HMS Holdings Corp.	300	6,069
*	ICU Medical, Inc.	200	5,096
*	IDEXX Laboratories, Inc.	300	15,150
*	Illumina, Inc.	200	15,696
*	Immucor, Inc.	200	5,366
	IMS Health, Inc.	300	7,272
* #	Integra LifeSciences Holdings	200	8,404

14

	Invacare Corp.	400	7,272
*	Inventiv Health, Inc.	400	13,080
*	Invitrogen Corp.	1,000	45,960
*	IRIS International, Inc.	300	4,746
*	Kendle International, Inc.	200	7,558
*	Kensey Nash Corp.	200	5,876
*	Martek Biosciences Corp.	400	15,104
	McKesson Corp.	500	28,825
	Medtronic, Inc.	800	40,536
#	Mentor Corp.	200	6,302
	Meridian Bioscience, Inc.	200	5,866
*	Merit Medical Systems, Inc.	400	6,368
*	Millipore Corp.	100	7,265
*	MWI Veterinary Supply, Inc.	200	7,664
* #	NuVasive, Inc.	200	8,466
*	NxStage Medical, Inc.	400	1,940
* #	Omnicell, Inc.	300	3,984
*	Orchid Cellmark, Inc.	900	2,547
*	Parexel International Corp.	600	14,754
*	Patterson Companies, Inc.	200	6,802
*	PDI, Inc.	300	2,475
	PerkinElmer, Inc.	1,400	39,592
	Pharmaceutical Products Development Service, Inc.	200	8,842
*	Pharmanet Development Group, Inc.	300	5,064
*	Providence Service Corp.	200	5,290
*	PSS World Medical, Inc.	800	14,576
*	Quidel Corp.	300	5,121
*	Regeneration Technologies, Inc.	500	4,975
*	ResMed, Inc.	900	35,451
* #	Sirona Dental Systems, Inc.	1,200	35,592
*	Somanetics Corp.	300	5,304
*	SonoSite, Inc.	200	6,144
*	Spectranetics Corp.	400	4,360
*	St. Jude Medical, Inc.	200	8,150
* #	Stereotaxis, Inc.	400	2,108
	Steris Corp.	900	27,225
	Stryker Corp.	300	19,365
* #	SurModics, Inc.	200	8,968
*	Symmetry Medical, Inc.	500	7,405
*	Techne Corp.	200	15,700
*	Thermo Fisher Scientific, Inc.	800	47,216
*	Third Wave Technologies, Inc.	600	6,366
*	Thoratec Corp.	600	9,918
*	TriZetto Group, Inc.	300	6,441
*	Varian Medical Systems, Inc.	200	9,508
*	Varian, Inc.	300	16,647
	Vital Signs, Inc.	200	11,358
*	Waters Corp.	200	12,304
	West Pharmaceutical Services, Inc.	400	18,972
*	Wright Medical Group, Inc.	400	11,876
*	Zimmer Holdings, Inc.	200	14,560
*	Zoll Medical Corp.	300	10,875
Total Health Care			1,244,434

15

Industrials — (12.2%)
	3M Co.	700	54,292
	A.O. Smith Corp.	300	10,845
	AAON, Inc.	300	6,306
*	Acco Brands Corp.	700	10,738
	Actuant Corp.	600	21,906
*	AGCO Corp.	900	54,387
* #	Airtran Holdings, Inc.	1,200	3,600
	Alamo Group, Inc.	100	2,315
*	Alaska Air Group, Inc.	700	13,671
	Albany International Corp. Class A	400	13,844
	Alexander & Baldwin, Inc.	500	25,735
*	Allied Waste Industries, Inc.	2,800	37,716
*	Amerco, Inc.	300	17,853
#	American Science & Engineering, Inc.	200	10,244
	Ameron International Corp.	200	22,934
	Ametek, Inc.	200	10,260
	Ampco-Pittsburgh Corp.	200	9,332
	Angelica Corp.	300	6,513
	Apogee Enterprises, Inc.	300	7,122
	Arkansas Best Corp.	300	11,148
*	Astec Industries, Inc.	200	7,782
*	Atlas Air Worldwide Holding, Inc.	200	12,380
#	Avery Dennison Corp.	800	41,264
*	Avis Budget Group, Inc.	700	9,744
*	AZZ, Inc.	200	6,276
	B.F. Goodrich Co.	200	12,962
	Badger Meter, Inc.	200	9,830
*	Baker (Michael) Corp.	200	4,494
	Baldor Electric Co.	600	21,120
	Barnes Group, Inc.	600	19,164
	Barrett Business Services, Inc.	200	2,630
*	BE Aerospace, Inc.	800	27,960
#	Belden, Inc.	500	20,945
*	Blount International, Inc.	500	7,005
	BlueLinx Holdings, Inc.	700	3,332
	Brady Co. Class A	800	30,968
	Burlington Northern Santa Fe Corp.	1,200	135,660
	C.H. Robinson Worldwide, Inc.	300	19,350
	Carlisle Companies, Inc.	900	30,087
	Cascade Corp.	200	10,072
*	CBIZ, Inc.	900	7,668
	CDI Corp.	300	8,550
*	ChoicePoint, Inc.	400	19,472
	Cintas Corp.	800	23,616
	CIRCOR International, Inc.	300	16,023
	Clarcor, Inc.	600	26,052
*	Clean Harbors, Inc.	200	14,206
*	Columbus McKinnon Corp.	300	8,553
	Comfort Systems USA, Inc.	600	7,974
*	COMSYS IT Partners, Inc.	300	3,012
*	Continental Airlines, Inc.	900	12,969
#	Con-way, Inc.	400	19,524
*	Copart, Inc.	800	36,000
	Corporate Executive Board Co.	200	9,034
*	Corrections Corp. of America	1,900	48,982

16

*	CoStar Group, Inc.	200	9,380
*	Covanta Holding Corp.	1,400	39,158
*	CRA International, Inc.	200	6,974
	Crane Co.	800	36,520
	CSX Corp.	2,600	179,556
	Danaher Corp.	300	23,454
	Deere & Co.	400	32,536
	Donaldson Co., Inc.	300	15,444
	Dover Corp.	1,200	64,896
*	Dynamex, Inc.	200	5,014
	Dynamic Materials Corp.	200	8,676
	Eaton Corp.	200	19,336
	Electro Rent Corp.	400	5,648
*	EMCOR Group, Inc.	1,100	32,285
	Emerson Electric Co.	800	46,544
	Encore Wire Corp.	300	6,795
*	Energy Conversion Devices, Inc.	600	38,088
*	EnerSys	600	18,726
	Ennis, Inc.	300	5,667
*	EnPro Industries, Inc.	300	12,030
	Equifax, Inc.	1,100	41,976
* #	Evergreen Solar, Inc.	1,100	11,440
*	Exide Technologies	800	13,192
	Expeditors International of Washington, Inc.	400	18,832
*	Exponent, Inc.	200	6,524
#	Fastenal Co.	300	14,832
	Federal Signal Corp.	1,800	24,264
	FedEx Corp.	1,000	91,710
	Forward Air Corp.	300	11,115
#	Franklin Electric Co., Inc.	300	12,150
*	FTI Consulting, Inc.	400	24,024
*	FuelCell Energy, Inc.	800	8,104
*	Furmanite Corp.	600	5,442
	G & K Services, Inc. Class A	300	10,497
	GATX Corp.	600	29,586
*	Gehl Co.	200	3,200
	General Electric Co.	17,200	528,384
*	Genesee & Wyoming, Inc.	500	20,410
	Gorman-Rupp Co.	250	10,975
*	GP Strategies Corp.	500	4,980
	Graco, Inc.	200	8,080
#	Granite Construction, Inc.	400	14,584
	Greenbrier Companies, Inc.	200	5,250
	Hardinge, Inc.	200	2,810
	Harsco Corp.	400	25,328
	Healthcare Services Group, Inc.	400	7,056
	Heartland Express, Inc.	900	13,860
	Heico Corp. Class A	200	7,924
*	Hexcel Corp.	300	7,938
*	Hill International, Inc.	600	9,690
#	HNI Corp.	600	15,048
	Honeywell International, Inc.	500	29,810
#	Horizon Lines, Inc. Class A	300	3,771
*	Hub Group, Inc. Class A	400	14,432
	Hubbell, Inc. Class B	500	23,385

17

*	Hurco Companies, Inc.	100	3,623
*	Huron Consulting Group, Inc.	200	10,718
	IKON Office Solutions, Inc.	1,700	20,553
	Illinois Tool Works, Inc.	900	48,330
*	Innovative Solutions & Support, Inc.	300	2,322
*	Integrated Electrical Services, Inc.	200	3,652
*	Interline Brands, Inc.	600	10,716
*	Intersections, Inc.	500	4,690
	J.B. Hunt Transport Services, Inc.	700	24,388
* #	JetBlue Airways Corp.	1,600	6,352
	Joy Global, Inc.	200	16,846
*	Kadant, Inc.	300	8,019
	Kaman Corp. Class A	300	7,770
*	Kansas City Southern	900	44,964
	Kaydon Corp.	300	18,333
	Kelly Services, Inc. Class A	600	12,600
*	Kenexa Corp.	300	6,042
	Kennametal, Inc.	800	30,920
*	Key Technology, Inc.	200	7,314
*	Kforce, Inc.	600	5,550
*	Kirby Corp.	500	27,830
	Knight Transportation, Inc.	1,400	25,564
	Landstar Systems, Inc.	200	11,144
*	Layne Christensen Co.	200	10,226
*	Learning Tree International, Inc.	300	5,310
	Lennox International, Inc.	1,000	32,220
	Lincoln Electric Holdings, Inc.	400	32,992
	Lindsay Corp.	200	21,000
*	Mac-Gray Corp.	300	3,156
#	Masco Corp.	2,100	38,934
	McGrath Rentcorp.	300	8,289
* #	Middleby Corp.	200	11,418
	Mine Safety Appliances Co.	600	24,744
*	Mobile Mini, Inc.	500	12,085
*	Monster Worldwide, Inc.	500	12,345
	MSC Industrial Direct Co., Inc. Class A	500	27,250
	Mueller Water Products, Inc. Class B	1,400	13,860
*	Navigant Consulting, Inc.	800	16,120
*	NCI Building Systems, Inc.	200	6,248
	Norfolk Southern Corp.	1,800	121,284
*	Owens Corning, Inc.	2,100	54,243
*	P.A.M. Transportation Services, Inc.	300	4,398
	Paccar, Inc.	300	16,017
	Parker Hannifin Corp.	1,300	110,071
*	Park-Ohio Holdings Corp.	200	3,004
	Pentair, Inc.	1,100	41,173
	Pitney Bowes, Inc.	400	14,524
*	Plug Power, Inc.	1,463	4,594
*	Powell Industries, Inc.	200	10,694
*	Power-One, Inc.	1,200	3,648
	Precision Castparts Corp.	200	24,160
*	Quality Distribution, Inc.	600	2,100
*	Quanex Building Products Corp.	500	8,800
*	Quanta Services, Inc.	1,700	54,468
	Quixote Corp.	300	3,060

18

	R. R. Donnelley & Sons Co.	1,700	55,811
	Raven Industries, Inc.	200	7,550
*	RBC Bearings, Inc.	200	7,536
	Regal-Beloit Corp.	600	27,900
	Republic Services, Inc.	600	19,758
	Robbins & Myers, Inc.	400	16,196
	Rockwell Automation, Inc.	300	17,565
	Rollins, Inc.	600	9,546
	Roper Industries, Inc.	500	32,520
*	Rush Enterprises, Inc. Class A	400	6,472
	Ryder System, Inc.	700	51,401
	Schawk, Inc.	400	6,696
*	Shaw Group, Inc.	200	12,200
#	Simpson Manufacturing Co., Inc.	700	18,466
	Skywest, Inc.	800	12,368
	Southwest Airlines Co.	10,200	133,212
	SPX Corp.	300	39,864
	Standard Register Co.	400	4,752
*	Stericycle, Inc.	200	11,660
	Sun Hydraulics, Inc.	200	8,022
*	Superior Essex, Inc.	300	13,050
	Sypris Solutions, Inc.	600	2,694
	TAL International Group, Inc.	600	16,122
	Tecumseh Products Co. Class A	200	6,982
	Teleflex, Inc.	500	29,555
	Tennant Co.	200	7,034
*	Terex Corp.	200	14,270
*	Tetra Tech, Inc.	700	18,508
*	The Advisory Board Co.	200	9,234
	The Brink’s Co.	400	28,992
	The Dun & Bradstreet Corp.	100	9,138
*	The Geo Group, Inc.	800	18,392
*	Thomas & Betts Corp.	500	21,235
	Timken Co.	1,100	40,293
	Titan International, Inc.	300	11,859
#	Toro Co.	200	7,816
	Trane, Inc.	300	13,926
*	TrueBlue, Inc.	500	7,280
*	TurboChef Technologies, Inc.	400	2,692
	Twin Disc, Inc.	400	7,600
	UAL Corp.	1,400	11,956
*	Ultralife Batteries, Inc.	400	5,052
	Union Pacific Corp.	2,400	197,544
	United Parcel Service, Inc.	700	49,714
*	United Stationers, Inc.	400	16,936
	United Technologies Corp.	1,000	71,040
	Universal Forest Products, Inc.	300	10,179
	Viad Corp.	400	13,192
	Vicor Corp.	500	5,645
*	Volt Information Sciences, Inc.	300	4,488
	W.W. Grainger, Inc.	400	36,504
	Wabash National Corp.	600	5,148
	Wabtec Corp.	600	27,942
	Walter Industries, Inc.	300	27,972
*	Waste Connections, Inc.	800	26,264

19

	Waste Management, Inc.	1,140	43,240
#	Watsco, Inc. Class A	300	13,950
	Watson Wyatt & Co. Holdings	500	29,285
	Watts Water Technologies, Inc.	600	17,016
	Werner Enterprises, Inc.	1,000	18,940
*	WESCO International, Inc.	500	22,155
	Woodward Governor Co.	400	16,108
Total Industrials			5,299,863

Information Technology — (13.9%)
*	Activision, Inc.	500	16,875
*	Actuate Corp.	800	3,968
*	Adaptec, Inc.	1,600	5,168
*	ADC Telecommunications, Inc.	1,400	22,036
*	Adobe Systems, Inc.	600	26,436
	Adtran, Inc.	600	14,934
*	Advanced Analogic Technologies, Inc.	500	3,490
*	Advanced Micro Devices, Inc.	6,500	44,720
*	Advent Software, Inc.	200	8,594
*	Agilent Technologies, Inc.	400	14,956
	Agilysys, Inc.	300	3,132
	Altera Corp.	600	13,884
	American Software, Inc. Class A	250	1,635
*	Amkor Technology, Inc.	900	9,594
	Amphenol Corp.	300	13,989
*	Anadigics, Inc.	600	7,416
	Analog Devices, Inc.	500	17,555
* #	Anixter International, Inc.	500	32,505
*	Ansoft Corp.	200	7,296
*	Ansys, Inc.	400	18,920
*	Apple, Inc.	600	113,250
	Applied Materials, Inc.	1,400	27,734
*	Ariba, Inc.	900	13,356
*	Arris Group, Inc.	1,500	14,040
*	Arrow Electronics, Inc.	900	27,594
*	Aspen Technology, Inc.	600	8,640
* #	Atheros Communications	300	10,026
	Atlantic Tele-Network, Inc.	200	5,992
*	Atmel Corp.	4,400	19,668
*	ATMI, Inc.	500	14,965
*	Autodesk, Inc.	400	16,464
	Automatic Data Processing, Inc.	500	21,525
*	Avid Technology, Inc.	700	15,022
*	Avnet, Inc.	1,900	56,088
*	Avocent Corp.	700	13,811
	AVX Corp.	2,700	35,964
* #	Bankrate, Inc.	200	10,100
	Bel Fuse, Inc. Class B	200	5,238
*	Bell Microproducts, Inc.	800	2,120
*	Benchmark Electronics, Inc.	1,200	21,324
	Black Box Corp.	200	5,740
*	Blackboard, Inc.	200	7,576
*	BMC Software, Inc.	300	12,030
*	Bottomline Technologies, Inc.	400	3,980
*	Brightpoint, Inc.	400	3,940

20

*	Broadcom Corp.	500	14,345
*	Brocade Communications Systems, Inc.	3,500	28,210
	CA, Inc.	900	23,886
*	Cabot Microelectronics Corp.	300	11,130
*	Cadence Design Systems, Inc.	1,400	16,268
*	Callidus Software, Inc.	600	3,648
*	CEVA, Inc.	600	5,022
*	Checkpoint Systems, Inc.	700	18,179
*	Chordiant Software, Inc.	400	2,568
*	Ciena Corp.	1,000	30,560
*	Cirrus Logic, Inc.	800	5,248
*	Cisco Sytems, Inc.	7,800	208,416
*	Citrix Systems, Inc.	300	10,269
*	CMGI, Inc.	900	13,482
*	CNET Networks, Inc.	1,400	16,030
	Cognex Corp.	700	19,502
*	Cognizant Technology Solutions Corp.	400	14,112
*	Coherent, Inc.	400	12,108
	Cohu, Inc.	300	5,133
*	CommScope, Inc.	1,000	54,850
	Communications Systems, Inc.	200	2,210
*	Computer Sciences Corp.	2,400	117,960
*	Compuware Corp.	4,200	42,798
*	Concur Technologies, Inc.	200	7,334
*	Convergys Corp.	2,000	32,260
	Corning, Inc.	1,500	41,010
*	Credence Systems Corp.	1,238	1,337
* #	Cree, Inc.	1,300	33,046
*	CSG Systems International, Inc.	400	5,312
*	Cybersource Corp.	1,100	21,351
*	Cymer, Inc.	400	12,368
*	Cypress Semiconductor Corp.	1,500	41,820
	Daktronics, Inc.	200	4,038
*	DealerTrack Holdings, Inc.	200	4,208
*	Dell, Inc.	1,600	36,896
	Diebold, Inc.	600	23,676
*	Digital River, Inc.	500	20,030
*	Diodes, Inc.	400	11,292
*	Dolby Laboratories, Inc.	300	14,403
*	Dot Hill Systems Corp.	900	2,700
* #	DST Systems, Inc.	200	12,680
*	DTS, Inc.	200	6,700
*	Dycom Industries, Inc.	500	8,575
*	EarthLink, Inc.	1,700	16,320
*	eBay, Inc.	1,300	39,013
*	Echostar Holding Corp.	40	1,494
*	Electronic Arts, Inc.	300	15,060
	Electronic Data Systems Corp.	2,500	61,225
*	Electronics for Imaging, Inc.	800	13,256
*	EMC Corp.	2,100	36,624
* #	EMCORE Corp.	600	4,716
*	Emulex Corp.	1,000	14,020
*	Epicor Software Corp.	500	4,290
*	EPIQ Systems, Inc.	300	4,947
*	Equinix, Inc.	200	19,098

21

*	Euronet Worldwide, Inc.	700	13,692
*	Extreme Networks, Inc.	1,500	4,875
*	F5 Networks, Inc.	400	12,020
#	Factset Research Systems, Inc.	200	12,942
	Fair Isaac Corp.	800	20,216
*	Fairchild Semiconductor Corp. Class A	1,400	21,000
*	Faro Technologies, Inc.	200	5,734
*	FEI Co.	400	9,376
	Fidelity National Information Services, Inc.	1,100	44,308
*	Fiserv, Inc.	1,100	57,596
*	FormFactor, Inc.	400	8,732
*	Forrester Research, Inc.	400	12,084
*	Foundry Networks, Inc.	2,000	27,200
*	Gartner Group, Inc.	400	8,716
*	Gerber Scientific, Inc.	900	9,009
	Global Payments, Inc.	700	33,054
*	Greenfield Online, Inc.	400	5,096
*	Harmonic, Inc.	500	4,810
#	Heartland Payment Systems, Inc.	200	5,162
	Henry Jack & Associates, Inc.	500	11,900
	Hewlett-Packard Co.	2,600	122,356
*	Hittite Microwave Corp.	200	7,990
*	Hughes Communications, Inc.	300	13,917
*	Hutchinson Technology, Inc.	400	5,760
*	Hypercom Corp.	2,000	9,740
	iBasis, Inc.	500	1,675
*	iGATE Capital Corp.	600	5,130
*	Informatica Corp.	500	9,000
	InfoSpace, Inc.	400	3,652
*	Ingram Micro, Inc.	2,800	50,764
*	Insight Enterprises, Inc.	700	9,380
*	Integrated Device Technology, Inc.	2,200	24,816
*	Integrated Silicon Solution, Inc.	478	2,916
	Intel Corp.	5,700	132,126
*	Interactive Intelligence, Inc.	300	3,909
*	Internap Network Services Corp.	700	3,689
	International Business Machines Corp.	1,300	168,259
*	International Rectifier Corp.	800	18,544
*	Internet Capital Group, Inc.	500	5,030
	Intersil Corp.	800	22,296
*	Interwoven, Inc.	600	8,046
*	Intuit, Inc.	600	17,376
*	Iomega Corp.	1,000	3,840
*	iPass, Inc.	2,400	5,160
*	Iron Mountain, Inc.	1,400	42,042
*	Itron, Inc.	500	48,790
*	Ixia	1,200	9,708
*	IXYS Corp.	500	5,830
*	j2 Global Communications, Inc.	300	7,956
	Jabil Circuit, Inc.	1,200	15,264
*	JDA Software Group, Inc.	600	12,240
* #	JDS Uniphase Corp.	3,500	43,295
*	Juniper Networks, Inc.	1,400	38,528
*	Jupitermedia Corp.	800	1,488
	KLA-Tencor Corp.	1,500	69,180

22

*	Kopin Corp.	1,400	4,242
*	Kulicke & Soffa Industries, Inc.	600	4,248
*	L-1 Identity Solutions, Inc.	1,000	15,800
*	Lam Research Corp.	900	36,630
*	Lawson Software, Inc.	3,900	34,008
*	Lexmark International, Inc.	900	33,174
#	Linear Technology Corp.	400	14,708
*	Lionbridge Technologies, Inc.	1,300	3,159
*	Littlefuse, Inc.	300	11,337
*	LoJack Corp.	300	2,775
*	Loral Space & Communications, Inc.	200	3,878
*	LSI Corp.	3,900	28,353
*	Macrovision Solutions Corp.	939	12,705
*	Magma Design Automation, Inc.	400	3,020
*	Manhattan Associates, Inc.	200	5,080
*	Mattson Technology, Inc.	700	3,514
	Maxim Integrated Products, Inc.	500	11,050
	Maximus, Inc.	300	11,031
*	Maxwell Technologies, Inc.	400	5,460
*	McAfee, Inc.	800	29,000
*	MEMC Electronic Materials, Inc.	200	13,732
*	Mentor Graphics Corp.	1,200	13,980
	Methode Electronics, Inc.	500	5,720
	Micrel, Inc.	900	8,640
#	Microchip Technology, Inc.	400	14,736
*	Micron Technology, Inc.	9,700	78,279
*	Micros Systems, Inc.	400	13,188
*	Microsemi Corp.	1,000	27,400
	Microsoft Corp.	8,700	246,384
*	Moldflow Corp.	300	6,600
	Molex, Inc. Class A	500	13,225
	MoneyGram International, Inc.	600	816
*	Monolithic Power Systems	200	4,846
	Motorola, Inc.	3,900	36,387
*	MSC. Software Corp.	600	7,422
	MTS Systems Corp.	200	7,568
*	Nanometrics, Inc.	600	4,734
	National Instruments Corp.	400	12,704
	National Semiconductor Corp.	500	10,525
*	NCR Corp.	900	23,814
*	NetApp, Inc.	300	7,314
*	NETGEAR, Inc.	400	7,596
*	NetScout Systems, Inc.	500	6,355
* #	Network Equipment Technologies, Inc.	400	1,956
	NIC, Inc.	250	2,040
*	Novatel Wireless, Inc.	300	3,093
*	Novell, Inc.	5,400	38,232
* #	Novellus Systems, Inc.	1,600	38,224
*	Nu Horizons Electronics Corp.	400	2,300
*	Nuance Communications, Inc.	1,000	19,720
*	Nvidia Corp.	400	9,880
* #	OmniVision Technologies, Inc.	600	9,720
*	ON Semiconductor Corp.	2,580	25,516
*	Online Resources Corp.	400	3,880
*	Oplink Communications, Inc.	400	4,432

23

*	Oracle Corp.	4,800	109,632
*	Packeteer, Inc.	300	2,130
* #	Palm, Inc.	1,400	8,484
*	Parametric Technology Corp.	1,800	33,804
	Park Electrochemical Corp.	300	8,865
	Paychex, Inc.	300	10,365
*	PC Connection, Inc.	400	4,356
	PC-Tel, Inc.	700	6,923
*	PDF Solutions, Inc.	500	2,820
*	Perficient, Inc.	300	3,183
*	Perot Systems Corp.	1,900	31,388
*	Phoenix Technologies, Ltd.	100	1,070
	Plantronics, Inc.	500	12,145
*	Plexus Corp.	600	16,938
*	PLX Technology, Inc.	500	4,180
*	PMC-Sierra, Inc.	2,400	20,424
*	Polycom, Inc.	1,400	34,888
*	Powerwave Technologies, Inc.	1,800	7,254
*	Presstek, Inc.	800	4,992
*	Progress Software Corp.	500	15,570
	QAD, Inc.	600	4,596
*	QLogic Corp.	900	14,211
	QUALCOMM, Inc.	1,600	77,664
#	Quality Systems, Inc.	200	6,586
*	Quantum Corp.	2,300	3,933
*	Rackable Systems, Inc.	700	9,562
*	Radiant Systems, Inc.	500	6,780
*	RadiSys Corp.	300	3,009
*	Rambus, Inc.	400	8,264
*	RealNetworks, Inc.	2,000	14,600
*	Red Hat, Inc.	1,000	24,360
	Renaissance Learning, Inc.	100	1,495
*	RF Micro Devices, Inc.	3,400	13,600
*	Rofin-Sinar Technologies, Inc.	400	14,156
*	Rogers Corp.	200	7,838
*	Rudolph Technologies, Inc.	500	5,030
*	Salesforce.com, Inc.	200	14,462
*	Sandisk Corp.	1,200	33,972
*	Sapient Corp.	1,500	9,900
* #	SAVVIS, Inc.	200	3,336
*	ScanSource, Inc.	300	8,988
*	Secure Computing Corp.	900	4,797
*	Semtech Corp.	600	10,512
*	SI International, Inc.	200	4,900
* #	Sigma Designs, Inc.	200	3,700
*	Silicon Laboratories, Inc.	500	18,425
*	Silicon Storage Technology, Inc.	4,000	13,000
*	Skyworks Solutions, Inc.	3,500	36,155
	Soapstone Networks, Inc.	300	1,599
*	Sonic Solutions, Inc.	500	4,800
*	SonicWALL, Inc.	900	7,200
* #	Sonus Networks, Inc.	1,400	6,006
*	SPSS, Inc.	200	7,874
*	Standard Microsystems Corp.	300	9,780
*	STEC, Inc.	700	8,925

24

* #	Stratasys, Inc.	400	8,708
* #	Sun Microsystems, Inc.	1,475	19,101
*	Supertex, Inc.	200	5,060
*	SupportSoft, Inc.	900	3,357
*	Sybase, Inc.	1,300	41,626
*	Sycamore Networks, Inc.	5,645	19,137
*	Sykes Enterprises, Inc.	600	12,426
*	Symantec Corp.	4,100	89,093
* #	Synaptics, Inc.	200	8,554
*	SYNNEX Corp.	600	14,910
*	Synopsys, Inc.	2,300	60,605
	Syntel, Inc.	200	6,540
*	Take-Two Interactive Software, Inc.	600	16,242
*	Tech Data Corp.	900	32,931
	Technitrol, Inc.	600	11,970
*	Techwell, Inc.	300	3,966
*	Tekelec	600	10,074
*	Tellabs, Inc.	3,300	17,952
*	Teradyne, Inc.	1,300	17,862
* #	Terremark Worldwide, Inc.	700	4,410
*	Tessera Technologies, Inc.	300	6,321
	Texas Instruments, Inc.	1,400	45,472
*	The Knot, Inc.	400	4,644
*	TIBCO Software, Inc.	1,800	13,896
	Total System Services, Inc.	619	15,178
*	Trimble Navigation, Ltd.	1,900	75,696
*	Triquint Semiconductor, Inc.	1,900	12,654
*	Tyler Technologies, Inc.	600	9,456
*	Ultimate Software Group, Inc.	200	7,566
*	Ultratech, Inc.	400	6,404
	United Online, Inc.	1,100	13,453
* #	Universal Display Corp.	300	4,563
*	ValueClick, Inc.	1,500	30,165
*	Varian Semiconductor Equipment Associates, Inc.	200	7,606
*	Veeco Instruments, Inc.	600	11,538
*	VeriSign, Inc.	2,000	80,080
*	Vishay Intertechnology, Inc.	2,900	29,232
*	Vocus, Inc.	100	3,177
*	Websense, Inc.	600	10,554
*	Website Pros, Inc.	500	4,105
*	Western Digital Corp.	1,700	63,801
*	Wind River Systems, Inc.	1,000	10,820
*	Wright Express Corp.	200	6,396
	Xerox Corp.	4,300	58,394
	Xilinx, Inc.	500	13,600
* #	X-Rite, Inc.	400	704
*	Yahoo!, Inc.	1,300	34,788
*	Zygo Corp.	400	4,788
Total Information Technology			6,054,668

Materials — (6.0%)
*	AEP Industries, Inc.	200	5,240
	Air Products & Chemicals, Inc.	400	40,768
	Airgas, Inc.	400	23,668
	AK Steel Holding Corp.	200	14,200

25

	Albemarle Corp.	900	40,023
	Alcoa, Inc.	4,300	174,537
	Allegheny Technologies, Inc.	1,000	75,000
	AMCOL International Corp.	300	9,258
#	American Vanguard Corp.	300	4,011
*	Amerigon, Inc.	100	1,242
	Aptargroup, Inc.	600	26,832
	Arch Chemicals, Inc.	300	11,409
	Ashland, Inc.	700	37,569
	Ball Corp.	200	10,860
	Bemis Co., Inc.	1,200	31,920
*	Brush Engineered Materials, Inc.	200	6,682
#	Calgon Carbon Corp.	600	10,632
	Carpenter Technology Corp.	400	22,080
	Celanese Corp. Class A	300	14,610
*	Century Aluminum Co.	600	43,800
	CF Industries Holdings, Inc.	200	27,380
	Chemtura Corp.	3,900	34,047
* #	Coeur d’Alene Mines Corp.	7,900	24,727
	Commercial Metals Co.	1,000	36,600
*	Crown Holdings, Inc.	900	25,965
	Cytec Industries, Inc.	600	37,896
	Deltic Timber Corp.	200	10,780
	Dow Chemical Co.	5,700	230,280
	duPont (E.I.) de Nemours & Co., Inc.	1,500	71,865
	Eagle Materials, Inc.	600	21,510
	Eastman Chemical Co.	500	38,305
	Ecolab, Inc.	400	17,932
	Ferro Corp.	800	15,488
	FMC Corp.	400	29,592
* #	General Moly, Inc.	800	7,080
	Georgia Gulf Corp.	400	1,696
	Glatfelter Co.	800	12,464
	Greif, Inc. Class A	300	20,112
*	Hecla Mining Co.	1,500	13,530
	Hercules, Inc.	600	12,378
*	ICO, Inc.	400	2,816
	International Flavors & Fragrances, Inc.	200	8,392
	International Paper Co.	1,700	46,274
*	Ion Geophysical Corp.	1,500	24,585
	Kaiser Aluminum Corp.	200	12,830
	KMG Chemicals, Inc.	200	2,194
	Koppers Holdings, Inc.	200	8,636
	Louisiana-Pacific Corp.	1,400	16,996
	Lubrizol Corp.	400	22,440
#	Martin Marietta Materials, Inc.	100	11,669
	MeadWestavco Corp.	2,200	56,606
	Minerals Technologies, Inc.	300	20,883
	Nalco Holding Co.	800	19,456
	Neenah Paper, Inc.	300	6,375
#	NewMarket Corp.	200	15,654
	Newmont Mining Corp.	700	33,271
	NL Industries, Inc.	700	8,050
	Nucor Corp.	800	59,840
	Olin Corp.	800	18,000

26

	Olympic Steel, Inc.	200	12,996
*	OM Group, Inc.	400	17,392
*	Owens-Illinois, Inc.	300	17,166
	Packaging Corp. of America	1,400	36,456
*	Pactiv Corp.	1,500	36,945
*	Patriot Coal Corp.	40	4,325
	Penford Corp.	200	4,358
*	Peoplesupport, Inc.	200	1,850
*	PolyOne Corp.	2,000	15,480
	PPG Industries, Inc.	300	18,909
	Praxair, Inc.	300	28,518
	Reliance Steel & Aluminum Co.	400	27,188
	Rock-Tenn Co. Class A	700	24,983
*	Rockwood Holdings, Inc.	800	29,376
#	Rohm & Haas Co.	1,100	59,378
*	Rosetta Resources, Inc.	1,000	26,930
	Royal Gold, Inc.	300	9,222
	RPM International, Inc.	1,100	26,983
	Schnitzer Steel Industries, Inc. Class A	200	20,028
	Scotts Miracle-Gro Co. Class A	200	5,640
	Sealed Air Corp.	700	17,052
	Sensient Technologies Corp.	800	25,160
	Sigma-Aldrich Corp.	200	11,752
	Silgan Holdings, Inc.	200	11,446
*	Smurfit-Stone Container Corp.	2,900	19,517
	Steel Dynamics, Inc.	1,000	36,100
	Stepan Co.	200	8,178
*	Stillwater Mining Co.	500	7,175
	Terra Industries, Inc.	500	21,815
	Texas Industries, Inc.	200	14,580
*	The Mosaic Co.	400	50,128
*	U.S. Gold Corp.	1,000	2,160
*	United States Lime & Minerals, Inc.	200	7,450
	United States Steel Corp.	600	103,626
*	Universal Stainless & Alloy Products, Inc.	200	7,892
	Valspar Corp.	1,200	27,072
#	Vulcan Materials Co.	400	30,772
	Wausau Paper Corp.	1,900	18,050
	Westlake Chemical Corp.	900	15,615
	Weyerhaeuser Co.	1,000	62,330
Total Materials			2,610,928

Telecommunication Services — (3.1%)
*	American Tower Corp.	400	18,288
	AT&T, Inc.	10,900	434,910
*	Cbeyond, Inc.	200	3,710
*	Centennial Communications Corp.	800	6,056
	CenturyTel, Inc.	1,700	60,197
*	Cincinnati Bell, Inc.	2,500	10,525
	Citizens Communications Co.	2,600	30,316
* #	Cogent Communications Group, Inc.	300	4,935
	Consolidated Communications Holdings, Inc.	300	4,500
*	Crown Castle International Corp.	2,800	118,972
	FairPoint Communications, Inc.	585	5,265
*	General Communications, Inc. Class A	700	5,152

27

	Iowa Telecommunications Services, Inc.	300	5,766
*	NeuStar, Inc.	300	7,017
* #	Nextwave Wireless, Inc.	1,300	6,981
*	NII Holdings, Inc.	200	10,040
*	PAETEC Holding Corp.	600	5,304
*	Premiere Global Services, Inc.	700	10,605
#	Qwest Communications International, Inc.	1,500	7,275
#	Regal Entertainment Group	800	14,056
*	SBA Communications Corp.	300	11,166
	Sprint Nextel Corp.	9,400	87,984
*	Syniverse Holdings, Inc.	1,100	23,716
	Telephone & Data Systems, Inc.	300	14,301
	Telephone & Data Systems, Inc. Special Shares	200	8,780
*	Time Warner Telecom, Inc.	500	9,350
	Verizon Communications, Inc.	10,900	419,323
	Windstream Corp.	800	10,672
Total Telecommunication Services			1,355,162

Utilities — (3.1%)
	AGL Resources, Inc.	300	10,710
	Allegheny Energy, Inc.	300	16,425
	ALLETE, Inc.	200	8,884
	Alliant Energy Corp.	200	7,508
	Ameren Corp.	300	13,635
	American Electric Power Co., Inc.	300	12,699
	American States Water Co.	200	6,750
	Atmos Energy Corp.	600	16,434
	Avista Corp.	700	14,861
	Black Hills Corp.	500	17,620
	California Water Service Group	200	7,288
	CenterPoint Energy, Inc.	500	8,470
	Central Vermont Public Service Corp.	100	2,034
	CH Energy Group, Inc.	200	7,576
	Cleco Corp.	600	14,988
	CMS Energy Corp.	1,000	15,590
	Consolidated Edison, Inc.	400	16,520
	Dominion Resources, Inc.	400	18,520
	DPL, Inc.	500	14,210
	DTE Energy Co.	300	13,272
	Duke Energy Corp.	1,100	20,328
*	Dynegy, Inc.	800	7,536
	Edison International	300	15,969
*	El Paso Electric Co.	500	10,805
	Empire District Electric Co.	400	8,232
	Energen Corp.	200	14,990
	Entergy Corp.	200	24,154
	Equitable Resources, Inc.	200	14,046
	Exelon Corp.	600	52,800
	FirstEnergy Corp.	300	23,613
	FPL Group, Inc.	300	20,256
	Great Plains Energy, Inc.	400	10,492
#	Hawaiian Electric Industries, Inc.	600	15,828
	IDACORP, Inc.	300	9,198
	Integrys Energy Group, Inc.	300	15,405
	Laclede Group, Inc.	200	8,000

28

	MDU Resources Group, Inc.	300	9,909
	MGE Energy, Inc.	200	6,870
	Middlesex Water Co.	300	5,532
*	Mirant Corp.	1,500	60,930
	National Fuel Gas Co.	400	24,124
	New Jersey Resources Corp.	300	9,993
	Nicor, Inc.	200	8,166
	NiSource, Inc.	300	5,427
	Northeast Utilities, Inc.	300	7,833
	Northwest Natural Gas Co.	200	9,118
	NorthWestern Corp.	500	13,255
* #	NRG Energy, Inc.	1,400	58,226
	NSTAR	500	16,765
	OGE Energy Corp.	400	13,420
	Oneok, Inc.	200	10,012
	Ormat Technologies, Inc.	400	20,044
	Otter Tail Corp.	200	7,508
	Pepco Holdings, Inc.	300	8,112
	PG&E Corp.	300	11,877
#	Piedmont Natural Gas Co.	500	13,515
	Pinnacle West Capital Corp.	600	20,268
	Portland General Electric Co.	400	9,364
	PPL Corp.	300	15,393
	Progress Energy, Inc.	400	17,104
	Public Service Enterprise Group, Inc.	2,400	106,224
	Puget Energy, Inc.	500	13,995
	Questar Corp.	900	57,798
*	Reliant Energy, Inc.	1,900	48,564
	SCANA Corp.	200	8,028
	Sempra Energy	200	11,562
	Sierra Pacific Resources	1,300	17,641
	SJW Corp.	400	12,424
	South Jersey Industries, Inc.	200	7,650
	Southern Co.	600	21,720
	Southern Union Co.	500	13,300
	Southwest Gas Corp.	200	6,236
	Southwest Water Co.	600	6,180
#	TECO Energy, Inc.	900	18,333
	UGI Corp.	500	13,490
	UIL Holdings Corp.	300	9,720
	Unisource Energy Corp.	400	13,564
	Vectren Corp.	500	14,750
	Westar Energy, Inc.	600	14,400
	WGL Holdings, Inc.	400	13,956
	Wisconsin Energy Corp.	200	9,608
	Xcel Energy, Inc.	700	14,917
	York Water Co.	300	4,398
Total Utilities			1,356,869

TOTAL COMMON STOCKS			40,416,650

29

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	238,370	238,370

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.6%)

@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $2,767,381 FHLMC 5.000%, 03/01/38 & FNMA 5.994%(r), 10/01/37, valued at $2,673,466) to be repurchased at $2,596,106	$2,596	2,595,598

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $410,000 FNMA 5.500% 03/01/35, valued at $270,476) to be repurchased at $261,270	261	261,221

TOTAL SECURITIES LENDING COLLATERAL		2,856,819

TOTAL INVESTMENTS - (100.0%) (Cost $46,451,611)		$43,511,839

See accompanying Notes to Financial Statements.

30

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (87.6%)
Consumer Discretionary — (13.3%)
*	4Kids Entertainment, Inc.	174,600	$1,361,880
* #	99 Cents Only Stores	431,676	3,613,128
*	A.C. Moore Arts & Crafts, Inc.	71,719	501,316
	Aaron Rents, Inc.	42,771	957,643
*	Acme Communications, Inc.	134,576	201,864
	Acme United Corp.	1,631	22,818
*	Aftermarket Technology Corp.	117,732	2,636,019
	Aldila, Inc.	35,416	270,932
*	Alloy, Inc.	155,917	1,340,886
	American Axle & Manufacturing Holdings, Inc.	331,400	6,160,726
*	American Biltrite, Inc.	3,400	18,700
	American Greetings Corp. Class A	322,800	6,023,448
*	America’s Car-Mart, Inc.	75,137	1,239,009
#	Arctic Cat, Inc.	50,982	403,268
#	ArvinMeritor, Inc.	451,300	6,755,961
	Asbury Automotive Group, Inc.	150,600	2,480,382
*	Ashworth, Inc.	137,425	443,883
*	Audiovox Corp. Class A	158,237	1,686,806
*	AutoNation, Inc.	558,785	8,823,215
* #	Avatar Holdings, Inc.	68,053	2,359,398
*	Ballantyne of Omaha, Inc.	106,912	449,030
	Barnes & Noble, Inc.	81,300	2,480,463
	Bassett Furniture Industries, Inc.	68,130	816,879
	Beasley Broadcast Group, Inc.	49,173	231,113
	Belo Corp. Class A	393,299	3,759,938
*	Benihana, Inc. Class A	27,956	249,927
* #	Big Lots, Inc.	417,700	12,973,762
#	Blockbuster, Inc. Class A	536,300	1,742,975
*	Blockbuster, Inc. Class B	321,144	822,129
* #	Bluegreen Corp.	194,700	1,339,536
	Bob Evans Farms, Inc.	232,865	6,778,700
#	Bon-Ton Stores, Inc.	59,767	398,048
	Books-A-Million, Inc.	125,791	944,690
#	Borders Group, Inc.	68,075	417,980
	BorgWarner, Inc.	65,284	3,375,836
	Bowl America, Inc. Class A	11,089	155,523
#	Brookfield Homes Corp.	34,221	516,737
	Brown Shoe Company, Inc.	279,167	4,715,131
#	Brunswick Corp.	489,959	6,712,438
*	Buca, Inc.	45,242	22,621
#	Building Materials Holding Corp.	85,600	229,408
* #	Cabela’s, Inc.	111,922	1,550,120
*	Cache, Inc.	18,185	230,768

1

*	California Coastal Communities, Inc.	68,200	311,674
	Callaway Golf Co.	428,254	5,438,826
	Carmike Cinemas, Inc.	100,538	834,465
*	Carriage Services, Inc.	175,846	1,262,574
* #	Casual Male Retail Group, Inc.	65,076	266,161
*	Cavalier Homes, Inc.	104,513	239,335
*	Cavco Industries, Inc.	47,268	1,811,782
* #	Champion Enterprises, Inc.	3,900	32,565
*	Chromcraft Revington, Inc.	15,326	59,312
	Churchill Downs, Inc.	43,439	1,856,583
#	Cinemark Holdings, Inc.	63,800	923,186
#	Citadel Broadcasting Co.	182,618	321,408
	Coachmen Industries, Inc.	41,816	127,539
	Coast Distribution System, Inc.	17,974	86,275
	Cobra Electronics Corp.	16,580	54,051
	Collectors Universe, Inc.	35,149	334,618
*	Concord Camera Corp.	58,960	202,234
* #	Conn’s, Inc.	80,199	1,385,037
	Cooper Tire & Rubber Co.	442,300	4,856,454
	Courier Corp.	1,901	44,654
* #	Cox Radio, Inc.	146,400	1,866,600
	Craftmade International, Inc.	1,450	9,454
	CSS Industries, Inc.	39,700	1,170,356
*	Culp, Inc.	66,186	476,539
* #	Cumulus Media, Inc. Class A	173,277	909,704
*	Cybex International, Inc.	37,258	154,621
*	Cycle Country Accessories Corp.	8,138	13,021
	Decorator Industries, Inc.	2,200	6,512
*	dELiA*s, Inc.	5,027	12,819
	Delta Apparel, Inc.	22,086	65,595
*	Design Within Reach, Inc.	35,465	137,604
* #	DG Fastchannel, Inc.	1,889	37,100
*	Diedrich Coffee, Inc.	22,733	54,559
#	Dillards, Inc. Class A	435,846	7,095,573
*	Dixie Group, Inc.	125,399	915,413
*	Dorman Products, Inc.	72,079	684,750
	Dover Motorsports, Inc.	118,557	737,425
*	drugstore.com, Inc.	9,852	21,379
*	Duckwall-ALCO Stores, Inc.	15,200	200,488
*	Emerson Radio Corp.	271,098	322,607
	Emmis Communications Corp. Class A	128,030	380,249
	Entercom Communications Corp.	171,300	1,658,184
*	Entravision Communications Corp.	175,000	934,500
	Escalade, Inc.	8,613	53,831
	Finish Line, Inc. Class A	275,015	2,180,869
*	Fisher Communications, Inc.	8,214	288,476
*	Flanigan’s Enterprises, Inc.	5,679	44,637
	Flexsteel Industries, Inc.	21,697	249,515
	Foot Locker, Inc.	130,020	1,899,592
*	Franklin Covey Co.	87,755	736,264
*	Franklin Electronic Publishers, Inc.	35,803	75,902
	Fred’s, Inc.	291,446	3,657,647
	Frisch’s Restaurants, Inc.	11,039	300,702
	FTD Group, Inc.	210,347	3,102,618
*	Fuel Systems Solutions, Inc.	55,380	1,543,994

2

*	Full House Resorts, Inc.	7,714	16,817
#	Furniture Brands International, Inc.	210,758	2,963,257
*	GameTech International, Inc.	34,256	178,816
* #	Gander Mountain Co.	187,575	787,815
*	Getty Images, Inc.	240,822	8,062,721
*	G-III Apparel Group, Ltd.	95,865	1,590,400
*	Gottschalks, Inc.	149,821	319,119
	Gray Television, Inc.	208,328	837,479
	Gray Television, Inc. Class A	3,400	18,190
*	Great Wolf Resorts, Inc.	16,903	117,476
#	Group 1 Automotive, Inc.	125,300	3,262,812
#	Handleman Co.	8,478	9,326
*	Harris Interactive, Inc.	556,982	1,058,266
	Harte-Hanks, Inc.	67,200	910,560
*	Hartmarx Corp.	280,200	655,668
*	Hastings Entertainment, Inc.	77,276	646,800
#	Haverty Furniture Co., Inc.	121,800	1,281,336
*	Hawk Corp.	15,837	283,799
*	Hayes Lemmerz International, Inc.	737,404	2,890,624
	Hearst-Argyle Television, Inc.	45,260	962,680
*	Helen of Troy, Ltd.	180,880	3,232,326
*	Hollywood Media Corp.	118,128	283,507
*	Hot Topic, Inc.	18,805	98,726
* #	Hovnanian Enterprises, Inc. Class A	329,965	2,593,525
#	IHOP Corp.	105,680	4,955,335
	ILX Resorts, Inc.	23,500	71,675
*	Image Entertainment, Inc.	8,314	9,395
*	Infosonics Corp.	7,477	7,477
*	Interstate Hotels & Resorts, Inc.	217,604	768,142
	J. Alexander’s Corp.	39,844	290,463
*	Jaclyn, Inc.	3,685	17,872
*	Jakks Pacific, Inc.	213,554	5,039,874
* #	Jarden Corp.	134,565	2,523,094
*	Jo-Ann Stores, Inc.	159,200	3,583,592
	Johnson Outdoors, Inc.	103,198	1,605,761
	Jones Apparel Group, Inc.	263,600	4,433,752
	Journal Communications, Inc. Class A	331,328	1,941,582
#	Journal Register Co.	8,901	1,424
	KB Home	53,200	1,091,132
#	Kenneth Cole Productions, Inc. Class A	77,742	1,212,775
	Kimball International, Inc. Class B	180,974	1,909,276
	K-Swiss, Inc. Class A	23,684	379,418
	LaCrosse Footwear, Inc.	10,416	143,428
*	Lakeland Industries, Inc.	38,931	486,248
* #	Lakes Entertainment, Inc.	74,879	417,076
#	Landry’s Restaurants, Inc.	141,750	2,326,117
*	Lazare Kaplan International, Inc.	42,910	390,481
#	La-Z-Boy, Inc.	326,144	2,071,014
*	Lear Corp.	17,657	454,668
#	Lee Enterprises, Inc.	157,300	1,069,640
#	Leggett & Platt, Inc.	433,843	8,286,401
* #	Lenox Group, Inc.	47,154	34,422
	Libbey, Inc.	75,731	873,178
*	Liberty Media Holding Corp. Capital Class A	909	13,471
#	Lifetime Brands, Inc.	36,391	255,101

3

*	Lin TV Corp.	273,900	2,506,185
#	Lithia Motors, Inc. Class A	90,945	621,154
*	Live Nation, Inc.	12,947	196,147
*	Lodgian, Inc.	250,800	2,257,200
*	Luby’s, Inc.	218,010	1,541,331
#	M/I Homes, Inc.	105,014	1,803,090
*	Mace Security International, Inc.	92,969	164,555
* #	MarineMax, Inc.	124,500	1,218,855
*	Max & Erma’s Restaurants, Inc.	2,000	7,800
*	McCormick & Schmick’s Seafood Restaurants, Inc.	4,150	39,508
#	MDC Holdings, Inc.	141,122	5,733,787
*	Meade Instruments Corp.	159,497	215,321
#	Media General, Inc. Class A	87,300	1,330,452
* #	Meritage Homes Corp.	164,185	2,840,400
	Modine Manufacturing Co.	107,472	1,691,609
* #	Mohawk Industries, Inc.	47,100	3,536,268
	Monaco Coach Corp.	229,585	1,051,499
	Monro Muffler Brake, Inc.	15,147	280,674
*	Morton’s Restaurant Group, Inc.	623	5,077
*	Mothers Work, Inc.	41,526	504,956
	Movado Group, Inc.	150,827	3,318,194
* #	MTR Gaming Group, Inc.	64,134	346,324
* #	Multimedia Games, Inc.	194,770	1,059,549
*	Nathan’s Famous, Inc.	195	2,763
	National Presto Industries, Inc.	15,400	1,027,026
	Nautilus Group, Inc.	123,841	833,450
*	Navarre Corp.	25,339	44,850
* #	New Motion, Inc.	1,305	5,716
#	Noble International, Ltd.	33,086	188,259
	OfficeMax, Inc.	35,700	773,976
#	Orleans Homebuilders, Inc.	114,473	540,313
	O’Charleys, Inc.	255,759	2,838,925
* #	Outdoor Channel Holdings, Inc.	71,165	562,915
	Oxford Industries, Inc.	102,800	2,810,552
*	P & F Industries, Inc. Class A	2,025	9,092
* #	Palm Harbor Homes, Inc.	48,531	367,380
*	PC Mall, Inc.	125,762	1,627,360
	Pennichuck Corp.	1,935	44,892
	Penske Automotive Group, Inc.	310,400	6,484,256
*	Perry Ellis International, Inc.	96,783	2,638,305
	Phillips-Van Heusen Corp.	15,200	690,536
*	Phoenix Footwear Group, Inc.	68,046	112,276
* #	Pinnacle Entertainment, Inc.	114,370	1,586,312
*	Pomeroy IT Solutions, Inc.	78,383	469,514
*	Proliance International, Inc.	110,110	115,615
*	QEP Co., Inc.	16,059	112,252
*	Quiksilver, Inc.	95,332	814,135
* #	R.H. Donnelley Corp.	64,935	352,597
*	Radio One, Inc. Class D	125,607	146,960
* #	Rainmaker Systems, Inc.	14,300	56,485
*	RC2 Corp.	121,930	2,354,468
* #	Reading International, Inc. Class A	24,336	227,298
*	Reading International, Inc. Class B	5,338	55,115
*	Red Lion Hotels Corp.	95,176	826,128
*	Regent Communications, Inc.	248,481	243,511

4

	Regis Corp.	217,934	6,612,118
*	Rex Stores Corp.	113,415	1,905,372
*	Rockford Corp.	50,618	60,742
* #	Rocky Brands, Inc.	45,921	269,097
*	Rubio’s Restaurants, Inc.	50,779	259,988
	Ruby Tuesday, Inc.	8,400	62,832
	Russ Berrie & Co., Inc.	74,141	896,365
#	Ryland Group, Inc.	256,539	7,131,784
*	Saga Communications, Inc. Class A	129,804	610,079
	Salem Communications Corp.	59,051	145,856
	Sauer-Danfoss, Inc.	31,590	985,292
*	Scholastic Corp.	230,922	7,181,674
	Service Corp. International	275,800	2,951,060
	Shiloh Industries, Inc.	202,754	2,011,320
*	Shoe Carnival, Inc.	65,049	949,715
	Sinclair Broadcast Group, Inc. Class A	397,517	3,565,727
*	Skechers U.S.A., Inc. Class A	121,300	2,917,265
	Skyline Corp.	65,020	1,737,334
	Sonic Automotive, Inc.	172,451	3,216,211
* #	Source Interlink Companies, Inc.	279,256	332,315
* #	Spanish Broadcasting System, Inc.	337,401	475,735
	Speedway Motorsports, Inc.	207,485	5,288,793
*	Sport Chalet, Inc. Class A	140,842	598,578
*	Sport Chalet, Inc. Class B	6,806	27,632
	Sport Supply Group, Inc.	49,900	519,459
*	Sport-Haley, Inc.	7,995	17,149
	Stage Stores, Inc.	113,862	1,538,276
	Standard Motor Products, Inc.	74,266	631,261
#	Standard Pacific Corp.	512,741	1,610,007
	Stanley Furniture, Inc.	15,940	189,048
*	Steinway Musical Instruments, Inc.	83,100	2,281,095
*	Steven Madden, Ltd.	76,865	1,574,964
#	Stewart Enterprises, Inc.	495,236	3,417,128
*	Stoneridge, Inc.	189,023	3,162,355
	Strattec Security Corp.	15,643	589,741
#	Sturm Ruger & Co., Inc.	78,643	600,833
#	Superior Industries International, Inc.	169,400	3,482,864
	Superior Uniform Group, Inc.	38,136	342,843
	Syms Corp.	34,656	556,922
#	Systemax, Inc.	340,767	6,604,064
	Tandy Brand Accessories, Inc.	60,311	276,827
*	Tarragon Corp.	146,920	301,186
*	The Hallwood Group, Inc.	203	13,321
	The Marcus Corp.	122,589	2,112,208
#	The Pep Boys - Manny, Moe & Jack	461,500	4,144,270
* #	The Steak n Shake Co.	118,995	805,596
* #	The Walking Co. Holdings, Inc.	779	4,265
* #	Timberland Co. Class A	143,826	2,647,837
*	Toll Brothers, Inc.	483,170	10,180,392
*	Trans World Entertainment Corp.	142,510	383,352
*	Triple Crown Media, Inc.	10,028	7,421
*	TRW Automotive Holdings Corp.	252,090	6,289,645
*	Tuesday Morning Corp.	29,683	153,758
*	Unifi, Inc.	314,583	940,603
	Unifirst Corp.	109,600	5,260,800

5

*	Universal Electronics, Inc.	535	13,600
* #	Valassis Communications, Inc.	161,200	2,561,468
*	ValueVision Media, Inc. Class A	247,008	1,089,305
	Virco Manufacturing Corp.	29,154	145,770
*	Warnaco Group, Inc.	269,455	12,985,036
*	Wells-Gardner Electronics Corp.	3,197	5,371
*	West Marine, Inc.	223,261	1,004,674
*	Wilsons The Leather Experts, Inc.	156,066	21,849
	Wyndham Worldwide Corp.	140,300	3,069,764
#	Xerium Technologies, Inc.	201,967	943,186
* #	Zale Corp.	251,181	5,470,722
Total Consumer Discretionary			429,764,481

Consumer Staples — (4.4%)
#	Alico, Inc.	517	20,644
*	Alliance One International, Inc.	259,492	1,559,547
*	B&G Foods, Inc.	3,900	37,908
*	BJ’s Wholesale Club, Inc.	1,500	59,235
*	Bridgford Foods Corp.	2,290	15,274
#	Cal-Maine Foods, Inc.	104,808	3,270,010
* #	Caribou Coffee Co.	5,330	11,406
	Casey’s General Stores, Inc.	163,673	3,582,802
*	Central Garden & Pet Co.	36,857	294,856
*	Central Garden & Pet Co. Class A	109,800	819,108
#	Chiquita Brands International, Inc.	288,600	7,024,524
	Coffee Holding Co, Inc.	2,900	6,481
*	Collective Brands, Inc.	115,480	1,308,388
*	Constellation Brands, Inc. Class A	371,506	7,920,508
	Del Monte Foods Co.	730,935	6,366,444
	Farmer Brothers Co.	87,320	2,082,582
#	Gatehouse Media, Inc.	23,700	99,303
	Golden Enterprises, Inc.	25,486	59,892
	Griffin Land & Nurseries, Inc. Class A	3,500	121,730
* #	Hain Celestial Group, Inc.	232,932	6,701,454
#	Imperial Sugar Co.	75,503	1,094,793
	Ingles Market, Inc. Class A	47,763	1,163,507
	Inter Parfums, Inc.	17,450	439,216
	J & J Snack Foods Corp.	28,777	835,972
	J.M. Smucker Co.	85,596	4,518,613
	Lance, Inc.	59,973	1,254,035
* #	Maui Land & Pineapple Co., Inc.	6,289	181,626
#	MGP Ingredients, Inc.	137,591	1,018,173
*	Monterey Pasta Co.	153,364	378,809
#	Nash Finch Co.	157,694	6,030,219
*	Natural Alternatives International, Inc.	4,209	33,041
	Oil-Dri Corp. of America	31,461	539,556
*	Omega Protein Corp.	155,249	2,162,619
*	Pantry, Inc.	106,890	1,304,058
*	Parlux Fragrances, Inc.	161,564	544,471
	PepsiAmericas, Inc.	167,100	4,072,227
	Pilgrim’s Pride Corp.	529,215	13,759,590
*	Prestige Brands Holdings, Inc.	125,360	1,367,678
	PriceSmart, Inc.	191,442	4,506,545
*	Pyramid Breweries, Inc.	46,362	118,223
*	Redhook Ale Brewery, Inc.	117,683	529,573

6

	Ruddick Corp.	136,109	4,835,953
#	Sanderson Farms, Inc.	103,150	5,150,279
* #	Sanfilippo (John B.) & Son, Inc.	45,444	421,720
	Schiff Nutrition International, Inc.	42,958	269,347
	Seaboard Corp.	2,023	3,631,285
*	Seneca Foods Corp. Class A	200	4,180
*	Seneca Foods Corp. Class B	300	6,447
* #	Smithfield Foods, Inc.	478,273	14,965,162
	Spartan Stores, Inc.	85,500	2,050,290
	Tasty Baking Co.	62,402	365,052
*	TreeHouse Foods, Inc.	165,422	4,322,477
#	Universal Corp.	220,500	10,939,005
	Weis Markets, Inc.	111,458	3,846,416
*	Winn-Dixie Stores, Inc.	268,414	4,844,873
*	Zapata Corp.	35,186	243,839
Total Consumer Staples			143,110,965

Energy — (9.0%)
	Adams Resources & Energy, Inc.	18,927	631,594
* #	Allis-Chalmers Energy, Inc.	80,542	1,382,906
*	Basic Energy Services, Inc.	167,514	4,819,378
*	Bill Barret Corp.	18,886	1,016,633
*	Bois d’Arc Energy, Inc.	106,755	2,613,362
*	Brigham Exploration Co.	317,938	4,632,357
*	Bristow Group, Inc.	90,500	4,730,435
*	Bronco Drilling Co., Inc.	4,371	79,465
*	Callon Petroleum Co.	183,000	4,743,360
* #	Catalytica Energy Systems, Inc.	1,767	6,573
	Cimarex Energy Co.	268,634	18,304,721
*	Clayton Williams Energy, Inc.	3,696	348,422
*	Complete Production Services, Inc.	287,900	8,251,214
*	Comstock Resources, Inc.	271,600	15,576,260
*	Credo Petroleum Corp.	2,886	46,695
* #	Edge Petroleum Corp.	46,118	242,581
* #	Encore Acquisition Co.	140,602	9,390,808
*	Energy Partners, Ltd.	2,108	31,662
*	EXCO Resources, Inc.	429,729	10,717,441
*	Forest Oil Corp.	286,943	19,153,445
*	Geokinetics, Inc.	8,800	168,696
*	Geomet, Inc.	30,700	252,968
*	Grey Wolf, Inc.	490,430	3,840,067
	Gulf Island Fabrication, Inc.	19,550	808,979
*	Gulfmark Offshore, Inc.	116,421	7,815,342
*	Harvest Natural Resources, Inc.	101,400	1,129,596
#	Helmerich & Payne, Inc.	224,400	14,058,660
* #	Hercules Offshore, Inc.	142,709	4,840,689
*	HKN, Inc.	19,031	200,587
*	Hornbeck Offshore Services, Inc.	38,700	2,039,490
	Lufkin Industries, Inc.	8,217	655,552
*	Mariner Energy, Inc.	549,200	17,958,840
	Massey Energy Co.	132,920	8,589,290
*	Meridian Resource Corp.	476,465	1,057,752
*	Natural Gas Services Group	20,521	562,481
*	Newpark Resources, Inc.	621,800	4,383,690
*	Oil States International, Inc.	59,049	3,449,643

7

	Overseas Shipholding Group, Inc.	113,600	8,981,216
* #	Parker Drilling Co.	212,165	1,896,755
	Patterson-UTI Energy, Inc.	205,225	6,460,483
*	Petrohawk Energy Corp.	62,807	1,845,270
*	Petroleum Development Corp.	69,700	4,816,270
*	PHI, Inc. Non-Voting	109,423	4,291,570
*	Pioneer Drilling Co.	220,282	3,923,222
	Pioneer Natural Resources Co.	77,075	5,533,214
*	Plains Exploration & Production Co.	32,405	2,316,309
* #	Quest Resource Corp.	51,877	576,353
* #	Royale Energy, Inc.	16,500	95,535
*	SEACOR Holdings, Inc.	77,138	6,863,739
	St. Mary Land & Exploration Co.	20,000	1,019,200
*	Stone Energy Corp.	143,952	9,728,276
*	Swift Energy Corp.	152,170	8,771,079
	Tidewater, Inc.	78,489	5,363,153
* #	Trico Marine Services, Inc.	86,894	3,335,861
*	Union Drilling, Inc.	6,859	128,812
*	Unit Corp.	69,166	5,304,341
#	USEC, Inc.	633,038	4,412,275
* #	VeraSun Energy Corp.	363,784	2,473,731
#	W&T Offshore, Inc.	99,829	5,566,465
*	Whiting Petroleum Corp.	226,118	21,148,817
Total Energy			293,383,580

Financials — (19.9%)
	1st Independence Financial Group, Inc.	500	8,505
	1st Source Corp.	279,629	6,107,097
	21st Century Holding Co.	58,565	601,463
	Abington Bancorp, Inc.	158,743	1,592,192
	Advanta Corp. Class A	39,809	314,491
	Advanta Corp. Class B	181,582	1,579,763
	Affirmative Insurance Holdings, Inc.	20,359	157,986
*	Allegheny Corp.	22,356	8,394,678
	Alliance Financial Corp.	3,890	91,960
*	Alphatec Holdings, Inc.	5,700	28,272
*	AmComp, Inc.	68,111	755,351
	Amcore Financial, Inc.	160,715	1,575,007
	Ameriana Bancorp	1,045	9,071
	American Bancorp of New Jersey, Inc.	79,749	902,759
	American Equity Investment Life Holding Co.	418,680	4,425,448
	American Financial Group, Inc.	303,023	9,036,146
*	American Independence Corp.	20,558	136,916
	American National Bankshares, Inc.	2,000	35,520
	American Physicians Capital, Inc.	119,975	5,461,262
* #	AmeriCredit Corp.	349,800	4,753,782
	Ameris Bancorp	89,583	1,243,412
*	Amerisafe, Inc.	128,639	2,044,074
*	AmeriServe Financial, Inc.	224,244	670,490
#	Anchor Bancorp Wisconsin, Inc.	113,718	1,595,464
*	Appalachian Bancshares, Inc.	2,144	18,396
	Arrow Financial Corp.	51,793	1,165,342
#	Asset Acceptance Capital Corp.	66,875	942,269
	Associated Banc-Corp.	175,437	4,791,184
*	Atlantic American Corp.	20,450	29,243

8

	Atlantic Coast Federal Corp.	3,042	26,496
*	B of I Holding, Inc.	35,929	250,425
	Baldwin & Lyons, Inc. Class B	84,294	1,830,023
	BancFirst Corp.	112	4,864
	Bancorp Rhode Island, Inc.	10,333	343,469
	BancorpSouth, Inc.	43,601	1,032,036
#	BancTrust Financial Group, Inc.	14,700	147,882
	Bank Mutual Corp.	161,803	1,794,395
*	Bank of Florida Corp.	83,995	839,950
	Bank of Granite Corp.	55,129	560,662
#	BankAtlantic Bancorp, Inc. Class A	125,100	220,176
	BankFinancial Corp.	153,260	2,282,041
#	BankUnited Financial Corp. Class A	92,955	292,808
#	Banner Corp.	103,151	1,876,317
	Bar Harbor Bankshares	8,521	263,938
	BCB Bancorp, Inc.	875	12,635
	Benjamin Franklin Bancorp, Inc.	10,839	146,326
	Berkshire Bancorp, Inc.	2,536	38,801
	Berkshire Hills Bancorp, Inc.	79,655	2,016,068
	Beverly Hills Bancorp, Inc.	125,456	313,640
*	BGC Partners, Inc. Class A	211,044	1,882,512
*	BNCCORP., Inc.	6,661	72,938
#	Boston Private Financial Holdings, Inc.	197,466	1,664,638
	Brookline Bancorp, Inc.	131,811	1,324,701
	Cadence Financial Corp.	35,984	500,537
	California First National Bancorp	14,894	146,334
	Camco Financial Corp.	13,888	168,045
	Camden National Corp.	27,591	843,181
	Capital Bank Corp.	2,348	24,443
#	Capital Corp. of the West	58,682	342,116
	Capital Southwest Corp.	38,758	4,669,951
#	Capitol Bancorp, Ltd.	141,453	2,189,692
	Cardinal Financial Corp.	157,491	1,352,848
	Carrollton Bancorp	200	2,798
	Cascade Financial Corp.	28,838	259,542
	Cash America International, Inc.	8,382	299,740
#	Cathay General Bancorp	177,530	2,730,411
#	Center Bancorp, Inc.	39,815	385,011
	Center Financial Corp.	99,225	928,746
#	Centerstate Banks of Florida, Inc.	1,200	16,812
	Central Bancorp, Inc.	3,917	62,672
*	Central Jersey Bancorp	16,787	132,282
	Central Pacific Financial Corp.	216,163	3,225,152
	Centrue Financial Corp.	6,860	123,343
	CFS Bancorp, Inc.	118,688	1,694,865
#	Chemical Financial Corp.	95,634	2,333,470
	Citizens Community Bancorp, Inc.	24,251	207,710
	Citizens First Bancorp, Inc.	42,385	314,073
#	Citizens Republic Bancorp, Inc.	302,302	1,674,753
	Citizens South Banking Corp.	23,724	217,549
* #	Citizens, Inc.	218,907	1,449,164
	City Holding Co.	19,853	854,076
	City National Corp.	8,400	406,560
*	CNA Surety Corp.	248,501	3,635,570
#	CoBiz Financial, Inc.	13,607	143,962

9

	Codorus Valley Bancorp, Inc.	1,188	18,744
	Columbia Banking System, Inc.	129,608	3,464,422
	Commerce Group, Inc.	23,806	875,347
	Commonwealth Bankshares, Inc.	4,410	65,047
* #	Community Bancorp	21,872	174,757
	Community Bank System, Inc.	344,670	8,316,887
	Community Bankshares, Inc.	907	10,272
	Community Capital Corp.	1,239	13,964
	Community Trust Bancorp, Inc.	27,190	833,102
	Community West Bancshares	16,400	143,336
* #	CompuCredit Corp.	106,042	973,466
*	Conseco, Inc.	94,294	1,100,411
* #	Consumer Portfolio Services, Inc.	92,176	262,702
	Cooperative Bankshares, Inc.	5,414	46,019
*	Core-Mark Holding Co., Inc.	70,613	2,050,602
#	Corus Bankshares, Inc.	410,627	2,361,105
* #	Cowen Group, Inc.	62,827	498,846
*	Cowlitz Bancorporation	4,528	44,737
#	Crawford & Co. Class B	3,974	23,765
*	Crescent Financial Corp.	44,600	317,106
#	CVB Financial Corp.	800	8,480
*	Dearborn Bancorp, Inc.	67,958	411,146
	Delphi Financial Group, Inc. Class A	23,371	675,188
	Dime Community Bancshares	71,715	1,303,779
	Donegal Group, Inc. Class A	152,680	2,734,499
	Donegal Group, Inc. Class B	5,304	97,726
	Eastern Insurance Holdings, Inc.	59,898	979,332
	Eastern Virginia Bankshares, Inc.	400	6,740
	ECB Bancorp, Inc.	574	14,356
	EMC Insurance Group, Inc.	157,502	4,414,781
*	Encore Capital Group, Inc.	102,582	1,084,292
#	Enterprise Financial Services Corp.	3,448	69,132
	ESB Financial Corp.	6,489	70,016
*	ESSA Bancorp, Inc.	6,200	77,500
	F.N.B. Corp.	71,666	1,074,273
	Farmers Capital Bank Corp.	2,395	59,300
	FBL Financial Group, Inc. Class A	187,909	5,045,357
	Federal Agriculture Mortgage Corp. Class A	300	5,238
	Federal Agriculture Mortgage Corp. Class C	85,157	2,466,147
	Fidelity Bancorp, Inc.	1,400	19,250
	Fidelity National Financial, Inc.	531,974	9,096,755
	Fidelity Southern Corp.	14,623	94,757
#	Financial Federal Corp.	18,000	437,220
	Financial Institutions, Inc.	32,600	600,166
*	First Acceptance Corp.	24,611	80,478
	First American Corp.	257,708	8,651,258
	First Bancorp	15,612	262,438
	First Bancorp of Indiana, Inc.	1,162	13,491
	First Bancorp, Inc.	4,737	84,698
*	First Bancshares, Inc.	1,700	24,140
#	First Busey Corp.	194,429	3,542,496
	First Charter Corp.	12,163	374,377
	First Citizens BancShares, Inc.	31,287	4,988,399
#	First Commonwealth Financial Corp.	261,789	2,937,273
	First Defiance Financial Corp.	29,355	567,726

10

	First Federal Bancshares of Arkansas, Inc.	18,302	229,324
	First Federal Bankshares, Inc.	1,280	14,080
	First Federal of Northern Michigan Bancorp, Inc.	2,436	16,589
	First Financial Bankshares, Inc.	300	13,740
#	First Financial Corp.	99,379	3,254,662
	First Financial Holdings, Inc.	11,586	290,577
	First Franklin Corp.	1,300	10,101
*	First Keystone Financial, Inc.	2,200	24,530
	First M&F Corp.	5,174	72,333
*	First Mariner Bancorp, Inc.	8,475	34,069
	First Merchants Corp.	232,279	5,748,905
*	First Mercury Financial Corp.	24,800	437,968
	First Midwest Bancorp, Inc.	800	20,880
	First Niagara Financial Group, Inc.	605,799	8,584,172
	First PacTrust Bancorp, Inc.	16,273	259,880
	First Place Financial Corp.	198,425	2,525,950
*	First Regional Bancorp	70,025	747,167
	First Security Group, Inc.	2,431	19,059
	First State Bancorporation	30,143	233,608
	First United Corp.	5,570	103,491
	First West Virginia Bancorp, Inc.	750	11,437
	Firstbank Corp.	12,250	154,359
*	FirstCity Financial Corp.	111,381	485,621
	FirstMerit Corp.	1,200	24,252
#	Flagstar Bancorp, Inc.	422,700	2,007,825
	Flushing Financial Corp.	43,056	844,759
	FNB United Corp.	36,265	364,826
*	FPIC Insurance Group, Inc.	86,167	3,921,460
* #	Franklin Bank Corp.	150,236	153,241
#	Frontier Financial Corp.	900	13,230
	Fulton Financial Corp.	396,715	5,006,543
	Gateway Financial Holdings, Inc.	85,007	844,120
	German American Bancorp, Inc.	65,434	816,616
#	Glacier Bancorp, Inc.	1,100	22,814
*	Golfsmith International Holdings, Inc.	161	346
#	Great Southern Bancorp, Inc.	29,329	338,750
	Greene Bancshares, Inc.	494	9,569
* #	Guaranty Bancorp	364,575	2,183,804
	Guaranty Federal Bancshares, Inc.	13,252	294,194
#	Habersham Bancorp	943	7,827
*	Hallmark Financial Services, Inc.	59,811	759,600
#	Hancock Holding Co.	500	22,245
	Hanmi Financial Corp.	68,212	436,557
	Hanover Insurance Group, Inc.	187,818	8,658,410
	Harleysville Group, Inc.	245,883	9,591,896
#	Harleysville National Corp.	93,874	1,272,931
	Harleysville Savings Financial Corp.	812	9,947
	Harrington West Financial Group, Inc.	5,500	30,855
*	Harris & Harris Group, Inc.	36,436	290,395
	Hawthorn Bancshares, Inc.	1,027	27,729
	HCC Insurance Holdings, Inc.	295,346	7,032,188
#	Heartland Financial USA, Inc.	3,700	86,580
#	Heritage Commerce Corp.	62,370	992,930
	Heritage Financial Group	1,100	13,662
	HF Financial Corp.	4,510	79,827

11

	HMN Financial, Inc.	24,044	399,130
	Home Federal Bancorp, Inc.	30,860	361,062
	HopFed Bancorp, Inc.	2,773	38,406
	Horace Mann Educators Corp.	321,020	5,229,416
#	Horizon Financial Corp.	74,288	803,796
*	HouseValues, Inc.	200	546
#	Huntington Bancshares, Inc.	12,991	115,750
	IBERIABANK Corp.	70,220	3,703,403
	Imperial Capital Bancorp, Inc.	18,200	182,364
#	Independence Holding Co.	9,234	126,413
#	Independent Bank Corp. (MI)	154,657	929,489
	Indiana Community Bancorp	2,572	56,070
	Infinity Property & Casualty Corp.	141,271	5,696,047
	Integra Bank Corp.	139,039	1,997,990
	International Bancshares Corp.	17,405	441,043
	Intervest Bancshares Corp.	11,811	103,582
*	Investors Bancorp, Inc.	2,000	28,580
	Investors Title Co.	3,929	189,653
	Irwin Financial Corp.	223,726	919,514
	Janus Capital Group, Inc.	32,467	941,543
	Jefferson Bancshares, Inc.	3,955	36,544
*	Knight Capital Group, Inc.	365,284	6,505,708
* #	LaBranche & Co., Inc.	78,409	525,340
	Lakeland Bancorp, Inc.	132,494	1,952,962
	Lakeland Financial Corp.	400	9,572
	LandAmerica Financial Group, Inc.	37,300	1,110,794
	Landmark Bancorp, Inc.	1,450	36,235
	Legacy Bancorp, Inc.	58,787	793,624
	Lincoln Bancorp	4,195	50,298
	LNB Bancorp, Inc.	48,953	538,483
	LSB Corp.	7,757	123,336
	LSB Financial Corp.	500	9,250
#	Macatawa Bank Corp.	54,298	488,139
	MainSource Financial Group, Inc.	128,216	2,151,464
* #	Marlin Business Services, Inc.	19,863	141,822
	MASSBANK Corp.	9,143	360,051
	Mayflower Bancorp, Inc.	475	5,085
#	MB Financial, Inc.	188,793	5,374,937
#	MBT Financial Corp.	43,183	365,328
	MCG Capital Corp.	233,235	1,336,437
	Meadowbrook Insurance Group, Inc.	289,914	1,991,709
	Medallion Financial Corp.	157,968	1,524,391
#	Mercantile Bancorp, Inc.	2,350	37,600
	Mercantile Bank Corp.	172	1,447
	Mercer Insurance Group, Inc.	48,200	860,370
	Mercury General Corp.	155,340	7,900,592
	Meta Financial Group, Inc.	7,217	180,281
	MetroCorp Bancshares, Inc.	4,516	58,031
	MFB Corp.	667	18,016
	MicroFinancial, Inc.	41,330	152,094
	Midwest Banc Holdings, Inc.	126,050	1,106,719
	MidWestOne Financial Group, Inc.	1,182	18,037
*	Move, Inc.	7,796	23,467
	MutualFirst Financial, Inc.	8,609	87,812
	Nara Bancorp, Inc.	16,540	210,389

12

#	National Penn Bancshares, Inc.	455,674	7,801,139
	National Western Life Insurance Co. Class A	3,162	745,536
*	Navigators Group, Inc.	104,945	5,298,673
	NBT Bancorp, Inc.	648	15,889
	Nelnet, Inc. Class A	47,414	625,391
	New Hampshire Thrift Bancshares, Inc.	7,993	95,436
	New Westfield Financial, Inc.	34,441	338,211
	New York Community Bancorp, Inc.	119,586	2,453,905
	NewAlliance Bancshares, Inc.	592,808	7,943,627
	NewBridge Bancorp	33,816	312,798
*	Newtek Business Services, Inc.	80,986	83,416
* #	NexCen Brands, Inc.	290,917	192,034
*	Nexity Financial Corp.	5,287	29,501
	North Central Bancshares, Inc.	3,500	93,415
	Northeast Community Bancorp, Inc.	50,159	581,844
	Northrim Bancorp, Inc.	20,664	387,450
#	NYMAGIC, Inc.	65,670	1,491,366
	OceanFirst Financial Corp.	25,920	532,138
	Odyssey Re Holdings Corp.	285,770	10,727,806
#	Old National Bancorp	190,308	3,326,584
	Old Republic International Corp.	831,902	12,520,125
#	Pacific Capital Bancorp	108,495	2,163,390
	Pacific Mercantile Bancorp	53,102	485,352
*	Pacific Premier Bancorp, Inc.	7,189	52,120
	PacWest Bancorp	83,434	1,758,789
	Pamrapo Bancorp, Inc.	9,684	145,357
	Park Bancorp, Inc.	500	10,097
#	Park National Corp.	42,091	2,984,252
	Parkvale Financial Corp.	7,427	194,810
	Patriot National Bancorp	929	14,167
*	Penn Treaty American Corp.	151,443	757,215
*	Pennsylvania Commerce Bancorp, Inc.	23,155	621,943
	Peoples Bancorp, Inc.	85,247	2,019,501
*	Pico Holdings, Inc.	138,456	5,740,386
* #	Pinnacle Financial Partners, Inc.	122,057	3,282,113
*	Piper Jaffray Companies, Inc.	78,800	2,994,400
*	PMA Capital Corp. Class A	348,287	3,475,904
	Porter Bancorp, Inc.	400	7,180
	Premier Financial Bancorp, Inc.	5,269	60,541
	Presidential Life Corp.	231,485	4,078,766
	Princeton National Bancorp, Inc.	1,100	30,723
*	ProAssurance Corp.	175,400	8,985,742
	ProCentury Corp.	86,068	1,515,657
	Prosperity Bancshares, Inc.	234,913	7,503,121
	Protective Life Corp.	253,770	10,653,265
#	Provident Bankshares Corp.	7,000	66,920
	Provident Financial Holdings, Inc.	69,040	892,687
	Provident Financial Services, Inc.	231,259	3,637,704
	Provident New York Bancorp	188,344	2,450,355
	Pulaski Financial Corp.	40,933	464,590
#	QC Holdings, Inc.	14,972	124,268
	Rainier Pacific Financial Group, Inc.	38,621	502,845
	Reinsurance Group of America, Inc.	181,339	9,324,451
	Renasant Corp.	144,024	3,344,237
	Republic Bancorp, Inc. Class A	25,160	626,484

13

*	Republic First Bancorp, Inc.	3,525	16,426
	Resource America, Inc.	139,593	1,401,514
*	Rewards Network, Inc.	166,670	833,350
	Riverview Bancorp, Inc.	40,305	359,521
	RLI Corp.	153,060	7,827,488
	Rockville Financial, Inc.	26,092	361,113
	Rome Bancorp, Inc.	71,049	831,273
#	Royal Bank of Canada	8,749	448,036
	Rurban Financial Corp.	1,320	14,005
#	S&T Bancorp, Inc.	500	16,255
	SAFECO Corp.	313,943	21,034,181
	Safety Insurance Group, Inc.	88,338	3,415,147
	Sanders Morris Harris Group, Inc.	121,606	887,724
	Sandy Spring Bancorp, Inc.	57,094	1,511,849
	SCBT Financial Corp.	31,688	1,055,210
*	SCPIE Holdings, Inc.	29,684	819,278
*	Seabright Insurance Holdings	152,869	2,341,953
#	Seacoast Banking Corp. of Florida	4,400	47,300
#	Security Bank Corp.	141,034	775,687
	Selective Insurance Group, Inc.	335,982	7,351,286
	Shore Bancshares, Inc.	2,800	66,388
	Shore Financial Corp.	1,191	26,202
	SI Financial Group, Inc.	18,949	185,890
*	Signature Bank	500	14,270
	Simmons First National Corp. Class A	142,793	4,345,191
	Somerset Hills Bancorp	6,067	63,653
#	South Financial Group, Inc.	53,582	295,237
*	Southcoast Financial Corp.	13,693	196,905
	Southern Community Financial Corp.	138,740	993,378
*	Southern First Bancshares, Inc.	9,149	122,505
	Southside Bancshares, Inc.	538	11,791
	Southwest Bancorp, Inc.	93,582	1,587,151
*	Specialty Underwriters’ Alliance, Inc.	1,743	8,297
	StanCorp Financial Group, Inc.	19,834	1,090,672
	State Auto Financial Corp.	217,830	6,001,216
	State Bancorp, Inc.	2,714	37,860
	StellarOne Corp.	11,726	202,625
	Sterling Bancorp	12,801	187,791
	Sterling Financial Corp.	118,897	1,055,805
	Stewart Information Services Corp.	85,700	2,026,805
*	Stifel Financial Corp.	1,500	85,635
* #	Stratus Properties, Inc.	30,953	819,945
*	Sun Bancorp, Inc.	149,820	1,639,031
	SunTrust Banks, Inc.	841	43,909
* #	Superior Bancorp	21,701	321,392
#	Susquehanna Bancshares, Inc.	318,957	6,139,922
*	Susser Holdings Corp.	48,225	572,913
	Sussex Bancorp	2,550	25,525
	SWS Group, Inc.	125,550	2,320,164
#	Synovus Financial Corp.	1,011,744	11,624,939
	Taylor Capital Group, Inc.	8,967	115,226
#	Temecula Valley Bancorp, Inc.	8,600	51,772
*	Tennessee Commerce Bancorp, Inc.	5,221	90,898
	TF Financial Corp.	6,077	147,246
*	The Bancorp, Inc.	13,000	138,450

14

#	The Colonial BancGroup, Inc.	337,100	2,066,423
	The Phoenix Companies, Inc.	443,726	4,494,944
	The Wilber Corp.	1,300	11,310
* #	Thomas Weisel Partners Group, Inc.	61,708	420,849
	TIB Financial Corp.	2,200	14,102
*	Tidelands Bancshares, Inc.	2,200	20,350
#	TierOne Corp.	162,364	1,164,150
	Timberland Bancorp, Inc.	60,092	659,810
	Tower Financial Corp.	2,179	20,461
	Transatlantic Holdings, Inc.	187,380	12,114,117
* #	Triad Guaranty, Inc.	66,854	147,747
	Trustmark Corp.	216,144	4,314,234
#	UCBH Holdings, Inc.	231,166	1,128,090
	UMB Financial Corp.	162,376	8,471,156
#	Umpqua Holdings Corp.	326,995	4,558,310
*	Unico American Corp.	35,600	333,928
#	Union Bankshares Corp.	61,701	1,237,105
	United Bankshares, Inc.	90,796	2,577,698
*	United Capital Corp.	3,562	81,926
#	United Community Banks, Inc.	62,800	656,888
	United Community Financial Corp.	317,101	1,924,803
	United Financial Bancorp, Inc.	25,506	311,938
	United Fire & Casualty Co.	181,338	6,544,488
*	United PanAm Financial Corp.	29,714	110,239
	United Western Bancorp, Inc.	47,623	821,973
	Unitrin, Inc.	206,252	7,156,944
	Unity Bancorp, Inc.	14,487	114,013
*	Universal American Corp.	244,300	2,821,665
#	Univest Corporation of Pennsylvania	12,928	317,512
#	Vineyard National Bancorp Co.	21,354	64,703
	VIST Financial Corp.	3,124	52,389
	Wainwright Bank & Trust Co.	6,526	70,938
#	Washington Federal, Inc.	82,741	1,852,571
	Wayne Savings Bancshares, Inc.	400	3,720
	Webster Financial Corp.	284,746	7,394,854
	Wesbanco, Inc.	269,553	5,930,166
#	West Bancorporation	5,585	67,020
#	Whitney Holding Corp.	352,542	8,009,754
	Willow Financial Bancorp, Inc.	146,738	1,410,152
	Wilshire Bancorp, Inc.	16,252	145,130
	Wintrust Financial Corp.	127,351	3,970,804
* #	WSB Financial Group, Inc.	977	3,576
	WSB Holdings, Inc.	2,298	13,443
	WVS Financial Corp.	500	8,115
	Yadkin Valley Financial Corp.	26,764	406,545
	Zenith National Insurance Corp.	177,207	7,150,302
	Zions Bancorporation	19,200	827,328
* #	ZipRealty, Inc.	56,161	270,134
Total Financials			643,649,752

Health Care — (4.9%)
*	Accelrys, Inc.	64,533	420,755
*	Adolor Corp.	122,759	696,044
*	Air Methods Corp.	59,489	2,292,706
*	Albany Molecular Research, Inc.	312,176	4,364,220

15

*	Alexza Pharmaceuticals, Inc.	6,500	33,280
*	Allied Healthcare International, Inc.	232,443	409,100
*	Allied Healthcare Products, Inc.	20,821	151,369
*	Allion Healthcare, Inc.	102,323	611,892
	Alpharma, Inc. Class A	241,146	6,074,468
	American Shared Hospital Services	8,624	21,560
*	AMICAS, Inc.	283,486	779,586
	Analogic Corp.	94,720	6,348,134
*	AngioDynamics, Inc.	141,343	2,189,403
* #	APP Pharmaceuticals, Inc.	157,481	2,088,198
*	Applera Corp. - Celera Group	479,100	6,170,808
*	Apria Healthcare Group, Inc.	30,400	512,240
* #	Arena Pharmaceuticals, Inc.	143,209	734,662
* #	Arqule, Inc.	105,701	452,400
*	Assisted Living Concepts, Inc.	105,020	703,634
	Atrion Corp.	2,988	315,264
* #	ATS Medical, Inc.	37,349	82,168
*	Avigen, Inc.	71,438	212,171
*	Bioanalytical Systems, Inc.	11,339	51,025
*	BioScrip, Inc.	240,096	1,030,012
*	Bruker BioSciences Corp.	54,155	630,364
*	Caliper Life Sciences, Inc.	303,062	1,084,962
	Cambrex Corp.	18,700	115,005
*	Candela Corp.	64,397	160,349
*	Cantel Medical Corp.	145,033	1,551,853
*	Capital Senior Living Corp.	251,100	2,018,844
*	Cardiac Science Corp.	137,450	1,297,528
*	Combinatorx, Inc.	44,443	162,217
*	Community Health Systems, Inc.	240,400	8,661,612
*	Conmed Corp.	302,425	8,071,723
*	Continucare Corp.	19,050	41,910
	Cooper Companies, Inc.	98,000	3,964,100
*	Cross Country Healthcare, Inc.	281,547	4,355,532
* #	Cyclacel Pharmaceuticals, Inc.	88,200	184,338
*	Cytokinetics, Inc.	9,100	36,582
	Datascope Corp.	72,595	3,101,258
*	Daxor Corp.	2,125	31,078
*	Digirad Corp.	103,178	231,119
*	Emageon, Inc.	15,848	36,450
*	Emergent Biosolutions, Inc.	27,300	293,475
* #	Emeritus Corp.	700	14,861
*	etrials Worldwide, Inc.	765	1,278
*	Evotec AG Sponsored ADR	19,563	75,709
*	Gentiva Health Services, Inc.	216,739	4,365,123
*	Greatbatch, Inc.	160,574	3,010,762
*	Hanger Orthopedic Group, Inc.	224,800	2,922,400
*	Harvard Bioscience, Inc.	112,885	541,848
*	Healthspring, Inc.	274,445	5,099,188
*	HealthStream, Inc.	1,200	3,528
*	HealthTronics, Inc.	298,978	1,130,137
*	Hill-Rom Holdings, Inc.	158,250	4,866,188
* #	Hi-Tech Pharmacal Co., Inc.	72,123	663,532
*	Home Diagnostics, Inc.	11,957	94,939
	Hooper Holmes, Inc.	196,314	190,425
* #	ImmunoGen, Inc.	2,813	12,799

16

*	Infinity Pharmaceuticals, Inc.	18,159	133,469
*	IntegraMed America, Inc.	92,808	772,163
#	Invacare Corp.	153,248	2,786,049
*	Iridex Corp.	24,042	56,018
	Kewaunee Scientific Corp.	10,670	191,847
*	Kindred Healthcare, Inc.	155,000	4,276,450
*	King Pharmaceuticals, Inc.	625,171	6,414,254
* #	La Jolla Pharmaceutical Co.	2,348	4,485
*	Langer, Inc.	36,885	52,746
*	Lannet Co., Inc.	34,890	136,071
*	Lexicon Pharmaceuticals, Inc.	65,899	139,047
* #	LifePoint Hospitals, Inc.	69,800	2,232,902
*	Magyar Bancorp, Inc.	3,690	38,708
* #	Martek Biosciences Corp.	45,470	1,716,947
*	Maxygen, Inc.	246,768	1,453,464
*	MedCath Corp.	192,661	4,180,744
*	Medical Staffing Network Holdings, Inc.	298,188	1,243,444
*	Memry Corp.	100	148
* #	Molina Healthcare, Inc.	700	21,112
*	National Dentex Corp.	6,914	78,750
* #	Neurocrine Biosciences, Inc.	17,200	84,796
* #	Neurogen Corp.	5,002	4,152
*	Neurometric, Inc.	5,471	11,708
* #	NovaMed, Inc.	160,321	630,062
* #	Novavax, Inc.	39,445	118,335
*	Nutraceutical International Corp.	55,223	730,600
*	Nuvelo, Inc.	53,917	41,516
*	Odyssey Healthcare, Inc.	27,200	296,752
	Omnicare, Inc.	120,225	2,943,108
*	Orchid Cellmark, Inc.	34,399	97,349
*	Osteotech, Inc.	175,215	1,072,316
*	Par Pharmaceutical Companies, Inc.	127,816	2,331,364
*	PDI, Inc.	139,171	1,148,161
*	Pharmanet Development Group, Inc.	108,106	1,824,829
*	Prospect Medical Holdings, Inc.	26,350	96,968
*	Psychiatric Solutions, Inc.	1,300	47,411
* #	Regeneration Technologies, Inc.	3,911	38,914
*	RehabCare Group, Inc.	52,600	892,622
*	Res-Care, Inc.	94,368	1,799,598
* #	Rochester Medical Corp.	9,000	112,230
#	Sciele Pharma, Inc.	89,097	1,952,115
*	Sonic Innovations, Inc.	127,733	510,932
	Span-American Medical System, Inc.	8,930	107,339
* #	Spectrum Pharmaceuticals, Inc.	70,737	127,327
*	SRI/Surgical Express, Inc.	26,454	100,790
*	Strategic Diagnostics, Inc.	34,115	126,226
*	SunLink Health Systems, Inc.	5,659	27,446
*	Sunrise Senior Living, Inc.	75,770	2,006,390
*	Symmetry Medical, Inc.	55,900	827,879
*	Synovis Life Technologies, Inc.	24,431	478,359
*	Theragenics Corp.	302,800	1,190,004
* #	Thoratec Corp.	52,600	869,478
*	Urologix, Inc.	36,407	46,237
*	Vical, Inc.	39,352	125,533
*	ViroPharma, Inc.	365,103	3,501,338

17

* #	Vital Images, Inc.	123,787	1,912,509
*	Watson Pharmaceuticals, Inc.	267,858	7,650,024
	Young Innovations, Inc.	40,700	832,722
*	Zoll Medical Corp.	648	23,490
Total Health Care			158,435,862

Industrials — (13.5%)
*	A. T. Cross Co. Class A	56,398	463,028
	A.O. Smith Corp.	118,600	4,287,390
* #	AAR Corp.	58,841	1,134,454
*	Accuride Corp.	159,261	1,234,273
	Aceto Corp.	241,885	1,903,635
*	AeroCentury Corp.	3,882	42,547
*	AGCO Corp.	72,800	4,399,304
*	AirNet Systems, Inc.	93,800	261,702
* #	Airtran Holdings, Inc.	79,700	239,100
	Alamo Group, Inc.	94,058	2,177,443
* #	Alaska Air Group, Inc.	177,300	3,462,669
	Albany International Corp. Class A	81,100	2,806,871
	Alexander & Baldwin, Inc.	167,204	8,605,990
* #	Allied Defense Group, Inc.	55,142	391,508
*	Allied Waste Industries, Inc.	1,403,145	18,900,363
*	Amerco, Inc.	98,050	5,834,956
#	American Woodmark Corp.	79,984	1,802,040
	Ameron International Corp.	72,700	8,336,509
	Ampco-Pittsburgh Corp.	24,946	1,163,980
#	Amrep Corp.	9,538	476,995
	Angelica Corp.	68,367	1,484,248
	Apogee Enterprises, Inc.	56,400	1,338,936
	Applied Industrial Technologies, Inc.	272,225	7,488,910
	Applied Signal Technologies, Inc.	54,730	846,673
*	Argon ST, Inc.	136,993	3,307,011
#	Arkansas Best Corp.	117,407	4,362,844
* #	Arotech Corp.	57,807	134,112
*	Avalon Holding Corp. Class A	12,927	55,586
*	Avis Budget Group, Inc.	75,900	1,056,528
*	Axsys Technologies, Inc.	104,354	6,173,583
* #	AZZ, Inc.	9,757	306,175
*	Baker (Michael) Corp.	13,400	301,098
*	Baldwin Technology Co., Inc. Class A	18,065	56,905
	Barnes Group, Inc.	36,075	1,152,236
	Barrett Business Services, Inc.	28,464	374,302
* #	Beacon Roofing Supply, Inc.	74,595	910,805
	Belden, Inc.	11,150	467,074
#	BlueLinx Holdings, Inc.	85,280	405,933
	Bowne & Co., Inc.	172,326	2,648,651
#	Briggs & Stratton Corp.	205,471	3,030,697
*	BTU International, Inc.	406	4,775
* #	Builders FirstSource, Inc.	68,817	503,740
#	C&D Technologies, Inc.	33,400	206,412
*	Cano Petroleum, Inc.	11,700	93,600
#	Cascade Corp.	38,300	1,928,788
*	Casella Waste Systems, Inc. Class A	102,300	1,141,668
* #	CBIZ, Inc.	363,282	3,095,163
	CDI Corp.	138,950	3,960,075

18

*	Celadon Group, Inc.	123,232	1,404,845
	Champion Industries, Inc.	45,064	219,462
*	Channell Commercial Corp.	1,900	2,280
	Chase Corp.	12,600	236,250
	Chicago Rivet & Machine Co.	200	4,510
	CIRCOR International, Inc.	110,910	5,923,703
	Comfort Systems USA, Inc.	181,979	2,418,501
*	Commercial Vehicle Group, Inc.	130,931	1,825,178
*	Competitive Technologies, Inc.	5,605	16,647
	CompX International, Inc.	4,740	31,948
* #	Consolidated Graphics, Inc.	22,895	1,257,622
*	Cornell Companies, Inc.	133,400	2,966,816
*	Covenant Transport Group Class A	93,571	443,527
*	CPI Aerostructures, Inc.	18,896	149,089
	Cubic Corp.	206,815	5,228,283
*	Dollar Thrifty Automotive Group, Inc.	131,900	1,846,600
*	Double Eagle Petroleum Co.	2,587	51,274
	DRS Technologies, Inc.	131,468	10,357,049
*	Ducommun, Inc.	123,611	3,914,760
#	Eastern Co.	50,077	824,017
	Ecology & Environment, Inc. Class A	3,320	37,682
	Electro Rent Corp.	168,356	2,377,187
*	EMCOR Group, Inc.	133,500	3,918,225
#	Encore Wire Corp.	154,299	3,494,872
*	EnerSys	112,016	3,496,019
	Ennis, Inc.	193,596	3,657,028
*	EnPro Industries, Inc.	173,417	6,954,022
	Espey Manufacturing & Electronics Corp.	7,657	173,814
*	Esterline Technologies Corp.	146,616	9,079,929
*	Exponent, Inc.	10,519	343,130
* #	ExpressJet Holdings, Inc.	417,024	846,559
	Federal Signal Corp.	217,624	2,933,572
*	First Advantage Corp.	4,480	89,914
* #	Flanders Corp.	33,726	241,478
* #	Frontier Airlines Holdings, Inc.	186,193	43,755
	Frozen Food Express Industries, Inc.	131,556	1,039,292
*	Furmanite Corp.	32,383	293,714
	G & K Services, Inc. Class A	102,532	3,587,595
	GATX Corp.	152,400	7,514,844
*	Gehl Co.	126,211	2,019,376
* #	Genesee & Wyoming, Inc.	62,415	2,547,780
*	GP Strategies Corp.	138,900	1,383,444
#	Greenbrier Companies, Inc.	127,550	3,348,188
* #	Griffon Corp.	70,850	640,484
	Hardinge, Inc.	72,114	1,013,202
#	Heico Corp.	37,712	1,913,130
	Heico Corp. Class A	5,075	201,072
*	Henry Bros. Electronics, Inc.	12,450	79,680
*	Herley Industries, Inc.	151,895	2,440,953
* #	Hertz Global Holdings, Inc.	95,300	1,259,866
	Hi-Shear Technology Corp.	100	1,185
*	Hudson Highland Group, Inc.	47,863	599,723
*	Huttig Building Products, Inc.	66,786	156,279
*	ICT Group, Inc.	12,800	135,680
	IKON Office Solutions, Inc.	576,785	6,973,331

19

*	Industrial Distribution Group, Inc.	106,068	1,281,301
*	Innotrac Corp.	200	818
* #	Insituform Technologies, Inc. Class A	182,709	3,369,154
* #	Integrated Electrical Services, Inc.	1	18
*	International Shipholding Corp.	21,670	515,313
*	Intersections, Inc.	72,027	675,613
* #	JetBlue Airways Corp.	114,700	455,359
*	Kadant, Inc.	129,724	3,467,523
	Kaman Corp. Class A	216,986	5,619,937
*	Kansas City Southern	3,100	154,876
	Kelly Services, Inc. Class A	176,098	3,698,058
	Kennametal, Inc.	1,610	62,227
*	Key Technology, Inc.	53,088	1,941,428
*	Kforce, Inc.	148,442	1,373,089
	L.S. Starrett Co. Class A	8,598	195,862
*	LECG Corp.	8,255	83,376
*	LGL Group, Inc.	10,433	76,161
*	LMI Aerospace, Inc.	14,883	309,566
	LSI Industries, Inc.	124,007	1,319,434
*	Lydall, Inc.	137,291	2,106,044
*	M&F Worldwide Corp.	176,418	6,314,000
*	Mac-Gray Corp.	99,131	1,042,858
*	Magnetek, Inc.	34,271	154,220
*	MAIR Holdings, Inc.	169,993	713,971
*	Manitex International, Inc.	4,825	26,103
*	Marten Transport, Ltd.	169,388	3,035,433
	McGrath Rentcorp.	58,724	1,622,544
* #	Medialink Worldwide, Inc.	65,374	66,681
*	Merrimac Industries, Inc.	11,871	82,503
* #	Mesa Air Group, Inc.	298,479	214,905
	Met-Pro Corp.	2,200	29,656
*	MFRI, Inc.	16,684	260,104
*	Miller Industries, Inc.	13,800	154,422
*	Misonix, Inc.	77,006	277,222
* #	Mobile Mini, Inc.	161,009	3,891,588
*	MTC Technologies, Inc.	15,534	370,175
	Mueller Industries, Inc.	59,445	2,127,537
#	Mueller Water Products, Inc.	89,200	903,596
	Mueller Water Products, Inc. Class B	316,544	3,133,786
	NACCO Industries, Inc. Class A	29,940	2,600,588
*	Nashua Corp.	17,404	164,294
*	National Technical Systems, Inc.	108,825	603,979
*	Navigant Consulting, Inc.	1,502	30,265
* #	NCI Building Systems, Inc.	76,400	2,386,736
*	North America Galvanizing & Coatings, Inc.	14,081	108,283
*	Old Dominion Freight Line, Inc.	2,187	66,004
*	On Assignment, Inc.	228,180	1,903,021
*	Orbital Sciences Corp.	175,156	4,547,050
*	Owens Corning, Inc.	322,916	8,340,920
*	P.A.M. Transportation Services, Inc.	62,664	918,654
*	Paragon Technologies, Inc.	2,881	18,842
*	Park-Ohio Holdings Corp.	72,330	1,086,397
*	Patrick Industries, Inc.	10,513	76,324
* #	Patriot Transportation Holding, Inc.	14,072	1,264,791
	Pentair, Inc.	10,300	385,529

20

* #	PHH Corp.	295,508	5,564,416
* #	Plug Power, Inc.	654,546	2,055,274
	Portec Rail Products, Inc.	16,110	195,737
*	Power-One, Inc.	36,030	109,531
	Preformed Line Products Co.	21,063	1,064,103
* #	Protection One, Inc.	29,262	249,020
	Providence & Worcester Railroad Co.	11,700	234,000
	Quipp, Inc.	600	3,120
*	RCM Technologies, Inc.	111,790	482,933
	Regal-Beloit Corp.	241,478	11,228,727
*	Republic Airways Holdings, Inc.	409,650	4,989,537
	Robbins & Myers, Inc.	134,800	5,458,052
*	Rush Enterprises, Inc. Class A	263,181	4,258,269
*	Rush Enterprises, Inc. Class B	58,778	884,021
	Ryder System, Inc.	209,710	15,399,005
*	Saia, Inc.	132,286	1,840,098
	Schawk, Inc.	167,500	2,803,950
*	School Specialty, Inc.	10,571	331,824
	Servidyne, Inc.	18,588	113,201
	Servotronics, Inc.	5,188	82,437
*	SIFCO Industries, Inc.	8,489	109,084
	Skywest, Inc.	330,416	5,108,231
*	SL Industries, Inc.	4,730	69,531
*	Sparton Corp.	16,666	76,664
*	Spherion Corp.	405,160	2,037,955
	Standard Register Co.	1,700	20,196
	Standex International Corp.	85,425	1,764,026
*	Superior Essex, Inc.	32,521	1,414,664
	Supreme Industries, Inc.	29,886	139,269
	Sypris Solutions, Inc.	64,140	287,989
*	SYS Technologies	3,200	7,840
	TAL International Group, Inc.	800	21,496
*	TeamStaff, Inc.	2,853	6,562
	Technology Research Corp.	30,213	90,639
	Tecumseh Products Co. Class A	13,892	484,970
*	Tecumseh Products Co. Class B	3,743	113,226
	Timken Co.	336,850	12,338,816
	Todd Shipyards Corp.	35,048	513,103
*	TRC Companies, Inc.	93,643	485,071
	Tredegar Industries, Inc.	257,286	3,758,948
* #	Trex Co., Inc.	17,600	197,120
#	Trinity Industries, Inc.	173,831	7,100,996
	Triumph Group, Inc.	128,300	7,978,977
*	Tufco Technologies, Inc.	2,375	15,675
	Twin Disc, Inc.	8,344	158,536
	UAL Corp.	339,807	2,901,952
*	United Rentals, Inc.	264,581	5,447,723
	Universal Forest Products, Inc.	104,446	3,543,853
*	USA Truck, Inc.	17,111	218,679
	Valmont Industries, Inc.	6,698	769,198
*	Valpey Fisher Corp.	10,302	42,753
	Viad Corp.	105,500	3,479,390
*	Volt Information Sciences, Inc.	140,534	2,102,389
	Wabash National Corp.	157,565	1,351,908
#	Watts Water Technologies, Inc.	77,900	2,209,244

21

*	WCA Waste Corp.	76,693	422,578
	Werner Enterprises, Inc.	373,696	7,077,802
*	Westaff, Inc.	150,683	307,393
*	Willis Lease Finance Corp.	32,711	360,475
*	YRC Worldwide, Inc.	1,300	22,698
Total Industrials			436,252,662

Information Technology — (13.5%)
*	3Com Corp.	553,572	1,395,001
* #	Access Integrated Technologies, Inc.	50,986	109,620
*	Actel Corp.	253,602	4,349,274
*	ActivIdentity Corp.	410,158	1,164,849
	Acxiom Corp.	37,968	556,991
*	Adaptec, Inc.	627,285	2,026,131
*	Advanced Energy Industries, Inc.	8,902	141,008
*	Aehr Test Systems	9,509	83,109
#	Agilysys, Inc.	244,873	2,556,474
*	Airspan Networks, Inc.	48,480	43,050
* ●	Allen Organ Co.	400	3,635
	American Software, Inc. Class A	54,304	355,148
*	Analysts International Corp.	79,589	138,485
*	Anaren, Inc.	165,131	2,148,354
*	Applied Micro Circuits Corp.	380,812	3,735,766
* #	Ariba, Inc.	100,210	1,487,116
* #	Arris Group, Inc.	276,412	2,587,216
*	Arrow Electronics, Inc.	363,116	11,133,137
	Astro-Med, Inc.	13,867	138,670
*	Autobytel, Inc.	354,701	592,351
* #	Avid Technology, Inc.	208,106	4,465,955
*	Avnet, Inc.	90,984	2,685,848
*	Avocent Corp.	66,319	1,308,474
	AVX Corp.	501,665	6,682,178
*	Aware, Inc.	56,198	203,437
*	Axcelis Technologies, Inc.	732,020	4,179,834
*	AXT, Inc.	229,837	1,061,847
*	BearingPoint, Inc.	305,684	415,730
	Bel Fuse, Inc. Class B	56,275	1,473,842
*	Benchmark Electronics, Inc.	376,720	6,694,314
	Black Box Corp.	45,632	1,309,638
*	Borland Software Corp.	470,117	662,865
*	Brocade Communications Systems, Inc.	188,429	1,518,738
*	Brooks Automation, Inc.	261,600	2,665,704
*	CalAmp Corp.	162,472	407,805
*	California Micro Devices Corp.	139,358	497,508
*	CallWave, Inc.	133,008	323,209
*	Captaris, Inc.	249,383	1,087,310
*	Cascade Microtech, Inc.	61,260	480,891
*	Catalyst Semiconductor, Inc.	109,938	494,721
*	Catapult Communications Corp.	89,974	663,108
*	Centillium Communications, Inc.	69,940	55,952
*	CEVA, Inc.	132,271	1,107,108
*	Checkpoint Systems, Inc.	109,391	2,840,884
*	Ciber, Inc.	422,700	2,967,354
*	Ciprico, Inc.	23,232	37,636
*	Cirrus Logic, Inc.	55,407	363,470

22

*	CMGI, Inc.	262,231	3,928,220
	Cohu, Inc.	148,242	2,536,421
* #	Comarco, Inc.	38,100	122,682
# ●	Commerce One, Inc.	110	—
	Communications Systems, Inc.	37,112	410,088
*	Convergys Corp.	424,962	6,854,637
*	Credence Systems Corp.	192,349	207,737
*	CSP, Inc.	7,971	46,790
	CTS Corp.	292,338	3,180,637
*	Cyberoptics Corp.	80,960	725,402
*	Cybersource Corp.	97,465	1,891,796
	Dataram Corp.	28,828	93,691
*	DDi Corp.	100	626
*	Digi International, Inc.	236,320	2,131,606
*	Digimarc Corp.	133,466	1,482,807
*	Ditech Networks, Inc.	262,923	625,757
*	Dot Hill Systems Corp.	348,407	1,045,221
*	DSP Group, Inc.	36,404	303,609
*	Dycom Industries, Inc.	7,766	133,187
*	Dynamics Research Corp.	35,263	378,019
*	Edgewater Technology, Inc.	78,798	405,022
*	EFJ, Inc.	53,470	79,136
*	Electro Scientific Industries, Inc.	246,939	3,901,636
* #	Electroglas, Inc.	26,239	49,329
*	Electronics for Imaging, Inc.	64,866	1,074,830
* #	EMCORE Corp.	186,600	1,466,676
*	EMS Technologies, Inc.	152,361	4,171,644
*	Endwave Corp.	91,562	626,284
*	Entegris, Inc.	531,533	4,087,489
*	Entertainment Distribution Co., Inc.	372,813	167,766
* #	EPIQ Systems, Inc.	148,405	2,447,198
* #	Euronet Worldwide, Inc.	149,084	2,916,083
*	Exar Corp.	197,148	1,549,583
*	Fairchild Semiconductor Corp. Class A	146,223	2,193,345
*	Forrester Research, Inc.	13,219	399,346
	Frequency Electronics, Inc.	56,001	375,207
*	FSI International, Inc.	240,435	420,761
*	Gerber Scientific, Inc.	208,088	2,082,961
	Gevity HR, Inc.	95,787	715,529
*	Globecomm Systems, Inc.	38,800	376,748
* #	Glu Mobile, Inc.	4,049	19,962
*	Greenfield Online, Inc.	170,944	2,177,827
*	GTSI Corp.	93,664	720,276
*	Hackett Group, Inc.	233,778	1,234,348
*	Hauppauge Digital, Inc.	7,100	16,330
*	hi/fn, Inc.	122,306	618,868
* #	Hutchinson Technology, Inc.	244,510	3,520,944
*	Hypercom Corp.	229,074	1,115,590
*	I.D. Systems, Inc.	52,169	383,964
*	iGATE Capital Corp.	188,833	1,614,522
*	Ikanos Communications	161,914	576,414
	Imation Corp.	208,000	5,441,280
*	InFocus Corp.	99,598	170,313
	InfoSpace, Inc.	73,482	670,891
	infoUSA, Inc.	59,529	333,958

23

*	Ingram Micro, Inc.	482,598	8,749,502
*	Insight Enterprises, Inc.	184,730	2,475,382
	Integral Systems, Inc.	27,096	1,072,731
*	Integrated Device Technology, Inc.	480,930	5,424,890
*	Integrated Silicon Solution, Inc.	257,975	1,573,648
*	International Rectifier Corp.	226,951	5,260,724
*	Internet Brands, Inc.	26,000	184,340
*	Internet Capital Group, Inc.	436,786	4,394,067
*	Interphase Corp.	57,888	215,343
	Intersil Corp.	285,992	7,970,597
*	Interwoven, Inc.	445,026	5,967,799
*	Intest Corp.	59,634	107,043
*	Intevac, Inc.	17,500	201,250
*	IntriCon Corp.	6,600	51,480
*	Iomega Corp.	195,013	748,850
*	iPass, Inc.	32,405	69,671
*	IXYS Corp.	145,431	1,695,725
	Jabil Circuit, Inc.	35,027	445,543
*	Jaco Electronics, Inc.	10,228	13,194
*	JDA Software Group, Inc.	264,913	5,404,225
* #	JDS Uniphase Corp.	542,960	6,716,415
*	Jupitermedia Corp.	25,660	47,728
	Keithley Instruments, Inc.	52,274	535,286
*	Kemet Corp.	579,200	2,334,176
*	Key Tronic Corp.	102,635	369,486
*	Keynote Systems, Inc.	137,064	1,850,364
*	Kopin Corp.	204,514	619,677
* #	Kratos Defense & Security Solutions, Inc.	133,398	260,126
*	KVH Industries, Inc.	53,784	473,299
* #	L-1 Identity Solutions, Inc.	395,308	6,245,866
*	Lattice Semiconductor Corp.	881,000	3,136,360
* #	Lawson Software, Inc.	155,100	1,352,472
*	Leadis Technolgies, Inc.	33,121	55,312
*	LeCroy Corp.	136,674	1,182,230
*	Lionbridge Technologies, Inc.	137,336	333,726
*	LookSmart, Ltd.	142,078	615,198
*	Loral Space & Communications, Inc.	37,861	734,125
*	Management Network Group, Inc.	163,713	271,764
*	Mastec, Inc.	96,946	1,142,993
#	Maximus, Inc.	9,500	349,315
*	Mercury Computer Systems, Inc.	100,582	892,162
*	Merix Corp.	191,238	478,095
	Methode Electronics, Inc.	244,862	2,801,221
*	Microtune, Inc.	96,102	401,706
*	MIPS Technologies, Inc.	2,000	7,640
*	MIVA, Inc.	82,616	140,447
*	MKS Instruments, Inc.	365,093	8,601,591
* #	MoSys, Inc.	2,015	10,075
*	MPS Group, Inc.	544,200	6,247,416
* #	MRV Communications, Inc.	178,360	317,481
*	MSC. Software Corp.	110,027	1,361,034
* #	Multi-Fineline Electronix, Inc.	56,208	1,126,970
*	Nanometrics, Inc.	137,598	1,085,648
*	Napco Security Systems, Inc.	2,743	12,618
* #	NeoMagic Corp.	151	113

24

*	NetScout Systems, Inc.	279,859	3,557,008
*	Network Engines, Inc.	4,108	5,217
* #	Network Equipment Technologies, Inc.	154,841	757,172
*	Newport Corp.	229,940	3,076,597
* #	Novellus Systems, Inc.	83,856	2,003,320
*	Nu Horizons Electronics Corp.	173,639	998,427
	O.I. Corp.	4,514	52,904
* #	OmniVision Technologies, Inc.	231,889	3,756,602
	Openwave Systems, Inc.	339,370	671,953
*	Oplink Communications, Inc.	143,964	1,595,121
*	OPNET Technologies, Inc.	130,497	1,233,197
*	Optical Cable Corp.	65,171	411,229
*	OSI Systems, Inc.	87,630	2,209,152
*	Overland Storage, Inc.	59,487	62,461
*	Packeteer, Inc.	35,605	252,796
*	Palm, Inc.	104,332	632,252
*	PAR Technology Corp.	77,889	732,157
	Park Electrochemical Corp.	85,950	2,539,823
*	PC Connection, Inc.	280,805	3,057,966
	PC-Tel, Inc.	112,140	1,109,065
*	PDF Solutions, Inc.	1,192	6,723
	Pegasystems, Inc.	307,402	3,787,193
*	Perceptron, Inc.	82,835	718,179
*	Performance Technologies, Inc.	75,236	416,807
*	Pericom Semiconductor Corp.	312,672	5,859,473
* #	Perot Systems Corp.	199,470	3,295,244
*	Pervasive Software, Inc.	223,792	1,045,109
*	Phoenix Technologies, Ltd.	165,923	1,775,376
*	Photronics, Inc.	386,565	3,471,354
*	Planar Systems, Inc.	127,046	421,793
*	PlanetOut, Inc.	4,127	11,391
*	PLATO Learning, Inc.	117,273	308,428
*	PLX Technology, Inc.	22,806	190,658
* #	Powerwave Technologies, Inc.	199,082	802,300
* ●	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	3,289
*	Quantum Corp.	815,108	1,393,835
*	QuickLogic Corp.	50,947	104,441
* #	RadiSys Corp.	149,942	1,503,918
*	Radyne Corp.	17,644	197,789
*	RealNetworks, Inc.	736,872	5,379,166
	Relm Wireless Corp.	3,682	5,891
*	RF Micro Devices, Inc.	202,753	811,012
* #	RF Monolithics, Inc.	24,664	54,261
	Richardson Electronics, Ltd.	120,302	679,706
*	Rofin-Sinar Technologies, Inc.	15,098	534,318
*	Rudolph Technologies, Inc.	128,283	1,290,527
*	S1 Corp.	779,128	5,095,497
*	Safeguard Scientifics, Inc.	227,970	314,599
*	Sanmina-SCI Corp.	380,290	570,435
*	SCM Microsystems, Inc.	104,595	310,647
*	Seachange International, Inc.	410,714	3,228,212
*	Secure Computing Corp.	415,602	2,215,159
*	Selectica, Inc.	125,715	177,258
*	Semitool, Inc.	126,850	1,064,272

25

*	SI International, Inc.	100,743	2,468,204
*	Silicon Image, Inc.	37,376	262,753
*	Silicon Storage Technology, Inc.	805,599	2,618,197
*	Skyworks Solutions, Inc.	990,272	10,229,510
	Soapstone Networks, Inc.	149,879	798,855
* #	Sonic Solutions, Inc.	15,900	152,640
*	SonicWALL, Inc.	442,037	3,536,296
*	Spectrum Control, Inc.	75,711	689,727
*	Standard Microsystems Corp.	151,436	4,936,814
	StarTek, Inc.	70,676	611,347
*	STEC, Inc.	225,333	2,872,996
*	SumTotal Systems, Inc.	89,534	416,333
*	Sunair Electronics, Inc.	2,400	6,576
*	SupportSoft, Inc.	129,756	483,990
*	Sycamore Networks, Inc.	1,474,113	4,997,243
*	Sykes Enterprises, Inc.	167,780	3,474,724
*	Symmetricom, Inc.	390,909	1,645,727
*	SYNNEX Corp.	223,900	5,563,915
*	Tech Data Corp.	158,116	5,785,464
	Technitrol, Inc.	212,464	4,238,657
*	Technology Solutions Co.	27,160	140,689
*	TechTeam Global, Inc.	119,139	1,185,433
*	Tellabs, Inc.	986,763	5,367,991
*	Telular Corp.	52,921	192,103
*	Tessco Technologies, Inc.	39,341	500,418
* #	Think Partnership, Inc.	204,077	102,039
*	TIBCO Software, Inc.	512,483	3,956,369
*	Tier Technologies, Inc. Class B	212,962	1,767,585
*	Tollgrade Communications, Inc.	154,826	823,674
* #	Track Data Corp.	65,733	167,619
*	Transact Technologies, Inc.	3,200	27,168
*	Triquint Semiconductor, Inc.	992,310	6,608,785
	TSR, Inc.	10,264	36,642
* #	TTM Technologies, Inc.	210,183	3,060,264
*	Ultra Clean Holdings, Inc.	15,400	160,622
*	Ultratech, Inc.	66,748	1,068,635
#	United Online, Inc.	104,100	1,273,143
* #	UTStarcom, Inc.	647,548	3,108,230
* #	VeriChip Corp.	3,644	7,580
*	Vicon Industries, Inc.	36,465	175,032
*	Video Display Corp.	6,870	53,243
*	Vignette Corp.	275,116	3,562,752
*	Virage Logic Corp.	56,449	373,692
*	Vishay Intertechnology, Inc.	195,647	1,972,122
*	Website Pros, Inc.	140,327	1,152,085
*	Westell Technologies, Inc.	194,812	276,633
*	White Electronics Designs Corp.	302,357	1,399,913
*	Winland Electronics, Inc.	11,931	20,760
*	Wireless Telecom Group, Inc.	149,789	197,721
*	WPCS International, Inc.	18,835	133,540
* #	X-Rite, Inc.	30,475	53,636
*	ZILOG, Inc.	54,472	214,620
*	Zones, Inc.	1,550	12,710
*	Zoran Corp.	324,124	4,741,934
*	Zygo Corp.	110,126	1,318,208
Total Information Technology			436,556,018

26

Materials — (8.6%)
	A. Schulman, Inc.	283,604	6,406,614
	A.M. Castle & Co.	86,742	2,847,740
*	American Pacific Corp.	39,197	664,389
	Arch Chemicals, Inc.	156,100	5,936,483
	Ashland, Inc.	225,223	12,087,718
* #	Basin Water, Inc.	11,600	56,608
	Bemis Co., Inc.	102,175	2,717,855
*	Brush Engineered Materials, Inc.	70,500	2,355,405
*	Buckeye Technologies, Inc.	215,900	2,297,176
#	Calgon Carbon Corp.	147,246	2,609,199
*	Caraustar Industries, Inc.	140,471	323,083
	Chemtura Corp.	519,283	4,533,341
	Chesapeake Corp.	39,900	137,655
* #	Coeur d’Alene Mines Corp.	984,759	3,082,296
	Commercial Metals Co.	179,374	6,565,088
*	Continental Materials Corp.	50	1,143
*	Core Molding Technologies, Inc.	8,190	60,197
	Cytec Industries, Inc.	75,491	4,768,012
	Empire Resources, Inc.	4,923	23,926
	Ferro Corp.	239,088	4,628,744
	Friedman Industries, Inc.	55,040	344,000
	Gibraltar Industries, Inc.	129,897	2,095,239
	Glatfelter Co.	333,300	5,192,814
*	Graphic Packaging Holding Co.	1,214,752	3,607,813
	Greif, Inc. Class A	152,400	10,216,896
#	H.B. Fuller Co.	152,982	3,804,662
* #	Headwaters, Inc.	263,744	2,866,897
	Kronos Worldwide, Inc.	40,656	902,157
#	Louisiana-Pacific Corp.	366,300	4,446,882
*	Material Sciences Corp.	154,203	1,188,905
	MeadWestavco Corp.	51,600	1,327,668
	Minerals Technologies, Inc.	137,319	9,558,776
*	Mod-Pac Corp.	15,379	81,816
	Myers Industries, Inc.	221,557	2,691,918
	Neenah Paper, Inc.	115,715	2,458,944
	NewMarket Corp.	125,747	9,842,218
#	NL Industries, Inc.	116,380	1,338,370
	NN, Inc.	177,393	2,307,883
*	Northern Technologies International Corp.	16,790	248,156
*	Northwest Pipe Co.	100,284	4,712,345
	Olin Corp.	240,400	5,409,000
	Olympic Steel, Inc.	104,913	6,817,247
*	OM Group, Inc.	168,600	7,330,728
	Penford Corp.	39,644	863,843
*	Peoplesupport, Inc.	37,746	349,151
*	PolyOne Corp.	512,954	3,970,264
	Quaker Chemical Corp.	85,492	2,733,179
*	Ready Mix, Inc.	9,185	53,273
	Reliance Steel & Aluminum Co.	197,815	13,445,486
*	Rock of Ages Corp.	7,450	25,479
	Rock-Tenn Co. Class A	268,321	9,576,376
*	Rockwood Holdings, Inc.	32,400	1,189,728

27

*	Rosetta Resources, Inc.	251,039	6,760,480
	RPM International, Inc.	77,600	1,903,528
	Schnitzer Steel Industries, Inc. Class A	137,833	13,802,597
	Schweitzer-Maudoit International, Inc.	127,203	2,594,941
	Sensient Technologies Corp.	348,163	10,949,726
*	Smurfit-Stone Container Corp.	718,208	4,833,540
	Spartech Corp.	246,500	2,654,805
	Steel Dynamics, Inc.	426,000	15,378,600
	Stepan Co.	40,557	1,658,376
* #	Stillwater Mining Co.	117,000	1,678,950
#	Synalloy Corp.	20,289	349,985
	Terra Industries, Inc.	224,540	9,796,680
#	Tronox, Inc. Class A	27,612	98,023
	Tronox, Inc. Class B	17,104	56,614
* #	U.S. Concrete, Inc.	371,253	1,949,078
* #	U.S. Gold Corp.	3,380	7,301
*	United States Lime & Minerals, Inc.	507	18,886
*	Universal Stainless & Alloy Products, Inc.	44,949	1,773,688
	Valspar Corp.	265,214	5,983,228
	Wausau Paper Corp.	450,410	4,278,895
#	Westlake Chemical Corp.	155,307	2,694,576
	Worthington Industries, Inc.	419,180	8,358,449
Total Materials			280,681,731

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	49,500	1,485
* ●	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			1,779

Telecommunication Services — (0.5%)
	Arbinet-thexchange, Inc.	107,705	409,279
	CenturyTel, Inc.	274,573	9,722,630
	D&E Communications, Inc.	120,996	1,165,191
*	General Communications, Inc. Class A	141,890	1,044,310
	IDT Corp.	39,849	131,502
#	IDT Corp. Class B	295,023	1,053,232
*	LCC International, Inc. Class A	165,433	208,446
* #	Nextwave Wireless, Inc.	109,275	586,807
*	Occam Networks, Inc.	609	2,600
*	Point.360	7,043	10,917
	SureWest Communications	165,743	1,627,596
*	USA Mobility, Inc.	19,598	153,844
*	Xeta Corp.	77,411	247,715
Total Telecommunication Services			16,364,069

Utilities — (0.0%)
*	Maine & Maritimes Corp.	1,878	82,726
	Middlesex Water Co.	88	1,623
	Southern Union Co.	1	14
	Unitil Corp.	7,419	208,103
Total Utilities			292,466

TOTAL COMMON STOCKS			2,838,493,365

28

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,228,741	27,228,741

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $ $419,017,769 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/23 to 04/01/38 & FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from10/01/17 to 07/01/47, valued at $342,582,412) to be repurchased at $332,669,418	$332,604	332,604,283
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $ $84,645,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 02/01/18 to 07/01/36, valued at $43,243,923) to be repurchased at $41,991,591	41,984	41,983,684

TOTAL SECURITIES LENDING COLLATERAL		374,587,967

TOTAL INVESTMENTS - (100.0%) (Cost $2,867,725,748)		$3,240,310,073

See accompanying Notes to Financial Statements.

29

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (82.8%)
Consumer Discretionary — (11.5%)
*	1-800-FLOWERS.COM, Inc.	59,197	$490,151
*	4Kids Entertainment, Inc.	29,400	229,320
*	99 Cents Only Stores	118,876	994,992
*	A.C. Moore Arts & Crafts, Inc.	35,143	245,650
	Aaron Rents, Inc.	40,440	905,452
	Aaron Rents, Inc. Class A	4,775	95,643
* #	AbitibiBowater Canada, Inc.	99	1,176
*	Acme Communications, Inc.	38,009	57,013
	Acme United Corp.	9,377	131,184
*	AFC Enterprises, Inc.	68,874	688,740
*	Aftermarket Technology Corp.	71,110	1,592,153
	Aldila, Inc.	16,849	128,895
*	Alloy, Inc.	33,000	283,800
	Ambassadors Group, Inc.	41,441	769,145
* #	AMDL, Inc.	36,000	112,680
	American Axle & Manufacturing Holdings, Inc.	81,122	1,508,058
	American Greetings Corp. Class A	49,200	918,072
*	America’s Car-Mart, Inc.	31,999	527,664
#	Ameristar Casinos, Inc.	59,428	1,059,007
*	AnnTaylor Stores Corp.	74,975	2,052,815
	Arbitron, Inc.	16,100	802,746
#	Arctic Cat, Inc.	32,998	261,014
	Ark Restaurants Corp.	6,560	173,840
#	ArvinMeritor, Inc.	68,524	1,025,804
	Asbury Automotive Group, Inc.	52,900	871,263
*	Ashworth, Inc.	24,900	80,427
*	Audiovox Corp. Class A	27,266	290,656
* #	Avatar Holdings, Inc.	23,017	797,999
*	Bakers Footwear Group, Inc.	3,238	6,476
*	Ballantyne of Omaha, Inc.	42,200	177,240
*	Bally Technologies, Inc.	2,400	108,024
	Barnes & Noble, Inc.	7,900	241,029
*	Barry (R.G.) Corp.	30,196	239,454
	Bassett Furniture Industries, Inc.	2,658	31,869
	Beasley Broadcast Group, Inc.	20,862	98,051
	Bebe Stores, Inc.	81,210	928,230
	Belo Corp. Class A	78,100	746,636
*	Benihana, Inc.	12,179	109,733
*	Benihana, Inc. Class A	15,082	134,833
	Big 5 Sporting Goods Corp.	23,960	215,400
* #	Big Lots, Inc.	109,900	3,413,494
* #	BJ’s Restaurants, Inc.	88,840	1,138,929
#	Blockbuster, Inc. Class A	86,300	280,475

1

*	Blockbuster, Inc. Class B	99,800	255,488
* #	Blue Nile, Inc.	1,400	74,634
*	Bluegreen Corp.	55,197	379,755
	Blyth, Inc.	45,294	881,421
	Bob Evans Farms, Inc.	45,400	1,321,594
	Bon-Ton Stores, Inc.	25,354	168,858
	Books-A-Million, Inc.	50,371	378,286
#	Borders Group, Inc.	9,600	58,944
	BorgWarner, Inc.	4,600	237,866
	Bowl America, Inc. Class A	1,400	19,635
#	Brookfield Homes Corp.	67,158	1,014,086
	Brown Shoe Company, Inc.	57,450	970,330
#	Brunswick Corp.	132,000	1,808,400
*	Buca, Inc.	1,603	801
#	Buckle, Inc.	32,700	1,498,641
* #	Buffalo Wild Wings, Inc.	30,762	1,013,608
* #	Build-A-Bear-Workshop, Inc.	36,700	335,805
#	Building Materials Holding Corp.	23,000	61,640
* #	Cabela’s, Inc.	87,703	1,214,687
*	Cache, Inc.	45,531	577,788
*	California Coastal Communities, Inc.	21,707	99,201
*	California Pizza Kitchen, Inc.	77,959	1,084,410
	Callaway Golf Co.	88,679	1,126,223
	Canterbury Park Holding Corp.	7,310	69,445
*	Career Education Corp.	2,600	47,554
	Carmike Cinemas, Inc.	30,253	251,100
*	Carriage Services, Inc.	54,857	393,873
*	Carrols Restaurant Group, Inc.	30,274	210,102
*	Carter’s, Inc.	62,100	925,290
* #	Casual Male Retail Group, Inc.	52,166	213,359
	Cato Corp. Class A	80,138	1,239,735
*	Cavalier Homes, Inc.	42,399	97,094
*	Cavco Industries, Inc.	21,291	816,084
	CBRL Group, Inc.	16,800	494,760
*	CEC Entertainment, Inc.	28,256	1,021,172
*	Champion Enterprises, Inc.	132,457	1,106,016
* #	Charles and Colvard, Ltd.	24,050	32,227
*	Charlotte Russe Holding, Inc.	67,000	1,256,920
* #	Cheesecake Factory, Inc.	76,330	1,528,890
#	Cherokee, Inc.	17,642	480,392
*	Chicos FAS, Inc.	37,200	283,092
	Christopher & Banks Corp.	94,934	1,068,007
*	Chromcraft Revington, Inc.	4,000	15,480
	Churchill Downs, Inc.	16,448	702,988
	Cinemark Holdings, Inc.	16,400	237,308
#	Citadel Broadcasting Co.	2,471	4,349
*	Citi Trends, Inc.	50,178	1,113,952
	CKE Restaurants, Inc.	32,600	385,984
	Coachmen Industries, Inc.	8,600	26,230
	Coast Distribution System, Inc.	1,827	8,770
	Cobra Electronics Corp.	3,100	10,106
* #	Coinstar, Inc.	29,600	1,127,760
*	Coldwater Creek, Inc.	37,220	243,419
	Collectors Universe, Inc.	23,064	219,569
#	Columbia Sportswear Co.	21,039	921,929

2

*	Concord Camera Corp.	17,675	60,625
* #	Conn’s, Inc.	69,046	1,192,424
	Cooper Tire & Rubber Co.	84,300	925,614
* #	Corinthian Colleges, Inc.	135,786	1,738,061
*	Cosi, Inc.	27,413	83,336
	Courier Corp.	26,923	632,421
*	Cox Radio, Inc.	41,830	533,332
#	CPI Corp.	7,289	165,096
	Craftmade International, Inc.	11,921	77,725
* #	Crown Media Holdings, Inc.	154,692	776,554
*	CSK Auto Corp.	51,100	589,183
	CSS Industries, Inc.	27,260	803,625
*	Culp, Inc.	36,878	265,522
* #	Cumulus Media, Inc. Class A	8,200	43,050
*	Cybex International, Inc.	47,859	198,615
*	Cycle Country Accessories Corp.	5,442	8,707
*	Deckers Outdoor Corp.	17,200	2,351,584
*	dELiA*s, Inc.	30,702	78,290
	Delta Apparel, Inc.	3,759	11,164
*	Design Within Reach, Inc.	37,510	145,539
	DeVry, Inc.	56,680	3,233,594
* #	DG Fastchannel, Inc.	55,923	1,098,328
*	Diedrich Coffee, Inc.	13,962	33,509
#	Dillards, Inc. Class A	96,500	1,571,020
* #	Directed Electronics, Inc.	2,299	3,540
*	Dixie Group, Inc.	25,476	185,975
*	Domino’s Pizza, Inc.	27,800	374,188
*	Dorman Products, Inc.	13,700	130,150
	Dover Downs Gaming & Entertainment, Inc.	36,595	319,108
	Dover Motorsports, Inc.	41,251	256,581
* #	Drew Industries, Inc.	74,175	1,630,366
*	drugstore.com, Inc.	276,155	599,256
*	Duckwall-ALCO Stores, Inc.	2,500	32,975
	Educational Development Corp.	900	5,436
*	Einstein Noah Restaurant Group, Inc.	42,281	593,625
*	Emerson Radio Corp.	55,496	66,040
	Emmis Communications Corp. Class A	54,441	161,690
*	Empire Resorts, Inc.	13,177	49,941
* #	Enova Systems, Inc.	1,000	4,360
	Entercom Communications Corp.	26,300	254,584
*	Entravision Communications Corp.	72,376	386,488
	Escalade, Inc.	3,100	19,375
#	Ethan Allen Interiors, Inc.	24,706	692,756
*	Famous Dave’s of America, Inc.	20,811	189,172
	Finish Line, Inc. Class A	113,409	899,333
*	Fisher Communications, Inc.	5,100	179,112
*	Flanigan’s Enterprises, Inc.	1,877	14,753
* #	Fleetwood Enterprises, Inc.	89,867	373,847
	Flexsteel Industries, Inc.	2,036	23,414
* #	Fossil, Inc.	31,700	1,005,207
*	Franklin Covey Co.	63,637	533,914
*	Franklin Electronic Publishers, Inc.	24,009	50,899
*	Frederick’s of Hollywood Group	21,250	42,075
	Fred’s, Inc.	71,254	894,238
	Frisch’s Restaurants, Inc.	1,400	38,136

3

	FTD Group, Inc.	94,900	1,399,775
*	Fuel Systems Solutions, Inc.	43,178	1,203,803
*	Full House Resorts, Inc.	45,726	99,683
#	Furniture Brands International, Inc.	76,640	1,077,558
*	Gaiam, Inc.	6,300	97,713
*	GameTech International, Inc.	32,804	171,237
*	Gaming Partners International Corp.	18,945	112,344
* #	Gander Mountain Co.	76,881	322,900
* #	Gaylord Entertainment Co.	7,500	213,075
* #	Genesco, Inc.	28,300	811,927
* #	Gentek, Inc.	27,664	810,832
*	Getty Images, Inc.	7,500	251,100
*	G-III Apparel Group, Ltd.	46,950	778,900
*	Gottschalks, Inc.	32,617	69,474
	Gray Television, Inc.	54,900	220,698
*	Great Wolf Resorts, Inc.	78,568	546,048
#	Group 1 Automotive, Inc.	27,800	723,912
* #	GSI Commerce, Inc.	37,390	541,781
* #	Gymboree Corp.	10,100	466,014
#	Handleman Co.	5,623	6,185
*	Harris Interactive, Inc.	113,498	215,646
	Harte-Hanks, Inc.	63,995	867,132
*	Hartmarx Corp.	53,000	124,020
*	Hastings Entertainment, Inc.	7,100	59,427
#	Haverty Furniture Co., Inc.	46,300	487,076
*	Hawk Corp.	28,910	518,067
*	Hayes Lemmerz International, Inc.	257,760	1,010,419
*	Helen of Troy, Ltd.	82,200	1,468,914
* #	Hibbett Sporting Goods, Inc.	44,782	941,318
*	Hollywood Media Corp.	100,963	242,311
	Hooker Furniture Corp.	35,272	711,789
*	Hot Topic, Inc.	38,825	203,831
* #	Hovnanian Enterprises, Inc. Class A	122,000	958,920
* #	Iconix Brand Group, Inc.	71,003	1,029,543
#	IHOP Corp.	25,900	1,214,451
	ILX Resorts, Inc.	2,800	8,540
*	Image Entertainment, Inc.	45,665	51,601
*	Infosonics Corp.	3,600	3,600
	Interactive Data Corp.	4,101	112,942
	Interface, Inc. Class A	27,465	388,904
*	Interstate Hotels & Resorts, Inc.	90,090	318,018
* #	INVESTools, Inc.	53,000	425,060
* #	iRobot Corp.	65,448	917,581
* #	Isle of Capri Casinos, Inc.	18,600	127,410
	J. Alexander’s Corp.	20,185	147,149
*	Jack in the Box, Inc.	800	19,656
	Jackson Hewitt Tax Service, Inc.	33,402	468,296
*	Jakks Pacific, Inc.	39,400	929,840
*	Jennifer Convertibles, Inc.	5,125	8,841
*	Jo-Ann Stores, Inc.	78,060	1,757,131
	Johnson Outdoors, Inc.	20,088	312,569
	Jones Apparel Group, Inc.	72,600	1,221,132
* #	Jos. A. Bank Clothiers, Inc.	49,597	1,349,038
	Journal Communications, Inc. Class A	139,166	815,513
#	Journal Register Co.	563	90

4

	KB Home	27,600	566,076
	Kenneth Cole Productions, Inc. Class A	32,890	513,084
	Kimball International, Inc. Class B	32,400	341,820
*	Knology, Inc.	110,192	1,634,147
*	Kona Grill, Inc.	2,329	20,029
	Koss Corp.	2,803	45,128
	KSW, Inc.	17,945	87,033
	K-Swiss, Inc. Class A	63,436	1,016,245
	LaCrosse Footwear, Inc.	2,200	30,294
*	Lakeland Industries, Inc.	15,065	188,162
*	Lakes Entertainment, Inc.	64,100	357,037
#	Landry’s Restaurants, Inc.	14,850	243,688
*	Lazare Kaplan International, Inc.	21,208	192,993
#	La-Z-Boy, Inc.	106,090	673,671
* #	Leapfrog Enterprises, Inc.	95,300	787,178
* #	Lear Corp.	9,568	246,376
#	Lee Enterprises, Inc.	51,639	351,145
*	Lenox Group, Inc.	30,400	22,192
	Libbey, Inc.	47,120	543,294
* #	LIFE TIME FITNESS, Inc.	29,000	1,160,580
#	Lifetime Brands, Inc.	36,935	258,914
*	Lin TV Corp.	53,300	487,695
*	Lincoln Educational Services	72,076	895,184
#	Lithia Motors, Inc. Class A	24,300	165,969
*	Live Nation, Inc.	60,700	919,605
*	LKQ Corp.	105,800	2,344,528
* #	Lodgenet Entertainment Corp.	7,900	51,429
*	Lodgian, Inc.	56,866	511,794
*	Luby’s, Inc.	74,291	525,237
#	M/I Homes, Inc.	50,800	872,236
*	Mace Security International, Inc.	32,100	56,817
*	Maidenform Brands, Inc.	68,256	1,026,570
#	Marine Products Corp.	99,621	813,904
* #	MarineMax, Inc.	35,800	350,482
* #	Martha Stewart Living Omnimedia, Inc.	13,400	116,044
	Matthews International Corp. Class A	23,300	1,109,313
*	Max & Erma’s Restaurants, Inc.	2,005	7,819
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,958	37,680
	MDC Holdings, Inc.	57,493	2,335,941
*	Meade Instruments Corp.	21,029	28,389
#	Media General, Inc. Class A	33,048	503,652
* #	Mediacom Communications Corp.	3,900	24,219
* #	Meritage Homes Corp.	40,200	695,460
*	Midas, Inc.	23,700	379,674
	Modine Manufacturing Co.	89,150	1,403,221
	Monaco Coach Corp.	66,350	303,883
*	Monarch Casino & Resort, Inc.	45,395	628,721
	Monro Muffler Brake, Inc.	48,969	907,396
* #	Morgans Hotel Group	87,441	1,125,366
*	Morton’s Restaurant Group, Inc.	62,086	506,001
*	Mothers Work, Inc.	18,503	224,996
	Movado Group, Inc.	30,079	661,738
* #	MTR Gaming Group, Inc.	89,175	481,545
* #	Multimedia Games, Inc.	81,452	443,099
*	Nathan’s Famous, Inc.	18,511	262,301

5

*	National Lampoon, Inc.	19,260	38,520
	National Presto Industries, Inc.	2,400	160,056
#	Nautilus Group, Inc.	70,250	472,782
* #	Navarre Corp.	44,440	78,659
* #	Netflix, Inc.	33,200	1,007,952
	New Frontier Media, Inc.	64,690	329,272
*	New Motion, Inc.	23,790	104,200
*	New York & Co., Inc.	171,143	1,430,755
*	Nobel Learning Communities, Inc.	5,800	79,460
	Nobility Homes, Inc.	6,429	109,293
#	Noble International, Ltd.	57,204	325,491
#	Nutri/System, Inc.	27,200	558,144
	OfficeMax, Inc.	4,700	101,896
#	Orleans Homebuilders, Inc.	38,877	183,499
	O’Charleys, Inc.	51,557	572,283
*	Outdoor Channel Holdings, Inc.	75,455	596,849
* #	Overstock.com, Inc.	37,458	946,564
	Oxford Industries, Inc.	40,788	1,115,144
*	P & F Industries, Inc. Class A	1,200	5,388
* #	P.F. Chang’s China Bistro, Inc.	19,900	528,942
*	Pacific Sunwear of California, Inc.	66,125	628,187
* #	Palm Harbor Homes, Inc.	56,114	424,783
* #	Panera Bread Co.	13,100	680,414
*	Papa John’s International, Inc.	5,000	147,150
*	PC Mall, Inc.	38,100	493,014
	Pennichuck Corp.	12,000	278,400
	Penske Automotive Group, Inc.	67,020	1,400,048
*	Perry Ellis International, Inc.	41,867	1,141,294
* #	PetMed Express, Inc.	64,397	898,338
	Phillips-Van Heusen Corp.	600	27,258
*	Phoenix Footwear Group, Inc.	11,828	19,516
*	Pinnacle Entertainment, Inc.	82,730	1,147,465
*	Playboy Enterprises, Inc. Class A	2,050	12,259
*	Playboy Enterprises, Inc. Class B	76,391	457,582
* #	PokerTek, Inc.	26,393	68,622
#	Polaris Industries, Inc.	10,600	505,832
*	Pomeroy IT Solutions, Inc.	11,142	66,741
* #	Premier Exhibitions, Inc.	48,414	239,165
	Pre-Paid Legal Services, Inc.	24,989	1,049,288
* #	Priceline.com, Inc.	38,388	5,164,338
#	PRIMEDIA, Inc.	96,514	549,165
* #	Princeton Review, Inc.	86,237	662,300
* #	Progressive Gaming International Corp.	63,815	92,532
*	Proliance International, Inc.	38,365	40,283
*	QEP Co., Inc.	5,500	38,445
*	Quantum Fuel Systems Technologies Worldwide, Inc.	46,942	114,069
*	Quiksilver, Inc.	106,480	909,339
*	Radio One, Inc. Class D	146,946	171,927
* #	Rainmaker Systems, Inc.	37,045	146,328
*	RC2 Corp.	51,138	987,475
	RCN Corp.	109,003	1,320,026
*	Reading International, Inc. Class A	4,185	39,088
*	Reading International, Inc. Class B	2,340	24,160
*	Red Lion Hotels Corp.	48,400	420,112
* #	Red Robin Gourmet Burgers, Inc.	8,000	268,880

6

*	Regent Communications, Inc.	29,101	28,519
	Regis Corp.	69,819	2,118,308
*	Rent-A-Center, Inc.	19,481	408,711
*	Rentrak Corp.	29,530	411,943
*	Restoration Hardware, Inc.	75,100	297,396
*	Retail Ventures, Inc.	49,600	276,768
*	Rex Stores Corp.	18,425	309,540
*	Rick’s Cabaret International, Inc.	23,290	501,667
* #	Riviera Holdings Corp.	3,300	53,460
*	Rockford Corp.	22,977	27,572
*	Rocky Brands, Inc.	16,754	98,178
*	Rubio’s Restaurants, Inc.	22,327	114,314
	Ruby Tuesday, Inc.	31,900	238,612
	Russ Berrie & Co., Inc.	58,166	703,227
* #	Ruth’s Chris Steak House, Inc.	22,129	156,231
	Ryland Group, Inc.	62,856	1,747,397
*	Saga Communications, Inc. Class A	50,309	236,452
	Salem Communications Corp.	43,870	108,359
	Sauer-Danfoss, Inc.	58,090	1,811,827
*	Scholastic Corp.	56,179	1,747,167
	Service Corp. International	167,600	1,793,320
	Shiloh Industries, Inc.	45,168	448,067
*	Shoe Carnival, Inc.	23,600	344,560
* #	Shuffle Master, Inc.	18,975	118,404
	Sinclair Broadcast Group, Inc. Class A	79,782	715,645
*	Skechers U.S.A., Inc. Class A	40,268	968,445
	Skyline Corp.	23,368	624,393
* #	Smith & Wesson Holding Corp.	46,400	267,728
	Sonesta International Hotels Corp. Class A	1,100	29,975
	Sonic Automotive, Inc.	23,600	440,140
*	Sonic Corp.	46,459	891,084
#	Sotheby’s Class A	1,300	34,866
* #	Source Interlink Companies, Inc.	68,652	81,696
* #	Spanish Broadcasting System, Inc.	92,252	130,075
	Spartan Motors, Inc.	51,129	461,695
	Speedway Motorsports, Inc.	67,770	1,727,457
*	Sport Chalet, Inc. Class A	29,625	125,906
*	Sport Chalet, Inc. Class B	877	3,561
	Sport Supply Group, Inc.	38,203	397,693
*	Sport-Haley, Inc.	100	214
	Stage Stores, Inc.	56,088	757,749
* #	Stamps.com, Inc.	53,635	783,071
	Standard Motor Products, Inc.	40,400	343,400
#	Standard Pacific Corp.	175,300	550,442
	Stanley Furniture, Inc.	7,251	85,997
*	Steinway Musical Instruments, Inc.	21,500	590,175
*	Steven Madden, Ltd.	65,659	1,345,353
#	Stewart Enterprises, Inc.	106,400	734,160
*	Stoneridge, Inc.	56,574	946,483
	Strattec Security Corp.	5,900	222,430
	Sturm Ruger & Co., Inc.	64,636	493,819
#	Superior Industries International, Inc.	63,300	1,301,448
	Superior Uniform Group, Inc.	9,036	81,234
#	Systemax, Inc.	91,905	1,781,119
	Tandy Brand Accessories, Inc.	21,735	99,764

7

*	Tandy Leather Factory, Inc.	25,613	82,090
* #	Tarragon Corp.	91,681	187,946
#	Tempur-Pedic International, Inc.	26,311	282,580
*	Tenneco Automotive, Inc.	49,900	1,196,602
* #	Texas Roadhouse, Inc.	62,100	684,963
*	The Children’s Place Retail Stores, Inc.	23,600	812,312
*	The Dress Barn, Inc.	78,300	1,211,301
*	The Hallwood Group, Inc.	100	6,562
	The Marcus Corp.	60,031	1,034,334
	The Men’s Wearhouse, Inc.	48,651	1,008,535
	The Pep Boys - Manny, Moe & Jack	61,400	551,372
* #	The Steak n Shake Co.	78,682	532,677
* #	The Walking Co. Holdings, Inc.	23,856	130,612
#	Thor Industries, Inc.	12,000	323,520
*	Timberland Co. Class A	4,200	77,322
* #	TiVo, Inc.	76,647	644,601
*	Tractor Supply Co.	35,200	1,202,784
*	Trans World Entertainment Corp.	28,692	77,181
	Triarc Companies, Inc. Class A	15,000	110,250
	Triarc Companies, Inc. Class B	62,120	436,704
*	Triple Crown Media, Inc.	5,256	3,889
* #	True Religion Apparel, Inc.	52,464	1,326,290
* #	Trump Entertainment Resorts, Inc.	133	465
*	Tuesday Morning Corp.	64,662	334,949
	Tupperware Corp.	41,700	1,597,110
*	Tween Brands, Inc.	40,700	808,302
*	Unifi, Inc.	164,600	492,154
	Unifirst Corp.	22,968	1,102,464
*	Universal Electronics, Inc.	40,400	1,026,968
* #	Universal Technical Institute, Inc.	53,500	691,220
* #	Urban Outfitters, Inc.	84	2,704
*	Valassis Communications, Inc.	138,407	2,199,287
	Value Line, Inc.	5,215	206,253
*	ValueVision Media, Inc. Class A	92,224	406,708
* #	VCG Holding Corp.	42,590	193,359
	Virco Manufacturing Corp.	31,128	155,640
	Visteon Corp.	70,100	283,204
*	Warnaco Group, Inc.	62,738	3,023,344
*	Wells-Gardner Electronics Corp.	32,105	53,936
*	West Marine, Inc.	43,409	195,340
*	Westwood One, Inc.	83,328	142,491
	Weyco Group, Inc.	2,600	74,802
*	Williams Controls, Inc.	20,352	282,689
*	Wilsons The Leather Experts, Inc.	25,439	3,561
*	Winmark Corp.	7,367	127,081
#	Winnebago Industries, Inc.	74,000	1,104,080
*	WMS Industries, Inc.	31,500	1,166,760
	Wolverine World Wide, Inc.	50,000	1,435,500
*	Woodbridge Holdings Corp.	71,100	121,581
#	World Wrestling Entertainment, Inc.	14,800	246,420
#	Xerium Technologies, Inc.	134,203	626,728
* #	Zale Corp.	62,671	1,364,974
* #	Zumiez, Inc.	5,200	108,992
Total Consumer Discretionary			234,575,150

8

Consumer Staples — (3.3%)
#	Alico, Inc.	19,521	779,474
*	Alliance One International, Inc.	237,235	1,425,782
#	Andersons, Inc.	22,560	955,642
	Arden Group, Inc. Class A	400	46,920
*	B&G Foods, Inc.	7,600	73,872
* #	BJ’s Wholesale Club, Inc.	400	15,796
*	Boston Beer Co., Inc. Class A	16,672	663,212
*	Bridgford Foods Corp.	1,020	6,803
*	Cagle’s, Inc. Class A	700	4,130
	Calavo Growers, Inc.	20,867	305,910
#	Cal-Maine Foods, Inc.	56,619	1,766,513
* #	Caribou Coffee Co.	24,886	53,256
	Casey’s General Stores, Inc.	55,700	1,219,273
	CCA Industries, Inc.	16,376	143,781
*	Central European Distribution Corp.	49,175	3,509,128
*	Central Garden & Pet Co.	16,200	129,600
*	Central Garden & Pet Co. Class A	32,400	241,704
* #	Chattem, Inc.	25,800	1,605,018
#	Chiquita Brands International, Inc.	38,000	924,920
	Coca-Cola Bottling Co. Consolidated	10,322	533,854
	Coffee Holding Co, Inc.	13,879	31,020
*	Collective Brands, Inc.	28,300	320,639
*	Cuisine Solutions, Inc.	44,787	96,740
*	Darling International, Inc.	174,700	2,814,417
	Diamond Foods, Inc.	44,995	922,397
*	Elizabeth Arden, Inc.	84,612	1,270,026
	Farmer Brothers Co.	43,758	1,043,628
	Flowers Foods, Inc.	82,837	2,330,205
#	Gatehouse Media, Inc.	18,400	77,096
	Golden Enterprises, Inc.	675	1,586
	Great Atlantic & Pacific Tea, Inc.	54,800	1,366,164
* #	Green Mountain Coffee, Inc.	35,670	1,539,517
	Griffin Land & Nurseries, Inc. Class A	1,200	41,736
*	Hain Celestial Group, Inc.	59,020	1,698,005
#	Imperial Sugar Co.	32,830	476,035
	Ingles Market, Inc. Class A	14,100	343,476
*	Integrated Biopharma, Inc.	28,833	76,119
	Inter Parfums, Inc.	55,063	1,385,936
	J & J Snack Foods Corp.	52,353	1,520,855
	Lancaster Colony Corp.	29,457	965,306
	Lance, Inc.	32,111	671,441
* #	Lifeway Foods, Inc.	45,160	583,919
	Longs Drug Stores Corp.	23,900	1,133,338
#	Mannatech, Inc.	87,861	555,282
* #	Maui Land & Pineapple Co., Inc.	23,204	670,132
* #	Medifast, Inc.	37,003	216,468
	MGP Ingredients, Inc.	44,149	326,703
*	Monterey Pasta Co.	31,410	77,583
	Nash Finch Co.	18,700	715,088
	National Beverage Corp.	127,299	956,015
*	Natural Alternatives International, Inc.	17,971	141,072
*	NBTY, Inc.	63,455	2,072,440
	Nu Skin Enterprises, Inc. Class A	22,258	381,502
	Oil-Dri Corp. of America	9,430	161,724

9

*	Omega Protein Corp.	53,453	744,600
*	Orchids Paper Products Co.	700	5,355
*	Overhill Farms, Inc.	50,122	396,465
*	Pantry, Inc.	49,500	603,900
*	Parlux Fragrances, Inc.	56,323	189,809
* #	Peet’s Coffee & Tea, Inc.	37,860	884,410
	Pilgrim’s Pride Corp.	48,000	1,248,000
*	Prestige Brands Holdings, Inc.	135,431	1,477,552
	PriceSmart, Inc.	59,782	1,407,268
*	Pyramid Breweries, Inc.	22,793	58,122
	Ralcorp Holdings, Inc.	26,131	1,567,860
#	Reddy Ice Holdings, Inc.	32,030	398,773
*	Redhook Ale Brewery, Inc.	19,300	86,850
#	Reliv International, Inc.	49,096	285,739
	Rocky Mountain Chocolate Factory, Inc.	17,449	204,153
	Ruddick Corp.	49,200	1,748,076
#	Sanderson Farms, Inc.	25,478	1,272,117
*	Sanfilippo (John B.) & Son, Inc.	14,290	132,611
	Schiff Nutrition International, Inc.	12,964	81,284
	Seaboard Corp.	270	484,650
*	Seneca Foods Corp. Class B	400	8,596
	Spartan Stores, Inc.	64,516	1,547,094
* #	Spectrum Brands, Inc.	142,500	592,800
	Stephan Co.	900	3,051
	Tasty Baking Co.	7,700	45,045
*	Tofutti Brands, Inc.	7,749	22,898
#	Tootsie Roll Industries, Inc.	6,592	168,953
*	TreeHouse Foods, Inc.	46,400	1,212,432
*	United Natural Foods, Inc.	33,600	714,672
	United-Guardian, Inc.	13,675	154,527
	Universal Corp.	35,730	1,772,565
* #	USANA Health Services, Inc.	14,400	366,480
#	Vector Group, Ltd.	22,112	386,297
	Village Super Market, Inc.	2,934	137,458
	WD-40 Co.	50,211	1,739,309
	Weis Markets, Inc.	39,883	1,376,362
*	Winn-Dixie Stores, Inc.	75,600	1,364,580
*	Zapata Corp.	7,956	55,135
Total Consumer Staples			66,334,046

Energy — (7.5%)
*	Abraxas Petroleum Corp.	136,192	606,054
	Adams Resources & Energy, Inc.	6,565	219,074
* #	Allis-Chalmers Energy, Inc.	100,081	1,718,391
* #	Alpha Natural Resources, Inc.	15,800	1,290,544
*	American Oil & Gas, Inc.	128,450	479,118
*	Arena Resources, Inc.	37,200	1,862,604
	Atlas America, Inc.	24,222	1,662,356
* #	ATP Oil & Gas Corp.	26,100	1,113,165
*	Atwood Oceanics, Inc.	33,498	3,413,781
* #	Aventine Renewable Energy Holdings Inc	5	28
	Barnwell Industries, Inc.	6,512	90,842
*	Basic Energy Services, Inc.	54,561	1,569,720
	Berry Petroleum Corp. Class A	45,000	2,430,000
*	Bill Barret Corp.	44,542	2,397,696

10

*	Bois d’Arc Energy, Inc.	38,020	930,730
* #	Bolt Technology Corp.	23,306	471,014
*	Boots & Coots International Well Control, Inc.	231,600	497,940
* #	BPZ Resources, Inc.	65,700	1,494,018
*	Brigham Exploration Co.	135,800	1,978,606
*	Bristow Group, Inc.	34,662	1,811,783
*	Bronco Drilling Co., Inc.	63,309	1,150,958
	Cabot Oil & Gas Corp.	22,100	1,331,525
*	Cal Dive International, Inc.	37	517
*	Callon Petroleum Co.	36,900	956,448
#	CARBO Ceramics, Inc.	16,300	777,347
*	Carrizo Oil & Gas, Inc.	38,907	2,605,213
* #	Cheniere Energy, Inc.	53,669	262,978
	Cimarex Energy Co.	5,205	354,669
*	Clayton Williams Energy, Inc.	29,598	2,790,203
*	Complete Production Services, Inc.	73,620	2,109,949
*	Comstock Resources, Inc.	66,862	3,834,536
* #	Contango Oil & Gas Co.	31,385	2,622,217
*	Credo Petroleum Corp.	26,671	431,537
*	Dawson Geophysical Co.	20,200	1,379,458
	Delek US Holdings, Inc.	16,500	214,995
* #	Delta Petroleum Corp.	68,671	1,517,629
*	Denbury Resources, Inc.	170,120	5,777,275
* #	Dune Energy, Inc.	146,812	157,089
* #	Edge Petroleum Corp.	68,099	358,201
*	Encore Acquisition Co.	66,000	4,408,140
*	Energy Partners, Ltd.	84,205	1,264,759
* #	Evergreen Energy, Inc.	54,700	120,340
*	Evolution Petroleum Corp.	73,304	447,154
*	EXCO Resources, Inc.	119,529	2,981,053
*	FieldPoint Petroleum Corp.	13,000	58,500
*	Forest Oil Corp.	49,371	3,295,514
*	FX Energy, Inc.	115,195	602,470
* #	Gasco Energy, Inc.	315,800	1,200,040
*	Geokinetics, Inc.	5,400	103,518
*	Geomet, Inc.	18,000	148,320
* #	GeoResources, Inc.	22,288	565,892
* #	GMX Resources, Inc.	5,030	242,798
* #	Goodrich Petroleum Corp.	17,300	736,980
*	Grey Wolf, Inc.	248,498	1,945,739
	Gulf Island Fabrication, Inc.	44,261	1,831,520
*	Gulfmark Offshore, Inc.	35,600	2,389,828
*	Gulfport Energy Corp.	37,857	575,805
*	Harvest Natural Resources, Inc.	104,984	1,169,522
	Helmerich & Payne, Inc.	37,400	2,343,110
*	HKN, Inc.	25,799	271,921
*	Hornbeck Offshore Services, Inc.	36,800	1,939,360
* #	Hyperdynamics Corp.	122,504	210,707
* #	International Coal Group, Inc.	46,500	468,255
* #	James River Coal Co.	51,069	1,945,218
*	Kodiak Oil & Gas Corp.	258,447	943,332
	Lufkin Industries, Inc.	15,869	1,266,029
*	Mariner Energy, Inc.	115,182	3,766,451
	Massey Energy Co.	41,630	2,690,131
*	Matrix Service Co.	71,563	1,725,384

11

* #	McMoran Exploration Co.	59,956	1,913,796
*	Meridian Resource Corp.	190,400	422,688
* #	Mexco Energy Corp.	100	3,181
*	Mitcham Industries, Inc.	26,561	565,218
*	NATCO Group, Inc. Class A	28,000	1,323,560
* #	National Coal Corp.	91,092	671,348
*	Natural Gas Services Group	34,091	934,434
*	Newpark Resources, Inc.	235,740	1,661,967
*	Oil States International, Inc.	30,600	1,787,652
*	OMNI Energy Services Corp.	43,400	245,644
	Overseas Shipholding Group, Inc.	100	7,906
* #	Pacific Ethanol, Inc.	58,270	206,276
	Panhandle Royalty Co.	12,083	401,760
*	Parallel Petroleum Corp.	55,090	1,157,441
*	Parker Drilling Co.	142,001	1,269,489
	Penn Virginia Corp.	21,040	1,325,941
*	Petroleum Development Corp.	32,057	2,215,139
*	PetroQuest Energy, Inc.	117,054	2,592,746
*	PHI, Inc. Non-Voting	32,933	1,291,632
*	PHI, Inc. Voting	200	7,118
*	Pioneer Drilling Co.	91,526	1,630,078
*	PowerSecure International, Inc.	45,730	460,958
* #	Quest Resource Corp.	74,523	827,951
*	Rentech, Inc.	25,100	58,483
* #	Royale Energy, Inc.	23,715	137,310
#	RPC, Inc.	106,131	1,588,781
*	SEACOR Holdings, Inc.	9,398	836,234
	St. Mary Land & Exploration Co.	5,300	270,088
*	Stone Energy Corp.	42,641	2,881,679
*	SulphCo, Inc.	169,682	624,430
* #	Superior Well Services, Inc.	61,075	1,510,995
*	Swift Energy Corp.	49,784	2,869,550
*	T-3 Energy Services, Inc.	31,080	2,011,498
* #	Teton Energy Corp.	49,795	275,366
*	TETRA Technologies, Inc.	32,446	698,238
*	TGC Industries, Inc.	45,792	317,339
* #	Toreador Resources Corp.	65,243	601,540
* #	Trico Marine Services, Inc.	40,273	1,546,080
* #	Tri-Valley Corp.	74,480	484,120
* #	TXCO Resources, Inc.	105,722	1,170,343
*	Union Drilling, Inc.	61,151	1,148,416
*	Unit Corp.	25,200	1,932,588
* #	Uranium Resources, Inc.	122,143	543,536
#	USEC, Inc.	79,147	551,655
*	VAALCO Energy, Inc.	161,000	1,184,960
*	VeraSun Energy Corp.	69,100	469,880
* #	Verenium Corp.	89,300	214,320
	W&T Offshore, Inc.	12,200	680,272
*	Warren Resources, Inc.	76,888	1,039,526
*	Westmoreland Coal Co.	27,303	504,286
*	Westside Energy Corp.	70,155	338,849
*	W-H Energy Services, Inc.	32,600	2,788,278
*	Whiting Petroleum Corp.	39,464	3,691,068
	World Fuel Services Corp.	24,000	578,160
Total Energy			152,799,789

12

Financials — (12.0%)
	1st Independence Financial Group, Inc.	200	3,402
	1st Source Corp.	72,676	1,587,244
	21st Century Holding Co.	25,431	261,176
	Abigail Adams National Bancorp, Inc.	900	9,504
	Abington Bancorp, Inc.	65,536	657,326
	Access National Corp.	2,900	21,866
	Advance America Cash Advance Centers, Inc.	135,493	940,321
	Advanta Corp. Class A	15,000	118,500
	Advanta Corp. Class B	31,000	269,700
	Affirmative Insurance Holdings, Inc.	32,857	254,970
	Alliance Bancorp, Inc. of Pennsylvania	600	5,700
	Alliance Financial Corp.	300	7,092
*	Alphatec Holdings, Inc.	135,812	673,628
*	AmComp, Inc.	36,019	399,451
	Amcore Financial, Inc.	65,062	637,608
	American Bancorp of New Jersey, Inc.	31,591	357,610
	American Equity Investment Life Holding Co.	109,578	1,158,239
*	American Independence Corp.	4,724	31,462
	American Physicians Capital, Inc.	18,750	853,500
	American River Bankshares	10,473	144,737
	American West Bancorporation	44,203	148,080
*	AmeriCredit Corp.	108,500	1,474,515
	Ameris Bancorp	36,804	510,840
*	Amerisafe, Inc.	54,027	858,489
*	AmeriServe Financial, Inc.	60,062	179,585
	Anchor Bancorp Wisconsin, Inc.	57,198	802,488
*	Appalachian Bancshares, Inc.	8,025	68,854
	Arrow Financial Corp.	22,199	499,477
#	Asset Acceptance Capital Corp.	91,017	1,282,430
#	ASTA Funding, Inc.	26,631	217,575
*	Atlantic American Corp.	5,300	7,579
	Atlantic Coast Federal Corp.	39,138	340,892
	Auburn National Bancorporation, Inc.	300	6,900
*	B of I Holding, Inc.	21,661	150,977
	Baldwin & Lyons, Inc. Class A	250	5,340
	Baldwin & Lyons, Inc. Class B	11,975	259,977
	BancFirst Corp.	40,128	1,742,759
	Bancorp Rhode Island, Inc.	2,193	72,895
	BancorpSouth, Inc.	1,504	35,600
#	BancTrust Financial Group, Inc.	24,767	249,156
	Bank Mutual Corp.	71,483	792,746
	Bank of Commerce Holdings	1,200	9,060
*	Bank of Florida Corp.	36,234	362,340
	Bank of Granite Corp.	50,029	508,795
#	Bank of the Ozarks, Inc.	38,467	937,441
#	BankAtlantic Bancorp, Inc. Class A	45,600	80,256
	BankFinancial Corp.	61,149	910,509
#	BankUnited Financial Corp. Class A	19,059	60,036
	Banner Corp.	43,237	786,481
	Bar Harbor Bankshares	2,500	77,437
	BCB Bancorp, Inc.	300	4,332
*	Beach First National Bancshares, Inc.	7,905	82,528
	Benjamin Franklin Bancorp, Inc.	17,113	231,025

13

	Berkshire Bancorp, Inc.	350	5,355
	Berkshire Hills Bancorp, Inc.	29,795	754,111
	Beverly Hills Bancorp, Inc.	50,857	127,142
*	BGC Partners, Inc. Class A	86,627	772,713
*	BNCCORP., Inc.	2,000	21,900
	Boston Private Financial Holdings, Inc.	51,700	435,831
* #	Bridge Capital Holdings	4,153	61,464
*	Broadopoint Securities Group, Inc.	25,178	66,722
#	Brooke Corp.	27,603	31,191
	Brookline Bancorp, Inc.	115,499	1,160,765
	Brooklyn Federal Bancorp, Inc.	7,579	101,938
	Bryn Mawr Bank Corp.	3,240	68,202
	C&F Financial Corp.	200	5,798
	Cadence Financial Corp.	32,799	456,234
	California First National Bancorp	2,400	23,580
	Camco Financial Corp.	1,400	16,940
	Camden National Corp.	16,700	510,352
	Capital Bank Corp.	3,409	35,488
#	Capital City Bank Group, Inc.	47,897	1,281,724
#	Capital Corp. of the West	30,555	178,136
	Capital Properties, Inc.	550	11,357
#	Capital Southwest Corp.	10,521	1,267,675
#	CapitalSouth Bancorp	3,106	11,057
#	Capitol Bancorp, Ltd.	51,800	801,864
	Cardinal Financial Corp.	72,173	619,966
	Carver Bancorp, Inc.	300	2,727
	Cascade Financial Corp.	21,980	197,820
	Cash America International, Inc.	32,100	1,147,896
#	Cathay General Bancorp	46,378	713,294
#	Center Bancorp, Inc.	35,629	344,532
	Center Financial Corp.	32,273	302,075
	Centerstate Banks of Florida, Inc.	900	12,609
	Central Bancorp, Inc.	300	4,800
*	Central Jersey Bancorp	6,259	49,321
	Central Pacific Financial Corp.	82,223	1,226,767
	Centrue Financial Corp.	1,000	17,980
	Century Bancorp, Inc. Class A	860	15,781
	CFS Bancorp, Inc.	7,141	101,973
#	Chemical Financial Corp.	26,657	650,431
	Citizens Community Bancorp, Inc.	17,882	153,159
	Citizens First Bancorp, Inc.	19,525	144,680
	Citizens Holding Co.	300	6,075
	Citizens Republic Bancorp, Inc.	83,286	461,404
	Citizens South Banking Corp.	2,100	19,257
* #	Citizens, Inc.	134,328	889,251
	City Holding Co.	39,259	1,688,922
#	Clifton Savings Bancorp, Inc.	10,711	109,145
*	CNA Surety Corp.	68,759	1,005,944
	CNB Financial Corp.	2,100	29,904
#	CoBiz Financial, Inc.	58,159	615,322
	Codorus Valley Bancorp, Inc.	630	9,935
#	Cohen & Steers, Inc.	31,000	935,580
	Colony Bankcorp, Inc.	3,600	40,680
	Columbia Banking System, Inc.	48,732	1,302,606
	Comm Bancorp, Inc.	762	32,004

14

*	Command Security Corp.	34,246	104,450
	Commerce Group, Inc.	54,600	2,007,642
	Commercial National Financial Corp.	700	10,500
	Commonwealth Bankshares, Inc.	1,500	22,125
* #	Community Bancorp	2,980	23,810
	Community Bank System, Inc.	40,300	972,439
	Community Bankshares, Inc.	100	1,132
	Community Trust Bancorp, Inc.	48,423	1,483,681
	Community West Bancshares	2,300	20,102
	Compass Diversified Holdings	75,850	1,039,145
* #	CompuCredit Corp.	65,256	599,050
	Consolidated-Tokoma Land Co.	16,541	885,440
*	Consumer Portfolio Services, Inc.	42,253	120,421
	Cooperative Bankshares, Inc.	700	5,950
*	Core-Mark Holding Co., Inc.	28,796	836,236
#	Corus Bankshares, Inc.	151,100	868,825
*	Cowen Group, Inc.	32,724	259,829
*	Cowlitz Bancorporation	300	2,964
	Crawford & Co. Class A	1,200	6,240
#	Crawford & Co. Class B	800	4,784
*	Crescent Financial Corp.	26,020	185,002
#	CVB Financial Corp.	66,736	707,402
*	Dearborn Bancorp, Inc.	14,046	84,978
#	Deerfield Capital Corp	1,627	1,497
	Delphi Financial Group, Inc. Class A	59,046	1,705,839
*	Diamond Hill Investment Group, Inc.	5,501	516,819
	Dime Community Bancshares	88,316	1,605,585
* #	Dollar Financial Corp.	19,300	384,649
	Donegal Group, Inc. Class A	56,762	1,016,607
	Donegal Group, Inc. Class B	870	16,030
#	East West Bancorp, Inc.	7,819	103,524
	Eastern Insurance Holdings, Inc.	28,244	461,789
	Eastern Virginia Bankshares, Inc.	300	5,055
	ECB Bancorp, Inc.	100	2,501
	EMC Insurance Group, Inc.	20,428	572,597
*	Encore Capital Group, Inc.	62,687	662,602
#	Enterprise Financial Services Corp.	33,917	680,036
	ESB Financial Corp.	2,937	31,690
*	ESSA Bancorp, Inc.	4,500	56,250
	Evans Bancorp, Inc.	300	4,890
* #	Exlservice Holdings, Inc.	36,253	722,885
*	EZCORP, Inc. Class A	3,000	37,890
#	F.N.B. Corp.	131,477	1,970,840
	Farmers Capital Bank Corp.	1,601	39,641
	FBL Financial Group, Inc. Class A	25,300	679,305
*	FCStone Group, Inc.	2,400	93,912
	Federal Agriculture Mortgage Corp. Class A	300	5,238
	Federal Agriculture Mortgage Corp. Class C	15,600	451,776
	Fidelity Bancorp, Inc.	692	9,515
	Fidelity Southern Corp.	23,298	150,971
	Financial Federal Corp.	23,100	561,099
	Financial Institutions, Inc.	5,950	109,539
*	First Acceptance Corp.	120,921	395,412
	First Bancorp	39,568	665,138
	First Bancorp, Inc.	400	7,152

15

*	First Bancshares, Inc.	400	5,680
#	First Busey Corp.	51,901	945,636
*	First Cash Financial Services, Inc.	70,413	1,083,656
#	First Charter Corp.	31,071	956,365
	First Citizens BancShares, Inc.	3,198	509,889
#	First Commonwealth Financial Corp.	111,033	1,245,790
	First Community Bancshares, Inc.	33,687	1,145,021
	First Defiance Financial Corp.	13,218	255,636
	First Federal Bancshares of Arkansas, Inc.	3,700	46,361
	First Federal Bankshares, Inc.	200	2,200
	First Financial Bancorp	108,040	1,230,576
	First Financial Bankshares, Inc.	16,665	763,257
	First Financial Corp.	36,003	1,179,098
	First Financial Holdings, Inc.	32,001	802,585
	First Financial Service Corp.	1,190	25,192
*	First Keystone Financial, Inc.	200	2,230
	First M&F Corp.	300	4,194
*	First Mariner Bancorp, Inc.	1,900	7,638
	First Merchants Corp.	27,942	691,564
*	First Mercury Financial Corp.	21,900	386,754
	First Midwest Bancorp, Inc.	48,763	1,272,714
	First Niagara Financial Group, Inc.	160,463	2,273,761
	First PacTrust Bancorp, Inc.	1,449	23,141
	First Place Financial Corp.	26,258	334,264
*	First Regional Bancorp	34,225	365,181
	First Security Group, Inc.	2,400	18,816
#	First South Bancorp, Inc.	25,758	496,099
	First State Bancorporation	49,622	384,570
	First State Financial Corp.	1,081	7,967
	First United Corp.	800	14,864
	First West Virginia Bancorp, Inc.	400	6,100
	Firstbank Corp.	2,116	26,672
*	FirstCity Financial Corp.	27,853	121,439
	FirstMerit Corp.	43,900	887,219
#	Flagstar Bancorp, Inc.	259,496	1,232,606
	Flushing Financial Corp.	70,053	1,374,440
	FNB United Corp.	31,216	314,033
*	FPIC Insurance Group, Inc.	15,502	705,496
* #	Franklin Bank Corp.	35,100	35,802
#	Frontier Financial Corp.	33,480	492,156
*	GAINSCO, Inc.	42,811	154,976
	GAMCO Investors, Inc.	6,400	339,776
	Gateway Financial Holdings, Inc.	37,104	368,443
	German American Bancorp, Inc.	30,904	385,682
#	Glacier Bancorp, Inc.	51,445	1,066,969
*	Golfsmith International Holdings, Inc.	13,084	28,131
#	Great Southern Bancorp, Inc.	34,680	400,554
*	Greater Atlantic Financial Corp.	1,300	1,722
	Greater Community Bancorp	36	626
	Greene Bancshares, Inc.	30,933	599,172
	Grubb & Ellis Co.	153,798	879,725
	GS Financial Corp.	500	8,850
*	Guaranty Bancorp	152,145	911,349
	Guaranty Federal Bancshares, Inc.	2,706	60,073
*	Hallmark Financial Services, Inc.	59,911	760,870

16

#	Hancock Holding Co.	33,699	1,499,269
	Hanmi Financial Corp.	67,400	431,360
	Harleysville Group, Inc.	38,700	1,509,687
	Harleysville National Corp.	85,290	1,156,532
	Harrington West Financial Group, Inc.	1,200	6,732
*	Harris & Harris Group, Inc.	25,073	199,832
#	Heartland Financial USA, Inc.	17,999	421,177
	Heritage Commerce Corp.	35,884	571,273
	Heritage Financial Corp.	12,199	204,577
	Heritage Financial Group	27,550	342,171
	HF Financial Corp.	1,057	18,709
	Hilb Rogal Hamilton Co.	30,028	929,667
	Hingham Institution for Savings	559	16,071
	HMN Financial, Inc.	4,571	75,879
#	Home Bancshares, Inc.	50,565	1,162,995
	Home Federal Bancorp, Inc.	49,501	579,162
	HopFed Bancorp, Inc.	2,137	29,597
	Horace Mann Educators Corp.	38,700	630,423
	Horizon Financial Corp.	32,971	356,746
*	HouseValues, Inc.	38,092	103,991
	IBERIABANK Corp.	25,883	1,365,069
	IBT Bancorp, Inc.	300	9,285
	Imperial Capital Bancorp, Inc.	9,900	99,198
	Independence Holding Co.	41,384	566,547
	Independent Bank Corp. (MA)	45,069	1,320,522
#	Independent Bank Corp. (MI)	62,027	372,782
	Indiana Community Bancorp	900	19,620
	Infinity Property & Casualty Corp.	17,500	705,600
	Integra Bank Corp.	56,695	814,707
	International Bancshares Corp.	70,814	1,794,427
	Intervest Bancshares Corp.	16,284	142,811
*	Investment Technology Group, Inc.	21,800	917,780
*	Investors Bancorp, Inc.	107,923	1,542,220
	Irwin Financial Corp.	27,000	110,970
#	Jones Lang LaSalle, Inc.	21,100	1,486,284
*	KBW, Inc.	2,800	68,936
	Kearny Financial Corp.	82,676	962,349
#	K-Fed Bancorp	38,253	435,319
*	Knight Capital Group, Inc.	124,700	2,220,907
*	LaBranche & Co., Inc.	5,300	35,510
	Lakeland Bancorp, Inc.	65,340	963,112
	Lakeland Financial Corp.	36,679	877,728
#	LandAmerica Financial Group, Inc.	8,400	250,152
	Landmark Bancorp, Inc.	1,838	45,932
	Legacy Bancorp, Inc.	26,142	352,917
#	Life Partners Holdings, Inc.	800	17,560
*	Liquidity Services, Inc.	79,770	885,447
	LNB Bancorp, Inc.	18,962	208,582
* #	Loopnet, Inc.	14,200	186,446
	LSB Corp.	2,084	33,136
#	Macatawa Bank Corp.	48,761	438,361
	MainSource Financial Group, Inc.	51,679	867,174
*	MarketAxess Holdings, Inc.	56,852	444,583
* #	Marlin Business Services, Inc.	26,039	185,918
	MASSBANK Corp.	1,660	65,371

17

	Mayflower Bancorp, Inc.	100	1,070
	MB Financial, Inc.	50,688	1,443,087
#	MBT Financial Corp.	43,315	366,445
	MCG Capital Corp.	24,430	139,984
	Meadowbrook Insurance Group, Inc.	118,000	810,660
	Medallion Financial Corp.	19,887	191,910
#	Mercantile Bancorp, Inc.	150	2,400
	Mercantile Bank Corp.	15,664	131,734
	Mercer Insurance Group, Inc.	18,572	331,510
	Merchants Bancshares, Inc.	11,342	260,639
	Meta Financial Group, Inc.	900	22,482
	MetroCorp Bancshares, Inc.	3,776	48,522
	MFB Corp.	200	5,402
	MicroFinancial, Inc.	14,000	51,520
	Mid Penn Bancorp, Inc.	231	6,029
	MidSouth Bancorp, Inc.	893	17,369
	Midwest Banc Holdings, Inc.	79,649	699,318
	Monroe Bancorp	400	5,204
*	Move, Inc.	362,848	1,092,175
	MutualFirst Financial, Inc.	3,000	30,600
	Nara Bancorp, Inc.	77,715	988,535
	National Interstate Corp.	53,460	1,227,442
#	National Penn Bancshares, Inc.	133,092	2,278,535
	National Security Group, Inc.	1,000	15,810
	National Western Life Insurance Co. Class A	1,700	400,826
*	Navigators Group, Inc.	22,422	1,132,087
	NBT Bancorp, Inc.	33,761	827,820
	Nelnet, Inc. Class A	24,204	319,251
	New England Bancshares, Inc.	19,897	217,872
	New Hampshire Thrift Bancshares, Inc.	2,320	27,701
	New Westfield Financial, Inc.	12,156	119,372
	NewAlliance Bancshares, Inc.	172,536	2,311,982
	NewBridge Bancorp	10,172	94,091
*	Newtek Business Services, Inc.	27,992	28,832
* #	NexCen Brands, Inc.	108,958	71,923
*	Nexity Financial Corp.	11,570	64,561
	North Central Bancshares, Inc.	400	10,676
	North Valley Bancorp	400	3,652
	Northeast Community Bancorp, Inc.	34,790	403,564
	Northrim Bancorp, Inc.	6,813	127,744
#	Northwest Bancorp, Inc.	54,266	1,331,145
	Norwood Financial Corp.	515	15,527
	NYMAGIC, Inc.	11,000	249,810
	OceanFirst Financial Corp.	35,941	737,869
	Ohio Valley Banc Corp.	200	5,000
#	Old National Bancorp	59,900	1,047,052
#	Old Second Bancorp, Inc.	37,461	711,384
	optionsXpress Holding, Inc.	29,101	664,667
	PAB Bankshares, Inc.	1,200	13,872
#	Pacific Capital Bancorp	65,323	1,302,541
	Pacific Continental Corp.	6,746	100,718
	Pacific Mercantile Bancorp	26,924	246,085
*	Pacific Premier Bancorp, Inc.	4,220	30,595
*	Pacific State Bancorp	1,600	16,000
	PacWest Bancorp	36,014	759,175

18

	Pamrapo Bancorp, Inc.	2,050	30,770
	Park Bancorp, Inc.	200	4,039
#	Park National Corp.	19,652	1,393,327
	Parkvale Financial Corp.	1,380	36,197
	Patriot National Bancorp	300	4,575
	Peapack-Gladstone Financial Corp.	18,769	522,717
*	Penn Treaty American Corp.	68,050	340,250
	Penns Woods Bancorp, Inc.	1,500	45,615
*	Pennsylvania Commerce Bancorp, Inc.	6,750	181,305
	Peoples Bancorp of North Carolina	450	6,187
	Peoples Bancorp, Inc.	32,152	761,681
	Peoples Community Bancorp	1,100	3,179
*	Pico Holdings, Inc.	29,377	1,217,970
*	Pinnacle Financial Partners, Inc.	50,155	1,348,668
*	Piper Jaffray Companies, Inc.	16,400	623,200
*	PMA Capital Corp. Class A	71,500	713,570
	Porter Bancorp, Inc.	1,041	18,686
* #	Portfolio Recovery Associates, Inc.	21,600	887,544
#	Preferred Bank	22,517	200,852
	Premier Financial Bancorp, Inc.	900	10,341
	Presidential Life Corp.	26,736	471,088
	Princeton National Bancorp, Inc.	1,100	30,723
#	PrivateBancorp, Inc.	27,586	1,044,958
*	ProAssurance Corp.	45,573	2,334,705
	ProCentury Corp.	37,300	656,853
	Prosperity Bancshares, Inc.	66,923	2,137,521
	Providence Community Bancshares, Inc.	300	4,276
#	Provident Bankshares Corp.	19,981	191,018
	Provident Financial Holdings, Inc.	6,750	87,277
	Provident Financial Services, Inc.	81,939	1,288,900
	Provident New York Bancorp	106,326	1,383,301
	Pulaski Financial Corp.	11,726	133,090
#	QC Holdings, Inc.	49,041	407,040
	Rainier Pacific Financial Group, Inc.	17,628	229,517
	Renasant Corp.	59,337	1,377,805
	Republic Bancorp, Inc. Class A	23,137	576,111
*	Republic First Bancorp, Inc.	3,506	16,338
	Resource America, Inc.	47,074	472,623
*	Rewards Network, Inc.	70,249	351,245
	Riverview Bancorp, Inc.	29,296	261,320
	RLI Corp.	26,000	1,329,640
#	Rockville Financial, Inc.	55,273	764,978
* #	Roma Financial Corp.	15,841	234,764
	Rome Bancorp, Inc.	26,000	304,200
#	Royal Bancshares of Pennsylvania, Inc. Class A	1,200	11,412
#	Royal Bank of Canada	5,879	301,064
	S&T Bancorp, Inc.	24,138	784,726
#	S.Y. Bancorp, Inc.	36,578	922,863
	Safety Insurance Group, Inc.	41,390	1,600,137
	Salisbury Bancorp, Inc.	200	6,600
	Sanders Morris Harris Group, Inc.	65,720	479,756
	Sandy Spring Bancorp, Inc.	55,333	1,465,218
	SCBT Financial Corp.	25,312	842,890
*	SCPIE Holdings, Inc.	2,495	68,862
*	Seabright Insurance Holdings	55,954	857,215

19

#	Seacoast Banking Corp. of Florida	44,747	481,030
#	Security Bank Corp.	46,159	253,874
*	Security National Financial Corp. Class A	2,144	9,498
	Selective Insurance Group, Inc.	42,400	927,712
	Shore Bancshares, Inc.	6,569	155,751
	SI Financial Group, Inc.	40,359	395,922
	Siebert Financial Corp.	7,500	26,175
#	Sierra Bancorp	28,687	631,975
*	Signature Bank	32,400	924,696
	Simmons First National Corp. Class A	37,907	1,153,510
#	Smithtown Bancorp, Inc.	26,425	544,619
	Somerset Hills Bancorp	13,893	145,744
#	South Financial Group, Inc.	63,870	351,924
*	Southcoast Financial Corp.	2,027	29,148
	Southern Community Financial Corp.	47,041	336,814
*	Southern Connecticut Bancorp, Inc.	100	710
*	Southern First Bancshares, Inc.	2,130	28,521
	Southern Missouri Bancorp, Inc.	400	5,880
#	Southside Bancshares, Inc.	37,552	822,018
	Southwest Bancorp, Inc.	43,357	735,335
	Southwest Georgia Financial Corp.	1,320	24,156
*	Specialty Underwriters’ Alliance, Inc.	1,300	6,188
	State Auto Financial Corp.	63,195	1,741,022
	State Bancorp, Inc.	38,225	533,239
	StellarOne Corp.	16,416	283,668
	Sterling Bancorp	53,042	778,126
	Sterling Bancshares, Inc.	90,007	919,872
	Sterling Financial Corp.	53,311	473,402
	Stewart Information Services Corp.	32,600	770,990
*	Stifel Financial Corp.	21,800	1,244,562
*	Stratus Properties, Inc.	7,065	187,152
#	Suffolk Bancorp	27,614	929,487
*	Sun American Bancorp	9,916	35,301
*	Sun Bancorp, Inc.	61,769	675,753
	SunTrust Banks, Inc.	284	14,828
* #	Superior Bancorp	14,113	209,014
	Susquehanna Bancshares, Inc.	81,523	1,569,318
*	Susser Holdings Corp.	14,600	173,448
* #	SVB Financial Group	36,200	1,855,250
	SWS Group, Inc.	72,356	1,337,139
	Taylor Capital Group, Inc.	27,952	359,183
	Teche Holding Co.	600	21,600
*	Tejon Ranch Co.	6,361	253,868
#	Temecula Valley Bancorp, Inc.	24,571	147,917
*	Tennessee Commerce Bancorp, Inc.	13,817	240,554
*	Texas Capital Bancshares, Inc.	77,423	1,402,905
	TF Financial Corp.	800	19,384
*	The Bancorp, Inc.	42,211	449,547
	The Phoenix Companies, Inc.	42,600	431,538
	The Savannah Bancorp, Inc.	300	4,713
	The Wilber Corp.	1,000	8,700
	Thomas Properties Group, Inc.	70,717	732,628
* #	Thomas Weisel Partners Group, Inc.	64,500	439,890
	TIB Financial Corp.	2,100	13,461
*	Tidelands Bancshares, Inc.	800	7,400

20

	TierOne Corp.	23,431	168,000
	Timberland Bancorp, Inc.	8,686	95,372
	Tompkins Financial Corp.	28,170	1,278,918
	Tower Group, Inc.	25,780	672,085
*	Tradestation Group, Inc.	130,180	1,370,795
* #	Triad Guaranty, Inc.	14,888	32,902
	Trico Bancshares	45,921	756,778
	TrustCo Bank Corp. (NY)	18,763	164,364
	Trustmark Corp.	59,700	1,191,612
#	UCBH Holdings, Inc.	85,387	416,689
	UMB Financial Corp.	46,627	2,432,531
#	Umpqua Holdings Corp.	82,364	1,148,154
*	Unico American Corp.	4,300	40,334
	Union Bankshares Corp.	37,924	760,376
	United Bankshares, Inc.	35,807	1,016,561
*	United Capital Corp.	600	13,800
#	United Community Banks, Inc.	50,029	523,303
	United Community Financial Corp.	89,231	541,632
	United Financial Bancorp, Inc.	51,600	631,068
	United Fire & Casualty Co.	41,104	1,483,443
*	United PanAm Financial Corp.	32,491	120,542
#	United Security Bancshares (CA)	27,490	409,876
	United Western Bancorp, Inc.	20,056	346,167
	Unity Bancorp, Inc.	3,433	27,018
*	Universal American Corp.	77,100	890,505
	Universal Insurance Holdings, Inc.	76,225	259,165
#	Univest Corporation of Pennsylvania	38,250	939,420
	ViewPoint Financial Group	51,076	826,920
#	Vineyard National Bancorp Co.	33,674	102,032
*	Virginia Commerce Bancorp, Inc.	48,046	290,678
	Washington Banking Co.	7,528	98,015
	Washington Trust Bancorp, Inc.	36,464	863,103
* #	Wauwatosa Holdings, Inc.	86,865	1,135,326
	Webster Financial Corp.	75,631	1,964,137
	Wesbanco, Inc.	47,967	1,055,274
	West Bancorporation	46,128	553,536
	West Coast Bancorp	34,760	402,173
#	Westamerica Bancorporation	24,183	1,342,156
*	Western Alliance Bancorp	35,100	371,709
	Westwood Holdings Group, Inc.	13,885	569,563
*	White River Capital, Inc.	300	3,814
	Whitney Holding Corp.	93,590	2,126,365
	Willow Financial Bancorp, Inc.	41,274	396,643
	Wilshire Bancorp, Inc.	71,900	642,067
*	Wilshire Enterprises, Inc.	10,900	33,790
	Wintrust Financial Corp.	36,382	1,134,391
*	World Acceptance Corp.	41,570	1,838,225
* #	WSB Financial Group, Inc.	500	1,830
	WSB Holdings, Inc.	800	4,680
	WVS Financial Corp.	500	8,115
	Yadkin Valley Financial Corp.	26,514	402,748
	Zenith National Insurance Corp.	57,489	2,319,681
* #	ZipRealty, Inc.	63,000	303,030
Total Financials			244,012,874

21

Health Care — (11.2%)
* #	Abaxis, Inc.	47,979	1,410,103
* #	Abiomed, Inc.	86,550	1,279,209
* #	Acadia Pharmaceuticals, Inc.	100,371	883,265
*	Accelrys, Inc.	79,976	521,444
* #	Accentia Biopharmaceuticals, Inc.	43,863	44,740
*	Adolor Corp.	130,850	741,919
* #	Advanced Medical Optics, Inc.	51,541	1,248,323
* #	Affymetrix, Inc.	27,671	333,712
*	Air Methods Corp.	32,098	1,237,057
* #	Akorn, Inc.	85,555	406,386
*	Albany Molecular Research, Inc.	84,143	1,176,319
* #	Alexza Pharmaceuticals, Inc.	89,972	460,657
* #	Align Technology, Inc.	62,100	817,857
* #	Alkermes, Inc.	5,348	67,759
*	Alliance Imaging, Inc.	129,893	1,094,998
*	Allied Healthcare International, Inc.	117,230	206,325
*	Allied Healthcare Products, Inc.	1,200	8,724
*	Allion Healthcare, Inc.	46,154	276,001
*	Allos Therapeutics, Inc.	157,223	996,794
* #	Allscripts Healthcare Solutions, Inc.	47,388	589,033
*	Almost Family, Inc.	23,986	585,498
* #	Alnylam Pharmaceuticals, Inc.	37,200	1,074,336
	Alpharma, Inc. Class A	62,400	1,571,856
* #	Amag Pharmaceuticals, Inc.	13,820	552,800
*	Amedisys, Inc.	33,734	1,714,025
*	America Services Group, Inc.	23,252	209,501
*	American Caresource Holding, Inc.	7,509	30,036
* #	American Dental Partners, Inc.	16,769	201,563
* #	American Medical Systems Holdings, Inc.	38,700	584,757
	American Shared Hospital Services	2,600	6,500
*	AMERIGROUP Corp.	72,200	1,993,442
*	AMICAS, Inc.	125,465	345,029
*	AMN Healthcare Services, Inc.	60,600	1,055,046
*	Amsurg Corp.	43,700	1,192,136
*	Anadys Pharmaceuticals, Inc.	10,164	29,577
	Analogic Corp.	14,800	991,896
* #	Anesiva, Inc.	79,532	279,157
*	AngioDynamics, Inc.	67,448	1,044,770
*	Anika Therapeutics, Inc.	28,796	250,525
* #	Antigenics, Inc.	181,886	420,157
* #	APP Pharmaceuticals, Inc.	16,182	214,573
*	Applera Corp. - Celera Group	115,338	1,485,553
*	Apria Healthcare Group, Inc.	64,740	1,090,869
* #	Arena Pharmaceuticals, Inc.	157,700	809,001
*	Ariad Pharmaceuticals, Inc.	173,172	446,784
*	Arqule, Inc.	129,806	555,570
*	Array BioPharma, Inc.	87,772	545,942
*	Arrhythmia Research Technology, Inc.	6,700	38,592
* #	Arthrocare Corp.	22,937	1,011,751
* #	Aspect Medical Systems, Inc.	51,292	274,412
*	Assisted Living Concepts, Inc.	77,175	517,073
*	AtriCure, Inc.	41,081	403,005
	Atrion Corp.	2,441	257,550
*	ATS Medical, Inc.	94,949	208,888

22

* #	Auxilium Pharmaceuticals, Inc.	11,000	350,240
*	Avalon Pharmaceuticals, Inc.	41,387	69,944
*	AVANIR Pharmaceuticals Class A	78,751	94,501
* #	AVANT Immunotherapeutics, Inc.	49,807	697,796
* #	AVI BioPharma, Inc.	122,289	171,205
*	Avigen, Inc.	60,030	178,289
* #	Barrier Therapeutics, Inc.	68,703	169,009
*	Bentley Pharmaceuticals, Inc.	60,887	953,490
*	Bioanalytical Systems, Inc.	2,800	12,600
* #	BioCryst Pharmaceuticals, Inc.	97,037	285,289
*	Bio-Imaging Technologies, Inc.	39,085	318,543
*	BioLase Technology, Inc.	64,182	208,592
*	BioMarin Pharmaceutical, Inc.	60,100	2,294,017
*	BioMimetic Therapeutics, Inc.	58,117	694,498
*	Bio-Reference Laboratories, Inc.	36,768	913,317
*	BioSante Pharmaceuticals, Inc.	65,845	262,722
*	BioScrip, Inc.	125,283	537,464
*	BioSphere Medical, Inc.	58,873	206,644
* #	Bovie Medical Corp.	42,854	333,404
*	Bruker BioSciences Corp.	128,453	1,495,193
* #	BSD Medical Corp.	61,330	458,135
*	Caliper Life Sciences, Inc.	134,160	480,293
	Cambrex Corp.	65,206	401,017
*	Candela Corp.	56,254	140,072
*	Cantel Medical Corp.	46,497	497,518
*	Capital Senior Living Corp.	83,716	673,077
*	Caraco Pharmaceutical Laboratories, Ltd.	71,552	1,232,125
*	Cardiac Science Corp.	62,339	588,480
*	Cardica, Inc.	40,314	287,036
* #	Cardium Therapeutics, Inc.	18,486	43,442
*	CAS Medical Systems, Inc.	18,693	58,883
* #	Cell Genesys, Inc.	169,591	600,352
*	Centene Corp.	45,220	954,594
*	Cepheid, Inc.	101,350	2,667,532
*	Cerus Corp.	98,308	485,642
	Chemed Corp.	20,520	743,234
* #	Clinical Data, Inc.	52,650	1,006,668
* #	Columbia Laboratories, Inc.	166,135	631,313
*	Combinatorx, Inc.	90,087	328,818
	Computer Programs & Systems, Inc.	30,721	612,884
* #	Conceptus, Inc.	61,239	1,162,316
*	Conmed Corp.	54,850	1,463,947
*	Continucare Corp.	46,204	101,649
	Cooper Companies, Inc.	15,400	622,930
*	Corvel Corp.	35,160	1,266,112
* #	Critical Therapeutics, Inc.	27,910	8,652
*	Cross Country Healthcare, Inc.	62,610	968,577
*	CryoCor, Inc.	30,953	41,787
*	CryoLife, Inc.	63,888	739,823
*	Cubist Pharmaceuticals, Inc.	20,421	389,224
*	Cutera, Inc.	25,341	259,492
* #	CV Therapeutics, Inc.	170,346	1,504,155
*	Cyberonics, Inc.	81,049	1,436,999
*	Cyclacel Pharmaceuticals, Inc.	66,843	139,702
*	Cynosure, Inc. Class A	23,831	584,574

23

*	Cypress Bioscience, Inc.	89,780	730,809
*	Cytokinetics, Inc.	98,723	396,866
*	Cytomedix, Inc.	63,564	43,224
* #	Cytori Therapeutics, Inc.	74,978	563,835
	Datascope Corp.	39,986	1,708,202
*	Daxor Corp.	2,100	30,713
* #	Dendreon Corp.	181,480	943,696
* #	DepoMed, Inc.	143,464	565,248
* #	Dexcom, Inc.	86,670	683,826
*	Dialysis Corporation of America	29,234	213,408
*	Digirad Corp.	50,837	113,875
*	Dionex Corp.	9,700	707,324
* #	Discovery Laboratories, Inc.	269,950	504,807
*	Durect Corp.	170,643	793,490
*	DUSA Pharmaceuticals, Inc.	67,634	133,915
*	Dyax Corp.	164,408	605,021
*	Dynavax Technologies Corp.	85,580	138,640
*	Eclipsys Corp.	4,700	95,880
*	Elite Pharmaceuticals, Inc.	8,788	5,536
*	Emageon, Inc.	1,835	4,221
*	Emergent Biosolutions, Inc.	29,650	318,738
* #	Emeritus Corp.	38,868	825,168
*	Emisphere Technologies, Inc.	38,584	70,995
*	Encision, Inc.	18,121	41,678
*	Endologix, Inc.	124,248	326,772
* #	Enzo Biochem, Inc.	68,199	670,396
* #	Enzon Pharmaceuticals, Inc.	43,800	385,440
* #	EPIX Pharmaceuticals, Inc.	72,781	159,390
*	eResearch Technology, Inc.	120,375	1,924,796
*	etrials Worldwide, Inc.	36,154	60,377
* #	ev3, Inc.	28,585	284,421
*	Evotec AG Sponsored ADR	42,931	166,143
*	Exact Sciences Corp.	80,569	159,527
*	Exactech, Inc.	30,930	822,429
* #	Farville, Inc.	84,381	8,227
* #	Five Star Quality Care, Inc.	109,000	730,300
* #	Genomic Health, Inc.	16,614	287,422
*	Gentiva Health Services, Inc.	78,254	1,576,036
* #	GenVec, Inc.	73,228	131,078
* #	Geron Corp.	216,351	919,492
*	Greatbatch, Inc.	71,800	1,346,250
* #	GTx, Inc.	72,140	1,083,543
*	Haemonetics Corp.	28,300	1,594,988
*	Halozyme Therapeutics, Inc.	36,600	189,588
*	Hanger Orthopedic Group, Inc.	34,011	442,143
*	Harvard Bioscience, Inc.	72,333	347,198
*	Health Grades, Inc.	95,930	541,045
*	Health Management Associates, Inc.	5,000	38,800
*	HealthExtras, Inc.	21,600	675,000
* #	HEALTHSOUTH Corp.	55,480	1,039,140
*	Healthspring, Inc.	95,360	1,771,789
*	HealthStream, Inc.	57,235	168,271
*	HealthTronics, Inc.	90,337	341,474
*	Healthways, Inc.	14,500	468,350
*	Hill-Rom Holdings, Inc.	15,100	464,325

24

*	Hi-Tech Pharmacal Co., Inc.	34,161	314,281
*	HMS Holdings Corp.	51,647	1,044,819
*	Home Diagnostics, Inc.	8,969	71,214
	Hooper Holmes, Inc.	117,967	114,428
*	Human Genome Sciences, Inc.	20,434	120,152
*	ICU Medical, Inc.	40,268	1,026,029
* #	Idenix Pharmaceuticals, Inc.	154,311	1,009,194
* #	Idera Pharmaceuticals, Inc.	63,369	950,535
* #	IDM Pharma, Inc.	78,407	164,655
*	I-Flow Corp.	69,859	959,164
* #	Illumina, Inc.	58,641	4,602,146
* #	ImmunoGen, Inc.	107,579	489,484
* #	Immunomedics, Inc.	216,745	578,709
*	Incyte Corp.	165,440	1,606,422
*	Indevus Pharmaceuticals, Inc.	206,278	926,188
*	Infinity Pharmaceuticals, Inc.	47,836	351,595
*	Inovio Biomedical Corp.	9,152	7,505
*	Inspire Pharmaceuticals, Inc.	109,976	431,106
*	Integra LifeSciences Holdings	9,487	398,644
*	IntegraMed America, Inc.	24,934	207,451
*	Interleukin Genetics, Inc.	1,698	2,445
* #	InterMune, Inc.	37,909	534,517
* #	Introgen Therapeutics, Inc.	136,142	279,091
#	Invacare Corp.	54,900	998,082
*	Inventiv Health, Inc.	30,636	1,001,797
* #	Inverness Medical Innovations, Inc.	27,121	991,544
*	Iomai Corp.	10,212	65,357
*	Iridex Corp.	21,625	50,386
*	IRIS International, Inc.	46,162	730,283
* #	Isis Pharmaceuticals, Inc.	78,600	1,111,404
* #	Ista Pharmaceuticals, Inc.	72,156	147,920
* #	Javelin Pharmaceuticals, Inc.	116,919	329,712
*	Kendle International, Inc.	33,929	1,282,177
*	Kensey Nash Corp.	36,207	1,063,762
	Kewaunee Scientific Corp.	2,000	35,960
*	Kindred Healthcare, Inc.	54,100	1,492,619
* #	Kosan Biosciences, Inc.	91,810	497,610
* #	K-V Pharmaceutical Co. Class A	11,100	277,611
*	K-V Pharmaceutical Co. Class B	3,825	95,893
* #	La Jolla Pharmaceutical Co.	99,298	189,659
	Landauer, Inc.	21,506	1,286,274
*	Langer, Inc.	26,814	38,344
*	Lannet Co., Inc.	47,838	186,568
	LCA-Vision, Inc.	20,850	173,264
*	Lexicon Pharmaceuticals, Inc.	220,790	465,867
*	LHC Group, Inc.	53,417	1,157,546
*	Ligand Pharmaceuticals, Inc. Class B	149,126	523,432
* #	Luminex Corp.	47,513	1,056,689
*	Magellan Health Services, Inc.	16,808	676,522
*	Magyar Bancorp, Inc.	1,700	17,833
* #	Martek Biosciences Corp.	60,200	2,273,152
*	Matrixx Initiatives, Inc.	33,439	552,412
*	Maxygen, Inc.	97,708	575,500
*	Medarex, Inc.	62,034	540,316
*	MedCath Corp.	59,066	1,281,732

25

*	Medical Action Industries, Inc.	51,900	689,232
*	Medical Staffing Network Holdings, Inc.	77,810	324,468
	Medicis Pharmaceutical Corp. Class A	28,500	677,730
* #	Medivation, Inc.	41,794	634,015
*	MEDTOX Scientific, Inc.	28,210	410,738
*	Memry Corp.	48,707	72,086
#	Meridian Bioscience, Inc.	42,654	1,251,042
*	Merit Medical Systems, Inc.	74,470	1,185,562
*	Metabasis Therapeutics, Inc.	83,691	148,133
*	Metropolitan Health Networks, Inc.	141,100	303,365
* #	Micromet, Inc.	59,216	143,303
* #	Micrus Endovascular Corp.	21,000	237,510
* #	MiddleBrook Pharmaceuticals, Inc.	168,745	806,601
* #	Minrad International, Inc.	113,045	255,482
*	Molecular Insight Pharmaceuticals, Inc.	13,000	91,520
* #	Molina Healthcare, Inc.	28,570	861,671
*	Momenta Pharmaceuticals, Inc.	99,384	1,274,103
* #	Monogram Biosciences, Inc.	73,035	80,339
*	MTS Medication Technologies	19,227	173,043
* #	MWI Veterinary Supply, Inc.	32,422	1,242,411
* #	Nabi Biopharmaceuticals	163,932	678,678
* #	Nastech Pharmaceutical Co., Inc.	21,778	25,916
*	National Dentex Corp.	3,100	35,309
	National Healthcare Corp.	20,524	1,072,379
	National Research Corp.	8,511	270,565
*	Natus Medical, Inc.	59,869	1,290,776
* #	Nektar Therapeutics	18,800	83,848
*	Neogen Corp.	38,341	1,009,902
*	Neurocrine Biosciences, Inc.	102,326	504,467
* #	Neurogen Corp.	92,917	77,121
*	Neurometric, Inc.	37,493	80,235
* #	Nighthawk Radiology Holdings, Inc.	54,872	418,673
*	NMT Medical, Inc.	18,100	86,699
*	Northstar Neuroscience, Inc.	59,766	101,005
*	Novacea, Inc.	36,484	118,208
* #	NovaMed, Inc.	67,333	264,619
* #	Novavax, Inc.	171,180	513,540
*	Noven Pharmaceuticals, Inc.	58,093	711,058
* #	NPS Pharmaceuticals, Inc.	153,197	689,387
*	Nutraceutical International Corp.	31,526	417,089
* #	NuVasive, Inc.	34,084	1,442,776
*	Nuvelo, Inc.	4,045	3,115
* #	NxStage Medical, Inc.	71,728	347,881
*	Odyssey Healthcare, Inc.	87,077	950,010
* #	Omnicell, Inc.	34,122	453,140
*	Omrix Biopharmaceuticals, Inc.	12,366	224,938
*	Onyx Pharmaceuticals, Inc.	14,700	519,498
*	Optimer Pharmaceuticals, Inc.	19,009	141,047
*	OraSure Technologies, Inc.	142,326	774,253
*	Orchid Cellmark, Inc.	86,053	243,530
* #	Oscient Pharmaceuticals Corp.	31,976	67,150
* #	Osiris Therapeutics, Inc.	25,606	358,740
*	Osteotech, Inc.	53,553	327,744
	Owens & Minor, Inc.	36,200	1,718,776
*	Oxigene, Inc.	59,593	98,328

26

* #	Pain Therapeutics, Inc.	116,764	949,291
*	Palomar Medical Technologies, Inc.	16,636	183,994
*	Par Pharmaceutical Companies, Inc.	42,000	766,080
*	Parexel International Corp.	79,400	1,952,446
*	PDI, Inc.	26,766	220,820
* #	Penwest Pharmaceuticals Co.	20,588	64,235
#	Perrigo Co.	98,412	3,602,863
*	Pharmacopia, Inc.	12,000	51,720
*	Pharmanet Development Group, Inc.	53,335	900,295
*	Phase Forward, Inc.	11,915	206,606
*	PHC, Inc.	58,110	162,708
*	Pipex Pharmaceuticals, Inc.	2,524	2,335
* #	Pozen, Inc.	68,480	940,915
* #	Progenics Pharmaceuticals, Inc.	53,900	882,882
*	Prospect Medical Holdings, Inc.	32,343	119,022
* #	Providence Service Corp.	37,972	1,004,359
* #	ProxyMed, Inc.	13,481	14,290
*	PSS World Medical, Inc.	65,040	1,185,029
	Psychemedics Corp.	14,899	241,513
*	Psychiatric Solutions, Inc.	14,500	528,815
*	QuadraMed Corp.	105,375	214,965
*	Questcor Pharmaceuticals, Inc.	160,680	817,861
*	Quidel Corp.	67,260	1,148,128
* #	Quigley Corp.	30,506	165,343
* #	RadNet, Inc.	93,718	611,041
* #	Regeneration Technologies, Inc.	50,194	499,430
*	Regeneron Pharmaceuticals, Inc.	29,200	581,080
*	RehabCare Group, Inc.	40,700	690,679
*	Repligen Corp.	106,645	615,342
* #	Repros Therapeutics, Inc.	43,465	431,173
*	Res-Care, Inc.	81,300	1,550,391
*	Retractable Technologies, Inc.	44,059	61,683
* #	Rigel Pharmaceuticals, Inc.	66,166	1,544,314
* #	Rochester Medical Corp.	38,989	486,193
*	Rockwell Medical Technologies, Inc.	38,488	234,392
*	Salix Pharmaceuticals, Ltd.	81,600	626,688
* #	Sangamo BioSciences, Inc.	88,368	979,117
*	Santarus, Inc.	155,518	377,909
* #	Savient Pharmaceuticals, Inc.	90,300	2,405,592
*	SciClone Pharmaceuticals, Inc.	121,574	217,617
#	Sciele Pharma, Inc.	49,700	1,088,927
*	Seattle Genetics, Inc.	70,899	662,906
*	Senomyx, Inc.	39,050	201,889
* #	Sequenom, Inc.	100,258	770,984
*	SGX Pharmaceuticals, Inc.	45,872	63,303
* #	Sirona Dental Systems, Inc.	46,760	1,386,902
* #	Somanetics Corp.	38,697	684,163
* #	Somaxon Pharmaceuticals, Inc.	46,592	198,016
*	Sonic Innovations, Inc.	75,402	301,608
* #	SonoSite, Inc.	46,704	1,434,747
	Span-American Medical System, Inc.	4,055	48,741
*	Spectranetics Corp.	75,835	826,602
*	Spectrum Pharmaceuticals, Inc.	29,539	53,170
*	SRI/Surgical Express, Inc.	3,745	14,268
* #	Staar Surgical Co.	78,350	262,473

27

*	StemCells, Inc.	161,398	227,571
* #	Stereotaxis, Inc.	62,028	326,888
	Steris Corp.	57,563	1,741,281
*	Strategic Diagnostics, Inc.	58,203	215,351
*	Sun Healthcare Group, Inc.	39,320	564,635
* #	Sunesis Pharmaceuticals, Inc.	23,849	47,698
*	SunLink Health Systems, Inc.	2,600	12,610
*	Sunrise Senior Living, Inc.	60,000	1,588,800
* #	SuperGen, Inc.	118,465	297,347
* #	SurModics, Inc.	18,300	820,572
*	SXC Health Solutions Corp.	2,739	44,618
*	Symmetry Medical, Inc.	120,820	1,789,344
*	Synovis Life Technologies, Inc.	36,700	718,586
* #	Synta Pharmaceuticals Corp.	30,849	215,943
*	Targacept, Inc.	30,569	242,106
* #	Telik, Inc.	144,524	313,617
* #	Tercica, Inc.	135,581	577,575
*	The Medicines Co.	21,600	395,280
*	Theragenics Corp.	61,900	243,267
*	Third Wave Technologies, Inc.	113,797	1,207,386
*	Thoratec Corp.	66,058	1,091,939
*	Titan Pharmaceuticals, Inc.	77,434	118,474
*	Torreypines Therapeutics, Inc.	34,303	45,623
*	Transcend Services, Inc.	256	2,721
#	Trimeris, Inc.	66,668	396,008
*	TriZetto Group, Inc.	34,993	751,300
*	U.S. Physical Therapy, Inc.	35,876	615,632
*	Urologix, Inc.	12,993	16,501
* #	Uroplasty, Inc.	40,443	145,595
	Utah Medical Products, Inc.	7,282	203,896
#	Valeant Pharmaceuticals International	15,900	260,283
*	Varian, Inc.	17,600	976,624
*	Vascular Solutions, Inc.	44,959	289,986
* #	Vical, Inc.	117,393	374,484
*	ViroPharma, Inc.	110,026	1,055,149
*	Vital Images, Inc.	49,630	766,784
	Vital Signs, Inc.	19,775	1,123,022
*	Vivus, Inc.	140,818	963,195
*	Vnus Medical Technologies	50,781	891,207
*	Volcano Corp.	60,462	842,840
	West Pharmaceutical Services, Inc.	25,600	1,214,208
*	Wright Medical Group, Inc.	37,030	1,099,421
*	Xenoport, Inc.	22,100	956,488
* #	XOMA, Ltd.	71,095	142,190
	Young Innovations, Inc.	15,268	312,383
*	Zoll Medical Corp.	53,446	1,937,418
* #	Zymogenetics, Inc.	22,000	198,440
Total Health Care			227,943,767

Industrials — (14.3%)
* #	3-D Systems Corp.	40,583	371,740
*	A. T. Cross Co. Class A	22,235	182,549
	A.O. Smith Corp.	15,500	560,325
	AAON, Inc.	48,339	1,016,086
* #	AAR Corp.	51,000	983,280

28

	ABM Industries, Inc.	52,409	1,144,088
* #	Acco Brands Corp.	33,200	509,288
*	Accuride Corp.	100,559	779,332
	Aceto Corp.	23,731	186,763
*	Active Power, Inc.	194,984	272,978
	Actuant Corp.	20,240	738,962
	Administaff, Inc.	27,000	753,840
*	AeroCentury Corp.	400	4,384
*	Aerosonic Corp.	8,458	28,926
*	Aerovironment, Inc.	3,402	90,425
*	AGCO Corp.	38,802	2,344,805
*	Air Transport Services Group, Inc.	105,692	174,392
*	AirNet Systems, Inc.	15,267	42,595
* #	Airtran Holdings, Inc.	87,800	263,400
	Alamo Group, Inc.	29,500	682,925
*	Alaska Air Group, Inc.	61,388	1,198,908
	Albany International Corp. Class A	26,164	905,536
*	Allegiant Travel Co.	6,500	135,850
* #	Allied Defense Group, Inc.	23,266	165,189
*	Amerco, Inc.	27,978	1,664,971
	American Ecology Corp.	40,597	1,165,946
#	American Railcar Industries, Inc.	65,989	1,381,150
*	American Reprographics Co.	32,500	594,425
#	American Science & Engineering, Inc.	26,999	1,382,889
* #	American Superconductor Corp.	62,800	2,215,584
#	American Woodmark Corp.	38,446	866,188
	Ameron International Corp.	18,360	2,105,341
	Ampco-Pittsburgh Corp.	29,922	1,396,161
* #	AMR Corp.	14,190	102,026
#	Amrep Corp.	19,250	962,693
	Angelica Corp.	32,345	702,210
*	APAC Customer Services, Inc.	34,402	49,195
	Apogee Enterprises, Inc.	73,873	1,753,745
* #	Applied Energetics, Inc.	258,435	524,623
	Applied Industrial Technologies, Inc.	28,275	777,845
	Applied Signal Technologies, Inc.	40,368	624,493
*	Argan, Inc.	6,418	79,423
*	Argon ST, Inc.	60,841	1,468,702
	Arkansas Best Corp.	39,600	1,471,536
* #	Arotech Corp.	37,312	86,564
*	Astec Industries, Inc.	32,487	1,264,069
*	Astronics Corp.	12,565	219,008
*	Atlas Air Worldwide Holding, Inc.	23,758	1,470,620
*	Avalon Holding Corp. Class A	1,400	6,020
*	Avis Budget Group, Inc.	1,400	19,488
*	Axsys Technologies, Inc.	32,169	1,903,118
* #	AZZ, Inc.	36,011	1,130,025
	Badger Meter, Inc.	24,736	1,215,774
*	Baker (Michael) Corp.	22,386	503,013
	Baldor Electric Co.	36,200	1,274,240
*	Baldwin Technology Co., Inc. Class A	39,388	124,072
	Barnes Group, Inc.	57,483	1,836,007
	Barrett Business Services, Inc.	31,635	416,000
* #	Beacon Roofing Supply, Inc.	82,514	1,007,496
	Belden, Inc.	21,700	909,013

29

*	Blount International, Inc.	114,947	1,610,407
#	BlueLinx Holdings, Inc.	89,975	428,281
#	Bowne & Co., Inc.	20,864	320,680
*	Breeze-Eastern Corp.	8,698	101,984
#	Briggs & Stratton Corp.	50,457	744,241
*	BTU International, Inc.	25,195	296,293
* #	Builders FirstSource, Inc.	45,700	334,524
#	C&D Technologies, Inc.	75,000	463,500
*	Cano Petroleum, Inc.	102,335	818,680
* #	Capstone Turbine Corp.	301,616	1,134,076
#	Cascade Corp.	31,635	1,593,139
*	Casella Waste Systems, Inc. Class A	80,312	896,282
*	CBIZ, Inc.	188,216	1,603,600
	CDI Corp.	62,737	1,788,005
*	CECO Environmental Corp.	47,737	303,130
*	Celadon Group, Inc.	70,805	807,177
*	Cenveo, Inc.	55,900	652,912
*	Ceradyne, Inc.	23,275	1,003,851
	Champion Industries, Inc.	9,061	44,127
*	Chart Industries, Inc.	26,197	1,097,392
	Chase Corp.	24,342	456,413
	CIRCOR International, Inc.	40,937	2,186,445
	Clarcor, Inc.	26,400	1,146,288
*	Clean Harbors, Inc.	14,400	1,022,832
* #	Coleman Cable, Inc.	21,767	241,614
*	Columbus McKinnon Corp.	46,340	1,321,153
	Comfort Systems USA, Inc.	105,123	1,397,085
*	Commercial Vehicle Group, Inc.	51,964	724,378
*	Competitive Technologies, Inc.	24,544	72,896
*	COMSYS IT Partners, Inc.	43,813	439,883
* #	Consolidated Graphics, Inc.	17,600	966,768
*	Cornell Companies, Inc.	25,000	556,000
* #	CoStar Group, Inc.	17,400	816,060
*	Covenant Transport Group Class A	10,563	50,069
*	CPI Aerostructures, Inc.	16,149	127,416
*	CRA International, Inc.	31,199	1,087,909
	Cubic Corp.	46,984	1,187,756
	Curtiss-Wright Corp.	10,800	556,308
	Deluxe Corp.	36,940	832,258
	Diamond Management & Technology Consultants, Inc.	76,762	406,839
* #	Document Securities Systems, Inc.	36,586	209,272
*	Dollar Thrifty Automotive Group, Inc.	28,599	400,386
*	Double Eagle Petroleum Co.	24,609	487,750
*	Ducommun, Inc.	23,596	747,285
*	DXP Enterprises, Inc.	18,510	761,501
*	Dynamex, Inc.	29,552	740,869
	Dynamic Materials Corp.	23,296	1,010,580
#	Eagle Bulk Shipping, Inc.	55,300	1,843,702
*	Eagle Test Systems, Inc.	63,517	732,351
	Eastern Co.	10,606	174,522
	Ecology & Environment, Inc. Class A	420	4,767
	Electro Rent Corp.	75,455	1,065,425
*	EMCOR Group, Inc.	85,600	2,512,360
#	Encore Wire Corp.	67,665	1,532,612
* #	Energy Conversion Devices, Inc.	36,330	2,306,228

30

*	Energy Focus, Inc.	13,414	31,925
*	EnerSys	67,099	2,094,160
* #	ENGlobal Corp.	71,586	735,188
	Ennis, Inc.	80,285	1,516,584
*	EnPro Industries, Inc.	40,000	1,604,000
	Equifax, Inc.	1	38
*	ESCO Technologies, Inc.	26,490	1,364,500
	Espey Manufacturing & Electronics Corp.	1,000	22,700
*	Esterline Technologies Corp.	43,457	2,691,292
* #	Evergreen Solar, Inc.	108,160	1,124,864
* #	Exide Technologies	125,923	2,076,470
*	Exponent, Inc.	40,427	1,318,729
*	ExpressJet Holdings, Inc.	54,945	111,538
	Federal Signal Corp.	120,806	1,628,465
*	First Advantage Corp.	8,308	166,742
* #	Flanders Corp.	72,178	516,794
*	Flow International Corp.	83,148	844,784
	Flowserve Corp.	45,400	6,288,808
#	Forward Air Corp.	15,597	577,869
#	Franklin Electric Co., Inc.	11,780	477,090
	Freightcar America, Inc.	33,034	1,440,282
* #	Frontier Airlines Holdings, Inc.	22,198	5,217
	Frozen Food Express Industries, Inc.	33,400	263,860
*	FTI Consulting, Inc.	54,350	3,264,261
* #	Fuel Tech, Inc.	30,297	770,756
* #	FuelCell Energy, Inc.	154,217	1,562,218
*	Furmanite Corp.	103,093	935,054
	G & K Services, Inc. Class A	23,648	827,444
*	Gardner Denver Machinery, Inc.	28,449	1,509,504
	GATX Corp.	26,800	1,321,508
*	Gehl Co.	27,057	432,912
	Gencorp, Inc.	87,881	731,170
* #	General Cable Corp.	2,400	169,920
*	Genesee & Wyoming, Inc.	47,252	1,928,827
*	GeoEye, Inc.	52,999	903,633
*	GeoPetro Resources Co.	48,309	119,323
#	Gorman-Rupp Co.	45,007	1,975,807
*	GP Strategies Corp.	50,994	507,900
*	Graftech International, Ltd.	102,200	2,698,080
	Graham Corp.	10,269	702,810
	Greenbrier Companies, Inc.	53,328	1,399,860
*	Griffon Corp.	70,288	635,404
	Hardinge, Inc.	34,310	482,056
	Harsco Corp.	5,600	354,592
*	Hawaiian Holdings, Inc.	121,041	886,020
#	Healthcare Services Group, Inc.	61,335	1,081,949
#	Heartland Express, Inc.	49,934	768,984
#	Heico Corp.	13,097	664,411
	Heico Corp. Class A	19,577	775,641
	Heidrick & Struggles International, Inc.	55,816	1,599,128
*	Henry Bros. Electronics, Inc.	15,919	101,882
*	Herley Industries, Inc.	17,600	282,832
*	Hill International, Inc.	96,818	1,563,611
	Hi-Shear Technology Corp.	20,325	240,851
#	HNI Corp.	36,500	915,420

31

* #	Hoku Scientific, Inc.	48,370	372,449
	Houston Wire & Cable Co.	50,499	1,089,768
* #	HQ Sustainable Maritime Industries, Inc.	32,669	501,469
*	Hub Group, Inc. Class A	51,200	1,847,296
*	Hudson Highland Group, Inc.	72,957	914,151
* #	Hurco Companies, Inc.	18,157	657,828
*	Huttig Building Products, Inc.	52,082	121,872
*	ICT Group, Inc.	16,969	179,871
*	IHS, Inc.	988	58,845
*	II-VI, Inc.	47,000	1,838,170
	IKON Office Solutions, Inc.	173,900	2,102,451
*	Industrial Distribution Group, Inc.	14,703	177,612
*	Innotrac Corp.	1,100	4,499
* #	Innovative Solutions & Support, Inc.	41,440	320,746
* #	Insituform Technologies, Inc. Class A	72,691	1,340,422
	Insteel Industries, Inc.	49,878	799,544
* #	Integrated Electrical Services, Inc.	45,206	825,462
* #	InterDigital, Inc.	27,200	679,728
*	Interline Brands, Inc.	33,290	594,559
*	International Shipholding Corp.	5,100	121,278
*	Intersections, Inc.	48,382	453,823
* #	JetBlue Airways Corp.	163,100	647,507
*	Kadant, Inc.	21,892	585,173
	Kaman Corp. Class A	33,700	872,830
*	Kansas City Southern	42,800	2,138,288
	Kaydon Corp.	23,000	1,405,530
	Kelly Services, Inc. Class A	42,643	895,503
*	Kenexa Corp.	58,400	1,176,176
*	Key Technology, Inc.	15,407	563,434
*	Kforce, Inc.	107,381	993,274
* #	Kirby Corp.	42,949	2,390,541
#	Knight Transportation, Inc.	74,724	1,364,460
	Knoll, Inc.	15,300	226,899
*	Korn/Ferry International	40,900	687,120
*	K-Tron International, Inc.	5,072	693,748
	L.S. Starrett Co. Class A	1,900	43,282
*	LaBarge, Inc.	44,121	582,397
*	Ladish Co., Inc.	38,377	1,247,636
	Lawson Products, Inc.	10,311	267,983
*	Layne Christensen Co.	30,600	1,564,578
*	Learning Tree International, Inc.	47,140	834,378
*	LECG Corp.	60,621	612,272
*	LGL Group, Inc.	1,000	7,300
	Lindsay Corp.	25,764	2,705,220
*	LMI Aerospace, Inc.	34,127	709,842
	LSI Industries, Inc.	55,560	591,158
*	Lydall, Inc.	40,600	622,804
* #	M&F Worldwide Corp.	36,700	1,313,493
*	Mac-Gray Corp.	23,300	245,116
*	Magnetek, Inc.	91,516	411,822
*	MAIR Holdings, Inc.	23,464	98,549
*	Manitex International, Inc.	28,583	154,634
*	Marten Transport, Ltd.	60,359	1,081,633
	McGrath Rentcorp.	48,058	1,327,843
* #	Medialink Worldwide, Inc.	15,887	16,205

32

*	Merrimac Industries, Inc.	1,920	13,344
* #	Mesa Air Group, Inc.	61,800	44,496
* #	Metalline Mining Co.	24,400	49,532
	Met-Pro Corp.	47,468	639,869
*	MFRI, Inc.	18,470	287,947
* #	Microvision, Inc.	136,001	470,563
* #	Middleby Corp.	9,000	513,810
* #	Milacron, Inc.	8,161	10,446
*	Miller Industries, Inc.	33,900	379,341
	Mine Safety Appliances Co.	32,120	1,324,629
*	Misonix, Inc.	15,145	54,522
*	Mobile Mini, Inc.	45,805	1,107,107
*	Moog, Inc. Class A	28,057	1,272,104
*	Moog, Inc. Class B	1,291	58,418
*	MTC Technologies, Inc.	35,086	836,099
	Mueller Industries, Inc.	43,122	1,543,336
	Mueller Water Products, Inc. Class B	76,992	762,221
	Multi-Color Corp.	34,436	766,201
	NACCO Industries, Inc. Class A	9,254	803,802
*	Nashua Corp.	1,700	16,048
*	National Technical Systems, Inc.	26,331	146,137
*	Navigant Consulting, Inc.	53,600	1,080,040
*	NCI Building Systems, Inc.	26,200	818,488
	Nordson Corp.	14,900	1,070,565
*	North America Galvanizing & Coatings, Inc.	37,200	286,068
* #	Odyssey Marine Exploration, Inc.	55,934	274,636
*	Old Dominion Freight Line, Inc.	39,180	1,182,452
	Omega Flex, Inc.	26,580	476,579
*	On Assignment, Inc.	94,735	790,090
*	Orbital Sciences Corp.	75,335	1,955,697
*	P.A.M. Transportation Services, Inc.	27,163	398,210
*	Paragon Technologies, Inc.	7,563	49,462
*	Park-Ohio Holdings Corp.	29,890	448,948
*	Patrick Industries, Inc.	2,334	16,945
*	Patriot Transportation Holding, Inc.	4,383	393,944
*	Peerless Manufacturing Co.	11,322	526,020
*	Pemco Aviation Group Inc	600	1,362
*	Perini Corp.	34,800	1,339,452
*	PHH Corp.	76,600	1,442,378
*	Pike Electric Corp.	90,000	1,403,100
* #	Pinnacle Airlines Corp.	54,079	352,054
* #	Plug Power, Inc.	245,764	771,699
	Portec Rail Products, Inc.	27,131	329,642
*	Powell Industries, Inc.	32,090	1,715,852
* #	Power-One, Inc.	209,713	637,528
	Preformed Line Products Co.	3,100	156,612
* #	Protection One, Inc.	58,317	496,278
	Providence & Worcester Railroad Co.	1,600	32,000
*	Quality Distribution, Inc.	40,656	142,296
*	Quanex Building Products Corp.	38,575	678,920
	Quipp, Inc.	1,148	5,970
	Quixote Corp.	26,476	270,055
	Raven Industries, Inc.	17,500	660,625
*	RCM Technologies, Inc.	33,846	146,215
	Regal-Beloit Corp.	41,772	1,942,398

33

*	Republic Airways Holdings, Inc.	78,632	957,738
	Resources Connection, Inc.	22,452	471,717
	Robbins & Myers, Inc.	60,800	2,461,792
	Rollins, Inc.	40,775	648,730
*	Rush Enterprises, Inc. Class A	56,951	921,467
*	Rush Enterprises, Inc. Class B	20,502	308,350
*	Saia, Inc.	20,290	282,234
	Schawk, Inc.	75,237	1,259,467
*	School Specialty, Inc.	30,110	945,153
	Servidyne, Inc.	8,800	53,592
	Servotronics, Inc.	2,970	47,193
*	Shaw Group, Inc.	25,131	1,532,991
*	SIFCO Industries, Inc.	12,208	156,873
#	Simpson Manufacturing Co., Inc.	46,100	1,216,118
	Skywest, Inc.	97,200	1,502,712
*	SL Industries, Inc.	15,983	234,950
*	SmartPros, Ltd.	10,879	41,340
*	Sparton Corp.	6,783	31,202
*	Spherion Corp.	64,000	321,920
*	Spherix, Inc.	34,571	35,608
* #	Spire Corp.	24,657	354,568
*	Standard Parking Corp.	40,980	878,611
	Standard Register Co.	64,186	762,530
	Standex International Corp.	36,616	756,120
*	Sterling Construction Co., Inc.	46,504	924,965
	Sun Hydraulics, Inc.	38,832	1,557,552
*	Superior Essex, Inc.	43,248	1,881,288
	Supreme Industries, Inc.	4,810	22,415
	Sypris Solutions, Inc.	47,808	214,658
*	SYS Technologies	40,995	100,438
#	TAL International Group, Inc.	34,934	938,677
*	Taleo Corp. Class A	45,909	908,539
* #	Taser International, Inc.	41,800	293,854
*	Team, Inc.	19,900	637,596
*	TeamStaff, Inc.	193	444
	Tech/Ops Sevcon, Inc.	4,409	32,627
	Technology Research Corp.	16,535	49,605
	Tecumseh Products Co. Class A	29,154	1,017,766
*	Teledyne Technologies, Inc.	33,700	1,876,416
*	TeleTech Holdings, Inc.	23,759	613,933
	Tennant Co.	30,000	1,055,100
*	Tetra Tech, Inc.	45,085	1,192,047
*	The Advisory Board Co.	5,800	267,786
*	The Geo Group, Inc.	66,100	1,519,639
	Thomas Group, Inc.	22,033	56,625
#	Titan International, Inc.	29,700	1,174,041
	Todd Shipyards Corp.	10,541	154,320
*	Trailer Bridge, Inc.	19,972	123,427
*	TRC Companies, Inc.	44,933	232,753
	Tredegar Industries, Inc.	33,800	493,818
* #	Trex Co., Inc.	40,055	448,616
	Trinity Industries, Inc.	1,250	51,063
	Triumph Group, Inc.	17,600	1,094,544
*	TrueBlue, Inc.	37,500	546,000
*	Tufco Technologies, Inc.	1,800	11,880

34

*	TurboChef Technologies, Inc.	55,366	372,613
	Twin Disc, Inc.	27,718	526,642
*	U.S. Home Systems, Inc.	13,892	65,292
*	Ultralife Batteries, Inc.	52,612	664,490
*	United Rentals, Inc.	77,500	1,595,725
*	United Stationers, Inc.	27,666	1,171,378
	Universal Forest Products, Inc.	45,100	1,530,243
*	Universal Security Instruments, Inc.	6,153	39,072
*	Universal Truckload Services, Inc.	46,562	1,134,250
*	UQM Technologies, Inc.	54,888	138,867
*	URS Corp.	10,900	521,129
*	US Airways Group, Inc.	22,875	90,585
*	USA Truck, Inc.	6,385	81,600
	Valmont Industries, Inc.	24,400	2,802,096
*	Valpey Fisher Corp.	1,200	4,980
*	Versar, Inc.	29,467	153,228
	Viad Corp.	29,150	961,367
#	Vicor Corp.	80,297	906,553
*	Volt Information Sciences, Inc.	61,086	913,847
	VSE Corp.	9,412	323,490
	Wabash National Corp.	84,750	727,155
	Wabtec Corp.	32,294	1,503,932
	Walter Industries, Inc.	35,000	3,263,400
#	Watsco, Inc. Class A	19,200	892,800
	Watsco, Inc. Class B	100	4,625
	Watson Wyatt & Co. Holdings	8,900	521,273
#	Watts Water Technologies, Inc.	32,100	910,356
*	WCA Waste Corp.	48,746	268,590
	Werner Enterprises, Inc.	113,442	2,148,591
*	Westaff, Inc.	43,401	88,538
*	Willdan Group, Inc.	1,000	5,400
*	Willis Lease Finance Corp.	5,400	59,508
	Woodward Governor Co.	37,851	1,524,260
* #	YRC Worldwide, Inc.	1,367	23,868
Total Industrials			292,482,341

Information Technology — (14.6%)
*	3Com Corp.	327,364	824,957
* #	Acacia Research-Acacia Technologies	50,257	272,896
* #	Access Integrated Technologies, Inc.	72,694	156,292
* #	ACI Worldwide, Inc.	18,300	318,603
*	Actel Corp.	38,200	655,130
*	ActivIdentity Corp.	123,318	350,223
*	Activision, Inc.	1	34
*	Actuate Corp.	137,568	682,337
	Acxiom Corp.	54,500	799,515
*	Adaptec, Inc.	302,926	978,451
*	ADC Telecommunications, Inc.	34,200	538,308
*	ADDvantage Technologies Group, Inc.	25,759	94,793
* #	Adept Technology, Inc.	24,841	208,416
	Adtran, Inc.	33,300	828,837
*	Advanced Analogic Technologies, Inc.	117,602	820,862
*	Advanced Energy Industries, Inc.	66,300	1,050,192
* #	Advanced Photonix, Inc.	55,700	77,980
* #	Advent Software, Inc.	23,367	1,004,080

35

*	Aehr Test Systems	26,387	230,622
*	Aetrium, Inc.	31,685	99,174
	Agilysys, Inc.	28,000	292,320
*	Airspan Networks, Inc.	46,804	41,562
* ●	Allen Organ Co.	700	6,361
	American Software, Inc. Class A	60,698	396,965
*	Amkor Technology, Inc.	113,200	1,206,712
*	Amtech Systems, Inc.	25,114	246,871
* #	Anadigics, Inc.	94,765	1,171,295
*	Analysts International Corp.	18,818	32,743
*	Anaren, Inc.	51,200	666,112
*	Anixter International, Inc.	208	13,522
*	Ansoft Corp.	43,700	1,594,176
*	Ansys, Inc.	8,609	407,206
*	Applied Micro Circuits Corp.	70,059	687,279
*	Ariba, Inc.	147,334	2,186,437
*	Arris Group, Inc.	163,457	1,529,958
*	Art Technology Group, Inc.	334,701	1,255,129
	Astro-Med, Inc.	3,086	30,860
*	Asyst Technologies, Inc.	73,490	260,890
* #	Atheros Communications	17,800	594,876
	Atlantic Tele-Network, Inc.	45,061	1,350,028
*	ATMI, Inc.	33,900	1,014,627
*	Autobytel, Inc.	92,923	155,181
* #	Avid Technology, Inc.	51,200	1,098,752
*	Avocent Corp.	42,290	834,382
*	Aware, Inc.	64,607	233,877
*	Axcelis Technologies, Inc.	242,669	1,385,640
*	AXT, Inc.	86,201	398,249
* #	Bankrate, Inc.	17,941	906,021
* #	BearingPoint, Inc.	87,000	118,320
	Bel Fuse, Inc. Class A	3,956	121,251
	Bel Fuse, Inc. Class B	25,176	659,359
*	Benchmark Electronics, Inc.	108,380	1,925,913
*	BigBand Networks, Inc.	150,887	799,701
	Black Box Corp.	33,592	964,090
* #	Blackboard, Inc.	2,500	94,700
*	Blue Coat Systems, Inc.	51,800	938,616
*	Bookham, Inc.	223,624	453,957
* #	Borland Software Corp.	175,968	248,115
*	Bottomline Technologies, Inc.	69,767	694,182
*	Brightpoint, Inc.	114,703	1,129,825
*	Brocade Communications Systems, Inc.	100,005	806,040
*	Brooks Automation, Inc.	94,521	963,169
*	BSQUARE Corp.	32,399	154,543
* #	Cabot Microelectronics Corp.	27,966	1,037,539
*	CACI International, Inc. Class A	26,995	1,375,935
*	CalAmp Corp.	70,074	175,886
*	California Micro Devices Corp.	62,062	221,561
*	Callidus Software, Inc.	83,044	504,908
*	CallWave, Inc.	56,521	137,346
	CAM Commerce Solutions, Inc.	11,857	429,579
*	Captaris, Inc.	73,277	319,488
*	Cascade Microtech, Inc.	35,214	276,430
#	Cass Information Systems, Inc.	17,442	554,132

36

*	Catalyst Semiconductor, Inc.	43,885	197,483
*	Catapult Communications Corp.	39,833	293,569
*	Centillium Communications, Inc.	23,549	18,839
*	CEVA, Inc.	55,197	461,999
*	Checkpoint Systems, Inc.	44,600	1,158,262
*	Cherokee International Corp.	37,733	109,426
*	Chordiant Software, Inc.	57,926	371,885
*	Ciber, Inc.	72,351	507,904
*	Ciprico, Inc.	12,133	19,655
*	Cirrus Logic, Inc.	250,812	1,645,327
*	CMGI, Inc.	76,742	1,149,595
*	CNET Networks, Inc.	83,300	953,785
* #	Cogent, Inc.	18,000	215,460
	Cognex Corp.	35,415	986,662
	Cohu, Inc.	69,079	1,181,942
*	Comarco, Inc.	12,602	40,578
# ●	Commerce One, Inc.	1,966	—
*	CommScope, Inc.	44,900	2,462,765
	Communications Systems, Inc.	6,500	71,825
*	Comtech Telecommunications Corp.	37,058	1,715,785
*	Concur Technologies, Inc.	39,600	1,452,132
* #	Convera Corp.	146,848	204,119
*	CPI International, Inc.	44,459	541,955
*	Credence Systems Corp.	245,761	265,422
* #	Cree, Inc.	15,400	391,468
*	CSG Systems International, Inc.	38,000	504,640
*	CSP, Inc.	1,770	10,390
	CTS Corp.	29,900	325,312
*	Cyberoptics Corp.	24,383	218,472
*	Cybersource Corp.	149,267	2,897,272
*	Cymer, Inc.	29,157	901,534
#	Daktronics, Inc.	22,000	444,180
*	Datalink Corp.	34,060	161,785
	Dataram Corp.	22,642	73,587
*	DDi Corp.	100	626
*	Digi International, Inc.	73,778	665,478
*	Digimarc Corp.	62,248	691,575
*	Digital River, Inc.	11,400	456,684
* #	Diodes, Inc.	40,345	1,138,939
*	Ditech Networks, Inc.	77,203	183,743
*	Dot Hill Systems Corp.	146,107	438,321
*	DSP Group, Inc.	76,074	634,457
*	DTS, Inc.	46,625	1,561,938
*	Dycom Industries, Inc.	52,934	907,818
*	Dynamics Research Corp.	25,962	278,313
*	EarthLink, Inc.	69,200	664,320
*	Ebix, Inc.	8,939	807,907
* #	Echelon Corp.	25,185	371,731
* #	EDGAR Online, Inc.	70,929	163,137
*	Edgewater Technology, Inc.	27,493	141,314
*	EFJ, Inc.	41,931	62,058
*	Elecsys Corp.	700	3,990
*	Electro Scientific Industries, Inc.	70,905	1,120,299
* #	Electroglas, Inc.	54,005	101,529
*	Electronics for Imaging, Inc.	69,500	1,151,615

37

* #	Elixir Gaming Technologies, Inc.	199,186	290,812
* #	eLoyalty Corp.	14,381	120,225
* #	EMCORE Corp.	79,390	624,005
*	EMS Technologies, Inc.	46,720	1,279,194
*	Emulex Corp.	78,800	1,104,776
*	Endwave Corp.	30,937	211,609
*	Entegris, Inc.	163,574	1,257,884
*	Entertainment Distribution Co., Inc.	55,458	24,956
*	Entorian Technologies, Inc.	113,610	119,291
*	Entrust, Inc.	196,060	548,968
*	Epicor Software Corp.	81,771	701,595
*	EPIQ Systems, Inc.	97,696	1,611,007
* #	Euronet Worldwide, Inc.	63,608	1,244,172
*	Exar Corp.	38,414	301,934
*	Excel Technology, Inc.	29,994	780,444
*	Extreme Networks, Inc.	329,982	1,072,442
*	Fairchild Semiconductor Corp. Class A	96,100	1,441,500
* #	FalconStor Software, Inc.	110,840	990,910
* #	Faro Technologies, Inc.	52,976	1,518,822
*	FEI Co.	44,600	1,045,424
* #	Finisar Corp.	197,800	363,952
* #	Flir Systems, Inc.	83,800	3,303,396
*	FormFactor, Inc.	17,900	390,757
*	Forrester Research, Inc.	61,842	1,868,247
* #	FortuNet, Inc.	30,123	190,076
	Frequency Electronics, Inc.	23,633	158,341
*	FSI International, Inc.	56,344	98,602
*	Gerber Scientific, Inc.	64,900	649,649
	Gevity HR, Inc.	87,749	655,485
*	Globecomm Systems, Inc.	28,658	278,269
*	Glu Mobile, Inc.	600	2,958
*	Goldleaf Financial Solutions, Inc.	30,498	62,521
*	Greenfield Online, Inc.	85,816	1,093,296
*	GSE Systems, Inc.	44,042	378,761
*	GSI Technology, Inc.	25,245	103,757
*	GTSI Corp.	19,287	148,317
*	Guidance Software, Inc.	50,918	508,671
*	Hackett Group, Inc.	122,508	646,842
*	Harmonic, Inc.	110,837	1,066,252
*	Harris Stratex Networks, Inc. Class A	23,211	260,892
*	Hauppauge Digital, Inc.	28,591	65,759
#	Heartland Payment Systems, Inc.	1,300	33,553
*	hi/fn, Inc.	32,894	166,444
*	Hittite Microwave Corp.	600	23,970
*	Hutchinson Technology, Inc.	64,200	924,480
*	Hypercom Corp.	141,928	691,189
*	I.D. Systems, Inc.	31,343	230,684
* #	i2 Technologies, Inc.	56,748	680,976
	iBasis, Inc.	72,912	244,255
*	iGATE Capital Corp.	150,392	1,285,852
*	iGo, Inc.	89,436	116,267
*	Ikanos Communications	79,065	281,471
* #	ImageWare Systems, Inc.	1,735	954
*	I-many, Inc.	142,844	144,272
	Imation Corp.	51,000	1,334,160

38

#	Imergent, Inc.	42,118	484,357
*	Immersion Corp.	65,382	560,324
*	InFocus Corp.	60,516	103,482
*	Informatica Corp.	46,300	833,400
	InfoSpace, Inc.	95,569	872,545
	infoUSA, Inc.	138,243	775,543
*	Innodata Isogen, Inc.	70,292	220,014
*	Insight Enterprises, Inc.	72,700	974,180
	Integral Systems, Inc.	28,600	1,132,274
*	Integrated Silicon Solution, Inc.	48,743	297,332
*	Intelli-Check, Inc.	25,969	70,376
*	Intelligent Systems Corp.	10,570	34,881
*	Interactive Intelligence, Inc.	37,372	486,957
*	Intermec, Inc.	54,900	1,240,740
* #	Internap Network Services Corp.	32,571	171,649
*	Internet Brands, Inc.	9,200	65,228
*	Internet Capital Group, Inc.	79,500	799,770
*	Interphase Corp.	18,968	70,561
*	Intervoice, Inc.	111,220	718,481
*	Interwoven, Inc.	141,129	1,892,540
*	Intest Corp.	21,254	38,151
*	Intevac, Inc.	59,113	679,800
*	IntriCon Corp.	17,118	133,520
*	INX, Inc.	8,167	103,149
*	Iomega Corp.	132,889	510,294
*	iPass, Inc.	165,462	355,743
*	iPCS, Inc.	45,275	1,358,250
*	Iteris, Inc.	89,364	266,305
*	Itron, Inc.	23,700	2,312,646
*	Ixia	119,735	968,656
*	IXYS Corp.	82,838	965,891
*	j2 Global Communications, Inc.	28,700	761,124
*	JDA Software Group, Inc.	57,788	1,178,875
*	Jupitermedia Corp.	61,701	114,764
	Keithley Instruments, Inc.	45,783	468,818
*	Kemet Corp.	82,800	333,684
*	Key Tronic Corp.	28,993	104,375
*	Keynote Systems, Inc.	46,850	632,475
*	Kopin Corp.	189,109	573,000
*	Kratos Defense & Security Solutions, Inc.	202,921	395,696
* #	Kulicke & Soffa Industries, Inc.	39,600	280,368
*	KVH Industries, Inc.	45,400	399,520
*	L-1 Identity Solutions, Inc.	106,587	1,684,075
*	LaserCard Corp.	46,747	342,188
*	Lattice Semiconductor Corp.	316,298	1,126,021
*	Lawson Software, Inc.	238,500	2,079,720
*	Leadis Technolgies, Inc.	51,836	86,566
*	LeCroy Corp.	36,023	311,599
*	Lionbridge Technologies, Inc.	133,913	325,409
*	Littlefuse, Inc.	22,000	831,380
*	Logility, Inc.	22,069	145,214
*	LoJack Corp.	45,541	421,254
*	LookSmart, Ltd.	61,358	265,680
*	Loral Space & Communications, Inc.	37,400	725,186
*	LTX Corp.	169,784	499,165

39

* #	Lumera Corp.	38,800	39,576
*	Luna Innovations, Inc.	31,245	244,648
*	Macrovision Solutions Corp.	55,300	748,209
*	Magma Design Automation, Inc.	108,678	820,519
*	Management Network Group, Inc.	102,986	170,957
*	Manhattan Associates, Inc.	27,100	688,340
*	ManTech International Corp. Class A	14,400	726,192
#	Marchex, Inc. Class B	78,410	1,036,580
*	Mastec, Inc.	121,708	1,434,937
*	Mattson Technology, Inc.	133,486	670,100
	Maximus, Inc.	26,500	974,405
* #	Maxwell Technologies, Inc.	63,141	861,875
*	Mentor Graphics Corp.	95,500	1,112,575
*	Mercury Computer Systems, Inc.	56,858	504,330
*	Merix Corp.	48,278	120,695
	Mesa Laboratories, Inc.	5,672	113,950
	Methode Electronics, Inc.	141,000	1,613,040
	Micrel, Inc.	1,700	16,320
*	Microsemi Corp.	1,400	38,360
*	Microtune, Inc.	154,974	647,791
* #	Midway Games, Inc.	162,079	356,574
*	MIPS Technologies, Inc.	107,495	410,631
*	MIVA, Inc.	93,896	159,623
*	MKS Instruments, Inc.	76,051	1,791,762
	Mocon, Inc.	9,887	107,867
*	Moldflow Corp.	35,864	789,008
*	Monolithic Power Systems	78,220	1,895,271
* #	MoSys, Inc.	92,950	464,750
*	MPS Group, Inc.	137,586	1,579,487
*	MRV Communications, Inc.	229,734	408,927
*	MSC. Software Corp.	124,434	1,539,249
	MTS Systems Corp.	16,100	609,224
* #	Multi-Fineline Electronix, Inc.	76,952	1,542,888
*	Nanometrics, Inc.	51,242	404,299
*	Napco Security Systems, Inc.	64,443	296,438
*	Napster, Inc.	600	930
*	NCI, Inc.	24,122	506,562
* #	NeoMagic Corp.	499	374
*	NETGEAR, Inc.	41,000	778,590
* #	Netlogic Microsystems, Inc.	54,189	2,046,177
*	NetManage, Inc.	25,863	183,886
*	NetScout Systems, Inc.	104,967	1,334,131
*	Network Engines, Inc.	58,508	74,305
* #	Network Equipment Technologies, Inc.	79,961	391,009
*	Newport Corp.	68,678	918,912
	NIC, Inc.	134,729	1,099,389
*	NMS Communications Corp.	800	928
*	Novatel Wireless, Inc.	49,495	510,293
*	Nu Horizons Electronics Corp.	33,920	195,040
*	Nuance Communications, Inc.	48,263	951,746
*	NumereX Corp. Class A	24,338	184,725
	O.I. Corp.	1,000	11,720
* #	Oculus Innovative Sciences, Inc.	35,658	142,275
* #	OmniVision Technologies, Inc.	50,600	819,720
*	ON Semiconductor Corp.	128,685	1,272,695

40

*	Online Resources Corp.	82,142	796,777
*	Onvia, Inc.	21,951	122,048
	Openwave Systems, Inc.	81,596	161,560
*	Oplink Communications, Inc.	57,122	632,912
*	OPNET Technologies, Inc.	56,852	537,251
*	Optical Cable Corp.	7,940	50,101
*	Orbcomm, Inc.	9,517	58,910
*	Orthovita, Inc.	225,727	564,318
*	OSI Systems, Inc.	51,605	1,300,962
*	OYO Geospace Corp.	10,660	601,437
*	Packeteer, Inc.	82,432	585,267
*	Palm, Inc.	104,038	630,470
*	PAR Technology Corp.	39,410	370,454
	Park Electrochemical Corp.	55,336	1,635,179
* #	Parkervision, Inc.	58,671	654,768
*	PC Connection, Inc.	74,444	810,695
	PC-Tel, Inc.	64,190	634,839
*	PDF Solutions, Inc.	71,251	401,856
	Pegasystems, Inc.	116,268	1,432,422
*	Perceptron, Inc.	14,005	121,423
* #	Perficient, Inc.	56,891	603,614
*	Performance Technologies, Inc.	31,459	174,283
*	Pericom Semiconductor Corp.	53,706	1,006,450
*	Perot Systems Corp.	140,200	2,316,104
*	Pervasive Software, Inc.	52,635	245,805
*	Phoenix Technologies, Ltd.	70,834	757,924
*	Photon Dynamics, Inc.	2,628	26,333
*	Photronics, Inc.	102,270	918,385
*	Pinnacle Data Systems, Inc.	200	316
*	Planar Systems, Inc.	39,065	129,696
*	PlanetOut, Inc.	729	2,012
#	Plantronics, Inc.	42,400	1,029,896
*	PLATO Learning, Inc.	65,245	171,594
*	Plexus Corp.	59,400	1,676,862
*	PLX Technology, Inc.	69,776	583,327
*	PMC-Sierra, Inc.	204,276	1,738,389
*	Power Integrations, Inc.	31,097	1,014,695
* #	Powerwave Technologies, Inc.	203,279	819,214
* #	Presstek, Inc.	98,544	614,915
* ●	Price Communications Liquidation Trust	68,586	9,367
*	Procera Networks, Inc.	24,700	47,177
*	Progress Software Corp.	41,400	1,289,196
	QAD, Inc.	92,169	706,015
#	Quality Systems, Inc.	14,800	487,364
	Qualstar Corp.	700	2,093
*	Quantum Corp.	532,600	910,746
*	Quest Software, Inc.	77,038	1,310,416
*	QuickLogic Corp.	78,862	161,667
*	Rackable Systems, Inc.	83,727	1,143,711
*	Radiant Systems, Inc.	105,227	1,426,878
* #	RadiSys Corp.	61,688	618,731
*	Radyne Corp.	21,700	243,257
*	RAE Systems, Inc.	156,714	222,534
*	Rambus, Inc.	6,200	128,092
*	Ramtron International Corp.	76,007	341,271

41

*	RealNetworks, Inc.	211,081	1,540,891
	Relm Wireless Corp.	31,746	50,794
#	Renaissance Learning, Inc.	62,688	937,186
*	RF Micro Devices, Inc.	184,962	739,848
*	RF Monolithics, Inc.	22,842	50,252
	Richardson Electronics, Ltd.	32,201	181,936
*	RightNow Technologies, Inc.	71,348	1,060,231
*	Rimage Corp.	31,965	565,141
*	Rofin-Sinar Technologies, Inc.	38,910	1,377,025
*	Rogers Corp.	44,462	1,742,466
*	Rudolph Technologies, Inc.	83,818	843,209
*	S1 Corp.	132,726	868,028
* #	Saba Software, Inc.	79,765	304,702
*	Safeguard Scientifics, Inc.	306,312	422,711
*	Sapient Corp.	165,228	1,090,505
*	ScanSource, Inc.	29,718	890,351
*	Scientific Learning Corp.	45,851	205,412
*	SCM Microsystems, Inc.	43,654	129,652
*	Seachange International, Inc.	65,321	513,423
*	Secure Computing Corp.	140,380	748,225
*	Selectica, Inc.	20,641	29,104
*	Semitool, Inc.	96,601	810,482
*	Semtech Corp.	77,340	1,354,997
*	SI International, Inc.	36,018	882,441
* #	Sigma Designs, Inc.	39,800	736,300
*	Silicon Image, Inc.	211,981	1,490,226
*	Silicon Laboratories, Inc.	11,900	438,515
*	Silicon Storage Technology, Inc.	299,857	974,535
*	SiRF Technology Holdings, Inc.	15,447	112,300
*	Skyworks Solutions, Inc.	296,472	3,062,556
*	SM&A	55,018	273,990
* #	Smith Micro Software, Inc.	87,746	740,576
	Soapstone Networks, Inc.	41,678	222,144
* #	SoftBrands, Inc.	108,780	121,834
* #	Sonic Solutions, Inc.	73,441	705,034
*	SonicWALL, Inc.	163,188	1,305,504
* #	Sonus Networks, Inc.	127,800	548,262
* #	Sourcefire, Inc.	14,300	109,252
*	SourceForge, Inc.	107,822	168,202
*	Spectrum Control, Inc.	43,759	398,644
*	SPSS, Inc.	36,170	1,424,013
*	SRA International, Inc.	27,933	658,660
*	SRS Labs, Inc.	53,468	372,137
*	Standard Microsystems Corp.	36,101	1,176,893
	StarTek, Inc.	40,003	346,026
*	STEC, Inc.	134,286	1,712,147
* #	Stratasys, Inc.	53,185	1,157,837
*	SumTotal Systems, Inc.	83,260	387,159
*	Sunair Electronics, Inc.	400	1,096
*	Supertex, Inc.	23,212	587,264
*	SupportSoft, Inc.	137,164	511,622
*	Sycamore Networks, Inc.	425,540	1,442,581
*	Sykes Enterprises, Inc.	84,415	1,748,235
*	Symmetricom, Inc.	129,955	547,111
* #	Synaptics, Inc.	43,400	1,856,218

42

*	SYNNEX Corp.	61,159	1,519,801
#	Syntel, Inc.	29,368	960,334
*	Take-Two Interactive Software, Inc.	66,600	1,802,862
	Technitrol, Inc.	44,100	879,795
*	Technology Solutions Co.	6,104	31,619
*	TechTeam Global, Inc.	29,572	294,241
*	Techwell, Inc.	62,300	823,606
*	Tekelec	51,876	870,998
*	TeleCommunication Systems, Inc.	107,626	567,189
*	Telular Corp.	46,392	168,403
*	Teradyne, Inc.	6,300	86,562
* #	Terremark Worldwide, Inc.	141,841	893,598
*	Tessco Technologies, Inc.	14,819	188,498
* #	The Knot, Inc.	101,409	1,177,358
	TheStreet.com, Inc.	94,471	729,316
*	Think Partnership, Inc.	86,997	43,499
*	THQ, Inc.	4,146	88,932
*	TIBCO Software, Inc.	220,300	1,700,716
*	Tier Technologies, Inc. Class B	30,501	253,158
*	TNS, Inc.	46,500	1,163,895
*	Tollgrade Communications, Inc.	34,687	184,535
*	Track Data Corp.	20,390	51,995
*	Transact Technologies, Inc.	27,535	233,772
*	Travelzoo, Inc.	13,200	140,976
*	Trident Microsystems, Inc.	54,900	257,481
	Trio-Tech International	3,100	17,515
*	Triquint Semiconductor, Inc.	334,295	2,226,405
	TSR, Inc.	1,984	7,083
* #	TTM Technologies, Inc.	117,714	1,713,916
*	Tumbleweed Communications Corp.	114,713	212,219
*	Tyler Technologies, Inc.	67,080	1,057,181
*	Ultimate Software Group, Inc.	17,500	662,025
*	Ultra Clean Holdings, Inc.	61,499	641,435
*	Ultratech, Inc.	76,710	1,228,127
*	Unica Corp.	7,550	63,420
	United Online, Inc.	80,111	979,758
* #	Universal Display Corp.	69,108	1,051,133
* #	UTStarcom, Inc.	246,999	1,185,595
*	ValueClick, Inc.	3,900	78,429
*	Veeco Instruments, Inc.	37,515	721,413
*	Viasat, Inc.	31,200	672,048
*	Vicon Industries, Inc.	14,220	68,256
*	Video Display Corp.	27,175	210,606
*	Vignette Corp.	58,900	762,755
*	Virage Logic Corp.	68,537	453,715
*	Vishay Intertechnology, Inc.	18,690	188,395
*	Vocus, Inc.	32,328	1,027,061
* #	Volterra Semiconductor Corp.	62,806	998,615
	Wayside Technology Group, Inc.	13,753	131,341
*	Websense, Inc.	25,100	441,509
*	Website Pros, Inc.	88,093	723,244
*	Westell Technologies, Inc.	124,752	177,148
*	Western Digital Corp.	2,719	102,044
*	White Electronics Designs Corp.	54,763	253,553
*	Wind River Systems, Inc.	82,787	895,755

43

*	Winland Electronics, Inc.	500	870
* #	Wireless Ronin Technologies, Inc.	48,950	328,455
*	Wireless Telecom Group, Inc.	60,574	79,958
* #	Wizzard Software Corp.	32,182	69,191
*	WPCS International, Inc.	18,750	132,938
*	Wright Express Corp.	3,800	121,524
* #	X-Rite, Inc.	73,135	128,718
*	ZILOG, Inc.	40,982	161,469
* #	Zix Corp.	189,927	490,012
*	Zones, Inc.	41,444	339,841
*	Zoran Corp.	64,733	947,044
*	Zygo Corp.	47,092	563,691
Total Information Technology			298,370,832

Materials — (5.6%)
	A. Schulman, Inc.	30,700	693,513
	A.M. Castle & Co.	24,540	805,648
*	AEP Industries, Inc.	19,152	501,782
	AK Steel Holding Corp.	100,772	7,154,812
#	AMCOL International Corp.	31,600	975,176
*	American Pacific Corp.	19,554	331,440
#	American Vanguard Corp.	71,480	955,688
* #	Amerigon, Inc.	47,715	592,620
	Aptargroup, Inc.	27,200	1,216,384
	Arch Chemicals, Inc.	26,356	1,002,319
* #	Arrowhead Research Corp.	112,550	277,999
	Balchem Corp.	48,082	1,188,587
* #	Basin Water, Inc.	62,499	304,995
*	Brush Engineered Materials, Inc.	27,700	925,457
*	Buckeye Technologies, Inc.	96,500	1,026,760
#	Calgon Carbon Corp.	91,140	1,615,001
*	Caraustar Industries, Inc.	69,851	160,657
*	Century Aluminum Co.	7,300	532,900
	CF Industries Holdings, Inc.	7,724	1,057,416
	Cleveland-Cliffs, Inc.	45,240	4,827,108
* #	Coeur d’Alene Mines Corp.	242,800	759,964
	Commercial Metals Co.	35,855	1,312,293
	Compass Minerals International, Inc.	28,760	2,099,480
*	Constar International, Inc.	25,371	53,279
*	Continental Materials Corp.	1,000	22,850
*	Core Molding Technologies, Inc.	24,700	181,545
	Deltic Timber Corp.	14,900	803,110
#	Eagle Materials, Inc.	39,832	1,427,977
	Empire Resources, Inc.	27,945	135,813
	Ferro Corp.	62,950	1,218,712
*	Flight Safety Technologies, Inc.	8,000	14,080
* #	Flotek Industries, Inc.	35,154	602,188
	Friedman Industries, Inc.	21,732	135,825
#	General Maritime Corp.	12,500	352,875
* #	General Moly, Inc.	145,602	1,288,578
#	Georgia Gulf Corp.	51,100	216,664
	Gibraltar Industries, Inc.	100,533	1,621,597
	Glatfelter Co.	37,200	579,576
*	Graphic Packaging Holding Co.	266,218	790,667
	Greif, Inc. Class A	12,400	831,296

44

*	H&E Equipment Services, Inc.	109,903	1,544,137
	H.B. Fuller Co.	69,000	1,716,030
	Hawkins, Inc.	17,683	267,897
* #	Headwaters, Inc.	121,442	1,320,075
* #	Hecla Mining Co.	103,300	931,766
*	ICO, Inc.	77,600	546,304
	Innophos Holdings, Inc.	44,779	1,247,991
* #	Ion Geophysical Corp.	109,300	1,791,427
	Kaiser Aluminum Corp.	29,788	1,910,900
	KMG Chemicals, Inc.	32,047	351,556
	Koppers Holdings, Inc.	23,696	1,023,193
	Kronos Worldwide, Inc.	47,426	1,052,383
*	Landec Corp.	65,621	525,624
#	Louisiana-Pacific Corp.	145,940	1,771,712
* #	LSB Industries, Inc.	39,269	716,267
*	Material Sciences Corp.	33,601	259,064
*	Maxxam, Inc.	4,298	122,493
* #	Metalico, Inc.	89,560	1,424,004
	Minerals Technologies, Inc.	25,300	1,761,133
* #	Mines Management, Inc.	63,064	223,877
*	Mod-Pac Corp.	6,515	34,660
	Myers Industries, Inc.	45,170	548,816
*	Nanophase Technologies Corp.	59,135	192,189
	Neenah Paper, Inc.	47,889	1,017,641
	Nevada Chemicals, Inc.	11,200	103,712
	NewMarket Corp.	28,300	2,215,041
#	NL Industries, Inc.	134,635	1,548,303
	NN, Inc.	17,800	231,578
*	Northern Technologies International Corp.	6,326	93,498
*	Northwest Pipe Co.	22,100	1,038,479
	Olin Corp.	74,900	1,685,250
	Olympic Steel, Inc.	16,455	1,069,246
*	OM Group, Inc.	44,600	1,939,208
*	OMNOVA Solutions, Inc.	114,933	414,908
*	Owens-Illinois, Inc.	59,452	3,401,843
	Penford Corp.	25,148	547,975
*	Peoplesupport, Inc.	55,351	511,997
*	PolyOne Corp.	170,210	1,317,425
	Quaker Chemical Corp.	28,521	911,816
*	Ready Mix, Inc.	10,353	60,047
*	Rock of Ages Corp.	626	2,141
	Rock-Tenn Co. Class A	32,700	1,167,063
*	Rockwood Holdings, Inc.	17,200	631,584
*	Rosetta Resources, Inc.	78,292	2,108,404
	Royal Gold, Inc.	27,659	850,238
* #	RTI International Metals, Inc.	27,200	1,171,776
	Schnitzer Steel Industries, Inc. Class A	19,050	1,907,667
	Schweitzer-Maudoit International, Inc.	42,143	859,717
	Sensient Technologies Corp.	56,470	1,775,982
* #	Solitario Resources Corp.	28,625	146,274
	Spartech Corp.	29,700	319,869
	Steel Dynamics, Inc.	124,368	4,489,685
	Stepan Co.	30,599	1,251,193
* #	Stillwater Mining Co.	64,600	927,010
*	Symyx Technologies, Inc.	89,828	689,879

45

	Synalloy Corp.	9,087	156,751
	Terra Industries, Inc.	161,890	7,063,261
#	Texas Industries, Inc.	9,300	677,970
	Tronox, Inc. Class A	11,800	41,890
*	U.S. Concrete, Inc.	106,833	560,873
* #	U.S. Gold Corp.	165,932	358,413
*	United States Lime & Minerals, Inc.	17,059	635,448
*	Universal Stainless & Alloy Products, Inc.	20,741	818,440
	Valhi, Inc.	4,505	140,736
* #	W.R. Grace & Co.	67,289	1,822,186
	Wausau Paper Corp.	128,700	1,222,650
#	Westlake Chemical Corp.	55,200	957,720
	Worthington Industries, Inc.	77,420	1,543,755
	Zep, Inc.	100	1,642
* #	Zoltek Companies, Inc.	29,100	879,693
Total Materials			115,166,006

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	8,100	243
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			555

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	103,635	1,341,037
	Arbinet-thexchange, Inc.	70,258	266,980
*	Cbeyond, Inc.	1,200	22,260
*	Centennial Communications Corp.	97,437	737,598
*	Cincinnati Bell, Inc.	229,339	965,517
* #	Cogent Communications Group, Inc.	53,694	883,266
	Consolidated Communications Holdings, Inc.	92,013	1,380,195
	D&E Communications, Inc.	40,695	391,893
	FairPoint Communications, Inc.	16,140	145,260
*	General Communications, Inc. Class A	126,082	927,964
	Hickory Tech Corp.	38,853	329,085
* #	ICO Global Communications (Holdings), Ltd.	50,910	229,095
	IDT Corp.	2,264	7,471
#	IDT Corp. Class B	59,200	211,344
	Iowa Telecommunications Services, Inc.	85,550	1,644,271
*	LCC International, Inc. Class A	70,030	88,238
* #	Level 3 Communications, Inc.	3,715	12,742
*	Nexstar Broadcasting Group, Inc.	39,552	227,424
* #	Nextwave Wireless, Inc.	227,245	1,220,306
* #	Occam Networks, Inc.	46,964	200,536
*	PAETEC Holding Corp.	45,750	404,430
*	Premiere Global Services, Inc.	96,000	1,454,400
* #	Rural Cellular Corp. Class A	30,022	1,343,785
	Shenandoah Telecommunications Co.	300	4,914
*	Spark Networks, Inc.	72,997	310,237
	SureWest Communications	20,656	202,842
*	Syniverse Holdings, Inc.	73,854	1,592,292
*	USA Mobility, Inc.	16,600	130,310
* #	Vonage Holdings Corp.	111,089	222,178
*	Xeta Corp.	28,334	90,669
Total Telecommunication Services			16,988,539

46

Utilities — (2.0%)
	ALLETE, Inc.	32,871	1,460,130
	American States Water Co.	42,408	1,431,270
*	Aquila, Inc.	481,000	1,832,610
	Artesian Resources Corp. Class A	18,556	340,688
	Avista Corp.	58,045	1,232,295
	Black Hills Corp.	39,720	1,399,733
* #	Cadiz, Inc.	33,236	558,032
#	California Water Service Group	21,653	789,035
	Central Vermont Public Service Corp.	27,252	554,306
	CH Energy Group, Inc.	13,905	526,721
	Chesapeake Utilities Corp.	20,212	561,287
	Cleco Corp.	55,780	1,393,384
	Connecticut Water Services, Inc.	24,393	591,774
	Delta Natural Gas Co., Inc.	8,803	259,953
*	El Paso Electric Co.	55,900	1,207,999
	Empire District Electric Co.	36,450	750,141
	Energen Corp.	19,071	1,429,371
	Energy West, Inc.	14,274	155,587
	EnergySouth, Inc.	23,912	1,296,030
* #	Environmental Power Corp.	5,940	32,314
	Florida Public Utilities Co.	16,874	202,488
	IDACORP, Inc.	46,220	1,417,105
	ITC Holdings Corp.	4,300	234,651
	Laclede Group, Inc.	37,663	1,506,520
*	Maine & Maritimes Corp.	400	17,620
	MGE Energy, Inc.	37,956	1,303,789
	Middlesex Water Co.	37,116	684,419
	New Jersey Resources Corp.	44,243	1,473,734
#	Nicor, Inc.	31,400	1,282,062
	Northwest Natural Gas Co.	28,740	1,310,257
	NorthWestern Corp.	42,190	1,118,457
#	Otter Tail Corp.	32,811	1,231,725
#	Piedmont Natural Gas Co.	23,862	644,990
	PNM Resources, Inc.	8,000	118,800
	Portland General Electric Co.	61,428	1,438,029
	RGC Resources, Inc.	5,794	159,161
#	SJW Corp.	34,335	1,066,445
	South Jersey Industries, Inc.	32,387	1,238,803
	Southern Union Co.	1	14
	Southwest Gas Corp.	46,700	1,456,106
	Southwest Water Co.	75,014	772,644
	UIL Holdings Corp.	27,493	890,773
	Unisource Energy Corp.	34,540	1,171,251
	Unitil Corp.	700	19,635
	WGL Holdings, Inc.	48,899	1,706,086
	York Water Co.	30,469	446,676
Total Utilities			40,714,900

TOTAL COMMON STOCKS			1,689,388,799

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	3,963	1,026,417

47

RIGHTS/WARRANTS — (0.0%)
* ●	Mossimo, Inc. Contingent Rights	2,300	—
* ●	Tengasco, Inc. Warrants 09/12/08	512	—
TOTAL RIGHTS/WARRANTS			—

TEMPORARY CASH INVESTMENTS — (0.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,817,310	13,817,310

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $511,005,755 FNMA, rates ranging from 4.000% to 9.000%, maturities ranging from 04/01/18 to 07/01/47, valued at $307,387,316) to be repurchased at $298,492,730	$298,434	298,434,287
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $51,783,384 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/36 to 05/01/38, valued at $38,872,581) to be repurchased at $37,744,804	37,738	37,737,697

TOTAL SECURITIES LENDING COLLATERAL		336,171,984

TOTAL INVESTMENTS - (100.0%) (Cost $1,757,818,556)		$2,040,404,510

See accompanying Notes to Financial Statements.

48

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

May 23, 2008

(Unaudited)

	Shares	Value ††

AUSTRALIA — (5.9%)
COMMON STOCKS — (5.9%)
Amcor, Ltd.	445,139	$2,593,713
APN News & Media, Ltd.	178,333	688,980
Australia & New Zealand Banking Group, Ltd.	980,279	20,344,127
AXA Asia Pacific Holdings, Ltd.	821,200	4,150,913
Bendigo Bank, Ltd.	68,678	927,913
BlueScope Steel, Ltd.	459,870	4,994,878
Boral, Ltd.	367,772	2,121,059
Caltex Australia, Ltd.	144,422	2,065,225
Commonwealth Bank of Australia	676,919	27,416,908
Crown, Ltd.	149,519	1,505,448
CSR, Ltd.	571,279	1,595,246
Downer EDI, Ltd.	189,640	1,307,185
Fairfax Media, Ltd.	630,892	2,089,060
Foster’s Group, Ltd.	1,323,941	6,961,710
Futuris Corp., Ltd.	183,032	313,109
Goodman Fielder, Ltd.	681,251	1,140,755
Insurance Australia Group, Ltd.	777,010	2,989,333
Lend Lease Corp., Ltd.	167,028	1,945,558
Macquarie Group, Ltd.	94,611	4,942,701
Metcash, Ltd.	174,813	687,311
National Australia Bank, Ltd.	1,035,639	31,040,794
Oil Search, Ltd.	258,904	1,522,548
Onesteel, Ltd.	394,575	2,724,619
Origin Energy, Ltd.	566,946	8,462,591
Publishing and Broadcasting, Ltd.	149,519	514,539
Qantas Airways, Ltd.	589,497	1,957,602
Santos, Ltd.	360,255	7,271,795
Seven Network, Ltd.	21,595	185,933
Suncorp-Metway, Ltd.	361,015	4,985,746
TABCORP Holdings, Ltd.	270,404	2,907,117
Washington H. Soul Pattinson & Co., Ltd.	42,391	407,721
Zinifex, Ltd.	70,721	643,203

TOTAL — AUSTRALIA		153,405,340

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	45,846	3,498,178
OMV AG	123,370	10,155,428
Wienerberger AG	32,539	1,723,331

TOTAL — AUSTRIA		15,376,937

1

BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
*	Cumerio NV SA-Strip	720	—
	Delhaize Group	55,030	4,139,174
	Dexia SA	264,533	6,235,494
	UCB SA	24,481	986,953
TOTAL COMMON STOCKS			11,361,621

RIGHTS/WARRANTS — (0.0%)
*	Umicore	3,600	112

TOTAL — BELGIUM			11,361,733

CANADA — (5.8%)
COMMON STOCKS — (5.8%)
	AGF Management, Ltd. Class B	11,800	270,179
	Astral Media, Inc. Class A	22,250	773,689
	Bank of Montreal	168,952	8,292,863
	Barrick Gold Corp.	304,400	12,263,619
	BCE, Inc.	190,214	6,709,944
	Canadian Pacific Railway, Ltd.	110,600	8,079,054
	Canadian Tire Corp. Class A	19,300	1,163,516
	Canadian Utilities, Ltd. Class A	13,500	625,815
*	CGI Group, Inc.	167,850	1,805,874
*	Domtar Corp.	202,700	1,389,278
	Empire Co., Ltd. Class A	16,158	642,352
	EnCana Corp.	91,500	8,242,920
	Fairfax Financial Holdings, Inc.	9,700	2,670,526
	George Weston, Ltd.	25,200	1,298,804
	Gerdau Ameristeel Corp.	57,650	1,035,101
	Goldcorp, Inc.	264,500	10,640,162
	Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,560,870
	ING Canada, Inc.	21,200	827,005
	Jean Coutu Group PJC, Inc. Class A	12,600	117,808
	Loblaw Companies, Ltd.	42,800	1,466,727
*	Lundin Mining Corp.	126,500	1,040,162
	Magna International, Inc. Class A	76,804	5,413,229
	Manitoba Telecom Services, Inc.	4,600	198,611
	Manulife Financial Corp.	63,000	2,432,880
*	MDS, Inc.	69,907	1,313,571
	Metro, Inc. Class A	33,900	948,149
	National Bank of Canada	90,500	4,948,536
	Onex Corp.	42,400	1,439,364
*	OPTI Canada, Inc.	18,200	412,138
	Petro-Canada	237,800	13,720,888
	Power Corp. of Canada, Ltd.	215,199	7,279,427
	Quebecor, Inc. Class B	24,000	758,696
*	Saskatchewan Wheat Pool, Inc.	61,200	837,681
	Sherritt International Corp.	104,600	1,601,214
	Sun Life Financial, Inc.	488,350	22,731,670

2

Teck Cominco Class B	9,700	480,021
Telus Corp.	4,900	235,729
# The Thomson Corp.	77,000	2,801,479
TransCanada Corp.	257,673	10,155,470
Yamana Gold, Inc.	85,600	1,323,285

TOTAL — CANADA		149,948,306

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
A P Moller - Maersk A.S.	855	10,652,062
* Alm. Brand A.S.	1,850	111,109
# Carlsberg A.S. Series B	31,787	3,332,294
Dampskibsselsk Torm A.S.	8,600	284,826
Danisco A.S.	54,620	4,248,464
Danske Bank A.S.	292,126	10,016,350
* Jyske Bank A.S.	29,350	1,958,811
Sydbank A.S.	22,100	950,816
TOTAL COMMON STOCKS		31,554,732

RIGHTS/WARRANTS — (0.0%)
* Carlsberg A.S. Rights 06/10/08	31,787	636,469

TOTAL — DENMARK		32,191,201

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Fortum Oyj	448,520	21,705,436
Kesko Oyj	68,400	2,786,300
OKO Bank P.L.C. Class A	28,900	595,251
Outokumpu Oyj Series A	121,900	5,460,063
Rautaruukki Oyj Series K	16,100	857,155
Sampo Oyj	113,752	3,294,636
Stora Enso Oyj Series R	234,150	2,848,422
UPM-Kymmene Oyj	203,100	3,953,121

TOTAL — FINLAND		41,500,384

FRANCE — (8.6%)
COMMON STOCKS — (8.5%)
Air France-KLM	157,437	4,206,996
* Atos Origin SA	8,888	524,810
AXA SA	948,963	33,562,900
# BNP Paribas SA	522,726	53,911,731
Capgemini SA	59,817	4,053,603
Casino Guichard Perrachon SA	24,850	3,147,851
Ciments Francais SA	10,168	1,961,669
CNP Assurances	18,745	2,306,901
Compagnie de Saint-Gobain	159,735	12,892,225
Compagnie Generale des Establissements Michelin Series B	38,368	3,435,213
Credit Agricole SA	289,943	7,668,352
Credit Industriel et Commercial	3,820	1,034,133

3

	Esso Ste Anonyme Francaise	2,900	732,205
	Euler Hermes SA	4,001	377,464
	European Aeronautic Defence & Space Co.	164,356	3,834,540
	France Telecom SA	53,400	1,624,863
	Lafarge SA	62,529	11,303,018
	Lafarge SA Prime Fidelity	12,295	2,225,717
	Lagardere SCA	63,098	4,558,029
	Natixis	79,511	1,208,203
	Nexans SA	4,485	611,689
	Peugeot SA	98,698	6,140,419
	PPR SA	39,016	5,096,726
	Renault SA	121,842	12,509,629
* #	Safran SA	73,692	1,608,357
	Schneider Electric SA	44,375	5,569,761
	SCOR SE (4797364)	4	13
	SCOR SE (B1LB9P6)	37,848	955,463
*	Societe Generale Paris	46,221	4,802,517
	Technip SA	12,278	1,152,979
	Valeo SA	25,322	1,009,962
	Vivendi SA	653,602	27,491,716
	TOTAL COMMON STOCKS		221,519,654

	RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	11,555	1,182,860

	TOTAL — FRANCE		222,702,514

	GERMANY — (13.1%)
	COMMON STOCKS — (13.1%)
	Allianz SE	205,697	38,913,201
	AMB Generali Holding AG	11,546	2,058,789
	Bayerische Motoren Werke AG	225,402	13,332,453
	Bilfinger Berger AG	9,900	910,297
	Commerzbank AG	326,218	11,502,599
	Daimler Chrysler AG	585,691	44,526,055
	Deutsche Bank AG	296,673	31,643,799
	Deutsche Lufthansa AG	104,072	2,694,663
	Deutsche Telekom AG	1,440,584	24,176,641
	Deutsche Telekom AG Sponsored ADR	31,700	530,658
	E.ON AG	396,846	84,198,199
	Fraport AG	23,273	1,547,654
	Hannover Rueckversicherung AG	25,951	1,427,852
	Hypo Real Estate Holding AG	11,183	366,440
*	Infineon Technologies AG	256,929	2,318,309
	Lanxess AG	15,337	691,505
	Linde AG	42,499	6,360,245
	Munchener Rueckversicherungs-Gesellschaft AG	128,600	24,093,273
	Suedzucker AG	49,006	1,104,212
	ThyssenKrupp AG	177,523	11,959,338
#	TUI AG	82,681	2,189,749
	Volkswagen AG	120,728	33,220,622

	TOTAL — GERMANY		339,766,553

4

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
EFG Eurobank Ergasias S.A.	16,418	467,082
Hellenic Petroleum S.A.	240,960	3,912,002

TOTAL — GREECE		4,379,084

HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
# Cathay Pacific Airways, Ltd.	789,000	1,659,546
Cheung Kong Holdings, Ltd.	974,000	14,999,597
Cheung Kong Infrastructure Holdings, Ltd.	157,000	635,507
Dah Sing Financial Holdings, Ltd.	32,800	279,851
Great Eagle Holdings, Ltd.	153,163	505,086
Hang Lung Group, Ltd.	560,000	2,886,632
Henderson Land Development Co., Ltd.	551,000	3,834,873
Hong Kong and Shanghai Hotels, Ltd.	346,170	603,244
Hopewell Holdings, Ltd.	352,000	1,491,967
Hutchison Whampoa, Ltd.	1,486,000	16,073,744
Hysan Development Co., Ltd.	473,192	1,350,783
Kingboard Chemical Holdings, Ltd.	13,000	60,251
# MTR Corp., Ltd.	1,044,570	3,524,241
# New World China Land, Ltd.	185,600	126,698
New World Development Co., Ltd.	1,474,412	3,711,962
Sino Land Co., Ltd.	1,656,484	4,227,272
Sun Hung Kai Properties, Ltd.	657,000	10,580,817
Tsim Sha Tsui Properties, Ltd.	249,333	915,487
Wharf Holdings, Ltd.	866,925	4,340,067
Wheelock and Co., Ltd.	1,073,000	3,378,572
Wheelock Properties, Ltd.	445,000	450,389

TOTAL — HONG KONG		75,636,586

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Allied Irish Banks P.L.C.	337,665	6,781,108
Allied Irish Banks P.L.C. Sponsored ADR	800	32,256
Bank of Ireland P.L.C.	339,279	4,312,034
# Bank of Ireland P.L.C. Sponsored ADR	40,400	2,041,816
Irish Life & Permanent P.L.C.	119,026	2,085,435

TOTAL — IRELAND		15,252,649

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Banca Monte Dei Paschi di Siena SpA	735,654	2,347,433
Banca Popolare di Milano Scarl	379,940	4,179,144
Banco Popolare Scarl	156,080	3,132,329
Buzzi Unicem SpA	63,303	1,859,249
Fiat SpA	35,688	795,976

5

Fondiaria - Sai SpA	57,183	2,167,950
Intesa Sanpaolo SpA	2,067,469	13,566,029
Italcementi SpA	94,820	1,917,006
Italmobiliare SpA	10,544	1,041,446
Milano Assicurazioni SpA	178,323	1,122,115
Pirelli & Co. SpA	2,205,497	1,831,847
Telecom Italia SpA	3,580,457	7,876,885
Telecom Italia SpA Sponsored ADR	190,300	4,182,794
UniCredito Italiano SpA	1,758,264	12,300,203
Unione di Banche Italiane Scpa	229,515	5,915,624
Unipol Gruppo Finanziario SpA	481,660	1,286,670

TOTAL — ITALY		65,522,700

JAPAN — (11.2%)
COMMON STOCKS — (11.2%)
Aioi Insurance Co., Ltd.	342,700	2,137,213
Aisin Seiki Co., Ltd.	51,000	1,786,597
Alps Electric Co., Ltd.	81,600	893,410
Amada Co., Ltd.	200,000	1,830,782
Aoyama Trading Co., Ltd.	25,100	502,753
Asatsu-Dk, Inc.	15,800	454,486
Bridgestone Corp.	363,800	6,209,828
Canon Marketing Japan, Inc.	22,000	424,909
Chudenko Corp.	21,400	371,044
Chuo Mitsui Trust Holdings, Inc.	54,000	384,523
Citizen Holdings Co., Ltd.	59,000	499,868
Coca-Cola West Japan Co., Ltd.	27,199	651,879
Comsys Holdings Corp.	46,000	390,390
Cosmo Oil Co., Ltd.	269,000	1,069,118
CSK Holdings Corp.	29,800	674,706
Dai Nippon Printing Co., Ltd.	369,000	5,649,918
Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	755,617
Daicel Chemical Industries, Ltd.	136,000	849,637
Daihatsu Motor Co., Ltd.	147,000	1,652,109
Daiwa House Industry Co., Ltd.	318,200	3,905,274
* Elpida Memory, Inc.	52,900	1,954,772
Ezaki Glico Co., Ltd.	45,000	482,361
Fuji Electric Holdings Co., Ltd.	264,000	1,164,669
Fuji Heavy Industries, Ltd.	325,000	1,523,724
FUJIFILM Holdings Corp.	326,000	12,080,582
Fujikura, Ltd.	150,000	670,658
Fukuoka Financial Group, Inc.	416,000	2,069,639
Funai Electric Co., Ltd.	3,900	142,210
Futaba Industrial Co., Ltd.	24,000	605,816
Glory, Ltd.	20,000	470,292
Gunze, Ltd.	87,000	436,720
H20 Retailing Corp.	68,000	506,094
Hankyu Hanshin Holdings, Inc.	383,000	1,660,282
Hino Motors, Ltd.	14,000	93,662
Hitachi Cable, Ltd.	74,000	287,467
Hitachi Kokusai Electric, Inc.	14,000	132,814

6

	Hitachi Transport System, Ltd.	24,000	298,807
	Hitachi, Ltd.	2,287,000	16,472,948
	Hitachi, Ltd. Sponsored ADR	21,300	1,534,452
	House Foods Corp.	41,000	662,405
	INPEX Holdings, Inc.	1	504
	JS Group Corp.	166,340	2,836,184
	Juroku Bank, Ltd.	127,000	709,811
	Kajima Corp.	221,000	902,469
	Kamigumi Co., Ltd.	120,000	952,249
	Kandenko Co., Ltd.	69,000	455,031
	Kaneka Corp.	129,000	939,324
	Kansai Paint Co., Ltd.	57,000	415,971
	Kinden Corp.	86,000	861,201
	Kirin Holdings Co., Ltd.	53,000	877,369
	Kissei Pharmaceutical Co., Ltd.	21,000	471,012
	Kokuyo Co., Ltd.	16,000	148,652
	Komori Corp.	27,000	528,884
	Kuraray Co., Ltd.	111,000	1,402,092
	Kyocera Corp.	80,500	7,757,435
	MARUI GROUP CO., Ltd.	158,900	1,319,299
	Matsushita Electric Industrial Co., Ltd.	585,998	13,308,015
	Matsushita Electric Works, Ltd.	177,000	1,949,057
	Meiji Dairies Corp.	69,000	376,366
	Meiji Seika Kaisha, Ltd.	122,000	532,204
	Millea Holdings, Inc.	405,240	16,731,010
	Mitsubishi Heavy Industries, Ltd.	1,280,000	6,458,173
	Mitsubishi Logistics Corp.	51,000	628,320
	Mitsubishi Rayon Co., Ltd.	247,000	893,192
	Mitsui Chemicals, Inc.	365,000	2,096,377
	Mitsui Mining and Smelting Co., Ltd.	235,000	789,245
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	327,900	12,908,152
	Musashino Bank, Ltd.	13,600	628,565
	Nagase & Co., Ltd.	41,000	491,268
	NEC Corp.	1,269,000	6,748,656
*	NEC Electronics Corp.	20,700	485,419
	NGK Spark Plug Co., Ltd.	76,000	945,976
	Nippon Express Co., Ltd.	330,000	1,659,847
	Nippon Kayaku Co., Ltd.	68,000	453,612
	Nippon Meat Packers, Inc.	102,000	1,345,432
	Nippon Mining Holdings, Inc.	551,500	3,460,757
	Nippon Mitsubishi Oil Corp.	706,800	5,115,633
	Nippon Paint Co., Ltd.	17,000	72,422
	Nippon Paper Group, Inc.	405	1,155,181
	Nippon Sheet Glass Co., Ltd.	282,000	1,270,808
	Nippon Shokubai Co., Ltd.	58,000	461,199
	Nippon Television Network Corp.	2,660	342,736
	Nipponkoa Insurance Co., Ltd.	375,000	3,520,291
	Nishi-Nippon Bank, Ltd.	319,000	1,053,953
	Nissan Motor Co., Ltd.	820,600	7,289,780
	Nissay Dowa General Insurance Co., Ltd.	101,000	608,756
	Nisshin Seifun Group, Inc.	105,200	1,252,126
	Nisshin Steel Co., Ltd.	363,000	1,404,748

7

Nisshinbo Industries, Inc.	80,000	1,035,797
Obayashi Corp.	338,000	1,725,296
Oji Paper Co., Ltd.	480,000	2,330,008
Okumura Corp.	85,000	369,016
Onward Holdings Co., Ltd.	84,000	973,466
PanaHome Corp.	11,000	63,085
Pioneer Electronic Corp.	66,400	575,440
Q.P. Corp.	47,700	442,760
Rengo Co., Ltd.	157,000	1,069,955
Resona Holdings, Inc.	167	292,212
RICOH COMPANY, Ltd.	136,000	2,504,440
Rinnai Corp.	16,100	581,767
Rohm Co., Ltd.	63,200	4,143,846
Sanwa Holdings Corp.	48,000	191,196
Sapporo Hokuyo Holdings, Inc.	156	1,215,773
Sega Sammy Holdings, Inc.	30,400	312,599
Seiko Epson Corp.	68,500	1,674,760
Seino Holdings Co., Ltd.	65,000	386,204
Sekisui Chemical Co., Ltd.	210,000	1,541,366
Sekisui House, Ltd.	270,000	2,859,738
Shiga Bank, Ltd.	93,000	613,360
Shimachu Co., Ltd.	19,100	492,886
Shimizu Corp.	278,000	1,409,444
Shinko Securities Co., Ltd.	282,000	1,014,631
Shizuoka Bank, Ltd.	307,000	3,452,739
Showa Shell Sekiyu K.K.	46,600	510,344
Sojitz Corp.	732,700	2,796,092
Sompo Japan Insurance, Inc.	452,840	4,895,961
Sumitomo Bakelite Co., Ltd.	85,000	517,755
Sumitomo Corp.	338,600	5,001,898
Sumitomo Electric Industries, Ltd.	369,500	4,769,191
Sumitomo Forestry Co., Ltd.	50,000	408,915
Sumitomo Mitsui Financial Group, Inc.	1	6,890
Sumitomo Rubber Industries, Ltd.	72,500	598,311
Sumitomo Trust & Banking Co., Ltd.	491,000	4,190,593
Suzuken Co., Ltd.	28,100	1,073,857
Taiheiyo Cement Corp.	412,000	973,317
Taisei Corp.	451,000	1,305,634
Taisho Pharmaceutical Co., Ltd.	66,000	1,235,714
Taiyo Yuden Co., Ltd.	27,000	331,542
Takashimaya Co., Ltd.	24,000	247,646
Teijin, Ltd.	499,000	1,879,983
The 77 Bank, Ltd.	160,000	1,009,803
The Awa Bank, Ltd.	64,000	396,552
The Bank of Kyoto, Ltd.	154,000	1,859,385
The Bank of Nagoya, Ltd.	64,000	433,751
The Chiba Bank, Ltd.	406,000	3,044,725
The Chugoku Bank, Ltd.	77,400	1,212,671
The Daishi Bank, Ltd.	155,000	675,115
The Fuji Fire & Marine Insurance Co., Ltd.	128,000	403,316
The Gunma Bank, Ltd.	184,000	1,321,877
The Hachijuni Bank, Ltd.	215,000	1,489,776

8

The Higo Bank, Ltd.	91,000	604,526
The Hiroshima Bank, Ltd.	231,000	1,188,360
The Hokkoku Bank, Ltd.	108,000	449,915
The Hyakugo Bank, Ltd.	105,000	694,542
The Hyakujishi Bank, Ltd.	120,000	749,413
The Iyo Bank, Ltd.	115,000	1,435,126
The Joyo Bank, Ltd.	351,000	1,999,039
The Kagoshima Bank, Ltd.	62,000	529,542
The Keiyo Bank, Ltd.	108,000	729,746
The Nanto Bank, Ltd.	81,000	515,215
The Ogaki Kyoritsu Bank, Ltd.	68,000	383,978
The San-in Godo Bank, Ltd.	53,000	493,418
Toda Corp.	120,000	505,715
Tokai Tokyo Securities Co., Ltd.	81,000	361,512
Tokyo Steel Manufacturing Co., Ltd.	49,100	679,856
Tokyo Style Co., Ltd.	50,000	494,094
Tokyo Tatemono Co., Ltd.	38,000	323,473
Toppan Printing Co., Ltd.	350,000	4,032,700
Toshiba TEC Corp.	60,000	424,322
Toyo Seikan Kaisha, Ltd.	91,500	1,802,136
Toyo Suisan Kaisha, Ltd.	7,000	150,832
Toyobo Co., Ltd.	40,000	80,840
Toyota Auto Body Co., Ltd.	32,000	659,037
TV Asahi Corp.	54	83,517
UNY Co., Ltd.	80,000	840,784
Wacoal Corp.	54,000	703,175
Yamaguchi Financial Group, Inc.	98,000	1,430,476
Yamaha Corp.	56,000	1,113,523
Yamanashi Chuo Bank, Ltd.	55,000	331,477
Yamazaki Baking Co., Ltd.	99,000	1,046,891
Yokohama Rubber Co., Ltd.	127,000	620,563

TOTAL — JAPAN		290,679,339

NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
Aegon NV	1,006,167	15,350,362
ArcelorMittal	490,981	48,730,951
Heineken Holding NV	9,860	509,820
ING Groep NV	1,067,775	40,772,654
Koninklijke Ahold NV	273,884	4,095,642
Koninklijke DSM NV	120,824	7,401,248
Koninklijke Philips Electronics NV	942,411	36,202,679
Randstad Holdings NV	4,864	212,035
SNS Reaal	59,733	1,373,724
TOTAL COMMON STOCKS		154,649,115

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	1,006,167	—

TOTAL — NETHERLANDS		154,649,115

9

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	164,641	149,799
Auckland International Airport, Ltd.	168,196	285,789
Contact Energy, Ltd.	259,078	1,925,301
Fletcher Building, Ltd.	137,604	863,100
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	5,000	77,850

TOTAL — NEW ZEALAND		3,301,839

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DNB Nor ASA Series A	640,000	9,192,157
Norsk Hydro ASA	193,200	3,067,719
Orkla ASA	812,300	11,682,321
Storebrand ASA	209,400	1,993,829
Wilh. Wilhelmsen ASA	7,150	266,296

TOTAL — NORWAY		26,202,322

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco Comercial Portugues SA	114,799	291,865
Banco Espirito Santo SA	128,066	2,307,807
Cimpor Cimentos de Portugal SA	47,932	435,450

TOTAL — PORTUGAL		3,035,122

SINGAPORE — (1.8%)
COMMON STOCKS — (1.8%)
Allgreen Properties, Ltd.	185,000	133,671
# DBS Group Holdings, Ltd.	964,600	13,808,067
Fraser & Neave, Ltd.	773,550	2,808,162
Jardine Cycle & Carriage, Ltd.	45,866	551,875
# Neptune Orient Lines, Ltd.	283,000	845,220
Overseas Chinese Banking Corp., Ltd.	1,237,200	7,879,800
Singapore Airlines, Ltd.	769,400	8,982,238
Singapore Land, Ltd.	123,000	565,999
United Industrial Corp., Ltd.	335,000	731,851
# United Overseas Bank, Ltd.	532,400	7,884,565
UOL Group, Ltd.	335,600	964,999
Venture Corp., Ltd.	81,000	595,554
Wheelock Properties, Ltd.	159,000	254,128

TOTAL — SINGAPORE		46,006,129

SPAIN — (6.1%)
COMMON STOCKS — (6.1%)
Abertis Infraestructuras SA	88,000	2,799,665
Acciona SA	22,208	6,310,735
Acerinox SA	138,400	3,663,092
Banco Bilbao Vizcaya SA	200,370	4,469,283

10

Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	131,000	2,922,610
# Banco de Sabadell SA	662,647	6,698,688
Banco Espanol de Credito SA	51,687	903,598
Banco Pastor SA	49,502	726,134
Banco Popular Espanol SA	285,706	4,610,195
Banco Santander Central Hispano SA	3,419,617	71,333,355
Banco Santander SA Sponsored ADR	235,200	4,915,680
Cementos Portland Valderrivas SA	11,870	1,121,066
Fomento de Construcciones y Contratas SA	20,600	1,422,887
Grupo Catalana Occidente SA	28,791	918,510
Grupo Ferrovial SA	62,080	4,882,869
Iberia Lineas Aereas de Espana SA	459,257	1,505,852
Mapfre SA	493,525	2,671,817
Repsol YPF SA	567,226	23,454,355
# Repsol YPF SA Sponsored ADR	251,300	10,413,872
# Sacyr Vallehermoso SA	47,719	1,711,327

TOTAL — SPAIN		157,455,590

SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Electrolux AB Series B	15,000	216,746
# Holmen AB Series B	42,700	1,456,749
NCC AB Series B	19,000	360,824
Nordea Bank AB	1,387,996	22,579,898
Skandinaviska Enskilda Banken AB Series A	185,930	4,220,703
SSAB Svenskt Stal AB Series A	102,500	3,558,725
SSAB Svenskt Stal AB Series B	37,800	1,183,252
Svenska Cellulosa AB Series B	421,100	6,761,666
Svenska Handelsbanken AB Series A	205,230	5,719,521
Swedbank AB Series A	144,600	3,577,242
Tele2 AB Series B	142,500	3,049,164
TeliaSonera AB	1,147,500	10,430,530
Volvo AB Series A	216,500	3,316,163
Volvo AB Series B	488,500	7,747,273

TOTAL — SWEDEN		74,178,456

SWITZERLAND — (7.0%)
COMMON STOCKS — (7.0%)
Adecco SA	44,478	2,538,640
Baloise-Holding AG	24,988	2,844,695
Banque Cantonale Vaudoise	4,955	1,786,522
Ciba Specialty Chemicals AG	14,500	478,625
Compagnie Financiere Richemont AG Series A	393,600	24,532,517
Credit Suisse Group	616,112	31,378,590
Ems-Chemie Holding AG	5,277	758,489
Givaudan SA	7,583	7,354,753
Helvetia Holding AG	4,457	1,772,969
Holcim, Ltd.	158,003	14,772,081
Julius Baer Holdings, Ltd. AG	5,898	483,231
* Luzerner Kantonalbank	3,829	973,531

11

	PSP Swiss Property AG	30,000	1,851,460
	Sika AG	1,348	2,314,347
	St. Galler Kantonalbank	3,492	1,626,851
	Sulzer AG	3,010	405,143
	Swatch Group AG	11,500	3,220,591
	Swiss Life Holding AG	32,350	9,104,792
	Swiss Re	230,487	17,914,447
	Syngenta AG	77,200	23,632,313
*	UBS AG	166,944	4,020,703
*	UBS AG ADR	62,265	1,473,190
	Valiant Holding AG	9,300	1,735,432
	Zurich Financial SVCS AG	87,564	25,698,525
TOTAL COMMON STOCKS			182,672,437

RIGHTS/WARRANTS — (0.0%)
*	UBS AG ADR Rights 06/16/08	62,265	74,095
*	UBS AG Rights 06/12/08	166,944	222,645
TOTAL RIGHTS/WARRANTS			296,740

TOTAL — SWITZERLAND			182,969,177

UNITED KINGDOM — (18.8%)
COMMON STOCKS — (18.8%)
	Alliance & Leicester P.L.C.	79,000	666,473
	Anglo American P.L.C.	358,847	24,452,245
	Arriva P.L.C.	107,620	1,365,447
	Associated British Foods P.L.C.	412,413	7,040,533
	Aviva P.L.C.	1,906,847	23,829,978
	BAE Systems P.L.C.	1,413,859	12,706,911
	Barclays P.L.C.	868,280	6,448,369
#	Barclays P.L.C. ADR	512,350	15,334,635
	British Airways P.L.C.	510,931	2,356,532
	Cable and Wireless P.L.C.	844,540	2,751,036
	Carnival P.L.C.	106,313	4,050,924
#	Carnival P.L.C. ADR	19,300	745,559
	Compass Group P.L.C.	368,031	2,737,277
*	easyJet P.L.C.	205,323	1,226,993
	Enterprise Inns P.L.C.	163,777	1,516,041
	Friends Provident P.L.C.	1,077,866	2,586,578
	GKN P.L.C.	610,615	3,525,051
	HBOS P.L.C.	2,333,163	18,502,672
	HSBC Holdings P.L.C.	547,509	9,237,177
	HSBC Holdings P.L.C. Sponsored ADR	470,550	39,625,015
	International Power P.L.C.	852,250	7,509,597
	Investec P.L.C.	193,366	1,343,521
	ITV P.L.C.	1,508,151	1,760,090
	Kingfisher P.L.C.	2,202,562	6,001,594
	Legal and General Group P.L.C.	3,937,049	9,350,601
	Meggitt P.L.C.	570,239	2,752,229
	Millennium and Copthorne Hotels P.L.C.	146,148	1,110,381
	Mitchells & Butlers P.L.C.	148,267	956,047

12

	Mondi P.L.C.	328,863	2,348,049
	Old Mutual P.L.C.	1,820,234	4,220,409
	Pearson P.L.C.	506,432	6,850,623
	Pearson P.L.C. Sponsored ADR	253,200	3,425,796
	Persimmon P.L.C.	246,698	2,355,567
	Rexam P.L.C.	603,818	5,302,818
*	Rolls-Royce Group P.L.C.	722,657	6,057,159
*	Rolls-Royce Group P.L.C. Series B	64,750,067	128,264
	Royal Bank of Scotland Group P.L.C.	5,725,083	25,948,267
	Royal Dutch Shell P.L.C. ADR	301,814	25,270,886
	Royal Dutch Shell P.L.C. Series B	215,910	9,020,246
	RSA Insurance Group P.L.C.	2,295,700	6,242,594
	Sainsbury (J.) P.L.C.	1,142,849	7,897,205
	Schroders P.L.C.	117,000	2,436,628
	Schroders P.L.C. Non-Voting	44,950	812,468
	Taylor Wimpey P.L.C.	632,049	1,066,313
	The Berkeley Group Holdings P.L.C.	30,621	492,769
	Thomas Cook Group P.L.C.	462,031	2,268,363
	Tomkins P.L.C. Sponsored ADR	101,700	1,463,463
	Unilever P.L.C.	63,955	2,117,593
	Vodafone Group P.L.C.	29,270,926	93,992,661
	Vodafone Group P.L.C. Sponsored ADR	835,100	26,798,359
	Whitbread P.L.C.	152,199	3,868,140
	William Morrison Supermarkets P.L.C.	2,139,721	12,415,479
	WPP Group P.L.C.	441,268	5,347,001
	Xstrata P.L.C.	227,813	18,026,609
	Yell Group P.L.C.	45,929	114,892
TOTAL COMMON STOCKS			487,778,127

RIGHTS/WARRANTS — (0.0%)
*	Royal Bank of Scotland Group P.L.C. Rights 06/06/08	3,498,661	1,940,544

TOTAL — UNITED KINGDOM			489,718,671

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,780,000 FNMA 5.00%, 06/01/22, valued at $3,237,057) to be repurchased at $3,189,516	$3,189	3,189,000
SECURITIES LENDING COLLATERAL — (1.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $59,354,800 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/15 to 05/01/38, valued at $40,224,949) to be repurchased at $39,443,947	39,436	39,436,224

TOTAL INVESTMENTS - (100.0%) (Cost $1,942,752,985)		$2,597,864,971

See accompanying Notes to Financial Statements.

13

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
*	4Kids Entertainment, Inc.	11,600	$90,480
*	99 Cents Only Stores	127,520	1,067,342
* #	A.C. Moore Arts & Crafts, Inc.	8,356	58,408
	Aaron Rents, Inc.	26,200	586,618
* #	AbitibiBowater Canada, Inc.	21,476	255,135
*	Acme Communications, Inc.	23,312	34,968
	Aldila, Inc.	10,299	78,787
*	Alloy, Inc.	17,245	148,307
	American Axle & Manufacturing Holdings, Inc.	96,005	1,784,733
#	American Greetings Corp. Class A	73,700	1,375,242
* #	America’s Car-Mart, Inc.	23,596	389,098
#	Arctic Cat, Inc.	18,844	149,056
#	ArvinMeritor, Inc.	128,740	1,927,238
	Asbury Automotive Group, Inc.	50,300	828,441
*	Ashworth, Inc.	6,800	21,964
*	Audiovox Corp. Class A	23,689	252,525
*	AutoNation, Inc.	311,900	4,924,901
* #	Avatar Holdings, Inc.	11,700	405,639
*	Ballantyne of Omaha, Inc.	7,332	30,794
	Barnes & Noble, Inc.	63,600	1,940,436
#	Bassett Furniture Industries, Inc.	7,874	94,409
	Beasley Broadcast Group, Inc.	11,000	51,700
	Belo Corp. Class A	148,448	1,419,163
*	Benihana, Inc. Class A	300	2,682
* #	Big Lots, Inc.	22,600	701,956
#	Blockbuster, Inc. Class A	173,100	562,575
*	Blockbuster, Inc. Class B	81,610	208,922
*	Bluegreen Corp.	21,700	149,296
	Bob Evans Farms, Inc.	56,700	1,650,537
	Bon-Ton Stores, Inc.	14,349	95,564
	Books-A-Million, Inc.	19,600	147,196
#	Borders Group, Inc.	7,800	47,892
	BorgWarner, Inc.	97,600	5,046,896
#	Brookfield Homes Corp.	38,100	575,310
	Brown Shoe Company, Inc.	73,275	1,237,615
#	Brunswick Corp.	141,500	1,938,550
*	Buca, Inc.	1,216	608
#	Building Materials Holding Corp.	17,800	47,704
* #	Cabela’s, Inc.	62,600	867,010
*	Cache, Inc.	9,000	114,210
* #	California Coastal Communities, Inc.	16,509	75,446
	Canterbury Park Holding Corp.	1,300	12,350
#	Carmike Cinemas, Inc.	18,052	149,832

1

*	Carriage Services, Inc.	11,200	80,416
*	Cavalier Homes, Inc.	23,813	54,532
*	Cavco Industries, Inc.	9,242	354,246
	CBS Corp. Class B	880,766	19,006,930
* #	Chromcraft Revington, Inc.	100	387
	Churchill Downs, Inc.	7,298	311,917
	Cinemark Holdings, Inc.	19,143	276,999
#	Circuit City Stores, Inc.	87,800	431,098
#	Citadel Broadcasting Co.	106,142	186,810
	Clear Channel Communications, Inc.	339,300	11,882,286
	Coachmen Industries, Inc.	6,900	21,045
	Coast Distribution System, Inc.	400	1,920
	Cobra Electronics Corp.	1,200	3,912
#	Collectors Universe, Inc.	14,288	136,022
	Comcast Corp. Class A	3,086,461	69,445,372
	Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459
*	Concord Camera Corp.	9,362	32,112
* #	Conn’s, Inc.	30,400	525,008
	Cooper Tire & Rubber Co.	97,000	1,065,060
* #	Cox Radio, Inc.	61,500	784,125
	Craftmade International, Inc.	2,499	16,293
	CSS Industries, Inc.	18,850	555,698
*	Culp, Inc.	21,913	157,774
* #	Cumulus Media, Inc. Class A	22,400	117,600
* #	Cybex International, Inc.	26,482	109,900
*	Cycle Country Accessories Corp.	3,220	5,152
*	dELiA*s, Inc.	1,200	3,060
	Delta Apparel, Inc.	879	2,611
*	Design Within Reach, Inc.	22,632	87,812
* #	Diedrich Coffee, Inc.	9,552	22,925
#	Dillards, Inc. Class A	125,600	2,044,768
* #	Directed Electronics, Inc.	1,368	2,107
*	Discovery Holding Co. Class A	80,960	2,120,342
* #	Discovery Holding Co. Class B	6,597	171,753
	Disney (Walt) Co.	5,111	171,730
*	Dixie Group, Inc.	11,800	86,140
*	Dorman Products, Inc.	7,549	71,715
	Dover Motorsports, Inc.	16,800	104,496
*	Duckwall-ALCO Stores, Inc.	700	9,233
	Educational Development Corp.	1,000	6,040
*	Emerson Radio Corp.	31,640	37,652
	Emmis Communications Corp. Class A	16,800	49,896
	Entercom Communications Corp.	36,700	355,256
*	Entravision Communications Corp.	67,000	357,780
	Escalade, Inc.	600	3,750
*	Expedia, Inc.	109,511	2,655,642
* #	Famous Dave’s of America, Inc.	200	1,818
	Finish Line, Inc. Class A	71,227	564,830
*	Fisher Communications, Inc.	2,900	101,848
*	Flanigan’s Enterprises, Inc.	865	6,799
	Flexsteel Industries, Inc.	1,719	19,768
	Foot Locker, Inc.	163,800	2,393,118
* #	Ford Motor Co.	2,440,808	16,597,494
*	Franklin Covey Co.	30,919	259,410
*	Franklin Electronic Publishers, Inc.	15,050	31,906

2

#	Fred’s, Inc.	60,080	754,004
	Frisch’s Restaurants, Inc.	300	8,172
	FTD Group, Inc.	52,269	770,968
*	Fuel Systems Solutions, Inc.	1,973	55,007
#	Furniture Brands International, Inc.	70,240	987,574
*	GameTech International, Inc.	16,810	87,748
* #	Gander Mountain Co.	49,526	208,009
#	Gannett Co., Inc.	267,300	7,700,913
* #	Gaylord Entertainment Co.	35,582	1,010,885
#	General Motors Corp.	322,000	5,506,200
*	Getty Images, Inc.	16,900	565,812
*	G-III Apparel Group, Ltd.	26,250	435,487
*	Goodyear Tire & Rubber Co.	6,500	165,165
*	Gottschalks, Inc.	19,942	42,476
	Gray Television, Inc.	66,879	268,854
*	Great Wolf Resorts, Inc.	40,313	280,175
	Group 1 Automotive, Inc.	32,000	833,280
* #	Harris Interactive, Inc.	48,600	92,340
*	Hartmarx Corp.	2,000	4,680
*	Hastings Entertainment, Inc.	1,572	13,158
#	Haverty Furniture Co., Inc.	34,299	360,825
*	Hawk Corp.	600	10,752
*	Hayes Lemmerz International, Inc.	8,881	34,814
	Hearst-Argyle Television, Inc.	90,353	1,921,808
*	Helen of Troy, Ltd.	50,900	909,583
*	Hollywood Media Corp.	34,528	82,867
*	Hot Topic, Inc.	6,800	35,700
* #	Hovnanian Enterprises, Inc. Class A	96,300	756,918
*	IAC/InterActiveCorp.	438,616	9,890,791
#	IHOP Corp.	30,483	1,429,348
	ILX Resorts, Inc.	900	2,745
* #	Infosonics Corp.	600	600
*	Interstate Hotels & Resorts, Inc.	52,524	185,410
	J. Alexander’s Corp.	11,218	81,779
#	J.C. Penney Co., Inc.	124,115	4,994,388
*	Jakks Pacific, Inc.	18,275	431,290
* #	Jarden Corp.	108,315	2,030,906
*	Jo-Ann Stores, Inc.	47,950	1,079,354
	Johnson Outdoors, Inc.	12,128	188,712
	Jones Apparel Group, Inc.	79,200	1,332,144
#	Journal Communications, Inc. Class A	71,600	419,576
#	KB Home	125,577	2,575,584
#	Kenneth Cole Productions, Inc. Class A	17,000	265,200
	Kimball International, Inc. Class B	35,282	372,225
	K-Swiss, Inc. Class A	30,500	488,610
	LaCrosse Footwear, Inc.	495	6,816
*	Lakeland Industries, Inc.	10,257	128,110
* #	Lakes Entertainment, Inc.	29,500	164,315
#	Landry’s Restaurants, Inc.	25,100	411,891
*	Lazare Kaplan International, Inc.	13,180	119,938
#	La-Z-Boy, Inc.	49,900	316,865
* #	Leapfrog Enterprises, Inc.	100	826
* #	Lear Corp.	10,800	278,100
#	Lee Enterprises, Inc.	35,511	241,475
#	Leggett & Platt, Inc.	287,244	5,486,360

3

* #	Lenox Group, Inc.	6,654	4,857
*	Liberty Media Corp. - Entertainment Class A	625,764	16,895,628
*	Liberty Media Corp. - Entertainment Class B	14,088	382,630
*	Liberty Media Holding Corp. Capital Class A	217,289	3,220,223
* #	Liberty Media Holding Corp. Capital Class B	3,922	58,301
*	Liberty Media Holding Corp. Interactive Class A	863,249	14,666,601
*	Liberty Media Holding Corp. Interactive Class B	20,608	348,996
#	Lifetime Brands, Inc.	20,800	145,808
*	Lin TV Corp.	28,200	258,030
#	Lithia Motors, Inc. Class A	11,700	79,911
* #	Live Nation, Inc.	34,862	528,159
*	Lodgian, Inc.	28,478	256,302
*	Luby’s, Inc.	55,762	394,237
#	M/I Homes, Inc.	30,930	531,068
*	Mace Security International, Inc.	9,231	16,339
	Macy’s, Inc.	571,204	13,520,399
* #	MarineMax, Inc.	15,800	154,682
*	Max & Erma’s Restaurants, Inc.	800	3,120
*	McCormick & Schmick’s Seafood Restaurants, Inc.	4,588	43,678
#	MDC Holdings, Inc.	77,334	3,142,080
*	Meade Instruments Corp.	8,614	11,629
#	Media General, Inc. Class A	24,400	371,856
* #	Meritage Homes Corp.	54,460	942,158
	Modine Manufacturing Co.	57,700	908,198
* #	Mohawk Industries, Inc.	107,905	8,101,507
#	Monaco Coach Corp.	40,000	183,200
	Monro Muffler Brake, Inc.	1,919	35,559
*	Morton’s Restaurant Group, Inc.	2,071	16,879
* #	Mothers Work, Inc.	11,618	141,275
	Movado Group, Inc.	29,800	655,600
* #	MTR Gaming Group, Inc.	15,600	84,240
* #	Multimedia Games, Inc.	39,388	214,271
#	Nautilus Group, Inc.	31,300	210,649
*	Navarre Corp.	2,500	4,425
*	New York & Co., Inc.	32,600	272,536
	News Corp. Class A	161,850	2,905,207
#	Noble International, Ltd.	23,393	133,106
*	Office Depot, Inc.	1,237	15,710
	OfficeMax, Inc.	101,200	2,194,016
#	Orleans Homebuilders, Inc.	11,915	56,239
	O’Charleys, Inc.	28,308	314,219
* #	Outdoor Channel Holdings, Inc.	31,915	252,448
#	Oxford Industries, Inc.	25,700	702,638
* #	Palm Harbor Homes, Inc.	24,659	186,669
*	PC Mall, Inc.	4,708	60,922
#	Penske Automotive Group, Inc.	161,280	3,369,139
*	Perry Ellis International, Inc.	28,523	777,537
*	Phoenix Footwear Group, Inc.	9,300	15,345
* #	Pinnacle Entertainment, Inc.	79,700	1,105,439
* #	Playboy Enterprises, Inc. Class B	45,100	270,149
*	Pomeroy IT Solutions, Inc.	10,282	61,589
*	Proliance International, Inc.	21,796	22,886
*	QEP Co., Inc.	5,300	37,047
*	Quiksilver, Inc.	82,900	707,966
* #	R.H. Donnelley Corp.	14,000	76,020

4

*	Radio One, Inc. Class D	60,200	70,434
*	RC2 Corp.	18,033	348,217
*	Red Lion Hotels Corp.	28,076	243,700
*	Regent Communications, Inc.	12,730	12,475
	Regis Corp.	70,600	2,142,004
*	Retail Ventures, Inc.	500	2,790
*	Rex Stores Corp.	4,050	68,040
*	Rockford Corp.	3,502	4,202
* #	Rocky Brands, Inc.	6,664	39,051
*	Royal Caribbean Cruises, Ltd.	333,800	9,920,536
#	Russ Berrie & Co., Inc.	15,100	182,559
#	Ryland Group, Inc.	73,800	2,051,640
*	Saga Communications, Inc. Class A	26,480	124,456
	Salem Communications Corp.	19,181	47,377
	Sauer-Danfoss, Inc.	6,000	187,140
*	Scholastic Corp.	38,300	1,191,130
* #	Sears Holdings Corp.	142,345	12,059,468
	Service Corp. International	359,700	3,848,790
	Shiloh Industries, Inc.	22,381	222,020
*	Shoe Carnival, Inc.	13,700	200,020
#	Sinclair Broadcast Group, Inc. Class A	103,923	932,189
	Skyline Corp.	6,442	172,130
	Snap-On, Inc.	41,800	2,588,256
	Sonic Automotive, Inc.	55,200	1,029,480
* #	Source Interlink Companies, Inc.	20,580	24,490
*	Spanish Broadcasting System, Inc.	35,700	50,337
	Speedway Motorsports, Inc.	74,817	1,907,085
*	Sport Chalet, Inc. Class A	16,382	69,623
*	Sport Chalet, Inc. Class B	500	2,030
#	Sport Supply Group, Inc.	15,746	163,916
	Stage Stores, Inc.	60,550	818,030
#	Standard Motor Products, Inc.	23,500	199,750
#	Standard Pacific Corp.	118,100	370,834
	Stanley Furniture, Inc.	5,500	65,230
*	Steinway Musical Instruments, Inc.	10,438	286,523
#	Stewart Enterprises, Inc.	25,202	173,894
*	Stoneridge, Inc.	23,350	390,645
	Strattec Security Corp.	5,656	213,231
#	Superior Industries International, Inc.	38,900	799,784
	Superior Uniform Group, Inc.	9,178	82,510
	Syms Corp.	2,500	40,175
#	Systemax, Inc.	29,000	562,020
#	Tandy Brand Accessories, Inc.	11,667	53,552
* #	Tarragon Corp.	1,136	2,329
	The Marcus Corp.	26,500	456,595
	The Men’s Wearhouse, Inc.	1,500	31,095
#	The Pep Boys - Manny, Moe & Jack	81,600	732,768
* #	The Steak n Shake Co.	48,100	325,637
	Time Warner, Inc.	5,109,656	81,141,337
* #	Toll Brothers, Inc.	247,699	5,219,018
*	Trans World Entertainment Corp.	24,866	66,890
*	Triple Crown Media, Inc.	1,000	740
* #	Trump Entertainment Resorts, Inc.	600	2,100
*	TRW Automotive Holdings Corp.	167,775	4,185,986
*	Tuesday Morning Corp.	8,400	43,512

5

* #	Unifi, Inc.	172,580	516,014
	Unifirst Corp.	20,100	964,800
* #	Valassis Communications, Inc.	48,600	772,254
*	ValueVision Media, Inc. Class A	45,000	198,450
	Virco Manufacturing Corp.	12,501	62,505
*	Warnaco Group, Inc.	35,758	1,723,178
* #	West Marine, Inc.	24,100	108,450
#	Whirlpool Corp.	66,901	4,929,266
*	Wilsons The Leather Experts, Inc.	6,601	924
	Wyndham Worldwide Corp.	243,116	5,319,378
#	Xerium Technologies, Inc.	58,460	273,008
* #	Zale Corp.	74,140	1,614,769
Total Consumer Discretionary			479,283,927

Consumer Staples — (4.7%)
	Archer-Daniels-Midland Co.	638,865	25,362,940
*	B&G Foods, Inc.	1,700	16,524
*	Bridgford Foods Corp.	100	667
*	Cagle’s, Inc. Class A	600	3,540
#	Cal-Maine Foods, Inc.	27,317	852,290
* #	Caribou Coffee Co.	3,400	7,276
* #	Central Garden & Pet Co.	23,200	185,600
*	Central Garden & Pet Co. Class A	34,084	254,267
#	Chiquita Brands International, Inc.	48,500	1,180,490
	Coca-Cola Enterprises, Inc.	804,540	16,203,436
* #	Collective Brands, Inc.	45,200	512,116
*	Constellation Brands, Inc. Class A	318,219	6,784,429
*	Constellation Brands, Inc. Class B	3,275	70,314
	Corn Products International, Inc.	93,300	4,386,033
	CVS Caremark Corp.	801,214	34,283,947
	Del Monte Foods Co.	359,370	3,130,113
#	Farmer Brothers Co.	33,714	804,079
	Griffin Land & Nurseries, Inc. Class A	400	13,912
* #	Hain Celestial Group, Inc.	68,700	1,976,499
#	Imperial Sugar Co.	22,380	324,510
	Ingles Market, Inc. Class A	12,252	298,459
	J.M. Smucker Co.	92,382	4,876,846
	Kraft Foods, Inc.	701,313	22,778,646
#	MGP Ingredients, Inc.	32,800	242,720
	Molson Coors Brewing Co.	246,248	14,282,384
	Molson Coors Brewing Co. Class A	291	16,728
*	Monterey Pasta Co.	15,479	38,233
#	Nash Finch Co.	20,900	799,216
	Oil-Dri Corp. of America	3,066	52,582
*	Omega Protein Corp.	35,725	497,649
*	Orchids Paper Products Co.	700	5,355
*	Pantry, Inc.	31,400	383,080
* #	Parlux Fragrances, Inc.	48,809	164,486
	PepsiAmericas, Inc.	144,800	3,528,776
	Pilgrim’s Pride Corp.	98,100	2,550,600
*	Prestige Brands Holdings, Inc.	101,000	1,101,910
	PriceSmart, Inc.	16,222	381,866
* #	Pyramid Breweries, Inc.	10,226	26,076
* #	Redhook Ale Brewery, Inc.	11,301	50,854
	Reynolds American, Inc.	158,940	8,728,985

6

	Ruddick Corp.	28,188	1,001,520
#	Sanderson Farms, Inc.	23,200	1,158,376
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,520
#	Seaboard Corp.	1,921	3,448,195
* #	Smithfield Foods, Inc.	249,373	7,802,881
* #	Spectrum Brands, Inc.	67,400	280,384
#	SUPERVALU, Inc.	266,393	9,342,403
	Tasty Baking Co.	4,500	26,325
*	TreeHouse Foods, Inc.	53,970	1,410,236
	Tyson Foods, Inc. Class A	405,030	7,630,765
#	Universal Corp.	8,000	396,880
	Weis Markets, Inc.	46,730	1,612,652
* #	Winn-Dixie Stores, Inc.	91,600	1,653,380
*	Zapata Corp.	2,364	16,383
Total Consumer Staples			193,022,333

Energy — (16.8%)
	Adams Resources & Energy, Inc.	5,185	173,023
* #	Allis-Chalmers Energy, Inc.	48,300	829,311
	Anadarko Petroleum Corp.	778,868	58,391,734
	Apache Corp.	487,346	65,333,605
	Barnwell Industries, Inc.	1,238	17,270
* #	Basic Energy Services, Inc.	79,746	2,294,292
* #	Bill Barret Corp.	1,140	61,366
* #	Bois d’Arc Energy, Inc.	28,925	708,084
*	Brigham Exploration Co.	97,094	1,414,660
* #	Bristow Group, Inc.	32,400	1,693,548
*	Bronco Drilling Co., Inc.	40,781	741,399
	Cabot Oil & Gas Corp.	3,300	198,825
*	Callon Petroleum Co.	21,700	562,464
	Chesapeake Energy Corp.	620,500	33,984,785
	Cimarex Energy Co.	123,000	8,381,220
*	Clayton Williams Energy, Inc.	18,190	1,714,771
*	Complete Production Services, Inc.	95,200	2,728,432
*	Comstock Resources, Inc.	85,299	4,891,898
	ConocoPhillips	2,003,846	186,558,063
* #	Delta Petroleum Corp.	8,728	192,889
#	Devon Energy Corp.	617,500	71,592,950
* #	Edge Petroleum Corp.	18,535	97,494
* #	Encore Acquisition Co.	65,400	4,368,066
*	Energy Partners, Ltd.	8,200	123,164
	ENSCO International, Inc.	55,847	4,011,490
	EOG Resources, Inc.	20,900	2,688,367
*	EXCO Resources, Inc.	162,510	4,052,999
* #	Exterran Holdings, Inc.	26,789	1,969,527
*	Forest Oil Corp.	150,189	10,025,116
*	Geokinetics, Inc.	5,504	105,512
*	Geomet, Inc.	23,258	191,646
* #	Grey Wolf, Inc.	253,698	1,986,455
*	Gulfmark Offshore, Inc.	17,147	1,151,078
* #	Harvest Natural Resources, Inc.	28,700	319,718
*	Helix Energy Solutions Group, Inc.	3,100	119,753
#	Helmerich & Payne, Inc.	86,900	5,444,285
* #	Hercules Offshore, Inc.	92,800	3,147,776
	Hess Corp.	302,400	37,137,744

7

*	HKN, Inc.	14,049	148,076
*	Hornbeck Offshore Services, Inc.	12,900	679,830
	Marathon Oil Corp.	442,123	22,720,701
*	Mariner Energy, Inc.	150,441	4,919,421
	Massey Energy Co.	33,400	2,158,308
*	Meridian Resource Corp.	150,705	334,565
*	Natural Gas Services Group	15,260	418,277
*	Newfield Exploration Co.	98,880	6,253,171
*	Newpark Resources, Inc.	130,700	921,435
	Noble Energy, Inc.	242,940	23,674,503
	Occidental Petroleum Corp.	4,200	386,106
* #	Oil States International, Inc.	39,000	2,278,380
#	Overseas Shipholding Group, Inc.	52,000	4,111,120
*	Parker Drilling Co.	87,100	778,674
	Patterson-UTI Energy, Inc.	111,625	3,513,955
* #	Petrohawk Energy Corp.	182,762	5,369,548
*	Petroleum Development Corp.	16,500	1,140,150
*	PHI, Inc. Non-Voting	24,417	957,635
*	PHI, Inc. Voting	200	7,118
* #	Pioneer Drilling Co.	83,080	1,479,655
	Pioneer Natural Resources Co.	199,821	14,345,150
*	Plains Exploration & Production Co.	162,830	11,639,088
*	Pride International, Inc.	30,126	1,323,736
* #	Quest Resource Corp.	18,037	200,391
* #	SEACOR Holdings, Inc.	40,633	3,615,524
* #	Stone Energy Corp.	46,515	3,143,484
*	Swift Energy Corp.	48,099	2,772,426
#	Tesoro Petroleum Corp.	54,600	1,356,810
	Tidewater, Inc.	1,200	81,996
* #	Trico Marine Services, Inc.	41,694	1,600,633
*	Union Drilling, Inc.	34,327	644,661
*	Unit Corp.	57,000	4,371,330
#	USEC, Inc.	103,900	724,183
	Valero Energy Corp.	738,360	37,538,222
* #	VeraSun Energy Corp.	158,300	1,076,440
	W&T Offshore, Inc.	65,800	3,669,008
*	Whiting Petroleum Corp.	70,255	6,570,950
	World Fuel Services Corp.	7,200	173,448
Total Energy			696,502,887

Financials — (28.7%)
	1st Independence Financial Group, Inc.	100	1,701
	1st Source Corp.	49,797	1,087,566
	21st Century Holding Co.	18,367	188,629
	Abigail Adams National Bancorp, Inc.	500	5,280
	Abington Bancorp, Inc.	49,212	493,596
#	Access National Corp.	600	4,524
	Advanta Corp. Class A	19,950	157,605
	Advanta Corp. Class B	26,550	230,985
	Affirmative Insurance Holdings, Inc.	7,456	57,859
*	Allegheny Corp.	14,896	5,593,448
	Allstate Corp.	642,300	32,718,762
*	AmComp, Inc.	15,343	170,154
#	Amcore Financial, Inc.	42,155	413,119
	American Bancorp of New Jersey, Inc.	21,886	247,750

8

#	American Capital Strategies, Ltd.	319,685	10,229,920
#	American Equity Investment Life Holding Co.	88,700	937,559
	American Financial Group, Inc.	206,800	6,166,776
*	American Independence Corp.	866	5,768
	American International Group, Inc.	2,060,935	74,193,660
	American National Insurance Co.	47,958	5,288,329
	American Physicians Capital, Inc.	4,950	225,324
#	American West Bancorporation	30,946	103,669
* #	AmeriCredit Corp.	142,100	1,931,139
#	Ameris Bancorp	33,845	469,769
*	Amerisafe, Inc.	34,516	548,459
* #	AmeriServe Financial, Inc.	28,394	84,898
#	Anchor Bancorp Wisconsin, Inc.	34,430	483,053
* #	Appalachian Bancshares, Inc.	1,797	15,418
#	Asset Acceptance Capital Corp.	12,821	180,648
#	Associated Banc-Corp.	12,400	338,644
	Assurant, Inc.	33,500	2,279,005
#	Atlantic Coast Federal Corp.	2,500	21,775
*	B of I Holding, Inc.	12,754	88,895
	Baldwin & Lyons, Inc. Class B	7,813	169,620
	Bancorp Rhode Island, Inc.	1,000	33,240
#	BancTrust Financial Group, Inc.	14,104	141,886
	Bank Mutual Corp.	81,400	902,726
	Bank of America Corp.	2,312,268	78,640,235
* #	Bank of Florida Corp.	18,316	183,160
#	Bank of Granite Corp.	28,149	286,275
#	BankAtlantic Bancorp, Inc. Class A	25,500	44,880
	BankFinancial Corp.	46,664	694,827
#	BankUnited Financial Corp. Class A	56,000	176,400
#	Banner Corp.	30,684	558,142
	Bar Harbor Bankshares	1,100	34,072
	BB&T Corp.	165,800	5,217,726
*	Beach First National Bancshares, Inc.	7,596	79,302
#	Bear Stearns Companies, Inc.	14,007	130,685
	Benjamin Franklin Bancorp, Inc.	5,074	68,499
	Berkshire Hills Bancorp, Inc.	25,284	639,938
	Beverly Hills Bancorp, Inc.	30,525	76,312
*	BGC Partners, Inc. Class A	26,680	237,986
#	Blackrock, Inc.	111,100	24,996,389
* #	BNCCORP., Inc.	494	5,409
#	Boston Private Financial Holdings, Inc.	79,479	670,008
	Brookline Bancorp, Inc.	77,125	775,106
#	Cadence Financial Corp.	26,781	372,524
#	Capital City Bank Group, Inc.	1,010	27,028
#	Capital Corp. of the West	14,185	82,699
#	Capital One Financial Corp.	530,369	25,521,356
#	Capital Southwest Corp.	8,539	1,028,864
#	CapitalSouth Bancorp	100	356
#	Capitol Bancorp, Ltd.	35,099	543,333
	Cardinal Financial Corp.	50,611	434,748
	Cascade Financial Corp.	12,500	112,500
#	Cathay General Bancorp	68,257	1,049,793
	Center Financial Corp.	15,948	149,273
#	Centerstate Banks of Florida, Inc.	400	5,604
*	Central Jersey Bancorp	5,620	44,286

9

#	Central Pacific Financial Corp.	54,354	810,962
	Centrue Financial Corp.	1,000	17,980
	Century Bancorp, Inc. Class A	600	11,010
	CFS Bancorp, Inc.	14,248	203,461
	Chemical Financial Corp.	34,775	848,510
	Chubb Corp.	555,965	29,888,678
	Cincinnati Financial Corp.	273,147	9,565,608
	CIT Group, Inc.	21,450	214,500
#	Citigroup, Inc.	208,300	4,559,687
	Citizens Community Bancorp, Inc.	10,355	88,691
	Citizens First Bancorp, Inc.	8,013	59,376
#	Citizens Holding Co.	300	6,075
#	Citizens Republic Bancorp, Inc.	103,339	572,498
	Citizens South Banking Corp.	1,842	16,891
	City Holding Co.	1,577	67,843
#	City National Corp.	71,600	3,465,440
	CNA Financial Corp.	376,100	11,429,679
*	CNA Surety Corp.	78,495	1,148,382
	Codorus Valley Bancorp, Inc.	315	4,968
	Colony Bankcorp, Inc.	300	3,390
	Columbia Banking System, Inc.	30,847	824,540
#	Comerica, Inc.	201,512	7,492,216
	Commonwealth Bankshares, Inc.	800	11,800
* #	Community Bancorp	1,000	7,990
	Community Bank System, Inc.	47,100	1,136,523
	Community Trust Bancorp, Inc.	26,863	823,082
	Community West Bancshares	400	3,496
* #	CompuCredit Corp.	37,805	347,050
*	Conseco, Inc.	209,495	2,444,807
* #	Consumer Portfolio Services, Inc.	19,578	55,797
*	Core-Mark Holding Co., Inc.	22,071	640,942
#	Corus Bankshares, Inc.	76,384	439,208
#	Countrywide Financial Corp.	247,096	1,299,725
* #	Cowen Group, Inc.	4,356	34,587
	Crawford & Co. Class A	1,200	6,240
* #	Crescent Financial Corp.	18,540	131,819
*	Dearborn Bancorp, Inc.	5,475	33,124
	Delphi Financial Group, Inc. Class A	73,650	2,127,748
	Dime Community Bancshares	20,412	371,090
	Discover Financial Services	91,700	1,572,655
	Donegal Group, Inc. Class A	39,800	712,818
	Donegal Group, Inc. Class B	300	5,527
* #	E*TRADE Financial Corp.	35,127	144,021
#	East West Bancorp, Inc.	30,863	408,626
	Eastern Insurance Holdings, Inc.	21,190	346,456
	Eastern Virginia Bankshares, Inc.	300	5,055
	EMC Insurance Group, Inc.	24,800	695,144
* #	Encore Capital Group, Inc.	32,872	347,457
#	Enterprise Financial Services Corp.	2,033	40,762
	ESB Financial Corp.	1,000	10,790
*	ESSA Bancorp, Inc.	4,820	60,250
#	F.N.B. Corp.	30,495	457,120
	Farmers Capital Bank Corp.	700	17,332
	FBL Financial Group, Inc. Class A	49,686	1,334,069
#	Federal Agriculture Mortgage Corp. Class A	277	4,836

10

	Federal Agriculture Mortgage Corp. Class C	13,100	379,376
	Federal National Mortgage Association	151,800	4,101,636
	Fidelity Bancorp, Inc.	400	5,500
	Fidelity National Financial, Inc.	316,027	5,404,062
	Fidelity Southern Corp.	9,015	58,417
	Fifth Third Bancorp	1,011,926	18,923,016
#	Financial Federal Corp.	28,191	684,759
	Financial Institutions, Inc.	2,950	54,310
* #	First Acceptance Corp.	12,000	39,240
	First American Corp.	155,240	5,211,407
	First Bancorp	5,805	97,582
	First Bancorp, Inc.	470	8,404
#	First Busey Corp.	62,249	1,134,177
	First Citizens BancShares, Inc.	11,267	1,796,410
#	First Commonwealth Financial Corp.	102,690	1,152,182
	First Community Bancshares, Inc.	2,977	101,188
	First Defiance Financial Corp.	10,177	196,823
	First Federal Bancshares of Arkansas, Inc.	1,300	16,289
	First Financial Bancorp	2,961	33,726
#	First Financial Corp.	26,976	883,464
	First M&F Corp.	300	4,194
	First Merchants Corp.	31,341	775,690
*	First Mercury Financial Corp.	17,000	300,220
	First Niagara Financial Group, Inc.	191,382	2,711,883
	First PacTrust Bancorp, Inc.	900	14,373
	First Place Financial Corp.	24,803	315,742
*	First Regional Bancorp	16,120	172,000
	First Security Group, Inc.	2,120	16,621
#	First State Bancorporation	22,200	172,050
	Firstbank Corp.	210	2,646
*	FirstCity Financial Corp.	10,996	47,943
#	Flagstar Bancorp, Inc.	110,500	524,875
	Flushing Financial Corp.	38,496	755,292
	FNB United Corp.	18,948	190,617
*	FPIC Insurance Group, Inc.	10,600	482,406
* #	Franklin Bank Corp.	20,400	20,808
#	Fulton Financial Corp.	210,553	2,657,179
	Gateway Financial Holdings, Inc.	23,241	230,783
	Genworth Financial, Inc.	705,238	15,585,760
	German American Bancorp, Inc.	16,936	211,361
*	Golfsmith International Holdings, Inc.	177	381
#	Greene Bancshares, Inc.	14,688	284,507
	GS Financial Corp.	400	7,080
* #	Guaranty Bancorp	105,446	631,622
*	Guaranty Financial Group, Inc.	13,066	82,316
*	Hallmark Financial Services, Inc.	20,100	255,270
	Hancock Holding Co.	1,500	66,735
	Hanmi Financial Corp.	28,759	184,058
	Hanover Insurance Group, Inc.	96,080	4,429,288
	Harleysville Group, Inc.	47,300	1,845,173
#	Harleysville National Corp.	66,017	895,191
	Harrington West Financial Group, Inc.	400	2,244
*	Harris & Harris Group, Inc.	20,057	159,854
	Hartford Financial Services Group, Inc.	468,816	33,318,753
	HCC Insurance Holdings, Inc.	182,223	4,338,730

11

	Heartland Financial USA, Inc.	1,494	34,960
#	Heritage Commerce Corp.	19,751	314,436
	Heritage Financial Corp.	11,269	188,981
	Hingham Institution for Savings	500	14,375
	HMN Financial, Inc.	4,096	67,994
#	Home Bancshares, Inc.	27,010	621,230
	Home Federal Bancorp, Inc.	10,980	128,466
	HopFed Bancorp, Inc.	1,719	23,808
	Horace Mann Educators Corp.	68,828	1,121,208
#	Horizon Financial Corp.	17,341	187,630
	Hudson City Bancorp, Inc.	685,228	12,197,058
#	Huntington Bancshares, Inc.	94,200	839,322
#	IBERIABANK Corp.	21,918	1,155,955
#	Imperial Capital Bancorp, Inc.	5,900	59,118
#	Independence Holding Co.	17,700	242,313
#	Independent Bank Corp. (MI)	42,610	256,086
	Infinity Property & Casualty Corp.	32,000	1,290,240
#	Integra Bank Corp.	42,852	615,783
	Intervest Bancshares Corp.	4,555	39,947
#	Irwin Financial Corp.	31,000	127,410
#	Janus Capital Group, Inc.	173,199	5,022,771
	JPMorgan Chase & Co.	3,240,748	139,352,164
	KeyCorp	634,041	12,344,778
#	K-Fed Bancorp	107	1,218
*	Knight Capital Group, Inc.	100,607	1,791,811
* #	LaBranche & Co., Inc.	2,500	16,750
#	Lakeland Bancorp, Inc.	43,159	636,164
#	LandAmerica Financial Group, Inc.	11,300	336,514
	Landmark Bancorp, Inc.	1,470	36,735
	Legacy Bancorp, Inc.	21,179	285,917
	Legg Mason, Inc.	145,493	7,828,978
#	Lehman Brothers Holdings, Inc.	632,700	23,289,687
	Leucadia National Corp.	285,600	15,508,080
	Lincoln National Corp.	320,583	17,683,358
#	LNB Bancorp, Inc.	12,489	137,379
#	Loews Corp.	763,597	37,851,503
	LSB Corp.	800	12,720
#	M&T Bank Corp.	55,802	4,835,801
#	Macatawa Bank Corp.	32,567	292,777
	MainSource Financial Group, Inc.	39,383	660,847
* #	Marlin Business Services, Inc.	9,200	65,688
	Marshall & Ilsley Corp.	339,980	7,901,135
#	MB Financial, Inc.	59,049	1,681,125
#	MBT Financial Corp.	24,831	210,070
#	MCG Capital Corp.	68,639	393,301
	Meadowbrook Insurance Group, Inc.	75,160	516,349
	Medallion Financial Corp.	20,360	196,474
	Mercantile Bank Corp.	3,200	26,912
	Mercer Insurance Group, Inc.	14,397	256,986
	Mercury General Corp.	15,952	811,319
	Merrill Lynch & Co., Inc.	188,916	8,297,191
	MetLife, Inc.	1,070,900	64,286,127
	MetroCorp Bancshares, Inc.	1,700	21,845
	MicroFinancial, Inc.	4,100	15,088
#	Midwest Banc Holdings, Inc.	50,922	447,095

12

	Morgan Stanley	79,249	3,505,183
	MutualFirst Financial, Inc.	2,300	23,460
	Nara Bancorp, Inc.	50,285	639,625
#	National City Corp.	750,400	4,382,336
#	National Penn Bancshares, Inc.	137,707	2,357,544
#	National Western Life Insurance Co. Class A	700	165,046
	Nationwide Financial Services, Inc.	77,000	3,929,310
* #	Navigators Group, Inc.	28,893	1,458,808
	Nelnet, Inc. Class A	16,300	214,997
	New Hampshire Thrift Bancshares, Inc.	2,300	27,462
	New Westfield Financial, Inc.	12,278	120,570
	New York Community Bancorp, Inc.	506,224	10,387,716
	NewAlliance Bancshares, Inc.	185,060	2,479,804
	NewBridge Bancorp	5,501	50,884
*	Newtek Business Services, Inc.	4,457	4,591
* #	NexCen Brands, Inc.	16,490	10,885
*	Nexity Financial Corp.	4,077	22,750
	Northeast Community Bancorp, Inc.	18,337	212,709
	Northrim Bancorp, Inc.	5,915	110,906
#	NYMAGIC, Inc.	13,520	307,039
	OceanFirst Financial Corp.	12,175	249,953
	Odyssey Re Holdings Corp.	126,009	4,730,378
#	Old National Bancorp	65,900	1,151,932
	Old Republic International Corp.	407,212	6,128,541
#	PAB Bankshares, Inc.	300	3,468
#	Pacific Capital Bancorp	74,680	1,489,119
	Pacific Mercantile Bancorp	15,114	138,142
*	Pacific Premier Bancorp, Inc.	300	2,175
#	PacWest Bancorp	37,100	782,068
	Pamrapo Bancorp, Inc.	1,300	19,513
#	Park National Corp.	19,846	1,407,081
	Parkvale Financial Corp.	200	5,246
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	53,082	265,410
*	Pennsylvania Commerce Bancorp, Inc.	900	24,174
	Peoples Bancorp of North Carolina	300	4,125
	Peoples Bancorp, Inc.	21,610	511,941
	People’s United Financial, Inc.	8,263	136,587
* #	Pico Holdings, Inc.	37,338	1,548,033
* #	Pinnacle Financial Partners, Inc.	38,859	1,044,919
*	Piper Jaffray Companies, Inc.	3,100	117,800
* #	PMA Capital Corp. Class A	38,757	386,795
	Porter Bancorp, Inc.	800	14,360
	Premier Financial Bancorp, Inc.	900	10,341
	Presidential Life Corp.	23,958	422,140
	Princeton National Bancorp, Inc.	200	5,586
	Principal Financial Group, Inc.	13,157	708,899
*	ProAssurance Corp.	54,633	2,798,849
	ProCentury Corp.	25,751	453,475
#	Prosperity Bancshares, Inc.	75,055	2,397,257
	Protective Life Corp.	127,773	5,363,911
#	Provident Bankshares Corp.	16,461	157,367
	Provident Financial Holdings, Inc.	9,189	118,814
	Provident Financial Services, Inc.	68,965	1,084,819
#	Provident New York Bancorp	83,400	1,085,034

13

	Prudential Financial, Inc.	478,438	35,739,319
#	Pulaski Financial Corp.	4,833	54,855
	Rainier Pacific Financial Group, Inc.	15,717	204,635
	Regions Financial Corp.	182,601	3,253,950
	Reinsurance Group of America, Inc.	109,800	5,645,916
	Renasant Corp.	44,612	1,035,891
	Republic Bancorp, Inc. Class A	1,900	47,310
*	Republic First Bancorp, Inc.	744	3,467
#	Resource America, Inc.	24,100	241,964
*	Rewards Network, Inc.	33,030	165,150
	Riverview Bancorp, Inc.	18,645	166,313
#	RLI Corp.	36,760	1,879,906
	Rockville Financial, Inc.	14,403	199,338
	Rome Bancorp, Inc.	14,765	172,751
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	8,559
#	Royal Bank of Canada	1,588	81,321
	SAFECO Corp.	112,344	7,527,048
	Safety Insurance Group, Inc.	29,335	1,134,091
#	Sanders Morris Harris Group, Inc.	59,090	431,357
	Sandy Spring Bancorp, Inc.	35,765	947,057
*	SCPIE Holdings, Inc.	700	19,320
*	Seabright Insurance Holdings	43,650	668,718
#	Seacoast Banking Corp. of Florida	12,076	129,817
#	Security Bank Corp.	37,322	205,271
	Selective Insurance Group, Inc.	82,800	1,811,664
	Shore Bancshares, Inc.	600	14,226
	SI Financial Group, Inc.	3,064	30,058
	Simmons First National Corp. Class A	25,400	772,922
	Somerset Hills Bancorp	840	8,812
#	South Financial Group, Inc.	81,953	451,561
*	Southcoast Financial Corp.	300	4,314
	Southern Community Financial Corp.	28,302	202,642
*	Southern First Bancshares, Inc.	900	12,051
	Southwest Bancorp, Inc.	29,900	507,104
#	Sovereign Bancorp, Inc.	226,127	2,066,801
*	Specialty Underwriters’ Alliance, Inc.	1,000	4,760
	StanCorp Financial Group, Inc.	27,000	1,484,730
	State Auto Financial Corp.	75,393	2,077,077
	StellarOne Corp.	1,488	25,713
	Sterling Financial Corp.	25,182	223,616
	Stewart Information Services Corp.	25,500	603,075
* #	Stratus Properties, Inc.	700	18,543
* #	Sun American Bancorp	560	1,994
*	Sun Bancorp, Inc.	49,249	538,784
	SunTrust Banks, Inc.	498,164	26,009,142
* #	Superior Bancorp	3,175	47,022
#	Susquehanna Bancshares, Inc.	153,978	2,964,077
*	Susser Holdings Corp.	9,900	117,612
	SWS Group, Inc.	41,145	760,360
#	Synovus Financial Corp.	511,500	5,877,135
	Taylor Capital Group, Inc.	14,803	190,219
	Teche Holding Co.	200	7,200
#	Temecula Valley Bancorp, Inc.	4,918	29,606
	TF Financial Corp.	600	14,538
*	The Bancorp, Inc.	9,534	101,537

14

#	The Colonial BancGroup, Inc.	119,200	730,696
	The Phoenix Companies, Inc.	88,600	897,518
	The Travelers Companies, Inc.	917,301	45,690,763
	The Wilber Corp.	600	5,220
* #	Thomas Weisel Partners Group, Inc.	41,018	279,743
	TIB Financial Corp.	923	5,916
*	Tidelands Bancshares, Inc.	400	3,700
#	TierOne Corp.	24,400	174,948
	Timberland Bancorp, Inc.	3,000	32,940
	Transatlantic Holdings, Inc.	91,903	5,941,529
* #	Triad Guaranty, Inc.	10,200	22,542
#	Trustmark Corp.	59,521	1,188,039
	UMB Financial Corp.	46,740	2,438,426
#	Umpqua Holdings Corp.	103,595	1,444,114
*	Unico American Corp.	1,900	17,822
#	Union Bankshares Corp.	26,191	525,130
	UnionBanCal Corp.	120,063	6,010,354
*	United Capital Corp.	300	6,900
#	United Community Banks, Inc.	35,176	367,941
	United Community Financial Corp.	63,001	382,416
	United Financial Bancorp, Inc.	31,481	385,013
	United Fire & Casualty Co.	47,123	1,700,669
*	United PanAm Financial Corp.	13,183	48,909
	United Western Bancorp, Inc.	18,229	314,633
	Unitrin, Inc.	104,046	3,610,396
	Unity Bancorp, Inc.	2,786	21,926
*	Universal American Corp.	46,291	534,661
#	Univest Corporation of Pennsylvania	17,567	431,446
	Unum Group	553,200	13,321,056
#	Vineyard National Bancorp Co.	13,010	39,420
	W. R. Berkley Corp.	179,890	4,873,220
#	Wachovia Corp.	1,339,554	31,881,385
#	Washington Federal, Inc.	100,332	2,246,433
	Webster Financial Corp.	90,870	2,359,894
	Wesbanco, Inc.	41,466	912,252
	Wesco Financial Corp.	12,923	5,505,198
	West Coast Bancorp	3,775	43,677
* #	Western Alliance Bancorp	25,600	271,104
	White Mountains Insurance Group, Ltd.	18,689	8,914,653
* #	White River Capital, Inc.	300	3,815
	Whitney Holding Corp.	110,005	2,499,314
	Willow Financial Bancorp, Inc.	33,451	321,464
	Wilshire Bancorp, Inc.	17,744	158,454
	Wintrust Financial Corp.	40,447	1,261,137
* #	WSB Financial Group, Inc.	1,004	3,675
	WSB Holdings, Inc.	100	585
	Yadkin Valley Financial Corp.	12,039	182,872
	Zenith National Insurance Corp.	63,800	2,574,330
#	Zions Bancorporation	161,212	6,946,625
* #	ZipRealty, Inc.	9,816	47,215
Total Financials			1,190,735,978

Health Care — (1.8%)
*	Adolor Corp.	6,302	35,732
	Aetna, Inc.	57,795	2,725,612

15

*	Albany Molecular Research, Inc.	34,810	486,644
*	Allied Healthcare International, Inc.	63,476	111,718
*	Allion Healthcare, Inc.	27,600	165,048
#	Alpharma, Inc. Class A	78,630	1,980,690
* #	American Dental Partners, Inc.	2,650	31,853
*	AMICAS, Inc.	99,113	272,561
*	AngioDynamics, Inc.	45,817	709,705
* #	APP Pharmaceuticals, Inc.	34,028	451,211
*	Applera Corp. - Celera Group	144,300	1,858,584
*	Apria Healthcare Group, Inc.	66,300	1,117,155
* #	Arqule, Inc.	2,100	8,988
*	Arrhythmia Research Technology, Inc.	1,200	6,912
*	Assisted Living Concepts, Inc.	42,910	287,497
* #	ATS Medical, Inc.	8,800	19,360
*	Avigen, Inc.	3,116	9,255
*	BioScrip, Inc.	65,100	279,279
*	Boston Scientific Corp.	469,517	6,239,881
*	Bruker BioSciences Corp.	4,171	48,550
* #	Caliper Life Sciences, Inc.	33,998	121,713
	Cambrex Corp.	5,500	33,825
*	Cantel Medical Corp.	30,908	330,716
*	Capital Senior Living Corp.	38,523	309,725
*	Cardiac Science Corp.	37,674	355,643
*	Community Health Systems, Inc.	152,174	5,482,829
*	Conmed Corp.	49,672	1,325,746
*	Continucare Corp.	12,328	27,122
	Cooper Companies, Inc.	81,556	3,298,940
*	Cross Country Healthcare, Inc.	36,400	563,108
*	Digirad Corp.	39,829	89,217
* #	Emisphere Technologies, Inc.	100	184
*	Evotec AG Sponsored ADR	9,445	36,552
*	Gentiva Health Services, Inc.	57,143	1,150,860
*	Greatbatch, Inc.	47,100	883,125
*	Hanger Orthopedic Group, Inc.	9,000	117,000
*	Healthspring, Inc.	86,917	1,614,918
*	HealthTronics, Inc.	54,699	206,762
*	Hill-Rom Holdings, Inc.	84,755	2,606,216
* #	Hi-Tech Pharmacal Co., Inc.	27,630	254,196
* #	Hologic, Inc.	119,000	2,859,570
*	Home Diagnostics, Inc.	10,786	85,641
	Hooper Holmes, Inc.	45,022	43,671
#	Invacare Corp.	49,400	898,092
*	Iridex Corp.	6,496	15,136
	Kewaunee Scientific Corp.	1,631	29,325
*	Kindred Healthcare, Inc.	43,700	1,205,683
*	King Pharmaceuticals, Inc.	422,620	4,336,081
*	Langer, Inc.	12,547	17,942
*	Lannet Co., Inc.	8,300	32,370
*	Lexicon Pharmaceuticals, Inc.	24,800	52,328
* #	LifePoint Hospitals, Inc.	80,208	2,565,854
* #	Magyar Bancorp, Inc.	500	5,245
* #	Martek Biosciences Corp.	4,700	177,472
*	Maxygen, Inc.	10,167	59,884
*	MedCath Corp.	39,208	850,814
*	Medical Staffing Network Holdings, Inc.	31,839	132,769

16

* #	Nabi Biopharmaceuticals	12,200	50,508
*	National Dentex Corp.	400	4,556
* #	Neurocrine Biosciences, Inc.	41,552	204,851
* #	Neurogen Corp.	500	415
* #	NovaMed, Inc.	33,306	130,893
*	Nutraceutical International Corp.	25,992	343,874
	Omnicare, Inc.	74,400	1,821,312
*	Orchid Cellmark, Inc.	3,350	9,481
*	Osteotech, Inc.	25,510	156,121
*	Par Pharmaceutical Companies, Inc.	46,800	853,632
*	Parexel International Corp.	540	13,279
*	PDI, Inc.	15,176	125,202
#	Perrigo Co.	1,900	69,559
*	Pharmanet Development Group, Inc.	28,040	473,315
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	466,353
*	Res-Care, Inc.	21,260	405,428
* #	Spectrum Pharmaceuticals, Inc.	2,300	4,140
*	SRI/Surgical Express, Inc.	1,600	6,096
*	SunLink Health Systems, Inc.	500	2,425
*	Symmetry Medical, Inc.	18,200	269,542
*	Synovis Life Technologies, Inc.	1,836	35,949
*	Theragenics Corp.	32,183	126,479
* #	Urologix, Inc.	10,890	13,830
* #	ViroPharma, Inc.	121,267	1,162,951
* #	Vital Images, Inc.	36,373	561,963
*	Watson Pharmaceuticals, Inc.	124,489	3,555,406
*	WellPoint, Inc.	299,492	16,717,643
	Young Innovations, Inc.	990	20,255
Total Health Care			76,680,495

Industrials — (10.3%)
*	A. T. Cross Co. Class A	8,500	69,785
	A.O. Smith Corp.	34,400	1,243,560
* #	Acco Brands Corp.	11,174	171,409
* #	Accuride Corp.	61,000	472,750
	Aceto Corp.	31,800	250,266
*	AGCO Corp.	91,300	5,517,259
*	Air Transport Services Group, Inc.	1,746	2,881
* #	Airtran Holdings, Inc.	18,910	56,730
	Alamo Group, Inc.	20,383	471,866
* #	Alaska Air Group, Inc.	78,900	1,540,917
	Alexander & Baldwin, Inc.	75,919	3,907,551
* #	Allied Defense Group, Inc.	14,761	104,803
*	Allied Waste Industries, Inc.	590,256	7,950,748
* #	Amerco, Inc.	29,916	1,780,301
#	American Woodmark Corp.	25,023	563,768
	Ameron International Corp.	7,300	837,091
	Ampco-Pittsburgh Corp.	2,100	97,986
* #	AMR Corp.	2,200	15,818
#	Amrep Corp.	1,419	70,964
	Angelica Corp.	17,731	384,940
	Apogee Enterprises, Inc.	8,500	201,790
	Applied Industrial Technologies, Inc.	53,325	1,466,971
	Applied Signal Technologies, Inc.	17,902	276,944

17

*	Argon ST, Inc.	21,980	530,597
#	Arkansas Best Corp.	34,200	1,270,872
* #	Arotech Corp.	22,898	53,123
*	Avis Budget Group, Inc.	103,618	1,442,363
*	Axsys Technologies, Inc.	12,900	763,164
*	Baldwin Technology Co., Inc. Class A	17,977	56,628
	Barrett Business Services, Inc.	14,300	188,045
* #	Beacon Roofing Supply, Inc.	72,525	885,530
#	Belden, Inc.	38,250	1,602,293
#	BlueLinx Holdings, Inc.	43,806	208,517
	Bowne & Co., Inc.	19,714	303,004
#	Briggs & Stratton Corp.	73,261	1,080,600
* #	Builders FirstSource, Inc.	43,693	319,833
	Burlington Northern Santa Fe Corp.	493,950	55,841,048
#	C&D Technologies, Inc.	37,377	230,990
	CDI Corp.	29,909	852,407
*	Celadon Group, Inc.	33,733	384,556
	Champion Industries, Inc.	3,986	19,412
	CIRCOR International, Inc.	18,850	1,006,779
*	Commercial Vehicle Group, Inc.	32,896	458,570
*	Cornell Companies, Inc.	3,700	82,288
*	Covenant Transport Group Class A	4,818	22,837
*	CPI Aerostructures, Inc.	5,926	46,756
	CSX Corp.	703,520	48,585,091
	Cubic Corp.	32,800	829,184
#	Deere & Co.	4,600	374,164
*	Delta Air Lines, Inc.	106,300	653,745
* #	Dollar Thrifty Automotive Group, Inc.	22,900	320,600
	DRS Technologies, Inc.	8,650	681,447
*	Ducommun, Inc.	19,878	629,536
#	Eastern Co.	8,092	133,154
	Electro Rent Corp.	54,504	769,596
#	Encore Wire Corp.	35,480	803,622
*	EnerSys	60,639	1,892,543
	Ennis, Inc.	48,199	910,479
*	EnPro Industries, Inc.	27,955	1,120,996
	Espey Manufacturing & Electronics Corp.	850	19,295
*	Esterline Technologies Corp.	51,094	3,164,251
*	Exponent, Inc.	1,600	52,192
* #	ExpressJet Holdings, Inc.	51,800	105,154
	Federal Signal Corp.	81,590	1,099,833
*	First Advantage Corp.	5,062	101,594
* #	Flanders Corp.	18,900	135,324
* #	Frontier Airlines Holdings, Inc.	6,100	1,434
	Frozen Food Express Industries, Inc.	6,500	51,350
	G & K Services, Inc. Class A	32,639	1,142,039
* #	Gardner Denver Machinery, Inc.	4,005	212,505
	GATX Corp.	73,797	3,638,930
* #	Gehl Co.	13,520	216,320
*	GP Strategies Corp.	3,517	35,029
#	Greenbrier Companies, Inc.	32,834	861,893
* #	Griffon Corp.	25,670	232,057
	Hardinge, Inc.	20,249	284,498
* #	Henry Bros. Electronics, Inc.	8,600	55,040
*	Herley Industries, Inc.	5,800	93,206

18

*	Hudson Highland Group, Inc.	17,980	225,289
*	Huttig Building Products, Inc.	23,350	54,639
*	ICT Group, Inc.	2,200	23,320
	IKON Office Solutions, Inc.	186,600	2,255,994
*	Industrial Distribution Group, Inc.	1,300	15,704
* #	Innovative Solutions & Support, Inc.	1,200	9,288
* #	Insituform Technologies, Inc. Class A	57,301	1,056,630
	Insteel Industries, Inc.	4,729	75,806
*	International Shipholding Corp.	4,200	99,876
*	Intersections, Inc.	35,048	328,750
* #	JetBlue Airways Corp.	110,700	439,479
*	Kadant, Inc.	5,957	159,231
	Kaman Corp. Class A	38,097	986,712
*	Kansas City Southern	66,400	3,317,344
	Kelly Services, Inc. Class A	52,865	1,110,165
	Kennametal, Inc.	5,210	201,367
*	Key Technology, Inc.	5,079	185,739
*	Kforce, Inc.	36,371	336,432
*	K-Tron International, Inc.	70	9,575
	L.S. Starrett Co. Class A	2,100	47,838
	Lawson Products, Inc.	3,300	85,767
*	LECG Corp.	46,264	467,266
*	LGL Group, Inc.	400	2,920
	LSI Industries, Inc.	7,550	80,332
*	Lydall, Inc.	7,000	107,380
* #	M&F Worldwide Corp.	29,969	1,072,591
*	Mac-Gray Corp.	10,800	113,616
*	MAIR Holdings, Inc.	1,415	5,943
*	Marten Transport, Ltd.	45,793	820,611
* #	Medialink Worldwide, Inc.	11,000	11,220
*	Merrimac Industries, Inc.	2,600	18,070
* #	Mesa Air Group, Inc.	17,800	12,816
*	Miller Industries, Inc.	12,310	137,749
*	Misonix, Inc.	8,471	30,496
* #	Mobile Mini, Inc.	49,431	1,194,747
*	MTC Technologies, Inc.	20,973	499,787
	Mueller Industries, Inc.	38,242	1,368,681
#	Mueller Water Products, Inc.	35,533	359,949
#	Mueller Water Products, Inc. Class B	130,035	1,287,347
	NACCO Industries, Inc. Class A	10,965	952,420
*	Nashua Corp.	400	3,776
*	National Technical Systems, Inc.	14,800	82,140
* #	NCI Building Systems, Inc.	22,800	712,272
	Norfolk Southern Corp.	661,000	44,538,180
	Northrop Grumman Corp.	234,510	17,696,125
*	On Assignment, Inc.	23,009	191,895
* #	Orbital Sciences Corp.	25,013	649,337
*	Owens Corning, Inc.	185,022	4,779,118
*	P.A.M. Transportation Services, Inc.	18,890	276,927
*	Paragon Technologies, Inc.	3,771	24,662
*	Park-Ohio Holdings Corp.	20,876	313,558
*	Patrick Industries, Inc.	1,300	9,438
	Pentair, Inc.	79,800	2,986,914
* #	PHH Corp.	86,557	1,629,868
* #	Plug Power, Inc.	166,571	523,033

19

	Portec Rail Products, Inc.	11,395	138,449
	Providence & Worcester Railroad Co.	1,000	20,000
*	Quanex Building Products Corp.	2,800	49,280
#	R. R. Donnelley & Sons Co.	307,430	10,092,927
	Raytheon Co.	353,900	22,600,054
*	RCM Technologies, Inc.	23,140	99,965
	Regal-Beloit Corp.	53,220	2,474,730
*	Republic Airways Holdings, Inc.	48,800	594,384
	Robbins & Myers, Inc.	2,060	83,409
*	Rush Enterprises, Inc. Class A	31,175	504,412
*	Rush Enterprises, Inc. Class B	17,222	259,019
	Ryder System, Inc.	104,780	7,693,995
*	Saia, Inc.	10,800	150,228
	Schawk, Inc.	54,416	910,924
* #	School Specialty, Inc.	37,902	1,189,744
	Servidyne, Inc.	6,937	42,246
	Skywest, Inc.	112,032	1,732,015
	Southwest Airlines Co.	1,077,730	14,075,154
*	Sparton Corp.	1,700	7,820
* #	Spherion Corp.	22,800	114,684
#	SPX Corp.	66,000	8,770,080
	Standex International Corp.	25,800	532,770
* #	Superior Essex, Inc.	11,404	496,074
	Supreme Industries, Inc.	1,610	7,503
	Sypris Solutions, Inc.	24,850	111,577
*	SYS Technologies	4,799	11,758
	Technology Research Corp.	13,283	39,849
	Tecumseh Products Co. Class A	11,200	390,992
	Timken Co.	150,800	5,523,804
	Todd Shipyards Corp.	9,932	145,404
* #	TRC Companies, Inc.	30,673	158,886
	Tredegar Industries, Inc.	50,900	743,649
* #	Trex Co., Inc.	3,400	38,080
#	Trinity Industries, Inc.	91,550	3,739,818
	Triumph Group, Inc.	5,400	335,826
	UAL Corp.	116,544	995,286
	Union Pacific Corp.	902,570	74,290,537
*	United Rentals, Inc.	66,185	1,362,749
#	Universal Forest Products, Inc.	31,400	1,065,402
* #	US Airways Group, Inc.	1	4
*	USA Truck, Inc.	5,321	68,002
	Viad Corp.	34,729	1,145,362
*	Volt Information Sciences, Inc.	45,263	677,134
	Wabash National Corp.	59,700	512,226
#	Watts Water Technologies, Inc.	63,315	1,795,613
*	WCA Waste Corp.	29,283	161,349
#	Werner Enterprises, Inc.	115,482	2,187,229
*	Westaff, Inc.	25,026	51,053
* #	Willdan Group, Inc.	1,000	5,400
*	Willis Lease Finance Corp.	2,900	31,958
* #	YRC Worldwide, Inc.	48,891	853,637
Total Industrials			427,381,990

20

Information Technology — (6.6%)
*	3Com Corp.	303,573	765,004
* #	Access Integrated Technologies, Inc.	25,286	54,365
*	Actel Corp.	33,263	570,460
*	ActivIdentity Corp.	72,321	205,392
	Acxiom Corp.	52,404	768,767
*	Adaptec, Inc.	245,000	791,350
* #	Advanced Micro Devices, Inc.	334,100	2,298,608
#	Agilysys, Inc.	29,757	310,663
*	Anaren, Inc.	25,319	329,400
* #	Applied Micro Circuits Corp.	97,859	959,997
* #	Arris Group, Inc.	59,459	556,536
*	Arrow Electronics, Inc.	212,670	6,520,462
	Astro-Med, Inc.	1,900	19,000
*	Autobytel, Inc.	32,500	54,275
* #	Avid Technology, Inc.	62,223	1,335,306
*	Avnet, Inc.	167,600	4,947,552
*	Avocent Corp.	52,800	1,041,744
	AVX Corp.	304,940	4,061,801
*	Aware, Inc.	19,335	69,993
*	Axcelis Technologies, Inc.	213,776	1,220,661
*	AXT, Inc.	30,700	141,834
* #	BearingPoint, Inc.	17,200	23,392
	Bel Fuse, Inc. Class A	3,894	119,351
	Bel Fuse, Inc. Class B	17,850	467,492
* #	Benchmark Electronics, Inc.	111,103	1,974,300
	Black Box Corp.	28,500	817,950
*	Bookham, Inc.	5,300	10,759
* #	Borland Software Corp.	101,800	143,538
* #	Brooks Automation, Inc.	92,404	941,597
*	CACI International, Inc. Class A	3,400	173,298
*	CalAmp Corp.	38,667	97,054
*	California Micro Devices Corp.	42,662	152,303
* #	CallWave, Inc.	39,103	95,020
*	Captaris, Inc.	35,573	155,098
*	Cascade Microtech, Inc.	20,471	160,697
*	Catalyst Semiconductor, Inc.	27,899	125,546
*	Catapult Communications Corp.	29,376	216,501
*	CEVA, Inc.	16,274	136,213
*	Checkpoint Systems, Inc.	25,700	667,429
*	Ciber, Inc.	31,700	222,534
*	Cirrus Logic, Inc.	51,161	335,616
* #	CMGI, Inc.	77,660	1,163,347
	Cohu, Inc.	50,345	861,403
* #	Comarco, Inc.	4,690	15,102
	Communications Systems, Inc.	4,872	53,836
*	Computer Sciences Corp.	233,293	11,466,351
*	Convergys Corp.	244,450	3,942,979
*	Credence Systems Corp.	133,053	143,697
*	CSP, Inc.	1,614	9,474
	CTS Corp.	34,200	372,096
*	Cyberoptics Corp.	19,485	174,586
	Dataram Corp.	11,134	36,186
*	DDi Corp.	127	795
*	Digi International, Inc.	60,805	548,461
* #	Ditech Networks, Inc.	43,700	104,006
*	Dot Hill Systems Corp.	100,590	301,770

21

*	DSP Group, Inc.	25,079	209,159
*	Dynamics Research Corp.	17,374	186,249
*	Edgewater Technology, Inc.	8,693	44,682
*	EFJ, Inc.	15,719	23,264
*	Electro Scientific Industries, Inc.	34,300	541,940
	Electronic Data Systems Corp.	863,039	21,135,825
*	Electronics for Imaging, Inc.	20,700	342,999
* #	EMCORE Corp.	14,100	110,826
*	EMS Technologies, Inc.	13,200	361,416
*	Endwave Corp.	17,252	118,004
*	Entegris, Inc.	126,900	975,861
*	Entertainment Distribution Co., Inc.	44	20
*	Entorian Technologies, Inc.	4,167	4,375
* #	Euronet Worldwide, Inc.	58,791	1,149,952
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	115,466	1,731,990
	Frequency Electronics, Inc.	17,253	115,595
*	FSI International, Inc.	8,917	15,605
*	Gerber Scientific, Inc.	50,097	501,471
	Gevity HR, Inc.	30,736	229,598
*	Globecomm Systems, Inc.	9,488	92,128
*	Glu Mobile, Inc.	1,000	4,930
*	GTSI Corp.	8,203	63,081
*	Hackett Group, Inc.	51,020	269,386
*	Harris Stratex Networks, Inc. Class A	25,717	289,059
	Hewlett-Packard Co.	1,368,545	64,403,728
*	hi/fn, Inc.	14,705	74,407
* #	Hutchinson Technology, Inc.	53,600	771,840
*	Hypercom Corp.	28,600	139,282
* #	I.D. Systems, Inc.	1,000	7,360
* #	Ikanos Communications	26,124	93,001
	Imation Corp.	66,191	1,731,557
*	InFocus Corp.	26,671	45,607
	InfoSpace, Inc.	58,200	531,366
*	Ingram Micro, Inc.	299,279	5,425,928
*	Insight Enterprises, Inc.	92,603	1,240,880
	Integral Systems, Inc.	10,682	422,900
*	Integrated Device Technology, Inc.	215,810	2,434,337
*	Integrated Silicon Solution, Inc.	23,662	144,338
* #	Internap Network Services Corp.	24,376	128,462
*	International Rectifier Corp.	87,250	2,022,455
*	Internet Brands, Inc.	4,500	31,905
*	Internet Capital Group, Inc.	58,172	585,210
	Intersil Corp.	169,165	4,714,629
*	Interwoven, Inc.	16,300	218,583
*	Intest Corp.	12,966	23,274
*	IntriCon Corp.	482	3,760
* #	iPass, Inc.	111,099	238,863
*	IXYS Corp.	63,086	735,583
	Jabil Circuit, Inc.	17,900	227,688
*	Jaco Electronics, Inc.	296	382
* #	JDS Uniphase Corp.	123,452	1,527,101
*	Jupitermedia Corp.	8,876	16,509
	Keithley Instruments, Inc.	15,151	155,146
* #	Kemet Corp.	12,959	52,225

22

*	Key Tronic Corp.	17,405	62,658
*	Keynote Systems, Inc.	31,600	426,600
*	Kopin Corp.	110,335	334,315
* #	Kratos Defense & Security Solutions, Inc.	117,903	229,911
* #	L-1 Identity Solutions, Inc.	143,173	2,262,133
*	Lattice Semiconductor Corp.	153,100	545,036
*	Leadis Technolgies, Inc.	19,270	32,181
*	LeCroy Corp.	25,231	218,248
*	Lionbridge Technologies, Inc.	68,900	167,427
*	Logility, Inc.	194	1,277
*	LookSmart, Ltd.	35,780	154,927
*	Loral Space & Communications, Inc.	17,184	333,198
*	LSI Corp.	121,700	884,759
*	Management Network Group, Inc.	38,306	63,588
*	Mentor Graphics Corp.	52,655	613,431
*	Mercury Computer Systems, Inc.	48,333	428,714
*	Merix Corp.	16,700	41,750
	Methode Electronics, Inc.	75,771	866,820
* #	Micron Technology, Inc.	807,116	6,513,426
*	Microtune, Inc.	5,400	22,572
*	MIPS Technologies, Inc.	32,000	122,240
*	MIVA, Inc.	5,000	8,500
*	MKS Instruments, Inc.	110,590	2,605,500
*	Moldflow Corp.	697	15,334
* #	MoSys, Inc.	23,049	115,245
*	MPS Group, Inc.	128,700	1,477,476
* #	MRV Communications, Inc.	55,000	97,900
*	Multi-Fineline Electronix, Inc.	16,900	338,845
*	Nanometrics, Inc.	47,970	378,483
*	NetScout Systems, Inc.	21,125	268,499
* #	Network Equipment Technologies, Inc.	14,285	69,854
*	Newport Corp.	56,016	749,494
* #	Novellus Systems, Inc.	38,778	926,406
*	Nu Horizons Electronics Corp.	14,932	85,859
	Openwave Systems, Inc.	62,500	123,750
*	Oplink Communications, Inc.	43,899	486,401
*	OPNET Technologies, Inc.	23,600	223,020
*	Optical Cable Corp.	7,880	49,723
*	OSI Systems, Inc.	13,100	330,251
*	Overland Storage, Inc.	3,499	3,674
*	OYO Geospace Corp.	1	56
*	Packeteer, Inc.	28,193	200,170
*	Palm, Inc.	19,130	115,928
*	PAR Technology Corp.	22,375	210,325
*	PC Connection, Inc.	49,754	541,821
	PC-Tel, Inc.	62,853	621,616
*	Perceptron, Inc.	1,800	15,606
*	Performance Technologies, Inc.	24,251	134,351
*	Pericom Semiconductor Corp.	22,633	424,142
* #	Perot Systems Corp.	95,861	1,583,624
*	Pervasive Software, Inc.	36,268	169,372
*	Phoenix Technologies, Ltd.	5,436	58,165
*	Photon Dynamics, Inc.	7,160	91,075
*	Photronics, Inc.	43,100	387,038
*	Planar Systems, Inc.	19,562	64,946

23

*	PlanetOut, Inc.	340	938
*	PLATO Learning, Inc.	39,213	103,130
* #	Powerwave Technologies, Inc.	158,583	639,089
* #	Presstek, Inc.	3,498	21,828
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,093
*	Quantum Corp.	22,449	38,388
* #	RadiSys Corp.	42,445	425,723
*	Radyne Corp.	5,300	59,413
*	RealNetworks, Inc.	224,844	1,641,361
	Relm Wireless Corp.	7,687	12,299
*	RF Micro Devices, Inc.	61,856	247,424
* #	RF Monolithics, Inc.	11,003	24,207
	Richardson Electronics, Ltd.	11,478	64,851
*	Rudolph Technologies, Inc.	43,461	437,218
*	S1 Corp.	84,600	553,284
*	Safeguard Scientifics, Inc.	100,000	138,000
*	Sandisk Corp.	936	26,498
*	Sanmina-SCI Corp.	246,898	370,347
*	SCM Microsystems, Inc.	18,612	55,278
*	Seachange International, Inc.	31,439	247,111
*	Secure Computing Corp.	114,690	611,298
*	Selectica, Inc.	17,241	24,310
*	Semitool, Inc.	4,314	36,194
*	SI International, Inc.	27,199	666,376
*	Silicon Image, Inc.	58,024	407,909
*	Silicon Storage Technology, Inc.	197,920	643,240
*	Skyworks Solutions, Inc.	169,480	1,750,728
* #	Smith Micro Software, Inc.	21,901	184,844
#	Soapstone Networks, Inc.	28,005	149,267
*	SonicWALL, Inc.	22,545	180,360
*	Spectrum Control, Inc.	9,829	89,542
	StarTek, Inc.	26,945	233,074
* #	STEC, Inc.	20,196	257,499
*	SumTotal Systems, Inc.	19,008	88,387
* #	Sun Microsystems, Inc.	123,975	1,605,476
*	SupportSoft, Inc.	45,495	169,696
*	Sycamore Networks, Inc.	517,447	1,754,145
* #	Symantec Corp.	1,197,421	26,019,958
* #	Symmetricom, Inc.	90,908	382,723
* #	SYNNEX Corp.	60,100	1,493,485
*	Tech Data Corp.	101,652	3,719,447
	Technitrol, Inc.	14,000	279,300
*	Technology Solutions Co.	3,555	18,415
*	TechTeam Global, Inc.	13,534	134,663
*	Tellabs, Inc.	391,872	2,131,784
*	Telular Corp.	19,155	69,533
* #	Teradyne, Inc.	24,254	333,250
*	Tessco Technologies, Inc.	9,146	116,337
*	Tier Technologies, Inc. Class B	8,900	73,870
*	Tollgrade Communications, Inc.	15,305	81,423
* #	Track Data Corp.	8,633	22,014
*	Triquint Semiconductor, Inc.	229,314	1,527,231
	TSR, Inc.	1,300	4,641
*	TTM Technologies, Inc.	31,977	465,585

24

* #	Ultratech, Inc.	41,685	667,377
* #	UTStarcom, Inc.	200,314	961,507
*	Vicon Industries, Inc.	2,310	11,088
*	Vignette Corp.	35,100	454,545
*	Virage Logic Corp.	16,362	108,316
*	Vishay Intertechnology, Inc.	220,219	2,219,808
*	Website Pros, Inc.	49,983	410,360
*	Westell Technologies, Inc.	75,704	107,500
*	White Electronics Designs Corp.	27,184	125,862
*	Winland Electronics, Inc.	300	522
*	Wireless Telecom Group, Inc.	42,288	55,820
*	WPCS International, Inc.	9,861	69,914
	Xerox Corp.	1,251,132	16,990,373
* #	X-Rite, Inc.	3,200	5,632
*	Zoran Corp.	77,932	1,140,145
*	Zygo Corp.	37,321	446,732
Total Information Technology			271,947,432

Materials — (3.0%)
	A. Schulman, Inc.	26,800	605,412
	A.M. Castle & Co.	14,382	472,161
*	American Pacific Corp.	900	15,255
	Ashland, Inc.	112,560	6,041,095
	Bemis Co., Inc.	34,413	915,386
*	Buckeye Technologies, Inc.	22,600	240,464
#	Calgon Carbon Corp.	33,885	600,442
*	Caraustar Industries, Inc.	18,556	42,679
	Chemtura Corp.	420,979	3,675,147
#	Chesapeake Corp.	12,100	41,745
	Cleveland-Cliffs, Inc.	2,000	213,400
* #	Coeur d’Alene Mines Corp.	911,793	2,853,912
* #	Continental Materials Corp.	100	2,285
*	Core Molding Technologies, Inc.	2,088	15,347
	Cytec Industries, Inc.	44,800	2,829,568
	Empire Resources, Inc.	6,650	32,319
	Ferro Corp.	61,100	1,182,896
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	12,771,144
	Friedman Industries, Inc.	10,535	65,844
#	Georgia Gulf Corp.	6,300	26,712
	Gibraltar Industries, Inc.	52,600	848,438
	Glatfelter Co.	46,800	729,144
*	Graphic Packaging Holding Co.	269,352	799,975
	Greif, Inc. Class A	24,000	1,608,960
* #	Headwaters, Inc.	97,580	1,060,695
	International Paper Co.	635,462	17,297,276
	Kaiser Aluminum Corp.	30,295	1,943,424
#	Kronos Worldwide, Inc.	2,919	64,773
#	Louisiana-Pacific Corp.	152,700	1,853,778
*	Material Sciences Corp.	24,611	189,751
	MeadWestavco Corp.	235,151	6,050,435
#	Minerals Technologies, Inc.	19,800	1,378,278
*	Mod-Pac Corp.	2,673	14,220
	Monsanto Co.	24,437	3,113,274
	Myers Industries, Inc.	40,050	486,608
	Neenah Paper, Inc.	23,700	503,625

25

#	NL Industries, Inc.	88,148	1,013,702
	NN, Inc.	22,500	292,725
*	Northern Technologies International Corp.	3,000	44,340
* #	Northwest Pipe Co.	12,085	567,874
	Olympic Steel, Inc.	2,500	162,450
*	OM Group, Inc.	46,300	2,013,124
*	Owens-Illinois, Inc.	27,100	1,550,662
	Penford Corp.	13,338	290,635
* #	Peoplesupport, Inc.	13,100	121,175
*	PolyOne Corp.	171,354	1,326,280
	Quaker Chemical Corp.	2,900	92,713
*	Ready Mix, Inc.	4,964	28,791
	Reliance Steel & Aluminum Co.	50,700	3,446,079
*	Rock of Ages Corp.	1,200	4,104
	Rock-Tenn Co. Class A	56,380	2,012,202
*	Rosetta Resources, Inc.	79,112	2,130,486
	Schnitzer Steel Industries, Inc. Class A	30,900	3,094,326
	Schweitzer-Maudoit International, Inc.	32,213	657,145
	Sensient Technologies Corp.	21,200	666,740
*	Smurfit-Stone Container Corp.	400,994	2,698,690
	Spartech Corp.	36,000	387,720
	Stepan Co.	15,906	650,396
* #	Stillwater Mining Co.	13,259	190,267
#	Synalloy Corp.	4,408	76,038
	Temple-Inland, Inc.	39,200	571,144
#	Terra Industries, Inc.	43,087	1,879,886
#	Tronox, Inc. Class A	3,100	11,005
	Tronox, Inc. Class B	10,162	33,636
* #	U.S. Concrete, Inc.	72,951	382,993
* #	U.S. Gold Corp.	90,500	195,480
*	Universal Stainless & Alloy Products, Inc.	4,109	162,141
	Valspar Corp.	175,410	3,957,250
	Wausau Paper Corp.	80,700	766,650
#	Westlake Chemical Corp.	99,000	1,717,650
	Weyerhaeuser Co.	315,467	19,663,058
	Worthington Industries, Inc.	6,000	119,640
Total Materials			123,565,064

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (5.4%)
	Arbinet-thexchange, Inc.	17,270	65,626
	AT&T, Inc.	2,740,890	109,361,511
	CenturyTel, Inc.	186,130	6,590,863
	D&E Communications, Inc.	24,213	233,171
	FairPoint Communications, Inc.	107	963
* #	General Communications, Inc. Class A	36,236	266,697
	IDT Corp.	4,126	13,616
#	IDT Corp. Class B	54,100	193,137
*	LCC International, Inc. Class A	15,700	19,782
* #	Nextwave Wireless, Inc.	91,757	492,735
*	Occam Networks, Inc.	3,329	14,215

26

Sprint Nextel Corp.	1,795,724	16,807,977
SureWest Communications	22,739	223,297
Telephone & Data Systems, Inc.	80,500	3,837,435
Telephone & Data Systems, Inc. Special Shares	12,407	544,667
* United States Cellular Corp.	14,300	895,609
Verizon Communications, Inc.	2,151,104	82,752,971
* Xeta Corp.	17,164	54,925
Total Telecommunication Services		222,369,197

Utilities — (0.0%)
* Maine & Maritimes Corp.	400	17,620
* Reliant Energy, Inc.	44,350	1,133,586
Southern Union Co.	1	—
Unitil Corp.	600	16,830
Total Utilities		1,168,036

TOTAL COMMON STOCKS		3,682,657,585

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
* Inverness Medical Innovations, Inc. Series B	2,466	638,694

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	13,066	—

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	380,033,172

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765

TOTAL SECURITIES LENDING COLLATERAL		428,503,937

TOTAL INVESTMENTS - (100.0%) (Cost $3,513,713,169)		$4,140,366,460

See accompanying Notes to Financial Statements.

27

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.3%)
Consumer Discretionary — (9.5%)
*	1-800-FLOWERS.COM, Inc.	3,200	$26,496
*	4Kids Entertainment, Inc.	1,000	7,800
*	99 Cents Only Stores	11,100	92,907
* #	A.C. Moore Arts & Crafts, Inc.	2,600	18,174
	Aaron Rents, Inc.	6,400	143,296
	Abercrombie & Fitch Co.	11,120	807,312
* #	AbitibiBowater Canada, Inc.	676	8,031
*	Acme Communications, Inc.	1,889	2,833
	Acme United Corp.	500	6,995
	Advance Auto Parts, Inc.	12,450	501,735
*	Aeropostale, Inc.	8,850	309,219
*	AFC Enterprises, Inc.	1,900	19,000
*	Aftermarket Technology Corp.	3,100	69,409
	Ah Belo Corp.	2,048	19,456
	Aldila, Inc.	700	5,355
*	Alloy, Inc.	1,275	10,965
* #	Amazon.com, Inc.	54,813	4,473,837
	Ambassadors Group, Inc.	2,423	44,971
* #	AMDL, Inc.	1,600	5,008
*	American Apparel, Inc.	2,300	15,387
	American Axle & Manufacturing Holdings, Inc.	7,920	147,233
#	American Eagle Outfitters, Inc.	27,150	494,673
	American Greetings Corp. Class A	5,530	103,190
*	America’s Car-Mart, Inc.	1,800	29,682
#	Ameristar Casinos, Inc.	5,500	98,010
* #	AnnTaylor Stores Corp.	8,675	237,521
* #	Apollo Group, Inc. Class A	19,803	946,385
#	Arbitron, Inc.	3,500	174,510
	Ark Restaurants Corp.	400	10,600
#	ArvinMeritor, Inc.	10,643	159,326
	Asbury Automotive Group, Inc.	2,700	44,469
*	Ashworth, Inc.	600	1,938
*	AutoNation, Inc.	24,013	379,165
*	Autozone, Inc.	8,200	1,037,792
* #	Avatar Holdings, Inc.	700	24,269
* #	Bakers Footwear Group, Inc.	600	1,200
*	Ballantyne of Omaha, Inc.	2,600	10,920
*	Bally Technologies, Inc.	6,400	288,064
	Barnes & Noble, Inc.	8,400	256,284
*	Barry (R.G.) Corp.	1,300	10,309
	Beasley Broadcast Group, Inc.	405	1,903
#	Bebe Stores, Inc.	8,600	98,298
*	Bed Bath and Beyond, Inc.	34,730	1,106,498

1

	Belo Corp. Class A	12,140	116,058
*	Benihana, Inc.	900	8,109
*	Benihana, Inc. Class A	1,200	10,728
	Best Buy Co., Inc.	48,307	2,255,454
	Big 5 Sporting Goods Corp.	1,500	13,485
* #	Big Lots, Inc.	12,400	385,144
* #	BJ’s Restaurants, Inc.	3,700	47,434
	Black & Decker Corp.	7,300	472,310
#	Blockbuster, Inc. Class A	9,300	30,225
*	Blockbuster, Inc. Class B	5,100	13,056
* #	Blue Nile, Inc.	2,000	106,620
*	Bluegreen Corp.	3,600	24,768
	Blyth, Inc.	5,100	99,246
	Bob Evans Farms, Inc.	3,950	114,984
	Bon-Ton Stores, Inc.	1,800	11,988
	Books-A-Million, Inc.	2,300	17,273
	BorgWarner, Inc.	15,020	776,684
#	Boyd Gaming Corp.	9,520	151,844
	Brinker International, Inc.	12,300	269,739
#	Brookfield Homes Corp.	2,600	39,260
	Brown Shoe Company, Inc.	6,775	114,430
#	Brunswick Corp.	12,830	175,771
#	Buckle, Inc.	4,080	186,986
* #	Buffalo Wild Wings, Inc.	2,100	69,195
* #	Build-A-Bear-Workshop, Inc.	700	6,405
#	Building Materials Holding Corp.	2,800	7,504
	Bunge, Ltd.	14,000	1,671,180
	Burger King Holdings, Inc.	17,800	508,190
* #	Cabela’s, Inc.	7,700	106,645
* #	Cablevision Systems New York Group Class A	35,870	972,436
*	Cache, Inc.	2,188	27,766
*	California Coastal Communities, Inc.	1,600	7,312
*	California Pizza Kitchen, Inc.	3,570	49,659
	Callaway Golf Co.	9,800	124,460
	Canterbury Park Holding Corp.	500	4,750
*	Capella Education Co.	2,800	181,748
*	Career Education Corp.	11,004	201,263
* #	CarMax, Inc.	28,798	565,593
#	Carmike Cinemas, Inc.	1,400	11,620
	Carnival Corp.	19,200	769,152
*	Carriage Services, Inc.	3,100	22,258
*	Carrols Restaurant Group, Inc.	1,300	9,022
*	Carter’s, Inc.	8,000	119,200
* #	Casual Male Retail Group, Inc.	4,900	20,041
	Cato Corp. Class A	4,150	64,200
*	Cavalier Homes, Inc.	1,900	4,351
*	Cavco Industries, Inc.	931	35,685
	CBRL Group, Inc.	2,900	85,405
	CBS Corp. Class A	7,654	164,791
	CBS Corp. Class B	78,310	1,689,930
*	CEC Entertainment, Inc.	3,600	130,104
	Centex Corp.	25,500	480,165
* #	Champion Enterprises, Inc.	10,300	86,005
* #	Charles and Colvard, Ltd.	1,425	1,909
*	Charlotte Russe Holding, Inc.	3,900	73,164

2

* #	Cheesecake Factory, Inc.	9,262	185,518
#	Cherokee, Inc.	1,442	39,266
*	Chicos FAS, Inc.	19,200	146,112
* #	Chipotle Mexican Grill, Inc.	1,900	175,370
*	Chipotle Mexican Grill, Inc. Class B	2,519	208,296
	Choice Hotels International, Inc.	8,020	277,893
	Christopher & Banks Corp.	4,050	45,562
* #	Chromcraft Revington, Inc.	100	387
	Churchill Downs, Inc.	1,844	78,813
	Cinemark Holdings, Inc.	2,800	40,516
#	Circuit City Stores, Inc.	10,600	52,046
#	Citadel Broadcasting Co.	26,866	47,284
* #	Citi Trends, Inc.	2,000	44,400
	CKE Restaurants, Inc.	7,000	82,880
	Clear Channel Communications, Inc.	42,835	1,500,082
*	Coach, Inc.	44,600	1,618,980
* #	Coinstar, Inc.	3,900	148,590
* #	Coldwater Creek, Inc.	10,745	70,272
	Collectors Universe, Inc.	1,137	10,824
#	Columbia Sportswear Co.	4,100	179,662
	Comcast Corp. Class A	241,521	5,434,222
	Comcast Corp. Special Class A Non-Voting	115,915	2,583,745
* #	Conn’s, Inc.	2,800	48,356
	Cooper Tire & Rubber Co.	8,500	93,330
* #	Corinthian Colleges, Inc.	11,500	147,200
*	Cosi, Inc.	5,300	16,112
	Courier Corp.	1,600	37,584
* #	Cox Radio, Inc.	4,700	59,925
	CPI Corp.	731	16,557
	Craftmade International, Inc.	500	3,260
* #	Crown Media Holdings, Inc.	8,100	40,662
*	CSK Auto Corp.	2,400	27,672
	CSS Industries, Inc.	1,450	42,746
*	Culp, Inc.	1,566	11,275
* #	Cumulus Media, Inc. Class A	300	1,575
*	Cybex International, Inc.	2,599	10,786
	D.R. Horton, Inc.	43,591	554,042
	Darden Restaurants, Inc.	17,875	612,219
*	Deckers Outdoor Corp.	1,626	222,307
*	dELiA*s, Inc.	1,100	2,805
*	Design Within Reach, Inc.	2,500	9,700
	DeVry, Inc.	8,900	507,745
* #	DG Fastchannel, Inc.	2,300	45,172
*	Dick’s Sporting Goods, Inc.	8,114	187,839
#	Dillards, Inc. Class A	10,200	166,056
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	424,330
* #	Discovery Holding Co. Class B	190	4,947
* #	DISH Network Corp.	27,863	978,270
	Disney (Walt) Co.	250,347	8,411,659
*	Dixie Group, Inc.	812	5,928
*	Dollar Tree, Inc.	11,800	435,420
* #	Domino’s Pizza, Inc.	7,488	100,788
#	Dover Downs Gaming & Entertainment, Inc.	2,000	17,440
	Dover Motorsports, Inc.	2,200	13,684

3

* #	DreamWorks Animation SKG, Inc.	8,753	276,332
* #	Drew Industries, Inc.	3,300	72,534
*	drugstore.com, Inc.	14,000	30,380
	E.W. Scripps Co.	16,650	784,215
	Eastman Kodak Co.	28,386	434,874
*	Einstein Noah Restaurant Group, Inc.	1,800	25,272
*	Emerson Radio Corp.	2,300	2,737
	Emmis Communications Corp. Class A	3,600	10,692
*	Enova Systems, Inc.	800	3,488
	Entercom Communications Corp.	4,200	40,656
*	Entravision Communications Corp.	6,600	35,244
#	Ethan Allen Interiors, Inc.	4,100	114,964
*	Expedia, Inc.	1,914	46,414
	Family Dollar Stores, Inc.	17,500	374,500
* #	Famous Dave’s of America, Inc.	1,300	11,817
	Finish Line, Inc. Class A	5,300	42,029
*	Fisher Communications, Inc.	600	21,072
* #	Fleetwood Enterprises, Inc.	7,610	31,658
	Foot Locker, Inc.	19,041	278,189
* #	Ford Motor Co.	253,288	1,722,358
	Fortune Brands, Inc.	20,176	1,401,828
* #	Fossil, Inc.	9,050	286,975
*	Franklin Covey Co.	3,200	26,848
	Fred’s, Inc.	3,267	41,001
	FTD Group, Inc.	4,200	61,950
*	Fuel Systems Solutions, Inc.	2,050	57,154
*	Full House Resorts, Inc.	2,580	5,624
#	Furniture Brands International, Inc.	2,300	32,338
*	GameStop Corp. Class A	20,797	1,031,531
*	GameTech International, Inc.	2,596	13,551
* #	Gaming Partners International Corp.	800	4,744
* #	Gander Mountain Co.	3,564	14,969
	Gannett Co., Inc.	24,500	705,845
	Gap, Inc.	94,195	1,719,059
* #	Gaylord Entertainment Co.	5,437	154,465
#	General Motors Corp.	60,970	1,042,587
*	Genesco, Inc.	1,500	43,035
* #	Gentek, Inc.	1,500	43,965
	Gentex Corp.	16,530	290,267
	Genuine Parts Co.	20,908	920,161
*	Getty Images, Inc.	3,600	120,528
*	G-III Apparel Group, Ltd.	2,538	42,105
*	Goodyear Tire & Rubber Co.	32,077	815,077
*	Gottschalks, Inc.	1,900	4,047
	Gray Television, Inc.	1,000	4,020
*	Great Wolf Resorts, Inc.	3,700	25,715
	Group 1 Automotive, Inc.	2,900	75,516
* #	GSI Commerce, Inc.	5,950	86,215
#	Guess?, Inc.	12,258	500,494
* #	Gymboree Corp.	3,800	175,332
	H&R Block, Inc.	41,340	964,876
*	Hanesbrands, Inc.	12,487	412,071
	Harley-Davidson, Inc.	29,500	1,226,315
	Harman International Industries, Inc.	7,225	323,102
* #	Harris Interactive, Inc.	6,323	12,014

4

	Harte-Hanks, Inc.	9,500	128,725
*	Hartmarx Corp.	2,100	4,914
	Hasbro, Inc.	18,440	668,266
	Haverty Furniture Co., Inc.	2,800	29,456
*	Hawk Corp.	1,220	21,862
*	Hayes Lemmerz International, Inc.	6,858	26,883
	Hearst-Argyle Television, Inc.	8,432	179,349
*	Helen of Troy, Ltd.	4,100	73,267
* #	Hibbett Sporting Goods, Inc.	2,587	54,379
*	Hillenbrand, Inc.	7,605	168,451
*	Hollywood Media Corp.	6,200	14,880
	Home Depot, Inc.	219,345	6,001,279
#	Hooker Furniture Corp.	1,600	32,288
*	Hot Topic, Inc.	2,325	12,206
* #	Hovnanian Enterprises, Inc. Class A	7,750	60,915
*	IAC/InterActiveCorp.	32,773	739,031
* #	Iconix Brand Group, Inc.	8,100	117,450
	Idearc, Inc.	16,775	67,435
#	IHOP Corp.	2,500	117,225
	Interactive Data Corp.	12,919	355,789
	Interface, Inc. Class A	7,000	99,120
	International Game Technology	40,400	1,440,664
	International Speedway Corp. Class A	3,983	176,766
*	Interpublic Group of Companies, Inc.	51,766	516,107
*	Interstate Hotels & Resorts, Inc.	4,704	16,605
* #	INVESTools, Inc.	7,200	57,744
* #	iRobot Corp.	3,100	43,462
* #	Isle of Capri Casinos, Inc.	4,030	27,605
* #	ITT Educational Services, Inc.	4,900	355,887
	J. Alexander’s Corp.	800	5,832
* #	J. Crew Group, Inc.	8,220	306,359
#	J.C. Penney Co., Inc.	26,600	1,070,384
*	Jack in the Box, Inc.	7,800	191,646
#	Jackson Hewitt Tax Service, Inc.	3,800	53,276
*	Jakks Pacific, Inc.	3,600	84,960
* #	Jarden Corp.	9,417	176,569
*	Jo-Ann Stores, Inc.	3,773	84,930
	Johnson Controls, Inc.	76,032	2,589,650
	Johnson Outdoors, Inc.	1,287	20,026
	Jones Apparel Group, Inc.	9,585	161,220
* #	Jos. A. Bank Clothiers, Inc.	2,806	76,323
	Journal Communications, Inc. Class A	5,300	31,058
	Kenneth Cole Productions, Inc. Class A	1,400	21,840
	Kimball International, Inc. Class B	2,500	26,375
*	Knology, Inc.	5,200	77,116
*	Kohl’s Corp.	38,860	1,740,928
*	Kona Grill, Inc.	800	6,880
	KSW, Inc.	208	1,009
	K-Swiss, Inc. Class A	3,700	59,274
*	Lakeland Industries, Inc.	1,000	12,490
* #	Lakes Entertainment, Inc.	3,500	19,495
* #	Lamar Advertising Co.	9,200	385,020
#	Landry’s Restaurants, Inc.	400	6,564
* #	Las Vegas Sands Corp.	41,500	2,881,760
*	Lazare Kaplan International, Inc.	1,363	12,403

5

#	La-Z-Boy, Inc.	4,198	26,657
* #	Leapfrog Enterprises, Inc.	4,500	37,170
* #	Lear Corp.	10,340	266,255
#	Lee Enterprises, Inc.	5,800	39,440
	Leggett & Platt, Inc.	20,677	394,931
#	Lennar Corp. Class A	26,900	454,072
* #	Lenox Group, Inc.	100	73
	Libbey, Inc.	2,370	27,326
*	Liberty Global, Inc. Class A	18,894	677,350
*	Liberty Global, Inc. Class B	95	3,320
*	Liberty Global, Inc. Series C	21,488	725,865
*	Liberty Media Corp. - Entertainment Class A	62,972	1,700,244
*	Liberty Media Corp. - Entertainment Class B	940	25,530
*	Liberty Media Holding Corp. Capital Class A	17,873	264,878
*	Liberty Media Holding Corp. Capital Class B	95	1,412
*	Liberty Media Holding Corp. Interactive Class A	76,855	1,305,766
*	Liberty Media Holding Corp. Interactive Class B	400	6,774
* #	LIFE TIME FITNESS, Inc.	4,600	184,092
#	Lifetime Brands, Inc.	1,960	13,740
	Limited Brands, Inc.	44,750	867,255
*	Lin TV Corp.	3,400	31,110
*	Lincoln Educational Services	4,000	49,680
* #	Live Nation, Inc.	7,441	112,731
	Liz Claiborne, Inc.	11,200	195,552
*	LKQ Corp.	16,950	375,612
* #	Lodgenet Entertainment Corp.	2,500	16,275
*	Lodgian, Inc.	3,193	28,737
	Lowe’s Companies, Inc.	190,840	4,580,160
*	Luby’s, Inc.	3,700	26,159
#	M/I Homes, Inc.	1,700	29,189
	Macy’s, Inc.	56,229	1,330,940
*	Maidenform Brands, Inc.	3,000	45,120
#	Marine Products Corp.	3,472	28,366
* #	MarineMax, Inc.	1,800	17,622
	Marriott International, Inc. Class A	43,300	1,425,003
* #	Martha Stewart Living Omnimedia, Inc.	2,500	21,650
* #	Marvel Entertainment, Inc.	10,300	350,509
	Mattel, Inc.	47,727	961,222
#	Matthews International Corp. Class A	4,200	199,962
*	McCormick & Schmick’s Seafood Restaurants, Inc.	200	1,904
	McDonald’s Corp.	147,659	8,759,132
	McGraw-Hill Companies, Inc.	39,600	1,643,004
#	MDC Holdings, Inc.	6,103	247,965
#	Media General, Inc. Class A	3,100	47,244
* #	Mediacom Communications Corp.	9,700	60,237
	Meredith Corp.	4,940	162,081
* #	Meritage Homes Corp.	4,380	75,774
* #	MGM Mirage	30,079	1,480,188
*	Midas, Inc.	2,070	33,161
	Modine Manufacturing Co.	4,487	70,625
* #	Mohawk Industries, Inc.	9,256	694,940
	Monaco Coach Corp.	3,300	15,114
*	Monarch Casino & Resort, Inc.	2,500	34,625
	Monro Muffler Brake, Inc.	2,588	47,956
* #	Morgans Hotel Group	2,900	37,323

6

* #	Morningstar, Inc.	5,700	404,415
*	Morton’s Restaurant Group, Inc.	1,100	8,965
* #	Mothers Work, Inc.	1,400	17,024
	Movado Group, Inc.	2,610	57,420
*	MTR Gaming Group, Inc.	4,200	22,680
* #	Multimedia Games, Inc.	1,700	9,248
*	Nathan’s Famous, Inc.	1,109	15,715
	National CineMedia, Inc.	10,100	200,990
	Nautilus Group, Inc.	4,100	27,593
*	Navarre Corp.	1,700	3,009
* #	Netflix, Inc.	8,400	255,024
	New Frontier Media, Inc.	2,900	14,761
* #	New Motion, Inc.	857	3,754
*	New York & Co., Inc.	300	2,508
	Newell Rubbermaid, Inc.	36,570	734,326
	News Corp. Class A	287,687	5,163,982
	News Corp. Class B	133,710	2,487,006
	NIKE, Inc. Class B	49,281	3,369,342
	Nobility Homes, Inc.	35	595
#	Noble International, Ltd.	2,800	15,932
	Nordstrom, Inc.	28,000	979,440
#	Nutri/System, Inc.	4,100	84,132
* #	NVR, Inc.	700	395,759
*	Office Depot, Inc.	30,850	391,795
	OfficeMax, Inc.	8,700	188,616
	Omnicom Group, Inc.	40,300	1,975,103
#	Orleans Homebuilders, Inc.	2,200	10,384
	O’Charleys, Inc.	2,600	28,860
* #	O’Reilly Automotive, Inc.	15,166	396,591
*	Outdoor Channel Holdings, Inc.	2,772	21,927
* #	Overstock.com, Inc.	2,830	71,514
	Oxford Industries, Inc.	2,200	60,148
*	P.F. Chang’s China Bistro, Inc.	3,435	91,302
*	Pacific Sunwear of California, Inc.	10,270	97,565
* #	Palm Harbor Homes, Inc.	3,379	25,579
* #	Panera Bread Co.	3,900	202,566
*	Papa John’s International, Inc.	3,700	108,891
*	PC Mall, Inc.	2,400	31,056
* #	Penn National Gaming, Inc.	9,320	432,634
	Pennichuck Corp.	700	16,240
	Penske Automotive Group, Inc.	12,500	261,125
*	Perry Ellis International, Inc.	2,100	57,246
*	PetMed Express, Inc.	3,200	44,640
	PETsMART, Inc.	16,580	388,635
	Phillips-Van Heusen Corp.	7,191	326,687
* #	Pinnacle Entertainment, Inc.	6,948	96,369
* #	Playboy Enterprises, Inc. Class B	3,600	21,564
* #	PokerTek, Inc.	1,189	3,091
#	Polaris Industries, Inc.	4,448	212,259
	Polo Ralph Lauren Corp.	7,500	523,875
*	Pomeroy IT Solutions, Inc.	300	1,797
* #	Premier Exhibitions, Inc.	3,700	18,278
#	Pre-Paid Legal Services, Inc.	1,600	67,184
* #	Priceline.com, Inc.	5,000	672,650
#	PRIMEDIA, Inc.	1,084	6,168

7

* #	Princeton Review, Inc.	4,259	32,709
* #	Progressive Gaming International Corp.	1,700	2,465
*	Proliance International, Inc.	800	840
	Pulte Homes, Inc.	55,100	673,873
*	QEP Co., Inc.	500	3,495
*	Quiksilver, Inc.	18,290	156,197
* #	R.H. Donnelley Corp.	8,231	44,694
*	Radio One, Inc. Class D	9,400	10,998
	RadioShack Corp.	17,700	259,305
* #	Rainmaker Systems, Inc.	2,100	8,295
*	RC2 Corp.	1,600	30,896
	RCN Corp.	4,889	59,206
*	Red Lion Hotels Corp.	2,934	25,467
* #	Red Robin Gourmet Burgers, Inc.	2,200	73,942
	Regis Corp.	6,500	197,210
*	Rent-A-Center, Inc.	17,300	362,954
*	Rentrak Corp.	1,500	20,925
*	Restoration Hardware, Inc.	4,000	15,840
*	Retail Ventures, Inc.	5,000	27,900
*	Rick’s Cabaret International, Inc.	1,400	30,156
* #	Rocky Brands, Inc.	300	1,758
	Ross Stores, Inc.	17,340	634,991
*	Royal Caribbean Cruises, Ltd.	31,200	927,264
*	Rubio’s Restaurants, Inc.	1,297	6,641
	Ruby Tuesday, Inc.	4,300	32,164
#	Russ Berrie & Co., Inc.	4,700	56,823
* #	Ruth’s Chris Steak House, Inc.	2,500	17,650
#	Ryland Group, Inc.	6,000	166,800
*	Saga Communications, Inc. Class A	2,025	9,517
#	Saks, Inc.	13,700	189,334
	Salem Communications Corp.	1,848	4,565
*	Sally Beauty Holdings, Inc.	2,850	21,489
	Sauer-Danfoss, Inc.	6,800	212,092
*	Scholastic Corp.	4,900	152,390
*	Scientific Games Corp.	10,100	326,533
#	Sealy Corp.	3,100	19,282
* #	Sears Holdings Corp.	17,238	1,460,403
	Service Corp. International	36,247	387,843
#	Sherwin-Williams Co.	15,600	875,940
	Shiloh Industries, Inc.	2,092	20,753
*	Shoe Carnival, Inc.	1,000	14,600
* #	Shuffle Master, Inc.	4,175	26,052
#	Sinclair Broadcast Group, Inc. Class A	7,800	69,966
* #	Sirius Satellite Radio, Inc.	124,320	313,286
*	Skechers U.S.A., Inc. Class A	4,900	117,845
	Skyline Corp.	1,300	34,736
* #	Smith & Wesson Holding Corp.	4,800	27,696
	Snap-On, Inc.	7,300	452,016
	Sonic Automotive, Inc.	3,205	59,773
* #	Sonic Corp.	8,388	160,882
	Sotheby’s Class A	8,992	241,165
* #	Source Interlink Companies, Inc.	3,900	4,641
* #	Spanish Broadcasting System, Inc.	4,200	5,922
	Spartan Motors, Inc.	3,375	30,476
	Speedway Motorsports, Inc.	5,700	145,293

8

*	Sport Chalet, Inc. Class A	1,591	6,762
	Sport Supply Group, Inc.	1,597	16,625
	Stage Stores, Inc.	5,350	72,278
* #	Stamps.com, Inc.	3,550	51,830
	Standard Motor Products, Inc.	1,900	16,150
#	Standard Pacific Corp.	7,500	23,550
	Stanley Furniture, Inc.	600	7,116
	Staples, Inc.	90,150	2,114,017
*	Starbucks Corp.	49,700	904,043
#	Starwood Hotels & Resorts Worldwide, Inc.	21,973	1,063,493
*	Steinway Musical Instruments, Inc.	1,097	30,113
*	Steven Madden, Ltd.	2,850	58,396
*	Stoneridge, Inc.	2,900	48,517
	Strattec Security Corp.	200	7,540
	Strayer Education, Inc.	1,700	339,830
#	Sturm Ruger & Co., Inc.	3,700	28,268
#	Superior Industries International, Inc.	3,494	71,837
	Superior Uniform Group, Inc.	162	1,456
#	Systemax, Inc.	4,800	93,024
	Tandy Brand Accessories, Inc.	800	3,672
*	Tandy Leather Factory, Inc.	663	2,125
#	Target Corp.	99,322	5,299,822
* #	Tarragon Corp.	4,300	8,815
#	Tempur-Pedic International, Inc.	9,400	100,956
*	Tenneco Automotive, Inc.	6,700	160,666
* #	Texas Roadhouse, Inc.	9,600	105,888
* #	The Children’s Place Retail Stores, Inc.	3,940	135,615
*	The DIRECTV Group, Inc.	149,500	4,200,950
*	The Dress Barn, Inc.	8,600	133,042
	The Marcus Corp.	3,200	55,136
#	The McClatchey Co.	5,198	45,742
	The Men’s Wearhouse, Inc.	5,935	123,033
	The New York Times Co. Class A	17,500	304,850
#	The Pep Boys - Manny, Moe & Jack	5,900	52,982
	The Stanley Works	9,400	456,652
* #	The Steak n Shake Co.	3,200	21,664
#	The TJX Companies, Inc.	53,550	1,716,813
* #	The Walking Co. Holdings, Inc.	1,483	8,119
#	Thor Industries, Inc.	6,200	167,152
	Tiffany & Co.	16,565	812,182
* #	Timberland Co. Class A	6,900	127,029
	Time Warner, Inc.	438,320	6,960,522
* #	TiVo, Inc.	12,700	106,807
*	Toll Brothers, Inc.	21,670	456,587
*	Tractor Supply Co.	5,401	184,552
	Triarc Companies, Inc. Class A	2,500	18,375
	Triarc Companies, Inc. Class B	2,800	19,684
* #	True Religion Apparel, Inc.	3,400	85,952
* #	Trump Entertainment Resorts, Inc.	500	1,750
*	TRW Automotive Holdings Corp.	13,300	331,835
*	Tuesday Morning Corp.	3,100	16,058
	Tupperware Corp.	7,910	302,953
*	Tween Brands, Inc.	3,500	69,510
	Tyco Electronics, Ltd.	95,700	3,839,484
* #	Under Armour, Inc. Class A	4,300	153,940

9

* #	Unifi, Inc.	9,550	28,554
	Unifirst Corp.	2,100	100,800
*	Universal Electronics, Inc.	1,700	43,214
* #	Universal Technical Institute, Inc.	2,400	31,008
* #	Urban Outfitters, Inc.	21,773	700,873
	V.F. Corp.	13,940	1,055,258
* #	Vail Resorts, Inc.	5,178	257,813
* #	Valassis Communications, Inc.	6,700	106,463
	Value Line, Inc.	400	15,820
*	ValueVision Media, Inc. Class A	4,867	21,463
* #	VCG Holding Corp.	2,400	10,896
*	Viacom, Inc. Class A	7,271	262,338
*	Viacom, Inc. Class B	75,106	2,690,297
	Virco Manufacturing Corp.	1,855	9,275
	Visteon Corp.	7,300	29,492
*	Volcom, Inc.	2,460	62,312
	WABCO Holdings, Inc.	7,733	404,127
*	Warnaco Group, Inc.	6,139	295,838
#	Warner Music Group Corp.	17,200	154,628
	Washington Post Co.	1,297	815,061
	Weight Watchers International, Inc.	10,100	422,281
	Wendy’s International, Inc.	11,200	332,192
	Whirlpool Corp.	9,675	712,854
	Wiley (John) & Sons, Inc. Class A	5,957	281,468
*	Williams Controls, Inc.	800	11,112
#	Williams-Sonoma, Inc.	13,900	353,338
*	Wilsons The Leather Experts, Inc.	53	7
*	Winmark Corp.	300	5,175
	Winnebago Industries, Inc.	3,500	52,220
*	WMS Industries, Inc.	6,350	235,204
#	Wolverine World Wide, Inc.	6,850	196,663
* #	Woodbridge Holdings Corp.	5,500	9,405
	World Wrestling Entertainment, Inc.	3,100	51,615
	Wyndham Worldwide Corp.	19,028	416,333
#	Wynn Resorts, Ltd.	12,850	1,285,385
#	Xerium Technologies, Inc.	2,100	9,807
*	XM Satellite Radio Holdings, Inc.	9,600	102,048
	Yum! Brands, Inc.	60,443	2,399,587
* #	Zale Corp.	5,700	124,146
* #	Zumiez, Inc.	3,500	73,360
Total Consumer Discretionary			197,313,806

Consumer Staples — (9.2%)
	Alberto-Culver Co.	12,500	330,375
#	Alico, Inc.	900	35,937
*	Alliance One International, Inc.	11,000	66,110
	Altria Group, Inc.	271,015	6,032,794
	Andersons, Inc.	2,800	118,608
	Anheuser-Busch Companies, Inc.	89,297	5,131,006
	Archer-Daniels-Midland Co.	83,310	3,307,407
	Avon Products, Inc.	54,590	2,132,285
*	B&G Foods, Inc.	400	3,888
* #	Bare Escentuals, Inc.	12,300	246,738
* #	BJ’s Wholesale Club, Inc.	8,300	327,767
*	Boston Beer Co., Inc. Class A	1,400	55,692

10

	Brown-Forman Corp. Class A	8,270	626,866
	Brown-Forman Corp. Class B	8,375	629,632
	Calavo Growers, Inc.	1,000	14,660
#	Cal-Maine Foods, Inc.	3,200	99,840
	Campbell Soup Co.	48,740	1,631,815
* #	Caribou Coffee Co.	200	428
	Casey’s General Stores, Inc.	7,490	163,956
	CCA Industries, Inc.	600	5,268
* #	Central European Distribution Corp.	5,375	383,560
* #	Central Garden & Pet Co.	2,100	16,800
*	Central Garden & Pet Co. Class A	3,600	26,856
* #	Chattem, Inc.	2,500	155,525
#	Chiquita Brands International, Inc.	5,100	124,134
	Church & Dwight Co., Inc.	8,466	481,969
	Clorox Co.	17,752	1,014,172
	Coca-Cola Co.	288,778	16,535,428
	Coca-Cola Enterprises, Inc.	61,693	1,242,497
	Colgate-Palmolive Co.	65,028	4,835,482
* #	Collective Brands, Inc.	1,300	14,729
	ConAgra, Inc.	62,857	1,482,168
*	Constellation Brands, Inc. Class A	24,900	530,868
	Corn Products International, Inc.	10,065	473,156
	Costco Wholesale Corp.	54,110	3,859,125
*	Cuisine Solutions, Inc.	1,464	3,162
	CVS Caremark Corp.	182,371	7,803,655
* #	Darling International, Inc.	10,700	172,377
*	Dean Foods Co.	18,625	405,094
	Del Monte Foods Co.	27,950	243,444
	Diamond Foods, Inc.	2,435	49,917
*	Elizabeth Arden, Inc.	3,500	52,535
*	Energizer Holdings, Inc.	7,400	603,766
	Estee Lauder Companies, Inc.	15,000	714,000
	Farmer Brothers Co.	2,200	52,470
	Flowers Foods, Inc.	11,958	336,379
	General Mills, Inc.	43,155	2,727,396
#	Great Atlantic & Pacific Tea, Inc.	7,751	193,232
* #	Green Mountain Coffee, Inc.	3,091	133,408
*	Hain Celestial Group, Inc.	5,600	161,112
* #	Hansen Natural Corp.	11,430	357,073
	Heinz (H.J.) Co.	40,130	2,002,888
	Hormel Foods Corp.	17,930	677,575
#	Imperial Sugar Co.	1,600	23,200
	Ingles Market, Inc. Class A	1,888	45,992
*	Integrated Biopharma, Inc.	800	2,112
	Inter Parfums, Inc.	2,501	62,950
	J & J Snack Foods Corp.	2,500	72,625
	J.M. Smucker Co.	7,276	384,100
	Kellogg Co.	48,470	2,511,231
	Kimberly-Clark Corp.	52,240	3,332,912
	Kraft Foods, Inc.	197,024	6,399,340
	Lancaster Colony Corp.	3,709	121,544
	Lance, Inc.	4,200	87,822
* #	Lifeway Foods, Inc.	2,400	31,032
#	Loews Corp. - Carolina Group	13,852	1,004,963
	Longs Drug Stores Corp.	5,100	241,842

11

	Mannatech, Inc.	4,000	25,280
* #	Maui Land & Pineapple Co., Inc.	1,400	40,432
	McCormick & Co., Inc.	15,200	571,216
	McCormick & Co., Inc. Voting Common Stock	607	22,805
* #	Medifast, Inc.	3,000	17,550
#	MGP Ingredients, Inc.	2,000	14,800
	Molson Coors Brewing Co.	20,158	1,169,164
	Nash Finch Co.	1,300	49,712
#	National Beverage Corp.	5,475	41,117
*	Natural Alternatives International, Inc.	1,000	7,850
*	NBTY, Inc.	8,400	274,344
	Nu Skin Enterprises, Inc. Class A	8,594	147,301
	Oil-Dri Corp. of America	641	10,993
*	Omega Protein Corp.	2,400	33,432
*	Overhill Farms, Inc.	2,000	15,820
*	Pantry, Inc.	2,900	35,380
* #	Parlux Fragrances, Inc.	1,967	6,629
* #	Peet’s Coffee & Tea, Inc.	2,100	49,056
	PepsiAmericas, Inc.	16,795	409,294
	PepsiCo, Inc.	202,294	13,816,680
*	Philip Morris International, Inc.	252,605	13,302,179
	Pilgrim’s Pride Corp.	7,845	203,970
*	Prestige Brands Holdings, Inc.	7,490	81,716
	PriceSmart, Inc.	4,200	98,868
	Procter & Gamble Co.	397,470	26,252,893
	Ralcorp Holdings, Inc.	3,495	209,700
#	Reddy Ice Holdings, Inc.	500	6,225
#	Reliv International, Inc.	2,000	11,640
	Reynolds American, Inc.	38,010	2,087,509
* #	Rite Aid Corp.	89,060	200,385
#	Rocky Mountain Chocolate Factory, Inc.	1,050	12,285
	Ruddick Corp.	6,500	230,945
	Safeway, Inc.	55,550	1,770,378
#	Sanderson Farms, Inc.	2,850	142,300
* #	Sanfilippo (John B.) & Son, Inc.	600	5,568
	Sara Lee Corp.	87,682	1,208,258
* #	Smithfield Foods, Inc.	18,408	575,986
	Spartan Stores, Inc.	3,059	73,355
* #	Spectrum Brands, Inc.	7,100	29,536
	SUPERVALU, Inc.	27,214	954,395
	Sysco Corp.	70,360	2,171,310
	Tasty Baking Co.	100	585
#	The Hershey Co.	11,200	438,928
	The Kroger Co.	82,038	2,267,530
#	Tootsie Roll Industries, Inc.	4,932	126,407
*	TreeHouse Foods, Inc.	4,630	120,982
	Tyson Foods, Inc. Class A	32,030	603,445
*	United Natural Foods, Inc.	5,300	112,731
	United-Guardian, Inc.	600	6,780
#	Universal Corp.	3,800	188,518
* #	USANA Health Services, Inc.	2,200	55,990
	UST, Inc.	19,000	1,049,370
#	Vector Group, Ltd.	8,133	142,084
	Walgreen Co.	121,020	4,359,140
	Wal-Mart Stores, Inc.	489,622	28,270,774

12

	WD-40 Co.	2,300	79,672
	Weis Markets, Inc.	3,291	113,572
#	Whole Foods Market, Inc.	16,800	487,200
* #	Winn-Dixie Stores, Inc.	7,100	128,155
	Wrigley (Wm.) Jr. Co.	26,962	2,079,579
Total Consumer Staples			190,168,387

Energy — (12.1%)
* #	Abraxas Petroleum Corp.	6,900	30,705
	Adams Resources & Energy, Inc.	600	20,022
* #	Allis-Chalmers Energy, Inc.	4,124	70,809
#	Alon USA Energy, Inc.	5,800	88,798
* #	Alpha Natural Resources, Inc.	8,670	708,166
* #	American Oil & Gas, Inc.	5,400	20,142
	Anadarko Petroleum Corp.	61,299	4,595,586
	Apache Corp.	42,915	5,753,185
	Arch Coal, Inc.	17,460	1,133,329
*	Arena Resources, Inc.	4,600	230,322
	Atlas America, Inc.	3,541	243,019
* #	ATP Oil & Gas Corp.	4,400	187,660
*	Atwood Oceanics, Inc.	4,200	428,022
	Baker Hughes, Inc.	36,955	3,274,952
* #	Basic Energy Services, Inc.	5,700	163,989
	Berry Petroleum Corp. Class A	5,640	304,560
*	Bill Barret Corp.	5,920	318,674
	BJ Services Co.	36,967	1,116,403
* #	Bois d’Arc Energy, Inc.	9,464	231,679
* #	Bolt Technology Corp.	1,050	21,220
*	Boots & Coots International Well Control, Inc.	11,300	24,295
* #	BPZ Resources, Inc.	9,640	219,214
*	Brigham Exploration Co.	6,700	97,619
* #	Bristow Group, Inc.	3,556	185,872
*	Bronco Drilling Co., Inc.	2,900	52,722
	Cabot Oil & Gas Corp.	12,595	758,849
*	Cal Dive International, Inc.	9,437	131,929
*	Callon Petroleum Co.	1,600	41,472
*	Cameron International Corp.	27,208	1,448,282
	CARBO Ceramics, Inc.	3,590	171,207
* #	Carrizo Oil & Gas, Inc.	4,100	274,536
* #	Cheniere Energy, Inc.	6,100	29,890
	Chesapeake Energy Corp.	69,287	3,794,849
	Chevron Corp.	267,369	26,509,636
	Cimarex Energy Co.	10,333	704,091
*	Clayton Williams Energy, Inc.	1,700	160,259
*	CNX Gas Corp.	17,798	740,219
*	Complete Production Services, Inc.	9,919	284,279
*	Comstock Resources, Inc.	6,100	349,835
	ConocoPhillips	199,088	18,535,093
	CONSOL Energy, Inc.	23,270	2,270,221
* #	Contango Oil & Gas Co.	2,100	175,455
*	Credo Petroleum Corp.	1,676	27,118
#	Crosstex Energy, Inc.	8,836	301,573
* #	Dawson Geophysical Co.	1,100	75,119
	Delek US Holdings, Inc.	3,900	50,817
* #	Delta Petroleum Corp.	13,483	297,974

13

*	Denbury Resources, Inc.	31,380	1,065,665
	Devon Energy Corp.	57,375	6,652,057
#	Diamond Offshore Drilling, Inc.	17,785	2,426,585
*	Dresser-Rand Group, Inc.	10,930	440,698
*	Dril-Quip, Inc.	5,030	293,450
* #	Dune Energy, Inc.	4,100	4,387
* #	Edge Petroleum Corp.	1,681	8,842
	El Paso Corp.	77,684	1,518,722
*	Encore Acquisition Co.	7,225	482,558
*	Energy Partners, Ltd.	4,434	66,599
	ENSCO International, Inc.	18,861	1,354,786
	EOG Resources, Inc.	31,106	4,001,165
* #	Evergreen Energy, Inc.	8,900	19,580
*	Evolution Petroleum Corp.	4,053	24,723
*	EXCO Resources, Inc.	14,100	351,654
*	Exterran Holdings, Inc.	7,076	520,228
	Exxon Mobil Corp.	677,880	60,168,629
*	FMC Technologies, Inc.	17,382	1,248,897
*	Forest Oil Corp.	12,067	805,472
	Foundation Coal Holdings, Inc.	5,900	393,707
	Frontier Oil Corp.	12,717	382,909
* #	FX Energy, Inc.	5,000	26,150
* #	Gasco Energy, Inc.	14,100	53,580
*	Geokinetics, Inc.	600	11,502
*	Geomet, Inc.	500	4,120
* #	GeoResources, Inc.	900	22,851
* #	GMX Resources, Inc.	2,000	96,540
* #	Goodrich Petroleum Corp.	4,600	195,960
*	Grey Wolf, Inc.	26,110	204,441
	Gulf Island Fabrication, Inc.	2,000	82,760
*	Gulfmark Offshore, Inc.	3,300	221,529
*	Gulfport Energy Corp.	5,500	83,655
	Halliburton Co.	111,061	5,395,343
* #	Harvest Natural Resources, Inc.	4,500	50,130
*	Helix Energy Solutions Group, Inc.	11,306	436,751
#	Helmerich & Payne, Inc.	13,021	815,766
* #	Hercules Offshore, Inc.	8,900	301,888
	Hess Corp.	41,310	5,073,281
*	HKN, Inc.	1,200	12,648
	Holly Corp.	7,000	297,150
*	Hornbeck Offshore Services, Inc.	3,800	200,260
* #	Hyperdynamics Corp.	4,800	8,256
* #	International Coal Group, Inc.	18,600	187,302
* #	James River Coal Co.	3,190	121,507
*	Key Energy Group, Inc.	17,790	307,055
*	Kodiak Oil & Gas Corp.	12,500	45,625
	Lufkin Industries, Inc.	2,010	160,358
	Marathon Oil Corp.	89,070	4,577,307
*	Mariner Energy, Inc.	11,536	377,227
	Massey Energy Co.	10,460	675,925
*	Matrix Service Co.	3,900	94,029
* #	McMoran Exploration Co.	7,500	239,400
*	Meridian Resource Corp.	11,536	25,610
*	Mitcham Industries, Inc.	1,600	34,048
	Murphy Oil Corp.	23,878	2,212,297

14

*	NATCO Group, Inc. Class A	2,330	110,139
* #	National Coal Corp.	4,300	31,691
*	National-Oilwell, Inc.	48,177	4,014,108
*	Natural Gas Services Group	1,600	43,856
*	Newfield Exploration Co.	17,589	1,112,328
*	Newpark Resources, Inc.	13,622	96,035
	Noble Corp.	33,790	2,133,501
	Noble Energy, Inc.	22,061	2,149,844
	Occidental Petroleum Corp.	105,659	9,713,232
*	Oceaneering International, Inc.	7,269	518,716
*	Oil States International, Inc.	6,619	386,682
*	OMNI Energy Services Corp.	2,000	11,320
	Overseas Shipholding Group, Inc.	4,000	316,240
* #	Pacific Ethanol, Inc.	3,100	10,974
	Panhandle Royalty Co.	900	29,925
*	Parallel Petroleum Corp.	5,265	110,618
*	Parker Drilling Co.	16,084	143,791
	Patterson-UTI Energy, Inc.	20,095	632,591
	Peabody Energy Corp.	34,110	2,521,411
	Penn Virginia Corp.	5,500	346,610
*	Petrohawk Energy Corp.	24,464	718,752
*	Petroleum Development Corp.	2,200	152,020
*	PetroQuest Energy, Inc.	7,300	161,695
*	PHI, Inc. Non-Voting	1,900	74,518
* #	Pioneer Drilling Co.	7,265	129,390
	Pioneer Natural Resources Co.	16,061	1,153,019
*	Plains Exploration & Production Co.	16,335	1,167,626
* #	PowerSecure International, Inc.	3,200	32,256
*	Pride International, Inc.	22,557	991,155
* #	Quest Resource Corp.	3,600	39,996
*	Quicksilver Resources, Inc.	20,266	738,290
	Range Resources Corp.	20,096	1,321,513
	Rowan Companies, Inc.	15,198	670,992
#	RPC, Inc.	13,100	196,107
	Schlumberger, Ltd.	121,300	12,267,069
*	SEACOR Holdings, Inc.	3,020	268,720
	Smith International, Inc.	24,895	1,964,713
*	Southwestern Energy Co.	43,668	1,936,239
	Spectra Energy Corp.	61,282	1,655,840
	St. Mary Land & Exploration Co.	8,200	417,872
* #	Stone Energy Corp.	3,830	258,831
* #	SulphCo, Inc.	9,200	33,856
#	Sunoco, Inc.	14,385	639,701
*	Superior Energy Services, Inc.	10,621	570,241
* #	Superior Well Services, Inc.	3,117	77,115
*	Swift Energy Corp.	4,330	249,581
* #	T-3 Energy Services, Inc.	1,500	97,080
	Tesoro Petroleum Corp.	13,200	328,020
* #	Teton Energy Corp.	2,100	11,613
*	TETRA Technologies, Inc.	8,855	190,560
*	TGC Industries, Inc.	2,350	16,285
	The Williams Companies, Inc.	66,400	2,525,856
	Tidewater, Inc.	7,160	489,243
* #	Toreador Resources Corp.	3,300	30,426
* #	Trico Marine Services, Inc.	2,100	80,619

15

* #	Tri-Valley Corp.	3,600	23,400
* #	TXCO Resources, Inc.	5,200	57,564
*	Union Drilling, Inc.	3,300	61,974
*	Unit Corp.	6,446	494,344
* #	Uranium Resources, Inc.	6,100	27,145
#	USEC, Inc.	11,600	80,852
* #	VAALCO Energy, Inc.	9,200	67,712
	Valero Energy Corp.	64,194	3,263,623
*	Venoco, Inc.	900	17,982
* #	VeraSun Energy Corp.	12,380	84,184
* #	Verenium Corp.	5,100	12,240
#	W&T Offshore, Inc.	10,033	559,440
* #	Warren Resources, Inc.	8,040	108,701
* #	Weatherford International, Ltd.	85,000	3,878,550
* #	Westmoreland Coal Co.	1,200	22,164
*	Westside Energy Corp.	4,606	22,247
*	W-H Energy Services, Inc.	4,155	355,377
*	Whiting Petroleum Corp.	5,650	528,444
	World Fuel Services Corp.	3,100	74,679
	XTO Energy, Inc.	66,001	4,198,984
Total Energy			251,567,258

Financials — (13.0%)
	1st Source Corp.	3,290	71,854
	21st Century Holding Co.	1,200	12,324
	Abington Bancorp, Inc.	3,523	35,336
	Advance America Cash Advance Centers, Inc.	9,200	63,848
	Advanta Corp. Class A	1,800	14,220
	Advanta Corp. Class B	3,890	33,843
* #	Affiliated Managers Group, Inc.	3,886	398,315
	Affirmative Insurance Holdings, Inc.	400	3,104
	AFLAC, Inc.	58,213	3,907,839
*	Allegheny Corp.	1,148	431,074
	Allstate Corp.	66,256	3,375,081
*	Alphatec Holdings, Inc.	6,590	32,686
*	AmComp, Inc.	1,800	19,962
	Amcore Financial, Inc.	2,100	20,580
	American Bancorp of New Jersey, Inc.	1,500	16,980
	American Capital Strategies, Ltd.	24,150	772,800
	American Equity Investment Life Holding Co.	6,690	70,713
	American Express Co.	139,700	6,475,095
	American Financial Group, Inc.	13,400	399,588
	American International Group, Inc.	303,567	10,928,412
	American National Insurance Co.	3,256	359,039
	American Physicians Capital, Inc.	900	40,968
#	American River Bankshares	840	11,609
	American West Bancorporation	2,033	6,811
* #	AmeriCredit Corp.	15,100	205,209
	Ameriprise Financial, Inc.	29,044	1,372,619
	Ameris Bancorp	1,900	26,372
*	Amerisafe, Inc.	2,300	36,547
* #	AmeriServe Financial, Inc.	2,300	6,877
*	AmTrust Financial Services, Inc.	12,100	181,016
#	Anchor Bancorp Wisconsin, Inc.	2,900	40,687
	AON Corp.	38,035	1,794,872

16

	Arrow Financial Corp.	1,096	24,660
#	Asset Acceptance Capital Corp.	4,200	59,178
#	Associated Banc-Corp.	17,929	489,641
	Assurant, Inc.	15,045	1,023,511
#	ASTA Funding, Inc.	1,700	13,889
	Astoria Financial Corp.	12,990	309,941
	Atlantic Coast Federal Corp.	1,799	15,669
*	B of I Holding, Inc.	900	6,273
	BancFirst Corp.	2,200	95,546
	BancorpSouth, Inc.	10,803	255,707
#	BancTrust Financial Group, Inc.	2,903	29,204
	Bank Mutual Corp.	5,700	63,213
	Bank of America Corp.	549,203	18,678,394
* #	Bank of Florida Corp.	1,400	14,000
	Bank of Granite Corp.	2,600	26,442
	Bank of Hawaii Corp.	6,100	330,010
	Bank of New York Mellon Corp.	143,286	6,380,526
#	Bank of the Ozarks, Inc.	2,600	63,362
#	BankAtlantic Bancorp, Inc. Class A	3,300	5,808
	BankFinancial Corp.	2,900	43,181
#	BankUnited Financial Corp. Class A	3,200	10,080
#	Banner Corp.	1,600	29,104
	BB&T Corp.	57,553	1,811,193
	Benjamin Franklin Bancorp, Inc.	700	9,450
	Berkshire Hills Bancorp, Inc.	1,499	37,940
	Beverly Hills Bancorp, Inc.	1,800	4,500
*	BGC Partners, Inc. Class A	4,778	42,620
	Blackrock, Inc.	15,110	3,399,599
	BOK Financial Corp.	8,729	508,290
#	Boston Private Financial Holdings, Inc.	5,100	42,993
*	Broadopoint Securities Group, Inc.	4,995	13,237
#	Brooke Corp.	1,200	1,356
	Brookline Bancorp, Inc.	6,800	68,340
	Brooklyn Federal Bancorp, Inc.	100	1,345
	Brown & Brown, Inc.	15,460	301,006
	Cadence Financial Corp.	1,800	25,038
	Camden National Corp.	900	27,504
#	Capital City Bank Group, Inc.	3,196	85,525
#	Capital Corp. of the West	1,400	8,162
	Capital One Financial Corp.	46,292	2,227,571
#	Capital Southwest Corp.	508	61,209
#	Capitol Bancorp, Ltd.	2,400	37,152
	Capitol Federal Financial	9,689	397,249
	Cardinal Financial Corp.	4,100	35,219
	Cascade Financial Corp.	600	5,400
	Cash America International, Inc.	4,235	151,444
#	Cathay General Bancorp	5,189	79,807
*	CB Richard Ellis Group, Inc.	26,860	603,276
#	Center Bancorp, Inc.	1,708	16,516
	Center Financial Corp.	1,700	15,912
*	Central Jersey Bancorp	1,200	9,456
	Central Pacific Financial Corp.	4,000	59,680
	Chemical Financial Corp.	3,076	75,054
	Chubb Corp.	46,614	2,505,969
	Cincinnati Financial Corp.	21,751	761,720

17

	CIT Group, Inc.	21,740	217,400
	Citigroup, Inc.	572,709	12,536,600
	Citizens Community Bancorp, Inc.	600	5,139
	Citizens First Bancorp, Inc.	500	3,705
#	Citizens Republic Bancorp, Inc.	9,314	51,600
* #	Citizens, Inc.	6,415	42,467
	City Holding Co.	2,200	94,644
#	City National Corp.	6,300	304,920
#	Clifton Savings Bancorp, Inc.	983	10,017
	CME Group, Inc.	10,100	4,346,030
	CNA Financial Corp.	35,849	1,089,451
*	CNA Surety Corp.	6,500	95,095
#	CoBiz Financial, Inc.	2,100	22,218
#	Cohen & Steers, Inc.	5,600	169,008
	Columbia Banking System, Inc.	1,855	49,584
	Comerica, Inc.	20,100	747,318
*	Command Security Corp.	631	1,925
	Commerce Bancshares, Inc.	8,959	393,479
	Commerce Group, Inc.	7,100	261,067
	Community Bank System, Inc.	2,187	52,772
	Community Trust Bancorp, Inc.	2,090	64,038
	Compass Diversified Holdings	3,900	53,430
* #	CompuCredit Corp.	5,700	52,326
*	Conseco, Inc.	13,495	157,487
	Consolidated-Tokoma Land Co.	800	42,824
* #	Consumer Portfolio Services, Inc.	2,100	5,985
*	Core-Mark Holding Co., Inc.	1,600	46,464
#	Corus Bankshares, Inc.	7,939	45,649
* #	Cowen Group, Inc.	2,000	15,880
*	Crescent Financial Corp.	1,840	13,082
	Cullen Frost Bankers, Inc.	7,500	419,250
#	CVB Financial Corp.	12,213	129,458
*	Dearborn Bancorp, Inc.	105	635
#	Deerfield Capital Corp	561	516
	Delphi Financial Group, Inc. Class A	6,220	179,696
*	Diamond Hill Investment Group, Inc.	293	27,527
	Dime Community Bancshares	4,900	89,082
	Discover Financial Services	67,530	1,158,139
* #	Dollar Financial Corp.	3,000	59,790
	Donegal Group, Inc. Class A	3,030	54,267
* #	E*TRADE Financial Corp.	48,100	197,210
#	East West Bancorp, Inc.	6,600	87,384
	Eastern Insurance Holdings, Inc.	1,500	24,525
	Eaton Vance Corp.	14,695	625,272
	EMC Insurance Group, Inc.	1,000	28,030
	Employers Holdings, Inc.	8,100	154,629
* #	Encore Capital Group, Inc.	3,200	33,824
#	Enterprise Financial Services Corp.	1,700	34,085
	Erie Indemnity Co.	6,894	352,904
*	ESSA Bancorp, Inc.	1,257	15,712
* #	Exlservice Holdings, Inc.	3,600	71,784
#	F.N.B. Corp.	10,846	162,582
	FBL Financial Group, Inc. Class A	4,182	112,287
* #	FCStone Group, Inc.	7,100	277,823
	Federal Agriculture Mortgage Corp. Class C	300	8,688

18

	Federal National Mortgage Association	112,075	3,028,266
	Federated Investors, Inc.	13,250	488,395
	Fidelity National Financial, Inc.	27,899	477,073
	Fidelity Southern Corp.	1,000	6,480
	Fifth Third Bancorp	75,399	1,409,961
#	Financial Federal Corp.	3,950	95,945
	Financial Institutions, Inc.	50	920
* #	First Acceptance Corp.	7,000	22,890
	First American Corp.	12,400	416,268
	First Bancorp	1,900	31,939
#	First Busey Corp.	5,181	94,398
*	First Cash Financial Services, Inc.	4,000	61,560
#	First Charter Corp.	3,300	101,574
	First Citizens BancShares, Inc.	100	15,944
#	First Commonwealth Financial Corp.	10,490	117,698
	First Community Bancshares, Inc.	1,500	50,985
	First Defiance Financial Corp.	2,382	46,068
	First Financial Bancorp	5,294	60,299
	First Financial Bankshares, Inc.	2,790	127,782
#	First Financial Corp.	1,700	55,675
	First Financial Holdings, Inc.	1,600	40,128
#	First Horizon National Corp.	14,700	140,973
#	First Marblehead Corp.	10,350	34,051
	First Merchants Corp.	1,745	43,189
*	First Mercury Financial Corp.	400	7,064
	First Midwest Bancorp, Inc.	5,600	146,160
	First Niagara Financial Group, Inc.	15,596	220,995
	First Place Financial Corp.	1,100	14,003
*	First Regional Bancorp	1,800	19,206
	First Security Group, Inc.	100	784
#	First South Bancorp, Inc.	1,991	38,347
	First State Bancorporation	2,000	15,500
*	FirstCity Financial Corp.	1,302	5,677
	FirstMerit Corp.	11,240	227,160
#	Flagstar Bancorp, Inc.	16,600	78,850
	Flushing Financial Corp.	3,100	60,822
	FNB United Corp.	1,606	16,156
	Forest City Enterprises, Inc. Class A	3,700	148,000
	Forest City Enterprises, Inc. Class B	3,286	131,440
*	FPIC Insurance Group, Inc.	1,000	45,510
	Franklin Resources, Inc.	30,043	3,040,952
#	Frontier Financial Corp.	6,500	95,550
	Fulton Financial Corp.	17,309	218,440
	Gallagher (Arthur J.) & Co.	10,639	271,614
	GAMCO Investors, Inc.	1,148	60,947
	Gateway Financial Holdings, Inc.	2,100	20,853
	Genworth Financial, Inc.	57,940	1,280,474
	German American Bancorp, Inc.	2,000	24,960
#	GFI Group, Inc.	14,400	170,496
#	Glacier Bancorp, Inc.	7,684	159,366
#	Great Southern Bancorp, Inc.	1,295	14,957
	Greene Bancshares, Inc.	1,500	29,055
#	Greenhill & Co., Inc.	3,500	210,875
	Grubb & Ellis Co.	9,330	53,368
* #	Guaranty Bancorp	7,400	44,326

19

*	Guaranty Financial Group, Inc.	1,000	6,300
*	Hallmark Financial Services, Inc.	2,700	34,290
	Hancock Holding Co.	3,600	160,164
	Hanmi Financial Corp.	1,700	10,880
	Hanover Insurance Group, Inc.	6,930	319,473
	Harleysville Group, Inc.	4,195	163,647
	Harleysville National Corp.	4,447	60,301
*	Harris & Harris Group, Inc.	1,000	7,970
	Hartford Financial Services Group, Inc.	34,491	2,451,275
	HCC Insurance Holdings, Inc.	15,325	364,888
	Heartland Financial USA, Inc.	1,300	30,420
#	Heritage Commerce Corp.	1,800	28,656
	Heritage Financial Corp.	905	15,177
	Heritage Financial Group	1,785	22,170
	Hilb Rogal Hamilton Co.	4,900	151,704
#	Home Bancshares, Inc.	2,486	57,178
	Home Federal Bancorp, Inc.	2,631	30,783
	HopFed Bancorp, Inc.	200	2,770
	Horace Mann Educators Corp.	2,800	45,612
#	Horizon Financial Corp.	2,100	22,722
*	HouseValues, Inc.	1,400	3,822
	Hudson City Bancorp, Inc.	69,266	1,232,935
	Huntington Bancshares, Inc.	21,314	189,908
	IBERIABANK Corp.	1,925	101,524
	Imperial Capital Bancorp, Inc.	300	3,006
#	Independence Holding Co.	2,500	34,225
	Independent Bank Corp. (MA)	1,900	55,670
#	Independent Bank Corp. (MI)	3,263	19,611
	Infinity Property & Casualty Corp.	800	32,256
	Integra Bank Corp.	2,600	37,362
*	IntercontinentalExchange, Inc.	8,717	1,204,689
	International Bancshares Corp.	9,140	231,608
	Intervest Bancshares Corp.	1,300	11,401
*	Investment Technology Group, Inc.	5,854	246,453
*	Investors Bancorp, Inc.	15,500	221,495
#	Irwin Financial Corp.	2,000	8,220
	Janus Capital Group, Inc.	21,385	620,165
#	Jefferies Group, Inc.	13,860	249,480
	Jones Lang LaSalle, Inc.	4,000	281,760
	JPMorgan Chase & Co.	436,472	18,768,296
	Kearny Financial Corp.	9,600	111,744
	KeyCorp	63,007	1,226,746
#	K-Fed Bancorp	1,944	22,123
*	Knight Capital Group, Inc.	13,300	236,873
#	Lakeland Bancorp, Inc.	3,635	53,580
	Lakeland Financial Corp.	2,100	50,253
#	LandAmerica Financial Group, Inc.	2,040	60,751
	Legacy Bancorp, Inc.	1,200	16,200
	Legg Mason, Inc.	16,470	886,251
#	Lehman Brothers Holdings, Inc.	59,490	2,189,827
	Leucadia National Corp.	30,170	1,638,231
#	Life Partners Holdings, Inc.	1,400	30,730
	Lincoln National Corp.	31,237	1,723,033
*	Liquidity Services, Inc.	3,400	37,740
#	LNB Bancorp, Inc.	840	9,240

20

	Loews Corp.	74,856	3,710,612
* #	Loopnet, Inc.	4,800	63,024
	M&T Bank Corp.	13,638	1,181,869
#	Macatawa Bank Corp.	2,686	24,147
	MainSource Financial Group, Inc.	2,414	40,507
* #	Markel Corp.	1,300	526,045
* #	MarketAxess Holdings, Inc.	3,500	27,370
* #	Marlin Business Services, Inc.	1,500	10,710
	Marsh & McLennan Companies, Inc.	67,365	1,834,349
	Marshall & Ilsley Corp.	32,612	757,903
#	Mastercard, Inc.	10,840	3,345,766
	MB Financial, Inc.	5,050	143,773
#	MBT Financial Corp.	2,100	17,766
	MCG Capital Corp.	5,600	32,088
	Meadowbrook Insurance Group, Inc.	4,600	31,602
	Medallion Financial Corp.	1,900	18,335
	Mercantile Bank Corp.	105	883
	Mercer Insurance Group, Inc.	1,116	19,921
	Merchants Bancshares, Inc.	894	20,544
	Mercury General Corp.	7,116	361,920
	Merrill Lynch & Co., Inc.	105,392	4,628,817
	MetLife, Inc.	91,730	5,506,552
#	Midwest Banc Holdings, Inc.	4,200	36,876
	Moody’s Corp.	29,800	1,104,984
	Morgan Stanley	165,450	7,317,853
*	Move, Inc.	19,100	57,491
	Nara Bancorp, Inc.	3,600	45,792
*	Nasdaq Stock Market, Inc.	26,130	915,334
#	National City Corp.	79,211	462,592
	National Interstate Corp.	2,500	57,400
#	National Penn Bancshares, Inc.	11,337	194,089
	Nationwide Financial Services, Inc.	5,400	275,562
*	Navigators Group, Inc.	2,400	121,176
	NBT Bancorp, Inc.	4,484	109,948
	Nelnet, Inc. Class A	3,240	42,736
	New England Bancshares, Inc.	1,000	10,950
	New Westfield Financial, Inc.	100	982
	New York Community Bancorp, Inc.	43,955	901,957
	NewAlliance Bancshares, Inc.	15,600	209,040
	NewBridge Bancorp	1,600	14,800
*	Newtek Business Services, Inc.	100	103
* #	NexCen Brands, Inc.	4,600	3,036
*	Nexity Financial Corp.	300	1,674
	Northeast Community Bancorp, Inc.	1,924	22,318
	Northern Trust Corp.	27,450	2,086,200
	Northrim Bancorp, Inc.	600	11,250
#	Northwest Bancorp, Inc.	7,000	171,710
#	NYMAGIC, Inc.	400	9,084
	NYSE Euronext	32,000	2,045,440
	OceanFirst Financial Corp.	1,926	39,541
	Odyssey Re Holdings Corp.	9,400	352,876
#	Old National Bancorp	9,575	167,371
	Old Republic International Corp.	34,187	514,514
	Old Second Bancorp, Inc.	1,800	34,182
#	optionsXpress Holding, Inc.	8,450	192,998

21

*	Oritani Financial Corp.	6,047	94,333
#	Pacific Capital Bancorp	6,533	130,268
	Pacific Mercantile Bancorp	1,596	14,587
	PacWest Bancorp	3,693	77,848
	Park National Corp.	1,900	134,710
	Peapack-Gladstone Financial Corp.	1,170	32,584
*	Penn Treaty American Corp.	3,300	16,500
*	Pennsylvania Commerce Bancorp, Inc.	200	5,372
	Peoples Bancorp, Inc.	1,400	33,166
	People’s United Financial, Inc.	44,683	738,610
*	Philadelphia Consolidated Holding Corp.	8,000	298,000
*	Pico Holdings, Inc.	2,641	109,496
*	Pinnacle Financial Partners, Inc.	3,600	96,804
*	Piper Jaffray Companies, Inc.	1,004	38,152
* #	PMA Capital Corp. Class A	1,000	9,980
	PNC Financial Services Group, Inc.	43,559	2,798,666
* #	Portfolio Recovery Associates, Inc.	2,100	86,289
#	Preferred Bank	300	2,676
	Presidential Life Corp.	1,100	19,382
	Principal Financial Group, Inc.	33,114	1,784,182
#	PrivateBancorp, Inc.	3,800	143,944
*	ProAssurance Corp.	4,200	215,166
	ProCentury Corp.	2,299	40,485
	Progressive Corp.	87,585	1,756,955
#	Prosperity Bancshares, Inc.	5,000	159,700
	Protective Life Corp.	9,500	398,810
#	Provident Bankshares Corp.	4,186	40,018
	Provident Financial Holdings, Inc.	100	1,293
	Provident Financial Services, Inc.	6,100	95,953
	Provident New York Bancorp	6,130	79,751
	Prudential Financial, Inc.	56,679	4,233,921
#	QC Holdings, Inc.	2,796	23,207
	Rainier Pacific Financial Group, Inc.	700	9,114
#	Raymond James Financial, Inc.	13,682	407,039
	Regions Financial Corp.	85,752	1,528,101
	Reinsurance Group of America, Inc.	8,500	437,070
	Renasant Corp.	2,900	67,338
	Republic Bancorp, Inc. Class A	105	2,614
	Resource America, Inc.	2,300	23,092
*	Rewards Network, Inc.	2,397	11,985
	Riverview Bancorp, Inc.	1,705	15,209
	RLI Corp.	3,100	158,534
	Rockville Financial, Inc.	3,200	44,288
* #	Roma Financial Corp.	2,700	40,014
	Rome Bancorp, Inc.	1,100	12,870
#	Royal Bank of Canada	625	32,006
#	S&T Bancorp, Inc.	3,300	107,283
#	S.Y. Bancorp, Inc.	2,030	51,217
	SAFECO Corp.	9,800	656,600
	Safety Insurance Group, Inc.	2,500	96,650
#	Sanders Morris Harris Group, Inc.	3,018	22,031
	Sandy Spring Bancorp, Inc.	2,500	66,200
	SCBT Financial Corp.	700	23,310
	Schwab (Charles) Corp.	143,577	3,184,538
*	Seabright Insurance Holdings	3,000	45,960

22

#	Seacoast Banking Corp. of Florida	2,900	31,175
#	Security Bank Corp.	3,328	18,304
	SEI Investments Co.	25,168	607,052
	Selective Insurance Group, Inc.	7,200	157,536
	SI Financial Group, Inc.	1,500	14,715
#	Sierra Bancorp	1,400	30,842
*	Signature Bank	3,300	94,182
	Simmons First National Corp. Class A	1,872	56,965
*	SLM Corp.	20,000	453,400
#	Smithtown Bancorp, Inc.	1,563	32,213
	Somerset Hills Bancorp	945	9,913
#	South Financial Group, Inc.	5,601	30,862
	Southern Community Financial Corp.	2,536	18,158
#	Southside Bancshares, Inc.	1,707	37,366
	Southwest Bancorp, Inc.	2,300	39,008
#	Sovereign Bancorp, Inc.	51,925	474,594
*	Specialty Underwriters’ Alliance, Inc.	792	3,770
	StanCorp Financial Group, Inc.	6,300	346,437
	State Auto Financial Corp.	5,940	163,647
	State Bancorp, Inc.	1,892	26,393
	State Street Corp.	50,148	3,611,659
	StellarOne Corp.	2,470	42,682
	Sterling Bancorp	2,724	39,961
	Sterling Bancshares, Inc.	8,900	90,958
	Sterling Financial Corp.	4,111	36,506
	Stewart Information Services Corp.	2,175	51,439
* #	Stifel Financial Corp.	2,298	131,193
	Student Loan Corp.	2,372	284,640
#	Suffolk Bancorp	1,300	43,758
* #	Sun American Bancorp	200	712
*	Sun Bancorp, Inc.	2,177	23,816
	SunTrust Banks, Inc.	42,052	2,195,535
* #	Superior Bancorp	975	14,440
#	Susquehanna Bancshares, Inc.	11,342	218,333
*	Susser Holdings Corp.	100	1,188
* #	SVB Financial Group	4,400	225,500
	SWS Group, Inc.	3,900	72,072
#	Synovus Financial Corp.	44,015	505,732
	T. Rowe Price Group, Inc.	31,685	1,835,195
	Taylor Capital Group, Inc.	1,300	16,705
	TCF Financial Corp.	16,896	279,122
* #	TD Ameritrade Holding Corp.	76,904	1,392,731
* #	Tejon Ranch Co.	2,400	95,784
#	Temecula Valley Bancorp, Inc.	700	4,214
*	Tennessee Commerce Bancorp, Inc.	700	12,187
*	Texas Capital Bancshares, Inc.	3,500	63,420
#	TFS Financial Corp.	27,160	337,599
*	The Bancorp, Inc.	1,500	15,975
#	The Colonial BancGroup, Inc.	17,700	108,501
	The Goldman Sachs Group, Inc.	49,200	8,679,372
	The Phoenix Companies, Inc.	4,100	41,533
#	The St. Joe Corp.	12,025	461,519
#	The Toronto Dominion Bank	9,056	654,205
	The Travelers Companies, Inc.	78,201	3,895,192
	Thomas Properties Group, Inc.	2,300	23,828

23

* #	Thomas Weisel Partners Group, Inc.	850	5,797
	TIB Financial Corp.	900	5,769
#	TierOne Corp.	100	717
	Tompkins Financial Corp.	1,340	60,836
	Torchmark Corp.	12,328	781,718
	Tower Group, Inc.	3,400	88,638
*	Tradestation Group, Inc.	5,400	56,862
	Transatlantic Holdings, Inc.	8,627	557,736
#	Trico Bancshares	2,000	32,960
#	TrustCo Bank Corp. (NY)	10,000	87,600
	Trustmark Corp.	6,949	138,702
	U.S. Bancorp	225,080	7,470,405
#	UCBH Holdings, Inc.	11,900	58,072
	UMB Financial Corp.	5,500	286,935
#	Umpqua Holdings Corp.	8,911	124,219
#	Union Bankshares Corp.	1,750	35,087
	UnionBanCal Corp.	18,575	929,864
	United Bankshares, Inc.	6,200	176,018
#	United Community Banks, Inc.	3,350	35,041
	United Community Financial Corp.	4,500	27,315
	United Financial Bancorp, Inc.	2,642	32,312
	United Fire & Casualty Co.	3,900	140,751
*	United PanAm Financial Corp.	1,873	6,949
#	United Security Bancshares (CA)	1,806	26,927
	United Western Bancorp, Inc.	1,300	22,438
	Unitrin, Inc.	7,800	270,660
*	Universal American Corp.	4,871	56,260
	Universal Insurance Holdings, Inc.	4,200	14,280
#	Univest Corporation of Pennsylvania	1,893	46,492
	Unum Group	46,258	1,113,893
#	Valley National Bancorp	13,292	234,073
	ViewPoint Financial Group	3,300	53,427
#	Vineyard National Bancorp Co.	1,425	4,318
*	Virginia Commerce Bancorp, Inc.	2,843	17,200
	W. R. Berkley Corp.	24,180	655,036
	Wachovia Corp.	170,411	4,055,782
	Waddell & Reed Financial, Inc.	11,500	406,640
#	Washington Federal, Inc.	11,407	255,403
	Washington Trust Bancorp, Inc.	1,808	42,795
* #	Wauwatosa Holdings, Inc.	4,100	53,587
	Webster Financial Corp.	7,545	195,944
	Wells Fargo & Co.	419,433	11,563,768
	Wesbanco, Inc.	2,764	60,808
	Wesco Financial Corp.	888	378,288
	West Bancorporation	2,633	31,596
	West Coast Bancorp	2,100	24,297
	Westamerica Bancorporation	3,700	205,350
* #	Western Alliance Bancorp	2,800	29,652
	Westwood Holdings Group, Inc.	700	28,714
	White Mountains Insurance Group, Ltd.	1,397	666,369
	Whitney Holding Corp.	9,300	211,296
	Willow Financial Bancorp, Inc.	2,570	24,698
#	Wilmington Trust Corp.	9,000	296,460
	Wilshire Bancorp, Inc.	1,300	11,609
	Wintrust Financial Corp.	3,450	107,571

24

*	World Acceptance Corp.	2,200	97,284
	Yadkin Valley Financial Corp.	1,700	25,823
	Zenith National Insurance Corp.	5,300	213,855
	Zions Bancorporation	14,640	630,838
* #	ZipRealty, Inc.	3,331	16,022
Total Financials			269,568,737

Health Care — (10.8%)
*	Abaxis, Inc.	2,900	85,231
	Abbott Laboratories	200,935	11,322,687
* #	Abiomed, Inc.	4,400	65,032
*	Abraxis Bioscience, Inc.	419	27,210
* #	Acadia Pharmaceuticals, Inc.	5,263	46,314
*	Accelrys, Inc.	3,600	23,472
* #	Accentia Biopharmaceuticals, Inc.	2	2
* #	Achillion Pharmaceuticals, Inc.	666	2,038
* #	Acorda Therapeutics, Inc.	5,600	120,736
*	Adolor Corp.	7,438	42,173
* #	Advanced Medical Optics, Inc.	9,046	219,094
	Aetna, Inc.	62,805	2,961,884
* #	Affymetrix, Inc.	9,290	112,037
*	Air Methods Corp.	1,700	65,518
* #	Akorn, Inc.	11,693	55,542
*	Albany Molecular Research, Inc.	4,200	58,716
* #	Alexion Pharmaceuticals, Inc.	4,800	342,480
* #	Alexza Pharmaceuticals, Inc.	4,200	21,504
* #	Align Technology, Inc.	8,200	107,994
* #	Alkermes, Inc.	12,670	160,529
#	Allergan, Inc.	38,990	2,246,604
*	Alliance Imaging, Inc.	6,200	52,266
*	Allied Healthcare International, Inc.	5,200	9,152
*	Allion Healthcare, Inc.	2,000	11,960
*	Allos Therapeutics, Inc.	9,100	57,694
* #	Allscripts Healthcare Solutions, Inc.	6,300	78,309
*	Almost Family, Inc.	1,200	29,292
* #	Alnylam Pharmaceuticals, Inc.	5,300	153,064
#	Alpharma, Inc. Class A	6,600	166,254
*	Amag Pharmaceuticals, Inc.	2,100	84,000
*	Amedisys, Inc.	3,534	179,563
*	America Services Group, Inc.	1,200	10,812
*	American Caresource Holding, Inc.	100	400
* #	American Dental Partners, Inc.	1,437	17,273
* #	American Medical Systems Holdings, Inc.	9,800	148,078
*	AMERIGROUP Corp.	7,500	207,075
	AmerisourceBergen Corp.	21,600	892,728
*	Amgen, Inc.	114,140	5,025,584
*	AMICAS, Inc.	5,900	16,225
*	AMN Healthcare Services, Inc.	4,600	80,086
*	Amsurg Corp.	4,350	118,668
* #	Amylin Pharmaceuticals, Inc.	15,507	492,657
	Analogic Corp.	2,000	134,040
* #	Anesiva, Inc.	2,800	9,828
*	AngioDynamics, Inc.	3,100	48,019
*	Anika Therapeutics, Inc.	1,588	13,816
* #	Antigenics, Inc.	9,495	21,933

25

* #	APP Pharmaceuticals, Inc.	17,469	231,639
	Applera Corp. - Applied Biosystems Group	22,300	775,148
*	Applera Corp. - Celera Group	11,800	151,984
*	Apria Healthcare Group, Inc.	6,180	104,133
* #	Arena Pharmaceuticals, Inc.	7,851	40,276
* #	Ariad Pharmaceuticals, Inc.	8,000	20,640
* #	Arqule, Inc.	6,700	28,676
*	Array BioPharma, Inc.	5,400	33,588
*	Arrhythmia Research Technology, Inc.	400	2,304
* #	Arthrocare Corp.	3,500	154,385
* #	Aspect Medical Systems, Inc.	1,900	10,165
*	Assisted Living Concepts, Inc.	1,600	10,720
*	AtriCure, Inc.	2,483	24,358
* #	ATS Medical, Inc.	9,006	19,813
* #	Auxilium Pharmaceuticals, Inc.	5,400	171,936
*	Avalon Pharmaceuticals, Inc.	2,834	4,789
* #	AVANIR Pharmaceuticals Class A	5,000	6,000
* #	AVANT Immunotherapeutics, Inc.	2,100	29,421
* #	AVI BioPharma, Inc.	8,600	12,040
*	Avigen, Inc.	2,900	8,613
	Bard (C.R.), Inc.	12,930	1,179,216
*	Barr Laboratories, Inc.	14,125	618,675
* #	Barrier Therapeutics, Inc.	3,400	8,364
	Baxter International, Inc.	81,321	4,968,713
	Beckman Coulter, Inc.	8,100	562,059
	Becton Dickinson & Co.	31,500	2,660,175
* #	Bentley Pharmaceuticals, Inc.	3,300	51,678
* #	BioCryst Pharmaceuticals, Inc.	4,597	13,515
*	Biogen Idec, Inc.	37,775	2,370,381
*	Bio-Imaging Technologies, Inc.	2,162	17,620
* #	BioLase Technology, Inc.	2,300	7,475
*	BioMarin Pharmaceutical, Inc.	12,950	494,301
*	BioMimetic Therapeutics, Inc.	2,000	23,900
*	Bio-Rad Laboratories, Inc. Class A	3,713	332,239
* #	Bio-Reference Laboratories, Inc.	1,800	44,712
* #	BioSante Pharmaceuticals, Inc.	3,800	15,162
*	BioScrip, Inc.	5,400	23,166
*	BioSphere Medical, Inc.	2,293	8,048
*	Boston Scientific Corp.	189,570	2,519,385
* #	Bovie Medical Corp.	2,244	17,458
	Bristol-Myers Squibb Co.	252,940	5,764,503
#	Brookdale Senior Living, Inc.	13,594	358,610
*	Bruker BioSciences Corp.	23,142	269,373
* #	BSD Medical Corp.	2,800	20,916
* #	Caliper Life Sciences, Inc.	6,874	24,609
	Cambrex Corp.	3,000	18,450
*	Candela Corp.	2,400	5,976
*	Cantel Medical Corp.	2,144	22,941
*	Capital Senior Living Corp.	3,600	28,944
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	67,158
*	Cardiac Science Corp.	3,085	29,122
* #	Cardica, Inc.	2,000	14,240
	Cardinal Health, Inc.	46,052	2,603,780
* #	Cardium Therapeutics, Inc.	2,600	6,110
* #	CAS Medical Systems, Inc.	1,900	5,985

26

*	Celgene Corp.	54,590	3,322,347
* #	Cell Genesys, Inc.	9,700	34,338
*	Centene Corp.	6,100	128,771
*	Cephalon, Inc.	7,995	541,341
* #	Cepheid, Inc.	7,300	192,136
* #	Cerner Corp.	9,700	440,089
*	Cerus Corp.	4,400	21,736
*	Charles River Laboratories International, Inc.	9,335	600,054
	Chemed Corp.	3,200	115,904
	Cigna Corp.	36,600	1,485,960
* #	Clinical Data, Inc.	2,700	51,624
* #	Columbia Laboratories, Inc.	6,900	26,220
* #	Combinatorx, Inc.	3,268	11,928
*	Community Health Systems, Inc.	13,121	472,750
	Computer Programs & Systems, Inc.	1,753	34,972
* #	Conceptus, Inc.	4,000	75,920
*	Conmed Corp.	4,020	107,294
*	Continucare Corp.	6,300	13,860
	Cooper Companies, Inc.	5,065	204,879
*	Corvel Corp.	1,650	59,416
*	Covance, Inc.	8,239	675,433
*	Coventry Health Care, Inc.	20,526	944,812
* #	Critical Therapeutics, Inc.	270	84
*	Cross Country Healthcare, Inc.	4,000	61,880
*	CryoCor, Inc.	1,800	2,430
*	CryoLife, Inc.	4,000	46,320
*	Cubist Pharmaceuticals, Inc.	6,600	125,796
* #	Cutera, Inc.	1,400	14,336
* #	CV Therapeutics, Inc.	7,200	63,576
* #	Cyberonics, Inc.	3,800	67,374
* #	Cyclacel Pharmaceuticals, Inc.	3,090	6,458
*	Cynosure, Inc. Class A	900	22,077
* #	Cypress Bioscience, Inc.	5,400	43,956
*	Cytokinetics, Inc.	900	3,618
*	Cytomedix, Inc.	1,931	1,313
* #	Cytori Therapeutics, Inc.	3,100	23,312
	Datascope Corp.	2,228	95,180
*	DaVita, Inc.	13,870	719,576
* #	Dendreon Corp.	10,500	54,600
	Dentsply International, Inc.	18,141	735,436
* #	DepoMed, Inc.	6,000	23,640
* #	Dexcom, Inc.	4,100	32,349
*	Dialysis Corporation of America	2,100	15,330
*	Digirad Corp.	1,600	3,584
* #	Dionex Corp.	2,500	182,300
* #	Durect Corp.	9,000	41,850
*	DUSA Pharmaceuticals, Inc.	1,900	3,762
*	Dyax Corp.	7,267	26,743
*	Dynavax Technologies Corp.	6,100	9,882
*	Eclipsys Corp.	2,800	57,120
*	Edwards Lifesciences Corp.	7,600	438,596
	Eli Lilly & Co.	140,285	6,753,320
*	Elite Pharmaceuticals, Inc.	73	46
*	Emageon, Inc.	100	230
* #	Emergency Medical Services Corp. Class A	1,900	44,289

27

*	Emergent Biosolutions, Inc.	2,100	22,575
* #	Emeritus Corp.	4,894	103,900
* #	Emisphere Technologies, Inc.	4,334	7,975
*	Encision, Inc.	100	230
* #	Endo Pharmaceuticals Holdings, Inc.	28,220	695,341
*	Endologix, Inc.	4,900	12,887
* #	Enzo Biochem, Inc.	4,166	40,952
* #	Enzon Pharmaceuticals, Inc.	300	2,640
* #	EPIX Pharmaceuticals, Inc.	3,600	7,884
*	eResearch Technology, Inc.	7,000	111,930
* #	etrials Worldwide, Inc.	1,900	3,173
*	ev3, Inc.	11,528	114,704
*	Evotec AG Sponsored ADR	2,161	8,363
*	Exact Sciences Corp.	3,985	7,890
*	Exactech, Inc.	1,795	47,729
* #	Exelixis, Inc.	12,100	76,472
*	Express Scripts, Inc.	31,955	2,304,275
* #	Farville, Inc.	5,217	509
* #	Five Star Quality Care, Inc.	4,430	29,681
*	Forest Laboratories, Inc.	40,410	1,451,123
*	Genentech, Inc.	134,500	9,532,015
* #	Genomic Health, Inc.	3,500	60,550
*	Gen-Probe, Inc.	6,630	377,512
*	Gentiva Health Services, Inc.	4,177	84,125
* #	GenVec, Inc.	3,570	6,390
*	Genzyme Corp.	34,168	2,339,141
* #	Geron Corp.	7,000	29,750
*	Gilead Sciences, Inc.	118,568	6,559,182
*	Greatbatch, Inc.	3,100	58,125
* #	GTx, Inc.	5,100	76,602
*	Haemonetics Corp.	3,400	191,624
* #	Halozyme Therapeutics, Inc.	300	1,554
*	Hanger Orthopedic Group, Inc.	1,000	13,000
*	Harvard Bioscience, Inc.	4,200	20,160
*	Health Grades, Inc.	4,286	24,173
*	Health Management Associates, Inc.	32,900	255,304
*	Health Net, Inc.	13,500	418,500
*	HealthExtras, Inc.	5,621	175,656
* #	HEALTHSOUTH Corp.	11,100	207,903
*	Healthspring, Inc.	8,100	150,498
*	HealthStream, Inc.	3,774	11,096
*	HealthTronics, Inc.	2,300	8,694
*	Healthways, Inc.	4,400	142,120
* #	Henry Schein, Inc.	11,820	658,610
*	Hill-Rom Holdings, Inc.	8,205	252,304
* #	Hi-Tech Pharmacal Co., Inc.	1,750	16,100
*	Hlth Corp.	23,100	275,583
* #	HMS Holdings Corp.	3,300	66,759
* #	Hologic, Inc.	33,086	795,057
*	Home Diagnostics, Inc.	1,582	12,561
	Hooper Holmes, Inc.	600	582
*	Hospira, Inc.	20,420	856,415
*	Human Genome Sciences, Inc.	17,900	105,252
*	Humana, Inc.	20,530	1,048,056
* #	Hythiam, Inc.	1,200	2,880

28

*	ICU Medical, Inc.	1,750	44,590
* #	Idenix Pharmaceuticals, Inc.	6,900	45,126
* #	Idera Pharmaceuticals, Inc.	3,200	48,000
* #	IDEXX Laboratories, Inc.	7,156	361,378
* #	IDM Pharma, Inc.	5,998	12,596
*	I-Flow Corp.	3,800	52,174
* #	Illumina, Inc.	7,441	583,970
*	ImClone Systems, Inc.	11,378	495,853
*	Immtech International, Inc.	59	58
*	Immucor, Inc.	8,225	220,677
* #	ImmunoGen, Inc.	5,000	22,750
* #	Immunomedics, Inc.	12,384	33,065
	IMS Health, Inc.	22,500	545,400
*	Incyte Corp.	11,300	109,723
* #	Indevus Pharmaceuticals, Inc.	9,500	42,655
*	Infinity Pharmaceuticals, Inc.	2,600	19,110
*	Inspire Pharmaceuticals, Inc.	6,000	23,520
* #	Integra LifeSciences Holdings	3,691	155,096
*	IntegraMed America, Inc.	1,494	12,430
*	Interleukin Genetics, Inc.	300	432
* #	InterMune, Inc.	4,900	69,090
* #	Introgen Therapeutics, Inc.	6,700	13,735
*	Intuitive Surgical, Inc.	4,952	1,453,858
#	Invacare Corp.	4,800	87,264
*	Inventiv Health, Inc.	4,400	143,880
* #	Inverness Medical Innovations, Inc.	1,223	44,713
*	Invitrogen Corp.	12,268	563,837
*	Iomai Corp.	3,500	22,400
*	Iridex Corp.	300	699
*	IRIS International, Inc.	2,600	41,132
* #	Isis Pharmaceuticals, Inc.	12,900	182,406
* #	Ista Pharmaceuticals, Inc.	3,920	8,036
* #	Javelin Pharmaceuticals, Inc.	5,600	15,792
	Johnson & Johnson	349,393	23,318,489
*	Kendle International, Inc.	1,900	71,801
*	Kensey Nash Corp.	1,640	48,183
*	Kindred Healthcare, Inc.	5,200	143,468
* #	Kinetic Concepts, Inc.	9,070	393,910
*	King Pharmaceuticals, Inc.	33,400	342,684
* #	Kosan Biosciences, Inc.	5,007	27,138
* #	K-V Pharmaceutical Co. Class A	4,950	123,799
* #	La Jolla Pharmaceutical Co.	5,000	9,550
*	Laboratory Corp. of America Holdings	14,300	1,055,197
	Landauer, Inc.	1,220	72,968
*	Langer, Inc.	1,756	2,511
*	Lannet Co., Inc.	3,087	12,039
	LCA-Vision, Inc.	2,150	17,866
*	Lexicon Pharmaceuticals, Inc.	15,800	33,338
*	LHC Group, Inc.	1,063	23,035
* #	LifePoint Hospitals, Inc.	1,812	57,966
*	Ligand Pharmaceuticals, Inc. Class B	11,196	39,298
*	Lincare Holdings, Inc.	10,372	270,294
* #	Luminex Corp.	4,924	109,510
*	Magellan Health Services, Inc.	5,711	229,868
* #	Mannkind Corp.	3,700	11,100

29

* #	Martek Biosciences Corp.	4,800	181,248
*	Matrixx Initiatives, Inc.	1,200	19,824
*	Maxygen, Inc.	5,900	34,751
	McKesson Corp.	37,110	2,139,391
*	Medarex, Inc.	13,468	117,306
*	MedCath Corp.	2,648	57,462
*	Medco Health Solutions, Inc.	65,800	3,188,010
*	Medical Action Industries, Inc.	2,600	34,528
*	Medical Staffing Network Holdings, Inc.	4,676	19,499
	Medicis Pharmaceutical Corp. Class A	7,660	182,155
* #	Medivation, Inc.	3,450	52,336
*	MEDTOX Scientific, Inc.	1,100	16,016
	Medtronic, Inc.	143,430	7,267,598
#	Mentor Corp.	3,975	125,252
	Merck & Co., Inc.	268,424	10,457,799
#	Meridian Bioscience, Inc.	5,575	163,515
*	Merit Medical Systems, Inc.	3,511	55,895
*	Metabasis Therapeutics, Inc.	3,400	6,018
*	Metropolitan Health Networks, Inc.	6,900	14,835
* #	Micromet, Inc.	6,715	16,250
* #	Micrus Endovascular Corp.	1,780	20,132
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	44,454
*	Millipore Corp.	7,217	524,315
* #	Minrad International, Inc.	5,300	11,978
*	Molecular Insight Pharmaceuticals, Inc.	6,835	48,118
* #	Molina Healthcare, Inc.	4,100	123,656
*	Momenta Pharmaceuticals, Inc.	5,300	67,946
*	MTS Medication Technologies	1,095	9,855
* #	MWI Veterinary Supply, Inc.	1,600	61,312
#	Mylan, Inc.	37,425	499,624
* #	Myriad Genetics, Inc.	5,600	271,152
* #	Nabi Biopharmaceuticals	6,800	28,152
* #	Nastech Pharmaceutical Co., Inc.	3,000	3,570
	National Healthcare Corp.	1,791	93,580
	National Research Corp.	200	6,358
*	Natus Medical, Inc.	2,800	60,368
* #	Nektar Therapeutics	12,000	53,520
*	Neogen Corp.	1,950	51,363
* #	Neurocrine Biosciences, Inc.	5,200	25,636
* #	Neurogen Corp.	3,993	3,314
*	Neurometric, Inc.	1,300	2,782
* #	Nighthawk Radiology Holdings, Inc.	3,700	28,231
*	NMT Medical, Inc.	900	4,311
* #	Northstar Neuroscience, Inc.	2,800	4,732
*	Novacea, Inc.	676	2,190
* #	NovaMed, Inc.	3,861	15,174
* #	Novavax, Inc.	8,100	24,300
* #	Noven Pharmaceuticals, Inc.	2,800	34,272
* #	NPS Pharmaceuticals, Inc.	5,995	26,977
*	Nutraceutical International Corp.	1,500	19,845
* #	NuVasive, Inc.	4,730	200,221
*	Nuvelo, Inc.	33	25
* #	NxStage Medical, Inc.	4,300	20,855
*	Odyssey Healthcare, Inc.	4,450	48,549
	Omnicare, Inc.	11,400	279,072

30

* #	Omnicell, Inc.	4,100	54,448
* #	Omrix Biopharmaceuticals, Inc.	2,100	38,199
*	Onyx Pharmaceuticals, Inc.	6,700	236,778
*	Optimer Pharmaceuticals, Inc.	1,500	11,130
*	OraSure Technologies, Inc.	5,500	29,920
*	Orchid Cellmark, Inc.	4,500	12,735
*	OSI Pharmaceuticals, Inc.	7,400	261,220
* #	Osiris Therapeutics, Inc.	4,200	58,842
*	Osteotech, Inc.	2,000	12,240
	Owens & Minor, Inc.	5,300	251,644
*	Oxigene, Inc.	4,200	6,930
* #	Pain Therapeutics, Inc.	5,700	46,341
* #	Palomar Medical Technologies, Inc.	2,000	22,120
*	Par Pharmaceutical Companies, Inc.	4,970	90,653
*	Parexel International Corp.	7,591	186,663
*	Patterson Companies, Inc.	15,900	540,759
*	PDI, Inc.	800	6,600
	PDL BioPharma, Inc.	13,500	138,375
*	Pediatrix Medical Group, Inc.	6,200	333,746
* #	Penwest Pharmaceuticals Co.	2,500	7,800
	PerkinElmer, Inc.	16,160	457,005
	Perrigo Co.	12,467	456,417
	Pfizer, Inc.	854,443	16,542,016
	Pharmaceutical Products Development Service, Inc.	15,586	689,057
*	Pharmanet Development Group, Inc.	2,550	43,044
*	Phase Forward, Inc.	3,493	60,569
*	PHC, Inc.	4,100	11,480
*	Pipex Pharmaceuticals, Inc.	133	123
* #	Pozen, Inc.	4,100	56,334
* #	Progenics Pharmaceuticals, Inc.	3,400	55,692
*	Prospect Medical Holdings, Inc.	1,583	5,825
*	Providence Service Corp.	1,740	46,023
* #	ProxyMed, Inc.	700	742
*	PSS World Medical, Inc.	9,005	164,071
	Psychemedics Corp.	688	11,152
* #	Psychiatric Solutions, Inc.	6,900	251,643
*	QuadraMed Corp.	900	1,836
	Quest Diagnostics, Inc.	24,970	1,258,738
*	Questcor Pharmaceuticals, Inc.	2,200	11,198
*	Quidel Corp.	4,170	71,182
* #	Quigley Corp.	1,100	5,962
* #	RadNet, Inc.	4,330	28,232
* #	Regeneration Technologies, Inc.	6,924	68,894
*	Regeneron Pharmaceuticals, Inc.	10,400	206,960
*	RehabCare Group, Inc.	2,300	39,031
*	Repligen Corp.	4,499	25,959
* #	Repros Therapeutics, Inc.	2,053	20,366
*	Res-Care, Inc.	4,200	80,094
*	ResMed, Inc.	9,900	389,961
* #	Rigel Pharmaceuticals, Inc.	4,900	114,366
*	Rochester Medical Corp.	1,392	17,358
* #	Rockwell Medical Technologies, Inc.	1,400	8,526
* #	Salix Pharmaceuticals, Ltd.	5,200	39,936
* #	Sangamo BioSciences, Inc.	5,500	60,940
*	Santarus, Inc.	6,600	16,038

31

* #	Savient Pharmaceuticals, Inc.	7,600	202,464
	Schering-Plough Corp.	188,093	3,837,097
*	SciClone Pharmaceuticals, Inc.	400	716
#	Sciele Pharma, Inc.	5,036	110,339
* #	Seattle Genetics, Inc.	9,620	89,947
* #	Senomyx, Inc.	3,700	19,129
*	Sepracor, Inc.	4,100	88,601
*	Sequenom, Inc.	5,679	43,672
*	SGX Pharmaceuticals, Inc.	2,500	3,450
* #	Sirona Dental Systems, Inc.	7,850	232,831
* #	Somanetics Corp.	1,900	33,592
* #	Somaxon Pharmaceuticals, Inc.	2,400	10,200
*	Sonic Innovations, Inc.	4,200	16,800
* #	SonoSite, Inc.	2,100	64,512
*	Spectranetics Corp.	4,000	43,600
* #	Spectrum Pharmaceuticals, Inc.	3,200	5,760
*	St. Jude Medical, Inc.	43,866	1,787,539
* #	Staar Surgical Co.	2,359	7,903
* #	Stereotaxis, Inc.	4,200	22,134
#	Steris Corp.	8,200	248,050
*	Strategic Diagnostics, Inc.	3,491	12,917
	Stryker Corp.	52,460	3,386,293
* #	Sun Healthcare Group, Inc.	5,300	76,108
*	SunLink Health Systems, Inc.	100	485
*	Sunrise Senior Living, Inc.	6,698	177,363
* #	SuperGen, Inc.	7,300	18,323
* #	SurModics, Inc.	2,600	116,584
*	SXC Health Solutions Corp.	214	3,486
*	Symmetry Medical, Inc.	4,900	72,569
*	Synovis Life Technologies, Inc.	1,700	33,286
* #	Synta Pharmaceuticals Corp.	3,900	27,300
*	Targacept, Inc.	3,900	30,888
*	Techne Corp.	5,233	410,790
* #	Telik, Inc.	2,900	6,293
*	Tenet Healthcare Corp.	62,600	369,340
* #	Tercica, Inc.	5,500	23,430
* #	The Medicines Co.	6,600	120,780
*	Thermo Fisher Scientific, Inc.	53,264	3,143,641
* #	Third Wave Technologies, Inc.	6,000	63,660
* #	Thoratec Corp.	7,860	129,926
* #	Titan Pharmaceuticals, Inc.	5,800	8,874
*	Torreypines Therapeutics, Inc.	3,073	4,087
#	Trimeris, Inc.	2,800	16,632
*	TriZetto Group, Inc.	5,400	115,938
*	U.S. Physical Therapy, Inc.	2,200	37,752
* #	United Therapeutics Corp.	2,880	275,069
	UnitedHealth Group, Inc.	157,234	5,378,975
	Universal Health Services, Inc.	6,400	416,000
* #	Uroplasty, Inc.	1,745	6,282
	Utah Medical Products, Inc.	276	7,728
#	Valeant Pharmaceuticals International	11,465	187,682
*	Vanda Pharmaceuticals, Inc.	100	468
*	Varian Medical Systems, Inc.	16,130	766,820
*	Varian, Inc.	3,800	210,862
*	Vascular Solutions, Inc.	2,000	12,900

32

* #	VCA Antech, Inc.	9,700	304,289
* #	Vertex Pharmaceuticals, Inc.	18,600	532,518
* #	Vical, Inc.	6,307	20,119
* #	ViroPharma, Inc.	10,700	102,613
* #	Vital Images, Inc.	2,500	38,625
	Vital Signs, Inc.	1,853	105,232
*	Vivus, Inc.	8,200	56,088
*	Vnus Medical Technologies	2,100	36,855
*	Volcano Corp.	5,200	72,488
*	Waters Corp.	12,530	770,846
*	Watson Pharmaceuticals, Inc.	14,300	408,408
* #	WebMD Health Corp. Class A	1,200	36,036
*	WellPoint, Inc.	69,646	3,887,640
	West Pharmaceutical Services, Inc.	4,295	203,712
*	Wright Medical Group, Inc.	4,917	145,986
	Wyeth	169,304	7,528,949
*	Xenoport, Inc.	3,400	147,152
* #	XOMA, Ltd.	8,500	17,000
	Young Innovations, Inc.	600	12,276
*	Zimmer Holdings, Inc.	30,018	2,185,310
*	Zoll Medical Corp.	2,700	97,875
* #	Zymogenetics, Inc.	7,900	71,258
Total Health Care			224,071,512

Industrials — (11.6%)
* #	3-D Systems Corp.	2,800	25,648
	3M Co.	90,211	6,996,765
*	A. T. Cross Co. Class A	1,445	11,863
	A.O. Smith Corp.	3,120	112,788
	AAON, Inc.	2,250	47,295
* #	AAR Corp.	5,430	104,690
#	ABM Industries, Inc.	7,200	157,176
* #	Acco Brands Corp.	6,818	104,588
* #	Accuride Corp.	2,900	22,475
	Aceto Corp.	1,500	11,805
*	Active Power, Inc.	6,350	8,890
	Actuant Corp.	7,140	260,681
#	Acuity Brands, Inc.	5,282	281,267
	Administaff, Inc.	2,800	78,176
*	Aerosonic Corp.	100	342
*	AGCO Corp.	11,874	717,546
*	Air Transport Services Group, Inc.	2,800	4,620
* #	Airtran Holdings, Inc.	11,500	34,500
	Alamo Group, Inc.	1,589	36,785
* #	Alaska Air Group, Inc.	4,116	80,385
	Albany International Corp. Class A	3,900	134,979
	Alexander & Baldwin, Inc.	5,300	272,791
*	Allegiant Travel Co.	2,300	48,070
* #	Alliant Techsystems, Inc.	4,350	472,236
* #	Allied Defense Group, Inc.	700	4,970
*	Allied Waste Industries, Inc.	51,677	696,089
* #	Amerco, Inc.	3,000	178,530
	American Ecology Corp.	2,200	63,184
#	American Railcar Industries, Inc.	3,464	72,502
*	American Reprographics Co.	6,045	110,563

33

#	American Science & Engineering, Inc.	1,100	56,342
* #	American Superconductor Corp.	5,504	194,181
#	American Woodmark Corp.	1,700	38,301
	Ameron International Corp.	1,200	137,604
	Ametek, Inc.	13,315	683,060
	Ampco-Pittsburgh Corp.	1,291	60,238
* #	AMR Corp.	24,000	172,560
#	Amrep Corp.	786	39,308
	Angelica Corp.	1,300	28,223
	Apogee Enterprises, Inc.	3,400	80,716
* #	Applied Energetics, Inc.	3,200	6,496
	Applied Industrial Technologies, Inc.	2,475	68,087
	Applied Signal Technologies, Inc.	2,100	32,487
*	Argan, Inc.	1,600	19,800
*	Argon ST, Inc.	2,900	70,006
#	Arkansas Best Corp.	3,830	142,323
* #	Astec Industries, Inc.	3,360	130,738
*	Astronics Corp.	1,037	18,075
* #	Atlas Air Worldwide Holding, Inc.	2,825	174,868
	Avery Dennison Corp.	12,011	619,527
*	Avis Budget Group, Inc.	11,696	162,808
*	Axsys Technologies, Inc.	1,500	88,740
* #	AZZ, Inc.	1,630	51,149
	B.F. Goodrich Co.	15,702	1,017,647
	Badger Meter, Inc.	1,900	93,385
*	Baker (Michael) Corp.	1,199	26,942
	Baldor Electric Co.	4,500	158,400
*	Baldwin Technology Co., Inc. Class A	2,868	9,034
	Barnes Group, Inc.	7,309	233,449
	Barrett Business Services, Inc.	1,200	15,780
*	BE Aerospace, Inc.	11,600	405,420
* #	Beacon Roofing Supply, Inc.	3,800	46,398
	Belden, Inc.	6,600	276,474
*	Blount International, Inc.	6,400	89,664
#	BlueLinx Holdings, Inc.	4,700	22,372
	Boeing Co.	93,530	7,741,478
	Brady Co. Class A	6,120	236,905
	Briggs & Stratton Corp.	7,176	105,846
*	BTU International, Inc.	1,200	14,112
	Bucyrus International, Inc.	9,758	690,671
* #	Builders FirstSource, Inc.	2,600	19,032
	Burlington Northern Santa Fe Corp.	43,695	4,939,720
#	C&D Technologies, Inc.	4,600	28,428
	C.H. Robinson Worldwide, Inc.	21,970	1,417,065
*	Cano Petroleum, Inc.	5,800	46,400
* #	Capstone Turbine Corp.	22,255	83,679
	Carlisle Companies, Inc.	6,800	227,324
#	Cascade Corp.	1,500	75,540
*	Casella Waste Systems, Inc. Class A	3,200	35,712
	Caterpillar, Inc.	78,910	6,521,122
*	CBIZ, Inc.	7,800	66,456
	CDI Corp.	2,900	82,650
*	CECO Environmental Corp.	2,100	13,335
*	Celadon Group, Inc.	3,250	37,050
* #	Cenveo, Inc.	6,400	74,752

34

*	Ceradyne, Inc.	3,275	141,251
*	Chart Industries, Inc.	3,800	159,182
	Chase Corp.	1,500	28,125
* #	ChoicePoint, Inc.	8,885	432,522
	Cintas Corp.	20,910	617,263
	CIRCOR International, Inc.	2,404	128,398
	Clarcor, Inc.	6,820	296,124
*	Clean Harbors, Inc.	2,900	205,987
* #	Coleman Cable, Inc.	1,000	11,100
*	Columbus McKinnon Corp.	2,740	78,117
	Comfort Systems USA, Inc.	5,689	75,607
*	Commercial Vehicle Group, Inc.	2,400	33,456
*	COMSYS IT Partners, Inc.	2,000	20,080
* #	Consolidated Graphics, Inc.	1,600	87,888
* #	Continental Airlines, Inc.	10,600	152,746
#	Con-way, Inc.	5,730	279,681
	Cooper Industries, Ltd.	18,416	858,738
*	Copart, Inc.	11,599	521,955
	Corporate Executive Board Co.	4,300	194,231
*	Corrections Corp. of America	16,200	417,636
* #	CoStar Group, Inc.	2,500	117,250
*	Covanta Holding Corp.	20,010	559,680
*	Covenant Transport Group Class A	100	474
*	CPI Aerostructures, Inc.	1,400	11,046
* #	CRA International, Inc.	1,500	52,305
	Crane Co.	7,940	362,461
* #	Crocs, Inc.	9,100	92,911
	CSX Corp.	50,700	3,501,342
	Cubic Corp.	3,600	91,008
	Cummins, Inc.	25,024	1,762,190
	Curtiss-Wright Corp.	5,930	305,454
	Danaher Corp.	38,320	2,995,858
#	Deere & Co.	54,868	4,462,963
*	Delta Air Lines, Inc.	31,800	195,570
	Deluxe Corp.	6,090	137,208
#	Diamond Management & Technology Consultants, Inc.	3,500	18,550
* #	Document Securities Systems, Inc.	1,600	9,152
* #	Dollar Thrifty Automotive Group, Inc.	1,600	22,400
	Donaldson Co., Inc.	10,900	561,132
* #	Double Eagle Petroleum Co.	1,642	32,544
	Dover Corp.	24,554	1,327,880
	DRS Technologies, Inc.	5,520	434,866
*	Ducommun, Inc.	1,300	41,171
*	DXP Enterprises, Inc.	900	37,026
*	Dynamex, Inc.	1,200	30,084
	Dynamic Materials Corp.	1,400	60,732
*	DynCorp International, Inc. Class A	6,580	112,452
#	Eagle Bulk Shipping, Inc.	6,545	218,210
* #	Eagle Test Systems, Inc.	3,200	36,896
	Eastern Co.	600	9,873
	Eaton Corp.	21,599	2,088,191
	Electro Rent Corp.	3,600	50,832
*	EMCOR Group, Inc.	9,190	269,727
	Emerson Electric Co.	100,892	5,869,897
#	Encore Wire Corp.	3,200	72,480

35

* #	Energy Conversion Devices, Inc.	5,400	342,792
* #	Energy Focus, Inc.	2,200	5,236
*	EnerSys	7,200	224,712
* #	ENGlobal Corp.	3,300	33,891
	Ennis, Inc.	3,900	73,671
*	EnPro Industries, Inc.	2,876	115,328
	Equifax, Inc.	16,869	643,721
*	ESCO Technologies, Inc.	3,436	176,988
*	Esterline Technologies Corp.	4,015	248,649
* #	Evergreen Solar, Inc.	14,400	149,760
* #	Exide Technologies	9,205	151,790
	Expeditors International of Washington, Inc.	27,566	1,297,807
*	Exponent, Inc.	2,100	68,502
* #	ExpressJet Holdings, Inc.	4,000	8,120
#	Fastenal Co.	19,206	949,545
	Federal Signal Corp.	6,198	83,549
	FedEx Corp.	35,900	3,292,389
*	First Solar, Inc.	16,890	4,518,751
* #	Flanders Corp.	3,983	28,518
*	Flow International Corp.	5,297	53,818
	Flowserve Corp.	7,500	1,038,900
	Fluor Corp.	11,153	2,080,592
	Forward Air Corp.	3,601	133,417
*	Foster Wheeler, Ltd.	15,200	1,157,784
#	Franklin Electric Co., Inc.	3,100	125,550
	Freightcar America, Inc.	1,800	78,480
*	FTI Consulting, Inc.	6,525	391,892
* #	Fuel Tech, Inc.	500	12,720
* #	FuelCell Energy, Inc.	6,300	63,819
*	Furmanite Corp.	4,200	38,094
	G & K Services, Inc. Class A	2,900	101,471
*	Gardner Denver Machinery, Inc.	7,191	381,554
	GATX Corp.	6,300	310,653
* #	Gehl Co.	800	12,800
#	Genco Shipping & Trading, Ltd.	1,900	133,456
#	Gencorp, Inc.	7,446	61,951
* #	General Cable Corp.	6,730	476,484
	General Dynamics Corp.	51,090	4,707,944
	General Electric Co.	1,290,389	39,640,750
* #	Genesee & Wyoming, Inc.	4,325	176,547
*	GeoEye, Inc.	2,626	44,773
* #	GeoPetro Resources Co.	3,000	7,410
*	Global Cash Access, Inc.	9,600	68,640
#	Gorman-Rupp Co.	2,118	92,980
*	GP Strategies Corp.	2,286	22,769
	Graco, Inc.	8,025	324,210
* #	Graftech International, Ltd.	13,488	356,083
	Graham Corp.	1,000	68,440
#	Granite Construction, Inc.	6,100	222,406
#	Greenbrier Companies, Inc.	2,200	57,750
* #	Griffon Corp.	3,400	30,736
	Hardinge, Inc.	1,430	20,092
	Harsco Corp.	10,988	695,760
*	Hawaiian Holdings, Inc.	5,600	40,992
	Healthcare Services Group, Inc.	6,070	107,075

36

#	Heartland Express, Inc.	13,058	201,093
#	Heico Corp.	1,500	76,095
	Heico Corp. Class A	2,090	82,806
#	Heidrick & Struggles International, Inc.	2,500	71,625
	Herman Miller, Inc.	7,100	176,080
*	Hexcel Corp.	11,000	291,060
*	Hill International, Inc.	5,000	80,750
	Hi-Shear Technology Corp.	1,200	14,220
#	HNI Corp.	5,200	130,416
* #	Hoku Scientific, Inc.	2,500	19,250
	Honeywell International, Inc.	92,950	5,541,679
#	Horizon Lines, Inc. Class A	4,190	52,668
	Houston Wire & Cable Co.	2,400	51,792
* #	HQ Sustainable Maritime Industries, Inc.	1,500	23,025
*	Hub Group, Inc. Class A	4,600	165,968
#	Hubbell, Inc. Class A	54	2,853
#	Hubbell, Inc. Class B	5,800	271,266
*	Hudson Highland Group, Inc.	3,120	39,094
* #	Hurco Companies, Inc.	900	32,607
*	Huron Consulting Group, Inc.	2,350	125,937
*	Huttig Building Products, Inc.	2,100	4,914
*	ICT Group, Inc.	1,500	15,900
	IDEX Corp.	9,915	385,099
*	IHS, Inc.	6,317	376,241
*	II-VI, Inc.	4,000	156,440
	IKON Office Solutions, Inc.	15,764	190,587
	Illinois Tool Works, Inc.	64,521	3,464,778
*	Industrial Distribution Group, Inc.	100	1,208
* #	Innerworkings, Inc.	6,160	79,033
* #	Innovative Solutions & Support, Inc.	1,900	14,706
* #	Insituform Technologies, Inc. Class A	3,700	68,228
	Insteel Industries, Inc.	2,600	41,678
*	Integrated Electrical Services, Inc.	2,000	36,520
* #	InterDigital, Inc.	6,000	149,940
*	Interline Brands, Inc.	3,781	67,529
*	Intersections, Inc.	2,400	22,512
	ITT Industries, Inc.	22,885	1,510,410
	J.B. Hunt Transport Services, Inc.	16,200	564,408
*	Jacobs Engineering Group, Inc.	15,323	1,452,314
* #	JetBlue Airways Corp.	15,600	61,932
	Joy Global, Inc.	13,915	1,172,060
*	Kadant, Inc.	900	24,057
	Kaman Corp. Class A	3,500	90,650
*	Kansas City Southern	10,665	532,823
	Kaydon Corp.	3,616	220,974
	KBR, Inc.	28,301	982,328
	Kelly Services, Inc. Class A	4,411	92,631
*	Kenexa Corp.	2,100	42,294
	Kennametal, Inc.	9,845	380,509
*	Key Technology, Inc.	844	30,865
*	Kforce, Inc.	4,800	44,400
* #	Kirby Corp.	7,000	389,620
#	Knight Transportation, Inc.	10,256	187,275
	Knoll, Inc.	5,546	82,247
* #	Korn/Ferry International	6,900	115,920

37

*	K-Tron International, Inc.	458	62,645
	L-3 Communications Holdings, Inc.	15,492	1,663,686
*	LaBarge, Inc.	2,598	34,294
*	Ladish Co., Inc.	1,800	58,518
	Landstar Systems, Inc.	6,700	373,324
	Lawson Products, Inc.	200	5,198
*	Layne Christensen Co.	2,630	134,472
*	Learning Tree International, Inc.	2,492	44,108
*	LECG Corp.	3,300	33,330
	Lennox International, Inc.	8,000	257,760
	Lincoln Electric Holdings, Inc.	5,571	459,496
#	Lindsay Corp.	1,500	157,500
*	LMI Aerospace, Inc.	2,000	41,600
	Lockheed Martin Corp.	50,310	5,505,926
	LSI Industries, Inc.	2,625	27,930
*	Lydall, Inc.	600	9,204
* #	M&F Worldwide Corp.	3,100	110,949
*	Mac-Gray Corp.	400	4,208
*	Magnetek, Inc.	5,200	23,400
*	MAIR Holdings, Inc.	700	2,940
*	Manitex International, Inc.	1,533	8,294
	Manpower, Inc.	10,391	654,633
*	Marten Transport, Ltd.	2,939	52,667
#	Masco Corp.	49,460	916,988
	McGrath Rentcorp.	3,434	94,881
* #	Medis Technologies, Ltd.	100	619
* #	Mesa Air Group, Inc.	1,600	1,152
	Met-Pro Corp.	2,060	27,769
*	Mettler Toledo International, Inc.	4,420	458,354
* #	MFRI, Inc.	1,091	17,009
* #	Microvision, Inc.	7,300	25,258
* #	Middleby Corp.	2,200	125,598
*	Milacron, Inc.	300	384
*	Miller Industries, Inc.	1,500	16,785
	Mine Safety Appliances Co.	4,700	193,828
* #	Mobile Mini, Inc.	4,800	116,016
* #	Monster Worldwide, Inc.	15,400	380,226
* #	Moog, Inc. Class A	5,425	245,970
*	Moog, Inc. Class B	116	5,249
	MSC Industrial Direct Co., Inc. Class A	5,867	319,752
*	MTC Technologies, Inc.	1,900	45,277
	Mueller Industries, Inc.	5,385	192,729
	Mueller Water Products, Inc. Class B	10,861	107,524
	Multi-Color Corp.	1,543	34,332
	NACCO Industries, Inc. Class A	700	60,802
*	National Technical Systems, Inc.	1,200	6,660
*	Navigant Consulting, Inc.	6,357	128,094
* #	NCI Building Systems, Inc.	2,400	74,976
	Nordson Corp.	4,309	309,602
	Norfolk Southern Corp.	49,533	3,337,534
*	North America Galvanizing & Coatings, Inc.	1,350	10,382
	Northrop Grumman Corp.	42,488	3,206,144
*	Northwest Airlines Corp.	5,700	40,242
* #	Odyssey Marine Exploration, Inc.	600	2,946
*	Old Dominion Freight Line, Inc.	5,386	162,549

38

#	Omega Flex, Inc.	1,444	25,891
*	On Assignment, Inc.	5,200	43,368
*	Orbital Sciences Corp.	7,600	197,296
#	Oshkosh Truck Corp. Class B	9,240	373,388
*	Owens Corning, Inc.	7,002	180,862
*	P.A.M. Transportation Services, Inc.	1,300	19,058
	Paccar, Inc.	42,111	2,248,306
	Pacer International, Inc.	6,340	142,396
	Pall Corp.	16,079	656,184
	Parker Hannifin Corp.	21,253	1,799,492
*	Park-Ohio Holdings Corp.	1,300	19,526
* #	Patriot Transportation Holding, Inc.	25	2,247
*	Peerless Manufacturing Co.	500	23,230
	Pentair, Inc.	13,492	505,006
*	Perini Corp.	3,200	123,168
* #	PHH Corp.	6,058	114,072
*	Pike Electric Corp.	4,898	76,360
* #	Pinnacle Airlines Corp.	2,100	13,671
	Pitney Bowes, Inc.	26,515	962,760
* #	Plug Power, Inc.	11,600	36,424
	Portec Rail Products, Inc.	1,118	13,584
*	Powell Industries, Inc.	1,600	85,552
* #	Power-One, Inc.	10,900	33,136
	Precision Castparts Corp.	17,049	2,059,519
* #	Protection One, Inc.	3,276	27,879
*	Quality Distribution, Inc.	2,104	7,364
*	Quanex Building Products Corp.	4,970	87,472
* #	Quanta Services, Inc.	22,182	710,711
	Quixote Corp.	1,000	10,200
	R. R. Donnelley & Sons Co.	29,142	956,732
	Raven Industries, Inc.	2,448	92,412
	Raytheon Co.	54,530	3,482,286
*	RBC Bearings, Inc.	3,000	113,040
*	RCM Technologies, Inc.	1,300	5,616
	Regal-Beloit Corp.	3,500	162,750
*	Republic Airways Holdings, Inc.	5,300	64,554
	Republic Services, Inc.	23,750	782,088
	Resources Connection, Inc.	5,900	123,959
	Robbins & Myers, Inc.	4,500	182,205
	Robert Half International, Inc.	20,600	506,348
	Rockwell Automation, Inc.	17,830	1,043,947
	Rockwell Collins, Inc.	21,300	1,307,181
	Rollins, Inc.	13,320	211,921
	Roper Industries, Inc.	11,630	756,415
*	Rush Enterprises, Inc. Class A	3,300	53,394
*	Rush Enterprises, Inc. Class B	400	6,016
	Ryder System, Inc.	7,669	563,135
*	Saia, Inc.	750	10,433
	Schawk, Inc.	4,199	70,291
* #	School Specialty, Inc.	2,700	84,753
*	Shaw Group, Inc.	10,300	628,300
*	SIFCO Industries, Inc.	400	5,140
#	Simpson Manufacturing Co., Inc.	5,300	139,814
	Skywest, Inc.	7,780	120,279
*	SL Industries, Inc.	956	14,053

39

	Southwest Airlines Co.	99,237	1,296,035
*	Sparton Corp.	200	920
* #	Spherion Corp.	3,400	17,102
* #	Spire Corp.	1,300	18,694
	SPX Corp.	6,839	908,766
*	Standard Parking Corp.	2,600	55,744
	Standard Register Co.	2,800	33,264
	Standex International Corp.	1,920	39,648
*	Stanley, Inc.	5,000	157,800
	Steelcase, Inc. Class A	11,122	140,137
*	Stericycle, Inc.	11,300	658,790
*	Sterling Construction Co., Inc.	2,400	47,736
	Sun Hydraulics, Inc.	2,290	91,852
*	Superior Essex, Inc.	2,900	126,150
* #	Synutra International, Inc.	900	29,529
	Sypris Solutions, Inc.	3,211	14,417
	TAL International Group, Inc.	4,578	123,011
*	Taleo Corp. Class A	3,198	63,288
* #	Taser International, Inc.	8,500	59,755
*	Team, Inc.	2,500	80,100
	Technology Research Corp.	200	600
	Tecumseh Products Co. Class A	900	31,419
*	Teledyne Technologies, Inc.	4,800	267,264
	Teleflex, Inc.	5,020	296,732
*	TeleTech Holdings, Inc.	7,700	198,968
	Tennant Co.	2,400	84,408
*	Terex Corp.	12,700	906,145
*	Tetra Tech, Inc.	7,565	200,019
	Textron, Inc.	30,664	1,918,033
*	The Advisory Board Co.	2,300	106,191
	The Brink’s Co.	6,100	442,128
	The Dun & Bradstreet Corp.	7,420	678,040
*	The Geo Group, Inc.	6,700	154,033
	The Manitowoc Co., Inc.	17,020	662,078
* #	Thomas & Betts Corp.	6,500	276,055
	Thomas Group, Inc.	900	2,313
	Timken Co.	12,775	467,948
#	Titan International, Inc.	3,600	142,308
	Todd Shipyards Corp.	700	10,248
	Toro Co.	5,140	200,871
*	Trailer Bridge, Inc.	1,489	9,202
	Trane, Inc.	23,200	1,076,944
*	TransDigm Group, Inc.	6,086	265,350
* #	TRC Companies, Inc.	3,000	15,540
	Tredegar Industries, Inc.	4,360	63,700
* #	Trex Co., Inc.	2,100	23,520
#	Trinity Industries, Inc.	10,990	448,942
	Triumph Group, Inc.	600	37,314
*	TrueBlue, Inc.	4,000	58,240
*	TurboChef Technologies, Inc.	3,600	24,228
	Twin Disc, Inc.	1,200	22,800
*	U.S. Home Systems, Inc.	1,400	6,580
	UAL Corp.	13,050	111,447
* #	Ultralife Batteries, Inc.	2,100	26,523
	Union Pacific Corp.	66,674	5,487,937

40

	United Parcel Service, Inc.	87,730	6,230,585
*	United Rentals, Inc.	8,700	179,133
*	United Stationers, Inc.	3,300	139,722
	United Technologies Corp.	122,918	8,732,095
	Universal Forest Products, Inc.	2,400	81,432
*	Universal Security Instruments, Inc.	400	2,540
* #	Universal Truckload Services, Inc.	2,268	55,248
*	UQM Technologies, Inc.	2,500	6,325
*	URS Corp.	10,100	482,881
* #	US Airways Group, Inc.	783	3,101
*	USA Truck, Inc.	1,300	16,614
*	USG Corp.	12,990	442,310
	Valmont Industries, Inc.	3,300	378,972
*	Versar, Inc.	1,500	7,800
	Viad Corp.	2,850	93,993
	Vicor Corp.	3,500	39,515
*	Volt Information Sciences, Inc.	3,300	49,368
	VSE Corp.	800	27,496
	W.W. Grainger, Inc.	9,952	908,220
	Wabash National Corp.	3,600	30,888
	Wabtec Corp.	6,100	284,077
	Walter Industries, Inc.	6,600	615,384
* #	Waste Connections, Inc.	8,890	291,859
	Waste Management, Inc.	63,598	2,412,272
#	Watsco, Inc. Class A	3,600	167,400
	Watson Wyatt & Co. Holdings	5,700	333,849
#	Watts Water Technologies, Inc.	4,070	115,425
*	WCA Waste Corp.	2,800	15,428
#	Werner Enterprises, Inc.	10,441	197,753
*	WESCO International, Inc.	5,600	248,136
*	Westaff, Inc.	1,500	3,060
#	Western Refining, Inc.	2,100	26,649
#	Woodward Governor Co.	8,700	350,349
* #	YRC Worldwide, Inc.	6,800	118,728
Total Industrials			240,280,115

Information Technology — (15.2%)
*	3Com Corp.	25,173	63,436
* #	Acacia Research-Acacia Technologies	3,410	18,516
* #	Access Integrated Technologies, Inc.	2,400	5,160
*	ACI Worldwide, Inc.	4,700	81,827
*	Actel Corp.	2,800	48,020
*	ActivIdentity Corp.	5,900	16,756
*	Activision, Inc.	36,688	1,238,220
*	Actuate Corp.	7,600	37,696
	Acxiom Corp.	3,200	46,944
*	Adaptec, Inc.	10,595	34,222
*	ADC Telecommunications, Inc.	10,645	167,552
*	ADDvantage Technologies Group, Inc.	500	1,840
* #	Adept Technology, Inc.	700	5,873
*	Adobe Systems, Inc.	69,465	3,060,628
	Adtran, Inc.	6,928	172,438
*	Advanced Analogic Technologies, Inc.	6,028	42,075
*	Advanced Energy Industries, Inc.	5,695	90,209
*	Advanced Micro Devices, Inc.	50,800	349,504

41

* #	Advent Software, Inc.	3,700	158,989
*	Aehr Test Systems	1,675	14,640
*	Aetrium, Inc.	500	1,565
*	Affiliated Computer Services, Inc. Class A	13,490	731,158
*	Agilent Technologies, Inc.	43,586	1,629,681
#	Agilysys, Inc.	2,000	20,880
*	Airspan Networks, Inc.	107	95
* #	Akamai Technologies, Inc.	27,400	1,069,970
*	Alliance Data Systems Corp.	9,600	576,384
	Altera Corp.	37,700	872,378
*	Amdocs, Ltd.	18,851	609,076
* #	American Commercial Lines, Inc.	10,660	163,524
	American Software, Inc. Class A	2,600	17,004
*	Amkor Technology, Inc.	23,527	250,798
	Amphenol Corp.	22,200	1,035,186
*	Amtech Systems, Inc.	1,300	12,779
* #	Anadigics, Inc.	7,600	93,936
	Analog Devices, Inc.	37,200	1,306,092
*	Anaren, Inc.	2,000	26,020
* #	Anixter International, Inc.	4,800	312,048
*	Ansoft Corp.	3,000	109,440
* #	Ansys, Inc.	10,130	479,149
*	Apple, Inc.	109,444	20,657,555
	Applied Materials, Inc.	160,110	3,171,779
* #	Applied Micro Circuits Corp.	6,625	64,991
* #	Ariba, Inc.	11,700	173,628
*	Arris Group, Inc.	16,461	154,075
*	Arrow Electronics, Inc.	16,555	507,576
*	Art Technology Group, Inc.	16,600	62,250
*	Asyst Technologies, Inc.	5,400	19,170
* #	Atheros Communications	7,151	238,986
	Atlantic Tele-Network, Inc.	2,300	68,908
*	Atmel Corp.	57,507	257,056
*	ATMI, Inc.	4,600	137,678
*	Autobytel, Inc.	4,600	7,682
* #	Autodesk, Inc.	27,180	1,118,729
	Automatic Data Processing, Inc.	62,517	2,691,357
* #	Avid Technology, Inc.	4,701	100,883
*	Avnet, Inc.	19,703	581,633
*	Avocent Corp.	5,646	111,396
	AVX Corp.	23,230	309,424
*	Aware, Inc.	3,300	11,946
*	Axcelis Technologies, Inc.	12,900	73,659
*	AXT, Inc.	5,700	26,334
* #	Bankrate, Inc.	2,420	122,210
* #	BearingPoint, Inc.	20,400	27,744
	Bel Fuse, Inc. Class A	173	5,302
	Bel Fuse, Inc. Class B	1,440	37,714
*	Benchmark Electronics, Inc.	10,001	177,718
*	BigBand Networks, Inc.	7,800	41,340
	Black Box Corp.	2,554	73,300
	Blackbaud, Inc.	5,900	139,594
* #	Blackboard, Inc.	3,830	145,080
*	Blue Coat Systems, Inc.	4,133	74,890
*	BMC Software, Inc.	25,600	1,026,560

42

*	Bookham, Inc.	11,900	24,157
*	Borland Software Corp.	10,100	14,241
*	Bottomline Technologies, Inc.	3,900	38,805
*	Brightpoint, Inc.	10,917	107,532
*	Broadcom Corp.	53,800	1,543,522
	Broadridge Financial Solutions, Inc.	18,005	405,833
*	Brocade Communications Systems, Inc.	49,925	402,396
*	Brooks Automation, Inc.	9,478	96,581
*	BSQUARE Corp.	1,900	9,063
	CA, Inc.	66,440	1,763,318
* #	Cabot Microelectronics Corp.	3,200	118,720
*	CACI International, Inc. Class A	4,435	226,052
*	Cadence Design Systems, Inc.	33,800	392,756
*	CalAmp Corp.	5,615	14,094
*	California Micro Devices Corp.	3,200	11,424
*	Callidus Software, Inc.	3,130	19,030
*	CallWave, Inc.	2,080	5,054
	CAM Commerce Solutions, Inc.	669	24,238
*	Captaris, Inc.	4,088	17,824
*	Cascade Microtech, Inc.	2,100	16,485
	Cass Information Systems, Inc.	1,300	41,301
*	Catalyst Semiconductor, Inc.	2,500	11,250
*	Catapult Communications Corp.	2,755	20,304
*	CEVA, Inc.	3,300	27,621
*	Checkpoint Systems, Inc.	5,700	148,029
*	Cherokee International Corp.	1,757	5,095
*	Chordiant Software, Inc.	3,560	22,855
*	Ciber, Inc.	1,500	10,530
* #	Ciena Corp.	10,217	312,232
*	Cirrus Logic, Inc.	12,400	81,344
*	Cisco Sytems, Inc.	727,780	19,446,282
*	Citrix Systems, Inc.	24,206	828,571
* #	CMGI, Inc.	6,506	97,460
*	CNET Networks, Inc.	20,035	229,401
* #	Cogent, Inc.	11,500	137,655
	Cognex Corp.	6,295	175,379
*	Cognizant Technology Solutions Corp.	35,890	1,266,199
	Cohu, Inc.	3,300	56,463
* #	CommScope, Inc.	9,113	499,848
	Communications Systems, Inc.	1,155	12,763
*	Computer Sciences Corp.	20,573	1,011,163
*	Compuware Corp.	36,116	368,022
*	Comtech Telecommunications Corp.	3,316	153,531
*	Concur Technologies, Inc.	6,050	221,854
* #	Convera Corp.	7,900	10,981
*	Convergys Corp.	17,200	277,436
	Corning, Inc.	195,798	5,353,117
*	CPI International, Inc.	2,100	25,599
*	Credence Systems Corp.	9,700	10,476
* #	Cree, Inc.	12,030	305,803
*	CSG Systems International, Inc.	5,300	70,384
	CTS Corp.	800	8,704
*	Cyberoptics Corp.	1,497	13,413
*	Cybersource Corp.	9,263	179,795
* #	Cymer, Inc.	4,100	126,772

43

*	Cypress Semiconductor Corp.	20,038	558,659
#	Daktronics, Inc.	5,100	102,969
*	Datalink Corp.	2,266	10,764
	Dataram Corp.	175	569
* #	DealerTrack Holdings, Inc.	5,190	109,198
*	Dell, Inc.	264,543	6,100,362
	Diebold, Inc.	7,800	307,788
*	Digi International, Inc.	3,300	29,766
*	Digimarc Corp.	3,229	35,874
*	Digital River, Inc.	4,800	192,288
* #	Diodes, Inc.	5,500	155,265
*	Ditech Networks, Inc.	464	1,104
*	Dolby Laboratories, Inc.	6,130	294,301
*	Dot Hill Systems Corp.	5,900	17,700
*	DSP Group, Inc.	2,420	20,183
* #	DST Systems, Inc.	7,500	475,500
*	DTS, Inc.	2,300	77,050
*	Dycom Industries, Inc.	5,033	86,316
*	Dynamics Research Corp.	1,200	12,864
*	EarthLink, Inc.	14,200	136,320
* #	eBay, Inc.	168,365	5,052,634
*	Ebix, Inc.	369	33,350
* #	Echelon Corp.	5,100	75,276
*	Echostar Holding Corp.	4,734	176,768
* #	EDGAR Online, Inc.	1,900	4,370
*	Edgewater Technology, Inc.	1,300	6,682
*	EFJ, Inc.	2,700	3,996
*	Electro Scientific Industries, Inc.	3,324	52,519
* #	Electroglas, Inc.	181	340
*	Electronic Arts, Inc.	40,420	2,029,084
	Electronic Data Systems Corp.	66,550	1,629,810
*	Electronics for Imaging, Inc.	7,600	125,932
* #	Elixir Gaming Technologies, Inc.	13,000	18,980
* #	eLoyalty Corp.	1,000	8,360
*	EMC Corp.	261,529	4,561,066
* #	EMCORE Corp.	5,664	44,519
*	EMS Technologies, Inc.	2,300	62,974
*	Emulex Corp.	11,660	163,473
*	Endwave Corp.	1,400	9,576
*	Entegris, Inc.	16,312	125,439
*	Entorian Technologies, Inc.	5,200	5,460
*	Entrust, Inc.	7,000	19,600
*	Epicor Software Corp.	7,844	67,302
* #	EPIQ Systems, Inc.	5,058	83,406
*	Equinix, Inc.	4,010	382,915
* #	Euronet Worldwide, Inc.	6,630	129,683
*	Exar Corp.	100	786
*	Excel Technology, Inc.	1,600	41,632
*	Extreme Networks, Inc.	16,300	52,975
*	F5 Networks, Inc.	9,500	285,475
#	Factset Research Systems, Inc.	6,050	391,496
	Fair Isaac Corp.	4,735	119,653
*	Fairchild Semiconductor Corp. Class A	15,834	237,510
* #	FalconStor Software, Inc.	6,200	55,428
* #	Faro Technologies, Inc.	2,330	66,801

44

*	FEI Co.	5,200	121,888
	Fidelity National Information Services, Inc.	26,126	1,052,355
* #	Finisar Corp.	35,300	64,952
*	Fiserv, Inc.	21,600	1,130,976
* #	Flir Systems, Inc.	17,100	674,082
* #	FormFactor, Inc.	6,000	130,980
*	Forrester Research, Inc.	3,400	102,714
* #	FortuNet, Inc.	1,200	7,572
*	Foundry Networks, Inc.	19,493	265,105
	Frequency Electronics, Inc.	1,300	8,710
*	FSI International, Inc.	2,300	4,025
* #	Gartner Group, Inc.	13,900	302,881
*	Gerber Scientific, Inc.	3,100	31,031
	Gevity HR, Inc.	2,800	20,916
	Global Payments, Inc.	10,601	500,579
*	Glu Mobile, Inc.	100	493
*	Goldleaf Financial Solutions, Inc.	1,800	3,690
*	Google, Inc.	28,940	16,953,052
*	Greenfield Online, Inc.	3,780	48,157
* #	GSE Systems, Inc.	2,000	17,200
*	GSI Technology, Inc.	2,262	9,297
*	GTSI Corp.	200	1,538
*	Guidance Software, Inc.	3,393	33,896
*	Hackett Group, Inc.	5,500	29,040
*	Harmonic, Inc.	11,300	108,706
	Harris Corp.	16,640	1,094,579
*	Harris Stratex Networks, Inc. Class A	2,675	30,067
*	Hauppauge Digital, Inc.	500	1,150
#	Heartland Payment Systems, Inc.	4,900	126,469
#	Henry Jack & Associates, Inc.	11,650	277,270
*	Hewitt Associates, Inc. Class A	13,349	522,747
	Hewlett-Packard Co.	335,500	15,788,630
*	hi/fn, Inc.	1,200	6,072
*	Hittite Microwave Corp.	4,220	168,589
*	Hughes Communications, Inc.	2,900	134,531
* #	Hutchinson Technology, Inc.	3,300	47,520
*	Hypercom Corp.	6,381	31,075
* #	I.D. Systems, Inc.	1,087	8,000
* #	i2 Technologies, Inc.	2,266	27,192
#	iBasis, Inc.	5,538	18,552
*	iGATE Capital Corp.	7,000	59,850
* #	iGo, Inc.	4,500	5,850
* #	Ikanos Communications	3,200	11,392
* #	I-many, Inc.	7,975	8,055
	Imation Corp.	1,727	45,178
#	Imergent, Inc.	1,500	17,250
*	Immersion Corp.	3,300	28,281
*	InFocus Corp.	300	513
*	Informatica Corp.	11,800	212,400
	InfoSpace, Inc.	4,910	44,828
	infoUSA, Inc.	7,300	40,953
*	Ingram Micro, Inc.	23,570	427,324
*	Innodata Isogen, Inc.	4,054	12,689
*	Insight Enterprises, Inc.	6,835	91,589
	Integral Systems, Inc.	1,300	51,467

45

*	Integrated Device Technology, Inc.	21,924	247,303
*	Integrated Silicon Solution, Inc.	1,255	7,656
	Intel Corp.	718,888	16,663,824
*	Intelli-Check, Inc.	2,172	5,886
* #	Interactive Intelligence, Inc.	2,300	29,969
* #	Intermec, Inc.	8,000	180,800
* #	Internap Network Services Corp.	5,200	27,404
	International Business Machines Corp.	174,077	22,530,786
*	International Rectifier Corp.	8,475	196,451
*	Internet Brands, Inc.	400	2,836
*	Internet Capital Group, Inc.	3,900	39,234
*	Interphase Corp.	1,500	5,580
	Intersil Corp.	15,600	434,772
*	Intervoice, Inc.	5,200	33,592
*	Interwoven, Inc.	6,650	89,177
*	Intest Corp.	500	898
*	Intevac, Inc.	2,600	29,900
*	IntriCon Corp.	800	6,240
*	Intuit, Inc.	41,130	1,191,125
*	INX, Inc.	758	9,574
*	Iomega Corp.	7,600	29,184
*	iPass, Inc.	7,600	16,340
*	iPCS, Inc.	2,100	63,000
*	IPG Photonics Corp.	2,500	50,225
*	Iron Mountain, Inc.	24,307	729,939
*	Iteris, Inc.	2,900	8,642
* #	Itron, Inc.	4,020	392,272
*	Ixia	6,500	52,585
*	IXYS Corp.	3,820	44,541
*	j2 Global Communications, Inc.	5,950	157,794
	Jabil Circuit, Inc.	22,200	282,384
*	JDA Software Group, Inc.	4,400	89,760
* #	JDS Uniphase Corp.	30,088	372,189
* #	Juniper Networks, Inc.	63,804	1,755,886
*	Jupitermedia Corp.	700	1,302
	Keithley Instruments, Inc.	1,800	18,432
* #	Kemet Corp.	3,400	13,702
*	Key Tronic Corp.	500	1,800
*	Keynote Systems, Inc.	2,500	33,750
	KLA-Tencor Corp.	21,700	1,000,804
*	Kopin Corp.	8,759	26,540
* #	Kratos Defense & Security Solutions, Inc.	9,870	19,247
* #	Kulicke & Soffa Industries, Inc.	6,100	43,188
*	KVH Industries, Inc.	2,400	21,120
* #	L-1 Identity Solutions, Inc.	10,775	170,245
*	Lam Research Corp.	16,000	651,200
*	LaserCard Corp.	1,600	11,712
*	Lattice Semiconductor Corp.	9,800	34,888
* #	Lawson Software, Inc.	25,182	219,587
*	LeCroy Corp.	2,300	19,895
*	Lexmark International, Inc.	12,000	442,320
#	Linear Technology Corp.	27,460	1,009,704
*	Lionbridge Technologies, Inc.	6,800	16,524
*	Littlefuse, Inc.	3,100	117,149
*	Logility, Inc.	500	3,290

46

*	LoJack Corp.	2,500	23,125
*	LookSmart, Ltd.	3,300	14,289
*	Loral Space & Communications, Inc.	2,700	52,353
*	LSI Corp.	91,324	663,925
* #	LTX Corp.	8,740	25,696
* #	Lumera Corp.	2,700	2,754
* #	Luna Innovations, Inc.	1,750	13,703
* #	Macrovision Solutions Corp.	11,112	150,345
*	Magma Design Automation, Inc.	5,300	40,015
*	Management Network Group, Inc.	3,500	5,810
*	Manhattan Associates, Inc.	3,200	81,280
*	ManTech International Corp. Class A	2,740	138,178
#	Marchex, Inc. Class B	3,800	50,236
*	Mastec, Inc.	8,900	104,931
*	Mattson Technology, Inc.	7,100	35,642
#	Maximus, Inc.	2,600	95,602
* #	Maxwell Technologies, Inc.	3,100	42,315
*	McAfee, Inc.	21,440	777,200
*	MEMC Electronic Materials, Inc.	28,992	1,990,591
*	Mentor Graphics Corp.	10,400	121,160
*	Mercury Computer Systems, Inc.	2,900	25,723
*	Merix Corp.	2,500	6,250
	Mesa Laboratories, Inc.	300	6,027
*	Metavante Technologies, Inc.	8,242	209,841
	Methode Electronics, Inc.	5,800	66,352
	Micrel, Inc.	9,400	90,240
#	Microchip Technology, Inc.	23,720	873,845
*	Micron Technology, Inc.	90,211	728,003
* #	Micros Systems, Inc.	10,900	359,373
* #	Microsemi Corp.	10,100	276,740
	Microsoft Corp.	1,108,811	31,401,528
*	MicroStrategy, Inc.	1,200	95,532
*	Microtune, Inc.	7,284	30,447
* #	Midway Games, Inc.	14,900	32,780
*	MIPS Technologies, Inc.	5,300	20,246
*	MIVA, Inc.	3,700	6,290
*	MKS Instruments, Inc.	7,700	181,412
	Mocon, Inc.	535	5,837
*	Moldflow Corp.	2,100	46,200
	Molex, Inc.	2,000	55,680
	Molex, Inc. Class A	9,824	259,845
	MoneyGram International, Inc.	9,300	12,648
*	Monolithic Power Systems	4,300	104,189
* #	MoSys, Inc.	4,600	23,000
	Motorola, Inc.	265,545	2,477,535
*	MPS Group, Inc.	11,005	126,337
* #	MRV Communications, Inc.	9,500	16,910
*	MSC. Software Corp.	6,100	75,457
	MTS Systems Corp.	2,400	90,816
*	Multi-Fineline Electronix, Inc.	3,300	66,165
*	Nanometrics, Inc.	2,340	18,463
*	Napco Security Systems, Inc.	3,325	15,295
	National Instruments Corp.	9,425	299,338
	National Semiconductor Corp.	32,176	677,305
*	NAVTEQ Corp.	11,237	859,743

47

*	NCI, Inc.	1,200	25,200
*	NCR Corp.	23,500	621,810
* #	NeoMagic Corp.	200	150
* #	NetApp, Inc.	35,200	858,176
*	NETGEAR, Inc.	4,900	93,051
* #	Netlogic Microsystems, Inc.	2,900	109,504
*	NetManage, Inc.	683	4,856
*	NetScout Systems, Inc.	4,300	54,653
* #	Network Equipment Technologies, Inc.	2,600	12,714
*	Newport Corp.	4,800	64,224
	NIC, Inc.	7,700	62,832
* #	Novatel Wireless, Inc.	3,700	38,147
*	Novell, Inc.	47,124	333,638
* #	Novellus Systems, Inc.	14,582	348,364
*	Nu Horizons Electronics Corp.	300	1,725
* #	Nuance Communications, Inc.	25,190	496,747
*	NumereX Corp. Class A	700	5,313
*	Nvidia Corp.	66,412	1,640,376
*	Oculus Innovative Sciences, Inc.	1,100	4,389
* #	Omniture, Inc.	8,176	201,538
* #	OmniVision Technologies, Inc.	8,100	131,220
*	ON Semiconductor Corp.	43,414	429,364
*	Online Resources Corp.	4,610	44,717
* #	Onvia, Inc.	1,500	8,340
	Openwave Systems, Inc.	4,833	9,569
*	Oplink Communications, Inc.	2,500	27,700
*	OPNET Technologies, Inc.	3,000	28,350
*	Oracle Corp.	655,233	14,965,522
*	Orthovita, Inc.	9,600	24,000
*	OSI Systems, Inc.	2,450	61,765
*	OYO Geospace Corp.	750	42,315
*	Packeteer, Inc.	212	1,505
*	Palm, Inc.	10,025	60,752
*	PAR Technology Corp.	1,750	16,450
* #	Parametric Technology Corp.	13,360	250,901
	Park Electrochemical Corp.	2,940	86,877
* #	Parkervision, Inc.	2,700	30,132
	Paychex, Inc.	46,440	1,604,502
*	PC Connection, Inc.	3,100	33,759
	PC-Tel, Inc.	2,700	26,703
*	PDF Solutions, Inc.	3,600	20,304
	Pegasystems, Inc.	4,600	56,672
* #	Perficient, Inc.	3,600	38,196
*	Performance Technologies, Inc.	1,357	7,518
*	Pericom Semiconductor Corp.	400	7,496
* #	Perot Systems Corp.	16,135	266,550
*	Pervasive Software, Inc.	2,700	12,609
*	Phoenix Technologies, Ltd.	3,700	39,590
*	Photon Dynamics, Inc.	1,000	12,720
*	Photon Dynamics, Inc.	2,200	22,044
*	Photronics, Inc.	4,300	38,614
*	Planar Systems, Inc.	2,500	8,300
	Plantronics, Inc.	6,100	148,169
*	PLATO Learning, Inc.	2,500	6,575
*	Plexus Corp.	6,403	180,757

48

*	PLX Technology, Inc.	3,466	28,976
* #	PMC-Sierra, Inc.	28,830	245,343
* #	Polycom, Inc.	11,746	292,710
*	Power Integrations, Inc.	4,000	130,520
* #	Powerwave Technologies, Inc.	15,900	64,077
* #	Presstek, Inc.	4,764	29,727
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,600	174,384
	QAD, Inc.	3,700	28,342
*	QLogic Corp.	17,840	281,694
	QUALCOMM, Inc.	199,643	9,690,671
#	Quality Systems, Inc.	3,700	121,841
*	Quantum Corp.	26,180	44,768
*	Quest Software, Inc.	11,900	202,419
*	QuickLogic Corp.	4,500	9,225
*	Rackable Systems, Inc.	3,600	49,176
*	Radiant Systems, Inc.	4,000	54,240
* #	RadiSys Corp.	2,860	28,686
*	Radyne Corp.	2,600	29,146
* #	RAE Systems, Inc.	7,589	10,776
* #	Rambus, Inc.	13,760	284,282
*	Ramtron International Corp.	4,000	17,960
*	RealNetworks, Inc.	20,400	148,920
* #	Red Hat, Inc.	26,394	642,958
	Relm Wireless Corp.	800	1,280
#	Renaissance Learning, Inc.	4,100	61,295
*	RF Micro Devices, Inc.	30,716	122,864
* #	RF Monolithics, Inc.	600	1,320
	Richardson Electronics, Ltd.	800	4,520
*	RightNow Technologies, Inc.	2,500	37,150
*	Rimage Corp.	1,691	29,897
*	Rofin-Sinar Technologies, Inc.	3,900	138,021
*	Rogers Corp.	1,600	62,704
*	Rudolph Technologies, Inc.	4,087	41,115
*	S1 Corp.	6,500	42,510
* #	Saba Software, Inc.	3,400	12,988
*	Safeguard Scientifics, Inc.	1,800	2,484
*	SAIC, Inc.	27,500	548,075
*	Salesforce.com, Inc.	14,810	1,070,911
*	Sandisk Corp.	26,991	764,115
*	Sanmina-SCI Corp.	49,200	73,800
*	Sapient Corp.	17,000	112,200
* #	SAVVIS, Inc.	5,900	98,412
*	ScanSource, Inc.	3,800	113,848
*	Scientific Learning Corp.	1,682	7,535
*	SCM Microsystems, Inc.	1,092	3,243
*	Seachange International, Inc.	2,900	22,794
*	Secure Computing Corp.	9,480	50,528
* #	Semitool, Inc.	4,900	41,111
*	Semtech Corp.	8,006	140,265
*	SI International, Inc.	1,700	41,650
* #	Sigma Designs, Inc.	3,600	66,600
*	Silicon Image, Inc.	11,000	77,330
*	Silicon Laboratories, Inc.	6,900	254,265
*	Silicon Storage Technology, Inc.	12,800	41,600

49

* #	SiRF Technology Holdings, Inc.	6,600	47,982
*	Skyworks Solutions, Inc.	20,100	207,633
*	SM&A	2,749	13,690
*	Smith Micro Software, Inc.	4,600	38,824
	Soapstone Networks, Inc.	1,700	9,061
* #	Sonic Solutions, Inc.	3,834	36,806
*	SonicWALL, Inc.	8,400	67,200
* #	Sonus Networks, Inc.	30,300	129,987
* #	Sourcefire, Inc.	700	5,348
*	Spectrum Control, Inc.	2,000	18,220
*	SPSS, Inc.	2,500	98,425
*	SRA International, Inc.	6,360	149,969
*	SRS Labs, Inc.	2,000	13,920
*	Standard Microsystems Corp.	3,452	112,535
	StarTek, Inc.	2,800	24,220
*	STEC, Inc.	6,827	87,044
* #	Stratasys, Inc.	2,643	57,538
*	SumTotal Systems, Inc.	3,500	16,275
* #	Sun Microsystems, Inc.	92,207	1,194,081
* #	SunPower Corp. Class A	4,600	376,740
*	Supertex, Inc.	1,600	40,480
*	SupportSoft, Inc.	6,591	24,584
*	Sybase, Inc.	11,860	379,757
*	Sycamore Networks, Inc.	40,814	138,359
*	Sykes Enterprises, Inc.	6,000	124,260
*	Symantec Corp.	108,113	2,349,295
* #	Symmetricom, Inc.	8,400	35,364
* #	Synaptics, Inc.	3,400	145,418
* #	Synchronoss Technologies, Inc.	3,400	45,186
*	SYNNEX Corp.	4,475	111,204
*	Synopsys, Inc.	17,297	455,776
#	Syntel, Inc.	5,500	179,850
*	Take-Two Interactive Software, Inc.	9,020	244,171
*	Tech Data Corp.	7,330	268,205
	Technitrol, Inc.	5,275	105,236
*	TechTeam Global, Inc.	1,079	10,736
*	Techwell, Inc.	2,729	36,077
*	Tekelec	9,200	154,468
*	TeleCommunication Systems, Inc.	4,200	22,134
*	Tellabs, Inc.	50,939	277,108
*	Telular Corp.	3,800	13,794
*	Teradata Corp.	22,860	617,449
*	Teradyne, Inc.	20,300	278,922
* #	Terremark Worldwide, Inc.	8,300	52,290
*	Tessco Technologies, Inc.	876	11,143
*	Tessera Technologies, Inc.	5,835	122,943
	Texas Instruments, Inc.	168,274	5,465,540
* #	The Knot, Inc.	3,400	39,474
	TheStreet.com, Inc.	3,800	29,336
* #	Think Partnership, Inc.	93	47
*	THQ, Inc.	9,490	203,561
*	TIBCO Software, Inc.	28,000	216,160
*	Tier Technologies, Inc. Class B	500	4,150
*	TNS, Inc.	3,700	92,611
*	Tollgrade Communications, Inc.	1,200	6,384

50

	Total System Services, Inc.	23,865	585,170
*	Transact Technologies, Inc.	700	5,943
* #	Travelzoo, Inc.	1,300	13,884
*	Trident Microsystems, Inc.	6,400	30,016
*	Trimble Navigation, Ltd.	15,273	608,476
*	Triquint Semiconductor, Inc.	20,500	136,530
* #	TTM Technologies, Inc.	5,900	85,904
*	Tumbleweed Communications Corp.	7,100	13,135
*	Tyler Technologies, Inc.	5,000	78,800
* #	Ultimate Software Group, Inc.	3,400	128,622
*	Ultra Clean Holdings, Inc.	3,200	33,376
*	Ultratech, Inc.	3,500	56,035
*	Unisys Corp.	38,678	195,711
#	United Online, Inc.	9,845	120,404
* #	Universal Display Corp.	4,660	70,879
* #	UTStarcom, Inc.	6,200	29,760
*	ValueClick, Inc.	13,053	262,496
*	Varian Semiconductor Equipment Associates, Inc.	9,675	367,940
* #	Veeco Instruments, Inc.	4,900	94,227
* #	VeriFone Holdings, Inc.	7,900	115,972
*	VeriSign, Inc.	28,800	1,153,152
*	Viasat, Inc.	4,200	90,468
*	Vicon Industries, Inc.	900	4,320
*	Video Display Corp.	1,700	13,175
*	Vignette Corp.	2,200	28,490
*	Virage Logic Corp.	3,100	20,522
*	Vishay Intertechnology, Inc.	26,288	264,983
*	Vocus, Inc.	2,200	69,894
* #	Volterra Semiconductor Corp.	3,100	49,290
	Wayside Technology Group, Inc.	252	2,407
*	Websense, Inc.	6,215	109,322
*	Website Pros, Inc.	3,925	32,224
*	Westell Technologies, Inc.	155	220
* #	Western Digital Corp.	28,690	1,076,736
	Western Union Co.	92,627	2,189,702
*	Wind River Systems, Inc.	9,800	106,036
*	Wireless Ronin Technologies, Inc.	2,200	14,762
*	Wireless Telecom Group, Inc.	5,300	6,996
* #	Wizzard Software Corp.	6,800	14,620
*	WPCS International, Inc.	1,000	7,090
*	Wright Express Corp.	5,140	164,377
	Xerox Corp.	116,629	1,583,822
	Xilinx, Inc.	37,030	1,007,216
* #	X-Rite, Inc.	3,500	6,160
*	Yahoo!, Inc.	153,500	4,107,660
*	Zebra Technologies Corp. Class A	8,586	322,834
*	ZILOG, Inc.	2,600	10,244
* #	Zix Corp.	9,200	23,736
*	Zones, Inc.	2,000	16,400
*	Zoran Corp.	5,305	77,612
*	Zygo Corp.	2,766	33,109
Total Information Technology			314,820,864

Materials — (4.6%)
	A. Schulman, Inc.	1,300	29,367

51

	A.M. Castle & Co.	3,288	107,945
*	AEP Industries, Inc.	800	20,960
	Air Products & Chemicals, Inc.	26,907	2,742,361
	Airgas, Inc.	10,678	631,817
	AK Steel Holding Corp.	13,600	965,600
	Albemarle Corp.	11,916	529,905
	Alcoa, Inc.	105,550	4,284,275
	Allegheny Technologies, Inc.	12,808	960,600
#	AMCOL International Corp.	3,900	120,354
*	American Pacific Corp.	900	15,255
#	American Vanguard Corp.	3,200	42,784
* #	Amerigon, Inc.	2,700	33,534
	Aptargroup, Inc.	9,100	406,952
	Arch Chemicals, Inc.	3,400	129,302
* #	Arrowhead Research Corp.	4,000	9,880
	Ashland, Inc.	7,300	391,791
	Balchem Corp.	2,275	56,238
	Ball Corp.	11,872	644,650
* #	Basin Water, Inc.	3,800	18,544
	Bemis Co., Inc.	13,670	363,622
*	Brush Engineered Materials, Inc.	2,640	88,202
*	Buckeye Technologies, Inc.	3,300	35,112
	Cabot Corp.	8,242	264,074
#	Calgon Carbon Corp.	5,700	101,004
*	Caraustar Industries, Inc.	1,500	3,450
	Carpenter Technology Corp.	5,918	326,674
	Celanese Corp. Class A	19,800	964,260
*	Century Aluminum Co.	5,346	390,258
	CF Industries Holdings, Inc.	7,026	961,859
	Chemtura Corp.	35,220	307,471
	Cleveland-Cliffs, Inc.	11,904	1,270,157
* #	Coeur d’Alene Mines Corp.	77,162	241,517
	Commercial Metals Co.	15,304	560,126
	Compass Minerals International, Inc.	4,244	309,812
* #	Constar International, Inc.	1,200	2,520
*	Core Molding Technologies, Inc.	1,689	12,414
*	Crown Holdings, Inc.	20,670	596,330
	Cytec Industries, Inc.	6,375	402,645
	Deltic Timber Corp.	1,606	86,563
	Dow Chemical Co.	119,914	4,844,526
	duPont (E.I.) de Nemours & Co., Inc.	112,388	5,384,509
#	Eagle Materials, Inc.	5,919	212,196
	Eastman Chemical Co.	10,091	773,072
	Ecolab, Inc.	31,868	1,428,642
	Empire Resources, Inc.	1,100	5,346
	Ferro Corp.	5,100	98,736
* #	Flotek Industries, Inc.	2,300	39,399
	FMC Corp.	9,500	702,810
	Freeport-McMoRan Copper & Gold, Inc. Class B	48,242	5,582,082
	Friedman Industries, Inc.	1,199	7,494
#	General Maritime Corp.	4,000	112,920
* #	General Moly, Inc.	9,300	82,305
#	Georgia Gulf Corp.	3,600	15,264
	Gibraltar Industries, Inc.	3,050	49,197
	Glatfelter Co.	1,900	29,602

52

*	Graphic Packaging Holding Co.	26,497	78,696
	Greif, Inc. Class A	3,200	214,528
	Greif, Inc. Class B	300	17,775
*	H&E Equipment Services, Inc.	4,579	64,335
#	H.B. Fuller Co.	6,200	154,194
	Hawkins, Inc.	888	13,453
*	Haynes International, Inc.	1,300	88,829
* #	Headwaters, Inc.	5,500	59,785
* #	Hecla Mining Co.	16,263	146,692
	Hercules, Inc.	14,600	301,198
	Huntsman Corp.	15,200	333,336
*	ICO, Inc.	3,050	21,472
	Innophos Holdings, Inc.	3,100	86,397
	International Flavors & Fragrances, Inc.	9,930	416,663
	International Paper Co.	57,978	1,578,161
* #	Ion Geophysical Corp.	12,475	204,465
	Kaiser Aluminum Corp.	3,000	192,450
	KMG Chemicals, Inc.	1,500	16,455
	Koppers Holdings, Inc.	2,730	117,881
	Kronos Worldwide, Inc.	6,645	147,453
*	Landec Corp.	3,592	28,772
#	Louisiana-Pacific Corp.	9,960	120,914
* #	LSB Industries, Inc.	2,600	47,424
	Lubrizol Corp.	9,252	519,037
#	Martin Marietta Materials, Inc.	5,300	618,457
*	Material Sciences Corp.	2,094	16,145
	MeadWestavco Corp.	21,101	542,929
* #	Metalico, Inc.	4,600	73,140
	Minerals Technologies, Inc.	2,554	177,784
* #	Mines Management, Inc.	1,670	5,929
	Monsanto Co.	69,141	8,808,563
	Myers Industries, Inc.	3,513	42,683
	Nalco Holding Co.	18,416	447,877
* #	Nanophase Technologies Corp.	2,300	7,475
	Neenah Paper, Inc.	1,980	42,075
#	Nevada Chemicals, Inc.	500	4,630
	NewMarket Corp.	2,100	164,367
	Newmont Mining Corp.	54,830	2,606,070
#	NL Industries, Inc.	7,200	82,800
	NN, Inc.	200	2,602
*	Northern Technologies International Corp.	300	4,434
* #	Northwest Pipe Co.	800	37,592
	Nucor Corp.	36,800	2,752,640
	Olin Corp.	9,749	219,353
	Olympic Steel, Inc.	1,300	84,474
*	OM Group, Inc.	4,420	192,182
*	OMNOVA Solutions, Inc.	5,200	18,772
*	Owens-Illinois, Inc.	20,130	1,151,839
	Packaging Corp. of America	13,900	361,956
*	Pactiv Corp.	17,400	428,562
* #	Patriot Coal Corp.	2,996	323,957
	Penford Corp.	1,600	34,864
* #	Peoplesupport, Inc.	1,200	11,100
*	PolyOne Corp.	13,900	107,586
#	PPG Industries, Inc.	21,003	1,323,819

53

	Praxair, Inc.	38,909	3,698,690
	Quaker Chemical Corp.	1,800	57,546
*	Ready Mix, Inc.	800	4,640
	Reliance Steel & Aluminum Co.	9,752	662,843
	Rock-Tenn Co. Class A	5,400	192,726
*	Rockwood Holdings, Inc.	10,200	374,544
#	Rohm & Haas Co.	25,152	1,357,705
*	Rosetta Resources, Inc.	6,600	177,738
#	Royal Gold, Inc.	4,400	135,256
	RPM International, Inc.	16,500	404,745
* #	RTI International Metals, Inc.	2,700	116,316
	Schnitzer Steel Industries, Inc. Class A	3,000	300,420
	Schweitzer-Maudoit International, Inc.	2,300	46,920
	Scotts Miracle-Gro Co. Class A	8,300	234,060
	Sealed Air Corp.	20,385	496,579
	Sensient Technologies Corp.	6,770	212,917
	Sigma-Aldrich Corp.	16,635	977,473
	Silgan Holdings, Inc.	5,030	287,867
	Sims Group, Ltd. Sponsored ADR	450	16,596
*	Smurfit-Stone Container Corp.	32,723	220,226
* #	Solitario Resources Corp.	2,533	12,944
	Sonoco Products Co.	12,480	432,058
#	Southern Copper Corp.	35,604	3,924,629
	Spartech Corp.	3,100	33,387
	Steel Dynamics, Inc.	24,300	877,230
	Stepan Co.	1,491	60,967
* #	Stillwater Mining Co.	12,670	181,815
*	Symyx Technologies, Inc.	4,500	34,560
#	Synalloy Corp.	437	7,538
	Temple-Inland, Inc.	12,698	185,010
#	Terra Industries, Inc.	11,600	506,108
	Texas Industries, Inc.	3,477	253,473
*	The Mosaic Co.	56,000	7,017,920
#	Titanium Metals Corp.	20,123	350,140
* #	U.S. Concrete, Inc.	5,000	26,250
* #	U.S. Gold Corp.	8,100	17,496
*	United States Lime & Minerals, Inc.	809	30,135
	United States Steel Corp.	14,708	2,540,219
*	Universal Stainless & Alloy Products, Inc.	900	35,514
#	Valhi, Inc.	14,194	443,421
	Valspar Corp.	13,900	313,584
#	Vulcan Materials Co.	14,497	1,115,254
*	W.R. Grace & Co.	9,350	253,198
	Wausau Paper Corp.	6,800	64,600
	Westlake Chemical Corp.	4,800	83,280
	Weyerhaeuser Co.	26,756	1,667,701
	Worthington Industries, Inc.	11,500	229,310
	Zep, Inc.	2,526	41,477
* #	Zoltek Companies, Inc.	4,200	126,966
Total Materials			95,307,296

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

54

Telecommunication Services — (3.0%)
#	Alaska Communications Systems Group, Inc.	5,589	72,322
* #	American Tower Corp.	49,911	2,281,931
	Arbinet-thexchange, Inc.	4,200	15,960
	AT&T, Inc.	770,548	30,744,865
*	Cbeyond, Inc.	3,600	66,780
*	Centennial Communications Corp.	12,900	97,653
	CenturyTel, Inc.	14,405	510,081
*	Cincinnati Bell, Inc.	31,800	133,878
	Citizens Communications Co.	44,821	522,613
*	Clear Channel Outdoor Holdings, Inc.	5,100	104,907
* #	Cogent Communications Group, Inc.	6,400	105,280
	Consolidated Communications Holdings, Inc.	3,944	59,160
*	Crown Castle International Corp.	36,630	1,556,409
	D&E Communications, Inc.	2,499	24,065
	Embarq Corp.	18,063	854,741
#	FairPoint Communications, Inc.	10,798	97,182
* #	FiberTower Corp.	7,700	11,781
*	General Communications, Inc. Class A	6,300	46,368
	Hickory Tech Corp.	2,200	18,634
* #	ICO Global Communications (Holdings), Ltd.	7,200	32,400
	IDT Corp.	700	2,310
#	IDT Corp. Class B	4,400	15,708
#	Iowa Telecommunications Services, Inc.	3,600	69,192
*	LCC International, Inc. Class A	3,700	4,662
* #	Leap Wireless International, Inc.	8,420	483,813
* #	Level 3 Communications, Inc.	183,760	630,297
*	NeuStar, Inc.	9,890	231,327
*	Nexstar Broadcasting Group, Inc.	991	5,698
* #	Nextwave Wireless, Inc.	12,714	68,274
*	NII Holdings, Inc.	19,730	990,446
* #	Occam Networks, Inc.	2,870	12,255
*	PAETEC Holding Corp.	12,100	106,964
*	Premiere Global Services, Inc.	9,200	139,380
#	Qwest Communications International, Inc.	210,804	1,022,399
	Regal Entertainment Group	15,960	280,417
* #	Rural Cellular Corp. Class A	1,700	76,092
*	SBA Communications Corp.	13,350	496,887
*	Spark Networks, Inc.	3,300	14,025
	Sprint Nextel Corp.	318,394	2,980,168
	SureWest Communications	2,098	20,602
*	Syniverse Holdings, Inc.	9,040	194,902
	Telephone & Data Systems, Inc.	6,665	317,721
	Telephone & Data Systems, Inc. Special Shares	7,327	321,655
* #	Terrestar Corp.	1,100	5,335
*	Time Warner Telecom, Inc.	17,460	326,502
*	United States Cellular Corp.	6,630	415,237
*	USA Mobility, Inc.	600	4,710
	Verizon Communications, Inc.	366,719	14,107,680
* #	Vonage Holdings Corp.	200	400
	Windstream Corp.	48,288	644,162
*	Xeta Corp.	1,100	3,520
Total Telecommunication Services			61,349,750

Utilities — (3.3%)
*	AES Corp.	73,370	1,429,248

55

	AGL Resources, Inc.	8,728	311,590
	Allegheny Energy, Inc.	18,020	986,595
	ALLETE, Inc.	3,600	159,912
	Alliant Energy Corp.	12,200	457,988
	Ameren Corp.	22,900	1,040,805
	American Electric Power Co., Inc.	44,220	1,871,833
	American States Water Co.	1,900	64,125
	Aqua America, Inc.	13,867	236,848
*	Aquila, Inc.	27,900	106,299
	Artesian Resources Corp. Class A	900	16,524
	Atmos Energy Corp.	9,030	247,332
	Avista Corp.	5,800	123,134
	Black Hills Corp.	4,290	151,180
* #	Cadiz, Inc.	1,704	28,610
	California Water Service Group	2,300	83,812
	CenterPoint Energy, Inc.	36,070	611,026
#	Central Vermont Public Service Corp.	1,249	25,405
#	CH Energy Group, Inc.	1,800	68,184
	Chesapeake Utilities Corp.	975	27,076
	Cleco Corp.	6,902	172,412
	CMS Energy Corp.	25,000	389,750
	Connecticut Water Services, Inc.	932	22,610
	Consolidated Edison, Inc.	30,300	1,251,390
	Constellation Energy Group	12,800	1,103,744
	Delta Natural Gas Co., Inc.	360	10,631
	Dominion Resources, Inc.	73,400	3,398,420
	DPL, Inc.	13,000	369,460
	DTE Energy Co.	19,120	845,869
	Duke Energy Corp.	139,564	2,579,143
*	Dynegy, Inc.	44,695	421,027
	Edison International	36,310	1,932,781
*	El Paso Electric Co.	5,300	114,533
	Empire District Electric Co.	3,470	71,413
	Energen Corp.	8,300	622,085
	Energy East Corp.	16,200	410,022
	Energy West, Inc.	1,050	11,445
	EnergySouth, Inc.	798	43,252
	Entergy Corp.	21,700	2,620,709
* #	Environmental Power Corp.	469	2,551
	Equitable Resources, Inc.	13,600	955,128
	Exelon Corp.	73,800	6,494,400
	FirstEnergy Corp.	34,100	2,684,011
	FPL Group, Inc.	45,020	3,039,750
	Great Plains Energy, Inc.	9,300	243,939
	Hawaiian Electric Industries, Inc.	8,100	213,678
	IDACORP, Inc.	3,900	119,574
	Integrys Energy Group, Inc.	8,480	435,448
	ITC Holdings Corp.	6,020	328,511
	Laclede Group, Inc.	2,600	104,000
	MDU Resources Group, Inc.	20,250	668,858
	MGE Energy, Inc.	2,398	82,371
	Middlesex Water Co.	1,950	35,958
*	Mirant Corp.	30,056	1,220,875
	National Fuel Gas Co.	9,500	572,945
	New Jersey Resources Corp.	4,800	159,888

56

	Nicor, Inc.	4,400	179,652
	NiSource, Inc.	27,100	490,239
	Northeast Utilities, Inc.	16,640	434,470
#	Northwest Natural Gas Co.	2,997	136,633
	NorthWestern Corp.	2,900	76,879
*	NRG Energy, Inc.	31,541	1,311,790
	NSTAR	11,700	392,301
	OGE Energy Corp.	9,800	328,790
	Oneok, Inc.	12,100	605,726
	Ormat Technologies, Inc.	5,300	265,583
#	Otter Tail Corp.	3,301	123,920
	Pepco Holdings, Inc.	20,700	559,728
	PG&E Corp.	40,000	1,583,600
#	Piedmont Natural Gas Co.	8,400	227,052
	Pinnacle West Capital Corp.	11,090	374,620
	PNM Resources, Inc.	8,020	119,097
	Portland General Electric Co.	7,400	173,234
	PPL Corp.	42,100	2,160,151
	Progress Energy, Inc.	28,950	1,237,902
	Public Service Enterprise Group, Inc.	63,591	2,814,538
	Puget Energy, Inc.	12,800	358,272
	Questar Corp.	22,299	1,432,042
*	Reliant Energy, Inc.	46,014	1,176,118
	RGC Resources, Inc.	100	2,747
	SCANA Corp.	12,720	510,581
	Sempra Energy	29,200	1,688,052
	Sierra Pacific Resources	24,100	327,037
#	SJW Corp.	2,156	66,965
	South Jersey Industries, Inc.	3,300	126,225
	Southern Co.	83,600	3,026,320
	Southern Union Co.	13,588	361,442
	Southwest Gas Corp.	4,900	152,782
#	Southwest Water Co.	2,770	28,531
#	TECO Energy, Inc.	23,200	472,584
	UGI Corp.	11,600	312,968
	UIL Holdings Corp.	3,030	98,172
	Unisource Energy Corp.	3,900	132,249
	Vectren Corp.	8,690	256,355
	Westar Energy, Inc.	9,700	232,800
	WGL Holdings, Inc.	5,807	202,606
	Wisconsin Energy Corp.	12,590	604,824
	Xcel Energy, Inc.	47,990	1,022,667
	York Water Co.	1,600	23,456
Total Utilities			68,011,807

TOTAL COMMON STOCKS			1,912,459,538

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	178	46,102

57

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	1,000	—

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,254,537	7,254,537

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $235,735,798 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/14 to 05/01/38, valued at $140,194,157) to be repurchased at $136,137,486	$136,111	136,110,831

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $22,455,000 FNMA 5.000%, 04/01/38 & 5.500%, 01/01/35, valued at $17,713,163) to be repurchased at $17,196,946	17,194	17,193,708

TOTAL SECURITIES LENDING COLLATERAL		153,304,539

TOTAL INVESTMENTS - (100.0%) (Cost $1,720,411,149)		$2,073,064,716

See accompanying Notes to Financial Statements.

58

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.7%)
Consumer Discretionary — (11.6%)
*	1-800-FLOWERS.COM, Inc.	600	$4,968
*	A.C. Moore Arts & Crafts, Inc.	400	2,796
	Aaron Rents, Inc.	1,000	22,390
#	Abercrombie & Fitch Co.	400	29,040
	Advance Auto Parts, Inc.	1,300	52,390
*	Aeropostale, Inc.	1,050	36,687
*	Aftermarket Technology Corp.	700	15,673
	Ah Belo Corp.	600	5,700
	Aldila, Inc.	200	1,530
* #	Amazon.com, Inc.	600	48,972
	American Axle & Manufacturing Holdings, Inc.	1,800	33,462
	American Eagle Outfitters, Inc.	600	10,932
*	America’s Car-Mart, Inc.	400	6,596
*	AnnTaylor Stores Corp.	1,200	32,856
*	Apollo Group, Inc. Class A	600	28,674
	Arbitron, Inc.	300	14,958
	ArvinMeritor, Inc.	2,100	31,437
	Asbury Automotive Group, Inc.	800	13,176
*	Ashworth, Inc.	400	1,292
*	Audiovox Corp. Class A	1,100	11,726
*	AutoNation, Inc.	3,700	58,423
*	Autozone, Inc.	200	25,312
*	Ballantyne of Omaha, Inc.	500	2,100
	Barnes & Noble, Inc.	1,900	57,969
*	Barry (R.G.) Corp.	300	2,379
	Beasley Broadcast Group, Inc.	300	1,410
	Bebe Stores, Inc.	1,700	19,431
*	Bed Bath and Beyond, Inc.	800	25,488
	Belo Corp. Class A	3,000	28,680
	Best Buy Co., Inc.	1,140	53,227
*	Big Lots, Inc.	1,900	59,014
#	Black & Decker Corp.	900	58,230
#	Blockbuster, Inc. Class A	1,220	3,965
*	Blue Nile, Inc.	200	10,662
*	Bluegreen Corp.	500	3,440
	Blyth, Inc.	1,100	21,406
	Bob Evans Farms, Inc.	1,000	29,110
	Books-A-Million, Inc.	600	4,506
	BorgWarner, Inc.	1,400	72,394
	Brinker International, Inc.	1,600	35,088
	Brookfield Homes Corp.	1,400	21,140
	Brown Shoe Company, Inc.	1,000	16,890
#	Buckle, Inc.	600	27,498

1

* #	Buffalo Wild Wings, Inc.	400	13,180
	Building Materials Holding Corp.	200	536
*	Cabela’s, Inc.	1,300	18,005
*	Cache, Inc.	600	7,614
*	California Coastal Communities, Inc.	300	1,371
	Callaway Golf Co.	2,280	28,956
*	Career Education Corp.	2,100	38,409
* #	CarMax, Inc.	3,100	60,884
*	Carriage Services, Inc.	700	5,026
*	Carter’s, Inc.	1,200	17,880
*	Casual Male Retail Group, Inc.	800	3,272
	Cato Corp. Class A	900	13,923
*	Cavalier Homes, Inc.	700	1,603
*	Cavco Industries, Inc.	300	11,499
	CBRL Group, Inc.	400	11,780
	CBS Corp. Class A	200	4,306
	CBS Corp. Class B	6,200	133,796
*	CEC Entertainment, Inc.	600	21,684
	Centex Corp.	1,600	30,128
*	Champion Enterprises, Inc.	2,200	18,370
* #	Charter Communications, Inc.	5,800	9,222
*	Cheesecake Factory, Inc.	2,000	40,060
*	Chicos FAS, Inc.	1,100	8,371
*	Chipotle Mexican Grill, Inc. Class B	160	13,230
	Choice Hotels International, Inc.	700	24,255
	Christopher & Banks Corp.	700	7,875
*	Citi Trends, Inc.	200	4,440
*	Coach, Inc.	500	18,150
*	Coinstar, Inc.	800	30,480
*	Coldwater Creek, Inc.	1,000	6,540
	Collectors Universe, Inc.	300	2,856
#	Columbia Sportswear Co.	600	26,292
	Comcast Corp. Class A	10,200	229,500
	Comcast Corp. Special Class A Non-Voting	6,900	153,801
* #	Conn’s, Inc.	700	12,089
	Cooper Tire & Rubber Co.	2,100	23,058
*	Corinthian Colleges, Inc.	2,400	30,720
*	Cox Radio, Inc.	1,200	15,300
	Craftmade International, Inc.	72	469
* #	Crown Media Holdings, Inc.	1,400	7,028
	CSS Industries, Inc.	300	8,844
*	Culp, Inc.	500	3,600
*	Cybex International, Inc.	500	2,075
	D.R. Horton, Inc.	2,300	29,233
	Darden Restaurants, Inc.	700	23,975
*	Deckers Outdoor Corp.	200	27,344
*	Design Within Reach, Inc.	500	1,940
	DeVry, Inc.	700	39,935
*	DG Fastchannel, Inc.	600	11,784
*	Dick’s Sporting Goods, Inc.	900	20,835
*	DISH Network Corp.	300	10,533
	Disney (Walt) Co.	28,200	947,520
*	Dixie Group, Inc.	400	2,920
*	Dollar Tree, Inc.	2,200	81,180
*	Domino’s Pizza, Inc.	600	8,076

2

* #	Drew Industries, Inc.	600	13,188
#	E.W. Scripps Co.	1,100	51,810
#	Eastman Kodak Co.	3,800	58,216
*	Emerson Radio Corp.	700	833
	Emmis Communications Corp. Class A	1,000	2,970
	Entercom Communications Corp.	700	6,776
*	Entravision Communications Corp.	2,100	11,214
	Ethan Allen Interiors, Inc.	1,000	28,040
	Family Dollar Stores, Inc.	2,100	44,940
*	Famous Dave’s of America, Inc.	400	3,636
	Finish Line, Inc. Class A	2,300	18,239
*	Finlay Enterprises, Inc.	100	72
* #	Fleetwood Enterprises, Inc.	1,400	5,824
* #	Ford Motor Co.	49,600	337,280
*	Fossil, Inc.	1,600	50,736
*	Franklin Covey Co.	700	5,873
	Fred’s, Inc.	1,600	20,080
*	Fuel Systems Solutions, Inc.	500	13,940
#	Furniture Brands International, Inc.	1,100	15,466
*	GameStop Corp. Class A	700	34,720
*	GameTech International, Inc.	300	1,566
	Gannett Co., Inc.	3,200	92,192
	Gap, Inc.	3,400	62,050
*	Gaylord Entertainment Co.	1,200	34,092
#	General Motors Corp.	5,100	87,210
	Gentex Corp.	1,600	28,096
	Genuine Parts Co.	2,300	101,223
*	G-III Apparel Group, Ltd.	600	9,954
*	Goodyear Tire & Rubber Co.	7,600	193,116
*	Great Wolf Resorts, Inc.	1,000	6,950
#	Group 1 Automotive, Inc.	500	13,020
*	GSI Commerce, Inc.	800	11,592
	Guess?, Inc.	300	12,249
*	Gymboree Corp.	700	32,298
	H&R Block, Inc.	1,300	30,342
*	Hanesbrands, Inc.	700	23,100
	Harley-Davidson, Inc.	700	29,099
	Harman International Industries, Inc.	200	8,944
	Harte-Hanks, Inc.	1,200	16,260
	Hasbro, Inc.	2,100	76,104
*	Hawk Corp.	440	7,885
*	Hayes Lemmerz International, Inc.	2,800	10,976
	Hearst-Argyle Television, Inc.	600	12,762
*	Helen of Troy, Ltd.	709	12,670
*	Hollywood Media Corp.	1,200	2,880
	Home Depot, Inc.	10,200	279,072
	Hooker Furniture Corp.	500	10,090
*	Hovnanian Enterprises, Inc. Class A	2,600	20,436
*	Iconix Brand Group, Inc.	1,600	23,200
	Idearc, Inc.	500	2,010
#	IHOP Corp.	900	42,201
	Interactive Data Corp.	2,100	57,834
	Interface, Inc. Class A	1,300	18,408
	International Speedway Corp. Class A	900	39,942
*	Interpublic Group of Companies, Inc.	7,100	70,787

3

*	INVESTools, Inc.	800	6,416
* #	iRobot Corp.	700	9,814
* #	ITT Educational Services, Inc.	200	14,526
	J. Alexander’s Corp.	150	1,093
	J.C. Penney Co., Inc.	1,600	64,384
*	Jack in the Box, Inc.	2,800	68,796
	Jackson Hewitt Tax Service, Inc.	900	12,618
*	Jakks Pacific, Inc.	1,500	35,400
*	Jarden Corp.	1,700	31,875
*	Jo-Ann Stores, Inc.	700	15,757
	Johnson Controls, Inc.	2,600	88,556
	Johnson Outdoors, Inc.	300	4,668
* #	Jos. A. Bank Clothiers, Inc.	400	10,880
	Kenneth Cole Productions, Inc. Class A	300	4,680
	Kimball International, Inc. Class B	600	6,330
*	Knology, Inc.	400	5,932
*	Kohl’s Corp.	1,100	49,280
*	Kona Grill, Inc.	200	1,720
	KSW, Inc.	300	1,455
	K-Swiss, Inc. Class A	500	8,010
*	Lakeland Industries, Inc.	203	2,535
* #	Lamar Advertising Co.	300	12,555
*	Lazare Kaplan International, Inc.	300	2,730
*	Lear Corp.	2,200	56,650
#	Lee Enterprises, Inc.	1,000	6,800
#	Leggett & Platt, Inc.	3,100	59,210
	Lennar Corp. Class A	2,500	42,200
	Lennar Corp. Class B	240	3,634
*	Lenox Group, Inc.	500	365
	Libbey, Inc.	600	6,918
*	Liberty Global, Inc. Class A	2,000	71,700
*	Liberty Global, Inc. Series C	1,300	43,914
*	Liberty Media Corp. - Entertainment Class A	4,400	118,800
*	Liberty Media Holding Corp. Capital Class A	1,100	16,302
*	Liberty Media Holding Corp. Interactive Class A	8,300	141,017
* #	LIFE TIME FITNESS, Inc.	400	16,008
	Lifetime Brands, Inc.	500	3,505
	Limited Brands, Inc.	3,900	75,582
*	Lin TV Corp.	800	7,320
*	Lincoln Educational Services	800	9,936
*	Live Nation, Inc.	2,100	31,815
*	LKQ Corp.	2,000	44,320
* #	Lodgenet Entertainment Corp.	400	2,604
*	Lodgian, Inc.	900	8,100
	Lowe’s Companies, Inc.	13,000	312,000
*	Luby’s, Inc.	1,000	7,070
	Macy’s, Inc.	6,000	142,020
*	Maidenform Brands, Inc.	300	4,512
	Marine Products Corp.	1,100	8,987
	Marriott International, Inc. Class A	600	19,746
* #	Martha Stewart Living Omnimedia, Inc.	200	1,732
* #	Marvel Entertainment, Inc.	600	20,418
	Mattel, Inc.	4,100	82,574
	Matthews International Corp. Class A	900	42,849
	McDonald’s Corp.	4,000	237,280

4

	McGraw-Hill Companies, Inc.	300	12,447
	MDC Holdings, Inc.	2,300	93,449
#	Media General, Inc. Class A	500	7,620
*	Mediacom Communications Corp.	900	5,589
	Meredith Corp.	900	29,529
*	Meritage Homes Corp.	1,600	27,680
*	Midas, Inc.	200	3,204
	Modine Manufacturing Co.	1,000	15,740
* #	Mohawk Industries, Inc.	2,200	165,176
	Monro Muffler Brake, Inc.	650	12,044
* #	Morgans Hotel Group	400	5,148
*	Morningstar, Inc.	240	17,028
	Movado Group, Inc.	600	13,200
*	Nathan’s Famous, Inc.	200	2,834
* #	Netflix, Inc.	1,600	48,576
*	New Motion, Inc.	338	1,480
	Newell Rubbermaid, Inc.	1,200	24,096
	News Corp. Class A	9,300	166,935
	News Corp. Class B	2,460	45,756
	NIKE, Inc. Class B	700	47,859
	Noble International, Ltd.	700	3,983
	Nordstrom, Inc.	500	17,490
#	Nutri/System, Inc.	200	4,104
	Omnicom Group, Inc.	600	29,406
#	Orleans Homebuilders, Inc.	500	2,360
	O’Charleys, Inc.	500	5,550
*	O’Reilly Automotive, Inc.	3,300	86,295
*	Outdoor Channel Holdings, Inc.	1,000	7,910
* #	Overstock.com, Inc.	300	7,581
	Oxford Industries, Inc.	400	10,936
*	P.F. Chang’s China Bistro, Inc.	1,200	31,896
*	Pacific Sunwear of California, Inc.	1,400	13,300
*	Palm Harbor Homes, Inc.	700	5,299
* #	Panera Bread Co.	500	25,970
*	Papa John’s International, Inc.	500	14,715
*	PC Mall, Inc.	400	5,176
	Penske Automotive Group, Inc.	2,600	54,314
*	Perry Ellis International, Inc.	400	10,904
	PETsMART, Inc.	1,500	35,160
	Phillips-Van Heusen Corp.	1,300	59,059
#	Polaris Industries, Inc.	400	19,088
	Polo Ralph Lauren Corp.	200	13,970
* #	Premier Exhibitions, Inc.	300	1,482
	Pre-Paid Legal Services, Inc.	168	7,054
* #	Priceline.com, Inc.	200	26,906
*	Princeton Review, Inc.	800	6,144
*	Quiksilver, Inc.	5,600	47,824
*	R.H. Donnelley Corp.	1,100	5,973
	RadioShack Corp.	3,000	43,950
*	RC2 Corp.	500	9,655
	RCN Corp.	800	9,688
*	Red Lion Hotels Corp.	600	5,208
*	Red Robin Gourmet Burgers, Inc.	600	20,166
	Regis Corp.	1,500	45,510
*	Rentrak Corp.	400	5,580

5

	Ross Stores, Inc.	700	25,634
*	Rubio’s Restaurants, Inc.	200	1,024
	Ryland Group, Inc.	200	5,560
*	Saga Communications, Inc. Class A	400	1,880
	Salem Communications Corp.	400	988
*	Sally Beauty Holdings, Inc.	3,700	27,898
	Sauer-Danfoss, Inc.	2,300	71,737
* #	Sears Holdings Corp.	900	76,248
	Service Corp. International	6,900	73,830
#	Sherwin-Williams Co.	600	33,690
	Shiloh Industries, Inc.	700	6,944
	Sinclair Broadcast Group, Inc. Class A	2,800	25,116
*	Skechers U.S.A., Inc. Class A	700	16,835
	Skyline Corp.	200	5,344
* #	Smith & Wesson Holding Corp.	400	2,308
	Snap-On, Inc.	1,700	105,264
	Sonic Automotive, Inc.	600	11,190
*	Sonic Corp.	1,200	23,016
#	Sotheby’s Class A	1,600	42,912
* #	Source Interlink Companies, Inc.	700	833
*	Spanish Broadcasting System, Inc.	1,000	1,410
	Spartan Motors, Inc.	700	6,321
	Speedway Motorsports, Inc.	1,500	38,235
*	Stamps.com, Inc.	700	10,220
	Standard Pacific Corp.	3,900	12,246
	Staples, Inc.	3,100	72,695
*	Starbucks Corp.	700	12,733
	Starwood Hotels & Resorts Worldwide, Inc.	700	33,880
*	Steven Madden, Ltd.	500	10,245
	Strayer Education, Inc.	200	39,980
	Sturm Ruger & Co., Inc.	500	3,820
*	Sun-Times Media Group, Inc. Class A	1,000	450
#	Superior Industries International, Inc.	800	16,448
	Superior Uniform Group, Inc.	200	1,798
#	Systemax, Inc.	988	19,147
	Tandy Brand Accessories, Inc.	100	459
*	Tandy Leather Factory, Inc.	300	962
#	Target Corp.	3,600	192,096
#	Tempur-Pedic International, Inc.	700	7,518
*	Tenneco Automotive, Inc.	1,300	31,174
*	Texas Roadhouse, Inc.	3,300	36,399
*	The Children’s Place Retail Stores, Inc.	300	10,326
*	The DIRECTV Group, Inc.	1,600	44,960
*	The Dress Barn, Inc.	1,200	18,564
	The Marcus Corp.	700	12,061
#	The McClatchey Co.	200	1,760
	The Men’s Wearhouse, Inc.	1,200	24,876
#	The New York Times Co. Class A	5,400	94,068
	The Stanley Works	1,100	53,438
* #	The Steak n Shake Co.	1,000	6,770
#	The TJX Companies, Inc.	1,800	57,708
* #	The Walking Co. Holdings, Inc.	300	1,643
#	Thor Industries, Inc.	1,300	35,048
	Tiffany & Co.	600	29,418
*	Timberland Co. Class A	1,000	18,410

6

	Time Warner, Inc.	62,700	995,676
*	TiVo, Inc.	1,400	11,774
*	Toll Brothers, Inc.	2,800	58,996
*	Tractor Supply Co.	900	30,753
	Triarc Companies, Inc. Class A	500	3,675
*	True Religion Apparel, Inc.	700	17,696
*	TRW Automotive Holdings Corp.	3,100	77,345
	Tupperware Corp.	600	22,980
*	Tween Brands, Inc.	600	11,916
* #	Under Armour, Inc. Class A	200	7,160
*	Unifi, Inc.	2,400	7,176
	Unifirst Corp.	500	24,000
*	Universal Electronics, Inc.	500	12,710
* #	Universal Technical Institute, Inc.	500	6,460
*	Urban Outfitters, Inc.	1,000	32,190
	V.F. Corp.	1,500	113,550
* #	Vail Resorts, Inc.	1,000	49,790
*	Viacom, Inc. Class A	200	7,216
*	Viacom, Inc. Class B	1,600	57,312
	Virco Manufacturing Corp.	485	2,425
*	Volcom, Inc.	300	7,599
*	Warnaco Group, Inc.	1,500	72,285
	Weight Watchers International, Inc.	400	16,724
	Wendy’s International, Inc.	900	26,694
#	Whirlpool Corp.	2,400	176,832
	Wiley (John) & Sons, Inc. Class A	1,140	53,865
*	Williams Controls, Inc.	200	2,778
#	Williams-Sonoma, Inc.	2,500	63,550
#	Winnebago Industries, Inc.	500	7,460
	Wolverine World Wide, Inc.	1,500	43,065
#	World Wrestling Entertainment, Inc.	700	11,655
	Wyndham Worldwide Corp.	4,200	91,896
	Xerium Technologies, Inc.	1,300	6,071
	Yum! Brands, Inc.	900	35,730
* #	Zale Corp.	200	4,356
* #	Zumiez, Inc.	300	6,288
Total Consumer Discretionary			12,817,311

Consumer Staples — (5.6%)
	Alberto-Culver Co.	2,200	58,146
	Alico, Inc.	200	7,986
	Andersons, Inc.	600	25,416
	Archer-Daniels-Midland Co.	5,900	234,230
	Avon Products, Inc.	800	31,248
*	BJ’s Wholesale Club, Inc.	1,900	75,031
	Calavo Growers, Inc.	300	4,398
#	Cal-Maine Foods, Inc.	600	18,720
	Campbell Soup Co.	800	26,784
* #	Caribou Coffee Co.	600	1,284
	Casey’s General Stores, Inc.	1,600	35,024
*	Central Garden & Pet Co.	500	4,000
	Chiquita Brands International, Inc.	1,600	38,944
	Church & Dwight Co., Inc.	1,900	108,167
	Clorox Co.	500	28,565
	Coca-Cola Co.	4,400	251,944

7

	Coca-Cola Enterprises, Inc.	9,300	187,302
	Colgate-Palmolive Co.	900	66,924
	ConAgra, Inc.	5,200	122,616
	Corn Products International, Inc.	2,200	103,422
	Costco Wholesale Corp.	1,900	135,508
*	Darling International, Inc.	1,800	28,998
*	Dean Foods Co.	2,480	53,940
	Del Monte Foods Co.	7,200	62,712
	Diamond Foods, Inc.	500	10,250
*	Elizabeth Arden, Inc.	1,000	15,010
*	Energizer Holdings, Inc.	200	16,318
	Estee Lauder Companies, Inc.	400	19,040
	Farmer Brothers Co.	500	11,925
	Flowers Foods, Inc.	2,100	59,073
	General Mills, Inc.	1,400	88,480
	Great Atlantic & Pacific Tea, Inc.	1,400	34,902
* #	Green Mountain Coffee, Inc.	400	17,264
*	Hain Celestial Group, Inc.	1,300	37,401
	Heinz (H.J.) Co.	600	29,946
	Hormel Foods Corp.	1,800	68,022
	Ingles Market, Inc. Class A	300	7,308
	Inter Parfums, Inc.	500	12,585
	J & J Snack Foods Corp.	600	17,430
	J.M. Smucker Co.	1,720	90,799
	Kellogg Co.	700	36,267
	Kimberly-Clark Corp.	900	57,420
	Kraft Foods, Inc.	14,100	457,968
	Lancaster Colony Corp.	1,400	45,878
	Lance, Inc.	1,000	20,910
*	Lifeway Foods, Inc.	200	2,586
*	Maui Land & Pineapple Co., Inc.	240	6,931
	McCormick & Co., Inc.	500	18,790
#	Nash Finch Co.	400	15,296
	National Beverage Corp.	700	5,257
*	Omega Protein Corp.	700	9,751
*	Pantry, Inc.	800	9,760
*	Parlux Fragrances, Inc.	700	2,359
*	Peet’s Coffee & Tea, Inc.	400	9,344
	PepsiAmericas, Inc.	3,000	73,110
	PepsiCo, Inc.	2,900	198,070
	Pilgrim’s Pride Corp.	1,600	41,600
	PriceSmart, Inc.	900	21,186
	Procter & Gamble Co.	13,300	878,465
	Ralcorp Holdings, Inc.	800	48,000
	Rocky Mountain Chocolate Factory, Inc.	200	2,340
	Ruddick Corp.	1,600	56,848
	Safeway, Inc.	4,400	140,228
	Sanderson Farms, Inc.	600	29,958
*	Sanfilippo (John B.) & Son, Inc.	200	1,856
	Sara Lee Corp.	10,800	148,824
* #	Smithfield Foods, Inc.	4,000	125,160
	Spartan Stores, Inc.	700	16,786
	SUPERVALU, Inc.	4,800	168,336
	Sysco Corp.	1,300	40,118
	Tasty Baking Co.	300	1,755

8

#	The Hershey Co.	300	11,757
	The Kroger Co.	2,300	63,572
#	Tootsie Roll Industries, Inc.	1,236	31,679
	Tyson Foods, Inc. Class A	4,500	84,780
*	United Natural Foods, Inc.	1,200	25,524
	Wal-Mart Stores, Inc.	17,400	1,004,676
	WD-40 Co.	400	13,856
	Weis Markets, Inc.	788	27,194
#	Whole Foods Market, Inc.	600	17,400
	Wrigley (Wm.) Jr. Co.	400	30,852
Total Consumer Staples			6,249,509

Energy — (13.7%)
*	Abraxas Petroleum Corp.	1,100	4,895
*	Allis-Chalmers Energy, Inc.	1,200	20,604
#	Alon USA Energy, Inc.	1,300	19,903
* #	Alpha Natural Resources, Inc.	1,500	122,520
*	American Oil & Gas, Inc.	1,300	4,849
	Anadarko Petroleum Corp.	4,200	314,874
	Apache Corp.	2,900	388,774
	Arch Coal, Inc.	1,500	97,365
*	Arena Resources, Inc.	320	16,022
	Atlas America, Inc.	800	54,904
*	ATP Oil & Gas Corp.	500	21,325
*	Atwood Oceanics, Inc.	300	30,573
	Baker Hughes, Inc.	600	53,172
*	Basic Energy Services, Inc.	800	23,016
	Berry Petroleum Corp. Class A	1,000	54,000
*	Bill Barret Corp.	1,300	69,979
	BJ Services Co.	3,900	117,780
*	Bois d’Arc Energy, Inc.	2,100	51,408
*	Brigham Exploration Co.	1,500	21,855
*	Bristow Group, Inc.	700	36,589
*	Bronco Drilling Co., Inc.	500	9,090
	Cabot Oil & Gas Corp.	2,200	132,550
*	Cameron International Corp.	800	42,584
	CARBO Ceramics, Inc.	600	28,614
*	Carrizo Oil & Gas, Inc.	700	46,872
* #	Cheniere Energy, Inc.	900	4,410
	Chesapeake Energy Corp.	5,100	279,327
	Chevron Corp.	18,600	1,844,190
	Cimarex Energy Co.	2,500	170,350
*	Clayton Williams Energy, Inc.	400	37,708
*	CNX Gas Corp.	700	29,113
*	Complete Production Services, Inc.	2,100	60,186
*	Comstock Resources, Inc.	1,500	86,025
	ConocoPhillips	14,500	1,349,950
	CONSOL Energy, Inc.	800	78,048
*	Contango Oil & Gas Co.	300	25,065
*	Dawson Geophysical Co.	200	13,658
* #	Delta Petroleum Corp.	1,000	22,100
*	Denbury Resources, Inc.	1,200	40,752
	Devon Energy Corp.	4,900	568,106
	Diamond Offshore Drilling, Inc.	300	40,932
*	Dresser-Rand Group, Inc.	1,100	44,352

9

*	Dril-Quip, Inc.	700	40,838
*	Edge Petroleum Corp.	600	3,156
	El Paso Corp.	3,000	58,650
*	Encore Acquisition Co.	1,700	113,543
*	Energy Partners, Ltd.	1,000	15,020
	ENSCO International, Inc.	2,100	150,843
	EOG Resources, Inc.	1,600	205,808
*	Evolution Petroleum Corp.	1,000	6,100
	Exxon Mobil Corp.	13,700	1,216,012
*	FMC Technologies, Inc.	600	43,110
*	Forest Oil Corp.	2,100	140,175
	Foundation Coal Holdings, Inc.	800	53,384
	Frontier Oil Corp.	400	12,044
*	FX Energy, Inc.	300	1,569
*	Gasco Energy, Inc.	2,300	8,740
* #	Goodrich Petroleum Corp.	400	17,040
*	Grey Wolf, Inc.	6,900	54,027
	Gulf Island Fabrication, Inc.	520	21,518
*	Gulfmark Offshore, Inc.	800	53,704
*	Gulfport Energy Corp.	900	13,689
	Halliburton Co.	1,600	77,728
*	Harvest Natural Resources, Inc.	1,300	14,482
*	Helix Energy Solutions Group, Inc.	2,200	84,986
	Helmerich & Payne, Inc.	3,100	194,215
*	Hercules Offshore, Inc.	700	23,744
	Hess Corp.	2,800	343,868
*	HKN, Inc.	400	4,216
	Holly Corp.	600	25,470
*	Hornbeck Offshore Services, Inc.	900	47,430
*	Infinity, Inc.	700	259
	Lufkin Industries, Inc.	400	31,912
	Marathon Oil Corp.	7,800	400,842
*	Mariner Energy, Inc.	2,500	81,750
	Massey Energy Co.	1,800	116,316
*	Matrix Service Co.	300	7,233
* #	McMoran Exploration Co.	800	25,536
*	Meridian Resource Corp.	3,300	7,326
*	Mitcham Industries, Inc.	300	6,384
	Murphy Oil Corp.	2,500	231,625
*	NATCO Group, Inc. Class A	500	23,635
*	National-Oilwell, Inc.	1,964	163,640
*	Natural Gas Services Group	400	10,964
*	Newfield Exploration Co.	2,300	145,452
*	Newpark Resources, Inc.	2,600	18,330
*	Ngas Resources, Inc.	800	7,288
	Noble Corp.	300	18,942
	Noble Energy, Inc.	2,400	233,880
	Occidental Petroleum Corp.	7,300	671,089
*	Oceaneering International, Inc.	700	49,952
*	Oil States International, Inc.	1,400	81,788
*	OMNI Energy Services Corp.	500	2,830
	Overseas Shipholding Group, Inc.	1,000	79,060
*	Pacific Ethanol, Inc.	200	708
*	Parallel Petroleum Corp.	1,100	23,111
*	Parker Drilling Co.	3,200	28,608

10

	Patterson-UTI Energy, Inc.	3,700	116,476
	Peabody Energy Corp.	900	66,528
	Penn Virginia Corp.	1,200	75,624
*	Petrohawk Energy Corp.	1,900	55,822
*	Petroleum Development Corp.	500	34,550
*	PetroQuest Energy, Inc.	1,600	35,440
*	PHI, Inc. Non-Voting	400	15,688
*	Pioneer Drilling Co.	1,600	28,496
	Pioneer Natural Resources Co.	2,800	201,012
*	Plains Exploration & Production Co.	2,100	150,108
*	PowerSecure International, Inc.	500	5,040
*	Pride International, Inc.	2,500	109,850
*	Quest Resource Corp.	800	8,888
*	Quicksilver Resources, Inc.	1,600	58,288
	Range Resources Corp.	2,000	131,520
*	Rentech, Inc.	4,700	10,951
	Rowan Companies, Inc.	1,600	70,640
*	SEACOR Holdings, Inc.	1,100	97,878
	Smith International, Inc.	900	71,028
*	Southwestern Energy Co.	1,200	53,208
	Spectra Energy Corp.	1,400	37,828
	St. Mary Land & Exploration Co.	1,800	91,728
*	Stone Energy Corp.	1,000	67,580
*	SulphCo, Inc.	700	2,576
	Sunoco, Inc.	1,700	75,599
*	Superior Energy Services, Inc.	2,300	123,487
*	Superior Well Services, Inc.	500	12,370
*	Swift Energy Corp.	900	51,876
#	Tesoro Petroleum Corp.	1,600	39,760
*	Teton Energy Corp.	500	2,765
*	TETRA Technologies, Inc.	1,300	27,976
*	TGC Industries, Inc.	525	3,638
	The Williams Companies, Inc.	1,300	49,452
	Tidewater, Inc.	1,600	109,328
* #	Trico Marine Services, Inc.	500	19,195
* #	Tri-Valley Corp.	300	1,950
*	TXCO Resources, Inc.	1,000	11,070
*	Union Drilling, Inc.	800	15,024
*	Unit Corp.	1,100	84,359
#	USEC, Inc.	2,500	17,425
*	VAALCO Energy, Inc.	1,900	13,984
	Valero Energy Corp.	6,000	305,040
	W&T Offshore, Inc.	2,200	122,672
*	Warren Resources, Inc.	1,900	25,688
*	Westmoreland Coal Co.	200	3,694
*	W-H Energy Services, Inc.	860	73,556
*	Whiting Petroleum Corp.	1,500	140,295
	World Fuel Services Corp.	1,500	36,135
	XTO Energy, Inc.	3,125	198,813
Total Energy			15,153,856

Financials — (18.2%)
	21st Century Holding Co.	400	4,108
	Abington Bancorp, Inc.	1,300	13,039
	Advance America Cash Advance Centers, Inc.	1,300	9,022

11

	Advanta Corp. Class A	300	2,370
	Advanta Corp. Class B	600	5,220
* #	Affiliated Managers Group, Inc.	400	41,000
	Affirmative Insurance Holdings, Inc.	200	1,552
*	Allegheny Corp.	204	76,602
	Allstate Corp.	5,200	264,888
*	AmComp, Inc.	600	6,654
	Amcore Financial, Inc.	500	4,900
	American Bancorp of New Jersey, Inc.	400	4,528
#	American Capital Strategies, Ltd.	4,600	147,200
	American Express Co.	2,200	101,970
	American Financial Group, Inc.	5,500	164,010
	American International Group, Inc.	23,000	828,000
	American West Bancorporation	600	2,010
	Ameriprise Financial, Inc.	1,000	47,260
*	Amerisafe, Inc.	500	7,945
*	AmeriServe Financial, Inc.	560	1,674
	Anchor Bancorp Wisconsin, Inc.	700	9,821
	AON Corp.	3,400	160,446
*	Appalachian Bancshares, Inc.	200	1,716
	Asset Acceptance Capital Corp.	1,000	14,090
	Associated Banc-Corp.	3,800	103,778
#	ASTA Funding, Inc.	300	2,451
	Astoria Financial Corp.	2,800	66,808
	Atlantic Coast Federal Corp.	150	1,307
*	B of I Holding, Inc.	218	1,519
	BancFirst Corp.	497	21,585
	BancorpSouth, Inc.	2,400	56,808
	Bank of America Corp.	39,800	1,353,598
	Bank of Hawaii Corp.	900	48,690
	Bank of the Ozarks, Inc.	400	9,748
	BankFinancial Corp.	800	11,912
	Banner Corp.	500	9,095
	BB&T Corp.	2,360	74,269
#	Bear Stearns Companies, Inc.	2,800	26,124
	Benjamin Franklin Bancorp, Inc.	200	2,700
	Berkshire Hills Bancorp, Inc.	400	10,124
	Beverly Hills Bancorp, Inc.	700	1,750
*	BGC Partners, Inc. Class A	1,200	10,704
	Blackrock, Inc.	800	179,992
	BOK Financial Corp.	1,997	116,285
	Boston Private Financial Holdings, Inc.	1,400	11,802
	Brooke Corp.	500	565
	Brookline Bancorp, Inc.	2,000	20,100
	Brooklyn Federal Bancorp, Inc.	100	1,345
	Brown & Brown, Inc.	3,200	62,304
	Cadence Financial Corp.	500	6,955
	Camden National Corp.	200	6,112
	Capital Corp. of the West	300	1,749
	Capital One Financial Corp.	3,900	187,668
	Capitol Federal Financial	1,700	69,700
	Cardinal Financial Corp.	700	6,013
	Cash America International, Inc.	1,000	35,760
* #	Cash Systems, Inc.	300	114
#	Cathay General Bancorp	1,600	24,608

12

*	CB Richard Ellis Group, Inc.	400	8,984
	Center Bancorp, Inc.	400	3,868
	Central Pacific Financial Corp.	900	13,428
	Chemical Financial Corp.	800	19,520
	Chubb Corp.	3,500	188,160
	Cincinnati Financial Corp.	3,300	115,566
	Citigroup, Inc.	30,800	674,212
	Citizens Community Bancorp, Inc.	300	2,570
	Citizens First Bancorp, Inc.	300	2,223
	Citizens Republic Bancorp, Inc.	1,600	8,864
*	Citizens, Inc.	1,100	7,282
	City Holding Co.	600	25,812
	City National Corp.	1,400	67,760
	CNA Financial Corp.	5,300	161,067
*	CNA Surety Corp.	1,700	24,871
	CoBiz Financial, Inc.	800	8,464
#	Cohen & Steers, Inc.	200	6,036
	Columbia Banking System, Inc.	600	16,038
#	Comerica, Inc.	3,300	122,694
	Commerce Bancshares, Inc.	2,100	92,232
	Commerce Group, Inc.	1,620	59,567
	Community Trust Bancorp, Inc.	500	15,320
	Consolidated-Tokoma Land Co.	200	10,706
*	Consumer Portfolio Services, Inc.	600	1,710
*	Core-Mark Holding Co., Inc.	200	5,808
	Cullen Frost Bankers, Inc.	1,720	96,148
#	CVB Financial Corp.	2,760	29,256
	Delphi Financial Group, Inc. Class A	1,500	43,335
#	Delta Financial Corp.	700	21
	Dime Community Bancshares	1,100	19,998
*	Dollar Financial Corp.	600	11,958
	Donegal Group, Inc. Class A	700	12,537
#	East West Bancorp, Inc.	1,800	23,832
	Eaton Vance Corp.	400	17,020
	Employers Holdings, Inc.	2,400	45,816
*	Encore Capital Group, Inc.	900	9,513
#	Enterprise Financial Services Corp.	428	8,581
	Erie Indemnity Co.	1,300	66,547
#	F.N.B. Corp.	2,768	41,492
	FBL Financial Group, Inc. Class A	1,100	29,535
	Federated Investors, Inc.	700	25,802
	Fidelity National Financial, Inc.	2,600	44,460
	Fifth Third Bancorp	6,000	112,200
	Financial Federal Corp.	900	21,861
*	First Acceptance Corp.	1,000	3,270
	First American Corp.	1,500	50,355
	First Bancorp	600	10,086
#	First Busey Corp.	1,900	34,618
*	First Cash Financial Services, Inc.	700	10,773
#	First Charter Corp.	200	6,156
	First Commonwealth Financial Corp.	2,400	26,928
	First Community Bancshares, Inc.	400	13,596
	First Financial Bankshares, Inc.	600	27,480
	First Financial Corp.	500	16,375
	First Financial Holdings, Inc.	400	10,032

13

#	First Marblehead Corp.	2,100	6,909
*	First Mercury Financial Corp.	900	15,894
	First Midwest Bancorp, Inc.	1,600	41,760
	First Niagara Financial Group, Inc.	3,628	51,409
*	First Regional Bancorp	400	4,268
	First State Bancorporation	400	3,100
*	FirstCity Financial Corp.	400	1,744
	FirstMerit Corp.	2,600	52,546
	Flushing Financial Corp.	700	13,734
	FNB United Corp.	395	3,974
*	Forestar Real Estate Group, Inc.	500	12,500
	Franklin Resources, Inc.	500	50,610
#	Frontier Financial Corp.	1,400	20,580
#	Fulton Financial Corp.	8,440	106,513
	Gallagher (Arthur J.) & Co.	2,000	51,060
	GAMCO Investors, Inc.	200	10,618
	Gateway Financial Holdings, Inc.	481	4,776
	German American Bancorp, Inc.	482	6,015
	GFI Group, Inc.	800	9,472
#	Glacier Bancorp, Inc.	1,700	35,258
#	Great Southern Bancorp, Inc.	500	5,775
	Greene Bancshares, Inc.	400	7,748
#	Greenhill & Co., Inc.	200	12,050
*	Guaranty Bancorp	2,011	12,046
*	Guaranty Financial Group, Inc.	500	3,150
*	Hallmark Financial Services, Inc.	800	10,160
#	Hancock Holding Co.	1,500	66,735
	Hanover Insurance Group, Inc.	2,500	115,250
	Harleysville Group, Inc.	949	37,020
	Harleysville National Corp.	1,000	13,560
	Hartford Financial Services Group, Inc.	2,900	206,103
	HCC Insurance Holdings, Inc.	5,600	133,336
	Hercules Technology Growth Capital, Inc.	16	166
	Heritage Commerce Corp.	600	9,552
	Heritage Financial Group	137	1,702
	Hilb Rogal Hamilton Co.	1,100	34,056
	Home Federal Bancorp, Inc.	615	7,196
	Horace Mann Educators Corp.	1,500	24,435
	Horizon Financial Corp.	400	4,328
	Hudson City Bancorp, Inc.	7,200	128,160
#	Huntington Bancshares, Inc.	3,700	32,967
	IBERIABANK Corp.	700	36,918
	Independent Bank Corp. (MA)	500	14,650
	Integra Bank Corp.	400	5,748
	International Bancshares Corp.	1,400	35,476
	Intervest Bancshares Corp.	200	1,754
*	Investment Technology Group, Inc.	1,400	58,940
*	Investors Bancorp, Inc.	3,600	51,444
	Janus Capital Group, Inc.	2,400	69,600
#	Jefferies Group, Inc.	1,900	34,200
	Jones Lang LaSalle, Inc.	400	28,176
	JPMorgan Chase & Co.	36,000	1,548,000
	Kearny Financial Corp.	2,300	26,772
	KeyCorp	5,400	105,138
	K-Fed Bancorp	400	4,552

14

	Lakeland Bancorp, Inc.	800	11,792
	Lakeland Financial Corp.	508	12,156
	Legacy Bancorp, Inc.	300	4,050
	Legg Mason, Inc.	1,800	96,858
#	Lehman Brothers Holdings, Inc.	5,700	209,817
	Leucadia National Corp.	1,800	97,740
	Lincoln National Corp.	2,400	132,384
	LNB Bancorp, Inc.	200	2,200
#	M&T Bank Corp.	1,500	129,990
	MainSource Financial Group, Inc.	700	11,746
*	Markel Corp.	200	80,930
*	MarketAxess Holdings, Inc.	900	7,038
*	Marlin Business Services, Inc.	400	2,856
	Marsh & McLennan Companies, Inc.	5,400	147,042
	Marshall & Ilsley Corp.	5,000	116,200
#	Mastercard, Inc.	200	61,730
	MB Financial, Inc.	1,200	34,164
#	MBIA, Inc.	1,200	8,352
	MBT Financial Corp.	700	5,922
	MCG Capital Corp.	1,400	8,022
	Meadowbrook Insurance Group, Inc.	1,400	9,618
	Medallion Financial Corp.	600	5,790
	Mercer Insurance Group, Inc.	300	5,355
#	Mercury General Corp.	1,600	81,376
	Merrill Lynch & Co., Inc.	1,900	83,448
	MetLife, Inc.	7,300	438,219
	Midwest Banc Holdings, Inc.	500	4,390
	Moody’s Corp.	200	7,416
	Morgan Stanley	16,200	716,526
	Nara Bancorp, Inc.	900	11,448
*	Nasdaq Stock Market, Inc.	1,900	66,557
#	National City Corp.	2,593	15,143
	National Interstate Corp.	500	11,480
	National Penn Bancshares, Inc.	2,248	38,486
	Nationwide Financial Services, Inc.	1,200	61,236
*	Navigators Group, Inc.	900	45,441
	NBT Bancorp, Inc.	1,100	26,972
	Nelnet, Inc. Class A	1,000	13,190
	New England Bancshares, Inc.	200	2,190
	New Westfield Financial, Inc.	1,700	16,694
	New York Community Bancorp, Inc.	6,100	125,172
	NewAlliance Bancshares, Inc.	3,700	49,580
*	NexCen Brands, Inc.	1,000	660
	Northeast Community Bancorp, Inc.	500	5,800
	Northern Trust Corp.	700	53,200
#	Northwest Bancorp, Inc.	1,600	39,248
	NYMAGIC, Inc.	200	4,542
	NYSE Euronext	600	38,352
	OceanFirst Financial Corp.	500	10,265
	Odyssey Re Holdings Corp.	2,100	78,834
	Old National Bancorp	2,100	36,708
	Old Republic International Corp.	11,200	168,560
	Old Second Bancorp, Inc.	400	7,596
	optionsXpress Holding, Inc.	900	20,556
	Pacific Mercantile Bancorp	400	3,656

15

	PacWest Bancorp	900	18,972
	Park National Corp.	440	31,196
	Patriot Capital Funding, Inc.	528	5,370
	Peoples Bancorp, Inc.	400	9,476
	People’s United Financial, Inc.	2,700	44,631
*	Philadelphia Consolidated Holding Corp.	2,100	78,225
*	Pico Holdings, Inc.	700	29,022
*	Pinnacle Financial Partners, Inc.	500	13,445
*	PMA Capital Corp. Class A	900	8,982
	PNC Financial Services Group, Inc.	2,400	154,200
* #	Portfolio Recovery Associates, Inc.	500	20,545
#	PrivateBancorp, Inc.	700	26,516
*	ProAssurance Corp.	1,600	81,968
	Progressive Corp.	7,200	144,432
	Prosperity Bancshares, Inc.	1,400	44,716
	Protective Life Corp.	3,000	125,940
	Provident Bankshares Corp.	700	6,692
	Provident Financial Services, Inc.	2,100	33,033
	Provident New York Bancorp	2,100	27,321
	Prudential Financial, Inc.	5,100	380,970
	QC Holdings, Inc.	500	4,150
	Rainier Pacific Financial Group, Inc.	185	2,409
#	Raymond James Financial, Inc.	2,800	83,300
#	Regions Financial Corp.	2,900	51,678
	Reinsurance Group of America, Inc.	2,100	107,982
	Renasant Corp.	700	16,254
	Resource America, Inc.	500	5,020
*	Rewards Network, Inc.	1,100	5,500
	Riverview Bancorp, Inc.	500	4,460
	RLI Corp.	860	43,980
	Rockville Financial, Inc.	600	8,304
	Rome Bancorp, Inc.	300	3,510
	S&T Bancorp, Inc.	1,200	39,012
	S.Y. Bancorp, Inc.	500	12,615
	SAFECO Corp.	2,000	134,000
	Safety Insurance Group, Inc.	500	19,330
	Sanders Morris Harris Group, Inc.	700	5,110
	Sandy Spring Bancorp, Inc.	500	13,240
	Schwab (Charles) Corp.	2,600	57,668
*	Seabright Insurance Holdings	600	9,192
	SEI Investments Co.	600	14,472
	Selective Insurance Group, Inc.	1,800	39,384
#	Sierra Bancorp	286	6,301
	Simmons First National Corp. Class A	500	15,215
#	South Financial Group, Inc.	2,400	13,224
	Southern Community Financial Corp.	501	3,587
	Southside Bancshares, Inc.	420	9,194
	Southwest Bancorp, Inc.	600	10,176
	StanCorp Financial Group, Inc.	1,500	82,485
	State Auto Financial Corp.	1,400	38,570
	State Bancorp, Inc.	500	6,975
	State Street Corp.	1,300	93,626
	Sterling Bancorp	500	7,335
	Sterling Bancshares, Inc.	2,400	24,528
	Stewart Information Services Corp.	400	9,460

16

*	Stifel Financial Corp.	520	29,687
	Student Loan Corp.	300	36,000
	Suffolk Bancorp	200	6,732
*	Sun Bancorp, Inc.	735	8,041
	SunTrust Banks, Inc.	3,100	161,851
	Susquehanna Bancshares, Inc.	2,316	44,583
* #	SVB Financial Group	1,000	51,250
	SWS Group, Inc.	600	11,088
#	Synovus Financial Corp.	3,400	39,066
	T. Rowe Price Group, Inc.	900	52,128
	Taylor Capital Group, Inc.	400	5,140
	TCF Financial Corp.	2,900	47,908
*	TD Ameritrade Holding Corp.	2,500	45,275
*	Tejon Ranch Co.	300	11,973
#	Temecula Valley Bancorp, Inc.	200	1,204
*	Texas Capital Bancshares, Inc.	900	16,308
*	The Bancorp, Inc.	400	4,260
#	The Colonial BancGroup, Inc.	2,800	17,164
	The Goldman Sachs Group, Inc.	2,000	352,820
	The Travelers Companies, Inc.	5,900	293,879
	Thomas Properties Group, Inc.	500	5,180
*	Thomas Weisel Partners Group, Inc.	1,000	6,820
	Tompkins Financial Corp.	300	13,620
	Tower Group, Inc.	700	18,249
*	Tradestation Group, Inc.	1,200	12,636
	Transatlantic Holdings, Inc.	2,100	135,765
	Trico Bancshares	500	8,240
#	TrustCo Bank Corp. (NY)	2,160	18,922
	Trustmark Corp.	1,900	37,924
	U.S. Bancorp	5,500	182,545
	UCBH Holdings, Inc.	3,400	16,592
	UMB Financial Corp.	1,400	73,038
#	Umpqua Holdings Corp.	1,900	26,486
	Union Bankshares Corp.	400	8,020
	UnionBanCal Corp.	2,580	129,155
	United Bankshares, Inc.	1,400	39,746
#	United Community Banks, Inc.	200	2,092
	United Financial Bancorp, Inc.	520	6,360
	United Fire & Casualty Co.	1,400	50,526
	United Western Bancorp, Inc.	300	5,178
	Unitrin, Inc.	3,100	107,570
	Univest Corporation of Pennsylvania	500	12,280
	Unum Group	8,100	195,048
#	Valley National Bancorp	2,835	49,924
*	Virginia Commerce Bancorp, Inc.	440	2,662
	W. R. Berkley Corp.	3,600	97,524
#	Wachovia Corp.	9,400	223,720
	Waddell & Reed Financial, Inc.	800	28,288
	Washington Federal, Inc.	2,600	58,214
	Washington Trust Bancorp, Inc.	417	9,870
	Webster Financial Corp.	900	23,373
	Wells Fargo & Co.	28,400	782,988
	West Bancorporation	700	8,400
	West Coast Bancorp	500	5,785
#	Westamerica Bancorporation	900	49,950

17

* #	Western Alliance Bancorp	600	6,354
	Whitney Holding Corp.	2,600	59,072
	Willow Financial Bancorp, Inc.	700	6,727
#	Wilmington Trust Corp.	2,000	65,880
	Wintrust Financial Corp.	500	15,590
*	World Acceptance Corp.	300	13,266
	Zenith National Insurance Corp.	1,940	78,279
#	Zions Bancorporation	1,300	56,017
* #	ZipRealty, Inc.	800	3,848
Total Financials			20,151,684

Industrials — (14.4%)
*	3-D Systems Corp.	200	1,832
	3M Co.	1,200	93,072
	A.O. Smith Corp.	800	28,920
	AAON, Inc.	560	11,771
*	AAR Corp.	1,300	25,064
	ABM Industries, Inc.	1,400	30,562
*	Acco Brands Corp.	1,780	27,305
*	Accuride Corp.	1,000	7,750
	Actuant Corp.	1,600	58,416
	Acuity Brands, Inc.	400	21,300
	Administaff, Inc.	600	16,752
*	AGCO Corp.	2,100	126,903
* #	Airtran Holdings, Inc.	3,000	9,000
	Alamo Group, Inc.	400	9,260
*	Alaska Air Group, Inc.	800	15,624
	Albany International Corp. Class A	860	29,765
	Alexander & Baldwin, Inc.	1,300	66,911
*	Alliant Techsystems, Inc.	200	21,712
*	Allied Defense Group, Inc.	300	2,130
*	Allied Waste Industries, Inc.	5,800	78,126
*	Amerco, Inc.	700	41,657
	American Ecology Corp.	400	11,488
#	American Science & Engineering, Inc.	200	10,244
* #	American Superconductor Corp.	600	21,168
	American Woodmark Corp.	300	6,759
	Ameron International Corp.	240	27,521
	Ametek, Inc.	500	25,650
	Ampco-Pittsburgh Corp.	400	18,664
* #	AMR Corp.	3,000	21,570
	Angelica Corp.	300	6,513
	Apogee Enterprises, Inc.	1,400	33,236
* #	Applied Energetics, Inc.	700	1,421
	Applied Signal Technologies, Inc.	400	6,188
*	Argon ST, Inc.	700	16,898
	Arkansas Best Corp.	700	26,012
*	Arotech Corp.	700	1,624
*	Astec Industries, Inc.	700	27,237
*	Atlas Air Worldwide Holding, Inc.	600	37,140
#	Avery Dennison Corp.	1,300	67,054
*	Avis Budget Group, Inc.	2,400	33,408
*	Axsys Technologies, Inc.	300	17,748
*	AZZ, Inc.	300	9,414
	B.F. Goodrich Co.	2,000	129,620

18

	Badger Meter, Inc.	200	9,830
*	Baker (Michael) Corp.	200	4,494
	Baldor Electric Co.	1,100	38,720
*	Baldwin Technology Co., Inc. Class A	500	1,575
	Barnes Group, Inc.	1,200	38,328
	Barrett Business Services, Inc.	300	3,945
*	BE Aerospace, Inc.	1,600	55,920
*	Beacon Roofing Supply, Inc.	200	2,442
#	Belden, Inc.	1,300	54,457
*	Blount International, Inc.	1,000	14,010
	Boeing Co.	1,400	115,878
	Brady Co. Class A	1,500	58,065
#	Briggs & Stratton Corp.	1,400	20,650
*	BTU International, Inc.	300	3,528
	Bucyrus International, Inc.	1,000	70,780
	Burlington Northern Santa Fe Corp.	3,200	361,760
#	C&D Technologies, Inc.	800	4,944
	C.H. Robinson Worldwide, Inc.	700	45,150
*	Capstone Turbine Corp.	600	2,256
	Carlisle Companies, Inc.	1,800	60,174
	Cascade Corp.	300	15,108
*	Casella Waste Systems, Inc. Class A	700	7,812
	Caterpillar, Inc.	1,400	115,696
*	CBIZ, Inc.	1,800	15,336
	CDI Corp.	600	17,100
*	CECO Environmental Corp.	200	1,270
*	Celadon Group, Inc.	500	5,700
*	Cenveo, Inc.	300	3,504
*	Ceradyne, Inc.	600	25,878
*	Chart Industries, Inc.	1,300	54,457
*	ChoicePoint, Inc.	1,000	48,680
	Cintas Corp.	2,200	64,944
	CIRCOR International, Inc.	500	26,705
	Clarcor, Inc.	1,400	60,788
*	Clean Harbors, Inc.	200	14,206
*	Columbus McKinnon Corp.	700	19,957
	Comfort Systems USA, Inc.	1,400	18,606
*	Commercial Vehicle Group, Inc.	400	5,576
*	COMSYS IT Partners, Inc.	300	3,012
*	Consolidated Graphics, Inc.	400	21,972
*	Continental Airlines, Inc.	2,200	31,702
#	Con-way, Inc.	800	39,048
*	Copart, Inc.	1,600	72,000
	Corporate Executive Board Co.	300	13,551
*	Corrections Corp. of America	2,800	72,184
* #	CoStar Group, Inc.	500	23,450
*	Covanta Holding Corp.	2,700	75,519
*	CRA International, Inc.	400	13,948
	Crane Co.	1,300	59,345
	CSX Corp.	3,900	269,334
	Cubic Corp.	800	20,224
	Cummins, Inc.	1,000	70,420
	Curtiss-Wright Corp.	1,000	51,510
	Danaher Corp.	1,000	78,180
	Deere & Co.	1,400	113,876

19

	Deluxe Corp.	400	9,012
	Diamond Management & Technology Consultants, Inc.	400	2,120
* #	Document Securities Systems, Inc.	200	1,144
	Donaldson Co., Inc.	1,000	51,480
	Dover Corp.	2,800	151,424
	DRS Technologies, Inc.	1,200	94,536
*	Ducommun, Inc.	300	9,501
*	Dynamex, Inc.	300	7,521
	Dynamic Materials Corp.	200	8,676
	Eagle Bulk Shipping, Inc.	2,200	73,348
	Eaton Corp.	1,600	154,688
	Electro Rent Corp.	900	12,708
*	EMCOR Group, Inc.	1,500	44,025
	Emerson Electric Co.	1,500	87,270
	Encore Wire Corp.	700	15,855
*	Energy Conversion Devices, Inc.	800	50,784
*	Energy Focus, Inc.	400	952
*	EnerSys	1,600	49,936
*	ENGlobal Corp.	400	4,108
	Ennis, Inc.	500	9,445
*	EnPro Industries, Inc.	600	24,060
	Equifax, Inc.	2,200	83,952
*	ESCO Technologies, Inc.	800	41,208
*	Esterline Technologies Corp.	900	55,737
* #	Evergreen Solar, Inc.	2,900	30,160
*	Exide Technologies	2,300	37,927
	Expeditors International of Washington, Inc.	900	42,372
*	Exponent, Inc.	500	16,310
#	Fastenal Co.	700	34,608
	Federal Signal Corp.	1,900	25,612
	FedEx Corp.	4,500	412,695
*	Flanders Corp.	700	5,012
*	Flow International Corp.	500	5,080
	Flowserve Corp.	200	27,704
	Fluor Corp.	300	55,965
	Forward Air Corp.	700	25,935
#	Franklin Electric Co., Inc.	700	28,350
*	FTI Consulting, Inc.	1,000	60,060
*	FuelCell Energy, Inc.	1,900	19,247
*	Furmanite Corp.	1,000	9,070
	G & K Services, Inc. Class A	800	27,992
*	Gardner Denver Machinery, Inc.	1,500	79,590
	GATX Corp.	2,300	113,413
	Gencorp, Inc.	1,200	9,984
* #	General Cable Corp.	500	35,400
	General Dynamics Corp.	1,600	147,440
	General Electric Co.	43,800	1,345,536
*	Genesee & Wyoming, Inc.	1,200	48,984
*	GeoEye, Inc.	600	10,230
*	Global Cash Access, Inc.	1,000	7,150
	Gorman-Rupp Co.	500	21,950
*	GP Strategies Corp.	600	5,976
	Graco, Inc.	600	24,240
*	Graftech International, Ltd.	1,400	36,960
#	Granite Construction, Inc.	400	14,584

20

	Greenbrier Companies, Inc.	500	13,125
	Hardinge, Inc.	300	4,215
	Harsco Corp.	1,100	69,652
	Healthcare Services Group, Inc.	950	16,758
	Heartland Express, Inc.	2,800	43,120
#	Heico Corp.	400	20,292
	Heico Corp. Class A	488	19,335
	Heidrick & Struggles International, Inc.	400	11,460
*	Herley Industries, Inc.	600	9,642
	Herman Miller, Inc.	300	7,440
*	Hexcel Corp.	800	21,168
*	Hill International, Inc.	900	14,535
	Hi-Shear Technology Corp.	200	2,370
#	HNI Corp.	600	15,048
	Honeywell International, Inc.	1,300	77,506
#	Horizon Lines, Inc. Class A	800	10,056
*	HQ Sustainable Maritime Industries, Inc.	200	3,070
*	Hub Group, Inc. Class A	700	25,256
	Hubbell, Inc. Class B	1,100	51,447
*	Hudson Highland Group, Inc.	700	8,771
*	Hurco Companies, Inc.	200	7,246
*	Huron Consulting Group, Inc.	200	10,718
*	Huttig Building Products, Inc.	800	1,872
	IDEX Corp.	2,400	93,216
*	IHS, Inc.	400	23,824
*	II-VI, Inc.	700	27,377
	IKON Office Solutions, Inc.	4,000	48,360
	Illinois Tool Works, Inc.	2,200	118,140
*	Innovative Solutions & Support, Inc.	400	3,096
*	Insituform Technologies, Inc. Class A	1,400	25,816
	Insteel Industries, Inc.	400	6,412
*	Integrated Electrical Services, Inc.	500	9,130
*	Interline Brands, Inc.	1,100	19,646
*	Intersections, Inc.	500	4,690
	ITT Industries, Inc.	2,900	191,400
	J.B. Hunt Transport Services, Inc.	1,700	59,228
*	Jacobs Engineering Group, Inc.	400	37,912
* #	JetBlue Airways Corp.	5,900	23,423
	Joy Global, Inc.	500	42,115
*	Kadant, Inc.	700	18,711
	Kaman Corp. Class A	600	15,540
*	Kansas City Southern	2,200	109,912
	Kaydon Corp.	800	48,888
	Kelly Services, Inc. Class A	700	14,700
*	Kenexa Corp.	800	16,112
	Kennametal, Inc.	2,200	85,030
*	Key Technology, Inc.	200	7,314
*	Kforce, Inc.	1,400	12,950
*	Kirby Corp.	1,200	66,792
	Knight Transportation, Inc.	2,000	36,520
	Knoll, Inc.	500	7,415
*	Korn/Ferry International	1,200	20,160
	L-3 Communications Holdings, Inc.	1,400	150,346
*	LaBarge, Inc.	520	6,864
*	Ladish Co., Inc.	500	16,255

21

	Landstar Systems, Inc.	400	22,288
*	Layne Christensen Co.	400	20,452
*	Learning Tree International, Inc.	500	8,850
*	LECG Corp.	700	7,070
	Lennox International, Inc.	1,800	57,996
	Lincoln Electric Holdings, Inc.	1,000	82,480
	Lindsay Corp.	300	31,500
*	LMI Aerospace, Inc.	300	6,240
	Lockheed Martin Corp.	800	87,552
	LSI Industries, Inc.	700	7,448
*	M&F Worldwide Corp.	400	14,316
*	Magnetek, Inc.	700	3,150
*	Manitex International, Inc.	225	1,217
	Manpower, Inc.	1,200	75,600
*	Marten Transport, Ltd.	600	10,752
#	Masco Corp.	5,100	94,554
	McGrath Rentcorp.	900	24,867
	Met-Pro Corp.	533	7,185
*	MFRI, Inc.	200	3,118
*	Microvision, Inc.	600	2,076
* #	Middleby Corp.	160	9,134
*	Miller Industries, Inc.	300	3,357
	Mine Safety Appliances Co.	1,000	41,240
*	Mobile Mini, Inc.	1,000	24,170
*	Monster Worldwide, Inc.	2,000	49,380
*	Moog, Inc. Class A	1,100	49,874
	MSC Industrial Direct Co., Inc. Class A	500	27,250
*	MTC Technologies, Inc.	600	14,298
	Mueller Industries, Inc.	1,100	39,369
	Mueller Water Products, Inc. Class B	1,700	16,830
	NACCO Industries, Inc. Class A	200	17,372
*	National Technical Systems, Inc.	300	1,665
*	Navigant Consulting, Inc.	2,300	46,345
*	NCI Building Systems, Inc.	400	12,496
	Nordson Corp.	1,000	71,850
	Norfolk Southern Corp.	3,500	235,830
*	North America Galvanizing & Coatings, Inc.	400	3,076
	Northrop Grumman Corp.	3,000	226,380
*	Old Dominion Freight Line, Inc.	800	24,144
	Omega Flex, Inc.	169	3,030
*	On Assignment, Inc.	700	5,838
*	Orbital Sciences Corp.	1,400	36,344
#	Oshkosh Truck Corp. Class B	2,100	84,861
*	Owens Corning, Inc.	2,000	51,660
*	P.A.M. Transportation Services, Inc.	300	4,398
	Paccar, Inc.	750	40,043
	Pall Corp.	600	24,486
	Parker Hannifin Corp.	1,800	152,406
*	Park-Ohio Holdings Corp.	500	7,510
	Pentair, Inc.	2,900	108,547
*	Perini Corp.	600	23,094
* #	Pinnacle Airlines Corp.	600	3,906
	Pitney Bowes, Inc.	900	32,679
*	Plug Power, Inc.	3,200	10,048
	Portec Rail Products, Inc.	240	2,916

22

*	Powell Industries, Inc.	300	16,041
*	Power-One, Inc.	2,800	8,512
	Precision Castparts Corp.	200	24,160
* #	Protection One, Inc.	500	4,255
*	Quality Distribution, Inc.	700	2,450
*	Quanex Building Products Corp.	1,300	22,880
*	Quanta Services, Inc.	1,200	38,448
	Quixote Corp.	300	3,060
	R. R. Donnelley & Sons Co.	7,100	233,093
	Raven Industries, Inc.	200	7,550
	Raytheon Co.	4,000	255,440
*	RBC Bearings, Inc.	400	15,072
*	RCM Technologies, Inc.	400	1,728
	Regal-Beloit Corp.	1,300	60,450
	Republic Services, Inc.	1,600	52,688
	Resources Connection, Inc.	900	18,909
	Robbins & Myers, Inc.	1,000	40,490
	Robert Half International, Inc.	700	17,206
	Rockwell Automation, Inc.	700	40,985
	Rockwell Collins, Inc.	700	42,959
	Rollins, Inc.	840	13,364
	Roper Industries, Inc.	1,400	91,056
*	Rush Enterprises, Inc. Class A	950	15,371
	Ryder System, Inc.	1,800	132,174
	Schawk, Inc.	800	13,392
*	School Specialty, Inc.	400	12,556
*	Shaw Group, Inc.	800	48,800
#	Simpson Manufacturing Co., Inc.	1,600	42,208
	Skywest, Inc.	2,000	30,920
*	SL Industries, Inc.	200	2,940
	Southwest Airlines Co.	23,200	302,992
* #	Spire Corp.	200	2,876
	SPX Corp.	800	106,304
*	Standard Parking Corp.	400	8,576
	Standard Register Co.	700	8,316
	Standex International Corp.	300	6,195
	Steelcase, Inc. Class A	2,400	30,240
*	Stericycle, Inc.	300	17,490
*	Sterling Construction Co., Inc.	400	7,956
	Sun Hydraulics, Inc.	200	8,022
*	Superior Essex, Inc.	600	26,100
	Sypris Solutions, Inc.	700	3,143
*	SYS Technologies	900	2,205
	TAL International Group, Inc.	1,100	29,557
* #	Taser International, Inc.	900	6,327
*	Team, Inc.	200	6,408
*	Teledyne Technologies, Inc.	1,000	55,680
	Teleflex, Inc.	1,100	65,021
*	TeleTech Holdings, Inc.	500	12,920
	Tennant Co.	900	31,653
*	Terex Corp.	500	35,675
*	Tetra Tech, Inc.	1,700	44,948
	Textron, Inc.	800	50,040
*	The Advisory Board Co.	200	9,234
	The Brink’s Co.	1,100	79,728

23

	The Dun & Bradstreet Corp.	200	18,276
*	The Geo Group, Inc.	1,500	34,485
	The Manitowoc Co., Inc.	600	23,340
*	Thomas & Betts Corp.	1,300	55,211
	Thomas Group, Inc.	361	928
	Timken Co.	2,800	102,564
	Titan International, Inc.	900	35,577
#	Toro Co.	600	23,448
	Trane, Inc.	900	41,778
*	TRC Companies, Inc.	700	3,626
	Tredegar Industries, Inc.	800	11,688
	Trinity Industries, Inc.	1,900	77,615
	Triumph Group, Inc.	500	31,095
*	TrueBlue, Inc.	800	11,648
*	TurboChef Technologies, Inc.	400	2,692
	Twin Disc, Inc.	400	7,600
	UAL Corp.	1,600	13,664
*	Ultralife Batteries, Inc.	400	5,052
	Union Pacific Corp.	4,800	395,088
	United Parcel Service, Inc.	1,300	92,326
*	United Stationers, Inc.	800	33,872
	United Technologies Corp.	3,300	234,432
	Universal Forest Products, Inc.	1,000	33,930
*	URS Corp.	1,500	71,715
* #	USG Corp.	800	27,240
#	Valmont Industries, Inc.	300	34,452
*	Versar, Inc.	300	1,560
	Viad Corp.	700	23,086
	Vicor Corp.	900	10,161
*	Volt Information Sciences, Inc.	900	13,464
	W.W. Grainger, Inc.	900	82,134
	Wabash National Corp.	1,000	8,580
	Wabtec Corp.	1,400	65,198
	Walter Industries, Inc.	700	65,268
*	Waste Connections, Inc.	2,000	65,660
	Waste Management, Inc.	4,100	155,513
#	Watsco, Inc. Class A	600	27,900
	Watson Wyatt & Co. Holdings	1,200	70,284
#	Watts Water Technologies, Inc.	1,200	34,032
*	WCA Waste Corp.	600	3,306
	Werner Enterprises, Inc.	2,400	45,456
*	WESCO International, Inc.	600	26,586
*	Westaff, Inc.	600	1,224
	Woodward Governor Co.	1,000	40,270
Total Industrials			15,942,659

Information Technology — (13.2%)
*	3Com Corp.	11,500	28,980
*	Acacia Research-Acacia Technologies	300	1,629
* #	Access Integrated Technologies, Inc.	700	1,505
*	Actel Corp.	1,000	17,150
*	ActivIdentity Corp.	1,300	3,692
*	Activision, Inc.	1,200	40,500
*	Actuate Corp.	1,300	6,448
*	Adaptec, Inc.	4,700	15,181

24

*	ADC Telecommunications, Inc.	3,400	53,516
*	ADDvantage Technologies Group, Inc.	400	1,472
*	Adobe Systems, Inc.	1,100	48,466
	Adtran, Inc.	1,600	39,824
*	Advanced Analogic Technologies, Inc.	1,200	8,376
*	Advanced Energy Industries, Inc.	1,300	20,592
*	Advanced Micro Devices, Inc.	10,700	73,616
*	Advanced Photonix, Inc.	800	1,120
*	Advent Software, Inc.	300	12,891
*	Aehr Test Systems	200	1,748
*	Aetrium, Inc.	400	1,252
*	Agilent Technologies, Inc.	1,600	59,824
	Agilysys, Inc.	900	9,396
* #	Akamai Technologies, Inc.	700	27,335
	Altera Corp.	1,500	34,710
	American Software, Inc. Class A	900	5,886
*	Amkor Technology, Inc.	1,800	19,188
	Amphenol Corp.	800	37,304
*	Amtech Systems, Inc.	200	1,966
*	Anadigics, Inc.	3,000	37,080
	Analog Devices, Inc.	1,300	45,643
*	Anaren, Inc.	500	6,505
* #	Anixter International, Inc.	800	52,008
*	Ansoft Corp.	200	7,296
*	Ansys, Inc.	900	42,570
*	Apple, Inc.	1,600	302,000
	Applied Materials, Inc.	3,100	61,411
*	Applied Micro Circuits Corp.	3,050	29,921
*	Ariba, Inc.	2,200	32,648
*	Arris Group, Inc.	3,610	33,790
*	Arrow Electronics, Inc.	4,000	122,640
*	Art Technology Group, Inc.	2,800	10,500
*	Aspen Technology, Inc.	1,600	23,040
*	Asyst Technologies, Inc.	1,100	3,905
* #	Atheros Communications	1,000	33,420
	Atlantic Tele-Network, Inc.	400	11,984
*	Atmel Corp.	14,200	63,474
*	ATMI, Inc.	1,100	32,923
*	Autodesk, Inc.	900	37,044
	Automatic Data Processing, Inc.	1,200	51,660
* #	Avid Technology, Inc.	900	19,314
*	Avnet, Inc.	2,300	67,896
*	Avocent Corp.	1,700	33,541
	AVX Corp.	5,100	67,932
*	Aware, Inc.	900	3,258
*	Axcelis Technologies, Inc.	2,723	15,548
*	AXT, Inc.	1,100	5,082
* #	Bankrate, Inc.	500	25,250
	Bel Fuse, Inc. Class B	300	7,857
*	Bell Microproducts, Inc.	900	2,385
*	Benchmark Electronics, Inc.	2,400	42,648
	Black Box Corp.	800	22,960
*	Blackboard, Inc.	300	11,364
*	Blue Coat Systems, Inc.	400	7,248
*	BMC Software, Inc.	800	32,080

25

*	Bookham, Inc.	3,200	6,496
*	Borland Software Corp.	2,100	2,961
*	Bottomline Technologies, Inc.	700	6,965
*	Brightpoint, Inc.	1,200	11,820
*	Broadcom Corp.	900	25,821
	Broadridge Financial Solutions, Inc.	1,600	36,064
*	Brocade Communications Systems, Inc.	8,600	69,316
*	Brooks Automation, Inc.	2,700	27,513
*	BSQUARE Corp.	300	1,431
	CA, Inc.	2,200	58,388
*	Cabot Microelectronics Corp.	800	29,680
*	CACI International, Inc. Class A	900	45,873
*	Cadence Design Systems, Inc.	3,700	42,994
*	CalAmp Corp.	500	1,255
*	California Micro Devices Corp.	700	2,499
*	Callidus Software, Inc.	1,100	6,688
*	CallWave, Inc.	800	1,944
*	Captaris, Inc.	400	1,744
*	Catalyst Semiconductor, Inc.	600	2,700
*	Catapult Communications Corp.	500	3,685
*	CEVA, Inc.	700	5,859
*	Checkpoint Systems, Inc.	1,300	33,761
*	Chordiant Software, Inc.	300	1,926
*	Ciena Corp.	900	27,504
*	Ciprico, Inc.	300	486
*	Cirrus Logic, Inc.	2,500	16,400
*	Cisco Sytems, Inc.	11,000	293,920
*	Citrix Systems, Inc.	800	27,384
*	CMGI, Inc.	2,600	38,948
*	CNET Networks, Inc.	3,500	40,075
	Cognex Corp.	1,140	31,760
*	Cognizant Technology Solutions Corp.	1,200	42,336
*	Coherent, Inc.	1,100	33,297
	Cohu, Inc.	900	15,399
*	CommScope, Inc.	1,800	98,730
*	Computer Sciences Corp.	3,400	167,110
*	Compuware Corp.	7,100	72,349
*	Comtech Telecommunications Corp.	500	23,150
*	Concur Technologies, Inc.	600	22,002
*	Convera Corp.	1,100	1,529
*	Convergys Corp.	1,700	27,421
	Corning, Inc.	3,600	98,424
*	CPI International, Inc.	600	7,314
*	Credence Systems Corp.	1,100	1,188
* #	Cree, Inc.	2,500	63,550
*	CSG Systems International, Inc.	800	10,624
*	Cyberoptics Corp.	300	2,688
*	Cybersource Corp.	500	9,705
*	Cymer, Inc.	1,000	30,920
*	Cypress Semiconductor Corp.	2,700	75,276
	Daktronics, Inc.	500	10,095
* #	DealerTrack Holdings, Inc.	700	14,728
*	Dell, Inc.	4,100	94,546
	Diebold, Inc.	1,900	74,974
*	Digi International, Inc.	900	8,118

26

*	Digimarc Corp.	800	8,888
*	Digital River, Inc.	900	36,054
*	Diodes, Inc.	900	25,407
*	Ditech Networks, Inc.	1,200	2,856
*	Dolby Laboratories, Inc.	200	9,602
*	Dot Hill Systems Corp.	1,700	5,100
*	DSP Group, Inc.	600	5,004
* #	DST Systems, Inc.	200	12,680
*	DTS, Inc.	500	16,750
*	Dycom Industries, Inc.	1,300	22,295
*	Dynamics Research Corp.	300	3,216
*	EarthLink, Inc.	4,000	38,400
*	eBay, Inc.	3,100	93,031
* #	Echelon Corp.	600	8,856
*	Echostar Holding Corp.	60	2,240
*	EFJ, Inc.	800	1,184
*	Electro Scientific Industries, Inc.	800	12,640
*	Electroglas, Inc.	900	1,692
*	Electronic Arts, Inc.	800	40,160
	Electronic Data Systems Corp.	11,300	276,737
*	Electronics for Imaging, Inc.	1,600	26,512
*	EMC Corp.	4,800	83,712
* #	EMCORE Corp.	1,400	11,004
*	EMS Technologies, Inc.	520	14,238
*	Emulex Corp.	2,400	33,648
*	Entegris, Inc.	3,900	29,991
*	Entorian Technologies, Inc.	1,100	1,155
*	Epicor Software Corp.	1,100	9,438
*	EPIQ Systems, Inc.	900	14,841
*	Equinix, Inc.	400	38,196
*	Euronet Worldwide, Inc.	1,600	31,296
*	Exar Corp.	2,500	19,650
*	Excel Technology, Inc.	400	10,408
*	Extreme Networks, Inc.	3,700	12,025
*	F5 Networks, Inc.	600	18,030
#	Factset Research Systems, Inc.	500	32,355
	Fair Isaac Corp.	1,600	40,432
*	Fairchild Semiconductor Corp. Class A	3,600	54,000
*	FalconStor Software, Inc.	700	6,258
*	Faro Technologies, Inc.	300	8,601
*	FEI Co.	800	18,752
	Fidelity National Information Services, Inc.	2,700	108,756
* #	Finisar Corp.	3,300	6,072
*	Fiserv, Inc.	2,200	115,192
* #	Flir Systems, Inc.	800	31,536
*	FormFactor, Inc.	1,400	30,562
*	Forrester Research, Inc.	700	21,147
*	Foundry Networks, Inc.	3,300	44,880
	Frequency Electronics, Inc.	300	2,010
*	Gartner Group, Inc.	900	19,611
*	Gerber Scientific, Inc.	900	9,009
	Global Payments, Inc.	1,400	66,108
*	Goldleaf Financial Solutions, Inc.	500	1,025
*	Google, Inc.	400	234,320
*	Greenfield Online, Inc.	800	10,192

27

*	Hackett Group, Inc.	1,600	8,448
*	Harmonic, Inc.	1,400	13,468
	Harris Corp.	600	39,468
*	Harris Stratex Networks, Inc. Class A	800	8,992
#	Heartland Payment Systems, Inc.	400	10,324
	Henry Jack & Associates, Inc.	1,600	38,080
*	Hewitt Associates, Inc. Class A	2,400	93,984
	Hewlett-Packard Co.	8,600	404,716
*	hi/fn, Inc.	500	2,530
*	Hittite Microwave Corp.	300	11,985
*	Hutchinson Technology, Inc.	800	11,520
*	Hypercom Corp.	1,600	7,792
*	I.D. Systems, Inc.	400	2,944
	iBasis, Inc.	400	1,340
*	iGATE Capital Corp.	1,500	12,825
*	iGo, Inc.	1,200	1,560
*	Ikanos Communications	1,100	3,916
*	I-many, Inc.	800	808
#	Imergent, Inc.	200	2,300
*	Immersion Corp.	800	6,856
*	InFocus Corp.	1,200	2,052
*	Informatica Corp.	1,600	28,800
	InfoSpace, Inc.	1,000	9,130
*	Ingram Micro, Inc.	5,100	92,463
*	Innodata Isogen, Inc.	700	2,191
*	Insight Enterprises, Inc.	1,600	21,440
	Integral Systems, Inc.	400	15,836
*	Integrated Device Technology, Inc.	5,600	63,168
*	Integrated Silicon Solution, Inc.	836	5,100
	Intel Corp.	13,300	308,294
*	Interactive Intelligence, Inc.	200	2,606
*	Intermec, Inc.	1,700	38,420
*	Internap Network Services Corp.	1,600	8,432
	International Business Machines Corp.	2,400	310,632
*	International Rectifier Corp.	2,600	60,268
*	Internet Capital Group, Inc.	1,300	13,078
*	Interphase Corp.	200	744
	Intersil Corp.	4,800	133,776
*	Intervoice, Inc.	900	5,814
*	Interwoven, Inc.	1,400	18,774
*	Intevac, Inc.	500	5,750
*	IntriCon Corp.	200	1,560
*	Intuit, Inc.	1,400	40,544
*	Iomega Corp.	2,100	8,064
*	iPass, Inc.	2,100	4,515
*	Iron Mountain, Inc.	2,600	78,078
*	Iteris, Inc.	1,100	3,278
*	Itron, Inc.	300	29,274
*	Ixia	2,200	17,798
*	IXYS Corp.	1,400	16,324
*	j2 Global Communications, Inc.	700	18,564
	Jabil Circuit, Inc.	2,900	36,888
*	JDA Software Group, Inc.	1,000	20,400
* #	JDS Uniphase Corp.	6,600	81,642
*	Juniper Networks, Inc.	1,100	30,272

28

*	Jupitermedia Corp.	1,300	2,418
	Keithley Instruments, Inc.	500	5,120
*	Key Tronic Corp.	400	1,440
*	Kintera, Inc.	1,200	1,296
	KLA-Tencor Corp.	2,800	129,136
*	Kopin Corp.	2,500	7,575
*	Kratos Defense & Security Solutions, Inc.	2,700	5,265
*	Kulicke & Soffa Industries, Inc.	1,300	9,204
*	KVH Industries, Inc.	400	3,520
*	L-1 Identity Solutions, Inc.	2,900	45,820
*	Lam Research Corp.	600	24,420
*	LaserCard Corp.	200	1,464
*	Lawson Software, Inc.	5,200	45,344
*	LeCroy Corp.	400	3,460
*	Lexmark International, Inc.	1,600	58,976
#	Linear Technology Corp.	1,000	36,770
*	Lionbridge Technologies, Inc.	2,400	5,832
*	Littlefuse, Inc.	700	26,453
*	LoJack Corp.	600	5,550
*	Loral Space & Communications, Inc.	700	13,573
*	LSI Corp.	4,700	34,169
*	Macrovision Solutions Corp.	2,322	31,417
*	Magma Design Automation, Inc.	400	3,020
*	Management Network Group, Inc.	1,300	2,158
*	Manhattan Associates, Inc.	600	15,240
*	ManTech International Corp. Class A	600	30,258
#	Marchex, Inc. Class B	900	11,898
*	Mastec, Inc.	1,900	22,401
*	Mattson Technology, Inc.	1,500	7,530
	Maxim Integrated Products, Inc.	1,000	22,100
	Maximus, Inc.	900	33,093
*	Maxwell Technologies, Inc.	700	9,555
*	McAfee, Inc.	2,700	97,875
*	MEMC Electronic Materials, Inc.	500	34,330
*	Mentor Graphics Corp.	2,900	33,785
*	Mercury Computer Systems, Inc.	700	6,209
*	Merix Corp.	800	2,000
*	Metavante Technologies, Inc.	1,666	42,416
	Methode Electronics, Inc.	2,000	22,880
	Micrel, Inc.	1,800	17,280
#	Microchip Technology, Inc.	1,600	58,944
*	Micron Technology, Inc.	14,600	117,822
*	Micros Systems, Inc.	800	26,376
*	Microsemi Corp.	1,700	46,580
	Microsoft Corp.	16,900	478,608
*	Microtune, Inc.	1,200	5,016
*	Midway Games, Inc.	500	1,100
*	MIPS Technologies, Inc.	1,400	5,348
*	MIVA, Inc.	1,000	1,700
*	MKS Instruments, Inc.	1,700	40,052
*	Moldflow Corp.	400	8,800
	Molex, Inc. Class A	1,200	31,740
*	Monolithic Power Systems	300	7,269
	Motorola, Inc.	11,000	102,630
*	MPS Group, Inc.	3,400	39,032

29

*	MRV Communications, Inc.	3,000	5,340
*	MSC. Software Corp.	1,400	17,318
	MTS Systems Corp.	800	30,272
* #	Multi-Fineline Electronix, Inc.	800	16,040
*	Nanometrics, Inc.	700	5,523
*	Napco Security Systems, Inc.	700	3,220
	National Instruments Corp.	1,000	31,760
	National Semiconductor Corp.	1,100	23,155
*	NAVTEQ Corp.	300	22,953
*	NCR Corp.	3,500	92,610
*	NetApp, Inc.	600	14,628
*	NETGEAR, Inc.	800	15,192
* #	Netlogic Microsystems, Inc.	500	18,880
*	NetScout Systems, Inc.	900	11,439
* #	Network Equipment Technologies, Inc.	800	3,912
	NIC, Inc.	700	5,712
*	Novatel Wireless, Inc.	700	7,217
*	Novell, Inc.	10,100	71,508
* #	Novellus Systems, Inc.	3,600	86,004
*	Nu Horizons Electronics Corp.	700	4,025
*	Nuance Communications, Inc.	1,800	35,496
*	Nvidia Corp.	1,350	33,345
*	Omniture, Inc.	196	4,831
* #	OmniVision Technologies, Inc.	1,900	30,780
*	ON Semiconductor Corp.	6,075	60,082
*	Online Resources Corp.	300	2,910
*	Oplink Communications, Inc.	800	8,864
*	OPNET Technologies, Inc.	800	7,560
*	Oracle Corp.	12,100	276,364
*	OSI Systems, Inc.	500	12,605
*	OYO Geospace Corp.	200	11,284
*	Packeteer, Inc.	1,200	8,520
* #	Palm, Inc.	3,000	18,180
*	PAR Technology Corp.	400	3,760
*	Parametric Technology Corp.	2,500	46,950
	Park Electrochemical Corp.	600	17,730
* #	Parkervision, Inc.	300	3,348
	Paychex, Inc.	700	24,185
*	PC Connection, Inc.	1,100	11,979
	PC-Tel, Inc.	700	6,923
*	PDF Solutions, Inc.	800	4,512
	Pegasystems, Inc.	1,200	14,784
*	Perficient, Inc.	600	6,366
*	Performance Technologies, Inc.	400	2,216
*	Pericom Semiconductor Corp.	900	16,866
*	Perot Systems Corp.	4,000	66,080
*	Pervasive Software, Inc.	800	3,736
*	Phoenix Technologies, Ltd.	300	3,210
*	Photon Dynamics, Inc.	500	6,360
*	Photronics, Inc.	2,200	19,756
*	Planar Systems, Inc.	700	2,324
	Plantronics, Inc.	1,600	38,864
*	PLATO Learning, Inc.	800	2,104
*	Plexus Corp.	1,500	42,345
*	PLX Technology, Inc.	900	7,524

30

*	PMC-Sierra, Inc.	4,900	41,699
*	Polycom, Inc.	1,600	39,872
*	Power Integrations, Inc.	700	22,841
*	Powerwave Technologies, Inc.	4,300	17,329
*	Presstek, Inc.	1,300	8,112
*	Progress Software Corp.	1,200	37,368
	QAD, Inc.	1,000	7,660
*	QLogic Corp.	3,200	50,528
	QUALCOMM, Inc.	3,800	184,452
#	Quality Systems, Inc.	300	9,879
*	Quantum Corp.	5,700	9,747
*	Quest Software, Inc.	2,900	49,329
*	QuickLogic Corp.	900	1,845
*	Rackable Systems, Inc.	600	8,196
*	Radiant Systems, Inc.	900	12,204
*	RadiSys Corp.	900	9,027
*	RAE Systems, Inc.	2,000	2,840
*	Rambus, Inc.	900	18,594
*	Ramtron International Corp.	800	3,592
*	RealNetworks, Inc.	4,900	35,770
*	Red Hat, Inc.	800	19,488
	Relm Wireless Corp.	400	640
	Renaissance Learning, Inc.	800	11,960
*	RF Micro Devices, Inc.	8,363	33,452
	Richardson Electronics, Ltd.	500	2,825
*	RightNow Technologies, Inc.	400	5,944
*	Rimage Corp.	400	7,072
*	Rofin-Sinar Technologies, Inc.	800	28,312
*	Rogers Corp.	600	23,514
*	Rudolph Technologies, Inc.	800	8,048
*	Saba Software, Inc.	700	2,674
*	Safeguard Scientifics, Inc.	2,400	3,312
*	Salesforce.com, Inc.	500	36,155
*	Sandisk Corp.	3,200	90,592
*	Sapient Corp.	2,900	19,140
* #	SAVVIS, Inc.	200	3,336
*	ScanSource, Inc.	700	20,972
*	Scientific Learning Corp.	400	1,792
*	Seachange International, Inc.	400	3,144
*	Secure Computing Corp.	2,200	11,726
*	Semitool, Inc.	1,000	8,390
*	Semtech Corp.	2,900	50,808
*	SI International, Inc.	519	12,716
* #	Sigma Designs, Inc.	300	5,550
*	Silicon Image, Inc.	3,300	23,199
*	Silicon Laboratories, Inc.	1,200	44,220
*	Silicon Storage Technology, Inc.	4,045	13,146
*	Skyworks Solutions, Inc.	5,200	53,716
*	SM&A	500	2,490
* #	Smith Micro Software, Inc.	900	7,596
	Soapstone Networks, Inc.	500	2,665
*	SoftBrands, Inc.	600	672
*	Sonic Solutions, Inc.	700	6,720
*	SonicWALL, Inc.	2,100	16,800
* #	Sonus Networks, Inc.	5,900	25,311

31

*	SourceForge, Inc.	1,700	2,652
*	Spectrum Control, Inc.	500	4,555
*	SPSS, Inc.	500	19,685
*	SRA International, Inc.	1,400	33,012
*	SRS Labs, Inc.	500	3,480
*	Standard Microsystems Corp.	800	26,080
	StarTek, Inc.	500	4,325
*	STEC, Inc.	1,100	14,025
*	Stratasys, Inc.	400	8,708
*	SumTotal Systems, Inc.	600	2,790
* #	Sun Microsystems, Inc.	2,675	34,641
*	Supertex, Inc.	400	10,120
*	SupportSoft, Inc.	1,800	6,714
*	Sybase, Inc.	2,000	64,040
*	Sycamore Networks, Inc.	9,200	31,188
*	Sykes Enterprises, Inc.	1,400	28,994
*	Symantec Corp.	7,900	171,667
*	Symmetricom, Inc.	1,000	4,210
* #	Synaptics, Inc.	500	21,385
*	SYNNEX Corp.	1,100	27,335
*	Synopsys, Inc.	3,500	92,225
	Syntel, Inc.	600	19,620
*	Take-Two Interactive Software, Inc.	2,100	56,847
*	Tech Data Corp.	2,600	95,134
	Technitrol, Inc.	1,400	27,930
*	TechTeam Global, Inc.	400	3,980
*	Tekelec	2,300	38,617
*	TeleCommunication Systems, Inc.	1,000	5,270
*	Tellabs, Inc.	20,200	109,888
*	Telular Corp.	600	2,178
*	Teradata Corp.	1,800	48,618
*	Teradyne, Inc.	4,500	61,830
*	Terremark Worldwide, Inc.	1,600	10,080
*	Tessera Technologies, Inc.	1,100	23,177
	Texas Instruments, Inc.	3,200	103,936
*	The Knot, Inc.	900	10,449
	TheStreet.com, Inc.	300	2,316
*	THQ, Inc.	1,300	27,885
*	TIBCO Software, Inc.	6,400	49,408
	Total System Services, Inc.	1,814	44,479
*	Transact Technologies, Inc.	400	3,396
*	Trimble Navigation, Ltd.	600	23,904
*	Triquint Semiconductor, Inc.	5,441	36,237
*	TTM Technologies, Inc.	1,700	24,752
*	Tumbleweed Communications Corp.	900	1,665
*	Tyler Technologies, Inc.	1,100	17,336
*	Ultimate Software Group, Inc.	300	11,349
*	Ultra Clean Holdings, Inc.	800	8,344
*	Ultratech, Inc.	900	14,409
*	Unisys Corp.	1,100	5,566
	United Online, Inc.	1,900	23,237
* #	Universal Display Corp.	400	6,084
*	ValueClick, Inc.	1,100	22,121
*	Varian Semiconductor Equipment Associates, Inc.	700	26,621
*	Veeco Instruments, Inc.	1,100	21,153

32

*	VeriFone Holdings, Inc.	300	4,404
*	VeriSign, Inc.	3,300	132,132
*	Viasat, Inc.	1,000	21,540
*	Vicon Industries, Inc.	200	960
*	Video Display Corp.	300	2,325
*	Virage Logic Corp.	700	4,634
*	Vishay Intertechnology, Inc.	6,300	63,504
*	Vocus, Inc.	200	6,354
* #	Vyyo, Inc.	400	80
*	Websense, Inc.	500	8,795
*	Website Pros, Inc.	1,100	9,031
*	Westell Technologies, Inc.	2,100	2,982
*	Western Digital Corp.	2,900	108,837
*	Wind River Systems, Inc.	2,500	27,050
*	Wireless Ronin Technologies, Inc.	300	2,013
*	Wireless Telecom Group, Inc.	900	1,188
*	Wright Express Corp.	400	12,792
	Xerox Corp.	9,200	124,936
	Xilinx, Inc.	1,000	27,200
* #	X-Rite, Inc.	1,000	1,760
*	Yahoo!, Inc.	3,000	80,280
*	Zebra Technologies Corp. Class A	1,500	56,400
*	ZILOG, Inc.	600	2,364
*	Zix Corp.	1,000	2,580
*	Zoran Corp.	1,600	23,408
Total Information Technology			14,683,199

Materials — (6.3%)
	A.M. Castle & Co.	700	22,981
*	AEP Industries, Inc.	200	5,240
	Air Products & Chemicals, Inc.	900	91,728
	Airgas, Inc.	1,900	112,423
	AK Steel Holding Corp.	400	28,400
	Albemarle Corp.	1,700	75,599
	Alcoa, Inc.	7,700	312,543
	Allegheny Technologies, Inc.	500	37,500
	AMCOL International Corp.	1,400	43,204
#	American Vanguard Corp.	800	10,696
	Aptargroup, Inc.	1,600	71,552
	Arch Chemicals, Inc.	700	26,621
	Ashland, Inc.	1,900	101,973
	Balchem Corp.	500	12,360
	Ball Corp.	500	27,150
	Bemis Co., Inc.	3,000	79,800
*	Brush Engineered Materials, Inc.	600	20,046
#	Cabot Corp.	1,000	32,040
#	Calgon Carbon Corp.	1,100	19,492
	Carpenter Technology Corp.	1,200	66,240
	Celanese Corp. Class A	700	34,090
*	Century Aluminum Co.	500	36,500
	CF Industries Holdings, Inc.	600	82,140
	Chemtura Corp.	7,600	66,348
	Cleveland-Cliffs, Inc.	1,800	192,060
* #	Coeur d’Alene Mines Corp.	9,000	28,170
	Commercial Metals Co.	3,500	128,100

33

	Compass Minerals International, Inc.	500	36,500
*	Core Molding Technologies, Inc.	300	2,205
*	Crown Holdings, Inc.	2,100	60,585
	Cytec Industries, Inc.	1,400	88,424
	Deltic Timber Corp.	600	32,340
	Dow Chemical Co.	8,300	335,320
	duPont (E.I.) de Nemours & Co., Inc.	3,700	177,267
	Eagle Materials, Inc.	2,100	75,285
	Eastman Chemical Co.	1,200	91,932
	Ecolab, Inc.	1,000	44,830
	Ferro Corp.	1,700	32,912
* #	Flotek Industries, Inc.	200	3,426
	FMC Corp.	1,400	103,572
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	300,846
	Friedman Industries, Inc.	300	1,875
*	General Moly, Inc.	600	5,310
	Georgia Gulf Corp.	700	2,968
	Gibraltar Industries, Inc.	600	9,678
*	Graphic Packaging Holding Co.	6,600	19,602
	Greif, Inc. Class A	600	40,224
	H.B. Fuller Co.	2,000	49,740
*	Headwaters, Inc.	1,500	16,305
* #	Hecla Mining Co.	2,700	24,354
	Hercules, Inc.	2,600	53,638
*	ICO, Inc.	400	2,816
	International Flavors & Fragrances, Inc.	300	12,588
	International Paper Co.	3,800	103,436
*	Ion Geophysical Corp.	2,300	37,697
	Kaiser Aluminum Corp.	1,100	70,565
	KMG Chemicals, Inc.	300	3,291
*	Landec Corp.	800	6,408
	Louisiana-Pacific Corp.	2,100	25,494
*	LSB Industries, Inc.	200	3,648
	Lubrizol Corp.	1,000	56,100
#	Martin Marietta Materials, Inc.	200	23,338
*	Material Sciences Corp.	400	3,084
	MeadWestavco Corp.	4,100	105,493
	Minerals Technologies, Inc.	700	48,727
	Monsanto Co.	1,200	152,880
	Nalco Holding Co.	3,200	77,824
*	Nanophase Technologies Corp.	300	975
#	NewMarket Corp.	600	46,962
	Newmont Mining Corp.	2,800	133,084
	NL Industries, Inc.	1,600	18,400
	Nucor Corp.	1,200	89,760
	Olin Corp.	2,100	47,250
	Olympic Steel, Inc.	300	19,494
*	OM Group, Inc.	900	39,132
*	OMNOVA Solutions, Inc.	1,400	5,054
*	Owens-Illinois, Inc.	700	40,054
	Packaging Corp. of America	2,400	62,496
*	Pactiv Corp.	2,100	51,723
*	Patriot Coal Corp.	90	9,732
	Penford Corp.	200	4,358
*	Peoplesupport, Inc.	900	8,325

34

*	PolyOne Corp.	3,100	23,994
	PPG Industries, Inc.	2,000	126,060
	Praxair, Inc.	600	57,036
	Quaker Chemical Corp.	300	9,591
*	Ready Mix, Inc.	200	1,160
	Reliance Steel & Aluminum Co.	1,800	122,346
	Rock-Tenn Co. Class A	1,100	39,259
*	Rockwood Holdings, Inc.	2,100	77,112
#	Rohm & Haas Co.	2,900	156,542
	Royal Gold, Inc.	800	24,592
	RPM International, Inc.	3,500	85,855
*	RTI International Metals, Inc.	700	30,156
	Schnitzer Steel Industries, Inc. Class A	600	60,084
	Schweitzer-Maudoit International, Inc.	500	10,200
	Scotts Miracle-Gro Co. Class A	500	14,100
	Sealed Air Corp.	2,400	58,464
	Sensient Technologies Corp.	1,600	50,320
	Silgan Holdings, Inc.	400	22,892
	Sims Group, Ltd. Sponsored ADR	1,435	52,923
*	Smurfit-Stone Container Corp.	9,300	62,589
#	Southern Copper Corp.	600	66,138
	Steel Dynamics, Inc.	3,400	122,740
	Stepan Co.	300	12,267
*	Stillwater Mining Co.	2,800	40,180
	Temple-Inland, Inc.	1,500	21,855
	Terra Industries, Inc.	1,200	52,356
	Texas Industries, Inc.	1,000	72,900
*	The Mosaic Co.	800	100,256
#	Titanium Metals Corp.	700	12,180
*	U.S. Concrete, Inc.	1,100	5,775
*	U.S. Gold Corp.	1,400	3,024
*	United States Lime & Minerals, Inc.	200	7,450
	United States Steel Corp.	1,600	276,336
*	Universal Stainless & Alloy Products, Inc.	200	7,892
	Valhi, Inc.	900	28,116
	Valspar Corp.	3,000	67,680
#	Vulcan Materials Co.	1,600	123,088
*	W.R. Grace & Co.	500	13,540
	Westlake Chemical Corp.	300	5,205
	Weyerhaeuser Co.	1,900	118,427
	Worthington Industries, Inc.	2,400	47,856
	Zep, Inc.	200	3,284
* #	Zoltek Companies, Inc.	500	15,115
Total Materials			6,993,257

Telecommunication Services — (3.4%)
	Alaska Communications Systems Group, Inc.	900	11,646
*	American Tower Corp.	1,000	45,720
	Arbinet-thexchange, Inc.	900	3,420
	AT&T, Inc.	33,087	1,320,171
*	Cbeyond, Inc.	300	5,565
*	Centennial Communications Corp.	2,000	15,140
	CenturyTel, Inc.	2,400	84,984
*	Cincinnati Bell, Inc.	4,600	19,366
	Citizens Communications Co.	4,800	55,968

35

* #	Cogent Communications Group, Inc.	500	8,225
	Consolidated Communications Holdings, Inc.	800	12,000
*	Crown Castle International Corp.	4,800	203,952
	D&E Communications, Inc.	500	4,815
	Embarq Corp.	600	28,392
	FairPoint Communications, Inc.	1,611	14,499
* #	FiberTower Corp.	600	918
*	General Communications, Inc. Class A	1,100	8,096
	Hickory Tech Corp.	250	2,118
	IDT Corp. Class B	1,200	4,284
	Iowa Telecommunications Services, Inc.	700	13,454
*	LCC International, Inc. Class A	1,000	1,260
* #	Leap Wireless International, Inc.	700	40,222
* #	Level 3 Communications, Inc.	2,800	9,604
*	NeuStar, Inc.	700	16,373
* #	Nextwave Wireless, Inc.	1,700	9,129
*	NII Holdings, Inc.	500	25,100
*	PAETEC Holding Corp.	1,200	10,608
*	Premiere Global Services, Inc.	1,600	24,240
#	Qwest Communications International, Inc.	7,800	37,830
*	SBA Communications Corp.	900	33,498
	Sprint Nextel Corp.	24,700	231,192
	SureWest Communications	400	3,928
*	Syniverse Holdings, Inc.	1,900	40,964
	Telephone & Data Systems, Inc.	1,300	61,971
	Telephone & Data Systems, Inc. Special Shares	900	39,510
*	Time Warner Telecom, Inc.	1,200	22,440
*	United States Cellular Corp.	800	50,104
	Verizon Communications, Inc.	31,140	1,197,956
	Windstream Corp.	2,000	26,680
Total Telecommunication Services			3,745,342

Utilities — (3.3%)
*	AES Corp.	1,500	29,220
	AGL Resources, Inc.	1,400	49,980
	Allegheny Energy, Inc.	800	43,800
	ALLETE, Inc.	800	35,536
	Alliant Energy Corp.	400	15,016
	Ameren Corp.	900	40,905
	American Electric Power Co., Inc.	900	38,097
	American States Water Co.	300	10,125
	Aqua America, Inc.	1,500	25,620
	Artesian Resources Corp. Class A	200	3,672
	Atmos Energy Corp.	1,700	46,563
	Avista Corp.	1,000	21,230
	Black Hills Corp.	1,200	42,288
	California Water Service Group	400	14,576
	CenterPoint Energy, Inc.	1,600	27,104
	Central Vermont Public Service Corp.	200	4,068
	CH Energy Group, Inc.	500	18,940
	Chesapeake Utilities Corp.	160	4,443
	Cleco Corp.	1,900	47,462
	CMS Energy Corp.	2,500	38,975
	Connecticut Water Services, Inc.	200	4,852
	Consolidated Edison, Inc.	1,100	45,430

36

	Constellation Energy Group	400	34,492
	Dominion Resources, Inc.	1,200	55,560
	DPL, Inc.	900	25,578
	DTE Energy Co.	800	35,392
	Duke Energy Corp.	2,700	49,896
*	Dynegy, Inc.	2,000	18,840
	Edison International	700	37,261
*	El Paso Electric Co.	800	17,288
	Empire District Electric Co.	1,000	20,580
	Energen Corp.	600	44,970
	EnergySouth, Inc.	200	10,840
	Entergy Corp.	500	60,385
* #	Environmental Power Corp.	400	2,176
	Equitable Resources, Inc.	400	28,092
	Exelon Corp.	1,500	132,000
	FirstEnergy Corp.	700	55,097
	Florida Public Utilities Co.	200	2,400
	FPL Group, Inc.	900	60,768
	Great Plains Energy, Inc.	1,600	41,968
#	Hawaiian Electric Industries, Inc.	1,500	39,570
	IDACORP, Inc.	1,400	42,924
	Integrys Energy Group, Inc.	600	30,810
	ITC Holdings Corp.	1,000	54,570
	Laclede Group, Inc.	700	28,000
	MDU Resources Group, Inc.	800	26,424
	MGE Energy, Inc.	400	13,740
	Middlesex Water Co.	600	11,064
*	Mirant Corp.	1,800	73,116
	National Fuel Gas Co.	900	54,279
	New Jersey Resources Corp.	900	29,979
	Nicor, Inc.	400	16,332
	NiSource, Inc.	1,400	25,326
	Northeast Utilities, Inc.	700	18,277
	Northwest Natural Gas Co.	400	18,236
*	NRG Energy, Inc.	3,400	141,406
	NSTAR	2,000	67,060
	OGE Energy Corp.	1,700	57,035
	Oneok, Inc.	400	20,024
#	Ormat Technologies, Inc.	900	45,099
	Otter Tail Corp.	600	22,524
	Pepco Holdings, Inc.	800	21,632
	PG&E Corp.	800	31,672
#	Piedmont Natural Gas Co.	1,400	37,842
	Pinnacle West Capital Corp.	1,900	64,182
	PNM Resources, Inc.	800	11,880
	Portland General Electric Co.	1,900	44,479
	PPL Corp.	800	41,048
	Progress Energy, Inc.	1,100	47,036
	Public Service Enterprise Group, Inc.	7,400	327,524
	Puget Energy, Inc.	1,000	27,990
	Questar Corp.	2,300	147,706
*	Reliant Energy, Inc.	4,900	125,244
	SCANA Corp.	400	16,056
	Sempra Energy	600	34,686
	Sierra Pacific Resources	4,300	58,351

37

SJW Corp.	600	18,636
South Jersey Industries, Inc.	600	22,950
Southern Co.	1,600	57,920
Southern Union Co.	1,300	34,580
Southwest Gas Corp.	1,000	31,180
Southwest Water Co.	400	4,120
# TECO Energy, Inc.	2,300	46,851
UGI Corp.	1,200	32,376
UIL Holdings Corp.	500	16,200
Unisource Energy Corp.	300	10,173
Vectren Corp.	800	23,600
Westar Energy, Inc.	1,800	43,200
WGL Holdings, Inc.	900	31,401
Wisconsin Energy Corp.	400	19,216
Xcel Energy, Inc.	1,700	36,227
York Water Co.	160	2,346
Total Utilities		3,645,584

TOTAL COMMON STOCKS		99,382,401

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	500	—

TEMPORARY CASH INVESTMENTS — (3.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,013,179	4,013,179

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $8,213,247 FHLMC 4.500%, 08/01/37 & FNMA 5.306%(r), 12/01/35, valued at $6,798,995) to be repurchased at $6,602,259	$6,601	6,600,966

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $1,270,000 FNMA 5.500% 03/01/35, valued at $837,815) to be repurchased at $813,328	813	813,175

TOTAL SECURITIES LENDING COLLATERAL		7,414,141

TOTAL INVESTMENTS - (100.0%) (Cost $114,110,916)		$110,809,721

See accompanying Notes to Financial Statements.

38

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
	ABB Grain, Ltd.	3,715	$37,600
	Amalgamated Holdings, Ltd.	3,485	18,331
	Amcor, Ltd.	14,382	83,800
	AMP, Ltd.	3,723	26,152
	APN News & Media, Ltd.	4,763	18,402
*	Aquila Resources, Ltd.	2,004	31,181
	ASX, Ltd.	1,787	58,820
*	Austar United Communications, Ltd.	13,491	17,436
	Australia & New Zealand Banking Group, Ltd.	11,401	236,610
	Australian Infrastructure Fund	6,885	16,998
*	Australian Worldwide Exploration, Ltd.	11,677	47,941
	Automotive Holdings Group	5,863	13,795
	AXA Asia Pacific Holdings, Ltd.	6,839	34,569
#	Babcock & Brown Infrastructure Group	21,365	21,356
	Babcock & Brown, Ltd.	770	9,198
	Bank of Queensland, Ltd.	1,748	26,636
	Beach Petroleum, Ltd.	17,193	27,509
	Becton Property Group	2,828	4,759
#	Bendigo Bank, Ltd.	1,995	26,955
	BHP Billiton, Ltd. Sponsored ADR	2,200	185,548
#	Billabong International, Ltd.	4,103	47,437
	BlueScope Steel, Ltd.	11,996	130,295
	Boral, Ltd.	16,838	97,110
	Bradken, Ltd.	1,553	13,245
	Brambles, Ltd.	2,733	21,452
	Brickworks, Ltd.	737	7,615
	Caltex Australia, Ltd.	1,390	19,877
	Campbell Brothers, Ltd.	806	23,394
* #	CBH Resources, Ltd. (6727905)	52,266	14,495
*	CBH Resources, Ltd. (B2QTVZ6)	5,494	—
#	Centennial Coal Co., Ltd.	7,158	34,902
#	Challenger Financial Services Group, Ltd.	9,885	18,749
	Charter Hall Group	8,224	11,450
	Coca-Cola Amatil, Ltd.	3,099	23,967
	Commonwealth Bank of Australia	9,610	389,229
	Computershare, Ltd.	7,128	65,092
#	ConnectEast Group	29,273	34,448
#	CSR, Ltd.	25,674	71,692
	David Jones, Ltd.	10,515	36,838
	Downer EDI, Ltd.	5,185	35,740
	DUET Group	10,108	31,417

1

	Dyno Nobel, Ltd.	14,237	43,153
#	Energy Developments, Ltd.	7,449	18,310
	Envestra, Ltd.	21,989	15,244
#	Fairfax Media, Ltd.	19,343	64,050
	FKP Property Group	4,015	15,215
	Futuris Corp., Ltd.	21,205	36,275
	Goodman Fielder, Ltd.	18,379	30,776
	Graincorp, Ltd. Series A	1,422	15,882
#	GWA International, Ltd.	5,375	14,500
#	Hills Industries, Ltd.	4,114	13,501
#	Iluka Resources, Ltd.	6,256	22,049
	Incitec Pivot, Ltd.	425	70,778
	Insurance Australia Group, Ltd.	28,589	109,988
#	IOOF Holdings, Ltd.	2,294	11,963
#	Iress Market Technology, Ltd.	2,664	16,667
	Just Group, Ltd.	5,060	18,878
	Leighton Holdings, Ltd.	364	18,584
*	Lihir Gold, Ltd.	7,425	21,343
	MacArthur Coal, Ltd.	3,532	66,426
	MacMahon Holdings, Ltd.	18,668	30,917
#	Macquarie Communications Infrastructure Group	5,044	17,186
#	Macquarie Group, Ltd.	1,646	85,991
	Macquarie Media Group, Ltd.	5,110	17,731
#	Metcash, Ltd.	18,821	73,998
	Minara Resources, Ltd.	5,762	26,126
	Mincor Resources NL	4,393	13,539
#	Monadelphous Group, Ltd.	1,313	16,552
*	Mount Gibson Iron, Ltd.	8,762	27,429
*	Murchison Metals, Ltd.	4,058	16,089
	National Australia Bank, Ltd.	14,552	436,161
	New Hope Corp., Ltd.	11,643	57,159
* #	Nexus Energy, Ltd.	18,680	33,267
	Nufarm, Ltd.	1,908	30,757
	Oil Search, Ltd.	16,458	96,785
	Onesteel, Ltd.	10,269	70,909
	Orica, Ltd.	2,681	77,682
	Origin Energy, Ltd.	14,029	209,406
#	Oxiana, Ltd.	5,723	16,918
	Pacific Brands, Ltd.	8,831	17,923
* #	Paladin Energy, Ltd.	5,036	28,171
#	Peet, Ltd.	5,863	14,513
#	Perpetual Trustees Australia, Ltd.	313	15,424
#	PMP, Ltd.	15,111	14,456
*	Portman, Ltd.	2,175	36,401
	Programmed Maintenance Service, Ltd.	5,281	24,438
	Qantas Airways, Ltd.	5,884	19,540
	QBE Insurance Group, Ltd.	1,814	42,432
	Reece Australia, Ltd.	772	16,819
#	Rio Tinto, Ltd.	592	78,163
*	Riversdale Mining, Ltd.	2,941	30,408
*	Roc Oil Co., Ltd.	9,402	21,615
	SAI Global, Ltd.	7,415	19,141

2

	Sally Malay Mining, Ltd.	3,668	16,830
	Salmat, Ltd.	4,935	17,930
	Santos, Ltd.	6,192	124,986
#	Seven Network, Ltd.	3,972	34,199
	Sims Group, Ltd.	2,622	94,232
#	Spotless Group, Ltd.	7,058	20,533
#	St. George Bank, Ltd.	3,826	125,288
	Straits Resources, Ltd.	6,014	44,876
	Sunland Group, Ltd.	7,830	19,792
	Telstra Corp., Ltd.	7,576	34,430
#	Timbercorp, Ltd.	18,802	17,977
	Toll Holdings, Ltd.	5,795	41,850
	Tower Australia Group, Ltd.	10,174	28,445
#	Transfield Services, Ltd.	2,392	21,399
	United Group, Ltd.	2,473	31,329
#	Village Roadshow, Ltd.	4,000	10,048
#	Virgin Blue Holdings, Ltd.	16,278	10,748
	Washington H. Soul Pattinson & Co., Ltd.	3,688	35,472
	Westpac Banking Corp. Sponsored ADR	1,800	218,556
	WHK Group, Ltd.	9,975	11,926
	Woodside Petroleum, Ltd.	619	38,539
	Zinifex, Ltd.	4,314	39,236

TOTAL — AUSTRALIA			5,468,289

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	195	21,499
	Andritz AG	334	22,583
	Erste Bank der Oesterreichischen Sparkassen AG	2,404	183,432
	EVN AG	1,048	35,786
	OMV AG	2,668	219,621
*	RHI AG	422	19,783
	Voestalpine AG	693	57,765
	Wienerberger AG	1,340	70,969

TOTAL — AUSTRIA			631,438

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	319	34,940
	Banque Nationale de Belgique	6	27,858
	Barco NV	245	16,685
#	Bekaert SA	358	57,527
	Compagnie d’Entreprises CFE	220	24,118
	Compagnie Maritime Belge SA	293	20,057
#	Delhaize Group Sponsored ADR	1,400	105,700
#	Dexia SA	8,512	200,642
	D’Ieteren NV SA	72	22,059
#	Elia System Operator SA NV	591	24,922
	Euronav SA	852	35,839
#	Exmar NV	649	18,770

3

	Fortis	2,598	63,553
	KBC Groep NV	1,299	160,212
	Tessenderlo Chemie NV	868	47,430
	Umicore	1,145	62,557

TOTAL — BELGIUM			922,869

CANADA — (7.5%)
COMMON STOCKS — (7.5%)
*	Aastra Technologies, Ltd.	600	15,580
*	Absolute Software Corp.	500	5,842
	Addax Petroleum Corp.	500	25,916
	AGF Management, Ltd. Class B	910	20,836
	Agnico Eagle Mines, Ltd.	802	56,784
	Agrium, Inc.	400	34,928
	Alimentation Couche-Taro, Inc. Class B	2,000	29,287
*	Allen-Vanguard Corp.	3,700	9,719
*	Anvil Mining, Ltd.	1,500	15,701
	Astral Media, Inc. Class A	300	10,432
* #	Aurelian Resources, Inc.	1,200	5,676
*	Aurora Energy Resources, Inc.	400	2,114
#	Bank of Montreal	4,535	222,597
#	Bank of Nova Scotia	5,600	280,395
	Barrick Gold Corp.	3,500	141,007
*	Bombardier, Inc. Class B	7,800	62,017
*	Breakwater Resources, Ltd.	5,400	3,641
	CAE, Inc.	3,706	49,085
	Cameco Corp.	1,400	57,037
	Canaccord Capital, Inc.	1,100	11,292
	Canada Bread Co., Ltd.	400	26,570
*	Canadian Hydro Developers, Inc.	4,700	28,334
#	Canadian Imperial Bank of Commerce	1,100	77,297
#	Canadian National Railway Co.	3,400	190,531
	Canadian National Resources, Ltd.	1,600	156,586
	Canadian Pacific Railway, Ltd.	1,200	87,657
	Canadian Tire Corp. Class A	700	42,200
	Canadian Utilities, Ltd. Class A	500	23,178
#	Canadian Western Bank	1,200	31,473
	Canam Group, Inc. Class A	1,300	14,392
*	Canfor Corp.	830	6,917
	Cascades, Inc.	2,400	16,594
	CCL Industries, Inc. Class B	300	10,326
*	Celestica, Inc.	5,200	45,950
*	CGI Group, Inc.	2,700	29,049
	CHC Helicopter Corp. Class A	300	9,707
	Cogeco Cable, Inc.	200	8,154
*	Compton Petroleum Corp.	1,500	17,135
*	Connacher Oil & Gas, Ltd.	5,200	24,283
*	Corridor Resources, Inc.	500	5,666
#	Corus Entertainment, Inc. Class B	1,000	19,626
*	Crew Energy, Inc.	1,200	19,505
*	Crystallex International Corp.	9,200	7,407

4

* #	Denison Mines Corp.	2,000	16,606
*	Domtar Corp.	3,200	21,932
	Dorel Industries, Inc. Class B	500	15,504
*	Dundee Precious Metals, Inc.	2,800	18,853
*	Duvernay Oil Corp.	1,100	62,539
*	Eastern Platinum, Ltd.	16,800	47,174
*	Eldorado Gold Corp.	5,100	41,319
	Empire Co., Ltd. Class A	700	27,828
	Enbridge, Inc.	2,973	132,373
#	EnCana Corp.	3,900	351,338
	Ensign Energy Services, Inc.	2,400	53,599
*	Euro Goldfields, Ltd.	3,700	18,619
	Fairfax Financial Holdings, Inc.	500	137,656
	Finning International, Inc.	600	16,993
	First Quantum Minerals, Ltd.	300	23,563
*	Flint Energy Services, Ltd.	400	9,545
*	FNX Mining Co., Inc.	700	16,450
	Fortis, Inc.	900	24,728
	Forzani Group, Ltd. Class A	1,300	22,766
*	Fronteer Development Group, Inc.	1,000	5,002
*	Galleon Energy, Inc. Class A	1,500	26,374
	George Weston, Ltd.	800	41,232
#	Gerdau Ameristeel Corp.	1,500	26,932
*	Gildan Activewear, Inc.	500	14,770
	Goldcorp, Inc.	6,400	257,456
*	Golden Star Resources, Ltd.	8,100	24,293
*	Great Basin Gold, Ltd.	5,600	19,163
#	Great West Lifeco, Inc.	500	15,816
	Harry Winston Diamond Corp.	500	14,890
*	High River Gold Mines, Ltd.	3,000	5,284
*	Highpine Oil & Gas, Ltd.	2,000	26,288
	Home Capital Group, Inc.	400	15,700
*	HudBay Minerals, Inc.	1,100	19,374
	Husky Energy, Inc.	500	25,091
	IAMGOLD Corp.	7,600	45,052
#	IGM Financial, Inc.	800	36,369
#	Imperial Oil, Ltd.	600	34,873
	Industrial Alliance Insurance & Financial Services, Inc.	2,200	79,489
#	ING Canada, Inc.	500	19,505
	Inmet Mining Corp.	600	40,851
*	Ivanhoe Mines, Ltd.	1,500	13,844
	Kingsway Financial Services, Inc.	1,700	16,425
	Kinross Gold Corp.	3,800	75,801
*	Kirkland Lake Gold, Inc.	500	4,987
	Laurentian Bank of Canada	400	17,114
	Linamar Corp.	1,500	25,528
	Loblaw Companies, Ltd.	1,300	44,550
*	Lundin Mining Corp.	5,200	42,758
*	MacDonald Dettweiler & Associates, Ltd.	500	21,377
	Magna International, Inc. Class A	1,900	133,914
*	Major Drilling Group International, Inc.	300	16,606
	Manitoba Telecom Services, Inc.	500	21,588

5

	Manulife Financial Corp.	10,200	393,895
	Maple Leaf Foods, Inc.	2,300	27,222
*	Martinrea International, Inc.	1,500	13,134
*	Mega Uranium, Ltd.	1,500	3,714
	Methanex Corp.	2,600	73,478
	Metro, Inc. Class A	2,600	72,719
#	National Bank of Canada	2,500	136,700
	Nexen, Inc.	1,805	69,413
	Niko Resources, Ltd.	200	18,555
#	Norbord, Inc.	3,300	19,928
*	Nortel Networks Corp.	2,500	20,406
	Northbridge Financial Corp.	600	20,266
*	Northgate Minerals Corp.	6,600	19,928
	Nova Chemicals Corp.	700	18,965
*	Nuvista Energy, Ltd.	600	11,232
* #	Open Text Corp.	1,100	39,302
*	OPTI Canada, Inc.	1,100	24,909
*	Paramount Resources, Ltd. Class A	1,200	20,592
	Pason Systems, Inc.	300	5,163
*	Petrobank Energy & Resources, Ltd.	500	28,885
#	Petro-Canada	2,300	132,708
	Potash Corp. of Saskatchewan, Inc.	300	59,580
#	Power Corp. of Canada, Ltd.	1,700	57,505
#	Power Financial Corp.	800	28,680
*	ProEx Energy, Ltd.	500	10,054
* #	Quadra Mining, Ltd.	1,100	25,242
* #	Quebecor World, Inc.	1,500	370
	Quebecor, Inc. Class B	1,200	37,935
	Quest Capital Corp.	7,300	14,694
#	Reitmans Canada, Ltd.	500	9,310
*	Research In Motion, Ltd.	600	82,977
	Rogers Communications, Inc. Class B	600	26,389
*	RONA, Inc.	3,000	37,228
#	Royal Bank of Canada	3,021	154,455
#	Russel Metals, Inc.	1,700	51,996
#	Saputo, Inc.	800	21,763
*	Saskatchewan Wheat Pool, Inc.	1,500	20,531
	Savanna Energy Services Corp.	1,200	25,857
*	Saxon Energy Services, Inc.	3,900	27,554
	ShawCor, Ltd.	1,000	34,893
	Sherritt International Corp.	3,700	56,640
* #	Sierra Wireless, Inc.	900	15,399
*	Silver Standard Resources, Inc.	400	11,920
*	Silver Wheaton Corp.	1,300	18,880
*	Sino-Forest Corp.	1,300	27,214
	SNC-Lavalin Group, Inc.	600	34,390
*	Stantec, Inc.	500	14,593
	Sun Life Financial, Inc.	4,300	200,156
	Suncor Energy, Inc.	1,802	122,981
*	SunOpta, Inc.	300	1,972
	Talisman Energy, Inc.	4,400	101,055
#	Teck Cominco Class B	3,400	168,255

6

	Telus Corp.	400	19,243
*	Tesco Corp.	700	23,157
#	The Thomson Corp.	1,600	58,213
*	Thompson Creek Metals Company, Inc.	1,300	28,457
#	Toromont Industries, Ltd.	600	18,454
#	Toronto Dominion Bank	5,100	369,001
#	Torstar Corp. Class B	500	6,632
#	Transalta Corp.	1,200	43,515
#	TransCanada Corp.	3,229	127,262
	Transcontinental, Inc. Class A	1,600	29,066
	Trican Well Service, Ltd.	2,600	56,025
*	UEX Corp.	300	1,428
*	Uranium One, Inc.	7,700	38,593
* #	Uranium Participation Corp.	1,700	16,990
*	UTS Energy Corp.	1,900	10,709
	West Fraser Timber Co., Ltd.	1,200	42,705
	Winpak, Ltd.	1,142	6,528
	Yamana Gold, Inc.	3,700	57,198

TOTAL — CANADA			7,870,862

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
#	A P Moller - Maersk A.S.	8	99,668
#	Aktieselskabet Roskilde Bank A.S.	170	7,402
	Auriga Industries A.S. Series B	600	22,880
	Dampskibsselskabet Torm A.S. ADR	500	16,590
	Danske Bank A.S.	3,545	121,550
#	De Sammenslut Vogmaend	1,928	49,324
	East Asiatic Co., Ltd. A.S.	400	29,794
	FLSmidth & Co. A.S.	300	35,949
*	Jyske Bank A.S.	1,450	96,773
	NKT Holding A.S.	350	29,536
#	Novozymes A.S. Series B	150	16,001
#	Ringkjoebing Landbobank Aktieselskab	50	8,230
#	Rockwool International A.S.	60	10,198
	Sydbank A.S.	1,000	43,023
*	Topdanmark A.S.	292	49,922
	Trygvesta A.S.	700	55,731
*	Vestas Wind Systems A.S.	350	48,115
	Vestjysk Bank A.S.	250	10,376

TOTAL — DENMARK			751,062

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
#	Alma Media	1,213	16,225
#	Amer Sports Oyj Series A	1,228	21,899
	Cramo Oyj	564	11,172
	Elisa Oyj	2,250	50,167
	Fortum Oyj	2,697	130,517
	KCI Konecranes Oyj	758	34,774

7

#	Kemira Oyj	1,641	23,333
	Kesko Oyj	804	32,751
	Kone Oyj Series B	1,324	53,675
#	Lassila & Tikanoja Oyj	596	15,601
	Metso Corp. Sponsored ADR	700	34,996
	Metso Oyj	1,226	61,431
	Neste Oil Oyj	3,249	108,517
	Nokia Oyj Sponsored ADR	5,300	150,520
	OKO Bank P.L.C. Class A	2,670	54,994
	Outokumpu Oyj Series A	1,917	85,865
	Poyry Oyj	726	20,050
	Raisio P.L.C.	7,337	20,047
	Rautaruukki Oyj Series K	1,270	67,614
	Sampo Oyj	7,090	205,350
	SanomaWSOY Oyj	2,100	54,415
	Stockmann Oyj Abp Series B	646	25,530
	Stora Enso Oyj Sponsored ADR	9,200	111,661
	UPM-Kymmene Oyj Sponsored ADR	8,400	163,175
#	Uponor Oyj Series A	782	17,010
	Wartsila Corp. Oyj Series B	563	39,846
	YIT Oyj	1,040	30,584

TOTAL — FINLAND			1,641,719

FRANCE — (6.6%)
COMMON STOCKS — (6.5%)
	Accor SA	833	63,527
	Air France-KLM	3,446	92,083
	Air Liquide SA	998	146,710
	Alstom SA	429	108,098
*	Alten	785	31,502
* #	Altran Technologies SA	3,293	30,015
*	Atos Origin SA	840	49,600
	AXA SA Sponsored ADR	3,000	106,140
#	BNP Paribas SA	6,926	714,318
#	Bongrain SA	259	24,193
#	Bourbon SA	612	42,231
	Bouygues SA	921	75,244
	Capgemini SA	1,760	119,270
	Carrefour SA	1,384	97,023
#	Casino Guichard Perrachon SA	479	60,677
	Ciments Francais SA	162	31,254
#	Clarins SA	361	23,749
	CNP Assurances	713	87,747
	Compagnie de Saint-Gobain	3,701	298,708
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	59,158
	Compagnie Generale des Establissements Michelin Series B	1,448	129,644
	Credit Agricole SA	4,994	132,080
	Eramet SA	69	69,343
	Esso Ste Anonyme Francaise	76	19,189
#	Establissements Maurel et Prom	1,758	43,971

8

#	Euler Hermes SA	231	21,793
#	European Aeronautic Defence & Space Co.	5,210	121,553
*	Faurecia SA	180	8,951
#	France Telecom SA Sponsored ADR	10,900	333,976
	Groupe Danone	759	66,408
#	Guyenne et Gascogne SA	100	15,221
	Havas SA	7,086	31,326
	Imerys SA	792	71,699
	IMS International Metal Service SA	418	16,134
#	JC Decaux SA	1,124	32,928
#	Lafarge SA	439	79,356
	Lafarge SA Sponsored ADR	5,400	243,889
	Lagardere SCA	2,036	147,075
#	Legrand SA	952	27,746
	L’Oreal SA	528	64,229
#	Natixis	1,102	16,745
	Neopost SA	392	45,371
	Nexans SA	667	90,969
	Orco Property Group	172	13,356
#	PagesJaunes SA	1,400	25,235
#	Peugeot SA	2,150	133,761
	Plastic Omnium SA	372	12,565
	PPR SA	1,001	130,762
	Publicis Groupe ADR	1,400	55,588
	Rallye SA	349	26,515
	Renault SA	1,510	155,033
	Rhodia SA	779	17,855
	Rubis SA	172	16,372
* #	Safran SA	3,705	80,863
	Schneider Electric SA	1,382	173,463
	SCOR SE	3,266	82,449
	SEB SA	125	24,599
#	Societe BIC SA	468	23,296
* #	Societe Generale Paris	2,993	310,983
	Societe Television Francaise 1	1,498	29,637
#	Somfy SA	74	20,487
#	Sperian Protection	139	17,900
	STEF-TFE	282	18,358
	Technip SA ADR	1,700	159,227
#	Teleperformance SA	805	34,112
#	Thales SA	366	22,844
*	Thomson	5,156	32,800
	Total SA Sponsored ADR	4,900	427,574
*	UbiSoft Entertainment SA	359	34,803
	Valeo SA	1,428	56,955
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	138	42,740
	Veolia Environnement SA ADR	600	42,738
	Vilmorin et Cie SA	139	27,425
	Vinci SA	1,588	119,651
	Vivendi SA	7,662	322,278
#	Wendel	482	68,553
	Zodiac SA	567	30,038
TOTAL COMMON STOCKS			6,881,658

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	748	76,571

TOTAL — FRANCE			6,958,229

9

GERMANY — (6.7%)
COMMON STOCKS — (6.7%)
#	Aareal Bank AG	716	21,283
	Adidas-Salomon AG	795	56,002
	Allianz SE	3,352	634,122
#	Altana AG	1,165	22,071
#	AMB Generali Holding AG	221	39,407
	BASF AG	1,951	291,922
	Bayerische Motoren Werke AG	2,461	145,567
	Beiersdorf AG	364	28,547
#	Bilfinger Berger AG	980	90,110
	Comdirect Bank AG	1,445	18,682
	Commerzbank AG	5,660	199,574
	Continental AG	603	75,923
	Daimler AG	1,406	106,888
	Daimler AG Sponsored ADR	4,400	334,532
	Deutsche Bank AG	2,089	222,817
#	Deutsche Bank AG ADR	3,300	351,351
	Deutsche Boerse AG	826	118,571
	Deutsche Lufthansa AG	2,937	76,046
	Deutsche Post AG	8,194	260,327
	Deutsche Postbank AG	282	27,202
	Deutsche Telekom AG	21,052	353,306
	Douglas Holding AG	434	23,309
	E.ON AG	396	84,019
#	E.ON AG Sponsored ADR	8,830	623,967
* #	EM. Sports Media AG	1,695	7,383
	Epcos AG Sponsored ADR	1,100	20,804
#	Fraport AG	799	53,133
#	Fuchs Petrolub AG	205	21,972
	GEA Group AG	911	35,385
	Grenkeleasing AG	598	23,979
#	Hannover Rueckversicherung AG	1,501	82,587
	Heidelberger Druckmaschinen AG	1,470	36,798
	Heidelberger Zement AG	179	30,450
	Henkel KGAA	615	27,768
#	Hochtief AG	402	46,677
#	Hypo Real Estate Holding AG	2,931	96,042
	Indus Holding AG	565	21,906
*	Infineon Technologies AG	14,438	130,276
#	K&S AG	205	96,089
#	Kontron AG	1,112	18,606
#	Lanxess AG	2,174	98,020

10

#	Leoni AG	483	24,538
#	Linde AG	1,555	232,716
	MAN AG	466	72,575
#	Medion AG	754	16,158
	Metro AG	443	32,633
	MTU Aero Engines Holding AG	429	18,514
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	294,328
	Norddeutsche Affinerie AG	881	42,152
*	Pfeiffer Vacuum Technology AG Sponsored ADR	200	19,771
#	Pfleiderer AG	1,233	23,844
*	Premiere AG	1,554	33,104
#	Rheinmetall AG	925	73,255
	RWE AG (Neu) Series A	890	114,939
#	Salzgitter AG	376	73,874
#	SAP AG Sponsored ADR	1,200	65,520
*	SGL Carbon AG	498	36,824
	Siemens AG Sponsored ADR	1,700	193,443
* #	Singulus Technologies AG	1,966	25,797
	ThyssenKrupp AG	2,526	170,171
#	TUI AG	4,500	119,179
	United Internet AG	1,164	25,472
	Volkswagen AG	1,027	282,599
#	Wacker Chemie AG	83	19,797
	Wincor Nixdorf AG	382	30,311

TOTAL — GERMANY			7,094,934

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	Alapis Holdings Industrial & Commercial S.A.	16,716	54,688
	Alpha Bank A.E.	6,343	217,243
	Bank of Greece	225	32,243
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	33,307
	EFG Eurobank Ergasias S.A.	1,925	54,765
	Fourlis Holdings S.A.	501	16,985
	Frigoglass S.A.	562	18,893
	GEK Group of Cos S.A.	1,957	27,142
	Hellenic Petroleum S.A.	2,973	48,267
	Hellenic Technodomiki Tev S.A.	2,126	26,760
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	18,590
	Metka S.A.	797	16,862
	Michaniki S.A.	2,081	14,940
	Mytilineos Holdings S.A.	849	11,342
	National Bank of Greece S.A. ADR	25,584	288,843
	Neochimiki Lv Lavrentiadis S.A.	706	20,880
	Piraeus Bank S.A.	1,377	46,249
	Public Power Corp.	802	30,544
	Viohalco S.A.	1,602	15,009

TOTAL — GREECE			993,552

11

HONG KONG — (1.9%)
COMMON STOCKS — (1.9%)
	Allied Group, Ltd.	6,000	25,468
	Allied Properties, Ltd.	44,000	8,693
*	Associated International Hotels	6,000	15,913
	Bank of East Asia, Ltd.	5,827	35,534
	Cafe de Coral Holdings, Ltd.	10,000	19,981
	Cathay Pacific Airways, Ltd.	12,000	25,240
	Cheung Kong Holdings, Ltd.	9,000	138,600
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	28,335
*	China Grand Forestry Resources Group, Ltd.	98,000	9,679
#	Chong Hing Bank, Ltd.	8,000	22,570
	CLP Holdings, Ltd.	5,000	45,174
	Coastal Greenland, Ltd.	92,000	12,656
	Dah Sing Financial Holdings, Ltd.	3,600	30,715
#	Far East Consortium	37,000	12,524
	First Pacific Co., Ltd.	28,000	20,392
* #	Foxconn International Holdings, Ltd.	8,000	10,909
	Giordano International, Ltd.	44,000	18,443
	Great Eagle Holdings, Ltd.	11,000	36,275
	Hang Lung Group, Ltd.	8,000	41,238
	Hang Lung Properties, Ltd.	6,000	22,861
	Henderson Land Development Co., Ltd.	10,000	69,598
	Hong Kong and Shanghai Hotels, Ltd.	11,000	19,169
	Hong Kong Electric Holdings, Ltd.	3,500	21,138
	Hopewell Holdings, Ltd.	17,000	72,055
	Johnson Electric Holdings, Ltd.	37,500	18,809
	Kingboard Chemical Holdings, Ltd.	14,500	67,203
	Kowloon Development Co., Ltd.	10,000	22,803
	Lee & Man Paper Manufacturing, Ltd.	6,000	12,529
	Lifestyle International Holdings, Ltd.	10,000	19,084
#	Luks Industrial Group, Ltd.	16,000	12,549
	Matsunichi Communications Holdings, Ltd.	24,000	19,824
	Melco International Development, Ltd.	18,000	22,646
*	Mongolia Energy Corporation, Ltd.	25,000	56,824
	MTR Corp., Ltd.	14,607	49,282
*	Nan Hai Corp., Ltd.	1,600,000	16,645
#	New World China Land, Ltd.	37,600	25,667
	New World Development Co., Ltd.	25,235	63,531
	NWS Holdings, Ltd.	13,167	42,247
	Pacific Basin Shipping, Ltd.	14,000	24,289
	PCCW, Ltd.	34,000	21,356
	Prime Success International Group, Ltd.	14,000	8,532
	PYI Corp., Ltd.	46,000	9,025
	Regal Hotels International Holdings, Ltd.	246,000	13,403
	Shangri-La Asia, Ltd.	10,000	33,705
	Sino Land Co., Ltd.	12,066	30,792
	Sun Hung Kai Properties, Ltd.	9,000	144,943
	Tai Cheung Holdings	23,000	13,776
#	Techtronic Industries Co., Ltd.	31,000	29,635
	Television Broadcasts, Ltd.	4,000	26,562
	Texwinca Holdings, Ltd.	24,000	19,388
	Transport International Holdings, Ltd.	4,000	18,707

12

	Truly International Holdings	12,000	14,463
	USI Holdings, Ltd.	28,000	15,482
	Vtech Holdings, Ltd.	3,000	17,713
	Wharf Holdings, Ltd.	14,625	73,217
	Wheelock and Co., Ltd.	25,000	78,718
	Wheelock Properties, Ltd.	40,000	40,484
	Wing Hang Bank, Ltd.	2,000	30,364
	Wing Lung Bank, Ltd.	3,200	60,442
#	Yue Yuen Industrial (Holdings), Ltd.	9,500	27,300

TOTAL — HONG KONG			1,965,099

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C. Sponsored ADR	7,100	286,272
	Bank of Ireland P.L.C. Sponsored ADR	3,300	166,782
	CRH P.L.C. Sponsored ADR	3,300	122,331
	Independent News & Media P.L.C.	6,457	23,122
	Irish Life & Permanent P.L.C.	7,636	133,789
	Kerry Group P.L.C.	1,125	33,995
	Kingspan Group P.L.C.	1,183	12,546

TOTAL — IRELAND			778,837

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
#	AEM SpA	7,105	28,869
	Alleanza Assicurazioni SpA	3,336	41,073
#	Assicurazioni Generali SpA, Trieste	3,245	135,027
*	Autogrill SpA, Novara	1,015	14,941
#	Azimut Holding SpA	1,363	13,935
#	Banca Monte Dei Paschi di Siena SpA	29,546	94,280
#	Banca Popolare dell’Etruria e del Lazio Scrl	1,468	17,710
	Banca Popolare di Milano Scarl	11,630	127,924
	Banco Popolare Scarl	3,628	72,809
#	Bulgari SpA	1,302	15,047
	Buzzi Unicem SpA	1,314	38,593
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	19,606
	Cementir SpA	2,563	22,043
	Enel SpA	7,500	84,336
	Eni SpA Sponsored ADR	3,300	269,247
#	ERG SpA	1,082	24,764
	Fiat SpA	631	14,074
	Fiat SpA Sponsored ADR	1,600	35,606
	Finmeccanica SpA	936	28,386
	Fondiaria - Sai SpA	1,930	73,171
#	Geox SpA	852	10,993
#	Immsi SpA	4,196	5,856
*	Impregilo SpA	6,264	38,607
	Interpump Group SpA	1,758	17,168
	Intesa Sanpaolo SpA	69,040	453,017
	Iride SpA	8,189	27,631

13

	Italmobiliare SpA	246	24,298
	Luxottica Group SpA Sponsored ADR	600	16,782
#	Marr SpA	1,752	18,578
	Mediobanca SpA	6,574	122,296
	Milano Assicurazioni SpA	5,810	36,560
	Premafin Finanziaria SpA	10,391	23,140
	Saipem SpA	800	36,764
#	Saras SpA Raffinerie Sarde	5,737	35,368
	Snam Rete Gas SpA	3,918	26,041
#	Societe Cattolica di Assicurazoni Scrl SpA	819	40,381
	Telecom Italia SpA Sponsored ADR	7,200	158,256
	Terna SpA	9,474	43,058
#	Tod’s SpA	244	15,208
#	UniCredito Italiano SpA	38,727	270,921
	Unione di Banche Italiane Scpa	9,985	257,358
#	Unipol Gruppo Finanziario SpA	16,156	43,158
TOTAL COMMON STOCKS			2,892,880

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	1,468	285

TOTAL — ITALY			2,893,165

JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
	Adeka Corp.	2,100	19,178
	Aderans Holdings Co., Ltd.	1,300	27,188
	AEON Co., Ltd.	4,300	61,801
	Aichi Steel Corp.	4,000	20,495
#	Aida Engineering, Ltd.	4,000	22,386
	Aioi Insurance Co., Ltd.	10,000	62,364
#	Aiphone Co., Ltd.	1,300	20,315
	Air Water, Inc.	2,000	24,663
	Aisin Seiki Co., Ltd.	2,100	73,566
	Ajinomoto Co., Inc.	10,000	97,289
	Alpine Electronics, Inc.	1,300	16,687
	Alps Electric Co., Ltd.	4,600	50,364
	Amada Co., Ltd.	10,000	91,539
	Amano Corp.	1,700	18,270
#	Anritsu Corp.	5,000	15,991
	AOC Holdings, Inc.	2,200	27,561
	AOKI Holdings, Inc.	1,100	18,354
	Aoyama Trading Co., Ltd.	1,800	36,054
	Ariake Japan Co., Ltd.	1,000	16,453
	Asahi Diamond Industrial Co., Ltd.	3,000	22,110
	Asahi Glass Co., Ltd.	2,000	26,334
	Asahi Kasei Corp.	7,000	41,582
	Asatsu-Dk, Inc.	700	20,135
	Asics Corp.	2,000	22,217
	Autobacs Seven Co., Ltd.	1,000	29,333
#	Bank of the Ryukyus, Ltd.	1,700	18,685

14

	Bank of Yokohama, Ltd.	14,000	102,201
	Benesse Corp.	1,000	40,737
#	Bosch Corp.	4,000	22,777
	Bridgestone Corp.	2,800	47,794
	Brother Industries, Ltd.	4,000	57,677
	Calsonic Kansei Corp.	6,000	25,177
	Canon Finetech, Inc.	1,300	19,715
	Canon Marketing Japan, Inc.	1,200	23,177
	Canon, Inc. Sponsored ADR	1,800	97,398
	Casio Computer Co., Ltd.	6,200	81,943
	Central Glass Co., Ltd.	4,000	16,428
	Chiyoda Co., Ltd.	1,100	18,990
	Chofu Seisakusho Co., Ltd.	1,300	27,315
	Chubu Electric Power Co., Ltd.	1,800	40,371
	Chudenko Corp.	1,000	17,338
	Chugoku Marine Paints, Ltd.	2,000	15,372
	Chuo Mitsui Trust Holdings, Inc.	10,000	71,208
	Citizen Holdings Co., Ltd.	7,900	66,931
	CKD Corp.	2,200	15,946
	CMK Corp.	2,100	16,240
	Coca-Cola Central Japan Co., Ltd.	3	24,416
#	Coca-Cola West Japan Co., Ltd.	1,500	35,951
	Comsys Holdings Corp.	2,000	16,973
	Corona Corp.	1,600	22,751
	Cosmo Oil Co., Ltd.	15,000	59,616
	Credit Saison Co., Ltd.	1,600	37,933
	CSK Holdings Corp.	1,000	22,641
	Dai Nippon Printing Co., Ltd.	10,000	153,114
#	Dai Nippon Screen Mfg. Co., Ltd.	5,000	23,503
	Daicel Chemical Industries, Ltd.	8,000	49,979
	Daido Steel Co., Ltd.	5,000	31,658
	Daifuku Co., Ltd.	2,000	23,507
	Daihatsu Motor Co., Ltd.	3,000	33,716
	Daikin Industries, Ltd.	700	36,138
	Daikyo, Inc.	5,000	9,915
#	Daimei Telecom Engineering Corp.	2,000	20,370
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,824
	Dainippon Ink & Chemicals, Inc.	10,000	32,445
	Daio Paper Corp.	3,000	24,817
	Daiwa House Industry Co., Ltd.	5,000	61,365
	Daiwa Securities Co., Ltd.	3,000	30,080
#	Daiwabo Co., Ltd.	8,000	20,264
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	7,000	28,682
	Denki Kogyo Co., Ltd.	3,000	17,733
	Denso Corp.	2,200	80,406
#	Dentsu, Inc.	24	58,767
	Disco Corp.	400	20,619
#	Don Quijote Co., Ltd.	1,000	20,906
	Dowa Holdings Co., Ltd.	2,000	15,101
	DyDo Drinco, Inc.	600	21,907
	East Japan Railway Co.	6	46,322
#	Ebara Corp.	6,000	20,213

15

#	Edion Corp.	1,800	16,279
	Electric Power Development Co., Ltd.	600	22,477
*	Elpida Memory, Inc.	800	29,562
#	Ezaki Glico Co., Ltd.	2,000	21,438
	FamilyMart Co., Ltd.	900	32,958
	Fast Retailing Co., Ltd.	400	34,634
	Foster Electric Co., Ltd.	1,000	22,713
	FP Corp.	700	20,121
	Fuji Electric Holdings Co., Ltd.	9,000	39,705
	Fuji Heavy Industries, Ltd.	15,000	70,326
	Fuji Oil Co., Ltd.	2,600	23,989
#	Fuji Soft, Inc.	1,100	21,294
	FUJIFILM Holdings Corp.	3,300	122,288
	Fujikura, Ltd.	6,000	26,826
	Fujitsu, Ltd.	8,000	64,797
	Fukuoka Financial Group, Inc.	12,000	59,701
	Fukuyama Transporting Co., Ltd.	5,000	18,541
	Funai Electric Co., Ltd.	500	18,232
	Furukawa Co., Ltd.	9,000	15,733
	Furukawa Electric Co., Ltd.	15,000	59,520
	Futaba Industrial Co., Ltd.	900	22,718
	GEO Co., Ltd.	9	8,017
	Glory, Ltd.	1,000	23,515
	Godo Steel, Ltd.	6,000	24,422
#	GS Yuasa Corp.	10,000	37,771
	Gunze, Ltd.	5,000	25,099
	H20 Retailing Corp.	4,000	29,770
	Hakuhodo Dy Holdings, Inc.	670	38,661
	Hamamatsu Photonics K.K.	700	20,763
	Hankyu Hanshin Holdings, Inc.	19,000	82,364
#	Hanwa Co., Ltd.	4,000	25,425
	Heiwa Corp.	1,800	19,722
	Heiwado Co., Ltd.	1,200	20,129
	Higashi-Nippon Bank, Ltd.	6,000	25,905
	Hino Motors, Ltd.	4,000	26,760
	Hirose Electric Co., Ltd.	200	23,307
	HIS Co., Ltd.	1,100	16,682
	Hitachi High-Technologies Corp.	1,900	43,285
	Hitachi Information Systems, Ltd.	1,000	21,685
	Hitachi Kokusai Electric, Inc.	2,000	18,973
	Hitachi Metals, Ltd.	2,000	29,405
#	Hitachi Plant Technologies, Ltd.	4,000	15,194
	Hitachi Software Engineering Co., Ltd.	1,100	27,039
	Hitachi Transport System, Ltd.	1,900	23,656
* #	Hitachi Zosen Corp.	10,500	13,659
	Hitachi, Ltd. Sponsored ADR	3,000	216,120
	Hokkaido Electric Power Co., Inc.	1,000	20,440
	Hokuhoku Financial Group, Inc.	17,000	52,448
	Hokuriku Electric Power Co., Inc.	1,000	23,904
	Hokuto Corp.	1,300	28,311
	Honda Motor Co., Ltd. Sponsored ADR	7,100	235,933
#	Hosiden Corp.	1,200	25,825

16

	House Foods Corp.	1,900	30,697
	IBJ Leasing Co., Ltd.	1,000	21,305
	Ichiyoshi Securities Co., Ltd.	2,200	22,346
#	Idec Corp.	1,300	15,408
	IHI Corp.	32,000	72,616
	Imperial Hotel, Ltd.	450	15,623
#	Inaba Denki Sangyo Co., Ltd.	600	18,785
	Inageya Co., Ltd.	2,000	17,110
*	Isetan Mitsukoshi Holdings, Ltd.	6,640	79,740
*	Ishihara Sangyo Kaisha, Ltd.	13,000	19,875
* #	IT Holdings Corp.	1,200	23,449
#	ITO EN, Ltd.	1,000	16,056
	Itochu Corp.	2,000	23,160
	Itochu Techno-Solutions Corp.	600	21,984
	Itochu-Shokuhin Co., Ltd.	700	23,500
	Itoham Foods, Inc.	5,000	25,289
	Izumi Co., Ltd.	1,400	23,655
	Izumiya Co., Ltd.	3,000	19,858
	J Front Retailing Co., Ltd.	2,800	18,445
	Japan Digital Laboratory Co., Ltd.	1,600	22,119
	Japan Petroleum Exploration Co., Ltd.	300	21,555
	Japan Pulp & Paper Co., Ltd.	5,000	17,887
	Japan Radio Co., Ltd.	6,000	20,749
	JFE Holdings, Inc.	700	39,569
#	Joshin Denki Co., Ltd.	3,000	25,054
	JS Group Corp.	4,100	69,907
	JSR Corp., Tokyo	800	16,352
	JTEKT Corp.	1,100	19,234
	Juroku Bank, Ltd.	9,000	50,302
#	Kadokawa Holdings, Inc.	800	19,735
	Kaga Electronics Co., Ltd.	1,200	16,174
#	Kagome Co., Ltd.	1,300	19,861
	Kajima Corp.	24,000	98,006
	Kamigumi Co., Ltd.	7,000	55,548
	Kandenko Co., Ltd.	4,000	26,379
	Kaneka Corp.	8,000	58,253
*	Kanematsu Corp.	12,000	17,313
	Kansai Electric Power Co., Inc.	1,200	26,468
	Kansai Paint Co., Ltd.	6,000	43,786
	Kanto Auto Works, Ltd.	1,500	20,487
	Kao Corp.	1,000	26,100
	Katakura Industries Co., Ltd.	1,100	19,510
	Kawasaki Heavy Industries, Ltd.	5,000	15,476
	Kawasaki Kisen Kaisha, Ltd.	2,000	22,125
	KDDI Corp.	4	27,755
	Keihin Corp.	1,100	19,587
#	Keihin Electric Express Railway Co., Ltd.	4,000	25,449
	Keio Corp.	6,000	32,097
	Keisei Electric Railway Co., Ltd.	4,000	20,763
	Kenedix, Inc.	12	17,751
#	Kenwood Corp.	15,000	16,529
	Keyence Corp.	200	47,794

17

	Kikkoman Corp.	4,000	50,015
	Kinden Corp.	3,000	30,042
	Kintetsu Corp.	7,000	22,834
	Kitz Corp.	3,000	16,848
	Kiyo Holdings, Inc.	15,000	25,336
	Kobe Steel, Ltd.	10,000	32,925
	Kohnan Shoji Co., Ltd.	1,300	19,696
	Koito Manufacturing Co., Ltd.	2,000	28,529
	Kokuyo Co., Ltd.	2,300	21,369
	Komatsu, Ltd.	1,100	34,879
	Komori Corp.	1,000	19,588
	Konica Minolta Holdings, Inc.	1,500	28,005
	Kose Corp.	800	18,693
	Kubota Corp. Sponsored ADR	800	32,400
	Kurabo Industries, Ltd.	8,000	17,469
	Kuraray Co., Ltd.	3,000	37,894
	Kureha Corp.	5,000	29,291
	Kuroda Electric Co., Ltd.	1,300	19,773
	Kyocera Corp. Sponsored ADR	900	86,994
	Kyowa Exeo Corp.	2,000	19,715
	Lawson, Inc.	900	39,772
	Leopalace21 Corp.	700	11,188
	Lintec Corp.	1,100	19,761
	Lion Corp.	4,000	17,770
	Mabuchi Motor Co., Ltd.	700	37,599
	Maeda Corp.	5,000	19,251
	Maeda Road Construction Co., Ltd.	3,000	21,368
	Makino Milling Machine Co., Ltd.	2,000	14,505
#	Maruha Nichiro Holdings, Inc.	12,000	19,694
	MARUI GROUP CO., Ltd.	6,900	57,289
	Maruichi Steel Tube, Ltd.	1,200	41,137
#	Marusan Securities Co., Ltd.	2,100	16,339
	Matsushita Electric Industrial Co., Ltd.	13,000	295,230
	Matsushita Electric Works, Ltd.	5,000	55,058
	Max Co., Ltd.	2,000	25,521
	Mazda Motor Corp.	4,000	20,885
	Meiji Dairies Corp.	8,000	43,637
#	Meiji Seika Kaisha, Ltd.	10,000	43,623
	Meitec Corp.	700	20,713
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	13,986
	Millea Holdings, Inc.	5,200	214,691
#	Minebea Co., Ltd.	5,000	30,276
	Ministop Co., Ltd.	800	15,631
	MISUMI Group, Inc.	1,200	23,032
	Mitsubishi Chemical Holdings Corp.	5,000	35,479
	Mitsubishi Corp.	2,600	89,847
	Mitsubishi Electric Corp.	1,000	11,320
	Mitsubishi Estate Co., Ltd.	2,000	53,904
	Mitsubishi Heavy Industries, Ltd.	11,000	55,500
	Mitsubishi Logistics Corp.	4,000	49,280
	Mitsubishi Materials Corp.	8,000	38,320
*	Mitsubishi Motors Corp.	13,000	23,075

18

	Mitsubishi Paper Mills, Ltd.	10,000	25,133
	Mitsubishi UFJ Financial Group, Inc.	44,800	455,597
* #	Mitsubishi UFJ NICOS Co., Ltd.	11,000	41,225
	Mitsuboshi Belting, Ltd.	4,000	20,632
	Mitsui & Co., Ltd. Sponsored ADR	200	97,654
	Mitsui Chemicals, Inc.	6,000	34,461
	Mitsui High-Tec, Inc.	2,000	16,441
	Mitsui Mining and Smelting Co., Ltd.	14,000	47,019
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	2,100	82,669
#	Mitsui-Soko Co., Ltd.	4,000	20,427
	Miura Co., Ltd.	700	17,343
	Mizuho Financial Group, Inc.	9	47,267
#	Mizuho Investors Securities Co., Ltd.	12,000	16,179
#	Mizuho Trust & Banking Co., Ltd.	12,000	22,559
	Mizuno Corp.	4,000	24,138
#	Modec, Inc.	600	22,379
	Mori Seiki Co., Ltd.	1,100	21,160
#	Morinaga & Co., Ltd.	10,000	19,633
	Morinaga Milk Industry Co., Ltd.	8,000	23,978
	MOS Food Services, Inc.	1,500	19,078
	Murata Manufacturing Co., Ltd.	400	21,047
	Musashino Bank, Ltd.	1,000	46,218
	Nagase & Co., Ltd.	4,000	47,929
	Nagoya Railroad Co., Ltd.	9,000	24,414
	Namco Bandai Holdings, Inc.	4,900	63,755
	NEC Corp.	31,000	164,861
	Net One Systems Co., Ltd.	18	19,644
	Neturen Co., Ltd., Tokyo	1,500	16,693
#	NGK Spark Plug Co., Ltd.	4,000	49,788
	NHK Spring Co., Ltd.	4,000	37,230
	Nichirei Corp.	6,000	27,801
	Nidec Sankyo Corp.	3,000	21,824
	Nifco, Inc.	900	21,162
	Nihon Dempa Kogyo Co., Ltd.	400	10,568
#	Nihon Nohyaku Co., Ltd.	3,000	32,127
	Nihon Parkerizing Co., Ltd.	2,000	30,990
	Nikon Corp.	1,000	31,879
	Nintendo Co., Ltd.	100	55,080
	Nippo Corp.	3,000	16,443
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	21,260
	Nippon Chemi-Con Corp.	3,000	13,722
	Nippon Express Co., Ltd.	12,000	60,358
	Nippon Flour Mills Co., Ltd.	6,000	25,571
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	25,721
	Nippon Light Metal Co., Ltd.	10,000	17,265
	Nippon Meat Packers, Inc.	5,000	65,953
	Nippon Mining Holdings, Inc.	11,000	69,027
	Nippon Mitsubishi Oil Corp.	7,000	50,664
#	Nippon Paint Co., Ltd.	5,000	21,301
	Nippon Paper Group, Inc.	23	65,603
	Nippon Seiki Co., Ltd.	1,000	17,694
	Nippon Sheet Glass Co., Ltd.	10,000	45,064

19

	Nippon Shokubai Co., Ltd.	4,000	31,807
	Nippon Soda Co., Ltd.	5,000	17,420
	Nippon Steel Corp.	7,000	43,757
	Nippon Steel Trading Co., Ltd.	7,000	23,248
	Nippon Suisan Kaisha, Ltd.	5,500	25,622
	Nippon Telegraph & Telephone Corp. ADR	1,600	38,816
	Nippon Thompson Co., Ltd.	3,000	22,132
#	Nippon Yakin Kogyo Co., Ltd.	2,500	17,995
	Nipponkoa Insurance Co., Ltd.	11,000	103,262
#	Nishimatsu Construction Co., Ltd.	7,000	19,386
	Nishi-Nippon Bank, Ltd.	11,000	36,343
	Nishi-Nippon Railroad Co., Ltd.	6,000	20,987
	Nissan Chemical Industries, Ltd.	2,000	26,972
	Nissan Motor Co., Ltd.	12,000	106,602
	Nissan Shatai Co., Ltd.	3,000	21,616
	Nissay Dowa General Insurance Co., Ltd.	4,000	24,109
	Nisshin Seifun Group, Inc.	5,500	65,463
	Nisshin Steel Co., Ltd.	21,000	81,266
	Nisshinbo Industries, Inc.	5,000	64,737
	Nissin Food Products Co., Ltd.	1,400	50,654
	Nitta Corp.	1,000	21,408
	Nittetsu Mining Co., Ltd.	3,000	15,204
	Nitto Boseki Co., Ltd.	6,000	11,267
	Nitto Denko Corp.	500	23,783
	Nitto Electric Works, Ltd.	1,400	14,257
	NOF Corp.	5,000	22,539
	Nohmi Bosai, Ltd.	3,000	20,463
	NOK Corp.	2,700	47,969
	Nomura Holdings, Inc. ADR	3,400	57,562
	Nomura Research Institute, Ltd.	600	14,858
	Nomura Securities Co., Ltd.	2,900	49,231
	Noritake Co., Ltd.	5,000	20,493
#	Noritsu Koki Co., Ltd.	900	12,297
	NTN Corp.	4,000	30,395
	NTT Data Corp.	5	20,737
	NTT DoCoMo, Inc.	73	116,493
	Obayashi Corp.	16,000	81,671
	Odakyu Electric Railway Co., Ltd.	3,000	19,717
	Oiles Corp.	1,000	21,349
	Oji Paper Co., Ltd.	13,000	63,104
	Okasan Holdings, Inc.	4,000	24,151
* #	Oki Electric Industry Co., Ltd.	13,000	22,831
	Okinawa Electric Power Co., Ltd.	400	18,671
	OKUMA Corp.	2,000	23,684
#	Okumura Corp.	4,000	17,365
	Omron Corp.	2,400	51,787
	Onward Holdings Co., Ltd.	4,000	46,356
	Oriental Land Co., Ltd.	600	36,086
	Osaka Gas Co., Ltd.	8,000	29,071
	Parco Co., Ltd.	1,500	20,028
#	Paris Miki, Inc.	1,600	16,572
	Pioneer Electronic Corp.	2,500	21,666

20

	Press Kogyo Co., Ltd.	5,000	25,915
	Q.P. Corp.	2,200	20,421
#	Rengo Co., Ltd.	4,000	27,260
* #	Renown, Inc.	2,700	8,833
	Resorttrust, Inc.	1,000	14,559
	RICOH COMPANY, Ltd.	5,000	92,075
	Riken Corp.	4,000	20,258
	Rinnai Corp.	900	32,521
	Rohm Co., Ltd.	1,600	104,907
	Roland Corp.	700	14,566
	Round One Corp.	9	11,016
	Ryohin Keikaku Co., Ltd.	400	23,644
	Ryosan Co., Ltd.	1,000	22,869
	Sagami Railway Co., Ltd.	6,000	22,590
#	Saizeriya Co., Ltd.	1,200	10,801
	Sakai Chemical Industry Co., Ltd.	3,000	12,072
#	Sakata Seed Corp.	1,600	24,173
	Sanden Corp.	4,000	19,647
	Sanken Electric Co., Ltd.	4,000	24,846
#	Sanki Engineering Co., Ltd.	3,000	22,444
	Sankyo Co., Ltd.	900	57,632
#	Sankyo-Tateyama Holdings, Inc.	12,000	15,600
	Sankyu, Inc., Tokyo	4,000	22,831
	Sanshin Electronics Co., Ltd.	1,500	16,660
	Sanwa Holdings Corp.	4,000	15,933
	Sanyo Chemical Industries, Ltd.	4,000	23,719
#	Sanyo Special Steel Co., Ltd.	3,000	20,083
	Sapporo Hokuyo Holdings, Inc.	8	62,347
#	Sasebo Heavy Industries Co., Ltd., Tokyo	3,000	10,657
	Sato Corp.	1,100	14,038
	Secom Co., Ltd.	800	38,853
#	Sega Sammy Holdings, Inc.	4,588	47,178
	Seiko Epson Corp.	2,200	53,788
#	Seiko Holdings Corp.	4,000	21,538
	Seino Holdings Co., Ltd.	4,000	23,766
	Seiren Co., Ltd.	2,600	18,678
	Sekisui Chemical Co., Ltd.	12,000	88,078
	Sekisui House, Ltd.	5,000	52,958
	Seven & I Holdings Co., Ltd.	3,700	108,040
	Sharp Corp., Osaka	2,000	34,923
	Shiga Bank, Ltd.	7,000	46,167
	Shikoku Bank, Ltd.	5,000	22,916
#	Shima Seiki Manufacturing Co., Ltd.	400	13,138
	Shimachu Co., Ltd.	1,000	25,806
	Shimano, Inc.	600	28,827
	Shimizu Corp.	10,000	50,699
	Shin-Etsu Chemical Co., Ltd.	500	31,513
	Shinko Electric Industries Co., Ltd.	700	10,320
	Shinko Plantech Co., Ltd.	1,300	22,000
	Shinko Securities Co., Ltd.	8,000	28,784
	Shinsei Bank, Ltd.	2,000	7,897
#	Shiseido Co., Ltd.	1,000	24,526

21

	Shizuoka Bank, Ltd.	9,000	101,220
#	Shochiku Co., Ltd.	3,000	19,014
	Showa Denko KK	6,000	18,349
	Showa Shell Sekiyu K.K.	2,300	25,189
	Sinanen Co., Ltd.	4,000	15,285
	SKY Perfect JSAT Corp.	35	16,505
	SMC Corp.	400	50,244
	SMK Corp.	3,000	15,927
#	Snow Brand Milk Products Co., Ltd.	7,000	20,582
#	Sohgo Security Services Co., Ltd.	1,500	20,501
	Sompo Japan Insurance, Inc.	13,000	140,552
	Sony Corp. Sponsored ADR	4,600	231,794
	Star Micronics Co., Ltd.	700	13,456
	Sumisho Computer Systems Corp.	1,200	22,098
	Sumitomo Bakelite Co., Ltd.	5,000	30,456
	Sumitomo Corp.	3,700	54,657
	Sumitomo Electric Industries, Ltd.	5,800	74,861
	Sumitomo Heavy Industries, Ltd.	2,000	16,048
	Sumitomo Light Metal Industries, Ltd.	9,000	12,040
	Sumitomo Metal Industries, Ltd., Osaka	5,000	23,858
	Sumitomo Metal Mining Co., Ltd.	1,000	16,781
	Sumitomo Mitsui Financial Group, Inc.	15	129,187
	Sumitomo Osaka Cement Co., Ltd.	11,000	25,235
	Sumitomo Realty & Development Co., Ltd.	1,000	25,631
	Sumitomo Rubber Industries, Ltd.	4,300	35,486
	Sumitomo Trust & Banking Co., Ltd.	6,000	51,209
	Sumitomo Warehouse Co., Ltd.	4,000	20,199
	Suruga Bank, Ltd.	4,000	57,513
#	Suruga Corp.	1,000	3,122
	SWCC Showa Holdings Co., Ltd.	14,000	20,446
	T&D Holdings, Inc.	900	59,966
	Tadano, Ltd.	2,000	23,403
	Taiheiyo Cement Corp.	24,000	56,698
	Taiho Kogyo Co., Ltd.	1,300	18,838
	Taikisha, Ltd.	2,000	29,455
	Taisei Corp.	25,000	72,374
	Taiyo Nippon Sanso Corp.	3,000	25,580
	Taiyo Yuden Co., Ltd.	2,000	24,559
#	Takara Standard Co., Ltd.	4,000	22,124
	Takasago International Corp.	4,000	25,241
	Takasago Thermal Engineering Co., Ltd.	2,000	17,990
	Takashimaya Co., Ltd.	7,000	72,230
#	Takuma Co., Ltd.	4,000	12,614
	TDK Corp. Sponsored ADR	1,000	68,800
	Teijin, Ltd.	7,000	26,372
	Tenma Corp.	1,200	15,657
	The 77 Bank, Ltd.	6,000	37,868
	The Aichi Bank, Ltd.	200	17,062
	The Akita Bank, Ltd.	5,000	23,060
	The Awa Bank, Ltd.	5,000	30,981
#	The Bank of Ikeda, Ltd.	500	15,184
	The Bank of Iwate, Ltd.	400	25,621

22

	The Bank of Kyoto, Ltd.	5,000	60,370
	The Bank of Nagoya, Ltd.	4,000	27,109
	The Bank of Okinawa, Ltd.	600	22,775
	The Chiba Bank, Ltd.	12,000	89,992
*	The Chiba Kogyo Bank, Ltd.	1,500	21,839
	The Chugoku Bank, Ltd.	5,000	78,338
	The Chugoku Electric Power Co., Ltd.	1,200	25,727
	The Chukyo Bank, Ltd.	7,000	20,789
* #	The Daiei, Inc.	2,650	19,538
	The Daisan Bank, Ltd.	7,000	25,038
	The Daishi Bank, Ltd.	8,000	34,845
	The Ehime Bank, Ltd.	6,000	21,065
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	18,905
	The Fukui Bank, Ltd.	7,000	21,920
	The Gunma Bank, Ltd.	10,000	71,841
	The Hachijuni Bank, Ltd.	11,000	76,221
	The Higo Bank, Ltd.	5,000	33,216
	The Hiroshima Bank, Ltd.	13,000	66,877
	The Hokkoku Bank, Ltd.	7,000	29,161
	The Hokuetsu Bank, Ltd.	9,000	22,205
	The Hyakugo Bank, Ltd.	4,000	26,459
	The Hyakujishi Bank, Ltd.	4,000	24,980
	The Iyo Bank, Ltd.	7,000	87,355
#	The Japan General Estate Co., Ltd.	1,100	9,525
#	The Japan Wool Textile Co., Ltd.	3,000	27,163
	The Joyo Bank, Ltd.	7,000	39,867
	The Kagawa Bank, Ltd.	4,000	25,166
	The Kagoshima Bank, Ltd.	3,000	25,623
#	The Kanto Tsukuba Bank, Ltd.	2,900	16,740
	The Keiyo Bank, Ltd.	4,000	27,028
	The Michinoku Bank, Ltd.	7,000	22,185
	The Miyazaki Bank, Ltd.	5,000	22,251
	The Nanto Bank, Ltd.	5,000	31,803
	The Nisshin Oillio Group, Ltd.	5,000	23,220
	The Ogaki Kyoritsu Bank, Ltd.	4,000	22,587
	The Oita Bank, Ltd.	4,000	27,143
	The San-in Godo Bank, Ltd.	3,000	27,929
	THK Co., Ltd.	3,000	61,915
	TKC Corp.	1,100	22,856
	Toagosei Co., Ltd.	6,000	22,890
	Tobu Railway Co., Ltd.	6,000	29,363
	Tochigi Bank, Ltd.	4,000	26,612
#	Toda Corp.	6,000	25,286
	Toho Bank, Ltd.	5,000	22,254
	Toho Co., Ltd.	1,700	37,269
	Toho Gas Co., Ltd.	7,000	36,198
	Toho Titanium Co., Ltd.	600	13,045
	Tohuku Electric Power Co., Inc.	2,100	45,019
	Tokai Carbon Co., Ltd.	2,000	23,318
	Tokushima Bank, Ltd.	3,000	17,219
	Tokuyama Corp.	4,000	30,301
	Tokyo Electric Power Co., Ltd	1,800	43,872

23

	Tokyo Gas Co., Ltd.	5,000	19,015
	Tokyo Ohka Kogyo Co., Ltd.	1,000	19,425
#	Tokyo Seimitsu Co., Ltd.	700	13,096
	Tokyo Steel Manufacturing Co., Ltd.	1,800	24,923
	Tokyo Style Co., Ltd.	2,000	19,764
	Tokyo Tatemono Co., Ltd.	3,000	25,537
	Tokyo Tomin Bank, Ltd.	700	14,821
#	Tokyu Construction Co., Ltd.	4,060	14,556
	Tokyu Corp.	4,000	21,020
	Tokyu Land Corp.	2,000	14,365
	Toppan Forms Co., Ltd.	2,100	23,987
	Toppan Printing Co., Ltd.	9,000	103,698
	Topre Corp.	2,200	20,143
	Topy Industries, Ltd.	7,000	21,793
	Toray Industries, Inc.	5,000	32,765
	Toshiba Corp.	4,000	35,264
#	Toshiba TEC Corp.	4,000	28,288
	Tosoh Corp.	4,000	18,347
	TOTO, Ltd.	7,000	53,772
*	Towa Bank, Ltd.	18,000	18,450
	Toyo Engineering Corp.	4,000	23,355
	Toyo Ink Manufacturing Co., Ltd.	6,000	23,007
	Toyo Kohan Co., Ltd.	4,000	20,125
	Toyo Seikan Kaisha, Ltd.	4,300	84,691
	Toyo Suisan Kaisha, Ltd.	1,000	21,547
#	Toyo Tire & Rubber Co., Ltd.	4,000	15,793
#	Toyobo Co., Ltd.	19,000	38,399
	Toyoda Gosei Co., Ltd.	600	19,370
	Toyota Auto Body Co., Ltd.	1,300	26,773
	Toyota Motor Corp. Sponsored ADR	2,600	265,330
	Toyota Tsusho Corp.	1,200	29,277
#	Trans Cosmos, Inc.	1,200	12,169
	Trend Micro, Inc.	500	17,514
	Tsubakimoto Chain Co.	3,000	20,222
	TV Asahi Corp.	12	18,559
	Ube Industries, Ltd.	13,000	49,096
	Uni-Charm Corp.	400	28,285
	Uniden Corp.	3,000	17,402
#	Union Tool Co.	600	20,449
	Unitika, Ltd.	16,000	17,763
	UNY Co., Ltd.	6,000	63,059
	Urban Corp.	1,400	7,699
	Ushio, Inc.	1,700	31,564
	USS Co., Ltd.	340	23,034
#	Wacoal Corp.	2,000	26,044
	West Japan Railway Co.	5	23,428
	Xebio Co., Ltd.	700	17,235
	Yamada Denki Co., Ltd.	430	33,393
	Yamagata Bank, Ltd.	4,000	23,988
	Yamaguchi Financial Group, Inc.	6,000	87,580
	Yamaha Corp.	2,700	53,688
	Yamaha Motor Co., Ltd.	2,300	46,829

24

	Yamanashi Chuo Bank, Ltd.	4,000	24,107
	Yamatake Corp.	800	22,633
	Yamato Kogyo Co., Ltd.	600	30,054
	Yamato Transport Co., Ltd.	5,000	69,610
#	Yamazaki Baking Co., Ltd.	3,000	31,724
	Yaskawa Electric Corp.	2,000	22,889
	Yodogawa Steel Works, Ltd.	4,000	21,930
	Yokogawa Electric Corp.	3,300	31,281
	Yokohama Reito Co., Ltd.	3,000	21,629
	Yokohama Rubber Co., Ltd.	7,000	34,204
	Yoshimoto Kogyo Co., Ltd.	1,400	18,734
#	Zensho Co., Ltd.	2,000	13,888
	Zeon Corp.	2,000	9,372

TOTAL — JAPAN			20,070,155

NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
	Aegon NV	23,569	359,575
#	Arcadis NV	762	18,283
	ArcelorMittal	6,554	650,499
#	ASM International NV	1,438	36,587
	ASML Holding NV	2,445	73,212
	Boskalis Westminster CVA	833	50,550
	Grontmij NV	332	15,333
#	Heijmans NV	372	11,460
#	Imtech NV	693	19,446
	ING Groep NV Sponsored ADR	3,800	145,236
	James Hardie Industries NV Sponsored ADR	600	15,720
	Kas Bank NV	70	3,191
	Koninklijke Ahold NV	19,011	284,289
	Koninklijke Bam Groep NV	2,021	47,211
	Koninklijke KPN NV	6,331	115,152
	Koninklijke Philips Electronics NV	10,051	386,109
	Nutreco Holding NV	612	44,456
#	Oce NV	1,378	19,412
	Randstad Holdings NV	982	42,810
	Reed Elsevier NV ADR	952	35,491
	SBM Offshore NV	2,086	82,844
	Smit Internationale NV	100	11,196
	SNS Reaal	3,557	81,803
#	Telegraaf Media Groep NV	853	29,803
	TKH Group NV	794	21,245
	Unilever NV	9,603	314,028
	USG People NV	783	17,889
	Wolters Kluwer NV	7,431	209,450
TOTAL COMMON STOCKS			3,142,280

RIGHTS/WARRANTS — (0.0%)
*	SBM Offshore NV Coupons	2,086	—
*	Smit Internationale NV Coupons	100	—
*	Unilever NV Coupons	9,603	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			3,142,280

25

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	10,483	9,538
	Contact Energy, Ltd.	7,797	57,942
	Fletcher Building, Ltd.	2,257	14,157
	Infratil, Ltd.	8,810	15,400
	Infratil, Ltd. Issue 2007 Shares	1,762	1,591
	New Zealand Refining Co., Ltd.	3,517	23,032
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	29,583
	Trustpower, Ltd.	2,795	18,394

	TOTAL — NEW ZEALAND		169,637

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Aker Kvaerner ASA	750	21,200
	DNB Nor ASA Series A	6,800	97,667
*	Ementor ASA	2,400	18,333
	Leroy Seafood Group ASA	900	18,955
	Norsk Hydro ASA Sponsored ADR	3,400	53,976
	Orkla ASA	7,600	109,301
	Petroleum Geo Services ASA	700	20,655
#	Prosafe ASA	3,000	32,061
*	Prosafe Production Public, Ltd.	3,000	21,397
*	Renewable Energy Corp. ASA	400	11,823
* #	Sevan Marine ASA	3,200	50,931
	StatoilHydro ASA Sponsored ADR	3,931	153,899
	Storebrand ASA	5,600	53,321
	Tandberg ASA Series A	900	16,019
	Yara International ASA	1,500	113,526

	TOTAL — NORWAY		793,064

	PORTUGAL — (0.3%)
	COMMON STOCKS — (0.3%)
#	Banco BPI SA	3,833	18,777
	Banco Comercial Portugues SA	9,325	23,708
	Banco Espirito Santo SA	3,652	65,811
	Brisa SA	3,774	53,723
	Cimpor Cimentos de Portugal SA	3,517	31,951
	Energias de Portugal SA	9,374	59,004
	Mota-Engil SGPS SA	2,737	23,266
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	16,287
*	Sonae Capital	1,744	4,070
	Sonae Industria SGPS SA	1,680	9,797
	Sonae SGPS SA	13,955	22,771
	TOTAL COMMON STOCKS		329,165

	RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	3,833	686

	TOTAL — PORTUGAL		329,851

26

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
	Allgreen Properties, Ltd.	19,000	13,728
	Cerebos Pacific, Ltd.	8,000	22,397
* #	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	17,752
	City Developments, Ltd.	5,000	41,843
	Comfortdelgro Corp., Ltd.	21,000	24,824
	DBS Group Holdings, Ltd.	7,000	100,204
	Delong Holdings, Ltd.	10,000	24,507
	Guocoland, Ltd.	9,000	18,346
	Hotel Properties, Ltd.	7,000	15,758
	Hyflux, Ltd.	8,000	19,742
	Jardine Cycle & Carriage, Ltd.	4,000	48,129
	Keppel Corp., Ltd.	3,000	26,815
	Keppel Land, Ltd.	5,000	19,609
	Keppel Telecommunications and Transportation, Ltd.	6,000	24,222
	Kim Eng Holdings, Ltd.	9,100	13,551
	Neptune Orient Lines, Ltd.	11,000	32,853
	Overseas Chinese Banking Corp., Ltd.	12,000	76,429
	SembCorp Industries, Ltd.	14,000	49,101
	SembCorp Marine, Ltd.	8,400	28,453
	Singapore Airlines, Ltd.	8,600	100,399
	Singapore Land, Ltd.	4,000	18,406
	Singapore Petroleum Co., Ltd.	4,000	20,370
	Singapore Press Holdings, Ltd.	22,000	69,189
	Singapore Technologies Engineering, Ltd.	9,000	21,056
	Singapore Telecommunications, Ltd.	13,000	36,420
	Tat Hong Holdings, Ltd.	10,000	16,860
	United Industrial Corp., Ltd.	23,000	50,247
	United Overseas Bank, Ltd.	6,000	88,857
	UOB-Kay Hian Holdings, Ltd.	12,000	17,088
	UOL Group, Ltd.	16,000	46,007
	Venture Corp., Ltd.	4,000	29,410
	WBL Corp., Ltd.	8,000	31,769
	Wheelock Properties, Ltd.	13,000	20,778

TOTAL — SINGAPORE			1,185,119

SPAIN — (3.4%)
COMMON STOCKS — (3.4%)
	Abengoa SA	505	17,810
	Abertis Infraestructuras SA	1,433	45,590
*	Abertis Infraestructuras SA	71	2,280
	Acciona SA	375	106,562
	Acerinox SA	2,336	61,828

27

	Actividades de Construccion y Servicios SA	1,262	76,227
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	403,811
	Banco de Sabadell SA	15,749	159,206
	Banco de Valencia SA	800	42,801
*	Banco de Valensia SA Issue 08	15	803
	Banco Espanol de Credito SA	1,229	21,486
	Banco Guipuzcoano SA	1,527	24,440
	Banco Pastor SA	1,452	21,299
#	Banco Popular Espanol SA	11,125	179,515
#	Banco Santander SA Sponsored ADR	40,500	846,450
	Bankinter SA	3,891	56,532
#	Cia Espanola de Petroleous SA	1,110	121,159
	Construcciones y Auxiliar de Ferrocarriles SA	22	10,185
	Enagas SA	2,468	78,425
	Fomento de Construcciones y Contratas SA	599	41,374
	Gamesa Corporacion Tecnologica SA	707	36,598
	Gas Natural SDG SA	762	44,082
	Gestevision Telecinco SA	837	13,015
	Grupo Catalana Occidente SA	923	29,446
	Grupo Empresarial Ence SA	2,018	18,613
	Grupo Ferrovial SA	572	44,990
	Iberdrola SA	8,892	128,077
	Indra Sistemas SA	974	26,583
	Industria de Diseno Textil SA	424	20,843
	La Seda de Barcelona SA	11,551	23,363
* #	NH Hoteles SA	1,365	21,167
*	Obrascon Huarte Lain SA	479	19,564
	Papeles y Cartones de Europa SA	2,914	27,236
	Promotora de Informaciones SA	1,912	31,456
	Prosegur Cia de Seguridad SA	514	22,636
	Red Electrica de Espana SA	954	67,486
#	Repsol YPF SA Sponsored ADR	7,300	302,512
	Service Point Solutions SA	6,431	22,617
	Sol Melia SA	953	12,451
#	SOS Cuetara SA	1,043	22,964
	Telefonica SA Sponsored ADR	1,900	163,457
	Tubacex SA	1,844	20,972
	Tubos Reunidos SA	4,346	28,258
	Union Fenosa SA	464	30,163
	Viscofan SA	830	19,564
	Zardoya Otis SA	980	29,790

TOTAL — SPAIN			3,545,686

SWEDEN — (2.6%)
COMMON STOCKS — (2.6%)
	AF AB Series B	700	22,773
	Alfa Laval AB	525	36,837
#	Assa Abloy AB Series B	4,800	83,297
	Atlas Copco AB Series A	3,000	53,194
	Atlas Copco AB Series B	1,800	29,211
	B&B Tools AB	600	17,364

28

	Bilia AB Series A	1,300	14,106
	Boliden AB	8,001	90,470
#	Electrolux AB Series B	2,400	34,679
	Eniro AB	2,578	14,610
	Haldex AB	1,000	19,591
	Hennes & Mauritz AB Series B	1,050	58,099
	Hoganas AB Series B	900	19,025
*	Hoganas AB Series B Redemption Shares	900	2,250
	Holmen AB Series B	1,500	51,174
	Husqvarna AB Series A	1,700	17,372
#	Husqvarna AB Series B	2,400	24,726
#	JM AB	1,200	20,977
*	LBI International AB	2,800	11,253
*	Lundin Petroleum AB	6,000	93,020
	Modern Times Group AB Series B	450	31,423
	NCC AB Series B	1,600	30,385
	Nordea Bank AB	17,701	287,960
	Sandvik AB	3,993	68,652
	Scania AB Series B	1,500	29,602
*	Scania AB Series B Redemption Shares	1,500	1,867
	Securitas AB Series B	3,324	41,584
	Skandinaviska Enskilda Banken AB Series A	6,914	156,951
	Skanska AB Series B	9,455	161,720
#	SKF AB Series B	1,600	30,027
	Skistar AB	883	13,984
	SSAB Svenskt Stal AB Series A	700	24,303
	SSAB Svenskt Stal AB Series B	700	21,912
	Svenska Cellulosa AB Series B	9,217	147,999
	Svenska Handelsbanken AB Series A	7,472	208,236
#	Swedbank AB Series A	5,862	145,019
	Tele2 AB Series B	5,001	107,010
#	Telefonaktiebolaget LM Erricson Sponsored ADR	6,900	186,576
	TeliaSonera AB	16,349	148,609
#	Trelleborg AB Series B	1,400	26,165
	Volvo AB Series A	2,200	33,698
	Volvo AB Series B	6,532	103,593

TOTAL — SWEDEN			2,721,303

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
	A. Hiestad Holding AG	9	15,367
*	ABB, Ltd. Sponsored ADR	6,500	211,120
	Adecco SA	1,853	105,762
	Allreal Holding AG	202	25,774
*	Ascom Holding AG	1,836	18,590
	Baloise-Holding AG	1,560	177,594
	Bank Sarasin & Cie Series B	700	34,472
	Banque Cantonale Vaudoise	54	19,470
	Barry Callebaut AG	34	24,975
	Berner Kantonalbank	107	25,656
	BKW FMB Energie AG	158	20,727

29

	Bobst Group AG	277	22,675
	Bucher Industries AG	173	45,329
	Ciba Specialty Chemicals AG	1,325	43,736
	Clariant AG	6,413	71,615
	Compagnie Financiere Richemont AG Series A	6,895	429,755
	Credit Suisse Group AG Sponsored ADR	2,400	122,136
*	Daetwyler Holding AG	297	21,508
	Dufry Group	227	25,763
	Efg International AG	1,159	43,465
	Ems-Chemie Holding AG	265	38,108
	Flughafen Zuerich AG	73	32,054
	Forbo Holding AG	50	24,526
	George Fisher AG	108	56,016
	Givaudan SA	172	166,823
	Gurit Holding AG	16	14,447
	Helvetia Holding AG	150	59,669
	Holcim, Ltd.	3,569	333,674
*	Jelmoli Holding AG	13	33,727
	Julius Baer Holdings, Ltd. AG	1,643	134,613
	Kuoni Reisen Holding AG	48	25,659
	Lindt & Spruengli AG	1	33,062
	Nestle SA	1,325	651,708
	Panalpina Welttransport Holding AG	158	19,402
	PubliGroupe SA	62	15,835
	Rieters Holdings AG	124	44,054
	Romande Energie Holding SA	7	17,055
	Schweizerische National Versicherungs Gesellschaft	26	20,137
	SGS SA	40	60,122
	Sika AG	34	58,374
	St. Galler Kantonalbank	70	32,612
	Sulzer AG	460	61,916
#	Swatch Group AG	139	38,927
	Swiss Life Holding AG	1,010	284,261
	Swiss Re	5,759	447,614
	Syngenta AG ADR	5,800	355,482
*	UBS AG	7,536	181,498
	Valiant Holding AG	297	55,422
	Valora Holding AG	83	21,019
	Vontobel Holdings AG	600	23,336
	Zurich Financial SVCS AG	2,043	599,585
TOTAL COMMON STOCKS			5,446,226

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08	7,536	10,050

TOTAL — SWITZERLAND			5,456,276

UNITED KINGDOM — (16.4%)
COMMON STOCKS — (16.4%)
	Aberdeen Asset Management P.L.C.	16,024	44,096
	Aga Rangemaster Group P.L.C.	1,374	7,741

30

	Aggreko P.L.C.	1,979	23,723
	Alliance & Leicester P.L.C.	2,461	20,762
	Amec P.L.C.	3,246	53,749
	Amlin P.L.C.	11,960	68,780
	Anglo American P.L.C.	3,516	239,584
	Antofagasta P.L.C.	2,036	27,836
#	ARM Holdings P.L.C. Sponsored ADR	7,300	45,552
	Arriva P.L.C.	5,063	64,238
	Ashtead Group P.L.C.	14,650	22,168
	Associated British Foods P.L.C.	5,660	96,625
	Atkins WS P.L.C.	1,777	36,305
*	Autonomy Corp. P.L.C.	1,503	26,415
	Aveva Group P.L.C.	1,057	31,217
	Aviva P.L.C.	34,218	427,624
	Babcock International Group P.L.C.	2,688	33,249
	BAE Systems P.L.C.	38,606	346,967
	Balfour Beatty P.L.C.	6,343	53,914
#	Barclays P.L.C. Sponsored ADR	13,100	392,083
	Barratt Developments P.L.C.	7,997	28,975
	BBA Aviation P.L.C.	10,521	29,894
	Beazley Group P.L.C.	9,108	24,700
	Bellway P.L.C.	2,995	36,940
	BG Group P.L.C.	2,990	75,201
	BG Group P.L.C. Sponsored ADR	1,400	175,131
#	BHP Billiton P.L.C. ADR	3,200	244,352
	Bodycote P.L.C.	8,462	38,769
	BP P.L.C. Sponsored ADR	18,900	1,370,439
	Bradford & Bingley P.L.C.	11,247	19,703
	Brewin Dolphin Holdings P.L.C.	4,630	12,047
	Brit Insurance Holdings P.L.C.	8,280	35,559
	British Energy Group P.L.C.	4,040	58,731
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	51,408
	Britvic P.L.C.	2,726	16,914
	BSS Group P.L.C.	3,111	22,726
	BT Group P.L.C. Sponsored ADR	2,400	105,624
	Bunzl P.L.C.	3,184	44,601
	Burberry Group P.L.C.	3,637	36,042
	Cable and Wireless P.L.C.	21,206	69,077
*	Cadbury P.L.C. Sponsored ADR	1,984	106,521
*	Cairn Energy P.L.C.	1,905	127,286
	Capita Group PLC	2,990	40,108
	Carillion P.L.C.	4,655	31,824
	Carnival P.L.C. ADR	2,700	104,301
	Carphone Warehouse Group P.L.C.	5,939	27,950
	Centrica P.L.C.	14,387	83,790
	Charter P.L.C.	1,956	35,166
	Chloride Group P.L.C.	5,862	32,434
	Close Brothers Group P.L.C.	2,264	25,801
	Cobham P.L.C.	11,022	46,205
	Compass Group P.L.C.	24,559	182,661
	Cookson Group P.L.C.	1,890	27,356
	Croda International P.L.C.	1,405	18,371

31

*	CSR P.L.C.	2,830	17,699
	Daily Mail & General Trust P.L.C. Series A	2,523	20,349
	Dairy Crest Group P.L.C.	2,589	20,977
*	Dana Petroleum P.L.C.	2,138	77,584
	Davis Service Group P.L.C.	4,657	45,299
	De La Rue P.L.C.	1,754	33,047
	Dignity P.L.C.	672	9,692
	Domino Printing Sciences P.L.C.	2,941	20,039
	Drax Group P.L.C.	4,837	64,897
	DS Smith P.L.C.	10,291	27,356
	DSG International P.L.C.	49,297	56,878
	Enodis P.L.C.	5,319	32,062
	Enterprise Inns P.L.C.	11,823	109,442
	Experian Group, Ltd.	4,419	35,563
	Expro International Group P.L.C.	2,357	75,640
	Fenner P.L.C.	3,512	17,774
	Filtrona P.L.C.	4,670	14,656
	Findel P.L.C.	1,414	6,304
	Firstgroup P.L.C.	1,786	18,750
	FKI P.L.C.	15,390	25,874
	G4S P.L.C.	31,351	140,039
	Galiform P.L.C.	7,492	8,799
	Game Group P.L.C.	10,090	56,529
	GKN P.L.C.	19,127	110,419
	Go-Ahead Group P.L.C.	487	14,948
	Halfords Group P.L.C.	4,424	24,120
	Halma P.L.C.	3,807	15,846
	Hays P.L.C.	7,814	15,876
	HBOS P.L.C.	6,104	48,407
	Helphire P.L.C.	2,631	9,771
	Henderson Group P.L.C.	12,095	30,650
	Home Retail Group	5,486	25,481
	Homeserve P.L.C.	565	20,448
	HSBC Holdings P.L.C. Sponsored ADR	15,600	1,313,676
	Hunting P.L.C.	2,655	46,045
	Huntsworth P.L.C.	9,410	11,606
	ICAP P.L.C.	5,091	62,129
	IG Group Holdings P.L.C.	3,367	25,504
	IMI P.L.C.	7,064	71,920
	Informa P.L.C.	4,467	34,036
	Inmarsat P.L.C.	3,198	29,895
	Innovation Group P.L.C.	28,710	11,097
	International Power P.L.C.	16,768	147,751
	Interserve P.L.C.	2,216	20,971
	Intertek Group P.L.C.	2,205	44,707
*	Invensys P.L.C.	5,798	37,043
	ITV P.L.C.	41,230	48,118
	Jardine Lloyd Thompson Group P.L.C.	2,600	19,493
	JJB Sports P.L.C.	5,642	12,403
	JKX Oil and Gas P.L.C.	3,242	31,045
	John Wood Group P.L.C.	5,060	44,857
	Johnson Matthey P.L.C.	859	34,324

32

	Johnston Press P.L.C.	4,862	10,901
	Kazakhmys P.L.C.	2,728	91,396
	Keller Group P.L.C.	1,423	18,731
	Kingfisher P.L.C.	37,567	102,364
	Laird P.L.C.	4,593	45,156
	Legal and General Group P.L.C.	91,449	217,194
#	Lloyds TSB Group P.L.C. Sponsored ADR	1,200	36,756
	London Stock Exchange Group P.L.C.	1,107	22,538
	Lonmin P.L.C.	640	43,903
	Low & Bonar P.L.C.	7,100	17,111
	Man Group P.L.C.	6,662	82,025
	Marks & Spencer Group P.L.C.	6,969	52,535
	Marshalls P.L.C.	2,962	11,731
	Meggitt P.L.C.	17,826	86,036
	Michael Page International P.L.C.	4,900	27,782
	Millennium and Copthorne Hotels P.L.C.	3,962	30,102
	Misys P.L.C.	5,545	17,487
	Mitie Group P.L.C.	7,518	34,425
	Morgan Crucible Co. P.L.C.	3,198	13,392
	Morgan Sindall P.L.C.	778	13,751
	National Express Group P.L.C.	1,032	18,695
	National Grid P.L.C. Sponsored ADR	1,200	89,124
	Next P.L.C.	604	13,855
	Northern Foods P.L.C.	9,001	14,179
	Northgate P.L.C.	1,850	20,635
	Northumbrian Water Group P.L.C.	6,594	43,015
	Novae Group P.L.C.	2,639	18,554
	Old Mutual P.L.C.	53,126	123,178
	Pearson P.L.C. Sponsored ADR	12,900	174,537
	Pennon Group P.L.C.	3,850	49,512
	Persimmon P.L.C.	6,696	63,936
	Premier Foods P.L.C.	7,370	18,171
	Prudential P.L.C. ADR	6,900	182,505
	Punch Taverns P.L.C.	7,220	79,411
	Rathbone Brothers P.L.C.	754	14,711
	Reed Elsevier P.L.C. ADR	1,125	56,486
	Regus Group P.L.C.	13,221	26,945
	Rentokil Initial P.L.C.	20,074	39,697
	Rexam P.L.C.	10,239	89,920
	Rio Tinto P.L.C. Sponsored ADR	500	241,500
*	Rolls-Royce Group P.L.C.	20,960	175,682
*	Rolls-Royce Group P.L.C. Series B	1,878,016	3,720
	Rotork P.L.C.	944	21,245
	Royal Bank of Scotland Group P.L.C.	19,007	86,147
	Royal Dutch Shell P.L.C. ADR	19,700	1,649,481
	RPS Group P.L.C.	5,472	36,115
	RSA Insurance Group P.L.C.	20,687	56,253
	Sage Group P.L.C.	26,274	117,193
	Schroders P.L.C.	1,838	38,278
	Schroders P.L.C. Non-Voting	871	15,743
	Scottish & Southern Energy P.L.C.	3,532	103,048
	Senior P.L.C.	9,084	20,079

33

	Serco Group P.L.C.	7,105	62,892
	Severfield-Rowen P.L.C.	1,606	9,096
	Severn Trent P.L.C.	1,705	49,242
	Shanks Group P.L.C.	8,224	38,578
	SIG P.L.C.	3,444	50,342
	Signet Group P.L.C. Sponsored ADR	4,500	55,935
	Smiths Group P.L.C.	2,834	56,519
*	Soco International P.L.C.	876	33,395
	Spectris P.L.C.	2,815	43,189
	Speedy Hire P.L.C.	1,158	15,229
	Spirax-Sarco Engineering P.L.C.	1,500	34,026
*	Spirent Communications P.L.C.	14,098	18,355
	ST Modwen Properties P.L.C.	2,368	16,563
	St. Jame’s Place P.L.C.	4,098	21,167
	Stagecoach Group P.L.C.	11,463	52,736
	Standard Chartered P.L.C.	8,790	326,890
	Tate & Lyle P.L.C.	3,392	31,170
	Taylor Wimpey P.L.C.	25,742	43,429
	Tesco P.L.C.	20,783	170,725
	The Weir Group P.L.C.	4,491	80,286
	Tomkins P.L.C. Sponsored ADR	2,300	33,097
	Travis Perkins P.L.C.	3,041	50,356
	Trinity Mirror P.L.C.	7,656	34,534
	Tullow Oil P.L.C.	2,938	52,025
*	UK Coal P.L.C.	3,777	42,144
	Ultra Electronics Holdings P.L.C.	795	19,256
	Umeco P.L.C.	1,615	18,245
	Unilever P.L.C. Sponsored ADR	6,900	228,045
	United Business Media P.L.C.	5,369	65,584
	United Utilities P.L.C.	2,542	37,729
	Vedanta Resources P.L.C.	544	27,005
	Vodafone Group P.L.C. Sponsored ADR	34,900	1,119,941
	VT Group P.L.C.	2,055	26,632
	WH Smith P.LC.	4,579	35,969
	Whitbread P.L.C.	2,547	64,732
	William Morrison Supermarkets P.L.C.	34,087	197,786
	Wincanton P.L.C.	2,286	13,517
#	Wolseley P.L.C. ADR	2,900	31,520
	WPP Group P.L.C. Sponsored ADR	2,500	151,625
	WSP Group P.L.C.	1,365	15,363
	Xstrata P.L.C.	4,543	359,483
	Yell Group P.L.C.	12,406	31,034
TOTAL COMMON STOCKS			17,289,322

RIGHTS/WARRANTS — (0.0%)
*	Royal Bank of Scotland Group P.L.C. Rights 06/06/08	11,615	6,442

TOTAL — UNITED KINGDOM			17,295,764

34

		Value †
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Dr. Pepper Snapple Group, Inc. ADR	1,488	37,468

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $80,000 FHLMC 6.003%(r), 01/01/37, valued at $68,908) to be repurchased at $67,011	$67	67,000

SECURITIES LENDING COLLATERAL — (11.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $13,237,399 FHLMC 5.000%, 04/01/38 & 5.500%, 03/01/36 & FNMA 6.078%(r), 06/01/47, valued at $12,655,325) to be repurchased at $12,409,611	12,407	12,407,181

TOTAL INVESTMENTS - (100.0%) (Cost $110,494,996)		$105,190,839

See accompanying Notes to Financial Statements.

35

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.3%)
Consumer Discretionary — (11.3%)
*	99 Cents Only Stores	1,200	$10,044
	Aaron Rents, Inc.	300	6,717
#	Abercrombie & Fitch Co.	300	21,780
	Advance Auto Parts, Inc.	700	28,210
*	Aeropostale, Inc.	200	6,988
*	Aftermarket Technology Corp.	200	4,478
*	Alloy, Inc.	200	1,720
* #	Amazon.com, Inc.	900	73,458
*	American Apparel, Inc.	300	2,007
	American Axle & Manufacturing Holdings, Inc.	1,200	22,308
	American Eagle Outfitters, Inc.	500	9,110
*	America’s Car-Mart, Inc.	200	3,298
#	Ameristar Casinos, Inc.	400	7,128
*	AnnTaylor Stores Corp.	1,000	27,380
	Arbitron, Inc.	200	9,972
	ArvinMeritor, Inc.	500	7,485
*	AutoNation, Inc.	1,800	28,422
*	Bally Technologies, Inc.	200	9,002
	Barnes & Noble, Inc.	300	9,153
	Bassett Furniture Industries, Inc.	100	1,199
	Bebe Stores, Inc.	800	9,144
*	Bed Bath and Beyond, Inc.	700	22,302
	Belo Corp. Class A	1,800	17,208
	Best Buy Co., Inc.	800	37,352
*	Big Lots, Inc.	600	18,636
#	Black & Decker Corp.	400	25,880
#	Blockbuster, Inc. Class A	1,100	3,575
*	Bluegreen Corp.	300	2,064
	Blyth, Inc.	200	3,892
	Books-A-Million, Inc.	300	2,253
	BorgWarner, Inc.	700	36,197
#	Brookfield Homes Corp.	100	1,510
	Brown Shoe Company, Inc.	300	5,067
	Brunswick Corp.	1,500	20,550
	Buckle, Inc.	300	13,749
*	Cabela’s, Inc.	200	2,770
*	Cablevision Systems New York Group Class A	600	16,266
*	California Pizza Kitchen, Inc.	200	2,782
	Callaway Golf Co.	200	2,540
* #	CarMax, Inc.	700	13,748
*	Carriage Services, Inc.	200	1,436
*	Carter’s, Inc.	900	13,410
	Cato Corp. Class A	300	4,641

1

*	Cavco Industries, Inc.	100	3,833
	CBRL Group, Inc.	100	2,945
	CBS Corp. Class A	200	4,306
	CBS Corp. Class B	3,000	64,740
*	CEC Entertainment, Inc.	100	3,614
	Centex Corp.	300	5,649
*	Champion Enterprises, Inc.	500	4,175
*	Charlotte Russe Holding, Inc.	200	3,752
*	Cheesecake Factory, Inc.	500	10,015
*	Chipotle Mexican Grill, Inc. Class B	100	8,269
	Christopher & Banks Corp.	600	6,750
	Churchill Downs, Inc.	100	4,274
	Cinemark Holdings, Inc.	400	5,788
	CKE Restaurants, Inc.	200	2,368
*	Coach, Inc.	300	10,890
*	Coinstar, Inc.	100	3,810
	Columbia Sportswear Co.	200	8,764
	Comcast Corp. Class A	7,600	171,000
	Comcast Corp. Special Class A Non-Voting	3,500	78,015
*	Conn’s, Inc.	200	3,454
	Cooper Tire & Rubber Co.	1,000	10,980
*	Cox Radio, Inc.	200	2,550
*	Crown Media Holdings, Inc.	400	2,008
	D.R. Horton, Inc.	900	11,439
	Darden Restaurants, Inc.	600	20,550
*	Deckers Outdoor Corp.	100	13,672
	DeVry, Inc.	400	22,820
* #	DG Fastchannel, Inc.	200	3,928
*	Dick’s Sporting Goods, Inc.	600	13,890
#	Dillards, Inc. Class A	1,200	19,536
*	DISH Network Corp.	400	14,044
	Disney (Walt) Co.	13,100	440,160
*	Dollar Tree, Inc.	500	18,450
*	Domino’s Pizza, Inc.	300	4,038
* #	DreamWorks Animation SKG, Inc.	600	18,942
*	drugstore.com, Inc.	900	1,953
	E.W. Scripps Co.	600	28,260
	Family Dollar Stores, Inc.	600	12,840
	Finish Line, Inc. Class A	400	3,172
	Foot Locker, Inc.	2,200	32,142
* #	Ford Motor Co.	9,500	64,600
*	Fossil, Inc.	200	6,342
*	Franklin Covey Co.	400	3,356
	Fred’s, Inc.	700	8,785
	FTD Group, Inc.	500	7,375
*	Fuel Systems Solutions, Inc.	200	5,576
	Furniture Brands International, Inc.	400	5,624
*	GameStop Corp. Class A	300	14,880
*	Gander Mountain Co.	500	2,100
	Gannett Co., Inc.	1,200	34,572
	Gap, Inc.	1,500	27,375
	Gentex Corp.	1,000	17,560
	Genuine Parts Co.	500	22,005
*	Goodyear Tire & Rubber Co.	2,500	63,525
#	Group 1 Automotive, Inc.	400	10,416

2

	Guess?, Inc.	300	12,249
*	Gymboree Corp.	100	4,614
	H&R Block, Inc.	500	11,670
*	Hanesbrands, Inc.	200	6,600
	Harley-Davidson, Inc.	500	20,785
	Harte-Hanks, Inc.	700	9,485
	Hasbro, Inc.	500	18,120
#	Haverty Furniture Co., Inc.	300	3,156
*	Hawk Corp.	200	3,584
*	Hayes Lemmerz International, Inc.	1,000	3,920
	Hearst-Argyle Television, Inc.	300	6,381
*	Helen of Troy, Ltd.	200	3,574
	Home Depot, Inc.	4,200	114,912
*	Hovnanian Enterprises, Inc. Class A	300	2,358
*	IAC/InterActiveCorp.	1,900	42,845
*	Iconix Brand Group, Inc.	400	5,800
	Interactive Data Corp.	700	19,278
	Interface, Inc. Class A	600	8,496
*	Interpublic Group of Companies, Inc.	2,100	20,937
*	Interstate Hotels & Resorts, Inc.	300	1,059
*	INVESTools, Inc.	200	1,604
* #	J. Crew Group, Inc.	200	7,454
	J.C. Penney Co., Inc.	1,100	44,264
*	Jack in the Box, Inc.	100	2,457
*	Jakks Pacific, Inc.	200	4,720
*	Jarden Corp.	500	9,375
*	Jo-Ann Stores, Inc.	400	9,004
	Johnson Controls, Inc.	3,200	108,992
	Jones Apparel Group, Inc.	300	5,046
* #	Jos. A. Bank Clothiers, Inc.	200	5,440
	Journal Communications, Inc. Class A	600	3,516
	KB Home	500	10,255
	Kimball International, Inc. Class B	400	4,220
*	Knology, Inc.	300	4,449
*	Kohl’s Corp.	1,300	58,240
	K-Swiss, Inc. Class A	200	3,204
* #	Lamar Advertising Co.	500	20,925
	La-Z-Boy, Inc.	500	3,175
*	Leapfrog Enterprises, Inc.	300	2,478
*	Lear Corp.	700	18,025
	Leggett & Platt, Inc.	3,000	57,300
	Lennar Corp. Class A	700	11,816
*	Liberty Media Corp. - Entertainment Class A	1,000	27,000
*	Liberty Media Holding Corp. Capital Class A	1,200	17,784
*	Liberty Media Holding Corp. Interactive Class A	2,500	42,475
	Limited Brands, Inc.	1,700	32,946
*	Lincoln Educational Services	100	1,242
*	Live Nation, Inc.	600	9,090
*	LKQ Corp.	1,100	24,376
	Lowe’s Companies, Inc.	4,400	105,600
*	Luby’s, Inc.	600	4,242
	M/I Homes, Inc.	200	3,434
	Macy’s, Inc.	4,500	106,515
	Marine Products Corp.	300	2,451
	Marriott International, Inc. Class A	400	13,164

3

* #	Marvel Entertainment, Inc.	300	10,209
	Mattel, Inc.	1,100	22,154
	Matthews International Corp. Class A	200	9,522
	McDonald’s Corp.	1,600	94,912
	McGraw-Hill Companies, Inc.	900	37,341
	MDC Holdings, Inc.	100	4,063
*	Mediacom Communications Corp.	400	2,484
	Meredith Corp.	400	13,124
*	Meritage Homes Corp.	200	3,460
	Modine Manufacturing Co.	200	3,148
*	Mohawk Industries, Inc.	200	15,016
	Monro Muffler Brake, Inc.	237	4,392
*	Morningstar, Inc.	200	14,190
	National CineMedia, Inc.	200	3,980
* #	Netflix, Inc.	300	9,108
*	New York & Co., Inc.	900	7,524
	Newell Rubbermaid, Inc.	600	12,048
	News Corp. Class A	6,100	109,495
	News Corp. Class B	2,800	52,080
	NIKE, Inc. Class B	1,300	88,881
	Nordstrom, Inc.	1,000	34,980
	OfficeMax, Inc.	300	6,504
	Omnicom Group, Inc.	1,000	49,010
*	O’Reilly Automotive, Inc.	1,105	28,896
*	Outdoor Channel Holdings, Inc.	300	2,373
*	P.F. Chang’s China Bistro, Inc.	100	2,658
*	Pacific Sunwear of California, Inc.	600	5,700
* #	Panera Bread Co.	100	5,194
*	Papa John’s International, Inc.	100	2,943
*	PC Mall, Inc.	200	2,588
	Pennichuck Corp.	100	2,320
	Penske Automotive Group, Inc.	1,300	27,157
*	PetMed Express, Inc.	300	4,185
	PETsMART, Inc.	400	9,376
*	Playboy Enterprises, Inc. Class B	300	1,797
	Polaris Industries, Inc.	100	4,772
	Polo Ralph Lauren Corp.	300	20,955
* #	Priceline.com, Inc.	100	13,453
	PRIMEDIA, Inc.	400	2,276
*	Princeton Review, Inc.	300	2,304
	Pulte Homes, Inc.	1,400	17,122
*	Quiksilver, Inc.	1,000	8,540
	RadioShack Corp.	800	11,720
	RCN Corp.	300	3,633
*	Red Robin Gourmet Burgers, Inc.	100	3,361
	Regis Corp.	300	9,102
*	Rent-A-Center, Inc.	400	8,392
	Ross Stores, Inc.	500	18,310
* #	Royal Caribbean Cruises, Ltd.	500	14,860
	Ryland Group, Inc.	400	11,120
*	Saga Communications, Inc. Class A	400	1,880
	Sauer-Danfoss, Inc.	400	12,476
*	Sears Holdings Corp.	300	25,416
	Service Corp. International	600	6,420
	Shiloh Industries, Inc.	200	1,984

4

	Sinclair Broadcast Group, Inc. Class A	400	3,588
* #	Sirius Satellite Radio, Inc.	3,800	9,576
*	Skechers U.S.A., Inc. Class A	100	2,405
	Skyline Corp.	100	2,672
	Snap-On, Inc.	600	37,152
*	Sonic Corp.	200	3,836
	Speedway Motorsports, Inc.	200	5,098
	Sport Supply Group, Inc.	200	2,082
	Stage Stores, Inc.	300	4,053
*	Stamps.com, Inc.	300	4,380
#	Standard Pacific Corp.	400	1,256
	Staples, Inc.	2,600	60,970
*	Starbucks Corp.	900	16,371
	Starwood Hotels & Resorts Worldwide, Inc.	300	14,520
*	Stoneridge, Inc.	200	3,346
#	Superior Industries International, Inc.	500	10,280
#	Target Corp.	2,000	106,720
*	Tenneco Automotive, Inc.	400	9,592
*	Texas Roadhouse, Inc.	300	3,309
*	The Children’s Place Retail Stores, Inc.	200	6,884
*	The DIRECTV Group, Inc.	2,652	74,521
*	The Dress Barn, Inc.	400	6,188
	The Marcus Corp.	200	3,446
#	The New York Times Co. Class A	1,500	26,130
	The Stanley Works	200	9,716
#	The TJX Companies, Inc.	800	25,648
#	Thor Industries, Inc.	300	8,088
	Tiffany & Co.	500	24,515
*	Timberland Co. Class A	1,300	23,933
	Time Warner, Inc.	17,200	273,136
* #	TiVo, Inc.	300	2,523
*	Toll Brothers, Inc.	400	8,428
*	Tractor Supply Co.	400	13,668
	Triarc Companies, Inc. Class B	300	2,109
*	TRW Automotive Holdings Corp.	300	7,485
*	Tuesday Morning Corp.	400	2,072
	Tupperware Corp.	200	7,660
*	Tween Brands, Inc.	100	1,986
	Tyco Electronics, Ltd.	600	24,072
*	Unifi, Inc.	600	1,794
	Unifirst Corp.	200	9,600
*	Urban Outfitters, Inc.	300	9,657
	V.F. Corp.	100	7,570
* #	Vail Resorts, Inc.	200	9,958
* #	Valassis Communications, Inc.	1,500	23,835
*	ValueVision Media, Inc. Class A	500	2,205
*	Viacom, Inc. Class A	100	3,608
*	Viacom, Inc. Class B	1,400	50,148
	Visteon Corp.	1,500	6,060
*	Warnaco Group, Inc.	100	4,819
	Warner Music Group Corp.	600	5,394
	Wendy’s International, Inc.	200	5,932
	Whirlpool Corp.	900	66,312
	Wiley (John) & Sons, Inc. Class A	300	14,175
	Williams-Sonoma, Inc.	900	22,878

5

	Winnebago Industries, Inc.	300	4,476
*	WMS Industries, Inc.	100	3,704
	Wolverine World Wide, Inc.	100	2,871
	World Wrestling Entertainment, Inc.	200	3,330
	Yum! Brands, Inc.	400	15,880
* #	Zale Corp.	300	6,534
Total Consumer Discretionary			5,103,870

Consumer Staples — (7.3%)
	Alberto-Culver Co.	300	7,929
	Altria Group, Inc.	5,300	117,978
	Andersons, Inc.	100	4,236
	Anheuser-Busch Companies, Inc.	2,600	149,396
	Avon Products, Inc.	900	35,154
*	Bare Escentuals, Inc.	620	12,437
*	BJ’s Wholesale Club, Inc.	200	7,898
	Brown-Forman Corp. Class B	400	30,072
#	Cal-Maine Foods, Inc.	100	3,120
	Casey’s General Stores, Inc.	200	4,378
*	Central European Distribution Corp.	100	7,136
*	Chattem, Inc.	100	6,221
	Chiquita Brands International, Inc.	500	12,170
	Church & Dwight Co., Inc.	500	28,465
	Clorox Co.	500	28,565
	Coca-Cola Co.	6,800	389,368
	Coca-Cola Enterprises, Inc.	3,800	76,532
	Colgate-Palmolive Co.	1,900	141,284
	ConAgra, Inc.	2,200	51,876
	Corn Products International, Inc.	200	9,402
*	Darling International, Inc.	200	3,222
*	Dean Foods Co.	700	15,225
	Del Monte Foods Co.	1,300	11,323
	Diamond Foods, Inc.	200	4,100
*	Elizabeth Arden, Inc.	200	3,002
	Estee Lauder Companies, Inc.	400	19,040
	Farmer Brothers Co.	100	2,385
	Flowers Foods, Inc.	1,200	33,756
	General Mills, Inc.	1,100	69,520
	Great Atlantic & Pacific Tea, Inc.	100	2,493
*	Green Mountain Coffee, Inc.	100	4,316
*	Hain Celestial Group, Inc.	700	20,139
	Heinz (H.J.) Co.	900	44,919
	Hormel Foods Corp.	200	7,558
	Imperial Sugar Co.	100	1,450
	Ingles Market, Inc. Class A	100	2,436
	Inter Parfums, Inc.	100	2,517
	J & J Snack Foods Corp.	100	2,905
	J.M. Smucker Co.	800	42,232
	Kellogg Co.	1,400	72,534
	Kimberly-Clark Corp.	900	57,420
	Kraft Foods, Inc.	7,200	233,856
	Lancaster Colony Corp.	100	3,277
*	Maui Land & Pineapple Co., Inc.	100	2,888
	McCormick & Co., Inc.	300	11,274
	Molson Coors Brewing Co.	500	29,000

6

	National Beverage Corp.	300	2,253
*	NBTY, Inc.	200	6,532
	Nu Skin Enterprises, Inc. Class A	200	3,428
*	Omega Protein Corp.	300	4,179
*	Pantry, Inc.	100	1,220
* #	Peet’s Coffee & Tea, Inc.	100	2,336
	PepsiCo, Inc.	3,400	232,220
*	Prestige Brands Holdings, Inc.	300	3,273
	PriceSmart, Inc.	200	4,708
	Procter & Gamble Co.	7,700	508,585
	Ralcorp Holdings, Inc.	100	6,000
	Reynolds American, Inc.	600	32,952
	Ruddick Corp.	100	3,553
	Safeway, Inc.	1,900	60,553
	Sanderson Farms, Inc.	200	9,986
	Sara Lee Corp.	1,000	13,780
* #	Smithfield Foods, Inc.	900	28,161
	Spartan Stores, Inc.	100	2,398
	SUPERVALU, Inc.	700	24,549
	Sysco Corp.	1,200	37,032
	The Hershey Co.	400	15,676
	The Kroger Co.	1,600	44,224
*	TreeHouse Foods, Inc.	200	5,226
	Walgreen Co.	1,100	39,622
	Wal-Mart Stores, Inc.	5,500	317,570
	WD-40 Co.	100	3,464
	Weis Markets, Inc.	100	3,451
#	Whole Foods Market, Inc.	500	14,500
	Wrigley (Wm.) Jr. Co.	600	46,278
Total Consumer Staples			3,304,113

Energy — (13.4%)
*	Abraxas Petroleum Corp.	700	3,115
*	Allis-Chalmers Energy, Inc.	300	5,151
	Anadarko Petroleum Corp.	2,000	149,940
	Apache Corp.	1,600	214,496
	Arch Coal, Inc.	500	32,455
*	Arena Resources, Inc.	100	5,007
	Atlas America, Inc.	200	13,726
*	ATP Oil & Gas Corp.	100	4,265
*	Atwood Oceanics, Inc.	200	20,382
	Baker Hughes, Inc.	900	79,758
*	Basic Energy Services, Inc.	700	20,139
	Berry Petroleum Corp. Class A	300	16,200
*	Bill Barret Corp.	500	26,915
	BJ Services Co.	1,400	42,280
*	Boots & Coots International Well Control, Inc.	600	1,290
*	BPZ Resources, Inc.	300	6,822
*	Brigham Exploration Co.	900	13,113
*	Bristow Group, Inc.	300	15,681
	Cabot Oil & Gas Corp.	200	12,050
*	Cal Dive International, Inc.	400	5,592
*	Cameron International Corp.	500	26,615
	CARBO Ceramics, Inc.	100	4,769
*	Carrizo Oil & Gas, Inc.	100	6,696

7

	Chesapeake Energy Corp.	1,500	82,155
	Chevron Corp.	12,400	1,229,460
	Cimarex Energy Co.	1,000	68,140
*	Clayton Williams Energy, Inc.	100	9,427
*	Complete Production Services, Inc.	400	11,464
*	Comstock Resources, Inc.	400	22,940
	ConocoPhillips	6,000	558,600
	CONSOL Energy, Inc.	400	39,024
*	Contango Oil & Gas Co.	100	8,355
*	Credo Petroleum Corp.	200	3,236
#	Crosstex Energy, Inc.	200	6,826
*	Dawson Geophysical Co.	100	6,829
*	Delta Petroleum Corp.	400	8,840
*	Denbury Resources, Inc.	900	30,564
	Devon Energy Corp.	1,800	208,692
#	Diamond Offshore Drilling, Inc.	400	54,576
*	Dresser-Rand Group, Inc.	700	28,224
*	Dril-Quip, Inc.	300	17,502
*	Edge Petroleum Corp.	500	2,630
*	Encore Acquisition Co.	400	26,716
*	Energy Partners, Ltd.	300	4,506
	ENSCO International, Inc.	600	43,098
	EOG Resources, Inc.	700	90,041
*	EXCO Resources, Inc.	1,600	39,904
*	FMC Technologies, Inc.	500	35,925
*	Forest Oil Corp.	900	60,075
	Foundation Coal Holdings, Inc.	200	13,346
*	Gasco Energy, Inc.	800	3,040
*	Geomet, Inc.	300	2,472
*	GMX Resources, Inc.	200	9,654
* #	Goodrich Petroleum Corp.	200	8,520
*	Grey Wolf, Inc.	3,300	25,839
*	Gulfmark Offshore, Inc.	100	6,713
	Halliburton Co.	3,000	145,740
*	Harvest Natural Resources, Inc.	300	3,342
*	Helix Energy Solutions Group, Inc.	1,000	38,630
	Helmerich & Payne, Inc.	400	25,060
	Holly Corp.	200	8,490
*	Hornbeck Offshore Services, Inc.	600	31,620
*	International Coal Group, Inc.	1,000	10,070
*	Key Energy Group, Inc.	600	10,356
*	Kodiak Oil & Gas Corp.	600	2,190
	Lufkin Industries, Inc.	200	15,956
	Marathon Oil Corp.	3,400	174,726
*	Mariner Energy, Inc.	400	13,080
* #	McMoran Exploration Co.	400	12,768
*	Meridian Resource Corp.	900	1,998
	Murphy Oil Corp.	500	46,325
*	NATCO Group, Inc. Class A	200	9,454
*	National-Oilwell, Inc.	800	66,656
*	Natural Gas Services Group	200	5,482
*	Newfield Exploration Co.	1,100	69,564
*	Newpark Resources, Inc.	1,700	11,985
	Noble Corp.	900	56,826
	Noble Energy, Inc.	300	29,235

8

	Occidental Petroleum Corp.	1,000	91,930
*	Oceaneering International, Inc.	300	21,408
*	Oil States International, Inc.	300	17,526
	Overseas Shipholding Group, Inc.	400	31,624
*	Pacific Ethanol, Inc.	400	1,416
*	Parallel Petroleum Corp.	100	2,101
*	Parker Drilling Co.	1,000	8,940
	Patterson-UTI Energy, Inc.	1,400	44,072
	Peabody Energy Corp.	700	51,744
	Penn Virginia Corp.	300	18,906
*	Petrohawk Energy Corp.	1,800	52,884
*	Petroleum Development Corp.	300	20,730
*	PetroQuest Energy, Inc.	500	11,075
*	PHI, Inc. Non-Voting	200	7,844
*	Pioneer Drilling Co.	900	16,029
	Pioneer Natural Resources Co.	1,200	86,148
*	Plains Exploration & Production Co.	400	28,592
*	Pride International, Inc.	1,900	83,486
* #	Quest Resource Corp.	300	3,333
*	Quicksilver Resources, Inc.	400	14,572
	Range Resources Corp.	500	32,880
	Rowan Companies, Inc.	800	35,320
	RPC, Inc.	700	10,479
	Schlumberger, Ltd.	3,300	333,729
*	SEACOR Holdings, Inc.	400	35,592
	Smith International, Inc.	400	31,568
*	Southwestern Energy Co.	1,000	44,340
	Spectra Energy Corp.	2,000	54,040
	St. Mary Land & Exploration Co.	400	20,384
*	Stone Energy Corp.	500	33,790
*	Superior Energy Services, Inc.	500	26,845
*	Superior Well Services, Inc.	400	9,896
*	Swift Energy Corp.	300	17,292
*	T-3 Energy Services, Inc.	100	6,472
*	TETRA Technologies, Inc.	1,100	23,672
	The Williams Companies, Inc.	1,700	64,668
	Tidewater, Inc.	800	54,664
*	Toreador Resources Corp.	300	2,766
*	TXCO Resources, Inc.	400	4,428
*	Union Drilling, Inc.	300	5,634
*	Unit Corp.	700	53,683
* #	Uranium Resources, Inc.	500	2,225
*	VAALCO Energy, Inc.	1,100	8,096
*	Venoco, Inc.	400	7,992
	W&T Offshore, Inc.	500	27,880
*	Warren Resources, Inc.	300	4,056
*	Weatherford International, Ltd.	1,200	54,756
*	W-H Energy Services, Inc.	200	17,106
*	Whiting Petroleum Corp.	700	65,471
	XTO Energy, Inc.	1,200	76,344
Total Energy			6,063,771

Financials — (16.3%)
	21st Century Holding Co.	200	2,054
	Advance America Cash Advance Centers, Inc.	300	2,082

9

* #	Affiliated Managers Group, Inc.	200	20,500
	AFLAC, Inc.	600	40,278
*	Allegheny Corp.	102	38,301
	Allstate Corp.	2,700	137,538
*	Alphatec Holdings, Inc.	500	2,480
	Amcore Financial, Inc.	100	980
	American Bancorp of New Jersey, Inc.	200	2,264
	American Equity Investment Life Holding Co.	1,100	11,627
	American Financial Group, Inc.	1,600	47,712
	American International Group, Inc.	7,075	254,700
*	AmeriCredit Corp.	400	5,436
	Ameriprise Financial, Inc.	700	33,082
*	Amerisafe, Inc.	200	3,178
*	AmTrust Financial Services, Inc.	300	4,488
	AON Corp.	800	37,752
	Asset Acceptance Capital Corp.	500	7,045
	Associated Banc-Corp.	800	21,848
	Assurant, Inc.	1,200	81,636
	Astoria Financial Corp.	600	14,316
	Atlantic Coast Federal Corp.	300	2,613
	BancFirst Corp.	100	4,343
	BancorpSouth, Inc.	100	2,367
#	BancTrust Financial Group, Inc.	200	2,012
	Bank Mutual Corp.	200	2,218
	Bank of America Corp.	21,800	741,418
*	Bank of Florida Corp.	200	2,000
	Bank of Granite Corp.	300	3,051
	Bank of Hawaii Corp.	100	5,410
	Bank of New York Mellon Corp.	4,300	191,479
	Bank of the Ozarks, Inc.	100	2,437
	BankAtlantic Bancorp, Inc. Class A	700	1,232
*	BGC Partners, Inc. Class A	200	1,784
	Blackrock, Inc.	300	67,497
	Brookline Bancorp, Inc.	200	2,010
	Cadence Financial Corp.	200	2,782
	Capital One Financial Corp.	1,600	76,992
	Capitol Federal Financial	200	8,200
	Cardinal Financial Corp.	300	2,577
	Cash America International, Inc.	400	14,304
#	Cathay General Bancorp	300	4,614
*	CB Richard Ellis Group, Inc.	1,000	22,460
	Center Bancorp, Inc.	300	2,901
	Chemical Financial Corp.	100	2,440
	Chubb Corp.	1,100	59,136
	Cincinnati Financial Corp.	1,200	42,024
	Citigroup, Inc.	5,900	129,151
	Citizens Republic Bancorp, Inc.	600	3,324
*	Citizens, Inc.	700	4,634
	City Holding Co.	100	4,302
	City National Corp.	300	14,520
*	CNA Surety Corp.	200	2,926
#	Cohen & Steers, Inc.	400	12,072
	Columbia Banking System, Inc.	100	2,673
#	Comerica, Inc.	700	26,026
	Community Bank System, Inc.	100	2,413

10

	Community Trust Bancorp, Inc.	100	3,064
	Compass Diversified Holdings	200	2,740
*	Conseco, Inc.	2,600	30,342
*	Core-Mark Holding Co., Inc.	200	5,808
#	Corus Bankshares, Inc.	200	1,150
	CVB Financial Corp.	200	2,120
	Delphi Financial Group, Inc. Class A	700	20,223
	Dime Community Bancshares	200	3,636
	Discover Financial Services	3,100	53,165
*	Dollar Financial Corp.	200	3,986
	Donegal Group, Inc. Class A	100	1,791
	Eastern Insurance Holdings, Inc.	200	3,270
*	eHealth, Inc.	200	4,986
	Employers Holdings, Inc.	300	5,727
*	Encore Capital Group, Inc.	400	4,228
	Enterprise Financial Services Corp.	100	2,005
	Erie Indemnity Co.	300	15,357
*	ESSA Bancorp, Inc.	200	2,500
*	Exlservice Holdings, Inc.	100	1,994
	F.N.B. Corp.	200	2,998
*	FCStone Group, Inc.	200	7,826
	Federated Investors, Inc.	300	11,058
	Fidelity National Financial, Inc.	3,000	51,300
	Financial Federal Corp.	400	9,716
*	First Acceptance Corp.	700	2,289
	First American Corp.	1,300	43,641
	First Busey Corp.	200	3,644
	First Commonwealth Financial Corp.	200	2,244
	First Community Bancshares, Inc.	100	3,399
	First Financial Bancorp	200	2,278
	First Financial Bankshares, Inc.	100	4,580
	First Financial Corp.	100	3,275
	First Financial Holdings, Inc.	100	2,508
*	First Mercury Financial Corp.	200	3,532
	First Midwest Bancorp, Inc.	200	5,220
	First Niagara Financial Group, Inc.	200	2,834
	FirstMerit Corp.	200	4,042
	Flushing Financial Corp.	200	3,924
	FNB United Corp.	100	1,006
	Franklin Resources, Inc.	500	50,610
#	Frontier Financial Corp.	200	2,940
	Gallagher (Arthur J.) & Co.	700	17,871
	GAMCO Investors, Inc.	100	5,309
	Gateway Financial Holdings, Inc.	300	2,979
	Genworth Financial, Inc.	3,200	70,720
	German American Bancorp, Inc.	200	2,496
	GFI Group, Inc.	400	4,736
	Glacier Bancorp, Inc.	200	4,148
#	Greenhill & Co., Inc.	100	6,025
*	Hallmark Financial Services, Inc.	200	2,540
#	Hancock Holding Co.	100	4,449
	Hanover Insurance Group, Inc.	700	32,270
	Harleysville Group, Inc.	300	11,703
	Harleysville National Corp.	200	2,712
*	Harris & Harris Group, Inc.	300	2,391

11

	Hartford Financial Services Group, Inc.	1,700	120,819
	HCC Insurance Holdings, Inc.	1,600	38,096
	Heritage Financial Group	200	2,484
	Hilb Rogal Hamilton Co.	600	18,576
	Home Bancshares, Inc.	100	2,300
	Home Federal Bancorp, Inc.	400	4,680
	IBERIABANK Corp.	100	5,274
	Independence Holding Co.	300	4,107
	Independent Bank Corp. (MA)	100	2,930
*	IntercontinentalExchange, Inc.	200	27,640
	International Bancshares Corp.	200	5,068
*	Investment Technology Group, Inc.	300	12,630
*	Investors Bancorp, Inc.	400	5,716
	Janus Capital Group, Inc.	1,200	34,800
	JPMorgan Chase & Co.	16,000	688,000
	Kearny Financial Corp.	300	3,492
*	Knight Capital Group, Inc.	800	14,248
*	Ladenburg Thalmann Financial Services, Inc.	400	784
	Lakeland Financial Corp.	100	2,393
	Legacy Bancorp, Inc.	200	2,700
	Legg Mason, Inc.	1,000	53,810
#	Lehman Brothers Holdings, Inc.	1,600	58,896
	Leucadia National Corp.	800	43,440
	Lincoln National Corp.	800	44,128
	Loews Corp.	1,600	79,312
*	Loopnet, Inc.	100	1,313
*	Markel Corp.	100	40,465
	Marsh & McLennan Companies, Inc.	1,000	27,230
#	Mastercard, Inc.	100	30,865
	MB Financial, Inc.	100	2,847
	MBT Financial Corp.	300	2,538
	Meadowbrook Insurance Group, Inc.	500	3,435
#	Mercury General Corp.	800	40,688
	Merrill Lynch & Co., Inc.	4,594	201,768
	MetLife, Inc.	1,700	102,051
	Midwest Banc Holdings, Inc.	200	1,756
	Moody’s Corp.	500	18,540
	Morgan Stanley	2,262	100,048
*	Move, Inc.	500	1,505
	Nara Bancorp, Inc.	200	2,544
*	Nasdaq Stock Market, Inc.	500	17,515
	National Interstate Corp.	300	6,888
	National Penn Bancshares, Inc.	500	8,560
*	Navigators Group, Inc.	200	10,098
	NBT Bancorp, Inc.	100	2,452
	Nelnet, Inc. Class A	200	2,638
	New York Community Bancorp, Inc.	2,400	49,248
	NewAlliance Bancshares, Inc.	300	4,020
	NewBridge Bancorp	300	2,775
	Northeast Community Bancorp, Inc.	300	3,480
	Northern Trust Corp.	700	53,200
	Northwest Bancorp, Inc.	100	2,453
	NYMAGIC, Inc.	200	4,542
	NYSE Euronext	800	51,136
	OceanFirst Financial Corp.	200	4,106

12

	Odyssey Re Holdings Corp.	1,000	37,540
	Old National Bancorp	200	3,496
	Old Republic International Corp.	3,200	48,160
	Old Second Bancorp, Inc.	100	1,899
	optionsXpress Holding, Inc.	200	4,568
*	Oritani Financial Corp.	300	4,680
#	Pacific Capital Bancorp	200	3,988
	Park National Corp.	100	7,090
*	Penn Treaty American Corp.	100	500
	People’s United Financial, Inc.	1,403	23,192
*	Philadelphia Consolidated Holding Corp.	400	14,900
*	Pico Holdings, Inc.	200	8,292
*	Pinnacle Financial Partners, Inc.	100	2,689
	PNC Financial Services Group, Inc.	400	25,700
	Principal Financial Group, Inc.	800	43,104
#	PrivateBancorp, Inc.	200	7,576
*	ProAssurance Corp.	500	25,615
	Progressive Corp.	7,700	154,462
	Prosperity Bancshares, Inc.	200	6,388
	Protective Life Corp.	1,000	41,980
	Provident Financial Services, Inc.	200	3,146
	Provident New York Bancorp	200	2,602
	Prudential Financial, Inc.	400	29,880
	QC Holdings, Inc.	300	2,490
	Raymond James Financial, Inc.	1,700	50,575
	Reinsurance Group of America, Inc.	900	46,278
	Renasant Corp.	100	2,322
	Resource America, Inc.	300	3,012
*	Rewards Network, Inc.	100	500
	Riverview Bancorp, Inc.	100	892
	RLI Corp.	400	20,456
	Rockville Financial, Inc.	200	2,768
*	Roma Financial Corp.	200	2,964
	Rome Bancorp, Inc.	200	2,340
	S&T Bancorp, Inc.	100	3,251
	S.Y. Bancorp, Inc.	100	2,523
	SAFECO Corp.	1,000	67,000
	Safety Insurance Group, Inc.	300	11,598
	Sanders Morris Harris Group, Inc.	400	2,920
	Sandy Spring Bancorp, Inc.	100	2,648
	Schwab (Charles) Corp.	2,500	55,450
*	Seabright Insurance Holdings	400	6,128
	SEI Investments Co.	600	14,472
	Selective Insurance Group, Inc.	900	19,692
*	Signature Bank	100	2,854
	Simmons First National Corp. Class A	100	3,043
#	Smithtown Bancorp, Inc.	100	2,061
	Southern Community Financial Corp.	300	2,148
	Southside Bancshares, Inc.	105	2,298
	StanCorp Financial Group, Inc.	700	38,493
	State Auto Financial Corp.	700	19,285
	State Bancorp, Inc.	200	2,790
	State Street Corp.	1,400	100,828
	Sterling Bancorp	200	2,934
	Sterling Bancshares, Inc.	200	2,044

13

	Stewart Information Services Corp.	300	7,095
*	Stifel Financial Corp.	200	11,418
	Student Loan Corp.	200	24,000
	Suffolk Bancorp	100	3,366
	Susquehanna Bancshares, Inc.	200	3,850
* #	SVB Financial Group	100	5,125
	SWS Group, Inc.	200	3,696
#	Synovus Financial Corp.	1,000	11,490
	T. Rowe Price Group, Inc.	500	28,960
*	TD Ameritrade Holding Corp.	1,800	32,598
*	Tejon Ranch Co.	200	7,982
*	Texas Capital Bancshares, Inc.	200	3,624
	TFS Financial Corp.	900	11,187
	The Goldman Sachs Group, Inc.	1,300	229,333
	The St. Joe Corp.	100	3,838
	The Travelers Companies, Inc.	2,700	134,487
	Thomas Properties Group, Inc.	200	2,072
	Torchmark Corp.	700	44,387
	Tower Group, Inc.	200	5,214
*	Tradestation Group, Inc.	500	5,265
	Transatlantic Holdings, Inc.	700	45,255
	TrustCo Bank Corp. (NY)	400	3,504
	Trustmark Corp.	400	7,984
	U.S. Bancorp	1,500	49,785
	UMB Financial Corp.	300	15,651
#	Umpqua Holdings Corp.	300	4,182
	UnionBanCal Corp.	200	10,012
	United Bankshares, Inc.	200	5,678
#	United Community Banks, Inc.	200	2,092
	United Financial Bancorp, Inc.	400	4,892
	United Fire & Casualty Co.	200	7,218
	Unitrin, Inc.	900	31,230
	Univest Corporation of Pennsylvania	100	2,456
	Unum Group	2,600	62,608
#	Valley National Bancorp	315	5,547
	W. R. Berkley Corp.	1,900	51,471
	Waddell & Reed Financial, Inc.	300	10,608
	Washington Federal, Inc.	500	11,195
	Washington Trust Bancorp, Inc.	100	2,367
*	Wauwatosa Holdings, Inc.	200	2,614
	Webster Financial Corp.	200	5,194
	Wells Fargo & Co.	17,600	485,232
	Wesbanco, Inc.	100	2,200
	West Bancorporation	300	3,600
#	Westamerica Bancorporation	100	5,550
	Whitney Holding Corp.	400	9,088
#	Wilmington Trust Corp.	400	13,176
	Wintrust Financial Corp.	100	3,118
*	World Acceptance Corp.	200	8,844
	Yadkin Valley Financial Corp.	200	3,038
	Zenith National Insurance Corp.	300	12,105
Total Financials			7,348,956

Health Care — (9.7%)
*	Abaxis, Inc.	100	2,939

14

	Abbott Laboratories	4,200	236,670
*	Abiomed, Inc.	200	2,956
*	Accelrys, Inc.	251	1,637
*	Acorda Therapeutics, Inc.	200	4,312
*	Adolor Corp.	600	3,402
* #	Advanced Medical Optics, Inc.	600	14,532
	Aetna, Inc.	2,100	99,036
* #	Affymetrix, Inc.	500	6,030
*	Air Methods Corp.	100	3,854
*	Alexion Pharmaceuticals, Inc.	100	7,135
*	Alexza Pharmaceuticals, Inc.	400	2,048
*	Alkermes, Inc.	700	8,869
	Allergan, Inc.	900	51,858
*	Alliance Imaging, Inc.	100	843
*	Allos Therapeutics, Inc.	300	1,902
* #	Alnylam Pharmaceuticals, Inc.	200	5,776
	Alpharma, Inc. Class A	400	10,076
*	Amedisys, Inc.	100	5,081
*	American Medical Systems Holdings, Inc.	200	3,022
*	AMERIGROUP Corp.	200	5,522
*	Amgen, Inc.	1,000	44,030
*	AMICAS, Inc.	600	1,650
*	AMN Healthcare Services, Inc.	200	3,482
*	Amsurg Corp.	207	5,647
	Analogic Corp.	200	13,404
*	APP Pharmaceuticals, Inc.	2,200	29,172
	Applera Corp. - Applied Biosystems Group	600	20,856
*	Applera Corp. - Celera Group	700	9,016
*	Apria Healthcare Group, Inc.	500	8,425
*	Assisted Living Concepts, Inc.	400	2,680
*	AtriCure, Inc.	100	981
*	ATS Medical, Inc.	1,000	2,200
*	Auxilium Pharmaceuticals, Inc.	200	6,368
*	AVANT Immunotherapeutics, Inc.	200	2,802
	Bard (C.R.), Inc.	300	27,360
*	Barr Laboratories, Inc.	200	8,760
	Baxter International, Inc.	1,700	103,870
	Beckman Coulter, Inc.	200	13,878
	Becton Dickinson & Co.	600	50,670
*	Bentley Pharmaceuticals, Inc.	300	4,698
*	BioMimetic Therapeutics, Inc.	200	2,390
*	Bio-Reference Laboratories, Inc.	100	2,484
*	BioScrip, Inc.	600	2,574
*	Boston Scientific Corp.	5,300	70,437
	Bristol-Myers Squibb Co.	5,400	123,066
	Brookdale Senior Living, Inc.	500	13,190
*	Bruker BioSciences Corp.	700	8,148
*	Caliper Life Sciences, Inc.	800	2,864
*	Capital Senior Living Corp.	300	2,412
*	Caraco Pharmaceutical Laboratories, Ltd.	200	3,444
*	Cardiac Science Corp.	500	4,720
*	Cell Genesys, Inc.	800	2,832
*	Centene Corp.	300	6,333
*	Cephalon, Inc.	100	6,771
*	Cepheid, Inc.	200	5,264

15

*	Cerner Corp.	300	13,611
*	Charles River Laboratories International, Inc.	400	25,712
	Cigna Corp.	500	20,300
*	Clinical Data, Inc.	200	3,824
*	Community Health Systems, Inc.	500	18,015
*	Conceptus, Inc.	200	3,796
*	Conmed Corp.	300	8,007
*	Continucare Corp.	1,400	3,080
*	Corvel Corp.	100	3,601
*	Covance, Inc.	200	16,396
*	Cross Country Healthcare, Inc.	400	6,188
*	Cubist Pharmaceuticals, Inc.	200	3,812
*	CV Therapeutics, Inc.	300	2,649
*	Cyberonics, Inc.	200	3,546
*	Cytokinetics, Inc.	600	2,412
*	DaVita, Inc.	300	15,564
*	Dendreon Corp.	400	2,080
	Dentsply International, Inc.	400	16,216
*	Dionex Corp.	100	7,292
*	Durect Corp.	200	930
*	Dyax Corp.	200	736
*	Eclipsys Corp.	300	6,120
*	Edwards Lifesciences Corp.	200	11,542
	Eli Lilly & Co.	1,700	81,838
*	Emeritus Corp.	500	10,615
*	Endo Pharmaceuticals Holdings, Inc.	900	22,176
*	Enzo Biochem, Inc.	600	5,898
*	eResearch Technology, Inc.	300	4,797
*	Exactech, Inc.	100	2,659
*	Five Star Quality Care, Inc.	400	2,680
*	Forest Laboratories, Inc.	700	25,137
*	Genentech, Inc.	2,500	177,175
* #	Genomic Health, Inc.	200	3,460
*	Gen-Probe, Inc.	200	11,388
*	Gentiva Health Services, Inc.	400	8,056
*	Gilead Sciences, Inc.	2,000	110,640
* #	GTx, Inc.	200	3,004
*	Haemonetics Corp.	200	11,272
*	Health Management Associates, Inc.	1,100	8,536
*	HealthExtras, Inc.	200	6,250
* #	HEALTHSOUTH Corp.	400	7,492
*	Healthspring, Inc.	800	14,864
*	HealthTronics, Inc.	400	1,512
*	Henry Schein, Inc.	200	11,144
*	Hill-Rom Holdings, Inc.	300	9,225
*	HMS Holdings Corp.	100	2,023
* #	Hologic, Inc.	700	16,821
*	Home Diagnostics, Inc.	300	2,382
*	Idenix Pharmaceuticals, Inc.	600	3,924
*	IDEXX Laboratories, Inc.	100	5,050
*	I-Flow Corp.	200	2,746
* #	Illumina, Inc.	100	7,848
*	ImClone Systems, Inc.	600	26,148
*	Immucor, Inc.	200	5,366
*	Incyte Corp.	800	7,768

16

*	Infinity Pharmaceuticals, Inc.	118	867
*	Integra LifeSciences Holdings	200	8,404
*	Intuitive Surgical, Inc.	100	29,359
	Invacare Corp.	100	1,818
*	Inventiv Health, Inc.	200	6,540
*	Invitrogen Corp.	1,000	45,960
* #	Isis Pharmaceuticals, Inc.	300	4,242
	Johnson & Johnson	9,775	652,384
*	Kendle International, Inc.	100	3,779
*	Kensey Nash Corp.	100	2,938
* #	Kinetic Concepts, Inc.	300	13,029
*	King Pharmaceuticals, Inc.	1,500	15,390
* #	K-V Pharmaceutical Co. Class A	300	7,503
*	LHC Group, Inc.	200	4,334
*	Ligand Pharmaceuticals, Inc. Class B	600	2,106
*	Lincare Holdings, Inc.	300	7,818
*	Luminex Corp.	200	4,448
*	Magellan Health Services, Inc.	200	8,050
*	Maxygen, Inc.	700	4,123
	McKesson Corp.	400	23,060
*	Medical Staffing Network Holdings, Inc.	600	2,502
	Medicis Pharmaceutical Corp. Class A	300	7,134
* #	Medivation, Inc.	200	3,034
	Medtronic, Inc.	1,000	50,670
	Merck & Co., Inc.	4,100	159,736
	Meridian Bioscience, Inc.	100	2,933
*	Merit Medical Systems, Inc.	200	3,184
*	Metropolitan Health Networks, Inc.	900	1,935
*	MiddleBrook Pharmaceuticals, Inc.	500	2,390
*	Millipore Corp.	100	7,265
*	Molina Healthcare, Inc.	200	6,032
*	MWI Veterinary Supply, Inc.	100	3,832
	Mylan, Inc.	1,000	13,350
*	Myriad Genetics, Inc.	200	9,684
*	Nabi Biopharmaceuticals	800	3,312
	National Healthcare Corp.	100	5,225
*	Natus Medical, Inc.	200	4,312
*	Nektar Therapeutics	300	1,338
*	Neogen Corp.	100	2,634
*	Novavax, Inc.	900	2,700
*	Noven Pharmaceuticals, Inc.	100	1,224
*	NPS Pharmaceuticals, Inc.	600	2,700
*	Nutraceutical International Corp.	200	2,646
*	NuVasive, Inc.	200	8,466
*	Odyssey Healthcare, Inc.	200	2,182
*	OraSure Technologies, Inc.	400	2,176
*	OSI Pharmaceuticals, Inc.	200	7,060
*	Osiris Therapeutics, Inc.	200	2,802
	Owens & Minor, Inc.	200	9,496
*	Pain Therapeutics, Inc.	500	4,065
*	Par Pharmaceutical Companies, Inc.	600	10,944
*	Parexel International Corp.	400	9,836
*	Pediatrix Medical Group, Inc.	300	16,149
	PerkinElmer, Inc.	800	22,624
	Perrigo Co.	500	18,305

17

	Pfizer, Inc.	29,200	565,312
	Pharmaceutical Products Development Service, Inc.	400	17,684
*	Pharmanet Development Group, Inc.	200	3,376
*	Phase Forward, Inc.	300	5,202
* #	Pozen, Inc.	200	2,748
*	Providence Service Corp.	100	2,645
*	PSS World Medical, Inc.	500	9,110
*	Psychiatric Solutions, Inc.	200	7,294
	Quest Diagnostics, Inc.	400	20,164
*	Questcor Pharmaceuticals, Inc.	500	2,545
*	Quidel Corp.	200	3,414
*	Regeneration Technologies, Inc.	200	1,990
*	Regeneron Pharmaceuticals, Inc.	500	9,950
*	RehabCare Group, Inc.	200	3,394
*	Repligen Corp.	200	1,154
*	Res-Care, Inc.	210	4,005
*	ResMed, Inc.	300	11,817
*	Rigel Pharmaceuticals, Inc.	200	4,668
* #	Sangamo BioSciences, Inc.	200	2,216
*	Savient Pharmaceuticals, Inc.	200	5,328
#	Sciele Pharma, Inc.	200	4,382
*	Seattle Genetics, Inc.	300	2,805
*	Sepracor, Inc.	400	8,644
*	Sequenom, Inc.	300	2,307
*	Sirona Dental Systems, Inc.	400	11,864
*	Somanetics Corp.	100	1,768
*	SonoSite, Inc.	100	3,072
*	St. Jude Medical, Inc.	300	12,225
	Steris Corp.	600	18,150
*	Sun Healthcare Group, Inc.	200	2,872
*	SuperGen, Inc.	700	1,757
*	SurModics, Inc.	100	4,484
*	Symmetry Medical, Inc.	400	5,924
*	Targacept, Inc.	72	570
*	Techne Corp.	300	23,550
*	Tenet Healthcare Corp.	2,100	12,390
*	Tercica, Inc.	333	1,419
*	The Medicines Co.	300	5,490
*	Thermo Fisher Scientific, Inc.	500	29,510
*	Third Wave Technologies, Inc.	300	3,183
*	Thoratec Corp.	500	8,265
	Trimeris, Inc.	400	2,376
* #	United Therapeutics Corp.	100	9,551
	Universal Health Services, Inc.	500	32,500
*	Varian, Inc.	200	11,098
*	VCA Antech, Inc.	400	12,548
*	Vertex Pharmaceuticals, Inc.	400	11,452
*	Vical, Inc.	600	1,914
*	ViroPharma, Inc.	700	6,713
*	Vital Images, Inc.	200	3,090
	Vital Signs, Inc.	100	5,679
*	Vivus, Inc.	400	2,736
*	Vnus Medical Technologies	200	3,510
*	Volcano Corp.	100	1,394
*	Waters Corp.	100	6,152

18

*	Watson Pharmaceuticals, Inc.	600	17,136
	West Pharmaceutical Services, Inc.	200	9,486
*	Wright Medical Group, Inc.	200	5,938
	Wyeth	3,700	164,539
*	Xenoport, Inc.	100	4,328
*	Zimmer Holdings, Inc.	600	43,680
*	Zoll Medical Corp.	200	7,250
*	Zymogenetics, Inc.	210	1,894
Total Health Care			4,383,341

Industrials — (12.1%)
	3M Co.	1,900	147,364
	ABM Industries, Inc.	200	4,366
*	Acco Brands Corp.	200	3,068
	Actuant Corp.	100	3,651
*	Aerovironment, Inc.	200	5,316
*	AGCO Corp.	300	18,129
	Alamo Group, Inc.	100	2,315
*	Allegiant Travel Co.	200	4,180
*	Alliant Techsystems, Inc.	300	32,568
*	Altra Holdings, Inc.	200	3,484
*	Amerco, Inc.	100	5,951
	American Railcar Industries, Inc.	200	4,186
	American Science & Engineering, Inc.	100	5,122
* #	American Superconductor Corp.	100	3,528
	American Woodmark Corp.	200	4,506
	Ameron International Corp.	100	11,467
	Ametek, Inc.	300	15,390
	Ampco-Pittsburgh Corp.	100	4,666
	Angelica Corp.	200	4,342
	Apogee Enterprises, Inc.	200	4,748
	Applied Signal Technologies, Inc.	200	3,094
*	Argon ST, Inc.	300	7,242
*	Atlas Air Worldwide Holding, Inc.	100	6,190
	Avery Dennison Corp.	400	20,632
*	Axsys Technologies, Inc.	100	5,916
*	AZZ, Inc.	100	3,138
	B.F. Goodrich Co.	500	32,405
	Badger Meter, Inc.	100	4,915
	Baldor Electric Co.	500	17,600
	Barnes Group, Inc.	500	15,970
*	BE Aerospace, Inc.	400	13,980
* #	Beacon Roofing Supply, Inc.	600	7,326
#	Belden, Inc.	300	12,567
	Boeing Co.	1,100	91,047
#	Briggs & Stratton Corp.	200	2,950
	Bucyrus International, Inc.	200	14,156
#	C&D Technologies, Inc.	400	2,472
*	Cano Petroleum, Inc.	700	5,600
*	Capstone Turbine Corp.	1,400	5,264
	Carlisle Companies, Inc.	300	10,029
	Cascade Corp.	100	5,036
*	Casella Waste Systems, Inc. Class A	400	4,464
	Caterpillar, Inc.	1,300	107,432
*	CBIZ, Inc.	300	2,556

19

	CDI Corp.	100	2,850
*	Chart Industries, Inc.	200	8,378
	CIRCOR International, Inc.	100	5,341
	Clarcor, Inc.	500	21,710
*	Columbus McKinnon Corp.	100	2,851
	Comfort Systems USA, Inc.	400	5,316
*	Commercial Vehicle Group, Inc.	300	4,182
*	Consolidated Graphics, Inc.	100	5,493
*	Continental Airlines, Inc.	200	2,882
	Cooper Industries, Ltd.	400	18,652
*	Copart, Inc.	200	9,000
*	Corrections Corp. of America	300	7,734
*	Covanta Holding Corp.	500	13,985
	Crane Co.	300	13,695
	Cummins, Inc.	700	49,294
	Curtiss-Wright Corp.	200	10,302
	Danaher Corp.	500	39,090
	Deere & Co.	1,300	105,742
	Donaldson Co., Inc.	400	20,592
	Dover Corp.	2,000	108,160
	DRS Technologies, Inc.	100	7,878
*	Ducommun, Inc.	200	6,334
*	DXP Enterprises, Inc.	100	4,114
*	DynCorp International, Inc. Class A	300	5,127
	Eagle Bulk Shipping, Inc.	600	20,004
	Eaton Corp.	1,500	145,020
	Electro Rent Corp.	300	4,236
	Emerson Electric Co.	1,300	75,634
*	Energy Conversion Devices, Inc.	800	50,784
*	EnerSys	400	12,484
	Ennis, Inc.	200	3,778
	Equifax, Inc.	300	11,448
*	ESCO Technologies, Inc.	200	10,302
*	Esterline Technologies Corp.	400	24,772
* #	Evergreen Solar, Inc.	1,500	15,600
*	Exide Technologies	200	3,298
*	Exponent, Inc.	100	3,262
#	Fastenal Co.	400	19,776
	Federal Signal Corp.	300	4,044
	FedEx Corp.	600	55,026
*	First Solar, Inc.	200	53,508
*	Flanders Corp.	300	2,148
*	Flow International Corp.	100	1,016
	Flowserve Corp.	100	13,852
	Fluor Corp.	200	37,310
	Forward Air Corp.	100	3,705
*	Foster Wheeler, Ltd.	500	38,085
	Franklin Electric Co., Inc.	300	12,150
	Freightcar America, Inc.	100	4,360
*	FTI Consulting, Inc.	100	6,006
*	FuelCell Energy, Inc.	300	3,039
*	Furmanite Corp.	100	907
*	Gardner Denver Machinery, Inc.	400	21,224
	GATX Corp.	300	14,793
	Genco Shipping & Trading, Ltd.	200	14,048

20

	Gencorp, Inc.	100	832
* #	General Cable Corp.	300	21,240
	General Dynamics Corp.	900	82,935
	General Electric Co.	28,600	878,592
*	Genesee & Wyoming, Inc.	100	4,082
*	GeoEye, Inc.	100	1,705
	Gorman-Rupp Co.	100	4,390
*	GP Strategies Corp.	300	2,988
	Graco, Inc.	200	8,080
*	Graftech International, Ltd.	600	15,840
	Greenbrier Companies, Inc.	200	5,250
	Harsco Corp.	200	12,664
*	Hawaiian Holdings, Inc.	500	3,660
	Healthcare Services Group, Inc.	200	3,528
	Heartland Express, Inc.	500	7,700
#	Heico Corp.	100	5,073
	Heico Corp. Class A	100	3,962
	Heidrick & Struggles International, Inc.	100	2,865
	Herman Miller, Inc.	300	7,440
*	Hexcel Corp.	400	10,584
*	Hill International, Inc.	100	1,615
	HNI Corp.	200	5,016
	Honeywell International, Inc.	1,200	71,544
	Houston Wire & Cable Co.	200	4,316
* #	HQ Sustainable Maritime Industries, Inc.	200	3,070
*	Hub Group, Inc. Class A	100	3,608
	Hubbell, Inc. Class B	300	14,031
	IDEX Corp.	800	31,072
*	IHS, Inc.	100	5,956
*	II-VI, Inc.	200	7,822
	Illinois Tool Works, Inc.	1,200	64,440
*	Innerworkings, Inc.	200	2,566
*	Insituform Technologies, Inc. Class A	300	5,532
*	InterDigital, Inc.	200	4,998
*	Interline Brands, Inc.	200	3,572
*	Intersections, Inc.	200	1,876
	ITT Industries, Inc.	1,300	85,800
	J.B. Hunt Transport Services, Inc.	100	3,484
*	Jacobs Engineering Group, Inc.	300	28,434
	Joy Global, Inc.	300	25,269
	Kaydon Corp.	200	12,222
	KBR, Inc.	700	24,297
*	Kenexa Corp.	200	4,028
	Kennametal, Inc.	800	30,920
#	Knight Transportation, Inc.	500	9,130
	Knoll, Inc.	200	2,966
*	Korn/Ferry International	300	5,040
	L-3 Communications Holdings, Inc.	400	42,956
*	LaBarge, Inc.	200	2,640
*	Ladish Co., Inc.	100	3,251
*	Layne Christensen Co.	100	5,113
*	Learning Tree International, Inc.	200	3,540
	Lennox International, Inc.	300	9,666
	Lincoln Electric Holdings, Inc.	300	24,744
	Lockheed Martin Corp.	900	98,496

21

*	Lydall, Inc.	200	3,068
*	M&F Worldwide Corp.	200	7,158
	Manpower, Inc.	400	25,200
*	Marten Transport, Ltd.	200	3,584
	Masco Corp.	4,100	76,014
	McGrath Rentcorp.	100	2,763
	Met-Pro Corp.	200	2,696
*	Mettler Toledo International, Inc.	100	10,370
* #	Middleby Corp.	100	5,709
	Mine Safety Appliances Co.	100	4,124
*	Monster Worldwide, Inc.	300	7,407
*	Moog, Inc. Class A	200	9,068
	MSC Industrial Direct Co., Inc. Class A	200	10,900
	Mueller Industries, Inc.	300	10,737
	NACCO Industries, Inc. Class A	100	8,686
*	Navigant Consulting, Inc.	200	4,030
	Nordson Corp.	400	28,740
	Northrop Grumman Corp.	1,000	75,460
*	Old Dominion Freight Line, Inc.	300	9,054
*	Orbital Sciences Corp.	300	7,788
	Oshkosh Truck Corp. Class B	700	28,287
*	Owens Corning, Inc.	600	15,498
	Paccar, Inc.	600	32,034
	Pacer International, Inc.	200	4,492
	Pall Corp.	200	8,162
	Parker Hannifin Corp.	1,700	143,939
	Pentair, Inc.	800	29,944
*	PHH Corp.	200	3,766
*	Pike Electric Corp.	200	3,118
	Pitney Bowes, Inc.	700	25,417
*	Plug Power, Inc.	1,400	4,396
	Portec Rail Products, Inc.	200	2,430
*	Powell Industries, Inc.	100	5,347
	Precision Castparts Corp.	200	24,160
*	Quanta Services, Inc.	800	25,632
	R. R. Donnelley & Sons Co.	2,200	72,226
	Raven Industries, Inc.	100	3,775
	Raytheon Co.	1,100	70,246
*	RBC Bearings, Inc.	100	3,768
	Regal-Beloit Corp.	200	9,300
	Robbins & Myers, Inc.	200	8,098
	Robert Half International, Inc.	400	9,832
	Rockwell Automation, Inc.	600	35,130
	Rockwell Collins, Inc.	500	30,685
	Rollins, Inc.	100	1,591
	Roper Industries, Inc.	200	13,008
*	Rush Enterprises, Inc. Class A	200	3,236
	Ryder System, Inc.	600	44,058
*	Shaw Group, Inc.	300	18,300
#	Simpson Manufacturing Co., Inc.	200	5,276
	Skywest, Inc.	200	3,092
*	SL Industries, Inc.	100	1,470
	Southwest Airlines Co.	3,400	44,404
	SPX Corp.	100	13,288
	Standex International Corp.	100	2,065

22

	Steelcase, Inc. Class A	1,800	22,680
*	Stericycle, Inc.	300	17,490
	Sun Hydraulics, Inc.	100	4,011
*	Superior Essex, Inc.	100	4,350
	TAL International Group, Inc.	200	5,374
* #	Taser International, Inc.	200	1,406
*	Teledyne Technologies, Inc.	300	16,704
	Teleflex, Inc.	300	17,733
*	TeleTech Holdings, Inc.	200	5,168
	Tennant Co.	200	7,034
*	Terex Corp.	100	7,135
*	Tetra Tech, Inc.	200	5,288
	Textron, Inc.	200	12,510
	The Brink’s Co.	100	7,248
	The Dun & Bradstreet Corp.	100	9,138
*	The Geo Group, Inc.	200	4,598
	The Manitowoc Co., Inc.	300	11,670
*	Thomas & Betts Corp.	200	8,494
	Timken Co.	1,300	47,619
#	Toro Co.	200	7,816
*	TransDigm Group, Inc.	200	8,720
*	Trex Co., Inc.	100	1,120
	Triumph Group, Inc.	200	12,438
*	Ultralife Batteries, Inc.	200	2,526
	Union Pacific Corp.	800	65,848
	United Parcel Service, Inc.	1,600	113,632
*	United Stationers, Inc.	200	8,468
	United Technologies Corp.	3,400	241,536
	Universal Forest Products, Inc.	300	10,179
*	Universal Truckload Services, Inc.	100	2,436
*	USG Corp.	700	23,835
#	Valmont Industries, Inc.	200	22,968
	Viad Corp.	100	3,298
*	Volt Information Sciences, Inc.	200	2,992
	W.W. Grainger, Inc.	200	18,252
	Wabtec Corp.	300	13,971
#	Watsco, Inc. Class A	100	4,650
	Watson Wyatt & Co. Holdings	100	5,857
	Werner Enterprises, Inc.	300	5,682
*	WESCO International, Inc.	300	13,293
	Woodward Governor Co.	300	12,081
Total Industrials			5,470,363

Information Technology — (12.3%)
*	Actel Corp.	200	3,430
*	Activision, Inc.	400	13,500
	Acxiom Corp.	500	7,335
*	Adobe Systems, Inc.	900	39,654
	Adtran, Inc.	700	17,423
*	Advanced Energy Industries, Inc.	200	3,168
*	Advent Software, Inc.	100	4,297
*	Affiliated Computer Services, Inc. Class A	400	21,680
*	Agilent Technologies, Inc.	1,400	52,346
*	Akamai Technologies, Inc.	500	19,525
	Altera Corp.	800	18,512

23

*	Amdocs, Ltd.	800	25,848
	American Software, Inc. Class A	400	2,616
*	Amkor Technology, Inc.	900	9,594
	Amphenol Corp.	400	18,652
	Analog Devices, Inc.	700	24,577
*	Anixter International, Inc.	300	19,503
*	Ansys, Inc.	200	9,460
*	Apple, Inc.	2,300	434,125
	Applied Materials, Inc.	4,800	95,088
*	Ariba, Inc.	300	4,452
*	Arrow Electronics, Inc.	900	27,594
*	Art Technology Group, Inc.	600	2,250
*	Atheros Communications	400	13,368
	Atlantic Tele-Network, Inc.	200	5,992
*	Atmel Corp.	2,000	8,940
*	Autodesk, Inc.	100	4,116
	Automatic Data Processing, Inc.	600	25,830
* #	Avid Technology, Inc.	500	10,730
*	Avnet, Inc.	1,100	32,472
	AVX Corp.	2,400	31,968
*	Aware, Inc.	500	1,810
*	AXT, Inc.	500	2,310
* #	Bankrate, Inc.	100	5,050
	Bel Fuse, Inc. Class B	100	2,619
*	Benchmark Electronics, Inc.	400	7,108
*	BigBand Networks, Inc.	300	1,590
	Black Box Corp.	200	5,740
	Blackbaud, Inc.	100	2,366
*	Blackboard, Inc.	100	3,788
*	BMC Software, Inc.	600	24,060
*	Bottomline Technologies, Inc.	200	1,990
*	Brightpoint, Inc.	1,000	9,850
	Broadridge Financial Solutions, Inc.	300	6,762
*	Brocade Communications Systems, Inc.	2,200	17,732
	CA, Inc.	1,000	26,540
*	Cabot Microelectronics Corp.	100	3,710
*	CACI International, Inc. Class A	200	10,194
*	Cascade Microtech, Inc.	300	2,355
*	CEVA, Inc.	300	2,511
*	Checkpoint Systems, Inc.	200	5,194
*	Ciena Corp.	500	15,280
*	Cirrus Logic, Inc.	300	1,968
*	Cisco Sytems, Inc.	1,200	32,064
*	Citrix Systems, Inc.	400	13,692
*	CMGI, Inc.	600	8,988
*	CNET Networks, Inc.	300	3,435
	Cognex Corp.	200	5,572
*	Cognizant Technology Solutions Corp.	300	10,584
*	CommScope, Inc.	600	32,910
*	Computer Sciences Corp.	800	39,320
*	Compuware Corp.	600	6,114
*	Comtech Telecommunications Corp.	200	9,260
*	Concur Technologies, Inc.	100	3,667
*	Convergys Corp.	800	12,904
	Corning, Inc.	4,400	120,296

24

* #	Cree, Inc.	300	7,626
*	Cybersource Corp.	200	3,882
*	Cypress Semiconductor Corp.	1,300	36,244
*	Dell, Inc.	7,100	163,726
*	Digi International, Inc.	500	4,510
*	Digimarc Corp.	310	3,444
*	Diodes, Inc.	400	11,292
*	Dolby Laboratories, Inc.	300	14,403
*	Dot Hill Systems Corp.	900	2,700
*	DSP Group, Inc.	200	1,668
* #	DST Systems, Inc.	100	6,340
*	DTS, Inc.	100	3,350
*	eBay, Inc.	2,000	60,020
*	Electronic Arts, Inc.	200	10,040
*	EMC Corp.	3,300	57,552
* #	EMCORE Corp.	400	3,144
*	EMS Technologies, Inc.	200	5,476
*	Emulex Corp.	600	8,412
*	Entegris, Inc.	1,900	14,611
*	Entrust, Inc.	200	560
*	Equinix, Inc.	100	9,549
*	Euronet Worldwide, Inc.	400	7,824
*	Excel Technology, Inc.	100	2,602
*	Extreme Networks, Inc.	1,500	4,875
#	Factset Research Systems, Inc.	100	6,471
*	FEI Co.	300	7,032
	Fidelity National Information Services, Inc.	1,400	56,392
*	Fiserv, Inc.	400	20,944
* #	Flir Systems, Inc.	300	11,826
*	Forrester Research, Inc.	100	3,021
*	Foundry Networks, Inc.	200	2,720
*	Gartner Group, Inc.	100	2,179
*	Gerber Scientific, Inc.	400	4,004
	Global Payments, Inc.	200	9,444
*	Google, Inc.	200	117,160
*	Greenfield Online, Inc.	200	2,548
*	Hackett Group, Inc.	900	4,752
*	Harmonic, Inc.	700	6,734
	Harris Corp.	700	46,046
	Heartland Payment Systems, Inc.	100	2,581
	Henry Jack & Associates, Inc.	200	4,760
	Hewlett-Packard Co.	6,800	320,008
*	Hittite Microwave Corp.	100	3,995
*	i2 Technologies, Inc.	200	2,400
*	iGATE Capital Corp.	300	2,565
*	Ikanos Communications	353	1,257
	Imation Corp.	300	7,848
	InfoSpace, Inc.	200	1,826
	infoUSA, Inc.	300	1,683
*	Ingram Micro, Inc.	1,800	32,634
*	Insight Enterprises, Inc.	200	2,680
*	Integrated Silicon Solution, Inc.	200	1,220
	Intel Corp.	12,800	296,704
*	Intermec, Inc.	600	13,560
	International Business Machines Corp.	4,700	608,321

25

*	International Rectifier Corp.	500	11,590
*	Internet Capital Group, Inc.	300	3,018
*	Intervoice, Inc.	200	1,292
*	Interwoven, Inc.	200	2,682
*	Intuit, Inc.	300	8,688
*	iPCS, Inc.	200	6,000
*	Iron Mountain, Inc.	300	9,009
*	Itron, Inc.	300	29,274
*	Ixia	500	4,045
*	JDS Uniphase Corp.	2,200	27,214
*	Juniper Networks, Inc.	1,200	33,024
	Keithley Instruments, Inc.	300	3,072
*	Kopin Corp.	700	2,121
*	KVH Industries, Inc.	300	2,640
*	L-1 Identity Solutions, Inc.	300	4,740
*	Lam Research Corp.	400	16,280
*	Lattice Semiconductor Corp.	600	2,136
*	Lawson Software, Inc.	400	3,488
*	Lexmark International, Inc.	500	18,430
#	Linear Technology Corp.	300	11,031
*	Littlefuse, Inc.	200	7,558
*	LSI Corp.	3,700	26,899
*	LTX Corp.	700	2,058
*	Manhattan Associates, Inc.	100	2,540
*	ManTech International Corp. Class A	100	5,043
	Maximus, Inc.	100	3,677
*	Maxwell Technologies, Inc.	200	2,730
*	McAfee, Inc.	400	14,500
*	MEMC Electronic Materials, Inc.	300	20,598
*	Mentor Graphics Corp.	200	2,330
	Methode Electronics, Inc.	200	2,288
	Microchip Technology, Inc.	500	18,420
*	Micron Technology, Inc.	600	4,842
*	Micros Systems, Inc.	200	6,594
*	Microsemi Corp.	200	5,480
	Microsoft Corp.	21,500	608,880
*	Microtune, Inc.	500	2,090
*	MKS Instruments, Inc.	200	4,712
*	Moldflow Corp.	200	4,400
	Molex, Inc. Class A	600	15,870
*	MSC. Software Corp.	200	2,474
	MTS Systems Corp.	100	3,784
* #	Multi-Fineline Electronix, Inc.	200	4,010
*	Nanometrics, Inc.	219	1,728
	National Instruments Corp.	603	19,151
	National Semiconductor Corp.	600	12,630
*	NetApp, Inc.	1,100	26,818
*	NETGEAR, Inc.	200	3,798
*	Netlogic Microsystems, Inc.	100	3,776
*	NetScout Systems, Inc.	400	5,084
*	Novell, Inc.	1,300	9,204
*	Nuance Communications, Inc.	700	13,804
*	Omniture, Inc.	100	2,465
* #	OmniVision Technologies, Inc.	500	8,100
*	ON Semiconductor Corp.	800	7,912

26

*	Oplink Communications, Inc.	400	4,432
*	OPNET Technologies, Inc.	400	3,780
*	Optium Corp.	294	3,234
*	Orthovita, Inc.	400	1,000
*	OSI Systems, Inc.	100	2,521
* #	Palm, Inc.	1,800	10,908
*	PAR Technology Corp.	300	2,820
*	Parametric Technology Corp.	400	7,512
* #	Parkervision, Inc.	200	2,232
	Paychex, Inc.	300	10,365
	PC-Tel, Inc.	326	3,224
	Pegasystems, Inc.	300	3,696
*	Perceptron, Inc.	200	1,734
*	Pericom Semiconductor Corp.	200	3,748
*	Perot Systems Corp.	800	13,216
*	Phoenix Technologies, Ltd.	100	1,070
*	Photon Dynamics, Inc.	200	2,004
*	Photronics, Inc.	200	1,796
	Plantronics, Inc.	300	7,287
*	Plexus Corp.	200	5,646
*	PMC-Sierra, Inc.	700	5,957
*	Polycom, Inc.	400	9,968
*	Power Integrations, Inc.	400	13,052
*	Presstek, Inc.	500	3,120
*	QLogic Corp.	1,000	15,790
#	Quality Systems, Inc.	100	3,293
*	Rackable Systems, Inc.	200	2,732
*	Radiant Systems, Inc.	200	2,712
*	RadiSys Corp.	300	3,009
*	Rambus, Inc.	300	6,198
*	RealNetworks, Inc.	600	4,380
*	Red Hat, Inc.	400	9,744
*	Rimage Corp.	100	1,768
*	Rofin-Sinar Technologies, Inc.	100	3,539
*	S1 Corp.	300	1,962
*	Saba Software, Inc.	600	2,292
*	SAIC, Inc.	500	9,965
*	Salesforce.com, Inc.	200	14,462
*	Sapient Corp.	100	660
*	ScanSource, Inc.	200	5,992
*	Seachange International, Inc.	300	2,358
*	Secure Computing Corp.	500	2,665
*	Semitool, Inc.	300	2,517
*	SI International, Inc.	100	2,450
*	Silicon Image, Inc.	600	4,218
*	Silicon Laboratories, Inc.	326	12,013
*	Silicon Storage Technology, Inc.	300	975
*	SonicWALL, Inc.	300	2,400
*	SPSS, Inc.	100	3,937
*	SRA International, Inc.	200	4,716
*	Standard Microsystems Corp.	100	3,260
	StarTek, Inc.	200	1,730
*	STEC, Inc.	900	11,475
*	Stratasys, Inc.	200	4,354
*	Sun Microsystems, Inc.	4,200	54,390

27

* #	SunPower Corp. Class A	200	16,380
*	SupportSoft, Inc.	600	2,238
*	Sybase, Inc.	300	9,606
*	Sycamore Networks, Inc.	3,400	11,526
*	Sykes Enterprises, Inc.	148	3,065
*	Symantec Corp.	4,100	89,093
*	Symmetricom, Inc.	600	2,526
*	Synopsys, Inc.	400	10,540
	Syntel, Inc.	100	3,270
*	Tech Data Corp.	600	21,954
	Technitrol, Inc.	100	1,995
*	Techwell, Inc.	200	2,644
*	Tekelec	900	15,111
*	TeleCommunication Systems, Inc.	700	3,689
*	Teradata Corp.	400	10,804
*	Teradyne, Inc.	1,700	23,358
	Texas Instruments, Inc.	2,800	90,944
*	THQ, Inc.	200	4,290
*	TIBCO Software, Inc.	600	4,632
	Total System Services, Inc.	300	7,356
*	Triquint Semiconductor, Inc.	1,200	7,992
*	Tyler Technologies, Inc.	200	3,152
*	Ultimate Software Group, Inc.	100	3,783
*	Unisys Corp.	1,500	7,590
	United Online, Inc.	300	3,669
*	Universal Display Corp.	200	3,042
*	UTStarcom, Inc.	1,600	7,680
*	ValueClick, Inc.	200	4,022
*	Varian Semiconductor Equipment Associates, Inc.	200	7,606
*	Veeco Instruments, Inc.	200	3,846
*	VeriSign, Inc.	300	12,012
*	Viasat, Inc.	100	2,154
*	Virage Logic Corp.	500	3,310
*	Vishay Intertechnology, Inc.	2,400	24,192
*	Vocus, Inc.	100	3,177
*	Websense, Inc.	200	3,518
*	Website Pros, Inc.	400	3,284
*	Western Digital Corp.	500	18,765
	Western Union Co.	1,600	37,824
*	Wind River Systems, Inc.	300	3,246
*	Wright Express Corp.	100	3,198
	Xerox Corp.	6,200	84,196
	Xilinx, Inc.	700	19,040
*	Zebra Technologies Corp. Class A	300	11,280
* #	Zix Corp.	600	1,548
*	Zygo Corp.	300	3,591
Total Information Technology			5,550,580

Materials — (6.0%)
	A.M. Castle & Co.	200	6,566
*	AEP Industries, Inc.	100	2,620
	Air Products & Chemicals, Inc.	600	61,152
	Airgas, Inc.	800	47,336
	AK Steel Holding Corp.	100	7,100
	Albemarle Corp.	400	17,788

28

	Alcoa, Inc.	4,300	174,537
	AMCOL International Corp.	100	3,086
*	Amerigon, Inc.	100	1,242
	Aptargroup, Inc.	400	17,888
	Ashland, Inc.	200	10,734
	Balchem Corp.	156	3,856
	Ball Corp.	400	21,720
	Bemis Co., Inc.	600	15,960
*	Buckeye Technologies, Inc.	500	5,320
	Cabot Corp.	400	12,816
#	Calgon Carbon Corp.	500	8,860
	Carpenter Technology Corp.	400	22,080
	Celanese Corp. Class A	200	9,740
*	Century Aluminum Co.	200	14,600
	CF Industries Holdings, Inc.	300	41,070
	Chemtura Corp.	2,400	20,952
	Cleveland-Cliffs, Inc.	200	21,340
* #	Coeur d’Alene Mines Corp.	1,300	4,069
	Commercial Metals Co.	400	14,640
	Compass Minerals International, Inc.	200	14,600
*	Crown Holdings, Inc.	400	11,540
	Cytec Industries, Inc.	700	44,212
	Deltic Timber Corp.	200	10,780
	Dow Chemical Co.	5,000	202,000
	duPont (E.I.) de Nemours & Co., Inc.	3,200	153,312
	Eagle Materials, Inc.	300	10,755
	Eastman Chemical Co.	300	22,983
	Ecolab, Inc.	1,100	49,313
	Ferro Corp.	200	3,872
	FMC Corp.	300	22,194
	Freeport-McMoRan Copper & Gold, Inc. Class B	800	92,568
#	General Maritime Corp.	300	8,469
*	General Moly, Inc.	300	2,655
	Glatfelter Co.	200	3,116
*	Graphic Packaging Holding Co.	1,600	4,752
	Greif, Inc. Class A	200	13,408
*	H&E Equipment Services, Inc.	200	2,810
	H.B. Fuller Co.	700	17,409
* #	Headwaters, Inc.	700	7,609
* #	Hecla Mining Co.	700	6,314
	Hercules, Inc.	500	10,315
	International Flavors & Fragrances, Inc.	300	12,588
	International Paper Co.	2,900	78,938
*	Ion Geophysical Corp.	700	11,473
	Kaiser Aluminum Corp.	100	6,415
	Kronos Worldwide, Inc.	100	2,219
	Louisiana-Pacific Corp.	800	9,712
	Lubrizol Corp.	800	44,880
#	Martin Marietta Materials, Inc.	100	11,669
	MeadWestavco Corp.	2,300	59,179
* #	Metalico, Inc.	300	4,770
	Monsanto Co.	600	76,440
	Nalco Holding Co.	300	7,296
	Neenah Paper, Inc.	300	6,375
#	NewMarket Corp.	100	7,827

29

	Newmont Mining Corp.	500	23,765
	NL Industries, Inc.	600	6,900
*	Northwest Pipe Co.	100	4,699
	Nucor Corp.	600	44,880
	Olin Corp.	500	11,250
	Olympic Steel, Inc.	100	6,498
*	OM Group, Inc.	300	13,044
*	Owens-Illinois, Inc.	400	22,888
	Packaging Corp. of America	600	15,624
*	Pactiv Corp.	1,000	24,630
	PPG Industries, Inc.	800	50,424
	Praxair, Inc.	700	66,542
	Quaker Chemical Corp.	200	6,394
	Reliance Steel & Aluminum Co.	800	54,376
	Rock-Tenn Co. Class A	300	10,707
*	Rockwood Holdings, Inc.	600	22,032
	Rohm & Haas Co.	1,000	53,980
*	Rosetta Resources, Inc.	900	24,237
	Royal Gold, Inc.	200	6,148
	RPM International, Inc.	800	19,624
	Schnitzer Steel Industries, Inc. Class A	100	10,014
	Schweitzer-Maudoit International, Inc.	300	6,120
	Scotts Miracle-Gro Co. Class A	300	8,460
	Sealed Air Corp.	1,600	38,976
	Sensient Technologies Corp.	400	12,580
	Sigma-Aldrich Corp.	193	11,341
	Silgan Holdings, Inc.	200	11,446
*	Smurfit-Stone Container Corp.	3,600	24,228
	Sonoco Products Co.	1,500	51,930
#	Southern Copper Corp.	500	55,115
	Steel Dynamics, Inc.	400	14,440
	Stepan Co.	100	4,089
*	Stillwater Mining Co.	600	8,610
	Terra Industries, Inc.	300	13,089
	Texas Industries, Inc.	300	21,870
*	U.S. Concrete, Inc.	500	2,625
	United States Steel Corp.	400	69,084
*	Universal Stainless & Alloy Products, Inc.	100	3,946
	Valhi, Inc.	400	12,496
	Valspar Corp.	1,800	40,608
#	Vulcan Materials Co.	600	46,158
	Weyerhaeuser Co.	1,400	87,262
	Worthington Industries, Inc.	1,100	21,934
Total Materials			2,686,902

Telecommunication Services — (2.2%)
#	Alaska Communications Systems Group, Inc.	300	3,882
*	American Tower Corp.	1,000	45,720
	Arbinet-thexchange, Inc.	500	1,900
	AT&T, Inc.	800	31,920
	CenturyTel, Inc.	1,300	46,033
*	Cincinnati Bell, Inc.	2,800	11,788
	Citizens Communications Co.	3,100	36,146
	Consolidated Communications Holdings, Inc.	300	4,500
*	Crown Castle International Corp.	900	38,241

30

	Embarq Corp.	800	37,856
	FairPoint Communications, Inc.	289	2,601
	Iowa Telecommunications Services, Inc.	400	7,688
* #	Level 3 Communications, Inc.	1,500	5,145
*	NeuStar, Inc.	200	4,678
*	Nextwave Wireless, Inc.	1,100	5,907
*	NII Holdings, Inc.	400	20,080
*	Premiere Global Services, Inc.	700	10,605
	Qwest Communications International, Inc.	7,000	33,950
	Regal Entertainment Group	1,100	19,327
*	SBA Communications Corp.	300	11,166
*	Syniverse Holdings, Inc.	700	15,092
*	Time Warner Telecom, Inc.	800	14,960
	Verizon Communications, Inc.	15,300	588,591
	Windstream Corp.	500	6,670
Total Telecommunication Services			1,004,446

Utilities — (4.7%)
*	AES Corp.	2,000	38,960
	AGL Resources, Inc.	900	32,130
	Allegheny Energy, Inc.	400	21,900
	ALLETE, Inc.	300	13,326
	Alliant Energy Corp.	500	18,770
	Ameren Corp.	800	36,360
	American Electric Power Co., Inc.	1,300	55,029
	American States Water Co.	200	6,750
	Aqua America, Inc.	1,300	22,204
	Atmos Energy Corp.	900	24,651
	Avista Corp.	700	14,861
	Black Hills Corp.	400	14,096
	California Water Service Group	200	7,288
	CenterPoint Energy, Inc.	1,600	27,104
	Central Vermont Public Service Corp.	200	4,068
	CH Energy Group, Inc.	100	3,788
	Chesapeake Utilities Corp.	100	2,777
	Cleco Corp.	800	19,984
	CMS Energy Corp.	2,100	32,739
	Consolidated Edison, Inc.	1,700	70,210
	Constellation Energy Group	300	25,869
	Dominion Resources, Inc.	700	32,410
	DPL, Inc.	400	11,368
	DTE Energy Co.	800	35,392
	Duke Energy Corp.	1,600	29,568
*	Dynegy, Inc.	900	8,478
	Edison International	1,000	53,230
*	El Paso Electric Co.	100	2,161
	Empire District Electric Co.	400	8,232
	Energen Corp.	200	14,990
#	EnergySouth, Inc.	100	5,420
	Entergy Corp.	500	60,385
	Equitable Resources, Inc.	400	28,092
	FirstEnergy Corp.	900	70,839
	FPL Group, Inc.	200	13,504
#	Great Plains Energy, Inc.	600	15,738
#	Hawaiian Electric Industries, Inc.	600	15,828

31

	IDACORP, Inc.	700	21,462
	Integrys Energy Group, Inc.	700	35,945
	ITC Holdings Corp.	300	16,371
	Laclede Group, Inc.	300	12,000
	MDU Resources Group, Inc.	700	23,121
	MGE Energy, Inc.	300	10,305
	Middlesex Water Co.	200	3,688
*	Mirant Corp.	900	36,558
	National Fuel Gas Co.	300	18,093
	New Jersey Resources Corp.	100	3,331
	Nicor, Inc.	600	24,498
	NiSource, Inc.	700	12,663
	Northeast Utilities, Inc.	1,000	26,110
	Northwest Natural Gas Co.	200	9,118
	NorthWestern Corp.	400	10,604
*	NRG Energy, Inc.	1,700	70,703
	NSTAR	1,600	53,648
	OGE Energy Corp.	1,000	33,550
	Oneok, Inc.	300	15,018
	Ormat Technologies, Inc.	500	25,055
	Pepco Holdings, Inc.	800	21,632
	PG&E Corp.	1,000	39,590
#	Piedmont Natural Gas Co.	300	8,109
	Pinnacle West Capital Corp.	1,500	50,670
	Portland General Electric Co.	1,000	23,410
	PPL Corp.	400	20,524
	Progress Energy, Inc.	1,200	51,312
	Public Service Enterprise Group, Inc.	2,200	97,372
	Questar Corp.	500	32,110
*	Reliant Energy, Inc.	1,600	40,896
	Sempra Energy	900	52,029
	Sierra Pacific Resources	1,600	21,712
	SJW Corp.	400	12,424
	South Jersey Industries, Inc.	100	3,825
	Southern Co.	2,700	97,740
	Southern Union Co.	800	21,280
	Southwest Gas Corp.	500	15,590
	Southwest Water Co.	300	3,090
#	TECO Energy, Inc.	2,500	50,925
	UGI Corp.	1,100	29,678
	Unisource Energy Corp.	300	10,173
	Westar Energy, Inc.	400	9,600
	WGL Holdings, Inc.	400	13,956
	Wisconsin Energy Corp.	600	28,824
	Xcel Energy, Inc.	800	17,048
Total Utilities			2,133,859

TOTAL COMMON STOCKS			43,050,201

32

TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	486,673	486,673

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.6%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,474,500 U.S. Treasury Bill 2.15%(y), 06/16/08, valued at $1,473,026) to be repurchased at $1,444,395	$1,444	1,444,112

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $270,000 FNMA 5.500%, 03/01/35, valued at $178,118) to be repurchased at $171,907	172	171,875

TOTAL SECURITIES LENDING COLLATERAL		1,615,987

TOTAL INVESTMENTS - (100.0%) (Cost $42,295,428)		$45,152,861

See accompanying Notes to Financial Statements.

33

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
	ABB Grain, Ltd.	1,011	$10,232
#	Alesco Corp., Ltd.	1,108	8,309
	Amcor, Ltd.	4,300	25,055
	Ansell, Ltd.	1,106	11,639
*	Aquila Resources, Ltd.	708	11,016
*	Arrow Energy NL	5,580	18,080
	Australia & New Zealand Banking Group, Ltd.	3,071	63,734
	Australian Infrastructure Fund	1,705	4,209
*	Australian Worldwide Exploration, Ltd.	5,136	21,086
	AWB, Ltd.	4,584	13,642
	AXA Asia Pacific Holdings, Ltd.	2,134	10,787
	Babcock & Brown Infrastructure Group	11,843	11,838
#	Bank of Queensland, Ltd.	1,046	15,939
	Bendigo Bank, Ltd.	1,688	22,807
	BHP Billiton, Ltd. Sponsored ADR	2,700	227,718
	BlueScope Steel, Ltd.	1,976	21,462
#	Boral, Ltd.	6,497	37,470
	Brickworks, Ltd.	1,108	11,449
	Campbell Brothers, Ltd.	439	12,742
	Coca-Cola Amatil, Ltd.	1,511	11,686
	Cochlear, Ltd.	202	10,468
	Commonwealth Bank of Australia	841	34,063
	Computershare, Ltd.	1,340	12,237
	Crane Group, Ltd.	632	8,405
	Crown, Ltd.	1,079	10,864
	CSR, Ltd.	3,949	11,027
	DUET Group	6,220	19,333
	Fairfax Media, Ltd.	2,840	9,404
*	Fortescue Metals Group, Ltd.	2,335	23,755
	Foster’s Group, Ltd.	4,815	25,319
	Goodman Fielder, Ltd.	7,146	11,966
	Gunns, Ltd.	3,962	11,453
	Harvey Norman Holdings, Ltd.	2,999	10,594
#	Healthscope, Ltd.	2,298	9,955
	Insurance Australia Group, Ltd.	3,335	12,830
	Kagara, Ltd.	2,037	9,553
	Lend Lease Corp., Ltd.	1,254	14,607
*	Lihir Gold, Ltd.	7,048	20,260
	MacArthur Coal, Ltd.	950	17,867
	Macquarie Airports	3,552	9,857
	Macquarie Group, Ltd.	396	20,688

1

	Metcash, Ltd.	3,544	13,934
	Minara Resources, Ltd.	1,630	7,391
	National Australia Bank, Ltd.	2,982	89,378
	New Hope Corp., Ltd.	4,695	23,049
	Newcrest Mining, Ltd.	510	15,531
	Nufarm, Ltd.	716	11,542
	Oil Search, Ltd.	2,400	14,114
	Onesteel, Ltd.	1,683	11,621
	Orica, Ltd.	618	17,906
	Origin Energy, Ltd.	2,500	37,317
#	Oxiana, Ltd.	3,255	9,622
*	Paladin Energy, Ltd.	2,767	15,478
*	PanAust, Ltd.	11,129	11,334
	Paperlinx, Ltd.	4,805	10,391
#	Perpetual Trustees Australia, Ltd.	226	11,137
	Primary Health Care, Ltd.	2,153	12,562
	Qantas Airways, Ltd.	6,166	20,476
# *	Queensland Gas Co., Ltd.	2,916	17,107
	Sally Malay Mining, Ltd.	2,242	10,287
#	Seven Network, Ltd.	1,067	9,187
	Tatts Group, Ltd.	5,397	13,531
	Telstra Corp., Ltd.	5,652	25,686
#	Ten Network Holdings, Ltd.	4,724	9,497
	Toll Holdings, Ltd.	2,434	17,578
	Transurban Group	1,887	10,275
	United Group, Ltd.	1,415	17,926
#	Virgin Blue Holdings, Ltd.	8,655	5,715
	Wesfarmers, Ltd.	450	16,326
	Westpac Banking Corp. Sponsored ADR	900	109,278
	Woodside Petroleum, Ltd.	540	33,621
	Woolworths, Ltd.	1,420	37,664
	WorleyParsons, Ltd.	350	12,501
	Zinifex, Ltd.	1,076	9,786

TOTAL — AUSTRALIA			1,574,153

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Andritz AG	195	13,185
	Erste Bank der Oesterreichischen Sparkassen AG	407	31,055
*	Intercell AG	265	12,291
	Mayr-Melnhof Karton AG	100	10,408
	Oesterreichische Elektrizitaetswirtschafts AG	256	21,620
	Telekom Austria AG	629	15,000
#	Uniqa Versicherungen AG	385	11,730
	Wiener Staedtische Versicherung AG	138	10,491
*	Zumtobel AG	366	11,421

TOTAL — AUSTRIA			137,201

2

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren	172	18,839
	Banque Nationale de Belgique	3	13,929
#	Bekaert SA	77	12,373
*	Belgacom SA	243	11,433
	Colruyt SA	39	9,880
	Dexia SA	1,141	26,895
	D’Ieteren NV SA	30	9,191
	Euronav SA	274	11,526
	Fortis	5,308	129,846
	InBev NV	260	20,044
	KBC Groep NV	392	48,347
	Solvay SA	168	24,062
*	Telenet Group Holding NV	466	11,901
	Tessenderlo Chemie NV	237	12,951
	Umicore	188	10,271

TOTAL — BELGIUM			371,488

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
	Addax Petroleum Corp.	300	15,550
	AGF Management, Ltd. Class B	808	18,500
	Astral Media, Inc. Class A	500	17,386
# *	Aurelian Resources, Inc.	1,100	5,203
#	Bank of Nova Scotia	800	40,056
	Barrick Gold Corp.	900	36,259
	Biovail Corp.	800	9,308
*	Birchcliff Energy, Ltd.	1,100	13,584
*	Bombardier, Inc. Class B	2,200	17,492
	CAE, Inc.	900	11,920
	Canadian Imperial Bank of Commerce	400	28,108
	Canadian National Resources, Ltd.	800	78,293
	Canadian Tire Corp. Class A	200	12,057
	CCL Industries, Inc. Class B	400	13,768
*	Celestica, Inc.	1,800	15,906
*	CGI Group, Inc.	1,300	13,987
	Cogeco Cable, Inc.	300	12,231
*	Compton Petroleum Corp.	900	10,281
*	Connacher Oil & Gas, Ltd.	3,200	14,944
#	Corus Entertainment, Inc. Class B	700	13,738
*	Crew Gold Corp.	5,700	8,490
# *	Denison Mines Corp.	1,700	14,115
	Dorel Industries, Inc. Class B	400	12,403
*	Duvernay Oil Corp.	400	22,742
*	Eastern Platinum, Ltd.	4,100	11,513
*	Eldorado Gold Corp.	1,600	12,963
	Empire Co., Ltd. Class A	300	11,926
	Enbridge, Inc.	800	35,620
	EnCana Corp.	1,100	99,095
	Ensign Energy Services, Inc.	700	15,633
*	Euro Goldfields, Ltd.	1,700	8,555
	Finning International, Inc.	400	11,329

3

# *	First Calgary Petroleums, Ltd. Class A	3,500	9,088
*	FNX Mining Co., Inc.	600	14,100
	Fortis, Inc.	700	19,233
*	Fronteer Development Group, Inc.	1,300	6,503
*	Gold Eagle Mines, Ltd.	1,300	10,441
	Goldcorp, Inc.	1,700	68,387
*	Golden Star Resources, Ltd.	2,800	8,398
*	Great Canadian Gaming Corp.	900	9,058
*	High River Gold Mines, Ltd.	3,300	5,812
*	Highpine Oil & Gas, Ltd.	900	11,830
	Home Capital Group, Inc.	300	11,775
*	HudBay Minerals, Inc.	600	10,568
	Husky Energy, Inc.	400	20,072
	IAMGOLD Corp.	1,400	8,299
	Imperial Oil, Ltd.	500	29,061
	Industrial Alliance Insurance & Financial Services, Inc.	500	18,066
	ING Canada, Inc.	300	11,703
	Inmet Mining Corp.	200	13,617
	Jean Coutu Group PJC, Inc. Class A	1,000	9,350
	Kingsway Financial Services, Inc.	800	7,729
	Laurentian Bank of Canada	300	12,835
	Manitoba Telecom Services, Inc.	300	12,953
	Maple Leaf Foods, Inc.	300	3,551
*	MDS, Inc.	800	15,032
	Nexen, Inc.	1,000	38,456
	Niko Resources, Ltd.	100	9,277
	Northbridge Financial Corp.	300	10,133
*	Northgate Minerals Corp.	3,300	9,964
	Nova Chemicals Corp.	400	10,837
*	Oilexco, Inc.	700	11,068
# *	Open Text Corp.	400	14,291
*	OPTI Canada, Inc.	1,200	27,174
*	Pan Amer Silver Corp.	300	9,943
# *	Petrobank Energy & Resources, Ltd.	200	11,554
#	Petro-Canada	1,300	75,009
	Potash Corp. of Saskatchewan, Inc.	400	79,440
	Quebecor, Inc. Class B	400	12,645
	Reitmans Canada, Ltd.	700	13,033
	Ritchie Brothers Auctioneers, Inc.	600	16,546
*	RONA, Inc.	800	9,928
	Rothmans, Inc.	400	10,318
	Royal Bank of Canada	2,700	138,044
*	Saskatchewan Wheat Pool, Inc.	1,800	24,638
	Savanna Energy Services Corp.	700	15,084
	Shaw Communictions, Inc. Class B	600	12,415
	ShawCor, Ltd.	400	13,957
*	Shore Gold, Inc.	2,500	8,756
*	Silver Standard Resources, Inc.	300	8,940
*	Silver Wheaton Corp.	700	10,166
	Silvercorp Metals, Inc.	1,200	9,130
*	Sino-Forest Corp.	700	14,654
*	Stantec, Inc.	400	11,675

4

	Sun Life Financial, Inc.	600	27,929
	Suncor Energy, Inc.	600	40,948
	Talisman Energy, Inc.	2,100	48,231
#	Teck Cominco Class B	800	39,589
	Telus Corp.	300	14,432
#	The Thomson Corp.	300	10,915
*	Thompson Creek Metals Company, Inc.	600	13,134
	Tim Hortons, Inc.	300	9,964
# *	Timminco, Ltd.	600	18,418
	Toromont Industries, Ltd.	400	12,303
	Toronto Dominion Bank	1,700	123,000
#	Transalta Corp.	600	21,757
	TransCanada Corp.	500	19,706
	Transcontinental, Inc. Class A	600	10,900
	Trican Well Service, Ltd.	800	17,238
*	Uranium One, Inc.	4,000	20,048
	Yamana Gold, Inc.	1,000	15,458

TOTAL — CANADA			2,111,461

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	Coloplast A.S.	150	13,225
	Dampskibsselskabet Torm A.S. ADR	400	13,272
	Danisco A.S.	133	10,345
	Danske Bank A.S.	785	26,916
	De Sammenslut Vogmaend	700	17,908
*	Genmab A.S.	400	21,404
*	Jyske Bank A.S.	350	23,359
	NKT Holding A.S.	250	21,097
	Novo-Nordisk A.S. Sponsored ADR	300	19,590
	SimCorp A.S.	50	9,710
	Sydbank A.S.	320	13,768
	Trygvesta A.S.	149	11,863
*	Vestas Wind Systems A.S.	240	32,993

TOTAL — DENMARK			235,450

FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
	Cargotec Oyj Series B	286	12,070
	Fiskars Oyj Abp Series A	175	3,396
	Fortum Oyj	1,083	52,410
	KCI Konecranes Oyj	433	19,864
	Kone Oyj Series B	267	10,824
	Metso Oyj	729	36,528
	Neste Oil Oyj	772	25,785
	Nokia Oyj Sponsored ADR	4,800	136,320
#	Nokian Renkaat Oyj	253	13,069
	OKO Bank P.L.C. Class A	687	14,150
	Orion Oyj Series A	463	10,089
	Orion Oyj Series B	482	10,346

5

	Outokumpu Oyj Series A	202	9,048
#	Ramirent Oyj	548	7,072
	Sampo Oyj	1,103	31,946
	SanomaWSOY Oyj	376	9,743
	Stora Enso Oyj Series R	2,576	31,337
	UPM-Kymmene Oyj	2,271	44,202
	Wartsila Corp. Oyj Series B	248	17,552
	YIT Oyj	373	10,969

TOTAL — FINLAND			506,720

FRANCE — (7.6%)
COMMON STOCKS — (7.6%)
	Accor SA	208	15,863
*	Aeroports de Paris	85	9,440
	Air France-KLM	524	14,002
#	Air Liquide SA	422	62,036
	Alcatel-Lucent SA	3,289	24,815
	Alstom SA	83	20,914
# *	Altran Technologies SA	1,385	12,624
#	Arkema	452	28,872
*	Atos Origin SA	590	34,838
	AXA SA Sponsored ADR	1,600	56,608
	bioMerieux	95	10,244
#	BNP Paribas SA	1,832	188,945
#	Bongrain SA	97	9,061
#	Bourbon SA	310	21,392
#	Bouygues SA	223	18,219
	Capgemini SA	631	42,761
	Carrefour SA	1,105	77,464
#	Cie Generale D’Optique Essilor Intenational SA	337	21,187
	Ciments Francais SA	106	20,450
#	Clarins SA	147	9,671
	CNP Assurances	93	11,445
	Compagnie de Saint-Gobain	632	51,009
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	600	32,268
#	Compagnie Generale des Establissements Michelin Series B	105	9,401
#	Credit Agricole SA	1,282	33,906
	Electricite de France	206	22,303
	Eramet SA	14	14,070
	Establissements Maurel et Prom	579	14,482
	Euler Hermes SA	87	8,208
	European Aeronautic Defence & Space Co.	696	16,238
	Eutelsat Communications	354	10,632
#	France Telecom SA Sponsored ADR	2,800	85,792
	Gaz de France SA	202	13,757
#	Groupe Danone	396	34,647
#	Guyenne et Gascogne SA	72	10,959
	Havas SA	2,322	10,265
	Imerys SA	114	10,320
	Ipsos SA	347	12,766

6

#	JC Decaux SA	355	10,400
#	Lafarge SA	524	94,720
	Lagardere SCA	706	50,999
	Legrand SA	413	12,037
#	L’Oreal SA	397	48,293
	LVMH (Louis Vuitton Moet Hennessy)	152	17,771
#	M6 Metropole Television	468	10,807
#	Natixis	1,910	29,023
	Neopost SA	99	11,458
	Nexans SA	127	17,321
	Nexity	235	9,473
	Orco Property Group	108	8,386
*	Orpea	167	9,441
#	PagesJaunes SA	529	9,535
	Pernod-Ricard SA	387	43,964
#	Peugeot SA	815	50,705
#	PPR SA	264	34,487
	Rallye SA	68	5,166
	Remy Cointreau SA	164	9,697
#	Renault SA	737	75,668
*	Safran SA	872	19,032
	Sanofi - Aventis ADR	1,500	55,980
#	Schneider Electric SA	397	49,830
#	SCOR SE	660	16,661
	SEB SA	60	11,807
#	Sechilienne SA	154	13,014
#	Societe BIC SA	218	10,852
# *	Societe Generale Paris	575	59,744
	Societe Television Francaise 1	689	13,631
	Sodexho Alliance SA	186	12,174
	Technip SA	445	41,788
#	Teleperformance SA	324	13,730
#	Thales SA	153	9,550
	Total SA Sponsored ADR	400	34,904
*	UbiSoft Entertainment SA	127	12,312
	Valeo SA	289	11,527
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	85	26,325
#	Vinci SA	412	31,043
#	Vivendi SA	2,976	125,176
#	Wendel	83	11,805
	Zodiac SA	203	10,754

TOTAL — FRANCE			2,252,864

GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
#	Aareal Bank AG	322	9,571
	Adidas-Salomon AG	237	16,695
	Aixtron AG	817	12,124
	Allianz SE	704	133,181
	Altana AG	571	10,818

7

	BASF AG	342	51,172
	Bayer AG	742	65,792
	Bayerische Motoren Werke AG	1,128	66,721
#	Bilfinger Berger AG	132	12,137
	Commerzbank AG	1,340	47,249
	Continental AG	305	38,402
	Daimler AG	1,208	91,836
#	Deutsche Bank AG	1,042	111,142
	Deutsche Lufthansa AG	463	11,988
	Deutsche Post AG	622	19,761
	Deutsche Postbank AG	282	27,202
	Deutsche Telekom AG	5,534	92,875
	Deutsche Wohnen AG	315	7,372
	Deutz AG	1,039	11,338
	Douglas Holding AG	193	10,366
#	DVB Bank AG	26	11,041
	E.ON AG	600	127,301
	Epcos AG	719	13,588
#	Fraport AG	153	10,175
	Freenet AG	613	10,412
	GEA Group AG	639	24,820
	Heidelberger Druckmaschinen AG	399	9,988
	Henkel KGAA	473	21,357
	Hochtief AG	191	22,177
*	Infineon Technologies AG	2,507	22,621
	K&S AG	61	28,593
#	Kontron AG	640	10,708
#	Krones AG	127	10,589
	Kuka AG	336	11,357
#	Lanxess AG	290	13,075
	Leoni AG	189	9,602
	MAN AG	233	36,287
	Metro AG	266	19,594
	Munchener Rueckversicherungs-Gesellschaft AG	324	60,702
	Norddeutsche Affinerie AG	245	11,722
#	Pfleiderer AG	423	8,180
*	Premiere AG	495	10,545
*	Q-Cells AG	135	16,393
	Rheinmetall AG	288	22,808
#	Rhoen-Klinikum AG	525	16,191
	RWE AG (Neu) Series A	561	72,450
#	Salzgitter AG	139	27,310
	SAP AG Sponsored ADR	800	43,680
	Siemens AG Sponsored ADR	1,800	204,822
#	Software AG	147	10,978
	Stada Arzneimittel AG	164	10,811
	Symrise AG	851	21,185
	ThyssenKrupp AG	539	36,311
	TUI AG	733	19,413
	United Internet AG	444	9,716
	Volkswagen AG	193	53,108
	Wincor Nixdorf AG	165	13,092

TOTAL — GERMANY			1,930,444

8

	GREECE — (0.7%)
	COMMON STOCKS — (0.7%)
	Agricultural Bank of Greece S.A.	2,272	8,970
	Alapis Holdings Industrial & Commercial S.A.	4,899	16,027
	Alpha Bank A.E.	837	28,667
	Bank of Greece	108	15,477
	Coca-Cola Hellenic Bottling Co. S.A.	225	10,224
	EFG Eurobank Ergasias S.A.	675	19,203
	Mytilineos Holdings S.A.	611	8,162
	National Bank of Greece S.A.	1,073	60,735
*	OPAP S.A.	509	19,931
	Piraeus Bank S.A.	702	23,585

	TOTAL — GREECE		210,981

	HONG KONG — (1.6%)
	COMMON STOCKS — (1.6%)
	Allied Properties, Ltd.	48,000	9,483
	Boc Hong Kong Holdings Ltd	5,500	14,079
	Cathay Pacific Airways, Ltd.	7,000	14,723
	Cheung Kong Holdings, Ltd.	1,000	15,400
*	China Grand Forestry Resources Group, Ltd.	78,000	7,703
	Dah Sing Financial Holdings, Ltd.	1,600	13,651
	First Pacific Co., Ltd.	14,000	10,196
# *	Foxconn International Holdings, Ltd.	7,000	9,546
	Great Eagle Holdings, Ltd.	4,000	13,191
	Hang Lung Group, Ltd.	6,000	30,928
	Henderson Land Development Co., Ltd.	4,000	27,839
	Hong Kong Electric Holdings, Ltd.	3,000	18,118
	Hong Kong Exchanges & Clearing, Ltd.	1,200	20,659
	Hutchison Whampoa, Ltd.	2,000	21,634
	Kerry Properties, Ltd.	2,500	17,115
	Lee & Man Paper Manufacturing, Ltd.	4,400	9,188
	Lifestyle International Holdings, Ltd.	4,500	8,588
	Melco International Development, Ltd.	8,000	10,065
*	Mongolia Energy Corporation, Ltd.	10,000	22,730
	MTR Corp., Ltd.	3,000	10,122
	New World China Land, Ltd.	15,600	10,649
	New World Development Co., Ltd.	3,000	7,553
	NWS Holdings, Ltd.	3,000	9,626
	Shangri-La Asia, Ltd.	4,000	13,482
	Shun Tak Holdings, Ltd.	8,000	9,351
	Sino Land Co., Ltd.	4,022	10,264
	Sun Hung Kai Properties, Ltd.	3,000	48,314
	Wharf Holdings, Ltd.	5,000	25,031
	Wheelock and Co., Ltd.	6,000	18,892
	Wing Lung Bank, Ltd.	1,000	18,888

	TOTAL — HONG KONG		477,008

9

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
*	Allied Irish Banks P.L.C.	2,797	55,738
	Allied Irish Banks P.L.C. Sponsored ADR	2,100	84,672
*	Bank of Ireland P.L.C.	2,038	25,840
	Bank of Ireland P.L.C. Sponsored ADR	300	15,162
	C&C Group P.L.C.	1,632	13,108
*	CRH P.L.C.	1,322	48,744
	DCC P.L.C.	432	10,053
*	Elan Corp. P.L.C. Sponsored ADR	2,200	55,088
*	Kerry Group P.L.C.	684	20,644

TOTAL — IRELAND			329,049

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
	AEM SpA	2,593	10,536
	Alleanza Assicurazioni SpA	793	9,763
#	Assicurazioni Generali SpA, Trieste	624	25,965
*	Banca Carige SpA	4,862	20,398
#	Banca Monte Dei Paschi di Siena SpA	11,458	36,562
#	Banca Popolare dell’Etruria e del Lazio Scrl	764	9,217
	Banca Popolare di Milano Scarl	1,158	12,737
	Banco Popolare Scarl	2,074	41,623
	Buzzi Unicem SpA	407	11,954
	C.I.R. SpA - Compagnie Industriali Riunite	3,568	9,810
#	Credito Emiliano SpA	697	7,515
	Davide Campari - Milano SpA	1,209	11,444
	Enel SpA	2,945	33,116
#	ERG SpA	536	12,267
	Fiat SpA	881	19,650
	Fondiaria - Sai SpA	433	16,416
	Gemina SpA	6,656	9,782
	Geox SpA	707	9,122
	Gruppo Editoriale L’Espresso SpA	2,471	7,581
*	Impregilo SpA	2,167	13,356
#	Intesa Sanpaolo SpA	8,676	56,929
	Iride SpA	3,033	10,234
	Italmobiliare SpA	111	10,964
*	Parmalat SpA	6,294	18,271
#	Saipem SpA	444	20,404
	Snam Rete Gas SpA	2,223	14,775
#	Societe Cattolica di Assicurazoni Scrl SpA	237	11,685
	Telecom Italia SpA Sponsored ADR	400	8,792
	UniCredito Italiano SpA	15,479	108,286
	Unione di Banche Italiane Scpa	854	22,011
#	Unipol Gruppo Finanziario SpA	3,739	9,988
TOTAL COMMON STOCKS			621,153

RIGHTS/WARRANTS — (0.0%)
*	Banca Popolare dell’Etruria e del Lazio Scrl Rights 06/13/08	764	149

TOTAL — ITALY			621,302

10

JAPAN — (19.0%)
COMMON STOCKS — (19.0%)
	Advantest Corp. ADR	500	13,180
	AEON Co., Ltd.	4,200	60,364
	Aioi Insurance Co., Ltd.	3,000	18,709
	Aisin Seiki Co., Ltd.	600	21,019
	Ajinomoto Co., Inc.	1,000	9,729
	Alps Electric Co., Ltd.	1,000	10,949
	Asahi Glass Co., Ltd.	1,000	13,167
	Asahi Kasei Corp.	6,000	35,641
	Asics Corp.	1,000	11,108
	Astellas Pharma, Inc.	1,000	42,332
	Bridgestone Corp.	1,100	18,776
	Brother Industries, Ltd.	1,300	18,745
	Canon Marketing Japan, Inc.	600	11,588
	Canon, Inc. Sponsored ADR	1,700	91,987
	Central Japan Railway Co.	2	19,552
	Chubu Electric Power Co., Ltd.	1,400	31,400
#	Chugai Pharmaceutical Co., Ltd.	900	14,075
	Citizen Holdings Co., Ltd.	2,400	20,334
	Coca-Cola West Japan Co., Ltd.	500	11,984
	Comsys Holdings Corp.	1,000	8,487
	Dai Nippon Printing Co., Ltd.	1,000	15,311
#	Dai Nippon Screen Mfg. Co., Ltd.	5,000	23,503
	Daido Steel Co., Ltd.	2,000	12,663
	Daihatsu Motor Co., Ltd.	1,000	11,239
	Daiichi Sankyo Co, Ltd.	1,200	33,872
	Daikin Industries, Ltd.	300	15,488
	Daiwa House Industry Co., Ltd.	2,000	24,546
	Daiwa Securities Co., Ltd.	2,000	20,054
	Denso Corp.	800	29,238
	Dentsu, Inc.	7	17,140
	Dowa Holdings Co., Ltd.	2,000	15,101
#	Ebara Corp.	6,000	20,213
	Edion Corp.	1,300	11,757
	Eisai Co., Ltd.	300	10,875
	Electric Power Development Co., Ltd.	300	11,239
	Exedy Corp.	400	10,633
	Ezaki Glico Co., Ltd.	1,000	10,719
	Fanuc, Ltd.	200	21,753
#	Fuji Heavy Industries, Ltd.	3,000	14,065
	FUJIFILM Holdings Corp.	600	22,234
	Fukuoka Financial Group, Inc.	4,000	19,900
	Furukawa Electric Co., Ltd.	4,000	15,872
	Futaba Industrial Co., Ltd.	500	12,621
#	GS Yuasa Corp.	5,000	18,885
	Gunze, Ltd.	3,000	15,059
	H20 Retailing Corp.	3,000	22,328

11

	Hamamatsu Photonics K.K.	400	11,865
	Hankyu Hanshin Holdings, Inc.	5,000	21,675
	Hanwa Co., Ltd.	3,000	19,069
	Hino Motors, Ltd.	2,000	13,380
	Hisamitsu Pharmaceutical Co., Inc.	300	12,097
	Hitachi Cable, Ltd.	3,000	11,654
	Hitachi Chemical Co., Ltd.	700	15,655
	Hitachi High-Technologies Corp.	600	13,669
	Hitachi Koki Co., Ltd.	800	13,580
	Hitachi Metals, Ltd.	1,000	14,703
	Hitachi, Ltd. Sponsored ADR	900	64,836
	Hokkaido Electric Power Co., Inc.	400	8,176
	Honda Motor Co., Ltd. Sponsored ADR	2,100	69,783
	Horiba, Ltd.	300	8,535
#	Hosiden Corp.	800	17,217
	House Foods Corp.	700	11,309
*	Idemitsu Kosan Co., Ltd.	200	21,492
	IHI Corp.	9,000	20,423
	Imperial Hotel, Ltd.	200	6,944
*	Isetan Mitsukoshi Holdings, Ltd.	1,700	20,416
	Isuzu Motors, Ltd.	3,000	16,178
#	ITO EN, Ltd.	600	9,634
	Itochu Corp.	2,000	23,160
	Itochu Techno-Solutions Corp.	400	14,656
	Japan Petroleum Exploration Co., Ltd.	300	21,555
	Japan Tobacco, Inc.	3	14,558
	JFE Holdings, Inc.	300	16,958
	JS Group Corp.	1,200	20,461
	JSR Corp., Tokyo	500	10,220
	Juroku Bank, Ltd.	2,000	11,178
	Kajima Corp.	7,000	28,585
	Kaneka Corp.	2,000	14,563
	Kansai Electric Power Co., Inc.	1,700	37,497
	Kansai Paint Co., Ltd.	2,000	14,595
	Kao Corp.	1,000	26,100
	Kawasaki Heavy Industries, Ltd.	8,000	24,762
	KDDI Corp.	2	13,878
	Kikkoman Corp.	1,000	12,504
	Kirin Holdings Co., Ltd.	1,000	16,554
	Kissei Pharmaceutical Co., Ltd.	1,000	22,429
	Kiyo Holdings, Inc.	9,000	15,202
	Kobe Steel, Ltd.	4,000	13,170
	Koito Manufacturing Co., Ltd.	1,000	14,265
	Kokuyo Co., Ltd.	1,500	13,936
	Komatsu, Ltd.	900	28,537
	Komeri Co., Ltd.	300	8,133
	Komori Corp.	900	17,630
	Konica Minolta Holdings, Inc.	1,000	18,670
	Kubota Corp. Sponsored ADR	400	16,200
	Kuraray Co., Ltd.	1,500	18,947
	Kyocera Corp. Sponsored ADR	300	28,998
	Kyowa Hakko Kogyo Co., Ltd.	1,000	9,716

12

	Kyushu Electric Power Co., Inc.	600	12,749
	Lintec Corp.	700	12,575
	Lion Corp.	3,000	13,328
	Mabuchi Motor Co., Ltd.	400	21,485
	Maeda Road Construction Co., Ltd.	1,000	7,123
	Marubeni Corp.	2,000	17,857
#	Maruha Nichiro Holdings, Inc.	6,000	9,847
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	2,600	59,124
	Matsushita Electric Works, Ltd.	1,000	11,012
	Mazda Motor Corp.	5,000	26,106
	Meiji Dairies Corp.	2,000	10,909
	Meitec Corp.	300	8,877
	Millea Holdings, Inc.	600	24,772
	Minebea Co., Ltd.	2,000	12,110
	Miraca Holdings, Inc.	600	14,800
	Mitsubishi Chemical Holdings Corp.	2,000	14,191
	Mitsubishi Corp.	1,600	55,291
	Mitsubishi Electric Corp.	2,000	22,640
	Mitsubishi Estate Co., Ltd.	2,000	53,904
	Mitsubishi Gas Chemical Co., Inc.	2,000	15,012
	Mitsubishi Heavy Industries, Ltd.	9,000	45,409
	Mitsubishi Materials Corp.	4,000	19,160
*	Mitsubishi Motors Corp.	13,000	23,076
	Mitsubishi Tanabe Pharma Corp.	1,000	13,011
	Mitsubishi UFJ Financial Group, Inc.	7,100	72,204
	Mitsui & Co., Ltd. Sponsored ADR	73	35,644
	Mitsui Chemicals, Inc.	3,000	17,231
	Mitsui Fudosan Co., Ltd.	1,000	24,821
	Mitsui O.S.K. Lines, Ltd.	1,000	15,107
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	300	11,810
	Miura Co., Ltd.	400	9,910
	Mizuho Financial Group, Inc.	5	26,259
	Murata Manufacturing Co., Ltd.	400	21,047
	Musashino Bank, Ltd.	400	18,487
	Nabtesco Corp.	1,000	14,934
	Nagase & Co., Ltd.	2,000	23,964
	Nagoya Railroad Co., Ltd.	4,000	10,851
	NEC Corp.	11,000	58,499
	NGK Insulators, Ltd.	1,000	18,282
	Nichirei Corp.	2,000	9,267
	Nidec Corp. ADR	500	9,385
	Nihon Parkerizing Co., Ltd.	1,000	15,495
	Nintendo Co., Ltd.	100	55,080
	Nippon Kayaku Co., Ltd.	2,000	13,342
	Nippon Konpo Unyu Soko Co., Ltd.	1,000	12,860
	Nippon Mining Holdings, Inc.	3,500	21,963
	Nippon Mitsubishi Oil Corp.	6,000	43,426
	Nippon Paint Co., Ltd.	3,000	12,780
	Nippon Paper Group, Inc.	8	22,818
	Nippon Shinyaku Co., Ltd.	1,000	12,733
	Nippon Steel Corp.	3,000	18,753
	Nippon Telegraph & Telephone Corp. ADR	1,600	38,816

13

	Nippon Yusen KK	2,000	20,353
	Nipponkoa Insurance Co., Ltd.	3,000	28,162
	Nipro Corp.	1,000	17,524
	Nishimatsu Construction Co., Ltd.	4,000	11,078
	Nishi-Nippon Railroad Co., Ltd.	3,000	10,493
	Nissan Motor Co., Ltd.	2,200	19,544
	Nissay Dowa General Insurance Co., Ltd.	2,000	12,055
	Nisshin Seifun Group, Inc.	1,000	11,902
	Nisshin Steel Co., Ltd.	3,000	11,610
	Nissin Food Products Co., Ltd.	300	10,854
	Nitto Denko Corp.	300	14,270
	NOK Corp.	500	8,883
	Nomura Securities Co., Ltd.	800	13,581
	NTN Corp.	2,000	15,197
	NTT DoCoMo, Inc. Sponsored ADR	2,100	33,537
	Obayashi Corp.	4,000	20,418
	Odakyu Electric Railway Co., Ltd.	2,000	13,145
	Oji Paper Co., Ltd.	6,000	29,125
	Okasan Holdings, Inc.	2,000	12,075
	Olympus Corp.	1,000	32,651
	Omron Corp.	400	8,631
	Ono Pharmaceutical Co., Ltd.	300	17,279
	Osaka Gas Co., Ltd.	3,000	10,902
	Pioneer Electronic Corp.	1,000	8,666
	Q.P. Corp.	1,000	9,282
#	Rengo Co., Ltd.	3,000	20,445
	RICOH COMPANY, Ltd.	3,000	55,245
	Rohm Co., Ltd.	200	13,113
	Ryosan Co., Ltd.	500	11,434
	Sagami Railway Co., Ltd.	3,000	11,295
	Sanden Corp.	2,000	9,823
*	Sanyo Electric Co., Ltd.	5,000	12,768
	Sapporo Hokuyo Holdings, Inc.	2	15,587
*	Sbi Holdings, Inc.	67	19,741
	Secom Co., Ltd.	300	14,570
	Seiko Epson Corp.	900	22,004
	Sekisui Chemical Co., Ltd.	2,000	14,680
	Sekisui House, Ltd.	2,000	21,183
	Seven & I Holdings Co., Ltd.	700	20,440
	Sharp Corp., Osaka	2,000	34,923
	Shiga Bank, Ltd.	2,000	13,191
	Shikoku Bank, Ltd.	3,000	13,749
	Shikoku Electric Power Co., Inc.	400	11,348
	Shima Seiki Manufacturing Co., Ltd.	300	9,853
	Shimachu Co., Ltd.	600	15,483
	Shimizu Corp.	2,000	10,140
	Shin-Etsu Chemical Co., Ltd.	700	44,118
	Shinsei Bank, Ltd.	5,000	19,743
	Shionogi & Co., Ltd.	1,000	20,168
	Shizuoka Bank, Ltd.	3,000	33,740
	Showa Denko KK	3,000	9,175
	SMC Corp.	100	12,561

14

Sojitz Corp.	5,400	20,607
Sompo Japan Insurance, Inc.	2,000	21,623
Sony Corp. Sponsored ADR	2,100	105,819
Square Enix Co., Ltd.	300	9,195
Sumitomo Chemical Co., Ltd.	4,000	29,232
Sumitomo Corp.	3,500	51,703
Sumitomo Electric Industries, Ltd.	3,800	49,047
Sumitomo Heavy Industries, Ltd.	2,000	16,048
Sumitomo Metal Industries, Ltd., Osaka	3,000	14,315
Sumitomo Metal Mining Co., Ltd.	1,000	16,781
Sumitomo Mitsui Financial Group, Inc.	3	25,837
Sumitomo Trust & Banking Co., Ltd.	3,000	25,604
Sumitomo Warehouse Co., Ltd.	3,000	15,149
Suzuken Co., Ltd.	300	11,465
T&D Holdings, Inc.	200	13,326
Tadano, Ltd.	1,000	11,702
Taisei Corp.	6,000	17,370
Taisho Pharmaceutical Co., Ltd.	1,000	18,723
Taiyo Yuden Co., Ltd.	2,000	24,559
Takara Holdings, Inc.	3,000	20,729
Takashimaya Co., Ltd.	2,000	20,637
Takeda Pharmaceutical Co., Ltd.	300	17,391
TDK Corp. Sponsored ADR	400	27,520
Terumo Corp.	300	14,939
The Akita Bank, Ltd.	3,000	13,836
The Awa Bank, Ltd.	3,000	18,588
The Bank of Iwate, Ltd.	200	12,811
The Bank of Kyoto, Ltd.	1,000	12,074
The Bank of Nagoya, Ltd.	2,000	13,555
The Bank of Okinawa, Ltd.	300	11,387
The Chugoku Bank, Ltd.	1,000	15,668
The Chugoku Electric Power Co., Ltd.	500	10,720
The Daishi Bank, Ltd.	4,000	17,422
The Fukui Bank, Ltd.	3,000	9,394
The Hachijuni Bank, Ltd.	2,000	13,858
The Higo Bank, Ltd.	3,000	19,929
The Hiroshima Bank, Ltd.	3,000	15,433
The Hyakugo Bank, Ltd.	2,000	13,229
The Iyo Bank, Ltd.	1,000	12,479
The Japan Steel Works, Ltd.	1,000	20,780
The Japan Wool Textile Co., Ltd.	1,000	9,054
The Keiyo Bank, Ltd.	2,000	13,514
The Nanto Bank, Ltd.	3,000	19,082
The Ogaki Kyoritsu Bank, Ltd.	2,000	11,293
The Oita Bank, Ltd.	2,000	13,572
The San-in Godo Bank, Ltd.	2,000	18,620
THK Co., Ltd.	700	14,447
Toho Bank, Ltd.	3,000	13,352
Toho Gas Co., Ltd.	2,000	10,342
Tohuku Electric Power Co., Inc.	900	19,294
Tokai Rika Co., Ltd.	400	9,512
Tokyo Dome Corp.	2,000	9,129

15

Tokyo Electric Power Co., Ltd	1,800	43,872
Tokyo Gas Co., Ltd.	6,000	22,818
Tokyo Tomin Bank, Ltd.	500	10,586
Tokyu Land Corp.	2,000	14,365
Toppan Printing Co., Ltd.	3,000	34,566
Toray Industries, Inc.	3,000	19,659
Toshiba Corp.	2,000	17,632
Toshiba TEC Corp.	2,000	14,144
TOTO, Ltd.	2,000	15,363
Toyo Ink Manufacturing Co., Ltd.	3,000	11,503
Toyo Seikan Kaisha, Ltd.	1,500	29,543
Toyobo Co., Ltd.	8,000	16,168
Toyoda Gosei Co., Ltd.	300	9,685
Toyota Auto Body Co., Ltd.	600	12,357
Toyota Motor Corp. Sponsored ADR	1,900	193,895
Toyota Tsusho Corp.	1,000	24,398
Tsumura & Co.	500	12,335
Ube Industries, Ltd.	6,000	22,660
# Ulvac, Inc.	300	9,876
UNY Co., Ltd.	3,000	31,529
Yamagata Bank, Ltd.	2,000	11,994
Yamaguchi Financial Group, Inc.	1,000	14,597
Yamaha Motor Co., Ltd.	1,300	26,469
Yamanashi Chuo Bank, Ltd.	2,000	12,054
Yamato Kogyo Co., Ltd.	300	15,027
Yodogawa Steel Works, Ltd.	2,000	10,965
Yokogawa Electric Corp.	1,100	10,427

TOTAL — JAPAN		5,671,396

NETHERLANDS — (3.4%)
COMMON STOCKS — (3.4%)
Aalberts Industries NV	682	14,971
Aegon NV	5,274	80,462
Akzo Nobel NV	509	43,060
Arcadis NV	510	12,237
ArcelorMittal	1,104	109,574
# ASM International NV	503	12,798
ASML Holding NV	676	20,242
Eriks Group NV	145	10,187
Fugro NV	182	16,040
Heijmans NV	284	8,749
Heineken Holding NV	397	20,527
Heineken NV	888	52,144
Imtech NV	418	11,729
ING Groep NV Sponsored ADR	5,200	198,744
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	25,455
Koninklijke Ahold NV	1,349	20,173
Koninklijke DSM NV	685	41,961
Koninklijke Philips Electronics NV	2,187	84,014
Koninklijke Ten Cate NV	313	11,235
Koninklijke Vopak NV	207	15,081

16

	Nutreco Holding NV	206	14,964
#	Oce NV	613	8,636
	OPG Groep NV	380	9,289
	Randstad Holdings NV	457	19,920
	Reed Elsevier NV ADR	700	26,096
	Smit Internationale NV	90	10,076
	SNS Reaal	877	20,169
	Telegraaf Media Groep NV	286	9,993
	TKH Group NV	442	11,826
	TNT NV	469	18,803
#	Unilever NV	1,285	42,021
	Wolters Kluwer NV	717	20,209
TOTAL COMMON STOCKS			1,021,385

RIGHTS/WARRANTS — (0.0%)
*	Eriks Group NV Coupons	145	—
*	Smit Internationale NV Coupons	90	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			1,021,385

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Fisher & Paykel Healthcare Corp.	4,279	8,045
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	9,342

TOTAL — NEW ZEALAND			17,387

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
*	Aker Yards ASA	1,200	13,766
# *	Awilco Offshore ASA	1,000	13,985
#	Cermaq ASA	800	10,265
	DNB Nor ASA Series A	961	13,803
#	Leroy Seafood Group ASA	500	10,531
	Orkla ASA	1,500	21,573
	Petroleum Geo Services ASA	700	20,655
	Prosafe ASA	1,912	20,433
*	Prosafe Production Public, Ltd.	712	5,078
*	Sevan Marine ASA	1,300	20,691
	StatoilHydro ASA Sponsored ADR	900	35,235
	Storebrand ASA	2,760	26,280
*	Subsea 7, Inc.	800	22,939
	Telenor ASA	1,000	21,658
*	TGS Nopec Geophysical Co. ASA	865	13,728
	Tomra Systems ASA	1,800	12,867
	Veidekke ASA	1,400	11,254
	Yara International ASA	328	24,824

TOTAL — NORWAY			319,565

17

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco Espirito Santo SA	1,606	28,941
Brisa SA	1,381	19,659
Energias de Portugal SA	4,966	31,258
Jeronimo Martins SGPS SA	1,413	10,188
Portugal Telecom SA	1,124	13,735
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	8,876
Sonae SGPS SA	5,281	8,617

TOTAL — PORTUGAL		121,274

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
* Asia Food and Properties, Ltd.	21,000	11,265
Capitaland, Ltd.	6,000	28,930
City Developments, Ltd.	3,000	25,106
Fraser & Neave, Ltd.	5,000	18,151
Jardine Cycle & Carriage, Ltd.	1,000	12,032
Keppel Corp., Ltd.	2,000	17,877
# Keppel Land, Ltd.	3,000	11,765
Keppel Telecommunications and Transportation, Ltd.	3,000	12,111
SembCorp Industries, Ltd.	4,000	14,029
Singapore Airlines, Ltd.	2,000	23,349
* Singapore Exchange, Ltd.	4,000	23,653
United Industrial Corp., Ltd.	5,000	10,923
UOL Group, Ltd.	4,000	11,502
Venture Corp., Ltd.	2,000	14,705
Wilmar International, Ltd.	4,000	16,431

TOTAL — SINGAPORE		251,829

SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
Abengoa SA	312	11,003
Abertis Infraestructuras SA (4065663)	301	9,576
* Abertis Infraestructuras SA (B2RFP73)	15	479
Acciona SA	44	12,503
Actividades de Construccion y Servicios SA	335	20,235
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	6,800	151,708
# Banco de Sabadell SA	4,546	45,955
Banco de Valencia SA	357	19,100
Banco Guipuzcoano SA	232	3,713
Banco Pastor SA	1,221	17,911
Banco Popular Espanol SA	1,102	17,782
# Banco Santander SA Sponsored ADR	7,400	154,660
Bankinter SA	1,293	18,786
Cementos Portland Valderrivas SA	113	10,672
Cia Espanola de Petroleous SA	45	4,912
Cintra Concesiones de Infraestructuras de Transporte SA	705	10,845
Construcciones y Auxiliar de Ferrocarriles SA	25	11,574
Ebro Puleva SA	528	10,628
Enagas SA	990	31,459

18

	Gamesa Corporacion Tecnologica SA	205	10,612
	Gas Natural SDG SA	342	19,785
*	Grifols SA	710	20,394
	Grupo Catalana Occidente SA	257	8,199
	Grupo Empresarial Ence SA	1,265	11,668
	Grupo Ferrovial SA	243	19,113
	Iberdrola SA	4,792	69,022
	Indra Sistemas SA	739	20,169
*	Obrascon Huarte Lain SA	306	12,498
	Prosegur Cia de Seguridad SA	249	10,966
	Red Electrica de Espana SA	306	21,647
	Repsol YPF SA Sponsored ADR	800	33,152
	Telefonica SA Sponsored ADR	1,500	129,045
	Tubacex SA	1,104	12,556
	Union Fenosa SA	151	9,816
	Viscofan SA	472	11,125
	Zardoya Otis SA	411	12,494

TOTAL — SPAIN			995,762

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
	Alfa Laval AB	200	14,033
	Assa Abloy AB Series B	556	9,649
#	Atlas Copco AB Series A	1,400	24,824
#	Atlas Copco AB Series B	760	12,334
	Axfood AB	232	7,782
	Cloetta AB Series B	250	8,863
#	D. Carnegie & Co. AB	700	10,044
	Electrolux AB Series B	1,300	18,785
	Elekta AB Series B	1,000	17,979
	Getinge AB	1,000	27,210
	Hennes & Mauritz AB Series B	477	26,394
	Hexagon AB	800	16,625
	Holmen AB Series B	1,000	34,116
	Husqvarna AB Series B	900	9,272
#	JM AB	665	11,625
#	Meda AB Series A	1,400	19,951
	Modern Times Group AB Series B	150	10,474
	NCC AB Series B	660	12,534
	Nobia AB	1,300	9,123
	Nordea Bank AB	2,681	43,614
*	Pa Resources AB	1,600	19,683
	Sandvik AB	701	12,052
	Scania AB Series B	700	13,814
*	Scania AB Series B Redemption Shares	700	871
	Securitas AB Series B	800	10,008
	Skandinaviska Enskilda Banken AB Series A	1,072	24,335
	Skanska AB Series B	1,114	19,054
	SKF AB Series B	1,000	18,767
	Svenska Cellulosa AB Series B	1,788	28,710
	Svenska Handelsbanken AB Series A	1,609	44,841

19

	Swedbank AB Series A	1,266	31,319
	TeliaSonera AB	1,500	13,635
#	Trelleborg AB Series B	498	9,307
	Volvo AB Series A	700	10,722
	Volvo AB Series B	2,500	39,648

TOTAL — SWEDEN			641,997

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
*	ABB, Ltd. Sponsored ADR	2,400	77,952
*	Actelion, Ltd.	385	21,057
	Adecco SA	427	24,372
	Allreal Holding AG	64	8,166
	Bank Sarasin & Cie Series B	600	29,547
	Barry Callebaut AG	13	9,549
	Berner Kantonalbank	46	11,030
	Bobst Group AG	148	12,115
	Bucher Industries AG	50	13,101
	Ciba Specialty Chemicals AG	623	20,564
	Compagnie Financiere Richemont AG Series A	1,679	104,650
	Conzzeta Holdings AG	5	12,479
	Credit Suisse Group AG Sponsored ADR	3,543	180,303
	Galenica Holding AG	30	10,691
	Geberit AG	224	38,001
	George Fisher AG	35	18,153
	Givaudan SA	32	31,037
	Helvetia Holding AG	72	28,641
	Holcim, Ltd.	1,114	104,151
	Julius Baer Holdings, Ltd. AG	352	28,840
	Kuoni Reisen Holding AG	23	12,295
*	Logitech International SA	684	22,422
*	Luzerner Kantonalbank	41	10,424
	Nestle SA	371	182,478
#	Nobel Biocare Holding AG	290	11,432
	Novartis AG ADR	2,800	146,580
*	Oerlikon Corp.	32	10,830
	Panalpina Welttransport Holding AG	85	10,438
	Partners Group Holdings AG	108	15,128
	Roche Holding AG Bearer	82	16,238
	Roche Holding AG Genusschein	1,403	242,018
	Romande Energie Holding SA	5	12,182
	Schindler Holding AG	142	11,405
	Sika AG	6	10,301
#	Sonova Holding AG	133	12,112
	St. Galler Kantonalbank	24	11,181
	Sulzer AG	220	29,612
	Swiss Re	1,615	125,525
	Swisscom AG	29	10,128
#	Syngenta AG	157	48,060
*	Temenos Group AG	407	12,529
	Valiant Holding AG	57	10,636

20

	Vontobel Holdings AG	326	12,679
	Zurich Financial SVCS AG	250	73,371

TOTAL — SWITZERLAND			1,844,403

UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
	Aberdeen Asset Management P.L.C.	3,954	10,881
	Acergy SA	800	20,758
	Admiral Group P.L.C.	593	10,253
	Aegis Group P.L.C.	4,450	11,073
	Aga Rangemaster Group P.L.C.	991	5,583
	Aggreko P.L.C.	851	10,201
	Anglo American P.L.C.	1,815	123,676
	Antofagasta P.L.C.	806	11,020
*	Aricom P.L.C.	6,606	11,809
	Arriva P.L.C.	767	9,731
	Ashmore Group P.L.C.	2,055	10,646
	Associated British Foods P.L.C.	1,153	19,684
	AstraZeneca P.L.C. Sponsored ADR	2,200	96,118
	Atkins WS P.L.C.	469	9,582
*	Autonomy Corp. P.L.C.	783	13,761
	Aviva P.L.C.	10,040	125,470
	Babcock International Group P.L.C.	854	10,563
	BAE Systems P.L.C.	1,203	10,812
	Balfour Beatty P.L.C.	2,191	18,623
#	Barclays P.L.C. Sponsored ADR	4,700	140,671
	Barratt Developments P.L.C.	1,281	4,641
	Beazley Group P.L.C.	3,103	8,415
	Bellway P.L.C.	653	8,054
	Benfield Group, Ltd. P.L.C.	1,844	9,394
	BG Group P.L.C.	4,793	120,548
	BHP Billiton P.L.C.	1,489	56,646
	BHP Billiton P.L.C. ADR	300	22,908
	Bodycote P.L.C.	2,608	11,949
	Bovis Homes Group P.L.C.	984	8,067
	BP P.L.C. Sponsored ADR	2,200	159,522
	Brit Insurance Holdings P.L.C.	2,338	10,041
	British American Tobacco P.L.C. Sponsored ADR	1,000	75,370
	British Energy Group P.L.C.	2,019	29,351
	British Sky Broadcasting Group P.L.C. Sponsored ADR	700	29,988
	BT Group P.L.C. Sponsored ADR	800	35,208
	Bunzl P.L.C.	708	9,918
*	Cadbury P.L.C. Sponsored ADR	1,152	61,851
*	Cairn Energy P.L.C.	213	14,232
	Capita Group PLC	991	13,293
	Capital & Regional P.L.C.	980	5,782
	Carillion P.L.C.	1,413	9,660
	Carnival P.L.C. ADR	300	11,589
	Carphone Warehouse Group P.L.C.	1,733	8,156
	Catlin Group, Ltd.	1,882	14,707
	Centrica P.L.C.	4,731	27,553

21

	Charter P.L.C.	627	11,272
	Chemring Group P.L.C.	221	10,715
	Cobham P.L.C.	2,499	10,476
	Compass Group P.L.C.	4,418	32,859
	Daily Mail & General Trust P.L.C. Series A	1,082	8,727
	Dairy Crest Group P.L.C.	971	7,867
*	Dana Petroleum P.L.C.	456	16,547
	De La Rue P.L.C.	578	10,890
*	Debenhams P.L.C.	8,185	10,549
	Diageo P.L.C. Sponsored ADR	1,000	78,620
	Dignity P.L.C.	709	10,226
	Dimension Data Holdings P.L.C.	10,469	10,842
	Drax Group P.L.C.	1,611	21,614
	DS Smith P.L.C.	3,133	8,328
	DSG International P.L.C.	6,901	7,962
	Electrocomponents P.L.C.	2,964	10,127
	Elementis P.L.C.	7,421	10,757
	Experian Group, Ltd.	1,995	16,055
	Fenner P.L.C.	2,053	10,390
	Filtrona P.L.C.	2,925	9,180
	Firstgroup P.L.C.	1,857	19,496
	Game Group P.L.C.	2,607	14,606
	GlaxoSmithKline P.L.C. Sponsored ADR	3,600	160,308
	Greene King P.L.C.	1,008	10,796
	Halfords Group P.L.C.	1,884	10,272
	Halma P.L.C.	2,583	10,751
	HBOS P.L.C.	6,207	49,223
	Henderson Group P.L.C.	5,163	13,084
	Hikma Pharmaceuticals P.L.C.	1,033	9,731
	Hiscox, Ltd.	2,772	13,050
	HMV Group P.L.C.	3,923	10,800
#	HSBC Holdings P.L.C. Sponsored ADR	4,100	345,261
	Hunting P.L.C.	602	10,440
	ICAP P.L.C.	858	10,471
	IG Group Holdings P.L.C.	1,351	10,233
	IMI P.L.C.	1,130	11,505
*	Imperial Energy Corp. P.L.C.	393	7,642
	Inchcape P.L.C.	1,218	10,545
	Informa P.L.C.	2,285	17,410
	Inmarsat P.L.C.	1,150	10,750
	Intercontinental Hotels Group P.L.C. ADR	800	13,144
	Intermediate Capital Group P.L.C.	349	11,037
	International Personal Finance P.L.C.	2,220	11,340
	International Power P.L.C.	4,993	43,996
	Intertek Group P.L.C.	598	12,125
*	Invensys P.L.C.	1,772	11,321
	Investec P.L.C.	2,686	18,663
	ITV P.L.C.	35,437	41,357
	Jardine Lloyd Thompson Group P.L.C.	1,371	10,279
	John Wood Group P.L.C.	1,105	9,796
	Johnson Matthey P.L.C.	488	19,500
	Keller Group P.L.C.	732	9,635

22

	Kesa Electricals P.L.C.	3,133	12,616
	Kier Group P.L.C.	387	8,052
	Kingfisher P.L.C.	13,328	36,316
	Ladbrokes P.L.C.	3,130	19,467
	Laird P.L.C.	1,133	11,139
	Legal and General Group P.L.C.	23,276	55,281
#	Lloyds TSB Group P.L.C. Sponsored ADR	2,900	88,827
	Logica P.L.C.	5,346	12,866
	Lonmin P.L.C.	255	17,493
	Man Group P.L.C.	5,566	68,530
	Marks & Spencer Group P.L.C.	1,470	11,081
	Marshalls P.L.C.	2,042	8,087
	Marston’s P.L.C.	2,225	9,806
	Meggitt P.L.C.	2,811	13,567
	Michael Page International P.L.C.	1,815	10,291
	Misys P.L.C.	3,617	11,407
	Mondi P.L.C.	2,204	15,736
	Morgan Sindall P.L.C.	504	8,908
	Mothercare P.L.C.	1,256	9,906
	N Brown Group P.L.C.	2,218	9,835
	National Grid P.L.C. Sponsored ADR	800	59,416
	Northern Foods P.L.C.	5,556	8,752
	Northgate P.L.C.	825	9,202
	Northumbrian Water Group P.L.C.	2,073	13,523
	Old Mutual P.L.C.	4,019	9,319
	Pearson P.L.C. Sponsored ADR	500	6,765
	Pennon Group P.L.C.	1,549	19,921
*	Premier Oil P.L.C.	435	14,847
	Provident Financial P.L.C.	613	9,708
	Prudential P.L.C.	4,912	64,739
	PZ Cussons P.L.C.	2,842	10,833
*	Qinetiq P.L.C.	3,402	13,967
	Rathbone Brothers P.L.C.	535	10,438
	Reckitt Benckiser Group P.L.C.	761	44,851
	Redrow P.L.C.	1,945	9,107
	Reed Elsevier P.L.C. ADR	400	20,084
	Rexam P.L.C.	3,183	27,954
*	Rolls-Royce Group P.L.C.	9,738	81,622
	Royal Bank of Scotland Group P.L.C.	23,159	104,965
	Royal Dutch Shell P.L.C. ADR	400	33,492
	SABmiller P.L.C.	2,922	75,303
	Sage Group P.L.C.	2,817	12,565
	Sainsbury (J.) P.L.C.	7,578	52,365
	Schroders P.L.C.	471	9,809
	Scottish & Southern Energy P.L.C.	720	21,006
	Serco Group P.L.C.	1,171	10,366
	Severn Trent P.L.C.	353	10,195
	Shanks Group P.L.C.	2,210	10,367
	Shire, Ltd. ADR	300	15,468
	SIG P.L.C.	827	12,089
	Smith & Nephew P.L.C. Sponsored ADR	200	10,770
*	Soco International P.L.C.	249	9,492

23

Spectris P.L.C.	666	10,218
Speedy Hire P.L.C.	633	8,325
* Spirent Communications P.L.C.	8,253	10,745
SSL International P.L.C.	1,144	10,933
Stagecoach Group P.L.C.	2,368	10,894
Standard Chartered P.L.C.	1,310	48,717
Standard Life P.L.C.	4,328	21,543
Taylor Nelson Sofres P.L.C.	2,908	14,904
Tesco P.L.C.	6,026	49,501
The Weir Group P.L.C.	1,136	20,308
Travis Perkins P.L.C.	1,413	23,398
Trinity Mirror P.L.C.	3,332	15,030
TUI Travel PLC	2,030	9,825
Tullett Prebon P.L.C.	1,103	10,132
Tullow Oil P.L.C.	1,168	20,682
* UK Coal P.L.C.	1,131	12,620
Ultra Electronics Holdings P.L.C.	409	9,907
Unilever P.L.C. Sponsored ADR	1,600	52,880
United Business Media P.L.C.	1,660	20,277
United Utilities P.L.C.	1,909	28,334
Vedanta Resources P.L.C.	183	9,085
Venture Production P.L.C.	755	13,116
Vodafone Group P.L.C. Sponsored ADR	10,300	330,527
VT Group P.L.C.	792	10,264
WH Smith P.LC.	1,375	10,801
Whitbread P.L.C.	1,200	30,498
William Hill P.L.C.	1,421	10,676
William Morrison Supermarkets P.L.C.	7,990	46,361
Wincanton P.L.C.	1,461	8,639
Wolseley P.L.C.	1,433	15,624
WPP Group P.L.C. Sponsored ADR	600	36,390
Xstrata P.L.C.	595	47,082
Yell Group P.L.C.	4,539	11,354
TOTAL COMMON STOCKS		4,982,429

RIGHTS/WARRANTS — (0.0%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	14,152	7,850

TOTAL — UNITED KINGDOM		4,990,279

		Value †

UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
* Dr. Pepper Snapple Group, Inc. ADR	864	21,756

24

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $690,000 FHLMC 5.875%, 05/15/16, valued at $421,265) to be repurchased at $415,067	$415	415,000

SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $2,721,891 FNMA 6.000%, 05/01/38, valued at $2,764,994) to be repurchased at $2,711,298	2,711	2,710,778

TOTAL INVESTMENTS - (100.0%) (Cost $28,717,228)		$29,780,932

See accompanying Notes to Financial Statements.

25

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:  July 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:  July 30, 2008